UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number:          811-03213

NATIONWIDE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215
 (Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 05-02-210R
Columbus, OH 43215
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: December 31, 2020

Date of reporting period: January 1, 2020 through June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1).  The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Explanatory Note
:
This Form N-CSR/A for Nationwide Variable Insurance Trust (the “Registrant”) is being filed to: (i) correct the EDGAR rendition of the N-CSR Filing to properly reflect all information contained in the shareholder reports. Other than the aforementioned amendment, no other information or disclosures contained in the Registrant’s Form N-CSR filed on August 24, 2020  (Accession No. 0000949365-20-000332) are being amended by this Form N-CSR/A.

Item 1. Reports to Stockholders.

(a)   Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1).

Semiannual Report
June 30, 2020 (Unaudited)
Nationwide Variable Insurance Trust
Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Managed Growth & Income Fund
NVIT Investor Destinations Managed Growth Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.
gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2020

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 12
Statements of Investments 14
Statements of Assets and Liabilities 26
Statements of Operations 34
Statements of Changes in Net Assets 38
Statements of Cash Flows 44
Financial Highlights 48
Notes to Financial Statements 57
Supplemental Information 81
Management Information 82
Market Index Definitions 85

Nationwide Variable Insurance Trust - June 30, 2020 (Unaudited) - Message to Investors - 1
Dear Investor,
During this time of unparalleled uncertainty, Nationwide
has remained steadfastly committed to protecting people,
businesses and futures with extraordinary care. We have
diligently sought to care for our associates, communities, and ultimately you, our investors. Equity markets experienced
an unprecedented period of volatility during the semi-annual reporting period from January 1, 2020 through June 30, 2020, as investors tried to make sense of the coronavirus outbreak and the resulting shuttering of the economy.
Economic growth collapsed through the reporting period as a
result of the shutdown, with a 5% decline in first quarter real gross domestic product (GDP), which is the weakest level since the 2008 financial crisis. Economists estimate that the second quarter contracted by a record 33% but anticipate rebounding in the second half of the year. Corporate profits have been
devastated with a decline of 14% in the first quarter and an expected decline of up to 45% in the second quarter. As the
economy begins an uneven reopening, tremendous uncertainty
surrounds the trajectory of the recovery and the long-term
economic damage created by the covid-19 pandemic.
The S&P 500 declined through the reporting period
despite aggressive mitigation efforts
Markets experienced extreme volatility during the reporting
period: the coronavirus outbreak caused the sharpest bear
market since the Great Depression and a subsequent impressive bounce in the second half of the period. The S&P 500
®
Index
(S&P 500) started the year with momentum from a strong 2019, hitting a record-high on February 19 and recording a year-to-
date return of 5.0%. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23. Since 1950, there have been five previous
occasions where the S&P 500 fell 30%, taking on average 297
trading days (roughly a year and 2 months). The quickest 30%
fall was in 1987 and took a mere 70 days. In comparison, this time the decline occurred within 20 days. Aggressive fiscal and monetary policy, teamed with the prospect for reopening the
economy, drove investor sentiment higher, with a 39% rally
through the period that began on January 1, 2020 and ended
June 30, 2020. Overall, for the six-month period from January
1, 2020 to June 30, 2020, the S&P 500 finished with a return of -3.1%. Fixed income returns were mostly higher, including a dramatic drop in interest rates, more than offsetting wider credit spreads.
International markets lagged domestic markets as they have for much of the past decade, with the MSCI EAFE
®
Index returning
-11.3% and the MSCI Emerging Markets
®
Index returning
-9.8%. The global pandemic and subsequent economic
shutdown had a broad impact, though the peak in many foreign countries caused a recent outperformance of international
indexes versus domestic indexes.
U.S. economic activity faces unprecedented challenges
from the outbreak, and lasting implications remain
unclear
While much of 2019 was characterized by near universal strong returns and low volatility for risk assets, this reversed sharply during this period as equities, commodities and spread-based bonds (bond types that are measured by the difference in their yield versus a Treasury yield, usually the 10-year Treasury)
declined. Growth stocks substantially outperformed value
stocks, and large-cap stocks beat small-cap stocks.
Fixed-income markets were higher, driven by a decline in
interest rates to historic lows. The Federal Reserve aggressively added stimulus to the economy, first by bringing the Federal
Funds target rate effectively to 0% by March 15, followed by an aggressive bond-buying program that expanded the balance
sheet from $2.9 trillion to $7.1 trillion through the end of the period. Federal Reserve Chair Powell has indicated that the
Fed will remain active in supporting the market and that there is no maximum to their balance sheet growth. Interest rates
collapsed across the curve through the period, with the 10-year
US Treasury yield falling from 1.92% to a record-low of 0.50%
as of March 9, 2020, before bouncing modestly to 0.65% by
June 30th. The 2-year yield dropped from 1.57% to 0.15%,
widening the spread between the two yields to 0.50%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is wise to remain vigilant and informed during periods of stress and avoid the temptation to react on emotions as investment decisions
driven by emotions often leads to suboptimal outcomes.
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. Thank you for your continued support and confidence.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - June 30, 2020 (Unaudited) - Nationwide Variable Insurance Trust
Index
Annual Total Return
(as of June 30, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -0.43%
Bloomberg Barclays
Municipal Bond 2.08%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 2.88%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 17.05%
Bloomberg Barclays U.S.
Aggregate Bond 6.14%
Bloomberg Barclays U.S.
Corporate High Yield -3.80%
MSCI EAFE
®
-11.34%
MSCI Emerging Markets
®
-9.78%
MSCI ACWI ex USA -11.00%
Russell 1000
®
Growth 9.81%
Russell 1000
®
Value -16.26%
Russell 2000
®
-12.98%
S&P 500
®
-3.08%
Source: Morningstar

NVIT Investor Destinations Aggressive Fund - June 30, 2020 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Equity Funds 89.9%
Fixed Income Funds 8.1%
Investment Contract 2.0%
Repurchase Agreement 0.6%
Liabilities in excess of other assets (0.6)%
100.0%
Top Holdings
2
NVIT S&P 500 Index Fund, Class Y 36.5%
NVIT International Index Fund, Class Y 24.3%
NVIT Mid Cap Index Fund, Class Y 14.5%
NVIT Emerging Markets Fund, Class Y 6.5%
Nationwide Core Plus Bond Fund, Class R6 4.0%
NVIT Bond Index Fund, Class Y 3.9%
Nationwide Maximum Diversification U.S. Core
Equity ETF 3.7%
Nationwide Contract 2.0%
Nationwide Risk-Based International Equity ETF 2.0%
NVIT Small Cap Index Fund, Class Y 1.9%
Other Holdings
#
0.7%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

4 - Fund Overview - June 30, 2020 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
Asset Allocation
1
Equity Funds 79.8%
Fixed Income Funds 17.4%
Investment Contract 2.9%
Repurchase Agreements 0.3%
Liabilities in excess of other assets (0.4)%
100.0%
Top Holdings
2
NVIT S&P 500 Index Fund, Class Y 33.9%
NVIT International Index Fund, Class Y 21.8%
NVIT Bond Index Fund, Class Y 12.0%
NVIT Mid Cap Index Fund, Class Y 11.1%
NVIT Emerging Markets Fund, Class Y 5.1%
Nationwide Core Plus Bond Fund, Class R6 5.0%
Nationwide Maximum Diversification U.S. Core
Equity ETF 3.7%
Nationwide Contract 2.8%
Nationwide Risk-Based International Equity ETF 2.1%
NVIT Small Cap Index Fund, Class Y 1.9%
Other Holdings
#
0.6%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

NVIT Investor Destinations Moderate Fund - June 30, 2020 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Equity Funds 59.7%
Fixed Income Funds 31.1%
Investment Contract 9.2%
Repurchase Agreements 0.7%
Liabilities in excess of other assets (0.7)%
100.0%
Top Holdings
2
NVIT S&P 500 Index Fund, Class Y 27.6%
NVIT Bond Index Fund, Class Y 20.1%
NVIT International Index Fund, Class Y 17.3%
Nationwide Contract 9.1%
Nationwide Core Plus Bond Fund, Class R6 7.0%
NVIT Mid Cap Index Fund, Class Y 6.2%
NVIT Emerging Markets Fund, Class Y 4.2%
NVIT Short Term Bond Fund, Class Y 3.0%
Nationwide Risk-Based U.S. Equity ETF 1.6%
NVIT Small Cap Index Fund, Class Y 1.4%
Other Holdings
#
2.5%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

6 - Fund Overview - June 30, 2020 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
Asset Allocation
1
Fixed Income Funds 45.5%
Equity Funds 39.8%
Investment Contract 14.7%
Repurchase Agreements 0.9%
Liabilities in excess of other assets (0.9)%
100.0%
Top Holdings
2
NVIT Bond Index Fund, Class Y 25.8%
NVIT S&P 500 Index Fund, Class Y 17.2%
Nationwide Contract 14.5%
NVIT International Index Fund, Class Y 12.5%
Nationwide Core Plus Bond Fund, Class R6 9.0%
NVIT Short Term Bond Fund, Class Y 6.6%
NVIT Mid Cap Index Fund, Class Y 4.3%
Nationwide Inflation-Protected Securities Fund,
Class R6 3.0%
Nationwide Risk-Based U.S. Equity ETF 1.6%
NVIT Small Cap Index Fund, Class Y 1.4%
Other Holdings
#
4.1%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

NVIT Investor Destinations Conservative Fund - June 30, 2020 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Fixed Income Funds 58.2%
Investment Contract 21.9%
Equity Funds 19.9%
Repurchase Agreements 1.0%
Liabilities in excess of other assets (1.0)%
100.0%
Top Holdings
2
NVIT Bond Index Fund, Class Y 30.5%
Nationwide Contract 21.7%
Nationwide Core Plus Bond Fund, Class R6 10.9%
NVIT Short Term Bond Fund, Class Y 10.2%
NVIT S&P 500 Index Fund, Class Y 8.2%
NVIT International Index Fund, Class Y 5.8%
Nationwide Inflation-Protected Securities Fund,
Class R6 5.0%
Nationwide Risk-Based U.S. Equity ETF 1.5%
NVIT Mid Cap Index Fund, Class Y 1.4%
NVIT Emerging Markets Fund, Class Y 1.4%
Other Holdings
#
3.4%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

8 - Fund Overview - June 30, 2020 (Unaudited) - NVIT Investor Destinations Balanced Fund
Asset Allocation
1
Equity Funds 49.8%
Fixed Income Funds 37.5%
Investment Contract 12.8%
Repurchase Agreements 0.2%
Liabilities in excess of other assets (0.3)%
100.0%
Top Holdings
2
NVIT Bond Index Fund, Class Y 24.1%
NVIT S&P 500 Index Fund, Class Y 22.0%
NVIT International Index Fund, Class Y 15.0%
Nationwide Contract 12.8%
Nationwide Core Plus Bond Fund, Class R6 8.0%
NVIT Mid Cap Index Fund, Class Y 5.3%
NVIT Short Term Bond Fund, Class Y 4.9%
NVIT Emerging Markets Fund, Class Y 3.3%
Nationwide Risk-Based U.S. Equity ETF 1.6%
NVIT Small Cap Index Fund, Class Y 1.4%
Other Holdings
#
1.6%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

NVIT Investor Destinations Capital Appreciation Fund - June 30, 2020 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Equity Funds 69.9%
Fixed Income Funds 25.6%
Investment Contract 4.6%
Repurchase Agreements 1.0%
Liabilities in excess of other assets (1.1)%
100.0%
Top Holdings
2
NVIT S&P 500 Index Fund, Class Y 32.0%
NVIT International Index Fund, Class Y 18.7%
NVIT Bond Index Fund, Class Y 16.6%
NVIT Mid Cap Index Fund, Class Y 7.6%
Nationwide Core Plus Bond Fund, Class R6 5.0%
Nationwide Contract 4.6%
NVIT Emerging Markets Fund, Class Y 4.2%
Nationwide Maximum Diversification U.S. Core
Equity ETF 3.7%
NVIT Short Term Bond Fund, Class Y 2.7%
NVIT Small Cap Index Fund, Class Y 1.9%
Other Holdings
#
3.0%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

10 - Fund Overview - June 30, 2020 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
Asset Allocation
1
Equity Funds 47.9%
Fixed Income Funds 35.4%
Investment Contract 12.2%
Repurchase Agreement 0.1%
Futures Contracts (0.4)%
Other assets in excess of liabilities 4.8%
100.0%
Top Holdings
2
NVIT Bond Index Fund, Class Y 24.0%
NVIT S&P 500 Index Fund, Class Y 21.8%
NVIT International Index Fund, Class Y 15.5%
Nationwide Contract 12.8%
Nationwide Core Plus Bond Fund, Class R6 8.0%
NVIT Mid Cap Index Fund, Class Y 5.4%
NVIT Short Term Bond Fund, Class Y 4.8%
NVIT Emerging Markets Fund, Class Y 3.5%
Nationwide Risk-Based U.S. Equity ETF 1.5%
NVIT Small Cap Index Fund, Class Y 1.5%
Other Holdings
#
1.2%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

NVIT Investor Destinations Managed Growth Fund - June 30, 2020 (Unaudited) - Fund Overview - 11
Asset Allocation
1
Equity Funds 57.3%
Fixed Income Funds 29.3%
Investment Contract 8.9%
Repurchase Agreement 0.5%
Futures Contracts (0.2)%
Other assets in excess of liabilities 4.2%
100.0%
Top Holdings
2
NVIT S&P 500 Index Fund, Class Y 26.9%
NVIT Bond Index Fund, Class Y 20.0%
NVIT International Index Fund, Class Y 17.8%
Nationwide Contract 9.2%
Nationwide Core Plus Bond Fund, Class R6 7.0%
NVIT Mid Cap Index Fund, Class Y 6.5%
NVIT Emerging Markets Fund, Class Y 4.6%
NVIT Short Term Bond Fund, Class Y 3.0%
Nationwide Risk-Based U.S. Equity ETF 1.5%
NVIT Small Cap Index Fund, Class Y 1.5%
Other Holdings
#
2.0%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

12 - Shareholder Expense Example - June 30, 2020 (Unaudited) - Investor Destinations Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (January 1, 2020)
and continued to hold your shares at the end of the reporting period (June 30, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from January 1, 2020 through June 30, 2020. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from January 1, 2020 through June 30, 2020. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/20
Ending Account
Value($) 6/30/20
Expenses Paid
During Period ($)
1/1/20 - 6/30/20
(a)
Expense Ratio
During Period (%)
1/1/20 - 6/30/20
(a)(b)
NVIT Investor Destinations Aggressive Fund
Class II Shares
Actual
(c)
1,000.00 927.40 2.83 0.59
Hypothetical
(c)(d)
1,000.00 1,021.93 2.97 0.59
Class P Shares
Actual
(c)
1,000.00 928.50 2.11 0.44
Hypothetical
(c)(d)
1,000.00 1,022.68 2.21 0.44
NVIT Investor Destinations Moderately Aggressive
Fund
Class II Shares
Actual
(c)
1,000.00 943.20 2.80 0.58
Hypothetical
(c)(d)
1,000.00 1,021.98 2.92 0.58
Class P Shares
Actual
(c)
1,000.00 944.30 2.08 0.43
Hypothetical
(c)(d)
1,000.00 1,022.73 2.16 0.43
NVIT Investor Destinations Moderate Fund
Class II Shares
Actual
(c)
1,000.00 966.40 2.79 0.57
Hypothetical
(c)(d)
1,000.00 1,022.03 2.87 0.57
Class P Shares
Actual
(c)
1,000.00 967.00 2.05 0.42
Hypothetical
(c)(d)
1,000.00 1,022.77 2.11 0.42

Investor Destinations Funds - June 30, 2020 (Unaudited) - Shareholder Expense Example - 13
Beginning Account
Value($) 1/1/20
Ending Account
Value($) 6/30/20
Expenses Paid
During Period ($)
1/1/20 - 6/30/20
(a)
Expense Ratio
During Period (%)
1/1/20 - 6/30/20
(a)(b)
NVIT Investor Destinations Moderately
Conservative Fund
Class II Shares
Actual
(c)
1,000.00 988.80 2.87 0.58
Hypothetical
(c)(d)
1,000.00 1,021.98 2.92 0.58
Class P Shares
Actual
(c)
1,000.00 989.60 2.13 0.43
Hypothetical
(c)(d)
1,000.00 1,022.73 2.16 0.43
NVIT Investor Destinations Conservative Fund
Class II Shares
Actual
(c)
1,000.00 1,012.00 2.90 0.58
Hypothetical
(c)(d)
1,000.00 1,021.98 2.92 0.58
Class P Shares
Actual
(c)
1,000.00 1,013.10 2.15 0.43
Hypothetical
(c)(d)
1,000.00 1,022.73 2.16 0.43
NVIT Investor Destinations Balanced Fund
Class II Shares
Actual
(c)
1,000.00 976.40 2.80 0.57
Hypothetical
(c)(d)
1,000.00 1,022.03 2.87 0.57
Class P Shares
Actual
(c)
1,000.00 977.00 2.06 0.42
Hypothetical
(c)(d)
1,000.00 1,022.77 2.11 0.42
NVIT Investor Destinations Capital Appreciation
Fund
Class II Shares
Actual
(c)
1,000.00 957.60 2.77 0.57
Hypothetical
(c)(d)
1,000.00 1,022.03 2.87 0.57
Class P Shares
Actual
(c)
1,000.00 958.50 2.05 0.42
Hypothetical
(c)(d)
1,000.00 1,022.77 2.11 0.42
NVIT Investor Destinations Managed Growth &
Income Fund
Class I Shares
Actual
(c)
1,000.00 961.10 1.46 0.30
Hypothetical
(c)(d)
1,000.00 1,023.37 1.51 0.30
Class II Shares
Actual
(c)
1,000.00 960.20 2.68 0.55
Hypothetical
(c)(d)
1,000.00 1,022.13 2.77 0.55
NVIT Investor Destinations Managed Growth Fund
Class I Shares
Actual
(c)
1,000.00 938.20 1.49 0.31
Hypothetical
(c)(d)
1,000.00 1,023.32 1.56 0.31
Class II Shares
Actual
(c)
1,000.00 937.30 2.70 0.56
Hypothetical
(c)(d)
1,000.00 1,022.08 2.82 0.56
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2020 through June 30, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

14 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Investor Destinations Aggressive Fund
Investment Companies 92 .2%
Shares Value ($)
Equity Funds 84.2%
NVIT Emerging Markets Fund,
Class Y(a) 1,502,851 17,357,924
NVIT International Index Fund,
Class Y(a) 7,106,961 64,531,205
NVIT Mid Cap Index Fund, Class
Y(a) 2,044,186 38,430,694
NVIT S&P 500 Index Fund,
Class Y(a) 5,088,571 96,937,273
NVIT Small Cap Index Fund,
Class Y(a) 719,777 5,110,420
Total Equity Funds
(cost $198,633,086) 222,367,516
Fixed Income Funds 8.0%
Nationwide Core Plus Bond
Fund, Class R6(a) 994,855 10,714,590
NVIT Bond Index Fund, Class
Y(a) 923,594 10,464,321
Total Fixed Income Funds
(cost $19,809,282) 21,178,911
Total Investment Companies
(cost $218,442,368) 243,546,427
Exchange Traded Funds 5 .8%
Equity Funds 5.7%
Nationwide Maximum
Diversification U.S. Core
Equity ETF(a) 316,869 9,716,693
Nationwide Risk-Based
International Equity ETF(a)(b) 222,713 5,299,767
Total Equity Funds
(cost  $13,502,701) 15,016,460
Fixed Income Fund 0.1%
iShares 20+ Year Treasury Bond
ETF(b) 1,697 278,189
Total Fixed Income Fund
(cost  $266,643) 278,189
Total Exchange Traded Funds
(cost $13,769,344) 15,294,649
Investment Contract 2 .0%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.25%
^∞(a)(c) 5,307,281 5,307,281
Total Investment Contract
(cost $5,307,281) 5,307,281
Repurchase Agreement 0 .6%
Bank of America NA, 0.09%,
dated 6/30/2020, due
7/1/2020, repurchase price
$1,510,356, collateralized
by U.S. Government Agency
Securities, 3.00%, maturing
7/20/2049; total market
value $1,540,559.(d)(e) 1,510,352 1,510,352
Total Repurchase Agreement
(cost $1,510,352) 1,510,352
Total Investments
(cost $239,029,345) — 100.6% 265,658,709
Liabilities in excess of other assets — (0.6)% (1,664,762)
NET ASSETS — 100.0% $ 263,993,947
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $1,467,845, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$1,510,352.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $1,510,352.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Moderately Aggressive Fund - June 30, 2020 (Unaudited) - Statement of Investments - 15
Investment Companies 91.1%
Shares Value ($)
Equity Funds 74.0%
NVIT Emerging Markets Fund,
Class Y(a) 4,375,822 50,540,746
NVIT International Index Fund,
Class Y(a) 23,722,047 215,396,186
NVIT Mid Cap Index Fund, Class
Y(a) 5,808,512 109,200,018
NVIT S&P 500 Index Fund,
Class Y(a) 17,558,049 334,480,826
NVIT Small Cap Index Fund,
Class Y(a) 2,666,989 18,935,625
Total Equity Funds
(cost $596,203,796) 728,553,401
Fixed Income Funds 17.1%
Nationwide Core Plus Bond
Fund, Class R6(a) 4,619,112 49,747,835
NVIT Bond Index Fund, Class
Y(a) 10,426,072 118,127,393
Total Fixed Income Funds
(cost $158,331,954) 167,875,228
Total Investment Companies
(cost $754,535,750) 896,428,629
Exchange Traded Funds 6.1%
Equity Funds 5.8%
Nationwide Maximum
Diversification U.S. Core
Equity ETF(a) 1,198,784 36,760,352
Nationwide Risk-Based
International Equity ETF(a) 841,906 20,034,332
Total Equity Funds
(cost  $51,071,671) 56,794,684
Fixed Income Fund 0.3%
iShares 20+ Year Treasury Bond
ETF(b) 19,214 3,149,751
Total Fixed Income Fund
(cost  $3,018,986) 3,149,751
Total Exchange Traded Funds
(cost $54,090,657) 59,944,435
Investment Contract 2.9%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(c) 28,096,127 28,096,127
Total Investment Contract
(cost $28,096,127) 28,096,127
Repurchase Agreements 0.3%
Principal
Amount ($) Value ($)
Bank of America NA, 0.09%,
dated 6/30/2020, due
7/1/2020, repurchase price
$2,732,595, collateralized
by U.S. Government Agency
Securities, 3.00%, maturing
7/20/2049; total market
value $2,787,239.(d)(e) 2,732,587 2,732,587
Pershing LLC, 0.14%, dated
6/30/2020, due 7/1/2020,
repurchase price $500,002,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 10.00%,
maturing 7/23/2020 -
12/20/2069; total market
value $510,000.(d)(e) 500,000 500,000
Total Repurchase Agreements
(cost $3,232,587) 3,232,587
Total Investments
(cost $839,955,121) — 100.4% 987,701,778
Liabilities in excess of other assets — (0.4)% (3,750,182)
NET ASSETS — 100.0% $ 983,951,596
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $3,149,587, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$3,232,587.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $3,232,587.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

16 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Investor Destinations Moderate Fund
Investment Companies 87.6%
Shares Value ($)
Equity Funds 57.1%
NVIT Emerging Markets Fund,
Class Y(a) 8,281,466 95,650,931
NVIT International Index Fund,
Class Y(a) 43,913,693 398,736,337
NVIT Mid Cap Index Fund, Class
Y(a) 7,594,574 142,777,990
NVIT S&P 500 Index Fund,
Class Y(a) 33,253,123 633,471,991
NVIT Small Cap Index Fund,
Class Y(a) 4,626,132 32,845,535
Total Equity Funds
(cost $1,082,716,486) 1,303,482,784
Fixed Income Funds 30.5%
Nationwide Core Plus Bond
Fund, Class R6(a) 14,973,482 161,264,399
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 434,086 4,592,630
NVIT Bond Index Fund, Class
Y(a) 40,748,497 461,680,472
NVIT Short Term Bond Fund,
Class Y(a) 6,500,858 68,128,988
Total Fixed Income Funds
(cost $661,073,913) 695,666,489
Total Investment Companies
(cost $1,743,790,399) 1,999,149,273
Exchange Traded Funds 3.2%
Equity Funds 2.6%
Nationwide Risk-Based
International Equity ETF(a)(b) 980,633 23,335,535
Nationwide Risk-Based U.S.
Equity ETF(a) 1,215,083 36,032,922
Total Equity Funds
(cost  $54,875,330) 59,368,457
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF(b) 89,555 14,680,751
Total Fixed Income Fund
(cost  $14,071,272) 14,680,751
Total Exchange Traded Funds
(cost $68,946,602) 74,049,208
Investment Contract 9.2%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(c) 210,022,658 210,022,658
Total Investment Contract
(cost $210,022,658) 210,022,658
Repurchase Agreements 0.7%
Principal
Amount ($) Value ($)
Bank of America NA, 0.09%,
dated 6/30/2020, due
7/1/2020, repurchase price
$5,069,924, collateralized
by U.S. Government Agency
Securities, 3.00%, maturing
7/20/2049; total market
value $5,171,309.(d)(e) 5,069,911 5,069,911
CF Secured, LLC, 0.09%,
dated 6/30/2020, due
7/1/2020, repurchase price
$4,000,010, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
5.00%, maturing 9/8/2020
- 7/20/2069; total market
value $4,080,010.(d)(e) 4,000,000 4,000,000
NatWest Markets Securities,
Inc., 0.08%, dated
6/30/2020, due 7/7/2020,
repurchase price
$6,000,094, collateralized by
U.S. Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042; total
market value $6,120,016.
(d)(e) 6,000,000 6,000,000
Total Repurchase Agreements
(cost $15,069,911) 15,069,911
Total Investments
(cost $2,037,829,570) — 100.7% 2,298,291,050
Liabilities in excess of other assets — (0.7)% (16,231,964)
NET ASSETS — 100.0% $ 2,282,059,086
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $14,682,967, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $15,069,911.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $15,069,911.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Moderately Conservative Fund - June 30, 2020 (Unaudited) - Statement of Investments - 17
Investment Companies 81.9%
Shares Value ($)
Equity Funds 37.2%
NVIT Emerging Markets Fund,
Class Y(a) 937,865 10,832,342
NVIT International Index Fund,
Class Y(a) 10,771,045 97,801,085
NVIT Mid Cap Index Fund, Class
Y(a) 1,785,646 33,570,154
NVIT S&P 500 Index Fund,
Class Y(a) 7,105,602 135,361,722
NVIT Small Cap Index Fund,
Class Y(a) 1,571,479 11,157,502
Total Equity Funds
(cost $257,601,321) 288,722,805
Fixed Income Funds 44.7%
Nationwide Core Plus Bond
Fund, Class R6(a) 6,534,380 70,375,274
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,209,888 23,380,618
NVIT Bond Index Fund, Class
Y(a) 17,840,164 202,129,064
NVIT Short Term Bond Fund,
Class Y(a) 4,927,958 51,644,996
Total Fixed Income Funds
(cost $330,668,899) 347,529,952
Total Investment Companies
(cost $588,270,220) 636,252,757
Exchange Traded Funds 3.4%
Equity Funds 2.6%
Nationwide Risk-Based
International Equity ETF(a) 329,735 7,846,506
Nationwide Risk-Based U.S.
Equity ETF(a) 408,521 12,114,567
Total Equity Funds
(cost  $18,451,320) 19,961,073
Fixed Income Fund 0.8%
iShares 20+ Year Treasury Bond
ETF(b) 40,072 6,569,003
Total Fixed Income Fund
(cost  $6,296,383) 6,569,003
Total Exchange Traded Funds
(cost $24,747,703) 26,530,076
Investment Contract 14.7%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(c) 113,899,931 113,899,931
Total Investment Contract
(cost $113,899,931) 113,899,931
Repurchase Agreements 0.9%
Principal
Amount ($) Value ($)
Bank of America NA, 0.09%,
dated 6/30/2020, due
7/1/2020, repurchase price
$4,741,958, collateralized
by U.S. Government Agency
Securities, 3.00%, maturing
7/20/2049; total market
value $4,836,785.(d)(e) 4,741,946 4,741,946
CF Secured, LLC, 0.09%,
dated 6/30/2020, due
7/1/2020, repurchase price
$1,000,003, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
5.00%, maturing 9/8/2020
- 7/20/2069; total market
value $1,020,003.(d)(e) 1,000,000 1,000,000
NatWest Markets Securities,
Inc., 0.08%, dated
6/30/2020, due 7/7/2020,
repurchase price
$1,000,016, collateralized by
U.S. Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042; total
market value $1,020,003.
(d)(e) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $6,741,946) 6,741,946
Total Investments
(cost $733,659,800) — 100.9% 783,424,710
Liabilities in excess of other assets — (0.9)% (7,137,331)
NET ASSETS — 100.0% $ 776,287,379
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $6,568,839, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$6,741,946.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $6,741,946.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

18 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Investor Destinations Conservative Fund
Investment Companies 74.7%
Shares Value ($)
Equity Funds 17.5%
NVIT Emerging Markets Fund,
Class Y(a) 932,195 10,766,847
NVIT International Index Fund,
Class Y(a) 4,936,933 44,827,352
NVIT Mid Cap Index Fund, Class
Y(a) 593,747 11,162,442
NVIT S&P 500 Index Fund,
Class Y(a) 3,301,460 62,892,817
NVIT Small Cap Index Fund,
Class Y(a) 525,025 3,727,677
Total Equity Funds
(cost $128,252,186) 133,377,135
Fixed Income Funds 57.2%
Nationwide Core Plus Bond
Fund, Class R6(a) 7,811,321 84,127,931
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 3,605,108 38,142,044
NVIT Bond Index Fund, Class
Y(a) 20,664,230 234,125,723
NVIT Short Term Bond Fund,
Class Y(a) 7,475,067 78,338,699
Total Fixed Income Funds
(cost $412,876,916) 434,734,397
Total Investment Companies
(cost $541,129,102) 568,111,532
Exchange Traded Funds 3.4%
Equity Funds 2.4%
Nationwide Risk-Based
International Equity ETF(a) 304,976 7,257,331
Nationwide Risk-Based U.S.
Equity ETF(a) 377,369 11,190,764
Total Equity Funds
(cost  $16,909,994) 18,448,095
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF(b) 46,094 7,556,189
Total Fixed Income Fund
(cost  $7,256,832) 7,556,189
Total Exchange Traded Funds
(cost $24,166,826) 26,004,284
Investment Contract 21.9%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(c) 166,457,757 166,457,757
Total Investment Contract
(cost $166,457,757) 166,457,757
Repurchase Agreements 1.0%
Principal
Amount ($) Value ($)
Bank of America NA, 0.09%,
dated 6/30/2020, due
7/1/2020, repurchase price
$4,755,160, collateralized
by U.S. Government Agency
Securities, 3.00%, maturing
7/20/2049; total market
value $4,850,250.(d)(e) 4,755,147 4,755,147
CF Secured, LLC, 0.09%,
dated 6/30/2020, due
7/1/2020, repurchase price
$2,000,005, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
5.00%, maturing 9/8/2020
- 7/20/2069; total market
value $2,040,005.(d)(e) 2,000,000 2,000,000
NatWest Markets Securities,
Inc., 0.08%, dated
6/30/2020, due 7/7/2020,
repurchase price
$1,000,016, collateralized by
U.S. Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042; total
market value $1,020,003.
(d)(e) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $7,755,147) 7,755,147
Total Investments
(cost $739,508,832) — 101.0% 768,328,720
Liabilities in excess of other assets — (1.0)% (7,940,415)
NET ASSETS — 100.0% $ 760,388,305
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $7,556,025, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$7,755,147.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $7,755,147.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Balanced Fund - June 30, 2020 (Unaudited) - Statement of Investments - 19
Investment Companies 84.5%
Shares Value ($)
Equity Funds 47.2%
NVIT Emerging Markets Fund,
Class Y(a) 4,217,314 48,709,977
NVIT International Index Fund,
Class Y(a) 24,744,572 224,680,717
NVIT Mid Cap Index Fund, Class
Y(a) 4,208,199 79,114,134
NVIT S&P 500 Index Fund,
Class Y(a) 17,316,794 329,884,927
NVIT Small Cap Index Fund,
Class Y(a) 3,030,389 21,515,764
Total Equity Funds
(cost $657,308,922) 703,905,519
Fixed Income Funds 37.3%
Nationwide Core Plus Bond
Fund, Class R6(a) 11,181,348 120,423,119
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 283,585 3,000,331
NVIT Bond Index Fund, Class
Y(a) 31,809,525 360,401,924
NVIT Short Term Bond Fund,
Class Y(a) 6,937,523 72,705,244
Total Fixed Income Funds
(cost $529,135,289) 556,530,618
Total Investment Companies
(cost $1,186,444,211) 1,260,436,137
Exchange Traded Funds 2.8%
Equity Funds 2.6%
Nationwide Risk-Based
International Equity ETF(a) 633,013 15,063,430
Nationwide Risk-Based U.S.
Equity ETF(a) 784,344 23,259,486
Total Equity Funds
(cost  $35,422,032) 38,322,916
Fixed Income Fund 0.2%
iShares 20+ Year Treasury Bond
ETF(b) 19,270 3,158,931
Total Fixed Income Fund
(cost  $3,027,842) 3,158,931
Total Exchange Traded Funds
(cost $38,449,874) 41,481,847
Investment Contract 12.8%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(c) 190,875,047 190,875,047
Total Investment Contract
(cost $190,875,047) 190,875,047
Repurchase Agreements 0.2%
Principal
Amount ($) Value ($)
Bank of America NA, 0.09%,
dated 6/30/2020, due
7/1/2020, repurchase price
$2,242,015, collateralized
by U.S. Government Agency
Securities, 3.00%, maturing
7/20/2049; total market
value $2,286,849.(d)(e) 2,242,009 2,242,009
CF Secured, LLC, 0.09%,
dated 6/30/2020, due
7/1/2020, repurchase price
$1,000,003, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
5.00%, maturing 9/8/2020
- 7/20/2069; total market
value $1,020,003.(d)(e) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $3,242,009) 3,242,009
Total Investments
(cost $1,419,011,141) — 100.3% 1,496,035,040
Liabilities in excess of other assets — (0.3)% (3,955,279)
NET ASSETS — 100.0% $ 1,492,079,761
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $3,158,767, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$3,242,009.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $3,242,009.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

20 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Investor Destinations Capital Appreciation Fund
Investment Companies 89.7%
Shares Value ($)
Equity Funds 65.1%
NVIT Emerging Markets Fund,
Class Y(a) 4,762,123 55,002,524
NVIT International Index Fund,
Class Y(a) 27,346,300 248,304,402
NVIT Mid Cap Index Fund, Class
Y(a) 5,374,910 101,048,317
NVIT S&P 500 Index Fund,
Class Y(a) 22,296,770 424,753,472
NVIT Small Cap Index Fund,
Class Y(a) 3,547,323 25,185,993
Total Equity Funds
(cost $704,933,539) 854,294,708
Fixed Income Funds 24.6%
Nationwide Core Plus Bond
Fund, Class R6(a) 6,146,572 66,198,578
NVIT Bond Index Fund, Class
Y(a) 19,434,809 220,196,384
NVIT Short Term Bond Fund,
Class Y(a) 3,486,874 36,542,441
Total Fixed Income Funds
(cost $305,512,459) 322,937,403
Total Investment Companies
(cost $1,010,445,998) 1,177,232,111
Exchange Traded Funds 5.8%
Equity Funds 4.8%
Nationwide Maximum
Diversification U.S. Core
Equity ETF(a) 1,598,347 49,012,831
Nationwide Risk-Based
International Equity ETF(a) 562,515 13,385,832
Total Equity Funds
(cost  $54,022,121) 62,398,663
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF(b) 81,350 13,335,706
Total Fixed Income Fund
(cost  $12,782,172) 13,335,706
Total Exchange Traded Funds
(cost $66,804,293) 75,734,369
Investment Contract 4.6%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(c) 60,996,413 60,996,413
Total Investment Contract
(cost $60,996,413) 60,996,413
Repurchase Agreements 1.0%
Principal
Amount ($) Value ($)
Bank of America NA, 0.09%,
dated 6/30/2020, due
7/1/2020, repurchase price
$3,686,979, collateralized
by U.S. Government Agency
Securities, 3.00%, maturing
7/20/2049; total market
value $3,760,709.(d)(e) 3,686,969 3,686,969
CF Secured, LLC, 0.09%,
dated 6/30/2020, due
7/1/2020, repurchase price
$6,000,015, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
5.00%, maturing 9/8/2020
- 7/20/2069; total market
value $6,120,016.(d)(e) 6,000,000 6,000,000
NatWest Markets Securities,
Inc., 0.08%, dated
6/30/2020, due 7/7/2020,
repurchase price
$4,000,063, collateralized by
U.S. Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042; total
market value $4,080,011.
(d)(e) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $13,686,969) 13,686,969
Total Investments
(cost $1,151,933,673) — 101.1% 1,327,649,862
Liabilities in excess of other assets — (1.1)% (14,379,414)
NET ASSETS — 100.0% $ 1,313,270,448
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $13,335,542, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $13,686,969.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $13,686,969.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Managed Growth & Income Fund - June 30, 2020 (Unaudited) - Statement of Investments - 21
Investment Companies 80.9%
Shares Value ($)
Equity Funds 45.6%
NVIT Emerging Markets Fund,
Class Y(a) 1,358,962 15,696,015
NVIT International Index Fund,
Class Y(a) 7,612,672 69,123,062
NVIT Mid Cap Index Fund, Class
Y(a) 1,281,961 24,100,863
NVIT S&P 500 Index Fund,
Class Y(a) 5,077,104 96,718,824
NVIT Small Cap Index Fund,
Class Y(a) 911,687 6,472,978
Total Equity Funds
(cost $206,754,777) 212,111,742
Fixed Income Funds 35.3%
Nationwide Core Plus Bond
Fund, Class R6(a) 3,311,277 35,662,449
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 43,266 457,753
NVIT Bond Index Fund, Class
Y(a) 9,403,443 106,541,012
NVIT Short Term Bond Fund,
Class Y(a) 2,047,414 21,456,901
Total Fixed Income Funds
(cost $154,928,412) 164,118,115
Total Investment Companies
(cost $361,683,189) 376,229,857
Exchange Traded Funds 2.4%
Equity Funds 2.3%
Nationwide Risk-Based
International Equity ETF(a) 173,751 4,134,648
Nationwide Risk-Based U.S.
Equity ETF(a) 219,454 6,507,843
Total Equity Funds
(cost  $9,810,213) 10,642,491
Fixed Income Fund 0.1%
iShares 20+ Year Treasury Bond
ETF(b) 2,750 450,808
Total Fixed Income Fund
(cost  $432,086) 450,808
Total Exchange Traded Funds
(cost $10,242,299) 11,093,299
Investment Contract 12.2%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.25%
^∞(a)(c) 56,956,931 56,956,931
Total Investment Contract
(cost $56,956,931) 56,956,931
Repurchase Agreement 0.1%
Bank of America NA, 0.09%,
dated 6/30/2020, due
7/1/2020, repurchase price
$462,521, collateralized by
U.S. Government Agency
Securities, 3.00%, maturing
7/20/2049; total market
value $471,770.(d)(e) 462,519 462,519
Total Repurchase Agreement
(cost $462,519) 462,519
Total Investments
(cost $429,344,938) — 95.6% 444,742,606
Other assets in excess of liabilities — 4.4% 20,508,751
NET ASSETS — 100.0% $ 465,251,357
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $450,644, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$462,519.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $462,519.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund

22 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
Futures contracts outstanding as of June 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (453) 9/2020 USD (40,280,760) (227,713)
Russell 2000 E-Mini Index (108) 9/2020 USD (7,763,040) (408,406)
S&P 500 E-Mini Index (226) 9/2020 USD (34,919,260) (961,026)
S&P Midcap 400 E-Mini Index (77) 9/2020 USD (13,699,070) (427,559)
(2,024,704)
At June 30, 2020, the Fund had $9,399,060 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Managed Growth Fund - June 30, 2020 (Unaudited) - Statement of Investments - 23
Investment Companies 83.8%
Shares Value ($)
Equity Funds 55.0%
NVIT Emerging Markets Fund,
Class Y(a) 4,192,920 48,428,228
NVIT International Index Fund,
Class Y(a) 20,793,492 188,804,906
NVIT Mid Cap Index Fund, Class
Y(a) 3,690,861 69,388,191
NVIT S&P 500 Index Fund,
Class Y(a) 14,986,101 285,485,228
NVIT Small Cap Index Fund,
Class Y(a) 2,173,637 15,432,823
Total Equity Funds
(cost $583,981,995) 607,539,376
Fixed Income Funds 28.8%
Nationwide Core Plus Bond
Fund, Class R6(a) 6,882,445 74,123,932
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 103,214 1,092,008
NVIT Bond Index Fund, Class
Y(a) 18,666,492 211,491,351
NVIT Short Term Bond Fund,
Class Y(a) 3,011,961 31,565,350
Total Fixed Income Funds
(cost $299,552,941) 318,272,641
Total Investment Companies
(cost $883,534,936) 925,812,017
Exchange Traded Funds 2.8%
Equity Funds 2.3%
Nationwide Risk-Based
International Equity ETF(a) 413,958 9,850,710
Nationwide Risk-Based U.S.
Equity ETF(a) 522,829 15,504,337
Total Equity Funds
(cost  $23,373,019) 25,355,047
Fixed Income Fund 0.5%
iShares 20+ Year Treasury Bond
ETF(b) 33,303 5,459,361
Total Fixed Income Fund
(cost  $5,232,706) 5,459,361
Total Exchange Traded Funds
(cost $28,605,725) 30,814,408
Investment Contract 8.9%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.25%
^∞(a)(c) 97,771,840 97,771,840
Total Investment Contract
(cost $97,771,840) 97,771,840
Repurchase Agreement 0.5%
Bank of America NA, 0.09%,
dated 6/30/2020, due
7/1/2020, repurchase price
$5,603,076, collateralized
by U.S. Government Agency
Securities, 3.00%, maturing
7/20/2049; total market
value $5,715,123.(d)(e) 5,603,062 5,603,062
Total Repurchase Agreement
(cost $5,603,062) 5,603,062
Total Investments
(cost $1,015,515,563) — 96.0% 1,060,001,327
Other assets in excess of liabilities — 4.0% 44,329,829
NET ASSETS — 100.0% $ 1,104,331,156
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $5,459,197, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$5,603,062.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $5,603,062.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund

24 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
Futures contracts outstanding as of June 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (684) 9/2020 USD (60,821,280) (385,646)
Russell 2000 E-Mini Index (150) 9/2020 USD (10,782,000) (420,752)
S&P 500 E-Mini Index (399) 9/2020 USD (61,649,490) (1,319,602)
S&P Midcap 400 E-Mini Index (113) 9/2020 USD (20,103,831) (463,646)
(2,589,646)
At June 30, 2020, the Fund had $14,808,420 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

26 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Aggressive
Fund
NVIT Investor
Destinations Moderately
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 263,870,168 $ 981,319,440
Investment securities of unaffiliated issuers, at value
*
278,189 3,149,751
Repurchase agreement, at value 1,510,352 3,232,587
Cash 5,847 —
Interest receivable — —
Security lending income receivable 29 215
Receivable for investments sold 68,106 260,011
Receivable for capital shares issued 98,605 9,697
Prepaid expenses 1,441 5,473
Total Assets 265,832,737 987,977,174
Liabilities:
Payable for investments purchased — —
Payable for capital shares redeemed 176,599 271,879
Cash overdraft (Note 2) — 13,838
Payable upon return of securities loaned (Note 2) 1,510,352 3,232,587
Accrued expenses and other payables:
Investment advisory fees 28,141 105,392
Fund administration fees 11,638 26,028
Distribution fees 54,149 202,790
Administrative servicing fees 36,379 136,675
Accounting and transfer agent fees 149 267
Trustee fees 494 1,731
Custodian fees 1,968 10,555
Compliance program costs (Note 3) 303 1,147
Professional fees 7,514 8,165
Printing fees 6,487 9,617
Other 4,617 4,907
Total Liabilities 1,838,790 4,025,578
Net Assets $ 263,993,947 $ 983,951,596
* Includes value of securities on loan (Note 2) 1,467,845 3,149,587
Cost of investment securities of affiliated issuers 237,252,350 833,703,548
Cost of investment securities of unaffiliated issuers 266,643 3,018,986
Cost of repurchase agreement 1,510,352 3,232,587
Represented by:
Capital $ 226,956,092 $ 803,985,834
Total distributable earnings (loss) 37,037,855 179,965,762
Net Assets $ 263,993,947 $ 983,951,596

Investor Destinations Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 27
NVIT Investor Destinations Moderate
Fund
NVIT Investor Destinations
Moderately Conservative Fund
NVIT Investor Destinations
Conservative Fund
$ 2,268,540,388 $ 770,113,761 $ 753,017,384
14,680,751 6,569,003 7,556,189
15,069,911 6,741,946 7,755,147
— — —
— — —
778 353 420
963,931 91,175 —
19,085 8,364 5,270,388
12,797 4,321 3,753
2,299,287,641 783,528,923 773,603,281
— — 5,078,144
955,454 84,694 5,669
58,399 17,957 2,394
15,069,911 6,741,946 7,755,147
244,497 82,979 79,978
51,830 21,759 20,783
470,449 159,662 153,876
310,212 99,382 91,851
478 222 196
4,072 1,356 1,098
30,442 9,989 7,267
2,647 879 793
8,877 7,374 7,263
14,664 8,830 6,402
6,623 4,515 4,115
17,228,555 7,241,544 13,214,976
$ 2,282,059,086 $ 776,287,379 $ 760,388,305
14,682,967 6,568,839 7,556,025
2,008,688,387 720,621,471 724,496,853
14,071,272 6,296,383 7,256,832
15,069,911 6,741,946 7,755,147
$ 1,934,681,755 $ 711,347,330 $ 730,838,061
347,377,331 64,940,049 29,550,244
$ 2,282,059,086 $ 776,287,379 $ 760,388,305

28 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Aggressive
Fund
NVIT Investor
Destinations Moderately
Aggressive Fund
Net Assets:
Class II Shares $ 238,033,786 $ 910,007,170
Class P Shares 25,960,161 73,944,426
Total $ 263,993,947 $ 983,951,596
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 20,692,201 77,127,482
Class P Shares 2,272,447 6,321,002
Total 22,964,648 83,448,484
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 11.50 $ 11.80
Class P Shares $ 11.42 $ 11.70
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 29
NVIT Investor Destinations Moderate
Fund
NVIT Investor Destinations
Moderately Conservative Fund
NVIT Investor Destinations
Conservative Fund
$ 2,256,549,219 $ 773,992,262 $ 756,112,797
25,509,867 2,295,117 4,275,508
$ 2,282,059,086 $ 776,287,379 $ 760,388,305
201,327,978 73,320,567 74,890,650
2,287,456 218,892 425,182
203,615,434 73,539,459 75,315,832
$ 11.21 $ 10.56 $ 10.10
$ 11.15 $ 10.49 $ 10.06

30 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Balanced
Fund
NVIT Investor
Destinations Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 1,489,634,100 $ 1,300,627,187
Investment securities of unaffiliated issuers, at value
*
3,158,931 13,335,706
Repurchase agreement, at value 3,242,009 13,686,969
Cash — —
Deposits with broker for futures contracts — —
Interest receivable — —
Security lending income receivable 106 723
Receivable for investments sold 79,365 972,305
Receivable for capital shares issued 87 107
Receivable for reimbursement from investment adviser (Note 3) — —
Prepaid expenses 8,288 7,322
Total Assets 1,496,122,886 1,328,630,319
Liabilities:
Payable for investments purchased — —
Payable for capital shares redeemed 67,996 1,007,531
Payable for variation margin on futures contracts — —
Cash overdraft (Note 2) 13,659 20,927
Payable upon return of securities loaned (Note 2) 3,242,009 13,686,969
Accrued expenses and other payables:
Investment advisory fees 159,495 140,579
Fund administration fees 35,743 32,646
Distribution fees 306,879 270,495
Administrative servicing fees 181,802 163,354
Accounting and transfer agent fees 283 263
Trustee fees 2,508 2,333
Custodian fees 11,898 12,602
Compliance program costs (Note 3) 1,683 1,529
Professional fees 7,217 8,335
Printing fees 9,836 8,485
Other 2,117 3,823
Total Liabilities 4,043,125 15,359,871
Net Assets $ 1,492,079,761 $ 1,313,270,448
* Includes value of securities on loan (Note 2) 3,158,767 13,335,542
Cost of investment securities of affiliated issuers 1,412,741,290 1,125,464,532
Cost of investment securities of unaffiliated issuers 3,027,842 12,782,172
Cost of repurchase agreement 3,242,009 13,686,969
Represented by:
Capital $ 1,379,413,538 $ 1,068,669,230
Total distributable earnings (loss) 112,666,223 244,601,218
Net Assets $ 1,492,079,761 $ 1,313,270,448

Investor Destinations Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 31
NVIT Investor Destinations Managed Growth & Income
Fund NVIT Investor Destinations Managed Growth Fund
$ 443,829,279 $ 1,048,938,904
450,808 5,459,361
462,519 5,603,062
12,345,368 36,853,210
9,399,060 14,808,420
521 1,867
26 298
36,670 —
245 112,348
19,827 31,958
2,583 6,112
466,546,906 1,111,815,540
— 106,110
35,601 421
548,653 1,229,074
— —
462,519 5,603,062
57,363 136,401
15,558 27,948
95,345 226,710
56,604 133,281
101 190
907 2,098
1,456 890
512 1,224
8,124 8,086
9,725 8,065
3,081 824
1,295,549 7,484,384
$ 465,251,357 $ 1,104,331,156
450,644 5,459,197
428,450,333 1,004,679,795
432,086 5,232,706
462,519 5,603,062
$ 462,678,115 $ 1,095,831,489
2,573,242 8,499,667
$ 465,251,357 $ 1,104,331,156

32 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Balanced
Fund
NVIT Investor
Destinations Capital
Appreciation Fund
Net Assets:
Class I Shares $ — $ —
Class II Shares 1,482,653,969 1,302,778,133
Class P Shares 9,425,792 10,492,315
Total $ 1,492,079,761 $ 1,313,270,448
Shares Outstanding (unlimited number of shares authorized):
Class I Shares — —
Class II Shares 99,485,216 77,948,091
Class P Shares 634,233 630,841
Total 100,119,449 78,578,932
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ — $ —
Class II Shares $ 14.90 $ 16.71
Class P Shares $ 14.86 $ 16.63
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 33
NVIT Investor Destinations Managed Growth & Income
Fund NVIT Investor Destinations Managed Growth Fund
$ 1,189,450 $ 2,849,102
464,061,907 1,101,482,054
— —
$ 465,251,357 $ 1,104,331,156
111,929 264,211
43,744,850 102,312,915
— —
43,856,779 102,577,126
$ 10.63 $ 10.78
$ 10.61 $ 10.77
$ — $ —

34 - Statements of Operations - For the Six Months Ended June 30, 2020 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
NVIT Investor
Destinations
Moderately
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 156,835 $ 736,171
Interest income from affiliated issuers 62,397 340,445
Dividend income from unaffiliated issuers 1,127 12,775
Income from securities lending (Note 2) 206 1,587
Interest income (unaffiliated) 14 3
Total Income 220,579 1,090,981
EXPENSES:
Investment advisory fees 168,531 636,859
Fund administration fees 49,648 132,116
Distribution fees Class II Shares 293,240 1,136,452
Distribution fees Class P Shares 30,859 88,281
Administrative servicing fees Class II Shares 175,946 681,877
Professional fees 13,653 30,877
Printing fees 4,724 8,945
Trustee fees 4,484 17,116
Custodian fees 5,343 20,967
Accounting and transfer agent fees 269 496
Compliance program costs (Note 3) 567 2,149
Other 2,019 10,863
Total Expenses 749,283 2,766,998
NET INVESTMENT INCOME/(LOSS) (528,704) (1,676,017)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (1,911,663) (6,551,898)
Transactions in investment securities of unaffiliated issuers 19 650
Net realized gains (losses) (1,911,644) (6,551,248)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (18,764,116) (55,564,950)
Investment securities of unaffiliated issuers 11,546 130,765
Net change in unrealized appreciation/depreciation (18,752,570) (55,434,185)
Net realized/unrealized gains (losses) (20,664,214) (61,985,433)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (21,192,918) $ (63,661,450)

Investor Destinations Funds - For the Six Months Ended June 30, 2020 (Unaudited) - Statements of Operations - 35
NVIT Investor Destinations Moderate
Fund
NVIT Investor Destinations
Moderately Conservative Fund
NVIT Investor Destinations
Conservative Fund
$ 2,426,845 $ 1,198,555 $ 1,411,809
2,584,673 1,371,681 1,867,558
59,573 26,706 30,165
4,600 1,890 1,801
527 251 539
5,076,218 2,599,083 3,311,872
1,489,327 503,243 459,667
282,137 108,468 100,478
2,833,853 964,974 878,848
30,247 2,803 5,130
1,700,328 578,990 527,314
61,792 25,405 23,571
15,380 6,924 5,751
40,153 13,527 12,189
49,711 16,346 13,818
907 413 377
5,046 1,709 1,541
25,218 8,211 6,870
6,534,099 2,231,013 2,035,554
(1,457,881) 368,070 1,276,318
(12,988,830) (3,253,613) (3,508,640)
3,474 1,685 7,749
(12,985,356) (3,251,928) (3,500,891)
(74,914,826) (8,156,558) 12,107,541
609,479 272,620 299,357
(74,305,347) (7,883,938) 12,406,898
(87,290,703) (11,135,866) 8,906,007
$ (88,748,584) $ (10,767,796) $ 10,182,325

36 - Statements of Operations - For the Six Months Ended June 30, 2020 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Balanced Fund
NVIT Investor
Destinations Capital
Appreciation Fund
INVESTMENT INCOME:
Interest income from affiliated issuers $ 2,324,208 $ 745,572
Dividend income from affiliated issuers 1,786,462 980,406
Dividend income from unaffiliated issuers 12,832 54,095
Income from securities lending (Note 2) 1,235 4,464
Interest income from unaffiliated issuers 95 387
Total Income 4,124,832 1,784,924
EXPENSES:
Investment advisory fees 963,008 852,876
Fund administration fees 189,229 170,175
Distribution fees Class II Shares 1,840,747 1,627,560
Distribution fees Class P Shares 11,197 12,592
Administrative servicing fees Class I Shares — —
Administrative servicing fees Class II Shares 1,104,459 976,545
Professional fees 42,079 38,729
Printing fees 8,023 6,564
Trustee fees 25,895 22,959
Custodian fees 29,423 27,602
Accounting and transfer agent fees 552 494
Compliance program costs (Note 3) 3,260 2,885
Other 15,439 14,584
Total expenses before expenses reimbursed 4,233,311 3,753,565
Expenses reimbursed by adviser (Note 3) — —
Net Expenses 4,233,311 3,753,565
NET INVESTMENT LOSS (108,479) (1,968,641)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (5,864,641) (6,678,909)
Transactions in investment securities of unaffiliated issuers 481 1,698
Expiration or closing of futures contracts (Note 2) — —
Net realized gains (losses) (5,864,160) (6,677,211)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (33,052,507) (55,550,657)
Investment securities of unaffiliated issuers 131,089 553,534
Futures contracts (Note 2) — —
Net change in unrealized appreciation/depreciation (32,921,418) (54,997,123)
Net realized/unrealized gains (losses) (38,785,578) (61,674,334)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (38,894,057) $ (63,642,975)
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - For the Six Months Ended June 30, 2020 (Unaudited) - Statements of Operations - 37
NVIT Investor Destinations Managed Growth & Income
Fund NVIT Investor Destinations Managed Growth Fund
$ 704,327 $ 1,199,751
541,127 1,126,602
3,884 27,620
464 2,528
31,687 102,131
1,281,489 2,458,632
351,639 835,585
73,704 147,296
584,597 1,389,042
— —
878 2,152
350,761 833,434
19,323 34,573
3,846 6,535
8,130 19,356
8,568 20,283
202 390
1,035 2,455
4,377 10,611
1,407,060 3,301,712
(116,078) (178,501)
1,290,982 3,123,211
(9,493) (664,579)
(835,057) (1,496,721)
7,745 20,618
(4,638,322) (27,746,389)
(5,465,634) (29,222,492)
(10,486,116) (36,404,678)
18,722 226,655
(3,749,021) (8,209,367)
(14,216,415) (44,387,390)
(19,682,049) (73,609,882)
$ (19,691,542) $ (74,274,461)

The accompanying notes are an integral part of these financial statements.
38 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
OPERATIONS:
Net investment income/(loss) $ (528,704) $ 5,272,805
Net realized gains (losses) (1,911,644) 21,770,532
Net change in unrealized appreciation/depreciation (18,752,570) 32,019,624
Change in net assets resulting from operations (21,192,918) 59,062,961
Distributions to Shareholders From:
Distributable earnings:
Class II — (27,723,591)
Class P — (2,669,342)
Change in net assets from shareholder distributions — (30,392,933)
Change in net assets from capital transactions (8,885,105) 4,659,738
Change in net assets (30,078,023) 33,329,766
Net Assets:
Beginning of period 294,071,970 260,742,204
End of period $ 263,993,947 $ 294,071,970
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 9,305,009 $ 11,378,663
Dividends reinvested — 27,723,591
Cost of shares redeemed (19,302,769) (39,672,493)
Total Class II Shares (9,997,760) (570,239)
Class P Shares
Proceeds from shares issued 2,135,341 3,661,486
Dividends reinvested — 2,669,342
Cost of shares redeemed (1,022,686) (1,100,851)
Total Class P Shares 1,112,655 5,229,977
Change in net assets from capital transactions $ (8,885,105) $ 4,659,738
SHARE TRANSACTIONS:
Class II Shares
Issued 814,548 912,897
Reinvested — 2,347,629
Redeemed (1,681,216) (3,221,307)
Total Class II Shares (866,668) 39,219
Class P Shares
Issued 188,710 298,137
Reinvested — 227,155
Redeemed (98,692) (89,639)
Total Class P Shares 90,018 435,653
Total change in shares (776,650) 474,872
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 39
NVIT Investor Destinations Moderately Aggressive Fund NVIT Investor Destinations Moderate Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
$ (1,676,017) $ 20,470,354 $ (1,457,881) $ 50,025,813
(6,551,248) 71,034,476 (12,985,356) 131,044,012
(55,434,185) 118,752,104 (74,305,347) 225,054,050
(63,661,450) 210,256,934 (88,748,584) 406,123,875
— (115,038,934) — (273,062,682)
— (8,238,661) — (2,743,600)
— (123,277,595) — (275,806,282)
(49,764,930) (6,260,576) (156,209,815) (9,564,710)
(113,426,380) 80,718,763 (244,958,399) 120,752,883
1,097,377,976 1,016,659,213 2,527,017,485 2,406,264,602
$ 983,951,596 $ 1,097,377,976 $ 2,282,059,086 $ 2,527,017,485
$ 9,896,776 $ 17,119,051 $ 13,739,618 $ 58,375,533
— 115,038,934 — 273,062,682
(62,268,685) (151,251,874) (170,868,608) (344,444,155)
(52,371,909) (19,093,889) (157,128,990) (13,005,940)
3,348,218 7,436,311 1,476,427 2,123,848
— 8,238,661 — 2,743,600
(741,239) (2,841,659) (557,252) (1,426,218)
2,606,979 12,833,313 919,175 3,441,230
$ (49,764,930) $ (6,260,576) $ (156,209,815) $ (9,564,710)
881,604 1,352,921 1,251,167 5,069,110
— 9,585,589 — 24,190,815
(5,470,228) (12,048,390) (15,590,719) (29,170,276)
(4,588,624) (1,109,880) (14,339,552) 89,649
293,923 594,675 135,955 179,569
— 691,683 — 244,090
(65,735) (226,666) (50,390) (122,005)
228,188 1,059,692 85,565 301,654
(4,360,436) (50,188) (14,253,987) 391,303

The accompanying notes are an integral part of these financial statements.
40 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Moderately
Conservative Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
OPERATIONS:
Net investment income/(loss) $ 368,070 $ 16,664,880
Net realized gains (losses) (3,251,928) 21,865,224
Net change in unrealized appreciation/depreciation (7,883,938) 66,113,179
Change in net assets resulting from operations (10,767,796) 104,643,283
Distributions to Shareholders From:
Distributable earnings:
Class II — (60,168,322)
Class P — (165,374)
Change in net assets from shareholder distributions — (60,333,696)
Change in net assets from capital transactions (40,612,538) (22,991,000)
Change in net assets (51,380,334) 21,318,587
Net Assets:
Beginning of period 827,667,713 806,349,126
End of period $ 776,287,379 $ 827,667,713
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 17,162,971 $ 19,379,307
Dividends reinvested — 60,168,322
Cost of shares redeemed (57,800,495) (102,801,593)
Total Class II Shares (40,637,524) (23,253,964)
Class P Shares
Proceeds from shares issued 150,756 234,831
Dividends reinvested — 165,374
Cost of shares redeemed (125,770) (137,241)
Total Class P Shares 24,986 262,964
Change in net assets from capital transactions $ (40,612,538) $ (22,991,000)
SHARE TRANSACTIONS:
Class II Shares
Issued 1,664,913 1,804,091
Reinvested — 5,703,537
Redeemed (5,619,023) (9,594,734)
Total Class II Shares (3,954,110) (2,087,106)
Class P Shares
Issued 14,733 22,040
Reinvested — 15,779
Redeemed (12,126) (12,835)
Total Class P Shares 2,607 24,984
Total change in shares (3,951,503) (2,062,122)
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 41
NVIT Investor Destinations Conservative Fund NVIT Investor Destinations Balanced Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
$ 1,276,318 $ 14,476,454 $ (108,479) $ 32,157,685
(3,500,891) 5,300,571 (5,864,160) 42,176,905
12,406,898 43,952,288 (32,921,418) 146,309,572
10,182,325 63,729,313 (38,894,057) 220,644,162
— (28,932,415) — (127,406,892)
— (174,155) — (751,400)
— (29,106,570) — (128,158,292)
57,468,580 (29,325,285) (60,542,449) 15,732,136
67,650,905 5,297,458 (99,436,506) 108,218,006
692,737,400 687,439,942 1,591,516,267 1,483,298,261
$ 760,388,305 $ 692,737,400 $ 1,492,079,761 $ 1,591,516,267
$ 128,876,991 $ 94,224,510 $ 10,142,701 $ 26,967,759
— 28,932,415 — 127,406,892
(71,500,522) (152,877,812) (70,903,953) (140,220,667)
57,376,469 (29,720,887) (60,761,252) 14,153,984
284,750 493,909 738,574 1,807,724
— 174,155 — 751,400
(192,639) (272,462) (519,771) (980,972)
92,111 395,602 218,803 1,578,152
$ 57,468,580 $ (29,325,285) $ (60,542,449) $ 15,732,136
13,285,097 9,475,908 685,902 1,764,213
— 2,903,332 — 8,507,426
(7,404,829) (15,335,912) (4,871,434) (9,132,799)
5,880,268 (2,956,672) (4,185,532) 1,138,840
29,285 49,556 50,497 117,943
— 17,556 — 50,261
(19,398) (27,564) (35,188) (64,011)
9,887 39,548 15,309 104,193
5,890,155 (2,917,124) (4,170,223) 1,243,033

The accompanying notes are an integral part of these financial statements.
42 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Capital Appreciation
Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
OPERATIONS:
Net investment income/(loss) $ (1,968,641) $ 27,630,666
Net realized gains (losses) (6,677,211) 77,513,548
Net change in unrealized appreciation/depreciation (54,997,123) 155,157,009
Change in net assets resulting from operations (63,642,975) 260,301,223
Distributions to Shareholders From:
Distributable earnings:
Class I — —
Class II — (133,689,260)
Class P — (963,384)
Change in net assets from shareholder distributions — (134,652,644)
Change in net assets from capital transactions (79,532,253) (40,126,230)
Change in net assets (143,175,228) 85,522,349
Net Assets:
Beginning of period 1,456,445,676 1,370,923,327
End of period $ 1,313,270,448 $ 1,456,445,676
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class I Shares — —
Class II Shares
Proceeds from shares issued 2,866,336 3,313,957
Dividends reinvested — 133,689,260
Cost of shares redeemed (82,556,414) (178,743,843)
Total Class II Shares (79,690,078) (41,740,626)
Class P Shares
Proceeds from shares issued 373,271 1,049,544
Dividends reinvested — 963,384
Cost of shares redeemed (215,446) (398,532)
Total Class P Shares 157,825 1,614,396
Change in net assets from capital transactions $ (79,532,253) $ (40,126,230)
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class I Shares — —
Class II Shares
Issued 177,364 192,331
Reinvested — 7,918,893
Redeemed (5,070,944) (10,258,931)
Total Class II Shares (4,893,580) (2,147,707)
Class P Shares
Issued 22,790 60,989
Reinvested — 57,265
Redeemed (12,902) (23,056)
Total Class P Shares 9,888 95,198
Total change in shares (4,883,692) (2,052,509)
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 43
NVIT Investor Destinations Managed Growth & Income
Fund NVIT Investor Destinations Managed Growth Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
$ (9,493) $ 9,919,721 $ (664,579) $ 23,146,741
(5,465,634) 2,208,581 (29,222,492) 18,455,118
(14,216,415) 45,768,601 (44,387,390) 116,795,015
(19,691,542) 57,896,903 (74,274,461) 158,396,874
— (52,069) — (128,195)
— (20,575,131) — (51,366,569)
— — — —
— (20,627,200) — (51,494,764)
(9,013,186) 11,837,412 (8,975,302) 32,595,040
(28,704,728) 49,107,115 (83,249,763) 139,497,150
493,956,085 444,848,970 1,187,580,919 1,048,083,769
$ 465,251,357 $ 493,956,085 $ 1,104,331,156 $ 1,187,580,919
$ 59,087 $ 203,324 $ 87,791 $ 636,856
— 52,069 — 128,195
(40,759) (65,621) (133,677) (240,280)
18,328 189,772 (45,886) 524,771
4,773,302 21,579,908 12,803,971 25,416,369
— 20,575,131 — 51,366,569
(13,804,816) (30,507,399) (21,733,387) (44,712,669)
(9,031,514) 11,647,640 (8,929,416) 32,070,269
— — — —
— — — —
— — — —
— — — —
$ (9,013,186) $ 11,837,412 $ (8,975,302) $ 32,595,040
5,554 18,869 8,097 56,149
— 4,775 — 11,389
(3,819) (6,045) (11,950) (21,204)
1,735 17,599 (3,853) 46,334
447,672 2,002,528 1,196,230 2,283,871
— 1,891,295 — 4,574,076
(1,291,516) (2,801,377) (1,994,381) (4,007,907)
(843,844) 1,092,446 (798,151) 2,850,040
— — — —
— — — —
— — — —
— — — —
(842,109) 1,110,045 (802,004) 2,896,374

44 - Statements of Cash Flows - June 30, 2020 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
INCREASE IN CASH 0 1
Cash flows provided by (used in) operating activities 41,083,135 (52,520,903)
Net increase (decrease) in net assets from operations $ (10,767,796) $ 10,182,325
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by (used in) operating activities: 41083135 (52520903)
Purchase of investment securities of affiliated issuers (20,192,587) (117,186,783)
Proceeds from disposition of investment securities of affiliated issuers 69,356,702 69,151,073
Purchase of investment securities of unaffiliated issuers (6,363,790) (7,524,375)
Proceeds from disposition of investment securities of unaffiliated issuers 69,092 275,292
Purchase of short-term investments, net (6,738,821) (7,755,147)
Reinvestment of dividend income from affiliated issuers (1,198,555) (1,411,809)
Reinvestment of interest income from affiliated issuers (1,371,681) (1,867,558)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers 8,156,558 (12,107,541)
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers (272,620) (299,357)
Net realized loss from investment transactions with affiliated issuers 3,253,613 3,508,640
Net realized gain from transactions in investment securities (1,685) (7,74 9 )
Increase in reimbursement from investment adviser – –
Decrease in receivable for investments sold 459,512 –
Increase in securities lending income receivable (352) (420)
Decrease in interest and dividends receivable 24 20
Decrease in variation margin receivable – –
Increase in prepaid expenses (3,008) (2,642)
Increase in payable for investments purchased – 4,771,291
Increase in collateral for securities lending payable 6,738,821 7,755,147
Increase in variation margin payable – –
Increase (decrease) in investment advisory fees payable (8,027) 1,674
Decrease in fund administration fees payable (6,173) (4,612)
Increase (decrease) in distribution fees payable (15,432) 3,224
Increase (decrease) in administrative servicing fees payable (8,787) 1,575
Increase in accounting and transfer agent fees payable 40 33
Increase in trustee fees payable 1,256 998
Decrease in custodian fees payable (3,099) (3,429)
Increase in compliance program costs payable 35 62
Decrease in professional fees payable (4,552) (4,115)
Increase in printing fees payable 3,418 2,803
Increase in other payables 1,025 476
Net cash provided by (used in) operating activities 41,083,131 (52,520,90 4 )
Cash flows provided by (used in) financing activities (41083131) 52520904
Proceeds from shares issued 17,339,411 124,227,535
Cost of shares redeemed (58,438,702) (71,697,166)
Increase (decrease) in cash overdraft 16,160 (9,465)
Net cash provided by (used in) financing activities (41,083,131) 52,520,904
Net increase in cash – –
Cash and restricted cash:
Beginning of period – –
End of period $ – $ –
Reconciliation of cash and restricted cash at the end of the period to the
Statement of Assets and Liabilities:
Cash $ – $ –
Restricted Cash:
Deposits with broker for futures
$ – $ –
Supplemental disclosure of cash flow information:

Investor Destinations Funds - June 30, 2020 (Unaudited) - Statements of Cash Flows - 45
NVIT Investor Destinations Balanced Fund NVIT Investor Destinations Managed Growth & Income Fund
0 5921391
60,790,075 14,997,758
$ (38,894,057) $ (19,691,542)
60790075 14997758
(36,300,462) (13,106,597)
104,176,728 37,332,322
(3,048,897) (921,094)
21,536 496,753
(3,198,259) (462,519)
(1,786,462) (541,127)
(2,324,208) (704,327)
33,052,507 10,486,116
(131,089) (18,722)
5,864,641 835,057
(481) (7,745)
– (2,110)
241,528 56,941
(100) (26)
42 15,322
– 248,655
(5,833) (1,848)
– –
3,198,259 462,519
– 548,653
(15,216) (5,012)
(8,497) (5,220)
(29,255) (8,350)
(16,826) (4,689)
65 18
2,408 807
(7,662) (2,599)
67 16
(5,807) (3,932)
3,389 1,580
2,017 459
60,790,076 14,997,759
(60790076) (9076368)
10,907,426 4,832,225
(71,705,627) (13,908,593)
8,125 –
(60,790,076) (9,076,368)
– 5,921,391
– 15,823,037
$ – $ 21,744,428
$ – $ 1 2 , 345 , 368
9,399,060
$ – $ 21,744,428

46 - Statements of Cash Flows - June 30, 2020 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, interest income from affiliated issuers and realized gains distributions from affiliated issuers, as applicable. $2,570,236 $3,279,367
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - June 30, 2020 (Unaudited) - Statements of Cash Flows - 47
NVIT Investor Destinations Balanced Fund NVIT Investor Destinations Managed Growth & Income Fund
$4,110,670 $1,245,454

48 - Financial Highlights - June 30, 2020 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Aggressive Fund
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 12.40 (0.02) (0.88) (0.90) — — — $ 11.50 (7.26)% $ 238,033,786 0.59% (0.42)% 0.59% 4.78%
Year Ended December 31, 2019 $ 11.21 0.23 2.34 2.57 (0.24) (1.14) (1.38) $ 12.40 23.73% $ 267,227,664 0.59% 1.86% 0.59% 12.92%(g)
Year Ended December 31, 2018 $ 13.60 0.19 (1.27) (1.08) (0.19) (1.12) (1.31) $ 11.21 (8.85)% $ 241,289,511 0.59% 1.42% 0.59% 17.14%
Year Ended December 31, 2017 $ 12.56 0.19 2.06 2.25 (0.20) (1.01) (1.21) $ 13.60 18.43% $ 297,792,516 0.59% 1.46% 0.59% 17.58%
Year Ended December 31, 2016 $ 12.61 0.19 0.95 1.14 (0.20) (0.99) (1.19) $ 12.56 9.47% $ 268,268,215 0.59% 1.54% 0.59% 13.64%
Year Ended December 31, 2015 $ 12.93 0.17 (0.30) (0.13) (0.19) — (0.19) $ 12.61 (1.00)% $ 276,290,065 0.59% 1.32% 0.59% 9.33%
Class P Shares
Six Months Ended June 30,
2020 (Unaudited) $ 12.30 (0.02) (0.86) (0.88) — — — $ 11.42 (7.15)% $ 25,960,161 0.44% (0.27)% 0.44% 4.78%
Year Ended December 31, 2019 $ 11.14 0.27 2.29 2.56 (0.26) (1.14) (1.40) $ 12.30 23.80% $ 26,844,306 0.44% 2.19% 0.44% 12.92%(g)
Year Ended December 31, 2018 $ 13.52 0.22 (1.27) (1.05) (0.21) (1.12) (1.33) $ 11.14 (8.66)% $ 19,452,693 0.44% 1.70% 0.44% 17.14%
Year Ended December 31, 2017 $ 12.49 0.25 2.02 2.27 (0.23) (1.01) (1.24) $ 13.52 18.65% $ 19,071,860 0.44% 1.88% 0.44% 17.58%
Year Ended December 31, 2016 $ 12.56 0.25 0.90 1.15 (0.23) (0.99) (1.22) $ 12.49 9.52% $ 12,672,755 0.44% 1.96% 0.44% 13.64%
Year Ended December 31, 2015 $ 12.88 0.23 (0.33) (0.10) (0.22) — (0.22) $ 12.56 (0.79)% $ 8,660,130 0.44% 1.78% 0.44% 9.33%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - June 30, 2020 (Unaudited) - Financial Highlights - 49
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Moderately Aggressive Fund
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 12.51 (0.02) (0.69) (0.71) — — — $ 11.80 (5.68)% $ 910,007,170 0.58% (0.35)% 0.58% 3.03%
Year Ended December 31, 2019 $ 11.58 0.24 2.19 2.43 (0.25) (1.25) (1.50) $ 12.51 21.83% $ 1,021,890,580 0.57% 1.89% 0.57% 11.88%(g)
Year Ended December 31, 2018 $ 14.11 0.21 (1.17) (0.96) (0.21) (1.36) (1.57) $ 11.58 (7.73)% $ 958,861,754 0.57% 1.54% 0.57% 10.53%
Year Ended December 31, 2017 $ 13.12 0.21 1.92 2.13 (0.22) (0.92) (1.14) $ 14.11 16.68% $ 1,188,296,474 0.57% 1.49% 0.57% 11.81%
Year Ended December 31, 2016 $ 13.29 0.22 0.86 1.08 (0.23) (1.02) (1.25) $ 13.12 8.48% $ 1,147,160,227 0.57% 1.63% 0.57% 7.23%
Year Ended December 31, 2015 $ 13.87 0.19 (0.29) (0.10) (0.21) (0.27) (0.48) $ 13.29 (0.73)% $ 1,198,968,643 0.57% 1.38% 0.57% 10.79%
Class P Shares
Six Months Ended June 30,
2020 (Unaudited) $ 12.39 (0.01) (0.68) (0.69) — — — $ 11.70 (5.57)% $ 73,944,426 0.43% (0.20)% 0.43% 3.03%
Year Ended December 31, 2019 $ 11.48 0.28 2.16 2.44 (0.28) (1.25) (1.53) $ 12.39 22.04% $ 75,487,396 0.42% 2.22% 0.42% 11.88%(g)
Year Ended December 31, 2018 $ 14.01 0.26 (1.19) (0.93) (0.24) (1.36) (1.60) $ 11.48 (7.61)% $ 57,797,459 0.42% 1.90% 0.42% 10.53%
Year Ended December 31, 2017 $ 13.04 0.26 1.88 2.14 (0.25) (0.92) (1.17) $ 14.01 16.83% $ 55,403,998 0.42% 1.86% 0.42% 11.81%
Year Ended December 31, 2016 $ 13.22 0.27 0.83 1.10 (0.26) (1.02) (1.28) $ 13.04 8.64% $ 40,685,751 0.42% 2.08% 0.42% 7.23%
Year Ended December 31, 2015 $ 13.81 0.26 (0.34) (0.08) (0.24) (0.27) (0.51) $ 13.22 (0.59)% $ 30,179,494 0.42% 1.88% 0.42% 10.79%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

50 - Financial Highlights - June 30, 2020 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Moderate Fund
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 11.60 (0.01) (0.38) (0.39) — — — $ 11.21 (3.36)% $ 2,256,549,219 0.57% (0.13)% 0.57% 3.05%
Year Ended December 31, 2019 $ 11.06 0.24 1.66 1.90 (0.25) (1.11) (1.36) $ 11.60 17.74% $ 2,501,623,787 0.57% 1.99% 0.57% 11.80%(g)
Year Ended December 31, 2018 $ 13.02 0.22 (0.89) (0.67) (0.22) (1.07) (1.29) $ 11.06 (5.68)% $ 2,385,344,671 0.57% 1.73% 0.57% 11.64%
Year Ended December 31, 2017 $ 12.47 0.21 1.37 1.58 (0.23) (0.80) (1.03) $ 13.02 12.93% $ 2,859,354,097 0.57% 1.62% 0.57% 10.36%
Year Ended December 31, 2016 $ 12.54 0.22 0.66 0.88 (0.24) (0.71) (0.95) $ 12.47 7.14% $ 2,773,909,639 0.57% 1.75% 0.57% 6.95%
Year Ended December 31, 2015 $ 13.36 0.21 (0.27) (0.06) (0.21) (0.55) (0.76) $ 12.54 (0.33)% $ 2,864,321,016 0.57% 1.55% 0.57% 11.58%
Class P Shares
Six Months Ended June 30,
2020 (Unaudited) $ 11.53 — (0.38) (0.38) — — — $ 11.15 (3.30)% $ 25,509,867 0.42% 0.02% 0.42% 3.05%
Year Ended December 31, 2019 $ 11.01 0.27 1.63 1.90 (0.27) (1.11) (1.38) $ 11.53 17.83% $ 25,393,698 0.42% 2.28% 0.42% 11.80%(g)
Year Ended December 31, 2018 $ 12.97 0.26 (0.90) (0.64) (0.25) (1.07) (1.32) $ 11.01 (5.53)% $ 20,919,931 0.42% 2.03% 0.42% 11.64%
Year Ended December 31, 2017 $ 12.42 0.24 1.36 1.60 (0.25) (0.80) (1.05) $ 12.97 13.16% $ 20,936,285 0.42% 1.86% 0.42% 10.36%
Year Ended December 31, 2016 $ 12.50 0.28 0.61 0.89 (0.26) (0.71) (0.97) $ 12.42 7.28% $ 17,789,475 0.42% 2.23% 0.42% 6.95%
Year Ended December 31, 2015 $ 13.32 0.24 (0.27) (0.03) (0.24) (0.55) (0.79) $ 12.50 (0.15)% $ 13,041,242 0.42% 1.83% 0.42% 11.58%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - June 30, 2020 (Unaudited) - Financial Highlights - 51
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Moderately Conservative Fund
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10.68 — (0.12) (0.12) — — — $ 10.56 (1.12)% $ 773,992,262 0.58% 0.09% 0.58% 3.72%
Year Ended December 31, 2019 $ 10.14 0.22 1.12 1.34 (0.23) (0.57) (0.80) $ 10.68 13.48% $ 825,374,838 0.58% 2.01% 0.58% 8.43%(g)
Year Ended December 31, 2018 $ 11.37 0.21 (0.61) (0.40) (0.21) (0.62) (0.83) $ 10.14 (3.73)% $ 804,423,216 0.57% 1.87% 0.57% 10.79%
Year Ended December 31, 2017 $ 11.07 0.20 0.80 1.00 (0.21) (0.49) (0.70) $ 11.37 9.21% $ 929,931,161 0.57% 1.72% 0.57% 10.93%
Year Ended December 31, 2016 $ 11.08 0.21 0.42 0.63 (0.22) (0.42) (0.64) $ 11.07 5.70% $ 937,189,821 0.57% 1.84% 0.57% 10.47%
Year Ended December 31, 2015 $ 11.90 0.19 (0.20) (0.01) (0.19) (0.62) (0.81) $ 11.08 (0.03)% $ 923,312,331 0.57% 1.63% 0.57% 12.79%
Class P Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10.60 0.01 (0.12) (0.11) — — — $ 10.49 (1.04)% $ 2,295,117 0.43% 0.25% 0.43% 3.72%
Year Ended December 31, 2019 $ 10.07 0.24 1.11 1.35 (0.25) (0.57) (0.82) $ 10.60 13.67% $ 2,292,875 0.43% 2.28% 0.43% 8.43%(g)
Year Ended December 31, 2018 $ 11.30 0.24 (0.62) (0.38) (0.23) (0.62) (0.85) $ 10.07 (3.58)% $ 1,925,910 0.42% 2.14% 0.42% 10.79%
Year Ended December 31, 2017 $ 11.01 0.22 0.79 1.01 (0.23) (0.49) (0.72) $ 11.30 9.33% $ 1,892,566 0.42% 1.90% 0.42% 10.93%
Year Ended December 31, 2016 $ 11.03 0.23 0.41 0.64 (0.24) (0.42) (0.66) $ 11.01 5.83% $ 1,787,867 0.42% 2.10% 0.42% 10.47%
Year Ended December 31, 2015 $ 11.85 0.23 (0.21) 0.02 (0.22) (0.62) (0.84) $ 11.03 0.16% $ 1,265,624 0.42% 1.96% 0.42% 12.79%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

52 - Financial Highlights - June 30, 2020 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Conservative Fund
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 9.98 0.02 0.10 0.12 — — — $ 10.10 1.20% $ 756,112,797 0.58% 0.36% 0.58% 9.76%
Year Ended December 31, 2019 $ 9.50 0.20 0.70 0.90 (0.22) (0.20) (0.42) $ 9.98 9.53% $ 688,612,905 0.58% 2.06% 0.58% 15.84%(g)
Year Ended December 31, 2018 $ 10.08 0.20 (0.38) (0.18) (0.20) (0.20) (0.40) $ 9.50 (1.80)% $ 683,884,962 0.58% 2.02% 0.58% 16.29%
Year Ended December 31, 2017 $ 9.93 0.18 0.38 0.56 (0.20) (0.21) (0.41) $ 10.08 5.68% $ 748,138,526 0.57% 1.79% 0.57% 12.99%
Year Ended December 31, 2016 $ 9.92 0.19 0.23 0.42 (0.20) (0.21) (0.41) $ 9.93 4.26% $ 796,573,129 0.57% 1.88% 0.57% 16.88%
Year Ended December 31, 2015 $ 10.43 0.18 (0.15) 0.03 (0.18) (0.36) (0.54) $ 9.92 0.26% $ 749,744,337 0.57% 1.71% 0.57% 20.90%
Class P Shares
Six Months Ended June 30,
2020 (Unaudited) $ 9.93 0.02 0.11 0.13 — — — $ 10.06 1.31% $ 4,275,508 0.43% 0.51% 0.43% 9.76%
Year Ended December 31, 2019 $ 9.46 0.23 0.67 0.90 (0.23) (0.20) (0.43) $ 9.93 9.65% $ 4,124,495 0.43% 2.30% 0.43% 15.84%(g)
Year Ended December 31, 2018 $ 10.04 0.23 (0.39) (0.16) (0.22) (0.20) (0.42) $ 9.46 (1.62)% $ 3,554,980 0.43% 2.32% 0.43% 16.29%
Year Ended December 31, 2017 $ 9.89 0.21 0.37 0.58 (0.22) (0.21) (0.43) $ 10.04 5.89% $ 2,914,874 0.42% 2.06% 0.42% 12.99%
Year Ended December 31, 2016 $ 9.89 0.21 0.22 0.43 (0.22) (0.21) (0.43) $ 9.89 4.35% $ 2,473,609 0.42% 2.10% 0.42% 16.88%
Year Ended December 31, 2015 $ 10.40 0.21 (0.16) 0.05 (0.20) (0.36) (0.56) $ 9.89 0.45% $ 2,122,466 0.42% 2.01% 0.42% 20.90%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - June 30, 2020 (Unaudited) - Financial Highlights - 53
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Balanced Fund
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 15.26 — (0.36) (0.36) — — — $ 14.90 (2.36)% $ 1,482,653,969 0.57% (0.02)% 0.57% 2.90%
Year Ended December 31, 2019 $ 14.39 0.32 1.84 2.16 (0.33) (0.96) (1.29) $ 15.26 15.34% $ 1,582,104,171 0.57% 2.06% 0.57% 12.40%(g)
Year Ended December 31, 2018 $ 16.11 0.30 (1.04) (0.74) (0.30) (0.68) (0.98) $ 14.39 (4.85)% $ 1,475,911,717 0.57% 1.87% 0.57% 13.01%
Year Ended December 31, 2017 $ 15.12 0.27 1.40 1.67 (0.29) (0.39) (0.68) $ 16.11 11.13% $ 1,655,714,228 0.57% 1.73% 0.57% 10.76%
Year Ended December 31, 2016 $ 14.84 0.29 0.64 0.93 (0.29) (0.36) (0.65) $ 15.12 6.30% $ 1,547,268,999 0.57% 1.92% 0.57% 6.90%
Year Ended December 31, 2015 $ 15.47 0.27 (0.30) (0.03) (0.26) (0.34) (0.60) $ 14.84 (0.17)% $ 1,356,409,775 0.57% 1.74% 0.57% 9.65%
Class P Shares
Six Months Ended June 30,
2020 (Unaudited) $ 15.21 0.01 (0.36) (0.35) — — — $ 14.86 (2.30)% $ 9,425,792 0.42% 0.13% 0.42% 2.90%
Year Ended December 31, 2019 $ 14.35 0.37 1.81 2.18 (0.36) (0.96) (1.32) $ 15.21 15.51% $ 9,412,096 0.42% 2.42% 0.42% 12.40%(g)
Year Ended December 31, 2018 $ 16.06 0.34 (1.04) (0.70) (0.33) (0.68) (1.01) $ 14.35 (4.63)% $ 7,386,544 0.42% 2.16% 0.42% 13.01%
Year Ended December 31, 2017 $ 15.08 0.31 1.38 1.69 (0.32) (0.39) (0.71) $ 16.06 11.27% $ 6,863,155 0.42% 1.98% 0.42% 10.76%
Year Ended December 31, 2016 $ 14.81 0.33 0.61 0.94 (0.31) (0.36) (0.67) $ 15.08 6.42% $ 5,460,690 0.42% 2.21% 0.42% 6.90%
Year Ended December 31, 2015 $ 15.44 0.31 (0.32) (0.01) (0.28) (0.34) (0.62) $ 14.81 (0.01)% $ 4,055,486 0.42% 2.00% 0.42% 9.65%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

54 - Financial Highlights - June 30, 2020 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations Capital
Appreciation Fund
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 17.45 (0.02) (0.72) (0.74) — — — $ 16.71 (4.24)% $ 1,302,778,133 0.57% (0.30)% 0.57% 3.39%
Year Ended December 31, 2019 $ 16.03 0.33 2.78 3.11 (0.36) (1.33) (1.69) $ 17.45 19.94% $ 1,445,670,067 0.57% 1.91% 0.57% 9.90%(g)
Year Ended December 31, 2018 $ 18.57 0.30 (1.41) (1.11) (0.30) (1.13) (1.43) $ 16.03 (6.47)% $ 1,362,536,105 0.57% 1.63% 0.57% 11.49%
Year Ended December 31, 2017 $ 17.06 0.28 2.21 2.49 (0.30) (0.68) (0.98) $ 18.57 14.81% $ 1,601,948,889 0.57% 1.56% 0.57% 11.50%
Year Ended December 31, 2016 $ 16.78 0.29 0.99 1.28 (0.31) (0.69) (1.00) $ 17.06 7.74% $ 1,501,709,451 0.57% 1.72% 0.57% 6.98%
Year Ended December 31, 2015 $ 17.82 0.27 (0.38) (0.11) (0.27) (0.66) (0.93) $ 16.78 (0.53)% $ 1,471,446,086 0.57% 1.53% 0.57% 9.53%
Class P Shares
Six Months Ended June 30,
2020 (Unaudited) $ 17.35 (0.01) (0.71) (0.72) — — — $ 16.63 (4.15)% $ 10,492,315 0.42% (0.15)% 0.42% 3.39%
Year Ended December 31, 2019 $ 15.95 0.39 2.73 3.12 (0.39) (1.33) (1.72) $ 17.35 20.11% $ 10,775,609 0.42% 2.25% 0.42% 9.90%(g)
Year Ended December 31, 2018 $ 18.50 0.37 (1.45) (1.08) (0.34) (1.13) (1.47) $ 15.95 (6.36)% $ 8,387,222 0.42% 2.03% 0.42% 11.49%
Year Ended December 31, 2017 $ 17.00 0.34 2.18 2.52 (0.34) (0.68) (1.02) $ 18.50 14.99% $ 7,596,362 0.42% 1.89% 0.42% 11.50%
Year Ended December 31, 2016 $ 16.72 0.35 0.96 1.31 (0.34) (0.69) (1.03) $ 17.00 7.95% $ 5,718,553 0.42% 2.05% 0.42% 6.98%
Year Ended December 31, 2015 $ 17.77 0.35 (0.43) (0.08) (0.31) (0.66) (0.97) $ 16.72 (0.39)% $ 4,388,637 0.42% 1.98% 0.42% 9.53%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - June 30, 2020 (Unaudited) - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Investor Destinations
Managed Growth & Income Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 11.06 0.01 (0.44) (0.43) — — — $ 10.63 (3.89)% $ 1,189,450 0.30% 0.25% 0.35% 3.37%
Year Ended December 31, 2019 $ 10.21 0.26 1.10 1.36 (0.27) (0.24) (0.51) $ 11.06 13.37% $ 1,218,343 0.30% 2.44% 0.35% 18.32%(h)
Year Ended December 31, 2018 $ 11.63 0.26 (0.85) (0.59) (0.24) (0.59) (0.83) $ 10.21 (5.38)% $ 945,358 0.30% 2.28% 0.35% 14.15%
Year Ended December 31, 2017 $ 10.47 0.23 1.27 1.50 (0.23) (0.11) (0.34) $ 11.63 14.30% $ 824,776 0.30% 2.03% 0.35% 11.42%
Year Ended December 31, 2016 $ 10.08 0.19 0.41 0.60 (0.21) — (0.21) $ 10.47 5.94% $ 591,112 0.30% 1.88% 0.35% 11.31%
Year Ended December 31, 2015 $ 10.59 0.23 (0.56) (0.33) (0.18) — (0.18) $ 10.08 (3.10)% $ 568,105 0.30% 2.21% 0.36% 20.68%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 11.05 — (0.44) (0.44) — — — $ 10.61 (3.98)% $ 464,061,907 0.55% – 0.60% 3.37%
Year Ended December 31, 2019 $ 10.21 0.23 1.09 1.32 (0.24) (0.24) (0.48) $ 11.05 13.00% $ 492,737,742 0.55% 2.09% 0.60% 18.32%(h)
Year Ended December 31, 2018 $ 11.63 0.21 (0.83) (0.62) (0.21) (0.59) (0.80) $ 10.21 (5.63)% $ 443,903,612 0.55% 1.87% 0.60% 14.15%
Year Ended December 31, 2017 $ 10.47 0.19 1.28 1.47 (0.20) (0.11) (0.31) $ 11.63 14.03% $ 477,401,451 0.55% 1.69% 0.60% 11.42%
Year Ended December 31, 2016 $ 10.08 0.18 0.40 0.58 (0.19) — (0.19) $ 10.47 5.71% $ 413,895,760 0.55% 1.79% 0.60% 11.31%
Year Ended December 31, 2015 $ 10.58 0.18 (0.52) (0.34) (0.16) — (0.16) $ 10.08 (3.24)% $ 356,555,519 0.55% 1.68% 0.61% 20.68%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Portfolio turnover excludes securities received or delivered in-kind.

56 - Financial Highlights - June 30, 2020 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Investor Destinations
Managed Growth Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 11.49 0.01 (0.72) (0.71) — — — $ 10.78 (6.18)% $ 2,849,102 0.31% 0.13% 0.34% 4.07%
Year Ended December 31, 2019 $ 10.43 0.27 1.33 1.60 (0.27) (0.27) (0.54) $ 11.49 15.52% $ 3,080,642 0.31% 2.39% 0.34% 14.79%(h)
Year Ended December 31, 2018 $ 12.02 0.24 (0.90) (0.66) (0.23) (0.70) d(0.93) $ 10.43 (5.82)% $ 2,313,357 0.31% 2.11% 0.34% 12.01%
Year Ended December 31, 2017 $ 10.55 0.23 1.58 1.81 (0.22) (0.12) (0.34) $ 12.02 17.23% $ 2,233,996 0.31% 2.00% 0.34% 9.52%
Year Ended December 31, 2016 $ 10.03 0.29 0.44 0.73 (0.21) — (0.21) $ 10.55 7.23% $ 1,538,713 0.31% 2.81% 0.34% 8.34%
Year Ended December 31, 2015 $ 10.62 0.30 (0.69) (0.39) (0.20) — (0.20) $ 10.03 (3.71)% $ 965,618 0.31% 2.82% 0.35% 16.13%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 11.49 (0.01) (0.71) (0.72) — — — $ 10.77 (6.27)% $ 1,101,482,054 0.56% (0.12)% 0.59% 4.07%
Year Ended December 31, 2019 $ 10.43 0.23 1.34 1.57 (0.24) (0.27) (0.51) $ 11.49 15.25% $ 1,184,500,277 0.56% 2.06% 0.59% 14.79%(h)
Year Ended December 31, 2018 $ 12.02 0.21 (0.90) (0.69) (0.20) (0.70) (0.90) $ 10.43 (6.05)% $ 1,045,770,412 0.56% 1.78% 0.59% 12.01%
Year Ended December 31, 2017 $ 10.55 0.19 1.59 1.78 (0.19) (0.12) (0.31) $ 12.02 16.96% $ 1,088,593,786 0.56% 1.64% 0.59% 9.52%
Year Ended December 31, 2016 $ 10.03 0.18 0.52 0.70 (0.18) — (0.18) $ 10.55 6.95% $ 886,774,641 0.56% 1.77% 0.59% 8.34%
Year Ended December 31, 2015 $ 10.62 0.18 (0.60) (0.42) (0.17) — (0.17) $ 10.03 (3.95)% $ 708,087,251 0.56% 1.71% 0.60% 16.13%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 57
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of June 30, 2020, the Trust operates
sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT Investor Destinations Aggressive Fund ("Investor Destinations Aggressive")
NVIT Investor Destinations Moderately Aggressive Fund ("Investor Destinations Moderately Aggressive")
NVIT Investor Destinations Moderate Fund ("Investor Destinations Moderate")
NVIT Investor Destinations Moderately Conservative Fund ("Investor Destinations Moderately Conservative")
NVIT Investor Destinations Conservative Fund ("Investor Destinations Conservative")
NVIT Investor Destinations Balanced Fund ("Investor Destinations Balanced")
NVIT Investor Destinations Capital Appreciation Fund ("Investor Destinations Capital Appreciation")
NVIT Investor Destinations Managed Growth & Income Fund ("Investor Destinations Managed Growth & Income")
NVIT Investor Destinations Managed Growth Fund ("Investor Destinations Managed Growth")
Only separate accounts established by Nationwide Life
Insurance Company (“NLIC”), a wholly owned subsidiary of
NFS, and Nationwide Life and Annuity Insurance Company, a
wholly owned subsidiary of NLIC, hold shares of the Funds.
Each of the Funds operates as a “fund-of-funds,” which means that each of the Funds pursues its objective(s) by allocating its investments primarily among other affiliated series of the
Trust, affiliated series of the Nationwide Mutual Funds (“NMF”)
and affiliated series of the ETF Series Solutions (“ESS”)
(“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. Each of the Funds may
also invest in an unregistered fixed investment contract (the
“Nationwide Contract”) issued by NLIC.
The Funds, as applicable, currently offer Class I, Class II
and Class P shares. Each share class of a Fund represents
interests in the same portfolio of investments of that Fund
and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each of the Funds is a diversified fund, as defined in the 1940
Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)

58 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Investor Destinations Funds
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a
Fund invests are valued at their respective net asset value
(“NAV”) as reported by such Underlying Fund. Shares of
exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end Underlying Funds
and shares of exchange traded funds valued in this manner
are generally categorized as Level 1 investments within the
hierarchy. Repurchase agreements are valued at amortized
cost, which approximates fair value, and are generally
categorized as Level 2 investments within the hierarchy.
The Funds may invest in other series of the Trust, other series of NMF, and other series of ESS (together, the “series of the
Trusts”), which are open-end investment companies generally
available to the public and other investment companies. The
Funds’ Schedules of Investments list each of the Underlying
Funds held as of period end as an investment of each Fund,
but do not include the underlying holdings of each Underlying
Fund.
As an Investing Fund, each Fund indirectly bears its
proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
Certain Funds currently invest in the Nationwide Contract. The
Nationwide Contract is a fixed interest contract issued by NLIC.
The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each Fund that invests in a contract, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, a Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of a Fund that invests in
it. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Funds a new fixed interest contract (or amend the existing contract). NFA can
increase or redeem all or a portion of a Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment.
Neither the Funds, NFA, NLIC nor any of its affiliates guarantee a Fund’s performance or that a Fund will provide a certain level of income.
The Funds’ portfolio managers believe that the stable nature of the Nationwide Contract may reduce a Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under
certain market conditions, such as when the market values
of bonds and other debt securities increase, investing in the
Nationwide Contract could hamper a Fund’s performance.
The interest credited to each Fund on a daily basis as a result of the investment in the Nationwide Contract is reinvested in the Nationwide Contract. Therefore, the par value represents the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. NLIC may revise the interest rate on the Nationwide Contract at its discretion.
During the six months ended June 30, 2020, the rates for the Nationwide Contract were as follows:
Effective Date End Date Rate of Interest
January 1, 2020 March 31, 2020 2.50%
April 1, 2020 June 30, 2020 2.25%
July 1, 2020 no less than 0.00% per annum.

Investor Destinations Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 59
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2020. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 15,294,649 $ – $ – $ 15,294,649
Investment Companies 243,546,427 – – 243,546,427
Investment Contract – – 5,307,281 5,307,281
Repurchase Agreement – 1,510,352 – 1,510,352
Total $ 258,841,076 $ 1,510,352 $ 5,307,281 $ 265,658,709
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 59,944,435 $ – $ – $ 59,944,435
Investment Companies 896,428,629 – – 896,428,629
Investment Contract – – 28,096,127 28,096,127
Repurchase Agreements – 3,232,587 – 3,232,587
Total $ 956,373,064 $ 3,232,587 $ 28,096,127 $ 987,701,778
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 74,049,208 $ – $ – $ 74,049,208
Investment Companies 1,999,149,273 – – 1,999,149,273
Investment Contract – – 210,022,658 210,022,658
Repurchase Agreements – 15,069,911 – 15,069,911
Total $ 2,073,198,481 $ 15,069,911 $ 210,022,658 $ 2,298,291,050
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 26,530,076 $ – $ – $ 26,530,076
Investment Companies 636,252,757 – – 636,252,757
Investment Contract – – 113,899,931 113,899,931
Repurchase Agreements – 6,741,946 – 6,741,946
Total $ 662,782,833 $ 6,741,946 $ 113,899,931 $ 783,424,710
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 26,004,284 $ – $ – $ 26,004,284
Investment Companies 568,111,532 – – 568,111,532
Investment Contract – – 166,457,757 166,457,757
Repurchase Agreements – 7,755,147 – 7,755,147
Total $ 594,115,816 $ 7,755,147 $ 166,457,757 $ 768,328,720
Investor Destinations Balanced
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 41,481,847 $ – $ – $ 41,481,847
Investment Companies 1,260,436,137 – – 1,260,436,137
Investment Contract – – 190,875,047 190,875,047
Repurchase Agreements – 3,242,009 – 3,242,009
Total $ 1,301,917,984 $ 3,242,009 $ 190,875,047 $ 1,496,035,040

60 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Investor Destinations Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Investor Destinations Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 75,734,369 $ – $ – $ 75,734,369
Investment Companies 1,177,232,111 – – 1,177,232,111
Investment Contract – – 60,996,413 60,996,413
Repurchase Agreements – 13,686,969 – 13,686,969
Total $ 1,252,966,480 $ 13,686,969 $ 60,996,413 $ 1,327,649,862
Investor Destinations Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,093,299 $ – $ – $ 11,093,299
Investment Companies 376,229,857 – – 376,229,857
Investment Contract – – 56,956,931 56,956,931
Repurchase Agreement – 462,519 – 462,519
Total Assets $ 387,323,156 $ 462,519 $ 56,956,931 $ 444,742,606
Liabilities:
Futures Contracts $ (2,024,704) $ – $ – $ (2,024,704)
Total Liabilities $ (2,024,704) $ – $ – $ (2,024,704)
Total $ 385,298,452 $ 462,519 $ 56,956,931 $ 442,717,902
Investor Destinations Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 30,814,408 $ – $ – $ 30,814,408
Investment Companies 925,812,017 – – 925,812,017
Investment Contract – – 97,771,840 97,771,840
Repurchase Agreement – 5,603,062 – 5,603,062
Total Assets $ 956,626,425 $ 5,603,062 $ 97,771,840 $ 1,060,001,327
Liabilities:
Futures Contracts $ (2,589,646) $ – $ – $ (2,589,646)
Total Liabilities $ (2,589,646) $ – $ – $ (2,589,646)
Total $ 954,036,779 $ 5,603,062 $ 97,771,840 $ 1,057,411,681
Amounts designated as "−" are zero or have been rounded to zero.
Investor Destinations Aggressive
Investment
Contract Total
Balance as of December 31, 2019 $ 5,481,755 $ 5,481,755
Purchases
*
197,205 197,205
Sales (371,679) (371,679)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2020 $ 5,307,281 $ 5,307,281
Investor Destinations Moderately Aggressive
Investment
Contract Total
Balance as of December 31, 2019 $ 30,707,836 $ 30,707,836
Purchases
*
426,637 426,637
Sales (3,038,346) (3,038,346)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2020 $ 28,096,127 $ 28,096,127

Investor Destinations Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 61
Investor Destinations Moderate
Investment
Contract Total
Balance as of December 31, 2019 $ 238,293,724 $ 238,293,724
Purchases
*
2,682,086 2,682,086
Sales (30,953,152) (30,953,152)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2020 $ 210,022,658 $ 210,022,658
Investor Destinations Moderately Conservative
Investment
Contract Total
Balance as of December 31, 2019 $ 122,937,286 $ 122,937,286
Purchases
*
2,837,819 2,837,819
Sales (11,875,174) (11,875,174)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2020 $ 113,899,931 $ 113,899,931
Investor Destinations Conservative
Investment
Contract Total
Balance as of December 31, 2019 $ 157,988,678 $ 157,988,678
Purchases
*
26,741,545 26,741,545
Sales (18,272,466) (18,272,466)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2020 $ 166,457,757 $ 166,457,757
Investor Destinations Balanced
Investment
Contract Total
Balance as of December 31, 2019 $ 211,585,099 $ 211,585,099
Purchases
*
3,310,793 3,310,793
Sales (24,020,845) (24,020,845)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2020 $ 190,875,047 $ 190,875,047
Investor Destinations Capital Appreciation
Investment
Contract Total
Balance as of December 31, 2019 $ 68,150,362 $ 68,150,362
Purchases
*
832,761 832,761
Sales (7,986,710) (7,986,710)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2020 $ 60,996,413 $ 60,996,413
Investor Destinations Managed Growth & Income
Investment
Contract Total
Balance as of December 31, 2019 $ 63,585,267 $ 63,585,267
Purchases
*
1,191,879 1,191,879
Sales (7,820,215) (7,820,215)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2020 $ 56,956,931 $ 56,956,931

62 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Investor Destinations Funds
The following table represents the Funds’ Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds’ investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
For additional information about each affiliated Underlying
Fund's valuation policies, please refer to the affiliated Underlying
Fund’s most recent semiannual report to shareholders which
can be found at www.nationwide.com/mutualfundsnvit for
series of the Trust, at www.nationwide.com/mutualfunds for
series of NMF and at etf.nationwide.com for series of ESS or at the SEC's website at www.sec.gov.
For additional information about each unaffiliated Underlying
Fund's valuation policies, please refer to the unaffiliated
Underlying Fund’s most recent annual or semiannual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. Dollar and/or foreign
currency balances with the Funds’ custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds’ borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At June 30, 2020, Funds that had overdrawn balances were as follows:
Investor Destinations Managed Growth
Investment
Contract Total
Balance as of December 31, 2019 $ 107,640,578 $ 107,640,578
Purchases
*
2,101,050 2,101,050
Sales (11,969,788) (11,969,788)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2020 $ 97,771,840 $ 97,771,840
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.25% (2.25%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance
Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
Fund
U.S. Dollar
Amount
Investor Destinations Moderately Aggressive $ 13,838
Investor Destinations Moderate 58,399
Investor Destinations Moderately Conservative 17,957
Investor Destinations Conservative 2,394
Investor Destinations Balanced 13,659
Investor Destinations Capital Appreciation 20,927

Investor Destinations Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 63
(c) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Investor Destinations Managed Growth & Income and
Investor Destinations Managed Growth are subject to equity
risk in the normal course of pursuing their objective(s) in two respects. First, each of the Funds has set a baseline target equity exposure of 60%, which is represented by the Fund’s
allocations to underlying equity funds. Second, each of the
Funds enters into stock index futures contracts in order to
increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, each of the Funds may
increase its equity exposure to a maximum of 80% or to a
minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts.”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2020:
Investor Destinations Managed Growth & Income
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk Payable for variation margin on futures contracts $ (2,024,704)
Total $ (2,024,704)
Investor Destinations Managed Growth
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk Payable for variation margin on futures contracts $ (2,589,645)
Total $ (2,589,645)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.

64 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Investor Destinations Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2020
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2020
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2020:
(d) Securities Lending
During the six months ended June 30, 2020, certain
funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to
any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest
income”, as applicable, on the Statements of Operations. The
Funds also receive interest that would have been earned on
the securities loaned while simultaneously seeking to earn
income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less
expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and
reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good
standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee
Investor Destinations Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (4,638,322)
Total $ (4,638,322)
Investor Destinations Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (27,746,389)
Total $ (27,746,389)
Investor Destinations Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (3,749,021)
Total $ (3,749,021)
Investor Destinations Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (8,209,367)
Total $ (8,209,367)
Investor Destinations Managed Growth & Income
Futures Contracts:
Average Notional Balance Long $23,034,016
Average Notional Balance Short $ 78,226,036
Investor Destinations Managed Growth
Futures Contracts:
Average Notional Balance Long $74,637,236
Average Notional Balance Short $ 172,154,511

Investor Destinations Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 65
based on a percentage of earnings derived from the investment of cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2020, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-
market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to
make the Fund whole. These remedies include purchasing
replacement securities by applying the collateral held from
the defaulting borrower against the purchase cost of the
replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by
purchasing replacement securities at JPMorgan’s expense, or
paying the Fund an amount equal to the market value of the
replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.
At June 30, 2020, the Securities Lending Agency Agreement
does not permit the Funds to enforce a netting arrangement.
(e) Joint Repurchase Agreements
During the six months ended June 30, 2020, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan,
the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a
pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share
of proceeds from any repurchase or other disposition of the
underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon
or JPMorgan takes possession of the collateral pledged for
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value
is equal to or greater than the repurchase price, including
accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the
seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Investor Destinations Aggressive $ 1,510,352
Investor Destinations Moderately Aggressive 3,232,587
Investor Destinations Moderate 15,069,911
Investor Destinations Moderately Conservative 6,741,946
Investor Destinations Conservative 7,755,147
Investor Destinations Balanced 3,242,009
Investor Destinations Capital Appreciation 13,686,969
Investor Destinations Managed Growth & Income 462,519
Investor Destinations Managed Growth 5,603,062

66 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Investor Destinations Funds
At June 30, 2020, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
At June 30, 2020, the joint repos on a gross basis were as follows:
Bank of America NA, 0.09%, dated 6/30/2020, due 7/1/2020, repurchase price $147,421,822, collateralized by U.S. Government
Agency Securities, 3.00%, maturing 7/20/2049; total market value $150,369,883.
CF Secured, LLC, 0.09%, dated 6/30/2020, due 7/1/2020, repurchase price $42,960,808, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 5.00%, maturing 9/8/2020 - 7/20/2069; total market value $43,820,027.
NatWest Markets Securities, Inc., 0.08%, dated 6/30/2020, due 7/7/2020, repurchase price $150,002,333, collateralized by U.S.
Government Treasury Securities, ranging from 0.13% - 4.25%, maturing 1/15/2021 - 2/15/2042; total market value $153,000,412.
Pershing LLC, 0.14%, dated 6/30/2020, due 7/1/2020, repurchase price $69,200,269, collateralized by U.S. Government Agency and
Treasury Securities, ranging from 0.00% - 10.00%, maturing 7/23/2020 - 12/20/2069; total market value $70,584,025.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Aggressive
Bank of America
NA $ 1,510,352 $ – $ 1,510,352 $ (1,510,352) $ –
Total $ 1,510,352 $ – $ 1,510,352 $ (1,510,352) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Moderately
Aggressive
Bank of America
NA $ 2,732,587 $ – $ 2,732,587 $ (2,732,587) $ –
Investor
Destinations
Moderately
Aggressive Pershing LLC 500,000 – 500,000 (500,000) –
Total $ 3,232,587 $ – $ 3,232,587 $ (3,232,587) $ –

Investor Destinations Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 67
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Moderate
Bank of America
NA $ 5,069,911 $ – $ 5,069,911 $ (5,069,911) $ –
Investor
Destinations
Moderate CF Secured, LLC 4,000,000 – 4,000,000 (4,000,000) –
Investor
Destinations
Moderate
NatWest Markets
Securities, Inc. 6,000,000 – 6,000,000 (6,000,000) –
Total $ 15,069,911 $ – $ 15,069,911 $ (15,069,911) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Moderately
Conservative
Bank of America
NA $ 4,741,946 $ – $ 4,741,946 $ (4,741,946) $ –
Investor
Destinations
Moderately
Conservative CF Secured, LLC 1,000,000 – 1,000,000 (1,000,000) –
Investor
Destinations
Moderately
Conservative
NatWest Markets
Securities, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Total $ 6,741,946 $ – $ 6,741,946 $ (6,741,946) $ –

68 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Investor Destinations Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Conservative
Bank of America
NA $ 4,755,147 $ – $ 4,755,147 $ (4,755,147) $ –
Investor
Destinations
Conservative CF Secured, LLC 2,000,000 – 2,000,000 (2,000,000) –
Investor
Destinations
Conservative
NatWest Markets
Securities, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Total $ 7,755,147 $ – $ 7,755,147 $ (7,755,147) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Balanced
Bank of America
NA $ 2,242,009 $ – $ 2,242,009 $ (2,242,009) $ –
Investor
Destinations
Balanced CF Secured, LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 3,242,009 $ – $ 3,242,009 $ (3,242,009) $ –

Investor Destinations Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 69
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Capital
Appreciation
Bank of America
NA $ 3,686,969 $ – $ 3,686,969 $ (3,686,969) $ –
Investor
Destinations
Capital
Appreciation CF Secured, LLC 6,000,000 – 6,000,000 (6,000,000) –
Investor
Destinations
Capital
Appreciation
NatWest Markets
Securities, Inc. 4,000,000 – 4,000,000 (4,000,000) –
Total $ 13,686,969 $ – $ 13,686,969 $ (13,686,969) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Managed Growth
& Income
Bank of America
NA $ 462,519 $ – $ 462,519 $ (462,519) $ –
Total $ 462,519 $ – $ 462,519 $ (462,519) $ –

70 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Investor Destinations Funds
(f) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from
the Underlying Funds is recognized on the ex-dividend date
and is recorded as income on the Statements of Operations.
Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded
on the Statements of Operations as such. Interest income is
recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.
(g) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
(h) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with
the requirements of Subchapter M of the U.S. Internal Revenue
Code of 1986, as amended, and to make distributions of net
investment income and net realized capital gains sufficient
to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
(i) Cash and Cash Equivalents
For the purposes of the Statements of Cash Flows, the Funds
define Cash and Cash Equivalents as cash, restricted cash,
money market funds and other investments held in lieu of cash.
(j) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non-asset based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Managed Growth
Bank of America
NA $ 5,603,062 $ – $ 5,603,062 $ (5,603,062) $ –
Total $ 5,603,062 $ – $ 5,603,062 $ (5,603,062) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* At June 30, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Investor Destinations Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 71
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investment of the assets and supervises
the daily business affairs of the Funds in accordance with
policies and procedures established by the Board of Trustees.
NFA has selected Nationwide Asset Management, LLC (the
“Subadviser”) as subadviser for Investor Destinations Managed
Growth & Income and Investor Destinations Managed Growth,
and provides investment management evaluation services
in monitoring, on an ongoing basis, the performance of the
Subadviser.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2020, the Fund paid investment advisory fees to NFA according to the following schedule.
For the six months ended June 30, 2020, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $32,413 during the six months ended June 30, 2020.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2021.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
Fund Fee Schedule
Advisory Fee
(annual rate)
Investor Destinations Aggressive All assets 0.13%
Investor Destinations Moderately Aggressive All assets 0.13%
Investor Destinations Moderate All assets 0.13%
Investor Destinations Moderately Conservative All assets 0.13%
Investor Destinations Conservative All assets 0.13%
Investor Destinations Balanced All assets 0.13%
Investor Destinations Capital Appreciation All assets 0.13%
Investor Destinations Managed Growth & Income All assets 0.15%
Investor Destinations Managed Growth All assets 0.15%
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
Investor Destinations Aggressive 0.13% 0.13%
Investor Destinations Moderately Aggressive 0.13 0.13
Investor Destinations Moderate 0.13 0.13
Investor Destinations Moderately Conservative 0.13 0.13
Investor Destinations Conservative 0.13 0.13
Investor Destinations Balanced 0.13 0.13
Investor Destinations Capital Appreciation 0.13 0.13
Investor Destinations Managed Growth & Income 0.15 0.10
Investor Destinations Managed Growth 0.15 0.12
Fund Classes
Amount
(annual rate)
Investor Destinations Balanced All Classes 0.28%
Investor Destinations Capital Appreciation All Classes 0.28%
Investor Destinations Managed Growth & Income All Classes 0.15%
Investor Destinations Managed Growth All Classes 0.16%

72 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Investor Destinations Funds
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of June 30, 2020, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2020, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2020, NFM earned $1,253,251 in fees from the Funds under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $6 to $21 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2020, the Funds’ aggregate
portion of such costs amounted to $20,647.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Funds at an annual rate of 0.25% for
Class II and Class P shares of the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual
Fund
Fiscal Year 2017
Amount
Fiscal Year 2018
Amount
Fiscal Year 2019
Amount
Six Months Ended
June 30, 2020
Amount Total
Investor Destinations Managed
Growth & Income $ 115,115 $ 241,808 $ 234,397 $ 116,078 $ 707,398
Investor Destinations Managed
Growth 163,064 343,808 352,811 178,501 1,038,184
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

Investor Destinations Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 73
rate of up to 0.25% of the average daily net assets of Class I and Class II shares of each of the Funds.
For the six months ended June 30, 2020, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2020, each Fund’s total administrative services fees were as follows:
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
4. Investments in Affiliated Issuers
Each of the Funds invests in shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Funds’ transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2020 were as follows:
Fund Class I Class II
Investor Destinations Managed Growth 0.15% 0.15%
Investor Destinations Managed Growth & Income 0.15 0.15
Fund Amount
Investor Destinations Aggressive $175,946
Investor Destinations Moderately Aggressive 681,877
Investor Destinations Moderate 1,700,328
Investor Destinations Moderately Conservative 578,990
Investor Destinations Conservative 527,314
Investor Destinations Balanced 1,104,459
Investor Destinations Capital Appreciation 976,545
Investor Destinations Managed Growth & Income 351,639
Investor Destinations Managed Growth 835,586
Investor Destinations Aggressive
Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 1,502,851 20,290,661 1,130,218 (1,182,896) (158,834) (2,721,225) 17,357,924 — —
NVIT International Index
Fund, Class Y 7,106,961 73,110,055 3,878,689 (4,224,629) (525,328) (7,707,582) 64,531,205 — —
NVIT Mid Cap Index Fund,
Class Y 2,044,186 43,080,816 3,540,963 (2,534,778) (955,067) (4,701,240) 38,430,694 — —
NVIT S&P 500 Index Fund,
Class Y 5,088,571 107,011,388 2,392,847 (8,866,254) (158,766) (3,441,942) 96,937,273 — —
NVIT Small Cap Index Fund,
Class Y 719,777 5,753,861 463,977 (337,970) (308,360) (461,088) 5,110,420 — —
Nationwide Core Plus Bond
Fund, Class R6 994,855 11,420,700 426,451 (1,521,291) 28,664 360,066 10,714,590 156,835 —
NVIT Bond Index Fund,
Class Y 923,594 11,410,876 265,550 (1,866,283) 33,182 620,996 10,464,321 — —
Nationwide Maximum
Diversification U.S. Core
Equity ETF 316,869 10,745,144 — (911,181) 140,711 (257,981) 9,716,693 — —
Nationwide Risk-Based
International Equity ETF 222,713 5,939,392 568 (178,208) (7,865) (454,120) 5,299,767 — —
Nationwide Contract ^∞(a) $5,307,281 5,481,755 197,205 (371,679) — — 5,307,281 62,397 —
Total 294,244,648 12,296,468 (21,995,169) (1,911,663) (18,764,116) 263,870,168 219,232 —

74 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Investor Destinations Funds
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 4,375,822 59,490,474 2,842,074 (3,213,901) (591,122) (7,986,779) 50,540,746 — —
NVIT International Index
Fund, Class Y 23,722,047 245,782,503 10,888,791 (13,147,775) (2,165,065) (25,962,268) 215,396,186 — —
NVIT Mid Cap Index Fund,
Class Y 5,808,512 123,338,528 9,062,897 (6,719,974) (2,775,257) (13,706,176) 109,200,018 — —
NVIT S&P 500 Index Fund,
Class Y 17,558,049 371,769,008 998,012 (25,322,428) (632,435) (12,331,331) 334,480,826 — —
NVIT Small Cap Index Fund,
Class Y 2,666,989 21,485,545 1,546,541 (1,168,691) (1,178,613) (1,749,157) 18,935,625 — —
Nationwide Core Plus Bond
Fund, Class R6 4,619,112 53,362,601 887,385 (6,312,530) 108,857 1,701,522 49,747,835 736,171 —
NVIT Bond Index Fund,
Class Y 10,426,072 127,955,975 358,377 (17,574,030) 74,864 7,312,207 118,127,393 — —
Nationwide Maximum
Diversification U.S. Core
Equity ETF 1,198,784 41,251,248 — (4,024,802) 644,971 (1,111,065) 36,760,352 — —
Nationwide Risk-Based
International Equity ETF 841,906 22,759,348 — (955,015) (38,098) (1,731,903) 20,034,332 — —
Nationwide Contract ^∞(a) $28,096,127 30,707,836 426,637 (3,038,346) — — 28,096,127 340,445 —
Total 1,097,903,066 27,010,714 (81,477,492) (6,551,898) (55,564,950) 981,319,440 1,076,616 —
Investor Destinations Moderate
Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 8,281,466 113,256,908 6,278,140 (7,548,079) (1,263,763) (15,072,275) 95,650,931 — —
NVIT International Index
Fund, Class Y 43,913,693 457,632,681 23,593,770 (30,192,316) (5,679,935) (46,617,863) 398,736,337 — —
NVIT Mid Cap Index Fund,
Class Y 7,594,574 162,187,545 13,153,022 (10,902,781) (4,318,088) (17,341,708) 142,777,990 — —
NVIT S&P 500 Index Fund,
Class Y 33,253,123 707,807,291 281,846 (50,032,513) (565,779) (24,018,854) 633,471,991 — —
NVIT Small Cap Index Fund,
Class Y 4,626,132 37,487,548 2,986,324 (2,516,026) (2,373,069) (2,739,242) 32,845,535 — —
Nationwide Core Plus Bond
Fund, Class R6 14,973,482 173,974,214 2,466,903 (21,033,611) 342,247 5,514,646 161,264,399 2,393,833 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 434,086 — 4,752,876 (188,604) (2,314) 30,672 4,592,630 33,012 —
NVIT Bond Index Fund,
Class Y 40,748,497 496,625,265 208,775 (63,800,373) 338,212 28,308,593 461,680,472 — —
NVIT Short Term Bond Fund,
Class Y 6,500,858 72,051,218 31,316 (5,072,219) (108,887) 1,227,560 68,128,988 — —
Nationwide Risk-Based
International Equity ETF 980,633 26,682,853 — (1,283,450) (40,867) (2,023,001) 23,335,535 — —
Nationwide Risk-Based U.S.
Equity ETF 1,215,083 42,325,198 — (4,792,335) 683,413 (2,183,354) 36,032,922 — —
Nationwide Contract ^∞(a) $210,022,658 238,293,724 2,682,086 (30,953,152) — — 210,022,658 2,584,673 —
Total 2,528,324,445 56,435,058 (228,315,459) (12,988,830) (74,914,826) 2,268,540,388 5,011,518 —

Investor Destinations Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 75
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 937,865 12,693,295 775,765 (805,110) (144,877) (1,686,731) 10,832,342 — —
NVIT International Index
Fund, Class Y 10,771,045 110,838,900 6,630,996 (6,977,616) (1,401,055) (11,290,140) 97,801,085 — —
NVIT Mid Cap Index Fund,
Class Y 1,785,646 37,178,320 3,802,454 (2,415,329) (1,006,715) (3,988,576) 33,570,154 — —
NVIT S&P 500 Index Fund,
Class Y 7,105,602 153,051,014 1,652,271 (13,870,409) (184,556) (5,286,598) 135,361,722 — —
NVIT Small Cap Index Fund,
Class Y 1,571,479 12,071,896 1,554,290 (805,110) (808,354) (855,220) 11,157,502 — —
Nationwide Core Plus Bond
Fund, Class R6 6,534,380 73,568,551 1,905,703 (7,597,185) 88,943 2,409,262 70,375,274 1,030,971 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,209,888 24,695,853 459,161 (2,954,529) 125,610 1,054,523 23,380,618 167,584 —
NVIT Bond Index Fund,
Class Y 17,840,164 202,511,706 2,484,542 (14,802,906) (84,812) 12,020,534 202,129,064 — —
NVIT Short Term Bond Fund,
Class Y 4,927,958 55,007,877 659,822 (4,878,307) (97,023) 952,627 51,644,996 — —
Nationwide Risk-Based
International Equity ETF 329,735 8,981,698 — (435,833) (18,844) (680,515) 7,846,506 — —
Nationwide Risk-Based U.S.
Equity ETF 408,521 14,581,415 — (1,939,194) 278,070 (805,724) 12,114,567 — —
Nationwide Contract ^∞(a) $113,899,931 122,937,286 2,837,819 (11,875,174) — — 113,899,931 1,371,681 —
Total 828,117,811 22,762,823 (69,356,702) (3,253,613) (8,156,558) 770,113,761 2,570,236 —
Investor Destinations Conservative
Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 932,195 10,920,775 2,167,162 (841,837) (259,431) (1,219,822) 10,766,847 — —
NVIT International Index
Fund, Class Y 4,936,933 43,620,359 8,988,971 (3,367,347) (1,109,523) (3,305,108) 44,827,352 — —
NVIT Mid Cap Index Fund,
Class Y 593,747 10,603,159 2,644,823 (841,837) (542,434) (701,269) 11,162,442 — —
NVIT S&P 500 Index Fund,
Class Y 3,301,460 61,290,229 8,977,037 (6,090,403) (688,505) (595,541) 62,892,817 — —
NVIT Small Cap Index Fund,
Class Y 525,025 3,514,757 899,404 (280,612) (353,710) (52,162) 3,727,677 — —
Nationwide Core Plus Bond
Fund, Class R6 7,811,321 76,705,255 13,491,782 (8,903,166) (85,890) 2,919,950 84,127,931 1,148,356 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 3,605,108 34,585,862 5,874,103 (4,101,901) 75,561 1,708,419 38,142,044 263,453 —
NVIT Bond Index Fund,
Class Y 20,664,230 201,389,353 37,199,021 (16,955,390) (279,316) 12,772,055 234,125,723 — —
NVIT Short Term Bond Fund,
Class Y 7,475,067 73,448,267 11,726,288 (8,041,154) (245,915) 1,451,213 78,338,699 — —
Nationwide Risk-Based
International Equity ETF 304,976 7,201,662 846,621 (257,291) (78,532) (455,129) 7,257,331 — —
Nationwide Risk-Based U.S.
Equity ETF 377,369 11,835,050 909,393 (1,197,669) 59,055 (415,065) 11,190,764 — —
Nationwide Contract ^∞(a) $166,457,757 157,988,678 26,741,545 (18,272,466) — — 166,457,757 1,867,558 —
Total 693,103,406 120,466,150 (69,151,073) (3,508,640) 12,107,541 753,017,384 3,279,367 —

76 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Investor Destinations Funds
Investor Destinations Balanced
Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 4,217,314 55,964,879 3,429,238 (2,581,715) (452,575) (7,649,850) 48,709,977 — —
NVIT International Index
Fund, Class Y 24,744,572 250,016,792 14,711,303 (11,433,309) (2,249,985) (26,364,084) 224,680,717 — —
NVIT Mid Cap Index Fund,
Class Y 4,208,199 87,127,800 7,676,234 (4,056,981) (1,671,904) (9,961,015) 79,114,134 — —
NVIT S&P 500 Index Fund,
Class Y 17,316,794 357,600,652 1,592,466 (17,198,086) (514,093) (11,596,012) 329,884,927 — —
NVIT Small Cap Index Fund,
Class Y 3,030,389 23,803,529 2,058,353 (1,106,449) (1,097,773) (2,141,896) 21,515,764 — —
Nationwide Core Plus Bond
Fund, Class R6 11,181,348 125,988,868 2,357,553 (12,250,741) 201,962 4,125,477 120,423,119 1,765,007 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 283,585 — 3,074,550 (93,025) (1,234) 20,040 3,000,331 21,455 —
NVIT Bond Index Fund,
Class Y 31,809,525 361,860,932 1,741,346 (24,631,866) (223,282) 21,654,794 360,401,924 — —
NVIT Short Term Bond Fund,
Class Y 6,937,523 76,138,897 366,143 (5,005,890) (90,892) 1,296,986 72,705,244 — —
Nationwide Risk-Based
International Equity ETF 633,013 16,323,853 93,153 (67,252) (9,502) (1,276,822) 15,063,430 — —
Nationwide Risk-Based U.S.
Equity ETF 784,344 25,905,543 — (1,730,569) 244,637 (1,160,125) 23,259,486 — —
Nationwide Contract ^∞(a) $190,875,047 211,585,099 3,310,793 (24,020,845) — — 190,875,047 2,324,208 —
Total 1,592,316,844 40,411,132 (104,176,728) (5,864,641) (33,052,507) 1,489,634,100 4,110,670 —
Investor Destinations Capital Appreciation
Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 4,762,123 64,795,922 3,553,550 (4,006,855) (668,021) (8,672,072) 55,002,524 — —
NVIT International Index
Fund, Class Y 27,346,300 283,717,491 14,391,700 (17,363,037) (2,350,287) (30,091,465) 248,304,402 — —
NVIT Mid Cap Index Fund,
Class Y 5,374,910 114,247,723 9,156,506 (7,123,297) (2,768,568) (12,464,047) 101,048,317 — —
NVIT S&P 500 Index Fund,
Class Y 22,296,770 472,769,768 571,420 (32,196,453) (409,194) (15,982,069) 424,753,472 — —
NVIT Small Cap Index Fund,
Class Y 3,547,323 28,605,112 2,253,586 (1,780,824) (1,681,154) (2,210,727) 25,185,993 — —
Nationwide Core Plus Bond
Fund, Class R6 6,146,572 71,100,728 1,071,107 (8,383,349) 223,218 2,186,874 66,198,578 980,406 —
NVIT Bond Index Fund,
Class Y 19,434,809 241,528,400 304,369 (35,514,923) 131,293 13,747,245 220,196,384 — —
NVIT Short Term Bond Fund,
Class Y 3,486,874 41,213,440 52,413 (5,363,082) (66,712) 706,382 36,542,441 — —
Nationwide Maximum
Diversification U.S. Core
Equity ETF 1,598,347 55,615,264 — (5,938,264) 942,416 (1,606,585) 49,012,831 — —
Nationwide Risk-Based
International Equity ETF 562,515 15,438,831 — (856,906) (31,900) (1,164,193) 13,385,832 — —
Nationwide Contract ^∞(a) $60,996,413 68,150,362 832,761 (7,986,710) — — 60,996,413 745,572 —
Total 1,457,183,041 32,187,412 (126,513,700) (6,678,909) (55,550,657) 1,300,627,187 1,725,978 —

Investor Destinations Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 77
Further information about each affiliated Underlying Fund
(excluding the Nationwide Contract, which is not a mutual
fund or exchange traded fund) may be found in such
affiliated Underlying Fund’s most recent semiannual report
to shareholders, which is available at www.nationwide.com/
mutualfunds or at the SEC's website at www.sec.gov.
5. Line of Credit, Interfund Lending and Earnings Credit
The Trust and NMF (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
Investor Destinations Managed Growth & Income
Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 1,358,962 16,846,705 1,755,190 (490,654) (78,579) (2,336,647) 15,696,015 — —
NVIT International Index
Fund, Class Y 7,612,672 75,160,974 4,653,795 (2,172,810) (393,861) (8,125,036) 69,123,062 — —
NVIT Mid Cap Index Fund,
Class Y 1,281,961 26,207,946 2,351,566 (1,002,635) (383,284) (3,072,730) 24,100,863 — —
NVIT S&P 500 Index Fund,
Class Y 5,077,104 107,476,431 788,330 (8,032,901) (2,138) (3,510,898) 96,718,824 — —
NVIT Small Cap Index Fund,
Class Y 911,687 7,160,074 630,735 (354,016) (338,189) (625,626) 6,472,978 — —
Nationwide Core Plus Bond
Fund, Class R6 3,311,277 37,824,307 827,925 (4,312,270) 95,522 1,226,965 35,662,449 534,579 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 43,266 — 930,749 (475,537) (617) 3,158 457,753 6,548 —
NVIT Bond Index Fund,
Class Y 9,403,443 108,653,512 862,372 (9,465,027) 197,413 6,292,742 106,541,012 — —
NVIT Short Term Bond Fund,
Class Y 2,047,414 22,877,873 181,126 (1,970,764) (16,778) 385,444 21,456,901 — —
Nationwide Risk-Based
International Equity ETF 173,751 4,770,260 175,701 (435,612) (29,056) (346,645) 4,134,648 — —
Nationwide Risk-Based U.S.
Equity ETF 219,454 7,567,374 2,683 (799,881) 114,510 (376,843) 6,507,843 — —
Nationwide Contract ^∞(a) $56,956,931 63,585,267 1,191,879 (7,820,215) — — 56,956,931 704,327 —
Total 478,130,723 14,352,051 (37,332,322) (835,057) (10,486,116) 443,829,279 1,245,454 —
Investor Destinations Managed Growth
Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 4,192,920 51,331,552 5,399,145 (974,855) (152,452) (7,175,162) 48,428,228 — —
NVIT International Index
Fund, Class Y 20,793,492 206,811,905 11,873,620 (6,531,486) (1,156,603) (22,192,530) 188,804,906 — —
NVIT Mid Cap Index Fund,
Class Y 3,690,861 73,384,090 7,040,567 (1,408,015) (581,514) (9,046,937) 69,388,191 — —
NVIT S&P 500 Index Fund,
Class Y 14,986,101 319,673,163 2,575,699 (26,403,548) 125,188 (10,485,274) 285,485,228 — —
NVIT Small Cap Index Fund,
Class Y 2,173,637 16,972,053 1,429,147 (698,516) (673,823) (1,596,038) 15,432,823 — —
Nationwide Core Plus Bond
Fund, Class R6 6,882,445 78,394,189 1,779,570 (8,807,743) 206,929 2,550,987 74,123,932 1,111,005 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 103,214 — 2,205,064 (1,119,371) (1,267) 7,582 1,092,008 15,597 —
NVIT Bond Index Fund,
Class Y 18,666,492 223,792,159 1,909,765 (27,453,479) 593,889 12,649,017 211,491,351 — —
NVIT Short Term Bond Fund,
Class Y 3,011,961 32,525,561 286,904 (1,777,100) (15,578) 545,563 31,565,350 — —
Nationwide Risk-Based
International Equity ETF 413,958 11,229,614 479,360 (971,877) (72,724) (813,663) 9,850,710 — —
Nationwide Risk-Based U.S.
Equity ETF 522,829 17,815,454 2,067 (1,696,195) 231,234 (848,223) 15,504,337 — —
Nationwide Contract ^∞(a) $97,771,840 107,640,578 2,101,050 (11,969,788) — — 97,771,840 1,199,751 —
Total 1,139,570,318 37,081,958 (89,811,973) (1,496,721) (36,404,678) 1,048,938,904 2,326,353 —
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include reinvestment of income and realized gain distributions, as applicable.
^
Value determined using significant unobservable inputs.
∞
Fair valued security.
(a)
The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.

78 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Investor Destinations Funds
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate of
1.00% per annum plus the higher of (a) the one month London
Interbank Offered Rate or (b) the Federal Funds Rate. Interest
costs, if any, would be shown on the Statement of Operations.
No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 9, 2020. During the six months ended June 30, 2020, the Funds had no borrowings
under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the six
months ended June 30, 2020, none of the Funds engaged in
interfund lending.
JPMorgan provides earnings credits for cash balances
maintained in the Funds’ custody accounts, which are used
to offset custody fees of a Fund. Credits earned, if any, are presented in the Statements of Operations. The program was
terminated on December 31, 2019.
6. Investment Transactions
For the six months ended June 30, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks from Underlying Funds
The affiliated Underlying Funds in which the Funds invest
may apply any of a variety of investment strategies and may
invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the
Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated
Underlying Fund may be found in such Underlying Fund’s
semiannual report to shareholders, which is available at www.
nationwide.com/mutualfundsnvit for series of the Trust, at
www.nationwide.com/mutualfunds for series of NMF and at etf.
nationwide.com for series of ESS or at the SEC's website at
www.sec.gov.
Information about unaffiliated Underlying Fund risks may
be found in such Fund’s annual or semiannual report to
shareholders.
Additional information about derivatives-related risks, if
applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or
semiannual report to shareholders.
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 12,563,897 $ 21,995,974
Investor Destinations Moderately Aggressive 30,052,012 81,500,454
Investor Destinations Moderate 70,615,537 228,518,814
Investor Destinations Moderately Conservative 29,126,613 69,516,162
Investor Destinations Conservative 127,990,525 69,426,365
Investor Destinations Balanced 43,460,029 104,244,342
Investor Destinations Capital Appreciation 45,054,434 126,608,325
Investor Destinations Managed Growth & Income 15,273,145 37,842,516
Investor Destinations Managed Growth 43,632,875 91,173,111
*
Purchases include reinvestments of income and realized gain distributions, as applicable.

Investor Destinations Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 79
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of a Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
On July 27, 2017, the United Kingdom’s Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Finance Rate (SOFR) as the preferred alternative
to LIBOR. The SOFR committee has noted the stability of
the repurchase market on which the rate is based. New York
Federal Reserve began publication of the rate in April 2018.
Management is currently evaluating the implications of the
change and its impact on financial statement disclosures and reporting requirements.
10. Federal Tax Information
As of June 30, 2020, the tax cost of investments (including short positions) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July
8, 2021. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended
June 30, 2020 (discussed above under “Line of Credit and
Interfund Lending”).
On June 10, 2020, the Board of Trustees, including a majority of the trustees who are not interested persons, unanimously
approved a Plan of Reorganization between NVIT DFA
Capital Appreciation Fund ("DFA Capital Appreciation") and
NVIT Investor Destinations Capital Appreciation ("Investor
Destinations Capital Appreciation"), each a series of the Trust, pursuant to which DFA Capital Appreciation will be merged
into Investor Destinations Capital Appreciation (the “Merger”).
Shareholders of DFA Capital Appreciation were not required,
and were not requested, to approve the Merger. Further
information regarding the details of the Merger and Investor
Destinations Capital Appreciation will be provided in an
information statement that will be delivered to DFA Capital
Appreciation shareholders. The Merger will be finalized on or around October 23, 2020.
On June 10, 2020, the Board of Trustees, including a majority of the trustees who are not interested persons, unanimously
approved a Plan of Reorganization between NVIT DFA Moderate
Fund ("DFA Moderate") and NVIT Investor Destinations
Moderate ("Investor Destinations Moderate"), each a series of the Trust, pursuant to which DFA Moderate will be merged into
Investor Destinations Moderate (the “Merger”). Shareholders of
DFA Moderate were not required, and were not requested, to
approve the Merger. Further information regarding the details of the Merger and Investor Destinations Moderate will be
provided in an information statement that will be delivered to
DFA Moderate shareholders. The Merger will be finalized on or around October 23, 2020.
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 246,929,972 $ 32,239,533 $ (13,510,796) $ 18,728,737
Investor Destinations Moderately Aggressive 869,350,208 149,042,094 (30,690,524) 118,351,570
Investor Destinations Moderate 2,076,705,657 281,606,904 (60,021,511) 221,585,393
Investor Destinations Moderately Conservative 741,512,455 56,720,289 (14,808,034) 41,912,255
Investor Destinations Conservative 748,347,188 25,302,104 (5,320,572) 19,981,532
Investor Destinations Balanced 1,426,087,882 113,740,494 (43,793,336) 69,947,158
Investor Destinations Capital Appreciation 1,159,339,931 200,441,649 (32,131,718) 168,309,931
Investor Destinations Managed Growth & Income 431,859,791 25,836,006 (14,977,895) 10,858,111
Investor Destinations Managed Growth 1,019,966,758 74,239,833 (36,794,910) 37,444,923

80 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Investor Destinations Funds
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
12. Coronavirus (COVID-19) Pandemic
The global spread of novel coronavirus disease (COVID-19)
was declared a pandemic by the World Health Organization.
This pandemic has resulted in significant disruptions to
economies and markets, adversely impacting individual
companies, sectors, industries, currencies, interest and
inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Given the increasing interdependence among global economies
and markets, the adverse economic effects of COVID-19 in
one country or region are increasingly likely to be felt in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions
in a timely manner and negatively impact the Funds' ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.

ID Book - April 30, 2020 - Supplemental Information - 81
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”)
adopted Rule 22e-4 under the Investment Company Act of
1940 (the “Liquidity Rule”), which requires all open-end funds
(other than money market funds) to adopt and implement a
program reasonably designed to assess and manage the
fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without
significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance
Trust (the “Trust”) has adopted and implemented a liquidity
risk management program in accordance with the Liquidity
Rule (the “Program”). The Trust’s Board of Trustees (the
“Board”) has designated Nationwide Fund Management LLC
(“NFM”) as the Program Administrator for each Fund. NFM
has established a Liquidity Risk Management Committee (the
“LRMC”), composed of senior members from relevant groups
in the Nationwide organization, to manage the Program for
each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 10,
2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2018 through November 30,
2019. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

82 - Management Information - June 30, 2020 (Unaudited) - Investor Destinations Funds
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 68 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
2
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 117
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lead from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.

Investor Destinations Funds - June 30, 2020 (Unaudited) - Management Information - 83
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012 117
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 117
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Chairman since
February 2005
117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
2
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 117
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

84 - Management Information - June 30, 2020 (Unaudited) - Investor Destinations Funds
1
Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

Investor Destinations Funds - June 30, 2020 (Unaudited) - Market Index Definitions - 85
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:
An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the
International Monetary Fund.
Bloomberg Barclays Long Treasury Index:
An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:
An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:
An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index:
An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-
backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass- throughs ), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index:
An unmanaged index that measures the performance
of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:
An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index:
An unmanaged index that measures the performance of the
non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
:
An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index:
A market value-weighted index comprising agency mortgage-backed pass-through securities of the Government National Mortgage Association ( Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US):
An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
):
An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index:
An unmanaged, market capitalization-weighted index that reflects the performance of the
North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged):
An unmanaged, market capitalization-weighted index that is
not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

86 - Market Index Definitions - June 30, 2020 (Unaudited) - Investor Destinations Funds
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI):
An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited ("FTSE") © FTSE 2020. “FTSE
®
“ is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent .
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged):
An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index:
An unmanaged index made up of over 1,200 high yield bonds representing high-
yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index:
An unmanaged index that gives a broad look at how fixed-rate
U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index:
An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch
Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index:
An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index:
An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F):
A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy. The
Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval . © 2020,
JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes:
A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

Investor Destinations Funds - June 30, 2020 (Unaudited) - Market Index Definitions - 87
Morningstar
®
Lifetime Moderate Income Index:
An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S.
investor who is at least ten years into retirement.
Morningstar
®
( Mstar ) Target Risk Indexes:
A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.
The Morningstar Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
The Morningstar Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.
Note about Morningstar Category™
The Morningstar Category™ is a proprietary Morningstar data point and is assigned based on the underlying securities in each portfolio.
Categories make it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds. A Fund is placed in a category based on its portfolio statistics and compositions over the previous three-year period. If a Fund is new and has no portfolio history, Morningstar assigns a temporary category. When necessary, Morningstar may change a category assignment based on recent changes to a Fund’s portfolio.
MSCI ACWI
®
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United
States.
MSCI ACWI
®
ex USA Growth:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by MSCI; excludes the United States.
MSCI EAFE
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI World ex USA Index
SM
:
 Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM) countries—
excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
MSCI World Index
SM
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Value Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI Emerging Markets
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Russell 1000
®
Growth Index:
An unmanaged index that measures the performance of the large-capitalization growth segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index:
An unmanaged index that measures the performance of the large-capitalization value segment of the U.S.
equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

88 - Market Index Definitions - June 30, 2020 (Unaudited) - Investor Destinations Funds
Russell 2000
®
Growth Index:
An unmanaged index that measures the performance of the small-capitalization growth segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index:
An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index:
An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index:
A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell Midcap
®
Growth Index:
An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index:
An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S.
equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
S&P 500
®
Index:
An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index:
An index measuring performance of  treasury bonds in local currencies. The bonds are issued by developed market countries outside the  U.S.
S&P MidCap 400
®
(S&P 400) Index:
An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
:
An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Biotechnology Select Industry Index:
An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes:
A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus
11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-ID ( 8/20 )

Semiannual Report
June 30, 2020 (Unaudited)
Nationwide Variable Insurance Trust
Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
(formerly, NVIT Cardinal
SM
Aggressive Fund)
NVIT Blueprint
SM
Moderately Aggressive Fund
(formerly, NVIT Cardinal
SM
Moderately Aggressive Fund)
NVIT Blueprint
SM
Moderate Fund
(formerly, NVIT Cardinal
SM
Moderate Fund)
NVIT Blueprint
SM
Moderately Conservative Fund
(formerly, NVIT Cardinal
SM
Moderately Conservative Fund)
NVIT Blueprint
SM
Conservative Fund
(formerly, NVIT Cardinal
SM
Conservative Fund)
NVIT Blueprint
SM
Balanced Fund
(formerly, NVIT Cardinal
SM
Balanced Fund)
NVIT Blueprint
SM
Capital Appreciation Fund
(formerly, NVIT Cardinal
SM
Capital Appreciation Fund)
NVIT Blueprint
SM
Managed Growth & Income Fund
(formerly, NVIT Cardinal
SM
Managed Growth & Income Fund)
NVIT Blueprint
SM
Managed Growth Fund
(formerly, NVIT Cardinal
SM
Managed Growth Fund)

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.
gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2020

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 12
Statements of Investments 14
Statements of Assets and Liabilities 24
Statements of Operations 30
Statements of Changes in Net Assets 34
Financial Highlights 40
Notes to Financial Statements 49
Supplemental Information 66
Management Information 67
Market Index Definitions 70

Nationwide Variable Insurance Trust - June 30, 2020 (Unaudited) - Message to Investors - 1
Dear Investor,
During this time of unparalleled uncertainty, Nationwide
has remained steadfastly committed to protecting people,
businesses and futures with extraordinary care. We have
diligently sought to care for our associates, communities, and ultimately you, our investors. Equity markets experienced
an unprecedented period of volatility during the semi-annual reporting period from January 1, 2020 through June 30, 2020, as investors tried to make sense of the coronavirus outbreak and the resulting shuttering of the economy.
Economic growth collapsed through the reporting period as a
result of the shutdown, with a 5% decline in first quarter real gross domestic product (GDP), which is the weakest level since the 2008 financial crisis. Economists estimate that the second quarter contracted by a record 33% but anticipate rebounding in the second half of the year. Corporate profits have been
devastated with a decline of 14% in the first quarter and an expected decline of up to 45% in the second quarter. As the
economy begins an uneven reopening, tremendous uncertainty
surrounds the trajectory of the recovery and the long-term
economic damage created by the covid-19 pandemic.
The S&P 500 declined through the reporting period
despite aggressive mitigation efforts
Markets experienced extreme volatility during the reporting
period: the coronavirus outbreak caused the sharpest bear
market since the Great Depression and a subsequent impressive bounce in the second half of the period. The S&P 500
®
Index
(S&P 500) started the year with momentum from a strong 2019, hitting a record-high on February 19 and recording a year-to-
date return of 5.0%. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23. Since 1950, there have been five previous
occasions where the S&P 500 fell 30%, taking on average 297
trading days (roughly a year and 2 months). The quickest 30%
fall was in 1987 and took a mere 70 days. In comparison, this time the decline occurred within 20 days. Aggressive fiscal and monetary policy, teamed with the prospect for reopening the
economy, drove investor sentiment higher, with a 39% rally
through the period that began on January 1, 2020 and ended
June 30, 2020. Overall, for the six-month period from January
1, 2020 to June 30, 2020, the S&P 500 finished with a return of -3.1%. Fixed income returns were mostly higher, including a dramatic drop in interest rates, more than offsetting wider credit spreads.
International markets lagged domestic markets as they have for much of the past decade, with the MSCI EAFE
®
Index returning
-11.3% and the MSCI Emerging Markets
®
Index returning
-9.8%. The global pandemic and subsequent economic
shutdown had a broad impact, though the peak in many foreign countries caused a recent outperformance of international
indexes versus domestic indexes.
U.S. economic activity faces unprecedented challenges
from the outbreak, and lasting implications remain
unclear
While much of 2019 was characterized by near universal strong returns and low volatility for risk assets, this reversed sharply during this period as equities, commodities and spread-based bonds (bond types that are measured by the difference in their yield versus a Treasury yield, usually the 10-year Treasury)
declined. Growth stocks substantially outperformed value
stocks, and large-cap stocks beat small-cap stocks.
Fixed-income markets were higher, driven by a decline in
interest rates to historic lows. The Federal Reserve aggressively added stimulus to the economy, first by bringing the Federal
Funds target rate effectively to 0% by March 15, followed by an aggressive bond-buying program that expanded the balance
sheet from $2.9 trillion to $7.1 trillion through the end of the period. Federal Reserve Chair Powell has indicated that the
Fed will remain active in supporting the market and that there is no maximum to their balance sheet growth. Interest rates
collapsed across the curve through the period, with the 10-year
US Treasury yield falling from 1.92% to a record-low of 0.50%
as of March 9, 2020, before bouncing modestly to 0.65% by
June 30th. The 2-year yield dropped from 1.57% to 0.15%,
widening the spread between the two yields to 0.50%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is wise to remain vigilant and informed during periods of stress and avoid the temptation to react on emotions as investment decisions
driven by emotions often leads to suboptimal outcomes.
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. Thank you for your continued support and confidence.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - June 30, 2020 (Unaudited) - Nationwide Variable Insurance Trust
Index
Annual Total Return
(as of June 30, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -0.43%
Bloomberg Barclays
Municipal Bond 2.08%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 2.88%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 17.05%
Bloomberg Barclays U.S.
Aggregate Bond 6.14%
Bloomberg Barclays U.S.
Corporate High Yield -3.80%
MSCI EAFE
®
-11.34%
MSCI Emerging Markets
®
-9.78%
MSCI ACWI ex USA -11.00%
Russell 1000
®
Growth 9.81%
Russell 1000
®
Value -16.26%
Russell 2000
®
-12.98%
S&P 500
®
-3.08%
Source: Morningstar

NVIT Blueprint
SM
Aggressive Fund - June 30, 2020 - Fund Overview - 3
Asset Allocation
1
Equity Funds 89.1%
Fixed Income Funds 11.0%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 39.7%
NVIT GS International Equity Insights Fund, Class Y 22.1%
NVIT U.S. 130/30 Equity Fund, Class Y 13.2%
Nationwide International Small Cap Fund, Class R6 5.7%
NVIT Emerging Markets Fund, Class Y 5.7%
NVIT Core Plus Bond Fund, Class Y 5.5%
NVIT Core Bond Fund, Class Y 4.4%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.6%
Nationwide Bond Fund, Class R6 1.1%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

4 - Fund Overview - June 30, 2020 - NVIT Blueprint
SM
Moderately Aggressive Fund
Asset Allocation
1
Equity Funds 78.3%
Fixed Income Funds 21.7%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 35.6%
NVIT GS International Equity Insights Fund, Class Y 19.1%
NVIT U.S. 130/30 Equity Fund, Class Y 11.6%
NVIT Core Plus Bond Fund, Class Y 10.9%
NVIT Core Bond Fund, Class Y 8.6%
NVIT Emerging Markets Fund, Class Y 4.7%
Nationwide International Small Cap Fund, Class R6 4.7%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.6%
Nationwide Bond Fund, Class R6 2.2%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

NVIT Blueprint
SM
Moderate Fund - June 30, 2020 - Fund Overview - 5
Asset Allocation
1
Equity Funds 57.7%
Fixed Income Funds 42.3%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 26.6%
NVIT Core Plus Bond Fund, Class Y 16.0%
NVIT GS International Equity Insights Fund, Class Y 14.3%
NVIT Core Bond Fund, Class Y 12.8%
NVIT Short Term Bond Fund, Class Y 9.3%
NVIT U.S. 130/30 Equity Fund, Class Y 8.6%
NVIT Emerging Markets Fund, Class Y 3.7%
Nationwide International Small Cap Fund, Class R6 2.8%
Nationwide Bond Fund, Class R6 2.7%
NVIT GS Small Cap Equity Insights Fund, Class Y 1.7%
DoubleLine NVIT Total Return Tactical Fund, Class Y 1.5%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

6 - Fund Overview - June 30, 2020 - NVIT Blueprint
SM
Moderately Conservative Fund
Asset Allocation
1
Fixed Income Funds 62.2%
Equity Funds 37.8%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT Short Term Bond Fund, Class Y 19.3%
NVIT Core Plus Bond Fund, Class Y 18.9%
NVIT GS Large Cap Equity Insights Fund, Class Y 17.9%
NVIT Core Bond Fund, Class Y 15.7%
NVIT GS International Equity Insights Fund, Class Y 10.5%
NVIT U.S. 130/30 Equity Fund, Class Y 5.8%
Nationwide Bond Fund, Class R6 4.2%
Nationwide Inflation-Protected Securities Fund,
Class R6 2.1%
DoubleLine NVIT Total Return Tactical Fund, Class Y 2.0%
NVIT Emerging Markets Fund, Class Y 1.4%
Other Holdings 2.2%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

NVIT Blueprint
SM
Conservative Fund - June 30, 2020 - Fund Overview - 7
Asset Allocation
1
Fixed Income Funds 81.0%
Equity Funds 19.0%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT Short Term Bond Fund, Class Y 28.8%
NVIT Core Plus Bond Fund, Class Y 22.6%
NVIT Core Bond Fund, Class Y 17.4%
NVIT GS Large Cap Equity Insights Fund, Class Y 9.7%
Nationwide Bond Fund, Class R6 5.6%
NVIT GS International Equity Insights Fund, Class Y 5.3%
Nationwide Inflation-Protected Securities Fund,
Class R6 4.1%
NVIT U.S. 130/30 Equity Fund, Class Y 3.1%
DoubleLine NVIT Total Return Tactical Fund, Class Y 2.5%
NVIT Emerging Markets Fund, Class Y 0.9%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

8 - Fund Overview - June 30, 2020 - NVIT Blueprint
SM
Balanced Fund
Asset Allocation
1
Fixed Income Funds 52.4%
Equity Funds 47.6%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 21.1%
NVIT Core Plus Bond Fund, Class Y 18.1%
NVIT Core Bond Fund, Class Y 14.8%
NVIT Short Term Bond Fund, Class Y 14.3%
NVIT GS International Equity Insights Fund, Class Y 13.3%
NVIT U.S. 130/30 Equity Fund, Class Y 6.9%
Nationwide Bond Fund, Class R6 3.7%
NVIT Emerging Markets Fund, Class Y 2.3%
Nationwide International Small Cap Fund, Class R6 2.3%
NVIT GS Small Cap Equity Insights Fund, Class Y 1.7%
DoubleLine NVIT Total Return Tactical Fund, Class Y 1.5%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

NVIT Blueprint
SM
Capital Appreciation Fund - June 30, 2020 - Fund Overview - 9
Asset Allocation
1
Equity Funds 68.0%
Fixed Income Funds 32.0%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 32.2%
NVIT GS International Equity Insights Fund, Class Y 16.2%
NVIT Core Plus Bond Fund, Class Y 12.9%
NVIT Core Bond Fund, Class Y 10.7%
NVIT U.S. 130/30 Equity Fund, Class Y 10.5%
NVIT Short Term Bond Fund, Class Y 5.2%
NVIT Emerging Markets Fund, Class Y 3.7%
Nationwide International Small Cap Fund, Class R6 3.7%
Nationwide Bond Fund, Class R6 2.2%
NVIT GS Small Cap Equity Insights Fund, Class Y 1.7%
DoubleLine NVIT Total Return Tactical Fund, Class Y 1.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

10 - Fund Overview - June 30, 2020 - NVIT Blueprint
SM
Managed Growth & Income Fund
Asset Allocation
1
Equity Funds 47.9%
Fixed Income Funds 47.5%
Futures Contracts (0.4)%
Other assets in excess of liabilities 5.0%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 21.2%
NVIT Core Plus Bond Fund, Class Y 17.0%
NVIT GS International Equity Insights Fund, Class Y 15.1%
NVIT Core Bond Fund, Class Y 14.0%
NVIT Short Term Bond Fund, Class Y 13.9%
NVIT U.S. 130/30 Equity Fund, Class Y 6.9%
Nationwide Bond Fund, Class R6 3.5%
NVIT Emerging Markets Fund, Class Y 2.5%
Nationwide International Small Cap Fund, Class R6 2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.0%
DoubleLine NVIT Total Return Tactical Fund, Class Y 1.4%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

NVIT Blueprint
SM
Managed Growth Fund - June 30, 2020 - Fund Overview - 11
Asset Allocation
1
Equity Funds 57.3%
Fixed Income Funds 38.2%
Futures Contracts (0.2)%
Other assets in excess of liabilities 4.7%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 26.2%
NVIT GS International Equity Insights Fund, Class Y 16.1%
NVIT Core Plus Bond Fund, Class Y 15.0%
NVIT Core Bond Fund, Class Y 12.0%
NVIT Short Term Bond Fund, Class Y 9.0%
NVIT U.S. 130/30 Equity Fund, Class Y 8.7%
NVIT Emerging Markets Fund, Class Y 4.0%
Nationwide International Small Cap Fund, Class R6 3.0%
Nationwide Bond Fund, Class R6 2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.0%
DoubleLine NVIT Total Return Tactical Fund, Class Y 1.5%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

12 - Shareholder Expense Example - June 30, 2020 (Unaudited) - Blueprint Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (January 1, 2020)
and continued to hold your shares at the end of the reporting period (June 30, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from January 1, 2020 through June 30, 2020. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from January 1, 2020 through June 30, 2020. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/20
Ending Account
Value($) 6/30/20
Expenses Paid
During Period ($)
1/1/20 - 6/30/20
(a)
Expense Ratio
During Period (%)
1/1/20 - 6/30/20
(a) (b)
NVIT Blueprint
SM
Aggressive Fund
Class I Shares
Actual
(c)
1,000.00 936.40 1.59 0.33
Hypothetical
(c)(d)
1,000.00 1,023.22 1.66 0.33
Class II Shares
Actual
(c)
1,000.00 936.30 2.02 0.42
Hypothetical
(c)(d)
1,000.00 1,022.77 2.11 0.42
NVIT Blueprint
SM
Moderately Aggressive Fund
Class I Shares
Actual
(c)
1,000.00 949.80 1.45 0.30
Hypothetical
(c)(d)
1,000.00 1,023.37 1.51 0.30
Class II Shares
Actual
(c)
1,000.00 949.70 1.89 0.39
Hypothetical
(c)(d)
1,000.00 1,022.92 1.96 0.39
NVIT Blueprint
SM
Moderate Fund
Class I Shares
Actual
(c)
1,000.00 971.50 1.42 0.29
Hypothetical
(c)(d)
1,000.00 1,023.42 1.46 0.29
Class II Shares
Actual
(c)
1,000.00 970.50 1.86 0.38
Hypothetical
(c)(d)
1,000.00 1,022.97 1.91 0.38

Blueprint Funds - June 30, 2020 (Unaudited) - Shareholder Expense Example - 13
Beginning Account
Value($) 1/1/20
Ending Account
Value($) 6/30/20
Expenses Paid
During Period ($)
1/1/20 - 6/30/20
(a)
Expense Ratio
During Period (%)
1/1/20 - 6/30/20
(a) (b)
NVIT Blueprint
SM
Moderately Conservative Fund
Class I Shares
Actual
(c)
1,000.00 993.20 1.49 0.30
Hypothetical
(c)(d)
1,000.00 1,023.37 1.51 0.30
Class II Shares
Actual
(c)
1,000.00 992.20 1.93 0.39
Hypothetical
(c)(d)
1,000.00 1,022.92 1.96 0.39
NVIT Blueprint
SM
Conservative Fund
Class I Shares
Actual
(c)
1,000.00 1,014.70 1.50 0.30
Hypothetical
(c)(d)
1,000.00 1,023.37 1.51 0.30
Class II Shares
Actual
(c)
1,000.00 1,014.70 1.95 0.39
Hypothetical
(c)(d)
1,000.00 1,022.92 1.96 0.39
NVIT Blueprint
SM
Balanced Fund
Class I Shares
Actual
(c)
1,000.00 980.00 1.43 0.29
Hypothetical
(c)(d)
1,000.00 1,023.42 1.46 0.29
Class II Shares
Actual
(c)
1,000.00 979.80 1.87 0.38
Hypothetical
(c)(d)
1,000.00 1,022.97 1.91 0.38
NVIT Blueprint
SM
Capital Appreciation Fund
Class I Shares
Actual
(c)
1,000.00 961.90 1.41 0.29
Hypothetical
(c)(d)
1,000.00 1,023.42 1.46 0.29
Class II Shares
Actual
(c)
1,000.00 961.90 1.85 0.38
Hypothetical
(c)(d)
1,000.00 1,022.97 1.91 0.38
NVIT Blueprint
SM
Managed Growth & Income Fund
Class I Shares
Actual
(c)
1,000.00 964.90 1.22 0.25
Hypothetical
(c)(d)
1,000.00 1,023.62 1.26 0.25
Class II Shares
Actual
(c)
1,000.00 963.90 2.20 0.45
Hypothetical
(c)(d)
1,000.00 1,022.63 2.26 0.45
NVIT Blueprint
SM
Managed Growth Fund
Class I Shares
Actual
(c)
1,000.00 944.40 1.06 0.22
Hypothetical
(c)(d)
1,000.00 1,023.77 1.11 0.22
Class II Shares
Actual
(c)
1,000.00 943.30 2.03 0.42
Hypothetical
(c)(d)
1,000.00 1,022.77 2.11 0.42
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2020 through June 30, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

14 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Blueprint
SM
Aggressive Fund
Investment Companies 100.1%
Shares Value ($)
Equity Funds 89.1%
Nationwide International Small
Cap Fund, Class R6(a) 658,239 6,016,305
NVIT Emerging Markets Fund,
Class Y(a) 520,168 6,007,946
NVIT GS International Equity
Insights Fund, Class Y*(a) 2,595,610 23,178,796
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 4,025,868 41,707,998
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 296,288 2,752,515
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 1,385,182 13,893,379
Total Equity Funds
(cost $96,052,666) 93,556,939
Investment Companies
Shares Value ($)
Fixed Income Funds 11.0%
Nationwide Bond Fund, Class
R6(a) 111,823 1,154,012
NVIT Core Bond Fund, Class
Y(a) 398,960 4,604,002
NVIT Core Plus Bond Fund,
Class Y(a) 475,885 5,781,998
Total Fixed Income Funds
(cost $10,705,175) 11,540,012
Total Investment Companies
(cost $106,757,841) 105,096,951
Total Investments
(cost $106,757,841) — 100.1% 105,096,951
Liabilities in excess of other assets — (0.1)% (53,092)
NET ASSETS — 100.0% $ 105,043,859
* Denotes a non-income producing security.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Moderately Aggressive Fund - June 30, 2020 (Unaudited) - Statement of Investments - 15
Investment Companies 100.0%
Shares Value ($)
Equity Funds 78.3%
Nationwide International Small
Cap Fund, Class R6(a) 1,868,256 17,075,859
NVIT Emerging Markets Fund,
Class Y(a) 1,479,921 17,093,093
NVIT GS International Equity
Insights Fund, Class Y*(a) 7,740,219 69,120,159
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 12,456,620 129,050,585
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,010,035 9,383,223
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 4,176,532 41,890,615
Total Equity Funds
(cost $293,173,673) 283,613,534
Fixed Income Funds 21.7%
Nationwide Bond Fund, Class
R6(a) 763,036 7,874,533
NVIT Core Bond Fund, Class
Y(a) 2,722,242 31,414,670
NVIT Core Plus Bond Fund,
Class Y(a) 3,246,246 39,441,890
Total Fixed Income Funds
(cost $74,079,006) 78,731,093
Total Investment Companies
(cost $367,252,679) 362,344,627
Total Investments
(cost $367,252,679) — 100.0% 362,344,627
Liabilities in excess of other assets — 0.0%
†
(132,275)
NET ASSETS — 100.0% $ 362,212,352
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

16 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Blueprint
SM
Moderate Fund
Investment Companies 100.0%
Shares Value ($)
Equity Funds 57.7%
Nationwide International Small
Cap Fund, Class R6(a) 6,797,830 62,132,169
NVIT Emerging Markets Fund,
Class Y(a) 7,183,376 82,967,989
NVIT GS International Equity
Insights Fund, Class Y*(a) 35,755,794 319,299,243
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 57,530,454 596,015,506
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,078,723 37,891,335
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 19,287,617 193,454,797
Total Equity Funds
(cost $1,335,426,285) 1,291,761,039
Investment Companies
Shares Value ($)
Fixed Income Funds 42.3%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 3,392,090 34,701,080
Nationwide Bond Fund, Class
R6(a) 5,795,810 59,812,756
NVIT Core Bond Fund, Class
Y(a) 24,811,806 286,328,243
NVIT Core Plus Bond Fund,
Class Y(a) 29,585,519 359,464,054
NVIT Short Term Bond Fund,
Class Y(a) 19,863,706 208,171,643
Total Fixed Income Funds
(cost $910,660,400) 948,477,776
Total Investment Companies
(cost $2,246,086,685) 2,240,238,815
Total Investments
(cost $2,246,086,685) — 100.0% 2,240,238,815
Liabilities in excess of other assets — 0.0%
†
(725,308)
NET ASSETS — 100.0% $ 2,239,513,507
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Moderately Conservative Fund - June 30, 2020 (Unaudited) - Statement of Investments - 17
Investment Companies 100.0%
Shares Value ($)
Equity Funds 37.8%
Nationwide International Small
Cap Fund, Class R6(a) 1,037,222 9,480,207
NVIT Emerging Markets Fund,
Class Y(a) 821,964 9,493,684
NVIT GS International Equity
Insights Fund, Class Y*(a) 8,183,329 73,077,132
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 12,033,833 124,670,513
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 622,606 5,784,006
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 4,034,185 40,462,875
Total Equity Funds
(cost $270,869,719) 262,968,417
Investment Companies
Shares Value ($)
Fixed Income Funds 62.2%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 1,378,664 14,103,732
Nationwide Bond Fund, Class
R6(a) 2,826,214 29,166,526
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,385,717 14,660,890
NVIT Core Bond Fund, Class
Y(a) 9,452,427 109,081,006
NVIT Core Plus Bond Fund,
Class Y(a) 10,821,114 131,476,534
NVIT Short Term Bond Fund,
Class Y(a) 12,781,550 133,950,641
Total Fixed Income Funds
(cost $416,955,261) 432,439,329
Total Investment Companies
(cost $687,824,980) 695,407,746
Total Investments
(cost $687,824,980) — 100.0% 695,407,746
Liabilities in excess of other assets — 0.0%
†
(242,211)
NET ASSETS — 100.0% $ 695,165,535
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

18 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Blueprint
SM
Conservative Fund
Investment Companies 100.0%
Shares Value ($)
Equity Funds 19.0%
NVIT Emerging Markets Fund,
Class Y(a) 555,242 6,413,050
NVIT GS International Equity
Insights Fund, Class Y*(a) 4,193,341 37,446,533
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 6,611,664 68,496,843
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 2,220,989 22,276,518
Total Equity Funds
(cost $134,789,402) 134,632,944
Investment Companies
Shares Value ($)
Fixed Income Funds 81.0%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 1,714,856 17,542,974
Nationwide Bond Fund, Class
R6(a) 3,861,556 39,851,260
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,758,174 29,181,477
NVIT Core Bond Fund, Class
Y(a) 10,648,482 122,883,477
NVIT Core Plus Bond Fund,
Class Y(a) 13,179,061 160,125,596
NVIT Short Term Bond Fund,
Class Y(a) 19,427,319 203,598,305
Total Fixed Income Funds
(cost $553,593,812) 573,183,089
Total Investment Companies
(cost $688,383,214) 707,816,033
Total Investments
(cost $688,383,214) — 100.0% 707,816,033
Liabilities in excess of other assets — 0.0%
†
(242,860)
NET ASSETS — 100.0% $ 707,573,173
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Balanced Fund - June 30, 2020 (Unaudited) - Statement of Investments - 19
Investment Companies 100.0%
Shares Value ($)
Equity Funds 47.6%
Nationwide International Small
Cap Fund, Class R6(a) 4,885,578 44,654,183
NVIT Emerging Markets Fund,
Class Y(a) 3,870,622 44,705,682
NVIT GS International Equity
Insights Fund, Class Y*(a) 28,912,310 258,186,928
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 39,661,600 410,894,171
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 3,519,765 32,698,613
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 13,298,567 133,384,629
Total Equity Funds
(cost $958,670,189) 924,524,206
Investment Companies
Shares Value ($)
Fixed Income Funds 52.4%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 2,921,569 29,887,649
Nationwide Bond Fund, Class
R6(a) 6,987,721 72,113,284
NVIT Core Bond Fund, Class
Y(a) 24,928,773 287,678,039
NVIT Core Plus Bond Fund,
Class Y(a) 28,877,614 350,863,013
NVIT Short Term Bond Fund,
Class Y(a) 26,613,471 278,909,172
Total Fixed Income Funds
(cost $979,931,857) 1,019,451,157
Total Investment Companies
(cost $1,938,602,046) 1,943,975,363
Total Investments
(cost $1,938,602,046) — 100.0% 1,943,975,363
Liabilities in excess of other assets — 0.0%
†
(634,813)
NET ASSETS — 100.0% $ 1,943,340,550
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

20 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Blueprint
SM
Capital Appreciation Fund
Investment Companies 100.0%
Shares Value ($)
Equity Funds 68.0%
Nationwide International Small
Cap Fund, Class R6(a) 9,100,441 83,178,031
NVIT Emerging Markets Fund,
Class Y(a) 7,212,040 83,299,067
NVIT GS International Equity
Insights Fund, Class Y*(a) 40,389,867 360,681,512
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 69,286,859 717,811,862
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,098,015 38,070,560
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 23,226,224 232,959,031
Total Equity Funds
(cost $1,562,481,143) 1,516,000,063
Investment Companies
Shares Value ($)
Fixed Income Funds 32.0%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 2,267,992 23,201,556
Nationwide Bond Fund, Class
R6(a) 4,649,465 47,982,482
NVIT Core Bond Fund, Class
Y(a) 20,733,962 239,269,923
NVIT Core Plus Bond Fund,
Class Y(a) 23,736,202 288,394,851
NVIT Short Term Bond Fund,
Class Y(a) 11,066,381 115,975,678
Total Fixed Income Funds
(cost $683,114,864) 714,824,490
Total Investment Companies
(cost $2,245,596,007) 2,230,824,553
Total Investments
(cost $2,245,596,007) — 100.0% 2,230,824,553
Liabilities in excess of other assets — 0.0%
†
(721,918)
NET ASSETS — 100.0% $ 2,230,102,635
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Managed Growth & Income Fund - June 30, 2020 (Unaudited) - Statement of Investments - 21
Investment Companies 95.4%
Shares Value ($)
Equity Funds 47.9%
Nationwide International Small
Cap Fund, Class R6(a) 1,417,999 12,960,508
NVIT Emerging Markets Fund,
Class Y(a) 1,129,179 13,042,015
NVIT GS International Equity
Insights Fund, Class Y*(a) 8,850,925 79,038,762
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 10,760,045 111,474,064
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,116,387 10,371,238
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,640,395 36,513,158
Total Equity Funds
(cost $272,645,992) 263,399,745
Investment Companies
Shares Value ($)
Fixed Income Funds 47.5%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 735,479 7,523,951
Nationwide Bond Fund, Class
R6(a) 1,781,595 18,386,062
NVIT Core Bond Fund, Class
Y(a) 6,354,112 73,326,455
NVIT Core Plus Bond Fund,
Class Y(a) 7,319,757 88,935,048
NVIT Short Term Bond Fund,
Class Y(a) 6,974,298 73,090,639
Total Fixed Income Funds
(cost $249,813,787) 261,262,155
Total Investment Companies
(cost $522,459,779) 524,661,900
Total Investments
(cost $522,459,779) — 95.4% 524,661,900
Other assets in excess of liabilities — 4.6% 25,304,070
NET ASSETS — 100.0% $ 549,965,970
* Denotes a non-income producing security.
(a) Investment in affiliate.
Futures contracts outstanding as of June 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (534) 9/2020 USD (47,483,280) (269,150)
Russell 2000 E-Mini Index (95) 9/2020 USD (6,828,600) (357,526)
S&P 500 E-Mini Index (283) 9/2020 USD (43,726,330) (1,191,643)
S&P Midcap 400 E-Mini Index (90) 9/2020 USD (16,011,900) (504,892)
(2,323,211)
At June 30, 2020, the Fund had $11,058,520 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

22 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
Investment Companies 95.5%
Shares Value ($)
Equity Funds 57.3%
Nationwide International Small
Cap Fund, Class R6(a) 3,733,196 34,121,415
NVIT Emerging Markets Fund,
Class Y(a) 3,998,067 46,177,677
NVIT GS International Equity
Insights Fund, Class Y*(a) 20,604,952 184,002,219
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 28,931,941 299,734,908
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,432,290 22,595,974
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 9,914,316 99,440,586
Total Equity Funds
(cost $709,047,273) 686,072,779
Investment Companies
Shares Value ($)
Fixed Income Funds 38.2%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 1,602,390 16,392,447
Nationwide Bond Fund, Class
R6(a) 2,740,026 28,277,072
NVIT Core Bond Fund, Class
Y(a) 11,910,194 137,443,640
NVIT Core Plus Bond Fund,
Class Y(a) 14,111,759 171,457,876
NVIT Short Term Bond Fund,
Class Y(a) 9,832,493 103,044,529
Total Fixed Income Funds
(cost $436,099,531) 456,615,564
Total Investment Companies
(cost $1,145,146,804) 1,142,688,343
Total Investments
(cost $1,145,146,804) — 95.5% 1,142,688,343
Other assets in excess of liabilities — 4.5% 54,431,066
NET ASSETS — 100.0% $ 1,197,119,409
* Denotes a non-income producing security.
(a) Investment in affiliate.
Futures contracts outstanding as of June 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (549) 9/2020 USD (48,817,080) (290,544)
Russell 2000 E-Mini Index (127) 9/2020 USD (9,128,760) (339,516)
S&P 500 E-Mini Index (337) 9/2020 USD (52,069,870) (1,019,058)
S&P Midcap 400 E-Mini Index (110) 9/2020 USD (19,570,100) (365,662)
(2,014,780)
At June 30, 2020, the Fund had $12,471,800 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

24 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately Aggressive
Fund
Assets:
Investment securities of affiliated issuers, at value $ 105,096,951 $ 362,344,627
Receivable for investments sold 54,806 20,539
Receivable for capital shares issued 7,010 15,680
Receivable for reimbursement from investment adviser (Note 3) 1,274 1,135
Prepaid expenses 581 2,001
Total Assets 105,160,622 362,383,982
Liabilities:
Payable for capital shares redeemed 61,816 36,220
Accrued expenses and other payables:
Investment advisory fees 8,611 29,796
Fund administration fees 8,573 13,716
Distribution fees 5,511 21,515
Administrative servicing fees 12,840 45,384
Accounting and transfer agent fees 86 123
Trustee fees 252 654
Custodian fees 769 5,526
Compliance program costs (Note 3) 121 421
Professional fees 7,135 7,396
Printing fees 5,782 5,993
Other 5,267 4,886
Total Liabilities 116,763 171,630
Net Assets $ 105,043,859 $ 362,212,352
Cost of investment securities of affiliated issuers 106,757,841 367,252,679
Represented by:
Capital $ 108,359,182 $ 357,558,581
Total distributable earnings (loss) (3,315,323) 4,653,771
Net Assets $ 105,043,859 $ 362,212,352

Blueprint Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 25
NVIT Blueprint
SM
Moderate
Fund
NVIT Blueprint
SM
Moderately Conservative
Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced
Fund
$ 2,240,238,815 $ 695,407,746 $ 707,816,033 $ 1,943,975,363
605,109 225,992 50,199 516,294
2,246 18,727 63,590 57,794
— — — —
12,497 3,873 3,618 10,828
2,240,858,667 695,656,338 707,933,440 1,944,560,279
607,355 244,719 113,789 574,087
175,705 57,127 58,149 155,773
50,965 20,139 19,865 44,781
162,435 50,956 51,775 142,223
281,287 87,259 88,086 243,883
413 171 156 344
3,864 1,206 1,015 3,266
35,687 10,611 8,852 31,214
2,600 792 712 2,218
8,692 7,226 7,068 7,669
9,733 5,772 6,158 8,694
6,424 4,825 4,642 5,577
1,345,160 490,803 360,267 1,219,729
$ 2,239,513,507 $ 695,165,535 $ 707,573,173 $ 1,943,340,550
2,246,086,685 687,824,980 688,383,214 1,938,602,046
$ 2,176,278,146 $ 682,403,516 $ 690,217,992 $ 1,907,423,562
63,235,361 12,762,019 17,355,181 35,916,988
$ 2,239,513,507 $ 695,165,535 $ 707,573,173 $ 1,943,340,550

26 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately Aggressive
Fund
Net Assets:
Class I Shares $ 30,181,639 $ 71,612,325
Class II Shares 74,862,220 290,600,027
Total $ 105,043,859 $ 362,212,352
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 3,304,487 8,606,011
Class II Shares 8,217,928 34,976,994
Total 11,522,415 43,583,005
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 9.13 $ 8.32
Class II Shares $ 9.11 $ 8.31
Amounts designated as "—" are zero or have been rounded to zero.

Blueprint Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 27
NVIT Blueprint
SM
Moderate
Fund
NVIT Blueprint
SM
Moderately Conservative
Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced
Fund
$ 42,867,365 $ 5,650,318 $ 7,175,965 $ 18,678,612
2,196,646,142 689,515,217 700,397,208 1,924,661,938
$ 2,239,513,507 $ 695,165,535 $ 707,573,173 $ 1,943,340,550
4,335,798 553,524 694,506 1,818,835
222,742,917 67,608,779 67,813,199 188,678,070
227,078,715 68,162,303 68,507,705 190,496,905
$ 9.89 $ 10.21 $ 10.33 $ 10.27
$ 9.86 $ 10.20 $ 10.33 $ 10.20

28 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
Assets:
Investment securities of affiliated issuers, at value $ 2,230,824,553 $ 524,661,900 $ 1,142,688,343
Cash — 15,106,845 43,643,331
Deposits with broker for futures contracts — 11,058,520 12,471,800
Interest receivable — 672 2,285
Receivable for investments sold 525,667 39,294 177,574
Receivable for capital shares issued 10,117 — 134
Receivable for reimbursement from investment adviser
(Note 3) — 76,985 191,261
Prepaid expenses 12,376 3,057 6,654
Total Assets 2,231,372,713 550,947,273 1,199,181,382
Liabilities:
Payable for capital shares redeemed 535,783 41,362 187,054
Payable for variation margin on futures contracts — 646,347 1,264,020
Accrued expenses and other payables:
Investment advisory fees 174,839 99,233 216,443
Fund administration fees 50,901 17,207 29,869
Distribution fees 162,610 89,780 196,080
Administrative servicing fees 280,005 66,987 145,528
Accounting and transfer agent fees 400 105 201
Trustee fees 3,778 1,041 2,266
Custodian fees 35,127 3,355 4,947
Compliance program costs (Note 3) 2,602 610 1,343
Professional fees 9,147 7,611 7,574
Printing fees 8,753 5,447 5,260
Other 6,133 2,218 1,388
Total Liabilities 1,270,078 981,303 2,061,973
Net Assets $ 2,230,102,635 $ 549,965,970 $ 1,197,119,409
Cost of investment securities of affiliated issuers 2,245,596,007 522,459,779 1,145,146,804
Represented by:
Capital $ 2,148,659,622 $ 570,326,916 $ 1,266,199,876
Total distributable earnings (loss) 81,443,013 (20,360,946) (69,080,467)
Net Assets $ 2,230,102,635 $ 549,965,970 $ 1,197,119,409

Blueprint Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 29
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
Net Assets:
Class I Shares $ 32,017,264 $ 2,671,708 $ 4,203,530
Class II Shares 2,198,085,371 547,294,262 1,192,915,879
Total $ 2,230,102,635 $ 549,965,970 $ 1,197,119,409
Shares Outstanding (unlimited number of shares
authorized):
Class I Shares 3,334,287 262,721 419,501
Class II Shares 229,070,432 53,939,610 119,382,534
Total 232,404,719 54,202,331 119,802,035
Net asset value and offering price per share (Net
assets by class divided by shares outstanding by class,
respectively):
Class I Shares $ 9.60 $ 10.17 $ 10.02
Class II Shares $ 9.60 $ 10.15 $ 9.99
Amounts designated as "—" are zero or have been rounded to zero.

30 - Statements of Operations - For the Six Months Ended June 30, 2020 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 15,335 $ 104,428
Total Income 15,335 104,428
EXPENSES:
Investment advisory fees 104,101 358,004
Fund administration fees 32,131 61,203
Distribution fees Class II Shares 93,998 361,399
Administrative servicing fees Class I Shares 21,676 51,663
Administrative servicing fees Class II Shares 56,400 216,841
Professional fees 9,711 15,787
Printing fees 3,386 4,037
Trustee fees 1,786 6,227
Custodian fees 2,087 7,830
Accounting and transfer agent fees 146 224
Compliance program costs (Note 3) 229 784
Other 833 3,138
Total expenses before fees waived and expenses reimbursed 326,484 1,087,137
Distribution fees waived - Class II (Note 3) (60,159) (231,296)
Investment advisory fees waived (Note 3) (52,049) (178,999)
Expenses reimbursed by adviser (Note 3) (8,016) (7,386)
Net Expenses 206,260 669,456
NET INVESTMENT LOSS (190,925) (565,028)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (1,305,524) (1,476,644)
Net realized gains (losses) (1,305,524) (1,476,644)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (6,006,956) (18,831,867)
Net change in unrealized appreciation/depreciation (6,006,956) (18,831,867)
Net realized/unrealized gains (losses) (7,312,480) (20,308,511)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (7,503,405) $ (20,873,539)
Amounts designated as "—" are zero or have been rounded to zero.

Blueprint Funds - For the Six Months Ended June 30, 2020 (Unaudited) - Statements of Operations - 31
NVIT Blueprint
SM
Moderate
Fund
NVIT Blueprint
SM
Moderately Conservative
Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced
Fund
$ 797,689 $ 493,372 $ 713,853 $ 958,030
797,689 493,372 713,853 958,030
2,180,566 691,332 671,686 1,904,970
275,141 99,007 96,313 240,423
2,734,809 857,409 831,355 2,387,248
31,438 4,052 4,950 13,763
1,640,902 514,450 498,818 1,432,363
60,044 23,318 22,632 52,508
10,509 5,743 5,210 10,754
39,102 12,086 11,577 33,786
49,184 14,929 13,105 42,013
767 313 295 660
4,906 1,524 1,481 4,247
24,564 7,155 6,164 20,956
7,051,932 2,231,318 2,163,586 6,143,691
(1,750,284) (548,744) (532,069) (1,527,844)
(1,114,866) (345,660) (335,837) (964,061)
— — — —
4,186,782 1,336,914 1,295,680 3,651,786
(3,389,093) (843,542) (581,827) (2,693,756)
(8,727,217) (1,960,962) (2,177,120) (6,025,148)
(8,727,217) (1,960,962) (2,177,120) (6,025,148)
(64,433,785) (3,722,964) 15,652,795 (36,319,951)
(64,433,785) (3,722,964) 15,652,795 (36,319,951)
(73,161,002) (5,683,926) 13,475,675 (42,345,099)
$ (76,550,095) $ (6,527,468) $ 12,893,848 $ (45,038,855)

32 - Statements of Operations - For the Six Months Ended June 30, 2020 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT
Blueprint
SM
Capital
Appreciation
Fund
NVIT
Blueprint
SM
Managed
Growth &
Income Fund
NVIT
Blueprint
SM
Managed
Growth Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 638,382 $ 261,045 $ 408,100
Interest income – 40,747 127,133
Total Income 638,382 301,792 535,233
EXPENSES:
Investment advisory fees 2,164,447 607,653 1,328,383
Fund administration fees 273,233 83,265 158,064
Distribution fees Class II Shares 2,727,191 687,265 1,504,361
Administrative servicing fees Class I Shares 22,833 1,952 3,103
Administrative servicing fees Class II Shares 1,636,331 412,363 902,626
Professional fees 59,966 20,741 36,154
Printing fees 9,513 6,198 8,236
Trustee fees 38,760 9,598 21,020
Custodian fees 48,935 10,317 22,395
Accounting and transfer agent fees 750 220 401
Compliance program costs (Note 3) 4,854 1,219 2,660
Other 24,526 5,776 12,074
Total expenses before fees waived and expenses reimbursed 7,011,339 1,846,567 3,999,477
Distribution fees waived - Class II (Note 3) (1,745,409) (137,451) (300,868)
Investment advisory fees waived (Note 3) (1,106,082) — —
Expenses reimbursed by adviser (Note 3) — (465,039) (1,158,487)
Net Expenses 4,159,848 1,244,077 2,540,122
NET INVESTMENT LOSS (3,521,466) (942,285) (2,004,889)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (7,985,372) (435,285) (747,830)
Expiration or closing of futures contracts (Note 2) — (4,786,135) (28,073,732)
Net realized gains (losses) (7,985,372) (5,221,420) (28,821,562)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (86,392,696) (10,521,497) (34,136,885)
Futures contracts (Note 2) — (4,382,085) (8,278,087)
Net change in unrealized appreciation/depreciation (86,392,696) (14,903,582) (42,414,972)
Net realized/unrealized gains (losses) (94,378,068) (20,125,002) (71,236,534)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (97,899,534) $ (21,067,287) $ (73,241,423)
Amounts designated as "—" are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.
34 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
OPERATIONS:
Net investment income/(loss) $ (190,925) $ 706,932
Net realized gains (losses) (1,305,524) 1,425,233
Net change in unrealized appreciation/depreciation (6,006,956) 21,218,525
Change in net assets resulting from operations (7,503,405) 23,350,690
Distributions to Shareholders From:
Distributable earnings:
Class I — (3,125,243)
Class II — (8,576,071)
Change in net assets from shareholder distributions — (11,701,314)
Change in net assets from capital transactions (4,265,857) 6,807,231
Change in net assets (11,769,262) 18,456,607
Net Assets:
Beginning of period 116,813,121 98,356,514
End of period $ 105,043,859 $ 116,813,121
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 2,814,600 $ 3,870,544
Dividends reinvested — 3,125,243
Cost of shares redeemed (2,406,458) (3,488,780)
Total Class I Shares 408,142 3,507,007
Class II Shares
Proceeds from shares issued 4,780,213 4,593,596
Dividends reinvested — 8,576,071
Cost of shares redeemed (9,454,212) (9,869,443)
Total Class II Shares (4,673,999) 3,300,224
Change in net assets from capital transactions $ (4,265,857) $ 6,807,231
SHARE TRANSACTIONS:
Class I Shares
Issued 319,492 400,199
Reinvested — 339,499
Redeemed (267,722) (358,253)
Total Class I Shares 51,770 381,445
Class II Shares
Issued 587,187 482,577
Reinvested — 935,186
Redeemed (1,118,674) (1,008,636)
Total Class II Shares (531,487) 409,127
Total change in shares (479,717) 790,572
Amounts designated as "—" are zero or have been rounded to zero.

Blueprint Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 35
NVIT Blueprint
SM
Moderately Aggressive Fund NVIT Blueprint
SM
Moderate Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
$ (565,028) $ 3,346,182 $ (3,389,093) $ 31,003,055
(1,476,644) 12,265,718 (8,727,217) 82,965,392
(18,831,867) 61,802,494 (64,433,785) 292,474,951
(20,873,539) 77,414,394 (76,550,095) 406,443,398
— (9,164,613) — (4,840,065)
— (40,357,460) — (241,637,983)
— (49,522,073) — (246,478,048)
(16,550,410) 8,418,673 (130,529,696) (55,634,894)
(37,423,949) 36,310,994 (207,079,791) 104,330,456
399,636,301 363,325,307 2,446,593,298 2,342,262,842
$ 362,212,352 $ 399,636,301 $ 2,239,513,507 $ 2,446,593,298
$ 2,482,083 $ 6,069,869 $ 1,334,358 $ 2,566,196
— 9,164,613 — 4,840,065
(2,089,977) (6,412,501) (2,776,421) (7,627,236)
392,106 8,821,981 (1,442,063) (220,975)
2,103,608 3,298,882 6,453,272 1,700,810
— 40,357,460 — 241,637,983
(19,046,124) (44,059,650) (135,540,905) (298,752,712)
(16,942,516) (403,308) (129,087,633) (55,413,919)
$ (16,550,410) $ 8,418,673 $ (130,529,696) $ (55,634,894)
311,116 680,781 140,459 246,933
— 1,098,784 — 489,911
(261,397) (744,959) (290,567) (748,288)
49,719 1,034,606 (150,108) (11,444)
259,185 371,181 688,520 165,530
— 4,846,596 — 24,531,174
(2,380,415) (4,952,601) (14,230,475) (29,023,526)
(2,121,230) 265,176 (13,541,955) (4,326,822)
(2,071,511) 1,299,782 (13,692,063) (4,338,266)

The accompanying notes are an integral part of these financial statements.
36 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Moderately Conservative Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
OPERATIONS:
Net investment income/(loss) $ (843,542) $ 12,051,696
Net realized gains (losses) (1,960,962) 8,911,442
Net change in unrealized appreciation/depreciation (3,722,964) 77,337,487
Change in net assets resulting from operations (6,527,468) 98,300,625
Distributions to Shareholders From:
Distributable earnings:
Class I — (449,369)
Class II — (54,906,880)
Change in net assets from shareholder distributions — (55,356,249)
Change in net assets from capital transactions (38,596,329) (24,637,454)
Change in net assets (45,123,797) 18,306,922
Net Assets:
Beginning of period 740,289,332 721,982,410
End of period $ 695,165,535 $ 740,289,332
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 933,752 $ 1,205,692
Dividends reinvested — 449,369
Cost of shares redeemed (1,116,096) (2,531,727)
Total Class I Shares (182,344) (876,666)
Class II Shares
Proceeds from shares issued 4,993,970 7,469,004
Dividends reinvested — 54,906,880
Cost of shares redeemed (43,407,955) (86,136,672)
Total Class II Shares (38,413,985) (23,760,788)
Change in net assets from capital transactions $ (38,596,329) $ (24,637,454)
SHARE TRANSACTIONS:
Class I Shares
Issued 96,292 116,299
Reinvested — 44,269
Redeemed (111,491) (248,285)
Total Class I Shares (15,199) (87,717)
Class II Shares
Issued 510,991 718,097
Reinvested — 5,414,838
Redeemed (4,371,458) (8,342,850)
Total Class II Shares (3,860,467) (2,209,915)
Total change in shares (3,875,666) (2,297,632)
Amounts designated as "—" are zero or have been rounded to zero.

Blueprint Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 37
NVIT Blueprint
SM
Conservative Fund NVIT Blueprint
SM
Balanced Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
$ (581,827) $ 13,183,614 $ (2,693,756) $ 30,653,437
(2,177,120) 4,881,271 (6,025,148) 41,082,923
15,652,795 46,834,610 (36,319,951) 236,132,342
12,893,848 64,899,495 (45,038,855) 307,868,702
— (294,702) — (1,715,118)
— (27,745,533) — (185,309,466)
— (28,040,235) — (187,024,584)
48,588,952 (21,847,863) (97,215,351) (14,745,897)
61,482,800 15,011,397 (142,254,206) 106,098,221
646,090,373 631,078,976 2,085,594,756 1,979,496,535
$ 707,573,173 $ 646,090,373 $ 1,943,340,550 $ 2,085,594,756
$ 2,679,251 $ 1,745,839 $ 1,603,023 $ 3,640,432
— 294,702 — 1,715,118
(2,343,591) (2,042,927) (2,569,417) (4,022,610)
335,660 (2,386) (966,394) 1,332,940
106,351,556 53,665,784 5,245,187 7,440,522
— 27,745,533 — 185,309,466
(58,098,264) (103,256,794) (101,494,144) (208,828,825)
48,253,292 (21,845,477) (96,248,957) (16,078,837)
$ 48,588,952 $ (21,847,863) $ (97,215,351) $ (14,745,897)
270,994 170,892 163,576 346,143
— 28,947 — 167,152
(237,633) (203,077) (255,684) (384,015)
33,361 (3,238) (92,108) 129,280
10,744,234 5,260,659 541,182 713,609
— 2,727,850 — 18,188,185
(5,761,754) (10,180,308) (10,276,957) (19,807,074)
4,982,480 (2,191,799) (9,735,775) (905,280)
5,015,841 (2,195,037) (9,827,883) (776,000)

The accompanying notes are an integral part of these financial statements.
38 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Capital Appreciation Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
OPERATIONS:
Net investment income/(loss) $ (3,521,466) $ 25,486,426
Net realized gains (losses) (7,985,372) 109,857,614
Net change in unrealized appreciation/depreciation (86,392,696) 310,089,584
Change in net assets resulting from operations (97,899,534) 445,433,624
Distributions to Shareholders From:
Distributable earnings:
Class I — (3,763,950)
Class II — (287,114,183)
Change in net assets from shareholder distributions — (290,878,133)
Change in net assets from capital transactions (124,561,158) (15,713,657)
Change in net assets (222,460,692) 138,841,834
Net Assets:
Beginning of period 2,452,563,327 2,313,721,493
End of period $ 2,230,102,635 $ 2,452,563,327
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 2,044,773 $ 3,383,782
Dividends reinvested — 3,763,950
Cost of shares redeemed (1,675,979) (3,525,580)
Total Class I Shares 368,794 3,622,152
Class II Shares
Proceeds from shares issued 2,295,645 660,795
Dividends reinvested — 287,114,183
Cost of shares redeemed (127,225,597) (307,110,787)
Total Class II Shares (124,929,952) (19,335,809)
Change in net assets from capital transactions $ (124,561,158) $ (15,713,657)
SHARE TRANSACTIONS:
Class I Shares
Issued 225,011 332,700
Reinvested — 392,163
Redeemed (177,622) (351,007)
Total Class I Shares 47,389 373,856
Class II Shares
Issued 266,405 65,684
Reinvested — 29,958,772
Redeemed (13,659,209) (30,178,430)
Total Class II Shares (13,392,804) (153,974)
Total change in shares (13,345,415) 219,882
Amounts designated as "—" are zero or have been rounded to zero.

Blueprint Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 39
NVIT Blueprint
SM
Managed Growth & Income Fund NVIT Blueprint
SM
Managed Growth Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
$ (942,285) $ 8,219,909 $ (2,004,889) $ 16,039,562
(5,221,420) (6,384,059) (28,821,562) (10,843,275)
(14,903,582) 70,636,592 (42,414,972) 171,824,371
(21,067,287) 72,472,442 (73,241,423) 177,020,658
— (113,883) — (255,360)
— (24,547,698) — (76,754,651)
— (24,661,581) — (77,010,011)
(13,239,339) 1,632,977 (27,339,697) 32,315,919
(34,306,626) 49,443,838 (100,581,120) 132,326,566
584,272,596 534,828,758 1,297,700,529 1,165,373,963
$ 549,965,970 $ 584,272,596 $ 1,197,119,409 $ 1,297,700,529
$ 150,812 $ 352,462 $ 245,069 $ 831,284
— 113,883 — 255,360
(58,977) (119,399) (136,479) (387,110)
91,835 346,946 108,590 699,534
3,755,076 10,397,248 7,126,015 19,497,994
— 24,547,698 — 76,754,651
(17,086,250) (33,658,915) (34,574,302) (64,636,260)
(13,331,174) 1,286,031 (27,448,287) 31,616,385
$ (13,239,339) $ 1,632,977 $ (27,339,697) $ 32,315,919
14,867 33,883 24,501 79,572
— 11,002 — 24,814
(5,847) (11,581) (13,636) (36,772)
9,020 33,304 10,865 67,614
371,608 1,006,885 722,869 1,870,623
— 2,379,093 — 7,487,907
(1,686,480) (3,260,240) (3,414,330) (6,202,495)
(1,314,872) 125,738 (2,691,461) 3,156,035
(1,305,852) 159,042 (2,680,596) 3,223,649

40 - Financial Highlights - June 30, 2020 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Aggressive Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 9 .75 (0.01) (0.61) (0.62) — — — $ 9 .13 (6.36)% $ 30,181,639 0.33% (0.30)% 0.45% 5.49%
Year Ended December 31, 2019 $ 8 .78 0.07 1.98 2.05 (0.29) (0.79) (1.08) $ 9 .75 24.15% $ 31,707,860 0.33% 0.73% 0.44% 92.45%
Year Ended December 31, 2018 $ 10 .24 0.15 (1.21) (1.06) (0.20) (0.20) (0.40) $ 8 .78 (10.72)% $ 25,223,927 0.33% 1.43% 0.45% 34.47%
Year Ended December 31, 2017 $ 9 .27 0.13 1.67 1.80 (0.13) (0.70) (0.83) $ 10 .24 19.99% $ 27,577,934 0.33% 1.27% 0.44% 21.86%
Year Ended December 31, 2016 $ 9 .56 0.14 0.61 0.75 (0.23) (0.81) (1.04) $ 9 .27 8.33% $ 20,179,899 0.33% 1.54% 0.43% 14.18%
Year Ended December 31, 2015 $ 10 .90 0.09 (0.26) (0.17) (0.30) (0.87) (1.17) $ 9 .56 (1.58)% $ 17,196,528 0.33% 0.85% 0.36% 14.33%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 9 .73 (0.02) (0.60) (0.62) — — — $ 9 .11 (6.37)% $ 74,862,220 0.42% (0.39)% 0.70% 5.49%
Year Ended December 31, 2019 $ 8 .77 0.06 1.97 2.03 (0.28) (0.79) (1.07) $ 9 .73 23.96% $ 85,105,261 0.42% 0.61% 0.69% 92.45%
Year Ended December 31, 2018 $ 10 .22 0.13 (1.19) (1.06) (0.19) (0.20) (0.39) $ 8 .77 (10.74)% $ 73,132,587 0.42% 1.25% 0.70% 34.47%
Year Ended December 31, 2017 $ 9 .26 0.11 1.67 1.78 (0.12) (0.70) (0.82) $ 10 .22 19.80% $ 87,579,669 0.42% 1.06% 0.69% 21.86%
Year Ended December 31, 2016 $ 9 .54 0.13 0.62 0.75 (0.22) (0.81) (1.03) $ 9 .26 8.36% $ 79,797,194 0.42% 1.37% 0.68% 14.18%
Year Ended December 31, 2015 $ 10 .89 0.09 (0.28) (0.19) (0.29) (0.87) (1.16) $ 9 .54 (1.75)% $ 78,009,524 0.42% 0.81% 0.61% 14.33%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - June 30, 2020 (Unaudited) - Financial Highlights - 41
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Moderately
Aggressive Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 8 .76 (0.01) (0.43) (0.44) — — — $ 8 .32 (5.02)% $ 71,612,325 0.30% (0.24)% 0.41% 0.57%
Year Ended December 31, 2019 $ 8 .20 0.09 1.67 1.76 (0.27) (0.93) (1.20) $ 8 .76 22.32% $ 74,964,063 0.30% 0.98% 0.40% 82.66%
Year Ended December 31, 2018 $ 9 .82 0.15 (1.01) (0.86) (0.20) (0.56) (0.76) $ 8 .20 (9.39)% $ 61,663,748 0.30% 1.61% 0.40% 25.03%
Year Ended December 31, 2017 $ 9 .15 0.14 1.47 1.61 (0.15) (0.79) (0.94) $ 9 .82 18.16% $ 66,883,089 0.30% 1.43% 0.40% 16.62%
Year Ended December 31, 2016 $ 9 .53 0.17 0.52 0.69 (0.25) (0.82) (1.07) $ 9 .15 7.69% $ 54,164,767 0.30% 1.77% 0.37% 11.44%
Year Ended December 31, 2015 $ 11 .12 0.11 (0.28) (0.17) (0.34) (1.08) (1.42) $ 9 .53 (1.43)% $ 46,956,263 0.30% 0.99% 0.30% 14.83%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 8 .75 (0.01) (0.43) (0.44) — — — $ 8 .31 (5.03)% $ 290,600,027 0.39% (0.33)% 0.66% 0.57%
Year Ended December 31, 2019 $ 8 .19 0.07 1.68 1.75 (0.26) (0.93) (1.19) $ 8 .75 22.23% $ 324,672,238 0.39% 0.83% 0.65% 82.66%
Year Ended December 31, 2018 $ 9 .81 0.13 (1.00) (0.87) (0.19) (0.56) (0.75) $ 8 .19 (9.50)% $ 301,661,559 0.39% 1.39% 0.65% 25.03%
Year Ended December 31, 2017 $ 9 .14 0.12 1.48 1.60 (0.14) (0.79) (0.93) $ 9 .81 18.07% $ 388,433,953 0.39% 1.23% 0.65% 16.62%
Year Ended December 31, 2016 $ 9 .52 0.15 0.53 0.68 (0.24) (0.82) (1.06) $ 9 .14 7.59% $ 373,264,776 0.39% 1.55% 0.62% 11.44%
Year Ended December 31, 2015 $ 11 .11 0.10 (0.28) (0.18) (0.33) (1.08) (1.41) $ 9 .52 (1.51)% $ 391,184,141 0.39% 0.91% 0.55% 14.83%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

42 - Financial Highlights - June 30, 2020 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Moderate Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .18 (0.01) (0.28) (0.29) — — — $ 9 .89 (2.85)% $ 42,867,365 0.29% (0.22)% 0.39% 0.22%
Year Ended December 31, 2019 $ 9 .57 0.14 1.56 1.70 (0.29) (0.80) (1.09) $ 10 .18 18.32% $ 45,677,003 0.28% 1.34% 0.38% 61.95%
Year Ended December 31, 2018 $ 11 .07 0.21 (0.95) (0.74) (0.23) (0.53) (0.76) $ 9 .57 (7.07)% $ 43,050,927 0.28% 1.92% 0.38% 18.42%
Year Ended December 31, 2017 $ 10 .52 0.19 1.25 1.44 (0.20) (0.69) (0.89) $ 11 .07 14.05% $ 43,569,268 0.28% 1.71% 0.38% 14.62%
Year Ended December 31, 2016 $ 10 .87 0.21 0.51 0.72 (0.30) (0.77) (1.07) $ 10 .52 6.82% $ 35,809,058 0.28% 1.93% 0.35% 9.38%
Year Ended December 31, 2015 $ 12 .03 0.15 (0.27) (0.12) (0.35) (0.69) (1.04) $ 10 .87 (0.98)% $ 32,950,305 0.28% 1.25% 0.28% 14.69%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .16 (0.01) (0.29) (0.30) — — — $ 9 .86 (2.95)% $ 2,196,646,142 0.38% (0.31)% 0.64% 0.22%
Year Ended December 31, 2019 $ 9 .56 0.13 1.55 1.68 (0.28) (0.80) (1.08) $ 10 .16 18.14% $ 2,400,916,295 0.37% 1.27% 0.63% 61.95%
Year Ended December 31, 2018 $ 11 .05 0.18 (0.92) (0.74) (0.22) (0.53) (0.75) $ 9 .56 (7.09)% $ 2,299,211,915 0.37% 1.66% 0.63% 18.42%
Year Ended December 31, 2017 $ 10 .50 0.17 1.26 1.43 (0.19) (0.69) (0.88) $ 11 .05 13.97% $ 2,781,291,519 0.37% 1.51% 0.63% 14.62%
Year Ended December 31, 2016 $ 10 .85 0.19 0.52 0.71 (0.29) (0.77) (1.06) $ 10 .50 6.74% $ 2,701,915,909 0.37% 1.75% 0.60% 9.38%
Year Ended December 31, 2015 $ 12 .01 0.14 (0.27) (0.13) (0.34) (0.69) (1.03) $ 10 .85 (1.07)% $ 2,756,006,779 0.37% 1.15% 0.53% 14.69%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - June 30, 2020 (Unaudited) - Financial Highlights - 43
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Moderately
Conservative Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .28 (0.01) (0.06) (0.07) — — — $ 10 .21 (0.68)% $ 5,650,318 0.30% (0.15)% 0.40% 0.68%
Year Ended December 31, 2019 $ 9 .72 0.18 1.19 1.37 (0.28) (0.53) (0.81) $ 10 .28 14.28% $ 5,846,790 0.30% 1.70% 0.40% 45.02%
Year Ended December 31, 2018 $ 10 .89 0.22 (0.71) (0.49) (0.24) (0.44) (0.68) $ 9 .72 (4.68)% $ 6,378,048 0.30% 2.04% 0.40% 15.44%
Year Ended December 31, 2017 $ 10 .52 0.19 0.86 1.05 (0.22) (0.46) (0.68) $ 10 .89 10.08% $ 8,400,344 0.29% 1.76% 0.39% 13.62%
Year Ended December 31, 2016 $ 10 .62 0.22 0.41 0.63 (0.29) (0.44) (0.73) $ 10 .52 5.99% $ 7,837,467 0.29% 2.04% 0.36% 11.84%
Year Ended December 31, 2015 $ 11 .46 0.17 (0.27) (0.10) (0.29) (0.45) (0.74) $ 10 .62 (0.88)% $ 8,393,854 0.29% 1.53% 0.29% 12.86%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .28 (0.01) (0.07) (0.08) — — — $ 10 .20 (0.78)% $ 689,515,217 0.39% (0.24)% 0.65% 0.68%
Year Ended December 31, 2019 $ 9 .71 0.17 1.20 1.37 (0.27) (0.53) (0.80) $ 10 .28 14.30% $ 734,442,542 0.39% 1.63% 0.65% 45.02%
Year Ended December 31, 2018 $ 10 .88 0.20 (0.69) (0.49) (0.24) (0.44) (0.68) $ 9 .71 (4.76)% $ 715,604,362 0.39% 1.89% 0.65% 15.44%
Year Ended December 31, 2017 $ 10 .52 0.18 0.85 1.03 (0.21) (0.46) (0.67) $ 10 .88 9.88% $ 834,209,409 0.38% 1.69% 0.64% 13.62%
Year Ended December 31, 2016 $ 10 .61 0.20 0.43 0.63 (0.28) (0.44) (0.72) $ 10 .52 6.00% $ 833,962,107 0.38% 1.86% 0.61% 11.84%
Year Ended December 31, 2015 $ 11 .46 0.15 (0.27) (0.12) (0.28) (0.45) (0.73) $ 10 .61 (1.06)% $ 836,429,109 0.38% 1.35% 0.54% 12.86%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

44 - Financial Highlights - December 31, 2019 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Conservative
Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .18 — 0.15 0.15 — — — $ 10 .33 1.47% $ 7,175,965 0.30% (0.08)% 0.40% 8.22%
Year Ended December 31, 2019 $ 9 .61 0.23 0.80 1.03 (0.27) (0.19) (0.46) $ 10 .18 10.77% $ 6,728,419 0.30% 2.24% 0.40% 33.21%
Year Ended December 31, 2018 $ 10 .16 0.23 (0.48) (0.25) (0.24) (0.06) (0.30) $ 9 .61 (2.51)% $ 6,383,879 0.30% 2.31% 0.40% 15.61%
Year Ended December 31, 2017 $ 9 .97 0.21 0.42 0.63 (0.22) (0.22) (0.44) $ 10 .16 6.35% $ 7,588,982 0.29% 2.07% 0.39% 9.98%
Year Ended December 31, 2016 $ 10 .03 0.22 0.26 0.48 (0.26) (0.28) (0.54) $ 9 .97 4.81% $ 7,001,246 0.29% 2.12% 0.36% 13.91%
Year Ended December 31, 2015 $ 10 .65 0.16 (0.23) (0.07) (0.23) (0.32) (0.55) $ 10 .03 (0.65)% $ 7,033,308 0.29% 1.51% 0.29% 21.23%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .18 (0.01) 0.16 0.15 — — — $ 10 .33 1.47% $ 700,397,208 0.39% (0.17)% 0.65% 8.22%
Year Ended December 31, 2019 $ 9 .61 0.21 0.81 1.02 (0.26) (0.19) (0.45) $ 10 .18 10.67% $ 639,361,954 0.39% 2.05% 0.65% 33.21%
Year Ended December 31, 2018 $ 10 .16 0.21 (0.47) (0.26) (0.23) (0.06) (0.29) $ 9 .61 (2.60)% $ 624,695,097 0.39% 2.11% 0.65% 15.61%
Year Ended December 31, 2017 $ 9 .96 0.19 0.44 0.63 (0.21) (0.22) (0.43) $ 10 .16 6.36% $ 717,417,902 0.38% 1.87% 0.64% 9.98%
Year Ended December 31, 2016 $ 10 .03 0.20 0.26 0.46 (0.25) (0.28) (0.53) $ 9 .96 4.61% $ 744,912,548 0.38% 1.98% 0.61% 13.91%
Year Ended December 31, 2015 $ 10 .65 0.16 (0.24) (0.08) (0.22) (0.32) (0.54) $ 10 .03 (0.73)% $ 730,384,814 0.38% 1.54% 0.54% 21.23%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - June 30, 2020 (Unaudited) - Financial Highlights - 45
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Balanced Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .48 (0.01) (0.20) (0.21) — — — $ 10 .27 (2.00)% $ 18,678,612 0.29% (0.19)% 0.39% 0.10%
Year Ended December 31, 2019 $ 9 .90 0.18 1.40 1.58 (0.29) (0.71) (1.00) $ 10 .48 16.29% $ 20,018,676 0.29% 1.67% 0.39% 54.36%
Year Ended December 31, 2018 $ 11 .38 0.20 (0.85) (0.65) (0.25) (0.58) (0.83) $ 9 .90 (6.04)% $ 17,637,185 0.29% 1.83% 0.39% 16.15%
Year Ended December 31, 2017 $ 10 .83 0.08 1.20 1.28 (0.19) (0.54) (0.73) $ 11 .38 12.01% $ 47,999,769 0.28% 0.67% 0.38% 14.15%
Year Ended December 31, 2016 $ 10 .99 0.22 0.46 0.68 (0.30) (0.54) (0.84) $ 10 .83 6.28% $ 189,719,048 0.28% 2.00% 0.35% 6.93%
Year Ended December 31, 2015 $ 11 .87 0.17 (0.29) (0.12) (0.32) (0.44) (0.76) $ 10 .99 (1.05)% $ 178,861,267 0.28% 1.40% 0.28% 10.92%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .41 (0.01) (0.20) (0.21) — — — $ 10 .20 (2.02)% $ 1,924,661,938 0.38% (0.28)% 0.64% 0.10%
Year Ended December 31, 2019 $ 9 .84 0.16 1.40 1.56 (0.28) (0.71) (0.99) $ 10 .41 16.18% $ 2,065,576,080 0.38% 1.48% 0.64% 54.36%
Year Ended December 31, 2018 $ 11 .33 0.20 (0.86) (0.66) (0.25) (0.58) (0.83) $ 9 .84 (6.23)% $ 1,961,859,350 0.38% 1.83% 0.64% 16.15%
Year Ended December 31, 2017 $ 10 .80 0.19 1.09 1.28 (0.21) (0.54) (0.75) $ 11 .33 12.05% $ 2,311,218,302 0.37% 1.65% 0.63% 14.15%
Year Ended December 31, 2016 $ 10 .97 0.21 0.45 0.66 (0.29) (0.54) (0.83) $ 10 .80 6.11% $ 2,206,134,015 0.37% 1.87% 0.60% 6.93%
Year Ended December 31, 2015 $ 11 .84 0.15 (0.27) (0.12) (0.31) (0.44) (0.75) $ 10 .97 (1.06)% $ 2,149,827,662 0.37% 1.31% 0.53% 10.92%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

46 - Financial Highlights - June 30, 2020 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Capital
Appreciation Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 9 .98 (0.01) (0.37) (0.38) — — — $ 9 .60 (3.81)% $ 32,017,264 0.29% (0.23)% 0.39% 0.11%
Year Ended December 31, 2019 $ 9 .43 0.12 1.72 1.84 (0.30) (0.99) (1.29) $ 9 .98 20.22% $ 32,810,967 0.28% 1.20% 0.38% 71.43%
Year Ended December 31, 2018 $ 11 .02 0.19 (1.02) (0.83) (0.23) (0.53) (0.76) $ 9 .43 (8.04)% $ 27,456,509 0.28% 1.75% 0.38% 22.31%
Year Ended December 31, 2017 $ 10 .33 0.17 1.45 1.62 (0.19) (0.74) (0.93) $ 11 .02 16.01% $ 29,698,043 0.28% 1.52% 0.38% 14.53%
Year Ended December 31, 2016 $ 10 .74 0.20 0.55 0.75 (0.30) (0.86) (1.16) $ 10 .33 7.32% $ 25,818,194 0.28% 1.90% 0.35% 9.92%
Year Ended December 31, 2015 $ 12 .08 0.14 (0.29) (0.15) (0.37) (0.82) (1.19) $ 10 .74 (1.15)% $ 20,417,971 0.28% 1.16% 0.28% 12.95%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 9 .98 (0.01) (0.37) (0.38) — — — $ 9 .60 (3.81)% $ 2,198,085,371 0.38% (0.32)% 0.64% 0.11%
Year Ended December 31, 2019 $ 9 .42 0.11 1.73 1.84 (0.29) (0.99) (1.28) $ 9 .98 20.24% $ 2,419,752,360 0.37% 1.04% 0.63% 71.43%
Year Ended December 31, 2018 $ 11 .01 0.16 (1.00) (0.84) (0.22) (0.53) (0.75) $ 9 .42 (8.16)% $ 2,286,264,984 0.37% 1.53% 0.63% 22.31%
Year Ended December 31, 2017 $ 10 .33 0.15 1.45 1.60 (0.18) (0.74) (0.92) $ 11 .01 15.80% $ 2,799,296,717 0.37% 1.38% 0.63% 14.53%
Year Ended December 31, 2016 $ 10 .73 0.18 0.57 0.75 (0.29) (0.86) (1.15) $ 10 .33 7.32% $ 2,652,115,077 0.37% 1.66% 0.60% 9.92%
Year Ended December 31, 2015 $ 12 .08 0.12 (0.29) (0.17) (0.36) (0.82) (1.18) $ 10 .73 (1.33)% $ 2,719,435,011 0.37% 1.02% 0.53% 12.95%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - June 30, 2020 (Unaudited) - Financial Highlights - 47
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Managed Growth
& Income Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .54 (0.01) (0.36) (0.37) — — — $ 10 .17 (3.51)% $ 2,671,708 0.25% (0.14)% 0.42% 2.41%
Year Ended December 31, 2019 $ 9 .67 0.18 1.17 1.35 (0.28) (0.20) (0.48) $ 10 .54 14.05% $ 2,673,794 0.25% 1.76% 0.42% 60.58%
Year Ended December 31, 2018 $ 11 .07 0.23 (0.96) (0.73) (0.24) (0.43) (0.67) $ 9 .67 (6.81)% $ 2,131,954 0.25% 2.14% 0.42% 17.05%
Year Ended December 31, 2017 $ 10 .13 0.22 1.28 1.50 (0.20) (0.36) (0.56) $ 11 .07 14.96% $ 2,022,774 0.25% 2.01% 0.42% 15.23%
Year Ended December 31, 2016 $ 9 .84 0.21 0.35 0.56 (0.25) (0.02) (0.27) $ 10 .13 5.74% $ 1,344,914 0.25% 2.15% 0.42% 11.10%
Year Ended December 31, 2015 $ 10 .40 0.39 (0.81) (0.42) (0.14) — (0.14) $ 9 .84 (4.03)% $ 700,662 0.25% 3.77% 0.42% 10.54%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .53 (0.02) (0.36) (0.38) — — — $ 10 .15 (3.61)% $ 547,294,262 0.45% (0.34)% 0.67% 2.41%
Year Ended December 31, 2019 $ 9 .66 0.15 1.18 1.33 (0.26) (0.20) (0.46) $ 10 .53 13.85% $ 581,598,802 0.45% 1.45% 0.67% 60.58%
Year Ended December 31, 2018 $ 11 .06 0.19 (0.94) (0.75) (0.22) (0.43) (0.65) $ 9 .66 (7.01)% $ 532,696,804 0.45% 1.78% 0.67% 17.05%
Year Ended December 31, 2017 $ 10 .12 0.17 1.31 1.48 (0.18) (0.36) (0.54) $ 11 .06 14.77% $ 595,060,192 0.45% 1.55% 0.67% 15.23%
Year Ended December 31, 2016 $ 9 .83 0.17 0.37 0.54 (0.23) (0.02) (0.25) $ 10 .12 5.56% $ 525,779,382 0.45% 1.72% 0.67% 11.10%
Year Ended December 31, 2015 $ 10 .40 0.14 (0.59) (0.45) (0.12) — (0.12) $ 9 .83 (4.29)% $ 466,569,212 0.45% 1.31% 0.67% 10.54%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

48 - Financial Highlights - June 30, 2020 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Managed Growth
Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .61 (0.01) (0.58) (0.59) — — — $ 10 .02 (5.56)% $ 4,203,530 0.22% (0.13)% 0.41% 2.39%
Year Ended December 31, 2019 $ 9 .79 0.17 1.33 1.50 (0.29) (0.39) (0.68) $ 10 .61 15.59% $ 4,337,180 0.22% 1.59% 0.41% 71.18%
Year Ended December 31, 2018 $ 11 .31 0.22 (0.95) (0.73) (0.23) (0.56) (0.79) $ 9 .79 (6.79)% $ 3,337,442 0.22% 2.03% 0.41% 16.69%
Year Ended December 31, 2017 $ 10 .15 0.19 1.61 1.80 (0.20) (0.44) (0.64) $ 11 .31 17.98% $ 3,099,954 0.22% 1.73% 0.41% 13.79%
Year Ended December 31, 2016 $ 9 .78 0.20 0.42 0.62 (0.25) — (0.25) $ 10 .15 6.40% $ 2,208,157 0.22% 1.99% 0.41% 9.66%
Year Ended December 31, 2015 $ 10 .39 0.25 (0.73) (0.48) (0.13) — (0.13) $ 9 .78 (4.62)% $ 1,797,132 0.22% 2.40% 0.41% 9.41%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .59 (0.02) (0.58) (0.60) — — — $ 9 .99 (5.67)% $ 1,192,915,879 0.42% (0.33)% 0.66% 2.39%
Year Ended December 31, 2019 $ 9 .77 0.13 1.35 1.48 (0.27) (0.39) (0.66) $ 10 .59 15.42% $ 1,293,363,349 0.42% 1.29% 0.66% 71.18%
Year Ended December 31, 2018 $ 11 .30 0.18 (0.94) (0.76) (0.21) (0.56) (0.77) $ 9 .77 (7.07)% $ 1,162,036,521 0.42% 1.66% 0.66% 16.69%
Year Ended December 31, 2017 $ 10 .14 0.16 1.62 1.78 (0.18) (0.44) (0.62) $ 11 .30 17.79% $ 1,253,131,614 0.42% 1.47% 0.66% 13.79%
Year Ended December 31, 2016 $ 9 .77 0.16 0.45 0.61 (0.24) — (0.24) $ 10 .14 6.21% $ 1,050,361,313 0.42% 1.65% 0.66% 9.66%
Year Ended December 31, 2015 $ 10 .39 0.13 (0.64) (0.51) (0.11) — (0.11) $ 9 .77 (4.88)% $ 937,913,927 0.42% 1.21% 0.67% 9.41%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 49
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of June 30, 2020, the Trust operates
sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT Blueprint
SM
Aggressive Fund (formerly, NVIT Cardinal
SM
Aggressive Fund) ("Blueprint Aggressive")
NVIT Blueprint
SM
Moderately Aggressive Fund (formerly, NVIT Cardinal
SM
Moderately Aggressive Fund) ("Blueprint
Moderately Aggressive")
NVIT Blueprint
SM
Moderate Fund (formerly, NVIT Cardinal
SM
Moderate Fund) ("Blueprint Moderate")
NVIT Blueprint
SM
Moderately Conservative Fund (formerly, NVIT Cardinal
SM
Moderately Conservative Fund) ("Blueprint
Moderately Conservative")
NVIT Blueprint
SM
Conservative Fund (formerly, NVIT Cardinal
SM
Conservative Fund) ("Blueprint Conservative")
NVIT Blueprint
SM
Balanced Fund (formerly, NVIT Cardinal
SM
Balanced Fund) ("Blueprint Balanced")
NVIT Blueprint
SM
Capital Appreciation Fund (formerly, NVIT Cardinal
SM
Capital Appreciation Fund) ("Blueprint Capital
Appreciation")
NVIT Blueprint
SM
Managed Growth & Income Fund (formerly, NVIT Cardinal
SM
Managed Growth & Income Fund)
("Blueprint Managed Growth & Income")
NVIT Blueprint
SM
Managed Growth Fund (formerly, NVIT Cardinal
SM
Managed Growth Fund) ("Blueprint Managed
Growth")
Only separate accounts established by Nationwide Life
Insurance Company (“NLIC”), a wholly owned subsidiary of
NFS, and Nationwide Life and Annuity Insurance Company, a
wholly owned subsidiary of NLIC, hold shares of the Funds.
Each of the Funds operates as a “fund-of-funds,” which means that each of the Funds pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“NMF”)
(“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds, as applicable, currently offer Class I and Class
II shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Effective April 30, 2020, each of the Funds was renamed as shown in the following table.
Each of the Funds is a diversified fund, as defined in the 1940
Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and
Prior Fund Name New Fund Name
NVIT Cardinal
SM
Aggressive Fund NVIT Blueprint
SM
  Aggressive Fund
NVIT Cardinal
SM
Moderately Aggressive Fund NVIT Blueprint
SM
Moderately Aggressive Fund
NVIT Cardinal
SM
Moderate Fund NVIT Blueprint
SM
Moderate Fund
NVIT Cardinal
SM
Moderately Conservative Fund NVIT Blueprint
SM
Moderately Conservative Fund
NVIT Cardinal
SM
Conservative Fund NVIT Blueprint
SM
Conservative Fund
NVIT Cardinal
SM
Balanced Fund NVIT Blueprint
SM
Balanced Fund
NVIT Cardinal
SM
Capital Appreciation Fund NVIT Blueprint
SM
Capital Appreciation Fund
NVIT Cardinal
SM
Managed Growth & Income Fund NVIT Blueprint
SM
Managed Growth & Income Fund

50 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Blueprint Funds
expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a
Fund invests are valued at their respective net asset value
(“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.
Investments in affiliated registered open-end Underlying
Funds that are not registered under the Securities Act of 1933
(“Investment Funds”) for which a market value is not readily available will generally be valued using the NAV as a practical expedient, as reported by the third-party administrator of
such Investment Funds. These Investment Funds value their
underlying investments in accordance with policies established by such Investment Funds. The fair value of the Investment
Funds generally represents the amount the Fund would expect
to receive if it were to liquidate its investment in the Investment
Fund.
The Funds may invest in other series of the Trust and other
series of NMF (together, the “series of the Trusts”), which are open-end investment companies generally available to the
public and other investment companies. The Funds’ Schedules
of Investments list each of the Underlying Funds held as of
period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an Investing Fund, each Fund indirectly bears its
proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Blueprint Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 23,564,263 $ – $ – $ 23,564,263
Total $ 23,564,263 $ – $ – $ 23,564,263
Assets excluded from fail value hierarchy
*
$ 81,532,688
Total $ 105,096,951
Blueprint Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 112,900,045 $ – $ – $ 112,900,045
Total $ 112,900,045 $ – $ – $ 112,900,045
Assets excluded from fail value hierarchy
*
$ 249,444,582
Total $ 362,344,627

Blueprint Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 51
Blueprint Moderate
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,093,577,934 $ – $ – $ 1,093,577,934
Total $ 1,093,577,934 $ – $ – $ 1,093,577,934
Assets excluded from fail value hierarchy
*
$ 1,146,660,881
Total $ 2,240,238,815
Blueprint Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 451,413,220 $ – $ – $ 451,413,220
Total $ 451,413,220 $ – $ – $ 451,413,220
Assets excluded from fail value hierarchy
*
$ 243,994,526
Total $ 695,407,746
Blueprint Conservative
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 579,596,139 $ – $ – $ 579,596,139
Total $ 579,596,139 $ – $ – $ 579,596,139
Assets excluded from fail value hierarchy
*
$ 128,219,894
Total $ 707,816,033
Blueprint Balanced
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,108,811,022 $ – $ – $ 1,108,811,022
Total $ 1,108,811,022 $ – $ – $ 1,108,811,022
Assets excluded from fail value hierarchy
*
$ 835,164,341
Total $ 1,943,975,363
Blueprint Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 881,301,588 $ – $ – $ 881,301,588
Total $ 881,301,588 $ – $ – $ 881,301,588
Assets excluded from fail value hierarchy
*
$ 1,349,522,965
Total $ 2,230,824,553
Blueprint Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 287,264,678 $ – $ – $ 287,264,678
Total $ 287,264,678 $ – $ – $ 287,264,678
Assets excluded from fail value hierarchy
*
$ 237,397,222
Total Assets $ 524,661,900
Liabilities:
Futures Contracts $ (2,323,211) $ – $ – (2,323,211)
Total Liabilities $ (2,323,211) $ – $ – $ (2,323,211)
Total $ 522,338,689

52 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Blueprint Funds
Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign
currency balances with the Fund’s custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Fund’s borrowing policy, the advance is
deemed a temporary loan to the Fund. Such loan is payable
upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from,
and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by
JPMorgan on the Fund’s account and JPMorgan may charge
the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At June 30, 2020, the Funds did not have overdrawn balances.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts.”, as applicable.
Blueprint Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 536,914,656 $ – $ – $ 536,914,656
Total $ 536,914,656 $ – $ – $ 536,914,656
Assets excluded from fail value hierarchy
*
$ 605,773,687
Total Assets $ 1,142,688,343
Liabilities:
Futures Contracts $ (2,014,780) $ – $ – (2,014,780)
Total Liabilities $ (2,014,780) $ – $ – $ (2,014,780)
Total $ 1,140,673,563
Amounts designated as "−" are zero or have been rounded to zero.
* Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Statements of Assets and Liabilities.

Blueprint Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 53
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2020:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2020
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2020
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2020:
Blueprint Managed Growth & Income
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk Payable for variation margin on futures contracts $ (2,323,211)
Total $ (2,323,211)
Blueprint Managed Growth
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk Payable for variation margin on futures contracts $ (2,014,780)
Total $ (2,014,780)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Blueprint Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (4,786,135)
Total $ (4,786,135)
Blueprint Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (28,073,732)
Total $ (28,073,732)
Blueprint Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (4,382,085)
Total $ (4,382,085)
Blueprint Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (8,278,087)
Total $ (8,278,087)
Blueprint Managed Growth & Income
Futures Contracts:
Average Notional Balance Long $27,359,980
Average Notional Balance Short $ 91,487,817

54 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Blueprint Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements on the Funds’ financial position. At June 30, 2020, certain Funds have entered into futures contracts. The futures contracts
agreement does not provide for a netting arrangement.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from
the Underlying Funds is recognized on the ex-dividend date
and is recorded as income on the Statements of Operations.
Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded
on the Statements of Operations as such. Interest income is
recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with
the requirements of Subchapter M of the U.S. Internal Revenue
Code of 1986, as amended, and to make distributions of net
investment income and net realized capital gains sufficient
to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to the
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investment of the assets and supervises
the daily business affairs of the Funds in accordance with
policies and procedures established by the Board of Trustees.
NFA has selected Nationwide Asset Management, LLC (the
“Subadviser”) as subadviser for Blueprint Managed Growth
& Income and Blueprint Managed Growth, and provides
investment management evaluation services in monitoring, on
an ongoing basis, the performance of the Subadviser.
Blueprint Managed Growth
Futures Contracts:
Average Notional Balance Long $82,144,510
Average Notional Balance Short $ 180,120,834

Blueprint Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 55
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2020, the Fund paid investment advisory fees to NFA according to the following schedule.
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $36,032 during the six months ended June 30, 2020.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2021:
During the six months ended June 30, 2020, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Fund Fee Schedule
Advisory Fee
(annual rate)
Blueprint Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderately Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderate Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderately Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Balanced Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Capital Appreciation Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Managed Growth & Income Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21%
$2 billion and more 0.20%
Blueprint Managed Growth Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21%
$2 billion and more 0.20%
Fund
Advisory Fee Waiver
(annual rate)
Blueprint Aggressive 0.10%
Blueprint Moderately Aggressive 0.10%
Blueprint Moderate 0.10%
Blueprint Moderately Conservative 0.10%
Blueprint Conservative 0.10%
Blueprint Balanced 0.10%
Blueprint Capital Appreciation 0.10%
Fund Amount
Blueprint Aggressive $ 52,049
Blueprint Moderately Aggressive 178,999
Blueprint Moderate 1,114,866
Blueprint Moderately Conservative 345,660
Blueprint Conservative 335,837
Blueprint Balanced 964,061
Blueprint Capital Appreciation 1,106,082

56 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Blueprint Funds
For the six months ended June 30, 2020, the effective advisory fee rates before and after contractual advisory fee waivers were as follows:
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Fund’s operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2021.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of June 30, 2020, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Blueprint Aggressive 0.20% 0.10% 0.08%
Blueprint Moderately Aggressive 0.20 0.10 0.10
Blueprint Moderate 0.20 0.10 0.10
Blueprint Moderately Conservative 0.20 0.10 0.10
Blueprint Conservative 0.20 0.10 0.10
Blueprint Balanced 0.20 0.10 0.10
Blueprint Capital Appreciation 0.20 0.10 0.10
Blueprint Managed Growth & Income 0.22 N/A 0.05
Blueprint Managed Growth 0.22 N/A 0.03
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Blueprint Aggressive All Classes 0.28%
Blueprint Moderately Aggressive All Classes 0.25%
Blueprint Moderate All Classes 0.25%
Blueprint Moderately Conservative All Classes 0.25%
Blueprint Aggressive All Classes 0.25%
Blueprint Conservative All Classes 0.25%
Blueprint Balanced All Classes 0.25%
Blueprint Capital Appreciation All Classes 0.25%
Blueprint Managed Growth & Income All Classes 0.10%
Blueprint Managed Growth All Classes 0.07%
Fund
Fiscal Year 2017
Amount
Fiscal Year 2018
Amount
Fiscal Year 2019
Amount
Six Months Ended
June 30, 2020
Amount Total
Blueprint Aggressive $ 14,031 $ 20,097 $ 14,744 $ 8,016 $ 56,888
Blueprint Moderately Aggressive — 11,245 7,027 7,386 25,658
Blueprint Moderate — — — — —
Blueprint Moderately Conservative — — — — —
Blueprint Conservative — — — — —
Blueprint Balanced — — — — —

Blueprint Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 57
During the six months ended June 30, 2020, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2020, NFM earned
$1,318,780 in fees from the Fund under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2020, the Fund’s portion of such costs amounted to $21,904.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
Class II shares of the Funds at an annual rate of 0.25%.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2021:
Fund
Fiscal Year 2017
Amount
Fiscal Year 2018
Amount
Fiscal Year 2019
Amount
Six Months Ended
June 30, 2020
Amount Total
Blueprint Capital Appreciation $ — $ — $ — $ — $ —
Blueprint Managed Growth &
Income 481,406 968,095 943,502 465,039 2,858,042
Blueprint Managed Growth 2,179,174 2,368,691 2,364,983 1,158,487 8,071,335
Amounts designated as "—" are zero or have been rounded to zero.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund
Distribution Fee Waiver
(Annual Rate)
Blueprint Capital Appreciation 0.16%
Blueprint Balanced 0.16%
Blueprint Conservative 0.16%
Blueprint Moderately Conservative 0.16%
Blueprint Moderate 0.16%
Blueprint Moderately Aggressive 0.16%
Blueprint Aggressive 0.16%
Blueprint Managed Growth & Income 0.05%
Blueprint Managed Growth 0.05%

58 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Blueprint Funds
During the six months ended June 30, 2020, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of each of the Funds.
For the six months ended June 30, 2020, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2020, each Fund’s total administrative services fees were as follows:
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
Fund Amount
Blueprint Aggressive $ 60,159
Blueprint Moderately Aggressive 231,296
Blueprint Moderate 1,750,284
Blueprint Moderately Conservative 548,744
Blueprint Conservative 532,069
Blueprint Balanced 1,527,844
Blueprint Capital Appreciation 1,745,409
Blueprint Managed Growth & Income 137,451
Blueprint Managed Growth 300,868
Fund Class I Class II
Blueprint Aggressive 0.15% 0.15%
Blueprint Moderately Aggressive 0.15 0.15
Blueprint Moderate 0.15 0.15
Blueprint Moderately Conservative 0.15 0.15
Blueprint Conservative 0.15 0.15
Blueprint Balanced 0.15 0.15
Blueprint Capital Appreciation 0.15 0.15
Blueprint Managed Growth & Income 0.15 0.15
Blueprint Managed Growth 0.15 0.15
Fund Amount
Blueprint Aggressive $78,076
Blueprint Moderately Aggressive 268,504
Blueprint Moderate 1,672,340
Blueprint Moderately Conservative 518,502
Blueprint Conservative 503,768
Blueprint Balanced 1,446,126
Blueprint Capital Appreciation 1,659,164
Blueprint Managed Growth & Income 414,315
Blueprint Managed Growth 905,729

Blueprint Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 59
Investments in Affiliated Issuers
Each of the Funds invests in shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Funds’ transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2020 were as follows:
Blueprint Aggressive
Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 658,239 7,048,025 346,266 (615,279) (239,879) (522,828) 6,016,305 — —
NVIT Emerging Markets
Fund, Class Y 520,168 7,318,625 346,266 (615,278) (143,385) (898,282) 6,007,946 — —
NVIT GS International Equity
Insights Fund, Class Y ** 2,595,610 27,983,182 1,385,064 (2,461,115) (477,535) (3,250,800) 23,178,796 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 4,025,868 44,485,413 2,193,018 (3,896,767) (266,912) (806,754) 41,707,998 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 296,288 3,461,506 173,133 (307,640) (63,618) (510,866) 2,752,515 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 1,385,182 15,158,756 750,243 (1,333,105) (103,549) (578,966) 13,893,379 — —
Nationwide Bond Fund,
Class R6 111,823 1,141,284 73,046 (102,547) 964 41,265 1,154,012 15,335 —
NVIT Core Bond Fund,
Class Y 398,960 4,561,784 230,844 (410,187) (2,541) 224,102 4,604,002 — —
NVIT Core Plus Bond Fund,
Class Y 475,885 5,719,071 288,556 (512,733) (9,069) 296,173 5,781,998 — —
Total 116,877,646 5,786,436 (10,254,651) (1,305,524) (6,006,956) 105,096,951 15,335 —
Blueprint Moderately Aggressive
Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 1,868,256 20,145,370 97,353 (959,564) (229,798) (1,977,502) 17,075,859 — —
NVIT Emerging Markets
Fund, Class Y 1,479,921 20,916,039 97,353 (959,564) (166,005) (2,794,730) 17,093,093 — —
NVIT GS International Equity
Insights Fund, Class Y ** 7,740,219 83,982,580 408,885 (4,030,171) (599,770) (10,641,365) 69,120,159 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 12,456,620 138,524,859 671,738 (6,620,995) (255,733) (3,269,284) 129,050,585 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,010,035 11,872,569 58,412 (575,739) (81,179) (1,890,840) 9,383,223 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 4,176,532 45,993,522 223,913 (2,206,998) (106,140) (2,013,682) 41,890,615 — —
Nationwide Bond Fund,
Class R6 763,036 7,829,362 143,369 (383,826) 3,572 282,056 7,874,533 104,428 —
NVIT Core Bond Fund,
Class Y 2,722,242 31,294,816 155,765 (1,535,303) (10,655) 1,510,047 31,414,670 — —
NVIT Core Plus Bond Fund,
Class Y 3,246,246 39,233,815 194,707 (1,919,129) (30,936) 1,963,433 39,441,890 — —
Total 399,792,932 2,051,495 (19,191,289) (1,476,644) (18,831,867) 362,344,627 104,428 —
Blueprint Moderate
Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 6,797,830 74,362,548 122,586 (4,167,006) (864,417) (7,321,542) 62,132,169 — —
NVIT Emerging Markets
Fund, Class Y 7,183,376 102,952,542 163,448 (5,556,008) (1,007,935) (13,584,058) 82,967,989 — —
NVIT GS International Equity
Insights Fund, Class Y ** 35,755,794 393,656,185 653,791 (22,224,031) (3,420,499) (49,366,203) 319,299,243 — —

60 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Blueprint Funds
Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Large Cap Equity
Insights Fund, Class Y 57,530,454 648,430,599 1,072,624 (36,461,301) (1,433,432) (15,592,984) 596,015,506 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 4,078,723 48,693,276 81,724 (2,778,004) (402,160) (7,703,501) 37,891,335 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 19,287,617 215,293,762 357,542 (12,153,767) (586,681) (9,456,059) 193,454,797 — —
DoubleLine NVIT Total
Return Tactical Fund,
Class Y 3,392,090 36,105,925 61,293 (2,083,503) 10,417 606,948 34,701,080 — —
Nationwide Bond Fund,
Class R6 5,795,810 60,206,734 899,844 (3,472,505) 59,921 2,118,762 59,812,756 797,689 —
NVIT Core Bond Fund,
Class Y 24,811,806 288,777,405 490,343 (16,668,024) (288,681) 14,017,200 286,328,243 — —
NVIT Core Plus Bond Fund,
Class Y 29,585,519 362,038,211 612,929 (20,835,029) (424,666) 18,072,609 359,464,054 — —
NVIT Short Term Bond Fund,
Class Y 19,863,706 216,898,945 367,757 (12,501,018) (369,084) 3,775,043 208,171,643 — —
Total 2,447,416,132 4,883,881 (138,900,196) (8,727,217) (64,433,785) 2,240,238,815 797,689 —
Blueprint Moderately Conservative
Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 1,037,222 11,314,572 64,210 (663,672) (177,486) (1,057,417) 9,480,207 — —
NVIT Emerging Markets
Fund, Class Y 821,964 11,748,010 64,212 (663,673) (110,982) (1,543,883) 9,493,684 — —
NVIT GS International Equity
Insights Fund, Class Y ** 8,183,329 89,845,040 513,679 (5,309,380) (748,464) (11,223,743) 73,077,132 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 12,033,833 135,306,562 770,518 (7,964,070) (237,499) (3,204,998) 124,670,513 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 622,606 7,408,906 42,807 (442,450) (57,668) (1,167,589) 5,784,006 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 4,034,185 44,924,980 256,840 (2,654,690) (103,803) (1,960,452) 40,462,875 — —
DoubleLine NVIT Total
Return Tactical Fund,
Class Y 1,378,664 14,650,000 85,615 (884,897) 5,907 247,107 14,103,732 — —
Nationwide Bond Fund,
Class R6 2,826,214 29,314,905 559,588 (1,769,793) 30,632 1,031,194 29,166,526 388,362 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,385,717 14,649,681 190,623 (884,896) 35,178 670,304 14,660,890 105,010 —
NVIT Core Bond Fund,
Class Y 9,452,427 109,848,429 642,098 (6,636,725) (146,139) 5,373,343 109,081,006 — —
NVIT Core Plus Bond Fund,
Class Y 10,821,114 132,207,289 770,519 (7,964,070) (193,508) 6,656,304 131,476,534 — —
NVIT Short Term Bond Fund,
Class Y 12,781,550 139,344,098 813,326 (8,406,519) (257,130) 2,456,866 133,950,641 — —
Total 740,562,472 4,774,035 (44,244,835) (1,960,962) (3,722,964) 695,407,746 493,372 —
Blueprint Conservative
Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 555,242 6,868,024 1,028,576 (555,652) (106,392) (821,506) 6,413,050 — —
NVIT GS International Equity
Insights Fund, Class Y ** 4,193,341 39,392,370 6,171,456 (3,333,912) (532,637) (4,250,744) 37,446,533 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 6,611,664 64,270,182 10,028,617 (5,417,607) (289,569) (94,780) 68,496,843 — —

Blueprint Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 61
Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT U.S. 130/30 Equity
Fund, Class Y 2,220,989 21,339,261 3,342,872 (1,805,869) (92,166) (507,580) 22,276,518 — —
DoubleLine NVIT Total
Return Tactical Fund,
Class Y 1,714,856 16,058,282 2,571,442 (1,389,130) (24,749) 327,129 17,542,974 — —
Nationwide Bond Fund,
Class R6 3,861,556 35,346,095 6,164,907 (3,056,086) (26,646) 1,422,990 39,851,260 507,739 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,758,174 25,692,619 4,320,418 (2,222,608) 10,629 1,380,419 29,181,477 206,114 —
NVIT Core Bond Fund,
Class Y 10,648,482 109,169,455 17,485,793 (9,446,083) (253,014) 5,927,326 122,883,477 — —
NVIT Core Plus Bond Fund,
Class Y 13,179,061 141,694,962 22,628,673 (12,224,343) (306,419) 8,332,723 160,125,596 — —
NVIT Short Term Bond Fund,
Class Y 19,427,319 186,502,844 29,828,707 (16,113,907) (556,157) 3,936,818 203,598,305 — —
Total 646,334,094 103,571,461 (55,565,197) (2,177,120) 15,652,795 707,816,033 713,853 —
Blueprint Balanced
Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 4,885,578 52,984,405 25,266 (2,548,871) (735,958) (5,070,659) 44,654,183 — —
NVIT Emerging Markets
Fund, Class Y 3,870,622 55,014,320 25,266 (2,548,871) (446,996) (7,338,037) 44,705,682 — —
NVIT GS International Equity
Insights Fund, Class Y ** 28,912,310 315,546,037 151,593 (15,293,221) (2,271,606) (39,945,875) 258,186,928 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 39,661,600 443,536,582 212,231 (21,410,509) (828,622) (10,615,511) 410,894,171 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 3,519,765 41,633,895 20,212 (2,039,096) (286,285) (6,630,113) 32,698,613 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 13,298,567 147,264,058 70,744 (7,136,837) (337,850) (6,475,486) 133,384,629 — —
DoubleLine NVIT Total
Return Tactical Fund,
Class Y 2,921,569 30,871,863 15,159 (1,529,322) 6,692 523,257 29,887,649 — —
Nationwide Bond Fund,
Class R6 6,987,721 72,071,159 993,402 (3,568,418) 60,056 2,557,085 72,113,284 958,030 —
NVIT Core Bond Fund,
Class Y 24,928,773 288,067,798 141,487 (14,273,673) (315,558) 14,057,985 287,678,039 — —
NVIT Core Plus Bond Fund,
Class Y 28,877,614 350,829,028 171,806 (17,332,317) (422,568) 17,617,064 350,863,013 — —
NVIT Short Term Bond Fund,
Class Y 26,613,471 288,487,471 141,487 (14,273,672) (446,453) 5,000,339 278,909,172 — —
Total 2,086,306,616 1,968,653 (101,954,807) (6,025,148) (36,319,951) 1,943,975,363 958,030 —
Blueprint Capital Appreciation
Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 9,100,441 99,159,641 69,498 (5,222,364) (1,124,605) (9,704,139) 83,178,031 — —
NVIT Emerging Markets
Fund, Class Y 7,212,040 102,965,730 69,498 (5,222,364) (856,760) (13,657,037) 83,299,067 — —
NVIT GS International Equity
Insights Fund, Class Y ** 40,389,867 442,909,479 312,742 (23,500,636) (3,252,652) (55,787,421) 360,681,512 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 69,286,859 778,195,765 547,299 (41,126,114) (1,164,638) (18,640,450) 717,811,862 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 4,098,015 48,698,170 34,749 (2,611,182) (322,946) (7,728,231) 38,070,560 — —

62 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Blueprint Funds
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Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT U.S. 130/30 Equity
Fund, Class Y 23,226,224 258,378,453 182,433 (13,708,704) (546,813) (11,346,338) 232,959,031 — —
DoubleLine NVIT Total
Return Tactical Fund,
Class Y 2,267,992 24,072,777 17,375 (1,305,591) 5,611 411,384 23,201,556 — —
Nationwide Bond Fund,
Class R6 4,649,465 48,169,279 673,131 (2,611,182) 41,309 1,709,945 47,982,482 638,382 —
NVIT Core Bond Fund,
Class Y 20,733,962 240,669,509 173,745 (13,055,909) (254,108) 11,736,686 239,269,923 — —
NVIT Core Plus Bond Fund,
Class Y 23,736,202 289,656,975 208,495 (15,667,091) (326,413) 14,522,885 288,394,851 — —
NVIT Short Term Bond Fund,
Class Y 11,066,381 120,510,096 86,874 (6,527,955) (183,357) 2,090,020 115,975,678 — —
Total 2,453,385,874 2,375,839 (130,559,092) (7,985,372) (86,392,696) 2,230,824,553 638,382 —
Blueprint Managed Growth & Income
Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 1,417,999 14,341,689 594,817 (426,819) (139,767) (1,409,412) 12,960,508 — —
NVIT Emerging Markets
Fund, Class Y 1,129,179 14,890,158 674,201 (426,819) (73,643) (2,021,882) 13,042,015 — —
NVIT GS International Equity
Insights Fund, Class Y ** 8,850,925 85,412,098 7,488,999 (2,553,740) (370,291) (10,938,304) 79,038,762 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 10,760,045 120,055,891 681,898 (6,333,277) (111,382) (2,819,066) 111,474,064 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,116,387 11,269,578 1,280,278 (340,737) (47,809) (1,790,072) 10,371,238 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 3,640,395 39,861,355 227,299 (1,785,095) (54,746) (1,735,655) 36,513,158 — —
DoubleLine NVIT Total
Return Tactical Fund,
Class Y 735,479 8,356,736 48,536 (1,026,033) 14,241 130,471 7,523,951 — —
Nationwide Bond Fund,
Class R6 1,781,595 19,508,842 374,866 (2,206,707) 60,155 648,906 18,386,062 261,045 —
NVIT Core Bond Fund,
Class Y 6,354,112 77,976,599 454,599 (8,844,527) 134,820 3,604,964 73,326,455 — —
NVIT Core Plus Bond Fund,
Class Y 7,319,757 94,964,960 552,013 (11,293,443) 262,030 4,449,488 88,935,048 — —
NVIT Short Term Bond Fund,
Class Y 6,974,298 78,090,145 454,599 (6,704,277) (108,893) 1,359,065 73,090,639 — —
Total 564,728,051 12,832,105 (41,941,474) (435,285) (10,521,497) 524,661,900 261,045 —
Blueprint Managed Growth
Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 3,733,196 37,697,930 1,489,023 (1,029,368) (292,394) (3,743,776) 34,121,415 — —
NVIT Emerging Markets
Fund, Class Y 3,998,067 52,184,515 2,664,519 (1,372,490) (198,209) (7,100,658) 46,177,677 — —
NVIT GS International Equity
Insights Fund, Class Y ** 20,604,952 199,563,717 16,198,119 (5,489,960) (636,838) (25,632,819) 184,002,219 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 28,931,941 328,720,694 1,540,015 (22,710,363) 68,686 (7,884,124) 299,734,908 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 2,432,290 24,685,833 2,599,790 (686,245) (69,327) (3,934,077) 22,595,974 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 9,914,316 109,143,576 512,927 (5,386,028) (65,364) (4,764,525) 99,440,586 — —

Blueprint Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 63
Further information about each affiliated Underlying Fund
(excluding the Nationwide Contract, which is not a mutual
fund or an exchange traded fund) may be found in such
Affiliated Underlying Fund’s most recent semiannual report
to shareholders, which is available at www.nationwide.com/
mutualfundsnvit for series of the Trust and at www.nationwide.
com/mutualfunds for series of NMF.
Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate of
1.00% per annum plus the higher of (a) the one-month London
Interbank Offered Rate or (b) the Federal Funds Rate. Interest
costs, if any, would be shown on the Statements of Operations.
No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 9, 2020. During the six months ended June 30, 2020, the Funds had no borrowings
under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the six
months ended June 30, 2020, none of the Funds engaged in
interfund lending.
Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
DoubleLine NVIT Total
Return Tactical Fund,
Class Y 1,602,390 18,305,160 88,266 (2,320,457) (24,541) 344,019 16,392,447 — —
Nationwide Bond Fund,
Class R6 2,740,026 30,522,781 554,386 (3,908,204) 91,079 1,017,030 28,277,072 408,100 —
NVIT Core Bond Fund,
Class Y 11,910,194 146,407,106 703,654 (16,700,408) 177,860 6,855,428 137,443,640 — —
NVIT Core Plus Bond Fund,
Class Y 14,111,759 183,548,131 878,950 (22,107,438) 340,564 8,797,669 171,457,876 — —
NVIT Short Term Bond Fund,
Class Y 9,832,493 109,965,172 527,741 (9,217,986) (139,346) 1,908,948 103,044,529 — —
Total 1,240,744,615 27,757,390 (90,928,947) (747,830) (34,136,885) 1,142,688,343 408,100 —
* Purchases include reinvestment of income and realized gain distributions, as applicable.
** Non-income producing security.

64 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Blueprint Funds
Investment Transactions
For the six months ended June 30, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the Funds invest may apply
any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds.
Please refer to the current prospectus for a discussion of
the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated
Underlying Fund may be found in such Underlying Fund’s
semiannual report to shareholders, which is available at www.
nationwide.com/mutualfundsnvit for series of the Trust and at
www.nationwide.com/mutualfunds for series of NMF or at the
SEC's website at www.sec.gov.
Additional information about derivatives-related risks, if
applicable to the Underlying Fund, may also be found in
each such affiliated Underlying Fund’s semiannual report to
shareholders.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom’s Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Finance Rate (SOFR) as the preferred alternative
to LIBOR. The SOFR committee has noted the stability of
the repurchase market on which the rate is based. New York
Federal Reserve began publication of the rate in April 2018.
Management is currently evaluating the implications of the
change and its impact on financial statement disclosures and reporting requirements.
Federal Tax Information
As of June 30, 2020, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
Fund Purchases
*
Sales
Blueprint Aggressive $ 5,786,436 $ 10,254,651
Blueprint Moderately Aggressive 2,051,495 19,191,289
Blueprint Moderate 4,883,881 138,900,196
Blueprint Moderately Conservative 4,774,035 44,244,835
Blueprint Conservative 103,571,461 55,565,197
Blueprint Balanced 1,968,653 101,954,807
Blueprint Capital Appreciation 2,375,839 130,559,092
Blueprint Managed Growth & Income 12,832,105 41,941,474
Blueprint Managed Growth 27,757,390 90,928,947
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Blueprint Aggressive $ 107,904,954 $ 1,995,325 $ (4,803,328) $ (2,808,003)
Blueprint Moderately Aggressive 367,954,622 8,327,952 (13,937,947) (5,609,995)
Blueprint Moderate 2,248,823,384 55,248,290 (63,832,859) (8,584,569)
Blueprint Moderately Conservative 689,302,598 18,699,091 (12,593,943) 6,105,148
Blueprint Conservative 693,415,939 18,952,913 (4,552,819) 14,400,094
Blueprint Balanced 1,941,087,336 51,371,251 (48,483,224) 2,888,027
Blueprint Capital Appreciation 2,247,334,576 52,923,906 (69,433,929) (16,510,023)
Blueprint Managed Growth & Income 524,014,016 14,048,801 (15,724,128) (1,675,327)
Blueprint Managed Growth 1,148,199,680 28,355,409 (35,881,526) (7,526,117)

Blueprint Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 65
Subsequent Events
The Trusts’ credit agreement has been renewed through July
8, 2021. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended
June 30, 2020 (discussed above under “Line of Credit and
Interfund Lending”).
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Coronavirus (COVID-19) Pandemic
The global spread of novel coronavirus disease (COVID-19)
was declared a pandemic by the World Health Organization.
This pandemic has resulted in significant disruptions to
economies and markets, adversely impacting individual
companies, sectors, industries, currencies, interest and
inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Given the increasing interdependence among global economies
and markets, the adverse economic effects of COVID-19 in
one country or region are increasingly likely to be felt in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions
in a timely manner and negatively impact the Funds' ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.

66 - Supplemental Information - June 30, 2020 - Blueprint Funds
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”)
adopted Rule 22e-4 under the Investment Company Act of
1940 (the “Liquidity Rule”), which requires all open-end funds
(other than money market funds) to adopt and implement a
program reasonably designed to assess and manage the
fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without
significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance
Trust (the “Trust”) has adopted and implemented a liquidity
risk management program in accordance with the Liquidity
Rule (the “Program”). The Trust’s Board of Trustees (the
“Board”) has designated Nationwide Fund Management LLC
(“NFM”) as the Program Administrator for each Fund. NFM
has established a Liquidity Risk Management Committee (the
“LRMC”), composed of senior members from relevant groups
in the Nationwide organization, to manage the Program for
each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 10,
2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2018 through November 30,
2019. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

Blueprint Funds - June 30, 2020 (Unaudited) - Management Information - 67
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 68 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
2
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 117
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lead from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.

68 - Management Information - June 30, 2020 (Unaudited) - Blueprint Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012 117
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 117
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Chairman since
February 2005
117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
2
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 117
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Blueprint Funds - June 30, 2020 (Unaudited) - Management Information - 69
1
Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

70 - Market Index Definitions - June 30, 2020 (Unaudited) - Blueprint Funds
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:
An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the
International Monetary Fund.
Bloomberg Barclays Long Treasury Index:
An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:
An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:
An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index:
An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-
backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass- throughs ), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index:
An unmanaged index that measures the performance
of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:
An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index:
An unmanaged index that measures the performance of the
non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
:
An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index:
A market value-weighted index comprising agency mortgage-backed pass-through securities of the Government National Mortgage Association ( Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US):
An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
):
An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index:
An unmanaged, market capitalization-weighted index that reflects the performance of the
North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged):
An unmanaged, market capitalization-weighted index that is
not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

Blueprint Funds - June 30, 2020 (Unaudited) - Market Index Definitions - 71
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI):
An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited ("FTSE") © FTSE 2020. “FTSE
®
“ is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent .
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged):
An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index:
An unmanaged index made up of over 1,200 high yield bonds representing high-
yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index:
An unmanaged index that gives a broad look at how fixed-rate
U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index:
An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch
Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index:
An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index:
An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F):
A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy. The
Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval . © 2020,
JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes:
A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

72 - Market Index Definitions - June 30, 2020 (Unaudited) - Blueprint Funds
Morningstar
®
Lifetime Moderate Income Index:
An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S.
investor who is at least ten years into retirement.
Morningstar
®
( Mstar ) Target Risk Indexes:
A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.
The Morningstar Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
The Morningstar Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.
Note about Morningstar Category™
The Morningstar Category™ is a proprietary Morningstar data point and is assigned based on the underlying securities in each portfolio.
Categories make it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds. A Fund is placed in a category based on its portfolio statistics and compositions over the previous three-year period. If a Fund is new and has no portfolio history, Morningstar assigns a temporary category. When necessary, Morningstar may change a category assignment based on recent changes to a Fund’s portfolio.
MSCI ACWI
®
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United
States.
MSCI ACWI
®
ex USA Growth:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by MSCI; excludes the United States.
MSCI EAFE
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI World ex USA Index
SM
:
 Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM) countries—
excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
MSCI World Index
SM
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Value Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI Emerging Markets
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Russell 1000
®
Growth Index:
An unmanaged index that measures the performance of the large-capitalization growth segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index:
An unmanaged index that measures the performance of the large-capitalization value segment of the U.S.
equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

Blueprint Funds - June 30, 2020 (Unaudited) - Market Index Definitions - 73
Russell 2000
®
Growth Index:
An unmanaged index that measures the performance of the small-capitalization growth segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index:
An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index:
An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index:
A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell Midcap
®
Growth Index:
An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index:
An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S.
equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
S&P 500
®
Index:
An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index:
An index measuring performance of  treasury bonds in local currencies. The bonds are issued by developed market countries outside the  U.S.
S&P MidCap 400
®
(S&P 400) Index:
An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
:
An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Biotechnology Select Industry Index:
An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes:
A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus
11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-BP (8/20)

Semiannual Report
June 30, 2020 (Unaudited)
Nationwide Variable Insurance Trust
Fund of Funds
BlackRock NVIT Managed Global Allocation Fund
NVIT DFA Capital Appreciation Fund
NVIT DFA Moderate Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.
gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2020

Message to Investors 1
Fund Overview 3
Shareholder Expense Example 10
Statements of Investments 12
Statements of Assets and Liabilities 20
Statements of Operations 26
Statements of Changes in Net Assets 30
Statement of Cash Flows 36
Financial Highlights 37
Notes to Financial Statements 44
Supplemental Information 59
Management Information 61
Market Index Definitions 64

Nationwide Variable Insurance Trust - June 30, 2020 (Unaudited) - Message to Investors - 1
Dear Investor,
During this time of unparalleled uncertainty, Nationwide
has remained steadfastly committed to protecting people,
businesses and futures with extraordinary care. We have
diligently sought to care for our associates, communities, and ultimately you, our investors. Equity markets experienced
an unprecedented period of volatility during the semi-annual reporting period from January 1, 2020 through June 30, 2020, as investors tried to make sense of the coronavirus outbreak and the resulting shuttering of the economy.
Economic growth collapsed through the reporting period as a
result of the shutdown, with a 5% decline in first quarter real gross domestic product (GDP), which is the weakest level since the 2008 financial crisis. Economists estimate that the second quarter contracted by a record 33% but anticipate rebounding in the second half of the year. Corporate profits have been
devastated with a decline of 14% in the first quarter and an expected decline of up to 45% in the second quarter. As the
economy begins an uneven reopening, tremendous uncertainty
surrounds the trajectory of the recovery and the long-term
economic damage created by the covid-19 pandemic.
The S&P 500 declined through the reporting period
despite aggressive mitigation efforts
Markets experienced extreme volatility during the reporting
period: the coronavirus outbreak caused the sharpest bear
market since the Great Depression and a subsequent impressive bounce in the second half of the period. The S&P 500
®
Index
(S&P 500) started the year with momentum from a strong 2019, hitting a record-high on February 19 and recording a year-to-
date return of 5.0%. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23. Since 1950, there have been five previous
occasions where the S&P 500 fell 30%, taking on average 297
trading days (roughly a year and 2 months). The quickest 30%
fall was in 1987 and took a mere 70 days. In comparison, this time the decline occurred within 20 days. Aggressive fiscal and monetary policy, teamed with the prospect for reopening the
economy, drove investor sentiment higher, with a 39% rally
through the period that began on January 1, 2020 and ended
June 30, 2020. Overall, for the six-month period from January
1, 2020 to June 30, 2020, the S&P 500 finished with a return of -3.1%. Fixed income returns were mostly higher, including a dramatic drop in interest rates, more than offsetting wider credit spreads.
International markets lagged domestic markets as they have for much of the past decade, with the MSCI EAFE
®
Index returning
-11.3% and the MSCI Emerging Markets
®
Index returning
-9.8%. The global pandemic and subsequent economic
shutdown had a broad impact, though the peak in many foreign countries caused a recent outperformance of international
indexes versus domestic indexes.
U.S. economic activity faces unprecedented challenges
from the outbreak, and lasting implications remain
unclear
While much of 2019 was characterized by near universal strong returns and low volatility for risk assets, this reversed sharply during this period as equities, commodities and spread-based bonds (bond types that are measured by the difference in their yield versus a Treasury yield, usually the 10-year Treasury)
declined. Growth stocks substantially outperformed value
stocks, and large-cap stocks beat small-cap stocks.
Fixed-income markets were higher, driven by a decline in
interest rates to historic lows. The Federal Reserve aggressively added stimulus to the economy, first by bringing the Federal
Funds target rate effectively to 0% by March 15, followed by an aggressive bond-buying program that expanded the balance
sheet from $2.9 trillion to $7.1 trillion through the end of the period. Federal Reserve Chair Powell has indicated that the
Fed will remain active in supporting the market and that there is no maximum to their balance sheet growth. Interest rates
collapsed across the curve through the period, with the 10-year
US Treasury yield falling from 1.92% to a record-low of 0.50%
as of March 9, 2020, before bouncing modestly to 0.65% by
June 30th. The 2-year yield dropped from 1.57% to 0.15%,
widening the spread between the two yields to 0.50%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is wise to remain vigilant and informed during periods of stress and avoid the temptation to react on emotions as investment decisions
driven by emotions often leads to suboptimal outcomes.
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. Thank you for your continued support and confidence.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - June 30, 2020 (Unaudited) - Nationwide Variable Insurance Trust
Index
Annual Total Return
(as of June 30, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -0.43%
Bloomberg Barclays
Municipal Bond 2.08%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 2.88%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 17.05%
Bloomberg Barclays U.S.
Aggregate Bond 6.14%
Bloomberg Barclays U.S.
Corporate High Yield -3.80%
MSCI EAFE
®
-11.34%
MSCI Emerging Markets
®
-9.78%
MSCI ACWI ex USA -11.00%
Russell 1000
®
Growth 9.81%
Russell 1000
®
Value -16.26%
Russell 2000
®
-12.98%
S&P 500
®
-3.08%
Source: Morningstar

BlackRock NVIT Managed Global Allocation Fund - June 30, 2020 - Fund Overview - 3
Asset Allocation
1
Alternative Assets 94.3%
Futures Contracts (0.5)%
Other assets in excess of liabilities
§
6.2%
100.0%
Top Holdings
2
BlackRock Global Allocation VI Fund, Class I 100.0%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

4 - Fund Overview - June 30, 2020 - NVIT DFA Capital Appreciation Fund
Asset Allocation
1
Equity Funds 75.4%
Fixed Income Funds 19.8%
Investment Contract 4.9%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
DFA U.S. Core Equity 1 Portfolio, Institutional Class 23.2%
DFA VA U.S. Large Value Portfolio 17.9%
DFA VA Global Bond Portfolio 16.9%
DFA Emerging Markets Core Equity Portfolio,
Institutional Class 11.1%
DFA U.S. Small Cap Portfolio, Institutional Class 6.1%
DFA VA International Value Portfolio 6.0%
DFA Real Estate Securities Portfolio, Institutional
Class 4.9%
Nationwide Contract 4.9%
DFA International Large Cap Growth Portfolio 4.1%
DFA Intermediate Government Fixed Income
Portfolio, Institutional Class 2.9%
DFA VA International Small Portfolio 2.0%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

NVIT DFA Moderate Fund - June 30, 2020 - Fund Overview - 5
Asset Allocation
1
Equity Funds 65.1%
Fixed Income Funds 25.0%
Investment Contract 10.0%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
DFA U.S. Core Equity 1 Portfolio, Institutional Class 24.2%
DFA VA U.S. Large Value Portfolio 14.6%
Nationwide Contract 10.0%
DFA VA International Value Portfolio 9.0%
DFA Intermediate Government Fixed Income
Portfolio, Institutional Class 8.0%
DFA International Large Cap Growth Portfolio 7.1%
DFA Short Duration Real Return Portfolio,
Institutional Class 7.0%
DFA Investment Grade Portfolio 5.0%
DFA Intermediate Term Extended Quality Portfolio 5.0%
DFA Emerging Markets Core Equity Portfolio,
Institutional Class 4.0%
Other Holdings 6.1%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

6 - Fund Overview - June 30, 2020 - NVIT iShares
®
Fixed Income ETF Fund
Asset Allocation
1
Fixed Income Funds 99.9%
Repurchase Agreement 1.6%
Liabilities in excess of other assets (1.5)%
100.0%
Top Holdings
2
iShares Core U.S. Aggregate Bond ETF 49.2%
iShares Core 1-5 Year USD Bond ETF 14.7%
iShares Core 10+ Year USD Bond ETF 10.0%
iShares Core Total USD Bond Market ETF 9.8%
iShares MBS ETF 9.8%
iShares U.S. Treasury Bond ETF 4.9%
Bank of America NA 1.6%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

NVIT iShares
®
Global Equity ETF Fund - June 30, 2020 - Fund Overview - 7
Asset Allocation
1
Equity Funds 100.2%
Repurchase Agreements 17.7%
Liabilities in excess of other assets
§
(17.9)%
100.0%
Top Holdings
2
iShares Core S&P Total U.S. Stock Market ETF 24.0%
iShares Core S&P Mid-Cap ETF 15.2%
iShares Core MSCI International Developed Markets
ETF 11.2%
iShares Core MSCI EAFE ETF 9.8%
iShares Edge MSCI Multifactor USA ETF 7.6%
iShares Core S&P 500 ETF 6.0%
iShares Core S&P Small-Cap ETF 2.8%
iShares Edge MSCI USA Momentum Factor ETF 1.8%
iShares Edge MSCI USA Quality Factor ETF 1.8%
iShares Edge MSCI USA Size Factor ETF 1.7%
Other Holdings
#
18.1%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

8 - Fund Overview - June 30, 2020 - NVIT Managed American Funds Asset Allocation Fund
Asset Allocation
1
Balanced Fund 95.1%
Futures Contracts (0.4)%
Other assets in excess of liabilities 5.3%
100.0%
Top Holdings
2
American Funds Asset Allocation Fund, Class 1 100.0%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

NVIT Managed American Funds Growth-Income Fund - June 30, 2020 - Fund Overview - 9
Asset Allocation
1
Equity Fund 92.2%
Futures Contracts (0.7)%
Other assets in excess of liabilities
§
8.5%
100.0%
Top Holdings
2
American Funds Growth-Income Fund, Class 1 100.0%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

10 - Shareholder Expense Example - June 30, 2020 (Unaudited) - Fund of Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (January 1, 2020)
and continued to hold your shares at the end of the reporting period (June 30, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from January 1, 2020 through June 30, 2020. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from January 1, 2020 through June 30, 2020. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/20
Ending Account
Value($) 6/30/20
Expenses Paid
During Period ($)
1/1/20 - 6/30/20
(a)
Expense Ratio
During Period (%)
1/1/20 - 6/30/20
(a)(b)
BlackRock NVIT Managed Global Allocation Fund
Class II Shares
Actual
(c)
1,000.00 988.90 2.27 0.46
Hypothetical
(c)(d)
1,000.00 1,022.58 2.31 0.46
NVIT DFA Capital Appreciation Fund
Class II Shares
Actual
(c)
1,000.00 898.80 3.02 0.64
Hypothetical
(c)(d)
1,000.00 1,021.68 3.22 0.64
Class P Shares
Actual
(c)
1,000.00 900.00 2.31 0.49
Hypothetical
(c)(d)
1,000.00 1,022.43 2.46 0.49

Fund of Funds - June 30, 2020 (Unaudited) - Shareholder Expense Example - 11
Beginning Account
Value($) 1/1/20
Ending Account
Value($) 6/30/20
Expenses Paid
During Period ($)
1/1/20 - 6/30/20
(a)
Expense Ratio
During Period (%)
1/1/20 - 6/30/20
(a)(b)
NVIT DFA Moderate Fund
Class II Shares
Actual
(c)
1,000.00 924.80 3.06 0.64
Hypothetical
(c)(d)
1,000.00 1,021.68 3.22 0.64
Class P Shares
Actual
(c)
1,000.00 925.90 2.35 0.49
Hypothetical
(c)(d)
1,000.00 1,022.43 2.46 0.49
NVIT iShares
®
Fixed Income ETF Fund
Class II Shares
Actual
(c)
1,000.00 1,058.90 3.43 0.67
Hypothetical
(c)(d)
1,000.00 1,021.53 3.37 0.67
Class Y Shares
Actual
(c)
1,000.00 1,062.70 0.87 0.17
Hypothetical
(c)(d)
1,000.00 1,024.02 0.86 0.17
NVIT iShares
®
Global Equity ETF Fund
Class II Shares
Actual
(c)
1,000.00 924.60 3.21 0.67
Hypothetical
(c)(d)
1,000.00 1,021.53 3.37 0.67
Class Y Shares
Actual
(c)
1,000.00 927.00 0.81 0.17
Hypothetical
(c)(d)
1,000.00 1,024.02 0.86 0.17
NVIT Managed American Funds Asset Allocation
Fund
Class II Shares
Actual
(c)
1,000.00 962.70 3.37 0.69
Hypothetical
(c)(d)
1,000.00 1,021.43 3.47 0.69
NVIT Managed American Funds Growth-Income
Fund
Class II Shares
Actual
(c)
1,000.00 946.90 3.39 0.70
Hypothetical
(c)(d)
1,000.00 1,021.38 3.52 0.70
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2020 through
June 30, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

12 - Statement of Investments - June 30, 2020 (Unaudited) - BlackRock NVIT Managed Global Allocation Fund
Investment Company 94.3%
Shares Value ($)
Alternative Assets 94.3%
BlackRock Global Allocation VI
Fund, Class I* 16,777,357 288,570,535
Total Investment Company
(cost $268,479,204) 288,570,535
Investment Company
Shares Value ($)
Total Investments
(cost $268,479,204) — 94.3% 288,570,535
Other assets in excess of liabilities — 5.7% 17,478,261
NET ASSETS — 100.0% $ 306,048,796
* Denotes a non-income producing security.
Futures contracts outstanding as of June 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (299) 9/2020 USD (26,587,080) (107,768)
Russell 2000 E-Mini Index (3) 9/2020 USD (215,640) (12,201)
S&P 500 E-Mini Index (338) 9/2020 USD (52,224,380) (1,334,682)
S&P Midcap 400 E-Mini Index (4) 9/2020 USD (711,640) (7,166)
(1,461,817)
At June 30, 2020, the Fund had $7,443,040 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT DFA Capital Appreciation Fund - June 30, 2020 (Unaudited) - Statement of Investments - 13
Investment Companies 95.2%
Shares Value ($)
Equity Funds 75.4%
DFA Emerging Markets Core
Equity Portfolio, Institutional
Class 141,558 2,642,888
DFA International Large Cap
Growth Portfolio 75,070 974,409
DFA Real Estate Securities
Portfolio, Institutional Class 33,307 1,176,393
DFA U.S. Core Equity 1 Portfolio,
Institutional Class 233,532 5,541,705
DFA U.S. Small Cap Portfolio,
Institutional Class 50,617 1,464,346
DFA VA International Small
Portfolio 45,660 483,996
DFA VA International Value
Portfolio 148,243 1,432,028
DFA VA U.S. Large Value
Portfolio 196,121 4,279,352
Total Equity Funds
(cost $19,321,056) 17,995,117
Investment Companies
Shares Value ($)
Fixed Income Funds 19.8%
DFA Intermediate Government
Fixed Income Portfolio,
Institutional Class 50,260 697,612
DFA VA Global Bond Portfolio 381,672 4,038,086
Total Fixed Income Funds
(cost $4,705,950) 4,735,698
Total Investment Companies
(cost $24,027,006) 22,730,815
Investment Contract 4.9%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(b) 1,167,772 1,167,772
Total Investment Contract
(cost $1,167,772) 1,167,772
Total Investments
(cost $25,194,778) — 100.1% 23,898,587
Liabilities in excess of other assets — (0.1)% (31,980)
NET ASSETS — 100.0% $ 23,866,607
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(b) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

14 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT DFA Moderate Fund
Investment Companies 90.1%
Shares Value ($)
Equity Funds 65.1%
DFA Emerging Markets Core
Equity Portfolio, Institutional
Class 63,079 1,177,681
DFA International Large Cap
Growth Portfolio 158,285 2,054,537
DFA U.S. Core Equity 1 Portfolio,
Institutional Class 297,493 7,059,511
DFA U.S. Small Cap Portfolio,
Institutional Class 31,027 897,617
DFA VA International Small
Portfolio 83,601 886,169
DFA VA International Value
Portfolio 271,293 2,620,693
DFA VA U.S. Large Value
Portfolio 195,764 4,271,570
Total Equity Funds
(cost $19,579,663) 18,967,778
Fixed Income Funds 25.0%
DFA Intermediate Government
Fixed Income Portfolio,
Institutional Class 168,320 2,336,281
DFA Intermediate Term Extended
Quality Portfolio 124,699 1,463,968
DFA Investment Grade Portfolio 122,478 1,466,061
DFA Short Duration Real Return
Portfolio, Institutional Class 206,652 2,039,651
Total Fixed Income Funds
(cost $6,897,397) 7,305,961
Total Investment Companies
(cost $26,477,060) 26,273,739
Investment Contract 10.0%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.25%
^∞(a)(b) 2,907,447 2,907,447
Total Investment Contract
(cost $2,907,447) 2,907,447
Total Investments
(cost $29,384,507) — 100.1% 29,181,186
Liabilities in excess of other assets — (0.1)% (35,251)
NET ASSETS — 100.0% $ 29,145,935
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(b) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT iShares
®
Fixed Income ETF Fund - June 30, 2020 (Unaudited) - Statement of Investments - 15
Exchange Traded Funds 99.9%
Shares Value ($)
Fixed Income Funds 99.9%
iShares Core 10+ Year USD
Bond ETF(a) 17,394 1,304,028
iShares Core 1-5 Year USD
Bond ETF(a) 37,138 1,911,493
iShares Core Total USD Bond
Market ETF 23,457 1,274,419
iShares Core U.S. Aggregate
Bond ETF 54,053 6,389,605
iShares MBS ETF 11,490 1,271,943
iShares U.S. Treasury Bond
ETF(a) 22,616 633,022
Total Exchange Traded Funds
(cost $12,379,036) 12,784,510
Repurchase Agreement 1.6%
Principal
Amount ($)
Bank of America NA, 0.09%,
dated 6/30/2020, due
7/1/2020, repurchase price
$206,706, collateralized by
U.S. Government Agency
Securities, 3.00%, maturing
7/20/2049; total market
value $210,839.(b)(c) 206,705 206,705
Total Repurchase Agreement
(cost $206,705) 206,705
Total Investments
(cost $12,585,741) — 101.5% 12,991,215
Liabilities in excess of other assets — (1.5)% (186,545)
NET ASSETS — 100.0% $ 12,804,670
(a) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $201,869, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$206,705.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $206,705.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

16 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT iShares
®
Global Equity ETF Fund
Exchange Traded Funds 100.2%
Shares Value ($)
Equity Funds 100.2%
iShares Core MSCI EAFE ETF 12,395 708,498
iShares Core MSCI International
Developed Markets ETF(a) 15,831 809,122
iShares Core S&P 500 ETF 1,407 435,734
iShares Core S&P Mid-Cap ETF 6,176 1,098,216
iShares Core S&P Small-Cap
ETF(a) 2,921 199,475
iShares Core S&P Total U.S.
Stock Market ETF(a) 24,939 1,731,764
iShares Edge MSCI Multifactor
USA ETF(a) 17,551 545,310
iShares Edge MSCI Multifactor
USA Small-Cap ETF(a) 2,926 104,488
iShares Edge MSCI USA
Momentum Factor ETF(a) 1,015 132,965
iShares Edge MSCI USA Quality
Factor ETF(a) 1,320 126,614
iShares Edge MSCI USA Size
Factor ETF(a) 1,434 125,604
iShares Edge MSCI USA Value
Factor ETF 1,620 117,094
Total Exchange Traded Funds
(cost $5,687,817) 6,134,884
Repurchase Agreements 17.7%
Principal
Amount ($)
Bank of America NA, 0.09%,
dated 6/30/2020, due
7/1/2020, repurchase price
$484,855, collateralized by
U.S. Government Agency
Securities, 3.00%, maturing
7/20/2049; total market
value $494,550.(b)(c) 484,853 484,853
  Repurchase Agreements
Principal
Amount ($) Value ($)
Nomura Securities
International, Inc., 0.07%,
dated 6/30/2020, due
7/1/2020, repurchase price
$100,001, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 2.50%, maturing
8/31/2021 - 5/15/2050; total
market value $102,000.(b)
(c) 100,000 100,000
Pershing LLC, 0.14%, dated
6/30/2020, due 7/1/2020,
repurchase price $500,002,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 10.00%,
maturing 7/23/2020 -
12/20/2069; total market
value $510,000.(b)(c) 500,000 500,000
Total Repurchase Agreements
(cost $1,084,853) 1,084,853
Total Investments
(cost $6,772,670) — 117.9% 7,219,737
Liabilities in excess of other assets
— (17.9)% (1,095,387)
NET ASSETS — 100.0% $ 6,124,350
(a) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $1,258,336, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$1,084,853 and by $183,031 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 8.75%, and maturity dates ranging from 7/9/2020 –
2/15/2050, a total value of $1,267,884.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $1,084,853.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Managed American Funds Asset Allocation Fund - June 30, 2020 (Unaudited) - Statement of Investments - 17
Investment Company 95.1%
Shares Value ($)
Balanced Fund 95.1%
American Funds Asset Allocation
Fund, Class 1 91,657,236 2,152,111,891
Total Investment Company
(cost $2,030,340,466) 2,152,111,891
Total Investments
(cost $2,030,340,466) — 95.1% 2,152,111,891
Other assets in excess of liabilities — 4.9% 111,323,677
NET ASSETS — 100.0% $ 2,263,435,568
Futures contracts outstanding as of June 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (555) 9/2020 USD (49,350,600) (148,577)
Russell 2000 E-Mini Index (144) 9/2020 USD (10,350,720) (471,878)
S&P 500 E-Mini Index (2,328) 9/2020 USD (359,699,280) (8,809,447)
S&P Midcap 400 E-Mini Index (59) 9/2020 USD (10,496,690) (320,054)
(9,749,956)
At June 30, 2020, the Fund had $38,089,260 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

18 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
Investment Company 92.2%
Shares Value ($)
Equity Fund 92.2%
American Funds Growth-Income
Fund, Class 1 10,316,897 489,020,897
Total Investment Company
(cost $479,897,876) 489,020,897
Total Investments
(cost $479,897,876) — 92.2% 489,020,897
Other assets in excess of liabilities — 7.8% 41,480,897
NET ASSETS — 100.0% $ 530,501,794
Futures contracts outstanding as of June 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (207) 9/2020 USD (18,406,440) (87,153)
Russell 2000 E-Mini Index (29) 9/2020 USD (2,084,520) (94,354)
S&P 500 E-Mini Index (870) 9/2020 USD (134,423,700) (3,291,867)
S&P Midcap 400 E-Mini Index (23) 9/2020 USD (4,091,930) (101,932)
(3,575,306)
At June 30, 2020, the Fund had $14,071,420 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

20 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
BlackRock NVIT
Managed Global
Allocation Fund
NVIT DFA Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ — $ 1,167,772
Investment securities of unaffiliated issuers, at value
*
288,570,535 22,730,815
Repurchase agreement, at value — —
Cash 10,797,390 —
Deposits with broker for futures contracts 7,443,040 —
Interest receivable 574 —
Security lending income receivable — —
Receivable for investments sold 107,399 —
Receivable for capital shares issued 1,646 2,537
Receivable for reimbursement from investment adviser (Note 3) — 4,297
Prepaid expenses — 139
Total Assets 306,920,584 23,905,560
Liabilities:
Payable for investments purchased — 1,353
Payable for capital shares redeemed 114,697 1,183
Payable for variation margin on futures contracts 629,102 —
Payable upon return of securities loaned (Note 2) — —
Accrued expenses and other payables:
Investment advisory fees 37,528 3,361
Fund administration fees 11,919 6,967
Distribution fees — 4,944
Administrative servicing fees 63,777 2,595
Accounting and transfer agent fees 55 46
Trustee fees 555 66
Custodian fees 10 10
Compliance program costs (Note 3) 323 29
Professional fees 7,019 6,211
Printing fees 7,166 6,458
Other (363) 5,730
Total Liabilities 871,788 38,953
Net Assets $ 306,048,796 $ 23,866,607
* Includes value of securities on loan (Note 2) — —
Cost of investment securities of affiliated issuers — 1,167,772
Cost of investment securities of unaffiliated issuers 268,479,204 24,027,006
Cost of repurchase agreement — —
Represented by:
Capital $ 284,133,673 $ 25,332,587
Total distributable earnings (loss) 21,915,123 (1,465,980)
Net Assets $ 306,048,796 $ 23,866,607

Fund of Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 21
NVIT DFA Moderate Fund
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global
Equity ETF Fund
NVIT Managed American
Funds Asset Allocation
Fund
$ 2,907,447 $ — $ — $ —
26,273,739 12,784,510 6,134,884 2,152,111,891
— 206,705 1,084,853 —
— 87,316 12,350 79,231,993
— — — 38,089,260
— 15 2 3,503
— 5,703 3,056 —
1,328 — — —
— 18,764 5 37,081
4,097 7,791 7,829 —
152 40 23 12,228
29,186,763 13,110,844 7,243,002 2,269,485,956
— 61,942 — 34,586
1,328 607 173 674
— — — 4,762,421
— 206,705 1,084,853 —
4,096 1,097 547 276,381
7,078 13,104 12,997 48,647
6,026 2,113 1,038 464,290
3,175 6,370 4,471 439,646
51 4,033 4,037 268
83 13 37 3,642
10 5 75 10
31 14 12 2,373
6,202 6,066 6,116 7,297
6,895 3,818 3,995 7,037
5,853 287 301 3,116
40,828 306,174 1,118,652 6,050,388
$ 29,145,935 $ 12,804,670 $ 6,124,350 $ 2,263,435,568
— 201,869 1,258,336 —
2,907,447 — — —
26,477,060 12,379,036 5,687,817 2,030,340,466
— 206,705 1,084,853 —
$ 29,247,362 $ 12,309,722 $ 5,758,187 $ 2,098,116,734
(101,427) 494,948 366,163 165,318,834
$ 29,145,935 $ 12,804,670 $ 6,124,350 $ 2,263,435,568

22 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
BlackRock NVIT
Managed Global
Allocation Fund
NVIT DFA Capital
Appreciation Fund
Net Assets:
Class II Shares $ 306,048,796 $ 22,772,864
Class P Shares — 1,093,743
Class Y Shares — —
Total $ 306,048,796 $ 23,866,607
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 28,571,147 1,928,295
Class P Shares — 96,460
Class Y Shares — —
Total 28,571,147 2,024,755
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 10.71 $ 11.81
Class P Shares $ — $ 11.34
Class Y Shares $ — $ —
Amounts designated as "—" are zero or have been rounded to zero.

Fund of Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 23
NVIT DFA Moderate Fund
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global
Equity ETF Fund
NVIT Managed American
Funds Asset Allocation
Fund
$ 25,031,826 $ 10,850,463 $ 5,098,081 $ 2,263,435,568
4,114,109 — — —
— 1,954,207 1,026,269 —
$ 29,145,935 $ 12,804,670 $ 6,124,350 $ 2,263,435,568
2,119,929 958,220 466,885 199,200,957
354,064 — — —
— 174,655 98,628 —
2,473,993 1,132,875 565,513 199,200,957
$ 11.81 $ 11.32 $ 10.92 $ 11.36
$ 11.62 $ — $ — $ —
$ — $ 11.19 $ 10.41 $ —

24 - Statement of Assets and Liabilities - June 30, 2020 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT Managed
American Funds
Growth-Income
Fund
Assets:
Investment securities, at value $ 489,020,897
Cash 29,528,032
Deposits with broker for futures contracts 14,071,420
Interest receivable 949
Receivable for capital shares issued 76,113
Prepaid expenses 2,683
Total Assets 532,700,094
Liabilities:
Payable for investments purchased 72,185
Payable for capital shares redeemed 129
Payable for variation margin on futures contracts 1,811,840
Accrued expenses and other payables:
Investment advisory fees 64,897
Fund administration fees 15,972
Distribution fees 108,590
Administrative servicing fees 108,732
Accounting and transfer agent fees 68
Trustee fees 724
Custodian fees 10
Compliance program costs (Note 3) 537
Professional fees 7,395
Printing fees 6,417
Other 804
Total Liabilities 2,198,300
Net Assets $ 530,501,794
Cost of investment securities 479,897,876
Represented by:
Capital $ 494,790,868
Total distributable earnings (loss) 35,710,926
Net Assets $ 530,501,794

Fund of Funds - June 30, 2020 (Unaudited) - Statement of Assets and Liabilities - 25
The accompanying notes are an integral part of these financial statements.
NVIT Managed
American Funds
Growth-Income
Fund
Net Assets:
Class II Shares $ 530,501,794
Total $ 530,501,794
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 47,186,813
Total 47,186,813
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 11.24

26 - Statements of Operations - For the Six Months Ended June 30, 2020 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
BlackRock NVIT
Managed Global
Allocation Fund
NVIT DFA Capital
Appreciation Fund
INVESTMENT INCOME:
Dividend income from unaffiliated issuers $ 35,693 $ 102,099
Interest income from affiliat ed issuers — 21,680
Income from securities lending (Note 2) — —
Interest income from unaffiliated issuers (6,638) —
Total Income 29,055 123,779
EXPENSES:
Investment advisory fees 1,112,774 21,144
Fund administration fees 53,433 23,065
Distribution fees Class II Shares 375,937 29,724
Distribution fees Class P Shares — 1,370
Administrative servicing fees Class II Shares 375,936 17,834
Professional fees 14,374 8,032
Printing fees 3,726 1,708
Trustee fees 5,184 423
Custodian fees 6,999 545
Offering costs^ — —
Accounting and transfer agent fees 117 94
Compliance program costs (Note 3) 661 53
Other 3,406 420
Total expenses before fees waived expenses reimbursed 1,952,547 104,412
Distribution fees waived - Class II (Note 3) (375,937) —
Investment advisory fees waived (Note 3) (887,209) —
Expenses reimbursed by adviser (Note 3) — (25,508)
Net Expenses 689,401 78,904
NET INVESTMENT INCOME/(LOSS) (660,346) 44,875
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions — —
Net realized gains (losses) from:
Transactions in investment securities of unaffiliated issuers (1,277,171) (316,535)
Expiration or closing of futures contracts (Note 2) (1,468,100) —
Net realized gains (losses) (2,745,271) (316,535)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of unaffiliated issuers 2,380,888 (2,498,168)
Futures contracts (Note 2) (2,388,043) —
Net change in unrealized appreciation/depreciation (7,155) (2,498,168)
Net realized/unrealized gains (losses) (2,752,426) (2,814,703)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (3,412,772) $ (2,769,828)
Amounts designated as "—" are zero or have been rounded to zero.
^
Amounts are amortized over 12-month period.

Fund of Funds - For the Six Months Ended June 30, 2020 (Unaudited) - Statements of Operations - 27
NVIT DFA Moderate Fund
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global
Equity ETF Fund
NVIT Managed American
Funds Asset Allocation
Fund
$ 138,647 $ 87,418 $ 52,568 $ 10,286,964
43,877 — — —
— 15,191 10,579 —
– 1,660 145 294,434
182,524 104,269 63,292 10,581,398
23,154 4,599 2,642 1,657,336
23,336 40,104 39,700 272,043
28,670 8,675 4,684 2,781,909
5,380 — — —
17,202 8,675 4,683 2,781,909
8,043 7,270 7,241 61,137
1,670 2,214 1,965 7,788
420 107 48 38,475
678 161 66 50,812
— 1,948 1,947 —
95 113 106 622
58 11 4 4,867
431 287 270 21,853
109,137 74,164 63,356 7,678,751
— — — —
— — — —
(25,015) (49,624) (49,870) —
84,122 24,540 13,486 7,678,751
98,402 79,729 49,806 2,902,647
— — — 10,222,091
(67,510) 11,573 (130,459) (6,097,801)
— — — (32,660,224)
(67,510) 11,573 (130,459) (28,535,934)
(2,186,356) 361,419 125,645 (42,034,801)
— — — (16,832,510)
(2,186,356) 361,419 125,645 (58,867,311)
(2,253,866) 372,992 (4,814) (87,403,245)
$ (2,155,464) $ 452,721 $ 44,992 $ (84,500,598)

28 - Statement of Operations - For the Six Months Ended June 30, 2020 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT Managed
American
Funds Growth-
Income Fund
INVESTMENT INCOME:
Dividend income $ 2,283,410
Interest income 23,775
Total Income 2,307,185
EXPENSES:
Investment advisory fees 376,146
Fund administration fees 76,259
Distribution fees Class II Shares 628,238
Administrative servicing fees Class II Shares 628,238
Professional fees 19,586
Printing fees 4,195
Trustee fees 8,526
Custodian fees 11,523
Accounting and transfer agent fees 157
Compliance program costs (Note 3) 1,080
Other 4,628
Total Expenses 1,758,576
NET INVESTMENT INCOME 548,609
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions 13,664,715
Net realized gains (losses) from:
Transactions in investment securities (7,827,617)
Expiration or closing of futures contracts (Note 2) (4,968,467)
Net realized gains (losses) 868,631
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (23,401,694)
Futures contracts (Note 2) (3,877,400)
Net change in unrealized appreciation/depreciation (27,279,094)
Net realized/unrealized gains (losses) (26,410,463)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (25,861,854)

The accompanying notes are an integral part of these financial statements.
30 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - Fund of Funds
BlackRock NVIT Managed Global Allocation Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
OPERATIONS:
Net investment income/(loss) $ (660,346) $ 2,638,931
Net realized gains (losses) (2,745,271) 5,701,307
Net change in unrealized appreciation/depreciation (7,155) 30,277,581
Change in net assets resulting from operations (3,412,772) 38,617,819
Distributions to Shareholders From:
Distributable earnings:
Class II — (8,496,139)
Class P — —
Change in net assets from shareholder distributions — (8,496,139)
Change in net assets from capital transactions (4,481,002) 37,542,018
Change in net assets (7,893,774) 67,663,698
Net Assets:
Beginning of period 313,942,570 246,278,872
End of period $ 306,048,796 $ 313,942,570
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 7,873,153 $ 35,652,773
Dividends reinvested — 8,496,139
Cost of shares redeemed (12,354,155) (6,606,894)
Total Class II Shares (4,481,002) 37,542,018
Class P Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class P Shares — —
Change in net assets from capital transactions $ (4,481,002) $ 37,542,018
SHARE TRANSACTIONS:
Class II Shares
Issued 748,297 3,457,207
Reinvested — 833,772
Redeemed (1,177,920) (641,209)
Total Class II Shares (429,623) 3,649,770
Class P Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class P Shares — —
Total change in shares (429,623) 3,649,770
Amounts designated as "—" are zero or have been rounded to zero.

Fund of Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 31
NVIT DFA Capital Appreciation Fund NVIT DFA Moderate Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
$ 44,875 $ 440,623 $ 98,402 $ 467,874
(316,535) 332,864 (67,510) 532,225
(2,498,168) 3,733,819 (2,186,356) 3,285,960
(2,769,828) 4,507,306 (2,155,464) 4,286,059
— (861,193) — (839,714)
— (42,882) — (184,167)
— (904,075) — (1,023,881)
(4,279,297) 4,759,326 1,259,513 2,799,650
(7,049,125) 8,362,557 (895,951) 6,061,828
30,915,732 22,553,175 30,041,886 23,980,058
$ 23,866,607 $ 30,915,732 $ 29,145,935 $ 30,041,886
$ 2,715,428 $ 9,617,821 $ 3,571,414 $ 4,856,004
— 861,193 — 839,714
(6,991,920) (3,737,403) (1,512,151) (3,964,526)
(4,276,492) 6,741,611 2,059,263 1,731,192
42,241 345,637 454,733 1,678,794
— 42,882 — 184,167
(45,046) (2,370,804) (1,254,483) (794,503)
(2,805) (1,982,285) (799,750) 1,068,458
$ (4,279,297) $ 4,759,326 $ 1,259,513 $ 2,799,650
229,313 752,659 313,073 392,892
— 66,525 — 66,243
(561,518) (298,204) (133,543) (321,459)
(332,205) 520,980 179,530 137,676
3,580 28,400 39,399 136,427
— 3,457 — 14,760
(4,045) (196,475) (105,325) (65,594)
(465) (164,618) (65,926) 85,593
(332,670) 356,362 113,604 223,269

The accompanying notes are an integral part of these financial statements.
32 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - Fund of Funds
NVIT iShares
®
Fixed Income ETF Fund
Six Months Ended
June 30, 2020 (Unaudited)
Period Ended
December 31, 2019(a)
OPERATIONS:
Net investment income $ 79,729 $ 70,719
Net realized gains (losses) 11,573 25,622
Net change in unrealized appreciation/depreciation 361,419 44,055
Change in net assets resulting from operations 452,721 140,396
Distributions to Shareholders From:
Distributable earnings:
Class II — (58,017)
Class Y — (46,453)
Change in net assets from shareholder distributions — (104,470)
Change in net assets from capital transactions 7,055,336 5,260,687
Change in net assets 7,508,057 5,296,613
Net Assets:
Beginning of period 5,296,613 —
End of period $ 12,804,670 $ 5,296,613
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 8,604,370 $ 4,714,814
Dividends reinvested — 58,017
Cost of shares redeemed (2,047,278) (889,634)
Total Class II Shares 6,557,092 3,883,197
Class Y Shares
Proceeds from shares issued 1,308,958 1,334,910
Dividends reinvested — 46,453
Cost of shares redeemed (810,714) (3,873)
Total Class Y Shares 498,244 1,377,490
Change in net assets from capital transactions $ 7,055,336 $ 5,260,687
SHARE TRANSACTIONS:
Class II Shares
Issued 781,845 443,412
Reinvested — 5,437
Redeemed (188,559) (83,915)
Total Class II Shares 593,286 364,934
Class Y Shares
Issued 118,786 128,563
Reinvested — 4,416
Redeemed (76,754) (356)
Total Class Y Shares 42,032 132,623
Total change in shares 635,318 497,557
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from January 24, 2019 (commencement of operations) through December 31, 2019.

Fund of Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 33
NVIT iShares
®
Global Equity ETF Fund NVIT Managed American Funds Asset Allocation Fund
Six Months Ended
June 30, 2020 (Unaudited)
Period Ended
December 31, 2019(a)
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
$ 49,806 $ 45,619 $ 2,902,647 $ 31,679,829
(130,459) 18,389 (28,535,934) 85,081,921
125,645 321,422 (58,867,311) 230,263,258
44,992 385,430 (84,500,598) 347,025,008
— (29,607) — (95,686,748)
— (39,339) — —
— (68,946) — (95,686,748)
2,325,507 3,437,367 37,994,184 351,931,472
2,370,499 3,753,851 (46,506,414) 603,269,732
3,753,851 — 2,309,941,982 1,706,672,250
$ 6,124,350 $ 3,753,851 $ 2,263,435,568 $ 2,309,941,982
$ 2,060,732 $ 2,976,556 $ 67,846,458 $ 272,884,410
— 29,607 — 95,686,748
(46,030) (121,357) (29,852,274) (16,639,686)
2,014,702 2,884,806 37,994,184 351,931,472
1,232,191 817,467 — —
— 39,339 — —
(921,386) (304,245) — —
310,805 552,561 — —
$ 2,325,507 $ 3,437,367 $ 37,994,184 $ 351,931,472
206,605 272,970 6,014,967 24,261,871
— 2,509 — 8,394,702
(4,310) (10,889) (2,615,438) (1,477,145)
202,295 264,590 3,399,529 31,179,428
135,117 79,256 — —
— 3,509 — —
(92,386) (26,868) — —
42,731 55,897 — —
245,026 320,487 3,399,529 31,179,428

34 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT Managed American Funds
Growth-Income Fund
Six Months Ended
June 30, 2020
(Unaudited)
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 548,609 $ 5,967,014
Net realized gains 868,631 34,655,680
Net change in unrealized appreciation/depreciation (27,279,094) 44,889,231
Change in net assets resulting from operations (25,861,854) 85,511,925
Distributions to Shareholders From:
Distributable earnings:
Class II — (26,021,166)
Change in net assets from shareholder distributions — (26,021,166)
Change in net assets from capital transactions 32,951,975 123,676,134
Change in net assets 7,090,121 183,166,893
Net Assets:
Beginning of period 523,411,673 340,244,780
End of period $ 530,501,794 $ 523,411,673
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 61,152,635 $ 109,702,911
Dividends reinvested — 26,021,166
Cost of shares redeemed (28,200,660) (12,047,943)
Total Class II Shares 32,951,975 123,676,134
Change in net assets from capital transactions $ 32,951,975 $ 123,676,134
SHARE TRANSACTIONS:
Class II Shares
Issued 5,580,318 9,805,391
Reinvested — 2,310,599
Redeemed (2,482,431) (1,045,257)
Total Class II Shares 3,097,887 11,070,733
Total change in shares 3,097,887 11,070,733
Amounts designated as "—" are zero or have been rounded to zero.

36 - Statement of Cash Flows - June 30, 2020 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT DFA Moderate
Fund
INCREASE IN CASH 0
Cash flows used in operating activities (1,258,406)
Net decrease in net assets from operations $ (2,155,464)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash used in operating activities: (1258406)
Purchase of investment securities of affiliated issuers (540,770)
Proceeds from disposition of investment securities of affiliated issuers 2,130,713
Purchase of investment securities of unaffiliated issuers (5,216,700)
Proceeds from disposition of investment securities of unaffiliated issuers 2,319,508
Reinvestment of interest income from affiliated issuers (43,877)
Change in unrealized appreciation/depreciation in the value of investment securities 2,186,356
Net realized loss from transactions in investment securities 67,510
Decrease in reimbursement from investment adviser 960
Decrease in receivable for investments sold 1,033
Increase in prepaid expenses (111)
Decrease in investment advisory fees payable (192)
Decrease in fund administration fees payable (3,786)
Decrease in distribution fees payable (282)
Increase in administrative servicing fees payable 76
Increase in accounting and transfer agent fees payable 4
Decrease in trustee fees payable (17)
Increase in custodian fees payable 10
Increase in compliance program costs payable 1
Decrease in professional fees payable (3,974)
Increase in printing fees payable 584
Increase in other payables 11
Net cash used in operating activities (1,258,407)
Cash flows provided by financing activities 1258407
Proceeds from shares issued 4,026,147
Cost of shares redeemed (2,767,667)
Cash overdraft (73)
Net cash provided by financing activities 1,258,407
Net increase in cash –
Cash:
Beginning of period –
End of period $ –
Supplemental disclosure of cash flow information:
Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, interest income from affiliated issuers and realized gains distributions from affiliated issuers, as applicable. $43,877
Amounts designated as "—" are zero or have been rounded to zero.

Fund of Funds - June 30, 2020 (Unaudited) - Financial Highlights - 37
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)(g)
Portfolio
Turnover(b)
BlackRock NVIT Managed Global
Allocation Fund
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10.83 (0.02) (0.10) (0.12) — — — $ 10.71 (1.11)% $ 306,048,796 0.46% (0.44)% 1.30% 3.79%
Year Ended December 31, 2019 $ 9.71 0.10 1.34 1.44 (0.06) (0.26) (0.32) $ 10.83 14.95% $ 313,942,570 0.46% 0.95% 1.30% 2.42%
Year Ended December 31, 2018 $ 11.11 0.07 (0.97) (0.90) (0.10) (0.40) (0.50) $ 9.71 (8.47)% $ 246,278,872 0.50% 0.61% 1.34% 3.50%
Year Ended December 31, 2017 $ 9.49 0.10 1.65 1.75 (0.13) — (0.13) $ 11.11 18.43% $ 217,695,865 0.51% 0.91% 1.35% 4.48%
Year Ended December 31, 2016 $ 9.42 0.11 0.17 0.28 (0.09) (0.12) (0.21) $ 9.49 2.98% $ 139,314,319 0.49% 1.22% 1.41% 7.66%
Period Ended December 31, 2015(h) $ 10.00 0.13 (0.71) (0.58) — — — $ 9.42 (5.80)% $ 54,503,899 0.49% 1.41%(i) 1.77% 0.25%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(h) For the period from July 8, 2015 (commencement of operations) through December 31, 2015. Total return is calculated based on inception date of July 7, 2015 through
December 31, 2015.
( i ) Ratio has not been annualized.

38 - Financial Highlights - June 30, 2020 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT DFA Capital Appreciation Fund
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 13.14 0.02 (1.35) (1.33) — — — $ 11.81 (10.12)% $ 22,772,864 0.64% 0.35% 0.85% 14.68%
Year Ended December 31, 2019 $ 11.33 0.23 2.00 2.23 (0.19) (0.23) (0.42) $ 13.14 19.77% $ 29,694,166 0.64% 1.81% 0.88% 33.26%
Year Ended December 31, 2018 $ 13.39 0.25 (1.60) (1.35) (0.22) (0.49) (0.71) $ 11.33 (10.19)% $ 19,706,919 0.64% 1.90% 0.95% 28.54%
Year Ended December 31, 2017 $ 11.66 0.27 1.82 2.09 (0.21) (0.15) (0.36) $ 13.39 17.88% $ 15,209,729 0.66% 2.11% 1.23% 21.29%
Year Ended December 31, 2016 $ 10.72 0.19 1.02 1.21 (0.15) (0.12) (0.27) $ 11.66 11.39% $ 5,982,059 0.73% 1.72% 1.94% 6.56%
Year Ended December 31, 2015 $ 11.88 0.30 (0.69) (0.39) (0.18) (0.59) (0.77) $ 10.72 (3.16)% $ 3,444,331 0.74% 2.53% 2.80% 39.70%
Class P Shares
Six Months Ended June 30,
2020 (Unaudited) $ 12.60 0.03 (1.29) (1.26) — — — $ 11.34 (10.00)% $ 1,093,743 0.49% 0.54% 0.70% 14.68%
Year Ended December 31, 2019 $ 10.88 0.14 2.02 2.16 (0.21) (0.23) (0.44) $ 12.60 19.90% $ 1,221,566 0.49% 1.16% 0.73% 33.26%
Year Ended December 31, 2018 $ 12.89 0.26 (1.55) (1.29) (0.23) (0.49) (0.72) $ 10.88 (10.06)% $ 2,846,256 0.49% 2.08% 0.80% 28.54%
Year Ended December 31, 2017 $ 11.25 0.20 1.82 2.02 (0.23) (0.15) (0.38) $ 12.89 17.98% $ 2,287,161 0.52% 1.61% 1.11% 21.29%
Year Ended December 31, 2016 $ 10.36 0.17 1.02 1.19 (0.18) (0.12) (0.30) $ 11.25 11.54% $ 1,777,076 0.58% 1.60% 1.81% 6.56%
Year Ended December 31, 2015 $ 11.62 0.16 (0.52) (0.36) (0.31) (0.59) (0.90) $ 10.36 (3.00)% $ 1,380,526 0.58% 1.39% 2.73% 39.70%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Fund of Funds - June 30, 2020 (Unaudited) - Financial Highlights - 39
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT DFA Moderate Fund
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 12.77 0.04 (1.00) (0.96) — — — $ 11.81 (7.52)% $ 25,031,826 0.64% 0.71% 0.83% 16.12%
Year Ended December 31, 2019 $ 11.25 0.21 1.75 1.96 (0.20) (0.24) (0.44) $ 12.77 17.51% $ 24,770,637 0.64% 1.68% 0.86% 16.72%
Year Ended December 31, 2018 $ 12.92 0.21 (1.21) (1.00) (0.19) (0.48) (0.67) $ 11.25 (7.82)% $ 20,279,978 0.64% 1.67% 0.91% 28.44%
Year Ended December 31, 2017 $ 11.69 0.16 1.45 1.61 (0.17) (0.21) (0.38) $ 12.92 13.83% $ 15,832,740 0.67% 1.30% 1.01% 50.67%
Year Ended December 31, 2016 $ 11.02 0.14 0.83 0.97 (0.15) (0.15) (0.30) $ 11 .69 8.77% $ 13,237,100 0.73% 1.23% 1.19% 13.11%
Year Ended December 31, 2015 $ 11.57 0.16 (0.37) (0.21) (0.19) (0.15) (0.34) $ 11.02 (1.76)% $ 11,256,362 0.74% 1.35% 1.31% 7.20%
Class P Shares
Six Months Ended June 30,
2020 (Unaudited) $ 12.55 0.05 (0.98) (0.93) — — — $ 11.62 (7.41)% $ 4,114,109 0.49% 0.79% 0.68% 16.12%
Year Ended December 31, 2019 $ 11.06 0.24 1.71 1.95 (0.22) (0.24) (0.46) $ 12.55 17.71% $ 5,271,249 0.49% 1.97% 0.71% 16.72%
Year Ended December 31, 2018 $ 12.72 0.19 (1.16) (0.97) (0.21) (0.48) (0.69) $ 11.06 (7.73)% $ 3,700,080 0.49% 1.54% 0.76% 28.44%
Year Ended December 31, 2017 $ 11.51 0.25 1.35 1.60 (0.18) (0.21) (0.39) $ 12.72 14.00% $ 4,660,600 0.51% 2.04% 0.85% 50.67%
Year Ended December 31, 2016 $ 10.85 0.15 0.82 0.97 (0.16) (0.15) (0.31) $ 11.51 8.96% $ 2,320,860 0.58% 1.35% 1.04% 13.11%
Year Ended December 31, 2015 $ 11.41 0.15 (0.35) (0.20) (0.21) (0.15) (0.36) $ 10.85 (1.70)% $ 2,029,637 0.58% 1.28% 1.16% 7.20%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

40 - Financial Highlights - June 30, 2020 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT iShares
®
Fixed Income ETF
Fund
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .69 0.10 0.53 0.63 — — — $ 11 .32 5.89% $ 10,850,463 0.67% 1.82% 1.84% 47.33%
Period Ended December 31, 2019(h) $ 10 .00 0.28 0.57 0.85 (0.10) (0.06) (0.16) $ 10 .69 8.51% $ 3,900,108 0.67% 2.80% 5.82% 34.43%
Class Y Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .53 0.12 0.54 0.66 — — — $ 11 .19 6.27% $ 1,954,207 0.17% 2.28% 1.41% 47.33%
Period Ended December 31, 2019(h) $ 10 .00 0.33 0.57 0.90 (0.31) (0.06) (0.37) $ 10 .53 8.97% $ 1,396,505 0.17% 3.33% 6.12% 34.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) For the period from January 24, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of January 23,
2019 through December 31, 2019.

Fund of Funds - June 30, 2020 (Unaudited) - Financial Highlights - 41
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT iShares
®
Global Equity ETF
Fund
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 11 .81 0.10 (0.99) (0.89) — — — $ 10 .92 (7.54)% $ 5,098,081 0.67% 1.97% 2.75% 19.74%
Period Ended December 31, 2019(h) $ 10 .00 0.28 1.64 1.92 (0.05) (0.06) (0.11) $ 11 .81 19.23% $ 3,125,956 0.67% 2.65% 7.62% 20.44%
Class Y Shares
Six Months Ended June 30,
2020 (Unaudited) $ 11 .23 0.12 (0.94) (0.82) — — — $ 10 .41 (7.30)% $ 1,026,269 0.17% 2.41% 2.21% 19.74%
Period Ended December 31, 2019(h) $ 10 .00 0.27 1.71 1.98 (0.69) (0.06) (0.75) $ 11 .23 19.82% $ 627,895 0.17% 2.64% 8.76% 20.44%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) For the period from January 24, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of January 23,
2019 through December 31, 2019.

42 - Financial Highlights - June 30, 2020 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
NVIT Managed American Funds
Asset Allocation Fund
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 11.80 0.01 (0.45) (0.44) — — — $ 11.36 (3.73)% $ 2,263,435,568 0.69% 0.26% 0.69% 8.35%
Year Ended December 31, 2019 $ 10.37 0.18 1.76 1.94 (0.19) (0.32) (0.51) $ 11.80 18.97% $ 2,309,941,982 0.69% 1.57% 0.69% 0.82%
Year Ended December 31, 2018 $ 11.59 0.15 (0.67) (0.52) (0.14) (0.56) (0.70) $ 10.37 (4.82)% $ 1,706,672,250 0.69% 1.33% 0.69% 0.39%
Year Ended December 31, 2017 $ 10.16 0.13 1.64 1.77 (0.21) (0.13) (0.34) $ 11.59 17.55% $ 1,502,670,401 0.69% 1.21% 0.69% 1.60%
Year Ended December 31, 2016 $ 9.36 0.14 0.66 0.80 — — — $ 10.16 8.55% $ 989,061,462 0.69% 1.42% 0.69% 0.70%
Year Ended December 31, 2015 $ 9.92 0.18 (0.40) (0.22) (0.17) (0.17) (0.34) $ 9.36 (2.25)% $ 595,232,350 0.71% 1.79% 0.71% 1.24%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

Fund of Funds - June 30, 2020 (Unaudited) - Financial Highlights - 43
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)(g)
Portfolio
Turnover(b)
NVIT Managed American Funds
Growth-Income Fund
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 11.87 0.01 (0.64) (0.63) — — — — $ 11.24 (5.31)% $ 530,501,794 0.70% 0.22% 0.70% 15.86%
Year Ended December 31, 2019 $ 10.30 0.16 2.06 2.22 (0.17) (0.48) — (0.65) $ 11.87 21.98% $ 523,411,673 0.71% 1.38% 0.71% 2.71%
Year Ended December 31, 2018 $ 11.12 0.13 (0.38) (0.25) (0.11) (0.46) — (0.57) $ 10.30 (2.58)% $ 340,244,780 0.72% 1.11% 0.72% 6.21%
Year Ended December 31, 2017 $ 9.23 0.12 1.88 2.00 (0.10) (0.01) — (0.11) $ 11.12 21.70% $ 272,299,135 0.72% 1.17% 0.72% 5.92%
Year Ended December 31, 2016 $ 8.99 0.13 0.78 0.91 (0.13) (0.54) — (0.67) $ 9.23 10.04% $ 143,388,667 0.72% 1.46% 0.76% 10.43%
Year Ended December 31, 2015 $ 10.15 0.13 (0.13) — (0.10) (0.95) (0.11) (1.16) $ 8.99 0.14% $ 70,848,729 0.69% 1.24% 0.84% 2.83%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

44 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Fund of Funds
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of June 30, 2020, the Trust operates
sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the seven (7) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
BlackRock NVIT Managed Global Allocation Fund ("BlackRock Managed Global Allocation")
NVIT DFA Capital Appreciation Fund ("DFA Capital Appreciation")
NVIT DFA Moderate Fund ("DFA Moderate")
NVIT iShares
®
Fixed Income ETF Fund ("iShares Fixed Income")
NVIT iShares
®
Global Equity ETF Fund ("iShares Global Equity")
NVIT Managed American Funds Asset Allocation Fund ("Managed American Asset Allocation")
NVIT Managed American Funds Growth-Income Fund ("Managed American Growth-Income")
Only separate accounts established by Nationwide Life
Insurance Company (“NLIC”), a wholly owned subsidiary of
NFS, hold shares of BlackRock Managed Global Allocation,
Managed American Asset Allocation, and Managed American
Growth-Income. Shares of DFA Capital Appreciation, DFA
Moderate, iShares Fixed Income, and iShares Global Equity are
held by separate accounts established by NLIC, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of
NLIC, and other unaffiliated insurance companies.
Each of the Funds operates as a “fund-of-funds,” which means that each of the Funds pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual
funds (including exchange traded funds) (“Underlying Funds”), and may have additional investment and concentration risk.
The Underlying Funds typically invest in stocks, bonds, and
other securities. DFA Capital Appreciation and DFA Moderate
also invest in an unregistered fixed investment contract (the
“Nationwide Contract”) issued by NLIC.
Each of the Underlying Funds held by DFA Capital Appreciation and DFA Moderate is sponsored by Dimensional Fund Advisors
LP (the “DFA Underlying Funds”). Each of the Underlying
Funds held by iShares Fixed Income and iShares Global Equity is sponsored by BlackRock Fund Advisors (the “iShares ETF
Underlying Funds”).
The Funds, as applicable, currently offer Class II, Class P
and Class Y shares. Each share class of a Fund represents
interests in the same portfolio of investments of that Fund
and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each of the Funds is a diversified fund, as defined in the 1940
Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.

Fund of Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 45
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of
“Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.
Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each
security trades. Shares of registered open-end Underlying
Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund.
Shares of exchange traded funds are generally valued at the
last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end Underlying Funds and shares of exchange traded funds
valued in this manner are generally categorized as Level 1
investments within the hierarchy. Repurchase agreements are
valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the
hierarchy.
The Funds may invest in other unaffiliated mutual funds
(including exchange traded funds), which are open-end
investment companies generally available to the public
and other investment companies. The Funds’ Schedules of
Investments list each of the Underlying Funds held as of period end as an investment of each Fund, but do not include the
underlying holdings of each Underlying Fund.
As an Investing Fund, each Fund indirectly bears its
proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available at the Securities and Exchange Commission's
(the "SEC") website at www.sec.gov. In addition, the financial statements of the Underlying Funds are available on the SEC's website.
Certain Funds currently invest in the Nationwide Contract. The
Nationwide Contract is a fixed interest contract issued by NLIC.
The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each Fund that invests in a contract, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, a Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of a Fund that invests in
it. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Funds a new fixed interest contract (or amend the existing contract). NFA can
increase or redeem all or a portion of a Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment.
Neither the Funds, NFA, NLIC nor any of its affiliates guarantee a Fund’s performance or that a Fund will provide a certain level of income.
The Funds’ portfolio managers believe that the stable nature of the Nationwide Contract may reduce a Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under
certain market conditions, such as when the market values
of bonds and other debt securities increase, investing in the
Nationwide Contract could hamper a Fund’s performance.
The interest credited to each Fund on a daily basis as a result of the investment in the Nationwide Contract is reinvested in the Nationwide Contract. Therefore, the par value represents the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. NLIC may revise the interest rate on the Nationwide Contract at its discretion.
During the six months ended June 30, 2020, the rates for the Nationwide Contract were as follows:
Effective Date End Date Rate of Interest
January 1, 2020 March 31, 2020 2.50%
April 1, 2020 June 30, 2020 2.25%
July 1, 2020 no less than 0.00% per annum.

46 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Fund of Funds
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2020. Please refer to the
Statements of Investments for additional information on portfolio holdings.
BlackRock Managed Global Allocation
Level 1 Level 2 Level 3 Total
Assets:
Investment Company $ 288,570,535 $ – $ – $ 288,570,535
Total Assets $ 288,570,535 $ – $ – $ 288,570,535
Liabilities:
Futures Contracts $ (1,461,817) $ – $ – $ (1,461,817)
Total Liabilities $ (1,461,817) $ – $ – $ (1,461,817)
Total $ 287,108,718 $ – $ – $ 287,108,718
DFA Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 22,730,815 $ – $ – $ 22,730,815
Investment Contract – – 1,167,772 1,167,772
Total $ 22,730,815 $ – $ 1,167,772 $ 23,898,587
DFA Moderate
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 26,273,739 $ – $ – $ 26,273,739
Investment Contract – – 2,907,447 2,907,447
Total $ 26,273,739 $ – $ 2,907,447 $ 29,181,186
iShares Fixed Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 12,784,510 $ – $ – $ 12,784,510
Repurchase Agreement – 206,705 – 206,705
Total $ 12,784,510 $ 206,705 $ – $ 12,991,215
iShares Global Equity
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 6,134,884 $ – $ – $ 6,134,884
Repurchase Agreements – 1,084,853 – 1,084,853
Total $ 6,134,884 $ 1,084,853 $ – $ 7,219,737
Managed American Asset Allocation
Level 1 Level 2 Level 3 Total
Assets:
Investment Company $ 2,152,111,891 $ – $ – $ 2,152,111,891
Total Assets $ 2,152,111,891 $ – $ – $ 2,152,111,891
Liabilities:
Futures Contracts $ (9,749,956) $ – $ – $ (9,749,956)
Total Liabilities $ (9,749,956) $ – $ – $ (9,749,956)
Total $ 2,142,361,935 $ – $ – $ 2,142,361,935

Fund of Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 47
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Funds’ Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds’ investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
For additional information about the unaffiliated Underlying
Funds’ valuation policies, please refer to the unaffiliated funds’
most recent annual or semiannual report. DFA Underlying
Funds’ most recent annual or semiannual report can be found at
us.dimensional.com. BlackRock Managed Global Allocation's
Underlying Fund's most recent annual or semiannual
report can be found at www.blackrock.com. iShares ETF
Underlying Funds’ most recent annual or semiannual report
to shareholders can be found at www.ishares.com. Managed
Managed American Growth-Income
Level 1 Level 2 Level 3 Total
Assets:
Investment Company $ 489,020,897 $ – $ – $ 489,020,897
Total Assets $ 489,020,897 $ – $ – $ 489,020,897
Liabilities:
Futures Contracts $ (3,575,306) $ – $ – $ (3,575,306)
Total Liabilities $ (3,575,306) $ – $ – $ (3,575,306)
Total $ 485,445,591 $ – $ – $ 485,445,591
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
DFA Capital Appreciation
Investment
Contract Total
Balance as of December 31, 2019 $ 2,400,180 $ 2,400,180
Purchases
*
206,404 206,404
Sales (1,438,812) (1,438,812)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2020 $ 1,167,772 $ 1,167,772
DFA Moderate
Investment
Contract Total
Balance as of December 31, 2019 $ 4,453,513 $ 4,453,513
Purchases
*
584,647 584,647
Sales (2,130,713) (2,130,713)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2020 $ 2,907,447 $ 2,907,447
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.25% (2.25%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

48 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Fund of Funds
American Asset Allocation's and Managed American Growth-
Income's Underlying Funds' most recent annual or semiannual
report can be found at  www.americanfunds.com.
Cash Overdraft
Certain Funds may have overdrawn U.S. Dollar and/or foreign
currency balances with the Funds’ custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds’ borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At June 30, 2020, the Funds did not have overdrawn balances.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest
rates, for the purpose of reducing active risk in the portfolio, to gain exposure to the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus.
Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts.”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2020:
BlackRock Managed Global Allocation
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk Payable for variation margin on futures contracts $ (1,461,817)
Total $ (1,461,817)
Managed American Asset Allocation
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk Payable for variation margin on futures contracts $ (9,749,956)
Total $ (9,749,956)

Fund of Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 49
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2020
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2020
Managed American Growth-Income
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk Payable for variation margin on futures contracts $ (3,575,306)
Total $ (3,575,306)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
BlackRock Managed Global Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (1,468,100)
Total $ (1,468,100)
Managed American Asset Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (32,660,224)
Total $ (32,660,224)
Managed American Growth-Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (4,968,467)
Total $ (4,968,467)
BlackRock Managed Global Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (2,388,043)
Total $ (2,388,043)
Managed American Asset Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (16,832,510)
Total $ (16,832,510)
Managed American Growth-Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (3,877,400)
Total $ (3,877,400)

50 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Fund of Funds
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2020:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements on the Funds’ financial position. At June 30, 2020, certain Funds have entered into futures contracts. The futures contracts
agreement does not provide for a netting arrangement.
Securities Lending
During the six months ended June 30, 2020, certain
funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to
any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest
income”, as applicable, on the Statements of Operations. The
Funds also receive interest that would have been earned on
the securities loaned while simultaneously seeking to earn
income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less
expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and
reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good
standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2020, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-
market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
BlackRock Managed Global Allocation
Futures Contracts:
Average Notional Balance Long $14,138,267
Average Notional Balance Short $ 58,321,924
Managed American Asset Allocation
Futures Contracts:
Average Notional Balance Long $82,900,559
Average Notional Balance Short $ 385,856,398
Managed American Growth-Income
Futures Contracts:
Average Notional Balance Long $3,548,933
Average Notional Balance Short $ 127,679,636
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
iShares Fixed Income $ 206,705
iShares Global Equity 1,084,853

Fund of Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 51
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to
make the Fund whole. These remedies include purchasing
replacement securities by applying the collateral held from
the defaulting borrower against the purchase cost of the
replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by
purchasing replacement securities at JPMorgan’s expense, or
paying the Fund an amount equal to the market value of the
replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.
At June 30, 2020, the Securities Lending Agreement does not
permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended June 30, 2020, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan,
the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a
pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share
of proceeds from any repurchase or other disposition of the
underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon
or JPMorgan takes possession of the collateral pledged for
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value
is equal to or greater than the repurchase price, including
accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the
seller of the security, realization of the collateral by the Funds may be delayed or limited.
At June 30, 2020, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
At June 30, 2020, the joint repos on a gross basis were as follows:
Bank of America NA, 0.09%, dated 6/30/2020, due 7/1/2020, repurchase price $147,421,822, collateralized by U.S. Government
Agency Securities, 3.00%, maturing 7/20/2049; total market value $150,369,883.
Nomura Securities International, Inc., 0.07%, dated 6/30/2020, due 7/1/2020, repurchase price $86,100,167, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 8/31/2021 - 5/15/2050; total market value $87,822,005.
Pershing LLC, 0.14%, dated 6/30/2020, due 7/1/2020, repurchase price $69,200,269, collateralized by U.S. Government Agency and
Treasury Securities, ranging from 0.00% - 10.00%, maturing 7/23/2020 - 12/20/2069; total market value $70,584,025.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
iShares Fixed
Income
Bank of America
NA $ 206,705 $ – $ 206,705 $ (206,705) $ –
Total $ 206,705 $ – $ 206,705 $ (206,705) $ –

52 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Fund of Funds
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from
the Underlying Funds is recognized on the ex-dividend date
and is recorded as income on the Statements of Operations.
Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded
on the Statements of Operations as such. Interest income is
recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with
the requirements of Subchapter M of the U.S. Internal Revenue
Code of 1986, as amended, and to make distributions of net
investment income and net realized capital gains sufficient
to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Cash and Cash Equivalents
For the purposes of the Statements of Cash Flows, the Funds
define Cash and Cash Equivalents as cash, restricted cash,
money market funds and other investments held in lieu of cash.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to the
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
iShares Global
Equity
Bank of America
NA $ 484,853 $ – $ 484,853 $ (484,853) $ –
iShares Global
Equity
Nomura Securities
International, Inc. 100,000 – 100,000 (100,000) –
iShares Global
Equity Pershing LLC 500,000 – 500,000 (500,000) –
Total $ 1,084,853 $ – $ 1,084,853 $ (1,084,853) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* At June 30, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fund of Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 53
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each of the Funds as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2020, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2020, the Fund paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving investment advisory fees of the Funds according to the following schedule until the earlier of April 30, 2021 or the Funds cease to operate as a “fund-of-funds”.
During the six months ended June 30, 2020, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended June 30, 2020, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
Fund Subadviser
BlackRock Managed Global Allocation Nationwide Asset Management, LLC (“NWAM”) (a)
iShares Fixed Income BlackRock Investment Management, LLC ("BlackRock")
iShares Global Equity BlackRock
Managed American Asset Allocation NWAM (a)
Managed American Growth-Income NWAM (a)
(a) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
BlackRock Managed Global Allocation All assets 0.74%
DFA Capital Appreciation Up to $500 million 0.17%
$500 million and more 0.13%
DFA Moderate Up to $500 million 0.17%
$500 million and more 0.13%
iShares Fixed Income All assets 0.11%
iShares Global Equity All assets 0.11%
Managed American Asset Allocation Up to $2 billion 0.15%
$2 billion and more 0.14%
Managed American Growth-Income Up to $500 million 0.15%
$500 million and more 0.14%
Fund
Advisory Fee Waiver
(annual rate)
BlackRock Managed Global Allocation 0.59%
Fund Amount
BlackRock Managed Global Allocation $ 887,209
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
BlackRock Managed Global Allocation 0.74% 0.15% 0.15%

54 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Fund of Funds
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $76,757 during the six months ended June 30, 2020.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30,
2021.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of June 30, 2020, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
DFA Capital Appreciation 0.17 % N/A 0.00%
DFA Moderate 0.17 N/A 0.00
iShares Fixed Income 0.11 N/A 0.00
iShares Global Equity 0.11 N/A 0.00
Managed American Asset Allocation 0.15 N/A 0.15
Managed American Growth-Income 0.15 N/A 0.15
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
BlackRock Managed Global Allocation Class II 1.19%
DFA Capital Appreciation All Classes 0.24%
DFA Moderate All Classes 0.24%
iShares Fixed Income All Classes 0.17%
iShares Global Equity All Classes 0.17%
Managed American Asset Allocation All Classes 0.23%
Managed American Growth-Income All Classes 0.22%
Fund
Fiscal Year 2017
Amount
Fiscal Year 2018
Amount
Fiscal Year 2019
Amount
Six Months Ended
June 30, 2020
Amount Total
BlackRock Managed Global
Allocation $ — $ — $ — $ — $ —
DFA Capital Appreciation 31,101 66,011 59,132 25,508 181,752
DFA Moderate 30,956 65,241 59,048 25,015 180,260
iShares Fixed Income N/A N/A 131,827(a) 49,624 181,451
iShares Global Equity N/A N/A 132,068(a) 49,870 181,938
Managed American Asset Allocation — — — — —
Managed American Growth-Income — — — — —
Amounts designated as "—" are zero or have been rounded to zero.
N/A — Not Applicable.
(a) For the period from January 24, 2019 (commencement of operations) through December 31, 2019.

Fund of Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 55
During the six months ended June 30, 2020, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2020, NFM earned $527,940
in fees from the Funds under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2020, the Funds’ aggregate
portion of such costs amounted to $6,734.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Funds at an annual rate of 0.25% for
Class II and Class P shares of each Fund. Class Y shares do
not pay a distribution fee.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2021:
During the six months ended June 30, 2020, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of each of the Funds.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund
Distribution Fee Waiver
(Annual Rate)
BlackRock Managed Global Allocation 0.25%
Fund Amount
BlackRock Managed Global Allocation $ 375,937

56 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Fund of Funds
For the six months ended June 30, 2020, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2020, each Fund’s total administrative services fees were as follows:
Investments in Affiliated Issuers
DFA Capital Appreciation and DFA Moderate invest in shares of the Nationwide Contract, which is an affiliate of the Funds. The
Funds’ transactions in the shares of the Nationwide Contract during the semiannual June 30, 2020 were as follows:
Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate of
1.00% per annum plus the higher of (a) the one-month London
Interbank Offered Rate or (b) the Federal Funds Rate. Interest
costs, if any, would be shown on the Statements of Operations.
No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 9, 2020. During the six months ended June 30, 2020, the Funds had no borrowings
under the line of credit.
Fund Class II
BlackRock Managed Global Allocation 0.25%
DFA Capital Appreciation 0.15
DFA Moderate 0.15
iShares Fixed Income 0.25
iShares Global Equity 0.25
Managed American Asset Allocation 0.25
Managed American Growth-Income 0.25
Fund Amount
BlackRock Managed Global Allocation $375,936
DFA Capital Appreciation 17,834
DFA Moderate 17,202
iShares Fixed Income 8,675
iShares Global Equity 4,683
Managed American Asset Allocation 2,781,909
Managed American Growth-Income 628,238
DFA Capital Appreciation
Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Contract ^∞(a) $1,167,772 2,400,180 206,404 (1,438,812) — — 1,167,772 21,680 —
DFA Moderate
Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Contract ^∞(a) $2,907,447 4,453,513 584,647 (2,130,713) — — 2,907,447 43,877 —
Amounts designated as “—” are zero or have been rounded to zero.
* Purchases include reinvestment of income and realized gain distributions, as applicable.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.

Fund of Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 57
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the six
months ended June 30, 2020, none of the Funds engaged in
interfund lending.
Investment Transactions
For the six months ended June 30, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the DFA Capital Appreciation,
DFA Moderate, iShares Fixed Income and iShares Global
Equity invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a
complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the
Funds.
In addition, information about the risks of an investment in each Underlying Fund may be found in such Underlying Fund’s
annual or semiannual report to shareholders, which is available at us.dimensional.com for DFA Capital Appreciation and DFA
Moderate and www.ishares.com for iShares Fixed Income
and iShares Global Equity or at the SEC's website at www.
sec.gov. Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in
each such Underlying Fund’s annual or semiannual report to
shareholders.
BlackRock Managed Global Allocation, Managed American
Asset Allocation and Managed American Growth-Income each
concentrates its investments primarily in a single Underlying
Fund. Therefore, each Fund has the same principal risks as
the Underlying Fund. Information about each Underlying
Fund’s risks may be found in such Underlying Fund’s annual
or semiannual report to shareholders which can be found at
www.blackrock.com for BlackRock Managed Global Allocation
and www.americanfunds.com for Managed American Asset
Allocation and Managed American Growth-Income or at the
SEC's website at www.sec.gov. The relative concentration in
each Underlying Fund also may affect the direct performance
of each of the Funds, positively or negatively, and may have a greater risk of loss.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of a Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
On July 27, 2017, the United Kingdom’s Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Finance Rate (SOFR) as the preferred alternative
Fund Purchases
*
Sales
BlackRock Managed Global Allocation $ 10,826,313 $ 24,173,334
DFA Capital Appreciation 3,753,818 7,964,872
DFA Moderate 5,757,469 4,450,221
iShares Fixed Income 11,149,852 4,031,305
iShares Global Equity 3,323,391 954,057
Managed American Asset Allocation 176,914,429 180,616,116
Managed American Growth-Income 85,919,317 75,873,023
* Purchases include reinvestments of income and realized gain distributions, as applicable.

58 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Fund of Funds
to LIBOR. The SOFR committee has noted the stability of
the repurchase market on which the rate is based. New York
Federal Reserve began publication of the rate in April 2018.
Management is currently evaluating the implications of the
change and its impact on financial statement disclosures and reporting requirements.
Federal Tax Information
As of June 30, 2020, the tax cost of investments (including short positions) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Subsequent Events
The Trusts’ credit agreement has been renewed through July
8, 2021. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended
June 30, 2020 (discussed above under “Line of Credit and
Interfund Lending”).
On June 10, 2020, the Board of Trustees, including a majority of the trustees who are not interested persons, unanimously
approved a Plan of Reorganization between NVIT DFA
Capital Appreciation Fund ("DFA Capital Appreciation") and
NVIT Investor Destinations Capital Appreciation ("Investor
Destinations Capital Appreciation"), each a series of the Trust, pursuant to which DFA Capital Appreciation will be merged
into Investor Destinations Capital Appreciation (the “Merger”).
Shareholders of DFA Capital Appreciation were not required,
and were not requested, to approve the Merger. Further
information regarding the details of the Merger and Investor
Destinations Capital Appreciation will be provided in an
information statement that will be delivered to DFA Capital
Appreciation shareholders. The Merger will be finalized on or around October 23, 2020.
On June 10, 2020, the Board of Trustees, including a majority of the trustees who are not interested persons, unanimously
approved a Plan of Reorganization between NVIT DFA Moderate
Fund ("DFA Moderate") and NVIT Investor Destinations
Moderate ("Investor Destinations Moderate"), each a series of the Trust, pursuant to which DFA Moderate will be merged into
Investor Destinations Moderate (the “Merger”). Shareholders of
DFA Moderate were not required, and were not requested, to
approve the Merger. Further information regarding the details of the Merger and Investor Destinations Moderate will be
provided in an information statement that will be delivered to
DFA Moderate shareholders. The Merger will be finalized on or around October 23, 2020.
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Coronavirus (COVID-19) Pandemic
The global spread of novel coronavirus disease (COVID-19)
was declared a pandemic by the World Health Organization.
This pandemic has resulted in significant disruptions to
economies and markets, adversely impacting individual
companies, sectors, industries, currencies, interest and
inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Given the increasing interdependence among global economies
and markets, the adverse economic effects of COVID-19 in
one country or region are increasingly likely to be felt in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions
in a timely manner and negatively impact the Funds' ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
BlackRock Managed Global Allocation $ 270,054,725 $ 18,515,811 $ (1,461,818) $ 17,053,993
DFA Capital Appreciation 25,384,603 317,502 (1,803,518) (1,486,016)
DFA Moderate 29,600,149 984,508 (1,403,471) (418,963)
iShares Fixed Income 12,610,504 380,711 – 380,711
iShares Global Equity 6,886,663 333,323 (249) 333,074
Managed American Asset Allocation 2,036,761,647 115,350,244 (9,749,956) 105,600,288
Managed American Growth-Income 489,935,255  – (4 , 489 , 664 ) (4,489,664)
Amounts designated as "−" are zero or have been rounded to zero.

Fund of Funds - June 30, 2020 - Supplemental Information - 59
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”)
adopted Rule 22e-4 under the Investment Company Act of
1940 (the “Liquidity Rule”), which requires all open-end funds
(other than money market funds) to adopt and implement a
program reasonably designed to assess and manage the
fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without
significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance
Trust (the “Trust”) has adopted and implemented a liquidity
risk management program in accordance with the Liquidity
Rule (the “Program”). The Trust’s Board of Trustees (the
“Board”) has designated Nationwide Fund Management LLC
(“NFM”) as the Program Administrator for each Fund. NFM
has established a Liquidity Risk Management Committee (the
“LRMC”), composed of senior members from relevant groups
in the Nationwide organization, to manage the Program for
each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 10,
2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2018 through November 30,
2019. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

Fund of Funds - June 30, 2020 (Unaudited) - Management Information - 61
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 68 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
2
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 117
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lead from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.

62 - Management Information - June 30, 2020 (Unaudited) - Fund of Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012 117
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 117
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Chairman since
February 2005
117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
2
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 117
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Fund of Funds - June 30, 2020 (Unaudited) - Management Information - 63
1
Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

64 - Market Index Definitions - June 30, 2020 (Unaudited) - Fund of Funds
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:
An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the
International Monetary Fund.
Bloomberg Barclays Long Treasury Index:
An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years re maining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:
An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:
An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index:
An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-
backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass- throughs ), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index:
An unmanaged index that measures the performance
of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:
An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index:
An unmanaged index that measures the performance of the
non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
:
An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index:
A market value-weighted index comprising agency mortgage-backed pass-through securities of the Government National Mortgage Association ( Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US):
An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
):
An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index:
An unmanaged, market capitalization-weighted index that reflects the performance of the
North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged):
An unmanaged, market capitalization-weighted index that is
not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

Fund of Funds - June 30, 2020 (Unaudited) - Market Index Definitions - 65
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI):
An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited ("FTSE") © FTSE 2020. “FTSE
®
“ is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent .
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged):
An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index:
An unmanaged index made up of over 1,200 high yield bonds representing high-
yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index:
An unmanaged index that gives a broad look at how fixed-rate
U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index:
An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch
Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index:
An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index:
An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F):
A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy. The
Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval . © 2020,
JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes:
A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

66 - Market Index Definitions - June 30, 2020 (Unaudited) - Fund of Funds
Morningstar
®
Lifetime Moderate Income Index:
An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S.
investor who is at least ten years into retirement.
Morningstar
®
( Mstar ) Target Risk Indexes:
A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.
The Morningstar Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
The Morningstar Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.
Note about Morningstar Category™
The Morningstar Category™ is a proprietary Morningstar data point and is assigned based on the underlying securities in each portfolio.
Categories make it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds. A Fund is placed in a category based on its portfolio statistics and compositions over the previous three-year period. If a Fund is new and has no portfolio history, Morningstar assigns a temporary category. When necessary, Morningstar may change a category assignment based on recent changes to a Fund’s portfolio.
MSCI ACWI
®
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United
States.
MSCI ACWI
®
ex USA Growth:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by MSCI; excludes the United States.
MSCI EAFE
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI World ex USA Index
SM
:
 Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM) countries—
excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
MSCI World Index
SM
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Value Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI Emerging Markets
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Russell 1000
®
Growth Index:
An unmanaged index that measures the performance of the large-capitalization growth segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index:
An unmanaged index that measures the performance of the large-capitalization value segment of the U.S.
equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

Fund of Funds - June 30, 2020 (Unaudited) - Market Index Definitions - 67
Russell 2000
®
Growth Index:
An unmanaged index that measures the performance of the small-capitalization growth segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index:
An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index:
An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index:
A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell Midcap
®
Growth Index:
An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index:
An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S.
equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
S&P 500
®
Index:
An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index:
An index measuring performance of  treasury bonds in local currencies. The bonds are issued by developed market countries outside the  U.S.
S&P MidCap 400
®
(S&P 400) Index:
An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
:
An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Biotechnology Select Industry Index:
An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes:
A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus
11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-FOF (8/20)

Semiannual Report
June 30, 2020 (Unaudited)
Nationwide Variable Insurance Trust
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.
gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2020

Message to Investors 1
Consolidated Fund Overview 3
Consolidated Shareholder Expense Example 4
Consolidated Statement of Investments 5
Consolidated Statement of Assets and Liabilities 7
Consolidated Statement of Operations 9
Consolidated Statement of Changes in Net Assets 10
Notes to Consolidated Financial Statements 12
Supplemental Information 21
Management Information 22
Market Index Definitions 25

- June 30, 2020 (Unaudited) - Message to Investors - 1
Dear Investor,
During this time of unparalleled uncertainty, Nationwide
has remained steadfastly committed to protecting people,
businesses and futures with extraordinary care. We have
diligently sought to care for our associates, communities, and ultimately you, our investors. Equity markets experienced
an unprecedented period of volatility during the semi-annual reporting period from January 1, 2020 through June 30, 2020, as investors tried to make sense of the coronavirus outbreak and the resulting shuttering of the economy.
Economic growth collapsed through the reporting period as a
result of the shutdown, with a 5% decline in first quarter real gross domestic product (GDP), which is the weakest level since the 2008 financial crisis. Economists estimate that the second quarter contracted by a record 33% but anticipate rebounding in the second half of the year. Corporate profits have been
devastated with a decline of 14% in the first quarter and an expected decline of up to 45% in the second quarter. As the
economy begins an uneven reopening, tremendous uncertainty
surrounds the trajectory of the recovery and the long-term
economic damage created by the covid-19 pandemic.
The S&P 500 declined through the reporting period
despite aggressive mitigation efforts
Markets experienced extreme volatility during the reporting
period: the coronavirus outbreak caused the sharpest bear
market since the Great Depression and a subsequent impressive bounce in the second half of the period. The S&P 500
®
Index
(S&P 500) started the year with momentum from a strong 2019, hitting a record-high on February 19 and recording a year-to-
date return of 5.0%. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23. Since 1950, there have been five previous
occasions where the S&P 500 fell 30%, taking on average 297
trading days (roughly a year and 2 months). The quickest 30%
fall was in 1987 and took a mere 70 days. In comparison, this time the decline occurred within 20 days. Aggressive fiscal and monetary policy, teamed with the prospect for reopening the
economy, drove investor sentiment higher, with a 39% rally
through the period that began on January 1, 2020 and ended
June 30, 2020. Overall, for the six-month period from January
1, 2020 to June 30, 2020, the S&P 500 finished with a return of -3.1%. Fixed income returns were mostly higher, including a dramatic drop in interest rates, more than offsetting wider credit spreads.
International markets lagged domestic markets as they have for much of the past decade, with the MSCI EAFE
®
Index returning
-11.3% and the MSCI Emerging Markets
®
Index returning
-9.8%. The global pandemic and subsequent economic
shutdown had a broad impact, though the peak in many foreign countries caused a recent outperformance of international
indexes versus domestic indexes.
U.S. economic activity faces unprecedented challenges
from the outbreak, and lasting implications remain
unclear
While much of 2019 was characterized by near universal strong returns and low volatility for risk assets, this reversed sharply during this period as equities, commodities and spread-based bonds (bond types that are measured by the difference in their yield versus a Treasury yield, usually the 10-year Treasury)
declined. Growth stocks substantially outperformed value
stocks, and large-cap stocks beat small-cap stocks.
Fixed-income markets were higher, driven by a decline in
interest rates to historic lows. The Federal Reserve aggressively added stimulus to the economy, first by bringing the Federal
Funds target rate effectively to 0% by March 15, followed by an aggressive bond-buying program that expanded the balance
sheet from $2.9 trillion to $7.1 trillion through the end of the period. Federal Reserve Chair Powell has indicated that the
Fed will remain active in supporting the market and that there is no maximum to their balance sheet growth. Interest rates
collapsed across the curve through the period, with the 10-year
US Treasury yield falling from 1.92% to a record-low of 0.50%
as of March 9, 2020, before bouncing modestly to 0.65% by
June 30th. The 2-year yield dropped from 1.57% to 0.15%,
widening the spread between the two yields to 0.50%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is wise to remain vigilant and informed during periods of stress and avoid the temptation to react on emotions as investment decisions
driven by emotions often leads to suboptimal outcomes.
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. Thank you for your continued support and confidence.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - June 30, 2020 (Unaudited) -
Index
Annual Total Return
(as of June 30, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -0.43%
Bloomberg Barclays
Municipal Bond 2.08%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 2.88%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 17.05%
Bloomberg Barclays U.S.
Aggregate Bond 6.14%
Bloomberg Barclays U.S.
Corporate High Yield -3.80%
MSCI EAFE
®
-11.34%
MSCI Emerging Markets
®
-9.78%
MSCI ACWI ex USA -11.00%
Russell 1000
®
Growth 9.81%
Russell 1000
®
Value -16.26%
Russell 2000
®
-12.98%
S&P 500
®
-3.08%
Source: Morningstar

- June 30, 2020 (Unaudited) - Consolidated Fund Overview - 3
Asset Allocation
1
Supranational 15.1%
Foreign Government Securities 9.2%
Corporate Bonds 8.4%
Futures Contracts 0.7%
Other assets in excess of liabilities
§
66.6%
100.0%
Top Industries
2
Banks 9.6%
Capital Markets 9.5%
Transportation Infrastructure 6.6%
Other Industries 74.3%
100.0%
Top Holdings
2
European Investment Bank, 4.00%, 2/16/2021 9.6%
Nordic Investment Bank, 1.63%, 11/20/2020 9.6%
Republic of Finland, 1.50%, 9/21/2020 9.6%
Korea Development Bank (The), 2.50%, 1/13/2021 9.6%
African Development Bank, 2.63%, 3/22/2021 9.6%
CPPIB Capital, Inc., 2.38%, 1/29/2021 9.5%
European Bank for Reconstruction & Development,
2.00%, 2/1/2021 9.5%
Province of Ontario, 2.55%, 2/12/2021 9.4%
Japan Finance Organization for Municipalities,
4.00%, 1/13/2021 9.1%
International Bank for Reconstruction &
Development, 1.63%, 9/4/2020 7.9%
SNCF Reseau , 2.00%, 10/13/2020 6.6%
100.0%
Top Countries
2
Canada 18.9%
Finland 9.6%
South Korea 9.6%
Japan 9.1%
France 6.6%
Other Countries 46.2%
100.0%
§
Please refer to the Statement of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

4 - Consolidated Shareholder Expense Example - June 30, 2020 (Unaudited) -
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (January 1, 2020)
and continued to hold your shares at the end of the reporting period (June 30, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from January 1, 2020 through June 30, 2020. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from January 1, 2020 through June 30, 2020. You may use this information to compare the ongoing costs of investing in the
Class of the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that
appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/20
Ending Account
Value($) 6/30/20
Expenses Paid
During Period ($)
1/1/20 - 6/30/20
Expense Ratio
During Period (%)
1/1/20 - 6/30/20
(a)
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Class II Shares
Actual
(b)
1,000.00 946.50 4.55 0.94
Hypothetical
(b)(c)
1,000.00 1,020.19 4.72 0.94
Class Y Shares
Actual
(b)
1,000.00 947.70 2.08 0.43
Hypothetical
(b)(c)
1,000.00 1,022.73 2.16 0.43
(a) The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2020 through June 30, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

- June 30, 2020 (Unaudited) - Consolidated Statement of Investments - 5
Corporate Bonds 8.4%
Principal
Amount ($) Value ($)
CANADA 3.1%
Capital Markets 3.1%
CPPIB Capital, Inc., Reg.
S, 2.38%, 1/29/2021 315,000 318,713
FRANCE 2.2%
Transportation Infrastructure 2.2%
SNCF Reseau, Reg. S,
2.00%, 10/13/2020 220,000 220,812
SOUTH KOREA 3.1%
Banks 3.1%
Korea Development Bank
(The), 2.50%, 1/13/2021 318,000 320,767
Total Corporate Bonds
(cost $857,773) 860,292
Foreign Government Securities 9.2%
CANADA 3.1%
Province of Ontario,
2.55%, 2/12/2021 310,000 314,117
FINLAND 3.1%
Republic of Finland, Reg.
S, 1.50%, 9/21/2020 320,000 320,807
JAPAN 3.0%
Japan Finance
Organization for
Municipalities, 4.00%,
1/13/2021 300,000 305,578
Total Foreign Government Securities
(cost $937,665) 940,502
Supranational 15.1%
Principal
Amount ($) Value ($)
African Development
Bank, 2.63%, 3/22/2021 315,000 320,225
European Bank for
Reconstruction &
Development, 2.00%,
2/1/2021 315,000 318,084
European Investment
Bank, 4.00%, 2/16/2021 315,000 322,278
International Bank for
Reconstruction &
Development, 1.63%,
9/4/2020 265,000 265,622
Nordic Investment Bank,
1.63%, 11/20/2020 320,000 321,499
Total Supranational
(cost $1,546,616) 1,547,708
Total Investments
(cost $3,342,054) — 32.7% 3,348,502
Other assets in excess of liabilities — 67.3% 6,885,299
NET ASSETS — 100.0%
$ 10,233,801
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

6 - Consolidated Statement of Investments - June 30, 2020 (Unaudited) -
Futures contracts outstanding as of June 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Gold 30 8/2020 USD 540,150 23,344
Australia 10 Year Bond 16 9/2020 AUD 1,642,862 12,612
Long Gilt 14 9/2020 GBP 2,387,696 9,637
NASDAQ 100 E-Mini Index 20 9/2020 USD 405,890 13,799
S&P 500 E-Mini Index 26 9/2020 USD 401,726 361
Silver 1 9/2020 USD 93,185 2,797
TOPIX Index 3 9/2020 JPY 433,017 (8,104)
U.S. Treasury 10 Year Note 18 9/2020 USD 2,505,093 7,651
U.S. Treasury Long Bond 6 9/2020 USD 1,071,375 2,823
U.S. Treasury Ultra Bond 3 9/2020 USD 654,469 9,565
Gold 2 12/2020 USD 36,408 52
74,537
At June 30, 2020, the Fund had $260,139 segregated as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
GBP British Pound
JPY Japanese Yen
USD United States Dollar
The accompanying notes are an integral part of these consolidated financial statements.

- June 30, 2020 (Unaudited) - Consolidated Statement of Assets and Liabilities - 7
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan
Mozaic
SM
Multi-
Asset Fund
Assets:
Investment securities, at value $ 3,348,502
Cash 6,267,194
Deposits with broker for futures contracts 260,139
Foreign currencies, at value 109,345
Interest receivable 30,873
Receivable for investments sold 200,000
Receivable for capital shares issued 69,002
Receivable for variation margin on futures contracts 39,675
Receivable for reimbursement from investment adviser (Note 3) 26,353
Prepaid expenses 16,886
Total Assets 10,367,969
Liabilities:
Payable for capital shares redeemed 38
Accrued expenses and other payables:
Investment advisory fees 383
Fund administration fees 44,008
Distribution fees 1,848
Administrative servicing fees 9,823
Accounting and transfer agent fees 2,366
Custodian fees 2,242
Compliance program costs (Note 3) 51
Offering costs 29,764
Professional fees 3,504
Printing fees 34,637
Other 5,504
Total Liabilities 134,168
Net Assets $ 10,233,801
Cost of investment securities 3,342,054
Cost of foreign currencies 106,436
Represented by:
Capital $ 10,450,070
Total distributable earnings (loss) (216,269)
Net Assets $ 10,233,801

8 - Consolidated Statement of Assets and Liabilities - June 30, 2020 (Unaudited) -
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan
Mozaic
SM
Multi-
Asset Fund
Net Assets:
Class II Shares $ 9,339,170
Class Y Shares 894,631
Total $ 10,233,801
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 967,572
Class Y Shares 92,283
Total 1,059,855
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 9 .65
Class Y Shares $ 9 .69

- For the Six Months Ended June 30, 2020 (Unaudited) - Consolidated Statement of Operations - 9
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P.
Morgan
Mozaic
SM
Multi-
Asset Fund
INVESTMENT INCOME:
Interest income $ 36,280
Foreign tax withholding (2,568)
Total Income 33,712
EXPENSES:
Investment advisory fees 11,129
Fund administration fees 69,689
Distribution fees Class II Shares 9,880
Administrative servicing fees Class II Shares 9,880
Professional fees 22,559
Printing fees 24,159
Trustee fees 13,682
Custodian fees 1,667
Offering costs^ 22,439
Accounting and transfer agent fees 1,718
Compliance program costs (Note 3) 2
Other 5,266
Total expenses before expenses reimbursed 192,070
Expenses reimbursed by adviser (Note 3) (154,824)
Net Expenses 37,246
NET INVESTMENT LOSS (3,534)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 288
Expiration or closing of futures contracts (Note 2) (336,905)
Foreign currency transactions (Note 2) 4,166
Net realized gains (losses) (332,451)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 6,893
Futures contracts (Note 2) 89,117
Translation of assets and liabilities denominated in foreign currencies (1,751)
Net change in unrealized appreciation/depreciation 94,259
Net realized/unrealized gains (losses) (238,192)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (241,726)
^ Amounts are amortized over 12-month period.

10 - Consolidated Statement of Changes in Net Assets - June 30, 2020 (Unaudited) -
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan Mozaic
SM
Multi-Asset
Fund
Six Months Ended
June 30, 2020
(Unaudited)
Period Ended
December 31,
2019(a)
OPERATIONS:
Net investment income/(loss) $ (3,534) $ 9,694
Net realized losses (332,451) (12,494)
Net change in unrealized appreciation/depreciation 94,259 (10,258)
Change in net assets resulting from operations (241,726) (13,058)
Distributions to Shareholders From:
Distributable earnings:
Class II — (9,069)
Class Y — —
Change in net assets from shareholder distributions — (9,069)
Change in net assets from capital transactions 4,432,375 6,065,279
Change in net assets 4,190,649 6,043,152
Net Assets:
Beginning of period 6,043,152 —
End of period $ 10,233,801 $ 6,043,152
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 4,069,196 $ 6,052,093
Dividends reinvested — 9,069
Cost of shares redeemed (524,442) (883)
Total Class II Shares 3,544,754 6,060,279
Class Y Shares
Proceeds from shares issued 887,735 5,000
Dividends reinvested — —
Cost of shares redeemed (114) —
Total Class Y Shares 887,621 5,000
Change in net assets from capital transactions $ 4,432,375 $ 6,065,279
SHARE TRANSACTIONS:
Class II Shares
Issued 413,916 606,922
Reinvested — 918
Redeemed (54,095) (89)
Total Class II Shares 359,821 607,751
Class Y Shares
Issued 91,794 500
Reinvested — —
Redeemed (11) —
Total Class Y Shares 91,783 500
Total change in shares 451,604 608,251
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from October 7, 2019 (commencement of operations) through December 31, 2019.

- June 30, 2020 (Unaudited) - Consolidated Financial Highlights - 11
The accompanying notes are an integral part of these consolidated financial statements.
n
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Losses
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT J.P. Morgan Mozaic
SM
Multi-
Asset Fund
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 9.94 — (0.29) (0.29) — — — $ 9.65 (5.35)%(f) $ 9,339,170 0.94% (0.09)% 4.84% —
Period Ended December 31, 2019(g) $ 10.00 0.02 (0.06) (0.04) (0.02) — (0.02) $ 9.94 (0.45)%(f) $ 6,038,169 0.93% 0.77% 9.05% —
Class Y Shares
Six Months Ended June 30,
2020 (Unaudited) $ 9.97 0.01 (0.29) (0.28) — — — $ 9.69 (5.23)%(f) $ 894,631 0.43% 0.12% 3.80% —
Period Ended December 31, 2019(g) $ 10.00 0.03 (0.06) (0.03) — — — $ 9.97 (0.30)%(f) $ 4,983 0.43% 1.26% 8.33% —
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) For the period from October 7, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 4, 2019 through December 31, 2019.

12 - Notes to Consolidated Financial Statements - June 30, 2020 (Unaudited) -
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is
registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment
company, organized as a statutory trust under the laws of the
State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The
Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of
June 30, 2020
, the
Trust operates sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the consolidated financial statements and consolidated financial highlights for the NVIT J.P. Morgan Mozaic
SM
 Multi-Asset
Fund (" Mozaic Multi-Asset" or the “Fund”), a series of the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly
owned subsidiary of NFS, Nationwide Life and Annuity
Insurance Company, a wholly owned subsidiary of NLIC,
and other unaffiliated insurance companies.
The Fund currently offers Class II and Class Y shares. Each
share class of the Fund represents interests in the same
portfolio of investments of the Fund and the classes are
identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
The Fund is a diversified fund, as defined in the 1940 Act.
Basis of Consolidation. The accompanying consolidated
financial statements of the Fund include the account of NW
Securities Fund (the “Subsidiary”), which is a wholly-owned
and controlled subsidiary of the Fund and primarily invests in commodity-related instruments, such as futures contracts. The
Subsidiary also may buy short-term fixed income securities or hold cash to serve as margin or collateral for the Subsidiary’s derivatives positions. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated
investment company tax requirements. The Fund may invest
up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The
Subsidiary is subject to the same investment policies and
restrictions that apply to the Fund, except that the Subsidiary is not registered as an investment company under the 1940
act and may invest without limitation in commodity-related
instruments.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation
of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946 (“ASC 946”). The policies are in
conformity with accounting principles generally accepted in
the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods
to measure the value of its investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to the Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

- June 30, 2020 (Unaudited) - Notes to Consolidated Financial Statements - 13
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time.” Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades.
Shares of registered open-end management investment
companies are valued at net asset value (“NAV”) as reported
by such company. Shares of exchange traded funds are
generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited
partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes.
Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Equity securities, shares of registered open-end management
investment companies, shares of exchange traded funds and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of June 30, 2020. Please refer to the
Consolidated Statement of Investments for additional information on portfolio holdings.
Mozaic Multi-Asset
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 860,292 $ – $ 860,292
Foreign Government Securities – 940,502 – 940,502
Futures Contracts 82,641 – – 82,641
Supranational – 1,547,708 – 1,547,708
Total Assets $ 82,641 $ 3,348,502 $ – $ 3,431,143

14 - Notes to Consolidated Financial Statements - June 30, 2020 (Unaudited) -
Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign
currency balances with the Fund’s custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Fund’s borrowing policy, the advance is
deemed a temporary loan to the Fund. Such loan is payable
upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from,
and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by
JPMorgan on the Fund’s account and JPMorgan may charge
the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At June 30, 2020, the Fund did not have overdrawn balances.
Foreign Currency Transactions
The accounting records of the Fund are maintained in U.S.
dollars. The Fund may, nevertheless, engage in foreign
currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Consolidated Statement of Operations under “Net realized gains (losses) from foreign currency
transactions” and “Net change in unrealized appreciation/
depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus.
Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts $ (8,104) $ – $ – $ (8,104)
Total Liabilities $ (8,104) $ – $ – $ (8,104)
Total $ 74,537 $ 3,348,502 $ – $ 3,423,039
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

- June 30, 2020 (Unaudited) - Notes to Consolidated Financial Statements - 15
The Fund's futures contracts are reflected in the Consolidated
Statement of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the
Consolidated Statement of Investments and in the Consolidated
Statement of Operations under “Net realized gains (losses)
from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts.”, as applicable.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of June 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2020:
The Effect of Derivative Instruments on the Consolidated Statement of Operations for the Six Months Ended June 30,
2020
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statement of Operations
for the Six Months Ended June 30, 2020
The following is a summary of the Fund's average volume of derivative instruments held during the six months ended June 30,
2020:
The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Fund’s financial position. At June 30, 2020, the Fund has entered into futures contracts. The futures contracts
agreement does not provide for a netting arrangement.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization
Mozaic Multi-Asset
Assets: Consolidated Statement of Assets and Liabilities Fair Value
Futures Contracts(a)
Commodity risk Receivable for variation margin on futures contracts $ 26,193
Equity risk Receivable for variation margin on futures contracts 14,160
Interest rate risk Receivable for variation margin on futures contracts 42,288
Total $ 82,641
Liabilities:
Futures Contracts(a)
Equity risk Receivable for variation margin on futures contracts (8,104)
Total $ (8,104)
(a)
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Consolidated Statement of
Investments.  Only current day's variation margin is reported within the Consolidated Statement of Asset and Liabilities.
Mozaic Multi-Asset
Realized Gains (Losses): Total
Futures Contracts
Commodity risk $ 12,482
Equity risk (533,039)
Interest rate risk 183,652
Total $ (336,905)
Mozaic Multi-Asset
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Commodity risk $ 26,193
Equity risk 20,636
Interest rate risk 42,288
Total $ 89,117
Mozaic Multi-Asset
Futures Contracts:
Average Notional Balance Long $10,626,699

16 - Notes to Consolidated Financial Statements - June 30, 2020 (Unaudited) -
of premiums or accretion of discounts, and is recorded as such on the Fund’s Consolidated Statement of Operations.
Foreign income may be subject to foreign withholding taxes,
a portion of which may be reclaimable at various rates. Under applicable foreign law, a withholding tax may be imposed
on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Federal Income Taxes
The Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes
an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund files a U.S. federal income tax return and, if
applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
The Fund’s investment in its Subsidiary is intended to provide additional exposure to commodities while allowing the Fund to satisfy the requirements applicable to a RIC. The Subsidiary, which has a November 30, 2019 year end for income tax
purposes, is a controlled foreign corporation under the Code. As a U.S. shareholder of a controlled foreign corporation, the Fund will include in its taxable income its share of the Subsidiary’s current earnings and profits (including future realized gains).
Any deficit generated by the Subsidiary will be disregarded
for purposes of computing the Fund’s taxable income in the
current period and also disregarded for all future periods.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to the
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investment of the assets and supervises
the daily business affairs of the Fund in accordance with
policies and procedures established by the Board of Trustees.
NFA has selected J.P. Morgan Investment Management Inc.
(the “Subadviser”) as subadviser for the Fund, and provides
investment management evaluation services in monitoring, on
an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2020, the Fund paid investment advisory fees to NFA according to the following schedule.
Fee Schedule
Advisory Fee
(annual rate)
All assets 0.28%

- June 30, 2020 (Unaudited) - Notes to Consolidated Financial Statements - 17
For the six months ended June 30, 2020, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadviser.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until February 28, 2021.
NFA may request and receive reimbursement from the Fund
for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by the Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of June 30, 2020, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2020, NFM earned $69,689
in fees from the Fund under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain
Fund
Effective Advisory
Fee Rate
Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
Mozaic Multi-Asset 0.28%  0.00%
Classes
Amount
(annual rate)
All Classes 0.43%
Fund
Period Ended
December 31,
2019 Amount
Six Months Ended
June 30, 2020
Amount Total
Mozaic Multi-Asset $ 110,748 $ 154,824 $ 265,572
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

18 - Notes to Consolidated Financial Statements - June 30, 2020 (Unaudited) -
costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2020, the Fund’s portion of such costs amounted to $2.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
Class II shares of the Fund at an annual rate of 0.25%.
Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Fund; and (vi)
other such services. These fees are calculated at an annual
rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.
For the six months ended June 30, 2020, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2020, the Fund’s total administrative services fees were as follows:
Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”),
permitting the Trusts, in aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each
March, June, September and December and on the termination
date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one-month London
Interbank Offered Rate or (b) the Federal Funds Rate. Interest
costs, if any, would be shown on the Consolidated Statement of
Operations. No compensating balances are required under the
terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser , if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the
Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 9, 2020. During the
six months
ended June 30, 2020
, the Fund had no borrowings under the line
of credit.
The Fund is not yet a party to this agreement, although it will be added as a party upon renewal of the agreement.
Pursuant to an exemptive order issued by the Securities
and Exchange Commission (“SEC”) (the “Order”), the Fund
may participate in an interfund lending program among Fund
managed by NFA. The program allows the participating Funds
to borrow money from and loan money to each other for
temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund
loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one
business day's notice. During the six months ended June 30,
2020, the Fund did not engage in interfund lending.
Investment Transactions
For the six months ended June 30, 2020, there were no
purchases and sales of long-term securities.
Portfolio Investment Risks
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates
increase. Prices of longer-term securities generally change
more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial
portion of its assets in fixed-income securities with longer-term
Fund Class II Class Y
Mozaic Multi-Asset 0.25 %  N/A
N/A — Not Applicable.
Fund Amount
Mozaic Multi-Asset $9,880

- June 30, 2020 (Unaudited) - Notes to Consolidated Financial Statements - 19
maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“ Ginnie Maes ”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes ”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class

20 - Notes to Consolidated Financial Statements - June 30, 2020 (Unaudited) -
will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom’s Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Finance Rate (SOFR) as the preferred alternative
to LIBOR. The SOFR committee has noted the stability of
the repurchase market on which the rate is based. New York
Federal Reserve began publication of the rate in April 2018.
Management is currently evaluating the implications of the
change and its impact on financial statement disclosures and reporting requirements.
Federal Tax Information
As of June 30, 2020, the tax cost of investment (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for the Fund was as follows:
Subsequent Events
The Trusts’ credit agreement has been renewed through July
8, 2021. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended
June 30, 2020 (discussed above under “Line of Credit and
Interfund Lending”).
Management has evaluated the impact of subsequent events
on the Fund and has determined that there are no subsequent
events requiring recognition or disclosure in the financial
statements.
Coronavirus (COVID-19) Pandemic
The global spread of novel coronavirus disease (COVID-19) was declared a pandemic by the World Health Organization. This
pandemic has resulted in significant disruptions to economies and markets, adversely impacting individual companies,
sectors, industries, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing
interdependence among global economies and markets, the
adverse economic effects of COVID-19 in one country or region are increasingly likely to be felt in other countries, including the
U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and
negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Mozaic Multi-Asset $ 3,342,054 $ 89,185 $ (8,200) $ 80,985

- June 30, 2020 - Supplemental Information - 21
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”)
adopted Rule 22e-4 under the Investment Company Act of
1940 (the “Liquidity Rule”), which requires all open-end funds
(other than money market funds) to adopt and implement a
program reasonably designed to assess and manage the
fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without
significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance
Trust (the “Trust”) has adopted and implemented a liquidity
risk management program in accordance with the Liquidity
Rule (the “Program”). The Trust’s Board of Trustees (the
“Board”) has designated Nationwide Fund Management LLC
(“NFM”) as the Program Administrator for each Fund. NFM
has established a Liquidity Risk Management Committee (the
“LRMC”), composed of senior members from relevant groups
in the Nationwide organization, to manage the Program for
each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 10,
2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2018 through November 30,
2019. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

22 - Management Information - June 30, 2020 (Unaudited) -
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 68 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
2
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 117
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lead from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.

- June 30, 2020 (Unaudited) - Management Information - 23
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012 117
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 117
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Chairman since
February 2005
117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
2
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 117
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

24 - Management Information - June 30, 2020 (Unaudited) -
1
Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

- June 30, 2020 (Unaudited) - Market Index Definitions - 25
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:
An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the
International Monetary Fund.
Bloomberg Barclays Long Treasury Index:
An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years re maining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:
An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:
An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index:
An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-
backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass- throughs ), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index:
An unmanaged index that measures the performance
of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:
An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index:
An unmanaged index that measures the performance of the
non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
:
An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index:
A market value-weighted index comprising agency mortgage-backed pass-through securities of the Government National Mortgage Association ( Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US):
An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
):
An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index:
An unmanaged, market capitalization-weighted index that reflects the performance of the
North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged):
An unmanaged, market capitalization-weighted index that is
not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

26 - Market Index Definitions - June 30, 2020 (Unaudited) -
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI):
An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited ("FTSE") © FTSE 2020. “FTSE
®
“ is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent .
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged):
An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index:
An unmanaged index made up of over 1,200 high yield bonds representing high-
yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index:
An unmanaged index that gives a broad look at how fixed-rate
U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index:
An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch
Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index:
An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index:
An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F):
A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy. The
Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval . © 2020,
JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes:
A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

- June 30, 2020 (Unaudited) - Market Index Definitions - 27
Morningstar
®
Lifetime Moderate Income Index:
An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S.
investor who is at least ten years into retirement.
Morningstar
®
( Mstar ) Target Risk Indexes:
A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.
The Morningstar Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
The Morningstar Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.
Note about Morningstar Category™
The Morningstar Category™ is a proprietary Morningstar data point and is assigned based on the underlying securities in each portfolio.
Categories make it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds. A Fund is placed in a category based on its portfolio statistics and compositions over the previous three-year period. If a Fund is new and has no portfolio history, Morningstar assigns a temporary category. When necessary, Morningstar may change a category assignment based on recent changes to a Fund’s portfolio.
MSCI ACWI
®
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United
States.
MSCI ACWI
®
ex USA Growth:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by MSCI; excludes the United States.
MSCI EAFE
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI World ex USA Index
SM
:
 Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM) countries—
excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
MSCI World Index
SM
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Value Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI Emerging Markets
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Russell 1000
®
Growth Index:
An unmanaged index that measures the performance of the large-capitalization growth segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index:
An unmanaged index that measures the performance of the large-capitalization value segment of the U.S.
equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

28 - Market Index Definitions - June 30, 2020 (Unaudited) -
Russell 2000
®
Growth Index:
An unmanaged index that measures the performance of the small-capitalization growth segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index:
An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index:
An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index:
A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell Midcap
®
Growth Index:
An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index:
An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S.
equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
S&P 500
®
Index:
An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index:
An index measuring performance of  treasury bonds in local currencies. The bonds are issued by developed market countries outside the  U.S.
S&P MidCap 400
®
(S&P 400) Index:
An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
:
An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Biotechnology Select Industry Index:
An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes:
A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus
11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-MOZ (8/20)

Semiannual Report
June 30, 2020 (Unaudited)
Nationwide Variable Insurance Trust
Equity Funds
BlackRock NVIT Equity Dividend Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
NVIT AQR Large Cap Defensive Style Fund
(
formerly, NVIT Nationwide Fund
)
NVIT J.P. Morgan Disciplined Equity Fund
NVIT Jacobs Levy Large Cap Growth Fund
(
formerly, NVIT Multi-Manager Large Cap Growth Fund
)
NVIT Mellon Dynamic U.S. Core Fund
(
formerly, NVIT Dynamic U.S. Growth Fund
)
NVIT Mellon Dynamic U.S. Equity Income Fund
(
formerly, American Century NVIT Multi Cap Value Fund
)
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Newton Sustainable U.S. Equity Fund
(
formerly, Neuberger Berman NVIT Socially Responsible Fund
)
NVIT Real Estate Fund
NVIT Wells Fargo Discovery Fund
(
formerly, NVIT Multi-Manager Mid Cap Growth Fund
)

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.
gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2020

Message to Investors 1
Fund Overview 3
Shareholder Expense Example 18
Statements of Investments 21
Statements of Assets and Liabilities 88
Statements of Operations 100
Statements of Changes in Net Assets 106
Financial Highlights 118
Notes to Financial Statements 133
Supplemental Information 167
Management Information 171
Market Index Definitions 174

Nationwide Variable Insurance Trust - June 30, 2020 (Unaudited) - Message to Investors - 1
Dear Investor,
During this time of unparalleled uncertainty, Nationwide
has remained steadfastly committed to protecting people,
businesses and futures with extraordinary care. We have
diligently sought to care for our associates, communities, and ultimately you, our investors. Equity markets experienced
an unprecedented period of volatility during the semi-annual reporting period from January 1, 2020 through June 30, 2020, as investors tried to make sense of the coronavirus outbreak and the resulting shuttering of the economy.
Economic growth collapsed through the reporting period as a
result of the shutdown, with a 5% decline in first quarter real gross domestic product (GDP), which is the weakest level since the 2008 financial crisis. Economists estimate that the second quarter contracted by a record 33% but anticipate rebounding in the second half of the year. Corporate profits have been
devastated with a decline of 14% in the first quarter and an expected decline of up to 45% in the second quarter. As the
economy begins an uneven reopening, tremendous uncertainty
surrounds the trajectory of the recovery and the long-term
economic damage created by the covid-19 pandemic.
The S&P 500 declined through the reporting period
despite aggressive mitigation efforts
Markets experienced extreme volatility during the reporting
period: the coronavirus outbreak caused the sharpest bear
market since the Great Depression and a subsequent impressive bounce in the second half of the period. The S&P 500
®
Index
(S&P 500) started the year with momentum from a strong 2019, hitting a record-high on February 19 and recording a year-to-
date return of 5.0%. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23. Since 1950, there have been five previous
occasions where the S&P 500 fell 30%, taking on average 297
trading days (roughly a year and 2 months). The quickest 30%
fall was in 1987 and took a mere 70 days. In comparison, this time the decline occurred within 20 days. Aggressive fiscal and monetary policy, teamed with the prospect for reopening the
economy, drove investor sentiment higher, with a 39% rally
through the period that began on January 1, 2020 and ended
June 30, 2020. Overall, for the six-month period from January
1, 2020 to June 30, 2020, the S&P 500 finished with a return of -3.1%. Fixed income returns were mostly higher, including a dramatic drop in interest rates, more than offsetting wider credit spreads.
International markets lagged domestic markets as they have for much of the past decade, with the MSCI EAFE
®
Index returning
-11.3% and the MSCI Emerging Markets
®
Index returning
-9.8%. The global pandemic and subsequent economic
shutdown had a broad impact, though the peak in many foreign countries caused a recent outperformance of international
indexes versus domestic indexes.
U.S. economic activity faces unprecedented challenges
from the outbreak, and lasting implications remain
unclear
While much of 2019 was characterized by near universal strong returns and low volatility for risk assets, this reversed sharply during this period as equities, commodities and spread-based bonds (bond types that are measured by the difference in their yield versus a Treasury yield, usually the 10-year Treasury)
declined. Growth stocks substantially outperformed value
stocks, and large-cap stocks beat small-cap stocks.
Fixed-income markets were higher, driven by a decline in
interest rates to historic lows. The Federal Reserve aggressively added stimulus to the economy, first by bringing the Federal
Funds target rate effectively to 0% by March 15, followed by an aggressive bond-buying program that expanded the balance
sheet from $2.9 trillion to $7.1 trillion through the end of the period. Federal Reserve Chair Powell has indicated that the
Fed will remain active in supporting the market and that there is no maximum to their balance sheet growth. Interest rates
collapsed across the curve through the period, with the 10-year
US Treasury yield falling from 1.92% to a record-low of 0.50%
as of March 9, 2020, before bouncing modestly to 0.65% by
June 30th. The 2-year yield dropped from 1.57% to 0.15%,
widening the spread between the two yields to 0.50%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is wise to remain vigilant and informed during periods of stress and avoid the temptation to react on emotions as investment decisions
driven by emotions often leads to suboptimal outcomes.
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. Thank you for your continued support and confidence.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - June 30, 2020 (Unaudited) - Nationwide Variable Insurance Trust
Index
Annual Total Return
(as of June 30, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -0.43%
Bloomberg Barclays
Municipal Bond 2.08%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 2.88%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 17.05%
Bloomberg Barclays U.S.
Aggregate Bond 6.14%
Bloomberg Barclays U.S.
Corporate High Yield -3.80%
MSCI EAFE
®
-11.34%
MSCI Emerging Markets
®
-9.78%
MSCI ACWI ex USA -11.00%
Russell 1000
®
Growth 9.81%
Russell 1000
®
Value -16.26%
Russell 2000
®
-12.98%
S&P 500
®
-3.08%
Source: Morningstar

BlackRock NVIT Equity Dividend Fund - June 30, 2020 - Fund Overview - 3
Asset Allocation
1
Common Stocks 91.8%
Master Limited Partnership 1.3%
Repurchase Agreement
†
0.0%
Other assets in excess of liabilities
§
6.9%
100.0%
Top Industries
2
Banks 10.4%
Oil, Gas & Consumable Fuels 8.5%
Insurance 7.1%
Pharmaceuticals 7.0%
Health Care Providers & Services 6.5%
Capital Markets 5.6%
Health Care Equipment & Supplies 5.5%
Diversified Telecommunication Services 4.2%
IT Services 3.6%
Electric Utilities 3.5%
Other Industries
#
38.1%
100.0%
Top Holdings
2
Verizon Communications, Inc. 4.2%
Bank of America Corp. 3.5%
Citigroup, Inc. 3.3%
Sanofi 2.6%
Medtronic plc 2.3%
Cognizant Technology Solutions Corp., Class A 2.3%
Unilever NV, NYRS 2.2%
American International Group, Inc. 2.2%
Koninklijke Philips NV 2.2%
Anthem, Inc. 2.1%
Other Holdings
#
73.1%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

4 - Fund Overview - June 30, 2020 - Neuberger Berman NVIT Multi Cap Opportunities Fund
Asset Allocation
1
Common Stocks 99.1%
Other assets in excess of liabilities 0.9%
100.0%
Top Industries
2
Communications Equipment 7.1%
Capital Markets 6.4%
Machinery 6.2%
Software 5.9%
Technology Hardware, Storage & Peripherals 5.5%
Media 5.3%
Interactive Media & Services 4.7%
Hotels, Restaurants & Leisure 4.7%
Diversified Financial Services 4.3%
Health Care Providers & Services 3.8%
Other Industries 46.1%
100.0%
Top Holdings
2
Microsoft Corp. 5.9%
Apple, Inc. 5.5%
Alphabet, Inc., Class C 4.7%
Berkshire Hathaway, Inc., Class B 4.3%
Brookfield Asset Management, Inc., Class A 4.0%
Motorola Solutions, Inc. 3.6%
PayPal Holdings, Inc. 3.5%
Cisco Systems, Inc. 3.5%
Ball Corp. 3.4%
Hill-Rom Holdings, Inc. 3.3%
Other Holdings 58.3%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

NVIT AQR Large Cap Defensive Style Fund - June 30, 2020 - Fund Overview - 5
Asset Allocation
1
Common Stocks 98.7%
Repurchase Agreements 1.3%
Futures Contracts
†
0.0%
Rights
†
0.0%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Industries
2
IT Services 7.0%
Insurance 6.6%
Software 6.2%
Electric Utilities 5.2%
Pharmaceuticals 4.2%
Multi-Utilities 4.0%
Food & Staples Retailing 3.6%
Specialty Retail 3.6%
Banks 3.5%
Chemicals 3.3%
Other Industries
#
52.8%
100.0%
Top Holdings
2
Adobe, Inc. 1.8%
Apple, Inc. 1.7%
Home Depot, Inc. (The) 1.7%
Microsoft Corp. 1.7%
Alphabet, Inc., Class A 1.6%
Visa, Inc., Class A 1.5%
UnitedHealth Group, Inc. 1.5%
Mastercard, Inc., Class A 1.5%
Ecolab, Inc. 1.5%
Lululemon Athletica, Inc. 1.5%
Other Holdings
#
84.0%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

6 - Fund Overview - June 30, 2020 - NVIT J.P. Morgan Disciplined Equity Fund
Asset Allocation
1
Common Stocks 99.2%
Rights
†
0.0%
Repurchase Agreement
†
0.0%
Other assets in excess of liabilities 0.8%
100.0%
Top Industries
2
Software 11.1%
IT Services 8.4%
Internet & Direct Marketing Retail 6.2%
Technology Hardware, Storage & Peripherals 6.1%
Semiconductors & Semiconductor Equipment 5.9%
Interactive Media & Services 5.5%
Specialty Retail 4.7%
Pharmaceuticals 3.7%
Biotechnology 3.3%
Health Care Providers & Services 3.3%
Other Industries
#
41.8%
100.0%
Top Holdings
2
Microsoft Corp. 7.5%
Apple, Inc. 6.1%
Amazon.com, Inc. 5.7%
Alphabet, Inc., Class A 2.6%
PayPal Holdings, Inc. 2.2%
Mastercard, Inc., Class A 2.0%
Facebook, Inc., Class A 1.7%
Procter & Gamble Co. (The) 1.7%
AbbVie, Inc. 1.5%
Thermo Fisher Scientific, Inc. 1.6%
Other Holdings
#
67.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2020 - Fund Overview - 7
Asset Allocation
1
Common Stocks 96.0%
Repurchase Agreements 1.8%
Total Return Swaps (0.1)%
Liabilities in excess of other assets 2.3%
100.0%
Top Industries
2
Software 19.6%
Technology Hardware, Storage & Peripherals 9.6%
Internet & Direct Marketing Retail 9.3%
Biotechnology 6.3%
Health Care Providers & Services 6.3%
Interactive Media & Services 6.0%
IT Services 6.0%
Semiconductors & Semiconductor Equipment 3.4%
Hotels, Restaurants & Leisure 3.2%
Specialty Retail 3.0%
Other Industries
#
27.3%
100.0%
Top Holdings
2
Amazon.com, Inc. 9.3%
Microsoft Corp. 8.7%
Apple, Inc. 7.4%
Alphabet, Inc., Class C 3.6%
Mastercard , Inc., Class A 3.2%
Spotify Technology SA 2.1%
Starbucks Corp. 2.0%
Facebook, Inc., Class A 1.8%
Humana, Inc. 1.7%
Lowe's Cos., Inc. 1.6%
Other Holdings
#
58.6%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

8 - Fund Overview - June 30, 2020 - NVIT Mellon Dynamic U.S. Core Fund
Asset Allocation
1
Common Stocks 88.3%
Short-Term Investment 7.8%
Purchased Options 0.9%
Repurchase Agreements 0.2%
Futures Contracts
†
0.0%
Rights
†
0.0%
Other assets in excess of liabilities 2.8%
100.0%
Top Industries
2
Software 8.5%
Technology Hardware, Storage & Peripherals 5.5%
IT Services 5.2%
Interactive Media & Services 5.0%
Internet & Direct Marketing Retail 4.5%
Semiconductors & Semiconductor Equipment 4.4%
Pharmaceuticals 3.9%
Health Care Equipment & Supplies 3.4%
Banks 3.3%
Health Care Providers & Services 2.6%
Other Industries
#
53.7%
100.0%
Top Holdings
2
U.S. Treasury Bills, 9/17/2020 8.0%
Microsoft Corp. 5.5%
Apple, Inc. 5.3%
Amazon.com, Inc. 4.1%
Facebook, Inc., Class A 1.9%
Alphabet, Inc., Class A 1.5%
Alphabet, Inc., Class C 1.5%
Johnson & Johnson 1.3%
Berkshire Hathaway, Inc., Class B 1.2%
Visa, Inc., Class A 1.2%
Other Holdings
#
68.5%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

NVIT Mellon Dynamic U.S. Equity Income Fund - June 30, 2020 - Fund Overview - 9
Asset Allocation
1
Common Stocks 89.7%
Short-Term Investments 4.2%
Repurchase Agreements 3.4%
Purchased Options 0.9%
Futures Contracts (0.6)%
Other assets in excess of liabilities 2.5%
100.0%
Top Industries
2
Capital Markets 8.7%
Oil, Gas & Consumable Fuels 7.9%
Banks 7.5%
Semiconductors & Semiconductor Equipment 5.8%
Health Care Equipment & Supplies 4.9%
Diversified Financial Services 4.7%
Insurance 4.0%
Chemicals 3.5%
Health Care Providers & Services 3.3%
Electric Utilities 2.7%
Other Industries
#
47.0%
100.0%
Top Holdings
2
U.S. Treasury Bills, 9/17/2020 3.7%
JPMorgan Chase & Co. 3.7%
Goldman Sachs Group, Inc. (The) 3.0%
Berkshire Hathaway, Inc., Class B 3.0%
Morgan Stanley 2.8%
Medtronic plc 2.8%
PPL Corp. 2.7%
AbbVie, Inc. 2.7%
CF Industries Holdings, Inc. 2.6%
Intel Corp. 2.4%
Other Holdings
#
70.6%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

10 - Fund Overview - June 30, 2020 - NVIT Multi-Manager Large Cap Value Fund
Asset Allocation
1
Common Stocks 98.7%
Repurchase Agreements 4.2%
Exchange Traded Fund 0.3%
Rights
†
0.0%
Liabilities in excess of other assets (3.2)%
100.0%
Top Industries
2
Banks 5.9%
Capital Markets 5.8%
Semiconductors & Semiconductor Equipment 5.3%
Insurance 4.9%
Equity Real Estate Investment Trusts (REITs) 4.6%
Oil, Gas & Consumable Fuels 4.5%
Health Care Providers & Services 4.2%
Electric Utilities 4.1%
Health Care Equipment & Supplies 3.6%
Pharmaceuticals 3.6%
Other Industries
#
53.5%
100.0%
Top Holdings
2
Intel Corp. 2.6%
Medtronic plc 1.9%
Philip Morris International, Inc. 1.7%
Bank of America Corp. 1.7%
Comcast Corp., Class A 1.6%
JPMorgan Chase & Co. 1.5%
Berkshire Hathaway, Inc., Class B 1.5%
Morgan Stanley 1.3%
T-Mobile US, Inc. 1.3%
Chubb Ltd. 1.3%
Other Holdings
#
83.6%
100.0%
Top Countries
2
United States 91.7%
United Kingdom 1.1%
Canada 0.7%
South Korea 0.5%
Spain 0.4%
Japan 0.3%
Ireland 0.3%
Switzerland 0.2%
Netherlands 0.2%
Luxembourg 0.2%
Other Countries
#
4.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Pe rcentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

NVIT Multi-Manager Mid Cap Value Fund - June 30, 2020 - Fund Overview - 11
Asset Allocation
1
Common Stocks 95.7%
Repurchase Agreements 2.6%
Exchange Traded Fund 0.9%
Forward Currency Contracts
†
0.0%
Other assets in excess of liabilities 0.8%
100.0%
Top Industries
2
Insurance 9.4%
Electric Utilities 7.3%
Equity Real Estate Investment Trusts (REITs) 5.6%
Health Care Providers & Services 5.6%
Media 4.9%
Health Care Equipment & Supplies 3.6%
Food Products 3.4%
Oil, Gas & Consumable Fuels 3.1%
Chemicals 2.8%
Banks 2.8%
Other Industries
#
51.5%
100.0%
Top Holdings
2
Zimmer Biomet Holdings, Inc. 2.3%
FirstEnergy Corp. 1.9%
Ally Financial, Inc. 1.8%
Fidelity National Financial, Inc. 1.7%
UGI Corp. 1.7%
Republic Services, Inc. 1.6%
Packaging Corp. of America 1.5%
Universal Health Services, Inc., Class B 1.4%
Qurate Retail, Inc. 1.4%
Evergy , Inc. 1.2%
Other Holdings
#
83.5%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

12 - Fund Overview - June 30, 2020 - NVIT Multi-Manager Small Cap Growth Fund
Asset Allocation
1
Common Stocks 99.1%
Repurchase Agreements 13.0%
Exchange Traded Fund 0.1%
Liabilities in excess of other assets
§
(12.2)%
100.0%
Top Industries
2
Software 9.9%
Biotechnology 9.0%
Health Care Equipment & Supplies 8.7%
Semiconductors & Semiconductor Equipment 5.4%
Machinery 3.8%
IT Services 3.6%
Hotels, Restaurants & Leisure 3.4%
Life Sciences Tools & Services 3.4%
Health Care Providers & Services 2.8%
Aerospace & Defense 2.6%
Other Industries
#
47.4%
100.0%
Top Holdings
2
Wingstop, Inc. 1.4%
Repligen Corp. 1.3%
Monolithic Power Systems, Inc. 1.3%
Freshpet, Inc. 1.3%
Quidel Corp. 1.2%
Masimo Corp. 1.2%
MongoDB, Inc. 1.1%
Pool Corp. 1.1%
Tandem Diabetes Care, Inc. 1.1%
Five9, Inc. 1.1%
Other Holdings
#
87.9%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

NVIT Multi-Manager Small Cap Value Fund - June 30, 2020 - Fund Overview - 13
Asset Allocation
1
Common Stocks 97.0%
Repurchase Agreements 6.4%
Liabilities in excess of other assets (3.4)%
100.0%
Top Industries
2
Commercial Services & Supplies 8.9%
Banks 7.0%
Capital Markets 5.9%
Semiconductors & Semiconductor Equipment 4.3%
Insurance 4.3%
Machinery 3.9%
Electronic Equipment, Instruments & Components 3.6%
Software 3.5%
Trading Companies & Distributors 3.4%
Equity Real Estate Investment Trusts (REITs) 3.3%
Other Industries
#
51.9%
100.0%
Top Holdings
2
Focus Financial Partners, Inc., Class A 2.9%
UniFirst Corp. 2.5%
EnerSys 2.4%
Healthcare Services Group, Inc. 2.3%
Manhattan Associates, Inc. 2.3%
ePlus , Inc. 2.3%
Jones Lang LaSalle, Inc. 2.2%
Cabot Microelectronics Corp. 2.2%
America's Car-Mart, Inc. 2.1%
Virtus Investment Partners, Inc. 2.1%
Other Holdings
#
76.7%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

14 - Fund Overview - June 30, 2020 - NVIT Multi-Manager Small Company Fund
Asset Allocation
1
Common Stocks 99.6%
Repurchase Agreements 4.7%
Corporate Bonds
†
0.0%
Preferred Stock
†
0.0%
Rights
†
0.0%
Liabilities in excess of other assets (4.3)%
100.0%
Top Industries
2
Banks 8.6%
Software 6.5%
Health Care Equipment & Supplies 6.1%
Semiconductors & Semiconductor Equipment 5.6%
Machinery 4.2%
Insurance 3.9%
Equity Real Estate Investment Trusts (REITs) 3.8%
Biotechnology 3.3%
Auto Components 2.8%
Oil, Gas & Consumable Fuels 2.6%
Other Industries
#
52.6%
100.0%
Top Holdings
2
Monolithic Power Systems, Inc. 1.1%
Masimo Corp. 1.1%
Repligen Corp. 1.0%
Quidel Corp. 1.0%
Pool Corp. 0.9%
MongoDB, Inc. 0.9%
Insulet Corp. 0.9%
Coupa Software, Inc. 0.9%
Green Dot Corp., Class A 0.8%
Wingstop , Inc. 0.8%
Other Holdings
#
90.6%
100.0%
Top Countries
2
United States 93.3%
Puerto Rico 0.6%
Israel 0.5%
Argentina 0.4%
Canada 0.2%
Switzerland 0.2%
Ireland 0.2%
Bermuda 0.1%
Norway
†
0.0%
Australia
†
0.0%
Other Countries
#
4.5%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

NVIT Newton Sustainable U.S. Equity Fund - June 30, 2020 - Fund Overview - 15
Asset Allocation
1
Common Stocks 98.0%
Other assets in excess of liabilities 2.0%
100.0%
Top Industries
2
Internet & Direct Marketing Retail 10.8%
Software 9.1%
IT Services 8.3%
Technology Hardware, Storage & Peripherals 7.6%
Health Care Equipment & Supplies 6.2%
Semiconductors & Semiconductor Equipment 5.8%
Banks 4.9%
Interactive Media & Services 4.7%
Chemicals 4.2%
Diversified Telecommunication Services 3.3%
Other Industries 35.1%
100.0%
Top Holdings
2
Apple, Inc. 7.6%
Amazon.com, Inc. 7.2%
Microsoft Corp. 7.0%
Alphabet, Inc., Class A 4.7%
Accenture plc, Class A 3.7%
eBay, Inc. 3.6%
Verizon Communications, Inc. 3.3%
PepsiCo, Inc. 3.1%
Medtronic plc 3.1%
NIKE, Inc., Class B 3.1%
Other Holdings 53.6%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

16 - Fund Overview - June 30, 2020 - NVIT Real Estate Fund
Asset Allocation
1
Common Stocks 99.8%
Other assets in excess of liabilities 0.2%
100.0%
Top Industries
2
Equity Real Estate Investment Trusts (REITs) 97.0%
Hotels, Restaurants & Leisure 3.0%
100.0%
Top Holdings
2
Prologis, Inc. 9.8%
Equinix, Inc. 8.0%
American Tower Corp. 4.7%
Healthpeak Properties, Inc. 4.5%
Alexandria Real Estate Equities, Inc. 4.5%
Crown Castle International Corp. 4.3%
Brixmor Property Group, Inc. 3.5%
Boston Properties, Inc. 3.4%
Digital Realty Trust, Inc. 3.3%
Camden Property Trust 3.3%
Other Holdings 50.7%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

NVIT Wells Fargo Discovery Fund - June 30, 2020 - Fund Overview - 17
Asset Allocation
1
Common Stocks 98.6%
Repurchase Agreements 7.6%
Liabilities in excess of other assets
§
(6.2)%
100.0%
Top Industries
2
IT Services 15.5%
Software 10.6%
Health Care Equipment & Supplies 8.3%
Biotechnology 7.9%
Commercial Services & Supplies 6.4%
Health Care Providers & Services 5.5%
Internet & Direct Marketing Retail 4.8%
Semiconductors & Semiconductor Equipment 3.7%
Aerospace & Defense 3.3%
Hotels, Restaurants & Leisure 3.2%
Other Industries
#
30.8%
100.0%
Top Holdings
2
Twilio, Inc., Class A 2.6%
MercadoLibre, Inc. 2.5%
MongoDB, Inc. 2.3%
Chipotle Mexican Grill, Inc. 2.1%
Black Knight, Inc. 2.0%
Veeva Systems, Inc., Class A 1.9%
Exact Sciences Corp. 1.9%
Booz Allen Hamilton Holding Corp. 1.8%
QTS Realty Trust, Inc., Class A 1.7%
Casella Waste Systems, Inc., Class A 1.7%
Other Holdings
#
79.5%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

18 - Shareholder Expense Example - June 30, 2020 (Unaudited) - Equity Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (January 1, 2020)
and continued to hold your shares at the end of the reporting period (June 30, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from January 1, 2020 through June 30, 2020. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from January 1, 2020 through June 30, 2020. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/20
Ending Account
Value($) 6/30/20
Expenses Paid
During Period ($)
1/1/20 - 6/30/20
Expense Ratio
During Period (%)
1/1/20 - 6/30/20
(a)
BlackRock NVIT Equity Dividend Fund
Class I Shares
Actual
(b)
1,000.00 861.30 3.70 0.80
Hypothetical
(b)(c)
1,000.00 1,020.89 4.02 0.80
Class II Shares
Actual
(b)
1,000.00 859.70 4.86 1.05
Hypothetical
(b)(c)
1,000.00 1,019.64 5.27 1.05
Class IV Shares
Actual
(b)
1,000.00 860.90 3.70 0.80
Hypothetical
(b)(c)
1,000.00 1,020.89 4.02 0.80
Neuberger Berman NVIT Multi Cap Opportunities
Fund
Class I Shares
Actual
(b)
1,000.00 893.90 4.00 0.85
Hypothetical
(b)(c)
1,000.00 1,020.64 4.27 0.85
Class II Shares
Actual
(b)
1,000.00 893.10 4.47 0.95
Hypothetical
(b)(c)
1,000.00 1,020.14 4.77 0.95

Equity Funds - June 30, 2020 (Unaudited) - Shareholder Expense Example - 19
Beginning Account
Value($) 1/1/20
Ending Account
Value($) 6/30/20
Expenses Paid
During Period ($)
1/1/20 - 6/30/20
Expense Ratio
During Period (%)
1/1/20 - 6/30/20
(a)
NVIT AQR Large Cap Defensive Style Fund
Class I Shares
Actual
(b)
1,000.00 946.50 3.87 0.80
Hypothetical
(b)(c)
1,000.00 1,020.89 4.02 0.80
Class II Shares
Actual
(b)
1,000.00 945.00 5.08 1.05
Hypothetical
(b)(c)
1,000.00 1,019.64 5.27 1.05
Class IV Shares
Actual
(b)
1,000.00 946.00 3.87 0.80
Hypothetical
(b)(c)
1,000.00 1,020.89 4.02 0.80
NVIT J.P. Morgan Disciplined Equity Fund
Class II Shares
Actual
(b)
1,000.00 1,008.20 4.79 0.96
Hypothetical
(b)(c)
1,000.00 1,020.09 4.82 0.96
Class Y Shares
Actual
(b)
1,000.00 1,009.90 2.30 0.46
Hypothetical
(b)(c)
1,000.00 1,022.58 2.31 0.46
NVIT Jacobs Levy Large Cap Growth Fund
Class I Shares
Actual
(b)
1,000.00 1,069.40 4.22 0.82
Hypothetical
(b)(c)
1,000.00 1,020.79 4.12 0.82
Class II Shares
Actual
(b)
1,000.00 1,068.60 5.50 1.07
Hypothetical
(b)(c)
1,000.00 1,019.54 5.37 1.07
NVIT Mellon Dynamic U.S. Core Fund
Class I Shares
Actual
(b)
1,000.00 986.50 3.01 0.61
Hypothetical
(b)(c)
1,000.00 1,021.83 3.07 0.61
Class II Shares
Actual
(b)
1,000.00 985.20 4.24 0.86
Hypothetical
(b)(c)
1,000.00 1,020.59 4.32 0.86
NVIT Mellon Dynamic U.S. Equity Income Fund
Class I Shares
Actual
(b)
1,000.00 812.00 4.10 0.91
Hypothetical
(b)(c)
1,000.00 1,020.34 4.57 0.91
Class II Shares
Actual
(b)
1,000.00 811.40 4.86 1.08
Hypothetical
(b)(c)
1,000.00 1,019.49 5.42 1.08
NVIT Multi-Manager Large Cap Value Fund
Class I Shares
Actual
(b)
1,000.00 842.50 3.62 0.79
Hypothetical
(b)(c)
1,000.00 1,020.93 3.97 0.79
Class II Shares
Actual
(b)
1,000.00 840.90 4.76 1.04
Hypothetical
(b)(c)
1,000.00 1,019.69 5.22 1.04
NVIT Multi-Manager Mid Cap Value Fund
Class I Shares
Actual
(b)
1,000.00 793.20 4.24 0.95
Hypothetical
(b)(c)
1,000.00 1,020.14 4.77 0.95
Class II Shares
Actual
(b)
1,000.00 792.30 4.63 1.04
Hypothetical
(b)(c)
1,000.00 1,019.69 5.22 1.04

20 - Shareholder Expense Example - June 30, 2020 (Unaudited) - Equity Funds
Beginning Account
Value($) 1/1/20
Ending Account
Value($) 6/30/20
Expenses Paid
During Period ($)
1/1/20 - 6/30/20
Expense Ratio
During Period (%)
1/1/20 - 6/30/20
(a)
NVIT Multi-Manager Small Cap Growth Fund
Class I Shares
Actual
(b)
1,000.00 1,036.90 5.52 1.09
Hypothetical
(b)(c)
1,000.00 1,019.44 5.47 1.09
Class II Shares
Actual
(b)
1,000.00 1,035.60 6.78 1.34
Hypothetical
(b)(c)
1,000.00 1,018.20 6.72 1.34
NVIT Multi-Manager Small Cap Value Fund
Class I Shares
Actual
(b)
1,000.00 780.70 4.69 1.06
Hypothetical
(b)(c)
1,000.00 1,019.59 5.32 1.06
Class II Shares
Actual
(b)
1,000.00 779.00 5.79 1.31
Hypothetical
(b)(c)
1,000.00 1,018.35 6.57 1.31
Class IV Shares
Actual
(b)
1,000.00 780.70 4.69 1.06
Hypothetical
(b)(c)
1,000.00 1,019.59 5.32 1.06
NVIT Multi-Manager Small Company Fund
Class I Shares
Actual
(b)
1,000.00 888.40 5.12 1.09
Hypothetical
(b)(c)
1,000.00 1,019.44 5.47 1.09
Class II Shares
Actual
(b)
1,000.00 887.60 6.29 1.34
Hypothetical
(b)(c)
1,000.00 1,018.20 6.72 1.34
Class IV Shares
Actual
(b)
1,000.00 888.20 5.12 1.09
Hypothetical
(b)(c)
1,000.00 1,019.44 5.47 1.09
NVIT Newton Sustainable U.S. Equity Fund
Class I Shares
Actual
(b)
1,000.00 932.60 4.18 0.87
Hypothetical
(b)(c)
1,000.00 1,020.54 4.37 0.87
Class II Shares
Actual
(b)
1,000.00 931.80 4.32 0.90
Hypothetical
(b)(c)
1,000.00 1,020.39 4.52 0.90
NVIT Real Estate Fund
Class I Shares
Actual
(b)
1,000.00 846.70 3.90 0.85
Hypothetical
(b)(c)
1,000.00 1,020.64 4.27 0.85
Class II Shares
Actual
(b)
1,000.00 845.00 5.05 1.10
Hypothetical
(b)(c)
1,000.00 1,019.39 5.52 1.10
NVIT Wells Fargo Discovery Fund
Class I Shares
Actual
(b)
1,000.00 1,109.00 4.30 0.82
Hypothetical
(b)(c)
1,000.00 1,020.79 4.12 0.82
Class II Shares
Actual
(b)
1,000.00 1,108.30 5.61 1.07
Hypothetical
(b)(c)
1,000.00 1,019.54 5.37 1.07
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2020 through
June 30, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

BlackRock NVIT Equity Dividend Fund - June 30, 2020 (Unaudited) - Statement of Investments - 21
Common Stocks 91.8%
Shares Value ($)
Aerospace & Defense 1.9%
BAE Systems plc 1,172,384 7,012,477
Air Freight & Logistics 0.4%
FedEx Corp. 11,410 1,599,910
Automobiles 1.3%
General Motors Co. 186,620 4,721,486
Banks 9.7%
Bank of America Corp. 502,412 11,932,285
Citigroup, Inc. 223,693 11,430,712
JPMorgan Chase & Co. 57,844 5,440,807
Wells Fargo & Co. 270,944 6,936,166
35,739,970
Beverages 1.3%
Constellation Brands, Inc.,
Class A 27,860 4,874,107
Capital Markets 5.2%
Charles Schwab Corp. (The)
(a) 133,980 4,520,485
CME Group, Inc. 14,190 2,306,442
Morgan Stanley 141,402 6,829,717
Raymond James Financial,
Inc.(a) 79,390 5,464,414
19,121,058
Chemicals 1.4%
Corteva , Inc. 75,167 2,013,724
DuPont de Nemours, Inc. 59,546 3,163,679
5,177,403
Communications Equipment 1.7%
Cisco Systems, Inc. 76,085 3,548,604
Motorola Solutions, Inc. 19,059 2,670,738
6,219,342
Construction Materials 0.2%
CRH plc 22,341 759,893
Consumer Finance 0.6%
American Express Co. 24,010 2,285,752
Diversified Financial Services 2.1%
Berkshire Hathaway, Inc.,
Class B* 28,370 5,064,329
Equitable Holdings, Inc.(a) 131,358 2,533,896
7,598,225
Diversified Telecommunication Services 3.9%
Verizon Communications, Inc. 259,057 14,281,812
Electric Utilities 3.3%
Edison International 61,240 3,325,945
FirstEnergy Corp. 176,795 6,856,110
PPL Corp. 71,356 1,843,839
12,025,894
Food Products 1.1%
Nestle SA (Registered) 36,039 3,981,415
Health Care Equipment & Supplies 5.1%
Alcon, Inc.* 58,786 3,368,216
Koninklijke Philips NV* 158,435 7,377,787
Medtronic plc 87,056 7,983,035
18,729,038
Common Stocks
Shares Value ($)
Health Care Providers & Services 6.1%
Anthem, Inc. 27,910 7,339,772
CVS Health Corp. 86,317 5,608,016
McKesson Corp. 19,948 3,060,422
Quest Diagnostics, Inc. 9,493 1,081,822
UnitedHealth Group, Inc. 17,980 5,303,201
22,393,233
Household Durables 1.4%
Newell Brands, Inc. 144,199 2,289,880
Sony Corp. 43,200 2,958,393
5,248,273
Household Products 1.2%
Henkel AG & Co. KGaA
(Preference) 48,580 4,516,250
Industrial Conglomerates 2.5%
General Electric Co. 612,307 4,182,057
Siemens AG (Registered) 43,320 5,088,703
9,270,760
Insurance 6.7%
Allstate Corp. (The) 26,049 2,526,493
American International Group,
Inc. 239,869 7,479,115
Arthur J Gallagher & Co. 63,050 6,146,745
Fidelity National Financial, Inc. 61,440 1,883,750
MetLife, Inc. 131,533 4,803,585
Willis Towers Watson plc 8,320 1,638,624
24,478,312
IT Services 3.3%
Cognizant Technology
Solutions Corp., Class A 137,280 7,800,250
Visa, Inc., Class A(a) 23,191 4,479,805
12,280,055
Media 2.9%
Comcast Corp., Class A 180,711 7,044,115
Fox Corp., Class A 111,830 2,999,280
Fox Corp., Class B 16,450 441,518
10,484,913
Multiline Retail 0.6%
Dollar General Corp. 12,179 2,320,221
Multi-Utilities 1.6%
NiSource, Inc. 43,470 988,508
Public Service Enterprise
Group, Inc. 100,061 4,918,999
5,907,507
Oil, Gas & Consumable Fuels 6.6%
BP plc 718,340 2,729,995
ConocoPhillips 92,980 3,907,019
Equinor ASA 276,290 3,929,192
Marathon Petroleum Corp. 138,510 5,177,504
Pioneer Natural Resources
Co. 50,787 4,961,890
Williams Cos., Inc. (The) 189,406 3,602,502
24,308,102
Personal Products 2.1%
Unilever NV, NYRS-UK 143,633 7,651,330

22 - Statement of Investments - June 30, 2020 (Unaudited) - BlackRock NVIT Equity Dividend Fund
Common Stocks
Shares Value ($)
Pharmaceuticals 6.5%
AstraZeneca plc 50,773 5,292,914
Bayer AG (Registered) 99,951 7,336,362
Pfizer, Inc. 76,251 2,493,408
Sanofi 87,720 8,924,549
24,047,233
Road & Rail 0.8%
Union Pacific Corp. 16,770 2,835,304
Semiconductors & Semiconductor Equipment 1.2%
Applied Materials, Inc. 30,830 1,863,674
NXP Semiconductors NV 23,230 2,649,149
4,512,823
Software 2.2%
CDK Global, Inc. 36,150 1,497,333
Microsoft Corp. 30,567 6,220,690
Open Text Corp. 4,350 184,788
7,902,811
Specialty Retail 2.3%
Lowe's Cos., Inc. 27,040 3,653,645
Ross Stores, Inc. 37,240 3,174,337
TJX Cos., Inc. (The) 34,950 1,767,072
8,595,054
Technology Hardware, Storage & Peripherals 1.6%
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S(a) 5,240 5,770,987
Tobacco 2.1%
Altria Group, Inc. 175,424 6,885,392
British American Tobacco plc 22,900 879,851
7,765,243
Trading Companies & Distributors 0.9%
Ferguson plc 40,660 3,326,188
Total Common Stocks
(cost $323,162,139) 337,742,381
Master Limited Partnership 1.3%
Shares
Oil, Gas & Consumable Fuels 1.3%
Enterprise Products Partners
LP 260,351 4,730,578
Total Master Limited Partnership
(cost  $6,334,702)
4,730,578
Repurchase Agreement 0.0%
†
Principal
Amount ($) Value ($)
Bank of America NA,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $168,001,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $171,360.(b) 168,000 168,000
Total Repurchase Agreement
(cost $168,000) 168,000
Total Investments
(cost $329,664,841) — 93.1% 342,640,959
Other assets in excess of liabilities — 6.9% 25,449,241
NET ASSETS — 100.0%
$ 368,090,200
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at June 30,
2020. The total value of securities on loan at June 30, 2020 was $12,765,607, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$168,000 and by $12,683,656 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 8.00%, and maturity dates ranging from 7/30/2020 –
11/15/2049, a total value of $12,851,656.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.
GDR Global Depositary Receipt
KR South Korea
NYRS New York Registry Shares
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

Neuberger Berman NVIT Multi Cap Opportunities Fund - June 30, 2020 (Unaudited) - Statement of Investments - 23
Common Stocks 99.1%
Shares Value ($)
Aerospace & Defense 2.5%
Boeing Co. (The) 5,000 916,500
Raytheon Technologies Corp. 67,000 4,128,540
5,045,040
Banks 3.0%
JPMorgan Chase & Co. 64,000 6,019,840
Capital Markets 6.3%
Brookfield Asset Management,
Inc., Class A 240,000 7,896,000
Charles Schwab Corp. (The) 80,000 2,699,200
Intercontinental Exchange, Inc. 22,000 2,015,200
12,610,400
Chemicals 1.7%
Sherwin-Williams Co. (The) 6,000 3,467,100
Communications Equipment 7.1%
Cisco Systems, Inc. 149,000 6,949,360
Motorola Solutions, Inc. 51,000 7,146,630
14,095,990
Construction Materials 1.5%
Eagle Materials, Inc. 42,000 2,949,240
Containers & Packaging 3.4%
Ball Corp. 98,000 6,810,020
Diversified Financial Services 4.3%
Berkshire Hathaway, Inc.,
Class B* 48,000 8,568,480
Electrical Equipment 2.0%
Rockwell Automation, Inc. 18,500 3,940,500
Entertainment 2.8%
Activision Blizzard, Inc. 45,000 3,415,500
Walt Disney Co. (The) 18,500 2,062,935
5,478,435
Food & Staples Retailing 3.0%
BJ's Wholesale Club Holdings,
Inc.* 67,000 2,497,090
US Foods Holding Corp.* 175,000 3,451,000
5,948,090
Food Products 2.8%
Lamb Weston Holdings, Inc. 43,000 2,748,990
Mondelez International, Inc.,
Class A 57,000 2,914,410
5,663,400
Health Care Equipment & Supplies 3.3%
Hill-Rom Holdings, Inc. 59,000 6,477,020
Health Care Providers & Services 3.8%
HCA Healthcare, Inc. 56,000 5,435,360
Common Stocks
Shares Value ($)
Health Care Providers & Services
Universal Health Services,
Inc., Class B 22,500 2,090,025
7,525,385
Hotels, Restaurants & Leisure 4.6%
Aramark 175,000 3,949,750
Las Vegas Sands Corp. 39,000 1,776,060
McDonald's Corp. 19,000 3,504,930
9,230,740
Household Products 0.9%
WD-40 Co. 9,000 1,784,700
Insurance 3.0%
Chubb Ltd. 30,000 3,798,600
Progressive Corp. (The) 27,000 2,162,970
5,961,570
Interactive Media & Services 4.7%
Alphabet, Inc., Class C* 6,600 9,329,826
Internet & Direct Marketing Retail 2.6%
Amazon.com, Inc.* 1,900 5,241,758
IT Services 3.5%
PayPal Holdings, Inc.* 40,000 6,969,200
Machinery 6.2%
Allison Transmission Holdings,
Inc. 80,000 2,942,400
Nordson Corp. 18,000 3,414,780
Stanley Black & Decker, Inc. 43,000 5,993,340
12,350,520
Media 5.2%
Cable One, Inc. 1,300 2,307,305
Comcast Corp., Class A 135,000 5,262,300
Fox Corp., Class A 106,000 2,842,920
10,412,525
Pharmaceuticals 2.1%
Pfizer, Inc. 125,000 4,087,500
Road & Rail 2.8%
CSX Corp. 81,000 5,648,940
Software 5.8%
Microsoft Corp. 57,000 11,600,070
Specialty Retail 2.6%
Lowe's Cos., Inc. 38,000 5,134,560
Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc. 30,000 10,944,000
Textiles, Apparel & Luxury Goods 2.1%
NIKE, Inc., Class B 43,000 4,216,150
Total Investments
(cost $135,941,222) — 99.1% 197,510,999
Other assets in excess of liabilities — 0.9% 1,705,660
NET ASSETS — 100.0%
$ 199,216,659
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

24 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Common Stocks 98.7%
Shares Value ($)
Aerospace & Defense 0.6%
Curtiss-Wright Corp. 9,100 812,448
General Dynamics Corp. 1,304 194,896
Lockheed Martin Corp. 2,647 965,943
Teledyne Technologies, Inc.* 7,303 2,270,868
4,244,155
Air Freight & Logistics 1.4%
CH Robinson Worldwide, Inc.
(a) 75,716 5,986,107
Expeditors International of
Washington, Inc. 36,787 2,797,283
8,783,390
Airlines 0.1%
Southwest Airlines Co. 12,958 442,904
Banks 3.5%
Bank of Hawaii Corp.(a) 8,631 530,030
Bank OZK(a) 15,906 373,314
Cullen/Frost Bankers, Inc.(a) 4,453 332,684
East West Bancorp, Inc.(a) 42,369 1,535,453
JPMorgan Chase & Co. 58,018 5,457,173
M&T Bank Corp. 12,488 1,298,377
PNC Financial Services
Group, Inc. (The) 19,685 2,071,059
SVB Financial Group* 22,876 4,930,464
US Bancorp 118,502 4,363,244
Wells Fargo & Co. 49,239 1,260,518
Western Alliance Bancorp(a) 7,628 288,872
22,441,188
Beverages 3.1%
Brown-Forman Corp., Class B 4,800 305,568
Coca-Cola Co. (The) 90,804 4,057,123
Constellation Brands, Inc.,
Class A 5,726 1,001,764
Monster Beverage Corp.* 81,641 5,659,354
PepsiCo, Inc. 66,318 8,771,218
19,795,027
Biotechnology 1.4%
Alkermes plc* 23,323 452,583
Biogen, Inc.* 11,567 3,094,751
Gilead Sciences, Inc. 41,439 3,188,316
Incyte Corp.* 10,343 1,075,362
Regeneron Pharmaceuticals,
Inc.* 1,817 1,133,172
8,944,184
Capital Markets 2.2%
BlackRock, Inc.(a) 3,382 1,840,112
Cboe Global Markets, Inc. 3,060 285,437
CME Group, Inc. 16,807 2,731,810
MarketAxess Holdings, Inc. 2,112 1,057,943
Northern Trust Corp.(a) 48,976 3,885,756
SEI Investments Co. 27,358 1,504,143
T. Rowe Price Group, Inc. 22,170 2,737,995
14,043,196
Chemicals 3.3%
Air Products & Chemicals, Inc. 4,353 1,051,075
Dow, Inc. 34,825 1,419,467
Ecolab, Inc. 47,967 9,543,035
Linde plc(a) 24,989 5,300,417
Common Stocks
Shares Value ($)
Chemicals
LyondellBasell Industries NV,
Class A 5,018 329,783
NewMarket Corp. 750 300,360
PPG Industries, Inc. 19,121 2,027,973
Sherwin-Williams Co. (The) 2,233 1,290,339
21,262,449
Commercial Services & Supplies 2.1%
Copart, Inc.* 15,158 1,262,207
Republic Services, Inc. 48,094 3,946,113
Rollins, Inc.(a) 5,457 231,322
Waste Management, Inc. 75,198 7,964,220
13,403,862
Communications Equipment 0.8%
Cisco Systems, Inc. 102,561 4,783,445
F5 Networks, Inc.* 1,700 237,116
5,020,561
Consumer Finance 0.2%
American Express Co. 5,511 524,647
Credit Acceptance Corp.*(a) 1,795 752,123
1,276,770
Distributors 0.1%
Pool Corp.(a) 3,482 946,651
Diversified Telecommunication Services 0.6%
AT&T, Inc. 11,181 338,002
Verizon Communications, Inc. 59,316 3,270,091
3,608,093
Electric Utilities 5.2%
Alliant Energy Corp. 5,271 252,165
American Electric Power Co.,
Inc. 76,162 6,065,542
Duke Energy Corp.(a) 43,285 3,458,039
Evergy, Inc. 42,188 2,501,326
Eversource Energy 42,108 3,506,333
NextEra Energy, Inc. 36,748 8,825,767
OGE Energy Corp. 7,496 227,579
Pinnacle West Capital Corp. 51,852 3,800,233
Xcel Energy, Inc.(a) 76,481 4,780,062
33,417,046
Electrical Equipment 0.9%
Eaton Corp. plc 40,024 3,501,300
Emerson Electric Co. 8,211 509,328
Rockwell Automation, Inc. 8,297 1,767,261
5,777,889
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A 4,613 441,972
Cognex Corp. 46,013 2,747,896
Dolby Laboratories, Inc., Class
A 3,451 227,317
National Instruments Corp. 27,974 1,082,874
4,500,059
Entertainment 0.8%
Electronic Arts, Inc.* 2,239 295,660
Spotify Technology SA* 2,545 657,094
Take-Two Interactive Software,
Inc.* 5,816 811,739

NVIT AQR Large Cap Defensive Style Fund - June 30, 2020 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Entertainment
Walt Disney Co. (The) 28,194 3,143,913
4,908,406
Equity Real Estate Investment Trusts (REITs) 0.4%
Federal Realty Investment
Trust 12,377 1,054,644
Public Storage 9,802 1,880,906
2,935,550
Food & Staples Retailing 3.6%
Casey's General Stores, Inc. 3,425 512,106
Costco Wholesale Corp. 26,971 8,177,877
Kroger Co. (The) 181,794 6,153,727
Sprouts Farmers Market,
Inc.*(a) 10,030 256,668
Walmart, Inc. 69,276 8,297,879
23,398,257
Food Products 3.3%
Campbell Soup Co.(a) 14,807 734,871
Flowers Foods, Inc. 87,796 1,963,119
General Mills, Inc. 8,832 544,493
Hain Celestial Group, Inc.
(The)*(a) 8,566 269,915
Hershey Co. (The) 3,041 394,174
Hormel Foods Corp.(a) 135,327 6,532,234
J M Smucker Co. (The) 9,691 1,025,405
Lamb Weston Holdings, Inc. 41,302 2,640,437
McCormick & Co., Inc.
(Non-Voting) 11,409 2,046,889
Mondelez International, Inc.,
Class A 95,057 4,860,264
21,011,801
Gas Utilities 0.9%
Atmos Energy Corp. 40,099 3,993,058
UGI Corp. 53,492 1,701,046
5,694,104
Health Care Equipment & Supplies 2.6%
Abbott Laboratories 84,286 7,706,269
Danaher Corp. 1,513 267,544
Edwards Lifesciences Corp.* 4,257 294,201
IDEXX Laboratories, Inc.* 3,391 1,119,572
Intuitive Surgical, Inc.* 12,532 7,141,110
16,528,696
Health Care Providers & Services 2.8%
Anthem, Inc. 10,449 2,747,878
Chemed Corp. 3,860 1,741,130
Henry Schein, Inc.* 66,409 3,877,622
UnitedHealth Group, Inc. 32,941 9,715,948
18,082,578
Hotels, Restaurants & Leisure 1.1%
McDonald's Corp. 23,166 4,273,432
Starbucks Corp. 39,894 2,935,799
7,209,231
Household Products 3.0%
Church & Dwight Co., Inc. 23,712 1,832,938
Clorox Co. (The)(a) 32,922 7,222,099
Colgate-Palmolive Co. 15,285 1,119,779
Common Stocks
Shares Value ($)
Household Products
Procter & Gamble Co. (The) 74,863 8,951,369
19,126,185
Industrial Conglomerates 1.4%
3M Co. 25,461 3,971,661
Honeywell International, Inc. 33,390 4,827,860
8,799,521
Insurance 6.6%
Alleghany Corp. 1,138 556,641
Allstate Corp. (The) 66,724 6,471,561
American Financial Group, Inc. 2,371 150,464
Aon plc, Class A 1,560 300,456
Chubb Ltd. 55,174 6,986,132
Everest Re Group Ltd. 19,500 4,020,900
Fidelity National Financial, Inc. 58,014 1,778,709
Markel Corp.* 1,291 1,191,812
Marsh & McLennan Cos., Inc. 38,056 4,086,073
Progressive Corp. (The) 112,585 9,019,184
RenaissanceRe Holdings Ltd. 11,219 1,918,786
Travelers Cos., Inc. (The) 48,318 5,510,668
W R Berkley Corp. 9,664 553,650
42,545,036
Interactive Media & Services 3.0%
Alphabet, Inc., Class A* 7,143 10,129,131
Facebook, Inc., Class A* 39,846 9,047,831
19,176,962
Internet & Direct Marketing Retail 1.8%
Amazon.com, Inc.* 2,966 8,182,660
Booking Holdings, Inc.* 2,363 3,762,700
11,945,360
IT Services 7.0%
Accenture plc, Class A 49,994 10,734,712
Akamai Technologies, Inc.* 28,480 3,049,923
Amdocs Ltd. 22,586 1,375,036
Automatic Data Processing,
Inc. 13,213 1,967,284
Broadridge Financial
Solutions, Inc.(a) 2,776 350,303
Jack Henry & Associates, Inc. 14,105 2,595,743
Mastercard, Inc., Class A 32,619 9,645,438
Paychex, Inc. 55,526 4,206,095
VeriSign, Inc.* 7,767 1,606,449
Visa, Inc., Class A(a) 51,044 9,860,169
45,391,152
Life Sciences Tools & Services 2.3%
Agilent Technologies, Inc. 3,763 332,536
Bio-Techne Corp. 1,164 307,378
Illumina, Inc.* 5,382 1,993,224
Mettler-Toledo International,
Inc.* 5,348 4,308,081
Thermo Fisher Scientific, Inc. 20,944 7,588,849
Waters Corp.* 1,811 326,704
14,856,772
Machinery 1.4%
Caterpillar, Inc. 19,344 2,447,016
IDEX Corp. 7,454 1,178,030
Illinois Tool Works, Inc. 23,267 4,068,235

26 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Common Stocks
Shares Value ($)
Machinery
Stanley Black & Decker, Inc. 11,449 1,595,762
9,289,043
Media 0.1%
Comcast Corp., Class A 11,921 464,680
New York Times Co. (The),
Class A(a) 5,354 225,029
689,709
Multiline Retail 0.5%
Target Corp. 28,485 3,416,206
Multi-Utilities 4.0%
Ameren Corp. 83,269 5,858,807
Consolidated Edison, Inc. 37,368 2,687,880
Dominion Energy, Inc. 51,756 4,201,552
DTE Energy Co. 37,547 4,036,303
Public Service Enterprise
Group, Inc. 75,478 3,710,498
WEC Energy Group, Inc. 59,197 5,188,617
25,683,657
Oil, Gas & Consumable Fuels 0.1%
Chevron Corp. 4,747 423,575
Exxon Mobil Corp. 12,092 540,754
964,329
Personal Products 0.7%
Estee Lauder Cos., Inc. (The),
Class A 25,660 4,841,529
Pharmaceuticals 4.2%
Eli Lilly & Co. 36,123 5,930,674
Johnson & Johnson 62,104 8,733,685
Merck & Co., Inc. 92,218 7,131,218
Pfizer, Inc. 102,788 3,361,168
Zoetis, Inc. 15,841 2,170,851
27,327,596
Professional Services 0.9%
CoStar Group, Inc.* 4,157 2,954,255
Robert Half International, Inc. 51,206 2,705,213
5,659,468
Road & Rail 1.3%
Landstar System, Inc.(a) 26,192 2,941,624
Old Dominion Freight Line, Inc. 30,748 5,214,553
8,156,177
Semiconductors & Semiconductor Equipment 2.1%
Broadcom, Inc. 3,981 1,256,444
NVIDIA Corp. 1,140 433,097
Skyworks Solutions, Inc. 10,040 1,283,714
Texas Instruments, Inc. 64,847 8,233,624
Xilinx, Inc. 24,623 2,422,657
13,629,536
Software 6.2%
Adobe, Inc.* 27,071 11,784,277
ANSYS, Inc.* 2,126 620,218
Dropbox, Inc., Class A* 59,676 1,299,147
Intuit, Inc. 25,018 7,410,081
Microsoft Corp. 52,446 10,673,285
Oracle Corp. 53,034 2,931,189
Common Stocks
Shares Value ($)
Software
Zscaler, Inc.*(a) 48,223 5,280,419
39,998,616
Specialty Retail 3.6%
Best Buy Co., Inc. 6,129 534,878
Home Depot, Inc. (The) 43,666 10,938,769
Lowe's Cos., Inc. 44,831 6,057,565
O'Reilly Automotive, Inc.* 1,370 577,688
Ross Stores, Inc. 32,056 2,732,453
TJX Cos., Inc. (The) 42,123 2,129,739
22,971,092
Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc. 30,967 11,296,762
Textiles, Apparel & Luxury Goods 2.3%
Lululemon Athletica, Inc.* 30,305 9,455,463
NIKE, Inc., Class B 53,015 5,198,121
14,653,584
Thrifts & Mortgage Finance 0.0%
†
TFS Financial Corp. 15,133 216,553
Tobacco 0.8%
Altria Group, Inc. 74,879 2,939,001
Philip Morris International, Inc. 36,771 2,576,176
5,515,177
Water Utilities 1.4%
American Water Works Co.,
Inc. 58,526 7,529,955
Essential Utilities, Inc. 33,374 1,409,718
8,939,673
Wireless Telecommunication Services 0.6%
T-Mobile US, Inc.* 39,680 4,132,672
Total Common Stocks
(cost $483,933,741) 636,898,414
Rights 0.0%
†
Number of
Rights
Wireless Telecommunication Services 0.0%
†
T-Mobile US, Inc., expiring
7/27/2020* 8,661 1,455
Total Rights
(cost $41,573) 1,455
Repurchase Agreements 1.3%
Principal
Amount ($)
Bank of America NA,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $6,203,927,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $6,327,989.
(b)(c) 6,203,911 6,203,911

NVIT AQR Large Cap Defensive Style Fund - June 30, 2020 (Unaudited) - Statement of Investments - 27
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets Securities,
Inc.,
0.08%, dated 6/30/2020,
due 7/7/2020, repurchase
price $1,000,016,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042;
total market value
$1,020,003.(b)(c) 1,000,000 1,000,000
Pershing LLC,
0.14%, dated 6/30/2020,
due 7/1/2020, repurchase
price $1,000,004,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
7/23/2020 - 12/20/2069;
total market value
$1,020,000.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $8,203,911) 8,203,911
Total Investments
(cost $492,179,225) — 100.0% 645,103,780
Liabilities in excess of other assets — 0.0%
†
(221,796)
NET ASSETS — 100.0%
$ 644,881,984
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $47,569,980, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $8,203,911 and by $39,776,910 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 8.75%, and maturity dates ranging from
7/9/2020 – 2/15/2050, a total value of $47,980,821.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $8,203,911.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar
Futures contracts outstanding as of June 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 16 9/2020 USD 2,472,161 53,149
53,149
At June 30, 2020, the Fund had $211,200 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

28 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT J.P. Morgan Disciplined Equity Fund
Common Stocks 99.2%
Shares Value ($)
Aerospace & Defense 1.6%
Northrop Grumman Corp. 192 59,028
Raytheon Technologies Corp. 645 39,745
98,773
Auto Components 0.3%
Aptiv plc 74 5,766
BorgWarner, Inc. 208 7,342
Magna International, Inc. 105 4,676
17,784
Banks 2.3%
Bank of America Corp. 1,344 31,920
Citigroup, Inc. 1,417 72,409
East West Bancorp, Inc. 273 9,893
First Horizon National Corp.(a) 457 4,552
First Republic Bank 142 15,050
SVB Financial Group* 60 12,932
146,756
Beverages 1.5%
Coca-Cola Co. (The) 1,162 51,918
PepsiCo, Inc. 349 46,159
98,077
Biotechnology 3.3%
AbbVie, Inc. 996 97,787
Alexion Pharmaceuticals, Inc.* 230 25,815
Amgen, Inc. 71 16,746
Biogen, Inc.* 78 20,869
Regeneron Pharmaceuticals,
Inc.* 28 17,462
Vertex Pharmaceuticals, Inc.* 109 31,644
210,323
Building Products 0.9%
Carrier Global Corp. 343 7,621
Masco Corp. 184 9,239
Trane Technologies plc 420 37,372
54,232
Capital Markets 2.5%
BlackRock, Inc. 89 48,424
Charles Schwab Corp. (The) 220 7,423
Morgan Stanley 1,385 66,895
S&P Global, Inc. 87 28,665
State Street Corp. 108 6,863
158,270
Chemicals 2.5%
Air Products & Chemicals, Inc. 198 47,809
Celanese Corp. 153 13,210
Eastman Chemical Co. 48 3,343
FMC Corp. 457 45,526
Linde plc 229 48,573
158,461
Commercial Services & Supplies 0.2%
Waste Management, Inc. 117 12,391
Consumer Finance 0.5%
American Express Co. 346 32,939
Diversified Financial Services 0.3%
Voya Financial, Inc. 368 17,167
Common Stocks
Shares Value ($)
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc. 611 33,684
Electric Utilities 2.7%
Entergy Corp. 318 29,832
Evergy , Inc. 182 10,791
NextEra Energy, Inc. 384 92,225
Xcel Energy, Inc. 637 39,812
172,660
Electrical Equipment 0.6%
AMETEK, Inc. 58 5,183
Eaton Corp. plc 377 32,980
38,163
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp., Class A 13 1,245
TE Connectivity Ltd. 36 2,936
4,181
Entertainment 1.4%
Electronic Arts, Inc.* 82 10,828
Netflix, Inc.* 151 68,711
Warner Music Group Corp.,
Class A* 302 8,909
88,448
Equity Real Estate Investment Trusts (REITs) 2.6%
Equinix , Inc. 53 37,222
JBG SMITH Properties 185 5,470
Prologis, Inc. 645 60,198
Realty Income Corp. 131 7,795
SBA Communications Corp. 139 41,411
Ventas, Inc. 310 11,352
163,448
Food & Staples Retailing 0.3%
Albertsons Cos., Inc., Class A* 202 3,185
Costco Wholesale Corp. 61 18,496
21,681
Food Products 0.5%
Conagra Brands, Inc. 172 6,049
Mondelez International, Inc.,
Class A 502 25,668
31,717
Health Care Equipment & Supplies 2.6%
Baxter International, Inc. 457 39,348
Boston Scientific Corp.* 1,545 54,245
Medtronic plc 125 11,463
Zimmer Biomet Holdings, Inc. 504 60,157
165,213
Health Care Providers & Services 3.3%
Cigna Corp. 469 88,008
HCA Healthcare, Inc. 90 8,735
McKesson Corp. 202 30,991
UnitedHealth Group, Inc. 274 80,816
208,550
Hotels, Restaurants & Leisure 1.4%
Las Vegas Sands Corp. 574 26,140
McDonald's Corp. 118 21,768
Yum! Brands, Inc. 477 41,456
89,364

NVIT J.P. Morgan Disciplined Equity Fund - June 30, 2020 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Household Durables 0.5%
DR Horton, Inc. 164 9,094
Lennar Corp., Class A 403 24,833
33,927
Household Products 1.7%
Procter & Gamble Co. (The) 874 104,504
Industrial Conglomerates 1.1%
Honeywell International, Inc. 472 68,247
Insurance 1.0%
Arthur J Gallagher & Co. 196 19,108
Chubb Ltd. 173 21,905
Progressive Corp. (The) 250 20,028
61,041
Interactive Media & Services 5.5%
Alphabet, Inc., Class A* 113 160,240
Alphabet, Inc., Class C* 54 76,335
Facebook, Inc., Class A* 486 110,356
346,931
Internet & Direct Marketing Retail 6.1%
Amazon.com, Inc.* 130 358,647
Booking Holdings, Inc.* 19 30,254
388,901
IT Services 8.4%
Automatic Data Processing,
Inc. 319 47,496
Booz Allen Hamilton Holding
Corp. 86 6,690
Fidelity National Information
Services, Inc. 405 54,306
Fiserv, Inc.* 504 49,201
FleetCor Technologies, Inc.* 25 6,288
Leidos Holdings, Inc. 664 62,197
Mastercard , Inc., Class A 430 127,151
PayPal Holdings, Inc.* 802 139,732
Visa, Inc., Class A 56 10,818
WEX, Inc.* 165 27,227
531,106
Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc. 269 97,469
Machinery 1.1%
Parker-Hannifin Corp. 155 28,407
Snap-on, Inc. 24 3,324
Stanley Black & Decker, Inc. 278 38,748
70,479
Media 2.1%
Charter Communications, Inc.,
Class A* 113 57,635
Comcast Corp., Class A 1,356 52,857
Discovery, Inc., Class A*(a) 487 10,276
Discovery, Inc., Class C* 648 12,480
133,248
Multiline Retail 0.2%
Dollar Tree, Inc.* 163 15,107
Multi-Utilities 0.2%
CenterPoint Energy, Inc. 173 3,230
Common Stocks
Shares Value ($)
Multi-Utilities
CMS Energy Corp. 105 6,134
9,364
Oil, Gas & Consumable Fuels 2.5%
Chevron Corp. 784 69,956
Diamondback Energy, Inc. 561 23,461
Marathon Petroleum Corp. 397 14,840
Pioneer Natural Resources
Co. 252 24,620
Williams Cos., Inc. (The) 1,187 22,577
155,454
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co. 1,303 76,617
Eli Lilly & Co. 396 65,015
Johnson & Johnson 253 35,579
Merck & Co., Inc. 699 54,054
231,265
Road & Rail 2.6%
CSX Corp. 204 14,227
Kansas City Southern 34 5,076
Lyft, Inc., Class A* 434 14,326
Norfolk Southern Corp. 499 87,610
Union Pacific Corp. 262 44,296
165,535
Semiconductors & Semiconductor Equipment 5.8%
Analog Devices, Inc. 411 50,405
ASML Holding NV
(Registered), NYRS-NL 248 91,272
KLA Corp. 41 7,974
Lam Research Corp. 105 33,963
Micron Technology, Inc.* 44 2,267
NVIDIA Corp. 173 65,725
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 994 56,429
Texas Instruments, Inc. 456 57,898
Xilinx, Inc. 31 3,050
368,983
Software 11.0%
Ceridian HCM Holding, Inc.* 355 28,141
Intuit, Inc. 53 15,698
Microsoft Corp. 2,327 473,567
Paylocity Holding Corp.* 171 24,947
salesforce.com, Inc.* 509 95,351
ServiceNow , Inc.* 74 29,975
Workday, Inc., Class A* 159 29,790
697,469
Specialty Retail 4.6%
AutoZone, Inc.* 22 24,818
Best Buy Co., Inc. 333 29,061
Home Depot, Inc. (The) 306 76,656
Lowe's Cos., Inc. 615 83,099
O'Reilly Automotive, Inc.* 136 57,347
TJX Cos., Inc. (The) 462 23,359
294,340
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc. 1,058 385,958

30 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT J.P. Morgan Disciplined Equity Fund
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B 276 27,062
Tobacco 0.7%
Altria Group, Inc. 471 18,487
Philip Morris International, Inc. 380 26,623
45,110
Wireless Telecommunication Services 0.6%
T-Mobile US, Inc.* 366 38,119
Total Common Stocks
(cost $5,686,829) 6,291,901
Rights 0.0%
†
Number of
Rights
Pharmaceuticals 0.0%
†
Bristol-Myers Squibb Co.,
CVR, expiring 12/31/2020* 306 1,096
Wireless Telecommunication Services 0.0%
†
T-Mobile US, Inc., expiring
7/27/2020* 100 17
Total Rights
(cost $1,132) 1,113
Repurchase Agreement 0.0%
†
Principal
Amount ($) Value ($)
Bank of America NA,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $66, collateralized
by U.S. Government
Agency Securities, 3.00%,
maturing 7/20/2049; total
market value $67.(b)(c) 65 65
Total Repurchase Agreement
(cost $65) 65
Total Investments
(cost $5,688,026) — 99.2% 6,293,079
Other assets in excess of liabilities — 0.8% 51,838
NET ASSETS — 100.0%
$ 6,344,917
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $2,304, which was collateralized by cash used to
purchase repurchase agreements with a total value of $65
and by $2,208 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.75%, and maturity dates ranging from 7/9/2020 –
2/15/2050, a total value of $2,273.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $65.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVR Contingent Value Rights
NL Netherlands
NYRS New York Registry Shares
REIT Real Estate Investment Trust
TW Taiwan
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2020 (Unaudited) - Statement of Investments - 31
Common Stocks 96.0%
Shares Value ($)
Aerospace & Defense 1.2%
Lockheed Martin Corp. 6,461 2,357,748
Air Freight & Logistics 1.1%
Expeditors International of
Washington, Inc. 27,543 2,094,370
Biotechnology 6.2%
Alexion Pharmaceuticals, Inc.* 10,055 1,128,573
Bluebird Bio, Inc.* 7,638 466,224
Bridgebio Pharma, Inc.*(a) 9,597 312,958
Editas Medicine, Inc.* 13,074 386,729
Gilead Sciences, Inc. 34,968 2,690,438
Incyte Corp.* 29,146 3,030,310
Intercept Pharmaceuticals,
Inc.*(a) 2,601 124,614
Ionis Pharmaceuticals, Inc.*(a) 15,567 917,830
Sage Therapeutics, Inc.* 6,717 279,293
Vertex Pharmaceuticals,
Inc.*(a) 8,616 2,501,311
Xencor , Inc.* 7,180 232,560
12,070,840
Capital Markets 1.2%
Intercontinental Exchange, Inc. 1,994 182,650
LPL Financial Holdings, Inc.(a) 27,660 2,168,544
2,351,194
Chemicals 0.7%
W R Grace & Co. 26,572 1,350,123
Communications Equipment 0.5%
CommScope Holding Co.,
Inc.*(a) 108,427 903,197
Construction & Engineering 0.9%
EMCOR Group, Inc. 15,254 1,008,899
Quanta Services, Inc. 19,946 782,482
1,791,381
Consumer Finance 0.8%
Green Dot Corp., Class A* 17,330 850,556
SLM Corp. 89,166 626,837
1,477,393
Distributors 0.0%
†
Core-Mark Holding Co., Inc. 1,098 27,401
Diversified Consumer Services 0.5%
H&R Block, Inc. 72,466 1,034,814
Diversified Telecommunication Services 0.9%
Cogent Communications
Holdings, Inc. 21,849 1,690,239
Electrical Equipment 0.1%
Atkore International Group,
Inc.* 7,303 199,737
Electronic Equipment, Instruments & Components 0.3%
Jabil, Inc. 15,288 490,439
Entertainment 2.8%
Spotify Technology SA* 15,419 3,981,031
Take-Two Interactive Software,
Inc.* 11,084 1,546,994
5,528,025
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs) 0.8%
Equity LifeStyle Properties,
Inc. 21,922 1,369,687
National Health Investors, Inc. 4,728 287,084
1,656,771
Food & Staples Retailing 0.2%
Sprouts Farmers Market,
Inc.*(a) 17,804 455,604
Food Products 1.2%
Hershey Co. (The) 14,272 1,849,937
Sanderson Farms, Inc. 3,396 393,562
TreeHouse Foods, Inc.* 4,590 201,042
2,444,541
Health Care Equipment & Supplies 0.9%
ICU Medical, Inc.* 8,186 1,508,761
Insulet Corp.* 1,526 296,441
1,805,202
Health Care Providers & Services 6.2%
AmerisourceBergen Corp.(a) 30,477 3,071,167
Anthem, Inc. 9,097 2,392,329
Humana, Inc. 8,247 3,197,774
Magellan Health, Inc.* 11,749 857,442
McKesson Corp. 16,549 2,538,948
12,057,660
Hotels, Restaurants & Leisure 3.1%
Chipotle Mexican Grill, Inc.* 1,223 1,287,036
Starbucks Corp.(a) 51,623 3,798,937
Wingstop , Inc. 7,122 989,744
6,075,717
Insurance 1.4%
Axis Capital Holdings Ltd. 38,637 1,567,117
RenaissanceRe Holdings Ltd.
(a) 6,594 1,127,772
2,694,889
Interactive Media & Services 5.8%
Alphabet, Inc., Class C* 4,895 6,919,621
Cargurus , Inc.* 6,628 168,020
Facebook, Inc., Class A* 15,357 3,487,114
Yelp, Inc.* 37,378 864,553
11,439,308
Internet & Direct Marketing Retail 9.1%
Amazon.com, Inc.* 6,457 17,813,701
IT Services 5.8%
CSG Systems International,
Inc. 3,233 133,814
GoDaddy , Inc., Class A*(a) 23,936 1,755,227
Mastercard , Inc., Class A 20,897 6,179,243
VeriSign, Inc.* 13,149 2,719,608
Visa, Inc., Class A(a) 3,233 624,518
11,412,410
Machinery 0.2%
Allison Transmission Holdings,
Inc. 6,993 257,202
Meritor, Inc.*(a) 6,232 123,394
380,596

32 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks
Shares Value ($)
Media 2.1%
Altice USA, Inc., Class A* 32,996 743,730
Cable One, Inc. 168 298,175
Charter Communications, Inc.,
Class A*(a) 3,620 1,846,345
Omnicom Group, Inc.(a) 22,192 1,211,683
4,099,933
Oil, Gas & Consumable Fuels 0.7%
Cheniere Energy, Inc.* 28,895 1,396,206
Paper & Forest Products 1.0%
Boise Cascade Co. 13,613 511,985
Louisiana-Pacific Corp. 55,552 1,424,909
1,936,894
Personal Products 0.4%
Herbalife Nutrition Ltd.* 19,178 862,626
Pharmaceuticals 1.8%
Corcept Therapeutics, Inc.*(a) 19,681 331,034
Eli Lilly & Co. 11,868 1,948,488
Jazz Pharmaceuticals plc* 5,253 579,616
Pacira BioSciences , Inc.*(a) 3,649 191,463
Supernus Pharmaceuticals,
Inc.* 20,806 494,143
3,544,744
Professional Services 1.9%
Insperity , Inc. 31,847 2,061,456
Korn Ferry 14,794 454,620
TriNet Group, Inc.*(a) 19,248 1,172,973
3,689,049
Road & Rail 1.3%
Landstar System, Inc.(a) 14,029 1,575,597
Old Dominion Freight Line, Inc. 5,503 933,254
2,508,851
Semiconductors & Semiconductor Equipment 3.3%
QUALCOMM, Inc. 30,857 2,814,467
Synaptics , Inc.* 19,537 1,174,565
Universal Display Corp.(a) 3,820 571,548
Xilinx, Inc. 19,923 1,960,224
6,520,804
Software 19.2%
Autodesk, Inc.*(a) 1,352 323,385
Box, Inc., Class A* 70,541 1,464,431
Ceridian HCM Holding, Inc.*(a) 12,138 962,179
Cloudera, Inc.*(a) 46,052 585,781
CommVault Systems, Inc.* 44,371 1,717,158
Cornerstone OnDemand ,
Inc.*(a) 44,762 1,726,023
Dropbox, Inc., Class A* 12,154 264,593
FireEye, Inc.* 99,875 1,215,978
Fortinet, Inc.*(a) 22,411 3,076,358
Microsoft Corp. 82,164 16,721,196
New Relic, Inc.* 20,845 1,436,220
Nutanix , Inc., Class A*(a) 26,799 635,270
Palo Alto Networks, Inc.* 2,124 487,819
Progress Software Corp. 33,319 1,291,111
Rapid7, Inc.*(a) 4,985 254,335
Tenable Holdings, Inc.* 17,264 514,640
Teradata Corp.* 72,628 1,510,662
Common Stocks
Shares Value ($)
Software
Varonis Systems, Inc.* 9,416 833,128
Verint Systems, Inc.* 23,029 1,040,450
Workiva , Inc.*(a) 15,544 831,449
Zscaler , Inc.*(a) 6,085 666,308
37,558,474
Specialty Retail 3.0%
AutoZone, Inc.* 2,385 2,690,566
Lowe's Cos., Inc. 22,828 3,084,520
5,775,086
Technology Hardware, Storage & Peripherals 9.4%
Apple, Inc. 39,000 14,227,200
Dell Technologies, Inc., Class
C* 51,407 2,824,300
NetApp, Inc. 3,284 145,711
Pure Storage, Inc., Class A*(a) 71,020 1,230,777
18,427,988
Total Common Stocks
(cost $144,277,362) 187,923,955
Repurchase Agreements 1.8%
Principal
Amount ($)
Bank of America NA,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $3,019,469,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $3,079,850.
(b)(c) 3,019,461 3,019,461
Pershing LLC,
0.14%, dated 6/30/2020,
due 7/1/2020, repurchase
price $500,002,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
7/23/2020 - 12/20/2069;
total market value
$510,000.(b)(c) 500,000 500,000
Total Repurchase Agreements
(cost $3,519,461) 3,519,461
Total Investments
(cost $147,796,823) — 97.8% 191,443,416
Other assets in excess of liabilities — 2.2% 4,293,669
NET ASSETS — 100.0%
$ 195,737,085

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2020 (Unaudited) - Statement of Investments - 33
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $19,063,691, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $3,519,461 and by $15,797,381 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 8.75%, and maturity dates ranging from
7/9/2020 – 2/15/2050, a total value of $19,316,842.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $3,519,461.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
OTC Total return swap contracts outstanding as of June 30, 2020 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
ABIOMED, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 6,182 14,157 14,157
Acceleron
Pharma, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 1,321 3,421 3,421
Acuity Brands,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 2,932 33,102 33,102
Agios
Pharmaceuticals,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 6,378 11,289 11,289
Align Technology,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 9,701 109,621 109,621
Alliance Data
Systems Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 9,021 20,297 20,297
Allison
Transmission
Holdings, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 36,837 49,362 49,362
Alphabet, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 1,308 70,253 70,253
Altice USA, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 43,165 3,885 3,885
Amazon.com, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 180 11,871 11,871
Anaplan, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 13,646 18,559 18,559

34 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Arena
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 7,352 21,835 21,835
Arrowhead
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 3,478 278 278
Atkore
International
Group, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 19,057 54,694 54,694
Atlassian Corp.
plc
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 5,291 27,386 27,386
Axis Capital
Holdings Ltd.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 2,980 3,815 3,815
Black Knight, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 14,128 848 848
Cable One, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 984 59,699 59,699
Cardinal Health,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 35,505 72,820 72,820
Cargurus , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 6,858 11,864 11,864
Charter
Communications,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 3,261 25,338 25,338
Citrix Systems,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 18,826 96,765 96,765
CommScope
Holding Co., Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 15,663 157 157
Corcept
Therapeutics, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 4,282 728 728
Core-Mark
Holding Co., Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 5,884 6,678 6,678
Crowdstrike
Holdings, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 5,407 8,110 8,110
CSG Systems
International, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 24,588 20,408 20,408

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2020 (Unaudited) - Statement of Investments - 35
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Domino's Pizza,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 6,233 22,626 22,626
Dropbox, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 68,226 20,468 20,468
Equity LifeStyle
Properties, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 5,556 4,681 4,681
Everest Re Group
Ltd.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 4,969 26,485 26,485
Four Corners
Property Trust,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 22,012 26,085 26,085
GoDaddy , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 1,892 3,349 3,349
Green Dot Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 30,792 88,681 88,681
Hershey Co. (The) 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 2,553 9,625 9,625
II-VI, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 12,183 13,401 13,401
Insperity , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 6,467 26,838 26,838
Insulet Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 2,330 16,450 16,450
Intercontinental
Exchange, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 27,149 32,579 32,579
Iovance
Biotherapeutics ,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 2,537 51 51
Ironwood
Pharmaceuticals,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 58,478 15,789 15,789
Korn Ferry 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 7,046 9,512 9,512
LivePerson , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 1,369 96 96

36 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Louisiana-Pacific
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 20,580 38,896 38,896
Madison Square
Garden Sports
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 77 119 119
Marriott Vacations
Worldwide Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 4,916 23,154 23,154
Merit Medical
Systems, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 11,802 42,015 42,015
Meritor, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 9,182 10,284 10,284
Molina
Healthcare, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 11,244 99,959 99,959
Momenta
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 10,632 39,976 39,976
National Health
Investors, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 445 1,229 1,229
NetApp, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 40,440 15,367 15,367
Novocure Ltd. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 8,010 2,723 2,723
NVR, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 552 50,293 50,293
Old Dominion
Freight Line, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 4,273 28,159 28,159
Ollie's Bargain
Outlet Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 10,006 8,305 8,305
Pacira
BioSciences , Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 7,561 63,361 63,361
PagerDuty , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 8,975 4,411 4,411

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2020 (Unaudited) - Statement of Investments - 37
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Palo Alto
Networks, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 6,575 28,141 28,141
QUALCOMM, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 16,907 53,933 53,933
Quanta Services,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 20,276 12,977 12,977
Rapid7, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 287 390 390
Reata
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 540 3,861 3,861
RenaissanceRe
Holdings Ltd.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 4,462 15,751 15,751
Rent-A-Center,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 21,468 38,857 38,857
RingCentral, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 4,094 17,522 17,522
Roku, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 247 1,487 1,487
Stepan Co. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 3,400 31,076 31,076
Super Micro
Computer, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 6,896 1,862 1,862
Supernus
Pharmaceuticals,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 5,203 2,654 2,654
Synaptics , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 2,402 9,272 9,272
Tempur Sealy
International, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 6,048 6,016 6,016
Teradata Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 7,545 3,697 3,697
Trade Desk, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 539 286 286

38 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
TreeHouse Foods,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 7,492 11,313 11,313
TriNet Group, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 1,009 2,240 2,240
Twilio , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 5,684 9,833 9,833
Verint Systems,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 13,114 23,212 23,212
Vertex
Pharmaceuticals,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 3,787 15,792 15,792
Wayfair, Inc. Increases in total
return of reference
entity
OBFR - 0.92% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 1,280 5,542 5,542
World Wrestling
Entertainment,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 12,692 26,526 26,526
XPO Logistics,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 19,994 85,774 85,774
Yelp, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 16,942 29,140 29,140
Y- mAbs
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 6,165 12,772 12,772
1,952,133 1,952,133
8x8, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 11,608 (6,152) (6,152)
Abbott
Laboratories
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 611 (1,662) (1,662)
ACADIA
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 4,368 (2,359) (2,359)
Addus HomeCare
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 2,444 (8,456) (8,456)
Advanced
Drainage
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 5,776 (20,158) (20,158)
Agilent
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 10,729 (28,432) (28,432)
Albany
International Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 7,090 (32,330) (32,330)

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2020 (Unaudited) - Statement of Investments - 39
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Alteryx, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 8,706 (16,193) (16,193)
Amcor plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 95,934 (50,925) (50,925)
American Eagle
Outfitters, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 30,967 (11,148) (11,148)
Amphenol Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 9,811 (20,173) (20,173)
Analog Devices,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 6,181 (27,208) (27,208)
ANSYS, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 3,538 (30,604) (30,604)
Appfolio , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 3,698 (18,009) (18,009)
Arista Networks,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 6,818 (4,091) (4,091)
Avaya Holdings
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 65,454 (22,254) (22,254)
Badger Meter, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 5,774 (18,073) (18,073)
Balchem Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 4,840 (36,397) (36,397)
Berry Global
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 24,697 (85,205) (85,205)
Bio- Techne Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 4,942 (37,658) (37,658)
Blackline, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 4,922 (5,808) (5,808)
Boston Beer Co.,
Inc. (The)
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 1,225 (14,505) (14,505)
Box, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 9,027 (6,499) (6,499)
Brooks
Automation, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 17,064 (35,152) (35,152)
Cabot
Microelectronics
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 2,225 (26,322) (26,322)

40 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Cantel Medical
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 6,367 (26,869) (26,869)
CareTrust REIT,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 29,376 (3,231) (3,231)
CarMax, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 10,209 (30,321) (30,321)
Carvana Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 1,598 (4,458) (4,458)
Ceridian HCM
Holding, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 3,120 (1,997) (1,997)
Chegg , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 2,951 (5,430) (5,430)
ChemoCentryx ,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 1,642 (6,158) (6,158)
Cognex Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 18,496 (19,976) (19,976)
Cohen & Steers,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 4,453 (15,541) (15,541)
Copart , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 12,188 (44,486) (44,486)
Coupa Software,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 3,249 (4,354) (4,354)
Crocs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 6,189 (24,323) (24,323)
Cubic Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 6,209 (11,362) (11,362)
Deciphera
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 1,844 (4,758) (4,758)
Dorman Products,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 7,307 (22,213) (22,213)
Easterly
Government
Properties, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 30,325 (10,614) (10,614)
eHealth, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 1,882 (13,099) (13,099)
Emergent
BioSolutions , Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 4,398 (16,712) (16,712)
Entegris , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 14,809 (25,027) (25,027)

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2020 (Unaudited) - Statement of Investments - 41
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Envestnet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 6,488 (25,563) (25,563)
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 351 (2,099) (2,099)
Fate
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 3,634 (1,817) (1,817)
Federal Signal
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 8,219 (9,123) (9,123)
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 10,066 (27,178) (27,178)
Fox Factory
Holding Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 4,995 (15,310) (15,310)
Guardant Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 4,692 (2,252) (2,252)
Hannon
Armstrong
Sustainable
Infrastructure
Capital, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 16,120 (19,070) (19,070)
HealthEquity , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 6,795 (5,504) (5,504)
HEICO Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 2,646 (12,119) (12,119)
IHS Markit Ltd. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 13,322 (37,435) (37,435)
Immunomedics ,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 3,959 (277) (277)
Intercept
Pharmaceuticals,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 3,004 (88,858) (88,858)
Invitae Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 9,892 (23,741) (23,741)
Laboratory
Corp. of America
Holdings
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 1,983 (8,229) (8,229)
LHC Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 1,855 (4,433) (4,433)
Marsh &
McLennan Cos.,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 9,113 (23,876) (23,876)
Mercury Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 5,132 (975) (975)

42 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Microchip
Technology, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 12,844 (67,559) (67,559)
Moderna , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 4,288 (12,564) (12,564)
Moelis & Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 19,580 (20,245) (20,245)
MongoDB, Inc. Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 4,517 (8,266) (8,266)
Monro , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 11,896 (15,941) (15,941)
Moody's Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 1,528 (8,786) (8,786)
Motorola
Solutions, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 6,785 (9,160) (9,160)
Neogen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 4,788 (21,690) (21,690)
NeoGenomics ,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 21,776 (80,789) (80,789)
Neurocrine
Biosciences, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 4,966 (41,516) (41,516)
Onto Innovation,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 10,145 (10,551) (10,551)
Parsley Energy,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 28,281 (1,697) (1,697)
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 1.18%
to 1.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 59,032 (81,464) (81,464)
PriceSmart , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 5,873 (10,043) (10,043)
Q2 Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 7,588 (11,989) (11,989)
QTS Realty Trust,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 5,823 (6,930) (6,930)
Quaker Chemical
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 6,787 (102,959) (102,959)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 7,539 (53,602) (53,602)

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2020 (Unaudited) - Statement of Investments - 43
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
RLI Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 4,079 (13,338) (13,338)
salesforce.com,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 5,653 (23,517) (23,517)
Select Medical
Holdings Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 19,303 (8,677) (8,677)
Shake Shack, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 3,238 (10,880) (10,880)
SJW Group Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 4,300 (21,887) (21,887)
Splunk , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 1,384 (2,630) (2,630)
STAG Industrial,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 32,718 (42,860) (42,860)
Steven Madden
Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 28,876 (53,709) (53,709)
T Rowe Price
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 7,962 (36,307) (36,307)
Tesla, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 1,296 (155,609) (155,609)
TJX Cos., Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 17,609 (17,961) (17,961)
Toro Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 13,482 (19,819) (19,819)
Trex Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 1,954 (5,901) (5,901)
Ubiquiti, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 1,486 (4,101) (4,101)
VF Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 15,869 (60,302) (60,302)
YETI Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.47%
to 0.48% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 5,517 (6,565) (6,565)
(2,214,375) (2,214,375)
– –
(262,242) (262,242)
Financing Costs of Swap Contracts (1,080) (1,080)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (263,322) (263,322)
At June 30, 2020, the Fund had $1,944,140 segregated as collateral for swap contracts.

44 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
LIBOR London Interbank Offered Rate
OBFR Overnight Bank Funding Rate
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

NVIT Mellon Dynamic U.S. Core Fund - June 30, 2020 (Unaudited) - Statement of Investments - 45
Common Stocks 88.3%
Shares Value ($)
Aerospace & Defense 1.5%
Boeing Co. (The) 29,082 5,330,731
General Dynamics Corp. 12,619 1,886,036
Howmet Aerospace, Inc. 21,405 339,269
Huntington Ingalls Industries,
Inc. 2,236 390,160
L3Harris Technologies, Inc. 11,736 1,991,247
Lockheed Martin Corp. 13,396 4,888,468
Northrop Grumman Corp. 8,434 2,592,949
Raytheon Technologies Corp. 79,777 4,915,859
Teledyne Technologies, Inc.* 1,791 556,911
Textron, Inc. 12,529 412,329
TransDigm Group, Inc.(a) 2,726 1,205,028
24,508,987
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.
(a) 7,307 577,692
Expeditors International of
Washington, Inc. 9,057 688,694
FedEx Corp. 13,035 1,827,768
United Parcel Service, Inc.,
Class B(a) 38,190 4,245,964
7,340,118
Airlines 0.2%
Alaska Air Group, Inc.(a) 6,851 248,417
American Airlines Group, Inc.
(a) 20,543 268,497
Delta Air Lines, Inc.(a) 31,055 871,093
Southwest Airlines Co. 29,067 993,510
United Airlines Holdings,
Inc.*(a) 13,702 474,226
2,855,743
Auto Components 0.1%
Aptiv plc(a) 13,768 1,072,802
BorgWarner, Inc.(a) 11,363 401,114
1,473,916
Automobiles 0.2%
Ford Motor Co. 209,878 1,276,058
General Motors Co. 68,296 1,727,889
3,003,947
Banks 3.2%
Bank of America Corp. 425,089 10,095,864
Citigroup, Inc. 113,488 5,799,237
Citizens Financial Group, Inc. 23,258 587,032
Comerica, Inc. 7,836 298,552
Fifth Third Bancorp 38,308 738,578
First Republic Bank 9,286 984,223
Huntington Bancshares, Inc. 55,837 504,487
JPMorgan Chase & Co. 165,791 15,594,301
KeyCorp(a) 53,189 647,842
M&T Bank Corp. 6,983 726,022
People's United Financial, Inc.
(a) 23,194 268,355
PNC Financial Services
Group, Inc. (The) 23,085 2,428,773
Regions Financial Corp. 51,467 572,313
SVB Financial Group* 2,787 600,682
Truist Financial Corp.(a) 73,047 2,742,915
US Bancorp 74,615 2,747,324
Common Stocks
Shares Value ($)
Banks
Wells Fargo & Co. 203,045 5,197,952
Zions Bancorp NA 9,251 314,534
50,848,986
Beverages 1.5%
Brown-Forman Corp., Class B 9,837 626,224
Coca-Cola Co. (The) 209,624 9,366,000
Constellation Brands, Inc.,
Class A 9,108 1,593,445
Molson Coors Beverage Co.,
Class B 10,158 349,029
Monster Beverage Corp.* 20,320 1,408,582
PepsiCo, Inc. 75,301 9,959,310
23,302,590
Biotechnology 2.2%
AbbVie, Inc. 95,601 9,386,106
Alexion Pharmaceuticals, Inc.* 11,922 1,338,125
Amgen, Inc. 31,941 7,533,604
Biogen, Inc.* 8,943 2,392,700
Gilead Sciences, Inc. 68,091 5,238,922
Incyte Corp.* 9,638 1,002,063
Regeneron Pharmaceuticals,
Inc.* 5,459 3,404,505
Vertex Pharmaceuticals, Inc.* 14,058 4,081,178
34,377,203
Building Products 0.3%
A O Smith Corp. 7,339 345,814
Allegion plc 5,023 513,451
Carrier Global Corp. 43,796 973,147
Fortune Brands Home &
Security, Inc. 7,640 488,425
Johnson Controls International
plc 40,497 1,382,567
Masco Corp. 14,432 724,631
Trane Technologies plc 12,912 1,148,910
5,576,945
Capital Markets 2.4%
Ameriprise Financial, Inc. 6,665 1,000,017
Bank of New York Mellon
Corp. (The) 43,394 1,677,178
BlackRock, Inc. 8,361 4,549,137
Cboe Global Markets, Inc. 6,041 563,504
Charles Schwab Corp. (The)
(a) 62,130 2,096,266
CME Group, Inc.(a) 19,447 3,160,915
E*TRADE Financial Corp. 12,059 599,694
Franklin Resources, Inc.(a) 14,602 306,204
Goldman Sachs Group, Inc.
(The) 16,835 3,326,933
Intercontinental Exchange, Inc. 29,730 2,723,268
Invesco Ltd.(a) 20,289 218,310
MarketAxess Holdings, Inc. 2,045 1,024,381
Moody's Corp. 8,741 2,401,415
Morgan Stanley(a) 64,771 3,128,439
MSCI, Inc. 4,610 1,538,910
Nasdaq, Inc. 6,192 739,758
Northern Trust Corp.(a) 11,424 906,380
Raymond James Financial,
Inc.(a) 6,678 459,647

46 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Capital Markets
S&P Global, Inc. 13,091 4,313,223
State Street Corp. 19,154 1,217,237
T. Rowe Price Group, Inc. 12,376 1,528,436
37,479,252
Chemicals 1.6%
Air Products & Chemicals, Inc. 11,976 2,891,725
Albemarle Corp.(a) 5,743 443,417
Celanese Corp. 6,447 556,634
CF Industries Holdings, Inc. 11,938 335,935
Corteva , Inc. 40,342 1,080,762
Dow, Inc. 39,948 1,628,281
DuPont de Nemours, Inc. 39,894 2,119,568
Eastman Chemical Co. 7,358 512,411
Ecolab, Inc. 13,498 2,685,427
FMC Corp. 6,999 697,240
International Flavors &
Fragrances, Inc.(a) 5,762 705,615
Linde plc(a) 28,556 6,057,013
LyondellBasell Industries NV,
Class A 13,856 910,616
Mosaic Co. (The) 19,390 242,569
PPG Industries, Inc.(a) 12,742 1,351,417
Sherwin-Williams Co. (The) 4,390 2,536,762
24,755,392
Commercial Services & Supplies 0.4%
Cintas Corp. 4,521 1,204,214
Copart , Inc.* 11,197 932,374
Republic Services, Inc. 11,357 931,842
Rollins, Inc.(a) 7,745 328,310
Waste Management, Inc. 21,012 2,225,381
5,622,121
Communications Equipment 0.9%
Arista Networks, Inc.* 2,928 614,968
Cisco Systems, Inc. 230,050 10,729,532
F5 Networks, Inc.* 3,262 454,984
Juniper Networks, Inc. 18,298 418,292
Motorola Solutions, Inc. 9,228 1,293,119
13,510,895
Construction & Engineering 0.1%
Jacobs Engineering Group,
Inc. 7,087 600,978
Quanta Services, Inc.(a) 7,853 308,073
909,051
Construction Materials 0.1%
Martin Marietta Materials, Inc.
(a) 3,401 702,545
Vulcan Materials Co. 7,139 827,053
1,529,598
Consumer Finance 0.4%
American Express Co. 35,858 3,413,682
Capital One Financial Corp. 24,752 1,549,228
Discover Financial Services 16,670 835,000
Synchrony Financial 29,315 649,620
6,447,530
Containers & Packaging 0.3%
Amcor plc 85,658 874,568
Avery Dennison Corp. 4,514 515,002
Common Stocks
Shares Value ($)
Containers & Packaging
Ball Corp. 17,626 1,224,831
International Paper Co. 21,165 745,220
Packaging Corp. of America 5,118 510,776
Sealed Air Corp. 8,055 264,607
Westrock Co. 13,951 394,255
4,529,259
Distributors 0.1%
Genuine Parts Co.(a) 7,846 682,288
LKQ Corp.* 16,814 440,527
1,122,815
Diversified Consumer Services 0.0%
†
H&R Block, Inc. 10,635 151,868
Diversified Financial Services 1.2%
Berkshire Hathaway, Inc.,
Class B* 105,583 18,847,621
Diversified Telecommunication Services 1.6%
AT&T, Inc. 387,529 11,715,002
CenturyLink, Inc.(a) 52,225 523,817
Verizon Communications, Inc. 224,489 12,376,078
24,614,897
Electric Utilities 1.7%
Alliant Energy Corp. 13,496 645,649
American Electric Power Co.,
Inc. 26,870 2,139,927
Duke Energy Corp.(a) 39,823 3,181,459
Edison International 20,396 1,107,707
Entergy Corp. 10,731 1,006,675
Evergy , Inc. 12,381 734,069
Eversource Energy 18,180 1,513,849
Exelon Corp. 52,837 1,917,455
FirstEnergy Corp. 29,108 1,128,808
NextEra Energy, Inc. 26,549 6,376,273
NRG Energy, Inc. 13,608 443,076
Pinnacle West Capital Corp. 6,077 445,383
PPL Corp. 41,384 1,069,363
Southern Co. (The) 57,231 2,967,427
Xcel Energy, Inc. 28,473 1,779,563
26,456,683
Electrical Equipment 0.4%
AMETEK, Inc. 12,323 1,101,306
Eaton Corp. plc 21,768 1,904,265
Emerson Electric Co. 32,469 2,014,052
Rockwell Automation, Inc. 6,228 1,326,564
6,346,187
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A 15,973 1,530,373
CDW Corp. 7,749 900,279
Corning, Inc. 41,476 1,074,229
FLIR Systems, Inc. 7,386 299,650
IPG Photonics Corp.* 1,970 315,968
Keysight Technologies, Inc.*(a) 10,112 1,019,087
TE Connectivity Ltd. 18,022 1,469,694
Zebra Technologies Corp.,
Class A* 2,911 745,071
7,354,351

NVIT Mellon Dynamic U.S. Core Fund - June 30, 2020 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
Energy Equipment & Services 0.2%
Baker Hughes Co. 35,136 540,743
Halliburton Co. 47,527 616,900
National Oilwell Varco, Inc. 21,314 261,097
Schlumberger Ltd. 74,600 1,371,894
TechnipFMC plc 23,447 160,377
2,951,011
Entertainment 1.8%
Activision Blizzard, Inc. 41,776 3,170,798
Electronic Arts, Inc.* 15,721 2,075,958
Live Nation Entertainment,
Inc.* 7,645 338,903
Netflix, Inc.* 23,849 10,852,249
Take-Two Interactive Software,
Inc.* 6,105 852,075
Walt Disney Co. (The) 97,976 10,925,304
28,215,287
Equity Real Estate Investment Trusts (REITs) 2.4%
Alexandria Real Estate
Equities, Inc. 6,826 1,107,518
American Tower Corp. 24,048 6,217,370
Apartment Investment &
Management Co., Class A 8,074 303,905
AvalonBay Communities, Inc. 7,628 1,179,594
Boston Properties, Inc. 7,760 701,349
Crown Castle International
Corp. 22,597 3,781,608
Digital Realty Trust, Inc. 14,524 2,064,006
Duke Realty Corp. 19,982 707,163
Equinix , Inc. 4,802 3,372,445
Equity Residential 18,807 1,106,228
Essex Property Trust, Inc. 3,563 816,533
Extra Space Storage, Inc. 7,045 650,747
Federal Realty Investment
Trust 3,713 316,385
Healthpeak Properties, Inc. 28,967 798,330
Host Hotels & Resorts, Inc. 38,794 418,587
Iron Mountain, Inc. 15,714 410,135
Kimco Realty Corp. 23,377 300,161
Mid-America Apartment
Communities, Inc. 6,156 705,908
Prologis, Inc. 40,055 3,738,333
Public Storage 8,090 1,552,390
Realty Income Corp. 18,475 1,099,262
Regency Centers Corp. 9,077 416,544
SBA Communications Corp. 6,062 1,805,991
Simon Property Group, Inc. 16,546 1,131,415
SL Green Realty Corp. 4,361 214,954
UDR, Inc. 15,826 591,576
Ventas, Inc. 20,306 743,606
Vornado Realty Trust 8,701 332,465
Welltower , Inc. 22,583 1,168,670
Weyerhaeuser Co. 40,195 902,780
38,655,958
Food & Staples Retailing 1.3%
Costco Wholesale Corp. 23,952 7,262,486
Kroger Co. (The) 42,728 1,446,343
Sysco Corp. 27,485 1,502,330
Walgreens Boots Alliance, Inc. 40,036 1,697,126
Common Stocks
Shares Value ($)
Food & Staples Retailing
Walmart, Inc. 76,822 9,201,739
21,110,024
Food Products 1.0%
Archer-Daniels-Midland Co. 30,001 1,197,040
Campbell Soup Co.(a) 9,132 453,221
Conagra Brands, Inc. 26,240 922,861
General Mills, Inc. 32,866 2,026,189
Hershey Co. (The) 7,991 1,035,793
Hormel Foods Corp.(a) 15,103 729,022
J M Smucker Co. (The) 6,153 651,049
Kellogg Co. 13,426 886,922
Kraft Heinz Co. (The) 33,572 1,070,611
Lamb Weston Holdings, Inc. 7,897 504,855
McCormick & Co., Inc.
(Non-Voting) 6,660 1,194,871
Mondelez International, Inc.,
Class A 77,526 3,963,904
Tyson Foods, Inc., Class A 15,910 949,986
15,586,324
Gas Utilities 0.0%
†
Atmos Energy Corp. 6,489 646,175
Health Care Equipment & Supplies 3.3%
Abbott Laboratories 95,942 8,771,977
ABIOMED, Inc.* 2,443 590,131
Align Technology, Inc.* 3,896 1,069,218
Baxter International, Inc. 27,478 2,365,856
Becton Dickinson and Co. 15,955 3,817,553
Boston Scientific Corp.* 77,298 2,713,933
Cooper Cos., Inc. (The) 2,673 758,170
Danaher Corp. 34,191 6,045,994
DENTSPLY SIRONA, Inc. 11,869 522,948
DexCom , Inc.* 5,000 2,027,000
Edwards Lifesciences Corp.* 33,675 2,327,279
Hologic , Inc.* 14,072 802,104
IDEXX Laboratories, Inc.* 4,621 1,525,669
Intuitive Surgical, Inc.* 6,319 3,600,756
Medtronic plc 72,744 6,670,625
ResMed , Inc. 7,842 1,505,664
STERIS plc(a) 4,575 701,988
Stryker Corp. 17,481 3,149,901
Teleflex, Inc. 2,496 908,494
Varian Medical Systems,
Inc.*(a) 4,909 601,451
West Pharmaceutical
Services, Inc. 4,045 918,903
Zimmer Biomet Holdings, Inc. 11,212 1,338,264
52,733,878
Health Care Providers & Services 2.5%
AmerisourceBergen Corp. 8,168 823,089
Anthem, Inc. 13,644 3,588,099
Cardinal Health, Inc. 15,776 823,349
Centene Corp.* 31,427 1,997,186
Cigna Corp. 20,046 3,761,632
CVS Health Corp. 70,880 4,605,074
DaVita, Inc.* 4,822 381,613
HCA Healthcare, Inc. 14,248 1,382,911
Henry Schein, Inc.* 7,776 454,041
Humana, Inc. 7,171 2,780,555

48 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
Laboratory Corp. of America
Holdings* 5,238 870,084
McKesson Corp. 8,702 1,335,061
Quest Diagnostics, Inc. 7,320 834,187
UnitedHealth Group, Inc. 51,447 15,174,293
Universal Health Services,
Inc., Class B 4,294 398,870
39,210,044
Health Care Technology 0.1%
Cerner Corp. 16,561 1,135,257
Hotels, Restaurants & Leisure 1.4%
Carnival Corp.(a) 25,196 413,718
Chipotle Mexican Grill, Inc.* 1,392 1,464,885
Darden Restaurants, Inc. 7,124 539,786
Domino's Pizza, Inc. 2,119 782,843
Hilton Worldwide Holdings,
Inc. 15,206 1,116,881
Las Vegas Sands Corp. 18,228 830,103
Marriott International, Inc.,
Class A 14,622 1,253,544
McDonald's Corp. 40,386 7,450,006
MGM Resorts International 26,883 451,634
Norwegian Cruise Line
Holdings Ltd.*(a) 14,063 231,055
Royal Caribbean Cruises Ltd. 9,312 468,394
Starbucks Corp. 63,441 4,668,623
Wynn Resorts Ltd.(a) 5,229 389,508
Yum! Brands, Inc. 16,294 1,416,112
21,477,092
Household Durables 0.3%
DR Horton, Inc. 18,096 1,003,423
Garmin Ltd. 7,799 760,402
Leggett & Platt, Inc. 7,305 256,771
Lennar Corp., Class A 14,938 920,480
Mohawk Industries, Inc.* 3,181 323,699
Newell Brands, Inc. 20,128 319,633
NVR, Inc.* 188 612,645
PulteGroup, Inc. 13,974 475,535
Whirlpool Corp.(a) 3,423 443,381
5,115,969
Household Products 1.6%
Church & Dwight Co., Inc. 13,230 1,022,679
Clorox Co. (The) 6,761 1,483,161
Colgate-Palmolive Co. 46,456 3,403,367
Kimberly-Clark Corp.(a) 18,450 2,607,907
Procter & Gamble Co. (The) 134,407 16,071,045
24,588,159
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 35,893 520,090
Industrial Conglomerates 1.0%
3M Co. 31,205 4,867,668
General Electric Co. 474,327 3,239,653
Honeywell International, Inc. 38,145 5,515,386
Roper Technologies, Inc. 5,661 2,197,940
15,820,647
Common Stocks
Shares Value ($)
Insurance 1.7%
Aflac, Inc. 39,007 1,405,422
Allstate Corp. (The) 17,090 1,657,559
American International Group,
Inc. 46,881 1,461,750
Aon plc, Class A 12,603 2,427,338
Arthur J Gallagher & Co. 10,270 1,001,222
Assurant, Inc. 3,284 339,204
Chubb Ltd. 24,390 3,088,262
Cincinnati Financial Corp. 8,200 525,046
Everest Re Group Ltd. 2,206 454,877
Globe Life, Inc. 5,389 400,026
Hartford Financial Services
Group, Inc. (The) 19,580 754,809
Lincoln National Corp. 10,531 387,436
Loews Corp.(a) 13,207 452,868
Marsh & McLennan Cos., Inc. 27,643 2,968,029
MetLife, Inc. 42,106 1,537,711
Principal Financial Group, Inc. 13,969 580,272
Progressive Corp. (The) 31,740 2,542,691
Prudential Financial, Inc. 21,661 1,319,155
Travelers Cos., Inc. (The)(a) 13,743 1,567,389
Unum Group 10,994 182,390
W R Berkley Corp. 7,848 449,612
Willis Towers Watson plc 6,926 1,364,076
26,867,144
Interactive Media & Services 4.8%
Alphabet, Inc., Class A* 16,276 23,080,182
Alphabet, Inc., Class C* 15,901 22,477,812
Facebook, Inc., Class A* 130,459 29,623,325
Twitter, Inc.* 42,516 1,266,552
76,447,871
Internet & Direct Marketing Retail 4.4%
Amazon.com, Inc.* 22,716 62,669,355
Booking Holdings, Inc.* 2,225 3,542,956
eBay, Inc. 36,387 1,908,498
Expedia Group, Inc. 7,373 606,061
68,726,870
IT Services 5.0%
Accenture plc, Class A 34,548 7,418,147
Akamai Technologies, Inc.* 8,713 933,075
Automatic Data Processing,
Inc. 23,283 3,466,606
Broadridge Financial
Solutions, Inc. 6,187 780,737
Cognizant Technology
Solutions Corp., Class A 29,489 1,675,565
DXC Technology Co. 13,342 220,143
Fidelity National Information
Services, Inc. 33,501 4,492,149
Fiserv, Inc.* 30,547 2,981,998
FleetCor Technologies, Inc.* 4,562 1,147,480
Gartner, Inc.* 4,834 586,509
Global Payments, Inc. 16,177 2,743,943
International Business
Machines Corp.(a) 48,156 5,815,800
Jack Henry & Associates, Inc.
(a) 4,152 764,092
Leidos Holdings, Inc. 7,181 672,644

NVIT Mellon Dynamic U.S. Core Fund - June 30, 2020 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
IT Services
Mastercard , Inc., Class A 47,928 14,172,310
Paychex, Inc. 17,167 1,300,400
PayPal Holdings, Inc.* 63,693 11,097,231
VeriSign, Inc.* 5,567 1,151,423
Visa, Inc., Class A(a) 91,663 17,706,542
Western Union Co. (The)(a) 22,672 490,169
79,616,963
Leisure Products 0.0%
†
Hasbro, Inc. 6,875 515,281
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc. 16,672 1,473,305
Bio-Rad Laboratories, Inc.,
Class A* 1,044 471,356
Illumina, Inc.*(a) 7,972 2,952,430
IQVIA Holdings, Inc.* 9,723 1,379,499
Mettler -Toledo International,
Inc.* 1,313 1,057,687
PerkinElmer, Inc. 6,004 588,932
Thermo Fisher Scientific, Inc. 21,457 7,774,730
Waters Corp.* 3,375 608,850
16,306,789
Machinery 1.3%
Caterpillar, Inc. 29,416 3,721,124
Cummins, Inc. 8,033 1,391,798
Deere & Co. 16,948 2,663,378
Dover Corp. 7,897 762,534
Flowserve Corp.(a) 6,776 193,251
Fortive Corp.(a) 15,932 1,077,959
IDEX Corp. 4,142 654,602
Illinois Tool Works, Inc. 15,620 2,731,157
Ingersoll Rand, Inc.* 18,702 525,900
Otis Worldwide Corp. 21,866 1,243,301
PACCAR, Inc. 18,634 1,394,755
Parker-Hannifin Corp. 6,926 1,269,328
Pentair plc 9,118 346,393
Snap-on, Inc.(a) 3,009 416,777
Stanley Black & Decker, Inc. 8,349 1,163,684
Westinghouse Air Brake
Technologies Corp.(a) 9,714 559,235
Xylem, Inc. 9,718 631,281
20,746,457
Media 1.1%
Charter Communications, Inc.,
Class A*(a) 8,209 4,186,918
Comcast Corp., Class A 246,987 9,627,553
Discovery, Inc., Class A*(a) 8,812 185,933
Discovery, Inc., Class C* 17,261 332,447
DISH Network Corp., Class A* 13,878 478,930
Fox Corp., Class A 18,655 500,327
Fox Corp., Class B 8,474 227,442
Interpublic Group of Cos., Inc.
(The) 21,019 360,686
News Corp., Class A 21,653 256,804
News Corp., Class B 6,704 80,113
Omnicom Group, Inc. 11,754 641,769
ViacomCBS , Inc.(a) 29,218 681,364
17,560,286
Common Stocks
Shares Value ($)
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 78,326 906,232
Newmont Corp. 43,622 2,693,222
Nucor Corp. 16,502 683,348
4,282,802
Multiline Retail 0.5%
Dollar General Corp. 13,703 2,610,559
Dollar Tree, Inc.* 12,757 1,182,319
Kohl's Corp. 8,256 171,477
Target Corp. 27,269 3,270,371
7,234,726
Multi-Utilities 0.9%
Ameren Corp. 13,262 933,114
CenterPoint Energy, Inc. 29,326 547,516
CMS Energy Corp. 15,304 894,060
Consolidated Edison, Inc. 18,113 1,302,868
Dominion Energy, Inc.(a) 45,454 3,689,956
DTE Energy Co. 10,354 1,113,055
NiSource, Inc. 20,691 470,513
Public Service Enterprise
Group, Inc. 27,241 1,339,168
Sempra Energy 15,809 1,853,289
WEC Energy Group, Inc. 16,986 1,488,823
13,632,362
Oil, Gas & Consumable Fuels 2.3%
Apache Corp. 20,967 283,054
Cabot Oil & Gas Corp. 22,303 383,166
Chevron Corp. 101,402 9,048,100
Concho Resources, Inc. 10,701 551,102
ConocoPhillips 58,299 2,449,724
Devon Energy Corp. 21,520 244,037
Diamondback Energy, Inc. 8,875 371,153
EOG Resources, Inc. 31,341 1,587,735
Exxon Mobil Corp. 229,371 10,257,471
Hess Corp. 14,135 732,334
HollyFrontier Corp. 7,777 227,088
Kinder Morgan, Inc. 104,903 1,591,379
Marathon Oil Corp.(a) 44,529 272,517
Marathon Petroleum Corp. 35,013 1,308,786
Noble Energy, Inc. 26,672 238,981
Occidental Petroleum Corp.(a) 48,231 882,627
ONEOK, Inc. 22,481 746,819
Phillips 66 23,727 1,705,971
Pioneer Natural Resources
Co. 8,941 873,536
Valero Energy Corp. 22,130 1,301,687
Williams Cos., Inc. (The) 65,305 1,242,101
36,299,368
Personal Products 0.1%
Coty, Inc., Class A 15,368 68,695
Estee Lauder Cos., Inc. (The),
Class A 12,179 2,297,934
2,366,629
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co. 123,178 7,242,866
Eli Lilly & Co. 45,700 7,503,026
Johnson & Johnson 142,917 20,098,418
Merck & Co., Inc. 137,061 10,598,927
Mylan NV* 27,910 448,793

50 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Perrigo Co. plc 7,367 407,174
Pfizer, Inc. 301,203 9,849,338
Zoetis, Inc. 25,766 3,530,973
59,679,515
Professional Services 0.3%
Equifax, Inc. 6,530 1,122,376
IHS Markit Ltd. 21,599 1,630,725
Nielsen Holdings plc 19,677 292,400
Robert Half International, Inc. 6,482 342,444
Verisk Analytics, Inc. 8,828 1,502,526
4,890,471
Real Estate Management & Development 0.0%
†
CBRE Group, Inc., Class A* 18,059 816,628
Road & Rail 0.9%
CSX Corp. 41,581 2,899,859
JB Hunt Transport Services,
Inc. 4,654 560,062
Kansas City Southern 5,177 772,874
Norfolk Southern Corp. 13,919 2,443,759
Old Dominion Freight Line, Inc. 5,169 876,611
Union Pacific Corp. 36,897 6,238,176
13,791,341
Semiconductors & Semiconductor Equipment 4.2%
Advanced Micro Devices, Inc.* 63,511 3,341,314
Analog Devices, Inc. 19,982 2,450,593
Applied Materials, Inc. 49,718 3,005,453
Broadcom, Inc.(a) 21,672 6,839,900
Intel Corp. 230,333 13,780,823
KLA Corp. 8,424 1,638,300
Lam Research Corp.(a) 7,873 2,546,601
Maxim Integrated Products,
Inc. 14,599 884,845
Microchip Technology, Inc.(a) 13,273 1,397,780
Micron Technology, Inc.* 60,293 3,106,295
NVIDIA Corp. 33,357 12,672,658
Qorvo , Inc.* 6,185 683,628
QUALCOMM, Inc. 61,121 5,574,846
Skyworks Solutions, Inc. 9,069 1,159,562
Texas Instruments, Inc. 49,882 6,333,518
Xilinx, Inc. 13,234 1,302,093
66,718,209
Software 8.3%
Adobe, Inc.* 26,147 11,382,051
ANSYS, Inc.*(a) 4,611 1,345,167
Autodesk, Inc.* 11,845 2,833,205
Cadence Design Systems,
Inc.* 15,119 1,450,819
Citrix Systems, Inc. 6,308 933,016
Fortinet, Inc.* 7,320 1,004,816
Intuit, Inc. 14,148 4,190,496
Microsoft Corp. 411,611 83,766,955
NortonLifeLock , Inc. 29,570 586,373
Oracle Corp. 113,373 6,266,126
Paycom Software, Inc.* 2,649 820,475
salesforce.com, Inc.*(a) 48,799 9,141,517
ServiceNow , Inc.* 10,332 4,185,080
Synopsys, Inc.* 8,176 1,594,320
Common Stocks
Shares Value ($)
Software
Tyler Technologies, Inc.* 1,942 673,641
130,174,057
Specialty Retail 2.1%
Advance Auto Parts, Inc. 3,710 528,489
AutoZone, Inc.* 1,269 1,431,584
Best Buy Co., Inc. 12,280 1,071,675
CarMax, Inc.*(a) 8,880 795,204
Gap, Inc. (The)(a) 11,053 139,489
Home Depot, Inc. (The) 58,433 14,638,051
L Brands, Inc. 12,011 179,805
Lowe's Cos., Inc. 41,022 5,542,893
O'Reilly Automotive, Inc.* 4,034 1,701,017
Ross Stores, Inc. 19,310 1,645,984
Tiffany & Co. 5,824 710,178
TJX Cos., Inc. (The) 65,255 3,299,293
Tractor Supply Co. 6,392 842,402
Ulta Beauty, Inc.* 3,109 632,433
33,158,497
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc. 221,559 80,824,723
Hewlett Packard Enterprise
Co.(a) 70,375 684,749
HP, Inc. 77,843 1,356,804
NetApp, Inc. 12,168 539,894
Seagate Technology plc 12,480 604,157
Western Digital Corp. 16,055 708,828
Xerox Holdings Corp. 9,652 147,579
84,866,734
Textiles, Apparel & Luxury Goods 0.5%
Hanesbrands, Inc.(a) 18,699 211,112
NIKE, Inc., Class B 67,241 6,592,980
PVH Corp. 3,884 186,626
Ralph Lauren Corp.(a) 2,710 196,529
Tapestry, Inc. 14,698 195,189
Under Armour , Inc., Class
A*(a) 9,583 93,338
Under Armour , Inc., Class C* 10,369 91,662
VF Corp. 17,342 1,056,822
8,624,258
Tobacco 0.6%
Altria Group, Inc. 101,054 3,966,369
Philip Morris International, Inc. 84,467 5,917,758
9,884,127
Trading Companies & Distributors 0.2%
Fastenal Co. 30,909 1,324,141
United Rentals, Inc.*(a) 3,922 584,535
WW Grainger, Inc. 2,355 739,847
2,648,523
Water Utilities 0.1%
American Water Works Co.,
Inc. 9,740 1,253,148
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 30,267 3,152,308
Total Common Stocks
(cost $1,221,171,144) 1,390,993,234

NVIT Mellon Dynamic U.S. Core Fund - June 30, 2020 (Unaudited) - Statement of Investments - 51
Purchased Options 0.9%
Number of
Contracts Value ($)
Call Options 0.9%
Future Interest Rate Options: 0.6%
U.S. Treasury 30 Year Bond
8/21/2020 at USD 168.00,
American Style
Notional Amount: USD
40,100,000
Exchange Traded
*
401 4,304,485
U.S. Treasury 30 Year Bond
7/24/2020 at USD 172.00,
American Style
Notional Amount: USD
80,200,000
Exchange Traded
*
802 5,375,906
Index Funds: 0.3%
S&P 500 E-Mini Index
8/21/2020 at USD 3,150.00,
European Style
Notional Amount: USD
53,945,046
Exchange Traded
*
348 1,418,100
S&P 500 E-Mini Index
9/18/2020 at USD 3,150.00,
American Style
Notional Amount: USD
53,790,032
Exchange Traded
*
347 1,917,175
S&P 500 E-Mini Index
7/17/2020 at USD 3,150.00,
European Style
Notional Amount: USD
53,945,046
Exchange Traded
*
348 589,860
Total Purchased Options
(cost $13,056,267) 13,605,526
Rights 0.0%
†
Number of
Rights
Wireless Telecommunication Services 0.0%
†
T-Mobile US, Inc., expiring
7/27/2020* 20,765 3,489
Total Rights
(cost $99,672) 3,489
Short-Term Investment 7.8%
Principal
Amount ($)
U.S. Treasury Obligation 7.8%
U.S. Treasury Bills, 0.15%
09/17/2020 123,000,000 122,961,357
Total Short-Term Investment
(cost $122,959,892) 122,961,357
Repurchase Agreements 0.2%
Principal
Amount ($) Value ($)
Bank of America NA,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $3,013,225,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $3,073,482.
(b)(c) 3,013,217 3,013,217
Pershing LLC,
0.14%, dated 6/30/2020,
due 7/1/2020, repurchase
price $500,002,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
7/23/2020 - 12/20/2069;
total market value
$510,000.(b)(c) 500,000 500,000
Total Repurchase Agreements
(cost $3,513,217) 3,513,217
Total Investments
(cost $1,360,800,192) — 97.2% 1,531,076,823
Other assets in excess of liabilities — 2.8% 44,853,752
NET ASSETS — 100.0%
$ 1,575,930,575
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $92,589,410, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $3,513,217 and by $89,793,109 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 8.75%, and maturity dates ranging from
7/9/2020 – 2/15/2050, a total value of $93,306,326.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $3,513,217.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

52 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Mellon Dynamic U.S. Core Fund
Futures contracts outstanding as of June 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 125 9/2020 USD 19,313,750 415,610
U.S. Treasury Long Bond 149 9/2020 USD 26,605,813 (18,857)
396,753
At June 30, 2020, the Fund had $5,902,546 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Mellon Dynamic U.S. Equity Income Fund - June 30, 2020 (Unaudited) - Statement of Investments - 53
Common Stocks 89.7%
Shares Value ($)
Aerospace & Defense 2.4%
L3Harris Technologies, Inc. 27,805 4,717,674
Northrop Grumman Corp. 3,850 1,183,644
Raytheon Technologies Corp. 19,346 1,192,101
7,093,419
Automobiles 1.2%
General Motors Co. 146,276 3,700,783
Banks 7.4%
Bank of America Corp. 199,383 4,735,346
Citigroup, Inc. 78,490 4,010,839
JPMorgan Chase & Co. 115,837 10,895,628
US Bancorp 73,147 2,693,273
22,335,086
Beverages 0.7%
PepsiCo, Inc. 17,045 2,254,372
Biotechnology 2.6%
AbbVie, Inc. 80,956 7,948,260
Building Products 1.5%
Carrier Global Corp.(a) 128,510 2,855,492
Trane Technologies plc 18,397 1,636,965
4,492,457
Capital Markets 8.5%
Charles Schwab Corp. (The)
(a) 63,742 2,150,655
Goldman Sachs Group, Inc.
(The) 45,337 8,959,498
LPL Financial Holdings, Inc. 48,513 3,803,419
Morgan Stanley(a) 171,289 8,273,259
State Street Corp. 39,249 2,494,274
25,681,105
Chemicals 3.4%
CF Industries Holdings, Inc. 269,789 7,591,862
Dow, Inc. 33,993 1,385,555
Mosaic Co. (The)(a) 103,905 1,299,852
10,277,269
Communications Equipment 1.3%
Cisco Systems, Inc. 83,962 3,915,988
Construction & Engineering 1.0%
Quanta Services, Inc. 79,235 3,108,389
Construction Materials 1.8%
Vulcan Materials Co. 46,282 5,361,770
Consumer Finance 0.5%
Capital One Financial Corp. 22,880 1,432,059
Diversified Financial Services 4.6%
Berkshire Hathaway, Inc.,
Class B* 48,896 8,728,425
Voya Financial, Inc.(a) 110,525 5,155,991
13,884,416
Diversified Telecommunication Services 0.8%
AT&T, Inc. 83,640 2,528,437
Electric Utilities 2.7%
PPL Corp.(a) 310,342 8,019,237
Electrical Equipment 1.8%
Eaton Corp. plc 63,039 5,514,652
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components 2.1%
Corning, Inc. 150,114 3,887,952
Dolby Laboratories, Inc., Class
A(a) 34,749 2,288,917
6,176,869
Equity Real Estate Investment Trusts (REITs) 0.9%
Lamar Advertising Co., Class A 19,738 1,317,709
Weyerhaeuser Co. 57,020 1,280,669
2,598,378
Food Products 1.2%
Archer-Daniels-Midland Co. 93,037 3,712,176
Health Care Equipment & Supplies 4.8%
Becton Dickinson and Co. 26,450 6,328,691
Medtronic plc 88,461 8,111,874
14,440,565
Health Care Providers & Services 3.2%
Anthem, Inc. 14,217 3,738,787
CVS Health Corp. 33,350 2,166,749
Humana, Inc. 9,718 3,768,155
9,673,691
Hotels, Restaurants & Leisure 1.1%
Las Vegas Sands Corp. 71,030 3,234,706
Household Durables 1.2%
Lennar Corp., Class A 60,632 3,736,144
Independent Power and Renewable Electricity Producers
1.5%
Clearway Energy, Inc., Class C 59,195 1,365,037
NextEra Energy Partners
LP(a) 60,743 3,114,901
4,479,938
Insurance 3.9%
American International Group,
Inc. 42,123 1,313,395
Assurant, Inc. 36,218 3,740,957
Chubb Ltd. 36,092 4,569,969
Willis Towers Watson plc 10,847 2,136,317
11,760,638
Interactive Media & Services 1.4%
Alphabet, Inc., Class A* 2,880 4,083,984
IT Services 0.7%
International Business
Machines Corp. 18,112 2,187,386
Machinery 0.6%
Otis Worldwide Corp.(a) 29,947 1,702,786
Media 0.7%
Omnicom Group, Inc.(a) 36,425 1,988,805
Metals & Mining 2.4%
Freeport-McMoRan, Inc.(a) 521,517 6,033,952
Newmont Corp. 21,742 1,342,351
7,376,303
Oil, Gas & Consumable Fuels 7.8%
ConocoPhillips 101,506 4,265,282
Hess Corp. 128,750 6,670,538
Marathon Petroleum Corp. 146,068 5,460,022
Phillips 66 63,619 4,574,206

54 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Mellon Dynamic U.S. Equity Income Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Pioneer Natural Resources
Co. 24,866 2,429,408
23,399,456
Paper & Forest Products 1.2%
Louisiana-Pacific Corp. 141,011 3,616,932
Pharmaceuticals 2.6%
Bristol-Myers Squibb Co. 70,311 4,134,287
Eli Lilly & Co. 15,396 2,527,715
Merck & Co., Inc. 15,787 1,220,809
7,882,811
Road & Rail 1.3%
Union Pacific Corp. 23,062 3,899,092
Semiconductors & Semiconductor Equipment 5.7%
Applied Materials, Inc. 78,668 4,755,481
Intel Corp. 118,427 7,085,488
Microchip Technology, Inc.(a) 17,488 1,841,661
NXP Semiconductors NV 18,031 2,056,255
QUALCOMM, Inc. 16,543 1,508,887
17,247,772
Specialty Retail 1.3%
Lowe's Cos., Inc. 29,867 4,035,629
Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc. 6,813 2,485,382
Western Digital Corp. 30,533 1,348,032
3,833,414
Tobacco 0.6%
Philip Morris International, Inc. 27,387 1,918,733
Total Common Stocks
(cost $213,454,065) 270,533,907
Purchased Options 0.9%
Number of
Contracts
Call Options 0.9%
Future Interest Rate Options: 0.6%
U.S. Treasury 30 Year Bond
8/21/2020 at USD 168.00,
American Style
Notional Amount: USD
7,500,000
Exchange Traded
*
75 805,078
U.S. Treasury 30 Year Bond
7/24/2020 at USD 172.00,
American Style
Notional Amount: USD
14,900,000
Exchange Traded
*
149 998,766
Index Funds: 0.3%
S&P 500 E-Mini Index
9/18/2020 at USD 3,150.00,
American Style
Notional Amount: USD
10,230,957
Exchange Traded
*
66 364,650
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
7/17/2020 at USD 3,150.00,
European Style
Notional Amount: USD
10,385,972
Exchange Traded
*
67 113,565
S&P 500 E-Mini Index
8/21/2020 at USD 3,150.00,
European Style
Notional Amount: USD
10,385,972
Exchange Traded
*
67 273,025
Total Purchased Options
(cost $2,446,404) 2,555,084
Short-Term Investments 4.2%
Principal
Amount ($)
U.S. Treasury Obligation 4.2%
U.S. Treasury Bills
0.16% 02/25/2021(b) 1,633,000 1,631,266
0.15% 09/17/2020(a) 11,000,000 10,996,544
Total U.S. Treasury
Obligation
(cost $12,627,635) 12,627,810
Total Short-Term Investment
(cost $12,627,635) 12,627,810
Repurchase Agreements 3.4%
Bank of America NA,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $6,373,014,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $6,500,458.
(c)(d) 6,372,998 6,372,998
CF Secured, LLC,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $2,000,005,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
5.00%, maturing 9/8/2020
- 7/20/2069; total market
value $2,040,005.(c)(d) 2,000,000 2,000,000

NVIT Mellon Dynamic U.S. Equity Income Fund - June 30, 2020 (Unaudited) - Statement of Investments - 55
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets Securities,
Inc.,
0.08%, dated 6/30/2020,
due 7/7/2020, repurchase
price $1,000,016,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042;
total market value
$1,020,003.(c)(d) 1,000,000 1,000,000
Pershing LLC,
0.14%, dated 6/30/2020,
due 7/1/2020, repurchase
price $1,000,004,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
7/23/2020 - 12/20/2069;
total market value
$1,020,000.(c)(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $10,372,998) 10,372,998
Total Investments
(cost $238,901,102) — 98.2% 296,089,799
Other assets in excess of liabilities — 1.8% 5,578,675
NET ASSETS — 100.0%
$ 301,668,474
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $34,994,331, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $10,372,998 and by $24,795,246 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.75%, and maturity dates ranging
from 7/9/2020 – 2/15/2050, a total value of $35,168,244.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $10,372,998.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar
Futures contracts outstanding as of June 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 E-Mini Index 543 9/2020 USD 30,065,910 (1,184,756)
U.S. Treasury Long Bond 31 9/2020 USD 5,535,438 (3,923)
(1,188,679)
Short Contracts
S&P 500 E-Mini Index (229) 9/2020 USD (35,382,790) (761,853)
(761,853)
(1,950,532)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

56 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Multi-Manager Large Cap Value Fund
Common Stocks 98.7%
Shares Value ($)
CANADA 0.7%
Chemic als 0.2%
Nutrien Ltd. 6,042 194,131
Oil, Gas & Consumable Fuels 0.5%
Canadian Natural Resources
Ltd. 29,829 519,919
714,050
CHINA 0.1%
Hotels, Restaurants & Leisure 0.1%
Yum China Holdings, Inc. 1,664 79,988
FRANCE 0.2%
Aerospace & Defense 0.2%
Airbus SE * 2,644 188,144
IRELAND 0.3%
Construction Materials 0.3%
CRH plc 9,977 339,351
JAPAN 0.3%
Building Products 0.3%
Sanwa Holdings Corp. 38,900 347,296
LUXEMBOURG 0.2%
Energy Equipment & Services 0.2%
Tenaris SA, ADR (a) 14,715 190,265
NETHERLANDS 0.2%
Semiconductors & Semiconductor Equipment 0.2%
NXP Semiconductors NV 1,978 225,571
SOUTH KOREA 0.5%
Technology Hardware, Storage & Peripherals 0.5%
Samsung Electronics Co. Ltd. 12,278 544,273
SPAIN 0.5%
Electric Utilities 0.5%
Iberdrola SA 41,996 486,413
SWITZERLAND 0.2%
Health Care Equipment & Supplies 0.2%
Alcon, Inc. * 4,507 258,341
UNITED KINGDOM 1.1%
Capital Markets 0.2%
London Stock Exchange
Group plc 2,322 240,197
Chemicals 0.2%
Linde plc (a) 984 208,716
Hotels, Restaurants & Leisure 0.4%
Compass Group plc 26,644 366,544
Pharmaceuticals 0.3%
AstraZeneca plc, ADR 6,782 358,700
1,174,157
UNITED STATES 94.4%
Aerospace & Defense 1.4%
Huntington Ingalls Industries,
Inc. 727 126,854
L3Harris Technologies, Inc. 2,743 465,405
Northrop Grumman Corp. 829 254,868
Raytheon Technologies Corp. 10,941 674,184
1,521,311
Common Stocks
Shares Value ($)
UNITED STATES
Airlines 0.4%
Southwest Airlines Co. 12,077 412,792
Auto Components 0.4%
Lear Corp. 3,614 393,998
Automobiles 0.9%
General Motors Co. 38,049 962,640
Banks 6.2%
Atlantic Union Bankshares
Corp. 9,643 223,332
Bank of America Corp. 75,589 1,795,240
Bank OZK (a) 14,441 338,930
Citigroup, Inc. 21,181 1,082,349
JPMorgan Chase & Co. 17,497 1,645,768
PNC Financial Services
Group, Inc. (The) 4,266 448,826
US Bancorp 4,959 182,590
Wells Fargo & Co. 12,559 321,510
Zions Bancorp NA 10,942 372,028
6,410,573
Beverages 1.4%
Keurig Dr Pepper, Inc. (a) 30,275 859,810
PepsiCo, Inc. 4,465 590,541
1,450,351
Biotechnology 1.3%
AbbVie, Inc. 5,713 560,902
Biogen, Inc. * 2,244 600,383
Regeneron Pharmaceuticals,
Inc. * 348 217,030
1,378,315
Building Products 1.1%
A O Smith Corp. (a) 6,570 309,578
Carrier Global Corp. (a) 13,673 303,814
Johnson Controls
International plc 3,518 120,105
Masco Corp. 2,280 114,479
Trane Technologies plc 3,620 322,107
1,170,083
Capital Markets 5.8%
Charles Schwab Corp. (The)
(a) 28,307 955,078
Goldman Sachs Group, Inc.
(The) 6,747 1,333,343
LPL Financial Holdings, Inc.
(a) 5,418 424,771
Morgan Stanley (a) 31,577 1,525,170
Raymond James Financial,
Inc. 12,469 858,241
State Street Corp. 6,247 396,997
TD Ameritrade Holding Corp. 17,397 632,903
6,126,503
Chemicals 2.1%
Celanese Corp. 5,588 482,468
CF Industries Holdings, Inc. 22,166 623,752
Corteva, Inc. 6,390 171,188
DuPont de Nemours, Inc. 4,786 254,280
Eastman Chemical Co. 4,383 305,232
Mosaic Co. (The) 10,949 136,972
PPG Industries, Inc. 2,135 226,438
2,200,330

NVIT Multi-Manager Large Cap Value Fund - June 30, 2020 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
UNITED STATES
Commercial Services & Supplies 0.2%
Herman Miller, Inc. 8,052 190,108
Communications Equipment 1.6%
Cisco Systems, Inc. 25,727 1,199,907
Lumentum Holdings, Inc. *(a) 5,371 437,361
1,637,268
Construction & Engineering 0.4%
Quanta Services, Inc. (a) 11,926 467,857
Construction Materials 0.6%
Vulcan Materials Co. 5,038 583,652
Consumer Finance 0.9%
American Express Co. 1,889 179,833
Capital One Financial Corp. 4,214 263,754
Discover Financial Services 1,718 86,055
SLM Corp. 50,076 352,034
Synchrony Financial 4,478 99,232
980,908
Diversified Financial Services 2.9%
Berkshire Hathaway, Inc.,
Class B * 8,984 1,603,734
Equitable Holdings, Inc. (a) 21,666 417,937
Voya Financial, Inc. (a) 21,126 985,528
3,007,199
Diversified Telecommunication Services 1.3%
AT&T, Inc. 12,533 378,873
Verizon Communications, Inc. 18,138 999,948
1,378,821
Electric Utilities 3.8%
American Electric Power Co.,
Inc. 2,939 234,062
Duke Energy Corp. (a) 4,956 395,935
Edison International 1,963 106,611
Exelon Corp. 34,388 1,247,940
FirstEnergy Corp. 3,787 146,860
NRG Energy, Inc. 5,503 179,178
Pinnacle West Capital Corp. 3,796 278,209
PPL Corp. 33,772 872,667
Southern Co. (The) 4,107 212,948
Xcel Energy, Inc. (a) 5,777 361,063
4,035,473
Electrical Equipment 1.4%
Eaton Corp. plc 13,192 1,154,036
Regal Beloit Corp. 3,343 291,911
1,445,947
Electronic Equipment, Instruments & Components 1.1%
Coherent, Inc. *(a) 2,809 367,923
Corning, Inc. 12,744 330,070
Dolby Laboratories, Inc.,
Class A 3,447 227,054
Zebra Technologies Corp.,
Class A * 891 228,051
1,153,098
Energy Equipment & Services 0.4%
Halliburton Co. 14,791 191,987
Schlumberger Ltd. 12,746 234,399
426,386
Entertainment 0.9%
Activision Blizzard, Inc. 2,963 224,892
Electronic Arts, Inc. * 4,683 618,390
Common Stocks
Shares Value ($)
UNITED STATES
Entertainment
Walt Disney Co. (The) 775 86,420
929,702
Equity Real Estate Investment Trusts (REITs) 4.7%
American Tower Corp. 497 128,494
Americold Realty Trust 20,669 750,286
AvalonBay Communities, Inc. 615 95,104
Brixmor Property Group, Inc. 8,201 105,137
Camden Property Trust 3,618 330,034
Digital Realty Trust, Inc. 3,214 456,742
EPR Properties 1,614 53,472
Equinix, Inc. 544 382,051
Life Storage, Inc. 1,494 141,855
Medical Properties Trust, Inc. 22,682 426,422
Mid-America Apartment
Communities, Inc. 851 97,584
Prologis, Inc. 5,422 506,035
Public Storage 496 95,177
Spirit Realty Capital, Inc. 6,530 227,636
STORE Capital Corp. 10,446 248,719
VICI Properties, Inc. 33,470 675,759
Weyerhaeuser Co. 6,709 150,684
WP Carey, Inc. 1,465 99,107
4,970,298
Food & Staples Retailing 1.2%
Sysco Corp. 14,049 767,919
Walmart, Inc. 4,321 517,569
1,285,488
Food Products 2.0%
Archer-Daniels-Midland Co. 21,141 843,525
Ingredion, Inc. 1,099 91,217
J M Smucker Co. (The) 3,019 319,440
Mondelez International, Inc.,
Class A 5,851 299,162
Tyson Foods, Inc., Class A 9,605 573,515
2,126,859
Health Care Equipment & Supplies 3.5%
Becton Dickinson and Co. 3,366 805,383
Boston Scientific Corp. * 4,027 141,388
Danaher Corp. 438 77,452
DENTSPLY SIRONA, Inc. 15,313 674,691
Medtronic plc 21,965 2,014,190
3,713,104
Health Care Providers & Services 4.3%
Anthem, Inc. 2,527 664,550
Centene Corp. * 16,796 1,067,386
Cigna Corp. 592 111,089
CVS Health Corp. 19,693 1,279,454
HCA Healthcare, Inc. 2,301 223,335
Humana, Inc. 1,769 685,930
Laboratory Corp. of America
Holdings * 1,449 240,693
McKesson Corp. 1,981 303,925
4,576,362
Hotels, Restaurants & Leisure 0.8%
Darden Restaurants, Inc. 1,361 103,123
Las Vegas Sands Corp. 17,352 790,210
893,333
Household Durables 0.7%
Lennar Corp., Class A 6,540 402,995

58 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Multi-Manager Large Cap Value Fund
Common Stocks
Shares Value ($)
UNITED STATES
Household Durables
Toll Brothers, Inc. (a) 11,833 385,637
788,632
Household Products 1.1%
Colgate-Palmolive Co. 1,473 107,912
Kimberly-Clark Corp. (a) 2,751 388,854
Procter & Gamble Co. (The) 4,875 582,904
Reynolds Consumer
Products, Inc. 1,560 54,194
1,133,864
Independent Power and Renewable Electricity Producers
0.7%
AES Corp. (The) 14,679 212,699
NextEra Energy Partners LP
(a) 5,871 301,064
Vistra Energy Corp. 10,395 193,555
707,318
Industrial Conglomerates 0.4%
Honeywell International, Inc. 2,918 421,914
Insurance 5.0%
Allstate Corp. (The) 1,210 117,358
American International Group,
Inc. 4,547 141,775
Assurant, Inc. 4,223 436,194
Athene Holding Ltd., Class A * 16,186 504,841
Chubb Ltd. 11,183 1,415,991
CNO Financial Group, Inc. (a) 25,880 402,952
Hartford Financial Services
Group, Inc. (The) 8,922 343,943
MetLife, Inc. 30,661 1,119,740
Prudential Financial, Inc. (a) 1,061 64,615
Reinsurance Group of
America, Inc. 3,046 238,928
Unum Group 11,724 194,501
Willis Towers Watson plc 1,507 296,804
5,277,642
Interactive Media & Services 1.4%
Alphabet, Inc., Class A * 692 981,290
Facebook, Inc., Class A * 904 205,271
Match Group, Inc. *(a) 2,871 307,341
1,493,902
Internet & Direct Marketing Retail 0.3%
Expedia Group, Inc. 3,901 320,662
IT Services 2.3%
Amdocs Ltd. 6,375 388,110
Fidelity National Information
Services, Inc. 375 50,284
Fiserv, Inc. * 3,628 354,165
FleetCor Technologies, Inc. * 1,880 472,876
Genpact Ltd. (a) 13,519 493,715
Global Payments, Inc. 1,962 332,794
International Business
Machines Corp. 2,468 298,060
2,390,004
Machinery 2.0%
AGCO Corp. 5,650 313,349
Ingersoll Rand, Inc. * 10,094 283,843
Middleby Corp. (The) *(a) 5,484 432,907
Otis Worldwide Corp. 3,002 170,694
Common Stocks
Shares Value ($)
UNITED STATES
Machinery
Pentair plc 6,869 260,953
Westinghouse Air Brake
Technologies Corp. 11,340 652,844
2,114,590
Media 2.3%
Charter Communications,
Inc., Class A *(a) 990 504,940
Comcast Corp., Class A 45,746 1,783,178
Omnicom Group, Inc. 3,298 180,071
2,468,189
Metals & Mining 1.4%
Freeport-McMoRan, Inc. 58,641 678,477
Newmont Corp. 2,479 153,053
Reliance Steel & Aluminum
Co. 6,668 632,993
1,464,523
Multiline Retail 1.4%
Dollar General Corp. 1,864 355,111
Dollar Tree, Inc. * 7,922 734,211
Target Corp. 2,913 349,356
1,438,678
Multi-Utilities 0.6%
Consolidated Edison, Inc. 4,670 335,914
Sempra Energy 2,841 333,050
668,964
Oil, Gas & Consumable Fuels 4.1%
Chevron Corp. 1,952 174,177
Concho Resources, Inc. 7,042 362,663
ConocoPhillips 13,889 583,616
Diamondback Energy, Inc. 7,659 320,299
EOG Resources, Inc. 2,272 115,100
Equitrans Midstream Corp.
(a) 16,079 133,616
Exxon Mobil Corp. 6,931 309,954
Hess Corp. 10,937 566,646
Marathon Petroleum Corp. 19,632 733,844
Phillips 66 6,563 471,880
Pioneer Natural Resources
Co. 2,317 226,371
Valero Energy Corp. 5,673 333,686
4,331,852
Paper & Forest Products 0.3%
Louisiana-Pacific Corp. 12,603 323,267
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co. 11,624 683,491
Eli Lilly & Co. 5,839 958,647
Horizon Therapeutics plc * 2,791 155,124
Johnson & Johnson 8,073 1,135,306
Merck & Co., Inc. 4,988 385,722
Pfizer, Inc. 8,678 283,771
3,602,061
Road & Rail 1.0%
CSX Corp. 3,249 226,585
Kansas City Southern 878 131,077
Union Pacific Corp. 4,104 693,863
1,051,525
Semiconductors & Semiconductor Equipment 5.3%
Applied Materials, Inc. 14,834 896,716
Broadcom, Inc. 2,045 645,422

NVIT Multi-Manager Large Cap Value Fund - June 30, 2020 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment
Intel Corp. 45,921 2,747,454
KLA Corp. 2,484 483,088
Microchip Technology, Inc. (a) 1,440 151,646
Micron Technology, Inc. * 9,828 506,339
QUALCOMM, Inc. 1,658 151,226
5,581,891
Software 1.2%
Microsoft Corp. 2,385 485,372
Proofpoint, Inc. *(a) 2,454 272,688
VMware, Inc., Class A *(a) 3,076 476,349
1,234,409
Specialty Retail 0.7%
Home Depot, Inc. (The) 949 237,734
Lowe's Cos., Inc. 3,437 464,407
702,141
Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc. 857 312,634
Western Digital Corp. 9,086 401,147
713,781
Textiles, Apparel & Luxury Goods 1.8%
Carter's, Inc. (a) 10,458 843,960
PVH Corp. 2,894 139,057
Steven Madden Ltd. (a) 10,906 269,269
VF Corp. 9,966 607,328
1,859,614
Tobacco 1.9%
Altria Group, Inc. 2,377 93,297
Philip Morris International,
Inc. 26,767 1,875,296
1,968,593
Wireless Telecommunication Services 1.4%
T-Mobile US, Inc. * 13,722 1,429,146
99,315,921
Total Common Stocks
(cost $97,812,800) 103,863,770
Exchange Traded Fund 0.3%
UNITED STATES 0.3%
iShares Russell 1000 Value
ETF 2,696 303,624
Total Exchange Traded Fund
(cost $301,293) 303,624
Rights 0.0%
†
Number of
Rights
UNITED STATES 0.0%
†
Wireless Telecommunication Services 0.0%
†
T-Mobile US, Inc., expiring
07/27/20* 847 142
Total Rights
(cost $4,066) 142
Repurchase Agreements 4.2%
Principal
Amount ($) Value ($)
Bank of America NA,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $3,904,836,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $3,982,922.
(b)(c) 3,904,826 3,904,826
Pershing LLC, 0.14%,
dated 6/30/2020, due
7/1/2020, repurchase
price $500,002,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
7/23/2020 - 12/20/2069;
total market value
$510,000.(b)(c) 500,000 500,000
Total Repurchase Agreements
(cost $4,404,826) 4,404,826
Total Investments
(cost $102,522,985)   — 103.2% 108,572,362
Liabilities in excess of other assets
— (3.2)% (3,348,564)
NET ASSETS — 100.0%
$ 105,223,798
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $10,356,814, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $4,404,826 and by $6,042,133 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 8.75%, and maturity dates ranging from
7/9/2020 – 2/15/2050, a total value of $10,446,959.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $4,404,826.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

60 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks 95.7%
Shares Value ($)
Aerospace & Defense 2.0%
BAE Systems plc 113,820 680,801
General Dynamics Corp. 6,155 919,926
Textron, Inc. 25,541 840,554
TransDigm Group, Inc.(a) 7,578 3,349,855
5,791,136
Airlines 0.7%
Alaska Air Group, Inc.(a) 19,919 722,263
Delta Air Lines, Inc.(a) 16,300 457,215
Southwest Airlines Co. 24,530 838,435
2,017,913
Auto Components 1.1%
Aptiv plc 8,246 642,528
BorgWarner, Inc.(a) 17,399 614,185
Dana, Inc.(a) 164,377 2,003,756
3,260,469
Automobiles 0.3%
Honda Motor Co. Ltd.,
ADR-JP(a) 28,354 724,728
Thor Industries, Inc.(a) 1,069 113,881
838,609
Banks 2.8%
CIT Group, Inc.(a) 64,008 1,326,886
Commerce Bancshares, Inc.
(a) 18,617 1,107,153
M&T Bank Corp. 3,493 363,167
Pinnacle Financial Partners,
Inc.(a) 44,690 1,876,533
Signature Bank 17,243 1,843,622
Truist Financial Corp. 22,942 861,472
Westamerica Bancorp(a) 13,396 769,198
8,148,031
Beverages 0.8%
Molson Coors Beverage Co.,
Class B 64,300 2,209,348
Biotechnology 1.2%
Alexion Pharmaceuticals, Inc.* 20,400 2,289,696
United Therapeutics Corp.* 9,725 1,176,725
3,466,421
Building Products 0.6%
Johnson Controls International
plc 48,262 1,647,665
Capital Markets 2.0%
Ameriprise Financial, Inc. 7,082 1,062,583
Bank of New York Mellon
Corp. (The) 18,219 704,164
BlackRock, Inc. 377 205,122
Northern Trust Corp.(a) 33,460 2,654,717
State Street Corp. 8,964 569,662
T. Rowe Price Group, Inc. 3,832 473,252
5,669,500
Chemicals 2.8%
Ashland Global Holdings, Inc. 47,653 3,292,822
Corteva, Inc. 64,900 1,738,671
Eastman Chemical Co. 20,254 1,410,489
Common Stocks
Shares Value ($)
Chemicals
Mosaic Co. (The) 137,000 1,713,870
8,155,852
Commercial Services & Supplies 1.6%
Republic Services, Inc. 55,734 4,572,975
Communications Equipment 0.7%
Arista Networks, Inc.* 4,300 903,129
F5 Networks, Inc.* 8,021 1,118,769
2,021,898
Consumer Finance 2.0%
Ally Financial, Inc. 256,633 5,089,032
SLM Corp. 119,834 842,433
5,931,465
Containers & Packaging 2.3%
Graphic Packaging Holding
Co. 36,189 506,284
Packaging Corp. of America 43,438 4,335,113
Sonoco Products Co. 25,248 1,320,218
Westrock Co. 14,289 403,807
6,565,422
Distributors 1.1%
Genuine Parts Co.(a) 12,816 1,114,479
LKQ Corp.* 77,100 2,020,020
3,134,499
Diversified Consumer Services 0.9%
Adtalem Global Education,
Inc.* 86,472 2,693,603
Diversified Telecommunication Services 0.7%
GCI Liberty, Inc., Class A*(a) 29,100 2,069,592
Electric Utilities 7.3%
Edison International 23,187 1,259,286
Entergy Corp. 31,295 2,935,784
Evergy, Inc. 56,517 3,350,893
Eversource Energy 7,399 616,115
FirstEnergy Corp. 143,035 5,546,897
OGE Energy Corp. 90,900 2,759,724
Pinnacle West Capital Corp. 19,977 1,464,114
PPL Corp. 81,700 2,111,128
Xcel Energy, Inc. 15,785 986,563
21,030,504
Electrical Equipment 2.0%
ABB Ltd. (Registered) 32,374 727,688
Emerson Electric Co. 32,165 1,995,195
Hubbell, Inc. 13,559 1,699,756
nVent Electric plc 79,535 1,489,691
5,912,330
Electronic Equipment, Instruments & Components 0.3%
TE Connectivity Ltd. 12,091 986,021
Energy Equipment & Services 0.5%
Baker Hughes Co. 90,159 1,387,547
Equity Real Estate Investment Trusts (REITs) 5.6%
AvalonBay Communities, Inc. 14,014 2,167,125
Colony Capital, Inc. 220,700 529,680
EPR Properties 50,876 1,685,522
Gaming and Leisure
Properties, Inc. 40,799 1,411,645

NVIT Multi-Manager Mid Cap Value Fund - June 30, 2020 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
JBG SMITH Properties 64,981 1,921,488
Lamar Advertising Co., Class A 30,998 2,069,426
MGM Growth Properties LLC,
Class A 103,923 2,827,745
Piedmont Office Realty Trust,
Inc., Class A 27,467 456,227
STAG Industrial, Inc. 32,559 954,630
Welltower, Inc. 14,860 769,005
Weyerhaeuser Co. 59,419 1,334,551
16,127,044
Food & Staples Retailing 1.8%
Koninklijke Ahold Delhaize NV 51,594 1,404,972
Sysco Corp. 17,173 938,676
US Foods Holding Corp.*(a) 144,860 2,856,639
5,200,287
Food Products 3.4%
Conagra Brands, Inc. 38,228 1,344,479
J M Smucker Co. (The) 11,158 1,180,628
Kellogg Co. 13,385 884,213
Kraft Heinz Co. (The) 54,600 1,741,194
Mondelez International, Inc.,
Class A 14,055 718,632
Orkla ASA 88,528 775,982
Post Holdings, Inc.* 29,812 2,612,128
Tyson Foods, Inc., Class A 9,000 537,390
9,794,646
Gas Utilities 2.2%
Atmos Energy Corp. 6,554 652,647
Spire, Inc. 13,519 888,333
UGI Corp. 155,927 4,958,479
6,499,459
Health Care Equipment & Supplies 3.5%
Alcon, Inc.* 23,898 1,369,833
Envista Holdings Corp.* 54,698 1,153,581
Hologic, Inc.* 10,822 616,854
Siemens Healthineers AG
Reg. S(b) 7,737 370,539
Zimmer Biomet Holdings, Inc. 56,224 6,710,897
10,221,704
Health Care Providers & Services 5.5%
AmerisourceBergen Corp. 22,182 2,235,280
Cardinal Health, Inc. 21,519 1,123,077
Centene Corp.* 32,400 2,059,020
Encompass Health Corp. 19,483 1,206,582
Henry Schein, Inc.* 17,712 1,034,204
Laboratory Corp. of America
Holdings* 10,100 1,677,711
McKesson Corp. 8,506 1,304,990
Quest Diagnostics, Inc. 12,779 1,456,295
Universal Health Services,
Inc., Class B 42,924 3,987,210
16,084,369
Health Care Technology 0.4%
Cerner Corp. 16,480 1,129,704
Hotels, Restaurants & Leisure 1.8%
Aramark(a) 37,100 837,347
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Marriott Vacations Worldwide
Corp. 16,791 1,380,388
Sodexo SA 12,846 867,751
Wyndham Destinations, Inc.(a) 74,869 2,109,809
5,195,295
Household Products 0.2%
Kimberly-Clark Corp. 4,839 683,993
Independent Power and Renewable Electricity Producers
0.5%
Vistra Energy Corp. 82,200 1,530,564
Insurance 9.3%
Aflac, Inc. 24,818 894,192
Alleghany Corp. 4,504 2,203,087
Allstate Corp. (The) 20,900 2,027,091
American Financial Group, Inc. 14,935 947,775
Arch Capital Group Ltd.* 109,167 3,127,635
Arthur J Gallagher & Co. 7,454 726,690
Assurant, Inc. 20,147 2,080,984
Axis Capital Holdings Ltd. 35,695 1,447,789
Brown & Brown, Inc. 4,273 174,167
Chubb Ltd. 16,431 2,080,493
Fidelity National Financial, Inc. 163,666 5,018,000
Loews Corp. 70,400 2,414,016
Markel Corp.* 3,014 2,782,434
ProAssurance Corp. 11,323 163,844
Reinsurance Group of
America, Inc. 10,074 790,205
26,878,402
Internet & Direct Marketing Retail 2.3%
eBay, Inc. 36,800 1,930,160
Expedia Group, Inc. 9,221 757,966
Qurate Retail, Inc., Series A* 410,456 3,899,332
6,587,458
IT Services 1.1%
Alliance Data Systems Corp. 34,665 1,564,085
Euronet Worldwide, Inc.* 6,500 622,830
FleetCor Technologies, Inc.* 3,500 880,355
3,067,270
Machinery 2.8%
Cummins, Inc. 7,310 1,266,531
Dover Corp. 30,415 2,936,872
IMI plc 79,264 904,932
Lincoln Electric Holdings, Inc.
(a) 1,680 141,523
PACCAR, Inc. 15,760 1,179,636
Trinity Industries, Inc.(a) 53,364 1,136,120
Westinghouse Air Brake
Technologies Corp. 9,500 546,915
8,112,529
Media 4.8%
Altice USA, Inc., Class A* 111,181 2,506,020
Discovery, Inc., Class C* 58,100 1,119,006
DISH Network Corp., Class A* 51,900 1,791,069
Fox Corp., Class A 51,900 1,391,958
Fox Corp., Class B 33,995 912,426
Liberty Broadband Corp.,
Class C* 8,769 1,087,005

62 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks
Shares Value ($)
Media
Liberty Media Corp-Liberty
SiriusXM, Class C* 58,100 2,001,545
News Corp., Class A 135,200 1,603,472
ViacomCBS, Inc.(a) 69,713 1,625,707
14,038,208
Mortgage Real Estate Investment Trusts (REITs) 0.7%
Annaly Capital Management,
Inc. 292,100 1,916,176
Multiline Retail 1.0%
Dollar Tree, Inc.* 28,500 2,641,380
Target Corp. 2,684 321,892
2,963,272
Multi-Utilities 1.6%
Ameren Corp. 6,396 450,022
CenterPoint Energy, Inc. 139,900 2,611,933
CMS Energy Corp. 5,841 341,231
NorthWestern Corp. 22,728 1,239,131
4,642,317
Oil, Gas & Consumable Fuels 3.1%
Antero Resources Corp.*(a) 117,600 298,704
Cimarex Energy Co. 10,927 300,384
ConocoPhillips 27,711 1,164,416
EQT Corp.(a) 163,471 1,945,305
Equitrans Midstream Corp.(a) 103,023 856,121
HollyFrontier Corp. 27,600 805,920
Murphy Oil Corp.(a) 117,809 1,625,764
Noble Energy, Inc. 33,047 296,101
Williams Cos., Inc. (The) 90,300 1,717,506
9,010,221
Paper & Forest Products 0.3%
Mondi plc 53,170 993,525
Pharmaceuticals 0.4%
Jazz Pharmaceuticals plc* 10,100 1,114,434
Road & Rail 0.7%
Heartland Express, Inc. 42,809 891,283
Norfolk Southern Corp. 6,103 1,071,504
1,962,787
Semiconductors & Semiconductor Equipment 2.3%
Applied Materials, Inc. 25,550 1,544,498
Marvell Technology Group Ltd. 73,054 2,561,273
Maxim Integrated Products,
Inc. 19,498 1,181,774
Microchip Technology, Inc.(a) 5,675 597,634
Qorvo, Inc.* 7,500 828,975
6,714,154
Software 1.0%
CDK Global, Inc. 36,100 1,495,262
SS&C Technologies Holdings,
Inc. 25,400 1,434,592
2,929,854
Specialty Retail 1.8%
Aaron's, Inc. 70,633 3,206,738
Advance Auto Parts, Inc. 9,311 1,326,352
Ross Stores, Inc. 9,400 801,256
5,334,346
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals 1.1%
Dell Technologies, Inc., Class
C* 15,100 829,594
HP, Inc. 55,033 959,225
NCR Corp.*(a) 80,139 1,388,008
3,176,827
Thrifts & Mortgage Finance 0.3%
Capitol Federal Financial, Inc. 69,302 763,015
Trading Companies & Distributors 2.2%
AerCap Holdings NV* 90,506 2,787,585
HD Supply Holdings, Inc.* 67,300 2,331,945
MSC Industrial Direct Co., Inc.,
Class A 15,395 1,120,910
6,240,440
Wireless Telecommunication Services 0.3%
Rogers Communications, Inc.,
Class B 22,610 908,497
Total Common Stocks
(cost $271,469,715) 277,331,597
Exchange Traded Fund 0.9%
Equity Fund 0.9%
iShares Russell Mid-Cap Value
ETF 34,197 2,617,096
Total Exchange Traded Fund
(cost $2,344,893) 2,617,096
Repurchase Agreements 2.6%
Principal
Amount ($)
Bank of America NA,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $3,527,136,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $3,597,670.
(c)(d) 3,527,127 3,527,127
NatWest Markets Securities,
Inc.,
0.08%, dated 6/30/2020,
due 7/7/2020, repurchase
price $1,000,016,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042;
total market value
$1,020,003.(c)(d) 1,000,000 1,000,000

NVIT Multi-Manager Mid Cap Value Fund - June 30, 2020 (Unaudited) - Statement of Investments - 63
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
0.14%, dated 6/30/2020,
due 7/1/2020, repurchase
price $3,000,012,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
7/23/2020 - 12/20/2069;
total market value
$3,060,001.(c)(d) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $7,527,127) 7,527,127
Total Investments
(cost $281,341,735) — 99.2% 287,475,820
Other assets in excess of liabilities — 0.8% 2,431,817
NET ASSETS — 100.0%
$ 289,907,637
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $21,435,372, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $7,527,127 and by $13,999,787 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 8.75%, and maturity dates ranging from
7/9/2020 – 2/15/2050, a total value of $21,526,914.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at June 30, 2020 was
$370,539 which represents 0.13% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $7,527,127.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
ETF Exchange Traded Fund
JP Japan
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

64 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Forward Foreign Currency Contracts outstanding as of June 30, 2020:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CAD 26,329 USD 19,314 Morgan Stanley Co., Inc. 9/30/2020 84
EUR 78,366 USD 88,176 Credit Suisse International 9/30/2020 48
USD 804,356 CAD 1,088,728 Morgan Stanley Co., Inc. 9/30/2020 2,264
USD 639,633 CHF 604,303 UBS AG 9/30/2020 64
USD 2,363,987 EUR 2,094,656 Credit Suisse International 9/30/2020 5,844
USD 2,226,714 GBP 1,784,369 JPMorgan Chase Bank 9/30/2020 14,525
USD 514,055 JPY 54,732,453 Bank of America NA 9/30/2020 6,505
USD 627,081 NOK 6,012,016 Goldman Sachs International 9/30/2020 2,260
Total unrealized appreciation 31,594
CHF 34,958 USD 37,100 UBS AG 9/30/2020 (102)
GBP 51,222 USD 63,637 JPMorgan Chase Bank 9/30/2020 (134)
JPY 7,444,997 USD 69,414 Bank of America NA 9/30/2020 (375)
USD 82,137 GBP 66,366 JPMorgan Chase Bank 9/30/2020 (141)
USD 21,580 NOK 208,047 Goldman Sachs International 9/30/2020 (42)
Total unrealized depreciation (794)
Net unrealized appreciation 30,800
Currency:
CAD Canadian dollar
CHF Swiss franc
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
USD United States dollar
The accompanying notes are an integral part of these financial statements.

NVIT Multi-Manager Small Cap Growth Fund - June 30, 2020 (Unaudited) - Statement of Investments - 65
Common Stocks 99 .1%
Shares Value ($)
Aerospace & Defense 2 .9%
Aerojet Rocketdyne Holdings,
Inc.*(a) 27,232 1,079,477
Axon Enterprise, Inc.*(a) 2,711 266,031
BWX Technologies, Inc. 6,516 369,066
Curtiss-Wright Corp. 2,511 224,182
Hexcel Corp.(a) 5,306 239,937
Mercury Systems, Inc.* 16,032 1,261,077
3,439,770
Auto Components 0 .9%
Fox Factory Holding Corp.*(a) 8,416 695,246
Visteon Corp.* 5,741 393,258
1,088,504
Automobiles 0 .4%
Thor Industries, Inc.(a) 4,084 435,069
Banks 1 .2%
First Hawaiian, Inc. 10,799 186,175
Pinnacle Financial Partners,
Inc.(a) 10,787 452,946
Seacoast Banking Corp. of
Florida* 3,038 61,975
Sterling Bancorp 17,477 204,830
Synovus Financial Corp. 9,407 193,126
Triumph Bancorp, Inc.*(a) 7,898 191,684
Western Alliance Bancorp 5,065 191,812
1,482,548
Beverages 0 .3%
Boston Beer Co., Inc. (The),
Class A* 603 323,600
Biotechnology 10 .0%
ACADIA Pharmaceuticals,
Inc.* 4,055 196,546
Acceleron Pharma, Inc.*(a) 4,380 417,283
Adverum Biotechnologies,
Inc.* 9,600 200,448
Agios Pharmaceuticals, Inc.* 6,798 363,557
Akebia Therapeutics, Inc.* 21,496 291,916
Akouos, Inc.*(a) 1,000 22,500
Allakos, Inc.*(a) 4,024 289,165
Amicus Therapeutics, Inc.*(a) 52,634 793,721
Apellis Pharmaceuticals,
Inc.*(a) 18,751 612,408
Arena Pharmaceuticals,
Inc.*(a) 3,184 200,433
Biohaven Pharmaceutical
Holding Co. Ltd.* 5,352 391,285
Blueprint Medicines Corp.* 1,722 134,316
CareDx, Inc.*(a) 15,912 563,762
ChemoCentryx, Inc.* 5,977 343,916
Constellation Pharmaceuticals,
Inc.*(a) 7,146 214,737
Cytokinetics, Inc.*(a) 10,969 258,539
Deciphera Pharmaceuticals,
Inc.* 5,131 306,423
Dicerna Pharmaceuticals,
Inc.*(a) 13,041 331,241
Emergent BioSolutions, Inc.* 2,905 229,727
Epizyme, Inc.*(a) 16,818 270,097
Common Stocks
Shares Value ($)
Biotechnology
Forma Therapeutics Holdings,
Inc.* 2,000 92,980
Generation Bio Co.* 1,800 37,800
Global Blood Therapeutics,
Inc.*(a) 7,427 468,866
Heron Therapeutics, Inc.*(a) 14,706 216,325
ImmunoGen, Inc.*(a) 20,800 95,680
Karyopharm Therapeutics,
Inc.*(a) 11,405 216,011
Kodiak Sciences, Inc.*(a) 4,529 245,109
Madrigal Pharmaceuticals,
Inc.*(a) 1,708 193,431
Mersana Therapeutics, Inc.* 7,900 184,860
Mirati Therapeutics, Inc.* 3,746 427,681
Momenta Pharmaceuticals,
Inc.* 11,820 393,251
Oyster Point Pharma, Inc.*(a) 4,369 126,177
Principia Biopharma, Inc.*(a) 4,857 290,400
PTC Therapeutics, Inc.* 7,423 376,643
Radius Health, Inc.* 12,026 163,914
RAPT Therapeutics, Inc.*(a) 6,736 195,479
REGENXBIO, Inc.*(a) 3,306 121,760
Rhythm Pharmaceuticals, Inc.* 9,093 202,774
Turning Point Therapeutics,
Inc.*(a) 4,320 279,029
Ultragenyx Pharmaceutical,
Inc.* 3,313 259,143
Veracyte, Inc.*(a) 25,934 671,691
Y-mAbs Therapeutics, Inc.* 6,673 288,274
11,979,298
Building Products 2 .8%
Advanced Drainage Systems,
Inc. 13,848 684,091
Armstrong World Industries,
Inc. 2,652 206,750
AZEK Co., Inc. (The)* 7,877 250,961
Patrick Industries, Inc.(a) 7,303 447,309
Simpson Manufacturing Co.,
Inc. 5,347 451,073
Trex Co., Inc.*(a) 10,137 1,318,520
3,358,704
Capital Markets 2 .4%
Cohen & Steers, Inc. 6,670 453,893
Hamilton Lane, Inc., Class A 16,998 1,145,155
LPL Financial Holdings, Inc.(a) 12,919 1,012,850
Stifel Financial Corp. 5,146 244,075
2,855,973
Chemicals 0 .7%
Axalta Coating Systems Ltd.* 11,176 252,019
Cabot Corp. 9,620 356,421
Ingevity Corp.* 4,773 250,916
859,356
Commercial Services & Supplies 1 .7%
Casella Waste Systems, Inc.,
Class A* 22,321 1,163,371
Clean Harbors, Inc.* 11,032 661,699

66 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
MSA Safety, Inc. 2,034 232,771
2,057,841
Communications Equipment 0 .4%
Lumentum Holdings, Inc.*(a) 5,206 423,925
Construction Materials 0 .3%
Summit Materials, Inc., Class
A* 19,282 310,055
Consumer Finance 0 .3%
OneMain Holdings, Inc. 5,710 140,124
SLM Corp. 34,873 245,157
385,281
Containers & Packaging 0 .4%
Graphic Packaging Holding
Co. 36,121 505,333
Distributors 1 .3%
Core-Mark Holding Co., Inc. 2,594 64,733
Pool Corp. 5,500 1,495,285
1,560,018
Diversified Consumer Services 1 .2%
Bright Horizons Family
Solutions, Inc.* 2,980 349,256
Strategic Education, Inc. 7,036 1,081,081
1,430,337
Diversified Telecommunication Services 0 .5%
Bandwidth, Inc., Class A*(a) 1,486 188,722
Cogent Communications
Holdings, Inc. 4,770 369,007
557,729
Electrical Equipment 0 .8%
EnerSys 4,198 270,267
Generac Holdings, Inc.* 5,362 653,789
924,056
Electronic Equipment, Instruments & Components 1 .2%
CTS Corp. 10,485 210,119
Itron, Inc.* 5,755 381,269
Novanta, Inc.* 5,521 589,477
Rogers Corp.*(a) 2,015 251,069
1,431,934
Entertainment 1 .5%
Roku, Inc.*(a) 5,037 586,962
Zynga, Inc., Class A* 123,756 1,180,632
1,767,594
Equity Real Estate Investment Trusts (REITs) 1 .9%
Columbia Property Trust, Inc. 12,181 160,059
CoreSite Realty Corp. 2,437 295,023
Corporate Office Properties
Trust 9,283 235,231
Essential Properties Realty
Trust, Inc. 14,193 210,624
First Industrial Realty Trust,
Inc. 19,655 755,538
Independence Realty Trust,
Inc. 22,371 257,043
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
PS Business Parks, Inc. 2,347 310,743
2,224,261
Food & Staples Retailing 1 .4%
BJ's Wholesale Club Holdings,
Inc.* 11,423 425,735
Casey's General Stores, Inc. 1,972 294,854
Grocery Outlet Holding Corp.* 13,629 556,063
Performance Food Group Co.* 13,358 389,252
1,665,904
Food Products 1 .9%
Freshpet, Inc.* 19,923 1,666,758
Hostess Brands, Inc.*(a) 26,571 324,697
Simply Good Foods Co. (The)* 14,139 262,703
2,254,158
Health Care Equipment & Supplies 9 .8%
AtriCure, Inc.* 6,529 293,479
Cardiovascular Systems,
Inc.*(a) 6,042 190,625
CryoPort, Inc.*(a) 16,757 506,899
Globus Medical, Inc., Class
A*(a) 8,835 421,518
Haemonetics Corp.* 7,295 653,340
ICU Medical, Inc.* 740 136,389
Insulet Corp.*(a) 6,780 1,317,083
Integer Holdings Corp.* 8,785 641,744
Integra LifeSciences Holdings
Corp.* 6,303 296,178
iRhythm Technologies, Inc.*(a) 8,829 1,023,193
Masimo Corp.* 7,071 1,612,117
NuVasive, Inc.* 4,654 259,042
OraSure Technologies, Inc.* 13,824 160,773
Penumbra, Inc.*(a) 3,998 714,922
Quidel Corp.*(a) 7,250 1,622,115
Silk Road Medical, Inc.*(a) 9,041 378,728
Tandem Diabetes Care,
Inc.*(a) 14,817 1,465,698
11,693,843
Health Care Providers & Services 3 .1%
1Life Healthcare, Inc.* 8,941 324,737
Addus HomeCare Corp.* 9,391 869,231
Amedisys, Inc.* 6,328 1,256,361
LHC Group, Inc.* 2,947 513,721
Providence Service Corp.
(The)*(a) 4,520 356,673
R1 RCM, Inc.*(a) 35,225 392,759
3,713,482
Health Care Technology 2 .8%
HMS Holdings Corp.* 14,040 454,755
Inspire Medical Systems,
Inc.*(a) 9,556 831,563
Omnicell, Inc.* 7,785 549,777
Phreesia, Inc.* 12,454 352,199
Teladoc Health, Inc.* 5,833 1,113,170
3,301,464
Hotels, Restaurants & Leisure 3 .9%
Choice Hotels International,
Inc.(a) 5,711 450,598

NVIT Multi-Manager Small Cap Growth Fund - June 30, 2020 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Churchill Downs, Inc.(a) 8,077 1,075,452
Dunkin' Brands Group, Inc. 3,603 235,024
Papa John's International, Inc.
(a) 3,239 257,209
Penn National Gaming,
Inc.*(a) 9,923 303,048
Planet Fitness, Inc., Class A* 7,304 442,403
Wingstop, Inc.(a) 13,280 1,845,522
4,609,256
Household Durables 1 .5%
KB Home 17,166 526,653
TopBuild Corp.* 11,461 1,303,918
1,830,571
Insurance 1 .6%
eHealth, Inc.* 6,167 605,846
James River Group Holdings
Ltd. 9,007 405,315
Kemper Corp. 4,479 324,817
Kinsale Capital Group, Inc.(a) 3,939 611,372
1,947,350
Interactive Media & Services 0 .1%
Cargurus, Inc.* 6,276 159,097
Internet & Direct Marketing Retail 0 .2%
Stamps.com, Inc.*(a) 1,436 263,779
IT Services 4 .0%
CACI International, Inc., Class
A* 2,990 648,471
Euronet Worldwide, Inc.* 3,246 311,032
ExlService Holdings, Inc.* 3,901 247,323
LiveRamp Holdings, Inc.* 7,784 330,586
ManTech International Corp.,
Class A 9,146 626,410
MongoDB, Inc.*(a) 6,630 1,500,634
Perficient, Inc.* 10,295 368,355
Science Applications
International Corp. 6,444 500,570
Verra Mobility Corp.* 23,834 245,014
4,778,395
Leisure Products 0 .9%
Smith & Wesson Brands,
Inc.*(a) 13,550 291,596
YETI Holdings, Inc.*(a) 17,559 750,296
1,041,892
Life Sciences Tools & Services 3 .8%
10X Genomics, Inc., Class
A*(a) 2,430 217,023
Bio-Techne Corp. 2,632 695,032
Medpace Holdings, Inc.* 6,954 646,861
NanoString Technologies,
Inc.*(a) 8,344 244,897
NeoGenomics, Inc.*(a) 17,694 548,160
PRA Health Sciences, Inc.*(a) 3,802 369,897
Repligen Corp.* 14,628 1,808,167
4,530,037
Machinery 4 .2%
Altra Industrial Motion Corp. 7,683 244,780
Common Stocks
Shares Value ($)
Machinery
Chart Industries, Inc.* 8,533 413,765
Federal Signal Corp. 18,306 544,237
ITT, Inc. 19,276 1,132,272
John Bean Technologies Corp.
(a) 5,376 462,444
Kornit Digital Ltd.*(a) 14,971 799,152
Rexnord Corp. 11,312 329,745
SPX Corp.* 19,964 821,519
SPX FLOW, Inc.* 7,489 280,388
5,028,302
Media 1 .4%
Cable One, Inc. 717 1,272,567
Cardlytics, Inc.*(a) 5,506 385,310
1,657,877
Metals & Mining 0 .3%
SSR Mining, Inc.* 16,491 351,753
Paper & Forest Products 0 .6%
Boise Cascade Co. 8,221 309,192
Louisiana-Pacific Corp. 14,124 362,280
671,472
Personal Products 0 .2%
BellRing Brands, Inc., Class A* 12,661 252,460
Pharmaceuticals 1 .3%
MyoKardia, Inc.*(a) 4,540 438,655
Pacira BioSciences, Inc.*(a) 4,051 212,556
Reata Pharmaceuticals, Inc.,
Class A*(a) 1,269 197,989
Revance Therapeutics, Inc.* 10,119 247,106
Theravance Biopharma,
Inc.*(a) 11,116 233,325
Tricida, Inc.* 6,900 189,612
1,519,243
Professional Services 1 .1%
ASGN, Inc.* 6,394 426,352
Exponent, Inc. 6,399 517,871
Huron Consulting Group,
Inc.*(a) 3,586 158,681
Insperity, Inc. 3,977 257,431
1,360,335
Road & Rail 0 .6%
Marten Transport Ltd. 9,466 238,165
Saia, Inc.* 4,383 487,302
725,467
Semiconductors & Semiconductor Equipment 6 .0%
Cohu, Inc. 12,681 219,889
Entegris, Inc. 15,542 917,755
First Solar, Inc.* 7,896 390,852
FormFactor, Inc.* 13,277 389,414
Inphi Corp.*(a) 6,027 708,173
Lattice Semiconductor Corp.* 45,487 1,291,376
MKS Instruments, Inc. 8,726 988,132
Monolithic Power Systems,
Inc. 7,348 1,741,476
Onto Innovation, Inc.*(a) 7,126 242,569
Power Integrations, Inc. 2,367 279,614
7,169,250

68 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks
Shares Value ($)
Software 11 .1%
Alteryx, Inc., Class A*(a) 7,433 1,221,093
Avalara, Inc.* 8,930 1,188,494
Bill.com Holdings, Inc.*(a) 3,296 297,332
Blackbaud, Inc. 4,583 261,598
Coupa Software, Inc.*(a) 4,825 1,336,718
Envestnet, Inc.* 4,558 335,195
Everbridge, Inc.*(a) 3,744 518,020
Five9, Inc.* 12,900 1,427,643
Globant SA* 4,225 633,116
HubSpot, Inc.* 3,143 705,132
Manhattan Associates, Inc.* 10,823 1,019,527
Medallia, Inc.*(a) 14,906 376,227
Mimecast Ltd.*(a) 10,299 429,056
Paylocity Holding Corp.* 4,981 726,678
Pegasystems, Inc.(a) 2,827 286,008
Q2 Holdings, Inc.*(a) 11,937 1,024,075
Rapid7, Inc.*(a) 8,702 443,976
Smartsheet, Inc., Class A*(a) 5,513 280,722
Sprout Social, Inc., Class A*(a) 4,600 124,200
SVMK, Inc.* 24,231 570,398
13,205,208
Specialty Retail 1 .2%
Boot Barn Holdings, Inc.* 15,080 325,125
Floor & Decor Holdings, Inc.,
Class A* 6,973 401,993
Foot Locker, Inc.(a) 8,837 257,687
Vroom, Inc.* 7,851 409,351
1,394,156
Technology Hardware, Storage & Peripherals 0 .2%
Pure Storage, Inc., Class A* 13,052 226,191
Textiles, Apparel & Luxury Goods 1 .6%
Carter's, Inc. 2,791 225,234
Deckers Outdoor Corp.* 2,624 515,327
PVH Corp. 5,321 255,674
Steven Madden Ltd.(a) 14,000 345,660
Under Armour, Inc., Class
C*(a) 30,403 268,763
Wolverine World Wide, Inc. 13,883 330,554
1,941,212
Thrifts & Mortgage Finance 0 .2%
MGIC Investment Corp. 32,915 269,574
Trading Companies & Distributors 1 .0%
Applied Industrial
Technologies, Inc. 7,406 462,060
SiteOne Landscape Supply,
Inc.*(a) 6,064 691,114
1,153,174
Total Common Stocks
(cost $87,982,805) 118,116,088
Exchange Traded Fund 0 .1%
Shares Value ($)
Equity Fund 0.1%
iShares Russell 2000 Growth
ETF(a) 426 88,127
Total Exchange Traded Fund
(cost $82,071) 88,127
Repurchase Agreements 13 .0%
Principal
Amount ($)
Bank of America NA,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $3,532,945,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $3,603,595.
(b)(c) 3,532,936 3,532,936
CF Secured, LLC,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $5,000,013,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
5.00%, maturing 9/8/2020
- 7/20/2069; total market
value $5,100,013.(b)(c) 5,000,000 5,000,000
NatWest Markets Securities,
Inc.,
0.08%, dated 6/30/2020,
due 7/7/2020, repurchase
price $6,000,094,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042;
total market value
$6,120,016.(b)(c) 6,000,000 6,000,000

NVIT Multi-Manager Small Cap Growth Fund - June 30, 2020 (Unaudited) - Statement of Investments - 69
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
0.14%, dated 6/30/2020,
due 7/1/2020, repurchase
price $1,000,004,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
7/23/2020 - 12/20/2069;
total market value
$1,020,000.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $15,532,936) 15,532,936
Total Investments
(cost $103,597,812) — 112.2% 133,737,151
Liabilities in excess of other assets
— (12.2)% (14,556,158)
NET ASSETS — 100.0%
$ 119,180,993
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $31,835,476, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $15,532,936 and by $16,504,874 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.75%, and maturity dates ranging
from 7/9/2020 – 2/15/2050, a total value of $32,037,810.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $15,532,936.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

70 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks 97.0%
Shares Value ($)
Aerospace & Defense 0.8%
Astronics Corp.* 27,643 291,910
Triumph Group, Inc. 54,649 492,387
Vectrus, Inc.* 8,860 435,292
1,219,589
Air Freight & Logistics 0.3%
Echo Global Logistics, Inc.* 22,445 485,261
Auto Components 3.2%
Adient plc* 28,588 469,415
American Axle &
Manufacturing Holdings,
Inc.*(a) 106,187 807,021
Cooper Tire & Rubber Co. 2,591 71,538
Cooper-Standard Holdings,
Inc.*(a) 27,187 360,228
Dorman Products, Inc.*(a) 24,989 1,676,012
Garrett Motion, Inc.* 49,785 275,809
Goodyear Tire & Rubber Co.
(The) 54,460 487,145
Modine Manufacturing Co.* 46,195 254,996
Tenneco, Inc., Class A*(a) 66,268 500,986
4,903,150
Banks 7.2%
1st Source Corp. 1,054 37,501
Amalgamated Bank, Class A 9,013 113,924
American National
Bankshares, Inc. 1,100 27,544
Atlantic Capital Bancshares,
Inc.* 9,972 121,260
BancFirst Corp.(a) 11,916 483,432
Bancorp, Inc. (The)*(a) 34,367 336,797
Bank of Commerce Holdings 3,056 23,165
Bank of Princeton (The) 211 4,237
Bankwell Financial Group, Inc. 778 12,370
Banner Corp. 16,980 645,240
Baycom Corp.*(a) 3,312 42,758
Cadence Bancorp 110,847 982,104
Capital City Bank Group, Inc. 5,172 108,353
Capstar Financial Holdings,
Inc. 4,044 48,528
Carter Bank & Trust 4,632 37,380
CBTX, Inc. 8,131 170,751
Central Pacific Financial Corp. 26,516 425,052
Central Valley Community
Bancorp 4,004 61,622
Chemung Financial Corp. 843 23,014
Coastal Financial Corp.*(a) 1,000 14,520
Community Trust Bancorp, Inc. 6,849 224,373
Eagle Bancorp, Inc. 23,620 773,555
Enterprise Financial Services
Corp. 15,527 483,200
Equity Bancshares, Inc., Class
A* 676 11,789
Esquire Financial Holdings,
Inc.* 1,000 16,900
Evans Bancorp, Inc. 316 7,350
FB Financial Corp. 11,159 276,408
Financial Institutions, Inc. 6,112 113,744
First Bancorp/PR 79,383 443,751
Common Stocks
Shares Value ($)
Banks
First Business Financial
Services, Inc. 3,794 62,411
First Commonwealth Financial
Corp. 1,464 12,122
First Financial Corp. 3,161 116,451
First Internet Bancorp(a) 1,300 21,606
Great Southern Bancorp, Inc. 3,899 157,364
Guaranty Bancshares, Inc. 2,775 71,789
Hanmi Financial Corp. 6,960 67,582
HBT Financial, Inc. 6,215 82,846
Heartland Financial USA, Inc. 3,358 112,292
Heritage Commerce Corp. 22,329 167,579
Heritage Financial Corp. 1,806 36,120
Hilltop Holdings, Inc. 6,762 124,759
IBERIABANK Corp. 9,900 450,846
Independent Bank Corp./MI 9,722 144,372
Lakeland Bancorp, Inc. 14,935 170,707
Live Oak Bancshares, Inc.(a) 15,839 229,824
Macatawa Bank Corp. 3,688 28,840
Mercantile Bank Corp. 527 11,910
Metropolitan Bank Holding
Corp.* 2,845 91,268
MidWestOne Financial Group,
Inc. 1,475 29,500
National Bankshares, Inc. 500 14,300
Nicolet Bankshares, Inc.* 3,688 202,102
Northeast Bank 3,931 68,989
Northrim Bancorp, Inc. 2,051 51,562
OFG Bancorp 33,207 443,978
Old Second Bancorp, Inc. 2,002 15,576
Park National Corp.(a) 2,360 166,097
Peapack-Gladstone Financial
Corp. 5,163 96,703
Peoples Bancorp, Inc. 2,424 51,583
People's Utah Bancorp 2,688 60,399
Preferred Bank 6,111 261,856
Professional Holding Corp.,
Class A* 2,038 28,287
QCR Holdings, Inc. 6,533 203,699
RBB Bancorp 5,509 75,198
Republic First Bancorp, Inc.* 11,389 27,789
Select Bancorp, Inc.* 1,693 13,781
Shore Bancshares, Inc. 3,267 36,231
Sierra Bancorp 2,845 53,714
SmartFinancial, Inc. 3,843 62,180
South Plains Financial, Inc. 1,860 26,486
Southern First Bancshares,
Inc.* 2,525 69,968
TriState Capital Holdings,
Inc.*(a) 1,054 16,558
UMB Financial Corp. 13,329 687,110
10,994,956
Biotechnology 2.0%
Aduro Biotech, Inc.* 12,034 27,799
Aldeyra Therapeutics, Inc.* 8,242 34,369
AnaptysBio, Inc.* 2,593 57,928
Applied Genetic Technologies
Corp.*(a) 5,901 32,692
Aptinyx, Inc.* 6,637 27,676

NVIT Multi-Manager Small Cap Value Fund - June 30, 2020 (Unaudited) - Statement of Investments - 71
Common Stocks
Shares Value ($)
Biotechnology
Beyondspring, Inc.* 1,387 20,916
Calithera Biosciences, Inc.* 4,797 25,328
Catalyst Biosciences, Inc.* 5,165 30,319
Chimerix, Inc.* 44,372 137,553
Concert Pharmaceuticals,
Inc.*(a) 18,701 186,075
Emergent BioSolutions,
Inc.*(a) 19,430 1,536,525
Enanta Pharmaceuticals, Inc.* 2,649 133,006
Five Prime Therapeutics, Inc.* 8,454 51,569
GlycoMimetics, Inc.* 9,088 34,171
Gossamer Bio, Inc.*(a) 2,923 37,999
Harpoon Therapeutics, Inc.* 1,817 30,162
ImmunoGen, Inc.*(a) 8,852 40,719
Jounce Therapeutics, Inc.* 3,899 26,903
Rubius Therapeutics, Inc.* 5,756 34,421
Savara, Inc.* 4,682 11,658
Spero Therapeutics, Inc.*(a) 9,330 126,235
Sutro Biopharma, Inc.*(a) 2,686 20,843
United Therapeutics Corp.* 3,135 379,335
3,044,201
Building Products 1.7%
American Woodmark Corp.* 20,391 1,542,579
Apogee Enterprises, Inc. 17,926 413,015
Armstrong Flooring, Inc.* 33 99
Quanex Building Products
Corp. 20,857 289,495
Resideo Technologies, Inc.*(a) 28,381 332,625
2,577,813
Capital Markets 6.1%
Cowen, Inc., Class A(a) 13,873 224,881
Donnelley Financial Solutions,
Inc.* 26,113 219,349
Focus Financial Partners, Inc.,
Class A*(a) 136,479 4,510,631
Virtus Investment Partners,
Inc.(a) 28,662 3,333,104
Waddell & Reed Financial,
Inc., Class A(a) 62,904 975,641
9,263,606
Chemicals 2.1%
AdvanSix, Inc.* 20,022 235,058
Ashland Global Holdings, Inc. 6,006 415,015
Chase Corp. 9,878 1,012,495
Element Solutions, Inc.* 12,617 136,894
Intrepid Potash, Inc.* 3,684 3,647
Kraton Corp.* 17,479 302,037
Rayonier Advanced Materials,
Inc.*(a) 17,991 50,555
Stepan Co. 7,271 706,014
Trinseo SA 19,193 425,317
3,287,032
Commercial Services & Supplies 9.2%
BrightView Holdings, Inc.* 94,731 1,060,987
Healthcare Services Group,
Inc.(a) 150,024 3,669,587
KAR Auction Services, Inc.(a) 154,529 2,126,319
Pitney Bowes, Inc.(a) 196,271 510,305
Common Stocks
Shares Value ($)
Commercial Services & Supplies
SP Plus Corp.* 78,326 1,622,132
UniFirst Corp. 22,159 3,965,353
US Ecology, Inc.(a) 31,405 1,064,001
14,018,684
Communications Equipment 1.7%
ADTRAN, Inc. 24,333 265,960
Casa Systems, Inc.* 4,733 19,689
CommScope Holding Co.,
Inc.* 7,323 61,001
DASAN Zhone Solutions, Inc.* 5,882 52,526
Infinera Corp.*(a) 79,463 470,421
NETGEAR, Inc.* 26,702 691,315
NetScout Systems, Inc.* 21,767 556,364
PC-Tel, Inc.* 2,422 16,179
Plantronics, Inc.(a) 15,303 224,648
Ribbon Communications,
Inc.*(a) 43,420 170,641
2,528,744
Construction & Engineering 2.2%
Arcosa, Inc. 12,280 518,216
EMCOR Group, Inc. 29,720 1,965,681
Orion Group Holdings, Inc.* 2,926 9,187
Primoris Services Corp. 23,518 417,680
Tutor Perini Corp.* 35,573 433,279
3,344,043
Consumer Finance 1.0%
Elevate Credit, Inc.* 6,849 10,137
Green Dot Corp., Class A* 23,142 1,135,809
LendingClub Corp.*(a) 65,813 299,449
SLM Corp. 10,453 73,485
1,518,880
Containers & Packaging 0.1%
O-I Glass, Inc.(a) 9,307 83,577
Diversified Consumer Services 0.8%
American Public Education,
Inc.*(a) 17,598 520,901
Houghton Mifflin Harcourt
Co.*(a) 12,296 22,256
K12, Inc.*(a) 22,672 617,585
Universal Technical Institute,
Inc.* 11,030 76,658
1,237,400
Diversified Financial Services 0.2%
Marlin Business Services
Corp. 1,575 13,325
Voya Financial, Inc.(a) 6,274 292,682
306,007
Diversified Telecommunication Services 0.1%
Liberty Latin America Ltd.,
Class C* 3,228 30,472
ORBCOMM, Inc.*(a) 44,891 172,831
203,303
Electric Utilities 0.6%
Genie Energy Ltd., Class B 1,321 9,722
Portland General Electric Co. 23,433 979,734
989,456

72 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Electrical Equipment 2.6%
EnerSys 58,405 3,760,114
LSI Industries, Inc. 10,174 65,826
Powell Industries, Inc. 7,596 208,054
4,033,994
Electronic Equipment, Instruments & Components 3.7%
Arrow Electronics, Inc.* 1,686 115,811
Avnet, Inc. 6,588 183,706
Bel Fuse, Inc., Class B 6,112 65,582
Benchmark Electronics, Inc.(a) 25,300 546,480
Daktronics, Inc. 23,764 103,374
ePlus, Inc.* 50,597 3,576,196
FLIR Systems, Inc. 24,538 995,507
ScanSource, Inc.* 1,159 27,920
5,614,576
Energy Equipment & Services 0.3%
Exterran Corp.* 16,604 89,495
Matrix Service Co.* 23,260 226,087
Nabors Industries Ltd.(a) 4,428 163,925
479,507
Entertainment 0.1%
Madison Square Garden
Sports Corp., Class A* 885 129,998
Equity Real Estate Investment Trusts (REITs) 3.5%
Armada Hoffler Properties, Inc. 10,988 109,331
Camden Property Trust 2,351 214,458
CorEnergy Infrastructure Trust,
Inc. 12,782 116,955
CorePoint Lodging, Inc. 42,068 177,106
Franklin Street Properties
Corp. 21,183 107,821
Front Yard Residential Corp. 57,064 496,457
Gaming and Leisure
Properties, Inc. 21,639 748,709
Investors Real Estate Trust 8,903 627,572
National Health Investors, Inc. 3,097 188,050
New Senior Investment Group,
Inc. 18,063 65,388
Physicians Realty Trust 13,049 228,618
Piedmont Office Realty Trust,
Inc., Class A 36,346 603,707
Retail Opportunity Investments
Corp. 4,281 48,504
Retail Value, Inc. 9,966 123,180
SITE Centers Corp. 23,815 192,902
Spirit Realty Capital, Inc. 13,132 457,782
Sunstone Hotel Investors, Inc. 96,611 787,380
5,293,920
Food & Staples Retailing 0.4%
Rite Aid Corp.*(a) 20,672 352,664
SpartanNash Co.(a) 10,367 220,299
572,963
Food Products 0.1%
Farmer Brothers Co.*(a) 10,241 75,169
Post Holdings, Inc.* 875 76,667
151,836
Common Stocks
Shares Value ($)
Gas Utilities 0.6%
Southwest Gas Holdings, Inc. 13,108 905,107
Health Care Equipment & Supplies 2.1%
LivaNova plc* 14,088 678,056
Natus Medical, Inc.* 92,310 2,014,204
Orthofix Medical, Inc.* 4,765 152,480
Varex Imaging Corp.*(a) 22,520 341,178
3,185,918
Health Care Providers & Services 3.0%
Addus HomeCare Corp.*(a) 31,579 2,922,952
Cross Country Healthcare,
Inc.* 24,553 151,247
Magellan Health, Inc.* 13,383 976,691
Molina Healthcare, Inc.* 1,380 245,612
Owens & Minor, Inc.(a) 39,141 298,255
4,594,757
Health Care Technology 0.8%
Allscripts Healthcare Solutions,
Inc.*(a) 132,381 896,219
Computer Programs &
Systems, Inc. 11,968 272,751
1,168,970
Hotels, Restaurants & Leisure 0.3%
Del Taco Restaurants, Inc.* 19,252 114,164
International Game
Technology plc 33,122 294,786
PlayAGS, Inc.* 34,031 115,025
523,975
Household Durables 0.6%
GoPro, Inc., Class A*(a) 115,204 548,371
Hooker Furniture Corp.(a) 12,067 234,703
Tupperware Brands Corp.(a) 9,664 45,904
ZAGG, Inc.*(a) 28,121 88,300
917,278
Household Products 0.1%
Central Garden & Pet Co.,
Class A* 2,786 94,139
Insurance 4.4%
American Equity Investment
Life Holding Co.(a) 16,790 414,881
Brighthouse Financial, Inc.* 10,592 294,669
Donegal Group, Inc., Class A 3,618 51,448
Employers Holdings, Inc.(a) 19,803 597,060
Enstar Group Ltd.* 18,219 2,783,317
FedNat Holding Co. 5,058 55,992
Hallmark Financial Services,
Inc.* 10,932 38,153
HCI Group, Inc.(a) 7,444 343,764
Heritage Insurance Holdings,
Inc. 29,295 383,471
James River Group Holdings
Ltd. 10,026 451,170
National General Holdings
Corp. 23,183 500,985
ProSight Global, Inc.* 1,939 17,257
Protective Insurance Corp.,
Class B 2,108 31,768

NVIT Multi-Manager Small Cap Value Fund - June 30, 2020 (Unaudited) - Statement of Investments - 73
Common Stocks
Shares Value ($)
Insurance
Reinsurance Group of
America, Inc. 3,663 287,326
Stewart Information Services
Corp. 7,587 246,653
United Insurance Holdings
Corp.(a) 7,135 55,796
Universal Insurance Holdings,
Inc. 10,276 182,399
6,736,109
Interactive Media & Services 0.5%
TrueCar, Inc.* 74,080 191,127
Yelp, Inc.* 27,864 644,494
835,621
Internet & Direct Marketing Retail 0.2%
Quotient Technology, Inc.* 49,151 359,785
IT Services 3.0%
Cass Information Systems,
Inc. 34,289 1,338,299
Conduent, Inc.* 196,479 469,585
Verra Mobility Corp.*(a) 264,232 2,716,305
4,524,189
Leisure Products 0.7%
Vista Outdoor, Inc.* 75,647 1,093,099
Life Sciences Tools & Services 0.0%
†
Harvard Bioscience, Inc.* 7,965 24,691
Pacific Biosciences of
California, Inc.* 2,193 7,566
32,257
Machinery 4.1%
AGCO Corp. 12,268 680,383
Astec Industries, Inc.(a) 8,012 371,036
Briggs & Stratton Corp. 81,980 107,394
Commercial Vehicle Group,
Inc.* 36,039 104,153
Crane Co. 44,120 2,623,375
Graham Corp.(a) 1,600 20,384
Hyster-Yale Materials
Handling, Inc. 7,317 282,875
Lydall, Inc.* 17,364 235,456
Manitowoc Co., Inc. (The)* 50,254 546,763
Meritor, Inc.* 8,250 163,350
Park-Ohio Holdings Corp.(a) 4,200 69,678
REV Group, Inc. 27,292 166,481
Terex Corp. 38,887 729,909
Wabash National Corp. 12,540 133,175
6,234,412
Media 1.4%
comScore, Inc.*(a) 69,209 214,548
Hemisphere Media Group,
Inc.* 148,237 1,457,170
Scholastic Corp. 14,753 441,705
Tribune Publishing Co. 10,159 101,488
2,214,911
Metals & Mining 0.4%
Olympic Steel, Inc. 6,868 80,699
Ryerson Holding Corp.* 9,437 53,130
Common Stocks
Shares Value ($)
Metals & Mining
Schnitzer Steel Industries,
Inc., Class A 17,387 306,707
TimkenSteel Corp.*(a) 36,668 142,639
583,175
Oil, Gas & Consumable Fuels 2.5%
Arch Resources, Inc.(a) 18,618 528,937
Bonanza Creek Energy, Inc.* 21,763 322,528
CONSOL Energy, Inc.* 5,270 26,719
Dorian LPG Ltd.* 52,146 403,610
Green Plains, Inc.*(a) 54,448 556,186
Infinity Bio-energy Ltd. Reg.
S*^∞ 155,500 0
International Seaways, Inc. 28,529 466,164
Par Pacific Holdings, Inc.*(a) 37,477 336,918
REX American Resources
Corp.* 4,151 287,955
SFL Corp. Ltd.(a) 7,613 70,725
World Fuel Services Corp. 32,468 836,376
3,836,118
Paper & Forest Products 1.1%
Boise Cascade Co. 24,658 927,387
Neenah, Inc. 14,740 729,041
Verso Corp., Class A(a) 4,426 52,935
1,709,363
Pharmaceuticals 0.4%
AMAG Pharmaceuticals,
Inc.*(a) 34,700 265,455
Cymabay Therapeutics,
Inc.*(a) 6,452 22,518
Endo International plc* 51,845 177,828
Lannett Co., Inc.*(a) 9,271 67,307
Strongbridge Biopharma plc* 17,188 64,971
598,079
Professional Services 0.9%
GP Strategies Corp.*(a) 1,400 12,012
Kelly Services, Inc., Class A 31,395 496,512
ManpowerGroup, Inc. 4,215 289,781
TrueBlue, Inc.* 35,032 534,939
1,333,244
Real Estate Management & Development 2.3%
CTO Realty Growth, Inc.(a) 3,477 137,342
Jones Lang LaSalle, Inc. 33,364 3,451,839
3,589,181
Road & Rail 1.4%
ArcBest Corp. 23,334 618,584
Landstar System, Inc.(a) 13,069 1,467,780
2,086,364
Semiconductors & Semiconductor Equipment 4.5%
Alpha & Omega
Semiconductor Ltd.* 11,940 129,907
Ambarella, Inc.* 9,316 426,673
Cabot Microelectronics Corp. 24,650 3,439,661
Cirrus Logic, Inc.* 17,572 1,085,598
NeoPhotonics Corp.* 35,518 315,400
Synaptics, Inc.*(a) 15,831 951,760

74 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Veeco Instruments, Inc.*(a) 34,662 467,590
6,816,589
Software 3.6%
Avaya Holdings Corp.*(a) 40,167 496,464
Manhattan Associates, Inc.* 37,998 3,579,412
QAD, Inc., Class A 130 5,366
Rosetta Stone, Inc.*(a) 26,976 454,815
SeaChange International,
Inc.*(a) 27,421 41,406
Synchronoss Technologies,
Inc.* 36,776 129,819
Telenav, Inc.* 24,269 133,237
Xperi Holding Corp. 45,627 673,455
5,513,974
Specialty Retail 2.6%
America's Car-Mart, Inc.* 38,196 3,356,283
GameStop Corp., Class A*(a) 46,369 201,241
Office Depot, Inc. 192,265 451,823
4,009,347
Technology Hardware, Storage & Peripherals 0.2%
Diebold Nixdorf, Inc.*(a) 12,434 75,350
Super Micro Computer, Inc.* 6,852 194,528
269,878
Textiles, Apparel & Luxury Goods 0.3%
Fossil Group, Inc.*(a) 42,307 196,727
Rocky Brands, Inc. 3,019 62,071
Unifi, Inc.* 13,116 168,934
Vera Bradley, Inc.*(a) 16,590 73,660
501,392
Thrifts & Mortgage Finance 1.5%
Bridgewater Bancshares, Inc.* 5,662 58,036
Flagstar Bancorp, Inc. 9,461 278,437
Home Bancorp, Inc. 843 22,550
HomeStreet, Inc. 15,009 369,371
Merchants Bancorp 5,690 105,208
Meridian Bancorp, Inc.(a) 15,297 177,445
Northwest Bancshares, Inc.(a) 12,375 126,534
OP Bancorp 2,951 20,362
PCSB Financial Corp. 5,598 70,983
Riverview Bancorp, Inc. 3,688 20,837
Southern Missouri Bancorp,
Inc. 700 17,010
TrustCo Bank Corp. 55,823 353,360
Washington Federal, Inc. 24,026 644,858
2,264,991
Trading Companies & Distributors 3.5%
Beacon Roofing Supply, Inc.* 111,949 2,952,095
BMC Stock Holdings, Inc.* 33,136 833,039
CAI International, Inc.* 3,036 50,580
DXP Enterprises, Inc.* 1,852 36,873
Foundation Building Materials,
Inc.* 11,959 186,680
Herc Holdings, Inc.*(a) 8,154 250,573
MRC Global, Inc.*(a) 85,209 503,585
Veritiv Corp.* 11,903 201,875
WESCO International, Inc.* 9,992 350,819
5,366,119
Common Stocks
Shares Value ($)
Wireless Telecommunication Services 0.0%
†
Gogo, Inc.*(a) 15,808 49,953
Total Common Stocks
(cost $174,139,264) 148,230,790
Repurchase Agreements 6.4%
Principal
Amount ($)
Bank of America NA,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $6,508,434,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $6,638,585.
(b)(c) 6,508,417 6,508,417
CF Secured, LLC,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $1,000,003,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
5.00%, maturing 9/8/2020
- 7/20/2069; total market
value $1,020,003.(b)(c) 1,000,000 1,000,000
NatWest Markets Securities,
Inc.,
0.08%, dated 6/30/2020,
due 7/7/2020, repurchase
price $2,000,032,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042;
total market value
$2,040,005.(b)(c) 2,000,000 2,000,000

NVIT Multi-Manager Small Cap Value Fund - June 30, 2020 (Unaudited) - Statement of Investments - 75
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
0.14%, dated 6/30/2020,
due 7/1/2020, repurchase
price $200,001,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
7/23/2020 - 12/20/2069;
total market value
$204,000.(b)(c) 200,000 200,000
Total Repurchase Agreements
(cost $9,708,417) 9,708,417
Total Investments
(cost $183,847,681) — 103.4% 157,939,207
Liabilities in excess of other assets — (3.4)% (5,119,680)
NET ASSETS — 100.0%
$ 152,819,527
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $19,815,530, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $9,708,417 and by $10,469,240 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 8.75%, and maturity dates ranging from
7/9/2020 – 2/15/2050, a total value of $20,177,657.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $9,708,417.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

76 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks 99.6%
Shares Value ($)
ARGENTINA 0.4%
Software 0.4%
Globant SA * 7,110 1,065,434
AUSTRALIA 0.0%
†
Consumer Finance 0.0%
†
Aet and D Holdings No. 1 Ltd.
*^∞ 106,305 0
BERMUDA 0.1%
Insurance 0.1%
Third Point Reinsurance Ltd. * 42,675 320,489
Oil, Gas & Consumable Fuels 0.0%
†
Infinity Bio-energy Ltd. Reg.
S *^∞ 94,500 0
320,489
CANADA 0.2%
Metals & Mining 0.2%
SSR Mining, Inc. * 27,965 596,493
IRELAND 0.2%
Biotechnology 0.2%
Prothena Corp. plc *(a) 48,378 506,034
ISRAEL 0.5%
Machinery 0.5%
Kornit Digital Ltd. *(a) 25,951 1,385,264
NORWAY 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
SFL Corp. Ltd. (a) 12,795 118,866
PUERTO RICO 0.6%
Banks 0.6%
First Bancorp/PR 149,333 834,771
OFG Bancorp 64,143 857,592
1,692,363
SWITZERLAND 0.2%
Auto Components 0.2%
Garrett Motion, Inc. * 95,845 530,981
UNITED STATES 97.4%
Aerospace & Defense 2.0%
Aerojet Rocketdyne Holdings,
Inc. * 29,586 1,172,789
Astronics Corp. * 52,569 555,129
Mercury Systems, Inc. * 20,909 1,644,701
Triumph Group, Inc. 105,856 953,763
Vectrus , Inc. * 17,223 846,166
5,172,548
Air Freight & Logistics 0.3%
Echo Global Logistics, Inc. * 41,788 903,457
Auto Components 2.7%
Adient plc * 53,776 883,002
American Axle &
Manufacturing Holdings,
Inc. * 204,916 1,557,362
Cooper Tire & Rubber Co. 4,077 112,566
Cooper-Standard Holdings,
Inc. * 55,387 733,878
Fox Factory Holding Corp. * 7,266 600,244
Goodyear Tire & Rubber Co.
(The) 129,276 1,156,374
Common Stocks
Shares Value ($)
UNITED STATES
Auto Components
Modine Manufacturing Co. * 83,012 458,226
Tenneco, Inc., Class A *(a) 127,461 963,605
Visteon Corp. * 9,598 657,463
7,122,720
Banks 8.4%
1st Source Corp. 1,000 35,580
Amalgamated Bank, Class A 15,386 194,479
American National
Bankshares , Inc. 1,427 35,732
Atlantic Capital Bancshares,
Inc. * 15,842 192,639
BancFirst Corp. 22,760 923,373
Bancorp, Inc. (The) * 81,720 800,856
Bank of Commerce Holdings 6,315 47,868
Bank of Marin Bancorp 6,190 206,313
BankFinancial Corp. 7,590 63,756
Bankwell Financial Group,
Inc. 1,898 30,178
Banner Corp. 32,805 1,246,590
Baycom Corp. *(a) 4,000 51,640
Cadence Bancorp 150,055 1,329,487
Cambridge Bancorp 670 39,691
Capital City Bank Group, Inc. 7,587 158,948
Capstar Financial Holdings,
Inc. 10,321 123,852
Carter Bank & Trust 8,467 68,329
CBTX, Inc. 13,364 280,644
Central Pacific Financial
Corp. 64,239 1,029,751
Central Valley Community
Bancorp 4,876 75,042
Chemung Financial Corp. 1,395 38,084
Coastal Financial Corp. * 1,785 25,918
Community Trust Bancorp,
Inc. 12,640 414,086
Eagle Bancorp, Inc. 45,634 1,494,514
Enterprise Financial Services
Corp. 29,719 924,855
Esquire Financial Holdings,
Inc. * 2,403 40,611
Evans Bancorp, Inc. 400 9,304
FB Financial Corp. 14,931 369,841
Financial Institutions, Inc. 11,604 215,950
First Bancorp/NC 22,396 561,692
First Business Financial
Services, Inc. 7,503 123,424
First Financial Corp. 6,227 229,403
First Internet Bancorp 1,305 21,689
Great Southern Bancorp, Inc. 8,010 323,284
Guaranty Bancshares, Inc. 3,105 80,326
Hanmi Financial Corp. 21,781 211,494
HBT Financial, Inc. 9,118 121,543
Heartland Financial USA, Inc. 6,600 220,704
Heritage Commerce Corp. 42,603 319,736
Heritage Financial Corp. (a) 3,232 64,640
HomeTrust Bancshares, Inc. 12,387 198,192
IBERIABANK Corp. 25,258 1,150,249
Independent Bank Corp./MI 19,300 286,605
Lakeland Bancorp, Inc. 28,580 326,669

NVIT Multi-Manager Small Company Fund - June 30, 2020 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
UNITED STATES
Banks
Live Oak Bancshares, Inc. (a) 30,699 445,442
Macatawa Bank Corp. 13,797 107,893
Mercantile Bank Corp. 700 15,820
Metropolitan Bank Holding
Corp. * 4,824 154,754
MidWestOne Financial Group,
Inc. 3,101 62,020
National Bankshares , Inc. 502 14,357
Nicolet Bankshares , Inc. * 7,668 420,206
Northeast Bank 4,168 73,148
Northrim Bancorp, Inc. 4,095 102,948
Old Second Bancorp, Inc. 2,700 21,006
Park National Corp. (a) 4,556 320,651
Peapack -Gladstone Financial
Corp. 10,049 188,218
Peoples Bancorp, Inc. 3,900 82,992
People's Utah Bancorp 5,186 116,529
Pinnacle Financial Partners,
Inc. (a) 18,633 782,400
Preferred Bank 15,618 669,231
Professional Holding Corp.,
Class A * 3,014 41,834
QCR Holdings, Inc. 14,167 441,727
RBB Bancorp 10,692 145,946
Republic First Bancorp, Inc. * 20,279 49,481
Select Bancorp, Inc. * 3,287 26,756
Shore Bancshares, Inc. 6,786 75,257
Sierra Bancorp 3,626 68,459
SmartFinancial , Inc. 4,200 67,956
South Plains Financial, Inc. 985 14,026
Southern First Bancshares,
Inc. * 3,350 92,829
TriCo Bancshares 53,085 1,616,437
UMB Financial Corp. 25,622 1,320,814
22,246,698
Biotechnology 3.2%
Acceleron Pharma, Inc. *(a) 5,171 492,641
Aduro Biotech, Inc. * 23,783 54,939
Agios Pharmaceuticals, Inc.
*(a) 11,927 637,856
Aldeyra Therapeutics, Inc. * 14,881 62,054
Amicus Therapeutics, Inc. *(a) 43,119 650,235
AnaptysBio , Inc. * 5,028 112,326
Apellis Pharmaceuticals, Inc.
*(a) 15,714 513,219
Applied Genetic Technologies
Corp. *(a) 10,500 58,170
Aptinyx , Inc. * 11,611 48,418
Beyondspring , Inc. * 3,246 48,950
Calithera Biosciences, Inc. * 15,590 82,315
CareDx , Inc. * 26,713 946,441
Catalyst Biosciences, Inc. * 9,286 54,509
Chimerix , Inc. * 85,109 263,838
Concert Pharmaceuticals,
Inc. *(a) 42,044 418,338
Deciphera Pharmaceuticals,
Inc. * 8,553 510,785
Epizyme , Inc. *(a) 27,710 445,023
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
Five Prime Therapeutics,
Inc. * 21,539 131,388
Global Blood Therapeutics,
Inc. *(a) 11,257 710,654
GlycoMimetics , Inc. * 18,422 69,267
Gossamer Bio, Inc. *(a) 5,142 66,846
Harpoon Therapeutics, Inc. * 3,299 54,763
ImmunoGen , Inc. * 20,000 92,000
Jounce Therapeutics, Inc. * 13,700 94,530
Rubius Therapeutics, Inc. * 11,552 69,081
Savara , Inc. * 8,734 21,748
Spero Therapeutics, Inc. *(a) 16,702 225,978
Sutro Biopharma, Inc. *(a) 5,800 45,008
United Therapeutics Corp. * 6,112 739,551
Veracyte , Inc. *(a) 25,579 662,496
8,383,367
Building Products 2.2%
Advanced Drainage Systems,
Inc. 23,313 1,151,662
Apogee Enterprises, Inc. 34,403 792,645
AZEK Co., Inc. (The) * 13,391 426,637
Quanex Building Products
Corp. 15,844 219,915
Resideo Technologies, Inc. * 53,716 629,552
Simpson Manufacturing Co.,
Inc. 8,948 754,853
Trex Co., Inc. *(a) 13,953 1,814,867
5,790,131
Capital Markets 2.4%
Cohen & Steers, Inc. 11,012 749,367
Cowen, Inc., Class A 8,447 136,926
Donnelley Financial Solutions,
Inc. * 43,593 366,181
Hamilton Lane, Inc., Class A 28,591 1,926,176
LPL Financial Holdings, Inc.
(a) 21,838 1,712,099
Waddell & Reed Financial,
Inc., Class A (a) 84,030 1,303,305
6,194,054
Chemicals 1.6%
AdvanSix , Inc. * 41,434 486,435
Ashland Global Holdings, Inc. 12,600 870,659
Cabot Corp. 16,020 593,541
Element Solutions, Inc. * 24,600 266,910
Intrepid Potash, Inc. * 7,014 6,944
Kraton Corp. * 34,985 604,541
Rayonier Advanced Materials,
Inc. *(a) 35,860 100,767
Stepan Co. 6,182 600,272
Trinseo SA 33,205 735,823
4,265,892
Commercial Services & Supplies 1.4%
Casella Waste Systems, Inc.,
Class A * 38,127 1,987,179
Clean Harbors, Inc. * 10,490 629,190
Pitney Bowes, Inc. (a) 378,701 984,623
3,600,992
Communications Equipment 2.1%
ADTRAN, Inc. 99,636 1,089,021

78 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Communications Equipment
Calix, Inc. * 1,394 20,771
Casa Systems, Inc. * 7,560 31,450
DASAN Zhone Solutions, Inc.
*(a) 15,290 136,540
EMCORE Corp. * 13,115 41,706
Infinera Corp. *(a) 156,046 923,792
KVH Industries, Inc. * 1,000 8,930
NETGEAR, Inc. * 51,464 1,332,402
NetScout Systems, Inc. * 42,112 1,076,383
PC-Tel, Inc. * 4,678 31,249
Plantronics, Inc. (a) 29,066 426,689
Ribbon Communications,
Inc. * 87,425 343,580
5,462,513
Construction & Engineering 1.0%
Arcosa , Inc. 24,331 1,026,768
Orion Group Holdings, Inc. * 1,655 5,197
Primoris Services Corp. 44,853 796,589
Tutor Perini Corp. * 68,532 834,720
2,663,274
Construction Materials 0.2%
Summit Materials, Inc., Class
A * 32,191 517,631
Consumer Finance 1.1%
Elevate Credit, Inc. * 18,149 26,861
Enova International, Inc. * 6,998 104,060
Green Dot Corp., Class A * 46,043 2,259,790
LendingClub Corp. * 124,163 564,942
2,955,653
Containers & Packaging 0.2%
Graphic Packaging Holding
Co. 21,404 299,442
O-I Glass, Inc. (a) 18,248 163,867
463,309
Distributors 1.0%
Pool Corp. 9,373 2,548,238
Diversified Consumer Services 1.5%
American Public Education,
Inc. * 28,253 836,289
Bright Horizons Family
Solutions, Inc. * 5,113 599,244
Houghton Mifflin Harcourt
Co. * 14,113 25,545
K12, Inc. * 16,194 441,125
Strategic Education, Inc. 12,318 1,892,660
Universal Technical Institute,
Inc. * 22,512 156,458
3,951,321
Diversified Financial Services 0.2%
Marlin Business Services
Corp. 5,452 46,124
Voya Financial, Inc. (a) 11,800 550,470
596,594
Diversified Telecommunication Services 0.4%
Cogent Communications
Holdings, Inc. 8,288 641,160
ORBCOMM, Inc. * 82,053 315,904
957,064
Common Stocks
Shares Value ($)
UNITED STATES
Electric Utilities 0.7%
Portland General Electric Co. 46,027 1,924,389
Electrical Equipment 0.6%
Generac Holdings, Inc. * 8,944 1,090,542
LSI Industries, Inc. 12,783 82,706
Powell Industries, Inc. 14,889 407,810
1,581,058
Electronic Equipment, Instruments & Components 1.4%
Arlo Technologies, Inc. * 148,578 383,331
Avnet, Inc. 9,676 269,815
Bel Fuse, Inc., Class B 11,523 123,642
Benchmark Electronics, Inc. 73,731 1,592,590
Daktronics, Inc. (a) 42,505 184,897
Novanta , Inc. * 9,208 983,138
ScanSource , Inc. * 1,455 35,051
3,572,464
Energy Equipment & Services 0.4%
Exterran Corp. * 41,340 222,823
Matrix Service Co. * 41,168 400,152
Nabors Industries Ltd. (a) 8,478 313,856
ProPetro Holding Corp. * 18,802 96,642
1,033,473
Entertainment 1.3%
Madison Square Garden
Entertainment Corp. * 1,330 99,750
Madison Square Garden
Sports Corp., Class A * 1,830 268,809
Roku, Inc. *(a) 8,659 1,009,033
Zynga, Inc., Class A * 200,898 1,916,567
3,294,159
Equity Real Estate Investment Trusts (REITs) 4.0%
Camden Property Trust 6,900 629,418
CorEnergy Infrastructure
Trust, Inc. 25,741 235,530
CorePoint Lodging, Inc. 88,051 370,695
First Industrial Realty Trust,
Inc. 34,078 1,309,957
Franklin Street Properties
Corp. 40,500 206,145
Front Yard Residential Corp. 114,989 1,000,404
Gaming and Leisure
Properties, Inc. 42,560 1,472,575
Investors Real Estate Trust 17,137 1,207,987
National Health Investors, Inc. 6,271 380,775
New Senior Investment
Group, Inc. 32,262 116,788
Piedmont Office Realty Trust,
Inc., Class A 74,364 1,235,186
Retail Value, Inc. 20,996 259,511
SITE Centers Corp. 45,855 371,426
Spirit Realty Capital, Inc. 15,867 553,124
Sunstone Hotel Investors, Inc. 144,237 1,175,532
10,525,053
Food & Staples Retailing 1.1%
BJ's Wholesale Club
Holdings, Inc. * 18,932 705,596
Casey's General Stores, Inc. 3,411 510,013
Grocery Outlet Holding Corp.
* 22,137 903,189

NVIT Multi-Manager Small Company Fund - June 30, 2020 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
UNITED STATES
Food & Staples Retailing
Rite Aid Corp. *(a) 39,766 678,408
SpartanNash Co. (a) 5,183 110,139
2,907,345
Food Products 0.9%
Farmer Brothers Co. * 24,719 181,437
Freshpet , Inc. * 24,684 2,065,064
Post Holdings, Inc. * 2,000 175,240
2,421,741
Gas Utilities 0.7%
Southwest Gas Holdings, Inc. 24,999 1,726,181
Health Care Equipment & Supplies 6.3%
CryoPort , Inc. *(a) 28,299 856,045
Haemonetics Corp. * 8,123 727,496
Insulet Corp. *(a) 12,426 2,413,875
Integer Holdings Corp. * 5,341 390,160
iRhythm Technologies, Inc.
*(a) 11,300 1,309,557
LivaNova plc * 27,708 1,333,586
Masimo Corp. * 12,658 2,885,896
Orthofix Medical, Inc. * 3,229 103,328
Penumbra, Inc. *(a) 6,737 1,204,710
Quidel Corp. *(a) 12,057 2,697,633
Silk Road Medical, Inc. *(a) 15,402 645,190
Tandem Diabetes Care, Inc.
*(a) 16,490 1,631,191
Varex Imaging Corp. *(a) 46,324 701,809
16,900,476
Health Care Providers & Services 2.5%
1Life Healthcare, Inc. * 15,033 545,999
Addus HomeCare Corp. * 10,922 1,010,940
Amedisys , Inc. * 7,976 1,583,555
Cross Country Healthcare,
Inc. * 53,410 329,006
Magellan Health, Inc. * 25,451 1,857,413
Molina Healthcare, Inc. * 2,810 500,124
Owens & Minor, Inc. (a) 87,655 667,931
6,494,968
Health Care Technology 2.3%
Allscripts Healthcare
Solutions, Inc. *(a) 232,500 1,574,025
Computer Programs &
Systems, Inc. 22,461 511,886
Inspire Medical Systems, Inc.
*(a) 16,547 1,439,920
Phreesia , Inc. * 20,468 578,835
Teladoc Health, Inc. *(a) 9,734 1,857,637
5,962,303
Hotels, Restaurants & Leisure 2.5%
Choice Hotels International,
Inc. (a) 10,000 789,000
Churchill Downs, Inc. (a) 8,360 1,113,134
Del Taco Restaurants, Inc. * 23,635 140,156
International Game
Technology plc 72,057 641,307
Papa John's International,
Inc. (a) 5,345 424,446
Planet Fitness, Inc., Class A * 13,081 792,316
PlayAGS , Inc. * 65,204 220,390
Scientific Games Corp. * 10,349 159,996
Common Stocks
Shares Value ($)
UNITED STATES
Hotels, Restaurants & Leisure
Wingstop , Inc. (a) 16,007 2,224,492
6,505,237
Household Durables 1.4%
GoPro, Inc., Class A * 189,420 901,639
Hooker Furniture Corp. 25,071 487,631
KB Home 28,842 884,873
TopBuild Corp. * 10,899 1,239,979
Tupperware Brands Corp. (a) 7,482 35,540
ZAGG, Inc. * 53,465 167,880
3,717,542
Household Products 0.1%
Central Garden & Pet Co.,
Class A * 9,871 333,541
Insurance 4.0%
American Equity Investment
Life Holding Co. (a) 40,815 1,008,539
Brighthouse Financial, Inc. * 20,826 579,379
Donegal Group, Inc., Class A 5,532 78,665
eHealth, Inc. * 10,311 1,012,953
Employers Holdings, Inc. 39,524 1,191,648
FedNat Holding Co. 6,779 75,044
Hallmark Financial Services,
Inc. * 20,910 72,976
HCI Group, Inc. (a) 14,238 657,511
Heritage Insurance Holdings,
Inc. 102,373 1,340,062
James River Group Holdings
Ltd. 18,971 853,695
Kinsale Capital Group, Inc. 6,666 1,034,630
National General Holdings
Corp. 34,956 755,399
ProSight Global, Inc. * 5,375 47,838
Protective Insurance Corp.,
Class B 3,984 60,039
Reinsurance Group of
America, Inc. 2,727 213,906
Stewart Information Services
Corp. 32,624 1,060,606
United Insurance Holdings
Corp. 13,811 108,002
Universal Insurance Holdings,
Inc. 15,947 283,059
10,433,951
Interactive Media & Services 0.6%
TrueCar , Inc. * 163,398 421,567
Yelp, Inc. * 52,925 1,224,155
1,645,722
Internet & Direct Marketing Retail 0.4%
Quotient Technology, Inc. * 81,875 599,325
Stamps.com, Inc. * 2,391 439,203
1,038,528
IT Services 2.3%
CACI International, Inc.,
Class A * 2,608 565,623
Conduent , Inc. * 375,434 897,287
Euronet Worldwide, Inc. * 5,932 568,404
KBR, Inc. 19,116 431,066

80 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
IT Services
ManTech International Corp.,
Class A 15,379 1,053,308
MongoDB, Inc. *(a) 11,154 2,524,596
6,040,284
Leisure Products 0.9%
Vista Outdoor, Inc. * 132,927 1,920,796
YETI Holdings, Inc. *(a) 12,106 517,289
2,438,085
Life Sciences Tools & Services 2.7%
10X Genomics, Inc., Class A * 4,053 361,973
Bio- Techne Corp. 4,456 1,176,696
Harvard Bioscience, Inc. * 15,235 47,229
Medpace Holdings, Inc. * 11,646 1,083,311
NeoGenomics , Inc. *(a) 29,068 900,527
Pacific Biosciences of
California, Inc. *(a) 8,331 28,742
PRA Health Sciences, Inc. * 6,614 643,476
Repligen Corp. * 22,266 2,752,300
6,994,254
Machinery 3.8%
AGCO Corp. 23,400 1,297,764
Astec Industries, Inc. (a) 16,256 752,815
Briggs & Stratton Corp. 159,171 208,514
Chart Industries, Inc. * 15,488 751,013
Commercial Vehicle Group,
Inc. * 73,493 212,395
Federal Signal Corp. 30,320 901,414
Graham Corp. 2,700 34,398
Hyster -Yale Materials
Handling, Inc. 14,313 553,341
ITT, Inc. 22,471 1,319,947
L B Foster Co., Class A * 6,518 83,235
Lydall , Inc. * 20,868 282,970
Manitowoc Co., Inc. (The) * 99,130 1,078,534
Park-Ohio Holdings Corp. 8,442 140,053
REV Group, Inc. 54,647 333,347
SPX Corp. * 17,449 718,026
Terex Corp. 74,600 1,400,241
10,068,007
Media 1.4%
Cable One, Inc. 1,164 2,065,926
comScore, Inc. * 131,744 408,406
Marchex , Inc., Class B * 16,602 26,231
Mode Media M-1 Escrow *^∞ 2,754 0
Scholastic Corp. 29,146 872,631
Tribune Publishing Co. 17,972 179,540
3,552,734
Metals & Mining 0.5%
Olympic Steel, Inc. 15,800 185,650
Ryerson Holding Corp. * 16,734 94,212
Schnitzer Steel Industries,
Inc., Class A 48,479 855,170
TimkenSteel Corp. * 60,420 235,034
1,370,066
Oil, Gas & Consumable Fuels 2.7%
Arch Resources, Inc. 35,340 1,004,009
Bonanza Creek Energy, Inc. * 42,038 623,003
CONSOL Energy, Inc. * 10,009 50,746
Dorian LPG Ltd. * 102,190 790,951
Common Stocks
Shares Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Green Plains, Inc. *(a) 104,565 1,068,131
International Seaways, Inc. 55,014 898,929
Par Pacific Holdings, Inc. *(a) 71,529 643,046
REX American Resources
Corp. * 8,056 558,845
World Fuel Services Corp. 61,307 1,579,268
7,216,928
Paper & Forest Products 0.7%
Boise Cascade Co. 45,357 1,705,877
Verso Corp., Class A 8,900 106,444
1,812,321
Pharmaceuticals 0.5%
AMAG Pharmaceuticals, Inc.
*(a) 74,536 570,200
Cymabay Therapeutics, Inc. * 13,898 48,504
Endo International plc *(a) 89,667 307,558
Lannett Co., Inc. *(a) 18,132 131,638
Menlo Therapeutics, Inc. *(a) 2,875 4,974
Strongbridge Biopharma plc * 32,854 124,188
1,187,062
Professional Services 1.0%
GP Strategies Corp. * 1,676 14,380
Kelly Services, Inc., Class A 67,611 1,069,268
ManpowerGroup , Inc. 8,300 570,625
TrueBlue , Inc. * 68,195 1,041,338
2,695,611
Real Estate Management & Development 0.1%
Altisource Portfolio Solutions
SA * 1,682 24,793
CTO Realty Growth, Inc. (a) 5,885 232,457
257,250
Road & Rail 0.8%
ArcBest Corp. 46,293 1,227,228
Saia, Inc. * 7,696 855,641
2,082,869
Semiconductors & Semiconductor Equipment 5.8%
Alpha & Omega
Semiconductor Ltd. * 23,103 251,361
Ambarella , Inc. * 18,749 858,704
Cirrus Logic, Inc. * 34,004 2,100,767
Entegris , Inc. 18,468 1,090,535
Inphi Corp. * 10,324 1,213,070
Lattice Semiconductor Corp. * 76,749 2,178,904
MKS Instruments, Inc. 11,210 1,269,420
Monolithic Power Systems,
Inc. 12,800 3,033,600
NeoPhotonics Corp. * 67,803 602,091
Synaptics , Inc. *(a) 29,110 1,750,093
Veeco Instruments, Inc. *(a) 66,261 893,861
15,242,406
Software 6.4%
Alteryx, Inc., Class A * 12,208 2,005,530
Avalara, Inc. * 15,081 2,007,130
Avaya Holdings Corp. *(a) 78,992 976,341
Bill.com Holdings, Inc. * 5,603 505,447
Coupa Software, Inc. *(a) 8,686 2,406,369
Envestnet , Inc. * 7,751 570,009
Five9, Inc. * 12,652 1,400,197
HubSpot , Inc. * 5,123 1,149,345

NVIT Multi-Manager Small Company Fund - June 30, 2020 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
UNITED STATES
Software
Manhattan Associates, Inc. * 12,789 1,204,724
Paylocity Holding Corp. * 5,542 808,522
Q2 Holdings, Inc. *(a) 10,259 880,120
Rosetta Stone, Inc. * 45,947 774,666
SeaChange International, Inc.
*(a) 48,661 73,478
Smartsheet , Inc., Class A *(a) 9,377 477,477
Synchronoss Technologies,
Inc. *(a) 75,280 265,738
Telenav , Inc. * 47,847 262,680
Xperi Holding Corp. 83,458 1,231,840
16,999,613
Specialty Retail 1.0%
Boot Barn Holdings, Inc. * 26,357 568,257
GameStop Corp., Class A *(a) 80,431 349,071
Haverty Furniture Cos., Inc.
(a) 900 14,400
Office Depot, Inc. 376,980 885,903
Vroom, Inc. * 13,236 690,125
2,507,756
Technology Hardware, Storage & Peripherals 0.2%
Diebold Nixdorf, Inc. *(a) 24,812 150,361
Super Micro Computer, Inc. * 9,039 256,617
406,978
Textiles, Apparel & Luxury Goods 0.4%
Fossil Group, Inc. *(a) 88,881 413,297
Rocky Brands, Inc. 4,300 88,408
Unifi, Inc. * 24,121 310,678
Vera Bradley, Inc. *(a) 35,947 159,605
971,988
Thrifts & Mortgage Finance 1.4%
Bridgewater Bancshares,
Inc. * 11,113 113,908
Flagstar Bancorp, Inc. 18,392 541,277
Home Bancorp, Inc. 1,500 40,125
HomeStreet , Inc. 23,863 587,268
Merchants Bancorp 9,957 184,105
Meridian Bancorp, Inc. 29,600 343,360
OP Bancorp 6,876 47,444
PCSB Financial Corp. 11,147 141,344
Riverview Bancorp, Inc. 5,600 31,640
Southern Missouri Bancorp,
Inc. 657 15,965
TrustCo Bank Corp. 77,402 489,955
Washington Federal, Inc. 44,836 1,203,399
3,739,790
Trading Companies & Distributors 1.7%
BMC Stock Holdings, Inc. * 34,289 862,025
CAI International, Inc. * 1,138 18,959
DXP Enterprises, Inc. * 3,049 60,706
Foundation Building
Materials, Inc. * 17,332 270,553
MRC Global, Inc. * 155,040 916,286
SiteOne Landscape Supply,
Inc. * 10,258 1,169,105
Veritiv Corp. * 20,827 353,226
WESCO International, Inc. * 19,648 689,841
4,340,701
Common Stocks
Shares Value ($)
UNITED STATES
Wireless Telecommunication Services 0.0%
†
Gogo , Inc. *(a) 29,030 91,735
255,830,025
Total Common Stocks
(cost $252,959,428) 262,045,949
Preferred Stock 0.0%
†
UNITED STATES 0.0%
†
Media 0.0%
†
Mode Media Corp.,
Series M-1*^∞ 19,276 0
Total Preferred Stock
(cost $100,042) 0
Corporate Bonds 0.0%
†
Principal
Amount ($)
UNITED STATES 0.0%
†
Media 0.0%
†
Mode Media Corp., 9.00%,
12/02/14^∞(b) 42,256 0
Mode Media, Inc., 9.00%,
12/02/14^∞(b) 1,544 0
Total Corporate Bonds
(cost $43,259) 0
Rights 0.0%
†
Number of
Rights
UNITED STATES 0.0%
†
IT Services 0.0%
†
BancTec, Inc., CVR*^∞ 36,134 0
Total Rights
(cost $–) 0
Repurchase Agreements 4.7%
Principal
Amount ($)
Bank of America NA,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $3,301,567,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $3,367,589.
(c)(d) 3,301,558 3,301,558

82 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Multi-Manager Small Company Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets
Securities, Inc., 0.08%,
dated 6/30/2020, due
7/7/2020, repurchase
price $4,000,063,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042;
total market value
$4,080,011.(c)(d) 4,000,000 4,000,000
Nomura Securities
International, Inc., 0.07%,
dated 6/30/2020, due
7/1/2020, repurchase
price $4,000,008,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 2.50%, maturing
8/31/2021 - 5/15/2050;
total market value
$4,080,000(c)(d) 4,000,000 4,000,000
Pershing LLC, 0.14%,
dated 6/30/2020, due
7/1/2020, repurchase
price $1,000,004,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
7/23/2020 - 12/20/2069;
total market value
$1,020,000.(c)(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $12,301,558) 12,301,558
Total Investments
(cost $265,404,287)   — 104.3% 274,347,507
Liabilities in excess of other assets
— (4.3)% (11,287,942)
NET ASSETS — 100.0%
$ 263,059,565
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $38,939,148, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $12,301,558 and by $26,999,419 of co llateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.75%, and maturity dates ranging
from 7/9/2020 – 2/15/2050, a total value of $39,300,977.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Newton Sustainable U.S. Equity Fund - June 30, 2020 (Unaudited) - Statement of Investments - 83
Common Stocks 98.0%
Shares Value ($)
Banks 4.9%
Citigroup, Inc. 57,000 2,912,700
First Republic Bank 21,000 2,225,790
5,138,490
Beverages 3.1%
PepsiCo, Inc. 24,700 3,266,822
Biotechnology 2.9%
Gilead Sciences, Inc. 39,600 3,046,824
Capital Markets 2.7%
Goldman Sachs Group, Inc.
(The) 14,300 2,825,966
Chemicals 4.1%
Albemarle Corp. 20,600 1,590,526
Ecolab, Inc. 5,600 1,114,120
International Flavors &
Fragrances, Inc. 13,200 1,616,472
4,321,118
Communications Equipment 2.8%
Cisco Systems, Inc. 63,000 2,938,320
Diversified Telecommunication Services 3.2%
Verizon Communications, Inc. 61,300 3,379,469
Electric Utilities 3.0%
Eversource Energy 38,070 3,170,089
Electrical Equipment 0.6%
Acuity Brands, Inc. 6,200 593,588
Food & Staples Retailing 2.3%
Costco Wholesale Corp. 7,900 2,395,359
Health Care Equipment & Supplies 6.1%
Abbott Laboratories 34,700 3,172,621
Medtronic plc 35,400 3,246,180
6,418,801
Household Durables 1.5%
Lennar Corp., Class A 25,888 1,595,219
Industrial Conglomerates 1.3%
General Electric Co. 199,800 1,364,634
Insurance 2.8%
Intact Financial Corp. 31,200 2,969,470
Common Stocks
Shares Value ($)
Interactive Media & Services 4.6%
Alphabet, Inc., Class A* 3,429 4,862,494
Internet & Direct Marketing Retail 10.6%
Amazon.com, Inc.* 2,700 7,448,814
eBay, Inc. 71,900 3,771,155
11,219,969
IT Services 8.1%
Accenture plc, Class A 17,700 3,800,544
Fidelity National Information
Services, Inc. 12,400 1,662,716
Mastercard, Inc., Class A 10,600 3,134,420
8,597,680
Mortgage Real Estate Investment Trusts (REITs) 0.5%
Redwood Trust, Inc. 83,600 585,200
Multiline Retail 2.4%
Dollar General Corp. 13,500 2,571,885
Multi-Utilities 1.4%
CMS Energy Corp. 25,200 1,472,184
Pharmaceuticals 2.8%
Merck & Co., Inc. 38,961 3,012,854
Semiconductors & Semiconductor Equipment 5.7%
Applied Materials, Inc. 48,200 2,913,690
QUALCOMM, Inc. 34,600 3,155,866
6,069,556
Software 8.9%
Intuit, Inc. 7,400 2,191,806
Microsoft Corp. 35,642 7,253,503
9,445,309
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc. 21,478 7,835,174
Textiles, Apparel & Luxury Goods 3.0%
NIKE, Inc., Class B 32,700 3,206,235
Trading Companies & Distributors 1.3%
Ferguson plc 17,280 1,413,589
Total Investments
(cost $88,613,200) — 98.0% 103,716,298
Other assets in excess of liabilities — 2.0% 2,158,012
NET ASSETS — 100.0%
$ 105,874,310
* Denotes a non-income producing security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

84 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Real Estate Fund
Common Stocks 99.8%
Shares Value ($)
Equity Real Estate Investment Trusts (REITs) 96.8%
Agree Realty Corp. 62,217 4,088,279
Alexandria Real Estate
Equities, Inc. 60,496 9,815,476
American Homes 4 Rent,
Class A 240,982 6,482,416
American Tower Corp. 40,076 10,361,249
Americold Realty Trust 122,488 4,446,314
Boston Properties, Inc. 81,987 7,409,985
Brixmor Property Group, Inc. 595,831 7,638,553
Camden Property Trust 80,083 7,305,171
Community Healthcare Trust,
Inc. 59,972 2,452,855
Corporate Office Properties
Trust 132,940 3,368,700
Crown Castle International
Corp. 56,376 9,434,524
Digital Realty Trust, Inc. 51,581 7,330,176
Douglas Emmett, Inc. 173,616 5,323,066
Equinix , Inc. 24,979 17,542,752
Equity LifeStyle Properties,
Inc. 101,217 6,324,038
Essex Property Trust, Inc. 17,633 4,040,955
Extra Space Storage, Inc. 33,925 3,133,652
Healthpeak Properties, Inc. 358,460 9,879,158
Host Hotels & Resorts, Inc. 95,852 1,034,243
Independence Realty Trust,
Inc. 335,391 3,853,643
Innovative Industrial
Properties, Inc. 28,889 2,542,810
JBG SMITH Properties 80,708 2,386,535
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Kilroy Realty Corp. 35,260 2,069,762
Life Storage, Inc. 45,755 4,344,437
Medical Properties Trust, Inc. 313,486 5,893,537
MGM Growth Properties LLC,
Class A 161,728 4,400,619
NexPoint Residential Trust,
Inc. 89,909 3,178,283
Omega Healthcare Investors,
Inc. 93,600 2,782,728
Prologis, Inc. 229,186 21,389,929
Retail Opportunity Investments
Corp. 299,573 3,394,162
Rexford Industrial Realty, Inc. 169,062 7,004,239
Simon Property Group, Inc. 3,785 258,818
Sun Communities, Inc. 49,360 6,697,165
UDR, Inc. 150,080 5,609,990
VICI Properties, Inc. 358,872 7,245,626
WP Carey, Inc. 16,900 1,143,285
Xenia Hotels & Resorts, Inc. 121,118 1,130,031
212,737,161
Hotels, Restaurants & Leisure 3.0%
Hilton Worldwide Holdings,
Inc. 15,304 1,124,079
Hyatt Hotels Corp., Class A 26,718 1,343,648
Vail Resorts, Inc. 23,045 4,197,647
6,665,374
Total Investments
(cost $192,433,843) — 99.8% 219,402,535
Other assets in excess of liabilities — 0.2% 428,095
NET ASSETS — 100.0%
$ 219,830,630
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Wells Fargo Discovery Fund - June 30, 2020 (Unaudited) - Statement of Investments - 85
Common Stocks 98.6%
Shares Value ($)
ARGENTINA 4.2%
Internet & Direct Marketing Retail 2.6%
MercadoLibre , Inc. *(a) 15,460 15,240,005
Software 1.6%
Globant SA * 61,625 9,234,506
24,474,511
CANADA 0.3%
Biotechnology 0.3%
Zymeworks , Inc. * 46,776 1,687,210
CHINA 0.8%
Biotechnology 0.8%
Zai Lab Ltd., ADR *(a) 59,024 4,847,641
INDIA 1.0%
IT Services 1.0%
WNS Holdings Ltd., ADR *(a) 100,682 5,535,496
SWITZERLAND 0.6%
Biotechnology 0.6%
CRISPR Therapeutics AG * 47,502 3,490,922
UNITED KINGDOM 1.4%
Professional Services 1.4%
Clarivate plc *(a) 369,901 8,259,889
UNITED STATES 90.3%
Aerospace & Defense 3.5%
HEICO Corp. (a) 67,100 6,686,515
Mercury Systems, Inc. * 103,589 8,148,310
Teledyne Technologies, Inc. * 17,225 5,356,114
20,190,939
Biotechnology 6.6%
Black Diamond Therapeutics,
Inc. * 35,500 1,496,680
Deciphera Pharmaceuticals,
Inc. * 52,173 3,115,772
Exact Sciences Corp. * 128,889 11,205,609
Natera , Inc. * 113,675 5,667,836
ORIC Pharmaceuticals, Inc.
*(a) 66,305 2,236,468
Sarepta Therapeutics, Inc.
*(a) 42,624 6,834,332
Turning Point Therapeutics,
Inc. *(a) 61,385 3,964,857
Twist Bioscience Corp. *(a) 81,143 3,675,778
38,197,332
Building Products 1.5%
Trex Co., Inc. *(a) 67,675 8,802,487
Commercial Services & Supplies 6.8%
Casella Waste Systems, Inc.,
Class A * 193,893 10,105,703
IAA, Inc. * 194,420 7,498,779
MSA Safety, Inc. (a) 48,765 5,580,667
Tetra Tech, Inc. 103,057 8,153,870
Waste Connections, Inc. 88,344 8,285,784
39,624,803
Communications Equipment 0.7%
Motorola Solutions, Inc. 30,052 4,211,187
Construction & Engineering 1.0%
WillScot Corp. *(a) 449,398 5,523,101
Common Stocks
Shares Value ($)
UNITED STATES
Consumer Finance 1.0%
LendingTree, Inc. *(a) 20,200 5,848,506
Diversified Consumer Services 1.4%
Bright Horizons Family
Solutions, Inc. * 67,849 7,951,903
Electrical Equipment 1.5%
Generac Holdings, Inc. * 69,800 8,510,714
Electronic Equipment, Instruments & Components 1.3%
Novanta , Inc. * 70,037 7,477,850
Entertainment 1.1%
Take-Two Interactive
Software, Inc. * 47,374 6,611,989
Equity Real Estate Investment Trusts (REITs) 1.8%
QTS Realty Trust, Inc., Class
A 166,341 10,660,795
Food Products 1.2%
Lamb Weston Holdings, Inc. 111,004 7,096,486
Health Care Equipment & Supplies 8.9%
ABIOMED, Inc. * 18,300 4,420,548
Align Technology, Inc. * 28,300 7,766,652
DexCom , Inc. * 22,788 9,238,255
Haemonetics Corp. * 70,916 6,351,237
Inari Medical, Inc. * 2,900 140,476
Insulet Corp. *(a) 38,088 7,398,975
iRhythm Technologies, Inc.
*(a) 84,486 9,791,083
Shockwave Medical, Inc. *(a) 130,665 6,189,601
51,296,827
Health Care Providers & Services 5.8%
Amedisys , Inc. * 42,273 8,392,881
Chemed Corp. 21,200 9,562,684
HealthEquity , Inc. *(a) 123,492 7,245,276
Molina Healthcare, Inc. * 48,300 8,596,434
33,797,275
Health Care Technology 2.1%
Veeva Systems, Inc., Class
A * 51,008 11,957,295
Hotels, Restaurants & Leisure 3.5%
Chipotle Mexican Grill, Inc. * 12,567 13,225,008
Domino's Pizza, Inc. 18,280 6,753,363
19,978,371
Interactive Media & Services 1.6%
Match Group, Inc. *(a) 87,248 9,339,898
Internet & Direct Marketing Retail 2.5%
Chewy, Inc., Class A *(a) 121,186 5,415,802
Etsy, Inc. *(a) 84,488 8,975,161
14,390,963
IT Services 15.4%
Black Knight, Inc. *(a) 168,380 12,217,653
Booz Allen Hamilton Holding
Corp. 143,172 11,137,350
EPAM Systems, Inc. * 32,851 8,278,781
Euronet Worldwide, Inc. * 59,479 5,699,278
MongoDB, Inc. *(a) 59,360 13,435,542
Okta , Inc. * 40,717 8,152,765
Square, Inc., Class A * 59,300 6,222,942

86 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Wells Fargo Discovery Fund
Common Stocks
Shares Value ($)
UNITED STATES
IT Services
Twilio , Inc., Class A * 69,503 15,250,347
WEX, Inc. *(a) 51,579 8,511,051
88,905,709
Life Sciences Tools & Services 1.4%
Bio-Rad Laboratories, Inc.,
Class A * 18,526 8,364,304
Pharmaceuticals 1.6%
Catalent , Inc. * 124,197 9,103,640
Road & Rail 1.2%
Saia, Inc. *(a) 64,282 7,146,873
Semiconductors & Semiconductor Equipment 3.9%
Lattice Semiconductor Corp.
*(a) 262,766 7,459,927
MKS Instruments, Inc. 81,183 9,193,163
Universal Display Corp. (a) 41,500 6,209,230
22,862,320
Software 9.7%
Avalara, Inc. * 68,986 9,181,347
Bill.com Holdings, Inc. *(a) 58,060 5,237,593
Crowdstrike Holdings, Inc.,
Class A * 70,300 7,050,387
Elastic NV * 96,706 8,917,260
Envestnet , Inc. * 94,152 6,923,938
Fair Isaac Corp. * 20,672 8,641,723
Five9, Inc. *(a) 89,511 9,906,182
55,858,430
Specialty Retail 2.0%
Burlington Stores, Inc. * 36,915 7,269,671
Carvana Co. *(a) 33,954 4,081,271
11,350,942
Trading Companies & Distributors 1.3%
SiteOne Landscape Supply,
Inc. *(a) 66,943 7,629,494
522,690,433
Total Common Stocks
(cost $400,268,075) 570,986,102
Repurchase Agreements 7.6%
Principal
Amount ($)
Bank of America NA,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $817,538,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $833,887.
(b)(c) 817,536 817,536
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities, Inc.,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $5,000,013,
collateralized by U.S.
Government Agency
Securities, 0.15%,
maturing 12/14/2020;
total market value
$5,100,473.(b)(c) 5,000,000 5,000,000
CF Secured, LLC, 0.09%,
dated 6/30/2020, due
7/1/2020, repurchase
price $3,000,008,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 5.00%, maturing
9/8/2020 - 7/20/2069;
total market value
$3,060,008.(b)(c) 3,000,000 3,000,000
NatWest Markets
Securities, Inc., 0.08%,
dated 6/30/2020, due
7/7/2020, repurchase
price $15,000,234,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042;
total market value
$15,300,041.(b)(c) 15,000,000 15,000,000
Nomura Securities
International, Inc., 0.07%,
dated 6/30/2020, due
7/1/2020, repurchase
price $10,000,020,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 2.50%, maturing
8/31/2021 - 5/15/2050;
total market value
$10,200,001.(b)(c) 10,000,000 10,000,000

NVIT Wells Fargo Discovery Fund - June 30, 2020 (Unaudited) - Statement of Investments - 87
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 0.14%,
dated 6/30/2020, due
7/1/2020, repurchase
price $10,000,039,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
7/23/2020 - 12/20/2069;
total market value
$10,200,004.(b)(c) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $43,817,536) 43,817,536
Total Investments
(cost $444,085,611)   — 106.2% 614,803,638
Liabilities in excess of other assets
— (6.2)% (35,976,339)
NET ASSETS — 100.0%
$ 578,827,299
* Denotes a non -income producing security.
(a) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $116,823,225, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $43,817,536 and by $74,641,233 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.75%, and maturity dates ranging
from 7/9/2020 – 2/15/2050, a total value of $118,458,769.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $43,817,536.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

88 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
BlackRock NVIT Equity Dividend
Fund
Assets:
Investment securities, at value
*
$ 342,472,959
Repurchase agreement, at value 168,000
Cash 24,732,167
Cash pledged for swap contracts —
Deposits with broker for futures contracts —
Foreign currencies, at value 1,286
Interest and dividends receivable 531,490
Security lending income receivable 2,337
Receivable for investments sold —
Receivable for capital shares issued 560,544
Reclaims receivable 151,269
Swap contracts, at value (Note 2) —
Receivable for variation margin on futures contracts —
Due from broker —
Receivable for reimbursement from investment adviser (Note 3) 23,588
Prepaid expenses 1,952
Total Assets 368,645,592
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 23,519
Swap contracts, at value (Note 2) —
Payable upon return of securities loaned (Note 2) 168,000
Accrued expenses and other payables:
Investment advisory fees 199,761
Fund administration fees 20,359
Distribution fees 64,217
Administrative servicing fees 48,517
Accounting and transfer agent fees 117
Trustee fees 610
Due to broker —
Custodian fees 10
Compliance program costs (Note 3) 422
Offering costs —
Professional fees 13,158
Printing fees 14,072
Other 2,630
Total Liabilities 555,392
Net Assets $ 368,090,200
* Includes value of securities on loan (Note 2) 12,765,607
Cost of investment securities 329,496,841
Cost of repurchase agreement 168,000
Cost of foreign currencies 1,287
Represented by:
Capital $ 339,571,837
Total distributable earnings (loss) 28,518,363
Net Assets $ 368,090,200

Equity Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 89
Neuberger Berman NVIT
Multi Cap Opportunities
Fund
NVIT AQR Large Cap
Defensive Style Fund
NVIT J.P. Morgan
Disciplined Equity Fund
NVIT Jacobs Levy Large
Cap Growth Fund
$ 197,510,999 $ 636,899,869 $ 6,293,014 $ 187,923,955
— 8,203,911 65 3,519,461
2,991,900 7,755,165 113,273 2,738,791
— — — 1,944,140
— 211,200 — —
— — — —
117,106 615,166 4,892 98,696
— 13,394 4 895
1,297,323 5,892 16,286 4,023,677
110,845 27,708 71,323 5,492,603
— — — —
— — — 1,952,133
— 34,339 — —
— — — 63,072
— — 17,119 18,507
1,136 3,519 24 336
202,029,309 653,770,163 6,516,000 207,776,266
2,571,871 — 73,312 6,030,264
66,671 187,764 — 23,135
— — — 2,215,455
— 8,203,911 65 3,519,461
98,971 313,637 1,996 100,565
16,807 29,513 10,868 33,342
8,792 21,138 1,264 25,619
19,689 87,929 4,654 23,598
124 271 2,629 704
420 1,257 648 770
— — — 5,781
1,593 10 2,504 21,615
247 779 57 1,196
— — 29,764 —
13,524 14,717 7,704 20,630
9,906 23,945 34,652 5,534
4,035 3,308 966 11,512
2,812,650 8,888,179 171,083 12,039,181
$ 199,216,659 $ 644,881,984 $ 6,344,917 $ 195,737,085
— 47,569,980 2,304 19,063,691
135,941,222 483,975,314 5,687,961 144,277,362
— 8,203,911 65 3,519,461
— — — —
$ 117,653,963 $ 429,833,745 $ 5,920,464 $ (19,663,145)
81,562,696 215,048,239 424,453 215,400,230
$ 199,216,659 $ 644,881,984 $ 6,344,917 $ 195,737,085

90 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
BlackRock NVIT Equity Dividend
Fund
Net Assets:
Class I Shares $ 45,714,520
Class II Shares 306,407,615
Class IV Shares 15,968,065
Class Y Shares —
Total $ 368,090,200
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 2,667,577
Class II Shares 18,053,098
Class IV Shares 931,366
Class Y Shares —
Total 21,652,041
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 17 .14
Class II Shares $ 16 .97
Class IV Shares $ 17 .14
Class Y Shares $ —
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 91
Neuberger Berman NVIT
Multi Cap Opportunities
Fund
NVIT AQR Large Cap
Defensive Style Fund
NVIT J.P. Morgan
Disciplined Equity Fund
NVIT Jacobs Levy Large
Cap Growth Fund
$ 156,718,391 $ 415,646,641 $ — $ 64,664,002
42,498,268 102,572,866 6,339,328 131,073,083
— 126,662,477 — —
— — 5,589 —
$ 199,216,659 $ 644,881,984 $ 6,344,917 $ 195,737,085
14,883,468 18,957,189 — 4,876,123
4,102,149 4,703,577 570,258 10,024,159
— 5,780,809 — —
— — 500 —
18,985,617 29,441,575 570,758 14,900,282
$ 10 .53 $ 21 .93 $ — $ 13 .26
$ 10 .36 $ 21 .81 $ 11 .12 $ 13 .08
$ — $ 21 .91 $ — $ —
$ — $ — $ 11 .18 $ —

92 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT Mellon Dynamic U.S. Core
Fund
Assets:
Investment securities, at value
*
$ 1,527,563,606
Repurchase agreement, at value 3,513,217
Cash 54,331,925
Deposits with broker for futures contracts 5,902,546
Foreign currencies, at value —
Interest and dividends receivable 1,097,439
Security lending income receivable 18,363
Receivable for investments sold —
Receivable for capital shares issued 74,852
Reclaims receivable —
Unrealized appreciation on forward foreign currency contracts (Note 2) —
Receivable for reimbursement from investment adviser (Note 3) 43,428
Prepaid expenses 8,505
Total Assets 1,592,553,881
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 6,402,439
Payable for variation margin on futures contracts 5,706,756
Unrealized depreciation on forward foreign currency contracts (Note 2) —
Payable upon return of securities loaned (Note 2) 3,513,217
Accrued expenses and other payables:
Investment advisory fees 566,191
Fund administration fees 52,432
Distribution fees 68,672
Administrative servicing fees 190,823
Accounting and transfer agent fees 369
Trustee fees 2,668
Custodian fees 12,133
Compliance program costs (Note 3) 1,800
Professional fees 13,429
Printing fees 88,003
Other 4,374
Total Liabilities 16,623,306
Net Assets $ 1,575,930,575
* Includes value of securities on loan (Note 2) 92,589,410
Cost of investment securities 1,357,286,975
Cost of repurchase agreement 3,513,217
Cost of foreign currencies —
Represented by:
Capital $ 1,222,389,228
Total distributable earnings (loss) 353,541,347
Net Assets $ 1,575,930,575

Equity Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 93
NVIT Mellon Dynamic U.S.
Equity Income Fund
NVIT Multi-Manager Large
Cap Value Fund
NVIT Multi-Manager Mid
Cap Value Fund
NVIT Multi-Manager Small
Cap Growth Fund
$ 285,716,801 $ 104,167,536 $ 279,948,693 $ 118,204,215
10,372,998 4,404,826 7,527,127 15,532,936
10,527,837 750,991 9,548,041 1,578,277
— — — —
16,197 205 42,568 —
385,888 176,729 490,751 37,348
870 3,603 2,835 3,370
9,030,503 1,026,063 1,816,121 1,237,937
19,739 4,319 16,076 59,669
57,681 — 7,795 —
— — 31,594 —
— 14,858 13,007 4,735
1,732 84 1,697 572
316,130,246 110,549,214 299,446,305 136,659,059
3,541,106 670,850 1,523,446 1,728,524
97,732 44,425 141,119 54,942
168,934 — — —
— — 794 —
10,372,998 4,404,826 7,527,127 15,532,936
144,366 54,148 180,373 80,294
19,015 31,298 22,290 17,168
20,434 16,190 58,293 9,315
62,909 14,161 4,815 17,086
113 589 283 304
669 861 621 184
5,767 38,411 29,288 5,479
387 1,259 413 148
18,157 25,718 16,014 19,075
4,866 7,952 22,592 8,532
4,319 14,728 11,200 4,079
14,461,772 5,325,416 9,538,668 17,478,066
$ 301,668,474 $ 105,223,798 $ 289,907,637 $ 119,180,993
34,994,331 10,356,814 21,435,372 31,835,476
228,528,104 98,118,159 273,814,608 88,064,875
10,372,998 4,404,826 7,527,127 15,532,936
16,057 204 42,380 —
$ 305,187,689 $ 63,261,064 $ 328,116,613 $ 71,737,257
(3,519,215) 41,962,734 (38,208,976) 47,443,736
$ 301,668,474 $ 105,223,798 $ 289,907,637 $ 119,180,993

94 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT Mellon Dynamic U.S. Core
Fund
Net Assets:
Class I Shares $ 1,246,772,178
Class II Shares 329,158,397
Total $ 1,575,930,575
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 71,152,540
Class II Shares 18,994,695
Total 90,147,235
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 17 .52
Class II Shares $ 17 .33
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 95
NVIT Mellon Dynamic U.S.
Equity Income Fund
NVIT Multi-Manager Large
Cap Value Fund
NVIT Multi-Manager Mid
Cap Value Fund
NVIT Multi-Manager Small
Cap Growth Fund
$ 158,744,277 $ 28,110,938 $ 13,917,261 $ 73,677,911
142,924,197 77,112,860 275,990,376 45,503,082
$ 301,668,474 $ 105,223,798 $ 289,907,637 $ 119,180,993
12,722,950 4,272,529 2,199,154 4,445,647
11,570,994 11,864,905 43,315,095 3,067,296
24,293,944 16,137,434 45,514,249 7,512,943
$ 12 .48 $ 6 .58 $ 6 .33 $ 16 .57
$ 12 .35 $ 6 .50 $ 6 .37 $ 14 .83

96 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Cap
Value Fund
Assets:
Investment securities, at value
*
$ 148,230,790
Repurchase agreement, at value 9,708,417
Cash 4,884,395
Foreign currencies, at value —
Interest and dividends receivable 76,474
Security lending income receivable 6,396
Receivable for investments sold 675,388
Receivable for capital shares issued 21,262
Reclaims receivable —
Receivable for reimbursement from investment adviser (Note 3) 16,808
Prepaid expenses 873
Total Assets 163,620,803
Liabilities:
Payable for investments purchased 843,125
Payable for capital shares redeemed 31,229
Payable upon return of securities loaned (Note 2) 9,708,417
Accrued expenses and other payables:
Investment advisory fees 110,134
Fund administration fees 18,367
Distribution fees 6,536
Administrative servicing fees 26,312
Accounting and transfer agent fees 439
Trustee fees 360
Due to custodian —
Custodian fees 16,110
Compliance program costs (Note 3) 219
Professional fees 24,574
Printing fees 9,520
Other 5,934
Total Liabilities 10,801,276
Net Assets $ 152,819,527
* Includes value of securities on loan (Note 2) 19,815,530
Cost of investment securities 174,139,264
Cost of repurchase agreement 9,708,417
Cost of foreign currencies —
Represented by:
Capital $ 190,805,028
Total distributable earnings (loss) (37,985,501)
Net Assets $ 152,819,527

Equity Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 97
NVIT Multi-Manager Small
Company Fund
NVIT Newton Sustainable
U.S. Equity Fund NVIT Real Estate Fund
NVIT Wells Fargo
Discovery Fund
$ 262,045,949 $ 103,716,298 $ 219,402,535 $ 570,986,102
12,301,558 — — 43,817,536
2,260,992 2,348,398 2,723,461 6,919,441
1 16,214 — —
162,915 74,771 877,471 116,299
11,799 — — 94,532
1,544,319 — 333,747 1,770,662
58,917 593 55,972 817,272
3,193 — — —
— 1,445 — 22,777
1,448 565 1,419 2,863
278,391,091 106,158,284 223,394,605 624,547,484
2,335,787 — 819,758 1,053,191
99,648 174,943 2,532,385 382,338
12,301,558 — — 43,817,536
177,835 51,729 112,496 336,175
19,840 14,965 17,675 29,608
8,090 7,291 16,789 29,400
38,539 6,661 28,988 34,663
1,196 106 125 341
474 243 639 485
294,496 — — —
6,062 760 3,563 14,424
319 126 299 641
17,098 13,398 14,435 15,328
24,901 8,409 12,132 10
5,683 5,343 4,691 6,045
15,331,526 283,974 3,563,975 45,720,185
$ 263,059,565 $ 105,874,310 $ 219,830,630 $ 578,827,299
38,939,148 — — 116,823,225
253,102,729 88,613,200 192,433,843 400,268,075
12,301,558 — — 43,817,536
1 16,214 — —
$ 256,939,622 $ 70,058,605 $ 209,668,305 $ 280,832,214
6,119,943 35,815,705 10,162,325 297,995,085
$ 263,059,565 $ 105,874,310 $ 219,830,630 $ 578,827,299

98 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Cap
Value Fund
Net Assets:
Class I Shares $ 105,511,236
Class II Shares 31,617,761
Class IV Shares 15,690,530
Total $ 152,819,527
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 16,111,304
Class II Shares 5,063,537
Class IV Shares 2,396,561
Total 23,571,402
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 6 .55
Class II Shares $ 6 .24
Class IV Shares $ 6 .55
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 99
NVIT Multi-Manager Small
Company Fund
NVIT Newton Sustainable
U.S. Equity Fund NVIT Real Estate Fund
NVIT Wells Fargo
Discovery Fund
$ 205,561,647 $ 6,422,883 $ 141,782,195 $ 432,608,259
39,757,358 99,451,427 78,048,435 146,219,040
17,740,560 — — —
$ 263,059,565 $ 105,874,310 $ 219,830,630 $ 578,827,299
13,592,236 515,566 21,375,960 39,352,650
2,861,226 7,993,180 11,927,028 14,298,649
1,174,538 — — —
17,628,000 8,508,746 33,302,988 53,651,299
$ 15 .12 $ 12 .46 $ 6 .63 $ 10 .99
$ 13 .90 $ 12 .44 $ 6 .54 $ 10 .23
$ 15 .10 $ — $ — $ —

100 - Statements of Operations - For the Six Months Ended June 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
BlackRock NVIT Equity
Dividend Fund
INVESTMENT INCOME:
Dividend income $ 5,834,236
Interest income 114,218
Income from securities lending (Note 2) 21,236
Foreign tax withholding (222,758)
Total Income 5,746,932
EXPENSES:
Investment advisory fees 1,165,839
Fund administration fees 80,946
Distribution fees Class II Shares 370,376
Administrative servicing fees Class I Shares 35,191
Administrative servicing fees Class II Shares 222,228
Administrative servicing fees Class IV Shares 12,289
Professional fees 22,238
Printing fees 10,923
Trustee fees 6,190
Custodian fees 8,060
Offering costs^ —
Accounting and transfer agent fees 4,088
Compliance program costs (Note 3) 776
Other 3,915
Total expenses before expenses reimbursed 1,943,059
Expenses reimbursed by adviser (Note 3) (132,500)
Net Expenses 1,810,559
NET INVESTMENT INCOME 3,936,373
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (3,932,380)
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) (9,767)
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) (3,942,147)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (53,788,495)
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies 2,621
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation (53,785,874)
Net realized/unrealized gains (losses) (57,728,021)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (53,791,648)
Amounts designated as "—" are zero or have been rounded to zero.
^ Amounts are amortized over 12-month period.

Equity Funds - For the Six Months Ended June 30, 2020 (Unaudited) - Statements of Operations - 101
Neuberger Berman NVIT
Multi Cap Opportunities
Fund
NVIT AQR Large Cap
Defensive Style Fund
NVIT J.P. Morgan
Disciplined Equity Fund
NVIT Jacobs Levy Large
Cap Growth Fund
$ 1,436,816 $ 6,799,746 $ 38,793 $ 933,230
2,236 46,720 288 8,659
— 30,567 56 860
(9,702) — (210) —
1,429,350 6,877,033 38,927 942,749
607,044 1,899,511 8,955 580,970
62,103 119,464 36,099 66,454
52,552 128,190 5,681 148,161
120,231 316,171 — 45,670
— 76,915 5,682 88,898
— 94,193 — —
18,575 29,793 13,024 30,029
6,999 20,205 24,159 10,539
3,517 11,339 7 2,670
4,431 17,523 1,509 19,101
— — 22,439 —
221 486 1,705 616
442 1,431 1 490
2,144 8,876 1,074 12,057
878,259 2,724,097 120,335 1,005,655
— — (98,515) (120,364)
878,259 2,724,097 21,820 885,291
551,091 4,152,936 17,107 57,458
1,412,145 9,631,698 (199,638) 31,536,252
— (928,142) — —
— — — —
— — — (375,448)
1,412,145 8,703,556 (199,638) 31,160,804
(25,953,481) (51,434,214) 374,986 (19,415,330)
— (68,977) — —
— — — —
— — — (263,322)
(25,953,481) (51,503,191) 374,986 (19,678,652)
(24,541,336) (42,799,635) 175,348 11,482,152
$ (23,990,245) $ (38,646,699) $ 192,455 $ 11,539,610

102 - Statements of Operations - For the Six Months Ended June 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT Mellon Dynamic U.S.
Core Fund
INVESTMENT INCOME:
Dividend income $ 13,275,224
Interest income 1,144,962
Income from securities lending (Note 2) 72,943
Foreign tax withholding —
Total Income 14,493,129
EXPENSES:
Investment advisory fees 3,680,219
Fund administration fees 242,142
Distribution fees Class II Shares 407,888
Administrative servicing fees Class I Shares 919,858
Administrative servicing fees Class II Shares 244,735
Professional fees 50,457
Printing fees 88,091
Trustee fees 26,992
Custodian fees 27,857
Accounting and transfer agent fees 707
Compliance program costs (Note 3) 3,389
Other 17,875
Total expenses before fees waived and expenses reimbursed 5,710,210
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) (295,041)
Expenses reimbursed by adviser (Note 3) (247,695)
Net Expenses 5,167,474
NET INVESTMENT INCOME/(LOSS) 9,325,655
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 21,612,115
Expiration or closing of futures contracts (Note 2) (10,491,081)
Transactions of forward foreign currency contracts (Note 2) —
Foreign currency transactions (Note 2) —
Net realized gains (losses) 11,121,034
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (47,501,463)
Futures contracts (Note 2) 2,196,887
Forward foreign currency contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies —
Net change in unrealized appreciation/depreciation (45,304,576)
Net realized/unrealized gains (losses) (34,183,542)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (24,857,887)
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - For the Six Months Ended June 30, 2020 (Unaudited) - Statements of Operations - 103
NVIT Mellon Dynamic U.S.
Equity Income Fund
NVIT Multi-Manager Large
Cap Value Fund
NVIT Multi-Manager Mid
Cap Value Fund
NVIT Multi-Manager Small
Cap Growth Fund
$ 4,732,097 $ 1,482,753 $ 3,645,943 $ 277,414
30,173 4,223 40,574 7,100
4,207 18,064 24,931 19,666
(44,840) (7,150) (19,972) —
4,721,637 1,497,890 3,691,476 304,180
889,005 357,954 1,136,337 462,075
74,725 59,075 81,439 55,893
181,227 100,094 360,521 52,928
208,686 22,490 12,574 50,791
181,227 60,057 14,419 31,757
23,149 22,960 22,241 15,922
12,431 9,291 17,095 11,048
5,461 1,422 5,344 1,844
7,435 20,151 11,908 4,333
4,067 4,313 4,216 234
682 468 683 248
3,984 11,128 5,505 1,635
1,592,079 669,403 1,672,282 688,708
(57,993) — — —
— (20,361) (19,700) —
— (113,780) (84,056) (34,061)
1,534,086 535,262 1,568,526 654,647
3,187,551 962,628 2,122,950 (350,467)
(54,622,368) 957,010 (26,925,398) 2,769,066
1,467,150 — — —
1,054,807 — 206,105 —
(70,678) 469 (12,548) —
(52,171,089) 957,479 (26,731,841) 2,769,066
(17,871,409) (21,847,819) (49,745,630) 1,646,460
(1,950,532) — — —
205,003 — 112,701 —
(3,745) (1,283) (5,877) —
(19,620,683) (21,849,102) (49,638,806) 1,646,460
(71,791,772) (20,891,623) (76,370,647) 4,415,526
$ (68,604,221) $ (19,928,995) $ (74,247,697) $ 4,065,059

104 - Statements of Operations - For the Six Months Ended June 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small
Cap Value Fund
INVESTMENT INCOME:
Dividend income $ 940,987
Interest income 38,294
Income from securities lending (Note 2) 25,391
Foreign tax withholding (4,183)
Total Income 1,000,489
EXPENSES:
Investment advisory fees 684,981
Fund administration fees 62,460
Distribution fees Class II Shares 39,394
Administrative servicing fees Class I Shares 82,364
Administrative servicing fees Class II Shares 23,637
Administrative servicing fees Class IV Shares 12,108
Professional fees 25,836
Printing fees 13,088
Trustee fees 2,766
Custodian fees 6,385
Accounting and transfer agent fees 232
Compliance program costs (Note 3) 358
Other 3,030
Total expenses before fees waived and expenses reimbursed 956,639
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) —
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (80,516)
Net Expenses 876,123
NET INVESTMENT INCOME/(LOSS) 124,366
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (10,336,683)
Foreign currency transactions (Note 2) —
Net realized gains (losses) (10,336,683)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (32,798,233)
Translation of assets and liabilities denominated in foreign currencies —
Net change in unrealized appreciation/depreciation (32,798,233)
Net realized/unrealized gains (losses) (43,134,916)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (43,010,550)
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - For the Six Months Ended June 30, 2020 (Unaudited) - Statements of Operations - 105
NVIT Multi-Manager Small
Company Fund
NVIT Newton Sustainable
U.S. Equity Fund NVIT Real Estate Fund
NVIT Wells Fargo
Discovery Fund
$ 1,452,830 $ 939,795 $ 3,715,170 $ 740,980
12,057 5,718 7,134 24,014
40,500 — — 254,865
(8,245) (9,905) (17,190) (5,658)
1,497,142 935,608 3,705,114 1,014,201
1,114,315 337,082 836,889 1,972,403
73,615 50,835 67,410 105,847
47,870 121,787 111,267 168,441
152,099 3,439 112,574 137,057
28,722 24,357 66,761 47,164
13,088 — — —
19,760 16,085 20,634 26,943
26,779 4,971 8,439 33,246
4,500 1,772 4,280 9,017
6,669 3,086 5,315 12,849
178 192 241 461
564 227 530 1,150
3,052 889 2,562 7,593
1,491,211 564,722 1,236,902 2,522,171
— (77,944) — —
(29,732) (8,697) (15,542) (76,316)
— — (94,110) —
— (10,142) — (109,779)
1,461,479 467,939 1,127,250 2,336,076
35,663 467,669 2,577,864 (1,321,875)
(14,060,675) 13,129,997 (19,607,920) 47,754,588
— (3,291) — —
(14,060,675) 13,126,706 (19,607,920) 47,754,588
(20,871,673) (20,898,294) (25,622,972) 10,245,138
5 — — —
(20,871,668) (20,898,294) (25,622,972) 10,245,138
(34,932,343) (7,771,588) (45,230,892) 57,999,726
$ (34,896,680) $ (7,303,919) $ (42,653,028) $ 56,677,851

The accompanying notes are an integral part of these financial statements.
106 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - Equity Funds
BlackRock NVIT Equity Dividend Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 3,936,373 $ 6,301,828
Net realized gains (losses) (3,942,147) 16,648,774
Net change in unrealized appreciation/depreciation (53,785,874) 61,103,006
Change in net assets resulting from operations (53,791,648) 84,053,608
Distributions to Shareholders From:
Distributable earnings:
Class I — (2,910,028)
Class II — (16,770,462)
Class IV — (1,018,230)
Change in net assets from shareholder distributions — (20,698,720)
Change in net assets from capital transactions 14,799,034 51,194,535
Change in net assets (38,992,614) 114,549,423
Net Assets:
Beginning of period 407,082,814 292,533,391
End of period $ 368,090,200 $ 407,082,814
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 4,493,590 $ 5,288,374
Dividends reinvested — 2,910,028
Cost of shares redeemed (5,701,915) (8,872,350)
Total Class I Shares (1,208,325) (673,948)
Class II Shares
Proceeds from shares issued 33,133,453 49,470,728
Dividends reinvested — 16,770,462
Cost of shares redeemed (16,753,668) (13,450,102)
Total Class II Shares 16,379,785 52,791,088
Class IV Shares
Proceeds from shares issued 358,821 738,934
Dividends reinvested — 1,018,230
Cost of shares redeemed (731,247) (2,679,769)
Total Class IV Shares (372,426) (922,605)
Change in net assets from capital transactions $ 14,799,034 $ 51,194,535
SHARE TRANSACTIONS:
Class I Shares
Issued 271,272 288,014
Reinvested — 155,044
Redeemed (332,022) (476,823)
Total Class I Shares (60,750) (33,765)
Class II Shares
Issued 2,078,928 2,727,556
Reinvested — 902,643
Redeemed (937,326) (720,241)
Total Class II Shares 1,141,602 2,909,958
Class IV Shares
Issued 22,111 39,574
Reinvested — 54,240
Redeemed (44,055) (141,882)
Total Class IV Shares (21,944) (48,068)
Total change in shares 1,058,908 2,828,125
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 107
Neuberger Berman NVIT Multi Cap Opportunities Fund NVIT AQR Large Cap Defensive Style Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
$ 551,091 $ 1,294,880 $ 4,152,936 $ 8,117,463
1,412,145 18,153,880 8,703,556 47,892,959
(25,953,481) 35,240,917 (51,503,191) 134,704,386
(23,990,245) 54,689,677 (38,646,699) 190,714,808
— (15,480,210) — (26,360,094)
— (3,942,830) — (5,683,471)
— — — (7,085,663)
— (19,423,040) — (39,129,228)
(9,662,291) (5,646,540) (62,111,274) (106,248,922)
(33,652,536) 29,620,097 (100,757,973) 45,336,658
232,869,195 203,249,098 745,639,957 700,303,299
$ 199,216,659 $ 232,869,195 $ 644,881,984 $ 745,639,957
$ 967,982 $ 1,262,936 $ 2,561,330 $ 12,635,644
— 15,480,210 — 26,360,094
(9,961,866) (22,790,716) (55,164,586) (142,787,637)
(8,993,884) (6,047,570) (52,603,256) (103,791,899)
3,581,160 7,111,900 5,160,670 16,545,509
— 3,942,830 — 5,683,471
(4,249,567) (10,653,700) (10,397,939) (23,344,725)
(668,407) 401,030 (5,237,269) (1,115,745)
— — 771,372 1,668,908
— — — 7,085,663
— — (5,042,121) (10,095,849)
— — (4,270,749) (1,341,278)
$ (9,662,291) $ (5,646,540) $ (62,111,274) $ (106,248,922)
98,630 111,266 119,321 582,122
— 1,399,279 — 1,176,771
(933,861) (2,016,448) (2,431,843) (6,506,050)
(835,231) (505,903) (2,312,522) (4,747,157)
395,684 649,814 260,539 771,030
— 362,439 — 255,126
(402,756) (949,387) (512,960) (1,078,884)
(7,072) 62,866 (252,421) (52,728)
— — 38,444 75,776
— — — 316,447
— — (235,539) (461,120)
— — (197,095) (68,897)
(842,303) (443,037) (2,762,038) (4,868,782)

The accompanying notes are an integral part of these financial statements.
108 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - Equity Funds
NVIT J.P. Morgan Disciplined Equity Fund
Six Months Ended
June 30, 2020 (Unaudited)
Period Ended
December 31, 2019(a)
OPERATIONS:
Net investment income $ 17,107 $ 4,032
Net realized gains (losses) (199,638) 1,861
Net change in unrealized appreciation/depreciation 374,986 230,067
Change in net assets resulting from operations 192,455 235,960
Distributions to Shareholders From:
Distributable earnings:
Class I — —
Class II — (5,106)
Class Y — —
Change in net assets from shareholder distributions — (5,106)
Change in net assets from capital transactions 3,257,821 2,663,787
Change in net assets 3,450,276 2,894,641
Net Assets:
Beginning of period 2,894,641 —
End of period $ 6,344,917 $ 2,894,641
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class I Shares — —
Class II Shares
Proceeds from shares issued 3,584,247 2,654,239
Dividends reinvested — 5,106
Cost of shares redeemed (326,426) (558)
Total Class II Shares 3,257,821 2,658,787
Class Y Shares
Proceeds from shares issued — 5,000
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — 5,000
Change in net assets from capital transactions $ 3,257,821 $ 2,663,787
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class I Shares — —
Class II Shares
Issued 338,305 261,457
Reinvested — 469
Redeemed (29,921) (52)
Total Class II Shares 308,384 261,874
Class Y Shares
Issued — 500
Reinvested — —
Redeemed — —
Total Class Y Shares — 500
Total change in shares 308,384 262,374
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from October 7, 2019 (commencement of operations) through December 31, 2019.
(b) Effective October 31, 2019, all shares of Class Y were redeemed and Class Y shares are no longer offered.

Equity Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 109
NVIT Jacobs Levy Large Cap Growth Fund NVIT Mellon Dynamic U.S. Core Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
$ 57,458 $ 7,074,864 $ 9,325,655 $ 24,482,302
31,160,804 359,570,171 11,121,034 171,067,827
(19,678,652) (10,213,181) (45,304,576) 294,689,218
11,539,610 356,431,854 (24,857,887) 490,239,347
— (10,741,789) — (341,896,778)
— (20,863,567) — (86,772,393)
— (211,740,422) (b) — —
— (243,345,778) — (428,669,171)
(9,605,545) (1,536,172,378) (95,787,450) 267,210,669
1,934,065 (1,423,086,302) (120,645,337) 328,780,845
193,803,020 1,616,889,322 1,696,575,912 1,367,795,067
$ 195,737,085 $ 193,803,020 $ 1,575,930,575 $ 1,696,575,912
$ 3,396,854 $ 3,802,103 $ 4,437,335 $ 6,544,327
— 10,741,789 — 341,896,778
(7,936,951) (12,677,410) (69,865,249) (154,611,492)
(4,540,097) 1,866,482 (65,427,914) 193,829,613
8,967,782 12,401,707 32,611,141 48,449,179
— 20,863,567 — 86,772,393
(14,033,230) (29,282,713) (62,970,677) (61,840,516)
(5,065,448) 3,982,561 (30,359,536) 73,381,056
— 43,000,473 (b) — —
— 211,740,422 (b) — —
— (1,796,762,316) (b) — —
— (1,542,021,421) (b) —
$ (9,605,545) $ (1,536,172,378) $ (95,787,450) $ 267,210,669
277,175 299,115 264,310 338,646
— 900,475 — 20,635,017
(667,202) (991,129) (4,155,309) (8,026,218)
(390,027) 208,461 (3,890,999) 12,947,445
715,350 1,017,138 2,110,568 2,838,468
— 1,774,121 — 5,295,746
(1,187,460) (2,311,271) (3,781,257) (3,329,735)
(472,110) 479,988 (1,670,689) 4,804,479
— 3,538,634 (b) — —
— 17,704,049 (b) — —
— (147,931,246) (b) — —
— (126,688,563) (b) — —
(862,137) (126,000,114) (5,561,688) 17,751,924

The accompanying notes are an integral part of these financial statements.
110 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - Equity Funds
NVIT Mellon Dynamic U.S. Equity Income Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 3,187,551 $ 6,879,203
Net realized gains (losses) (52,171,089) (4,386,715)
Net change in unrealized appreciation/depreciation (19,620,683) 83,723,452
Change in net assets resulting from operations (68,604,221) 86,215,940
Distributions to Shareholders From:
Distributable earnings:
Class I — (26,958,395)
Class II — (22,590,133)
Class Y(a) — —
Change in net assets from shareholder distributions — (49,548,528)
Change in net assets from capital transactions (11,641,033) 6,013,736
Change in net assets (80,245,254) 42,681,148
Net Assets:
Beginning of period 381,913,728 339,232,580
End of period $ 301,668,474 $ 381,913,728
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 980,018 $ 2,050,479
Dividends reinvested — 26,958,395
Cost of shares redeemed (9,857,327) (29,610,631)
Total Class I Shares (8,877,309) (601,757)
Class II Shares
Proceeds from shares issued 11,076,057 7,930,614
Dividends reinvested — 22,590,133
Cost of shares redeemed (13,839,781) (23,905,254)
Total Class II Shares (2,763,724) 6,615,493
Class Y Shares(a)
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Y Shares — —
Change in net assets from capital transactions $ (11,641,033) $ 6,013,736
SHARE TRANSACTIONS:
Class I Shares
Issued 80,462 136,282
Reinvested — 1,931,257
Redeemed (764,036) (1,946,698)
Total Class I Shares (683,574) 120,841
Class II Shares
Issued 1,064,645 548,660
Reinvested — 1,635,939
Redeemed (1,048,769) (1,576,108)
Total Class II Shares 15,876 608,491
Class Y Shares(a)
Issued — —
Reinvested — —
Redeemed — —
Total Y Shares — —
Total change in shares (667,698) 729,332
Amounts designated as "—" are zero or have been rounded to zero.
(a) Effective October 31, 2019, all shares of Class Y were redeemed and Class Y shares are no longer offered.

Equity Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 111
NVIT Multi-Manager Large Cap Value Fund NVIT Multi-Manager Mid Cap Value Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
$ 962,628 $ 27,565,942 $ 2,122,950 $ 6,919,787
957,479 149,304,721 (26,731,841) (6,103,444)
(21,849,102) 136,576,378 (49,638,806) 102,005,441
(19,928,995) 313,447,041 (74,247,697) 102,821,784
— (10,327,693) — (3,425,346)
— (26,883,455) — (69,307,016)
— (125,158,569) — (27,359,842)
— (162,369,717) — (100,092,204)
(9,604,979) (1,568,499,295) (8,751,992) (101,441,417)
(29,533,974) (1,417,421,971) (82,999,689) (98,711,837)
134,757,772 1,552,179,743 372,907,326 471,619,163
$ 105,223,798 $ 134,757,772 $ 289,907,637 $ 372,907,326
$ 2,043,864 $ 2,160,057 $ 3,267,461 $ 5,249,384
— 10,327,693 — 3,425,346
(5,260,312) (7,074,811) (3,902,358) (4,463,126)
(3,216,448) 5,412,939 (634,897) 4,211,604
9,297,767 10,395,344 10,398,617 5,378,250
— 26,883,455 — 69,307,016
(15,686,298) (11,182,795) (18,515,712) (47,572,171)
(6,388,531) 26,096,004 (8,117,095) 27,113,095
— 40,915,100 — 2,421,614
— 125,158,569 — 27,359,842
— (1,766,081,907) — (162,547,572)
— (1,600,008,238) — (132,766,116)
$ (9,604,979) $ (1,568,499,295) $ (8,751,992) $ (101,441,417)
306,742 229,510 543,832 603,229
— 1,304,473 — 450,919
(765,221) (758,829) (613,487) (520,909)
(458,479) 775,154 (69,655) 533,239
1,520,300 1,129,379 1,986,475 642,611
— 3,439,387 — 9,065,659
(2,314,511) (1,212,391) (2,811,115) (5,476,201)
(794,211) 3,356,375 (824,640) 4,232,069
— 4,459,956 — 290,411
— 13,693,498 — 3,562,479
— (186,035,336) — (20,462,374)
— (167,881,882) — (16,609,484)
(1,252,690) (163,750,353) (894,295) (11,844,176)

The accompanying notes are an integral part of these financial statements.
112 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - Equity Funds
NVIT Multi-Manager Small Cap Growth Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
OPERATIONS:
Net investment income/(loss) $ (350,467) $ (948,915)
Net realized gains (losses) 2,769,066 16,274,761
Net change in unrealized appreciation/depreciation 1,646,460 37,996,227
Change in net assets resulting from operations 4,065,059 53,322,073
Distributions to Shareholders From:
Distributable earnings:
Class I — (18,472,429)
Class II — (12,009,459)
Class IV — —
Class Y(a) — (25,740,631)
Change in net assets from shareholder distributions — (56,222,519)
Change in net assets from capital transactions (6,929,728) (54,490,436)
Change in net assets (2,864,669) (57,390,882)
Net Assets:
Beginning of period 122,045,662 179,436,544
End of period $ 119,180,993 $ 122,045,662
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 8,507,895 $ 17,111,788
Dividends reinvested — 18,472,429
Cost of shares redeemed (13,600,045) (20,432,266)
Total Class I Shares (5,092,150) 15,151,951
Class II Shares
Proceeds from shares issued 13,568,587 11,348,758
Dividends reinvested — 12,009,459
Cost of shares redeemed (15,406,165) (10,705,356)
Total Class II Shares (1,837,578) 12,652,861
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Class Y Shares(a)
Proceeds from shares issued — 2,845,517
Dividends reinvested — 25,740,631
Cost of shares redeemed — (110,881,396)
Total Y Shares — (82,295,248)
Change in net assets from capital transactions $ (6,929,728) $ (54,490,436)

Equity Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 113
NVIT Multi-Manager Small Cap Value Fund NVIT Multi-Manager Small Company Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
$ 124,366 $ 1,818,727 $ 35,663 $ 195,367
(10,336,683) (1,103,887) (14,060,675) 11,588,530
(32,798,233) 43,907,463 (20,871,668) 57,838,435
(43,010,550) 44,622,303 (34,896,680) 69,622,332
— (45,310,308) — (27,551,707)
— (12,839,452) — (5,321,797)
— (6,513,085) — (2,306,660)
— (30,954,766) — —
— (95,617,611) — (35,180,164)
(6,027,387) (21,467,290) (15,287,528) (3,392,095)
(49,037,937) (72,462,598) (50,184,208) 31,050,073
201,857,464 274,320,062 313,243,773 282,193,700
$ 152,819,527 $ 201,857,464 $ 263,059,565 $ 313,243,773
$ 4,348,607 $ 4,922,865 $ 4,407,030 $ 13,622,914
— 45,310,308 — 27,551,707
(10,045,272) (20,413,120) (16,997,761) (47,931,107)
(5,696,665) 29,820,053 (12,590,731) (6,756,486)
3,483,785 2,916,847 1,998,394 3,730,489
— 12,839,452 — 5,321,797
(3,293,841) (5,169,985) (3,533,577) (6,308,746)
189,944 10,586,314 (1,535,183) 2,743,540
468,699 439,175 329,813 741,292
— 6,513,085 — 2,306,660
(989,365) (2,088,740) (1,491,427) (2,427,101)
(520,666) 4,863,520 (1,161,614) 620,851
— 2,585,480 — —
— 30,954,766 — —
— (100,277,423) — —
— (66,737,177) — —
$ (6,027,387) $ (21,467,290) $ (15,287,528) $ (3,392,095)

The accompanying notes are an integral part of these financial statements.
114 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - Equity Funds
NVIT Multi-Manager Small Cap Growth Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
SHARE TRANSACTIONS:
Class I Shares
Issued 581,526 957,835
Reinvested — 1,245,612
Redeemed (918,372) (1,142,007)
Total Class I Shares (336,846) 1,061,440
Class II Shares
Issued 1,051,101 708,674
Reinvested — 902,967
Redeemed (1,168,073) (685,561)
Total Class II Shares (116,972) 926,080
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Class Y Shares(a)
Issued — 176,181
Reinvested — 1,669,302
Redeemed — (7,133,768)
Total Y Shares — (5,288,285)
Total change in shares (453,818) (3,300,765)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Effective October 15, 2019, all shares of Class Y were redeemed and Class Y shares are no longer offered.

Equity Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 115
NVIT Multi-Manager Small Cap Value Fund NVIT Multi-Manager Small Company Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
731,906 479,615 320,761 779,604
— 5,865,209 — 1,758,731
(1,507,613) (1,990,609) (1,185,500) (2,769,009)
(775,707) 4,354,215 (864,739) (230,674)
660,027 290,598 182,147 243,304
— 1,744,050 — 369,313
(537,500) (524,711) (260,370) (391,165)
122,527 1,509,937 (78,223) 221,452
83,346 45,953 25,797 44,139
— 843,097 — 147,425
(147,339) (203,214) (98,620) (141,176)
(63,993) 685,836 (72,823) 50,388
— 242,222 — —
— 3,989,016 — —
— (12,447,134) — —
— (8,215,896) — —
(717,173) (1,665,908) (1,015,785) 41,166

The accompanying notes are an integral part of these financial statements.
116 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - Equity Funds
NVIT Newton Sustainable U.S. Equity Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
OPERATIONS:
Net investment income/(loss) $ 467,669 $ 796,377
Net realized gains (losses) 13,126,706 7,149,362
Net change in unrealized appreciation/depreciation (20,898,294) 18,844,273
Change in net assets resulting from operations (7,303,919) 26,790,012
Distributions to Shareholders From:
Distributable earnings:
Class I — (646,881)
Class II — (12,789,712)
Class Y(a) — —
Change in net assets from shareholder distributions — (13,436,593)
Change in net assets from capital transactions (5,831,053) 408,791
Change in net assets (13,134,972) 13,762,210
Net Assets:
Beginning of period 119,009,282 105,247,072
End of period $ 105,874,310 $ 119,009,282
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 951,592 $ 1,384,559
Dividends reinvested — 646,881
Cost of shares redeemed (875,217) (1,160,071)
Total Class I Shares 76,375 871,369
Class II Shares
Proceeds from shares issued 3,976,623 16,181,666
Dividends reinvested — 12,789,712
Cost of shares redeemed (9,884,051) (29,433,956)
Total Class II Shares (5,907,428) (462,578)
Class Y Shares(a)
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Y Shares — —
Change in net assets from capital transactions $ (5,831,053) $ 408,791
SHARE TRANSACTIONS:
Class I Shares
Issued 78,543 106,547
Reinvested — 51,984
Redeemed (75,882) (89,310)
Total Class I Shares 2,661 69,221
Class II Shares
Issued 393,511 1,233,049
Reinvested — 1,030,357
Redeemed (804,215) (2,293,410)
Total Class II Shares (410,704) (30,004)
Class Y Shares(a)
Issued — —
Reinvested — —
Redeemed — —
Total Y Shares — —
Total change in shares (408,043) 39,217
Amounts designated as "—" are zero or have been rounded to zero.
(a) Effective October 31, 2019, all shares of Class Y were redeemed and Class Y shares are no longer offered.

Equity Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 117
NVIT Real Estate Fund NVIT Wells Fargo Discovery Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
$ 2,577,864 $ 4,421,082 $ (1,321,875) $ (2,714,027)
(19,607,920) 6,697,200 47,754,588 85,193,424
(25,622,972) 58,163,839 10,245,138 116,836,762
(42,653,028) 69,282,121 56,677,851 199,316,159
— (2,865,898) — (101,915,632)
— (1,543,767) — (34,155,374)
— — — (36,255,970)
— (4,409,665) — (172,326,976)
(17,745,980) (17,339,936) (39,425,178) (39,718,027)
(60,399,008) 47,532,520 17,252,673 (12,728,844)
280,229,638 232,697,118 561,574,626 574,303,470
$ 219,830,630 $ 280,229,638 $ 578,827,299 $ 561,574,626
$ 5,411,100 $ 8,083,228 $ 3,808,487 $ 6,158,619
— 2,865,898 — 101,915,632
(11,669,975) (28,533,076) (28,587,527) (49,582,534)
(6,258,875) (17,583,950) (24,779,040) 58,491,717
1,917,045 17,679,149 15,629,131 35,384,753
— 1,543,767 — 34,155,374
(13,404,150) (18,978,902) (30,275,269) (36,364,621)
(11,487,105) 244,014 (14,646,138) 33,175,506
— — — 3,707,028
— — — 36,255,970
— — — (171,348,248)
— — — (131,385,250)
$ (17,745,980) $ (17,339,936) $ (39,425,178) $ (39,718,027)
833,368 1,074,363 414,520 544,167
— 370,272 — 10,627,282
(1,718,555) (3,842,606) (2,958,133) (4,547,280)
(885,187) (2,397,971) (2,543,613) 6,624,169
270,647 2,378,389 1,796,556 3,690,092
— 201,805 — 3,820,512
(2,031,172) (2,592,830) (3,374,681) (3,479,650)
(1,760,525) (12,636) (1,578,125) 4,030,954
— — — 379,656
— — — 3,703,368
— — — (17,470,440)
— — — (13,387,416)
(2,645,712) (2,410,607) (4,121,738) (2,732,293)

118 - Financial Highlights - June 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
BlackRock NVIT Equity Dividend
Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 19 .90 0.21 (2.97) (2.76) — — — $ 17 .14 (13.87)% $ 45,714,520 0.80% 2.38% 0.88% 31.98%
Year Ended December 31, 2019 $ 16 .56 0.37 4.07 4.44 (0.34) (0.76) (1.10) $ 19 .90 27.31% $ 54,306,027 0.80% 1.98% 0.87% 43.80%
Year Ended December 31, 2018 $ 20 .10 0.37 (1.58) (1.21) (0.34) (1.99) (2.33) $ 16 .56 (7.26)% $ 45,751,909 0.80% 1.87% 0.89% 35.80%
Year Ended December 31, 2017 $ 17 .57 0.31 2.82 3.13 (0.60) — (0.60) $ 20 .10 18.00% $ 48,947,247 0.80% 1.65% 0.93% 102.72%
Year Ended December 31, 2016 $ 15 .31 0.33 2.36 2.69 (0.43) — (0.43) $ 17 .57 17.89% $ 45,980,349 0.93% 2.11% 0.93% 17.26%
Year Ended December 31, 2015 $ 16 .62 0.22 (1.27) (1.05) (0.26) — (0.26) $ 15 .31 (6.30)% $ 45,696,363 0.92% 1.36% 0.92% 16.59%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 19 .74 0.18 (2.95) (2.77) — — — $ 16 .97 (14.03)% $ 306,407,615 1.05% 2.15% 1.13% 31.98%
Year Ended December 31, 2019 $ 16 .44 0.32 4.04 4.36 (0.30) (0.76) (1.06) $ 19 .74 27.01% $ 333,793,003 1.05% 1.72% 1.12% 43.80%
Year Ended December 31, 2018 $ 19 .97 0.31 (1.55) (1.24) (0.30) (1.99) (2.29) $ 16 .44 (7.46)% $ 230,187,343 1.05% 1.62% 1.14% 35.80%
Year Ended December 31, 2017 $ 17 .47 0.26 2.80 3.06 (0.56) — (0.56) $ 19 .97 17.69% $ 210,778,550 1.05% 1.40% 1.18% 102.72%
Year Ended December 31, 2016 $ 15 .19 0.29 2.34 2.63 (0.35) — (0.35) $ 17 .47 17.57% $ 164,952,425 1.18% 1.86% 1.18% 17.26%
Year Ended December 31, 2015 $ 16 .53 0.18 (1.26) (1.08) (0.26) — (0.26) $ 15 .19 (6.51)% $ 162,893,521 1.17% 1.11% 1.17% 16.59%
Class IV Shares
Six Months Ended June 30,
2020 (Unaudited) $ 19 .91 0.21 (2.98) (2.77) — — — $ 17 .14 (13.91)% $ 15,968,065 0.80% 2.38% 0.88% 31.98%
Year Ended December 31, 2019 $ 16 .57 0.37 4.07 4.44 (0.34) (0.76) (1.10) $ 19 .91 27.29% $ 18,983,784 0.80% 1.99% 0.87% 43.80%
Year Ended December 31, 2018 $ 20 .11 0.37 (1.58) (1.21) (0.34) (1.99) (2.33) $ 16 .57 (7.25)% $ 16,594,139 0.80% 1.88% 0.89% 35.80%
Year Ended December 31, 2017 $ 17 .58 0.31 2.82 3.13 (0.60) — (0.60) $ 20 .11 17.99% $ 19,557,671 0.80% 1.65% 0.93% 102.72%
Year Ended December 31, 2016 $ 15 .32 0.33 2.37 2.70 (0.44) — (0.44) $ 17 .58 17.89% $ 18,085,205 0.93% 2.11% 0.93% 17.26%
Year Ended December 31, 2015 $ 16 .63 0.22 (1.27) (1.05) (0.26) — (0.26) $ 15 .32 (6.29)% $ 17,265,399 0.92% 1.36% 0.92% 16.59%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - June 30, 2020 (Unaudited) - Financial Highlights - 119
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
Neuberger Berman NVIT Multi Cap
Opportunities Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 11 .78 0.03 (1.28) (1.25) — — — $ 10 .53 (10.61)% $ 156,718,391 0.85% 0.57% 0.85% 16.10%
Year Ended December 31, 2019 $ 10 .06 0.07 2.68 2.75 (0.07) (0.96) (1.03) $ 11 .78 28.07% $ 185,208,998 0.84% 0.60% 0.84% 22.98%
Year Ended December 31, 2018 $ 11 .81 0.06 (0.47) (0.41) (0.06) (1.28) (1.34) $ 10 .06 (4.76)% $ 163,139,836 0.84% 0.55% 0.84% 25.64%
Year Ended December 31, 2017 $ 9 .71 0.06 2.33 2.39 (0.06) (0.23) (0.29) $ 11 .81 24.85% $ 194,055,925 0.84% 0.52% 0.84% 24.45%
Year Ended December 31, 2016 $ 9 .05 0.08 1.11 1.19 (0.07) (0.46) (0.53) $ 9 .71 13.60% $ 174,595,729 0.85% 0.84% 0.85% 24.20%
Year Ended December 31, 2015 $ 10 .15 0.08 (0.22) (0.14) (0.07) (0.89) (0.96) $ 9 .05 (1.08)% $ 174,480,732 0.84% 0.78% 0.84% 25.62%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 11 .60 0.02 (1.26) (1.24) — — — $ 10 .36 (10.69)% $ 42,498,268 0.95% 0.46% 0.95% 16.10%
Year Ended December 31, 2019 $ 9 .91 0.06 2.65 2.71 (0.06) (0.96) (1.02) $ 11 .60 28.09% $ 47,660,197 0.94% 0.50% 0.94% 22.98%
Year Ended December 31, 2018 $ 11 .66 0.05 (0.47) (0.42) (0.05) (1.28) (1.33) $ 9 .91 (4.93)%(f) $ 40,109,262 0.94% 0.45% 0.94% 25.64%
Year Ended December 31, 2017 $ 9 .60 0.05 2.29 2.34 (0.05) (0.23) (0.28) $ 11 .66 24.65%(f) $ 43,543,308 0.94% 0.42% 0.94% 24.45%
Year Ended December 31, 2016 $ 8 .95 0.07 1.10 1.17 (0.06) (0.46) (0.52) $ 9 .60 13.54% $ 25,802,883 0.95% 0.74% 0.95% 24.20%
Year Ended December 31, 2015 $ 10 .05 0.07 (0.22) (0.15) (0.06) (0.89) (0.95) $ 8 .95 (1.19)% $ 25,464,596 0.94% 0.68% 0.94% 25.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

120 - Financial Highlights - June 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT AQR Large Cap Defensive
Style Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 23 .17 0.14 (1.38) (1.24) — — — $ 21 .93 (5.35)% $ 415,646,641 0.80% 1.32% 0.80% 12.16%
Year Ended December 31, 2019 $ 18 .90 0.24 5.25 5.49 (0.26) (0.96) (1.22) $ 23 .17 29.31% $ 492,851,799 0.79% 1.12% 0.79% 16.10%
Year Ended December 31, 2018 $ 19 .11 0.22 (0.21) 0.01 (0.22) — (0.22) $ 18 .90 – $ 491,745,543 0.80% 1.11% 0.80% 16.67%
Year Ended December 31, 2017 $ 16 .01 0.19 3.10 3.29 (0.19) — (0.19) $ 19 .11 20.52% $ 539,162,094 0.79% 1.06% 0.79% 119.12%
Year Ended December 31, 2016 $ 14 .57 0.21 1.45 1.66 (0.22) — (0.22) $ 16 .01 11.39% $ 496,092,639 0.79% 1.42% 0.79% 58.09%
Year Ended December 31, 2015 $ 14 .62 0.18 (0.04) 0.14 (0.19) — (0.19) $ 14 .57 0.94% $ 494,724,121 0.79% 1.20% 0.79% 67.90%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 23 .08 0.11 (1.38) (1.27) — — — $ 21 .81 (5.50)% $ 102,572,866 1.05% 1.07% 1.05% 12.16%
Year Ended December 31, 2019 $ 18 .83 0.19 5.22 5.41 (0.20) (0.96) (1.16) $ 23 .08 29.02% $ 114,362,991 1.04% 0.87% 1.04% 16.10%
Year Ended December 31, 2018 $ 19 .04 0.17 (0.21) (0.04) (0.17) — (0.17) $ 18 .83 (0.28)% $ 94,322,078 1.05% 0.85% 1.05% 16.67%
Year Ended December 31, 2017 $ 15 .95 0.14 3.09 3.23 (0.14) — (0.14) $ 19 .04 20.24% $ 112,858,440 1.04% 0.81% 1.04% 119.12%
Year Ended December 31, 2016 $ 14 .51 0.17 1.45 1.62 (0.18) — (0.18) $ 15 .95 11.16% $ 111,902,598 1.04% 1.17% 1.04% 58.09%
Year Ended December 31, 2015 $ 14 .56 0.14 (0.04) 0.10 (0.15) — (0.15) $ 14 .51 0.66% $ 120,873,283 1.04% 0.95% 1.04% 67.90%
Class IV Shares
Six Months Ended June 30,
2020 (Unaudited) $ 23 .16 0.14 (1.39) (1.25) — — — $ 21 .91 (5.40)% $ 126,662,477 0.80% 1.32% 0.80% 12.16%
Year Ended December 31, 2019 $ 18 .89 0.24 5.25 5.49 (0.26) (0.96) (1.22) $ 23 .16 29.34% $ 138,425,167 0.79% 1.12% 0.79% 16.10%
Year Ended December 31, 2018 $ 19 .10 0.22 (0.21) 0.01 (0.22) — (0.22) $ 18 .89 – $ 114,235,678 0.80% 1.11% 0.80% 16.67%
Year Ended December 31, 2017 $ 16 .00 0.19 3.10 3.29 (0.19) — (0.19) $ 19 .10 20.54% $ 122,810,614 0.79% 1.06% 0.79% 119.12%
Year Ended December 31, 2016 $ 14 .56 0.21 1.45 1.66 (0.22) — (0.22) $ 16 .00 11.40% $ 109,152,161 0.79% 1.41% 0.79% 58.09%
Year Ended December 31, 2015 $ 14 .62 0.18 (0.05) 0.13 (0.19) — (0.19) $ 14 .56 0.87% $ 107,620,391 0.79% 1.20% 0.79% 67.90%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - June 30, 2020 (Unaudited) - Financial Highlights - 121
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT J.P. Morgan Disciplined
Equity Fund
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 11 .03 0.04 0.05 0.09 — — — $ 11 .12 0.82% $ 6,339,328 0.96% 0.75% 5.27% 36.97%
Period Ended December 31, 2019(g) $ 10 .00 0.02 1.03 1.05 (0.02) — (0.02) $ 11 .03 10.51% $ 2,889,108 0.93% 0.71% 8.34% 11.87%
Class Y Shares
Six Months Ended June 30,
2020 (Unaudited) $ 11 .07 0.06 0.05 0.11 — — — $ 11 .18 0.99% $ 5,589 0.46% 1.20% 4.84% 36.97%
Period Ended December 31, 2019(g) $ 10 .00 0.03 1.04 1.07 — — — $ 11 .07 10.70% $ 5,533 0.44% 1.21% 7.92% 11.87%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from October 7, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 4, 2019 through December 31, 2019.

122 - Financial Highlights - June 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Jacobs Levy Large Cap
Growth Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 12 .40 0.01 0.85 0.86 — — — $ 13 .26 6.94% $ 64,664,002 0.82% 0.23% 0.96% 166.84%
Year Ended December 31, 2019 $ 11 .37 0.04 3.26 3.30 (0.49) (1.78) (2.27) $ 12 .40 30.53% $ 65,304,432 0.85% 0.33% 0.87% 48.66%
Year Ended December 31, 2018 $ 13 .61 0.05 (0.17) (0.12) (0.04) (2.08) (2.12) $ 11 .37 (3.08)% $ 57,513,558 0.83% 0.36% 0.83% 62.60%
Year Ended December 31, 2017 $ 10 .94 0.04 3.21 3.25 (0.04) (0.54) (0.58) $ 13 .61 30.20% $ 64,347,625 0.82% 0.33% 0.83% 79.13%
Year Ended December 31, 2016 $ 12 .62 0.10 0.14 0.24 (0.09) (1.83) (1.92) $ 10 .94 2.19% $ 55,044,039 0.80% 0.87% 0.83% 74.16%
Year Ended December 31, 2015 $ 13 .43 0.07 0.34 0.41 (0.06) (1.16) (1.22) $ 12 .62 3.43% $ 59,738,879 0.80% 0.50% 0.83% 74.44%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 12 .24 — 0.84 0.84 — — — $ 13 .08 6.86% $ 131,073,083 1.07% (0.02)% 1.21% 166.84%
Year Ended December 31, 2019 $ 11 .25 0.01 3.22 3.23 (0.46) (1.78) (2.24) $ 12 .24 30.22% $ 128,498,588 1.10% 0.08% 1.12% 48.66%
Year Ended December 31, 2018 $ 13 .49 0.01 (0.16) (0.15) (0.01) (2.08) (2.09) $ 11 .25 (3.35)% $ 112,724,534 1.08% 0.11% 1.08% 62.60%
Year Ended December 31, 2017 $ 10 .85 0.01 3.18 3.19 (0.01) (0.54) (0.55) $ 13 .49 29.88% $ 129,756,873 1.07% 0.08% 1.08% 79.13%
Year Ended December 31, 2016 $ 12 .53 0.07 0.15 0.22 (0.07) (1.83) (1.90) $ 10 .85 1.99% $ 113,882,417 1.05% 0.62% 1.08% 74.16%
Year Ended December 31, 2015 $ 13 .35 0.03 0.34 0.37 (0.03) (1.16) (1.19) $ 12 .53 3.13% $ 122,963,385 1.05% 0.24% 1.08% 74.44%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - June 30, 2020 (Unaudited) - Financial Highlights - 123
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Mellon Dynamic U.S. Core
Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 17 .76 0.11 (0.35) (0.24) — — — $ 17 .52 (1.35)% $ 1,246,772,178 0.61% 1.26% 0.68% 2.25%
Year Ended December 31, 2019 $ 17 .57 0.31 5.78 6.09 (0.29) (5.61) (5.90) $ 17 .76 37.62% $ 1,333,078,543 0.61% 1.62% 0.68% 3.18%
Year Ended December 31, 2018 $ 19 .68 0.19 (0.15) 0.04 (0.15) (2.00) (2.15) $ 17 .57 (1.27)% $ 1,090,981,977 0.61% 0.92% 0.68% 146.36%
Year Ended December 31, 2017 $ 15 .91 0.09 4.21 4.30 (0.09) (0.44) (0.53) $ 19 .68 27.31% $ 1,246,284,724 0.61% 0.50% 0.67% 80.08%
Year Ended December 31, 2016 $ 19 .99 0.14 0.44 0.58 (0.12) (4.54) (4.66) $ 15 .91 3.63% $ 1,101,282,906 0.61% 0.77% 0.69% 86.07%(g)
Year Ended December 31, 2015 $ 22 .74 0.13 0.85 0.98 (0.13) (3.60) (3.73) $ 19 .99 5.09% $ 1,076,868,266 0.63% 0.60% 0.68% 114.71%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 17 .59 0.08 (0.34) (0.26) — — — $ 17 .33 (1.48)% $ 329,158,397 0.86% 1.00% 0.93% 2.25%
Year Ended December 31, 2019 $ 17 .45 0.26 5.74 6.00 (0.25) (5.61) (5.86) $ 17 .59 37.33% $ 363,497,369 0.86% 1.37% 0.93% 3.18%
Year Ended December 31, 2018 $ 19 .56 0.14 (0.15) (0.01) (0.10) (2.00) (2.10) $ 17 .45 (1.54)% $ 276,813,090 0.86% 0.66% 0.93% 146.36%
Year Ended December 31, 2017 $ 15 .81 0.04 4.19 4.23 (0.04) (0.44) (0.48) $ 19 .56 27.07% $ 333,402,553 0.86% 0.25% 0.92% 80.08%
Year Ended December 31, 2016 $ 19 .91 0.09 0.43 0.52 (0.08) (4.54) (4.62) $ 15 .81 3.32% $ 291,451,040 0.86% 0.52% 0.94% 86.07%(g)
Year Ended December 31, 2015 $ 22 .67 0.08 0.84 0.92 (0.08) (3.60) (3.68) $ 19 .91 4.82% $ 264,853,620 0.88% 0.35% 0.93% 114.71%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Excludes merger activity.

124 - Financial Highlights - June 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Mellon Dynamic U.S. Equity
Income Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 15 .37 0.14 (3.03) (2.89) — — — $ 12 .48 (18.80)% $ 158,744,277 0.91% 2.13% 0.91% 104.14%
Year Ended December 31, 2019 $ 14 .05 0.30 3.23 3.53 (0.41) (1.80) (2.21) $ 15 .37 26.95% $ 205,999,170 0.89% 1.97% 0.89% 43.24%
Year Ended December 31, 2018 $ 16 .82 0.31 (1.72) (1.41) (0.23) (1.13) (1.36) $ 14 .05 (9.35)% $ 186,640,442 0.89% 1.89% 0.89% 48.35%
Year Ended December 31, 2017 $ 16 .37 0.27 1.08 1.35 (0.28) (0.62) (0.90) $ 16 .82 8.67% $ 231,762,341 0.88% 1.64% 0.88% 29.90%
Year Ended December 31, 2016 $ 15 .41 0.26 2.73 2.99 (0.38) (1.65) (2.03) $ 16 .37 20.44% $ 244,068,538 0.89% 1.66% 0.89% 45.89%
Year Ended December 31, 2015 $ 19 .16 0.34 (1.29) (0.95) (0.42) (2.38) (2.80) $ 15 .41 (4.27)% $ 224,787,908 0.89% 1.93% 0.89% 45.21%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 15 .22 0.12 (2.99) (2.87) — — — $ 12 .35 (18.86)% $ 142,924,197 1.08% 1.95% 1.16% 104.14%
Year Ended December 31, 2019 $ 13 .94 0.27 3.19 3.46 (0.38) (1.80) (2.18) $ 15 .22 26.68% $ 175,914,558 1.06% 1.80% 1.14% 43.24%
Year Ended December 31, 2018 $ 16 .69 0.28 (1.70) (1.42) (0.20) (1.13) (1.33) $ 13 .94 (9.47)% $ 152,592,138 1.06% 1.72% 1.14% 48.35%
Year Ended December 31, 2017 $ 16 .26 0.24 1.07 1.31 (0.26) (0.62) (0.88) $ 16 .69 8.44% $ 190,958,599 1.05% 1.47% 1.13% 29.90%
Year Ended December 31, 2016 $ 15 .33 0.24 2.70 2.94 (0.36) (1.65) (2.01) $ 16 .26 20.21% $ 189,357,620 1.06% 1.49% 1.14% 45.89%
Year Ended December 31, 2015 $ 19 .08 0.31 (1.28) (0.97) (0.40) (2.38) (2.78) $ 15 .33 (4.44)% $ 157,058,004 1.06% 1.76% 1.14% 45.21%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - June 30, 2020 (Unaudited) - Financial Highlights - 125
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Multi-Manager Large Cap
Value Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 7 .81 0.06 (1.29) (1.23) — — — $ 6 .58 (15.75)% $ 28,110,938 0.79% 1.94% 1.04% 43.97%
Year Ended December 31, 2019 $ 8 .54 0.17 1.87 2.04 (2.03) (0.74) (2.77) $ 7 .81 25.40% $ 36,955,013 0.82% 1.78% 0.89% 58.74%
Year Ended December 31, 2018 $ 10 .86 0.17 (1.27) (1.10) (0.15) (1.07) (1.22) $ 8 .54 (11.58)% $ 33,787,691 0.79% 1.59% 0.83% 69.34%
Year Ended December 31, 2017 $ 10 .18 0.15 1.27 1.42 (0.16) (0.58) (0.74) $ 10 .86 14.54% $ 41,271,945 0.78% 1.42% 0.82% 57.60%
Year Ended December 31, 2016 $ 9 .96 0.15 1.37 1.52 (0.18) (1.12) (1.30) $ 10 .18 16.35% $ 38,084,583 0.79% 1.51% 0.82% 60.75%
Year Ended December 31, 2015 $ 11 .79 0.16 (0.56) (0.40) (0.14) (1.29) (1.43) $ 9 .96 (3.15)% $ 35,512,881 0.78% 1.40% 0.82% 64.53%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 7 .73 0.06 (1.29) (1.23) — — — $ 6 .50 (15.91)% $ 77,112,860 1.04% 1.68% 1.29% 43.97%
Year Ended December 31, 2019 $ 8 .48 0.14 1.85 1.99 (2.00) (0.74) (2.74) $ 7 .73 25.10% $ 97,802,759 1.07% 1.53% 1.14% 58.74%
Year Ended December 31, 2018 $ 10 .79 0.14 (1.26) (1.12) (0.12) (1.07) (1.19) $ 8 .48 (11.79)% $ 78,848,845 1.04% 1.33% 1.08% 69.34%
Year Ended December 31, 2017 $ 10 .11 0.12 1.27 1.39 (0.13) (0.58) (0.71) $ 10 .79 14.36% $ 104,898,610 1.03% 1.16% 1.07% 57.60%
Year Ended December 31, 2016 $ 9 .91 0.12 1.36 1.48 (0.16) (1.12) (1.28) $ 10 .11 16.05% $ 114,092,250 1.04% 1.26% 1.07% 60.75%
Year Ended December 31, 2015 $ 11 .74 0.13 (0.56) (0.43) (0.11) (1.29) (1.40) $ 9 .91 (3.44)% $ 88,360,406 1.03% 1.13% 1.07% 64.53%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

126 - Financial Highlights - June 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Multi-Manager Mid Cap Value
Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 7 .98 0.05 (1.70) (1.65) — — — $ 6 .33 (20.68)% $ 13,917,261 0.95% 1.50% 1.02% 41.30%
Year Ended December 31, 2019 $ 8 .04 0.13 1.67 1.80 (0.19) (1.67) (1.86) $ 7 .98 23.97% $ 18,104,793 0.97% 1.51% 1.00% 46.78%
Year Ended December 31, 2018 $ 11 .30 0.10 (1.27) (1.17) (0.12) (1.97) (2.09) $ 8 .04 (13.12)% $ 13,956,158 0.95% 0.95% 0.97% 57.62%
Year Ended December 31, 2017 $ 10 .61 0.15 1.28 1.43 (0.14) (0.60) (0.74) $ 11 .30 13.95% $ 14,532,915 0.94% 1.33% 0.95% 52.09%
Year Ended December 31, 2016 $ 10 .03 0.15 1.55 1.70 (0.16) (0.96) (1.12) $ 10 .61 17.72% $ 6,979,976 0.94% 1.42% 0.95% 58.02%
Year Ended December 31, 2015 $ 11 .81 0.18 (0.52) (0.34) (0.15) (1.29) (1.44) $ 10 .03 (2.75)% $ 2,872,948 0.94% 1.55% 0.95% 52.50%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 8 .04 0.05 (1.72) (1.67) — — — $ 6 .37 (20.77)% $ 275,990,376 1.04% 1.40% 1.11% 41.30%
Year Ended December 31, 2019 $ 8 .09 0.12 1.69 1.81 (0.19) (1.67) (1.86) $ 8 .04 23.85% $ 354,802,533 1.06% 1.39% 1.08% 46.78%
Year Ended December 31, 2018 $ 11 .35 0.09 (1.28) (1.19) (0.10) (1.97) (2.07) $ 8 .09 (13.15)% $ 322,782,547 1.06% 0.82% 1.08% 57.62%
Year Ended December 31, 2017 $ 10 .65 0.12 1.31 1.43 (0.13) (0.60) (0.73) $ 11 .35 13.84% $ 422,678,972 1.05% 1.11% 1.06% 52.09%
Year Ended December 31, 2016 $ 10 .06 0.12 1.57 1.69 (0.14) (0.96) (1.10) $ 10 .65 17.59% $ 421,646,285 1.05% 1.19% 1.06% 58.02%
Year Ended December 31, 2015 $ 11 .84 0.15 (0.51) (0.36) (0.13) (1.29) (1.42) $ 10 .06 (2.89)% $ 405,754,649 1.04% 1.31% 1.06% 52.50%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - June 30, 2020 (Unaudited) - Financial Highlights - 127
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Multi-Manager Small Cap
Growth Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 15 .98 (0.04) 0.63 0.59 — — — $ 16 .57 3.69% $ 73,677,911 1.09% (0.54)% 1.16% 42.47%
Year Ended December 31, 2019 $ 15 .95 (0.09) 5.38 5.29 — (5.26) (5.26) $ 15 .98 35.71% $ 76,434,127 1.10% (0.50)% 1.12% 65.88%
Year Ended December 31, 2018 $ 19 .31 (0.12) (0.88) (1.00) — (2.36) (2.36) $ 15 .95 (7.94)% $ 59,353,624 1.07% (0.61)% 1.07% 71.16%
Year Ended December 31, 2017 $ 15 .58 (0.09) 3.96 3.87 — (0.14) (0.14) $ 19 .31 24.92% $ 70,486,445 1.06% (0.49)% 1.06% 79.84%
Year Ended December 31, 2016 $ 18 .36 (0.09) 1.45 1.36 — (4.14) (4.14) $ 15 .58 8.30% $ 54,945,124 1.11% (0.51)% 1.11% 72.15%
Year Ended December 31, 2015 $ 20 .98 (0.08) 0.31 0.23 — (2.85) (2.85) $ 18 .36 0.76% $ 56,614,269 1.09% (0.40)% 1.12% 69.99%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 14 .32 (0.05) 0.56 0.51 — — — $ 14 .83 3.56% $ 45,503,082 1.34% (0.79)% 1.41% 42.47%
Year Ended December 31, 2019 $ 14 .76 (0.12) 4.94 4.82 — (5.26) (5.26) $ 14 .32 35.38% $ 45,611,535 1.35% (0.75)% 1.37% 65.88%
Year Ended December 31, 2018 $ 18 .07 (0.16) (0.79) (0.95) — (2.36) (2.36) $ 14 .76 (8.22)% $ 33,338,170 1.32% (0.86)% 1.32% 71.16%
Year Ended December 31, 2017 $ 14 .62 (0.12) 3.71 3.59 — (0.14) (0.14) $ 18 .07 24.65% $ 36,574,872 1.31% (0.74)% 1.31% 79.84%
Year Ended December 31, 2016 $ 17 .51 (0.12) 1.37 1.25 — (4.14) (4.14) $ 14 .62 8.06% $ 30,447,030 1.36% (0.76)% 1.36% 72.15%
Year Ended December 31, 2015 $ 20 .18 (0.13) 0.31 0.18 — (2.85) (2.85) $ 17 .51 0.53% $ 31,340,169 1.34% (0.67)% 1.38% 69.99%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

128 - Financial Highlights - June 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Multi-Manager Small Cap
Value Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 8 .39 0.01 (1.85) (1.84) — — — $ 6 .55 (21.93)% $ 105,511,236 1.06% 0.21% 1.17% 27.62%
Year Ended December 31, 2019 $ 10 .60 0.07 1.57 1.64 (0.09) (3.76) (3.85) $ 8 .39 19.00% $ 141,656,178 1.08% 0.63% 1.10% 127.30%
Year Ended December 31, 2018 $ 15 .34 0.08 (2.13) (2.05) (0.09) (2.60) (2.69) $ 10 .60 (16.95)% $ 132,855,497 1.06% 0.54% 1.07% 56.54%
Year Ended December 31, 2017 $ 14 .88 0.08 1.19 1.27 (0.08) (0.73) (0.81) $ 15 .34 9.06% $ 179,948,753 1.04% 0.57% 1.05% 51.07%
Year Ended December 31, 2016 $ 13 .18 0.09 3.11 3.20 (0.08) (1.42) (1.50) $ 14 .88 25.93% $ 191,007,874 1.06% 0.70% 1.06% 52.39%
Year Ended December 31, 2015 $ 15 .86 0.11 (1.07) (0.96) (0.10) (1.62) (1.72) $ 13 .18 (6.02)% $ 166,896,737 1.05% 0.74% 1.06% 40.80%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 8 .01 — (1.77) (1.77) — — — $ 6 .24 (22.10)% $ 31,617,761 1.31% (0.05)% 1.42% 27.62%
Year Ended December 31, 2019 $ 10 .29 0.04 1.51 1.55 (0.07) (3.76) (3.83) $ 8 .01 18.69% $ 39,566,334 1.33% 0.38% 1.35% 127.30%
Year Ended December 31, 2018 $ 14 .96 0.04 (2.05) (2.01) (0.06) (2.60) (2.66) $ 10 .29 (17.12)% $ 35,300,561 1.31% 0.29% 1.32% 56.54%
Year Ended December 31, 2017 $ 14 .54 0.05 1.14 1.19 (0.04) (0.73) (0.77) $ 14 .96 8.75% $ 45,811,865 1.29% 0.32% 1.30% 51.07%
Year Ended December 31, 2016 $ 12 .92 0.06 3.04 3.10 (0.06) (1.42) (1.48) $ 14 .54 25.61% $ 46,205,478 1.31% 0.47% 1.31% 52.39%
Year Ended December 31, 2015 $ 15 .59 0.07 (1.05) (0.98) (0.07) (1.62) (1.69) $ 12 .92 (6.29)% $ 36,287,147 1.30% 0.50% 1.31% 40.80%
Class IV Shares
Six Months Ended June 30,
2020 (Unaudited) $ 8 .39 0.01 (1.85) (1.84) — — — $ 6 .55 (21.93)% $ 15,690,530 1.06% 0.21% 1.17% 27.62%
Year Ended December 31, 2019 $ 10 .60 0.07 1.57 1.64 (0.09) (3.76) (3.85) $ 8 .39 19.00% $ 20,634,952 1.08% 0.63% 1.10% 127.30%
Year Ended December 31, 2018 $ 15 .34 0.08 (2.13) (2.05) (0.09) (2.60) (2.69) $ 10 .60 (16.95)% $ 18,808,929 1.06% 0.54% 1.07% 56.54%
Year Ended December 31, 2017 $ 14 .88 0.08 1.19 1.27 (0.08) (0.73) (0.81) $ 15 .34 9.07% $ 23,951,637 1.04% 0.57% 1.05% 51.07%
Year Ended December 31, 2016 $ 13 .17 0.09 3.12 3.21 (0.08) (1.42) (1.50) $ 14 .88 26.03% $ 23,739,941 1.06% 0.70% 1.06% 52.39%
Year Ended December 31, 2015 $ 15 .86 0.11 (1.08) (0.97) (0.10) (1.62) (1.72) $ 13 .17 (6.10)% $ 21,125,484 1.05% 0.74% 1.06% 40.80%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - June 30, 2020 (Unaudited) - Financial Highlights - 129
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Multi-Manager Small
Company Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 17 .02 — (1.90) (1.90) — — — $ 15 .12 (11.16)% $ 205,561,647 1.09% 0.07% 1.12% 36.10%
Year Ended December 31, 2019 $ 15 .33 0.02 3.73 3.75 (0.01) (2.05) (2.06) $ 17 .02 25.65% $ 246,025,648 1.08% 0.10% 1.10% 73.21%
Year Ended December 31, 2018 $ 22 .64 — (1.68) (1.68) — (5.63) (5.63) $ 15 .33 (12.63)% $ 225,095,575 1.07% 0.01% 1.09% 128.18%
Year Ended December 31, 2017 $ 21 .47 — 2.72 2.72 — (1.55) (1.55) $ 22 .64 13.49% $ 284,126,029 1.06% (0.01)% 1.08% 161.14%
Year Ended December 31, 2016 $ 20 .59 0.07 4.21 4.28 (0.06) (3.34) (3.40) $ 21 .47 22.83% $ 280,764,253 1.08% 0.36% 1.10% 83.36%
Year Ended December 31, 2015 $ 23 .45 0.08 (0.44) (0.36) (0.08) (2.42) (2.50) $ 20 .59 (1.63)% $ 256,333,386 1.08% 0.36% 1.09% 90.36%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 15 .66 (0.01) (1.75) (1.76) — — — $ 13 .90 (11.24)%(g) $ 39,757,358 1.34% (0.19)% 1.37% 36.10%
Year Ended December 31, 2019 $ 14 .27 (0.02) 3.46 3.44 — (2.05) (2.05) $ 15 .66 25.35% $ 46,017,820 1.33% (0.15)% 1.35% 73.21%
Year Ended December 31, 2018 $ 21 .47 (0.05) (1.52) (1.57) — (5.63) (5.63) $ 14 .27 (12.83)% $ 38,773,553 1.32% (0.25)% 1.34% 128.18%
Year Ended December 31, 2017 $ 20 .49 (0.05) 2.58 2.53 — (1.55) (1.55) $ 21 .47 13.20% $ 49,909,734 1.31% (0.26)% 1.33% 161.14%
Year Ended December 31, 2016 $ 19 .80 0.02 4.03 4.05 (0.02) (3.34) (3.36) $ 20 .49 22.54% $ 47,222,837 1.33% 0.11% 1.35% 83.36%
Year Ended December 31, 2015 $ 22 .66 0.02 (0.43) (0.41) (0.03) (2.42) (2.45) $ 19 .80 (1.94)%(g) $ 43,335,739 1.33% 0.11% 1.34% 90.36%
Class IV Shares
Six Months Ended June 30,
2020 (Unaudited) $ 17 .00 — (1.90) (1.90) — — — $ 15 .10 (11.18)% $ 17,740,560 1.09% 0.06% 1.12% 36.10%
Year Ended December 31, 2019 $ 15 .31 0.02 3.73 3.75 (0.01) (2.05) (2.06) $ 17 .00 25.69% $ 21,200,305 1.08% 0.10% 1.10% 73.21%
Year Ended December 31, 2018 $ 22 .62 — (1.68) (1.68) — (5.63) (5.63) $ 15 .31 (12.64)% $ 18,324,572 1.07% 0.01% 1.09% 128.18%
Year Ended December 31, 2017 $ 21 .45 — 2.72 2.72 — (1.55) (1.55) $ 22 .62 13.50% $ 22,515,234 1.06% (0.01)% 1.08% 161.14%
Year Ended December 31, 2016 $ 20 .58 0.07 4.20 4.27 (0.06) (3.34) (3.40) $ 21 .45 22.79% $ 21,399,542 1.08% 0.36% 1.10% 83.36%
Year Ended December 31, 2015 $ 23 .44 0.08 (0.44) (0.36) (0.08) (2.42) (2.50) $ 20 .58 (1.63)% $ 19,423,985 1.08% 0.36% 1.09% 90.36%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

130 - Financial Highlights - June 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Newton Sustainable U.S.
Equity Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 13 .36 0.06 (0.96) (0.90) — — — $ 12 .46 (6.74)% $ 6,422,883 0.87% 0.93% 0.91% 94.39%
Year Ended December 31, 2019 $ 11 .87 0.10 2.86 2.96 (0.10) (1.37) (1.47) $ 13 .36 26.01% $ 6,852,834 0.85% 0.73% 0.86% 27.03%
Year Ended December 31, 2018 $ 14 .10 0.08 (0.69) (0.61) (0.09) (1.53) (1.62) $ 11 .87 (5.79)% $ 5,265,334 0.84% 0.60% 0.85% 12.16%
Year Ended December 31, 2017 $ 13 .15 0.08 2.26 2.34 (0.08) (1.31) (1.39) $ 14 .10 18.62% $ 6,809,731 0.83% 0.60% 0.83% 17.08%
Year Ended December 31, 2016 $ 13 .39 0.11 1.17 1.28 (0.10) (1.42) (1.52) $ 13 .15 10.11% $ 6,153,499 0.83% 0.80% 0.84% 27.75%
Year Ended December 31, 2015 $ 16 .52 0.14 (0.33) (0.19) (0.12) (2.82) (2.94) $ 13 .39 (0.32)% $ 7,079,701 0.82% 0.87% 0.82% 19.43%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 13 .35 0.05 (0.96) (0.91) — — — $ 12 .44 (6.82)% $ 99,451,427 0.90% 0.90% 1.10% 94.39%
Year Ended December 31, 2019 $ 11 .85 0.09 2.87 2.96 (0.09) (1.37) (1.46) $ 13 .35 26.05% $ 112,156,448 0.92% 0.68% 1.09% 27.03%
Year Ended December 31, 2018 $ 14 .08 0.07 (0.69) (0.62) (0.08) (1.53) (1.61) $ 11 .85 (5.87)% $ 99,981,738 0.92% 0.52% 1.09% 12.16%
Year Ended December 31, 2017 $ 13 .15 0.07 2.24 2.31 (0.07) (1.31) (1.38) $ 14 .08 18.36% $ 126,770,142 0.92% 0.52% 1.08% 17.08%
Year Ended December 31, 2016 $ 13 .38 0.09 1.19 1.28 (0.09) (1.42) (1.51) $ 13 .15 10.11% $ 123,461,518 0.92% 0.70% 1.09% 27.75%
Year Ended December 31, 2015 $ 16 .51 0.12 (0.32) (0.20) (0.11) (2.82) (2.93) $ 13 .38 (0.42)% $ 130,768,172 0.91% 0.78% 1.07% 19.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - June 30, 2020 (Unaudited) - Financial Highlights - 131
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Real Estate Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 7 .83 0.08 (1.28) (1.20) — — — $ 6 .63 (15.33)% $ 141,782,195 0.85% 2.26% 0.94% 40.73%
Year Ended December 31, 2019 $ 6 .09 0.13 1.74 1.87 (0.13) — (0.13) $ 7 .83 30.70% $ 174,342,862 0.84% 1.71% 0.93% 44.83%
Year Ended December 31, 2018 $ 6 .46 0.13 (0.38) (0.25) (0.12) — (0.12) $ 6 .09 (3.92)% $ 150,214,121 0.86% 1.98% 0.95% 51.83%
Year Ended December 31, 2017 $ 6 .30 0.11 0.29 0.40 (0.14) (0.10) (0.24) $ 6 .46 6.50% $ 179,042,374 0.89% 1.74% 0.93% 157.57%
Year Ended December 31, 2016 $ 6 .49 0.10 0.39 0.49 (0.13) (0.55) (0.68) $ 6 .30 7.35% $ 191,314,926 0.92% 1.48% 0.93% 109.27%
Year Ended December 31, 2015 $ 8 .47 0.21 (0.78) (0.57) (0.19) (1.22) (1.41) $ 6 .49 (5.36)% $ 203,155,482 0.91% 2.75% 0.93% 81.74%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 7 .74 0.07 (1.27) (1.20) — — — $ 6 .54 (15.50)% $ 78,048,435 1.10% 1.99% 1.19% 40.73%
Year Ended December 31, 2019 $ 6 .02 0.11 1.72 1.83 (0.11) — (0.11) $ 7 .74 30.44% $ 105,886,776 1.09% 1.48% 1.18% 44.83%
Year Ended December 31, 2018 $ 6 .38 0.11 (0.36) (0.25) (0.11) — (0.11) $ 6 .02 (4.06)% $ 82,482,997 1.11% 1.73% 1.20% 51.83%
Year Ended December 31, 2017 $ 6 .23 0.10 0.28 0.38 (0.13) (0.10) (0.23) $ 6 .38 6.14% $ 96,399,650 1.14% 1.49% 1.18% 157.57%
Year Ended December 31, 2016 $ 6 .42 0.08 0.39 0.47 (0.11) (0.55) (0.66) $ 6 .23 7.18% $ 97,537,254 1.17% 1.23% 1.18% 109.27%
Year Ended December 31, 2015 $ 8 .40 0.19 (0.78) (0.59) (0.17) (1.22) (1.39) $ 6 .42 (5.66)% $ 96,962,239 1.16% 2.47% 1.18% 81.74%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

132 - Financial Highlights - June 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Wells Fargo Discovery Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 9 .91 (0.02) 1.10 1.08 — — — $ 10 .99 10.90% $ 432,608,259 0.82% (0.44)% 0.89% 73.44%
Year Ended December 31, 2019 $ 9 .55 (0.04) 3.49 3.45 — (3.09) (3.09) $ 9 .91 37.25% $ 415,069,441 0.85% (0.37)% 0.88% 60.07%
Year Ended December 31, 2018 $ 12 .30 (0.03) (0.36) (0.39) — (2.36) (2.36) $ 9 .55 (6.85)% $ 336,981,446 0.85% (0.28)% 0.88% 51.56%
Year Ended December 31, 2017 $ 10 .14 (0.03) 2.78 2.75 — (0.59) (0.59) $ 12 .30 27.74% $ 403,331,203 0.84% (0.29)% 0.87% 63.12%
Year Ended December 31, 2016 $ 10 .75 (0.01) 0.65 0.64 — (1.25) (1.25) $ 10 .14 6.47% $ 361,892,264 0.85% (0.12)% 0.88% 64.33%
Year Ended December 31, 2015 $ 12 .58 (0.05) 0.12 0.07 — (1.90) (1.90) $ 10 .75 (0.18)% $ 381,468,595 0.85% (0.40)% 0.88% 71.39%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 9 .23 (0.03) 1.03 1.00 — — — $ 10 .23 10.83% $ 146,219,040 1.07% (0.69)% 1.14% 73.44%
Year Ended December 31, 2019 $ 9 .08 (0.06) 3.30 3.24 — (3.09) (3.09) $ 9 .23 36.84% $ 146,505,185 1.10% (0.62)% 1.13% 60.07%
Year Ended December 31, 2018 $ 11 .82 (0.06) (0.32) (0.38) — (2.36) (2.36) $ 9 .08 (7.05)% $ 107,546,186 1.10% (0.53)% 1.13% 51.56%
Year Ended December 31, 2017 $ 9 .78 (0.06) 2.69 2.63 — (0.59) (0.59) $ 11 .82 27.52% $ 140,853,847 1.09% (0.54)% 1.12% 63.12%
Year Ended December 31, 2016 $ 10 .45 (0.04) 0.62 0.58 — (1.25) (1.25) $ 9 .78 6.06% $ 114,138,973 1.10% (0.37)% 1.13% 64.33%
Year Ended December 31, 2015 $ 12 .30 (0.08) 0.13 0.05 — (1.90) (1.90) $ 10 .45 (0.35)% $ 134,154,427 1.09% (0.64)% 1.12% 71.39%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 133
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of June 30, 2020, the Trust operates
sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the fifteen (15) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
BlackRock NVIT Equity Dividend Fund ("Equity Dividend")
Neuberger Berman NVIT Multi Cap Opportunities Fund ("Multi Cap Opportunities")
NVIT AQR Large Cap Defensive Style Fund (formerly, NVIT Nationwide Fund) ("Defensive Style")
NVIT J.P. Morgan Disciplined Equity Fund ("Disciplined Equity")
NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT Multi-Manager Large Cap Growth Fund) ("Large Cap
Growth")
NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT Dynamic U.S. Growth Fund) ("U.S. Core")
NVIT Mellon Dynamic U.S. Equity Income Fund (formerly, American Century NVIT Multi Cap Value Fund) ("U.S.
Equity Income")
NVIT Multi-Manager Large Cap Value Fund ("Large Cap Value")
NVIT Multi-Manager Mid Cap Value Fund ("Mid Cap Value")
NVIT Multi-Manager Small Cap Growth Fund ("Small Cap Growth")
NVIT Multi-Manager Small Cap Value Fund ("Small Cap Value")
NVIT Multi-Manager Small Company Fund ("Small Company")
NVIT Newton Sustainable U.S. Equity Fund (formerly, Neuberger Berman NVIT Socially Responsible Fund)
("Sustainable U.S. Equity")
NVIT Real Estate Fund ("Real Estate")
NVIT Wells Fargo Discovery Fund (formerly, NVIT Multi-Manager Mid Cap Growth Fund) ("Discovery")
Only separate accounts established by Nationwide Life
Insurance Company (“NLIC”), a wholly owned subsidiary
of NFS, hold shares of Disciplined Equity. Only separate
accounts established by NLIC and Nationwide Life and Annuity
Insurance Company (“NLAIC”), a wholly owned subsidiary of
NLIC, hold shares of Equity Dividend, Multi Cap Opportunities,
Large Cap Growth, U.S. Core, U.S. Equity Income, Large Cap
Value, Small Cap Growth, Small Cap Value, Real Estate, and
Discovery. Shares of Defensive Style, Mid Cap Value, Small
Company, and Sustainable U.S. Equity are held by separate
accounts established by NLIC and NLAIC and other unaffiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II, Class
IV and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund
and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each of the Funds, except Real Estate, is a diversified fund as defined in the 1940 Act. Real Estate is a non-diversified fund, as defined in the 1940 Act.
Effective January 15, 2020, NVIT Multi-Manager Large Cap
Growth Fund was renamed “NVIT Jacobs Levy Large Cap
Growth Fund ” and NVIT Multi-Manager Mid Cap Growth Fund
was renamed “NVIT Wells Fargo Discovery Fund”.
Effective April 1, 2020, American Century NVIT Multi Cap Value
Fund was renamed "NVIT Mellon Dynamic U.S. Equity Income
Fund".
Effective April 30, 2020, NVIT Nationwide Fund was renamed
“NVIT AQR Large Cap Defensive Style Fund” and NVIT
Dynamic U.S. Growth Fund was renamed "NVIT Mellon
Dynamic U.S. Core Fund".
Effective May 11, 2020, Neuberger Berman NVIT Socially
Responsible Fund was renamed "NVIT Newton Sustainable
U.S. Equity Fund".
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements

134 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Equity Funds
requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time.” Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades.
Shares of registered open-end management investment
companies are valued at net asset value (“NAV”) as reported
by such company. Shares of exchange traded funds are
generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited
partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes.
Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Equity securities, shares of registered open-end management
investment companies, shares of exchange traded funds and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations

Equity Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 135
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Equity Dividend
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 7,012,477 $ – $ 7,012,477
Air Freight & Logistics 1,599,910 – – 1,599,910
Automobiles 4,721,486 – – 4,721,486
Banks 35,739,970 – – 35,739,970
Beverages 4,874,107 – – 4,874,107
Capital Markets 19,121,058 – – 19,121,058
Chemicals 5,177,403 – – 5,177,403
Communications Equipment 6,219,342 – – 6,219,342
Construction Materials – 759,893 – 759,893
Consumer Finance 2,285,752 – – 2,285,752
Diversified Financial Services 7,598,225 – – 7,598,225
Diversified Telecommunication Services 14,281,812 – – 14,281,812
Electric Utilities 12,025,894 – – 12,025,894
Food Products – 3,981,415 – 3,981,415
Health Care Equipment & Supplies 7,983,035 10,746,003 – 18,729,038
Health Care Providers & Services 22,393,233 – – 22,393,233
Household Durables 2,289,880 2,958,393 – 5,248,273
Household Products – 4,516,250 – 4,516,250
Industrial Conglomerates 4,182,057 5,088,703 – 9,270,760
Insurance 24,478,312 – – 24,478,312
IT Services 12,280,055 – – 12,280,055
Media 10,484,913 – – 10,484,913
Multiline Retail 2,320,221 – – 2,320,221
Multi-Utilities 5,907,507 – – 5,907,507
Oil, Gas & Consumable Fuels 17,648,915 6,659,187 – 24,308,102
Personal Products 7,651,330 – – 7,651,330
Pharmaceuticals 2,493,408 21,553,825 – 24,047,233
Road & Rail 2,835,304 – – 2,835,304
Semiconductors & Semiconductor
Equipment 4,512,823 – – 4,512,823
Software 7,902,811 – – 7,902,811
Specialty Retail 8,595,054 – – 8,595,054
Technology Hardware, Storage &
Peripherals – 5,770,987 – 5,770,987
Tobacco 6,885,392 879,851 – 7,765,243

136 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Equity Funds
Level 1 Level 2 Level 3 Total
Assets:
Trading Companies & Distributors $ – $ 3,326,188 $ – $ 3,326,188
Total Common Stocks $ 264,489,209 $ 73,253,172 $ – $ 337,742,381
Master Limited Partnership 4,730,578 – – 4,730,578
Repurchase Agreement – 168,000 – 168,000
Total $ 269,219,787 $ 73,421,172 $ – $ 342,640,959
Multi Cap Opportunities
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 197,510,999 $ – $ – $ 197,510,999
Total $ 197,510,999 $ – $ – $ 197,510,999
Defensive Style
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 636,898,414 $ – $ – $ 636,898,414
Futures Contracts 53,149 – – 53,149
Repurchase Agreements – 8,203,911 – 8,203,911
Right 1,455 – – 1,455
Total $ 636,953,018 $ 8,203,911 $ – $ 645,156,929
Disciplined Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 6,291,901 $ – $ – $ 6,291,901
Repurchase Agreement – 65 – 65
Rights 1,113 – – 1,113
Total $ 6,293,014 $ 65 $ – $ 6,293,079
Large Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 187,923,955 $ – $ – $ 187,923,955
Repurchase Agreements – 3,519,461 – 3,519,461
Total Return Swaps* – 1,952,133 – 1,952,133
Total Assets $ 187,923,955 $ 5,471,594 $ – $ 193,395,549
Liabilities:
Total Return Swaps* $ – $ (2,215,455) $ – $ (2,215,455)
Total Liabilities $ – $ (2,215,455) $ – $ (2,215,455)
Total $ 187,923,955 $ 3,256,139 $ – $ 191,180,094
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,390,993,234 $ – $ – $ 1,390,993,234
Futures Contracts 415,610 – – 415,610
Purchased Options 13,605,526 – – 13,605,526
Repurchase Agreements – 3,513,217 – 3,513,217
Right 3,489 – – 3,489

Equity Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 137
Level 1 Level 2 Level 3 Total
Assets:
Short-Term Investment $ – $ 122,961,357 $ – $ 122,961,357
Total Assets $ 1,405,017,859 $ 126,474,574 $ – $ 1,531,492,433
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (18,857) $ – $ – $ (18,857)
Total Liabilities $ (18,857) $ – $ – $ (18,857)
Total $ 1,404,999,002 $ 126,474,574 $ – $ 1,531,473,576
U.S. Equity Income
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 270,533,907 $ – $ – $ 270,533,907
Purchased Options 2,555,084 – – 2,555,084
Repurchase Agreements – 10,372,998 – 10,372,998
Short-Term Investments – 12,627,810 – 12,627,810
Total Assets $ 273,088,991 $ 23,000,808 $ – $ 296,089,799
Liabilities:
Futures Contracts $ (1,950,532) $ – $ – $ (1,950,532)
Total Liabilities $ (1,950,532) $ – $ – $ (1,950,532)
Total $ 271,138,459 $ 23,000,808 $ – $ 294,139,267
Large Cap Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 1,521,311 $ 188,144 $ – $ 1,709,455
Airlines 412,792 – – 412,792
Auto Components 393,998 – – 393,998
Automobiles 962,640 – – 962,640
Banks 6,410,573 – – 6,410,573
Beverages 1,450,351 – – 1,450,351
Biotechnology 1,378,315 – – 1,378,315
Building Products 1,170,083 347,296 – 1,517,379
Capital Markets 6,126,503 240,197 – 6,366,700
Chemicals 2,603,177 – – 2,603,177
Commercial Services & Supplies 190,108 – – 190,108
Communications Equipment 1,637,268 – – 1,637,268
Construction & Engineering 467,857 – – 467,857
Construction Materials 583,652 339,351 – 923,003
Consumer Finance 980,908 – – 980,908
Diversified Financial Services 3,007,199 – – 3,007,199
Diversified Telecommunication Services 1,378,821 – – 1,378,821
Electric Utilities 4,035,473 486,413 – 4,521,886
Electrical Equipment 1,445,947 – – 1,445,947
Electronic Equipment, Instruments &
Components 1,153,098 – – 1,153,098
Energy Equipment & Services 616,651 – – 616,651
Entertainment 929,702 – – 929,702
Equity Real Estate Investment Trusts
(REITs) 4,970,298 – – 4,970,298
Food & Staples Retailing 1,285,488 – – 1,285,488
Food Products 2,126,859 – – 2,126,859
Health Care Equipment & Supplies 3,971,445 – – 3,971,445
Health Care Providers & Services 4,576,362 – – 4,576,362
Hotels, Restaurants & Leisure 973,321 366,544 – 1,339,865
Household Durables 788,632 – – 788,632
Household Products 1,133,864 – – 1,133,864

138 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Equity Funds
Level 1 Level 2 Level 3 Total
Assets:
Independent Power and Renewable
Electricity Producers $ 707,318 $ – $ – $ 707,318
Industrial Conglomerates 421,914 – – 421,914
Insurance 5,277,642 – – 5,277,642
Interactive Media & Services 1,493,902 – – 1,493,902
Internet & Direct Marketing Retail 320,662 – – 320,662
IT Services 2,390,004 – – 2,390,004
Machinery 2,114,590 – – 2,114,590
Media 2,468,189 – – 2,468,189
Metals & Mining 1,464,523 – – 1,464,523
Multiline Retail 1,438,678 – – 1,438,678
Multi-Utilities 668,964 – – 668,964
Oil, Gas & Consumable Fuels 4,851,771 – – 4,851,771
Paper & Forest Products 323,267 – – 323,267
Pharmaceuticals 3,960,761 – – 3,960,761
Road & Rail 1,051,525 – – 1,051,525
Semiconductors & Semiconductor
Equipment 5,807,462 – – 5,807,462
Software 1,234,409 – – 1,234,409
Specialty Retail 702,141 – – 702,141
Technology Hardware, Storage &
Peripherals 713,781 544,273 – 1,258,054
Textiles, Apparel & Luxury Goods 1,859,614 – – 1,859,614
Tobacco 1,968,593 – – 1,968,593
Wireless Telecommunication Services 1,429,146 – – 1,429,146
Total Common Stocks $ 101,351,552 $ 2,512,218 $ – $ 103,863,770
Exchange Traded Fund 303,624 – – 303,624
Repurchase Agreements – 4,404,826 – 4,404,826
Right 142 – – 142
Total $ 101,655,318 $ 6,917,044 $ – $ 108,572,362
Mid Cap Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 5,110,335 $ 680,801 $ – $ 5,791,136
Airlines 2,017,913 – – 2,017,913
Auto Components 3,260,469 – – 3,260,469
Automobiles 838,609 – – 838,609
Banks 8,148,031 – – 8,148,031
Beverages 2,209,348 – – 2,209,348
Biotechnology 3,466,421 – – 3,466,421
Building Products 1,647,665 – – 1,647,665
Capital Markets 5,669,500 – – 5,669,500
Chemicals 8,155,852 – – 8,155,852
Commercial Services & Supplies 4,572,975 – – 4,572,975
Communications Equipment 2,021,898 – – 2,021,898
Consumer Finance 5,931,465 – – 5,931,465
Containers & Packaging 6,565,422 – – 6,565,422
Distributors 3,134,499 – – 3,134,499
Diversified Consumer Services 2,693,603 – – 2,693,603
Diversified Telecommunication Services 2,069,592 – – 2,069,592
Electric Utilities 21,030,504 – – 21,030,504
Electrical Equipment 5,184,642 727,688 – 5,912,330
Electronic Equipment, Instruments &
Components 986,021 – – 986,021
Energy Equipment & Services 1,387,547 – – 1,387,547
Equity Real Estate Investment Trusts
(REITs) 16,127,044 – – 16,127,044

Equity Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 139
Level 1 Level 2 Level 3 Total
Assets:
Food & Staples Retailing $ 3,795,315 $ 1,404,972 $ – $ 5,200,287
Food Products 9,018,664 775,982 – 9,794,646
Gas Utilities 6,499,459 – – 6,499,459
Health Care Equipment & Supplies 9,851,165 370,539 – 10,221,704
Health Care Providers & Services 16,084,369 – – 16,084,369
Health Care Technology 1,129,704 – – 1,129,704
Hotels, Restaurants & Leisure 4,327,544 867,751 – 5,195,295
Household Products 683,993 – – 683,993
Independent Power and Renewable
Electricity Producers 1,530,564 – – 1,530,564
Insurance 26,878,402 – – 26,878,402
Internet & Direct Marketing Retail 6,587,458 – – 6,587,458
IT Services 3,067,270 – – 3,067,270
Machinery 7,207,597 904,932 – 8,112,529
Media 14,038,208 – – 14,038,208
Mortgage Real Estate Investment Trusts
(REITs) 1,916,176 – – 1,916,176
Multiline Retail 2,963,272 – – 2,963,272
Multi-Utilities 4,642,317 – – 4,642,317
Oil, Gas & Consumable Fuels 9,010,221 – – 9,010,221
Paper & Forest Products – 993,525 – 993,525
Pharmaceuticals 1,114,434 – – 1,114,434
Road & Rail 1,962,787 – – 1,962,787
Semiconductors & Semiconductor
Equipment 6,714,154 – – 6,714,154
Software 2,929,854 – – 2,929,854
Specialty Retail 5,334,346 – – 5,334,346
Technology Hardware, Storage &
Peripherals 3,176,827 – – 3,176,827
Thrifts & Mortgage Finance 763,015 – – 763,015
Trading Companies & Distributors 6,240,440 – – 6,240,440
Wireless Telecommunication Services 908,497 – – 908,497
Total Common Stocks $ 270,605,407 $ 6,726,190 $ – $ 277,331,597
Exchange Traded Fund 2,617,096 – – 2,617,096
Forward Foreign Currency Contracts – 31,594 – 31,594
Repurchase Agreements – 7,527,127 – 7,527,127
Total Assets $ 273,222,503 $ 14,284,911 $ – $ 287,507,414
Liabilities:
Forward Foreign Currency Contracts $ – $ (794) $ – $ (794)
Total Liabilities $ – $ (794) $ – $ (794)
Total $ 273,222,503 $ 14,284,117 $ – $ 287,506,620
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 118,116,088 $ – $ – $ 118,116,088
Exchange Traded Fund 88,127 – – 88,127
Repurchase Agreements – 15,532,936 – 15,532,936
Total $ 118,204,215 $ 15,532,936 $ – $ 133,737,151
Small Cap Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 1,219,589 $ – $ – $ 1,219,589
Air Freight & Logistics 485,261 – – 485,261
Auto Components 4,903,150 – – 4,903,150

140 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Equity Funds
Level 1 Level 2 Level 3 Total
Assets:
Banks $ 10,994,956 $ – $ – $ 10,994,956
Biotechnology 3,044,201 – – 3,044,201
Building Products 2,577,813 – – 2,577,813
Capital Markets 9,263,606 – – 9,263,606
Chemicals 3,287,032 – – 3,287,032
Commercial Services & Supplies 14,018,684 – – 14,018,684
Communications Equipment 2,528,744 – – 2,528,744
Construction & Engineering 3,344,043 – – 3,344,043
Consumer Finance 1,518,880 – – 1,518,880
Containers & Packaging 83,577 – – 83,577
Diversified Consumer Services 1,237,400 – – 1,237,400
Diversified Financial Services 306,007 – – 306,007
Diversified Telecommunication Services 203,303 – – 203,303
Electric Utilities 989,456 – – 989,456
Electrical Equipment 4,033,994 – – 4,033,994
Electronic Equipment, Instruments &
Components 5,614,576 – – 5,614,576
Energy Equipment & Services 479,507 – – 479,507
Entertainment 129,998 – – 129,998
Equity Real Estate Investment Trusts
(REITs) 5,293,920 – – 5,293,920
Food & Staples Retailing 572,963 – – 572,963
Food Products 151,836 – – 151,836
Gas Utilities 905,107 – – 905,107
Health Care Equipment & Supplies 3,185,918 – – 3,185,918
Health Care Providers & Services 4,594,757 – – 4,594,757
Health Care Technology 1,168,970 – – 1,168,970
Hotels, Restaurants & Leisure 523,975 – – 523,975
Household Durables 917,278 – – 917,278
Household Products 94,139 – – 94,139
Insurance 6,736,109 – – 6,736,109
Interactive Media & Services 835,621 – – 835,621
Internet & Direct Marketing Retail 359,785 – – 359,785
IT Services 4,524,189 – – 4,524,189
Leisure Products 1,093,099 – – 1,093,099
Life Sciences Tools & Services 32,257 – – 32,257
Machinery 6,234,412 – – 6,234,412
Media 2,214,911 – – 2,214,911
Metals & Mining 583,175 – – 583,175
Oil, Gas & Consumable Fuels 3,836,118 – – 3,836,118
Paper & Forest Products 1,709,363 – – 1,709,363
Pharmaceuticals 598,079 – – 598,079
Professional Services 1,333,244 – – 1,333,244
Real Estate Management & Development 3,589,181 – – 3,589,181
Road & Rail 2,086,364 – – 2,086,364
Semiconductors & Semiconductor
Equipment 6,816,589 – – 6,816,589
Software 5,513,974 – – 5,513,974
Specialty Retail 4,009,347 – – 4,009,347
Technology Hardware, Storage &
Peripherals 269,878 – – 269,878
Textiles, Apparel & Luxury Goods 501,392 – – 501,392
Thrifts & Mortgage Finance 2,264,991 – – 2,264,991
Trading Companies & Distributors 5,366,119 – – 5,366,119
Wireless Telecommunication Services 49,953 – – 49,953
Total Common Stocks $ 148,230,790 $ – $ – $ 148,230,790
Repurchase Agreements – 9,708,417 – 9,708,417
Total $ 148,230,790 $ 9,708,417 $ – $ 157,939,207

Equity Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 141
Small Company
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 5,172,548 $ – $ – $ 5,172,548
Air Freight & Logistics 903,457 – – 903,457
Auto Components 7,653,701 – – 7,653,701
Banks 23,939,061 – – 23,939,061
Biotechnology 8,889,401 – – 8,889,401
Building Products 5,790,131 – – 5,790,131
Capital Markets 6,194,054 – – 6,194,054
Chemicals 4,265,892 – – 4,265,892
Commercial Services & Supplies 3,600,992 – – 3,600,992
Communications Equipment 5,462,513 – – 5,462,513
Construction & Engineering 2,663,274 – – 2,663,274
Construction Materials 517,631 – – 517,631
Consumer Finance 2,955,653 – – 2,955,653
Containers & Packaging 463,309 – – 463,309
Distributors 2,548,238 – – 2,548,238
Diversified Consumer Services 3,951,321 – – 3,951,321
Diversified Financial Services 596,594 – – 596,594
Diversified Telecommunication Services 957,064 – – 957,064
Electric Utilities 1,924,389 – – 1,924,389
Electrical Equipment 1,581,058 – – 1,581,058
Electronic Equipment, Instruments &
Components 3,572,464 – – 3,572,464
Energy Equipment & Services 1,033,473 – – 1,033,473
Entertainment 3,294,159 – – 3,294,159
Equity Real Estate Investment Trusts
(REITs) 10,525,053 – – 10,525,053
Food & Staples Retailing 2,907,345 – – 2,907,345
Food Products 2,421,741 – – 2,421,741
Gas Utilities 1,726,181 – – 1,726,181
Health Care Equipment & Supplies 16,900,476 – – 16,900,476
Health Care Providers & Services 6,494,968 – – 6,494,968
Health Care Technology 5,962,303 – – 5,962,303
Hotels, Restaurants & Leisure 6,505,237 – – 6,505,237
Household Durables 3,717,542 – – 3,717,542
Household Products 333,541 – – 333,541
Insurance 10,754,440 – – 10,754,440
Interactive Media & Services 1,645,722 – – 1,645,722
Internet & Direct Marketing Retail 1,038,528 – – 1,038,528
IT Services 6,040,284 – – 6,040,284
Leisure Products 2,438,085 – – 2,438,085
Life Sciences Tools & Services 6,994,254 – – 6,994,254
Machinery 11,453,271 – – 11,453,271
Media 3,552,734 – – 3,552,734
Metals & Mining 1,966,559 – – 1,966,559
Oil, Gas & Consumable Fuels 7,335,794 – – 7,335,794
Paper & Forest Products 1,812,321 – – 1,812,321
Pharmaceuticals 1,187,062 – – 1,187,062
Professional Services 2,695,611 – – 2,695,611
Real Estate Management & Development 257,250 – – 257,250
Road & Rail 2,082,869 – – 2,082,869
Semiconductors & Semiconductor
Equipment 15,242,406 – – 15,242,406
Software 18,065,047 – – 18,065,047
Specialty Retail 2,507,756 – – 2,507,756
Technology Hardware, Storage &
Peripherals 406,978 – – 406,978
Textiles, Apparel & Luxury Goods 971,988 – – 971,988
Thrifts & Mortgage Finance 3,739,790 – – 3,739,790
Trading Companies & Distributors 4,340,701 – – 4,340,701

142 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Equity Funds
Level 1 Level 2 Level 3 Total
Assets:
Wireless Telecommunication Services $ 91,735 $ – $ – $ 91,735
Total Common Stocks $ 262,045,949 $ – $ – $ 262,045,949
Corporate Bonds – – – –
Preferred Stock – – – –
Repurchase Agreements – 12,301,558 – 12,301,558
Right – – – –
Total $ 262,045,949 $ 12,301,558 $ – $ 274,347,507
Sustainable U.S. Equity
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Banks $ 5,138,490 $ – $ – $ 5,138,490
Beverages 3,266,822 – – 3,266,822
Biotechnology 3,046,824 – – 3,046,824
Capital Markets 2,825,966 – – 2,825,966
Chemicals 4,321,118 – – 4,321,118
Communications Equipment 2,938,320 – – 2,938,320
Diversified Telecommunication Services 3,379,469 – – 3,379,469
Electric Utilities 3,170,089 – – 3,170,089
Electrical Equipment 593,588 – – 593,588
Food & Staples Retailing 2,395,359 – – 2,395,359
Health Care Equipment & Supplies 6,418,801 – – 6,418,801
Household Durables 1,595,219 – – 1,595,219
Industrial Conglomerates 1,364,634 – – 1,364,634
Insurance 2,969,470 – – 2,969,470
Interactive Media & Services 4,862,494 – – 4,862,494
Internet & Direct Marketing Retail 11,219,969 – – 11,219,969
IT Services 8,597,680 – – 8,597,680
Mortgage Real Estate Investment Trusts
(REITs) 585,200 – – 585,200
Multiline Retail 2,571,885 – – 2,571,885
Multi-Utilities 1,472,184 – – 1,472,184
Pharmaceuticals 3,012,854 – – 3,012,854
Semiconductors & Semiconductor
Equipment 6,069,556 – – 6,069,556
Software 9,445,309 – – 9,445,309
Technology Hardware, Storage &
Peripherals 7,835,174 – – 7,835,174
Textiles, Apparel & Luxury Goods 3,206,235 – – 3,206,235
Trading Companies & Distributors – 1,413,589 – 1,413,589
Total Common Stocks $ 102,302,709 $ 1,413,589 $ – $ 103,716,298
Total $ 102,302,709 $ 1,413,589 $ – $ 103,716,298
Real Estate
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 219,402,535 $ – $ – $ 219,402,535
Total $ 219,402,535 $ – $ – $ 219,402,535
Discovery
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 570,986,102 $ – $ – $ 570,986,102

Equity Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 143
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. Dollar and/or foreign
currency balances with the Funds’ custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds’ borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At June 30, 2020, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures
contracts and/or indexes. Such option investments are
utilized to manage currency exposures and/or hedge against
movements in the values of the foreign currencies in which
the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet each Fund's stated investment strategies as shown in the
Fund's Prospectus.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 43,817,536 $ – $ 43,817,536
Total $ 570,986,102 $ 43,817,536 $ – $ 614,803,638
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
* Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation /( depreciation).
During the six months ended June 30, 2020, Small Cap Value held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
During the six months ended June 30, 2020, Small Company held two corporate bonds, three common stocks, one preferred stock and one rights investment that were categorized as Level 3 investments which were each valued at $0.

144 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Equity Funds
options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under
an option by entering into a closing transaction. Closing
transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty
risk. To the extent required by Securities and Exchange
Commission (“SEC”) guidelines, a Fund will not enter into
any options transactions unless it owns either (i) an offsetting
(“covered”) position in securities, other options, or futures or (ii)
cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures
Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or
a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value”, in the Statement of Investments and in the Statements of
Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized
appreciation/depreciation in the value of investment securities”, as applicable.
(e) Swap Contracts
Total Return Swap Contracts — Certain Funds entered into
total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly
in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment
performance that would have been achieved if the notional
amount of the total return swap contract had been invested
in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest.
The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Certain Funds entered into total return swap contracts on a net basis, which means that the two payment streams are netted
out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at
the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets.
Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-
market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data
factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments
within the hierarchy.
Certain Funds' swap agreements are disclosed in the
Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Variation margin receivable/payable on centrally cleared interest rate swap contracts” for centrally cleared swaps, in a table in the
Statement of Investments, and in the Statements of Operations
under “Net realized gains (losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/
depreciation in the value of swap contracts.”, as applicable.
(f) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the

Equity Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 145
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
Certain Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency
contracts,” in a table in the Statement of Investments and in the
Statements of Operations under “Net realized gains (losses)
from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts.”, as applicable.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts.”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2020:
Defensive Style
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts
Equity risk Receivable for variation margin on futures contracts $ 53,149
Total $ 53,149

146 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Equity Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2020
Large Cap Growth
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts
(a)
Equity risk Swap contracts, at value $ 1,952,13 3
Total $ 1,952,13 3
Liabilities:
Swap Contracts
(a)
Equity risk Swap contracts, at value $ (2,215,455)
Total $ (2,215,455)
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 3,925,135
Interest rate risk Investment securities, at value 9,680,391
Futures Contracts
Equity risk Payable for variation margin on futures contracts 415,610
Total $ 14,021,136
Liabilities:
Futures Contracts
Interest rate risk Payable for variation margin on futures contracts $ (18,857)
Total $ (18,857)
U.S. Equity Income
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 751,240
Interest rate risk Investment securities, at value 1,803,844
Total $ 2,555,084
Liabilities:
Futures Contracts
Equity risk Payable for variation margin on futures contracts $ (1,946,609)
Interest rate risk Payable for variation margin on futures contracts (3,923)
Total $ (1,950,532)
Mid Cap Value
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 31,594
Total $ 31,594
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (794)
Total $ (794)
(a) Includes cumulative appreciation /( depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
(b) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation /( depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Defensive Style
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (928,142)
Total $ (928,142)

Equity Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 147
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2020
Large Cap Growth
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ (375,448)
Total $ (375,448)
U.S. Core
Realized Gains (Losses): Total
Purchased Options(a)
Equity risk $ (11,357,433)
Interest rate risk 33,917,141
Futures Contracts
Equity risk (41,838,819)
Interest rate risk 31,347,738
Total $ 12,068,627
U.S. Equity Income
Realized Gains (Losses): Total
Purchased Options(a)
Equity risk $ (29,592)
Interest rate risk 261,965
Forward Foreign Currency Contracts
Currency risk 1,054,807
Futures Contracts
Equity risk 1,561,116
Interest rate risk (93,966)
Total $ 2,754,330
Mid Cap Value
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ 206,10 5
Total $ 206,10 5
(a) Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
Defensive Style
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (68,977)
Total $ (68,977)
Large Cap Growth
Unrealized Appreciation /Depreciation: Total
Swap Contracts
Equity risk $ (263,322)
Total $ (263,322)
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options(a)
Equity risk $ 1,028,745
Interest rate risk (479,486)
Futures Contracts
Equity risk 2,215,744
Interest rate risk (18,857)
Total $ 2,746,146

148 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Equity Funds
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2020:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain
Funds mitigate their counterparty risk, certain Funds entered into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or a similar
U.S. Equity Income
Unrealized Appreciation/Depreciation: Total
Purchased Options(a)
Equity risk $ 197,769
Interest rate risk (89,089)
Forward Foreign Currency Contracts
Currency risk 205,003
Futures Contracts
Equity risk (1,946,609)
Interest rate risk (3,923)
Total $ (1,636,849)
Mid Cap Value
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ 112,701
Total $ 112,701
(a) Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."
Defensive Style
Futures Contracts:
Average Notional Balance Long $ 6,016,796
Large Cap Growth
Swap Contracts:
Average Notional Balance – Receives Float Rate $ 38,378,839
Average Notional Balance – Pays Float Rate $ 37,796,170
U.S. Core
Options:
Average Value Purchased $ 21,912,909
Average Number of Purchased Option Contracts 2,907
Futures Contracts:
Average Notional Balance Long $ 288,445,983
Average Notional Balance Short $ 14,420,906
U.S. Equity Income
Options:
Average Value Purchased $ 1,310,721
Average Number of Purchased Option Contracts 214
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 640,662
Average Settlement Value Sold $ 10,069,146
Futures Contracts:
Average Notional Balance Long $ 13,771,573
Average Notional Balance Short $ 14,856,856
Mid Cap Value
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 894,862
Average Settlement Value Sold $ 8,122,676

Equity Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 149
agreement with each of their derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between
certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may,
under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement
typically permit a single net payment in the event of default
(close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
At June 30, 2020, certain Funds have entered into futures
contracts. The futures contract agreement does not provide for a netting arrangement.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and
Liabilities."
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts, OTC swaptions, and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2020:
Large Cap Growth
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
JPMorgan Chase Bank NA Swap Contracts $ 1,952,133 $ (1,952,133) $ — $ —
Total $ 1,952,133 $ (1,952,133) $ — $ —
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
JPMorgan Chase Bank NA Swap Contracts $ (2,215,455) $ 1,952,133 $ — $ (263,3 22)
Total $ (2,215,455) $ 1,952,133 $ — $ (263,322)
Amounts designated as “—” are zero.
Mid Cap Value
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
Bank of America NA
Forward Foreign
Currency Contracts $ 6,505 $ (374) $ — $ 6,131
Credit Suisse International
Forward Foreign
Currency Contracts 5,892 — — 5,892
Goldman Sachs International
Forward Foreign
Currency Contracts 2,260 (42) — 2,218
JPMorgan Chase Bank
Forward Foreign
Currency Contracts 14,525 (276) — 14,249
Morgan Stanley Co., Inc.
Forward Foreign
Currency Contracts 2,348 — — 2,348

150 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Equity Funds
(h) Securities Lending
During the six months ended June 30, 2020, certain
funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to
any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest
income”, as applicable, on the Statements of Operations. The
Funds also receive interest that would have been earned on
the securities loaned while simultaneously seeking to earn
income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less
expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and
reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good
standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2020, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
UBS AG
Forward Foreign
Currency Contracts $ 64 $ (64) — $ —
Total $ 31,594 $ (756) $ — $ 30,838
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
Bank of America NA
Forward Foreign
Currency Contracts $ (374) $ 374 $ — $ —
Goldman Sachs International
Forward Foreign
Currency Contracts (42) 42 — —
JPMorgan Chase Bank
Forward Foreign
Currency Contracts (276) 276 — —
UBS AG
Forward Foreign
Currency Contracts (102) 64 — (38)
Total $ (794) $ 756 $ — $ (38)
Amounts designated as “—” are zero.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Equity Dividend $ 168,000
Defensive Style 8,203,911
Disciplined Equity 65
Large Cap Growth 3,519,461
U.S. Core 3,513,217
U.S. Equity Income 10,372,998

Equity Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 151
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to
make the Fund whole. These remedies include purchasing
replacement securities by applying the collateral held from
the defaulting borrower against the purchase cost of the
replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by
purchasing replacement securities at JPMorgan’s expense, or
paying the Fund an amount equal to the market value of the
replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.
At June 30, 2020, the Securities Lending Agency Agreement
does not permit the Funds to enforce a netting arrangement.
(i) Joint Repurchase Agreements
During the six months ended June 30, 2020, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan,
the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a
pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share
of proceeds from any repurchase or other disposition of the
underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon
or JPMorgan takes possession of the collateral pledged for
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value
is equal to or greater than the repurchase price, including
accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the
seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Large Cap Value $ 4,404,826
Mid Cap Value 7,527,127
Small Cap Growth 15,532,936
Small Cap Value 9,708,417
Small Company 12,301,558
Discovery 43,817,536
At June 30, 2020, the joint repos on a gross basis were as follows:
Bank of America NA, 0.09%, dated 6/30/2020, due 7/1/2020, repurchase price $147,421,822, collateralized by U.S. Government
Agency Securities, 3.00%, maturing 7/20/2049; total market value $150,369,883.
BofA Securities, Inc., 0.09%, dated 6/30/2020, due 7/1/2020, repurchase price $32,000,080, collateralized by U.S. Government
Agency Securities, 0.15%, maturing 12/14/2020; total market value $32,643,027.
CF Secured, LLC, 0.09%, dated 6/30/2020, due 7/1/2020, repurchase price $42,960,808, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 5.00%, maturing 9/8/2020 - 7/20/2069; total market value $43,820,027.

152 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Equity Funds
As of June 30, 2020, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
NatWest Markets Securities, Inc., 0.08%, dated 6/30/2020, due 7/7/2020, repurchase price $150,002,333, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 4.25%, maturing 1/15/2021 - 2/15/2042; total market value
$153,000,412.
Nomura Securities International, Inc., 0.07%, dated 6/30/2020, due 7/1/2020, repurchase price $86,100,167, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 8/31/2021 - 5/15/2050; total market value
$87,822,005.
Pershing LLC, 0.14%, dated 6/30/2020, due 7/1/2020, repurchase price $69,200,269, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.00%, maturing 7/23/2020 - 12/20/2069; total market value $70,584,025.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Equity Dividend
Bank of America
NA $ 168,000 $ – $ 168,000 $ (168,000) $ –
Total $ 168,000 $ – $ 168,000 $ (168,000) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Defensive Style
Bank of America
NA $ 6,203,911 $ – $ 6,203,911 $ (6,203,911) $ –
Defensive Style
NatWest Markets
Securities, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Defensive Style Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 8,203,911 $ – $ 8,203,911 $ (8,203,911) $ –

Equity Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 153
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Disciplined Equity
Bank of America
NA $ 65 $ – $ 65 $ (65) $ –
Total $ 65 $ – $ 65 $ (65) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Large Cap
Growth
Bank of America
NA $ 3,019,461 $ – $ 3,019,461 $ (3,019,461) $ –
Large Cap
Growth Pershing LLC 500,000 – 500,000 (500,000) –
Total $ 3,519,461 $ – $ 3,519,461 $ (3,519,461) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
U.S. Core
Bank of America
NA $ 3,013,217 $ – $ 3,013,217 $ (3,013,217) $ –
U.S. Core Pershing LLC 500,000 – 500,000 (500,000) –
Total $ 3,513,217 $ – $ 3,513,217 $ (3,513,217) $ –

154 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Equity Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
U.S. Equity
Income
Bank of America
NA $ 6,372,998 $ – $ 6,372,998 $ (6,372,998) $ –
U.S. Equity
Income CF Secured, LLC 2,000,000 – 2,000,000 (2,000,000) –
U.S. Equity
Income
NatWest Markets
Securities, Inc. 1,000,000 – 1,000,000 (1,000,000) –
U.S. Equity
Income Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 10,372,998 $ – $ 10,372,998 $ (10,372,998) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Large Cap Value
Bank of America
NA $ 3,904,826 $ – $ 3,904,826 $ (3,904,826) $ –
Large Cap Value Pershing LLC 500,000 – 500,000 (500,000) –
Total $ 4,404,826 $ – $ 4,404,826 $ (4,404,826) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Mid Cap Value
Bank of America
NA $ 3,527,127 $ – $ 3,527,127 $ (3,527,127) $ –
Mid Cap Value
NatWest Markets
Securities, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Mid Cap Value Pershing LLC 3,000,000 – 3,000,000 (3,000,000) –
Total $ 7,527,127 $ – $ 7,527,127 $ (7,527,127) $ –

Equity Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 155
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Cap
Growth
Bank of America
NA $ 3,532,936 $ – $ 3,532,936 $ (3,532,936) $ –
Small Cap
Growth CF Secured, LLC 5,000,000 – 5,000,000 (5,000,000) –
Small Cap
Growth
NatWest Markets
Securities, Inc. 6,000,000 – 6,000,000 (6,000,000) –
Small Cap
Growth Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 15,532,936 $ – $ 15,532,936 $ (15,532,936) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Cap Value
Bank of America
NA $ 6,508,417 $ – $ 6,508,417 $ (6,508,417) $ –
Small Cap Value CF Secured, LLC 1,000,000 – 1,000,000 (1,000,000) –
Small Cap Value
NatWest Markets
Securities, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Small Cap Value Pershing LLC 200,000 – 200,000 (200,000) –
Total $ 9,708,417 $ – $ 9,708,417 $ (9,708,417) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Company
Bank of America
NA $ 3,301,558 $ – $ 3,301,558 $ (3,301,558) $ –
Small Company
NatWest Markets
Securities, Inc. 4,000,000 – 4,000,000 (4,000,000) –
Small Company
Nomura Securities
International, Inc. 4,000,000 – 4,000,000 (4,000,000) –

156 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Equity Funds
(j) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as
applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statements of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Company Pershing LLC $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Total $ 12,301,558 $ – $ 12,301,558 $ (12,301,558) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Discovery
Bank of America
NA $ 817,536 $ – $ 817,536 $ (817,536) $ –
Discovery
BofA Securities,
Inc. 5,000,000 – 5,000,000 (5,000,000) –
Discovery CF Secured, LLC 3,000,000 – 3,000,000 (3,000,000) –
Discovery
NatWest Markets
Securities, Inc. 15,000,000 – 15,000,000 (15,000,000) –
Discovery
Nomura Securities
International, Inc. 10,000,000 – 10,000,000 (10,000,000) –
Discovery Pershing LLC 10,000,000 – 10,000,000 (10,000,000) –
Total $ 43,817,536 $ – $ 43,817,536 $ (43,817,536) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* At June 30, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Equity Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 157
foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
(k) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
(l) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with
the requirements of Subchapter M of the U.S. Internal Revenue
Code of 1986, as amended, and to make distributions of net
investment income and net realized capital gains sufficient
to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
(m) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to the
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investments of the assets and supervises
the daily business affairs of the Funds in accordance with
policies and procedures established by the Board of Trustees.
NFA has selected the subadviser for each of the Funds as
noted below, and provides investment management evaluation
services in monitoring, on an ongoing basis, the performance of the subadvisers.

158 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Equity Funds
As of June 30, 2020, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2020, the Fund paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Equity Dividend BlackRock Investment Management, LLC
Multi Cap Opportunities Neuberger Berman Investment Advisers LLC
Defensive Style AQR Capital Management, LLC
Disciplined Equity J.P. Morgan Investment Management Inc.
Large Cap Growth Jacobs Levy Equity Management, Inc. (“Jacobs Levy”)(a)
U.S. Core Mellon Investments Corporation ("Mellon")
U.S. Equity Income Mellon(b)
Large Cap Value Mellon
Massachusetts Financial Services Company
Wellington Management Company, LLP ("Wellington")
Mid Cap Value American Century Investments Management, Inc.
Thompson, Siegel, Walmsley LLC
WEDGE Capital Management, LLP
Small Cap Growth Invesco Advisers, Inc. ("Invesco")
Wellington
Small Cap Value Jacobs Levy
WCM Investment Management, LLC
Small Company Invesco
Jacobs Levy
Sustainable U.S. Equity Newton Investment Management Limited(c)
Real Estate Wellington
Discovery Wells Capital Management, Inc.(d)
(a) Effective February 3, 2020, Jacobs Levy Equity Management, Inc. was appointed as the subadviser to the Fund. Effective
February 3, 2020, Smith Asset Management Group, L.P., Massachusetts Financial Services Company and Loomis, Sayles &
Company, L.P. were terminated and ceased serving as subadviser to the Fund.
(b) Effective April 7, 2020, Mellon Investments Corporation was appointed as the subadviser to the Fund. Effective April 7, 2020,
American Century Investment Management, Inc. was terminated and ceased serving as subadviser to the Fund.
(c) Effective May 14, 2020, Newton Investment Management Limited was appointed as the subadviser to the Fund. Effective May
14, 2020, Neuberger Berman Investment Advisers LLC was terminated and ceased serving as subadviser to the Fund.
(d) Effective February 3, 2020, Neuberger Berman Investment Advisers LLC was terminated and ceased serving as subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Equity Dividend Up to $100 million 0.70%
$100 million up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million and more 0.55%
Multi Cap Opportunities Up to $1 billion 0.60%
$1 billion and more 0.55%
Defensive Style Up to $250 million 0.60%
$250 million up to $1 billion 0.575%
$1 billion up to $2 billion 0.55%
$2 billion up to $5 billion 0.525%
$5 billion and more 0.50%
Disciplined Equity All assets 0.39%
Large Cap Growth Up to $1 billion 0.65%
$1 billion and more 0.60%
U.S. Core Up to $500 million 0.50%
$500 million up to $1 billion 0.475%
$1 billion and more 0.45%
U.S. Equity Income Up to $500 million 0.57%
$500 million up to $1 billion 0.55%
$1 billion and more 0.53%
Large Cap Value Up to $1 billion 0.65%
$1 billion and more 0.60%

Equity Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 159
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2021:
During the six months ended June 30, 2020, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Due to a reduction in the subadvisory fees payable by NFA,
NFA has agreed to waive from its Investment Advisory Fee an
amount from Real Estate equal to $94,110 for which NFA shall not be entitled to later seek recoupment.
For the six months ended June 30, 2020, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
Fund Fee Schedule
Advisory Fee
(annual rate)
Mid Cap Value Up to $1 billion 0.75%
$1 billion and more 0.73%
Small Cap Growth Up to $200 million 0.84%
$200 million and more 0.79%
Small Cap Value Up to $200 million 0.87%
$200 million and more 0.82%
Small Company Up to $200 million 0.885%
$200 million and more 0.835%
Sustainable U.S. Equity Up to $1 billion 0.65%
$1 billion and more 0.60%
Real Estate Up to $500 million 0.70%
$500 million up to $1 billion 0.65%
$1 billion and more 0.60%
Discovery Up to $1 billion 0.75%
$1 billion and more 0.70%
Fund
Advisory Fee Waiver
(annual rate)
U.S. Core 0.038%
Large Cap Value 0.037%
Mid Cap Value 0.013%
Small Company 0.023%
Sustainable U.S. Equity 0.050%
Real Estate 0.013%
Discovery 0.029%
Fund Amount
U.S. Core $ 295,041
Large Cap Value 20,361
Mid Cap Value 19,700
Small Company 29,732
Sustainable U.S. Equity 8,697
Real Estate 15,542
Discovery 76,316
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
Equity Dividend 0.65 % N/A N/A 0.58%
Multi Cap Opportunities 0.60 N/A N/A 0.60
Defensive Style 0.59 N/A N/A 0.59
Disciplined Equity 0.39 N/A N/A 0.00
Large Cap Growth 0.65 N/A N/A 0.51
U.S. Core 0.47 0.44 % N/A 0.40
U.S. Equity Income 0.57 N/A N/A 0.57

160 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Equity Funds
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Fund’s operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2021.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Fund’s operating expenses, without any exclusions for Rule 12b-1 fees or administrative services fees, from exceeding the amounts listed in the following table until
April 30, 2021.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
Large Cap Value 0.65% 0.61 % N/A 0.41%
Mid Cap Value 0.75 0.74 N/A 0.68
Small Cap Growth 0.84 N/A N/A 0.78
Small Cap Value 0.87 N/A N/A 0.77
Small Company 0.86 0.84 N/A 0.84
Sustainable U.S. Equity 0.65 0.63 N/A 0.61
Real Estate 0.70 0.69 0.61% 0.61
Discovery 0.75 0.72 N/A 0.68
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Equity Dividend All Classes 0.65%
Disciplined Equity All Classes 0.44%
Large Cap Growth All Classes 0.66%
Large Cap Value All Classes 0.66%
Mid Cap Value All Classes 0.79%
Small Cap Growth All Classes 0.94%
Small Cap Value All Classes 0.91%
Sustainable U.S. Equity All Classes 0.78%
Discovery All Classes 0.78%
Fund Classes
Amount
(annual rate)
U.S. Core Class I 0.65%
Class II 0.90%
Class P 0.75%
Class Y 0.50%
U.S. Equity Income Class I 0.92%
Class II 1.09%

Equity Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 161
As of June 30, 2020, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2020, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2020, NFM earned
$1,238,507 in fees from the Fund under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2020, the Fund’s portion of such costs amounted to $11,439.
Fund
Fiscal Year 2017
Amount
Fiscal Year 2018
Amount
Fiscal Year 2019
Amount
Six Months Ended
June 30, 2020
Amount Total
Equity Dividend $ 146,475(a) $ 259,779 $ 255,700 $ 132,500 $ 794,454
Multi Cap Opportunities — — — — —
Defensive Style — — — — —
Disciplined Equity — — 49,865 (b) 98,515 148,380
Large Cap Growth — — — 120,364 120,364
U.S. Core 145,923 463,955 455,064 247,695 1,312,637
U.S. Equity Income — — — — —
Large Cap Value — — — 113,780 113,780
Mid Cap Value — 29,759 48,641 84,056 162,456
Small Cap Growth — — — 34,061 34,061
Small Cap Value — — 10,064 80,516 90,580
Small Company — — — — —
Sustainable U.S. Equity — 7,750 7,679 10,142 25,571
Real Estate — — — — —
Discovery — — 2 109,779 109,781
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from January 10, 2017 through December 31, 2017.
(b) For the period from October 7, 2019 (commencement of operations) through December 31, 2019.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

162 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Equity Funds
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2021:
During the six months ended June 30, 2020, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund and up to 0.20% of the average daily net assets of Class IV shares of each of the Funds.
For a six months ended June 30, 2020, the effective rates for administrative services fees were as follows:
Fund Class II Shares
Equity Dividend 0.25%
Multi Cap Opportunities 0.25%
Defensive Style 0.25%
Disciplined Equity 0.25%
Large Cap Growth 0.25%
U.S. Core 0.25%
U.S. Equity Income 0.25%
Large Cap Value 0.25%
Mid Cap Value 0.25%
Small Cap Growth 0.25%
Small Cap Value 0.25%
Small Company 0.25%
Sustainable U.S. Equity 0.25%
Real Estate 0.25%
Discovery 0.25%
Fund
Distribution Fee Waiver
(Annual Rate)
U.S. Equity Income 0.08%
Sustainable U.S. Equity 0.16%
Fund Amount
U.S. Equity Income $ 57,993
Sustainable U.S. Equity 77,944
Fund Class I Class II Class IV
Equity Dividend 0.15% 0.15% 0.15%
Multi Cap Opportunities 0.15  N/A  N/A
Defensive Style 0.15 0.15 0.15
Disciplined Equity  N/A 0.25  N/A
Large Cap Growth 0.15 0.15  N/A
U.S. Core 0.15 0.15  N/A
U.S. Equity Income 0.25 0.25  N/A
Large Cap Value 0.15 0.15  N/A
Mid Cap Value 0.17 0.01  N/A
Small Cap Growth 0.15 0.15  N/A
Small Cap Value 0.15 0.15 0.15
Small Company 0.15 0.15 0.15
Sustainable U.S. Equity 0.11 0.05  N/A

Equity Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 163
For the six months ended June 30, 2020, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate of
1.00% per annum plus the higher of (a) the one-month London
Interbank Offered Rate or (b) the Federal Funds Rate. Interest
costs, if any, would be shown on the Statements of Operations.
No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 9, 2020. During the six months ended June 30, 2020, the Funds had no borrowings
under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the six
months ended June 30, 2020, none of the Funds engaged in
interfund lending.
Fund Class I Class II Class IV
Real Estate 0.15% 0.15 %  N/A
Discovery 0.07 0.07  N/A
N/A — Not Applicable.
Fund Amount
Equity Dividend $269,708
Multi Cap Opportunities 120,231
Defensive Style 487,279
Disciplined Equity 5,682
Large Cap Growth 134,568
U.S. Core 1,164,593
U.S. Equity Income 389,913
Large Cap Value 82,547
Mid Cap Value 26,993
Small Cap Growth 82,549
Small Cap Value 118,109
Small Company 193,909
Sustainable U.S. Equity 27,796
Real Estate 179,335
Discovery 184,221

164 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Equity Funds
5. Investment Transactions
For the six months ended June 30, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates
increase. Prices of longer-term securities generally change
more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial
portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
Risks Associated with Social Policy
The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
undervalued stocks that do not meet the social criteria
could outperform those that do;
economic or political changes could make certain
companies less attractive for investment; or
the social policy could cause the Fund to seek or avoid
stocks that subsequently perform well.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom’s Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Finance Rate (SOFR) as the preferred alternative
to LIBOR. The SOFR committee has noted the stability of
the repurchase market on which the rate is based. New York
Federal Reserve began publication of the rate in April 2018.
Fund Purchases Sales
Equity Dividend $ 132,227,943 $ 106,841,781
Multi Cap Opportunities 32,670,108 42,306,108
Defensive Style 78,617,967 133,091,783
Disciplined Equity 4,899,748 1,666,621
Large Cap Growth 299,084,699 315,614,800
U.S. Core 108,836,594 29,160,569
U.S. Equity Income 311,724,762 339,073,321
Large Cap Value 48,544,783 57,497,882
Mid Cap Value 122,721,968 126,426,202
Small Cap Growth 46,789,157 52,868,227
Small Cap Value 43,820,955 42,411,342
Small Company 94,126,196 107,096,434
Sustainable U.S. Equity 97,103,406 102,827,715
Real Estate 97,168,794 109,897,153
Discovery 388,666,878 429,950,089

Equity Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 165
Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
9. Recaptured Brokerage Commissions and Investment Research Reimbursement
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations. During the six months ended June 30, 2020, the Funds recaptured the following amounts of brokerage commissions:
Massachusetts Financial Services Company, a subadviser to
certain Funds (the “Subadviser”), has voluntarily undertaken to reimburse Large Cap Growth and Large Cap Value from its
own resources on a quarterly basis for the cost of investment research embedded in the cost of each Fund’s securities
trades. This agreement may be rescinded at any time. For the six months ended June 30, 2020, these reimbursements
amounted to $23,404 and $29,835, respectively, which are
included in net realized gains (losses) from transactions in investment securities presented in the Funds' Statements of
Operations.
10. Federal Tax Information
As of June 30, 2020, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July
8, 2021. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended
June 30, 2020 (discussed above under “Line of Credit and
Interfund Lending”).
Fund Amount
Equity Dividend $ —
Multi Cap Opportunities 1,773
Defensive Style —
Disciplined Equity 3
Large Cap Growth 376
U.S. Core —
U.S. Equity Income —
Large Cap Value 2,933
Mid Cap Value 17,856
Small Cap Growth 49
Small Cap Value 1,489
Small Company —
Sustainable U.S. Equity —
Real Estate 333
Discovery 6,341
Amounts designated as "—" are zero or have been rounded to zero.
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Equity Dividend $ 334,749,224 $ 34,825,581 $ (26,933,846) $ 7,891,735
Multi Cap Opportunities 136,029,905 66,961,467 (5,480,373) 61,481,094
Defensive Style 492,588,743 173,453,941 (20,885,755) 152,568,186
Disciplined Equity 5,779,655 684,954 (171,530) 513,424
Large Cap Growth 148,034,307 51,041,384 (7,894,517) 43,146,867
U.S. Core 1,362,177,625 295,088,626 (125,792,675) 169,295,951
U.S. Equity Income 244,771,671 51,823,444 (2,455,848) 49,367,596
Large Cap Value 105,890,160 11,362,932 (8,680,730) 2,682,202
Mid Cap Value 308,062,886 14,294,727 (34,850,993) (20,556,266)
Small Cap Growth 105,144,650 32,238,035 (3,645,534) 28,592,501
Small Cap Value 185,640,843 8,391,320 (36,092,956) (27,701,636)
Small Company 266,220,372 48,157,308 (40,030,173) 8,127,135
Sustainable U.S. Equity 88,613,447 15,757,978 (655,127) 15,102,851
Real Estate 195,557,387 34,393,638 (10,548,490) 23,845,148
Discovery 446,832,490 173,097,942 (5,126,794) 167,971,148

166 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Equity Funds
On June 10, 2020, the Board of Trustees, including a majority of the trustees who are not interested persons, unanimously
approved a Plan of Reorganization between NVIT Multi-
Manager Large Cap Value Fund ("Large Cap Value") and NVIT
Mellon Dynamic U.S. Equity Income Fund (formerly, American
Century NVIT Multi Cap Value Fund) ("U.S. Equity Income"),
each a series of the Trust, pursuant to which Large Cap
Value will be merged into U.S. Equity Income (the “Merger”).
Shareholders of Large Cap Value were not required, and were
not requested, to approve the Merger. Further information
regarding the details of the Merger and U.S. Equity Income will be provided in an information statement that will be delivered to Large Cap Value shareholders. The Merger will be finalized on or around September 11, 2020.
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
12. Coronavirus (COVID-19) Pandemic
The global spread of novel coronavirus disease (COVID-19)
was declared a pandemic by the World Health Organization.
This pandemic has resulted in significant disruptions to
economies and markets, adversely impacting individual
companies, sectors, industries, currencies, interest and
inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Given the increasing interdependence among global economies
and markets, the adverse economic effects of COVID-19 in
one country or region are increasingly likely to be felt in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions
in a timely manner and negatively impact the Funds' ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.

Equity Funds - June 30, 2020 (Unaudited) - Supplemental Information - 167
NVIT Mellon Dynamic U.S. Equity Income Fund
Initial Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board
At the March 10-11, 2020 meeting of the Board of Trustees,
the Board, including the Independent Trustees, discussed
and unanimously approved, on behalf of the NVIT Mellon
Dynamic U.S. Equity Income Fund (formerly known as the
American Century NVIT Multi Cap Value Fund) (the “Fund”),
the appointment of Mellon Investments Corporation (“Mellon”)
as sub-adviser to the Fund pursuant to a new sub-advisory
agreement (the “Sub-advisory Agreement”). Mellon replaced
American Century Investment Management, Inc. (“American
Century”), the previous sub-adviser to the Fund. The Board
was provided with detailed materials relating to Mellon in
advance of the meeting. The Independent Trustees met in
executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory
Agreement.
In making their determinations, the Board took into account
information provided to them as to the services to be provided by Mellon under the Sub-advisory Agreement, including
information relating to Mellon’s investment strategy and process for the Fund. The Board also considered the experience of the investment personnel of Mellon who would be managing the
Fund. The Board considered information concerning Mellon’s
experience in managing an equity-based investment strategy
combined with a dynamic overlay, both of which differed from the unique strategy Mellon would implement for the Fund,
but that NFA believes are comparable. The Board considered
NFA’s view that, through its implementation of the combined
strategies, Mellon has the potential to achieve improved long-
term investment performance for the Fund, notwithstanding a
likely increase in volatility of the Fund’s net asset value.
The Board considered information concerning the past
performance record of Mellon in managing the Equity Income
Strategy. It also considered hypothetical performance
information provided by NFA for the Equity Income Strategy
combined with the proprietary dynamic overlay constructed by
Mellon for the Fund.
The Board considered that the sub-advisory fee rate that NFA would pay to Mellon with respect to the Fund would be lower
than the rate at which NFA previously paid sub-advisory fees to American Century. The Board also considered that the
non-compensatory terms of the Sub-advisory Agreement are
substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.
The Board reviewed information regarding the expected
profitability of the Fund with respect to NFA.
Based on these and other considerations, none of which was
individually determinative of the outcome, and after discussion and consideration among themselves, and with NFA, Trust
counsel, and independent legal counsel, the Board, including all of the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period
commencing from the execution of the Sub-advisory Agreement.
NVIT Multi-Manager Small Cap Value Fund – Initial
Approval of Jacobs Levy and WC
Sub-advisory Agreements
Summary of Factors Considered by the Board
At the September 11, 2019 meeting of the Board of Trustees,
the Board, including the Independent Trustees, considered
and unanimously approved, on behalf of the NVIT Multi-
Manager Small Cap Value Fund (the “Fund”), the appointment
of Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) and
WCM Investment Management, LLC (“WCM”) as sub-advisers
to the Fund pursuant to sub-advisory agreements (the “Sub-
advisory Agreements”) with Nationwide Fund Advisors (“NFA”).
Jacobs Levy and WCM replaced Epoch Investment Partners,
Inc. (“Epoch”) and J.P. Morgan Investment Management, Inc.
(“JPM”), the previous sub-advisers to the Fund. The Board was provided with detailed materials relating to Jacobs Levy and
WCM in advance of the meeting. The Independent Trustees
met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-
advisory Agreements.
In making their determinations, the Board took into account
the information provided regarding Jacobs Levy and WCM,
including, among other things, information relating to Jacobs
Levy’s and WCM’s investment strategies and processes for the
Fund. The Board also considered the experience of the portfolio managers at Jacobs Levy and WCM expected to manage the
Fund. The Board considered information concerning the past
performance records of Jacobs Levy and WCM in managing
investment strategies comparable to the strategies they
would use in managing the Fund’s assets and the anticipated
allocation of the assets of the Fund to each subadvisor. They also considered information relating to NFA’s expectations as to the correlations of the returns of the strategies of the two sub-advisers.
The Board considered that NFA would pay sub-advisory fees
to Jacobs Levy and WCM at the same rates at which NFA
previously paid sub-advisory fees to Epoch and JPM, except
that WCM did not agree to a breakpoint in its fee that would be beneficial to NFA if the Fund were to achieve substantial growth. The Board also considered that the non-compensatory
terms of the Sub-advisory Agreements are substantially
similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other series of the Nationwide Variable Insurance Trust. No information
was presented to the Board regarding the expected profitability of the Sub-advisory Agreements.
Based on these and other considerations, none of which was
individually determinative of the outcome, and after discussion and consideration among themselves, and with NFA, Trust

168 - Supplemental Information - June 30, 2020 (Unaudited) - Equity Funds
counsel, and independent legal counsel, the Board, including all of the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreements for a two-year
period commencing from the execution of the Sub-advisory
Agreements.
NVIT Newton Sustainable U.S. Equity Fund – Initial
Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board
.
At the March 10-11, 2020 meeting of the Board of Trustees,
the Board, including the Independent Trustees, discussed
and unanimously approved, on behalf of the NVIT Newton
Sustainable U.S. Equity Fund (formerly known as the
Neuberger Berman NVIT Socially Responsible Fund) (the
“Fund”), the appointment of Newton Investment Management
Limited (“Newton”) as sub-adviser to the Fund pursuant to a
new sub-advisory agreement (the “Sub-advisory Agreement”).
Newton replaced Neuberger Berman Investment Advisers,
LLC (“Neuberger”), the previous sub-adviser to the Fund. The
Board was provided with detailed materials relating to Newton in advance of the meeting. The Independent Trustees met in
executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory
Agreement.
In making their determinations, the Board took into account
information provided to them as to the services to be provided by Newton under the Sub-advisory Agreement, including
information relating to Newton’s investment strategy and process for the Fund. The Board also considered the experience of the investment personnel of Newton who would be managing the
Fund. The Board considered information concerning the past
performance record of Newton in managing the investment
strategy it intended to use in managing the Fund’s assets.
The Board considered that the sub-advisory fee rate that NFA would pay to Newton with respect to the Fund would be lower
than the rate at which NFA previously paid sub-advisory fees to
Neuberger. The Board took into account that NFA agreed to a
voluntary waiver of its advisory fee in an amount equal to 50% of the sub-advisory fee reduction. The Board also considered that the non-compensatory terms of the Sub-advisory Agreement
are substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.
No information was presented to the Board regarding Newton’s expected profitability as a result of the Sub-advisory Agreement.
The Board reviewed information regarding the expected
profitability of the Fund with respect to NFA.
Based on these and other considerations, none of which was
individually determinative of the outcome, and after discussion and consideration among themselves, and with NFA, Trust
counsel, and independent legal counsel, the Board, including all of the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period
commencing from the execution of the Sub-advisory Agreement.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”)
adopted Rule 22e-4 under the Investment Company Act of
1940 (the “Liquidity Rule”), which requires all open-end funds
(other than money market funds) to adopt and implement a
program reasonably designed to assess and manage the
fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without
significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance
Trust (the “Trust”) has adopted and implemented a liquidity
risk management program in accordance with the Liquidity
Rule (the “Program”). The Trust’s Board of Trustees (the
“Board”) has designated Nationwide Fund Management LLC
(“NFM”) as the Program Administrator for each Fund. NFM
has established a Liquidity Risk Management Committee (the
“LRMC”), composed of senior members from relevant groups
in the Nationwide organization, to manage the Program for
each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily

Equity Funds - June 30, 2020 (Unaudited) - Supplemental Information - 169
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 10,
2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2018 through November 30,
2019. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

Equity Funds - June 30, 2020 (Unaudited) - Management Information - 171
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 68 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
2
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 117
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lead from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.

172 - Management Information - June 30, 2020 (Unaudited) - Equity Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012 117
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 117
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Chairman since
February 2005
117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
2
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 117
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Equity Funds - June 30, 2020 (Unaudited) - Management Information - 173
1
Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

174 - Market Index Definitions - June 30, 2020 (Unaudited) - Equity Funds
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:
An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the
International Monetary Fund.
Bloomberg Barclays Long Treasury Index:
An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years re maining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:
An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:
An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index:
An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-
backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass- throughs ), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index:
An unmanaged index that measures the performance
of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:
An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index:
An unmanaged index that measures the performance of the
non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
:
An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index:
A market value-weighted index comprising agency mortgage-backed pass-through securities of the Government National Mortgage Association ( Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US):
An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
):
An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index:
An unmanaged, market capitalization-weighted index that reflects the performance of the
North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged):
An unmanaged, market capitalization-weighted index that is
not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

Equity Funds - June 30, 2020 (Unaudited) - Market Index Definitions - 175
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI):
An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited ("FTSE") © FTSE 2020. “FTSE
®
“ is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent .
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged):
An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index:
An unmanaged index made up of over 1,200 high yield bonds representing high-
yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index:
An unmanaged index that gives a broad look at how fixed-rate
U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index:
An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch
Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index:
An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index:
An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F):
A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy. The
Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval . © 2020,
JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes:
A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

176 - Market Index Definitions - June 30, 2020 (Unaudited) - Equity Funds
Morningstar
®
Lifetime Moderate Income Index:
An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S.
investor who is at least ten years into retirement.
Morningstar
®
( Mstar ) Target Risk Indexes:
A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.
The Morningstar Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
The Morningstar Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.
Note about Morningstar Category™
The Morningstar Category™ is a proprietary Morningstar data point and is assigned based on the underlying securities in each portfolio.
Categories make it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds. A Fund is placed in a category based on its portfolio statistics and compositions over the previous three-year period. If a Fund is new and has no portfolio history, Morningstar assigns a temporary category. When necessary, Morningstar may change a category assignment based on recent changes to a Fund’s portfolio.
MSCI ACWI
®
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United
States.
MSCI ACWI
®
ex USA Growth:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by MSCI; excludes the United States.
MSCI EAFE
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI World ex USA Index
SM
:
 Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM) countries—
excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
MSCI World Index
SM
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Value Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI Emerging Markets
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Russell 1000
®
Growth Index:
An unmanaged index that measures the performance of the large-capitalization growth segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index:
An unmanaged index that measures the performance of the large-capitalization value segment of the U.S.
equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

Equity Funds - June 30, 2020 (Unaudited) - Market Index Definitions - 177
Russell 2000
®
Growth Index:
An unmanaged index that measures the performance of the small-capitalization growth segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index:
An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index:
An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index:
A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell Midcap
®
Growth Index:
An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index:
An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S.
equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
S&P 500
®
Index:
An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index:
An index measuring performance of  treasury bonds in local currencies. The bonds are issued by developed market countries outside the  U.S.
S&P MidCap 400
®
(S&P 400) Index:
An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
:
An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Biotechnology Select Industry Index:
An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes:
A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus
11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-CEQ ( 8/20 )

Semiannual Report
June 30, 2020 (Unaudited)
Nationwide Variable Insurance Trust
Fixed Income Funds
Amundi NVIT Multi Sector Bond Fund
DoubleLine NVIT Total Return Tactical Fund
Federated NVIT High Income Bond Fund
NVIT Core Bond Fund
NVIT Core Plus Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT Short Term Bond Fund

Nationwide Funds
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.
gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2020

Message to Investors 1
Fund Overview 3
Shareholder Expense Example 11
Statements of Investments 14
Statements of Assets and Liabilities 90
Statements of Operations 96
Statements of Changes in Net Assets 100
Financial Highlights 110
Notes to Financial Statements 119
Supplemental Information 148
Management Information 150
Market Index Definitions 153

Nationwide Variable Insurance Trust - June 30, 2020 (Unaudited) - Message to Investors - 1
Dear Investor,
During this time of unparalleled uncertainty, Nationwide
has remained steadfastly committed to protecting people,
businesses and futures with extraordinary care. We have
diligently sought to care for our associates, communities, and ultimately you, our investors. Equity markets experienced
an unprecedented period of volatility during the semi-annual reporting period from January 1, 2020 through June 30, 2020, as investors tried to make sense of the coronavirus outbreak and the resulting shuttering of the economy.
Economic growth collapsed through the reporting period as a
result of the shutdown, with a 5% decline in first quarter real gross domestic product (GDP), which is the weakest level since the 2008 financial crisis. Economists estimate that the second quarter contracted by a record 33% but anticipate rebounding in the second half of the year. Corporate profits have been
devastated with a decline of 14% in the first quarter and an expected decline of up to 45% in the second quarter. As the
economy begins an uneven reopening, tremendous uncertainty
surrounds the trajectory of the recovery and the long-term
economic damage created by the covid-19 pandemic.
The S&P 500 declined through the reporting period
despite aggressive mitigation efforts
Markets experienced extreme volatility during the reporting
period: the coronavirus outbreak caused the sharpest bear
market since the Great Depression and a subsequent impressive bounce in the second half of the period. The S&P 500
®
Index
(S&P 500) started the year with momentum from a strong 2019, hitting a record-high on February 19 and recording a year-to-
date return of 5.0%. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23. Since 1950, there have been five previous
occasions where the S&P 500 fell 30%, taking on average 297
trading days (roughly a year and 2 months). The quickest 30%
fall was in 1987 and took a mere 70 days. In comparison, this time the decline occurred within 20 days. Aggressive fiscal and monetary policy, teamed with the prospect for reopening the
economy, drove investor sentiment higher, with a 39% rally
through the period that began on January 1, 2020 and ended
June 30, 2020. Overall, for the six-month period from January
1, 2020 to June 30, 2020, the S&P 500 finished with a return of -3.1%. Fixed income returns were mostly higher, including a dramatic drop in interest rates, more than offsetting wider credit spreads.
International markets lagged domestic markets as they have for much of the past decade, with the MSCI EAFE
®
Index returning
-11.3% and the MSCI Emerging Markets
®
Index returning
-9.8%. The global pandemic and subsequent economic
shutdown had a broad impact, though the peak in many foreign countries caused a recent outperformance of international
indexes versus domestic indexes.
U.S. economic activity faces unprecedented challenges
from the outbreak, and lasting implications remain
unclear
While much of 2019 was characterized by near universal strong returns and low volatility for risk assets, this reversed sharply during this period as equities, commodities and spread-based bonds (bond types that are measured by the difference in their yield versus a Treasury yield, usually the 10-year Treasury)
declined. Growth stocks substantially outperformed value
stocks, and large-cap stocks beat small-cap stocks.
Fixed-income markets were higher, driven by a decline in
interest rates to historic lows. The Federal Reserve aggressively added stimulus to the economy, first by bringing the Federal
Funds target rate effectively to 0% by March 15, followed by an aggressive bond-buying program that expanded the balance
sheet from $2.9 trillion to $7.1 trillion through the end of the period. Federal Reserve Chair Powell has indicated that the
Fed will remain active in supporting the market and that there is no maximum to their balance sheet growth. Interest rates
collapsed across the curve through the period, with the 10-year
US Treasury yield falling from 1.92% to a record-low of 0.50%
as of March 9, 2020, before bouncing modestly to 0.65% by
June 30th. The 2-year yield dropped from 1.57% to 0.15%,
widening the spread between the two yields to 0.50%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is wise to remain vigilant and informed during periods of stress and avoid the temptation to react on emotions as investment decisions
driven by emotions often leads to suboptimal outcomes.
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. Thank you for your continued support and confidence.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - June 30, 2020 (Unaudited) - Nationwide Variable Insurance Trust
Index
Annual Total Return
(as of June 30, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -0.43%
Bloomberg Barclays
Municipal Bond 2.08%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 2.88%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 17.05%
Bloomberg Barclays U.S.
Aggregate Bond 6.14%
Bloomberg Barclays U.S.
Corporate High Yield -3.80%
MSCI EAFE
®
-11.34%
MSCI Emerging Markets
®
-9.78%
MSCI ACWI ex USA -11.00%
Russell 1000
®
Growth 9.81%
Russell 1000
®
Value -16.26%
Russell 2000
®
-12.98%
S&P 500
®
-3.08%
Source: Morningstar

Amundi NVIT Multi Sector Bond Fund - June 30, 2020 - Fund Overview - 3
Asset Allocation
1
Corporate Bonds 55.8%
Collateralized Mortgage Obligations 15.3%
Asset-Backed Securities 6.9%
Loan Participations 6.8%
Repurchase Agreements 4.2%
Commercial Mortgage-Backed Securities 4.0%
Foreign Government Securities 2.6%
Convertible Bonds 2.4%
Supranational 0.7%
Credit Default Swaps 0.3%
Common Stocks
†
0.0%
Preferred Stock
†
0.0%
Forward Currency Contracts
†
(0.0)%
Futures Contracts (0.3)%
Other assets in excess of liabilities 1.3%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 7.1%
Banks 6.5%
Hotels, Restaurants & Leisure 5.2%
Diversified Telecommunication Services 4.0%
Insurance 3.9%
Consumer Finance 2.8%
Media 2.8%
Chemicals 1.9%
Auto Components 1.9%
Wireless Telecommunication Services 1.8%
Other Industries
#
62.1%
100.0%
Top Holdings
2
Progress Residential Trust, 4.47%, 8/17/2035 2.0%
State of Qatar, 4.82%, 3/14/2049 1.4%
Flex Ltd., 4.88%, 6/15/2029 1.3%
Connecticut Avenue Securities Trust, 9.43%,
11/25/2039 1.2%
UniCredit SpA , 5.86%, 6/19/2032 1.2%
MDC Partners, Inc., 6.50%, 5/1/2024 1.2%
Farmers Exchange Capital III, 5.45%, 10/15/2054 1.1%
Xplornet Communications, Inc., Term Loan, 4.93%,
6/10/2027 1.1%
Oaktown Re III Ltd., 4.53%, 7/25/2029 1.1%
Chubb INA Holdings, Inc., 0.88%, 12/15/2029 1.1%
Other Holdings
#
87.3%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of
Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

4 - Fund Overview - June 30, 2020 - DoubleLine NVIT Total Return Tactical Fund
Asset Allocation
1
Collateralized Mortgage Obligations 25.7%
Mortgage-Backed Securities 16.8%
U.S. Treasury Obligations 15.1%
Corporate Bonds 14.2%
Asset-Backed Securities 11.3%
Short-Term Investments 6.1%
Commercial Mortgage-Backed Securities 4.9%
Investment Company 2.6%
Foreign Government Securities 1.4%
Other assets in excess of liabilities 1.9%
100.0%
Top Industries
2
Banks 2.2%
Oil, Gas & Consumable Fuels 1.8%
Electric Utilities 0.8%
Health Care Providers & Services 0.7%
Consumer Finance 0.6%
Diversified Telecommunication Services 0.5%
Capital Markets 0.5%
Hotels, Restaurants & Leisure 0.4%
Equity Real Estate Investment Trusts (REITs) 0.4%
Chemicals 0.4%
Other Industries 91.7%
100.0%
Top Holdings
2
FHLMC, 3.50%, 8/1/2047 3.0%
U.S. Treasury Notes, 1.50%, 2/15/2030 2.8%
U.S. Treasury Notes, 2.25%, 11/15/2025 2.8%
FHLMC, 3.00%, 1/15/2044 2.8%
DoubleLine Floating Rate Fund, Class I, 120.23% 2.7%
U.S. Treasury Notes, 1.63%, 5/15/2026 2.5%
U.S. Treasury Bills, 7/2/2020 2.4%
FNMA, 2.41%, 10/1/2029 2.3%
U.S. Treasury Notes, 2.13%, 7/31/2024 2.3%
FHLMC, 3.50%, 4/15/2038 2.2%
Other Holdings 74.2%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

Federated NVIT High Income Bond Fund - June 30, 2020 - Fund Overview - 5
Asset Allocation
1
Corporate Bonds 96.7%
Loan Participation 0.1%
Common Stocks 0.1%
Other assets in excess of liabilities 3.1%
100.0%
Top Industries
2
Healthcare 9.0%
Cable Satellite 8.7%
Midstream 7.7%
Technology 7.6%
Media Entertainment 6.5%
Packaging 6.4%
Automotive 4.9%
Independent Energy 4.8%
Insurance - P&C 4.3%
Gaming 4.0%
Other Industries 36.1%
100.0%
Top Holdings
2
HUB International Ltd., 7.00%, 5/1/2026 1.3%
1011778 BC ULC, 5.00%, 10/15/2025 1.0%
Tempo Acquisition LLC, 6.75%, 6/1/2025 1.0%
Flex Acquisition Co., Inc., 6.88%, 1/15/2025 0.9%
Altice France SA, 7.38%, 5/1/2026 0.8%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 0.8%
Quicken Loans LLC, 5.75%, 5/1/2025 0.8%
Clarios Global LP, 8.50%, 5/15/2027 0.7%
HCA, Inc., 5.88%, 2/15/2026 0.7%
Bausch Health Cos., Inc., 6.13%, 4/15/2025 0.7%
Other Holdings 91.3%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

6 - Fund Overview - June 30, 2020 - NVIT Core Bond Fund
Asset Allocation
1
Corporate Bonds 31.9%
Mortgage-Backed Securities 22.5%
Asset-Backed Securities 21.5%
Commercial Mortgage-Backed Securities 10.2%
U.S. Treasury Obligations 4.3%
Collateralized Mortgage Obligations 4.2%
U.S. Government Agency Securities 1.7%
Municipal Bonds 1.3%
Repurchase Agreements 0.8%
Loan Participations 0.4%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 1.2%
100.0%
Top Industries
2
Banks 3.7%
Electric Utilities 3.4%
Capital Markets 2.5%
Diversified Telecommunication Services 2.3%
Oil, Gas & Consumable Fuels 2.2%
Multi-Utilities 2.1%
Equity Real Estate Investment Trusts (REITs) 1.4%
Insurance 1.2%
Media 1.2%
Pharmaceuticals 1.2%
Other Industries
#
78.8%
100.0%
Top Holdings
2
U.S. Treasury Notes, 2.63%, 1/31/2026 4.1%
FNMA UMBS, 3.00%, 11/1/2046 2.7%
FNMA UMBS, 2.50%, 5/1/2050 1.9%
FNMA UMBS, 3.50%, 8/1/2049 1.8%
FNMA UMBS, 3.00%, 9/1/2046 1.8%
FNMA UMBS, 2.50%, 5/1/2028 1.6%
FNMA UMBS, 3.00%, 1/1/2047 1.4%
Tennessee Valley Authority, 5.88%, 4/1/2036 1.3%
FHLMC UMBS, 3.50%, 8/1/2049 1.3%
FHLMC UMBS, 3.00%, 7/1/2034 1.2%
Other Holdings
#
80.9%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of
Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

NVIT Core Plus Bond Fund - June 30, 2020 - Fund Overview - 7
Asset Allocation
1
Corporate Bonds 44.5%
Mortgage-Backed Securities 31.7%
Commercial Mortgage-Backed Securities 9.9%
Collateralized Mortgage Obligations 8.3%
U.S. Treasury Obligations 5.3%
Asset-Backed Securities 5.0%
Foreign Government Securities 2.7%
Repurchase Agreements 1.4%
U.S. Government Agency Securities 1.3%
Supranational 0.6%
Convertible Bond
†
0.0%
Futures Contracts
†
(0.0)%
Liabilities in excess of other assets
§
(10.7)%
100.0%
Top Industries
2
Banks 6.4%
Oil, Gas & Consumable Fuels 5.8%
Capital Markets 2.3%
Media 1.9%
Electric Utilities 1.8%
Diversified Telecommunication Services 1.6%
Pharmaceuticals 1.5%
Semiconductors & Semiconductor Equipment 1.5%
Technology Hardware, Storage & Peripherals 1.5%
Food & Staples Retailing 1.3%
Other Industries
#
74.4%
100.0%
Top Holdings
2
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.50%, 7/25/2050 3.8%
FNMA/FHLMC UMBS, 30 Year, Single Family,
3.00%, 7/25/2050 3.2%
U.S. Treasury Notes, 0.50%, 5/31/2027 1.2%
GNMA, 3.00%, 7/15/2050 1.1%
U.S. Treasury Notes, 0.63%, 5/15/2030 0.9%
U.S. Treasury Inflation Linked Bonds, 1.38%,
2/15/2044 0.8%
AbbVie, Inc., 2.95%, 11/21/2026 0.8%
Voya CLO Ltd., 2.41%, 7/20/2032 0.8%
Anheuser-Busch Cos. LLC, 4.90%, 2/1/2046 0.8%
FHLB, 5.50%, 7/15/2036 0.7%
Other Holdings
#
85.9%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of
Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

8 - Fund Overview - June 30, 2020 - NVIT Government Bond Fund
Asset Allocation
1
Mortgage-Backed Securities 33.1%
U.S. Government Agency Securities 28.0%
Asset-Backed Securities 10.5%
Collateralized Mortgage Obligations 8.6%
U.S. Treasury Obligations 8.6%
Corporate Bonds 8.2%
Repurchase Agreements 1.9%
Futures Contracts
†
(0.0)%
Other assets in excess of liabilities 1.1%
100.0%
Top Holdings
2
Tennessee Valley Authority, 7.13%, 5/1/2030 7.1%
FNMA UMBS, 3.00%, 12/1/2047 5.5%
FFCB, 2.43%, 9/13/2027 5.5%
FNMA, 2.50%, 9/25/2042 4.3%
U.S. Treasury Bonds, 2.50%, 2/15/2046 3.6%
FNMA UMBS, 3.50%, 6/1/2048 3.5%
Private Export Funding Corp., 3.25%, 6/15/2025 3.5%
FFCB, 3.14%, 7/2/2026 3.5%
FHLB, 2.75%, 12/11/2026 2.9%
FHLMC UMBS, 3.50%, 11/1/2049 2.8%
Other Holdings
#
57.8%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

NVIT Government Money Market Fund - June 30, 2020 - Fund Overview - 9
Asset Allocation
1
Repurchase Agreements 35.7%
U.S. Treasury Obligations 35.3%
U.S. Government Agency Securities 28.5%
Other assets in excess of liabilities 0.5%
100.0%
Top Holdings
2
U.S. Treasury Bills, 0.11%, 7/21/2020 5.8%
U.S. Treasury Bills, 0.18%, 9/15/2020 2.1%
U.S. Treasury Bills, 0.37%, 7/16/2020 2.0%
U.S. Treasury Bills, 0.49%, 8/13/2020 1.9%
U.S. Treasury Notes, 0.27%, 1/31/2021 1.9%
U.S. Treasury Bills, 0.16%, 11/12/2020 1.8%
U.S. Treasury Bills, 0.17%, 9/22/2020 1.7%
U.S. Treasury Bills, 0.13%, 7/7/2020 1.6%
U.S. Treasury Bills, 0.15%, 9/3/2020 1.6%
U.S. Treasury Bills, 0.73%, 9/10/2020 1.2%
Other Holdings
#
78.4%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of
Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

10 - Fund Overview - June 30, 2020 - NVIT Short Term Bond Fund
Asset Allocation
1
U.S. Treasury Obligations 41.9%
Asset-Backed Securities 25.7%
Corporate Bonds 19.4%
Collateralized Mortgage Obligations 9.9%
Mortgage-Backed Securities 1.8%
Repurchase Agreements 0.9%
Exchange Traded Fund 0.6%
Loan Participations 0.5%
Commercial Mortgage-Backed Securities 0.2%
Futures Contracts
†
(0.0)%
Liabilities in excess of other assets (0.9)%
100.0%
Top Industries
2
Banks 4.6%
Oil, Gas & Consumable Fuels 2.9%
Capital Markets 2.2%
Insurance 1.2%
Pharmaceuticals 1.2%
Diversified Telecommunication Services 0.9%
Electric Utilities 0.8%
Biotechnology 0.7%
Beverages 0.7%
Media 0.7%
Other Industries
#
84.1%
100.0%
Top Holdings
2
U.S. Treasury Notes, 0.25%, 4/15/2023 10.5%
U.S. Treasury Inflation Linked Notes, 0.13%,
7/15/2022 4.6%
U.S. Treasury Notes, 2.63%, 1/31/2026 3.4%
U.S. Treasury Notes, 1.75%, 11/30/2021 3.2%
U.S. Treasury Notes, 2.00%, 5/31/2024 3.0%
U.S. Treasury Notes, 2.38%, 8/15/2024 3.0%
U.S. Treasury Notes, 1.50%, 8/31/2021 2.8%
U.S. Treasury Notes, 2.50%, 1/31/2024 1.4%
U.S. Treasury Notes, 1.75%, 7/31/2021 1.1%
Towd Point Mortgage Trust, 2.90%, 10/25/2059 1.1%
Other Holdings
#
65.9%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of
Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

Fixed Income Funds - June 30, 2020 (Unaudited) - Shareholder Expense Example - 11
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (January 1, 2020)
and continued to hold your shares at the end of the reporting period (June 30, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from January 1, 2020 through June 30, 2020. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from January 1, 2020 through June 30, 2020. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/20
Ending Account
Value($) 6/30/20
Expenses Paid
Du ring Period ($)
1/1/20 - 6/30/20
Expense Ratio
During Period (%)
1/1/20 - 6/30/20
(a)
Amundi NVIT Multi Sector Bond Fund
Class I Shares
Actual
(b)
1,000.00 945.30 4.01 0.83
Hypothetical
(b)(c)
1,000.00 1,020.74 4.17 0.83
DoubleLine NVIT Total Return Tactical Fund
Class I Shares
Actual
(b)
1,000.00 1,015.90 4.16 0.83
Hypothetical
(b)(c)
1,000.00 1,020.74 4.17 0.83
Class II Shares
Actual
(b)
1,000.00 1,015.90 4.91 0.98
Hypothetical
(b)(c)
1,000.00 1,019.99 4.92 0.98
Class Y Shares
Actual
(b)
1,000.00 1,017.90 2.91 0.58
Hypothetical
(b)(c)
1,000.00 1,021.98 2.92 0.58
Federated NVIT High Income Bond Fund
Class I Shares
Actual
(b)
1,000.00 960.10 4.43 0.91
Hypothetical
(b)(c)
1,000.00 1,020.34 4.57 0.91

12 - Shareholder Expense Example - June 30, 2020 (Unaudited) - Fixed Income Funds
Beginning Account
Value($) 1/1/20
Ending Account
Value($) 6/30/20
Expenses Paid
During Period ($)
1/1/20 - 6/30/20
Expense Ratio
During Period (%)
1/1/20 - 6/30/20
(a)
NVIT Core Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,048.10 3.00 0.59
Hypothetical
(b)(c)
1,000.00 1,021.93 2.97 0.59
Class II Shares
Actual
(b)
1,000.00 1,047.40 4.28 0.84
Hypothetical
(b)(c)
1,000.00 1,020.69 4.22 0.84
Class Y Shares
Actual
(b)
1,000.00 1,049.10 2.24 0.44
Hypothetical
(b)(c)
1,000.00 1,022.68 2.21 0.44
NVIT Core Plus Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,050.30 3.31 0.65
Hypothetical
(b)(c)
1,000.00 1,021.63 3.27 0.65
Class II Shares
Actual
(b)
1,000.00 1,048.70 4.58 0.90
Hypothetical
(b)(c)
1,000.00 1,020.39 4.52 0.90
Class Y Shares
Actual
(b)
1,000.00 1,051.00 2.55 0.50
Hypothetical
(b)(c)
1,000.00 1,022.38 2.51 0.50
NVIT Government Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,057.00 3.53 0.69
Hypothetical
(b)(c)
1,000.00 1,021.43 3.47 0.69
Class II Shares
Actual
(b)
1,000.00 1,055.50 4.80 0.94
Hypothetical
(b)(c)
1,000.00 1,020.19 4.72 0.94
Class IV Shares
Actual
(b)
1,000.00 1,057.10 3.53 0.69
Hypothetical
(b)(c)
1,000.00 1,021.43 3.47 0.69
Class Y Shares
Actual
(b)
1,000.00 1,057.00 2.92 0.57
Hypothetical
(b)(c)
1,000.00 1,022.03 2.87 0.57
NVIT Government Money Market Fund
Class I Shares
Actual
(b)
1,000.00 1,002.40 2.09 0.42
Hypothetical
(b)(c)
1,000.00 1,022.77 2.11 0.42
Class II Shares
Actual
(b)
1,000.00 1,001.80 2.59 0.52
Hypothetical
(b)(c)
1,000.00 1,022.28 2.61 0.52
Class IV Shares
Actual
(b)
1,000.00 1,002.40 2.09 0.42
Hypothetical
(b)(c)
1,000.00 1,022.77 2.11 0.42
Class V Shares
Actual
(b)
1,000.00 1,002.60 1.94 0.39
Hypothetical
(b)(c)
1,000.00 1,022.92 1.96 0.39
Class Y Shares
Actual
(b)
1,000.00 1,002.90 1.59 0.32
Hypothetical
(b)(c)
1,000.00 1,023.27 1.61 0.32

Fixed Income Funds - June 30, 2020 (Unaudited) - Shareholder Expense Example - 13
Beginning Account
Value($) 1/1/20
Ending Account
Value($) 6/30/20
Expenses Paid
During Period ($)
1/1/20 - 6/30/20
Expense Ratio
During Period (%)
1/1/20 - 6/30/20
(a)
NVIT Short Term Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,015.50 2.71 0.54
Hypothetical
(b)(c)
1,000.00 1,022.18 2.72 0.54
Class II Shares
Actual
(b)
1,000.00 1,013.60 3.96 0.79
Hypothetical
(b)(c)
1,000.00 1,020.93 3.97 0.79
Class Y Shares
Actual
(b)
1,000.00 1,016.50 1.96 0.39
Hypothetical
(b)(c)
1,000.00 1,022.92 1.96 0.39
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2020 through June 30, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securit ies and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

14 - Statement of Investments - June 30, 2020 (Unaudited) - Amundi NVIT Multi Sector Bond Fund
po
Asset-Backed Securities 6.9%
Principal
Amount ($) Value ($)
Airlines 0.3%
Alaska Airlines Pass-Through
Trust, Series 2020-1, Class
A, 4.80%, 8/15/2027(a) 810,000 820,125
Automobiles 2.3%
CIG Auto Receivables Trust,
Series 2019-1A, Class D,
4.85%, 5/15/2026(a) 1,150,000 1,149,034
Drive Auto Receivables Trust
Series 2020-2, Class C,
2.28%, 8/17/2026 650,000 656,468
Series 2020-2, Class D,
3.05%, 5/15/2028 440,000 446,221
United Auto Credit
Securitization Trust, Series
2019-1, Class E, 4.29%,
8/12/2024(a) 1,450,000 1,437,222
Westlake Automobile
Receivables Trust, Series
2019-1A, Class E, 4.49%,
7/15/2024(a) 2,000,000 2,061,954
5,750,899
Credit Card 0.4%
Continental Credit Card ABS
LLC, Series 2019-1A, Class
C, 6.16%, 8/15/2026(a) 1,200,000 1,078,122
Other 3.9%
Amur Equipment Finance
Receivables V LLC, Series
2018-1A, Class E, 5.36%,
4/22/2024(a) 800,000 817,375
Amur Equipment Finance
Receivables VI LLC, Series
2018-2A, Class E, 5.45%,
11/20/2023(a) 300,000 312,170
Invitation Homes Trust, Series
2018-SFR3, Class F, 2.50%,
7/17/2037(a)(b) 142,998 133,084
Kabbage Funding LLC
Series 2019-1, Class C,
4.61%, 3/15/2024(a) 750,000 392,005
Series 2019-1, Class D,
5.69%, 3/15/2024(a) 1,000,000 55,427
Progress Residential Trust
Series 2019-SFR1, Class E,
4.47%, 8/17/2035(a) 5,000,000 5,155,919
Series 2020-SFR2, Class E,
5.12%, 6/18/2037(a) 730,000 730,834
Race Point VIII CLO Ltd.,
Series 2013-8A, Class CR2,
2.43%, 2/20/2030(a)(b) 650,000 604,699
Sierra Timeshare Receivables
Funding LLC, Series
2019-1A, Class D, 4.75%,
1/20/2036(a) 522,794 507,065
Symphony CLO XXII Ltd.,
Series 2020-22A, Class C,
3.46%, 4/18/2033(a)(b) 400,000 386,723
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
York CLO-4 Ltd., Series
2016-2A, Class CR, 3.29%,
4/20/2032(a)(b) 1,000,000 970,823
10,066,124
Total Asset-Backed Securities
(cost $19,015,289)
17,715,270
Collateralized Mortgage Obligations 15.3%
Angel Oak Mortgage Trust I
LLC , Series 2019-2, Class
B2, 6.29%, 3/25/2049(a)(b) 2,250,000 2,250,570
Bellemeade Re Ltd. , Series
2019-1A, Class B1, 4.18%,
3/25/2029(a)(b) 880,000 586,395
Bunker Hill Loan Depositary
Trust -2020-1 , Series
2020-1, Class M1, 4.35%,
2/25/2055 1,311,000 1,310,968
Connecticut Avenue Securities
Trust
Series 2019-HRP1, Class
B1, 9.43%, 11/25/2039(a)(b) 4,100,000 3,165,485
Series 2020-R01, Class
1M2, 2.23%, 1/25/2040(a)
(b) 410,000 389,074
Series 2020-SBT1, Class
1M2, 3.83%, 2/25/2040(a)
(b) 960,000 897,539
Eagle RE Ltd. , Series 2019-
1, Class B1, 4.68%,
4/25/2029(a)(b) 2,850,000 1,783,959
FHLMC STACR REMIC Trust
Series 2020-DNA2, Class
M2, 2.03%, 2/25/2050(a)(b) 1,535,000 1,455,340
Series 2020-HQA2, Class
M2, 3.28%, 3/25/2050(a)(b) 1,160,000 1,110,621
Series 2020-HQA2, Class
B1, 4.28%, 3/25/2050(a)(b) 1,380,000 1,117,509
FHLMC STACR Trust
Series 2018-HQA2, Class
B2, 11.18%, 10/25/2048(a)
(b) 2,800,000 2,723,545
Series 2019-HQA1, Class
B2, 12.43%, 2/25/2049(a)(b) 2,550,000 2,677,284
Series 2019-DNA2, Class
B2, 10.68%, 3/25/2049(a)(b) 2,110,000 1,993,727
Series 2019-HQA2, Class
B2, 11.43%, 4/25/2049(a)(b) 1,130,000 1,091,020
Series 2019-DNA3, Class
B2, 8.33%, 7/25/2049(a)(b) 3,050,000 2,475,079

Amundi NVIT Multi Sector Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 15
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
FHLMC Structured Agency
Credit Risk Debt Notes ,
Series 2020-DNA3, Class
B1, 0.00%, 6/25/2050(a)(b) 1,660,000 1,660,000
GNMA REMICS
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 4,528,962 520,341
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 2,751,289 310,783
New Residential Mortgage
Loan Trust , Series 2019-
NQM2, Class B1, 5.21%,
4/25/2049(a)(b) 3,000,000 2,748,671
Oaktown Re III Ltd. , Series
2019-1A, Class B1B,
4.53%, 7/25/2029(a)(b) 3,270,000 2,878,542
STACR Trust , Series 2018-
HRP2, Class B2, 10.68%,
2/25/2047(a)(b) 2,000,000 1,876,157
Verus Securitization Trust
Series 2019-2, Class B1,
4.44%, 5/25/2059(a)(b) 850,000 743,500
Series 2019-INV2, Class
B1, 4.45%, 7/25/2059(a)(b) 850,000 742,904
Series 2020-INV1, Class
A3, 3.89%, 4/25/2060(a) 650,000 651,774
Series 2020-INV1, Class
B1, 5.75%, 4/25/2060(a) 100,000 92,565
Series 2020-INV1, Class
B2, 6.00%, 4/25/2060(a) 110,000 99,070
Series 2020-2, Class M1,
5.36%, 5/25/2060(a)(b) 740,000 729,439
Series 2020-2, Class B1,
5.36%, 5/25/2060(a)(b) 350,000 316,799
Vista Point Securitization
Trust , Series 2020-1, Class
B1, 5.38%, 3/25/2065(a)(b) 970,000 947,593
Total Collateralized Mortgage Obligations
(cost $43,472,283)
39,346,253
Commercial Mortgage-Backed Securities 4.0%
COMM Mortgage Trust
Series 2015-CR26, Class D,
3.63%, 10/10/2048(b) 3,000,000 2,079,108
Series 2019-GC44, Class
D, 2.50%, 8/15/2057(a) 2,120,000 1,396,452
JPMDB Commercial Mortgage
Securities Trust , Series
2016-C2, Class D, 3.55%,
6/15/2049(a)(b) 2,500,000 1,505,144
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C14, Class C,
5.11%, 2/15/2047(b) 230,000 221,804
Series 2015-C22, Class D,
4.37%, 4/15/2048(a)(b) 2,000,000 1,430,891
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 2,006,044
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Multifamily Connecticut
Avenue Securities Trust ,
Series 2019-01, Class CE,
8.93%, 10/15/2049(a)(b) 2,136,000 1,623,361
Total Commercial Mortgage-Backed
Securities
(cost $13,567,957) 10,262,804
Common Stocks 0.0%
†
Shares
Oil, Gas & Consumable Fuels 0.0%
†
Templar Energy LLC *^∞ 6,672 0
Paper & Forest Products 0.0%
†
Catalyst Paper Corp. *^∞ 344,368 0
Total Common Stocks
(cost $53,656)
0
Convertible Bonds 2.4%
Principal
Amount ($)
Airlines 1.1%
Air Canada, 4.00%,
7/1/2025(a) 1,377,000 1,456,178
Southwest Airlines Co.,
1.25%, 5/1/2025 1,110,000 1,333,144
2,789,322
Hotels, Restaurants & Leisure 0.8%
Carnival Corp., 5.75%,
4/1/2023(a) 1,060,000 1,706,528
Royal Caribbean Cruises Ltd.,
4.25%, 6/15/2023(a) 355,000 330,150
2,036,678
Pharmaceuticals 0.5%
Tricida , Inc., 3.50%,
5/15/2027(a) 1,260,000 1,330,740
Total Convertible Bonds
(cost $5,209,486)
6,156,740
Corporate Bonds 55.8%
Aerospace & Defense 0.5%
Boeing Co. (The) ,
5.81%, 5/1/2050 1,040,000 1,228,225
Airlines 0.5%
Mileage Plus Holdings LLC ,
6.50%, 6/20/2027(a) 1,335,000 1,338,338
Auto Components 1.0%
BorgWarner, Inc. ,
2.65%, 7/1/2027(c) 1,422,000 1,458,965
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 1,162,000 1,076,302
2,535,267

16 - Statement of Investments - June 30, 2020 (Unaudited) - Amundi NVIT Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles 1.4%
Ford Motor Co. ,
8.50%, 4/21/2023 695,000 734,963
9.00%, 4/22/2025 695,000 752,129
General Motors Co. ,
6.13%, 10/1/2025(c) 1,269,000 1,425,956
Volkswagen Group of America
Finance LLC ,
3.75%, 5/13/2030(a) 460,000 507,881
Winnebago Industries, Inc. ,
6.25%, 7/15/2028(a) 165,000 165,000
3,585,929
Banks 6.4%
AIB Group plc ,
(ICE LIBOR USD 3
Month + 1.87%), 4.26%,
4/10/2025(a)(d) 1,475,000 1,571,384
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.67%),
8.00%, 6/15/2024(d)(e) 1,750,000 1,813,437
BNP Paribas SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.94%),
4.50%, 2/25/2030(a)(d)(e) 1,160,000 1,016,450
Citigroup, Inc. ,
Series V, (SOFR + 3.23%),
4.70%, 1/30/2025(d)(e) 1,505,000 1,337,569
Danske Bank A/S ,
5.38%, 1/12/2024(a) 990,000 1,101,694
Intesa Sanpaolo SpA ,
Series XR, 4.70%,
9/23/2049(a)(c) 1,695,000 1,854,097
JPMorgan Chase & Co. ,
Series FF, (SOFR + 3.38%),
5.00%, 8/01/2024(d)(e) 923,000 882,850
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(d)(e) 2,100,000 1,874,250
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.85%),
4.64%, 4/1/2031(a)(d) 440,000 497,278
Truist Financial Corp. ,
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 4.35%), 5.10%,
3/01/2030(d)(e) 1,442,000 1,489,009
UniCredit SpA ,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(c)(d) 3,000,000 3,114,433
16,552,451
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages 1.1%
Bacardi Ltd. ,
5.30%, 5/15/2048(a)(c) 2,240,000 2,766,584
Building Products 0.9%
Standard Industries, Inc. ,
4.38%, 7/15/2030(a) 1,190,000 1,187,025
Summit Materials LLC ,
6.50%, 3/15/2027(a) 1,122,000 1,147,245
2,334,270
Capital Markets 0.9%
VistaJet Malta Finance plc ,
10.50%, 6/1/2024(a) 2,688,000 2,419,200
Chemicals 1.9%
INEOS Finance plc ,
2.88%, 5/1/2026(a) EUR 1,685,000 1,803,175
NOVA Chemicals Corp. ,
5.25%, 6/1/2027(a) 1,355,000 1,189,514
OCI NV ,
3.13%, 11/1/2024(a) 1,000,000 1,095,413
Olin Corp. ,
9.50%, 6/1/2025(a)(c) 650,000 724,750
4,812,852
Commercial Services & Supplies 0.2%
APX Group, Inc. ,
6.75%, 2/15/2027(a) 660,000 622,875
Construction & Engineering 1.2%
PowerTeam Services LLC ,
9.03%, 12/4/2025(a) 1,755,000 1,790,100
Stoneway Capital Corp. ,
10.00%, 3/1/2027(a)(f) 3,542,332 1,186,681
2,976,781
Consumer Finance 2.8%
ASG Finance Designated
Activity Co. ,
7.88%, 12/3/2024(a)(c) 1,995,000 1,376,550
Avation Capital SA ,
6.50%, 5/15/2021(a) 2,000,000 1,480,000
Avolon Holdings Funding Ltd. ,
3.63%, 5/1/2022(a) 1,780,000 1,677,907
Ford Motor Credit Co. LLC ,
2.33%, 11/25/2025 1,890,000 1,867,331
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(a)(g) 1,195,000 800,650
7,202,438
Diversified Consumer Services 0.4%
Sotheby's ,
7.38%, 10/15/2027(a)(c) 1,020,000 963,900
Diversified Telecommunication Services 2.5%
Altice France Holding SA ,
6.00%, 2/15/2028(a)(c) 1,760,000 1,662,109
AT&T, Inc. ,
2.05%, 5/19/2032 640,000 747,592
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 1,200,000 1,209,000

Amundi NVIT Multi Sector Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc. ,
1.50%, 9/19/2039 EUR 2,500,000 2,738,591
6,357,292
Electric Utilities 1.2%
Adani Electricity Mumbai Ltd. ,
3.95%, 2/12/2030(a) 500,000 464,524
Vistra Operations Co. LLC ,
5.00%, 7/31/2027(a) 2,500,000 2,528,125
2,992,649
Electronic Equipment, Instruments & Components 1.2%
Flex Ltd. ,
4.88%, 6/15/2029 2,902,000 3,202,591
Energy Equipment & Services 1.0%
Archrock Partners LP ,
6.25%, 4/1/2028(a) 575,000 523,250
FTS International, Inc. ,
6.25%, 5/1/2022 1,242,000 397,440
Transocean Sentry Ltd. ,
5.38%, 5/15/2023(a) 1,732,000 1,463,540
Transocean, Inc. ,
8.00%, 2/1/2027(a) 297,000 163,907
2,548,137
Entertainment 0.7%
Netflix, Inc. ,
3.63%, 6/15/2030(a) 1,470,000 1,696,962
Equity Real Estate Investment Trusts (REITs) 1.4%
iStar , Inc. ,
4.75%, 10/1/2024 840,000 784,350
4.25%, 8/1/2025 1,955,000 1,769,275
MPT Operating Partnership
LP ,
4.63%, 8/1/2029 1,070,000 1,075,350
3,628,975
Food Products 0.4%
Simmons Foods, Inc. ,
5.75%, 11/1/2024(a) 1,201,000 1,140,950
Health Care Providers & Services 0.4%
Centene Corp. ,
3.38%, 2/15/2030 995,000 1,004,661
Hotels, Restaurants & Leisure 3.3%
Boyd Gaming Corp. ,
8.63%, 6/1/2025(a) 845,000 883,025
Carnival Corp. ,
3.95%, 10/15/2020(c) 320,000 316,343
Colt Merger Sub, Inc. ,
6.25%, 7/1/2025(a) 480,000 477,000
8.13%, 7/1/2027(a) 525,000 507,281
Enterprise Development
Authority (The) ,
12.00%, 7/15/2024(a) 1,950,000 1,959,750
Grupo Posadas SAB de CV ,
7.88%, 6/30/2022(a)(c) 1,484,000 422,940
Hyatt Hotels Corp. ,
5.38%, 4/23/2025 580,000 614,602
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Marriott International, Inc. ,
4.63%, 6/15/2030 370,000 383,918
Sands China Ltd. ,
4.38%, 6/18/2030(a) 515,000 536,347
Scientific Games International,
Inc. ,
7.00%, 5/15/2028(a)(c) 965,000 772,000
Station Casinos LLC ,
4.50%, 2/15/2028(a) 1,415,000 1,197,444
Viking Cruises Ltd. ,
5.88%, 9/15/2027(a) 788,000 469,151
8,539,801
Household Durables 0.2%
Taylor Morrison Communities,
Inc. ,
5.88%, 6/15/2027(a)(c) 400,000 414,296
Household Products 0.3%
Energizer Holdings, Inc. ,
4.75%, 6/15/2028(a) 777,000 762,214
Industrial Conglomerates 0.5%
3M Co. ,
3.70%, 4/15/2050 705,000 839,761
General Electric Co. ,
4.25%, 5/1/2040 510,000 507,490
1,347,251
Insurance 3.9%
Chubb INA Holdings, Inc. ,
0.88%, 12/15/2029 2,490,000 2,773,529
CNO Financial Group, Inc. ,
5.25%, 5/30/2029 1,205,000 1,291,434
Farmers Exchange Capital III ,
(ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(d) 2,510,000 2,907,408
Galaxy Bidco Ltd. ,
6.50%, 7/31/2026(a) GBP 535,000 667,890
Liberty Mutual Group, Inc. ,
(EUR Swap Annual 5
Year + 3.70%), 3.62%,
5/23/2059(a)(d) EUR 450,000 485,453
Liberty Mutual Insurance Co. ,
7.70%, 10/15/2097(a) 730,000 1,113,383
Mutual of Omaha Insurance
Co. ,
(ICE LIBOR USD 3
Month + 2.64%), 4.30%,
7/15/2054(a)(d) 170,000 172,583
New York Life Insurance Co. ,
3.75%, 5/15/2050(a) 495,000 559,019
9,970,699
Internet & Direct Marketing Retail 0.9%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 2,045,000 2,413,754

18 - Statement of Investments - June 30, 2020 (Unaudited) - Amundi NVIT Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery 0.3%
Vertical Holdco GmbH ,
7.63%, 7/15/2028(a) 210,000 210,000
Vertical US Newco, Inc. ,
5.25%, 7/15/2027(a) 600,000 600,000
810,000
Media 2.5%
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a) 958,000 510,135
MDC Partners, Inc. ,
6.50%, 5/1/2024(a) 3,343,000 3,108,990
Sirius XM Radio, Inc. ,
4.13%, 7/1/2030(a)(c) 2,710,000 2,680,082
6,299,207
Metals & Mining 0.8%
Metinvest BV ,
7.75%, 10/17/2029(a) 1,000,000 931,300
Novelis Corp. ,
4.75%, 1/30/2030(a) 1,225,000 1,169,875
2,101,175
Multi-Utilities 0.9%
Berkshire Hathaway Energy
Co. ,
4.25%, 10/15/2050(a) 1,035,000 1,303,361
Puget Energy, Inc. ,
4.10%, 6/15/2030(a)(c) 810,000 894,262
2,197,623
Oil, Gas & Consumable Fuels 7.0%
Cameron LNG LLC ,
3.40%, 1/15/2038(a) 888,000 953,855
Energy Transfer Operating LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(e) 2,200,000 1,881,000
EnLink Midstream Partners
LP ,
5.60%, 4/1/2044 540,000 329,400
5.05%, 4/1/2045 420,000 261,576
5.45%, 6/1/2047 1,620,000 1,004,076
Equinor ASA ,
3.70%, 4/6/2050(c) 1,340,000 1,531,759
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 865,000 832,493
MEG Energy Corp. ,
7.13%, 2/1/2027(a) 1,755,000 1,458,844
Midwest Connector Capital
Co. LLC ,
4.63%, 4/1/2029(a) 1,467,000 1,581,339
MPLX LP ,
4.50%, 4/15/2038 410,000 410,077
5.50%, 2/15/2049 345,000 382,338
Neptune Energy Bondco plc ,
6.63%, 5/15/2025(a) 1,450,000 1,261,500
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
PBF Holding Co. LLC ,
9.25%, 5/15/2025(a) 725,000 773,938
6.00%, 2/15/2028(a) 1,795,000 1,489,850
Petroleos Mexicanos ,
6.84%, 1/23/2030(a) 1,940,000 1,707,685
5.95%, 1/28/2031(a) 328,000 270,649
6.75%, 9/21/2047 640,000 492,064
Tallgrass Energy Partners LP ,
6.00%, 3/1/2027(a) 1,650,000 1,464,375
18,086,818
Personal Products 0.5%
Edgewell Personal Care Co. ,
5.50%, 6/1/2028(a) 1,195,000 1,227,862
Pharmaceuticals 0.7%
Bausch Health Americas, Inc. ,
8.50%, 1/31/2027(a) 940,000 997,575
Bausch Health Cos., Inc. ,
5.25%, 1/30/2030(a) 210,000 199,237
Teva Pharmaceutical Finance
Netherlands II BV ,
6.00%, 1/31/2025(a) 515,000 610,391
1,807,203
Professional Services 0.7%
CoStar Group, Inc. ,
2.80%, 7/15/2030(a) 1,835,000 1,877,878
Road & Rail 0.2%
Kapla Holding SAS ,
3.38%, 12/15/2026(a) 455,000 452,405
Semiconductors & Semiconductor Equipment 1.0%
Broadcom, Inc. ,
4.25%, 4/15/2026(a) 908,000 1,010,518
4.15%, 11/15/2030(a) 1,355,000 1,472,454
2,482,972
Software 1.4%
Citrix Systems, Inc. ,
3.30%, 3/1/2030 2,170,000 2,319,710
Oracle Corp. ,
3.85%, 4/1/2060 1,175,000 1,375,306
3,695,016
Specialty Retail 1.0%
AutoNation, Inc. ,
4.75%, 6/1/2030 695,000 753,080
Michaels Stores, Inc. ,
8.00%, 7/15/2027(a)(c) 2,003,000 1,742,610
2,495,690
Technology Hardware, Storage & Peripherals 0.8%
Dell International LLC ,
5.85%, 7/15/2025(a) 440,000 505,648
4.90%, 10/1/2026(a) 1,398,000 1,542,556
2,048,204

Amundi NVIT Multi Sector Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Thrifts & Mortgage Finance 0.2%
Nationstar Mortgage Holdings,
Inc. ,
6.00%, 1/15/2027(a) 660,000 627,000
Wireless Telecommunication Services 0.7%
T-Mobile USA, Inc. ,
3.88%, 4/15/2030(a) 555,000 617,693
2.55%, 2/15/2031(a) 1,090,000 1,093,837
1,711,530
Total Corporate Bonds
(cost $148,894,041)
143,279,925
Foreign Government Securities 2.6%
QATAR 1.5%
State of Qatar ,
5.10%, 4/23/2048(a) 240,000 326,180
4.82%, 3/14/2049(a) 2,755,000 3,620,703
3,946,883
UNITED ARAB EMIRATES 1.1%
United Arab Emirates
Government Bond ,
3.13%, 9/30/2049(a) 2,640,000 2,748,900
Total Foreign Government Securities
(cost $5,579,199)
6,695,783
Loan Participations 6.8%
Auto Components 0.8%
Trico Group LLC, Term Loan,
(ICE LIBOR USD 3 Month +
7.00%), 8.00%, 2/2/2024 (d) 2,268,750 2,172,328
0
Diversified Telecommunication Services
1.5%
Windstream Corp., DIP Term
Loan, (ICE LIBOR USD 1
Month + 2.50%), 2.68%,
2/26/2021 (d) 2,000,000 1,962,500
Windstream Refinance, 1st
Lien Term Loan, (ICE
LIBOR USD 1 Month +
4.25%), 7.50%, 2/17/2024
(d) 3,085,000 1,840,727
3,803,227
0
Food Products 0.7%
JBS USA LLC, Term Loan B,
(ICE LIBOR USD 3 Month +
2.00%), 3.07%, 5/1/2026 (d) 1,999,588 1,905,447
0
Hotels, Restaurants & Leisure 1.0%
Spectacle Gary Holdings LLC,
Term Loan, (ICE LIBOR
USD 6 Month + 9.00%),
11.00%, 12/23/2025 (d) 2,725,200 2,507,184
Loan Participations
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Spectacle Gary, Delayed Draw
Term Loan, (ICE LIBOR
USD 3 Month + 4.50%), –%,
12/23/2025 (d) — 0
2,507,184
0
IT Services 0.9%
Dyncorp International, Inc.,
Term Loan, (ICE LIBOR
USD 1 Month + 6.00%),
7.00%, 8/18/2025 (d) 2,512,125 2,392,422
0
Machinery 0.5%
Shape Technologies Group,
Inc., Term Loan, (ICE
LIBOR USD 3 Month +
3.00%), 4.04%, 4/19/2025
(d) 1,488,608 1,146,228
0
Media 0.3%
Diamond Sports Group LLC,
Term Loan, (ICE LIBOR
USD 1 Month + 3.25%),
3.43%, 8/24/2026 (d) 808,888 656,210
0
Wireless Telecommunication Services 1.1%
Xplornet Communications,
Inc., Term Loan, (ICE
LIBOR USD 1 Month +
4.75%), 4.93%, 6/10/2027
(d) 3,035,000 2,890,838
0
Total Loan Participations
(cost $19,408,948) 17,473,884
Supranational 0.7%
Banque Ouest Africaine de
Developpement , 4.70%,
10/22/2031(a) 1,700,000 1,710,880
Total Supranational
(cost $1,700,000)
1,710,880
Preferred Stock 0.0%
†
Shares
Oil, Gas & Consumable Fuels 0.0%
†
Templar Energy LLC, 0.00%,
*^∞(h) 5,423 0
Total Preferred Stock
(cost $41,720)
0

20 - Statement of Investments - June 30, 2020 (Unaudited) - Amundi NVIT Multi Sector Bond Fund
Repurchase Agreements 4.2%
Principal
Amount ($) Value ($)
Bank of America NA
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $7,744,775,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $7,899,650.
( i )(j) 7,744,755 7,744,755
NatWest Markets Securities,
Inc.
0.08%, dated 6/30/2020,
due 7/7/2020, repurchase
price $2,000,032,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042;
total market value
$2,040,005. ( i )(j) 2,000,000 2,000,000
Pershing LLC
0.14%, dated 6/30/2020,
due 7/1/2020, repurchase
price $1,000,004,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
7/23/2020 - 12/20/2069;
total market value
$1,020,000. ( i )(j) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $10,744,755)
10,744,755
Total Investments
(cost $267,687,334) — 98.7%
253,386,294
Other assets in excess of
liabilities — 1.3% 3,291,854
NET ASSETS — 100.0%
$ 256,678,148
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at June 30, 2020 was
$171,823,067 which represents 66.94% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2020.
(c) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $14,139,383, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $10,744,755 and by $3,841,618 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 8.75%, and maturity dates ranging from
7/9/2020 – 2/15/2050, a total value of $14,586,373.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2020.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2020. The
maturity date reflects the next call date.
(f) Security in default.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of June 30, 2020.
( i ) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $10,744,755.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

Amundi NVIT Multi Sector Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 21
Centrally Cleared Credit default swap contracts outstanding - buy protection as of June 30, 2020
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
34-V6 5.00 Quarterly 6/20/2025 5.17
USD
90,000,000 (331,587) 850,178 518,591
Markit CDX
North American
Investment Grade
Index Series
34-V1 1.00 Quarterly 6/20/2025 0.76
USD
24,000,000 (325,765) 45,255 (280,510)
(657,352) 895,433 238,081
At June 30, 2020, the Fund had $7,877,828 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of June 30, 2020:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 651,934 GBP 525,000 JPMorgan Chase Bank 7/22/2020 1,318
USD 729,766 EUR 651,622 Bank of America NA 7/22/2020 (2,663)
USD 12,463,031 EUR 11,125,226 JPMorgan Chase Bank 7/22/2020 (41,839)
Net unrealized depreciation (43,184)
Currency:
EUR Euro
GBP British pound
USD United States dollar

22 - Statement of Investments - June 30, 2020 (Unaudited) - Amundi NVIT Multi Sector Bond Fund
Futures contracts outstanding as of June 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
Euro- Bobl (16) 9/2020 EUR (2,426,400) (9,912)
Euro-Bund (67) 9/2020 EUR (13,287,455) (115,576)
U.S. Treasury 2 Year Note (194) 9/2020 USD (42,840,656) (9,630)
U.S. Treasury 5 Year Note (217) 9/2020 USD (27,286,055) (74,495)
U.S. Treasury 10 Year Note (18) 9/2020 USD (2,505,094) (8,490)
U.S. Treasury 10 Year Ultra Note (143) 9/2020 USD (22,520,266) (106,396)
U.S. Treasury Long Bond (131) 9/2020 USD (23,391,688) (143,588)
U.S. Treasury Ultra Bond (80) 9/2020 USD (17,452,500) (194,333)
(662,420)
At June 30, 2020, the Fund had $2,454,610 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

DoubleLine NVIT Total Return Tactical Fund - June 30, 2020 (Unaudited) - Statement of Investments - 23
Asset-Backed Securities 11.3%
Principal
Amount ($) Value ($)
Automobiles 0.3%
Flagship Credit Auto Trust,
Series 2017-4, Class C,
2.92%, 11/15/2023(a) 500,000 506,334
Home Equity 5.5%
Countrywide Asset-Backed
Certificates, Series 2007-
BC3, Class 2A3, 0.36%,
11/25/2047(b) 695,253 668,077
Credit-Based Asset Servicing
and Securitization LLC,
Series 2006-CB4, Class
AV3, 0.33%, 5/25/2036(b) 3,101,072 2,454,410
JP Morgan Mortgage
Acquisition Trust
Series 2006-RM1, Class A5,
0.42%, 8/25/2036(b) 1,966,931 1,092,856
Series 2007-CH3, Class
M2, 0.50%, 3/25/2037(b) 1,500,000 1,196,233
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
0.39%, 5/25/2037(b) 2,396,994 2,243,084
New Century Home Equity
Loan Trust, Series 2006-
1, Class A2C, 0.46%,
5/25/2036(b) 1,500,000 1,073,486
Securitized Asset-Backed
Receivables LLC Trust,
Series 2006-FR4, Class
A2B, 0.35%, 8/25/2036(b) 4,511,373 1,859,425
10,587,571
Other 5.2%
AGL CLO 3 Ltd., Series
2020-3A, Class A, 2.19%,
1/15/2033(a)(b) 1,000,000 975,215
Birch Grove CLO Ltd., Series
19A, Class A, 1.80%,
6/15/2031(a)(b) 500,000 487,781
Carlyle Global Market
Strategies CLO Ltd., Series
2014-3RA, Class A1A,
2.04%, 7/27/2031(a)(b) 496,041 480,042
CFIP CLO Ltd., Series
2017-1A, Class B, 2.79%,
1/18/2030(a)(b) 500,000 485,044
CLNC Ltd., Series 2019-
FL1, Class A, 1.44%,
8/20/2035(a)(b) 196,000 190,671
ENA Norte Trust, Reg. S,
4.95%, 4/25/2023 112,230 110,546
FREED ABS Trust, Series
2019-1, Class A, 3.42%,
6/18/2026(a) 42,875 42,954
LCM XV LP, Series 15A, Class
DR, 4.84%, 7/20/2030(a)(b) 250,000 223,824
LoanCore Issuer Ltd., Series
2019-CRE2, Class AS,
1.68%, 5/15/2036(a)(b) 188,000 171,990
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
MP CLO IV Ltd., Series 2013-
2A, Class ARR, 2.27%,
7/25/2029(a)(b) 500,000 493,002
Pretium Mortgage Credit
Partners I LLC, Series
2020-NPL2, Class A1,
3.72%, 2/27/2060(a)(c) 997,611 997,777
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A,
2.33%, 10/20/2030(a)(b) 500,000 489,875
SCF Equipment Leasing LLC,
Series 2017-2A, Class A,
3.41%, 12/20/2023(a) 184,640 185,100
Sprite Ltd., Series 2017-
1, Class A, 4.25%,
12/15/2037(a) 326,013 268,364
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 494,288 499,472
Taco Bell Funding LLC, Series
2018-1A, Class A2I, 4.32%,
11/25/2048(a) 492,500 502,980
TRTX Issuer Ltd., Series
2019-FL3, Class AS, 1.64%,
9/15/2034(a)(b) 196,000 188,650
Venture XV CLO Ltd., Series
2013-15A, Class A1R2,
2.59%, 7/15/2032(a)(b) 496,957 484,717
Venture XX CLO Ltd., Series
2015-20A, Class AR,
2.04%, 4/15/2027(a)(b) 340,968 336,264
VOLT LXXXV LLC, Series
2020-NPL1, Class A1A,
3.23%, 1/25/2050(a)(c) 1,926,598 1,910,528
Zais CLO 5 Ltd., Series
2016-2A, Class A1, 2.75%,
10/15/2028(a)(b) 495,828 490,247
10,015,043
Student Loan 0.3%
SoFi Professional Loan
Program Trust, Series
2018-B, Class BFX, 3.83%,
8/25/2047(a) 500,000 487,077
Total Asset-Backed Securities
(cost $22,567,169)
21,596,025
Collateralized Mortgage Obligations 25.7%
Alternative Loan Trust
Series 2005-64CB, Class
1A12, 0.98%, 12/25/2035(b) 1,705,368 1,374,364
Series 2006-13T1, Class
A1, 6.00%, 5/25/2036 2,286,579 1,627,942
Series 2006-OA7, Class
1A2, 2.44%, 6/25/2046(b) 2,435,860 2,135,318

24 - Statement of Investments - June 30, 2020 (Unaudited) - DoubleLine NVIT Total Return Tactical Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Bear Stearns ALT-A Trust ,
Series 2006-1, Class 11A1,
0.66%, 2/25/2036(b) 2,003,532 1,916,537
Chase Mortgage Finance
Trust , Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 2,082,268 1,528,708
CHL Mortgage Pass-Through
Trust , Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,602,036 1,230,858
CIM Trust , Series 2017-
6, Class A1, 3.02%,
6/25/2057(a)(b) 988,966 993,958
FHLMC REMICS
Series 4749, Class LV,
3.50%, 4/15/2038 4,000,000 4,199,899
Series 4729, Class AG,
3.00%, 1/15/2044 5,000,000 5,150,460
Series 4748, Class KW,
3.50%, 9/15/2044 3,000,000 3,138,360
Series 4750, Class PA,
3.00%, 7/15/2046 2,489,513 2,581,333
Series 4752, Class PL,
3.00%, 9/15/2046 2,504,571 2,613,627
FNMA REMICS
Series 2013-20, Class MA,
2.50%, 3/25/2033 2,988,031 3,149,456
Series 2014-11, Class KZ,
2.50%, 10/25/2041 2,225,591 2,293,048
Series 2018-33, Class A,
3.00%, 5/25/2048 2,405,427 2,558,694
Series 2019-64, Class D,
2.50%, 11/25/2049 1,724,578 1,802,747
GCAT Trust , Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(b) 700,000 621,046
IndyMac IMSC Mortgage
Loan Trust , Series 2007-
HOA1, Class A11, 0.36%,
7/25/2047(b) 1,058,309 795,912
JP Morgan Mortgage Trust ,
Series 2006-S1, Class 2A9,
6.50%, 4/25/2036 641,403 700,061
NRPL Trust , Series 2018-
2A, Class A1, 4.25%,
7/25/2067(a)(c) 1,574,861 1,598,369
RALI Trust , Series 2006-
QS17, Class A7, 6.00%,
12/25/2036 1,789,705 1,627,826
Seasoned Credit Risk Transfer
Trust , Series 2019-4, Class
MV, 3.00%, 2/25/2059 2,057,631 2,301,941
Toorak Mortgage Corp. Ltd.
Series 2018-1, Class A1,
4.34%, 8/25/2021(a)(c) 2,000,000 2,000,739
Series 2020-1, Class A2,
3.23%, 3/25/2023(a)(c) 1,100,000 1,017,002
Total Collateralized Mortgage Obligations
(cost $48,743,205)
48,958,205
Commercial Mortgage-Backed Securities 4.9%
Principal
Amount ($) Value ($)
BANK
Series 2017-BNK6, Class
XA, IO, 0.97%, 7/15/2060(b) 4,546,694 180,040
Series 2018-BN10, Class
XA, IO, 0.88%, 2/15/2061(b) 2,871,280 127,098
Series 2020-BN26, Class
ASB, 2.31%, 3/15/2063 255,000 268,850
Series 2020-BN26, Class
AS, 2.69%, 3/15/2063 255,000 261,791
BBCMS Mortgage Trust ,
Series 2020-C6, Class XA,
IO, 1.06%, 2/15/2053(b) 1,996,563 155,859
BBCMS Trust , Series 2018-
BXH, Class A, 1.18%,
10/15/2037(a)(b) 51,744 47,157
BB-UBS Trust
Series 2012-SHOW, Class
XB, IO, 0.28%, 11/5/2036(a)
(b) 4,823,000 37,625
Series 2012-SHOW, Class
XA, IO, 0.73%, 11/5/2036(a)
(b) 8,760,000 215,932
BX Trust
Series 2018-EXCL, Class A,
1.27%, 9/15/2037(a)(b) 56,258 50,076
Series 2019-OC11, Class E,
4.08%, 12/9/2041(a)(b) 221,000 195,816
CD Mortgage Trust , Series
2017-CD6, Class XA, IO,
1.10%, 11/13/2050(b) 5,852,069 248,062
CHT Mortgage Trust , Series
2017-CSMO, Class F,
3.93%, 11/15/2036(a)(b) 143,000 127,966
Citigroup Commercial
Mortgage Trust
Series 2020-555, Class E,
3.62%, 12/10/2041(a) 115,000 101,970
Series 2014-GC19, Class
XA, IO, 1.32%, 3/10/2047(b) 3,648,855 125,431
Series 2014-GC21, Class
XA, IO, 1.34%, 5/10/2047(b) 3,287,524 121,805
Series 2016-GC36, Class
D, 2.85%, 2/10/2049(a) 139,000 85,835
COMM Mortgage Trust
Series 2017-PANW, Class
E, 4.13%, 10/10/2029(a)(b) 254,000 248,429
Series 2017-PANW, Class
D, 4.34%, 10/10/2029(a)(b) 152,000 155,527
Series 2014-CR20,
Class XA, IO, 1.18%,
11/10/2047(b) 6,160,401 220,882
Series 2015-CR23, Class C,
4.44%, 5/10/2048(b) 407,000 402,281
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 2.06%, 1/15/2049(b) 752,071 55,808
Series 2017-CX10,
Class XA, IO, 0.86%,
11/15/2050(b) 7,066,823 278,739

DoubleLine NVIT Total Return Tactical Fund - June 30, 2020 (Unaudited) - Statement of Investments - 25
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
CSAIL Commercial Mortgage
Trust
Series 2017-CX10, Class C,
4.25%, 11/15/2050(b) 405,000 370,775
Series 2019-C18, Class B,
3.59%, 12/15/2052 255,000 246,551
CSMC Trust
Series 2017-CALI, Class E,
3.90%, 11/10/2032(a)(b) 250,000 243,241
Series 2017-CALI, Class F,
3.90%, 11/10/2032(a)(b) 250,000 234,810
CSWF , Series 2018-
TOP, Class A, 1.18%,
8/15/2035(a)(b) 109,529 105,416
DBGS Mortgage Trust , Series
2018-BIOD, Class A, 0.99%,
5/15/2035(a)(b) 165,209 161,483
Great Wolf Trust
Series 2019-WOLF, Class
E, 2.92%, 12/15/2036(a)(b) 100,000 89,988
Series 2019-WOLF, Class F,
3.32%, 12/15/2036(a)(b) 100,000 83,982
GS Mortgage Securities Corp.
Trust
Series 2018-TWR, Class A,
1.08%, 7/15/2031(a)(b) 100,000 96,351
Series 2018-TWR, Class D,
1.78%, 7/15/2031(a)(b) 100,000 92,439
Series 2018-LUAU, Class A,
1.18%, 11/15/2032(a)(b) 184,000 173,867
Series 2019-SOHO, Class
E, 2.06%, 6/15/2036(a)(b) 125,000 116,887
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.68%, 11/10/2049(b) 7,710,431 180,086
Series 2017-GS8, Class XA,
IO, 1.12%, 11/10/2050(b) 5,307,955 270,491
HPLY Trust , Series 2019-
HIT, Class F, 3.33%,
11/15/2036(a)(b) 94,253 77,269
JP Morgan Chase Commercial
Mortgage Securities Trust ,
Series 2018-WPT, Class
FFX, 5.54%, 7/5/2033(a) 113,000 104,504
JPMDB Commercial Mortgage
Securities Trust
Series 2020-COR7, Class
XA, IO, 1.66%, 5/13/2053(b) 1,364,000 158,334
Series 2020-COR7, Class
B, 3.29%, 5/13/2053 158,000 163,448
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
JPMorgan Chase Commercial
Mortgage Securities Trust ,
Series 2018-LAQ, Class A,
1.18%, 6/15/2032(a)(b) 148,266 139,359
MF1 Ltd. , Series 2020-
FL3, Class A, 2.23%,
7/15/2035(a)(b) 157,000 157,294
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2017-C33, Class XA,
IO, 1.57%, 5/15/2050(b) 3,099,190 185,512
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
2.38%, 11/15/2034(a)(b) 111,000 87,596
Series 2017-ASHF, Class E,
3.33%, 11/15/2034(a)(b) 167,000 123,207
Series 2017-ASHF, Class F,
4.53%, 11/15/2034(a)(b) 127,000 87,277
Series 2019-L3, Class XA,
IO, 0.77%, 11/15/2052(b) 3,043,269 143,959
Series 2020-L4, Class B,
3.08%, 2/15/2053 114,000 106,697
SG Commercial Mortgage
Securities Trust , Series
2016-C5, Class XA, IO,
2.13%, 10/10/2048(b) 3,270,887 242,750
UBS Commercial Mortgage
Trust , Series 2017-
C5, Class C, 4.46%,
11/15/2050(b) 349,000 303,410
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5, Class C,
4.69%, 10/15/2045(b) 405,000 407,290
Series 2015-C28, Class XA,
IO, 0.76%, 5/15/2048(b) 8,995,562 219,718
Series 2017-C41, Class B,
4.19%, 11/15/2050(b) 251,000 245,779
Series 2020-C55, Class AS,
2.94%, 2/15/2053 114,000 118,211
Total Commercial Mortgage-Backed
Securities
(cost $9,730,292) 9,250,960
Corporate Bonds 14.2%
Aerospace & Defense 0.1%
Bombardier, Inc. ,
6.00%, 10/15/2022(a) 45,000 31,500
BWX Technologies, Inc. ,
4.13%, 6/30/2028(a) 25,000 24,937
TransDigm, Inc. ,
8.00%, 12/15/2025(a) 10,000 10,510
6.25%, 3/15/2026(a) 70,000 69,826
6.38%, 6/15/2026 30,000 27,329
5.50%, 11/15/2027 45,000 39,272

26 - Statement of Investments - June 30, 2020 (Unaudited) - DoubleLine NVIT Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Triumph Group, Inc. ,
7.75%, 8/15/2025 30,000 22,538
225,912
Air Freight & Logistics 0.0%
†
FedEx Corp. ,
4.75%, 11/15/2045 45,000 49,617
Airlines 0.1%
Latam Finance Ltd. ,
7.00%, 3/1/2026(a) 200,000 54,000
Mileage Plus Holdings LLC ,
6.50%, 6/20/2027(a) 75,000 75,188
129,188
Auto Components 0.0%
†
Clarios Global LP ,
6.25%, 5/15/2026(a) 55,000 56,719
Icahn Enterprises LP ,
5.25%, 5/15/2027 40,000 38,600
95,319
Automobiles 0.1%
Ford Motor Co. ,
9.00%, 4/22/2025 40,000 43,288
Hyundai Capital America ,
3.00%, 2/10/2027(a) 115,000 113,582
156,870
Banks 2.1%
Banco Bilbao Vizcaya
Argentaria Colombia SA ,
Reg. S, 4.88%, 4/21/2025 150,000 157,500
Banco de Credito del Peru ,
Reg. S, (ICE LIBOR USD
3 Month + 7.04%), 6.13%,
4/24/2027(d) 50,000 53,000
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.00%),
1.00%, 7/1/2030(a)(d) 100,000 99,150
Banco de Reservas de la
Republica Dominicana ,
Reg. S, 7.00%, 2/1/2023 150,000 150,751
Banco Macro SA ,
Reg. S, (USD Swap Semi
5 Year + 5.46%), 6.75%,
11/4/2026(d) 150,000 121,598
Banco Mercantil del Norte SA ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 10 Year + 5.35%),
7.63%, 1/10/2028(d)(e) 200,000 190,684
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 5.47%),
7.50%, 6/27/2029(a)(d)(e) 200,000 188,100
Banistmo SA ,
3.65%, 9/19/2022(a) 300,000 299,628
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp. ,
(ICE LIBOR USD 3
Month + 0.66%), 2.37%,
7/21/2021(d) 175,000 175,162
Bank of Nova Scotia (The) ,
1.63%, 5/1/2023 105,000 107,479
CIMB Bank Bhd. ,
Reg. S, (ICE LIBOR USD
3 Month + 0.78%), 2.10%,
10/9/2024(d) 200,000 194,468
Citigroup, Inc. ,
(ICE LIBOR USD 3
Month + 1.39%), 3.67%,
7/24/2028(d) 215,000 239,711
Commonwealth Bank of
Australia ,
3.90%, 7/12/2047(a) 125,000 152,844
Credicorp Ltd. ,
2.75%, 6/17/2025(a) 200,000 199,030
DBS Group Holdings Ltd. ,
Reg. S, (USD Swap Semi
5 Year + 2.39%), 3.60%,
9/07/2021(d)(e) 300,000 300,750
Gilex Holding Sarl ,
Reg. S, 8.50%, 5/2/2023 150,000 147,526
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3 Month +
1.10%), 1.42%, 6/7/2021(d) 125,000 125,991
Mitsubishi UFJ Financial
Group, Inc. ,
(ICE LIBOR USD 3 Month +
0.74%), 1.08%, 3/2/2023(d) 125,000 124,481
Oversea-Chinese Banking
Corp. Ltd. ,
Reg. S, 4.25%, 6/19/2024 200,000 216,210
Royal Bank of Canada ,
2.55%, 7/16/2024 280,000 297,345
Santander Holdings USA, Inc. ,
3.40%, 1/18/2023 110,000 114,421
Sumitomo Mitsui Financial
Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.74%), 1.87%,
1/17/2023(d) 140,000 139,524
Wells Fargo & Co. ,
3.07%, 1/24/2023 115,000 119,165
(ICE LIBOR USD 3
Month + 1.31%), 3.58%,
5/22/2028(d) 110,000 122,086
4,036,604
Beverages 0.1%
Anheuser-Busch InBev
Worldwide, Inc. ,
5.55%, 1/23/2049 70,000 93,323
Constellation Brands, Inc. ,
2.88%, 5/1/2030 25,000 26,489
119,812

DoubleLine NVIT Total Return Tactical Fund - June 30, 2020 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology 0.2%
AbbVie, Inc. ,
3.20%, 11/6/2022 90,000 94,569
3.80%, 3/15/2025(a) 95,000 105,404
Amgen, Inc. ,
2.45%, 2/21/2030 100,000 105,734
305,707
Building Products 0.1%
Builders FirstSource, Inc. ,
6.75%, 6/1/2027(a) 65,000 66,544
5.00%, 3/1/2030(a) 40,000 37,600
Carrier Global Corp. ,
3.58%, 4/5/2050(a) 65,000 63,980
Griffon Corp. ,
5.75%, 3/1/2028 40,000 39,500
207,624
Capital Markets 0.5%
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3
Month + 1.17%), 1.56%,
5/15/2026(d) 234,000 232,291
Macquarie Group Ltd. ,
(ICE LIBOR USD 3
Month + 1.02%), 3.19%,
11/28/2023(a)(d) 85,000 88,305
(ICE LIBOR USD 3
Month + 1.33%), 4.15%,
3/27/2024(a)(d) 130,000 139,554
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 0.85%), 3.74%,
4/24/2024(d) 225,000 242,239
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 210,000 236,853
939,242
Chemicals 0.4%
DuPont de Nemours, Inc. ,
5.42%, 11/15/2048 40,000 52,687
Gates Global LLC ,
6.25%, 1/15/2026(a) 35,000 34,388
MEGlobal Canada ULC ,
5.00%, 5/18/2025(a) 200,000 215,086
Syngenta Finance NV ,
Reg. S, 5.68%, 4/24/2048 200,000 202,473
UPL Corp. Ltd. ,
Reg. S, 3.25%, 10/13/2021 200,000 199,723
704,357
Commercial Services & Supplies 0.2%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 40,000 42,000
9.75%, 7/15/2027(a) 50,000 52,688
Aramark Services, Inc. ,
6.38%, 5/1/2025(a) 100,000 103,263
Garda World Security Corp. ,
8.75%, 5/15/2025(a) 55,000 55,687
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
GFL Environmental, Inc. ,
4.25%, 6/1/2025(a) 45,000 45,394
5.13%, 12/15/2026(a) 60,000 62,100
8.50%, 5/1/2027(a) 21,000 22,837
Waste Management, Inc. ,
3.45%, 6/15/2029 85,000 87,556
471,525
Communications Equipment 0.0%
†
CommScope, Inc. ,
5.50%, 3/1/2024(a) 50,000 50,500
Consumer Finance 0.6%
American Express Co. ,
2.50%, 8/1/2022 105,000 108,742
Avolon Holdings Funding Ltd. ,
3.25%, 2/15/2027(a) 70,000 56,541
Credito Real SAB de CV
SOFOM ER ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 7.03%),
9.12%, 11/29/2022(d)(e) 200,000 170,600
Discover Financial Services ,
4.10%, 2/9/2027 110,000 120,229
General Motors Financial Co.,
Inc. ,
(ICE LIBOR USD 3 Month +
0.99%), 2.36%, 1/5/2023(d) 180,000 173,493
3.95%, 4/13/2024 15,000 15,517
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(a)(f) 55,000 36,850
Mexarrend SAPI de CV ,
10.25%, 7/24/2024(a) 200,000 167,752
Navient Corp. ,
5.00%, 3/15/2027 30,000 25,200
Springleaf Finance Corp. ,
6.63%, 1/15/2028 50,000 49,500
Unifin Financiera SAB de CV ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 6.31%),
8.88%, 1/29/2025(d)(e) 200,000 130,002
1,054,426
Containers & Packaging 0.2%
Berry Global, Inc. ,
5.63%, 7/15/2027(a) 70,000 71,750
Flex Acquisition Co., Inc. ,
6.88%, 1/15/2025(a) 60,000 57,900
Silgan Holdings, Inc. ,
4.13%, 2/1/2028(a) 65,000 64,431
WRKCo, Inc. ,
3.75%, 3/15/2025 110,000 121,600
315,681

28 - Statement of Investments - June 30, 2020 (Unaudited) - DoubleLine NVIT Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Distributors 0.0%
†
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(a) 55,000 53,075
Diversified Financial Services 0.3%
MPH Acquisition Holdings
LLC ,
7.13%, 6/1/2024(a) 70,000 65,100
Operadora de Servicios Mega
SA de CV Sofom ER ,
8.25%, 2/11/2025(a) 200,000 185,150
Petronas Capital Ltd. ,
3.50%, 4/21/2030(a) 200,000 222,234
Verscend Escrow Corp. ,
9.75%, 8/15/2026(a) 100,000 107,435
579,919
Diversified Telecommunication Services 0.5%
AT&T, Inc. ,
3.40%, 5/15/2025 170,000 186,823
6.38%, 3/1/2041 20,000 28,337
CCO Holdings LLC ,
4.75%, 3/1/2030(a) 50,000 51,159
CenturyLink, Inc. ,
5.13%, 12/15/2026(a) 45,000 44,887
4.00%, 2/15/2027(a) 40,000 38,850
Cincinnati Bell, Inc. ,
7.00%, 7/15/2024(a) 40,000 40,800
Frontier Communications
Corp. ,
8.00%, 4/1/2027(a)(c) 70,000 70,990
Intelsat Jackson Holdings SA ,
8.50%, 10/15/2024(a)(g) 40,000 24,050
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 60,000 60,450
4.25%, 7/1/2028(a) 85,000 84,902
Ooredoo International Finance
Ltd. ,
Reg. S, 3.25%, 2/21/2023 200,000 208,008
Sprint Capital Corp. ,
6.88%, 11/15/2028 70,000 85,225
Telesat Canada ,
6.50%, 10/15/2027(a) 15,000 14,705
Zayo Group Holdings, Inc. ,
4.00%, 3/1/2027(a) 45,000 42,820
6.13%, 3/1/2028(a) 15,000 14,588
996,594
Electric Utilities 0.8%
AEP Texas, Inc. ,
Series H, 3.45%, 1/15/2050 70,000 75,443
AES Andres BV ,
Reg. S, 7.95%, 5/11/2026 200,000 201,500
Duke Energy Corp. ,
2.65%, 9/1/2026 225,000 244,115
Empresa Electrica Guacolda
SA ,
Reg. S, 4.56%, 4/30/2025 200,000 165,174
FirstEnergy Corp. ,
Series C, 4.85%, 7/15/2047 105,000 133,062
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Korea East-West Power Co.
Ltd. ,
1.75%, 5/6/2025(a) 200,000 206,152
Monongahela Power Co. ,
5.40%, 12/15/2043(a) 35,000 48,873
NextEra Energy Capital
Holdings, Inc. ,
2.75%, 5/1/2025 120,000 129,876
PG&E Corp. ,
5.00%, 7/1/2028 25,000 24,993
Southern Co. (The) ,
Series A, 3.70%, 4/30/2030 115,000 130,425
TNB Global Ventures Capital
Bhd. ,
Reg. S, 3.24%, 10/19/2026 200,000 212,303
1,571,916
Electronic Equipment, Instruments & Components 0.0%
†
Arrow Electronics, Inc. ,
3.88%, 1/12/2028 85,000 89,077
Energy Equipment & Services 0.2%
Delek & Avner Tamar Bond
Ltd. ,
5.41%, 12/30/2025(a) 100,000 98,206
Halliburton Co. ,
2.92%, 3/1/2030 75,000 71,137
Tervita Corp. ,
7.63%, 12/1/2021(a) 60,000 47,100
Transocean Poseidon Ltd. ,
6.88%, 2/1/2027(a) 85,000 72,250
Transocean, Inc. ,
8.00%, 2/1/2027(a) 40,000 22,075
USA Compression Partners
LP ,
6.88%, 9/1/2027 105,000 100,800
411,568
Entertainment 0.1%
Lions Gate Capital Holdings
LLC ,
6.38%, 2/1/2024(a) 70,000 68,250
Live Nation Entertainment,
Inc. ,
6.50%, 5/15/2027(a) 55,000 56,650
4.75%, 10/15/2027(a) 75,000 64,516
189,416
Equity Real Estate Investment Trusts (REITs) 0.4%
Boston Properties LP ,
3.65%, 2/1/2026 215,000 237,906
Crown Castle International
Corp. ,
4.30%, 2/15/2029 100,000 115,960
ESH Hospitality, Inc. ,
5.25%, 5/1/2025(a) 65,000 62,400
MPT Operating Partnership
LP ,
5.25%, 8/1/2026 35,000 36,312

DoubleLine NVIT Total Return Tactical Fund - June 30, 2020 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
VICI Properties LP ,
3.75%, 2/15/2027(a) 5,000 4,700
4.13%, 8/15/2030(a) 35,000 33,381
Welltower, Inc. ,
4.13%, 3/15/2029 210,000 233,833
724,492
Food & Staples Retailing 0.2%
CK Hutchison International 20
Ltd. ,
2.50%, 5/8/2030(a) 200,000 203,949
Sysco Corp. ,
3.25%, 7/15/2027 50,000 52,905
3.30%, 2/15/2050 55,000 51,796
US Foods, Inc. ,
6.25%, 4/15/2025(a) 10,000 10,175
318,825
Food Products 0.3%
B&G Foods, Inc. ,
5.25%, 4/1/2025 30,000 30,225
5.25%, 9/15/2027 25,000 25,063
JBS USA LUX SA ,
5.88%, 7/15/2024(a) 10,000 10,137
5.75%, 6/15/2025(a) 10,000 10,125
6.75%, 2/15/2028(a) 57,000 60,207
Kraft Heinz Foods Co. ,
3.95%, 7/15/2025 19,000 20,160
5.00%, 7/15/2035 30,000 33,008
5.20%, 7/15/2045 70,000 75,913
Pilgrim's Pride Corp. ,
5.88%, 9/30/2027(a) 45,000 45,009
Post Holdings, Inc. ,
4.63%, 4/15/2030(a) 50,000 48,940
Smithfield Foods, Inc. ,
4.25%, 2/1/2027(a) 120,000 122,536
481,323
Gas Utilities 0.1%
Grupo Energia Bogota SA
ESP ,
4.88%, 5/15/2030(a) 200,000 209,500
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co. ,
2.89%, 6/6/2022 165,000 170,870
Ortho-Clinical Diagnostics,
Inc. ,
7.25%, 2/1/2028(a) 40,000 40,659
211,529
Health Care Providers & Services 0.7%
Anthem, Inc. ,
3.30%, 1/15/2023 215,000 228,939
Cigna Corp. ,
(ICE LIBOR USD 3
Month + 0.89%), 2.11%,
7/15/2023(d) 90,000 90,441
4.90%, 12/15/2048 85,000 112,040
CVS Health Corp. ,
3.70%, 3/9/2023 220,000 236,266
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
HCA, Inc. ,
5.38%, 9/1/2026 105,000 114,319
4.13%, 6/15/2029 55,000 60,670
Laboratory Corp. of America
Holdings ,
3.60%, 2/1/2025 175,000 193,073
LifePoint Health, Inc. ,
6.75%, 4/15/2025(a) 30,000 30,975
4.38%, 2/15/2027(a) 40,000 37,800
Molina Healthcare, Inc. ,
4.38%, 6/15/2028(a) 15,000 14,981
Radiology Partners, Inc. ,
9.25%, 2/1/2028(a) 45,000 42,412
Select Medical Corp. ,
6.25%, 8/15/2026(a) 125,000 126,369
Tenet Healthcare Corp. ,
5.13%, 11/1/2027(a) 65,000 64,135
West Street Merger Sub, Inc. ,
6.38%, 9/1/2025(a) 45,000 43,537
1,395,957
Hotels, Restaurants & Leisure 0.4%
Boyd Gaming Corp. ,
4.75%, 12/1/2027(a) 70,000 60,200
Caesars Resort Collection
LLC ,
5.25%, 10/15/2025(a) 55,000 47,850
Carnival Corp. ,
11.50%, 4/1/2023(a) 20,000 21,700
Colt Merger Sub, Inc. ,
6.25%, 7/1/2025(a) 55,000 54,656
Eldorado Resorts, Inc. ,
6.00%, 4/1/2025 50,000 52,300
Golden Nugget, Inc. ,
6.75%, 10/15/2024(a) 80,000 57,500
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 10,000 10,000
5.75%, 5/1/2028(a) 10,000 10,100
IRB Holding Corp. ,
6.75%, 2/15/2026(a) 55,000 52,525
MGM Resorts International ,
6.75%, 5/1/2025 100,000 99,008
Scientific Games International,
Inc. ,
7.25%, 11/15/2029(a) 45,000 36,000
Six Flags Theme Parks, Inc. ,
7.00%, 7/1/2025(a) 105,000 108,544
Twin River Worldwide
Holdings, Inc. ,
6.75%, 6/1/2027(a) 50,000 47,500
Viking Cruises Ltd. ,
13.00%, 5/15/2025(a) 20,000 21,100
5.88%, 9/15/2027(a) 105,000 62,514
Yum! Brands, Inc. ,
7.75%, 4/1/2025(a) 20,000 21,575
763,072

30 - Statement of Investments - June 30, 2020 (Unaudited) - DoubleLine NVIT Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Household Durables 0.1%
Mattamy Group Corp. ,
4.63%, 3/1/2030(a) 60,000 57,600
Tempur Sealy International,
Inc. ,
5.50%, 6/15/2026 93,000 93,930
151,530
Household Products 0.1%
Energizer Holdings, Inc. ,
4.75%, 6/15/2028(a) 60,000 58,858
Kronos Acquisition Holdings,
Inc. ,
9.00%, 8/15/2023(a) 50,000 47,625
106,483
Independent Power and Renewable Electricity Producers
0.1%
Calpine Corp. ,
5.13%, 3/15/2028(a) 45,000 44,100
Empresa Electrica Angamos
SA ,
Reg. S, 4.88%, 5/25/2029 156,500 163,230
207,330
Industrial Conglomerates 0.1%
General Electric Co. ,
5.88%, 1/14/2038 40,000 45,148
Roper Technologies, Inc. ,
4.20%, 9/15/2028 85,000 99,608
144,756
Insurance 0.3%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 35,000 34,882
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 45,000 46,322
Massachusetts Mutual Life
Insurance Co. ,
3.38%, 4/15/2050(a) 115,000 118,228
New York Life Global Funding ,
2.30%, 6/10/2022(a) 125,000 129,576
NFP Corp. ,
6.88%, 7/15/2025(a) 75,000 73,984
Willis North America, Inc. ,
3.88%, 9/15/2049 105,000 115,826
518,818
Interactive Media & Services 0.2%
Baidu, Inc. ,
3.43%, 4/7/2030 200,000 216,785
Tencent Holdings Ltd. ,
2.39%, 6/3/2030(a) 200,000 199,753
416,538
Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc. ,
2.80%, 8/22/2024 125,000 135,815
Corporate Bonds
Principal
Amount ($) Value ($)
Internet & Direct Marketing Retail
Expedia Group, Inc. ,
3.80%, 2/15/2028 135,000 129,307
265,122
IT Services 0.1%
DXC Technology Co. ,
4.00%, 4/15/2023 110,000 115,447
GTT Communications, Inc. ,
7.88%, 12/31/2024(a) 30,000 15,750
Tempo Acquisition LLC ,
6.75%, 6/1/2025(a) 90,000 91,125
222,322
Leisure Products 0.1%
Hasbro, Inc. ,
3.50%, 9/15/2027 120,000 124,628
Life Sciences Tools & Services 0.0%
†
Avantor, Inc. ,
9.00%, 10/1/2025(a) 65,000 69,875
Machinery 0.2%
Caterpillar, Inc. ,
3.40%, 5/15/2024 180,000 197,675
Colfax Corp. ,
6.00%, 2/15/2024(a) 35,000 36,094
6.38%, 2/15/2026(a) 65,000 67,925
301,694
Marine 0.1%
PSA Treasury Pte. Ltd. ,
Reg. S, 2.13%, 9/5/2029 200,000 206,436
Media 0.2%
Cengage Learning, Inc. ,
9.50%, 6/15/2024(a) 35,000 24,500
Charter Communications
Operating LLC ,
4.46%, 7/23/2022 100,000 106,659
Diamond Sports Group LLC ,
5.38%, 8/15/2026(a) 40,000 28,950
DISH DBS Corp. ,
5.88%, 11/15/2024 45,000 44,775
Gray Television, Inc. ,
7.00%, 5/15/2027(a) 70,000 71,750
iHeartCommunications, Inc. ,
8.38%, 5/1/2027 10,000 9,164
Nexstar Broadcasting, Inc. ,
5.63%, 7/15/2027(a) 25,000 24,814
Omnicom Group, Inc. ,
2.45%, 4/30/2030 100,000 102,032
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 35,000 33,163
445,807
Metals & Mining 0.3%
Arconic Corp. ,
6.13%, 2/15/2028(a) 60,000 59,985
CSN Islands XII Corp. ,
Reg. S, 7.00%,
9/23/2020(e)(h) 300,000 223,500

DoubleLine NVIT Total Return Tactical Fund - June 30, 2020 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Novelis Corp. ,
4.75%, 1/30/2030(a) 25,000 23,875
SunCoke Energy Partners LP ,
7.50%, 6/15/2025(a) 60,000 50,712
Vedanta Resources Finance
II plc ,
9.25%, 4/23/2026(a) 200,000 143,000
Vedanta Resources Ltd. ,
Reg. S, 6.13%, 8/9/2024 200,000 137,424
638,496
Multiline Retail 0.1%
Dollar General Corp. ,
3.50%, 4/3/2030 95,000 106,708
Dollar Tree, Inc. ,
4.00%, 5/15/2025 105,000 118,233
Nordstrom, Inc. ,
8.75%, 5/15/2025(a) 10,000 10,762
235,703
Oil, Gas & Consumable Fuels 1.8%
AI Candelaria Spain SLU ,
Reg. S, 7.50%, 12/15/2028 250,000 252,500
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 24,000 18,960
Apache Corp. ,
4.38%, 10/15/2028 35,000 30,907
Canadian Natural Resources
Ltd. ,
2.95%, 1/15/2023 120,000 124,088
Cheniere Energy Partners LP ,
5.25%, 10/1/2025 20,000 19,934
5.63%, 10/1/2026 55,000 54,725
Energy Transfer Operating LP ,
4.75%, 1/15/2026 65,000 70,568
Enterprise Products Operating
LLC ,
3.75%, 2/15/2025 110,000 121,614
EQM Midstream Partners LP ,
6.50%, 7/1/2027(a) 60,000 61,453
EQT Corp. ,
6.13%, 2/1/2025(c) 35,000 34,878
Exxon Mobil Corp. ,
2.99%, 3/19/2025 75,000 81,434
Geopark Ltd. ,
Reg. S, 6.50%, 9/21/2024 200,000 183,880
Gran Tierra Energy
International Holdings Ltd. ,
Reg. S, 6.25%, 2/15/2025 200,000 88,000
Gulfport Energy Corp. ,
6.38%, 5/15/2025 50,000 24,940
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 60,000 57,745
Hilcorp Energy I LP ,
6.25%, 11/1/2028(a) 45,000 36,112
Hunt Oil Co. of Peru LLC
Sucursal Del Peru ,
Reg. S, 6.38%, 6/1/2028 200,000 194,000
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Indigo Natural Resources
LLC ,
6.88%, 2/15/2026(a) 20,000 18,600
Kinder Morgan, Inc. ,
4.30%, 3/1/2028 60,000 67,999
Medco Bell Pte. Ltd. ,
6.38%, 1/30/2027(a) 200,000 170,129
MEG Energy Corp. ,
7.00%, 3/31/2024(a) 15,000 12,863
7.13%, 2/1/2027(a) 80,000 66,500
Oasis Petroleum, Inc. ,
6.88%, 3/15/2022 40,000 6,600
Occidental Petroleum Corp. ,
Series 1, 4.10%, 2/1/2021 50,000 50,200
8.00%, 7/15/2025 25,000 25,094
3.50%, 8/15/2029 40,000 29,264
ONGC Videsh Ltd. ,
Reg. S, 4.63%, 7/15/2024 200,000 211,978
Parkland Corp. ,
5.88%, 7/15/2027(a) 45,000 46,688
Parsley Energy LLC ,
5.63%, 10/15/2027(a) 35,000 34,475
Peabody Energy Corp. ,
6.00%, 3/31/2022(a) 35,000 22,750
Peru LNG Srl ,
Reg. S, 5.38%, 3/22/2030 200,000 157,250
PTTEP Treasury Center Co.
Ltd. ,
2.59%, 6/10/2027(a) 200,000 204,447
QEP Resources, Inc. ,
5.25%, 5/1/2023 45,000 29,700
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 80,000 89,511
Sinopec Group Overseas
Development 2018 Ltd. ,
2.70%, 5/13/2030(a) 200,000 205,596
Sunoco LP ,
6.00%, 4/15/2027 35,000 34,650
Targa Resources Partners LP ,
5.50%, 3/1/2030(a) 60,000 57,937
Total Capital International SA ,
3.39%, 6/29/2060 100,000 102,442
Valero Energy Corp. ,
2.85%, 4/15/2025 75,000 79,146
Western Midstream Operating
LP ,
3.10%, 2/1/2025(c) 45,000 42,638
Williams Cos., Inc. (The) ,
3.75%, 6/15/2027 60,000 64,237
WPX Energy, Inc. ,
5.88%, 6/15/2028 35,000 33,633
4.50%, 1/15/2030 35,000 30,800
3,350,865
Paper & Forest Products 0.1%
Georgia-Pacific LLC ,
3.60%, 3/1/2025(a) 101,000 112,226

32 - Statement of Investments - June 30, 2020 (Unaudited) - DoubleLine NVIT Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals 0.2%
Bausch Health Cos., Inc. ,
6.25%, 2/15/2029(a) 100,000 100,500
Bristol-Myers Squibb Co. ,
4.35%, 11/15/2047(a) 185,000 244,304
Upjohn, Inc. ,
1.65%, 6/22/2025(a) 30,000 30,589
375,393
Professional Services 0.0%
†
Dun & Bradstreet Corp. (The) ,
6.88%, 8/15/2026(a) 50,000 52,703
Jaguar Holding Co. II ,
5.00%, 6/15/2028(a) 25,000 25,594
78,297
Real Estate Management & Development 0.1%
Radiant Access Ltd. ,
Reg. S, 4.60%,
11/18/2020(e)(h) 200,000 198,300
Realogy Group LLC ,
7.63%, 6/15/2025(a) 20,000 20,004
218,304
Road & Rail 0.2%
CSX Corp. ,
3.35%, 9/15/2049 105,000 115,473
Kenan Advantage Group, Inc.
(The) ,
7.88%, 7/31/2023(a) 10,000 8,800
Penske Truck Leasing Co. LP ,
4.20%, 4/1/2027(a) 45,000 48,559
Uber Technologies, Inc. ,
7.50%, 9/15/2027(a) 40,000 40,100
Union Pacific Corp. ,
4.30%, 3/1/2049 90,000 114,978
327,910
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc. ,
3.15%, 11/15/2025(a) 35,000 37,251
Intel Corp. ,
3.10%, 2/15/2060 50,000 55,146
Micron Technology, Inc. ,
2.50%, 4/24/2023 45,000 46,767
139,164
Software 0.1%
Genesys Telecommunications
Laboratories, Inc. ,
10.00%, 11/30/2024(a) 65,000 67,600
Oracle Corp. ,
3.60%, 4/1/2050 105,000 116,852
184,452
Specialty Retail 0.1%
Asbury Automotive Group,
Inc. ,
4.50%, 3/1/2028(a) 6,000 5,820
4.75%, 3/1/2030(a) 6,000 5,850
Carvana Co. ,
8.88%, 10/1/2023(a) 20,000 20,056
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Home Depot, Inc. (The) ,
3.90%, 6/15/2047 100,000 121,566
PetSmart, Inc. ,
7.13%, 3/15/2023(a) 55,000 54,224
5.88%, 6/1/2025(a) 16,000 16,030
Staples, Inc. ,
7.50%, 4/15/2026(a) 55,000 43,216
266,762
Technology Hardware, Storage & Peripherals 0.0%
†
NetApp, Inc. ,
1.88%, 6/22/2025 55,000 55,784
Textiles, Apparel & Luxury Goods 0.1%
William Carter Co. (The) ,
5.50%, 5/15/2025(a) 110,000 113,438
Thrifts & Mortgage Finance 0.0%
†
Nationstar Mortgage Holdings,
Inc. ,
8.13%, 7/15/2023(a) 50,000 51,310
Tobacco 0.1%
Reynolds American, Inc. ,
4.00%, 6/12/2022 195,000 206,015
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
3.25%, 3/1/2025 120,000 120,303
Beacon Roofing Supply, Inc. ,
4.88%, 11/1/2025(a) 75,000 66,937
United Rentals North America,
Inc. ,
6.50%, 12/15/2026 35,000 36,750
5.25%, 1/15/2030 55,000 56,788
280,778
Water Utilities 0.1%
Essential Utilities, Inc. ,
3.35%, 4/15/2050 115,000 119,884
Wireless Telecommunication Services 0.2%
Gogo Intermediate Holdings
LLC ,
9.88%, 5/1/2024(a) 45,000 38,250
Sprint Corp. ,
7.13%, 6/15/2024 65,000 73,394
T-Mobile USA, Inc. ,
3.88%, 4/15/2030(a) 170,000 189,203
300,847
Total Corporate Bonds
(cost $27,079,989)
27,095,614
Foreign Government Securities 1.4%
CHILE 0.1%
Republic of Chile ,
2.45%, 1/31/2031 200,000 207,186

DoubleLine NVIT Total Return Tactical Fund - June 30, 2020 (Unaudited) - Statement of Investments - 33
Foreign Government Securities
Principal
Amount ($) Value ($)
DOMINICAN REPUBLIC 0.1%
Dominican Republic
Government Bond ,
6.40%, 6/5/2049(a) 150,000 136,875
INDONESIA 0.1%
Republic of Indonesia ,
3.85%, 10/15/2030 200,000 222,523
MEXICO 0.3%
United Mexican States ,
4.75%, 4/27/2032 200,000 220,500
5.00%, 4/27/2051 200,000 215,500
436,000
PANAMA 0.1%
Republic of Panama ,
3.75%, 3/16/2025 200,000 216,300
PERU 0.1%
Republic of Peru ,
2.39%, 1/23/2026 50,000 52,000
2.78%, 1/23/2031 150,000 159,975
211,975
PHILIPPINES 0.1%
Republic of Philippines ,
2.46%, 5/5/2030 200,000 209,510
QATAR 0.2%
State of Qatar ,
Reg. S, 3.88%, 4/23/2023 200,000 214,472
Reg. S, 3.38%, 3/14/2024 200,000 214,095
428,567
SAUDI ARABIA 0.1%
Kingdom of Saudi Arabia ,
2.90%, 10/22/2025(a) 200,000 212,080
THAILAND 0.1%
Export Import Bank of
Thailand ,
Reg. S, (ICE LIBOR USD
3 Month + 0.85%), 1.21%,
5/23/2024(d) 200,000 195,098
UNITED ARAB EMIRATES 0.1%
United Arab Emirates
Government Bond ,
3.13%, 4/16/2030(a) 200,000 219,863
Total Foreign Government Securities
(cost $2,577,510)
2,695,977
Mortgage-Backed Securities 16.8%
FHLMC Gold Pool
Pool# T65102
2.50%, 10/1/2042 2,814,137 2,907,520
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q50135
3.50%, 8/1/2047 5,260,309 5,567,084
Pool# G08775
4.00%, 8/1/2047 1,655,091 1,763,457
Pool# Q51461
3.50%, 10/1/2047 2,138,945 2,260,247
FNMA Pool
Pool# BL4468
2.41%, 10/1/2029 4,000,000 4,359,750
Pool# BL6290
2.08%, 5/1/2030 2,100,000 2,229,598
Pool# BL5315
2.44%, 1/1/2032 2,200,000 2,388,985
Pool# BL5793
2.54%, 2/1/2032 2,113,000 2,348,761
FNMA UMBS Pool
Pool# BE2453
3.00%, 12/1/2046 3,138,996 3,321,802
Pool# MA2888
2.50%, 1/1/2047 2,514,890 2,640,865
Pool# AS9937
3.00%, 7/1/2047 2,174,172 2,300,257
Total Mortgage-Backed Securities
(cost $30,419,636)
32,088,326
U.S. Treasury Obligations 15.1%
U.S. Treasury Notes
0.13%, 4/30/2022 2,000,000 1,998,437
2.38%, 1/31/2023 1,150,000 1,215,092
2.13%, 2/29/2024 3,150,000 3,370,992
2.13%, 7/31/2024 4,000,000 4,307,656
2.25%, 11/15/2025 4,800,000 5,288,062
1.63%, 5/15/2026 4,400,000 4,715,391
2.63%, 2/15/2029 2,250,000 2,636,543
1.50%, 2/15/2030 4,900,000 5,296,977
Total U.S. Treasury Obligations
(cost $26,866,848)
28,829,150
Investment Company 2.6%
Shares
Fixed Income Fund 2.6%
DoubleLine Floating Rate
Fund, Class I* 560,459 5,049,735
Total Investment Company
(cost $5,449,882)
5,049,735

34 - Statement of Investments - June 30, 2020 (Unaudited) - DoubleLine NVIT Total Return Tactical Fund
Short-Term Investments 6.1%
Principal
Amount ($) Value ($)
U.S. Treasury Obligations 6.1%
U.S. Treasury Bills
1.53%, 7/2/2020 4,500,000 4,499,989
1.53%, 8/6/2020 1,200,000 1,199,856
0.16%, 11/27/2020 4,000,000 3,997,268
0.17%, 12/3/2020 2,000,000 1,998,665
Total Short-Term Investments
(cost $11,693,913)
11,695,778
Total Investments
(cost $185,128,444) — 98.1%
187,259,770
Other assets in excess of
liabilities — 1.9% 3,596,438
NET ASSETS — 100.0%
$ 190,856,208
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at June 30, 2020 was
$32,000,549 which represents 16.77% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2020.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2020.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2020.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2020. The
maturity date reflects the next call date.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(g) Security in default.
(h) Perpetual bond security. The maturity date reflects the next call date.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Federated NVIT High Income Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 35
Common Stocks 0.1%
Shares Value ($)
Chemicals 0.1%
Hexion Holdings Corp.,
Class B * 7,485 50,524
Media Entertainment 0.0%
†
iHeartMedia, Inc., Class A * 4,485 37,450
Total Common Stocks
(cost $192,069)
87,974
Corporate Bonds 96.7%
Principal
Amount ($)
Aerospace & Defense 1.4%
TransDigm UK Holdings plc ,
6.88%, 5/15/2026 300,000 279,000
TransDigm, Inc. ,
6.50%, 5/15/2025 275,000 257,150
6.25%, 3/15/2026(a) 575,000 573,574
5.50%, 11/15/2027 675,000 589,072
1,698,796
Automotive 4.7%
Adient Global Holdings Ltd. ,
4.88%, 8/15/2026(a) 450,000 368,910
Adient US LLC ,
9.00%, 4/15/2025(a) 75,000 80,790
7.00%, 5/15/2026(a) 25,000 25,875
American Axle &
Manufacturing, Inc. ,
6.50%, 4/1/2027 375,000 363,982
Clarios Global LP ,
6.75%, 5/15/2025(a) 25,000 26,000
6.25%, 5/15/2026(a) 50,000 51,563
8.50%, 5/15/2027(a) 875,000 879,331
Dana Financing Luxembourg
Sarl ,
5.75%, 4/15/2025(a) 150,000 152,250
6.50%, 6/1/2026(a) 350,000 362,250
Ford Motor Credit Co. LLC ,
3.34%, 3/18/2021 300,000 296,913
3.81%, 10/12/2021 450,000 445,635
3.10%, 5/4/2023 250,000 236,925
4.39%, 1/8/2026 225,000 214,240
4.27%, 1/9/2027 575,000 536,008
5.11%, 5/3/2029 325,000 315,845
Goodyear Tire & Rubber Co.
(The) ,
5.00%, 5/31/2026 125,000 116,438
4.88%, 3/15/2027 100,000 91,600
IHO Verwaltungs GmbH ,
4.75%, 9/15/2026(a)(b) 375,000 367,500
6.00%, 5/15/2027(a)(b) 450,000 457,312
JB Poindexter & Co., Inc. ,
7.13%, 4/15/2026(a) 325,000 328,250
Motors Liquidation Co. ,
7.40%, 9/1/2025*^∞(c)(d) 2,500,000 0
5,717,617
Corporate Bonds
Principal
Amount ($) Value ($)
Building Materials 2.3%
American Builders &
Contractors Supply Co.,
Inc. ,
5.88%, 5/15/2026(a) 575,000 569,250
4.00%, 1/15/2028(a) 75,000 72,883
Core & Main LP ,
6.13%, 8/15/2025(a) 575,000 573,074
Cornerstone Building Brands,
Inc. ,
8.00%, 4/15/2026(a) 475,000 478,562
Masonite International Corp. ,
5.75%, 9/15/2026(a) 250,000 257,500
Standard Industries, Inc. ,
6.00%, 10/15/2025(a) 275,000 283,049
5.00%, 2/15/2027(a) 600,000 607,500
2,841,818
Cable Satellite 8.5%
CCO Holdings LLC ,
5.75%, 2/15/2026(a) 625,000 646,463
5.50%, 5/1/2026(a) 175,000 181,179
5.88%, 5/1/2027(a) 325,000 339,121
5.00%, 2/1/2028(a) 525,000 542,062
5.38%, 6/1/2029(a) 200,000 211,000
4.75%, 3/1/2030(a) 625,000 639,494
4.50%, 8/15/2030(a) 75,000 76,500
CSC Holdings LLC ,
5.88%, 9/15/2022 200,000 209,000
5.25%, 6/1/2024 425,000 447,312
7.75%, 7/15/2025(a) 475,000 494,048
5.50%, 5/15/2026(a) 250,000 256,592
5.50%, 4/15/2027(a) 725,000 754,362
7.50%, 4/1/2028(a) 250,000 272,813
5.75%, 1/15/2030(a) 200,000 208,300
4.63%, 12/1/2030(a) 275,000 267,124
DISH DBS Corp. ,
5.88%, 11/15/2024 400,000 398,000
7.75%, 7/1/2026 400,000 424,000
Dolya Holdco 18 DAC ,
5.00%, 7/15/2028(a) 225,000 222,120
Intelsat Jackson Holdings SA ,
5.50%, 8/1/2023*(c) 225,000 128,250
8.50%, 10/15/2024*(a)(c) 250,000 150,313
9.75%, 7/15/2025*(a)(c) 175,000 107,502
Sirius XM Radio, Inc. ,
3.88%, 8/1/2022(a) 150,000 151,142
4.63%, 7/15/2024(a) 200,000 205,000
5.38%, 7/15/2026(a) 550,000 568,007
5.50%, 7/1/2029(a) 50,000 52,631
Telenet Finance Luxembourg
Notes Sarl ,
5.50%, 3/1/2028(a) 800,000 834,000
Virgin Media Secured Finance
plc ,
5.50%, 8/15/2026(a) 375,000 383,603
5.50%, 5/15/2029(a) 225,000 235,125
Ziggo Bond Co. BV ,
6.00%, 1/15/2027(a) 275,000 279,125
5.13%, 2/28/2030(a) 200,000 198,440

36 - Statement of Investments - June 30, 2020 (Unaudited) - Federated NVIT High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Cable Satellite
Ziggo BV ,
5.50%, 1/15/2027(a) 383,000 387,810
10,270,438
Chemicals 3.2%
Atotech Alpha 2 BV ,
8.75%, 6/1/2023(a)(b) 200,000 199,500
Atotech Alpha 3 BV ,
6.25%, 2/1/2025(a) 400,000 396,000
Axalta Coating Systems LLC ,
4.75%, 6/15/2027(a) 150,000 150,780
Compass Minerals
International, Inc. ,
4.88%, 7/15/2024(a) 425,000 426,062
6.75%, 12/1/2027(a) 150,000 157,500
Element Solutions, Inc. ,
5.88%, 12/1/2025(a) 325,000 328,148
Hexion, Inc. ,
7.88%, 7/15/2027(a) 450,000 409,500
Illuminate Buyer LLC ,
9.00%, 7/1/2028(a) 25,000 26,063
Koppers, Inc. ,
6.00%, 2/15/2025(a) 750,000 729,375
PQ Corp. ,
6.75%, 11/15/2022(a) 175,000 178,255
5.75%, 12/15/2025(a) 175,000 176,313
Starfruit Finco BV ,
8.00%, 10/1/2026(a) 525,000 537,437
WR Grace & Co.-Conn ,
4.88%, 6/15/2027(a) 150,000 151,955
3,866,888
Construction Machinery 0.7%
United Rentals North America,
Inc. ,
5.88%, 9/15/2026 175,000 183,400
6.50%, 12/15/2026 200,000 210,000
5.50%, 5/15/2027 250,000 257,500
4.88%, 1/15/2028 225,000 230,625
881,525
Consumer Cyclical Services 1.8%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 200,000 210,000
9.75%, 7/15/2027(a) 875,000 922,031
Brink's Co. (The) ,
5.50%, 7/15/2025(a) 75,000 76,390
Garda World Security Corp. ,
4.63%, 2/15/2027(a) 125,000 123,125
9.50%, 11/1/2027(a) 707,000 747,653
Go Daddy Operating Co. LLC ,
5.25%, 12/1/2027(a) 100,000 101,750
2,180,949
Consumer Products 1.1%
Edgewell Personal Care Co. ,
5.50%, 6/1/2028(a) 125,000 128,437
Energizer Holdings, Inc. ,
5.50%, 6/15/2025(a) 75,000 77,348
6.38%, 7/15/2026(a) 100,000 103,396
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Products
Energizer Holdings, Inc.,
7.75%, 1/15/2027(a) 200,000 213,254
4.75%, 6/15/2028(a) 25,000 24,524
Newell Brands, Inc. ,
4.88%, 6/1/2025 75,000 78,547
Prestige Brands, Inc. ,
6.38%, 3/1/2024(a) 625,000 640,625
5.13%, 1/15/2028(a) 50,000 49,250
1,315,381
Diversified Manufacturing 1.4%
Colfax Corp. ,
6.38%, 2/15/2026(a) 75,000 78,375
Gates Global LLC ,
6.25%, 1/15/2026(a) 550,000 540,375
WESCO Distribution, Inc. ,
5.38%, 12/15/2021 450,000 450,450
5.38%, 6/15/2024 200,000 199,042
7.13%, 6/15/2025(a) 100,000 105,313
7.25%, 6/15/2028(a) 350,000 370,125
1,743,680
Environmental 0.2%
Tervita Corp. ,
7.63%, 12/1/2021(a) 300,000 235,500
Finance Companies 1.6%
Navient Corp. ,
5.00%, 10/26/2020 25,000 24,897
5.88%, 10/25/2024 600,000 563,628
6.75%, 6/25/2025 250,000 238,437
6.75%, 6/15/2026 75,000 69,375
5.00%, 3/15/2027 25,000 21,000
Quicken Loans LLC ,
5.75%, 5/1/2025(a) 900,000 920,061
5.25%, 1/15/2028(a) 150,000 154,782
1,992,180
Food & Beverage 2.2%
Aramark Services, Inc. ,
5.00%, 4/1/2025(a) 150,000 147,750
6.38%, 5/1/2025(a) 475,000 490,499
5.00%, 2/1/2028(a) 275,000 261,250
Kraft Heinz Foods Co. ,
4.38%, 6/1/2046 125,000 122,887
Post Holdings, Inc. ,
5.00%, 8/15/2026(a) 250,000 250,937
5.75%, 3/1/2027(a) 725,000 748,563
4.63%, 4/15/2030(a) 250,000 244,700
US Foods, Inc. ,
5.88%, 6/15/2024(a) 475,000 451,250
2,717,836
Food & Staples Retailing 0.0%
†
Jitney-Jungle Stores of
America, Inc. ,
10.38%, 9/15/2007*^∞(c) 100,000 0
Gaming 3.9%
Boyd Gaming Corp. ,
8.63%, 6/1/2025(a) 50,000 52,250

Federated NVIT High Income Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Gaming
Boyd Gaming Corp.,
6.38%, 4/1/2026 250,000 237,500
6.00%, 8/15/2026 400,000 373,880
4.75%, 12/1/2027(a) 125,000 107,500
Caesars Resort Collection
LLC ,
5.25%, 10/15/2025(a) 225,000 195,750
Colt Merger Sub, Inc. ,
5.75%, 7/1/2025(a) 25,000 25,143
6.25%, 7/1/2025(a) 225,000 223,594
8.13%, 7/1/2027(a) 225,000 217,406
Eldorado Resorts, Inc. ,
6.00%, 4/1/2025 300,000 313,800
6.00%, 9/15/2026 75,000 81,024
MGM Growth Properties
Operating Partnership LP ,
5.63%, 5/1/2024 225,000 232,880
MGM Resorts International ,
6.00%, 3/15/2023 175,000 176,750
6.75%, 5/1/2025 100,000 99,008
5.75%, 6/15/2025 33,000 32,629
4.63%, 9/1/2026 77,000 70,070
5.50%, 4/15/2027 216,000 207,900
Mohegan Gaming &
Entertainment ,
7.88%, 10/15/2024(a) 425,000 352,750
Stars Group Holdings BV ,
7.00%, 7/15/2026(a) 625,000 658,825
Station Casinos LLC ,
5.00%, 10/1/2025(a) 425,000 374,000
4.50%, 2/15/2028(a) 100,000 84,625
Sugarhouse HSP Gaming
Prop Mezz LP ,
5.88%, 5/15/2025(a) 100,000 97,500
VICI Properties LP ,
3.50%, 2/15/2025(a) 25,000 23,500
4.25%, 12/1/2026(a) 175,000 167,562
3.75%, 2/15/2027(a) 25,000 23,500
4.63%, 12/1/2029(a) 125,000 121,875
4.13%, 8/15/2030(a) 225,000 214,594
4,765,815
Health Insurance 1.5%
Centene Corp. ,
4.75%, 1/15/2025 100,000 102,377
4.75%, 1/15/2025 100,000 102,377
5.25%, 4/1/2025(a) 625,000 643,543
5.38%, 8/15/2026(a) 100,000 104,021
4.25%, 12/15/2027 325,000 335,371
4.63%, 12/15/2029 400,000 422,000
3.38%, 2/15/2030 125,000 126,214
1,835,903
Healthcare 8.6%
Acadia Healthcare Co., Inc. ,
5.63%, 2/15/2023 300,000 300,105
6.50%, 3/1/2024 600,000 610,608
5.50%, 7/1/2028(a) 50,000 50,125
Corporate Bonds
Principal
Amount ($) Value ($)
Healthcare
Air Medical Group Holdings,
Inc. ,
6.38%, 5/15/2023(a) 475,000 437,000
Avantor, Inc. ,
6.00%, 10/1/2024(a) 175,000 182,875
9.00%, 10/1/2025(a) 725,000 779,375
Charles River Laboratories
International, Inc. ,
5.50%, 4/1/2026(a) 100,000 104,000
4.25%, 5/1/2028(a) 75,000 74,962
Community Health Systems,
Inc. ,
6.25%, 3/31/2023 350,000 329,437
8.63%, 1/15/2024(a) 150,000 146,682
6.63%, 2/15/2025(a) 75,000 70,500
8.00%, 3/15/2026(a) 125,000 118,150
HCA, Inc. ,
5.00%, 3/15/2024 200,000 222,300
5.38%, 2/1/2025 175,000 187,469
5.88%, 2/15/2026 800,000 877,000
5.38%, 9/1/2026 100,000 108,875
5.88%, 2/1/2029 75,000 84,869
3.50%, 9/1/2030 350,000 337,110
Hill-Rom Holdings, Inc. ,
4.38%, 9/15/2027(a) 50,000 51,187
IQVIA, Inc. ,
5.00%, 10/15/2026(a) 275,000 282,892
5.00%, 5/15/2027(a) 200,000 204,938
LifePoint Health, Inc. ,
6.75%, 4/15/2025(a) 150,000 154,875
4.38%, 2/15/2027(a) 100,000 94,500
MEDNAX, Inc. ,
6.25%, 1/15/2027(a) 225,000 225,000
MPH Acquisition Holdings
LLC ,
7.13%, 6/1/2024(a) 775,000 720,750
Polaris Intermediate Corp. ,
8.50%, 12/1/2022(a)(b) 375,000 330,000
RegionalCare Hospital
Partners Holdings, Inc. ,
9.75%, 12/1/2026(a) 475,000 489,250
Team Health Holdings, Inc. ,
6.38%, 2/1/2025(a) 700,000 406,000
Teleflex, Inc. ,
4.88%, 6/1/2026 50,000 51,500
4.63%, 11/15/2027 75,000 79,291
4.25%, 6/1/2028(a) 25,000 25,625
Tenet Healthcare Corp. ,
6.75%, 6/15/2023 300,000 297,750
7.50%, 4/1/2025(a) 25,000 26,594
5.13%, 5/1/2025 375,000 361,954
7.00%, 8/1/2025 275,000 268,221
4.88%, 1/1/2026(a) 175,000 170,406
6.25%, 2/1/2027(a) 250,000 248,125
5.13%, 11/1/2027(a) 175,000 172,673
4.63%, 6/15/2028(a) 25,000 24,355
Vizient, Inc. ,
6.25%, 5/15/2027(a) 100,000 104,750

38 - Statement of Investments - June 30, 2020 (Unaudited) - Federated NVIT High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Healthcare
West Street Merger Sub, Inc. ,
6.38%, 9/1/2025(a) 675,000 653,063
10,465,141
Hotels, Restaurants & Leisure 0.5%
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 75,000 75,000
5.13%, 5/1/2026 325,000 323,580
5.75%, 5/1/2028(a) 75,000 75,750
4.88%, 1/15/2030 125,000 123,125
597,455
Independent Energy 4.7%
Antero Resources Corp. ,
5.63%, 6/1/2023 75,000 48,000
5.00%, 3/1/2025 250,000 147,500
Ascent Resources Utica
Holdings LLC ,
10.00%, 4/1/2022(a) 125,000 106,562
7.00%, 11/1/2026(a) 175,000 112,000
Berry Petroleum Co. LLC ,
7.00%, 2/15/2026(a) 225,000 182,250
Callon Petroleum Co. ,
6.25%, 4/15/2023 200,000 75,754
6.13%, 10/1/2024 245,000 91,936
8.25%, 7/15/2025 125,000 43,750
6.38%, 7/1/2026 150,000 49,500
Centennial Resource
Production LLC ,
6.88%, 4/1/2027(a) 225,000 119,250
Chesapeake Energy Corp. ,
7.00%, 10/1/2024*(c) 200,000 4,750
11.50%, 1/1/2025*(a)(c) 332,000 37,914
Continental Resources, Inc. ,
4.38%, 1/15/2028 150,000 132,033
CrownRock LP ,
5.63%, 10/15/2025(a) 450,000 403,312
Endeavor Energy Resources
LP ,
6.63%, 7/15/2025(a) 125,000 125,978
5.75%, 1/30/2028(a) 225,000 216,000
EP Energy LLC ,
8.00%, 11/29/2024*(a)(c) 325,000 6,500
EQT Corp. ,
4.88%, 11/15/2021 75,000 73,477
6.13%, 2/1/2025(e) 175,000 174,391
7.00%, 2/1/2030(e) 250,000 257,508
Gulfport Energy Corp. ,
6.00%, 10/15/2024 100,000 51,000
6.38%, 5/15/2025 150,000 74,821
6.38%, 1/15/2026 75,000 36,094
Jagged Peak Energy LLC ,
5.88%, 5/1/2026 125,000 121,250
Oasis Petroleum, Inc. ,
6.88%, 3/15/2022 428,000 70,620
Occidental Petroleum Corp. ,
2.90%, 8/15/2024 275,000 234,982
3.50%, 6/15/2025 200,000 169,000
8.00%, 7/15/2025 125,000 125,469
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Energy
Occidental Petroleum Corp.,
8.88%, 7/15/2030 300,000 299,625
6.45%, 9/15/2036 225,000 190,125
4.30%, 8/15/2039 100,000 68,971
4.10%, 2/15/2047 100,000 67,375
4.40%, 8/15/2049 125,000 86,250
Parsley Energy LLC ,
5.25%, 8/15/2025(a) 75,000 72,026
5.63%, 10/15/2027(a) 125,000 123,125
PDC Energy, Inc. ,
6.13%, 9/15/2024 200,000 186,000
5.75%, 5/15/2026 100,000 91,000
QEP Resources, Inc. ,
5.25%, 5/1/2023 175,000 115,500
5.63%, 3/1/2026 150,000 95,250
Range Resources Corp. ,
4.88%, 5/15/2025 373,000 281,615
SM Energy Co. ,
5.00%, 1/15/2024 325,000 175,500
5.63%, 6/1/2025 100,000 53,000
6.75%, 9/15/2026 100,000 50,288
Southwestern Energy Co. ,
7.75%, 10/1/2027 100,000 87,000
Ultra Resources, Inc. ,
7.13%, 4/15/2025*(c)(f) 100,000 250
Whiting Petroleum Corp. ,
6.25%, 4/1/2023*(c) 275,000 47,781
6.63%, 1/15/2026*(c) 175,000 31,063
WPX Energy, Inc. ,
5.75%, 6/1/2026 50,000 48,500
5.25%, 10/15/2027 75,000 70,064
5.88%, 6/15/2028 25,000 24,024
4.50%, 1/15/2030 125,000 110,000
5,665,933
Industrial - Other 0.3%
Cushman & Wakefield US
Borrower LLC ,
6.75%, 5/15/2028(a) 150,000 156,375
KAR Auction Services, Inc. ,
5.13%, 6/1/2025(a) 225,000 221,625
378,000
Insurance - P&C 4.2%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 500,000 498,310
AmWINS Group, Inc. ,
7.75%, 7/1/2026(a) 600,000 630,000
Ardonagh Midco 2 plc ,
11.50%, 1/15/2027(a) 225,000 226,125
AssuredPartners, Inc. ,
7.00%, 8/15/2025(a) 550,000 550,000
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 150,000 154,405
HUB International Ltd. ,
7.00%, 5/1/2026(a) 1,500,000 1,496,850
NFP Corp. ,
7.00%, 5/15/2025(a) 50,000 52,500
6.88%, 7/15/2025(a) 700,000 690,522

Federated NVIT High Income Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance - P&C
NFP Corp.,
8.00%, 7/15/2025(a) 50,000 48,875
USI, Inc. ,
6.88%, 5/1/2025(a) 700,000 706,125
5,053,712
Leisure 0.6%
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(a) 425,000 379,844
Six Flags Theme Parks, Inc. ,
7.00%, 7/1/2025(a) 125,000 129,219
Viking Cruises Ltd. ,
6.25%, 5/15/2025(a) 50,000 28,500
VOC Escrow Ltd. ,
5.00%, 2/15/2028(a) 175,000 129,937
667,500
Machinery 0.4%
Vertical Holdco GmbH ,
7.63%, 7/15/2028(a) 200,000 200,000
Vertical US Newco, Inc. ,
5.25%, 7/15/2027(a) 225,000 225,000
425,000
Media Entertainment 6.3%
AMC Networks, Inc. ,
5.00%, 4/1/2024 425,000 420,750
4.75%, 8/1/2025 125,000 123,150
Cumulus Media New
Holdings, Inc. ,
6.75%, 7/1/2026(a) 125,000 115,469
Diamond Sports Group LLC ,
5.38%, 8/15/2026(a) 250,000 180,937
6.63%, 8/15/2027(a) 425,000 226,313
Entercom Media Corp. ,
7.25%, 11/1/2024(a) 350,000 304,500
6.50%, 5/1/2027(a) 275,000 246,812
Gray Television, Inc. ,
5.13%, 10/15/2024(a) 150,000 150,000
5.88%, 7/15/2026(a) 350,000 348,379
7.00%, 5/15/2027(a) 125,000 128,125
iHeartCommunications, Inc. ,
6.38%, 5/1/2026 75,360 74,606
8.38%, 5/1/2027 620,964 569,033
5.25%, 8/15/2027(a) 150,000 143,625
4.75%, 1/15/2028(a) 100,000 92,250
Lamar Media Corp. ,
4.88%, 1/15/2029(a) 100,000 100,500
Match Group, Inc. ,
5.00%, 12/15/2027(a) 275,000 286,151
4.13%, 8/1/2030(a) 400,000 391,624
Nexstar Broadcasting, Inc. ,
5.63%, 8/1/2024(a) 500,000 503,750
5.63%, 7/15/2027(a) 375,000 372,210
Nielsen Co. Luxembourg
SARL (The) ,
5.00%, 2/1/2025(a) 275,000 270,188
Nielsen Finance LLC ,
5.00%, 4/15/2022(a) 350,000 348,761
Corporate Bonds
Principal
Amount ($) Value ($)
Media Entertainment
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 250,000 236,875
Sinclair Television Group, Inc. ,
5.63%, 8/1/2024(a) 250,000 240,000
5.88%, 3/15/2026(a) 475,000 467,875
TEGNA, Inc. ,
4.63%, 3/15/2028(a) 300,000 276,000
5.00%, 9/15/2029(a) 450,000 421,277
Terrier Media Buyer, Inc. ,
8.88%, 12/15/2027(a) 575,000 551,281
7,590,441
Metals & Mining 1.4%
Coeur Mining, Inc. ,
5.88%, 6/1/2024 350,000 336,000
Freeport-McMoRan, Inc. ,
3.88%, 3/15/2023 275,000 275,000
5.00%, 9/1/2027 175,000 175,821
5.25%, 9/1/2029 100,000 102,500
4.25%, 3/1/2030 50,000 48,500
5.40%, 11/14/2034 325,000 321,242
Hudbay Minerals, Inc. ,
7.25%, 1/15/2023(a) 50,000 49,250
7.63%, 1/15/2025(a) 300,000 285,000
Steel Dynamics, Inc. ,
5.25%, 4/15/2023 75,000 75,658
1,668,971
Midstream 7.4%
AmeriGas Partners LP ,
5.50%, 5/20/2025 175,000 180,250
5.88%, 8/20/2026 350,000 369,250
5.75%, 5/20/2027 75,000 79,312
Antero Midstream Partners LP ,
5.38%, 9/15/2024 425,000 362,096
5.75%, 3/1/2027(a) 250,000 197,500
5.75%, 1/15/2028(a) 375,000 296,250
Buckeye Partners LP ,
4.13%, 3/1/2025(a) 125,000 119,909
4.50%, 3/1/2028(a) 275,000 257,125
Cheniere Energy Partners LP ,
5.25%, 10/1/2025 425,000 423,598
5.63%, 10/1/2026 225,000 223,875
CNX Midstream Partners LP ,
6.50%, 3/15/2026(a) 575,000 529,000
EQM Midstream Partners LP ,
4.75%, 7/15/2023 75,000 75,505
6.00%, 7/1/2025(a) 100,000 101,292
6.50%, 7/1/2027(a) 150,000 153,633
5.50%, 7/15/2028 225,000 214,312
6.50%, 7/15/2048 100,000 91,280
Ferrellgas LP ,
6.75%, 1/15/2022 275,000 231,000
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 200,000 192,484
Holly Energy Partners LP ,
5.00%, 2/1/2028(a) 225,000 214,312
NuStar Logistics LP ,
6.00%, 6/1/2026 100,000 97,000

40 - Statement of Investments - June 30, 2020 (Unaudited) - Federated NVIT High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Midstream
NuStar Logistics LP,
5.63%, 4/28/2027 450,000 434,250
Suburban Propane Partners
LP ,
5.50%, 6/1/2024 525,000 519,750
5.88%, 3/1/2027 150,000 148,500
Summit Midstream Holdings
LLC ,
5.50%, 8/15/2022 475,000 313,500
5.75%, 4/15/2025 325,000 182,000
Sunoco LP ,
5.50%, 2/15/2026 100,000 97,000
5.88%, 3/15/2028 175,000 173,716
Targa Pipeline Partners LP ,
5.88%, 8/1/2023 175,000 162,312
Targa Resources Partners LP ,
6.75%, 3/15/2024 125,000 124,687
5.13%, 2/1/2025 150,000 144,375
5.88%, 4/15/2026 300,000 297,000
5.38%, 2/1/2027 350,000 337,750
6.50%, 7/15/2027 75,000 75,188
5.00%, 1/15/2028 50,000 47,019
5.50%, 3/1/2030(a) 350,000 337,967
TransMontaigne Partners LP ,
6.13%, 2/15/2026 150,000 144,750
Western Midstream Operating
LP ,
4.00%, 7/1/2022 75,000 74,760
4.65%, 7/1/2026 75,000 71,835
4.50%, 3/1/2028 325,000 303,875
4.05%, 2/1/2030(e) 100,000 96,259
5.45%, 4/1/2044 50,000 41,640
5.30%, 3/1/2048 500,000 405,625
5.50%, 8/15/2048 100,000 81,000
9,023,741
Oil Field Services 1.4%
Archrock Partners LP ,
6.88%, 4/1/2027(a) 400,000 376,800
6.25%, 4/1/2028(a) 100,000 91,000
Nabors Industries Ltd. ,
7.25%, 1/15/2026(a) 50,000 30,750
7.50%, 1/15/2028(a) 50,000 30,750
Precision Drilling Corp. ,
7.75%, 12/15/2023 225,000 154,125
7.13%, 1/15/2026(a) 75,000 45,750
SESI LLC ,
7.13%, 12/15/2021 225,000 77,625
7.75%, 9/15/2024 425,000 155,125
Shelf Drilling Holdings Ltd. ,
8.25%, 2/15/2025(a) 325,000 146,250
USA Compression Partners
LP ,
6.88%, 4/1/2026 400,000 386,500
6.88%, 9/1/2027 225,000 216,000
1,710,675
Packaging 6.2%
ARD Finance SA ,
6.50%, 6/30/2027(a) 575,000 568,891
Corporate Bonds
Principal
Amount ($) Value ($)
Packaging
Ardagh Packaging Finance
plc ,
6.00%, 2/15/2025(a) 200,000 205,084
5.25%, 8/15/2027(a) 400,000 392,952
5.25%, 8/15/2027(a) 200,000 196,476
Berry Global, Inc. ,
5.50%, 5/15/2022 98,000 98,147
6.00%, 10/15/2022 112,000 112,280
5.13%, 7/15/2023 250,000 251,562
4.88%, 7/15/2026(a) 300,000 304,500
5.63%, 7/15/2027(a) 175,000 179,375
Crown Americas LLC ,
4.75%, 2/1/2026 250,000 254,757
Flex Acquisition Co., Inc. ,
6.88%, 1/15/2025(a) 1,150,000 1,109,750
7.88%, 7/15/2026(a) 450,000 436,500
Mauser Packaging Solutions
Holding Co. ,
5.50%, 4/15/2024(a) 250,000 245,547
7.25%, 4/15/2025(a) 800,000 725,416
Owens-Brockway Glass
Container, Inc. ,
5.88%, 8/15/2023(a) 200,000 206,000
5.38%, 1/15/2025(a) 400,000 404,000
6.38%, 8/15/2025(a) 50,000 52,875
6.63%, 5/13/2027(a) 75,000 78,000
Reynolds Group Issuer, Inc. ,
7.00%, 7/15/2024(a) 450,000 451,265
Sealed Air Corp. ,
4.00%, 12/1/2027(a) 225,000 225,000
Trident TPI Holdings, Inc. ,
9.25%, 8/1/2024(a) 200,000 205,000
6.63%, 11/1/2025(a) 425,000 403,750
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(e) 400,000 427,500
7,534,627
Paper 0.5%
Clearwater Paper Corp. ,
5.38%, 2/1/2025(a) 550,000 554,125
Graphic Packaging
International LLC ,
4.75%, 7/15/2027(a) 100,000 105,500
659,625
Pharmaceuticals 3.1%
Bausch Health Americas, Inc. ,
9.25%, 4/1/2026(a) 150,000 162,735
8.50%, 1/31/2027(a) 525,000 557,156
Bausch Health Cos., Inc. ,
5.50%, 3/1/2023(a) 19,000 19,000
7.00%, 3/15/2024(a) 100,000 103,750
6.13%, 4/15/2025(a) 850,000 862,129
9.00%, 12/15/2025(a) 25,000 26,930
5.75%, 8/15/2027(a) 150,000 159,000
5.00%, 1/30/2028(a) 175,000 164,761
6.25%, 2/15/2029(a) 100,000 100,500
7.25%, 5/30/2029(a) 400,000 420,000

Federated NVIT High Income Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Endo Dac ,
9.50%, 7/31/2027(a) 253,000 267,598
6.00%, 6/30/2028(a) 361,000 232,845
Jaguar Holding Co. II ,
4.63%, 6/15/2025(a) 200,000 203,540
5.00%, 6/15/2028(a) 150,000 153,563
Mallinckrodt International
Finance SA ,
5.63%, 10/15/2023(f) 450,000 87,750
5.50%, 4/15/2025(f) 775,000 127,875
Par Pharmaceutical, Inc. ,
7.50%, 4/1/2027(a) 50,000 51,310
3,700,442
Restaurants 1.4%
1011778 BC ULC ,
5.00%, 10/15/2025(a) 1,150,000 1,143,227
4.38%, 1/15/2028(a) 75,000 73,514
KFC Holding Co. ,
5.25%, 6/1/2026(a) 275,000 281,875
4.75%, 6/1/2027(a) 150,000 153,750
Yum! Brands, Inc. ,
4.75%, 1/15/2030(a) 100,000 101,500
1,753,866
Retailers 0.4%
Michaels Stores, Inc. ,
8.00%, 7/15/2027(a) 275,000 239,250
Party City Holdings, Inc. ,
6.13%, 8/15/2023(a) 450,000 90,000
6.63%, 8/1/2026(a) 350,000 70,000
William Carter Co. (The) ,
5.50%, 5/15/2025(a) 50,000 51,563
5.63%, 3/15/2027(a) 50,000 51,500
502,313
Supermarkets 0.9%
Albertsons Cos., Inc. ,
6.63%, 6/15/2024 275,000 281,875
5.75%, 3/15/2025 625,000 638,675
5.88%, 2/15/2028(a) 100,000 103,177
4.88%, 2/15/2030(a) 75,000 76,735
1,100,462
Technology 7.3%
ams AG ,
7.00%, 7/31/2025(a) 200,000 198,000
Banff Merger Sub, Inc. ,
9.75%, 9/1/2026(a) 150,000 150,937
CDW LLC ,
5.50%, 12/1/2024 150,000 163,093
4.25%, 4/1/2028 175,000 178,336
Dell International LLC ,
7.13%, 6/15/2024(a) 825,000 854,648
Dun & Bradstreet Corp. (The) ,
6.88%, 8/15/2026(a) 150,000 158,109
10.25%, 2/15/2027(a) 700,000 777,000
Fair Isaac Corp. ,
4.00%, 6/15/2028(a) 50,000 50,125
Gartner, Inc. ,
4.50%, 7/1/2028(a) 75,000 75,878
Corporate Bonds
Principal
Amount ($) Value ($)
Technology
Microchip Technology, Inc. ,
4.25%, 9/1/2025(a) 200,000 201,273
NCR Corp. ,
5.00%, 7/15/2022 250,000 249,687
6.38%, 12/15/2023 150,000 152,438
8.13%, 4/15/2025(a) 25,000 26,500
5.75%, 9/1/2027(a) 75,000 75,000
Nuance Communications, Inc. ,
5.63%, 12/15/2026 300,000 312,000
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 125,000 122,813
Qorvo, Inc. ,
5.50%, 7/15/2026 325,000 338,000
4.38%, 10/15/2029(a) 175,000 179,214
Rackspace Hosting, Inc. ,
8.63%, 11/15/2024(a) 625,000 628,125
Refinitiv US Holdings, Inc. ,
6.25%, 5/15/2026(a) 100,000 106,000
8.25%, 11/15/2026(a) 700,000 758,079
RP Crown Parent LLC ,
7.38%, 10/15/2024(a) 625,000 623,437
Science Applications
International Corp. ,
4.88%, 4/1/2028(a) 25,000 24,851
Sensata Technologies UK
Financing Co. plc ,
6.25%, 2/15/2026(a) 200,000 207,500
Sensata Technologies, Inc. ,
4.38%, 2/15/2030(a) 75,000 74,250
Sophia LP ,
9.00%, 9/30/2023(a) 225,000 227,250
SS&C Technologies, Inc. ,
5.50%, 9/30/2027(a) 525,000 532,686
Tempo Acquisition LLC ,
6.75%, 6/1/2025(a) 1,125,000 1,139,063
TTM Technologies, Inc. ,
5.63%, 10/1/2025(a) 325,000 322,361
8,906,653
Transportation Services 0.4%
Stena International SA ,
6.13%, 2/1/2025(a) 200,000 191,000
Watco Cos. LLC ,
6.50%, 6/15/2027(a) 225,000 230,531
421,531
Utility - Electric 3.1%
Calpine Corp. ,
5.75%, 1/15/2025 550,000 555,384
5.25%, 6/1/2026(a) 50,000 50,486
4.50%, 2/15/2028(a) 225,000 219,375
5.13%, 3/15/2028(a) 150,000 147,000
DPL, Inc. ,
4.13%, 7/1/2025(a) 50,000 50,014
Enviva Partners LP ,
6.50%, 1/15/2026(a) 650,000 676,000
NRG Energy, Inc. ,
6.63%, 1/15/2027 250,000 260,937
5.25%, 6/15/2029(a) 300,000 315,000

42 - Statement of Investments - June 30, 2020 (Unaudited) - Federated NVIT High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Utility - Electric
TerraForm Power Operating
LLC ,
5.00%, 1/31/2028(a) 475,000 495,188
4.75%, 1/15/2030(a) 250,000 253,750
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 150,000 153,066
5.63%, 2/15/2027(a) 300,000 307,905
5.00%, 7/31/2027(a) 225,000 227,531
3,711,636
Wireless Communications 3.1%
Altice France SA ,
7.38%, 5/1/2026(a) 950,000 990,660
Sprint Capital Corp. ,
6.88%, 11/15/2028 350,000 426,125
Sprint Corp. ,
7.88%, 9/15/2023 225,000 253,406
7.13%, 6/15/2024 600,000 677,484
T-Mobile USA, Inc. ,
6.00%, 4/15/2024 250,000 255,425
6.38%, 3/1/2025 500,000 513,750
6.50%, 1/15/2026 125,000 130,639
4.50%, 2/1/2026 200,000 202,392
4.75%, 2/1/2028 275,000 290,510
3,740,391
Total Corporate Bonds
(cost $123,625,228)
117,342,441
Loan Participation 0.1%
Principal
Amount ($) Value ($)
Healthcare 0.1%
Envision Healthcare Corp.,
(ICE LIBOR USD 3 Month +
0.00%), 5.49%, 10/10/2025
(g) 247,500 136,125
0
Total Loan Participation
(cost $379,715) 136,125
Total Investments
(cost $124,197,012) — 96.9%
117,566,540
Other assets in excess of
liabilities — 3.1% 3,816,402
NET ASSETS — 100.0%
$ 121,382,942
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at June 30, 2020 was
$80,756,862 which represents 66.53% of net assets.
(b) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(c) Security in default.
(d) Restricted security.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2020.
(f) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed illiquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities at June 30, 2020
was $215,875 which represents 0.18% of net assets.
(g) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2020.
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Core Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 43
Asset-Backed Securities 21.5%
Principal
Amount ($) Value ($)
Airlines 1.4%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 8,613,633 7,273,491
American Airlines Pass-
Through Trust, Series
2017-1, Class B, 4.95%,
2/15/2025 2,596,125 1,962,540
British Airways Pass-Through
Trust, Series 2013-1, Class
A, 4.63%, 6/20/2024(a) 6,709,499 6,245,426
Continental Airlines Pass-
Through Trust, Series
2000-2, Class A-1, 7.71%,
4/2/2021 19,920 19,110
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 6,679,977 4,929,066
20,429,633
Automobiles 1.8%
Credit Acceptance Auto Loan
Trust
Series 2017-2A, Class A,
2.55%, 2/17/2026(a) 17,195 17,209
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 3,146,000 3,208,964
First Investors Auto Owner
Trust, Series 2017-
2A, Class A2, 2.27%,
7/15/2022(a) 86,499 86,548
Flagship Credit Auto Trust
Series 2019-3, Class A,
2.33%, 2/15/2024(a) 5,809,797 5,886,754
Series 2019-4, Class A,
2.17%, 6/17/2024(a) 1,480,859 1,500,186
Foursight Capital Automobile
Receivables Trust, Series
2018-2, Class A2, 3.32%,
4/15/2022(a) 63,441 63,505
NextGear Floorplan Master
Owner Trust, Series 2018-
2A, Class A2, 3.69%,
10/15/2023(a) 1,666,667 1,689,947
OneMain Direct Auto
Receivables Trust, Series
2018-1A, Class A, 3.43%,
12/16/2024(a) 13,000,000 13,185,319
25,638,432
Home Equity 1.7%
Newcastle Mortgage
Securities Trust, Series
2006-1, Class M2, 0.55%,
3/25/2036(b) 10,611,964 10,505,190
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.43%, 1/25/2036(b) 1,719,193 1,706,896
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
RASC Trust, Series 2005-
KS12, Class M2, 0.64%,
1/25/2036(b) 10,000,000 9,563,417
Structured Asset Investment
Loan Trust, Series 2004-
7, Class A7, 1.02%,
8/25/2034(b) 1,913,693 1,899,224
23,674,727
Other 16.6%
American Homes 4 Rent,
Series 2015-SFR1, Class A,
3.47%, 4/17/2052(a) 8,910,113 9,537,424
American Homes 4 Rent Trust
Series 2014-SFR3, Class A,
3.68%, 12/17/2036(a) 11,291,733 12,088,056
Series 2015-SFR2, Class A,
3.73%, 10/17/2052(a) 9,851,062 10,676,213
AMMC CLO 22 Ltd.
Series 2018-22A, Class A,
2.02%, 4/25/2031(a)(b) 11,500,000 11,117,889
Series 2018-22A, Class B,
2.44%, 4/25/2031(a)(b) 5,000,000 4,739,255
Apidos CLO XXII, Series
2015-22A, Class A1R,
2.20%, 4/20/2031(a)(b) 5,000,000 4,836,650
Bayview Opportunity Master
Fund IVa Trust
Series 2017-SPL5, Class
B2, 4.50%, 6/28/2057(a)(b) 5,297,400 5,536,630
Series 2017-SPL1, Class A,
4.00%, 10/28/2064(a)(b) 3,589,728 3,719,676
Bayview Opportunity Master
Fund IVb Trust, Series
2017-SPL2, Class A, 4.00%,
6/28/2054(a)(b) 4,258,769 4,357,330
CCG Receivables Trust
Series 2018-2, Class A2,
3.09%, 12/15/2025(a) 3,288,142 3,331,848
Series 2019-2, Class A2,
2.11%, 3/15/2027(a) 5,482,000 5,541,706
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A2,
2.48%, 10/17/2030(a)(b) 6,500,000 6,244,758
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 895,668 930,721
CVS Pass-Through Trust
6.04%, 12/10/2028 4,939,593 5,582,808
6.94%, 1/10/2030 8,860,311 10,145,169
Dryden 49 Senior Loan Fund,
Series 2017-49A, Class B,
2.84%, 7/18/2030(a)(b) 8,000,000 7,733,096
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 1,318,325 1,348,470
FCI Funding LLC, Series
2019-1A, Class A, 3.63%,
2/18/2031(a) 1,022,951 1,030,815

44 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 4,042,411 4,199,680
Goodgreen , Series 2019-
2A, Class A, 2.76%,
10/15/2054(a) 6,613,965 6,553,296
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 636,708 665,352
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 3,995,446 4,160,315
Series 2014-2A, Class A,
3.99%, 9/21/2040(a) 1,313,577 1,357,750
Invitation Homes Trust, Series
2018-SFR3, Class A,
1.19%, 7/17/2037(a)(b) 12,536,870 12,443,666
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 4,783,882 5,048,928
Neuberger Berman Loan
Advisers CLO 32 Ltd.
Series 2019-32A, Class A,
2.47%, 1/19/2032(a)(b) 1,000,000 980,533
Series 2019-32A, Class B,
2.99%, 1/19/2032(a)(b) 500,000 491,230
Neuberger Berman Loan
Advisers CLO Ltd., Series
2020-36A, Class A, 2.30%,
4/20/2033(a)(b) 1,000,000 980,900
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2019-T4, Class AT4,
2.33%, 10/15/2051(a) 11,990,000 11,835,607
Series 2019-T2, Class AT2,
2.52%, 8/15/2053(a) 7,320,000 7,088,856
NRZ Advance Receivables
Trust, Series 2019-
T1, Class AT1, 2.59%,
7/15/2052(a) 6,605,000 6,463,524
Ocwen Master Advance
Receivables Trust, Series
2019-T2, Class AT2, 2.42%,
8/15/2051(a) 3,670,000 3,657,806
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 5,082,857 5,455,020
SPS Servicer Advance
Receivables Trust Advance
Receivables Backed Notes,
Series 2019-T2, Class AT2,
2.32%, 10/15/2052(a) 3,920,000 3,875,982
Thacher Park CLO Ltd.,
Series 2014-1A, Class BR,
2.69%, 10/20/2026(a)(b) 10,000,000 9,842,510
TLF National Tax Lien Trust,
Series 2017-1A, Class A,
3.09%, 12/15/2029(a) 535,248 538,691
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Towd Point Mortgage Trust
Series 2015-6, Class M1,
3.75%, 4/25/2055(a)(b) 8,855,000 9,433,230
Series 2018-2, Class A1,
3.25%, 3/25/2058(a)(b) 1,222,480 1,284,169
Series 2018-6, Class A1,
3.75%, 3/25/2058(a)(b) 3,805,171 4,082,954
Series 2019-4, Class A1,
2.90%, 10/25/2059(a)(b) 4,458,799 4,690,201
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 13,897,056 14,443,610
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 7,632,000 7,946,161
236,018,485
Total Asset-Backed Securities
(cost $307,840,242)
305,761,277
Collateralized Mortgage Obligations 4.2%
Angel Oak Mortgage Trust ,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 4,735,483 4,769,849
Chase Mortgage Finance
Corp.
Series 2016-SH1, Class M2,
3.75%, 4/25/2045(a)(b) 1,399,682 1,408,009
Series 2016-SH2, Class M2,
3.75%, 12/25/2045(a)(b) 8,301,936 8,373,279
Citigroup Mortgage Loan
Trust , Series 2015-A, Class
A1, 3.50%, 6/25/2058(a)(b) 719,598 740,297
FHLMC REMICS, Series
3665, Class KA, 3.00%,
5/15/2036 25,821 25,813
FNMA REMICS
Series 2007-6, Class PA,
5.50%, 2/25/2037 130,647 145,026
Series 2009-78, Class BM,
4.00%, 6/25/2039 369,480 387,037
GNMA REMICS
Series 2010-37, Class ML,
4.50%, 12/20/2038 583,547 587,562
Series 2010-112, Class QM,
2.50%, 9/20/2039 497,590 505,734
Mill City Mortgage Loan Trust ,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 7,396,007 7,739,863
New Residential Mortgage
Loan Trust
Series 2014-2A, Class A3,
3.75%, 5/25/2054(a)(b) 998,182 1,066,343
Series 2016-4A, Class A1,
3.75%, 11/25/2056(a)(b) 1,787,095 1,899,355
Series 2017-1A, Class A1,
4.00%, 2/25/2057(a)(b) 1,724,962 1,847,091

NVIT Core Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 45
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
New Residential Mortgage
Loan Trust
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 1,294,770 1,382,840
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 5,311,070 5,667,903
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 2,193,625 2,336,604
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 8,217,545 8,886,413
Series 2019-3A, Class A1A,
3.75%, 11/25/2058(a)(b) 1,802,690 1,923,614
Series 2019-RPL2, Class
A1, 3.25%, 2/25/2059(a)(b) 7,105,022 7,430,664
RCO Trust , Series 2017-
INV1, Class A, 3.20%,
11/25/2052(a)(b) 2,162,229 2,180,837
Sequoia Mortgage Trust ,
Series 2018-CH4, Class
A10, 4.50%, 10/25/2048(a)
(b) 656,234 662,554
Total Collateralized Mortgage Obligations
(cost $58,609,051)
59,966,687
Commercial Mortgage-Backed Securities 10.2%
AOA Mortgage Trust , Series
2015-1177, Class A, 2.96%,
12/13/2029(a) 5,000,000 5,031,192
Aventura Mall Trust , Series
2018-AVM, Class A, 4.25%,
7/5/2040(a)(b) 1,400,000 1,471,768
BANK
Series 2019-BN17, Class
A4, 3.71%, 4/15/2052 3,900,000 4,515,458
Series 2019-BN19, Class
A3, 3.18%, 8/15/2061 500,000 559,926
Series 2019-BN24, Class
A3, 2.96%, 11/15/2062 12,700,000 14,065,735
Barclays Commercial
Mortgage Trust , Series
2019-C3, Class A4, 3.58%,
5/15/2052 1,800,000 2,052,412
BBCMS Mortgage Trust ,
Series 2018-C2, Class A5,
4.31%, 12/15/2051 1,600,000 1,889,482
BB-UBS Trust , Series 2012-
SHOW, Class B, 3.88%,
11/5/2036(a) 5,000,000 4,712,440
Benchmark Mortgage Trust
Series 2018-B5, Class A4,
4.21%, 7/15/2051 1,480,000 1,747,470
Series 2019-B11, Class AS,
3.78%, 5/15/2052 1,550,000 1,715,706
Series 2019-B10, Class A4,
3.72%, 3/15/2062 2,200,000 2,533,077
Series 2019-B10, Class AM,
3.98%, 3/15/2062 1,400,000 1,526,192
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Benchmark Mortgage Trust
Series 2019-B15, Class A5,
2.93%, 12/15/2072 9,200,000 10,143,819
Cantor Commercial Real
Estate Lending , Series
2019-CF3, Class A4, 3.01%,
1/15/2053 14,000,000 15,293,421
CityLine Commercial
Mortgage Trust , Series
2016-CLNE, Class A,
2.87%, 11/10/2031(a)(b) 7,388,000 7,527,172
CSAIL Commercial Mortgage
Trust , Series 2019-C15,
Class A4, 4.05%, 3/15/2052 1,150,000 1,325,313
DBUBS Mortgage Trust ,
Series 2011-LC1A, Class
A3, 5.00%, 11/10/2046(a) 1,443,672 1,451,254
GS Mortgage Securities Corp.
II , Series 2018-GS10, Class
A5, 4.16%, 7/10/2051(b) 1,070,000 1,251,439
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2014-C18, Class
300B, 4.00%, 8/15/2031 10,500,000 10,917,191
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM,
3.52%, 7/13/2029(a)(b) 3,500,000 3,569,517
Series 2014-CPT, Class C,
3.56%, 7/13/2029(a)(b) 11,000,000 11,222,112
Series 2011-C1, Class A4,
5.03%, 9/15/2047(a)(b) 843,849 852,417
Series 2019-H7, Class A4,
3.26%, 7/15/2052 1,150,000 1,285,188
Series 2019-L3, Class A4,
3.13%, 11/15/2052 7,157,000 7,980,552
Natixis Commercial Mortgage
Securities Trust , Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 850,000 940,356
UBS Commercial Mortgage
Trust
Series 2018-C9, Class A4,
4.12%, 3/15/2051(b) 1,780,000 2,027,879
Series 2018-C10, Class A4,
4.31%, 5/15/2051 1,490,000 1,738,215
Series 2019-C16, Class A4,
3.60%, 4/15/2052 3,050,000 3,420,175
Series 2019-C18, Class A4,
3.04%, 12/15/2052 14,600,000 16,027,058
Wells Fargo Commercial
Mortgage Trust , Series
2015-NXS3, Class A4,
3.62%, 9/15/2057 5,000,000 5,464,212
Total Commercial Mortgage-Backed
Securities
(cost $137,479,913) 144,258,148

46 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds 31.9%
Principal
Amount ($) Value ($)
Aerospace & Defense 1.1%
Huntington Ingalls Industries,
Inc. ,
3.48%, 12/1/2027 3,225,000 3,474,072
Lockheed Martin Corp. ,
3.55%, 1/15/2026 4,625,000 5,317,103
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 4,000,000 4,711,535
4.15%, 5/15/2045 2,000,000 2,397,335
15,900,045
Banks 3.7%
Bank of America Corp. ,
4.20%, 8/26/2024 5,000,000 5,550,992
Series L, 3.95%, 4/21/2025 3,500,000 3,875,589
4.25%, 10/22/2026 3,000,000 3,441,168
Series L, 4.18%, 11/25/2027 4,000,000 4,577,832
Citigroup, Inc. ,
4.45%, 9/29/2027 5,000,000 5,708,336
Citizens Financial Group, Inc. ,
4.35%, 8/1/2025 6,200,000 6,862,460
Cooperatieve Rabobank UA ,
4.63%, 12/1/2023 5,000,000 5,513,700
HSBC Holdings plc ,
4.38%, 11/23/2026 3,500,000 3,898,626
ING Groep NV ,
3.95%, 3/29/2027(c) 5,000,000 5,753,592
JPMorgan Chase & Co. ,
Series I, (ICE LIBOR USD
3 Month + 3.47%), 4.23%,
7/30/2020(d)(e) 488,000 444,227
3.88%, 9/10/2024 3,000,000 3,326,316
PNC Financial Services
Group, Inc. (The) ,
3.45%, 4/23/2029(c) 3,000,000 3,449,303
52,402,141
Beverages 0.9%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 4,350,000 4,884,120
4.90%, 2/1/2046 2,000,000 2,447,371
Anheuser-Busch InBev
Worldwide, Inc. ,
4.00%, 4/13/2028 3,000,000 3,462,318
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 1,725,000 2,130,517
12,924,326
Biotechnology 1.0%
AbbVie, Inc. ,
3.25%, 10/1/2022(a) 5,650,000 5,920,977
3.85%, 6/15/2024(a) 1,500,000 1,643,331
3.80%, 3/15/2025(a) 1,000,000 1,109,516
4.25%, 11/21/2049(a) 1,350,000 1,636,428
Gilead Sciences, Inc. ,
4.80%, 4/1/2044 2,775,000 3,752,776
14,063,028
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets 2.5%
Credit Suisse Group AG ,
(ICE LIBOR USD 3
Month + 1.41%), 3.87%,
1/12/2029(a)(e) 3,000,000 3,312,227
FMR LLC ,
6.50%, 12/14/2040(a) 2,000,000 2,996,652
5.15%, 2/1/2043(a) 1,000,000 1,333,336
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(e) 5,000,000 5,622,396
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(e) 5,000,000 5,692,487
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 10,900,000 12,293,797
S&P Global, Inc. ,
4.50%, 5/15/2048(c) 1,350,000 1,741,219
UBS Group AG ,
4.13%, 4/15/2026(a)(c) 2,000,000 2,276,006
35,268,120
Chemicals 0.5%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 5,750,000 6,318,338
Mosaic Co. (The) ,
5.63%, 11/15/2043(c) 1,175,000 1,257,742
7,576,080
Consumer Finance 1.0%
Navient Solutions LLC ,
0.00%, 10/3/2022(f) 14,956,000 14,704,143
Containers & Packaging 0.2%
Berry Global, Inc. ,
4.88%, 7/15/2026(a) 2,250,000 2,283,750
Diversified Financial Services 0.3%
HERO Funding Trust ,
Series 2015-3, Class A,
4.28%, 9/20/2041 1,750,607 1,878,148
Shell International Finance
BV ,
4.38%, 5/11/2045 2,300,000 2,829,757
4,707,905
Diversified Telecommunication Services 2.3%
AT&T, Inc. ,
3.40%, 5/15/2025 1,500,000 1,648,439
4.30%, 2/15/2030 11,097,000 13,005,116
CCO Holdings LLC ,
5.75%, 2/15/2026(a) 1,800,000 1,861,812
5.13%, 5/1/2027(a) 4,250,000 4,397,050
4.75%, 3/1/2030(a) 1,175,000 1,202,248
Verizon Communications, Inc. ,
3.38%, 2/15/2025 661,000 735,457
4.02%, 12/3/2029(c) 8,020,000 9,564,480
32,414,602

NVIT Core Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities 3.4%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a)(c) 7,525,000 8,743,124
Entergy Arkansas LLC ,
3.50%, 4/1/2026 4,880,000 5,522,106
4.00%, 6/1/2028 3,750,000 4,330,372
Evergy , Inc. ,
2.45%, 9/15/2024 7,750,000 8,185,570
Indiana Michigan Power Co. ,
3.85%, 5/15/2028(c) 8,525,000 9,725,366
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 2,000,000 2,312,586
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a)(c) 6,000,000 7,013,826
Public Service Co. of
Colorado ,
2.90%, 5/15/2025(c) 2,000,000 2,159,313
47,992,263
Energy Equipment & Services 0.5%
Helmerich & Payne, Inc. ,
4.65%, 3/15/2025(c) 1,200,000 1,279,149
Schlumberger Holdings Corp. ,
4.00%, 12/21/2025(a) 321,000 352,754
3.90%, 5/17/2028(a)(c) 4,389,000 4,736,667
Valaris plc ,
4.88%, 6/1/2022 2,830,000 311,300
4.75%, 1/15/2024 5,000,000 550,000
7,229,870
Equity Real Estate Investment Trusts (REITs) 1.4%
Corporate Office Properties
LP ,
3.70%, 6/15/2021 10,175,000 10,342,067
Piedmont Operating
Partnership LP ,
4.45%, 3/15/2024(c) 9,050,000 9,273,968
19,616,035
Food Products 0.8%
Cargill, Inc. ,
3.25%, 5/23/2029(a)(c) 6,050,000 6,820,169
Grupo Bimbo SAB de CV ,
3.88%, 6/27/2024(a) 3,175,000 3,409,891
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049(a) 1,750,000 1,782,052
12,012,112
Health Care Equipment & Supplies 0.2%
Boston Scientific Corp. ,
4.70%, 3/1/2049 2,050,000 2,615,347
Health Care Providers & Services 0.8%
CVS Health Corp. ,
4.30%, 3/25/2028 350,000 409,349
Dignity Health ,
3.13%, 11/1/2022 6,000,000 6,203,723
3.81%, 11/1/2024 4,000,000 4,202,368
10,815,440
Corporate Bonds
Principal
Amount ($) Value ($)
Household Durables 0.4%
Newell Brands, Inc. ,
4.35%, 4/1/2023(g) 2,636,000 2,714,553
4.70%, 4/1/2026(g) 3,325,000 3,489,288
6,203,841
Independent Power and Renewable Electricity Producers
0.4%
Exelon Generation Co. LLC ,
4.25%, 6/15/2022 5,000,000 5,296,975
Industrial Conglomerates 0.1%
General Electric Co. ,
5.40%, 5/15/2022 1,125,000 1,182,547
Insurance 1.2%
MassMutual Global Funding II ,
3.60%, 4/9/2024(a) 3,000,000 3,328,293
3.40%, 3/8/2026(a) 5,000,000 5,605,601
Metropolitan Life Global
Funding I ,
3.45%, 12/18/2026(a) 7,500,000 8,487,962
17,421,856
Media 1.2%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 5,000,000 5,730,416
Comcast Corp. ,
3.38%, 8/15/2025(c) 4,800,000 5,344,560
4.70%, 10/15/2048 4,000,000 5,379,687
16,454,663
Metals & Mining 0.3%
Compass Minerals
International, Inc. ,
6.75%, 12/1/2027(a) 1,950,000 2,047,500
Glencore Finance Canada
Ltd. ,
4.95%, 11/15/2021(a) 2,000,000 2,087,360
4,134,860
Multi-Utilities 2.0%
Ameren Illinois Co. ,
3.25%, 3/1/2025 5,500,000 6,010,747
Black Hills Corp. ,
3.95%, 1/15/2026(c) 6,890,000 7,574,429
3.15%, 1/15/2027 2,000,000 2,101,846
Dominion Energy, Inc. ,
Series A, 4.60%, 3/15/2049 3,500,000 4,408,305
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025(c) 7,000,000 7,745,017
3.25%, 6/15/2026 1,250,000 1,337,039
29,177,383
Oil, Gas & Consumable Fuels 2.2%
Aker BP ASA ,
3.75%, 1/15/2030(a) 5,500,000 5,165,731
BP Capital Markets America,
Inc. ,
3.94%, 9/21/2028 4,550,000 5,210,016

48 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 725,000 1,038,790
Energy Transfer Operating LP ,
4.20%, 4/15/2027 575,000 601,135
5.50%, 6/1/2027 4,000,000 4,458,406
6.50%, 2/1/2042 2,000,000 2,166,473
Kinder Morgan, Inc. ,
4.30%, 3/1/2028(c) 1,000,000 1,133,313
5.55%, 6/1/2045 450,000 549,313
Marathon Oil Corp. ,
6.60%, 10/1/2037 1,200,000 1,241,065
MPLX LP ,
4.80%, 2/15/2029 3,050,000 3,393,042
Sabine Pass Liquefaction
LLC ,
5.88%, 6/30/2026 2,000,000 2,350,000
4.20%, 3/15/2028 1,225,000 1,314,984
Williams Cos., Inc. (The) ,
5.75%, 6/24/2044(c) 1,925,000 2,226,365
30,848,633
Pharmaceuticals 1.1%
Bristol-Myers Squibb Co. ,
4.25%, 10/26/2049(a) 1,800,000 2,374,551
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 2,100,000 2,330,127
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 4,750,000 4,747,418
Teva Pharmaceutical Finance
Netherlands III BV ,
2.80%, 7/21/2023 4,000,000 3,778,750
3.15%, 10/1/2026 3,500,000 3,125,080
16,355,926
Road & Rail 0.2%
Union Pacific Corp. ,
3.84%, 3/20/2060 2,800,000 3,235,767
Software 0.8%
Microsoft Corp. ,
3.30%, 2/6/2027 5,500,000 6,293,358
Oracle Corp. ,
2.40%, 9/15/2023 5,000,000 5,228,251
11,521,609
Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc. ,
3.00%, 2/9/2024 5,250,000 5,679,880
2.45%, 8/4/2026 4,000,000 4,345,987
10,025,867
Thrifts & Mortgage Finance 0.5%
BPCE SA ,
4.00%, 9/12/2023(a) 3,000,000 3,239,196
5.70%, 10/22/2023(a) 3,000,000 3,343,032
6,582,228
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors 0.2%
GATX Corp. ,
4.70%, 4/1/2029(c) 2,550,000 2,872,181
Total Corporate Bonds
(cost $417,130,896)
453,839,543
Loan Participations 0.4%
Electrical Equipment 0.1%
Sensata Technologies BV,
Term Loan, (ICE LIBOR
USD 1 Month + 1.75%),
1.94%, 9/20/2026 (e) 1,012,212 999,873
0
Software 0.3%
TIBCO Software, Inc., 1st Lien
Term Loan, (ICE LIBOR
USD 1 Month + 3.75%),
3.93%, 6/30/2026 (e) 4,765,521 4,491,504
0
Total Loan Participations
(cost $5,654,774) 5,491,377
Mortgage-Backed Securities 22.5%
FHLMC UMBS Pool
Pool# SB8000
3.00%, 7/1/2034 16,160,177 16,984,333
Pool# SD8005
3.50%, 8/1/2049 16,721,875 17,574,334
Pool# SD8018
4.00%, 10/1/2049 7,527,028 7,972,208
Pool# SD8080
2.00%, 6/1/2050 6,984,991 7,150,288
FNMA Pool
Pool# 464279
4.30%, 7/1/2021 487,683 493,823
Pool# 464969
6.34%, 4/1/2028 2,355,723 3,013,211
Pool# 468516
5.17%, 6/1/2028 867,598 994,460
Pool# AM7073
6.41%, 1/1/2030 1,503,260 2,000,092
Pool# 468127
5.70%, 5/1/2041 1,155,765 1,344,124
Pool# AN0360
3.95%, 12/1/2045 10,000,000 11,989,389
FNMA UMBS Pool
Pool# FM2052
2.50%, 5/1/2028 21,838,055 22,879,376
Pool# AR9398
3.50%, 6/1/2043 1,537,563 1,645,684
Pool# BC0180
4.00%, 1/1/2046 6,004,356 6,474,958
Pool# AS7908
3.00%, 9/1/2046 23,799,050 25,194,601
Pool# BC9003
3.00%, 11/1/2046 35,709,493 37,800,001

NVIT Core Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 49
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8483
3.00%, 12/1/2046 5,987,972 6,336,694
Pool# MA2863
3.00%, 1/1/2047 17,962,600 19,007,366
Pool# AS8784
3.00%, 2/1/2047 5,970,680 6,314,726
Pool# BE7557
3.50%, 2/1/2047 10,811,379 11,498,160
Pool# BM2003
4.00%, 10/1/2047 13,170,367 14,052,517
Pool# BJ3716
3.50%, 12/1/2047 6,967,566 7,380,729
Pool# MA3210
3.50%, 12/1/2047 3,282,371 3,466,072
Pool# BM3355
3.50%, 2/1/2048 5,213,482 5,511,631
Pool# CA1532
3.50%, 4/1/2048 14,409,660 15,274,667
Pool# CA2208
4.50%, 8/1/2048 3,947,344 4,241,303
Pool# CA2469
4.00%, 10/1/2048 10,250,786 10,863,145
Pool# MA3745
3.50%, 8/1/2049 24,563,684 25,819,930
Pool# BP5843
2.50%, 5/1/2050 24,955,614 26,016,326
Total Mortgage-Backed Securities
(cost $307,149,878)
319,294,148
Municipal Bonds 1.3%
California 0.4%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 3,885,000 5,974,780
District of Columbia 0.9%
Metropolitan Washington
Airports Authority, RB
Series D, 7.46%, 10/1/2046 6,000,000 9,864,840
Series D, 8.00%, 10/1/2047 2,000,000 2,965,720
12,830,560
Total Municipal Bonds
(cost $14,280,541)
18,805,340
U.S. Government Agency Securities 1.7%
FHLB, 5.00%, 3/12/2021 5,000,000 5,167,167
Tennessee Valley Authority,
5.88%, 4/1/2036 11,793,000 18,346,747
Total U.S. Government Agency Securities
(cost $19,168,692)
23,513,914
U.S. Treasury Obligations 4.3%
Principal
Amount ($) Value ($)
U.S. Treasury Bonds, 7.13%,
2/15/2023 1,000,000 1,182,773
U.S. Treasury Notes
2.63%, 2/28/2023 2,000,000 2,130,235
2.63%, 1/31/2026 51,000,000 57,378,984
Total U.S. Treasury Obligations
(cost $56,885,963)
60,691,992
Repurchase Agreements 0.8%
Bank of America NA
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $6,021,276,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $6,141,685.
(h)( i ) 6,021,260 6,021,260
NatWest Markets Securities,
Inc.
0.08%, dated 6/30/2020,
due 7/7/2020, repurchase
price $4,000,063,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042;
total market value
$4,080,011. (h)( i ) 4,000,000 4,000,000
Pershing LLC
0.14%, dated 6/30/2020,
due 7/1/2020, repurchase
price $2,000,008,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
7/23/2020 - 12/20/2069;
total market value
$2,040,001. (h)( i ) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $12,021,260)
12,021,260
Total Investments
(cost $1,336,221,210) — 98.8%
1,403,643,686
Other assets in excess of
liabilities — 1.2% 16,642,185
NET ASSETS — 100.0%
$ 1,420,285,871

50 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Core Bond Fund
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at June 30, 2020 was
$469,789,542 which represents 33.08% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2020.
(c) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $21,099,345, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $12,021,260 and by $9,706,662 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 8.75%, and maturity dates ranging from
7/9/2020 – 2/15/2050, a total value of $21,727,922.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2020. The
maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2020.
(f) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(g) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2020.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $12,021,260.
( i ) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of June 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 940 9/2020 USD 207,578,438 70,116
U.S. Treasury Long Bond 1,947 9/2020 USD 347,661,189 1,017,539
U.S. Treasury Ultra Bond 109 9/2020 USD 23,779,031 (168,020)
919,635
Short Contracts
U.S. Treasury 5 Year Note (296) 9/2020 USD (37,219,688) (76,695)
U.S. Treasury 10 Year Note (1,031) 9/2020 USD (143,486,203) (293,599)
U.S. Treasury 10 Year Ultra Note (815) 9/2020 USD (128,349,766) (242,628)
(612,922)
306,713
At June 30, 2020, the Fund had $8,271,068 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Core Plus Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 51
Asset-Backed Securities 5.0%
Principal
Amount ($) Value ($)
Home Equity 0.2%
Asset-Backed Securities Corp.
Home Equity Loan Trust,
Series 2006-HE1, Class A3,
0.38%, 1/25/2036(a) 41,674 41,639
Citigroup Mortgage Loan
Trust, Inc., Series 2006-
WFH4, Class M1, 0.46%,
11/25/2036(a) 3,747,379 3,694,640
Structured Asset Securities
Corp. Mortgage Loan Trust,
Series 2006-NC1, Class A4,
0.33%, 5/25/2036(a) 60,956 60,878
3,797,157
Other 4.3%
522 Funding CLO I Ltd.,
Series 2019-1A, Class A1,
2.94%, 1/15/2033(a)(b) 3,600,000 3,529,022
AM Capital Funding LLC,
Series 2018-1, Class A,
4.98%, 12/15/2023(b) 5,010,000 5,260,080
CIFC Funding Ltd., Series
2019-5A, Class A1, 2.56%,
10/15/2032(a)(b) 7,300,000 7,125,143
Corevest American Finance
Trust, Series 2019-1, Class
A, 3.32%, 3/15/2052(b) 2,390,055 2,492,497
Elmwood CLO III Ltd., Series
2019-3A, Class A1, 2.59%,
10/15/2032(a)(b) 8,600,000 8,472,763
Kayne CLO 5 Ltd., Series
2019-5A, Class A, 2.37%,
7/24/2032(a)(b) 7,300,000 7,150,372
Magnetite XXIV Ltd., Series
2019-24A, Class A, 3.24%,
1/15/2033(a)(b) 4,400,000 4,334,634
Octagon Investment Partners
44 Ltd., Series 2019-
1A, Class A, 2.44%,
7/20/2032(a)(b) 10,100,000 9,943,571
Southwick Park CLO LLC,
Series 2019-4A, Class A1,
2.44%, 7/20/2032(a)(b) 10,600,000 10,409,688
Voya CLO Ltd., Series
2019-2A, Class A, 2.41%,
7/20/2032(a)(b) 14,600,000 14,356,414
73,074,184
Student Loan 0.5%
Navient Student Loan Trust,
Series 2019-7A, Class A1,
0.68%, 1/25/2068(a)(b) 7,647,107 7,596,448
Total Asset-Backed Securities
(cost $84,892,648)
84,467,789
Collateralized Mortgage Obligations 8.3%
Principal
Amount ($) Value ($)
Angel Oak Mortgage Trust ,
Series 2019-6, Class A1,
2.62%, 11/25/2059(a)(b) 4,243,675 4,274,519
Connecticut Avenue Securities
Trust , Series 2019-R07,
Class 1M1, 0.95%,
10/25/2039(a)(b) 439,918 439,788
FHLMC REMICS
Series 4073, Class SB, IO,
5.82%, 7/15/2042(a) 7,260,265 1,476,156
Series 4122, Class , IO,
4.00%, 10/15/2042 7,983,966 1,210,015
Series 4120, Class SV, IO,
5.97%, 10/15/2042(a) 7,897,015 1,689,283
Series 4159, Class KS, IO,
5.97%, 1/15/2043(a) 3,906,914 868,211
Series 4459, Class IB, IO,
4.00%, 8/15/2043 6,556,632 932,124
Series 4468, Class SY, IO,
5.92%, 5/15/2045(a) 3,893,865 785,118
Series 4573, Class , IO,
3.50%, 4/15/2046 7,707,072 1,051,488
Series 4583, Class ST, IO,
5.82%, 5/15/2046(a) 8,304,103 1,498,641
Series 4623, Class MS, IO,
5.82%, 10/15/2046(a) 6,420,438 1,480,974
Series 4994, Class IB, IO,
2.50%, 7/25/2050 6,500,000 654,063
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2017-DNA2, Class
M2, 3.63%, 10/25/2029(a) 10,600,000 10,742,674
Series 2017-HQA2, Class
M2, 2.83%, 12/25/2029(a) 5,758,473 5,701,637
Series 2017-DNA3, Class
M2, 2.68%, 3/25/2030(a) 7,210,000 7,245,483
Series 2017-HQA3, Class
M2, 2.53%, 4/25/2030(a) 9,210,763 9,176,855
Series 2018-DNA1, Class
M2, 1.98%, 7/25/2030(a) 2,196,738 2,148,322
Series 2018-HQA1, Class
M2, 2.48%, 9/25/2030(a) 7,942,874 7,827,220
FNMA REMICS
Series 2012-70, Class HS,
IO, 5.82%, 7/25/2042(a) 8,681,286 1,905,499
Series 2012-68, Class SL,
IO, 5.87%, 7/25/2042(a) 7,206,306 1,527,157
Series 2012-149, Class LI,
IO, 4.00%, 1/25/2043 6,790,087 1,072,108
Series 2013-6, Class SB,
IO, 5.92%, 2/25/2043(a) 6,031,458 1,224,718
Series 2014-90, Class SA,
IO, 5.97%, 1/25/2045(a) 7,439,367 1,610,370
Series 2016-3, Class IP, IO,
4.00%, 2/25/2046 8,477,576 1,139,944
Series 2020-24, Class MI,
IO, 4.00%, 4/25/2050 6,335,169 1,003,284

52 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
FNMA Connecticut Avenue
Securities
Series 2016-C07, Class
2M2, 4.53%, 5/25/2029(a) 5,989,971 6,196,471
Series 2017-C03, Class
1M2, 3.18%, 10/25/2029(a) 5,570,000 5,601,851
Series 2017-C04, Class
2M2, 3.03%, 11/25/2029(a) 4,329,345 4,253,395
Series 2017-C05, Class
1M2, 2.38%, 1/25/2030(a) 2,177,155 2,131,797
Series 2017-C06, Class
2M2, 2.98%, 2/25/2030(a) 2,734,080 2,686,114
Series 2017-C07, Class
2M2, 2.68%, 5/25/2030(a) 5,367,695 5,278,273
Series 2018-C01, Class
1M2, 2.43%, 7/25/2030(a) 9,524,629 9,293,615
Series 2018-C02, Class
2M2, 2.38%, 8/25/2030(a) 1,401,844 1,370,264
GCAT Trust
Series 2019-NQM2, Class
A1, 2.86%, 9/25/2059(b)(c) 6,502,261 6,609,471
Series 2019-NQM3, Class
A1, 2.69%, 11/25/2059(a)(b) 3,765,289 3,819,830
GNMA REMICS
Series 2013-23, Class IT,
IO, 3.50%, 2/20/2043 4,712,351 720,032
Series 2018-124, Class DS,
IO, 5.90%, 12/16/2043(a) 3,686,660 783,458
Series 2016-77, Class TS,
IO, 5.96%, 12/20/2044(a) 4,764,145 869,701
Series 2019-22, Class SA,
IO, 5.41%, 2/20/2045(a) 8,509,548 1,753,271
Series 2019-65, Class IE,
IO, 3.50%, 5/20/2046 10,284,661 1,007,296
Series 2016-91, Class NS,
IO, 5.89%, 7/20/2046(a) 6,726,266 1,580,252
New Residential Mortgage
Loan Trust , Series 2019-
NQM5, Class A1, 2.71%,
11/25/2059(a)(b) 4,370,036 4,436,853
OBX Trust , Series 2019-
EXP3, Class 2A1A, 1.08%,
10/25/2059(a)(b) 662,568 662,609
Permanent Master Issuer plc ,
Series 2018-1A, Class 1A1,
1.60%, 7/15/2058(a)(b) 750,000 749,546
Starwood Mortgage
Residential Trust , Series
2019-INV1, Class A1,
2.61%, 9/27/2049(a)(b) 4,189,058 4,202,077
Verus Securitization Trust
Series 2019-4, Class A1,
2.64%, 11/25/2059(b)(c) 3,168,431 3,219,886
Series 2019-INV1, Class
A1, 3.40%, 12/25/2059(a)(b) 3,109,726 3,180,412
Total Collateralized Mortgage Obligations
(cost $138,003,144)
139,092,125
Commercial Mortgage-Backed Securities 9.9%
Principal
Amount ($) Value ($)
BANK , Series 2019-
BN22, Class A4, 2.98%,
11/15/2062 3,080,000 3,405,073
Citigroup Commercial
Mortgage Trust
Series 2013-GC11, Class B,
3.73%, 4/10/2046(a) 4,100,000 4,179,126
Series 2013-GC17, Class B,
5.10%, 11/10/2046(a) 1,465,000 1,538,513
Series 2014-GC23, Class B,
4.17%, 7/10/2047(a) 2,915,000 2,950,697
Series 2016-GC36, Class
A5, 3.62%, 2/10/2049 4,452,000 4,906,375
Series 2017-C4, Class A1,
2.12%, 10/12/2050 2,333,501 2,350,388
Series 2018-C6, Class A4,
4.41%, 11/10/2051 4,505,000 5,356,112
COMM Mortgage Trust
Series 2012-CR4, Class
AM, 3.25%, 10/15/2045 3,325,000 3,378,998
Series 2014-CR16, Class
XA, IO, 1.14%, 4/10/2047(a) 34,672,849 1,054,866
Series 2014-CR17, Class
XA, IO, 1.13%, 5/10/2047(a) 25,915,930 791,719
Series 2014-UBS3, Class
XA, IO, 1.23%, 6/10/2047(a) 21,218,322 738,071
Series 2014-UBS6,
Class XA, IO, 1.04%,
12/10/2047(a) 17,821,878 540,878
Series 2014-CR21, Class
AM, 3.99%, 12/10/2047 6,850,000 7,258,554
Series 2015-LC21, Class
A4, 3.71%, 7/10/2048 2,160,000 2,373,884
Series 2015-CR25, Class
A4, 3.76%, 8/10/2048 3,075,000 3,373,063
Series 2017-COR2, Class
A1, 2.11%, 9/10/2050 1,757,349 1,770,919
CSAIL Commercial Mortgage
Trust
Series 2015-C3, Class B,
4.24%, 8/15/2048(a) 3,551,688 3,588,149
Series 2016-C7, Class A5,
3.50%, 11/15/2049 1,800,000 1,976,218
Series 2019-C15, Class A4,
4.05%, 3/15/2052 4,971,000 5,728,808
Series 2015-C2, Class XA,
IO, 0.89%, 6/15/2057(a) 35,727,088 1,006,314
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS, Series K098,
Class XAM, IO, 1.52%,
8/25/2029(a) 17,661,000 2,025,508
GS Mortgage Securities Trust
Series 2012-GCJ7, Class B,
4.74%, 5/10/2045 4,325,000 4,396,096
Series 2012-GCJ9, Class B,
3.75%, 11/10/2045(b) 3,330,000 3,376,033
Series 2014-GC18, Class
XA, IO, 1.18%, 1/10/2047(a) 53,015,118 1,487,159

NVIT Core Plus Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 53
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GS Mortgage Securities Trust
Series 2014-GC26,
Class XA, IO, 1.11%,
11/10/2047(a) 30,120,987 1,031,568
Series 2015-GC32, Class
A4, 3.76%, 7/10/2048 2,250,000 2,478,214
Series 2015-GS1, Class C,
4.57%, 11/10/2048(a) 1,840,000 1,668,662
Series 2015-GC30, Class
XA, IO, 0.89%, 5/10/2050(a) 39,073,329 1,182,050
Series 2019-GSA1, Class
A4, 3.05%, 11/10/2052 3,830,000 4,223,150
JP Morgan Chase Commercial
Mortgage Securities Trust
Series 2013-LC11, Class B,
3.50%, 4/15/2046 3,375,000 3,247,931
Series 2011-C5, Class B,
5.61%, 8/15/2046(a)(b) 2,790,000 2,835,985
JPMBB Commercial Mortgage
Securities Trust , Series
2015-C31, Class A3, 3.80%,
8/15/2048 2,950,000 3,253,752
JPMDB Commercial Mortgage
Securities Trust , Series
2017-C7, Class A1, 2.08%,
10/15/2050 2,334,764 2,351,402
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C16, Class XA,
IO, 1.16%, 6/15/2047(a) 27,101,841 773,798
Series 2015-C24, Class A4,
3.73%, 5/15/2048 4,795,000 5,264,407
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4,
3.78%, 5/15/2048(a) 4,550,000 5,017,652
Series 2020-L4, Class A3,
2.70%, 2/15/2053 3,065,000 3,312,361
UBS Commercial Mortgage
Trust
Series 2017-C2, Class A4,
3.49%, 8/15/2050 2,700,000 2,968,660
Series 2017-C4, Class A1,
2.13%, 10/15/2050 1,232,543 1,237,036
Series 2017-C4, Class A4,
3.56%, 10/15/2050 2,502,000 2,758,696
Series 2017-C4, Class AS,
3.84%, 10/15/2050(a) 2,820,000 3,023,509
Series 2018-C14, Class A1,
3.38%, 12/15/2051 5,458,292 5,636,696
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5, Class B,
4.14%, 10/15/2045 3,110,000 3,186,924
Series 2015-C28, Class A4,
3.54%, 5/15/2048 3,795,000 4,133,345
Series 2015-C29, Class A4,
3.64%, 6/15/2048 2,890,000 3,148,246
Series 2015-NXS4, Class
C, 4.82%, 12/15/2048(a) 3,553,000 3,193,077
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Wells Fargo Commercial
Mortgage Trust
Series 2016-LC24, Class
A4, 2.94%, 10/15/2049 1,695,000 1,819,484
Series 2016-NXS6, Class
A4, 2.92%, 11/15/2049 4,700,000 5,002,970
Series 2017-C39, Class A5,
3.42%, 9/15/2050 2,713,000 3,028,536
Series 2017-C40, Class A1,
2.11%, 10/15/2050 1,441,721 1,452,343
Series 2018-C46, Class A4,
4.15%, 8/15/2051 1,610,000 1,876,135
Series 2018-C48, Class A5,
4.30%, 1/15/2052 5,650,000 6,656,340
Series 2019-C49, Class A5,
4.02%, 3/15/2052 2,400,000 2,796,370
Series 2016-LC25, Class
A4, 3.64%, 12/15/2059 4,225,000 4,729,593
WFRBS Commercial
Mortgage Trust
Series 2014-LC14, Class
XA, IO, 1.37%, 3/15/2047(a) 20,490,525 652,377
Series 2014-C22, Class AS,
4.07%, 9/15/2057(a) 2,620,000 2,778,170
Total Commercial Mortgage-Backed
Securities
(cost $162,244,548) 166,270,960
Convertible Bond 0.0%
†
Media 0.0%
†
DISH Network Corp., 3.38%,
8/15/2026 503,000 462,063
Total Convertible Bond
(cost $445,041)
462,063
Corporate Bonds 44.5%
Aerospace & Defense 1.2%
Boeing Co. (The) ,
5.71%, 5/1/2040 7,955,000 9,056,082
5.81%, 5/1/2050 2,120,000 2,503,690
5.93%, 5/1/2060 5,565,000 6,599,487
Howmet Aerospace, Inc. ,
6.88%, 5/1/2025 45,000 48,819
5.90%, 2/1/2027(d) 90,000 95,422
TransDigm, Inc. ,
6.25%, 3/15/2026(b) 605,000 603,500
6.38%, 6/15/2026 320,000 291,514
7.50%, 3/15/2027 425,000 407,787
5.50%, 11/15/2027 645,000 562,891
20,169,192
Airlines 0.0%
†
Delta Air Lines, Inc. ,
7.38%, 1/15/2026 75,000 72,555
Mileage Plus Holdings LLC ,
6.50%, 6/20/2027(b) 335,000 335,837

54 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Airlines
United Airlines Holdings, Inc. ,
4.25%, 10/1/2022(d) 85,000 72,250
480,642
Auto Components 0.0%
†
American Axle &
Manufacturing, Inc. ,
6.88%, 7/1/2028 140,000 138,600
Clarios Global LP ,
6.25%, 5/15/2026(b) 150,000 154,687
Dana, Inc. ,
5.38%, 11/15/2027 25,000 24,953
5.63%, 6/15/2028 40,000 39,708
Dealer Tire LLC ,
8.00%, 2/1/2028(b) 95,000 87,994
Goodyear Tire & Rubber Co.
(The) ,
9.50%, 5/31/2025 280,000 299,600
745,542
Automobiles 0.9%
Ford Motor Co. ,
9.63%, 4/22/2030 305,000 361,212
7.45%, 7/16/2031 80,000 84,200
General Motors Co. ,
6.80%, 10/1/2027(d) 3,940,000 4,591,124
Volkswagen Group of America
Finance LLC ,
3.13%, 5/12/2023(b) 1,545,000 1,624,934
3.35%, 5/13/2025(b) 3,050,000 3,255,069
3.75%, 5/13/2030(b) 4,590,000 5,067,772
14,984,311
Banks 7.1%
Banco de Credito e
Inversiones SA ,
3.50%, 10/12/2027(b) 200,000 210,280
Banco Santander SA ,
Reg. S, (USD ICE Swap
Rate 5 Year + 4.99%),
7.50%, 2/08/2024(e)(f) 1,200,000 1,248,000
3.49%, 5/28/2030 3,200,000 3,436,178
Bank Leumi Le-Israel BM ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.63%),
3.27%, 1/29/2031(b)(f) 200,000 194,286
Bank of America Corp. ,
Series JJ, (ICE LIBOR USD
3 Month + 3.29%), 5.13%,
6/20/2024(e)(f) 2,910,000 2,855,437
Series X, (ICE LIBOR USD
3 Month + 3.71%), 6.25%,
9/05/2024(e)(f) 1,240,000 1,283,487
4.45%, 3/3/2026 4,260,000 4,904,302
(ICE LIBOR USD 3 Month +
1.51%), 3.71%, 4/24/2028(f) 3,205,000 3,622,821
(SOFR + 2.15%), 2.59%,
4/29/2031(f) 4,720,000 4,994,447
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banque Centrale de Tunisie ,
Reg. S, 5.75%, 1/30/2025 600,000 555,267
BNP Paribas SA ,
(USD Swap Semi 5
Year + 4.92%), 6.75%,
3/14/2022(b)(d)(e)(f) 2,045,000 2,080,787
3.50%, 3/1/2023(b) 7,225,000 7,647,465
CIT Group, Inc. ,
4.13%, 3/9/2021 70,000 70,000
5.00%, 8/15/2022 160,000 163,400
5.25%, 3/7/2025 90,000 93,244
Citigroup, Inc. ,
(ICE LIBOR USD 3
Month + 4.23%), 5.90%,
2/15/2023(d)(e)(f) 1,235,000 1,228,059
Series U, (SOFR + 3.81%),
5.00%, 9/12/2024(e)(f) 1,239,000 1,166,277
Series V, (SOFR + 3.23%),
4.70%, 1/30/2025(e)(f) 750,000 666,563
(ICE LIBOR USD 3 Month +
0.90%), 3.35%, 4/24/2025(f) 5,610,000 6,061,489
(ICE LIBOR USD 3 Month +
1.56%), 3.89%, 1/10/2028(f) 2,130,000 2,400,941
Citizens Financial Group, Inc. ,
Series B, (ICE LIBOR USD
3 Month + 3.00%), 6.00%,
7/06/2023(e)(f) 2,650,000 2,345,250
Comerica, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.29%),
5.63%, 7/01/2025(d)(e)(f) 1,305,000 1,324,575
Development Bank of
Mongolia LLC ,
7.25%, 10/23/2023(b) 200,000 192,042
Fifth Third Bancorp ,
(ICE LIBOR USD 3
Month + 3.03%), 5.10%,
6/30/2023(d)(e)(f) 2,560,000 2,227,200
Grupo Aval Ltd. ,
4.38%, 2/4/2030(b) 200,000 190,250
Huntington Bancshares, Inc. ,
Series E, (ICE LIBOR USD
3 Month + 2.88%), 5.70%,
4/15/2023(e)(f) 2,285,000 1,936,537
2.55%, 2/4/2030 6,990,000 7,225,786
Series F, (US Treasury Yield
Curve Rate T Note Constant
Maturity 10 Year + 4.95%),
5.63%, 7/15/2030(e)(f) 700,000 718,130
ING Groep NV ,
(USD Swap Semi 5
Year + 4.45%), 6.50%,
4/16/2025(d)(e)(f) 1,000,000 1,022,100
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.34%),
5.75%, 11/16/2026(d)(e)(f) 1,385,000 1,374,612

NVIT Core Plus Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co. ,
Series CC, (ICE LIBOR
USD 3 Month + 2.58%),
4.62%, 11/01/2022(d)(e)(f) 1,430,000 1,343,056
Series FF, (SOFR + 3.38%),
5.00%, 8/01/2024(e)(f) 1,385,000 1,324,752
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(e)(f) 775,000 691,688
(ICE LIBOR USD 3 Month +
1.16%), 3.22%, 3/1/2025(f) 9,895,000 10,654,680
(SOFR + 1.51%), 2.74%,
10/15/2030(f) 4,665,000 5,004,789
(SOFR + 2.52%), 2.96%,
5/13/2031(f) 4,145,000 4,396,119
M&T Bank Corp. ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.17%), 5.00%,
8/01/2024(e)(f) 1,295,000 1,273,775
NBK Tier 1 Financing 2 Ltd. ,
(USD Swap Semi 6
Year + 2.83%), 4.50%,
11/27/2025(b)(e)(f) 200,000 189,408
Regions Financial Corp. ,
Series D, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.43%), 5.75%,
6/15/2025(d)(e)(f) 650,000 666,250
Royal Bank of Scotland Group
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(f) 4,400,000 4,630,917
Truist Bank ,
2.25%, 3/11/2030 2,210,000 2,230,685
Truist Financial Corp. ,
Series N, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.00%), 4.80%,
9/01/2024(e)(f) 2,185,000 2,012,560
Series L, (ICE LIBOR USD
3 Month + 3.10%), 5.05%,
12/15/2024(e)(f) 760,000 678,300
Series P, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.61%),
4.95%, 9/01/2025(e)(f) 590,000 603,275
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 4.35%), 5.10%,
3/01/2030(e)(f) 650,000 671,190
Vnesheconombank ,
Reg. S, 6.90%, 7/9/2020 200,000 200,214
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co. ,
Series S, (ICE LIBOR USD
3 Month + 3.11%), 5.90%,
6/15/2024(d)(e)(f) 1,290,000 1,273,972
Series U, (ICE LIBOR USD
3 Month + 3.99%), 5.87%,
6/15/2025(e)(f) 645,000 670,394
(SOFR + 2.00%), 2.19%,
4/30/2026(f) 1,720,000 1,778,424
(ICE LIBOR USD 3
Month + 1.17%), 2.88%,
10/30/2030(f) 9,205,000 9,847,446
(SOFR + 2.53%), 3.07%,
4/30/2041(f) 5,180,000 5,403,185
118,984,291
Beverages 1.2%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 11,685,000 14,298,763
Diageo Capital plc ,
1.38%, 9/29/2025 1,160,000 1,180,649
2.00%, 4/29/2030 5,295,000 5,477,955
20,957,367
Biotechnology 1.1%
AbbVie, Inc. ,
2.30%, 11/21/2022(b) 2,155,000 2,229,087
2.95%, 11/21/2026(b) 13,250,000 14,411,340
4.25%, 11/21/2049(b) 1,470,000 1,781,888
18,422,315
Building Products 0.6%
Carrier Global Corp. ,
2.49%, 2/15/2027(b)(d) 4,825,000 4,915,201
2.72%, 2/15/2030(b) 3,605,000 3,620,655
Cornerstone Building Brands,
Inc. ,
8.00%, 4/15/2026(b) 85,000 85,638
JELD-WEN, Inc. ,
4.63%, 12/15/2025(b) 100,000 96,000
4.88%, 12/15/2027(b) 410,000 393,600
Masonite International Corp. ,
5.75%, 9/15/2026(b) 280,000 288,400
5.38%, 2/1/2028(b) 100,000 102,250
Standard Industries, Inc. ,
5.00%, 2/15/2027(b) 80,000 81,000
4.38%, 7/15/2030(b) 140,000 139,650
Votorantim Cimentos
International SA ,
Reg. S, 7.25%, 4/5/2041 200,000 228,750
9,951,144
Capital Markets 2.5%
Bank of New York Mellon
Corp. (The) ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 4.36%), 4.70%,
9/20/2025(d)(e)(f) 1,425,000 1,482,000

56 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bank of New York Mellon
Corp. (The),
Series F, (ICE LIBOR USD
3 Month + 3.13%), 4.62%,
9/20/2026(e)(f) 1,395,000 1,373,238
Credit Suisse Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.82%),
6.37%, 8/21/2026(b)(e)(f) 1,600,000 1,624,800
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.29%),
5.10%, 1/24/2030(b)(d)(e)(f) 1,705,000 1,615,487
Goldman Sachs Group, Inc.
(The) ,
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.62%), 5.50%,
8/10/2024(e)(f) 1,598,000 1,656,119
Series R, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.22%), 4.95%,
2/10/2025(d)(e)(f) 1,144,000 1,086,800
(ICE LIBOR USD 3 Month +
1.20%), 3.27%, 9/29/2025(f) 2,250,000 2,424,778
Series O, (ICE LIBOR USD
3 Month + 3.83%), 5.30%,
11/10/2026(d)(e)(f) 1,050,000 1,058,379
Huarong Finance 2017 Co.
Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 7.77%),
4.50%, 1/24/2022(e)(f) 400,000 401,991
LPL Holdings, Inc. ,
5.75%, 9/15/2025(b) 335,000 339,187
4.63%, 11/15/2027(b) 140,000 138,250
Morgan Stanley ,
3.63%, 1/20/2027 4,100,000 4,629,069
(ICE LIBOR USD 3 Month +
1.14%), 3.77%, 1/24/2029(f) 2,770,000 3,153,638
(SOFR + 1.14%), 2.70%,
1/22/2031(f) 7,410,000 7,849,309
MSCI, Inc. ,
5.38%, 5/15/2027(b) 200,000 212,250
State Street Corp. ,
(SOFR + 0.94%), 2.35%,
11/1/2025(f) 10,535,000 11,162,825
UBS Group AG ,
Reg. S, (USD Swap Semi
5 Year + 4.59%), 6.87%,
8/07/2025(e)(f) 2,205,000 2,312,494
42,520,614
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals 0.2%
CF Industries, Inc. ,
5.38%, 3/15/2044 45,000 48,658
CNAC HK Finbridge Co. Ltd. ,
Reg. S, 3.38%, 6/19/2024 400,000 414,298
Reg. S, 5.13%, 3/14/2028 400,000 463,102
Illuminate Buyer LLC ,
9.00%, 7/1/2028(b) 70,000 72,975
Minerals Technologies, Inc. ,
5.00%, 7/1/2028(b) 85,000 86,275
NOVA Chemicals Corp. ,
4.88%, 6/1/2024(b) 230,000 214,475
5.25%, 6/1/2027(b) 153,000 134,314
Olin Corp. ,
5.63%, 8/1/2029 125,000 115,002
Sasol Financing USA LLC ,
5.88%, 3/27/2024 400,000 356,000
6.50%, 9/27/2028 200,000 176,832
Starfruit Finco BV ,
8.00%, 10/1/2026(b) 300,000 307,107
Trinseo Materials Operating
SCA ,
5.38%, 9/1/2025(b)(d) 90,000 85,275
Tronox Finance plc ,
5.75%, 10/1/2025(b) 85,000 78,625
Tronox, Inc. ,
6.50%, 4/15/2026(b) 300,000 280,500
Valvoline, Inc. ,
4.38%, 8/15/2025(b) 55,000 55,275
WR Grace & Co.-Conn ,
4.88%, 6/15/2027(b) 85,000 86,108
2,974,821
Commercial Services & Supplies 0.3%
APX Group, Inc. ,
7.63%, 9/1/2023 185,000 170,200
6.75%, 2/15/2027(b) 160,000 151,000
Aramark Services, Inc. ,
6.38%, 5/1/2025(b)(d) 335,000 345,931
5.00%, 2/1/2028(b)(d) 260,000 247,000
Garda World Security Corp. ,
8.75%, 5/15/2025(b) 325,000 329,062
9.50%, 11/1/2027(b)(d) 39,000 41,243
Harsco Corp. ,
5.75%, 7/31/2027(b) 530,000 531,325
IAA, Inc. ,
5.50%, 6/15/2027(b) 450,000 464,229
KAR Auction Services, Inc. ,
5.13%, 6/1/2025(b) 700,000 689,500
Nielsen Co. Luxembourg
SARL (The) ,
5.00%, 2/1/2025(b)(d) 415,000 407,738
Nielsen Finance LLC ,
5.00%, 4/15/2022(b)(d) 75,000 74,734
Prime Security Services
Borrower LLC ,
5.75%, 4/15/2026(b)(d) 635,000 658,495
6.25%, 1/15/2028(b) 270,000 254,475
4,364,932

NVIT Core Plus Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Communications Equipment 0.1%
CommScope Technologies
LLC ,
6.00%, 6/15/2025(b) 360,000 347,652
5.00%, 3/15/2027(b)(d) 195,000 175,637
CommScope, Inc. ,
6.00%, 3/1/2026(b) 80,000 82,000
8.25%, 3/1/2027(b)(d) 210,000 215,817
7.13%, 7/1/2028(b) 245,000 244,412
1,065,518
Construction & Engineering 0.1%
China Minmetals Corp. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.72%),
3.75%, 11/13/2022(e)(f) 844,000 850,287
Dianjian Haiyu Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 5.45%),
4.30%, 6/20/2024(e)(f) 250,000 252,500
IHS Netherlands Holdco BV ,
8.00%, 9/18/2027(b) 200,000 201,500
Mexico City Airport Trust ,
5.50%, 7/31/2047(b) 200,000 177,000
1,481,287
Consumer Finance 1.3%
Ally Financial, Inc. ,
8.00%, 11/1/2031 325,000 419,356
American Express Co. ,
3.70%, 11/5/2021 4,125,000 4,289,794
Avolon Holdings Funding Ltd. ,
3.25%, 2/15/2027(b) 6,305,000 5,092,712
Capital One Financial Corp. ,
Series E, (ICE LIBOR USD
3 Month + 3.80%), 4.15%,
9/01/2020(e)(f) 4,525,000 3,687,875
3.20%, 1/30/2023 2,295,000 2,417,023
Discover Financial Services ,
Series D, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.78%), 6.13%,
6/23/2025(e)(f) 655,000 671,833
Series C, (ICE LIBOR USD
3 Month + 3.08%), 5.50%,
10/30/2027(d)(e)(f) 3,050,000 2,743,044
Ford Motor Credit Co. LLC ,
3.34%, 3/18/2021 200,000 197,942
5.88%, 8/2/2021 230,000 232,231
3.81%, 10/12/2021(d) 205,000 203,012
5.13%, 6/16/2025 335,000 335,134
4.39%, 1/8/2026 185,000 176,153
5.11%, 5/3/2029(d) 295,000 286,690
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(b)(g) 290,000 194,300
Springleaf Finance Corp. ,
6.13%, 3/15/2024(d) 230,000 233,737
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Springleaf Finance Corp.,
8.88%, 6/1/2025 10,000 10,691
7.13%, 3/15/2026 70,000 72,449
21,263,976
Containers & Packaging 0.1%
ARD Finance SA ,
6.50%, 6/30/2027(b) 250,000 247,344
Ball Corp. ,
5.25%, 7/1/2025 170,000 185,937
Berry Global, Inc. ,
4.50%, 2/15/2026(b)(d) 110,000 108,369
5.63%, 7/15/2027(b)(d) 285,000 292,125
Crown Americas LLC ,
4.25%, 9/30/2026 140,000 143,150
Mauser Packaging Solutions
Holding Co. ,
5.50%, 4/15/2024(b) 120,000 117,863
7.25%, 4/15/2025(b)(d) 255,000 231,226
Trident TPI Holdings, Inc. ,
9.25%, 8/1/2024(b) 195,000 199,875
1,525,889
Distributors 0.1%
Core & Main LP ,
6.13%, 8/15/2025(b)(d) 60,000 59,799
Performance Food Group,
Inc. ,
6.88%, 5/1/2025(b)(d) 55,000 56,787
5.50%, 10/15/2027(b) 310,000 299,150
Resideo Funding, Inc. ,
6.13%, 11/1/2026(b)(d) 210,000 205,275
Univar Solutions USA, Inc. ,
5.13%, 12/1/2027(b) 485,000 490,636
1,111,647
Diversified Consumer Services 0.0%
†
frontdoor, Inc. ,
6.75%, 8/15/2026(b)(d) 260,000 276,250
Diversified Financial Services 0.1%
Charming Light Investments
Ltd. ,
Reg. S, 4.38%, 12/21/2027 400,000 449,360
Gazprom PJSC ,
5.15%, 2/11/2026(b) 391,000 433,939
Gtlk Europe Capital DAC ,
Reg. S, 4.95%, 2/18/2026 273,000 276,765
Reg. S, 4.65%, 3/10/2027 200,000 196,560
MDGH - GMTN BV ,
3.70%, 11/7/2049(b) 200,000 211,364
MPH Acquisition Holdings
LLC ,
7.13%, 6/1/2024(b)(d) 710,000 660,300
Power Finance Corp. Ltd. ,
3.95%, 4/23/2030(b) 200,000 189,334
2,417,622
Diversified Telecommunication Services 1.7%
Altice France Holding SA ,
6.00%, 2/15/2028(b) 230,000 217,207

58 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Altice France SA ,
7.38%, 5/1/2026(b) 610,000 636,108
8.13%, 2/1/2027(b)(d) 355,000 388,281
5.50%, 1/15/2028(b) 315,000 318,150
AT&T, Inc. ,
4.35%, 3/1/2029 3,030,000 3,532,851
4.90%, 8/15/2037 2,060,000 2,475,728
5.35%, 9/1/2040 2,434,000 3,060,046
3.50%, 6/1/2041 1,455,000 1,525,234
5.55%, 8/15/2041 3,805,000 4,909,270
4.35%, 6/15/2045 2,450,000 2,757,079
3.85%, 6/1/2060 4,265,000 4,548,085
CCO Holdings LLC ,
5.75%, 2/15/2026(b) 545,000 563,715
5.50%, 5/1/2026(b) 200,000 207,062
5.00%, 2/1/2028(b) 190,000 196,175
4.75%, 3/1/2030(b) 55,000 56,276
4.50%, 8/15/2030(b) 525,000 535,500
4.50%, 5/1/2032(b)(d) 280,000 283,500
Frontier Communications
Corp. ,
8.00%, 4/1/2027(b)(c) 945,000 958,362
Intelsat Jackson Holdings SA ,
8.00%, 2/15/2024(b)(c) 470,000 476,665
Level 3 Financing, Inc. ,
5.38%, 8/15/2022 46,000 46,041
5.38%, 1/15/2024 60,000 60,450
5.38%, 5/1/2025 150,000 153,188
4.63%, 9/15/2027(b) 450,000 453,375
Sprint Capital Corp. ,
6.88%, 11/15/2028 120,000 146,100
8.75%, 3/15/2032 295,000 422,219
28,926,667
Electric Utilities 2.0%
ABY Transmision Sur SA ,
6.88%, 4/30/2043(b) 194,960 251,011
Adani Electricity Mumbai Ltd. ,
3.95%, 2/12/2030(b) 200,000 185,809
Comision Federal de
Electricidad ,
Reg. S, 4.75%, 2/23/2027 200,000 210,000
Commonwealth Edison Co. ,
4.00%, 3/1/2049 5,440,000 6,747,784
Duke Energy Indiana LLC ,
Series YYY, 3.25%,
10/1/2049 3,750,000 4,143,633
Empresa de Transmision
Electrica SA ,
5.13%, 5/2/2049(b) 400,000 468,000
Eskom Holdings SOC Ltd. ,
Reg. S, 6.75%, 8/6/2023 200,000 189,200
7.13%, 2/11/2025(b) 200,000 185,100
Evergy, Inc. ,
2.45%, 9/15/2024 4,555,000 4,811,003
Interstate Power and Light
Co. ,
2.30%, 6/1/2030 1,835,000 1,869,594
Kentucky Utilities Co. ,
3.30%, 6/1/2050 2,400,000 2,555,829
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NextEra Energy Operating
Partners LP ,
4.50%, 9/15/2027(b)(d) 205,000 214,293
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 2,890,000 2,827,374
3.30%, 8/1/2040(d) 1,445,000 1,408,384
3.50%, 8/1/2050 4,340,000 4,194,523
Perusahaan Listrik Negara PT ,
Reg. S, 5.25%, 10/24/2042 200,000 226,000
Southwestern Public Service
Co. ,
Series 8, 3.15%, 5/1/2050 2,890,000 3,108,010
33,595,547
Electrical Equipment 0.0%
†
EnerSys ,
4.38%, 12/15/2027(b)(d) 385,000 381,150
Energy Equipment & Services 0.0%
†
Archrock Partners LP ,
6.25%, 4/1/2028(b) 155,000 141,050
Precision Drilling Corp. ,
7.75%, 12/15/2023 95,000 65,075
5.25%, 11/15/2024 105,000 70,141
USA Compression Partners
LP ,
6.88%, 4/1/2026 135,000 130,444
6.88%, 9/1/2027 85,000 81,600
488,310
Entertainment 0.5%
Cinemark USA, Inc. ,
5.13%, 12/15/2022(d) 80,000 70,600
4.88%, 6/1/2023 80,000 67,600
Live Nation Entertainment,
Inc. ,
4.88%, 11/1/2024(b)(d) 270,000 243,000
6.50%, 5/15/2027(b) 130,000 133,900
4.75%, 10/15/2027(b) 385,000 331,181
Netflix, Inc. ,
3.63%, 6/15/2025(b) 145,000 146,088
4.88%, 4/15/2028 190,000 203,161
5.88%, 11/15/2028 155,000 176,506
6.38%, 5/15/2029 310,000 359,600
5.38%, 11/15/2029(b) 245,000 268,324
Walt Disney Co. (The) ,
3.50%, 5/13/2040 2,890,000 3,156,393
4.70%, 3/23/2050 2,510,000 3,235,804
8,392,157
Equity Real Estate Investment Trusts (REITs) 0.9%
ESH Hospitality, Inc. ,
5.25%, 5/1/2025(b) 240,000 230,400
Essex Portfolio LP ,
2.65%, 3/15/2032 5,970,000 6,296,787
Iron Mountain, Inc. ,
4.88%, 9/15/2027(b) 285,000 277,644
5.25%, 3/15/2028(b) 785,000 781,075
5.00%, 7/15/2028(b) 70,000 68,579
4.88%, 9/15/2029(b) 110,000 106,975
5.25%, 7/15/2030(b) 140,000 137,900

NVIT Core Plus Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 59
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Iron Mountain, Inc.,
5.63%, 7/15/2032(b) 155,000 154,675
MGM Growth Properties
Operating Partnership LP ,
4.63%, 6/15/2025(b) 85,000 83,120
MPT Operating Partnership
LP ,
5.50%, 5/1/2024(d) 170,000 172,550
5.25%, 8/1/2026 100,000 103,750
Ryman Hospitality Properties,
Inc. ,
4.75%, 10/15/2027(b)(d) 120,000 106,800
Uniti Group LP ,
6.00%, 4/15/2023(b) 310,000 302,250
7.88%, 2/15/2025(b) 360,000 364,777
Ventas Realty LP ,
3.50%, 4/15/2024 6,255,000 6,507,992
VICI Properties LP ,
4.63%, 12/1/2029(b) 65,000 63,375
15,758,649
Food & Staples Retailing 1.4%
Cencosud SA ,
4.38%, 7/17/2027(b) 260,000 264,497
Reg. S, 4.38%, 7/17/2027 200,000 203,460
Sysco Corp. ,
5.95%, 4/1/2030 380,000 477,320
6.60%, 4/1/2040 30,000 40,456
Walmart, Inc. ,
3.40%, 6/26/2023 9,695,000 10,561,412
2.85%, 7/8/2024 10,930,000 11,894,560
4.05%, 6/29/2048 20,000 26,317
23,468,022
Food Products 0.8%
Kraft Heinz Foods Co. ,
3.88%, 5/15/2027(b) 110,000 114,949
3.75%, 4/1/2030(b)(d) 5,710,000 5,895,960
5.20%, 7/15/2045 215,000 233,161
4.88%, 10/1/2049(b) 5,620,000 5,722,933
Lamb Weston Holdings, Inc. ,
4.88%, 5/15/2028(b) 45,000 47,678
Post Holdings, Inc. ,
5.75%, 3/1/2027(b) 100,000 103,250
5.63%, 1/15/2028(b) 505,000 522,675
4.63%, 4/15/2030(b) 140,000 137,032
12,777,638
Health Care Equipment & Supplies 0.0%
†
Hologic, Inc. ,
4.38%, 10/15/2025(b) 185,000 186,811
4.63%, 2/1/2028(b) 85,000 88,188
Ortho-Clinical Diagnostics,
Inc. ,
7.38%, 6/1/2025(b) 80,000 81,400
7.25%, 2/1/2028(b)(d) 115,000 116,895
473,294
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services 1.3%
Acadia Healthcare Co., Inc. ,
5.50%, 7/1/2028(b) 210,000 210,525
Centene Corp. ,
4.75%, 1/15/2025 260,000 266,180
5.25%, 4/1/2025(b)(d) 140,000 144,154
4.25%, 12/15/2027 240,000 247,658
4.63%, 12/15/2029 440,000 464,200
Cigna Corp. ,
3.75%, 7/15/2023 9,859,000 10,701,806
2.40%, 3/15/2030 3,960,000 4,108,953
CVS Health Corp. ,
3.00%, 8/15/2026 3,120,000 3,414,663
DaVita, Inc. ,
4.63%, 6/1/2030(b) 110,000 109,472
Envision Healthcare Corp. ,
8.75%, 10/15/2026(b) 215,000 102,125
HCA, Inc. ,
7.69%, 6/15/2025 155,000 176,700
5.38%, 9/1/2026(d) 690,000 751,238
5.63%, 9/1/2028 145,000 161,856
5.88%, 2/1/2029(d) 280,000 316,845
3.50%, 9/1/2030 30,000 28,895
Polaris Intermediate Corp. ,
8.50%, 12/1/2022(b)(g) 120,000 105,600
Select Medical Corp. ,
6.25%, 8/15/2026(b) 90,000 90,986
Team Health Holdings, Inc. ,
6.38%, 2/1/2025(b) 210,000 121,800
Tenet Healthcare Corp. ,
8.13%, 4/1/2022 90,000 94,500
6.75%, 6/15/2023 220,000 218,350
4.63%, 6/15/2028(b)(d) 90,000 87,678
Vizient, Inc. ,
6.25%, 5/15/2027(b)(d) 135,000 141,413
West Street Merger Sub, Inc. ,
6.38%, 9/1/2025(b) 370,000 357,975
22,423,572
Hotels, Restaurants & Leisure 0.2%
1011778 BC ULC ,
4.25%, 5/15/2024(b) 340,000 340,602
5.75%, 4/15/2025(b) 35,000 36,750
5.00%, 10/15/2025(b) 730,000 725,700
Boyd Gaming Corp. ,
6.38%, 4/1/2026 100,000 95,000
6.00%, 8/15/2026 20,000 18,694
Carnival Corp. ,
11.50%, 4/1/2023(b) 135,000 146,475
Cedar Fair LP ,
5.50%, 5/1/2025(b) 105,000 105,525
5.38%, 4/15/2027 55,000 49,225
Churchill Downs, Inc. ,
5.50%, 4/1/2027(b)(d) 170,000 166,396
Hilton Worldwide Finance
LLC ,
4.63%, 4/1/2025(d) 310,000 303,090
Hyatt Hotels Corp. ,
5.38%, 4/23/2025 55,000 58,281
KFC Holding Co. ,
5.00%, 6/1/2024(b)(d) 355,000 361,656

60 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 45,000 48,886
4.63%, 6/15/2030 55,000 57,069
Royal Caribbean Cruises Ltd. ,
11.50%, 6/1/2025(b) 140,000 146,083
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(b)(d) 85,000 75,969
Six Flags Theme Parks, Inc. ,
7.00%, 7/1/2025(b) 100,000 103,375
Vail Resorts, Inc. ,
6.25%, 5/15/2025(b) 90,000 94,162
Wyndham Hotels & Resorts,
Inc. ,
5.38%, 4/15/2026(b) 35,000 33,688
Yum! Brands, Inc. ,
7.75%, 4/1/2025(b) 50,000 53,938
3,020,564
Household Durables 0.1%
CD&R Smokey Buyer, Inc. ,
6.75%, 7/15/2025(b) 30,000 31,191
Shea Homes LP ,
4.75%, 2/15/2028(b)(d) 115,000 109,250
Taylor Morrison Communities,
Inc. ,
5.88%, 6/15/2027(b) 170,000 176,076
5.75%, 1/15/2028(b) 465,000 478,950
Toll Brothers Finance Corp. ,
3.80%, 11/1/2029(d) 105,000 105,577
TRI Pointe Group, Inc. ,
5.25%, 6/1/2027 75,000 74,625
5.70%, 6/15/2028(d) 50,000 50,750
1,026,419
Household Products 0.0%
†
Energizer Holdings, Inc. ,
7.75%, 1/15/2027(b)(d) 10,000 10,663
4.75%, 6/15/2028(b) 165,000 161,860
Spectrum Brands, Inc. ,
5.50%, 7/15/2030(b) 70,000 70,087
242,610
Independent Power and Renewable Electricity Producers
0.1%
Calpine Corp. ,
5.50%, 2/1/2024 30,000 29,925
5.75%, 1/15/2025 305,000 307,986
4.50%, 2/15/2028(b) 415,000 404,625
5.13%, 3/15/2028(b) 250,000 245,000
Clearway Energy Operating
LLC ,
4.75%, 3/15/2028(b) 80,000 81,595
Talen Energy Supply LLC ,
10.50%, 1/15/2026(b) 235,000 185,650
7.25%, 5/15/2027(b) 200,000 199,000
6.63%, 1/15/2028(b)(d) 30,000 29,363
7.63%, 6/1/2028(b) 85,000 85,000
1,568,144
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates 0.7%
General Electric Co. ,
5.88%, 1/14/2038 4,605,000 5,197,611
4.25%, 5/1/2040 2,945,000 2,930,505
4.35%, 5/1/2050 4,420,000 4,371,400
12,499,516
Insurance 0.4%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(b) 305,000 303,969
AssuredPartners, Inc. ,
7.00%, 8/15/2025(b) 340,000 340,000
Berkshire Hathaway Finance
Corp. ,
4.20%, 8/15/2048 4,135,000 5,285,452
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(b) 165,000 169,846
HUB International Ltd. ,
7.00%, 5/1/2026(b) 715,000 713,499
6,812,766
Interactive Media & Services 0.1%
Match Group, Inc. ,
4.63%, 6/1/2028(b) 110,000 110,962
Rackspace Hosting, Inc. ,
8.63%, 11/15/2024(b) 760,000 763,800
Tencent Holdings Ltd. ,
3.24%, 6/3/2050(b) 216,000 216,476
1,091,238
IT Services 0.8%
Fiserv, Inc. ,
2.65%, 6/1/2030 6,025,000 6,383,909
4.40%, 7/1/2049(d) 3,632,000 4,420,448
International Business
Machines Corp. ,
3.30%, 5/15/2026 2,735,000 3,073,242
Presidio Holdings, Inc. ,
4.88%, 2/1/2027(b) 85,000 83,087
8.25%, 2/1/2028(b)(d) 255,000 255,000
Science Applications
International Corp. ,
4.88%, 4/1/2028(b) 65,000 64,614
14,280,300
Machinery 0.0%
†
Amsted Industries, Inc. ,
4.63%, 5/15/2030(b) 115,000 113,720
Hillenbrand, Inc. ,
5.75%, 6/15/2025 55,000 56,925
4.50%, 9/15/2026(c) 5,000 5,020
Meritor, Inc. ,
6.25%, 6/1/2025(b)(d) 50,000 50,500
Terex Corp. ,
5.63%, 2/1/2025(b)(d) 305,000 277,550
503,715
Media 2.1%
Charter Communications
Operating LLC ,
4.46%, 7/23/2022 3,975,000 4,239,708

NVIT Core Plus Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 61
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Charter Communications
Operating LLC,
2.80%, 4/1/2031 2,900,000 2,937,762
4.80%, 3/1/2050 1,760,000 1,948,007
3.70%, 4/1/2051 2,625,000 2,574,645
Comcast Corp. ,
2.35%, 1/15/2027 8,010,000 8,560,030
3.30%, 2/1/2027(d) 2,805,000 3,145,383
CSC Holdings LLC ,
7.75%, 7/15/2025(b) 290,000 301,629
10.88%, 10/15/2025(b) 266,000 285,950
5.50%, 5/15/2026(b) 245,000 251,461
5.50%, 4/15/2027(b) 415,000 431,807
7.50%, 4/1/2028(b) 220,000 240,075
6.50%, 2/1/2029(b) 200,000 218,750
5.75%, 1/15/2030(b) 200,000 208,300
DISH DBS Corp. ,
7.38%, 7/1/2028(b) 75,000 74,531
Dolya Holdco 18 DAC ,
5.00%, 7/15/2028(b) 200,000 197,440
Fox Corp. ,
5.58%, 1/25/2049(d) 5,325,000 7,409,565
Outfront Media Capital LLC ,
5.00%, 8/15/2027(b) 261,000 234,900
4.63%, 3/15/2030(b) 120,000 108,600
Sirius XM Radio, Inc. ,
3.88%, 8/1/2022(b) 45,000 45,343
4.63%, 5/15/2023(b) 120,000 120,660
4.63%, 7/15/2024(b) 225,000 230,625
5.38%, 7/15/2026(b) 65,000 67,128
5.00%, 8/1/2027(b) 130,000 132,869
5.50%, 7/1/2029(b) 760,000 799,991
4.13%, 7/1/2030(b) 195,000 192,847
34,958,006
Metals & Mining 0.2%
Arconic Corp. ,
6.13%, 2/15/2028(b) 55,000 54,986
Big River Steel LLC ,
7.25%, 9/1/2025(b)(d) 331,000 316,105
Chinalco Capital Holdings
Ltd. ,
Reg. S, 4.25%, 4/21/2022 200,000 201,460
Corp. Nacional del Cobre de
Chile ,
3.15%, 1/14/2030(b) 260,000 270,353
Reg. S, 5.63%, 9/21/2035 100,000 122,769
CSN Islands XI Corp. ,
6.75%, 1/28/2028(b) 219,000 187,519
CSN Resources SA ,
7.63%, 4/17/2026(b) 418,000 362,615
Freeport-McMoRan, Inc. ,
5.00%, 9/1/2027(d) 135,000 135,633
4.13%, 3/1/2028(d) 70,000 67,900
5.25%, 9/1/2029(d) 245,000 251,125
4.25%, 3/1/2030 70,000 67,900
5.40%, 11/14/2034 165,000 163,092
5.45%, 3/15/2043 90,000 88,200
Hudbay Minerals, Inc. ,
7.63%, 1/15/2025(b)(d) 266,000 252,700
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Minera Mexico SA de CV ,
4.50%, 1/26/2050(b) 200,000 199,500
Minmetals Bounteous Finance
BVI Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 5.21%),
3.38%, 9/03/2024(e)(f) 205,000 204,963
Nexa Resources SA ,
5.38%, 5/4/2027(b) 318,000 307,627
Novelis Corp. ,
5.88%, 9/30/2026(b) 35,000 34,956
4.75%, 1/30/2030(b) 240,000 229,200
3,518,603
Multi-Utilities 0.4%
Berkshire Hathaway Energy
Co. ,
4.25%, 10/15/2050(b) 1,190,000 1,498,550
Dominion Energy, Inc. ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.99%), 4.65%,
12/15/2024(e)(f) 1,035,000 1,013,581
4.25%, 6/1/2028 2,925,000 3,371,236
5,883,367
Oil, Gas & Consumable Fuels 6.4%
Abu Dhabi Crude Oil Pipeline
LLC ,
Reg. S, 4.60%, 11/2/2047 550,000 649,798
4.60%, 11/2/2047(b) 200,000 236,290
Antero Midstream Partners LP ,
5.38%, 9/15/2024 190,000 161,878
Apache Corp. ,
4.38%, 10/15/2028 115,000 101,552
Ascent Resources Utica
Holdings LLC ,
10.00%, 4/1/2022(b) 110,000 93,775
7.00%, 11/1/2026(b) 395,000 252,800
Buckeye Partners LP ,
4.15%, 7/1/2023 30,000 29,184
4.13%, 3/1/2025(b) 135,000 129,501
3.95%, 12/1/2026 335,000 315,670
4.13%, 12/1/2027 235,000 223,838
4.50%, 3/1/2028(b) 135,000 126,225
5.85%, 11/15/2043 120,000 104,136
Canadian Natural Resources
Ltd. ,
2.95%, 7/15/2030 4,340,000 4,326,933
Cheniere Corpus Christi
Holdings LLC ,
7.00%, 6/30/2024 240,000 273,057
Cheniere Energy Partners LP ,
5.25%, 10/1/2025 970,000 966,799
5.63%, 10/1/2026 80,000 79,600
4.50%, 10/1/2029(b) 665,000 644,219
Chevron Corp. ,
2.00%, 5/11/2027 2,885,000 3,020,913

62 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Chevron Corp.,
2.98%, 5/11/2040 2,885,000 3,088,836
Comstock Resources, Inc. ,
9.75%, 8/15/2026 205,000 191,675
9.75%, 8/15/2026 105,000 97,913
CrownRock LP ,
5.63%, 10/15/2025(b) 420,000 376,425
DCP Midstream Operating LP ,
3.88%, 3/15/2023 45,000 43,650
5.63%, 7/15/2027 190,000 191,188
(ICE LIBOR USD 3
Month + 3.85%), 5.85%,
5/21/2043(b)(d)(f) 205,000 143,500
5.60%, 4/1/2044(d) 355,000 284,000
Empresa Nacional del
Petroleo ,
Reg. S, 4.50%, 9/14/2047 200,000 209,605
Energy Transfer Operating LP ,
2.90%, 5/15/2025 3,005,000 3,070,011
Series B, (ICE LIBOR USD
3 Month + 4.16%), 6.63%,
2/15/2028(e)(f) 750,000 573,896
4.95%, 6/15/2028 4,070,000 4,370,751
3.75%, 5/15/2030 4,285,000 4,256,090
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 1,000,000 855,000
5.80%, 6/15/2038 2,655,000 2,705,708
6.25%, 4/15/2049 2,135,000 2,263,339
Energy Transfer Partners LP ,
4.50%, 11/1/2023 4,100,000 4,401,607
Enterprise Products Operating
LLC ,
4.25%, 2/15/2048 5,440,000 5,999,744
Series E, (ICE LIBOR USD
3 Month + 3.03%), 5.25%,
8/16/2077(f) 2,500,000 2,337,500
EQM Midstream Partners LP ,
4.75%, 7/15/2023 270,000 271,817
4.00%, 8/1/2024 90,000 85,256
6.00%, 7/1/2025(b) 100,000 101,292
4.13%, 12/1/2026 180,000 165,037
6.50%, 7/1/2027(b) 125,000 128,027
5.50%, 7/15/2028 360,000 342,900
Exxon Mobil Corp. ,
4.23%, 3/19/2040 5,620,000 6,749,956
4.33%, 3/19/2050 3,200,000 3,991,200
Genesis Energy LP ,
6.50%, 10/1/2025 115,000 98,325
6.25%, 5/15/2026 215,000 184,444
Global Partners LP ,
7.00%, 6/15/2023 35,000 33,644
7.00%, 8/1/2027(d) 120,000 111,000
Hilcorp Energy I LP ,
5.75%, 10/1/2025(b) 125,000 106,250
6.25%, 11/1/2028(b) 70,000 56,175
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
KazMunayGas National Co.
JSC ,
Reg. S, 5.38%, 4/24/2030 1,200,000 1,357,500
5.38%, 4/24/2030(b) 499,000 564,494
5.75%, 4/19/2047(b) 200,000 232,901
Reg. S, 5.75%, 4/19/2047 200,000 232,902
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 2,170,000 2,648,912
Magellan Midstream Partners
LP ,
3.25%, 6/1/2030 2,325,000 2,461,880
Marathon Oil Corp. ,
4.40%, 7/15/2027 1,750,000 1,721,762
Marathon Petroleum Corp. ,
4.70%, 5/1/2025 10,095,000 11,300,938
Matador Resources Co. ,
5.88%, 9/15/2026 315,000 233,100
MPLX LP ,
4.50%, 4/15/2038 6,740,000 6,741,270
MSU Energy SA ,
6.88%, 2/1/2025(b) 150,000 94,125
Occidental Petroleum Corp. ,
2.90%, 8/15/2024 1,080,000 922,838
Oil and Gas Holding Co.
BSCC (The) ,
Reg. S, 7.50%, 10/25/2027 630,000 674,302
Parsley Energy LLC ,
5.63%, 10/15/2027(b)(d) 190,000 187,150
PDC Energy, Inc. ,
5.75%, 5/15/2026 195,000 177,450
Petrobras Global Finance BV ,
Reg. S, 5.09%, 1/15/2030 31,000 30,876
6.90%, 3/19/2049 329,000 346,273
Petroleos de Venezuela SA ,
Reg. S, 6.00%,
5/16/2024(h) 322,820 7,748
Reg. S, 6.00%,
11/15/2026(h) 830,693 19,937
Reg. S, 5.38%,
4/12/2027(h) 789,800 18,955
Petroleos del Peru SA ,
4.75%, 6/19/2032(b) 200,000 222,000
4.75%, 6/19/2032(b) 200,000 222,000
Petroleos Mexicanos ,
5.35%, 2/12/2028 690,000 579,600
6.50%, 1/23/2029 52,000 45,357
6.84%, 1/23/2030(b) 83,000 73,061
Reg. S, 5.95%, 1/28/2031 295,000 243,419
5.95%, 1/28/2031(b) 140,000 115,521
6.75%, 9/21/2047 382,000 293,701
6.35%, 2/12/2048 474,000 352,016
7.69%, 1/23/2050(b) 116,000 96,804
6.95%, 1/28/2060(b) 131,000 100,705
Plains All American Pipeline
LP ,
3.55%, 12/15/2029 2,125,000 2,070,292
Range Resources Corp. ,
4.88%, 5/15/2025(d) 160,000 120,800
9.25%, 2/1/2026(b) 185,000 166,326

NVIT Core Plus Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 63
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Saudi Arabian Oil Co. ,
Reg. S, 4.25%, 4/16/2039 950,000 1,056,819
4.25%, 4/16/2039(b) 200,000 222,488
Sinopec Group Overseas
Development 2018 Ltd. ,
2.70%, 5/13/2030(b) 200,000 205,596
Southern Gas Corridor CJSC ,
Reg. S, 6.88%, 3/24/2026 2,000,000 2,299,712
6.88%, 3/24/2026(b) 206,000 236,870
State Oil Co. of the Azerbaijan
Republic ,
Reg. S, 4.75%, 3/13/2023 500,000 519,103
Summit Midstream Holdings
LLC ,
5.75%, 4/15/2025 305,000 170,800
Suncor Energy, Inc. ,
3.10%, 5/15/2025(d) 2,875,000 3,070,748
Tallgrass Energy Partners LP ,
4.75%, 10/1/2023(b) 60,000 55,200
5.50%, 9/15/2024(b) 85,000 76,761
6.00%, 3/1/2027(b) 140,000 124,250
5.50%, 1/15/2028(b) 85,000 73,525
Targa Resources Partners LP ,
4.25%, 11/15/2023 135,000 128,925
5.13%, 2/1/2025 125,000 120,313
5.38%, 2/1/2027(d) 33,000 31,845
5.50%, 3/1/2030(b)(d) 415,000 400,732
Transcanada Trust ,
Series 16-A, (ICE LIBOR
USD 3 Month + 4.64%),
5.87%, 8/15/2076(d)(f) 1,515,000 1,601,741
Western Midstream Operating
LP ,
3.10%, 2/1/2025(c) 250,000 236,875
4.05%, 2/1/2030(c) 310,000 298,403
Williams Cos., Inc. (The) ,
4.50%, 11/15/2023 2,000,000 2,191,905
WPX Energy, Inc. ,
5.75%, 6/1/2026 290,000 281,300
5.88%, 6/15/2028 60,000 57,657
107,760,412
Paper & Forest Products 0.0%
†
Suzano Austria GmbH ,
6.00%, 1/15/2029 200,000 215,752
Personal Products 0.0%
†
Edgewell Personal Care Co. ,
5.50%, 6/1/2028(b) 110,000 113,025
Pharmaceuticals 1.7%
AstraZeneca plc ,
2.38%, 6/12/2022 6,205,000 6,425,023
Bausch Health Americas, Inc. ,
8.50%, 1/31/2027(b) 145,000 153,881
Bausch Health Cos., Inc. ,
5.50%, 3/1/2023(b) 4,000 4,000
7.00%, 3/15/2024(b) 120,000 124,500
6.13%, 4/15/2025(b) 285,000 289,067
5.50%, 11/1/2025(b) 220,000 225,500
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Bausch Health Cos., Inc.,
5.75%, 8/15/2027(b)(d) 40,000 42,400
Mylan, Inc. ,
4.55%, 4/15/2028 5,310,000 6,100,839
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 1,478,000 1,477,197
3.03%, 7/9/2040 2,977,000 2,998,914
3.38%, 7/9/2060 1,478,000 1,475,786
Upjohn, Inc. ,
2.70%, 6/22/2030(b) 1,650,000 1,693,382
3.85%, 6/22/2040(b) 1,650,000 1,773,180
4.00%, 6/22/2050(b) 4,945,000 5,259,428
28,043,097
Professional Services 0.1%
ASGN, Inc. ,
4.63%, 5/15/2028(b) 845,000 825,244
Jaguar Holding Co. II ,
4.63%, 6/15/2025(b) 115,000 117,035
5.00%, 6/15/2028(b) 240,000 245,700
Korn Ferry ,
4.63%, 12/15/2027(b) 510,000 494,700
1,682,679
Real Estate Management & Development 0.0%
†
Realogy Group LLC ,
4.88%, 6/1/2023(b) 100,000 93,500
7.63%, 6/15/2025(b) 140,000 140,028
9.38%, 4/1/2027(b)(d) 215,000 200,509
434,037
Road & Rail 0.0%
†
AerCap Global Aviation Trust ,
(ICE LIBOR USD 3
Month + 4.30%), 6.50%,
6/15/2045(b)(f) 229,000 171,750
Avis Budget Car Rental LLC ,
5.25%, 3/15/2025(b) 150,000 120,000
5.75%, 7/15/2027(b) 100,000 76,551
Watco Cos. LLC ,
6.50%, 6/15/2027(b) 110,000 112,704
481,005
Semiconductors & Semiconductor Equipment 1.7%
Amkor Technology, Inc. ,
6.63%, 9/15/2027(b) 590,000 631,518
Broadcom, Inc. ,
2.25%, 11/15/2023(b) 3,055,000 3,156,463
4.70%, 4/15/2025(b) 2,125,000 2,394,396
3.15%, 11/15/2025(b) 3,055,000 3,251,505
5.00%, 4/15/2030(b) 4,850,000 5,574,458
4.30%, 11/15/2032(b) 4,585,000 5,030,563
Microchip Technology, Inc. ,
3.92%, 6/1/2021 7,425,000 7,569,705
4.25%, 9/1/2025(b) 170,000 171,082
27,779,690
Software 0.7%
Granite Merger Sub 2, Inc. ,
11.00%, 7/15/2027(b) 25,000 25,916

64 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Software
j2 Cloud Services LLC ,
6.00%, 7/15/2025(b) 475,000 483,312
Oracle Corp. ,
4.00%, 7/15/2046 2,570,000 3,036,770
3.60%, 4/1/2050 3,675,000 4,089,832
3.85%, 4/1/2060 3,380,000 3,956,199
Solera LLC ,
10.50%, 3/1/2024(b)(d) 420,000 427,350
SS&C Technologies, Inc. ,
5.50%, 9/30/2027(b) 495,000 502,247
12,521,626
Specialty Retail 0.1%
†
Penske Automotive Group,
Inc. ,
3.75%, 8/15/2020 220,000 219,934
5.75%, 10/1/2022(d) 65,000 65,000
5.50%, 5/15/2026(d) 100,000 99,750
Staples, Inc. ,
7.50%, 4/15/2026(b) 550,000 432,163
816,847
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc. ,
3.35%, 2/9/2027(d) 2,605,000 2,967,694
2.95%, 9/11/2049 4,550,000 4,963,276
Dell International LLC ,
4.42%, 6/15/2021(b) 10,510,000 10,803,748
5.45%, 6/15/2023(b) 5,000,000 5,469,061
5.85%, 7/15/2025(b) 120,000 137,904
6.02%, 6/15/2026(b) 1,845,000 2,115,247
6.10%, 7/15/2027(b) 145,000 167,512
6.20%, 7/15/2030(b) 385,000 451,425
Western Digital Corp. ,
4.75%, 2/15/2026 135,000 139,516
27,215,383
Textiles, Apparel & Luxury Goods 0.0%
†
Hanesbrands, Inc. ,
5.38%, 5/15/2025(b) 50,000 50,563
William Carter Co. (The) ,
5.63%, 3/15/2027(b) 385,000 396,550
447,113
Tobacco 0.5%
BAT Capital Corp. ,
5.28%, 4/2/2050 2,005,000 2,426,921
Philip Morris International,
Inc. ,
1.50%, 5/1/2025(d) 1,605,000 1,643,057
2.10%, 5/1/2030 3,865,000 3,982,474
8,052,452
Trading Companies & Distributors 0.1%
†
Beacon Roofing Supply, Inc. ,
4.88%, 11/1/2025(b) 630,000 562,275
United Rentals North America,
Inc. ,
5.50%, 5/15/2027 330,000 339,900
902,175
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services 1.0%
Sprint Corp. ,
7.13%, 6/15/2024 515,000 581,507
7.63%, 3/1/2026 205,000 241,976
T-Mobile USA, Inc. ,
2.05%, 2/15/2028(b) 3,060,000 3,061,438
3.88%, 4/15/2030(b) 5,370,000 5,976,595
2.55%, 2/15/2031(b) 3,065,000 3,075,789
4.38%, 4/15/2040(b) 3,050,000 3,527,996
16,465,301
Total Corporate Bonds
(cost $708,505,361)
748,718,208
Foreign Government Securities 2.7%
ANGOLA 0.1%
Republic of Angola ,
Reg. S, 8.25%, 5/9/2028 200,000 164,000
Reg. S, 8.00%, 11/26/2029 240,000 196,800
Reg. S, 9.38%, 5/8/2048 1,000,000 810,160
Reg. S, 9.13%, 11/26/2049 200,000 161,600
1,332,560
ARGENTINA 0.1%
Argentine Republic ,
8.28%, 12/31/2033(h) 1,780,588 787,910
3.75%, 12/31/2038(c)(h) 1,840,000 717,600
1,505,510
ARMENIA 0.0%
†
Republic of Armenia ,
Reg. S, 3.95%, 9/26/2029 200,000 192,930
BELARUS 0.0%
†
Republic of Belarus ,
Reg. S, 5.88%, 2/24/2026 200,000 193,640
Reg. S, 6.38%, 2/24/2031 200,000 192,758
386,398
BELIZE 0.0%
†
Belize Government Bond ,
Reg. S, 4.94%,
2/20/2034(c) 218,000 88,290
BERMUDA 0.1%
†
Bermuda Government Bond ,
Reg. S, 3.72%, 1/25/2027 200,000 212,000
Reg. S, 4.75%, 2/15/2029 472,000 531,472
743,472
BRAZIL 0.0%
†
Federative Republic of Brazil ,
3.88%, 6/12/2030 200,000 192,860
5.63%, 1/7/2041 220,000 228,250
State of Minas Gerais ,
Reg. S, 5.33%, 2/15/2028 320,000 322,003
743,113

NVIT Core Plus Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 65
Foreign Government Securities
Principal
Amount ($) Value ($)
CANADA 0.3%
Province of Alberta ,
1.00%, 5/20/2025 5,485,000 5,534,949
COLOMBIA 0.1%
Republic of Colombia ,
3.00%, 1/30/2030 208,000 206,026
7.38%, 9/18/2037 132,000 180,840
6.13%, 1/18/2041 290,000 362,065
5.00%, 6/15/2045 410,000 464,325
1,213,256
COSTA RICA 0.1%
Republic of Costa Rica ,
Reg. S, 6.13%, 2/19/2031 205,000 177,017
Reg. S, 7.16%, 3/12/2045 700,000 582,750
7.16%, 3/12/2045(b) 438,000 364,635
1,124,402
DOMINICAN REPUBLIC 0.1%
Dominican Republic
Government Bond ,
Reg. S, 6.00%, 7/19/2028 150,000 150,900
Reg. S, 7.45%, 4/30/2044 100,000 102,750
Reg. S, 6.85%, 1/27/2045 630,000 602,280
Reg. S, 6.40%, 6/5/2049 150,000 136,875
Reg. S, 5.88%, 1/30/2060 382,000 326,992
1,319,797
ECUADOR 0.0%
†
Republic of Ecuador ,
Reg. S, 7.78%,
1/23/2028(c)(h) 1,500,000 615,015
Reg. S, 9.50%,
3/27/2030(c) 200,000 85,000
700,015
EGYPT 0.1%
Arab Republic of Egypt ,
Reg. S, 7.60%, 3/1/2029 200,000 203,500
Reg. S, 7.05%, 1/15/2032 200,000 189,500
Reg. S, 7.63%, 5/29/2032 200,000 194,952
Reg. S, 8.50%, 1/31/2047 400,000 390,000
Reg. S, 7.90%, 2/21/2048 430,000 396,755
Reg. S, 8.70%, 3/1/2049 600,000 587,298
1,962,005
EL SALVADOR 0.0%
†
Republic of El Salvador ,
Reg. S, 7.75%, 1/24/2023 80,000 74,680
Reg. S, 8.63%, 2/28/2029 62,000 59,211
Reg. S, 7.12%, 1/20/2050 152,000 123,272
257,163
GABON 0.0%
†
Gabonese Republic ,
Reg. S, 6.63%, 2/6/2031 205,000 182,648
Foreign Government Securities
Principal
Amount ($) Value ($)
GHANA 0.1%
Republic of Ghana ,
Reg. S, 10.75%,
10/14/2030 530,000 634,675
Reg. S, 7.88%, 2/11/2035 200,000 181,000
Reg. S, 8.95%,
3/26/2051(d) 200,000 182,650
998,325
INDONESIA 0.1%
Republic of Indonesia ,Reg S
Reg. S, 8.50%, 10/12/2035 940,000 1,460,431
Reg. S, 7.75%, 1/17/2038 185,000 278,790
Reg. S, 5.25%, 1/17/2042 440,000 544,623
2,283,844
ISRAEL 0.0%
†
State of Israel Government
Bond ,
3.38%, 1/15/2050 200,000 219,084
3.88%, 7/3/2050 200,000 237,272
456,356
IVORY COAST 0.2%
Republic of Cote d'Ivoire ,
Reg. S, 5.75%,
12/31/2032(c)(d) 2,565,000 2,517,681
KENYA 0.0%
†
Republic of Kenya ,
Reg. S, 8.00%, 5/22/2032 400,000 394,000
394,000
LEBANON 0.0%
†
Lebanese Republic ,
Reg. S, 6.60%,
11/27/2026(h) 595,000 100,555
Reg. S, 6.65%,
2/26/2030(h) 46,000 7,684
8.25%, 5/17/2034 742,000 118,720
226,959
MEXICO 0.3%
United Mexican States ,
4.75%, 4/27/2032(d) 3,615,000 3,985,537
5.00%, 4/27/2051 200,000 215,500
5.75%, 10/12/2110 582,000 646,020
4,847,057
MONGOLIA 0.1%
State of Mongolia ,
Reg. S, 10.88%, 4/6/2021 200,000 207,500
Reg. S, 8.75%, 3/9/2024 650,000 695,475
902,975
NIGERIA 0.0%
†
Federal Republic of Nigeria ,
5.63%, 6/27/2022 200,000 202,250
Reg. S, 7.63%, 11/21/2025 400,000 407,580
609,830

66 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
OMAN 0.0%
†
Sultanate of Oman
Government Bond ,
Reg. S, 6.50%, 3/8/2047 200,000 172,540
Reg. S, 6.75%, 1/17/2048 249,000 214,762
387,302
PANAMA 0.0%
†
Republic of Panama ,
8.88%, 9/30/2027 400,000 568,004
PARAGUAY 0.1%
Republic of Paraguay ,
Reg. S, 4.95%, 4/28/2031 535,000 596,525
Reg. S, 6.10%, 8/11/2044 200,000 246,000
842,525
QATAR 0.1%
State of Qatar ,
Reg. S, 4.00%, 3/14/2029 209,000 240,326
Reg. S, 3.75%, 4/16/2030 230,000 261,899
Reg. S, 4.82%, 3/14/2049 1,000,000 1,314,230
1,816,455
ROMANIA 0.0%
†
Romania Government Bond ,
Reg. S, 5.13%, 6/15/2048 290,000 342,200
RUSSIA 0.1%
Russian Federation ,
Reg. S, 4.25%, 6/23/2027 1,400,000 1,564,500
Reg. S, 4.38%,
3/21/2029(d) 600,000 681,750
Reg. S, 7.50%,
3/31/2030(c)(d) 11,449 13,168
2,259,418
SENEGAL 0.0%
†
Republic of Senegal ,
Reg. S, 6.75%, 3/13/2048 400,000 385,900
SOUTH AFRICA 0.1%
Republic of South Africa ,
4.67%, 1/17/2024 100,000 101,900
4.85%, 9/30/2029 200,000 189,088
5.88%, 6/22/2030(d) 320,000 324,931
5.75%, 9/30/2049 200,000 173,524
789,443
SRI LANKA 0.1%
Democratic Socialist Republic
of Sri Lanka ,
Reg. S, 5.88%, 7/25/2022 267,000 205,590
Reg. S, 6.85%, 11/3/2025 617,000 410,321
Reg. S, 6.20%, 5/11/2027 200,000 129,511
Reg. S, 6.75%, 4/18/2028 1,207,000 781,607
Reg. S, 7.85%, 3/14/2029 400,000 260,527
1,787,556
Foreign Government Securities
Principal
Amount ($) Value ($)
TURKEY 0.1%
Republic of Turkey ,
6.25%, 9/26/2022 200,000 202,472
7.25%, 12/23/2023 450,000 467,732
5.60%, 11/14/2024 224,000 220,080
6.00%, 3/25/2027 520,000 506,960
Turkiye Ihracat Kredi Bankasi
A/S ,
Reg. S, 5.38%, 2/8/2021 200,000 200,720
5.38%, 10/24/2023(b) 200,000 192,900
8.25%, 1/24/2024(b) 200,000 208,309
1,999,173
UKRAINE 0.2%
Ukraine Government Bond ,
Reg. S, 7.75%, 9/1/2025 730,000 760,739
Reg. S, 7.75%, 9/1/2026 460,000 478,588
Reg. S, 7.75%, 9/1/2027 410,000 425,375
Reg. S, 9.75%, 11/1/2028 1,200,000 1,366,651
0.00%, 5/31/2040(a)(b) 228,000 209,760
Ukreximbank ,
9.63%, 4/27/2022(b) 80,000 81,096
3,322,209
URUGUAY 0.0%
†
Oriental Republic of Uruguay ,
4.38%, 1/23/2031 44,000 51,426
5.10%, 6/18/2050 216,000 278,642
330,068
UZBEKISTAN 0.1%
Republic of Uzbekistan ,
Reg. S, 4.75%, 2/20/2024 200,000 210,500
Reg. S, 5.38%, 2/20/2029 600,000 654,252
864,752
VENEZUELA, BOLIVARIAN REPUBLIC OF
0.0%
†
Bolivarian Republic of
Venezuela ,
Reg. S, 8.25%,
10/13/2024(h) 542,900 31,217
Total Foreign Government Securities
(cost $48,918,978)
46,249,757
Mortgage-Backed Securities 31.7%
FHLMC Gold Pool
Pool# G13072
5.00%, 4/1/2023 1,494 1,571
Pool# G13122
5.00%, 4/1/2023 639 672
Pool# G13225
5.00%, 6/1/2023 14,287 15,024
Pool# J08443
5.00%, 7/1/2023 6,197 6,514
Pool# A24611
4.50%, 6/1/2034 1,846 1,997

NVIT Core Plus Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 67
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08084
4.50%, 10/1/2035 19,113 20,894
Pool# G02976
5.50%, 6/1/2037 11,866 13,633
Pool# G08204
5.50%, 6/1/2037 1,964 2,248
Pool# G03432
5.50%, 11/1/2037 14,881 17,094
Pool# A68546
5.50%, 11/1/2037 9,299 10,624
Pool# G03927
5.50%, 1/1/2038 3,727 4,281
Pool# G03964
5.50%, 2/1/2038 22,740 26,041
Pool# A75432
5.50%, 3/1/2038 60,807 66,865
Pool# G08256
5.50%, 3/1/2038 2,963 3,394
Pool# A76483
5.50%, 4/1/2038 67,822 77,575
Pool# G08263
5.50%, 4/1/2038 3,623 4,153
Pool# A77057
5.50%, 5/1/2038 2,809 3,214
Pool# G04359
5.50%, 6/1/2038 76,839 88,068
Pool# A78624
5.50%, 6/1/2038 38,129 43,648
Pool# G04458
5.50%, 6/1/2038 19,365 22,186
Pool# A77648
5.50%, 6/1/2038 1,496 1,645
Pool# A79018
5.50%, 7/1/2038 21,483 24,421
Pool# G04471
5.50%, 7/1/2038 21,010 24,061
Pool# A82609
5.50%, 9/1/2038 13,849 15,228
Pool# A82093
5.50%, 9/1/2038 9,439 10,427
Pool# A81743
5.50%, 9/1/2038 2,114 2,324
Pool# G04847
5.50%, 10/1/2038 27,699 31,760
Pool# G05979
5.50%, 10/1/2038 5,950 6,818
Pool# A82703
5.50%, 10/1/2038 3,169 3,502
Pool# A82656
5.50%, 10/1/2038 2,142 2,446
Pool# A82787
5.50%, 11/1/2038 380,750 435,110
Pool# A82757
5.50%, 11/1/2038 88,309 97,298
Pool# A83032
5.50%, 11/1/2038 4,371 4,806
Pool# A83071
5.50%, 11/1/2038 2,164 2,379
Pool# A83066
5.50%, 11/1/2038 773 883
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G05337
5.50%, 12/1/2038 95,878 109,209
Pool# A83596
5.50%, 12/1/2038 21,605 23,758
Pool# G08314
5.50%, 1/1/2039 11,246 12,845
Pool# G08331
4.50%, 2/1/2039 2,420 2,687
Pool# A84417
5.50%, 2/1/2039 17,457 19,208
Pool# G05300
5.50%, 2/1/2039 3,591 4,107
Pool# A84655
4.50%, 3/1/2039 161,938 179,747
Pool# G05841
5.50%, 4/1/2039 5,368 6,150
Pool# A86968
4.50%, 6/1/2039 11,442 12,710
Pool# G05472
4.50%, 6/1/2039 4,357 4,824
Pool# A89385
4.50%, 10/1/2039 5,630 6,262
Pool# G05684
5.50%, 10/1/2039 47,447 54,354
Pool# V80890
5.50%, 12/1/2039 193,056 221,416
Pool# G05923
5.50%, 2/1/2040 28,714 32,889
Pool# G06031
5.50%, 3/1/2040 10,258 11,754
Pool# G05849
4.50%, 5/1/2040 319,860 355,755
Pool# A92764
5.50%, 6/1/2040 25,151 28,374
Pool# C03486
4.50%, 7/1/2040 3,633 4,037
Pool# G06412
5.50%, 7/1/2040 535,084 612,754
Pool# C03531
4.00%, 10/1/2040 675,465 740,516
Pool# A94833
4.00%, 11/1/2040 2,184,023 2,425,526
Pool# A95230
4.00%, 12/1/2040 806,700 890,145
Pool# A96634
4.50%, 2/1/2041 116,734 128,074
Pool# G08443
4.50%, 4/1/2041 457,162 508,119
Pool# A97942
4.50%, 4/1/2041 137,290 152,649
Pool# Q00876
4.50%, 5/1/2041 641,604 714,040
Pool# Q01198
5.50%, 6/1/2041 28,936 31,868
Pool# G06956
4.50%, 8/1/2041 573,708 637,548
Pool# Z40047
4.00%, 10/1/2041 171,710 188,258
Pool# Q06344
4.00%, 2/1/2042 1,700,683 1,868,517

68 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08479
3.50%, 3/1/2042 272,757 295,064
Pool# C03795
3.50%, 4/1/2042 959,965 1,038,240
Pool# Q08997
3.50%, 6/1/2042 543,769 591,403
Pool# Q09004
3.50%, 6/1/2042 402,919 435,970
Pool# C04008
4.00%, 6/1/2042 523,196 570,861
Pool# C09004
3.50%, 7/1/2042 625,794 677,931
Pool# G08500
3.50%, 7/1/2042 364,141 394,043
Pool# G07083
4.00%, 7/1/2042 269,157 296,349
Pool# Z40054
4.00%, 7/1/2042 230,109 252,420
Pool# Q09896
3.50%, 8/1/2042 323,355 349,904
Pool# Q11348
3.50%, 9/1/2042 1,183,336 1,281,407
Pool# Q11095
3.50%, 9/1/2042 274,398 297,137
Pool# Q12143
3.50%, 10/1/2042 187,885 203,455
Pool# G07155
4.00%, 10/1/2042 426,834 469,019
Pool# Q13765
4.00%, 12/1/2042 250,992 279,786
Pool# Q17389
3.50%, 4/1/2043 738,493 807,848
Pool# Q16893
3.50%, 4/1/2043 318,256 348,146
Pool# Q18305
3.50%, 5/1/2043 218,784 236,850
Pool# Q19476
3.50%, 6/1/2043 298,426 323,118
Pool# Q19480
4.00%, 6/1/2043 1,361,677 1,485,449
Pool# G07459
3.50%, 8/1/2043 684,342 740,717
Pool# G08541
3.50%, 8/1/2043 602,747 651,700
Pool# Q20857
3.50%, 8/1/2043 481,201 531,246
Pool# Q20860
3.50%, 8/1/2043 214,491 231,993
Pool# V80509
4.00%, 10/1/2043 258,730 284,041
Pool# G08558
4.00%, 11/1/2043 116,131 127,479
Pool# G08559
4.50%, 11/1/2043 656,250 730,689
Pool# G08582
4.00%, 4/1/2044 174,523 190,900
Pool# G08583
4.50%, 4/1/2044 241,698 268,326
Pool# Q26367
4.00%, 5/1/2044 122,708 134,700
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08596
4.50%, 7/1/2044 742,485 820,472
Pool# G07943
4.50%, 8/1/2044 6,687 7,442
Pool# Q29697
3.50%, 11/1/2044 880,729 956,922
Pool# Q45219
3.50%, 1/1/2045 982,635 1,053,820
Pool# G07961
3.50%, 3/1/2045 650,027 706,350
Pool# G08633
4.00%, 3/1/2045 1,903,129 2,065,807
Pool# Q32070
4.00%, 3/1/2045 577,970 629,259
Pool# G08636
3.50%, 4/1/2045 1,829,601 1,956,291
Pool# Q35164
4.00%, 5/1/2045 631,478 693,555
Pool# Q33869
4.00%, 6/1/2045 402,910 436,797
Pool# G08659
3.50%, 8/1/2045 1,768,414 1,889,588
Pool# V81992
4.00%, 10/1/2045 1,548,738 1,672,948
Pool# Q36814
4.00%, 10/1/2045 1,040,204 1,115,993
Pool# G08672
4.00%, 10/1/2045 794,245 855,954
Pool# G08676
3.50%, 11/1/2045 1,506,816 1,611,348
Pool# G08681
3.50%, 12/1/2045 658,977 702,853
Pool# Q38473
4.00%, 1/1/2046 1,177,603 1,274,130
Pool# Q38470
4.00%, 1/1/2046 550,722 590,830
Pool# V82196
4.50%, 1/1/2046 247,436 271,918
Pool# Q39644
3.50%, 3/1/2046 2,991,632 3,196,853
Pool# G08693
3.50%, 3/1/2046 838,575 895,407
Pool# Q39438
4.00%, 3/1/2046 949,765 1,023,833
Pool# G08699
4.00%, 3/1/2046 891,819 962,340
Pool# G08700
4.50%, 3/1/2046 321,506 350,184
Pool# G08702
3.50%, 4/1/2046 1,223,944 1,306,011
Pool# Q40718
3.50%, 5/1/2046 1,069,357 1,143,025
Pool# Q40375
3.50%, 5/1/2046 493,686 526,899
Pool# G08706
3.50%, 5/1/2046 434,799 463,647
Pool# G08708
4.50%, 5/1/2046 83,581 90,911
Pool# Q40728
4.50%, 5/1/2046 11,345 12,216

NVIT Core Plus Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 69
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q45458
4.00%, 8/1/2046 1,849,128 1,999,840
Pool# G08735
4.50%, 10/1/2046 254,408 276,173
Pool# G08744
4.50%, 12/1/2046 912,669 994,084
Pool# Q46279
3.50%, 2/1/2047 1,764,838 1,865,794
Pool# Q46251
4.00%, 2/1/2047 743,875 795,913
Pool# G08753
4.50%, 2/1/2047 247,209 268,652
Pool# G08762
4.00%, 5/1/2047 2,373,772 2,533,035
Pool# V83204
4.50%, 5/1/2047 581,674 625,158
Pool# G08767
4.00%, 6/1/2047 2,609,671 2,783,375
Pool# G08770
3.50%, 7/1/2047 873,697 924,238
Pool# G08772
4.50%, 7/1/2047 23,011 24,718
Pool# Q50035
3.50%, 8/1/2047 1,940,143 2,054,425
Pool# G08774
3.50%, 8/1/2047 1,000,669 1,056,268
Pool# G08775
4.00%, 8/1/2047 2,286,784 2,436,510
Pool# G61228
4.00%, 8/1/2047 1,676,696 1,807,414
Pool# G08779
3.50%, 9/1/2047 1,425,439 1,504,033
Pool# Q51268
3.50%, 10/1/2047 2,274,457 2,405,990
Pool# G08785
4.00%, 10/1/2047 2,496,038 2,656,087
Pool# G61631
3.50%, 11/1/2047 3,203,350 3,412,410
Pool# Q52319
3.50%, 11/1/2047 1,571,237 1,659,398
Pool# G61467
4.00%, 11/1/2047 2,332,215 2,478,938
Pool# G08789
4.00%, 11/1/2047 1,587,348 1,692,452
Pool# G61281
3.50%, 1/1/2048 2,066,459 2,203,004
Pool# Q53535
3.50%, 1/1/2048 920,142 974,685
Pool# Q54463
4.00%, 2/1/2048 1,369,855 1,465,494
Pool# G67710
3.50%, 3/1/2048 2,131,861 2,289,555
Pool# V84282
4.50%, 6/1/2048 65,627 70,643
FHLMC UMBS Pool
Pool# ZA6388
4.50%, 2/1/2049 4,315,233 4,635,237
Pool# QA0192
Pool# QA1790
3.00%, 8/1/2049 1,232,375 1,298,829
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8024
3.00%, 11/1/2049 2,877,655 3,032,828
Pool# SD8030
3.00%, 12/1/2049 4,551,085 4,796,495
Pool# QA7325
3.00%, 2/1/2050 3,228,493 3,412,113
Pool# SD8044
3.00%, 2/1/2050 2,410,397 2,540,373
Pool# QB0098
2.50%, 6/1/2050 1,696,999 1,769,292
Pool# RA2480
2.50%, 7/1/2050 1,700,000 1,773,760
Pool# RA2970
2.50%, 7/1/2050 1,700,000 1,773,760
FNMA UMBS Pool
Pool# 995048
5.50%, 5/1/2038 37,599 43,159
Pool# 970232
5.50%, 5/1/2038 3,193 3,564
Pool# 969268
5.50%, 5/1/2038 1,803 1,983
Pool# 985559
5.50%, 6/1/2038 18,516 21,145
Pool# 985731
5.50%, 6/1/2038 8,229 9,406
Pool# 929714
5.50%, 7/1/2038 131,201 149,932
Pool# 934333
5.50%, 7/1/2038 37,311 42,668
Pool# 963975
5.50%, 7/1/2038 23,968 27,240
Pool# 986999
5.50%, 7/1/2038 14,945 16,565
Pool# 929737
5.50%, 7/1/2038 841 962
Pool# 889962
5.50%, 8/1/2038 89,753 102,528
Pool# 929824
5.50%, 8/1/2038 16,530 18,881
Pool# 986062
5.50%, 8/1/2038 3,399 3,884
Pool# 970650
5.50%, 10/1/2038 29,558 33,794
Pool# 995759
5.50%, 11/1/2038 155,598 178,452
Pool# 994637
5.50%, 11/1/2038 107,553 122,595
Pool# 985805
5.50%, 11/1/2038 50,045 57,331
Pool# 987994
5.50%, 11/1/2038 13,315 14,635
Pool# 970809
5.50%, 11/1/2038 8,856 10,086
Pool# 930253
5.50%, 12/1/2038 40,674 46,494
Pool# 970929
5.50%, 12/1/2038 25,114 28,521
Pool# 991434
5.50%, 12/1/2038 13,001 14,872

70 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 992944
5.50%, 12/1/2038 11,004 12,112
Pool# 992676
5.50%, 12/1/2038 10,118 11,121
Pool# 993055
5.50%, 12/1/2038 9,464 10,408
Pool# 934249
5.50%, 12/1/2038 7,630 8,704
Pool# 993100
5.50%, 1/1/2039 10,376 11,856
Pool# AA0187
5.50%, 1/1/2039 8,381 9,212
Pool# AA0729
5.50%, 2/1/2039 130,675 146,792
Pool# AA1638
5.50%, 2/1/2039 11,301 12,421
Pool# 935063
5.50%, 4/1/2039 36,708 40,754
Pool# AC0017
5.50%, 9/1/2039 8,005 8,988
Pool# 190399
5.50%, 11/1/2039 4,340 4,973
Pool# MA0389
5.50%, 4/1/2040 19,817 22,594
Pool# 190404
4.50%, 5/1/2040 75,644 84,183
Pool# AL0015
5.50%, 5/1/2040 255,664 292,716
Pool# AB1316
5.50%, 5/1/2040 29,321 32,228
Pool# AB1389
4.50%, 8/1/2040 371,574 412,983
Pool# AE0691
4.50%, 10/1/2040 50,609 56,330
Pool# AH3952
4.00%, 1/1/2041 2,258,779 2,479,371
Pool# AH1560
4.00%, 1/1/2041 287,631 315,838
Pool# AE0725
4.50%, 1/1/2041 76,169 84,785
Pool# AL0791
4.00%, 2/1/2041 378,875 418,299
Pool# AE0984
4.50%, 2/1/2041 15,028 16,728
Pool# AH9471
4.50%, 4/1/2041 466,622 513,220
Pool# AH4038
4.50%, 4/1/2041 418,184 465,548
Pool# AI0213
4.50%, 4/1/2041 128,078 140,501
Pool# AI1193
4.50%, 4/1/2041 61,991 68,947
Pool# AI2468
4.50%, 5/1/2041 583,317 649,285
Pool# AI4211
4.50%, 6/1/2041 266,485 291,973
Pool# AI3506
4.50%, 6/1/2041 22,185 24,699
Pool# AI8194
4.50%, 8/1/2041 385,929 429,391
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AB3505
4.00%, 9/1/2041 1,192,030 1,316,514
Pool# AJ1414
4.50%, 9/1/2041 175,444 194,623
Pool# FM0040
3.00%, 10/1/2041 1,976,847 2,117,630
Pool# AL1319
4.50%, 10/1/2041 95,024 105,380
Pool# AJ5269
4.00%, 11/1/2041 1,793,117 1,967,065
Pool# AJ9278
3.50%, 12/1/2041 611,845 661,673
Pool# AB4102
3.50%, 12/1/2041 227,705 246,035
Pool# AX5302
4.00%, 1/1/2042 514,063 564,084
Pool# AL4300
4.50%, 1/1/2042 240,090 267,124
Pool# AK2818
4.50%, 1/1/2042 176,972 196,967
Pool# AK2415
4.00%, 2/1/2042 567,262 622,908
Pool# AK4520
4.00%, 3/1/2042 265,354 291,418
Pool# AK6743
4.00%, 3/1/2042 103,235 113,353
Pool# AK6568
3.50%, 4/1/2042 976,606 1,055,025
Pool# AK6846
3.50%, 4/1/2042 618,629 669,319
Pool# AK9393
3.50%, 4/1/2042 555,208 600,704
Pool# AL4029
4.50%, 4/1/2042 235,809 262,431
Pool# AP7363
4.00%, 10/1/2042 2,047,425 2,241,611
Pool# AL3714
3.50%, 1/1/2043 922,947 995,850
Pool# AQ9328
3.50%, 1/1/2043 167,804 182,436
Pool# AB9046
3.50%, 4/1/2043 1,037,512 1,134,579
Pool# AT2021
3.50%, 4/1/2043 797,312 866,969
Pool# AT1001
3.50%, 4/1/2043 513,576 563,832
Pool# AB9374
3.50%, 5/1/2043 502,183 549,170
Pool# AT7207
3.50%, 6/1/2043 1,362,266 1,472,641
Pool# AB9864
3.50%, 7/1/2043 374,784 409,849
Pool# AS0212
3.50%, 8/1/2043 1,639,911 1,782,863
Pool# AS0210
3.50%, 8/1/2043 1,087,413 1,189,160
Pool# AU0949
3.50%, 8/1/2043 829,798 921,643
Pool# AU3742
3.50%, 8/1/2043 631,802 687,049

NVIT Core Plus Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 71
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS0225
4.00%, 8/1/2043 1,932,117 2,106,691
Pool# AU6857
4.00%, 9/1/2043 652,469 714,200
Pool# AS0531
4.00%, 9/1/2043 461,018 509,366
Pool# AS0358
4.00%, 9/1/2043 344,960 380,659
Pool# MA1600
3.50%, 10/1/2043 1,042,313 1,126,882
Pool# AS0657
4.00%, 10/1/2043 576,233 632,851
Pool# AU4386
4.00%, 10/1/2043 243,918 267,887
Pool# AU6939
4.50%, 10/1/2043 169,255 188,383
Pool# AU9522
4.50%, 10/1/2043 107,208 117,457
Pool# AU5057
4.00%, 11/1/2043 519,137 570,118
Pool# AS1042
4.00%, 11/1/2043 168,101 184,528
Pool# AV0691
4.00%, 12/1/2043 196,083 216,909
Pool# AV0664
4.50%, 12/1/2043 759,729 845,589
Pool# AS1559
4.00%, 1/1/2044 1,126,123 1,240,916
Pool# AS1764
4.00%, 2/1/2044 252,967 278,266
Pool# AW1847
4.50%, 4/1/2044 66,644 72,641
Pool# AS2322
4.50%, 4/1/2044 20,255 22,543
Pool# AS2276
4.50%, 4/1/2044 12,460 13,858
Pool# MA1926
4.50%, 6/1/2044 487,957 537,931
Pool# AW2478
4.50%, 6/1/2044 273,300 298,863
Pool# AW9189
4.50%, 7/1/2044 226,633 244,939
Pool# AL6223
4.50%, 8/1/2044 1,930,415 2,148,436
Pool# AX2491
4.00%, 10/1/2044 509,756 553,999
Pool# AS3656
4.50%, 10/1/2044 32,026 34,847
Pool# AL6432
4.00%, 1/1/2045 1,327,986 1,444,178
Pool# MA2145
4.00%, 1/1/2045 719,923 782,099
Pool# AL6520
4.00%, 2/1/2045 2,889,818 3,118,017
Pool# AZ1897
3.50%, 5/1/2045 632,801 678,350
Pool# AS5175
3.50%, 6/1/2045 1,184,553 1,287,601
Pool# AL9578
4.00%, 6/1/2045 845,849 928,158
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AZ0862
3.50%, 7/1/2045 780,346 835,538
Pool# AZ7108
3.50%, 7/1/2045 270,823 287,974
Pool# AZ0869
4.00%, 7/1/2045 735,942 790,141
Pool# MA2415
4.00%, 10/1/2045 985,480 1,066,667
Pool# CA2929
3.50%, 12/1/2045 2,118,152 2,272,229
Pool# AS6400
4.00%, 12/1/2045 675,807 724,224
Pool# AS6464
3.50%, 1/1/2046 1,020,947 1,109,775
Pool# BA4782
4.00%, 1/1/2046 1,537,416 1,704,989
Pool# BC4114
3.50%, 2/1/2046 2,304,599 2,449,608
Pool# BC1105
3.50%, 2/1/2046 1,169,014 1,248,028
Pool# BC0300
3.50%, 3/1/2046 237,953 253,579
Pool# BC2495
4.00%, 3/1/2046 3,085,757 3,457,357
Pool# AS6795
4.00%, 3/1/2046 996,581 1,065,003
Pool# FM1370
3.00%, 4/1/2046 3,609,102 3,823,381
Pool# BC0793
3.50%, 4/1/2046 2,600,164 2,782,204
Pool# AS7248
4.00%, 5/1/2046 687,645 740,793
Pool# AS7401
4.00%, 6/1/2046 1,490,530 1,601,477
Pool# AS7580
3.00%, 7/1/2046 2,532,349 2,681,188
Pool# AS7558
4.00%, 7/1/2046 805,269 861,411
Pool# AS7801
3.50%, 8/1/2046 604,604 643,252
Pool# MA2737
3.00%, 9/1/2046 2,308,852 2,443,925
Pool# MA2771
3.00%, 10/1/2046 2,239,562 2,372,820
Pool# AS8056
3.00%, 10/1/2046 1,454,451 1,539,598
Pool# BM3932
3.50%, 10/1/2046 1,713,755 1,826,567
Pool# AS8143
4.00%, 10/1/2046 1,410,490 1,516,196
Pool# AS8144
4.00%, 10/1/2046 568,154 610,654
Pool# AS8157
4.50%, 10/1/2046 126,025 137,215
Pool# AS8269
3.00%, 11/1/2046 1,859,657 1,968,242
Pool# BM3803
3.50%, 11/1/2046 1,194,129 1,278,242
Pool# BE5067
3.50%, 11/1/2046 902,950 966,811

72 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA2836
4.50%, 12/1/2046 513,556 559,159
Pool# AS8659
4.00%, 1/1/2047 1,982,613 2,122,553
Pool# AS8661
4.00%, 1/1/2047 1,281,085 1,367,367
Pool# AS8699
4.00%, 1/1/2047 488,313 522,059
Pool# MA2872
4.50%, 1/1/2047 477,584 519,654
Pool# BE5475
3.50%, 2/1/2047 1,496,060 1,584,669
Pool# BM3688
3.50%, 2/1/2047 1,181,072 1,261,091
Pool# AS8807
3.50%, 2/1/2047 169,207 179,082
Pool# FM1000
3.00%, 4/1/2047 6,085,918 6,439,625
Pool# MA2959
3.50%, 4/1/2047 3,333,895 3,532,336
Pool# BM5784
3.50%, 5/1/2047 2,539,412 2,704,706
Pool# BM5347
3.50%, 5/1/2047 817,964 870,682
Pool# BM5348
3.50%, 5/1/2047 627,824 667,427
Pool# BE3619
4.00%, 5/1/2047 2,972,834 3,169,607
Pool# MA2995
4.00%, 5/1/2047 275,585 294,338
Pool# AS9829
3.50%, 6/1/2047 1,057,890 1,116,991
Pool# AS9831
4.00%, 6/1/2047 4,412,633 4,698,964
Pool# BE3702
4.00%, 6/1/2047 1,382,334 1,475,067
Pool# BM5179
3.00%, 7/1/2047 1,373,572 1,452,826
Pool# BE3767
3.50%, 7/1/2047 758,893 803,151
Pool# MA3057
Pool# BM1538
4.00%, 7/1/2047 2,544,232 2,724,363
Pool# CA0062
4.00%, 7/1/2047 1,131,447 1,204,027
Pool# AS9975
4.00%, 7/1/2047 1,090,618 1,161,119
Pool# MA3058
4.00%, 7/1/2047 1,027,869 1,095,405
Pool# CA0237
4.00%, 8/1/2047 2,601,483 2,767,716
Pool# MA3088
4.00%, 8/1/2047 2,430,422 2,596,273
Pool# MA3120
3.50%, 9/1/2047 494,020 520,469
Pool# BH4019
4.00%, 9/1/2047 2,803,524 2,993,146
Pool# MA3121
4.00%, 9/1/2047 1,272,600 1,354,426
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3149
4.00%, 10/1/2047 1,602,494 1,707,219
Pool# BH9360
4.00%, 10/1/2047 905,959 985,052
Pool# MA3183
4.00%, 11/1/2047 2,083,432 2,222,614
Pool# FM1467
3.00%, 12/1/2047 1,413,511 1,506,073
Pool# MA3210
3.50%, 12/1/2047 2,819,883 2,977,700
Pool# BJ1662
3.50%, 12/1/2047 467,247 494,367
Pool# BM2005
4.00%, 12/1/2047 1,557,817 1,658,013
Pool# MA3211
Pool# BM3392
4.00%, 1/1/2048 2,205,437 2,349,549
Pool# CA4140
3.00%, 2/1/2048 2,354,422 2,481,380
Pool# BJ8783
3.50%, 2/1/2048 1,546,651 1,632,865
Pool# BJ0650
3.50%, 3/1/2048 1,268,966 1,346,044
Pool# BM3590
3.50%, 3/1/2048 1,235,941 1,328,787
Pool# BJ0648
3.50%, 3/1/2048 1,233,134 1,303,527
Pool# BM3900
4.00%, 4/1/2048 1,218,692 1,299,073
Pool# FM1572
3.00%, 9/1/2048 4,261,573 4,512,608
Pool# FM2385
3.00%, 9/1/2048 3,748,930 3,952,231
Pool# BM5024
3.00%, 11/1/2048 1,566,683 1,651,164
Pool# FM2915
3.00%, 11/1/2048 1,513,905 1,596,740
Pool# BN1603
5.00%, 11/1/2048 117,128 128,082
Pool# BN8330
3.50%, 9/1/2049 2,771,704 2,913,890
Pool# BO2200
3.50%, 9/1/2049 721,188 758,738
Pool# MA3834
3.00%, 11/1/2049 6,257,935 6,595,384
Pool# MA3871
3.00%, 12/1/2049 8,431,708 8,886,375
Pool# MA3905
3.00%, 1/1/2050 7,253,672 7,644,815
Pool# BO6164
3.00%, 1/1/2050 3,070,384 3,235,950
Pool# BO8947
3.00%, 1/1/2050 2,455,982 2,589,391
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 7/25/2035 3,795,000
3,926,046
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 7/25/2050 4,595,000 4,702,336
2.50%, 7/25/2050 68,175,000 71,072,443

NVIT Core Plus Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 73
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.00%, 7/25/2050 56,950,000 59,979,918
3.50%, 7/25/2050 5,190,000 5,458,623
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 990,880 1,077,321
Pool# MA0783
3.50%, 2/20/2043 1,219,940 1,326,367
Pool# MA2679
4.00%, 3/20/2045 20,997 22,868
Pool# MA2892
3.50%, 6/20/2045 81,025 86,756
Pool# MA3035
4.00%, 8/20/2045 42,533 46,098
Pool# MA3106
4.00%, 9/20/2045 1,158,225 1,254,485
Pool# MA3245
4.00%, 11/20/2045 1,204,289 1,303,820
Pool# MA3663
3.50%, 5/20/2046 1,005,749 1,077,521
Pool# MA3803
3.50%, 7/20/2046 489,524 523,749
Pool# MA4262
3.50%, 2/20/2047 42,272 45,139
Pool# MA4510
3.50%, 6/20/2047 1,779,439 1,896,468
Pool# MA4586
3.50%, 7/20/2047 1,213,385 1,291,685
GNMA TBA
2.50%, 7/15/2050 10,775,000 11,342,371
3.00%, 7/15/2050 18,745,000 19,860,178
3.50%, 7/15/2050 5,185,000 5,471,186
Total Mortgage-Backed Securities
(cost $519,284,576)
533,344,790
Supranational 0.6%
African Export-Import Bank
(The), 3.99%, 9/21/2029(b) 200,000 196,800
Banque Ouest Africaine de
Developpement
5.00%, 7/27/2027 200,000 208,000
4.70%, 10/22/2031(b) 200,000 201,280
Eastern & Southern African
Trade & Development Bank,
4.88%, 5/23/2024 200,000 199,232
Inter-American Development
Bank, 0.63%, 7/15/2025 8,610,000 8,657,924
Total Supranational
(cost $9,423,149)
9,463,236
U.S. Government Agency Securities 1.3%
FHLB, 5.50%, 7/15/2036 7,955,000 12,435,288
FNMA, 5.63%, 7/15/2037(d) 3,060,000 4,934,106
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
Tennessee Valley Authority,
5.25%, 9/15/2039 3,000,000 4,622,581
Total U.S. Government Agency Securities
(cost $18,305,708)
21,991,975
U.S. Treasury Obligations 5.3%
U.S. Treasury Bonds
1.13%, 5/15/2040 3,220,000 3,189,938
2.00%, 2/15/2050 (d) 4,060,000 4,649,652
1.25%, 5/15/2050 (d) 9,032,400 8,678,513
U.S. Treasury Inflation Linked
Bonds
2.13%, 2/15/2040 (i) 2,360,000 4,124,305
1.38%, 2/15/2044 (i) 10,345,000 15,514,935
U.S. Treasury Notes
1.75%, 7/31/2021 10,760,000 10,943,256
0.25%, 5/31/2025 3,000,000 2,996,367
0.50%, 5/31/2027 22,105,000 22,127,451
0.63%, 5/15/2030 17,630,000 17,581,104
Total U.S. Treasury Obligations
(cost $85,259,774)
89,805,521
Repurchase Agreements 1.4%
Bank of America NA
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $6,457,539,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $6,586,673.
(j)(k) 6,457,523 6,457,523
BofA Securities, Inc.
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $3,000,008,
collateralized by U.S.
Government Agency
Securities, 0.15%,
maturing 12/14/2020; total
market value $3,060,284.
(j)(k) 3,000,000 3,000,000
CF Secured, LLC
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $3,000,008,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
5.00%, maturing 9/8/2020
- 7/20/2069; total market
value $3,060,008. (j)(k) 3,000,000 3,000,000

74 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets Securities,
Inc.
0.08%, dated 6/30/2020,
due 7/7/2020, repurchase
price $7,000,109,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042;
total market value
$7,140,019. (j)(k) 7,000,000 7,000,000
Nomura Securities
International, Inc.
0.07%, dated 6/30/2020,
due 7/1/2020, repurchase
price $4,000,008,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 2.50%, maturing
8/31/2021 - 5/15/2050;
total market value
$4,080,000. (j)(k) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $23,457,523)
23,457,523
Total Investments
(cost $1,798,740,450) — 110.7%
1,863,323,947
Liabilities in excess of other
assets — (10.7)% (179,749,147)
NET ASSETS — 100.0%
$ 1,683,574,800
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2020.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at June 30, 2020 was
$307,915,407 which represents 18.29% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2020.
(d) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $44,934,854, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $23,457,523 and by $22,566,361 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.75%, and maturity dates ranging
from 7/9/2020 – 2/15/2050, a total value of $46,023,884.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2020. The
maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2020.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) Security in default.
(i) Principal amounts are not adjusted for inflation.
(j) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of June 30, 2020 was $23,457,523.
(k) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

NVIT Core Plus Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 75
Futures contracts outstanding as of June 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Foreign Exchange AUD/USD 8 9/2020 USD 552,000 768
Foreign Exchange EUR/USD 47 9/2020 USD 6,611,431 (83,844)
Foreign Exchange ZAR/USD 4 9/2020 USD 114,150 (1,265)
U.S. Treasury 2 Year Note 135 9/2020 USD 29,811,797 (421)
U.S. Treasury 5 Year Note 204 9/2020 USD 25,651,406 72,645
U.S. Treasury 10 Year Note 327 9/2020 USD 45,509,203 106,332
U.S. Treasury Long Bond 111 9/2020 USD 19,820,438 72,188
U.S. Treasury Ultra Bond 167 9/2020 USD 36,432,094 175,982
342,385
Short Contracts
U.S. Treasury 10 Year Ultra Note (780) 9/2020 USD (122,837,813) (573,630)
30 Day Federal Funds (1) 10/2020 USD (416,512) (4,546)
(578,176)
(235,791)
At June 30, 2020, the Fund had $1,690,000 segregated as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
USD United States Dollar
ZAR South Africa Rand
The accompanying notes are an integral part of these financial statements.

76 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Government Bond Fund
Asset-Backed Securities 10.5%
Principal
Amount ($) Value ($)
Automobiles 3.2%
Credit Acceptance Auto
Loan Trust, Series 2019-
1A, Class A, 3.33%,
2/15/2028(a) 4,615,384 4,723,346
Foursight Capital Automobile
Receivables Trust, Series
2018-2, Class A2, 3.32%,
4/15/2022(a) 90,630 90,721
NextGear Floorplan Master
Owner Trust
Series 2018-2A, Class A2,
3.69%, 10/15/2023(a) 4,999,999 5,069,839
Series 2019-1A, Class A2,
3.21%, 2/15/2024(a) 4,500,000 4,541,905
14,425,811
Other 7.3%
CCG Receivables Trust,
Series 2019-1, Class A2,
2.80%, 9/14/2026(a) 7,921,075 8,057,963
New Residential Advance
Receivables Trust Advance
Receivables Backed, Series
2019-T2, Class AT2, 2.52%,
8/15/2053(a) 5,490,000 5,316,642
NRZ Advance Receivables
Trust, Series 2019-
T1, Class AT1, 2.59%,
7/15/2052(a) 6,605,000 6,463,524
SPS Servicer Advance
Receivables Trust Advance
Receivables Backed Notes,
Series 2019-T2, Class AT2,
2.32%, 10/15/2052(a) 1,340,000 1,324,953
Towd Point Mortgage Trust
Series 2018-6, Class A2,
3.75%, 3/25/2058(a)(b) 5,900,000 5,958,351
Series 2018-3, Class A2,
3.88%, 5/25/2058(a)(b) 5,900,000 6,275,718
33,397,151
Total Asset-Backed Securities
(cost $48,386,193)
47,822,962
Collateralized Mortgage Obligations 8.6%
Angel Oak Mortgage Trust ,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 1,433,467 1,443,870
FHLMC REMICS, Series
2985, Class JR, 4.50%,
6/15/2025 2,120,176 2,233,359
FNMA REMICS
Series 2003-64, Class HQ,
5.00%, 7/25/2023 569,004 593,541
Series 1993-149, Class M,
7.00%, 8/25/2023 156,375 166,794
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
FNMA REMICS
Series 2005-40, Class YG,
5.00%, 5/25/2025 2,011,694 2,123,925
Series 2015-92, Class PA,
2.50%, 12/25/2041 5,238,769 5,468,125
Series 2013-59, Class MX,
2.50%, 9/25/2042 18,615,764 19,377,508
Series 2015-88, Class JA,
2.50%, 12/25/2045 3,673,174 3,800,101
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(b) 1,453,347 1,560,173
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(b) 2,500,307 2,576,899
Total Collateralized Mortgage Obligations
(cost $37,992,605)
39,344,295
Corporate Bonds 8.2%
Diversified Financial Services 8.2%
Private Export Funding Corp. ,
Series II, 2.05%, 11/15/2022 5,000,000 5,146,039
Series GG, 2.45%,
7/15/2024 5,500,000 5,906,174
1.75%, 11/15/2024 10,000,000 10,535,853
Series NN, 3.25%,
6/15/2025 14,000,000 15,708,755
Total Corporate Bonds
(cost $34,416,972)
37,296,821
Mortgage-Backed Securities 33.1%
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 6,707,441 7,131,755
Pool# G08881
3.50%, 6/1/2049 6,133,589 6,447,191
FHLMC Non Gold Pool Pool#
847558 ,
4.06%, 6/1/2035 (b) 938,991
991,870
FHLMC UMBS Pool
Pool# QN1359
3.00%, 1/1/2035 6,871,657 7,231,509
Pool# SD8025
3.50%, 11/1/2049 12,024,422 12,640,946
Pool# SD8030
3.00%, 12/1/2049 5,488,745 5,784,717
Pool# SD8050
3.00%, 3/1/2050 7,753,326 8,171,412
Pool# SD8080
2.00%, 6/1/2050 3,991,424 4,085,879
FNMA Pool
Pool# 745684
3.66%, 4/1/2034(b) 1,941,308 2,034,032
Pool# 790760
3.77%, 9/1/2034(b) 708,083 718,828

NVIT Government Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 77
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 799144
2.79%, 4/1/2035(b) 295,802 299,713
Pool# 822705
3.61%, 4/1/2035(b) 285,836 287,925
Pool# 821377
2.65%, 5/1/2035(b) 296,804 298,894
Pool# 815217
2.93%, 5/1/2035(b) 625,116 632,424
Pool# 783609
3.55%, 5/1/2035(b) 479,734 483,908
Pool# 826181
4.08%, 7/1/2035(b) 783,024 796,073
Pool# 873932
6.31%, 8/1/2036 6,504,479 6,800,615
Pool# 745866
3.76%, 9/1/2036(b) 3,072,089 3,205,441
FNMA UMBS Pool
Pool# BM5426
3.00%, 12/1/2047 23,519,237 24,878,225
Pool# CA1564
4.50%, 4/1/2048 4,638,672 4,987,919
Pool# MA3383
3.50%, 6/1/2048 15,136,982 15,918,547
Pool# BM5267
4.50%, 12/1/2048 9,979,770 10,744,226
Pool# MA3664
4.00%, 5/1/2049 5,899,478 6,249,025
Pool# MA3746
4.00%, 8/1/2049 5,871,848 6,219,248
Pool# BP5843
2.50%, 5/1/2050 8,984,021 9,365,877
GNMA I Pool
Pool# 748484
3.50%, 8/15/2025 135,243 142,165
Pool# 682492
3.50%, 10/15/2025 357,700 376,009
Pool# 719433
3.50%, 10/15/2025 290,190 305,043
Pool# 733504
3.50%, 11/15/2025 451,726 474,847
Pool# 682497
3.50%, 11/15/2025 429,621 451,611
Pool# 749618
3.50%, 11/15/2025 277,272 291,464
Pool# 740930
3.50%, 11/15/2025 255,901 268,999
Pool# 742371
3.50%, 11/15/2025 114,352 120,205
Pool# 750403
3.50%, 11/15/2025 76,498 80,414
Pool# 705178
3.50%, 11/15/2025 65,097 68,429
Pool# 755650
3.50%, 12/15/2025 1,272,785 1,337,932
Pool# 682502
3.50%, 12/15/2025 398,754 419,164
Total Mortgage-Backed Securities
(cost $145,487,400)
150,742,481
U.S. Government Agency Securities 28.0%
Principal
Amount ($) Value ($)
FFCB
3.14%, 7/2/2026 13,500,000 15,564,513
2.75%, 11/6/2026 2,000,000 2,267,940
2.43%, 9/13/2027 22,000,000 24,636,677
1.95%, 11/27/2029 1,500,000 1,621,305
3.19%, 3/9/2033 2,475,000 3,000,165
FHLB
2.75%, 12/11/2026 11,500,000 13,003,177
3.00%, 12/11/2026 10,000,000 11,286,519
2.13%, 12/14/2029 2,590,000 2,856,327
Hashemite Kingdom of Jordan
AID Bond
2.58%, 6/30/2022 2,000,000 2,086,064
3.00%, 6/30/2025 2,125,000 2,356,618
Republic of Iraq AID Bond,
2.15%, 1/18/2022 10,000,000 10,305,762
Tennessee Valley Authority,
7.13%, 5/1/2030(c) 20,721,000 32,173,009
Ukraine Government AID
Bond, 1.47%, 9/29/2021 6,000,000 6,088,656
Total U.S. Government Agency Securities
(cost $114,933,349)
127,246,732
U.S. Treasury Obligations 8.6%
U.S. Treasury Bonds
2.50%, 2/15/2046 13,000,000 16,100,195
2.25%, 8/15/2046 8,500,000 10,081,465
U.S. Treasury Inflation Linked
Notes, 0.13%, 4/15/2021 (d) 8,000,000 8,695,052
U.S. Treasury Notes
2.75%, 5/31/2023 1,000,000 1,074,688
1.63%, 5/15/2026 (e) 3,000,000 3,215,039
Total U.S. Treasury Obligations
(cost $32,765,702)
39,166,439
Repurchase Agreements 1.9%
Bank of America NA
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $4,595,638,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $4,687,539.
(f)(g) 4,595,626 4,595,626

78 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Government Bond Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets Securities,
Inc.
0.08%, dated 6/30/2020,
due 7/7/2020, repurchase
price $2,000,032,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042;
total market value
$2,040,005. (f)(g) 2,000,000 2,000,000
Nomura Securities
International, Inc.
0.07%, dated 6/30/2020,
due 7/1/2020, repurchase
price $1,000,002,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 2.50%, maturing
8/31/2021 - 5/15/2050;
total market value
$1,020,000. (f)(g) 1,000,000 1,000,000
Pershing LLC
0.14%, dated 6/30/2020,
due 7/1/2020, repurchase
price $1,000,004,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
7/23/2020 - 12/20/2069;
total market value
$1,020,000. (f)(g) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $8,595,626)
8,595,626
Total Investments
(cost $422,577,847) — 98.9%
450,215,356
Other assets in excess of
liabilities — 1.1% 4,914,516
NET ASSETS — 100.0%
$ 455,129,872
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at June 30, 2020 was
$53,403,904 which represents 11.73% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2020.
(c) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $8,353,399, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$8,595,626.
(d) Principal amounts are not adjusted for inflation.
(e) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $8,595,626.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
UMBS Uniform Mortgage-Backed Securities

NVIT Government Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 79
Futures contracts outstanding as of June 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 42 9/2020 USD 5,281,172 12,368
U.S. Treasury Long Bond 22 9/2020 USD 3,928,375 124,385
U.S. Treasury Ultra Bond 102 9/2020 USD 22,251,937 (157,229)
(20,476)
Short Contracts
U.S. Treasury 10 Year Note (152) 9/2020 USD (21,154,125) (43,287)
U.S. Treasury 10 Year Ultra Note (94) 9/2020 USD (14,803,531) (27,991)
(71,278)
(91,754)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

80 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Government Money Market Fund
U.S. Government Agency Securities 28.5%
Principal
Amount ($) Value ($)
FFCB
(ICE LIBOR USD 1 Month -
0.01%), 0.18%, 7/20/2020(a) 7,000,000 7,000,000
(ICE LIBOR USD 1 Month +
0.01%), 0.18%, 9/4/2020(a) 8,000,000 7,999,964
(ICE LIBOR USD 1
Month + 0.00%), 0.19%,
11/13/2020(a) 7,500,000 7,500,000
(ICE LIBOR USD 1
Month + 0.01%), 0.19%,
11/27/2020(a) 3,750,000 3,749,962
(US Federal Funds Effective
Rate (continuous series) +
0.13%), 0.21%, 3/8/2021(a) 3,000,000 2,999,898
(SOFR + 0.12%), 0.20%,
3/18/2021(a) 4,000,000 4,000,000
(SOFR + 0.08%), 0.16%,
6/10/2021(a) 2,500,000 2,500,000
(SOFR + 0.08%), 0.16%,
7/9/2021(a) 3,000,000 3,000,000
(SOFR + 0.08%), 0.16%,
9/13/2021(a) 5,000,000 5,000,000
(SOFR + 0.30%), 0.38%,
9/24/2021(a) 10,000,000 10,000,000
(SOFR + 0.18%), 0.26%,
5/27/2022(a) 3,500,000 3,500,000
FHLB
(ICE LIBOR USD 3 Month -
0.25%), 1.14%, 7/7/2020(a) 9,000,000 9,000,000
(ICE LIBOR USD 3 Month -
0.24%), 0.94%, 7/16/2020(a) 7,000,000 7,000,000
(SOFR + 0.03%), 0.11%,
7/17/2020(a) 20,000,000 20,000,000
(SOFR + 0.10%), 0.18%,
7/17/2020(a) 8,250,000 8,250,000
(SOFR + 0.03%), 0.11%,
8/5/2020(a) 7,000,000 7,000,000
(ICE LIBOR USD 3 Month -
0.24%), 0.21%, 8/10/2020(a) 8,250,000 8,250,000
(SOFR + 0.02%), 0.10%,
8/19/2020(a) 12,000,000 12,000,000
(ICE LIBOR USD 1 Month -
0.05%), 0.14%, 8/20/2020(a) 4,750,000 4,750,000
(SOFR + 0.02%), 0.10%,
8/28/2020(a) 8,500,000 8,500,000
(SOFR + 0.09%), 0.17%,
9/11/2020(a) 3,750,000 3,750,000
(ICE LIBOR USD 3 Month -
0.20%), 0.11%, 9/18/2020(a) 3,750,000 3,750,000
(SOFR + 0.23%), 0.31%,
9/25/2020(a) 9,500,000 9,500,000
(SOFR + 0.05%), 0.13%,
9/28/2020(a) 5,000,000 5,000,000
(SOFR + 0.11%), 0.19%,
10/1/2020(a) 3,750,000 3,750,000
(SOFR + 0.08%), 0.16%,
10/2/2020(a) 9,000,000 9,000,000
(SOFR + 0.12%), 0.20%,
10/7/2020(a) 3,500,000 3,500,000
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FHLB
(SOFR + 0.13%), 0.21%,
10/16/2020(a) 8,000,000 8,000,000
(ICE LIBOR USD 1 Month -
0.04%), 0.14%, 11/4/2020(a) 5,000,000 5,000,000
(ICE LIBOR USD 3 Month -
0.12%), 0.43%, 11/5/2020(a) 7,500,000 7,500,000
(ICE LIBOR USD 1
Month + 0.00%), 0.20%,
11/16/2020(a) 8,000,000 8,000,000
(ICE LIBOR USD 1
Month - 0.04%), 0.15%,
11/20/2020(a) 10,000,000 10,000,000
(ICE LIBOR USD 1
Month - 0.04%), 0.15%,
12/18/2020(a) 4,000,000 4,000,000
(SOFR + 0.10%), 0.18%,
12/23/2020(a) 4,750,000 4,750,000
(SOFR + 0.05%), 0.13%,
1/22/2021(a) 3,500,000 3,500,000
(ICE LIBOR USD 1 Month -
0.05%), 0.13%, 1/27/2021(a) 10,000,000 10,000,000
(SOFR + 0.05%), 0.13%,
1/28/2021(a) 6,000,000 6,000,000
(SOFR + 0.10%), 0.18%,
2/22/2021(a) 4,500,000 4,500,000
(SOFR + 0.04%), 0.12%,
2/25/2021(a) 6,000,000 6,000,000
(SOFR + 0.07%), 0.15%,
2/26/2021(a) 3,600,000 3,600,000
(SOFR + 0.14%), 0.22%,
3/10/2021(a) 3,000,000 3,000,000
(ICE LIBOR USD 1 Month +
0.04%), 0.23%, 3/17/2021(a) 5,500,000 5,500,000
(ICE LIBOR USD 1 Month +
0.02%), 0.21%, 3/19/2021(a) 7,000,000 7,000,000
(SOFR + 0.17%), 0.25%,
4/9/2021(a) 4,000,000 4,000,000
(SOFR + 0.23%), 0.31%,
4/13/2021(a) 9,000,000 9,000,000
(ICE LIBOR USD 1 Month -
0.03%), 0.17%, 4/16/2021(a) 6,500,000 6,500,000
(SOFR + 0.08%), 0.16%,
6/11/2021(a) 6,000,000 6,000,000
(SOFR + 0.08%), 0.16%,
7/8/2021(a) 7,000,000 7,000,000
(SOFR + 0.08%), 0.16%,
7/23/2021(a) 5,750,000 5,750,000
(SOFR + 0.15%), 0.23%,
9/3/2021(a) 7,000,000 7,000,000
(SOFR + 0.12%), 0.20%,
2/10/2022(a) 3,250,000 3,250,000
(SOFR + 0.12%), 0.20%,
2/28/2022(a) 11,000,000 11,000,000
FHLB Discount Notes
1.39%, 7/14/2020 2,000,000 1,999,000
1.38%, 7/16/2020 3,250,000 3,248,131
0.50%, 7/21/2020 6,500,000 6,498,194
0.24%, 8/7/2020 7,000,000 6,998,273
0.44%, 8/10/2020 3,500,000 3,498,289

NVIT Government Money Market Fund - June 30, 2020 (Unaudited) - Statement of Investments - 81
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FHLB Discount Notes
0.45%, 9/3/2020 16,800,000 16,786,560
0.42%, 12/14/2020 9,500,000 9,481,602
0.52%, 1/8/2021 17,000,000 16,953,099
0.45%, 3/8/2021 3,300,000 3,289,688
0.40%, 3/9/2021 4,000,000 3,988,844
0.40%, 3/19/2021 4,750,000 4,736,225
0.35%, 4/1/2021 4,500,000 4,488,013
FHLMC
(SOFR + 0.01%), 0.09%,
7/22/2020(a) 12,000,000 11,999,770
(SOFR + 0.04%), 0.12%,
9/10/2020(a) 5,600,000 5,600,000
(SOFR + 0.03%), 0.11%,
2/24/2021(a) 10,000,000 10,000,000
(SOFR + 0.06%), 0.14%,
6/14/2021(a) 12,000,000 12,000,000
(SOFR + 0.27%), 0.35%,
6/24/2021(a) 10,000,000 10,000,000
FNMA
(SOFR + 0.08%), 0.16%,
9/16/2020(a) 6,000,000 6,000,000
(SOFR + 0.08%), 0.16%,
10/30/2020(a) 5,000,000 5,000,000
(SOFR + 0.04%), 0.12%,
12/4/2020(a) 2,500,000 2,500,000
(SOFR + 0.04%), 0.12%,
1/29/2021(a) 2,250,000 2,250,000
(SOFR + 0.29%), 0.37%,
10/4/2021(a) 8,000,000 8,000,000
(SOFR + 0.31%), 0.39%,
10/25/2021(a) 5,000,000 5,000,000
(SOFR + 0.17%), 0.25%,
3/9/2022(a) 5,000,000 5,000,000
(SOFR + 0.32%), 0.40%,
4/27/2022(a) 9,000,000 9,000,000
(SOFR + 0.32%), 0.40%,
4/28/2022(a) 4,500,000 4,500,000
(SOFR + 0.27%), 0.35%,
5/4/2022(a) 9,000,000 9,000,000
(SOFR + 0.23%), 0.31%,
5/6/2022(a) 6,650,000 6,650,000
(SOFR + 0.22%), 0.30%,
5/9/2022(a) 6,000,000 6,000,000
(SOFR + 0.19%), 0.27%,
5/27/2022(a) 3,800,000 3,799,267
(SOFR + 0.18%), 0.26%,
6/3/2022(a) 5,000,000 5,000,000
Total U.S. Government Agency Securities
(cost $545,364,779)
545,364,779
U.S. Treasury Obligations 35.3%
U.S. Treasury Bills
0.13%, 7/7/2020 30,000,000 29,999,375
0.37%, 7/16/2020 37,500,000 37,494,229
0.11%, 7/21/2020 110,000,000 109,993,056
0.49%, 8/13/2020 36,750,000 36,728,507
0.14%, 8/18/2020 22,000,000 21,996,040
0.13%, 8/20/2020 6,500,000 6,498,826
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bills
1.44%, 8/27/2020 12,750,000 12,720,930
0.14%, 9/1/2020 18,000,000 17,995,660
0.15%, 9/3/2020 30,000,000 29,992,000
0.73%, 9/10/2020 23,600,000 23,566,198
0.18%, 9/15/2020 40,000,000 39,984,452
0.14%, 9/17/2020 11,500,000 11,496,512
0.17%, 9/22/2020 33,000,000 32,987,066
0.15%, 10/13/2020 6,500,000 6,497,230
0.29%, 10/15/2020 23,000,000 22,980,361
0.15%, 10/27/2020 20,000,000 19,990,167
0.16%, 11/12/2020 34,000,000 33,980,384
0.16%, 11/27/2020 8,000,000 7,994,702
U.S. Treasury Notes
(US Treasury 3 Month
Bill Money Market Yield +
0.04%), 0.19%, 7/31/2020(a) 4,250,000 4,249,796
2.63%, 7/31/2020 4,700,000 4,703,829
1.38%, 8/31/2020 2,000,000 1,999,016
2.63%, 8/31/2020 15,500,000 15,526,263
2.75%, 9/30/2020 6,850,000 6,868,664
(US Treasury 3 Month
Bill Money Market
Yield + 0.05%), 0.20%,
10/31/2020(a) 20,000,000 19,997,028
2.88%, 10/31/2020 9,750,000 9,820,174
2.63%, 11/15/2020 15,700,000 15,754,981
2.75%, 11/30/2020 10,500,000 10,551,217
2.50%, 12/31/2020 4,000,000 4,017,652
2.00%, 1/15/2021 2,500,000 2,521,896
(US Treasury 3 Month
Bill Money Market Yield +
0.12%), 0.27%, 1/31/2021(a) 36,000,000 35,992,077
1.38%, 1/31/2021 3,250,000 3,267,297
2.25%, 2/15/2021 6,000,000 6,052,009
1.13%, 2/28/2021 1,500,000 1,498,869
2.50%, 2/28/2021 3,000,000 3,022,570
2.38%, 3/15/2021 5,000,000 5,068,335
2.38%, 4/15/2021 6,500,000 6,603,456
(US Treasury 3 Month
Bill Money Market Yield +
0.14%), 0.29%, 4/30/2021(a) 8,000,000 7,999,901
(US Treasury 3 Month
Bill Money Market
Yield + 0.30%), 0.45%,
10/31/2021(a) 5,000,000 5,002,188
(US Treasury 3 Month
Bill Money Market Yield +
0.15%), 0.30%, 1/31/2022(a) 3,500,000 3,500,000
Total U.S. Treasury Obligations
(cost $676,912,913) 676,912,913

82 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Government Money Market Fund
Repurchase Agreements 35.7%
Principal
Amount ($) Value ($)
ABN Amro Bank NV, 0.09%,
dated 6/30/2020, due
7/1/2020, repurchase price
$50,000,125, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.89% - 5.00%, maturing
11/15/2020 - 2/20/2050;
total market value
$51,059,730.(b) 50,000,000 50,000,000
Barclays Capital, Inc., 0.07%,
dated 6/30/2020, due
7/1/2020, repurchase price
$25,000,049, collateralized
by U.S. Government
Treasury Securities,
3.63%, maturing
8/15/2043; total market
value $25,500,058.(b) 25,000,000 25,000,000
ING Financial Markets LLC,
0.07%, dated 6/30/2020,
due 7/1/2020, repurchase
price $234,000,455,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.63%, maturing
7/28/2020 - 2/15/2048;
total market value
$238,680,542.(b) 234,000,000 234,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Natixis Financial Products
LLC, 0.09%, dated
6/30/2020, due 7/1/2020,
repurchase price
$50,000,125, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 6.00%, maturing
6/30/2022 - 9/15/2065;
total market value
$51,062,185.(b) 50,000,000 50,000,000
Wells Fargo Securities LLC,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $325,000,813,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.28% -
3.81%, maturing 9/6/2024
- 8/25/2048; total market
value $331,853,297.(b) 325,000,000 325,000,000
Total Repurchase Agreements
(cost $684,000,000) 684,000,000
Total Investments
(cost $1,906,277,692) — 99.5% 1,906,277,692
Other assets in excess of liabilities — 0.5% 9,292,576
NET ASSETS — 100.0%
$1,915,570,268
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2020.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Short Term Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 83
Asset-Backed Securities 25.7%
Principal
Amount ($) Value ($)
Airlines 1.1%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 7,593,249 6,411,862
American Airlines Pass-
Through Trust
Series 2013-2, Class B,
5.60%, 7/15/2020(a) 1,784,744 1,784,989
Series 2015-1, Class B,
3.70%, 5/1/2023 2,225,189 1,471,509
Series 2015-2, Class B,
4.40%, 9/22/2023 3,046,057 2,166,441
Series 2016-3, Class B,
3.75%, 10/15/2025 2,726,644 1,929,186
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 7,858,796 5,798,901
19,562,888
Automobiles 2.7%
Credit Acceptance Auto Loan
Trust
Series 2017-2A, Class A,
2.55%, 2/17/2026(a) 34,390 34,417
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 6,050,000 6,171,085
Series 2020-1A, Class A,
2.01%, 2/15/2029(a) 5,000,000 5,083,432
First Investors Auto Owner
Trust, Series 2017-
2A, Class A2, 2.27%,
7/15/2022(a) 57,666 57,699
Flagship Credit Auto Trust
Series 2019-3, Class A,
2.33%, 2/15/2024(a) 3,485,878 3,532,052
Series 2019-4, Class A,
2.17%, 6/17/2024(a) 2,847,454 2,884,617
Ford Credit Auto Owner Trust,
Series 2016-2, Class A,
2.03%, 12/15/2027(a) 5,000,000 5,057,939
Foursight Capital Automobile
Receivables Trust
Series 2018-2, Class A2,
3.32%, 4/15/2022(a) 72,504 72,577
Series 2020-1, Class A2,
1.97%, 9/15/2023(a) 2,250,000 2,268,564
Series 2020-1, Class A3,
2.05%, 10/15/2024(a) 3,150,000 3,226,215
NextGear Floorplan Master
Owner Trust
Series 2018-2A, Class A2,
3.69%, 10/15/2023(a) 1,666,667 1,689,947
Series 2019-2A, Class A2,
2.07%, 10/15/2024(a) 4,000,000 3,940,093
OneMain Direct Auto
Receivables Trust, Series
2018-1A, Class A, 3.43%,
12/16/2024(a) 14,000,000 14,199,574
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
United Auto Credit
Securitization Trust, Series
2019-1, Class A, 2.82%,
7/12/2021(a) 283,227 283,386
48,501,597
Credit Card 2.8%
American Express Credit
Account Master Trust
Series 2019-1, Class A,
2.87%, 10/15/2024 10,000,000 10,418,460
Series 2019-2, Class A,
2.67%, 11/15/2024 9,000,000 9,369,787
BA Credit Card Trust, Series
2018-A1, Class A1, 2.70%,
7/17/2023 13,650,000 13,858,347
Discover Card Execution Note
Trust
Series 2018-A5, Class A5,
3.32%, 3/15/2024 11,000,000 11,386,700
Series 2019-A1, Class A1,
3.04%, 7/15/2024 5,350,000 5,567,997
50,601,291
Electric Utilities 0.7%
AEP Texas Restoration
Funding LLC, Series
2019-1, Class A1, 2.06%,
2/1/2027 13,120,211 13,443,634
Home Equity 2.7%
Citigroup Mortgage Loan
Trust, Inc., Series 2007-
WFH1, Class M1, 0.44%,
1/25/2037(b) 7,441,041 7,381,361
Long Beach Mortgage
Loan Trust, Series 2005-
WL2, Class M2, 0.92%,
8/25/2035(b) 5,074,036 5,039,101
Morgan Stanley ABS Capital
I, Inc. Trust, Series 2005-
NC1, Class A2C, 0.94%,
1/25/2035(b) 5,218,579 5,180,570
New Residential Mortgage
Loan Trust, Series 2018-
1A, Class A1A, 4.00%,
12/25/2057(a)(b) 4,505,483 4,774,190
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.43%, 1/25/2036(b) 1,432,661 1,422,413
RASC Trust, Series 2005-
KS12, Class M2, 0.64%,
1/25/2036(b) 14,555,000 13,919,553
Soundview Home Loan Trust
Series 2005-CTX1, Class
M3, 0.65%, 11/25/2035(b) 6,359,959 6,306,937
Series 2006-WF2, Class
M1, 0.40%, 12/25/2036(b) 3,919,372 3,871,556

84 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Structured Asset Investment
Loan Trust, Series 2005-
HE2, Class M1, 0.90%,
7/25/2035(b) 329,927 328,818
48,224,499
Other 15.7%
ALM VII Ltd., Series 2012-
7A, Class A1A2, 2.39%,
7/15/2029(a)(b) 19,000,000 18,766,832
American Homes 4 Rent,
Series 2015-SFR1, Class A,
3.47%, 4/17/2052(a) 4,528,877 4,847,730
American Homes 4 Rent Trust
Series 2014-SFR3, Class A,
3.68%, 12/17/2036(a) 3,590,898 3,844,137
Series 2015-SFR2, Class A,
3.73%, 10/17/2052(a) 10,550,170 11,433,880
AMMC CLO 22 Ltd.
Series 2018-22A, Class A,
2.02%, 4/25/2031(a)(b) 5,000,000 4,833,865
Series 2018-22A, Class B,
2.44%, 4/25/2031(a)(b) 5,000,000 4,739,255
AMMC CLO XIII Ltd., Series
2013-13A, Class A2LR,
2.72%, 7/24/2029(a)(b) 9,000,000 8,713,917
AMMC CLO XIV Ltd., Series
2014-14A, Class A2LR,
2.69%, 7/25/2029(a)(b) 8,947,368 8,657,930
Bayview Opportunity Master
Fund IVa Trust, Series
2017-SPL1, Class A, 4.00%,
10/28/2064(a)(b) 3,589,728 3,719,675
Bayview Opportunity Master
Fund IVb Trust
Series 2017-SPL2, Class A,
4.00%, 6/28/2054(a)(b) 4,258,769 4,357,330
Series 2017-SPL4, Class A,
3.50%, 1/28/2055(a)(b) 2,174,813 2,216,808
CCG Receivables Trust
Series 2018-2, Class A2,
3.09%, 12/15/2025(a) 3,288,142 3,331,848
Series 2019-1, Class A2,
2.80%, 9/14/2026(a) 5,004,134 5,090,613
Series 2019-2, Class A2,
2.11%, 3/15/2027(a) 7,309,000 7,388,605
Cedar Funding II CLO Ltd.
Series 2013-1A, Class A1R,
1.54%, 6/9/2030(a)(b) 10,000,000 9,870,050
Series 2013-1A, Class BR,
2.06%, 6/9/2030(a)(b) 7,000,000 6,813,261
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
2.14%, 1/20/2031(a)(b) 3,000,000 2,919,195
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A2,
2.48%, 10/17/2030(a)(b) 8,500,000 8,166,222
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 3,443,184 3,577,937
Dryden 49 Senior Loan Fund,
Series 2017-49A, Class B,
2.84%, 7/18/2030(a)(b) 4,500,000 4,349,866
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 2,304,997 2,357,703
FCI Funding LLC, Series
2019-1A, Class A, 3.63%,
2/18/2031(a) 1,022,951 1,030,815
Federal Express Corp. Pass-
Through Trust, Series 1998
6.72%, 1/15/2022 136,251 147,156
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 1,179,240 1,225,118
Goodgreen , Series 2019-
2A, Class A, 2.76%,
10/15/2054(a) 8,426,266 8,348,973
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 447,250 467,371
HERO Funding Trust, Series
2015-2A, Class A, 3.99%,
9/20/2040(a) 665,764 693,236
Invitation Homes Trust, Series
2018-SFR3, Class A,
1.19%, 7/17/2037(a)(b) 4,643,285 4,608,765
Madison Park Funding
XII Ltd., Series 2014-
12A, Class AR, 2.40%,
7/20/2026(a)(b) 711,755 708,796
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 10,499,550 11,081,267
Neuberger Berman Loan
Advisers CLO 32 Ltd.
Series 2019-32A, Class A,
2.47%, 1/19/2032(a)(b) 2,000,000 1,961,066
Series 2019-32A, Class B,
2.99%, 1/19/2032(a)(b) 1,000,000 982,460
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2019-T4, Class AT4,
2.33%, 10/15/2051(a) 880,000 868,668
Series 2019-T3, Class AT3,
2.51%, 9/15/2052(a) 5,540,000 5,420,641
Series 2019-T2, Class AT2,
2.52%, 8/15/2053(a) 8,230,000 7,970,121
NRZ Advance Receivables
Trust, Series 2019-
T1, Class AT1, 2.59%,
7/15/2052(a) 7,266,000 7,110,365

NVIT Short Term Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 85
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Ocwen Master Advance
Receivables Trust, Series
2019-T2, Class AT2, 2.42%,
8/15/2051(a) 6,000,000 5,980,064
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 2.18%,
5/20/2031(a)(b) 10,000,000 9,603,260
Renew
Series 2018-1, Class A,
3.95%, 9/20/2053(a) 3,388,571 3,636,680
Series 2017-2A, Class A,
3.22%, 9/22/2053(a) 3,051,464 3,083,240
Southwick Park CLO LLC
Series 2019-4A, Class A1,
2.44%, 7/20/2032(a)(b) 14,500,000 14,239,667
Series 2019-4A, Class B1,
2.89%, 7/20/2032(a)(b) 2,500,000 2,419,930
SPS Servicer Advance
Receivables Trust Advance
Receivables Backed Notes,
Series 2019-T2, Class AT2,
2.32%, 10/15/2052(a) 5,040,000 4,983,405
Tax Ease Funding LLC, Series
2016-1A, Class A, 3.13%,
6/15/2028(a) 2,474,382 2,480,621
TLF National Tax Lien Trust,
Series 2017-1A, Class A,
3.09%, 12/15/2029(a) 535,248 538,691
Towd Point Mortgage Trust
Series 2015-6, Class M1,
3.75%, 4/25/2055(a)(b) 4,596,000 4,896,118
Series 2018-2, Class A1,
3.25%, 3/25/2058(a)(b) 1,444,556 1,517,451
Series 2018-6, Class A1,
3.75%, 3/25/2058(a)(b) 4,076,013 4,373,568
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 845,958 894,680
Series 2019-4, Class A1,
2.90%, 10/25/2059(a)(b) 18,555,988 19,519,003
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 14,112,097 14,667,110
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 5,190,500 5,404,160
280,859,125
Total Asset-Backed Securities
(cost $465,403,355)
461,193,034
Collateralized Mortgage Obligations 9.9%
Principal
Amount ($) Value ($)
Angel Oak Mortgage Trust ,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 11,910,921 11,997,362
Chase Mortgage Finance
Corp. , Series 2016-
SH1, Class M2, 3.75%,
4/25/2045(a)(b) 1,399,682 1,408,009
FHLMC REMICS, Series
3616, Class PA, 4.50%,
11/15/2039 28,495 28,984
GSAA Trust , Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 5,608 5,709
HomeBanc Mortgage Trust ,
Series 2005-4, Class A2,
0.51%, 10/25/2035(b) 2,643,428 2,649,888
Mello Warehouse
Securitization Trust
Series 2019-1, Class A,
0.98%, 6/25/2052(a)(b) 6,700,000 6,666,762
Series 2019-1, Class B,
1.18%, 6/25/2052(a)(b) 1,430,000 1,423,467
MFA Trust , Series 2017-
RPL1, Class A1, 2.59%,
2/25/2057(a)(b) 4,023,648 4,050,799
Mill City Mortgage Loan Trust ,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 9,004,707 9,423,355
New Residential Mortgage
Loan Trust
Series 2016-2A, Class A1,
3.75%, 11/26/2035(a)(b) 8,724,073 9,318,789
Series 2014-3A, Class
AFX3, 3.75%, 11/25/2054(a)
(b) 3,550,147 3,789,169
Series 2016-3A, Class A1,
3.75%, 9/25/2056(a)(b) 1,755,788 1,863,614
Series 2016-4A, Class A1,
3.75%, 11/25/2056(a)(b) 1,787,095 1,899,355
Series 2017-1A, Class A1,
4.00%, 2/25/2057(a)(b) 4,599,899 4,925,575
Series 2017-2A, Class A3,
4.00%, 3/25/2057(a)(b) 6,510,138 6,994,230
Series 2017-3A, Class A1,
4.00%, 4/25/2057(a)(b) 2,768,063 2,960,507
Series 2019-1A, Class A1,
4.00%, 9/25/2057(a)(b) 2,915,400 3,049,031
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 7,583,653 8,099,493
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 5,311,070 5,667,903
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 1,919,422 2,044,528
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 10,718,537 11,590,973
Series 2019-3A, Class A1A,
3.75%, 11/25/2058(a)(b) 3,156,272 3,367,995
Series 2019-4A, Class A1B,
3.50%, 12/25/2058(a)(b) 7,430,531 7,860,046

86 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Short Term Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
New Residential Mortgage
Loan Trust
Series 2019-RPL2, Class
A1, 3.25%, 2/25/2059(a)(b) 15,986,300 16,718,994
Series 2019-6A, Class A1B,
3.50%, 9/25/2059(a)(b) 5,243,955 5,501,216
Series 2020-RPL1, Class
A1, 2.75%, 11/25/2059(a)(b) 8,601,940 9,018,857
RALI Trust , Series 2003-
QS20, Class CB, 5.00%,
11/25/2018 29,635 30,124
RCO Trust
Series 2017-INV1, Class A,
3.20%, 11/25/2052(a)(b) 3,243,344 3,271,256
Series 2018-VFS1, Class
A1, 4.27%, 12/26/2053(a)(b) 2,260,649 2,358,892
Sequoia Mortgage Trust
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 991,433 1,013,942
Series 2018-CH4, Class
A10, 4.50%, 10/25/2048(a)
(b) 765,606 772,980
Series 2018-8, Class A4,
4.00%, 11/25/2048(a)(b) 2,015,024 2,029,963
Visio Trust
Series 2019-1, Class A1,
3.57%, 6/25/2054(a)(b) 13,253,187 13,426,746
Series 2019-2, Class A1,
2.72%, 11/25/2054(a)(b) 12,315,068 12,441,045
Total Collateralized Mortgage Obligations
(cost $173,570,872)
177,669,558
Commercial Mortgage-Backed Securities 0.2%
AOA Mortgage Trust , Series
2015-1177, Class A, 2.96%,
12/13/2029(a) 4,000,000 4,024,953
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2013-C8, Class XA,
IO, 1.11%, 12/15/2048(b) 21,128,484 402,697
Total Commercial Mortgage-Backed
Securities
(cost $4,476,747) 4,427,650
Corporate Bonds 19.4%
Aerospace & Defense 0.2%
Raytheon Technologies Corp. ,
3.65%, 8/16/2023(d) 2,646,000 2,865,557
Automobiles 0.2%
Daimler Finance North
America LLC ,
2.70%, 6/14/2024(a)(d) 3,000,000 3,101,037
Corporate Bonds
Principal
Amount ($) Value ($)
Banks 4.7%
Bank of America Corp. ,
(ICE LIBOR USD 3
Month + 0.63%), 2.33%,
10/1/2021(e) 2,500,000 2,510,172
(ICE LIBOR USD 3
Month + 1.16%), 2.30%,
1/20/2023(d)(e) 5,000,000 5,045,700
(ICE LIBOR USD 3
Month + 0.79%), 3.00%,
12/20/2023(e) 8,623,000 9,057,686
Citigroup, Inc. ,
4.40%, 6/10/2025 7,000,000 7,838,636
Citizens Financial Group, Inc. ,
3.75%, 7/1/2024(d) 9,075,000 9,755,792
Cooperatieve Rabobank UA ,
3.95%, 11/9/2022 7,770,000 8,220,818
4.63%, 12/1/2023 2,386,000 2,631,137
ING Groep NV ,
3.15%, 3/29/2022(d) 5,000,000 5,198,047
JPMorgan Chase & Co. ,
4.63%, 5/10/2021 15,000,000 15,545,330
2.30%, 8/15/2021 10,000,000 10,020,900
Wells Fargo & Co. ,
4.13%, 8/15/2023 7,000,000 7,602,161
83,426,379
Beverages 0.7%
Anheuser-Busch InBev
Worldwide, Inc. ,
4.15%, 1/23/2025 6,950,000 7,886,527
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 5,000,000 5,468,109
13,354,636
Biotechnology 0.8%
AbbVie, Inc. ,
4.88%, 2/15/2021(a) 930,000 944,927
3.45%, 3/15/2022(a) 10,000,000 10,400,601
2.60%, 11/21/2024(a) 2,000,000 2,123,223
13,468,751
Building Products 0.2%
Carrier Global Corp. ,
2.24%, 2/15/2025(a) 3,750,000 3,834,069
Capital Markets 2.2%
Goldman Sachs Group, Inc.
(The) ,
5.25%, 7/27/2021 4,000,000 4,200,027
(ICE LIBOR USD 3 Month +
1.05%), 2.91%, 6/5/2023(e) 7,000,000 7,256,436
3.75%, 5/22/2025 2,000,000 2,215,951
Morgan Stanley ,
5.75%, 1/25/2021 16,302,000 16,788,808
UBS Group AG ,
2.65%, 2/1/2022(a) 9,000,000 9,268,128
39,729,350
Diversified Telecommunication Services 0.9%
AT&T, Inc. ,
4.10%, 2/15/2028 5,102,000 5,836,459

NVIT Short Term Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 87
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
CCO Holdings LLC ,
5.75%, 2/15/2026(a) 10,000,000 10,343,400
16,179,859
Electric Utilities 0.8%
Evergy , Inc. ,
5.29%, 6/15/2022(c) 11,510,000 12,289,289
FirstEnergy Corp. ,
Series A, 1.60%, 1/15/2026 2,650,000 2,673,372
14,962,661
Food Products 0.3%
Kraft Heinz Foods Co. ,
3.00%, 6/1/2026 5,000,000 5,039,392
Health Care Providers & Services 0.6%
CVS Health Corp. ,
3.70%, 3/9/2023 10,775,000 11,571,643
Insurance 1.2%
Five Corners Funding Trust ,
4.42%, 11/15/2023(a) 7,577,000 8,440,543
MassMutual Global Funding II ,
0.85%, 6/9/2023(a) 7,000,000 7,029,629
Principal Life Global Funding
II ,
2.25%, 11/21/2024(a)(d) 6,000,000 6,335,889
21,806,061
Media 0.7%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 3,000,000 3,438,250
Comcast Corp. ,
3.70%, 4/15/2024(d) 7,500,000 8,300,848
11,739,098
Oil, Gas & Consumable Fuels 2.9%
Aker BP ASA ,
4.75%, 6/15/2024(a) 17,000,000 17,113,897
BP Capital Markets America,
Inc. ,
3.79%, 2/6/2024(d) 5,000,000 5,460,292
BP Capital Markets plc ,
3.81%, 2/10/2024 3,975,000 4,367,427
Energy Transfer Operating LP ,
4.25%, 3/15/2023 3,350,000 3,538,898
5.88%, 1/15/2024 3,500,000 3,896,560
Marathon Oil Corp. ,
3.85%, 6/1/2025(d) 3,000,000 3,024,129
MPLX LP ,
4.25%, 12/1/2027 2,500,000 2,710,417
Occidental Petroleum Corp. ,
2.70%, 8/15/2022 3,000,000 2,792,850
Sabine Pass Liquefaction
LLC ,
5.75%, 5/15/2024 4,000,000 4,504,599
Williams Cos., Inc. (The) ,
3.90%, 1/15/2025 4,500,000 4,926,759
52,335,828
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals 1.2%
Bristol-Myers Squibb Co. ,
2.88%, 8/15/2020(a) 5,000,000 5,014,494
2.90%, 7/26/2024(a) 8,900,000 9,627,504
Teva Pharmaceutical Finance
Netherlands III BV ,
2.20%, 7/21/2021(d) 1,555,000 1,523,340
Upjohn, Inc. ,
1.65%, 6/22/2025(a) 5,000,000 5,098,150
21,263,488
Professional Services 0.3%
Equifax, Inc. ,
2.60%, 12/1/2024 5,000,000 5,287,939
Road & Rail 0.4%
Ashtead Capital, Inc. ,
4.13%, 8/15/2025(a) 7,500,000 7,650,000
Semiconductors & Semiconductor Equipment 0.5%
QUALCOMM, Inc. ,
2.60%, 1/30/2023(d) 8,000,000 8,397,241
Thrifts & Mortgage Finance 0.6%
BPCE SA ,
4.00%, 9/12/2023(a) 3,000,000 3,239,196
5.70%, 10/22/2023(a) 6,800,000 7,577,539
10,816,735
Total Corporate Bonds
(cost $334,148,646)
346,829,724
Exchange Traded Fund 0.6%
Shares
Debt Funds 0.6%
iShares Short-Term Corporate
Bond ETF(d) 186,220 10,188,096
0
Total Exchange Traded Fund
(cost $10,011,187)
10,188,096
Loan Participations 0.5%
Principal
Amount ($)
Software 0.5%
Open Text Corp., 1st Lien
Term Loan B, (ICE LIBOR
USD 1 Month + 1.75%),
1.93%, 5/30/2025 (e) 945,417 920,013
TIBCO Software, Inc., 1st Lien
Term Loan, (ICE LIBOR
USD 1 Month + 3.75%),
3.93%, 6/30/2026 (e) 9,531,043 8,983,008
9,903,021
0
Total Loan Participations
(cost $10,229,524) 9,903,021

88 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Short Term Bond Fund
Mortgage-Backed Securities 1.8%
Principal
Amount ($) Value ($)
FHLMC Non Gold Pool
Pool# 1Q0648
3.65%, 6/1/2037(b) 324,016 339,322
Pool# 1B3601
4.32%, 10/1/2037(b) 128,238 128,616
FHLMC UMBS Pool
Pool# SB8004
2.50%, 7/1/2034 1,719,216 1,801,194
Pool# SD8001
3.50%, 7/1/2049 14,894,908 15,653,113
FNMA Pool
Pool# 747271
3.66%, 7/1/2034(b) 286,133 292,195
Pool# 886345
4.22%, 8/1/2036(b) 63,861 64,255
Pool# 949691
3.98%, 9/1/2037(b) 72,042 72,280
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 5,849,331 6,128,249
Pool# BN0906
4.00%, 11/1/2048 7,690,385 8,269,479
Total Mortgage-Backed Securities
(cost $31,658,913)
32,748,703
U.S. Treasury Obligations 41.9%
U.S. Treasury Bonds, 7.13%,
2/15/2023 5,000,000 5,913,867
U.S. Treasury Inflation Linked
Notes
0.13%, 4/15/2022 (f) 15,000,000 16,043,575
0.13%, 7/15/2022 (f) 73,000,000 83,303,209
U.S. Treasury Notes
2.63%, 7/31/2020 (d) 16,500,000 16,533,355
2.63%, 8/15/2020 (d) 2,000,000 2,006,040
1.63%, 10/15/2020 1,000,000 1,004,152
1.75%, 11/15/2020 (d) 8,000,000 8,045,938
2.38%, 12/31/2020 (d) 9,000,000 9,097,031
2.50%, 1/31/2021 (d) 11,500,000 11,653,633
2.38%, 3/15/2021 (d) 3,000,000 3,046,289
1.38%, 4/30/2021 (d) 10,000,000 10,098,437
2.63%, 5/15/2021 4,000,000 4,085,000
1.75%, 7/31/2021 20,000,000 20,340,625
2.13%, 8/15/2021 8,000,000 8,173,750
1.50%, 8/31/2021 50,000,000 50,763,672
1.50%, 9/30/2021 5,000,000 5,082,422
1.75%, 11/30/2021 57,000,000 58,271,367
2.00%, 11/30/2022 10,000,000 10,440,234
2.13%, 12/31/2022 (d) 5,135,000 5,385,131
0.25%, 4/15/2023 190,000,000 190,400,782
2.50%, 1/31/2024 24,000,000 25,963,125
2.00%, 5/31/2024 51,000,000 54,538,125
2.38%, 8/15/2024 50,000,000 54,398,438
2.25%, 10/31/2024 5,000,000 5,431,836
2.25%, 11/15/2024 8,000,000 8,697,188
2.00%, 8/15/2025 15,000,000 16,283,203
2.25%, 11/15/2025 4,000,000 4,406,719
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.63%, 1/31/2026 54,000,000 60,754,218
Total U.S. Treasury Obligations
(cost $729,094,524)
750,161,361
Repurchase Agreements 0.9%
Bank of America NA
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $7,649,922,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $7,802,901.
(g)(h) 7,649,903 7,649,903
NatWest Markets Securities,
Inc.
0.08%, dated 6/30/2020,
due 7/7/2020, repurchase
price $6,000,094,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042;
total market value
$6,120,016. (g)(h) 6,000,000 6,000,000
Pershing LLC
0.14%, dated 6/30/2020,
due 7/1/2020, repurchase
price $2,000,008,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
7/23/2020 - 12/20/2069;
total market value
$2,040,001. (g)(h) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $15,649,903)
15,649,903
Total Investments
(cost $1,774,243,671) — 100.9%
1,808,771,050
Liabilities in excess of other
assets — (0.9)% (17,018,727)
NET ASSETS — 100.0%
$ 1,791,752,323
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at June 30, 2020 was
$643,774,748 which represents 35.93% of net assets.

NVIT Short Term Bond Fund - June 30, 2020 (Unaudited) - Statement of Investments - 89
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2020.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2020.
(d) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $66,325,255, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $15,649,903 and by $52,652,341 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 4.63%, and maturity dates ranging
from 7/14/2020 – 11/15/2048, a total value of $68,302,244.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2020.
(f) Principal amounts are not adjusted for inflation.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $15,649,903.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REMICS Real Estate Mortgage Investment Conduits
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of June 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 3,855 9/2020 USD 851,292,422 200,074
200,074
Short Contracts
U.S. Treasury 5 Year Note (2,246) 9/2020 USD (282,416,953) (614,015)
U.S. Treasury 10 Year Note (552) 9/2020 USD (76,822,875) (157,184)
U.S. Treasury 10 Year Ultra Note (295) 9/2020 USD (46,457,891) (87,817)
(859,016)
(658,942)
At June 30, 2020, the Fund had $2,853,308 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

90 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Amundi NVIT Multi
Sector Bond Fund
DoubleLine NVIT Total
Return Tactical Fund
Assets:
Investment securities, at value
*
$ 242,641,539 $ 187,259,770
Repurchase agreement, at value 10,744,755 —
Cash 5,852,961 2,824,421
Cash pledged for swap contracts 7,877,828 —
Deposits with broker for futures contracts 2,454,610 —
Foreign currencies, at value 731,789 —
Interest receivable 2,189,979 806,804
Security lending income receivable 1,944 —
Receivable for investments sold 5,904,532 405,505
Receivable for capital shares issued 29,359 59,593
Reclaims receivable 2,875 —
Receivable for variation margin on futures contracts 549,691 —
Unrealized appreciation on forward foreign currency contracts (Note
2) 1,318 —
Receivable for reimbursement from investment adviser (Note 3) — 16,169
Prepaid expenses 1,566 1,083
Total Assets 278,984,746 191,373,345
Liabilities:
Payable for investments purchased 9,690,911 314,304
Payable for capital shares redeemed 41,898 32,400
Payable for variation margin on futures contracts — —
Payable for variation margin on centrally cleared credit default swap contracts 587,281 —
Unrealized depreciation on forward foreign currency contracts (Note
2) 44,502 —
Unrealized appreciation on unfunded commitments 9,875 —
Payable upon return of securities loaned (Note 2) 10,744,755 —
Payable for capital gain country tax 2,972 —
Accrued expenses and other payables:
Investment advisory fees 119,273 88,395
Fund administration fees 16,452 18,573
Distribution fees — 1,627
Administrative servicing fees 31,718 2,725
Accounting and transfer agent fees 4,784 7,209
Trustee fees 464 356
Due to custodian 963,790 —
Custodian fees 10 351
Compliance program costs (Note 3) 300 209
Professional fees 24,084 19,752
Printing fees 20,492 24,599
Other 3,037 6,637
Total Liabilities 22,306,598 517,137
Net Assets $ 256,678,148 $ 190,856,208
* Includes value of securities on loan (Note 2) 14,139,383 —
Cost of investment securities 256,942,579 185,128,444
Cost of repurchase agreement 10,744,755 —
Cost of foreign currencies 733,157 —
Represented by:
Capital $ 273,793,375 $ 187,003,134
Total distributable earnings (loss) (17,115,227) 3,853,074
Net Assets $ 256,678,148 $ 190,856,208

Fixed Income Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 91
Federated NVIT High
Income Bond Fund NVIT Core Bond Fund
NVIT Core Plus Bond
Fund
NVIT Government Bond
Fund
$ 117,566,540 $ 1,391,622,426 $ 1,839,866,424 $ 441,619,730
— 12,021,260 23,457,523 8,595,626
3,196,868 18,873,021 17,555,818 11,627,653
— — — —
— 8,271,068 1,690,000 —
— — 97,567 —
2,070,646 7,322,512 10,571,896 1,734,454
— 1,291 12,181 392
579,015 4,094,067 21,768,133 2,995
5,691 443 81,070 331,971
— — 47,752 —
— — — 407,932
— — — —
5,792 — — —
682 8,067 9,418 2,853
123,425,234 1,442,214,155 1,915,157,782 464,323,606
1,874,500 4,740,690 206,926,160 —
21,553 314,336 331,856 276,659
— 4,249,266 91,547 —
— — — —
— — — —
— — — —
— 12,021,260 23,457,523 8,595,626
— — — —
69,282 461,412 618,586 177,461
15,473 47,445 55,379 22,440
— 21,973 15,998 2,589
19,714 16,012 10,932 73,851
3,483 3,003 12,351 1,021
207 2,209 2,412 813
— — — —
2,156 15,904 22,948 2,937
139 1,524 1,802 502
22,661 19,772 22,103 15,219
7,658 8,922 8,009 19,787
5,466 4,556 5,376 4,829
2,042,292 21,928,284 231,582,982 9,193,734
$ 121,382,942 $ 1,420,285,871 $ 1,683,574,800 $ 455,129,872
— 21,099,345 44,934,854 8,353,399
124,197,012 1,324,199,950 1,775,282,927 413,982,221
— 12,021,260 23,457,523 8,595,626
— — 95,623 —
$ 129,133,921 $ 1,302,080,134 $ 1,560,599,843 $ 427,740,290
(7,750,979) 118,205,737 122,974,957 27,389,582
$ 121,382,942 $ 1,420,285,871 $ 1,683,574,800 $ 455,129,872

92 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Amundi NVIT Multi
Sector Bond Fund
DoubleLine NVIT Total
Return Tactical Fund
Net Assets:
Class I Shares $ 256,678,148 $ 1,243,468
Class II Shares — 13,305,179
Class IV Shares — —
Class Y Shares — 176,307,561
Total $ 256,678,148 $ 190,856,208
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 29,714,077 121,752
Class II Shares — 1,304,454
Class IV Shares — —
Class Y Shares — 17,233,512
Total 29,714,077 18,659,718
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 8 .64 $ 10 .21
Class II Shares $ — $ 10 .20
Class IV Shares $ — $ —
Class Y Shares $ — $ 10 .23
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 93
Federated NVIT High
Income Bond Fund NVIT Core Bond Fund
NVIT Core Plus Bond
Fund
NVIT Government Bond
Fund
$ 121,382,942 $ 22,074,223 $ 9,799,634 $ 430,094,779
— 106,031,297 78,461,082 12,480,620
— — — 12,548,580
— 1,292,180,351 1,595,314,084 5,893
$ 121,382,942 $ 1,420,285,871 $ 1,683,574,800 $ 455,129,872
19,435,630 1,912,605 810,145 37,436,373
— 9,229,630 6,499,887 1,092,684
— — — 1,092,990
— 111,960,958 131,353,157 513
19,435,630 123,103,193 138,663,189 39,622,560
$ 6 .25 $ 11 .54 $ 12 .10 $ 11 .49
$ — $ 11 .49 $ 12 .07 $ 11 .42
$ — $ — $ — $ 11 .48
$ — $ 11 .54 $ 12 .15 $ 11 .49

94 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government
Money Market Fund
NVIT Short Term
Bond Fund
Assets:
Investment securities, at value
*
$ 1,222,277,692 $ 1,793,121,147
Repurchase agreement, at value 684,000,000 15,649,903
Cash 631,438 7,896,314
Deposits with broker for futures contracts — 2,853,308
Interest receivable 727,525 8,094,121
Security lending income receivable — 2,979
Receivable for investments sold — 429,080
Receivable for capital shares issued 9,657,075 606,497
Receivable for variation margin on futures contracts — 618,109
Prepaid expenses 204,121 10,019
Total Assets 1,917,497,851 1,829,281,477
Liabilities:
Payable for capital shares redeemed 1,489,630 21,167,208
Payable upon return of securities loaned (Note 2) — 15,649,903
Accrued expenses and other payables:
Investment advisory fees 332,136 513,547
Fund administration fees 54,646 57,710
Distribution fees — 41,447
Administrative servicing fees — 40,908
Accounting and transfer agent fees 1,024 4,210
Trustee fees 2,897 2,841
Custodian fees 10 15,642
Compliance program costs (Note 3) 1,794 1,940
Professional fees 10,953 19,945
Printing fees 30,641 8,230
Other 3,852 5,623
Total Liabilities 1,927,583 37,529,154
Net Assets $ 1,915,570,268 $ 1,791,752,323
* Includes value of securities on loan (Note 2) — 66,325,255
Cost of investment securities 1,222,277,692 1,758,593,768
Cost of repurchase agreement 684,000,000 15,649,903
Represented by:
Capital $ 1,915,578,322 $ 1,790,162,990
Total distributable earnings (loss) (8,054) 1,589,333
Net Assets $ 1,915,570,268 $ 1,791,752,323

Fixed Income Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 95
The accompanying notes are an integral part of these financial statements.
NVIT Government
Money Market Fund
NVIT Short Term
Bond Fund
Net Assets:
Class I Shares $ 928,806,429 $ 133,940,027
Class II Shares 186,763,526 180,275,803
Class IV Shares 35,022,274 —
Class V Sh ares 629,580,320 —
Class Y Shares 135,397,719 1,477,536,493
Total $ 1,915,570,268 $ 1,791,752,323
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 928,812,608 12,789,927
Class II Shares 186,761,902 17,308,383
Class IV Shares 35,022,667 —
Class V Shares 629,585,873 —
Class Y Shares 135,397,292 140,946,873
Total 1,915,580,342 171,045,183
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 1.00 $ 10.47
Class II Shares $ 1.00 $ 10.42
Class IV Shares $ 1.00 $ —
Class V Shares $ 1.00 $ —
Class Y Shares $ 1.00 $ 10.48
Amounts designated as "—" are zero or have been rounded to zero.

96 - Statements of Operations - For the Six Months Ended June 30, 2020 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Amundi NVIT Multi
Sector Bond Fund
DoubleLine NVIT
Total Return Tactical
Fund
INVESTMENT INCOME:
Interest income $ 7,148,400 $ 2,873,940
Income from securities lending (Note 2) 22,022 —
Dividend income — 104,985
Foreign tax withholding — (159)
Total Income 7,170,422 2,978,766
EXPENSES:
Investment advisory fees 737,455 547,691
Fund administration fees 69,521 60,207
Distribution fees Class II Shares — 17,869
Administrative servicing fees Class I Shares 194,345 1,075
Administrative servicing fees Class II Shares — 17,869
Administrative servicing fees Class IV Shares — —
Professional fees 30,681 24,395
Printing fees 20,368 918
Trustee fees 4,520 3,287
Custodian fees 5,452 3,493
Accounting and transfer agent fees 6,035 15,838
Compliance program costs (Note 3) 569 421
Other 4,016 1,359
Total expenses before fees waived and expenses reimbursed 1,072,962 694,422
Distribution fees waived - Class II (Note 3) — (7,147)
Investment advisory fees waived (Note 3) — —
Expenses reimbursed by adviser (Note 3) — (108,607)
Net Expenses 1,072,962 578,668
NET INVESTMENT INCOME 6,097,460 2,400,098
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities † 2,621,981 878,340
Expiration or closing of futures contracts (Note 2) (10,741,959) —
Transactions of forward foreign currency contracts (Note 2) (73,498) —
Foreign currency transactions (Note 2) 254,140 —
Expiration or closing of swap contracts (Note 2) 7,863,957 —
Net realized gains (losses) (75,379) 878,340
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (26,236,993) (421,592)
Futures contracts (Note 2) (1,811,388) —
Forward foreign currency contracts (Note 2) 345,357 —
Translation of assets and liabilities denominated in foreign currencies (2,554) —
Swap contracts (Note 2) 4,856,432 —
Unfunded Commitments (17,775) —
Net change in unrealized appreciation/depreciation (22,866,921) (421,592)
Net realized/unrealized gains (losses) (22,942,300) 456,748
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (16,844,840) $ 2,856,846
† Net of capital gain country taxes $ 71 $ —
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - For the Six Months Ended June 30, 2020 (Unaudited) - Statements of Operations - 97
Federated NVIT High
Income Bond Fund NVIT Core Bond Fund
NVIT Core Plus Bond
Fund
NVIT Government Bond
Fund
$ 3,663,149 $ 21,244,386 $ 26,563,693 $ 6,085,810
— 13,060 61,845 2,814
— — — —
— — (472) —
3,663,149 21,257,446 26,625,066 6,088,624
399,086 2,801,854 3,709,947 1,182,643
52,980 222,893 256,673 96,188
— 135,247 97,893 16,078
90,449 15,974 6,860 344,724
— 81,149 58,737 9,647
— — — 9,281
25,811 53,325 61,015 27,398
6,128 6,077 4,756 16,514
2,042 24,857 29,099 8,524
2,827 27,475 34,727 8,995
8,030 6,466 26,616 1,975
262 3,179 3,720 1,087
999 17,161 20,233 4,962
588,614 3,395,657 4,310,276 1,728,016
— — — —
— — — (36,362)
(39,195) — — —
549,419 3,395,657 4,310,276 1,691,654
3,113,730 17,861,789 22,314,790 4,396,970
(623,673) 3,902,584 34,531,153 6,555,134
— 20,074,287 9,970,603 1,821,763
— — — —
— — — —
(123,646) — — —
(747,319) 23,976,871 44,501,756 8,376,897
(7,847,341) 23,368,829 15,651,733 14,071,808
— 2,879,486 948,338 126,242
— — — —
— — (30,776) —
(57,664) — — —
— — — —
(7,905,005) 26,248,315 16,569,295 14,198,050
(8,652,324) 50,225,186 61,071,051 22,574,947
$ (5,538,594) $ 68,086,975 $ 83,385,841 $ 26,971,917
$ — $ — $ — $ —

98 - Statements of Operations - For the Six Months Ended June 30, 2020 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT
Government
Money Market
Fund
NVIT Short
Term Bond
Fund
INVESTMENT INCOME:
Interest income $ 7,983,710 $ 19,549,359
Dividend income 7,072 40,853
Income from securities lending (Note 2) — 29,503
Total Income 7,990,782 19,619,715
EXPENSES:
Investment advisory fees 2,672,576 3,096,696
Fund administration fees 267,763 275,886
Distribution fees Class II Shares 229,825 232,355
Administrative servicing fees Class I Shares 430,140 98,762
Administrative servicing fees Class II Shares 89,429 139,414
Administrative servicing fees Class IV Shares 16,270 —
Administrative servicing fees Class V Shares 216,742 —
Professional fees 54,679 61,994
Printing fees 23,137 6,516
Trustee fees 31,373 31,388
Custodian fees 21,719 34,206
Accounting and transfer agent fees 2,289 9,295
Compliance program costs (Note 3) 4,061 4,003
Other 19,514 21,811
Total expenses before fees waived 4,079,517 4,012,326
Distribution fees voluntarily waived - Class II (Note 3) (132,866) —
Investment advisory fees voluntarily waived (Note 3) (155,286) —
Net Expenses 3,791,365 4,012,326
NET INVESTMENT INCOME 4,199,417 15,607,389
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 6,041 6,149,854
Expiration or closing of futures contracts (Note 2) — (8,705,444)
Net realized gains (losses) 6,041 (2,555,590)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities — 18,514,447
Futures contracts (Note 2) — (2,479,587)
Net change in unrealized appreciation/depreciation — 16,034,860
Net realized/unrealized gains (losses) 6,041 13,479,270
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 4,205,458 $ 29,086,659
Amounts designated as "—" are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.
100 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - Fixed Income Funds
Amundi NVIT Multi Sector Bond Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 6,097,460 $ 12,483,852
Net realized gains (losses) (75,379) (5,237,255)
Net change in unrealized appreciation/depreciation (22,866,921) 18,394,157
Change in net assets resulting from operations (16,844,840) 25,640,754
Distributions to Shareholders From:
Distributable earnings:
Class I — (13,455,994)
Class II — —
Class Y — —
Return of capital:
Class I — (325,506)
Change in net assets from shareholder distributions — (13,781,500)
Change in net assets from capital transactions (10,638,871) (27,543,948)
Change in net assets (27,483,711) (15,684,694)
Net Assets:
Beginning of period 284,161,859 299,846,553
End of period $ 256,678,148 $ 284,161,859
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 13,574,560 $ 34,690,326
Dividends reinvested — 13,781,500
Cost of shares redeemed (24,213,431) (76,015,774)
Total Class I Shares (10,638,871) (27,543,948)
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ (10,638,871) $ (27,543,948)
SHARE TRANSACTIONS:
Class I Shares
Issued 1,550,199 3,830,303
Reinvested — 1,519,379
Redeemed (2,912,013) (8,384,957)
Total Class I Shares (1,361,814) (3,035,275)
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares (1,361,814) (3,035,275)
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 101
DoubleLine NVIT Total Return Tactical Fund Federated NVIT High Income Bond Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
$ 2,400,098 $ 5,320,956 $ 3,113,730 $ 7,079,324
878,340 329,267 (747,319) (57,420)
(421,592) 6,344,834 (7,905,005) 11,126,787
2,856,846 11,995,057 (5,538,594) 18,148,691
— (14,421) — (7,288,478)
— (390,687) — —
— (5,902,875) — —
— — — —
— (6,307,983) — (7,288,478)
2,097,408 5,131,086 (3,728,182) (5,784,138)
4,954,254 10,818,160 (9,266,776) 5,076,075
185,901,954 175,083,794 130,649,718 125,573,643
$ 190,856,208 $ 185,901,954 $ 121,382,942 $ 130,649,718
$ 750,000 $ 463,992 $ 31,853,339 $ 24,270,618
— 14,421 — 7,288,478
(3,498) (5,774) (35,581,521) (37,343,234)
746,502 472,639 (3,728,182) (5,784,138)
19,284,615 8,257,236 — —
— 390,687 — —
(18,732,755) (1,367,988) — —
551,860 7,279,935 — —
16,280,341 20,712,634 — —
— 5,902,875 — —
(15,481,295) (29,236,997) — —
799,046 (2,621,488) — —
$ 2,097,408 $ 5,131,086 $ (3,728,182) $ (5,784,138)
75,167 45,549 5,115,572 3,714,777
— 1,430 — 1,134,115
(348) (562) (5,744,827) (5,694,081)
74,819 46,417 (629,255) (845,189)
1,877,555 822,461 — —
— 38,769 — —
(1,859,620) (135,079) — —
17,935 726,151 — —
1,606,472 2,047,230 — —
— 585,040 — —
(1,536,970) (2,919,957) — —
69,502 (287,687) — —
162,256 484,881 (629,255) (845,189)

The accompanying notes are an integral part of these financial statements.
102 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - Fixed Income Funds
NVIT Core Bond Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 17,861,789 $ 41,026,553
Net realized gains 23,976,871 26,473,524
Net change in unrealized appreciation/depreciation 26,248,315 55,813,086
Change in net assets resulting from operations 68,086,975 123,313,163
Distributions to Shareholders From:
Distributable earnings:
Class I — (545,828)
Class II — (2,861,823)
Class IV — —
Class Y — (39,796,045)
Change in net assets from shareholder distributions — (43,203,696)
Change in net assets from capital transactions (68,896,572) (80,288,717)
Change in net assets (809,597) (179,250)
Net Assets:
Beginning of period 1,421,095,468 1,421,274,718
End of period $ 1,420,285,871 $ 1,421,095,468
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 6,873,830 $ 7,641,094
Dividends reinvested — 545,828
Cost of shares redeemed (4,983,690) (4,007,495)
Total Class I Shares 1,890,140 4,179,427
Class II Shares
Proceeds from shares issued 15,906,197 21,816,643
Dividends reinvested — 2,861,823
Cost of shares redeemed (19,600,401) (20,351,504)
Total Class II Shares (3,694,204) 4,326,962
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Class Y Shares
Proceeds from shares issued 20,478,331 68,090,910
Dividends reinvested — 39,796,045
Cost of shares redeemed (87,570,839) (196,682,061)
Total Class Y Shares (67,092,508) (88,795,106)
Change in net assets from capital transactions $ (68,896,572) $ (80,288,717)

Fixed Income Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 103
NVIT Core Plus Bond Fund NVIT Government Bond Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
$ 22,314,790 $ 49,056,686 $ 4,396,970 $ 10,252,507
44,501,756 37,928,511 8,376,897 3,353,367
16,569,295 73,355,301 14,198,050 14,883,243
83,385,841 160,340,498 26,971,917 28,489,117
— (274,969) — (10,291,538)
— (2,196,372) — (268,894)
— — — (274,691)
— (51,799,609) — (137)
— (54,270,950) — (10,835,260)
(88,030,613) (100,697,025) (36,505,059) 29,231,095
(4,644,772) 5,372,523 (9,533,142) 46,884,952
1,688,219,572 1,682,847,049 464,663,014 417,778,062
$ 1,683,574,800 $ 1,688,219,572 $ 455,129,872 $ 464,663,014
$ 1,588,798 $ 3,772,647 $ 126,198,274 $ 171,467,886
— 274,969 — 10,291,538
(1,306,959) (1,974,594) (162,546,285) (158,099,367)
281,839 2,073,022 (36,348,011) 23,660,057
8,929,074 18,292,036 5,678,719 16,855,964
— 2,196,372 — 268,894
(13,692,579) (21,325,003) (5,530,845) (11,195,065)
(4,763,505) (836,595) 147,874 5,929,793
— — 1,274,147 2,480,052
— — — 274,691
— — (1,579,069) (3,110,235)
— — (304,922) (355,492)
26,306,647 89,005,954 — —
— 51,799,609 — 137
(109,855,594) (242,739,015) — (3,400)
(83,548,947) (101,933,452) — (3,263)
$ (88,030,613) $ (100,697,025) $ (36,505,059) $ 29,231,095

The accompanying notes are an integral part of these financial statements.
104 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - Fixed Income Funds
NVIT Core Bond Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
SHARE TRANSACTIONS:
Class I Shares
Issued 609,449 686,356
Reinvested — 49,376
Redeemed (443,062) (363,243)
Total Class I Shares 166,387 372,489
Class II Shares
Issued 1,429,190 1,999,477
Reinvested — 259,700
Redeemed (1,753,685) (1,872,064)
Total Class II Shares (324,495) 387,113
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Class Y Shares
Issued 1,828,804 6,079,523
Reinvested — 3,602,337
Redeemed (7,756,291) (17,959,914)
Total Class Y Shares (5,927,487) (8,278,054)
Total change in shares (6,085,595) (7,518,452)
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 105
NVIT Core Plus Bond Fund NVIT Government Bond Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
135,285 325,009 11,282,593 15,905,320
— 23,827 — 942,459
(112,819) (171,158) (14,400,808) (14,514,820)
22,466 177,678 (3,118,215) 2,332,959
770,362 1,600,131 508,631 1,570,134
— 190,242 — 24,731
(1,192,975) (1,879,561) (493,215) (1,035,201)
(422,613) (89,188) 15,416 559,664
— — 112,298 225,987
— — — 25,181
— — (139,590) (285,638)
— — (27,292) (34,470)
2,276,812 7,581,357 — —
— 4,471,558 — 13
(9,322,655) (21,151,950) — (318)
(7,045,843) (9,099,035) — (305)
(7,445,990) (9,010,545) (3,130,091) 2,857,848

The accompanying notes are an integral part of these financial statements.
106 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - Fixed Income Funds
NVIT Government Money Market Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 4,199,417 $ 28,850,226
Net realized gains (losses) 6,041 —
Net change in unrealized appreciation/depreciation — —
Change in net assets resulting from operations 4,205,458 28,850,226
Distributions to Shareholders From:
Distributable earnings:
Class I (1,999,359) (14,219,814)
Class II (258,890) (2,287,161)
Class IV (78,504) (581,460)
Class V (1,670,615) (11,394,944)
Class Y (192,049) (366,956)
Change in net assets from shareholder distributions (4,199,417) (28,850,335)
Change in net assets from capital transactions 293,300,600 (58,992,176)
Change in net assets 293,306,641 (58,992,285)
Net Assets:
Beginning of period 1,622,263,627 1,681,255,912
End of period $ 1,915,570,268 $ 1,622,263,627
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 346,487,290 $ 267,550,125
Dividends reinvested 1,999,359 14,219,814
Cost of shares redeemed (215,202,515) (360,463,937)
Total Class I Shares 133,284,134 (78,693,998)
Class II Shares
Proceeds from shares issued 304,657,996 337,281,646
Dividends reinvested 258,890 2,287,161
Cost of shares redeemed (248,582,848) (423,298,840)
Total Class II Shares 56,334,038 (83,730,033)
Class IV Shares
Proceeds from shares issued 12,283,101 8,810,191
Dividends reinvested 78,504 581,460
Cost of shares redeemed (8,336,002) (12,930,198)
Total Class IV Shares 4,025,603 (3,538,547)
Class V Shares
Proceeds from shares issued 571,177,108 592,604,150
Dividends reinvested 1,670,474 11,394,944
Cost of shares redeemed (562,856,983) (542,739,661)
Total Class V Shares 9,990,599 61,259,433
Class Y Shares
Proceeds from shares issued 243,792,922 161,357,736
Dividends reinvested 192,049 366,416
Cost of shares redeemed (154,318,745) (116,013,183)
Total Class Y Shares 89,666,226 45,710,969
Change in net assets from capital transactions $ 293,300,600 $ (58,992,176)

Fixed Income Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 107
NVIT Short Term Bond Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
$ 15,607,389 $ 43,164,407
(2,555,590) (6,435,816)
16,034,860 41,724,986
29,086,659 78,453,577
— (3,171,373)
— (3,851,121)
— —
— —
— (39,432,187)
— (46,454,681)
(53,632,669) (59,937,668)
(24,546,010) (27,938,772)
1,816,298,333 1,844,237,105
$ 1,791,752,323 $ 1,816,298,333
$ 9,786,838 $ 27,424,317
— 3,171,373
(7,695,897) (7,103,623)
2,090,941 23,492,067
60,848,389 42,762,365
— 3,851,121
(56,242,651) (64,261,080)
4,605,738 (17,647,594)
— —
— —
— —
— —
— —
— —
— —
— —
45,524,502 80,751,489
— 39,432,187
(105,853,850) (185,965,817)
(60,329,348) (65,782,141)
$ (53,632,669) $ (59,937,668)

The accompanying notes are an integral part of these financial statements.
108 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - Fixed Income Funds
NVIT Government Money Market Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
SHARE TRANSACTIONS:
Class I Shares
Issued 346,487,289 267,550,090
Reinvested 1,999,358 14,219,848
Redeemed (215,202,515) (360,463,937)
Total Class I Shares 133,284,132 (78,693,999)
Class II Shares
Issued 304,657,995 337,281,647
Reinvested 258,891 2,287,161
Redeemed (248,582,848) (423,298,840)
Total Class II Shares 56,334,038 (83,730,032)
Class IV Shares
Issued 12,283,101 8,810,191
Reinvested 78,504 581,460
Redeemed (8,336,002) (12,930,198)
Total Class IV Shares 4,025,603 (3,538,547)
Class V Shares
Issued 571,177,108 592,604,018
Reinvested 1,670,474 11,395,076
Redeemed (562,856,983) (542,739,661)
Total Class V Shares 9,990,599 61,259,433
Class Y Shares
Issued 243,792,923 161,357,736
Reinvested 192,048 366,416
Redeemed (154,318,745) (116,013,183)
Total Class Y Shares 89,666,226 45,710,969
Total change in shares 293,300,598 (58,992,176)
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 109
NVIT Short Term Bond Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
953,101 2,666,636
— 307,512
(742,833) (686,417)
210,268 2,287,731
5,920,180 4,134,445
— 374,857
(5,456,131) (6,258,018)
464,049 (1,748,716)
— —
— —
— —
— —
— —
— —
— —
— —
4,413,916 7,727,788
— 3,823,422
(10,223,775) (17,963,066)
(5,809,859) (6,411,856)
(5,135,542) (5,872,841)

110 - Financial Highlights - June 30, 2020 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Amundi NVIT Multi Sector Bond
Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 9 .14 0.20 (0.70) (0.50) — — — — $ 8 .64 (5.47)% $ 256,678,148 0.83% 4.71% 0.83% 67.57%
Year Ended December 31, 2019 $ 8 .79 0.39 0.41 0.80 (0.44) — (0.01) (0.45) $ 9 .14 9.17% $ 284,161,859 0.82% 4.28% 0.82% 212.51%
Year Ended December 31, 2018 $ 9 .26 0.34 (0.56) (0.22) (0.25) — — (0.25) $ 8 .79 (2.34)% $ 299,846,553 0.82% 3.73% 0.82% 234.11%
Year Ended December 31, 2017 $ 9 .13 0.33 0.25 0.58 (0.45) — — (0.45) $ 9 .26 6.33% $ 314,720,566 0.82% 3.47% 0.82% 218.04%
Year Ended December 31, 2016 $ 8 .68 0.36 0.39 0.75 (0.30) — — (0.30) $ 9 .13 8.65% $ 285,691,722 0.88% 3.90% 0.88% 333.79%
Year Ended December 31, 2015 $ 9 .12 0.34 (0.60) (0.26) (0.18) — — (0.18) $ 8 .68 (2.89)% $ 268,928,575 0.89% 3.75% 0.89% 390.73%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.

Fixed Income Funds - June 30, 2020 (Unaudited) - Financial Highlights - 111
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
DoubleLine NVIT Total Return
Tactical Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .05 0.11 0.05 0.16 — — — $ 10 .21 1.59% $ 1,243,468 0.83% 2.21% 0.95% 23.13%
Year Ended December 31, 2019 $ 9 .72 0.27 0.40 0.67 (0.34) — (0.34) $ 10 .05 6.87% $ 471,591 0.81% 2.60% 0.96% 50.92%
Year Ended December 31, 2018 $ 9 .96 0.28 (0.25) 0.03 (0.27) — (0.27) $ 9 .72 0.31% $ 5,018 0.80% 2.86% 0.97% 32.42%
Period Ended December 31, 2017(g) $ 10 .00 0.04 (0.04) — (0.04) — (0.04) $ 9 .96 0.03% $ 5,000 0.83% 1.93% 42.79% 69.88%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .04 0.11 0.05 0.16 — — — $ 10 .20 1.59% $ 13,305,179 0.98% 2.18% 1.20% 23.13%
Year Ended December 31, 2019 $ 9 .72 0.26 0.38 0.64 (0.32) — (0.32) $ 10 .04 6.59% $ 12,914,415 0.98% 2.57% 1.22% 50.92%
Year Ended December 31, 2018 $ 9 .96 0.27 (0.24) 0.03 (0.27) — (0.27) $ 9 .72 0.30% $ 5,444,108 0.98% 2.72% 1.24% 32.42%
Period Ended December 31, 2017(g) $ 10 .00 0.04 (0.04) — (0.04) — (0.04) $ 9 .96 0.01% $ 4,999 0.94% 1.87% 42.99% 69.88%
Class Y Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .05 0.13 0.05 0.18 — — — $ 10 .23 1.79% $ 176,307,561 0.58% 2.57% 0.70% 23.13%
Year Ended December 31, 2019 $ 9 .72 0.30 0.38 0.68 (0.35) — (0.35) $ 10 .05 7.04% $ 172,515,948 0.58% 3.00% 0.72% 50.92%
Year Ended December 31, 2018 $ 9 .96 0.30 (0.25) 0.05 (0.29) — (0.29) $ 9 .72 0.52% $ 169,634,668 0.58% 3.04% 0.74% 32.42%
Period Ended December 31, 2017(g) $ 10 .00 0.05 (0.04) 0.01 (0.05) — (0.05) $ 9 .96 0.09% $ 166,662,869 0.58% 2.27% 0.74% 69.88%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from October 17, 2017 (commencement of operations) through December 31, 2017. Total return is calculated based on inception date of October 16,
2017 through December 31, 2017.

112 - Financial Highlights - June 30, 2020 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Federated NVIT High Income Bond
Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 6 .51 0.16 (0.42) (0.26) — — — $ 6 .25 (3.99)% $ 121,382,942 0.91% 5.17% 0.98% 19.89%
Year Ended December 31, 2019 $ 6 .01 0.34 0.54 0.88 (0.38) — (0.38) $ 6 .51 14.74% $ 130,649,718 0.91% 5.27% 0.96% 29.22%
Year Ended December 31, 2018 $ 6 .59 0.34 (0.53) (0.19) (0.39) — (0.39) $ 6 .01 (3.00)% $ 125,573,643 0.91% 5.21% 0.94% 18.29%
Year Ended December 31, 2017 $ 6 .53 0.35 0.09 0.44 (0.38) — (0.38) $ 6 .59 6.76% $ 159,213,025 0.91% 5.14% 0.92% 29.50%
Year Ended December 31, 2016 $ 6 .05 0.35 0.51 0.86 (0.38) — (0.38) $ 6 .53 14.16% $ 167,518,400 0.91% 5.42% 0.92% 44.05%
Year Ended December 31, 2015 $ 6 .65 0.36 (0.54) (0.18) (0.36) (0.06) (0.42) $ 6 .05 (2.61)% $ 150,010,604 0.93% 5.44% 0.94% 47.97%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fixed Income Funds - June 30, 2020 (Unaudited) - Financial Highlights - 113
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT Core Bond Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 11 .01 0.13 0.40 0.53 — — — $ 11 .54 4.81% $ 22,074,223 0.59% 2.39% 0.59% 17.76%
Year Ended December 31, 2019 $ 10 .41 0.31 0.62 0.93 (0.33) — (0.33) $ 11 .01 8.94% $ 19,226,645 0.59% 2.78% 0.59% 43.79%
Year Ended December 31, 2018 $ 10 .80 0.31 (0.36) (0.05) (0.34) — (0.34) $ 10 .41 (0.42)% $ 14,298,578 0.59% 2.96% 0.59% 33.67%
Year Ended December 31, 2017 $ 10 .66 0.32 0.15 0.47 (0.33) — (0.33) $ 10 .80 4.40% $ 15,215,669 0.59% 2.94% 0.59% 37.76%
Year Ended December 31, 2016 $ 10 .46 0.32 0.24 0.56 (0.34) (0.02) (0.36) $ 10 .66 5.35% $ 15,269,054 0.59% 2.91% 0.59% 65.34%
Year Ended December 31, 2015 $ 10 .92 0.33 (0.41) (0.08) (0.33) (0.05) (0.38) $ 10 .46 (0.72)% $ 13,877,606 0.59% 2.99% 0.59% 26.89%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .97 0.12 0.40 0.52 — — — $ 11 .49 4.74% $ 106,031,297 0.84% 2.14% 0.84% 17.76%
Year Ended December 31, 2019 $ 10 .37 0.28 0.62 0.90 (0.30) — (0.30) $ 10 .97 8.70% $ 104,838,783 0.84% 2.54% 0.84% 43.79%
Year Ended December 31, 2018 $ 10 .76 0.29 (0.37) (0.08) (0.31) — (0.31) $ 10 .37 (0.69)% $ 95,092,147 0.84% 2.71% 0.84% 33.67%
Year Ended December 31, 2017 $ 10 .62 0.29 0.15 0.44 (0.30) — (0.30) $ 10 .76 4.18% $ 103,549,044 0.84% 2.68% 0.84% 37.76%
Year Ended December 31, 2016 $ 10 .43 0.29 0.23 0.52 (0.31) (0.02) (0.33) $ 10 .62 5.00% $ 99,499,029 0.84% 2.66% 0.84% 65.34%
Year Ended December 31, 2015 $ 10 .88 0.30 (0.40) (0.10) (0.30) (0.05) (0.35) $ 10 .43 (0.88)% $ 97,493,594 0.84% 2.73% 0.84% 26.89%
Class Y Shares
Six Months Ended June 30,
2020 (Unaudited) $ 11 .00 0.14 0.40 0.54 — — — $ 11 .54 4.91% $ 1,292,180,351 0.44% 2.54% 0.44% 17.76%
Year Ended December 31, 2019 $ 10 .40 0.32 0.63 0.95 (0.35) — (0.35) $ 11 .00 9.09% $ 1,297,030,040 0.44% 2.94% 0.44% 43.79%
Year Ended December 31, 2018 $ 10 .79 0.33 (0.36) (0.03) (0.36) — (0.36) $ 10 .40 (0.27)% $ 1,311,883,993 0.44% 3.11% 0.44% 33.67%
Year Ended December 31, 2017 $ 10 .65 0.34 0.15 0.49 (0.35) — (0.35) $ 10 .79 4.56% $ 1,454,759,299 0.44% 3.09% 0.44% 37.76%
Year Ended December 31, 2016 $ 10 .45 0.33 0.25 0.58 (0.36) (0.02) (0.38) $ 10 .65 5.51% $ 1,379,461,323 0.44% 3.07% 0.44% 65.34%
Year Ended December 31, 2015 $ 10 .91 0.34 (0.40) (0.06) (0.35) (0.05) (0.40) $ 10 .45 (0.56)% $ 1,411,996,907 0.44% 3.14% 0.44% 26.89%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

114 - Financial Highlights - June 30, 2020 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT Core Plus Bond Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 11 .52 0.15 0.43 0.58 — — — $ 12 .10 5.03% $ 9,799,634 0.65% 2.55% 0.65% 93.37%
Year Ended December 31, 2019 $ 10 .82 0.32 0.75 1.07 (0.37) — (0.37) $ 11 .52 9.89% $ 9,073,143 0.65% 2.78% 0.65% 173.78%
Year Ended December 31, 2018 $ 11 .26 0.31 (0.45) (0.14) (0.30) — (0.30) $ 10 .82 (1.20)% $ 6,599,863 0.64% 2.78% 0.64% 214.05%
Year Ended December 31, 2017 $ 11 .12 0.26 0.18 0.44 (0.30) — (0.30) $ 11 .26 3.94% $ 7,097,850 0.64% 2.27% 0.64% 230.72%
Year Ended December 31, 2016 $ 11 .11 0.26 0.16 0.42 (0.36) (0.05) (0.41) $ 11 .12 3.70% $ 6,202,205 0.64% 2.26% 0.64% 217.66%
Year Ended December 31, 2015 $ 11 .45 0.25 (0.29) (0.04) (0.21) (0.09) (0.30) $ 11 .11 (0.32)% $ 5,892,000 0.64% 2.19% 0.64% 219.93%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 11 .51 0.13 0.43 0.56 — — — $ 12 .07 4.87% $ 78,461,082 0.90% 2.30% 0.90% 93.37%
Year Ended December 31, 2019 $ 10 .81 0.29 0.75 1.04 (0.34) — (0.34) $ 11 .51 9.59% $ 79,673,654 0.90% 2.55% 0.90% 173.78%
Year Ended December 31, 2018 $ 11 .25 0.28 (0.45) (0.17) (0.27) — (0.27) $ 10 .81 (1.45)% $ 75,781,777 0.89% 2.53% 0.89% 214.05%
Year Ended December 31, 2017 $ 11 .10 0.23 0.19 0.42 (0.27) — (0.27) $ 11 .25 3.77% $ 80,120,548 0.89% 2.02% 0.89% 230.72%
Year Ended December 31, 2016 $ 11 .10 0.23 0.15 0.38 (0.33) (0.05) (0.38) $ 11 .10 3.34% $ 81,580,753 0.89% 2.02% 0.89% 217.66%
Year Ended December 31, 2015 $ 11 .43 0.22 (0.28) (0.06) (0.18) (0.09) (0.27) $ 11 .10 (0.52)% $ 79,751,703 0.89% 1.94% 0.89% 219.93%
Class Y Shares
Six Months Ended June 30,
2020 (Unaudited) $ 11 .56 0.16 0.43 0.59 — — — $ 12 .15 5.10% $ 1,595,314,084 0.50% 2.70% 0.50% 93.37%
Year Ended December 31, 2019 $ 10 .85 0.34 0.75 1.09 (0.38) — (0.38) $ 11 .56 10.08% $ 1,599,472,775 0.50% 2.96% 0.50% 173.78%
Year Ended December 31, 2018 $ 11 .29 0.32 (0.44) (0.12) (0.32) — (0.32) $ 10 .85 (1.05)% $ 1,600,465,409 0.49% 2.93% 0.49% 214.05%
Year Ended December 31, 2017 $ 11 .15 0.28 0.17 0.45 (0.31) — (0.31) $ 11 .29 4.08% $ 1,791,175,013 0.49% 2.42% 0.49% 230.72%
Year Ended December 31, 2016 $ 11 .14 0.28 0.15 0.43 (0.37) (0.05) (0.42) $ 11 .15 3.84% $ 1,688,703,398 0.49% 2.42% 0.49% 217.66%
Year Ended December 31, 2015 $ 11 .48 0.27 (0.29) (0.02) (0.23) (0.09) (0.32) $ 11 .14 (0.19)% $ 1,728,693,574 0.49% 2.34% 0.49% 219.93%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Fixed Income Funds - June 30, 2020 (Unaudited) - Financial Highlights - 115
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Government Bond Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .87 0.10 0.52 0.62 — — — $ 11 .49 5.70% $ 430,094,779 0.69% 1.82% 0.71% 32.57%
Year Ended December 31, 2019 $ 10 .47 0.24 0.42 0.66 (0.26) — (0.26) $ 10 .87 6.27% $ 440,831,529 0.69% 2.17% 0.71% 50.89%
Year Ended December 31, 2018 $ 10 .71 0.23 (0.24) (0.01) (0.23) — (0.23) $ 10 .47 (0.05)% $ 400,283,738 0.70% 2.16% 0.72% 40.81%
Year Ended December 31, 2017 $ 10 .72 0.21 0.01 0.22 (0.23) — (0.23) $ 10 .71 2.08% $ 398,748,423 0.69% 1.93% 0.71% 46.88%
Year Ended December 31, 2016 $ 10 .86 0.20 (0.12) 0.08 (0.22) — (0.22) $ 10 .72 0.74% $ 431,740,671 0.69% 1.79% 0.70% 32.76%
Year Ended December 31, 2015 $ 11 .07 0.18 (0.19) (0.01) (0.20) — (0.20) $ 10 .86 (0.11)% $ 466,960,399 0.68% 1.62% 0.70% 18.76%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .82 0.09 0.51 0.60 — — — $ 11 .42 5.55% $ 12,480,620 0.94% 1.56% 0.96% 32.57%
Year Ended December 31, 2019 $ 10 .43 0.20 0.43 0.63 (0.24) — (0.24) $ 10 .82 6.01% $ 11,656,670 0.94% 1.88% 0.95% 50.89%
Year Ended December 31, 2018 $ 10 .68 0.20 (0.23) (0.03) (0.22) — (0.22) $ 10 .43 (0.25)% $ 5,399,181 0.95% 1.94% 0.96% 40.81%
Year Ended December 31, 2017 $ 10 .69 0.18 0.02 0.20 (0.21) — (0.21) $ 10 .68 1.83% $ 2,713,275 0.94% 1.67% 0.96% 46.88%
Year Ended December 31, 2016 $ 10 .83 0.17 (0.12) 0.05 (0.19) — (0.19) $ 10 .69 0.48% $ 2,580,784 0.94% 1.55% 0.95% 32.76%
Year Ended December 31, 2015 $ 11 .04 0.15 (0.19) (0.04) (0.17) — (0.17) $ 10 .83 (0.37)% $ 2,349,620 0.93% 1.36% 0.94% 18.76%
Class IV Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .86 0.10 0.52 0.62 — — — $ 11 .48 5.71% $ 12,548,580 0.69% 1.82% 0.71% 32.57%
Year Ended December 31, 2019 $ 10 .47 0.24 0.41 0.65 (0.26) — (0.26) $ 10 .86 6.18% $ 12,169,241 0.69% 2.17% 0.71% 50.89%
Year Ended December 31, 2018 $ 10 .70 0.23 (0.23) — (0.23) — (0.23) $ 10 .47 0.04% $ 12,086,580 0.70% 2.16% 0.72% 40.81%
Year Ended December 31, 2017 $ 10 .71 0.21 0.01 0.22 (0.23) — (0.23) $ 10 .70 2.08% $ 13,389,452 0.69% 1.92% 0.71% 46.88%
Year Ended December 31, 2016 $ 10 .85 0.20 (0.12) 0.08 (0.22) — (0.22) $ 10 .71 0.74% $ 14,093,445 0.69% 1.79% 0.70% 32.76%
Year Ended December 31, 2015 $ 11 .06 0.18 (0.19) (0.01) (0.20) — (0.20) $ 10 .85 (0.11)% $ 15,364,532 0.68% 1.62% 0.70% 18.76%
Class Y Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .87 0.11 0.51 0.62 — — — $ 11 .49 5.70% $ 5,893 0.57% 1.92% 0.57% 32.57%
Year Ended December 31, 2019 $ 10 .47 0.25 0.42 0.67 (0.27) — (0.27) $ 10 .87 6.43% $ 5,574 0.56% 2.30% 0.56% 50.89%
Year Ended December 31, 2018 $ 10 .70 0.24 (0.22) 0.02 (0.25) — (0.25) $ 10 .47 0.19% $ 8,563 0.54% 2.30% 0.54% 40.81%
Year Ended December 31, 2017 $ 10 .72 0.23 — 0.23 (0.25) — (0.25) $ 10 .70 2.15% $ 10,578 0.52% 2.09% 0.52% 46.88%
Year Ended December 31, 2016 $ 10 .86 0.22 (0.12) 0.10 (0.24) — (0.24) $ 10 .72 0.91% $ 10,348 0.53% 1.95% 0.53% 32.76%
Year Ended December 31, 2015 $ 11 .07 0.20 (0.19) 0.01 (0.22) — (0.22) $ 10 .86 0.05% $ 10,258 0.53% 1.77% 0.53% 18.76%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

116 - Financial Highlights - June 30, 2020 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
NVIT Government Money Market
Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 1 .00 — — — — — — $ 1 .00 0.24% $ 928,806,429 0.42% 0.45% 0.43% 30.07%
Year Ended December 31, 2019 $ 1 .00 0.02 — 0.02 (0.02) — (0.02) $ 1 .00 1.78% $ 795,519,439 0.49% 1.77% 0.49% 83.57%
Year Ended December 31, 2018 $ 1 .00 0.01 — 0.01 (0.01) — (0.01) $ 1 .00 1.39% $ 874,213,490 0.49% 1.38% 0.49% —
Year Ended December 31, 2017 $ 1 .00 — — — — — — $ 1 .00 0.42% $ 826,873,477 0.50% 0.41% 0.50% —
Year Ended December 31, 2016 $ 1 .00 — — — — — — $ 1 .00 0.01% $ 908,272,620 0.52% 0.01% 0.58% —
Year Ended December 31, 2015 $ 1 .00 — — —(f) — — — $ 1 .00 –(f) $ 939,913,177 0.26% – 0.58% —
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 1 .00 — — — — — — $ 1 .00 0.18% $ 186,763,526 0.52% 0.28% 0.68% 30.07%
Year Ended December 31, 2019 $ 1 .00 0.02 — 0.02 (0.02) — (0.02) $ 1 .00 1.53% $ 130,428,834 0.74% 1.53% 0.74% 83.57%
Year Ended December 31, 2018 $ 1 .00 0.01 — 0.01 (0.01) — (0.01) $ 1 .00 1.14% $ 214,158,876 0.74% 1.13% 0.74% —
Year Ended December 31, 2017 $ 1 .00 — — — — — — $ 1 .00 0.22% $ 167,452,383 0.71% 0.21% 0.75% —
Year Ended December 31, 2016 $ 1 .00 — — — — — — $ 1 .00 – $ 159,575,280 0.53% – 0.83% —
Year Ended December 31, 2015 $ 1 .00 — — —(f) — — — $ 1 .00 –(f) $ 230,169,112 0.26% – 0.83% —
Class IV Shares
Six Months Ended June 30,
2020 (Unaudited) $ 1 .00 — — — — — — $ 1 .00 0.24% $ 35,022,274 0.42% 0.48% 0.44% 30.07%
Year Ended December 31, 2019 $ 1 .00 0.02 — 0.02 (0.02) — (0.02) $ 1 .00 1.78% $ 30,996,572 0.49% 1.77% 0.49% 83.57%
Year Ended December 31, 2018 $ 1 .00 0.01 — 0.01 (0.01) — (0.01) $ 1 .00 1.39% $ 34,535,120 0.49% 1.37% 0.49% —
Year Ended December 31, 2017 $ 1 .00 — — — — — — $ 1 .00 0.42% $ 38,840,718 0.50% 0.41% 0.51% —
Year Ended December 31, 2016 $ 1 .00 — — — — — — $ 1 .00 0.01% $ 43,170,672 0.52% 0.01% 0.58% —
Year Ended December 31, 2015 $ 1 .00 — — —(f) — — — $ 1 .00 –(f) $ 42,706,746 0.25% – 0.58% —
Class V Shares
Six Months Ended June 30,
2020 (Unaudited) $ 1 .00 — — — — — — $ 1 .00 0.26% $ 629,580,320 0.39% 0.53% 0.41% 30.07%
Year Ended December 31, 2019 $ 1 .00 0.02 — 0.02 (0.02) — (0.02) $ 1 .00 1.83% $ 619,587,718 0.44% 1.81% 0.44% 83.57%
Year Ended December 31, 2018 $ 1 .00 0.01 — 0.01 (0.01) — (0.01) $ 1 .00 1.44% $ 558,328,329 0.44% 1.41% 0.44% —
Year Ended December 31, 2017 $ 1 .00 — — — — — — $ 1 .00 0.47% $ 676,773,471 0.45% 0.47% 0.45% —
Year Ended December 31, 2016 $ 1 .00 — — — — — — $ 1 .00 0.03% $ 568,196,462 0.50% 0.03% 0.53% —
Year Ended December 31, 2015 $ 1 .00 — — —(f) — — — $ 1 .00 –(f) $ 534,378,220 0.26% – 0.53% —
Class Y Shares
Six Months Ended June 30,
2020 (Unaudited) $ 1 .00 — — — — — — $ 1 .00 0.29% $ 135,397,719 0.32% 0.36% 0.34% 30.07%
Year Ended December 31, 2019 $ 1 .00 0.02 — 0.02 (0.02) — (0.02) $ 1 .00 1.94% $ 45,731,064 0.34% 1.72% 0.34% 83.57%
Period Ended December 31, 2018(g) $ 1 .00 — — — — — — $ 1 .00 0.49% $ 20,097 0.34% 1.94% 0.34% —
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Includes payment by the investment adviser to offset capital losses incurred by the Fund due to the sale of securities. The payment was less than $0.005 per share. The effect of such payment did not affect the amount shown as total return for the period.

Fixed Income Funds - June 30, 2020 (Unaudited) - Financial Highlights - 117
The accompanying notes are an integral part of these financial statements.
(g) For the period from October 1, 2018 (commencement of operations) through December 31, 2018. Total return is calculated based on inception date of September 28, 2018 through December 31, 2018.

118 - Financial Highlights - June 30, 2020 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT Short Term Bond Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10.31 0.08 0.08 0.16 — — — $ 10.47 1.55% $ 133,940,027 0.54% 1.63% 0.54% 25.96%
Year Ended December 31, 2019 $ 10.13 0.24 0.20 0.44 (0.26) — (0.26) $ 10.31 4.33% $ 129,712,036 0.54% 2.29% 0.54% 50.59%
Year Ended December 31, 2018 $ 10.28 0.23 (0.13) 0.10 (0.25) — (0.25) $ 10.13 0.98% $ 104,293,702 0.54% 2.26% 0.54% 33.03%
Year Ended December 31, 2017 $ 10.28 0.16 0.04 0.20 (0.20) — (0.20) $ 10.28 1.95% $ 61,164,119 0.54% 1.57% 0.54% 48.64%
Year Ended December 31, 2016 $ 10.20 0.17 0.11 0.28 (0.20) — (0.20) $ 10.28 2.75% $ 47,390,443 0.54% 1.67% 0.54% 40.85%
Year Ended December 31, 2015 $ 10.41 0.15 (0.16) (0.01) (0.20) — (0.20) $ 10.20 (0.08)% $ 28,595,956 0.53% 1.45% 0.53% 26.53%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10.27 0.07 0.08 0.15 — — — $ 10.42 1.36%(f) $ 180,275,803 0.79% 1.37% 0.79% 25.96%
Year Ended December 31, 2019 $ 10.09 0.21 0.20 0.41 (0.23) — (0.23) $ 10.27 4.09% $ 172,947,227 0.79% 2.02% 0.79% 50.59%
Year Ended December 31, 2018 $ 10.23 0.20 (0.12) 0.08 (0.22) — (0.22) $ 10.09 0.82% $ 187,622,045 0.79% 2.00% 0.79% 33.03%
Year Ended December 31, 2017 $ 10.24 0.14 0.02 0.16 (0.17) — (0.17) $ 10.23 1.58% $ 163,790,636 0.79% 1.31% 0.79% 48.64%
Year Ended December 31, 2016 $ 10.16 0.15 0.10 0.25 (0.17) — (0.17) $ 10.24 2.49% $ 161,717,209 0.79% 1.43% 0.79% 40.85%
Year Ended December 31, 2015 $ 10.37 0.12 (0.16) (0.04) (0.17) — (0.17) $ 10.16 (0.34)% $ 146,160,520 0.79% 1.19% 0.79% 26.53%
Class Y Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10.31 0.09 0.08 0.17 — — — $ 10.48 1.65% $ 1,477,536,493 0.39% 1.79% 0.39% 25.96%
Year Ended December 31, 2019 $ 10.13 0.25 0.20 0.45 (0.27) — (0.27) $ 10.31 4.48% $ 1,513,639,070 0.39% 2.43% 0.39% 50.59%
Year Ended December 31, 2018 $ 10.28 0.25 (0.14) 0.11 (0.26) — (0.26) $ 10.13 1.10% $ 1,552,321,358 0.39% 2.39% 0.39% 33.03%
Year Ended December 31, 2017 $ 10.28 0.18 0.03 0.21 (0.21) — (0.21) $ 10.28 2.08% $ 1,686,864,496 0.39% 1.71% 0.39% 48.64%
Year Ended December 31, 2016 $ 10.19 0.19 0.11 0.30 (0.21) — (0.21) $ 10.28 2.97% $ 1,631,086,570 0.39% 1.83% 0.39% 40.85%
Year Ended December 31, 2015 $ 10.40 0.16 (0.15) 0.01 (0.22) — (0.22) $ 10.19 0.06% $ 1,793,076,464 0.39% 1.57% 0.39% 26.53%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Fixed Income Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 119
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of June 30, 2020, the Trust operates
sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the eight (8) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Amundi NVIT Multi Sector Bond Fund ("Multi Sector Bond ")
DoubleLine NVIT Total Return Tactical Fund ("Total Return Tactical")
Federated NVIT High Income Bond Fund ("High Income Bond")
NVIT Core Bond Fund ("Core Bond")
NVIT Core Plus Bond Fund ("Core Plus Bond")
NVIT Government Bond Fund ("Government Bond")
NVIT Government Money Market Fund ("Government Money Market")
NVIT Short Term Bond Fund ("Short Term Bond")
Only separate accounts established by (“NLIC”), a wholly
owned subsidiary of NFS, and Nationwide Life and Annuity
Insurance Company (“NLAIC”), a wholly owned subsidiary of
NLIC, hold shares of Multi Sector Bond, High Income Bond,
and Government Money Market. Shares of Total Return
Tactical are held by separate accounts established by NLIC,
other unaffiliated insurance companies, and other series of the
Trust that operate as fund-of-funds, such as the NVIT Blueprint
Funds. Shares of Core Bond and Core Plus Bond are held by
separate accounts established by NLIC and NLAIC and series
of the Trust that operate as a fund-of-funds, such as the NVIT
Blueprint Funds. Shares of Government Bond are held by
separate accounts established by NLIC and NLAIC and other
unaffiliated insurance companies. Shares of Short Term Bond
are held by separate accounts established by NLIC and NLAIC
and series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds and NVIT Investor Destinations
Funds.
The Funds, as applicable, currently offer Class I, Class II, Class
IV, Class V, and Class Y shares. Each share class of a Fund
represents interests in the same portfolio of investments of that
Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Government Money Market seeks to maintain a stable price
of $1.00 per share by using the amortized cost method of
valuation to value portfolio securities. Government Money
Market invests primarily in a portfolio of U.S. government
securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the
United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money
Market Fund," as defined in Rule 2a-7 under the 1940 Act.
This means that Government Money Market invests at least
99.5% of its total assets in (1) U.S. government securities, (2)
repurchase agreements that are collateralized fully by U.S.
government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market
Funds. Under normal circumstances, Government Money
Market invests at least 80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities.
Government Money Market does not currently intend to impose
liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”)
may reserve the ability to subject Government Money Market
to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government
Money Market invests in short-term securities, Government
Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Each of the Funds is a diversified fund, as defined in the 1940
Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the

120 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Fixed Income Funds
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund
would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the
measurement date. Pursuant to procedures approved by
the Board of Trustees, NFA assigns a fair value, as defined
by U.S. GAAP, to a Fund’s investments in accordance with a
hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time.” Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades.
Shares of registered open-end management investment
companies are valued at net asset value (“NAV”) as reported
by such company. Shares of exchange traded funds are
generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited
partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes.
Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Equity securities, shares of registered open-end management
investment companies, shares of exchange traded funds and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii)
general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer
details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
Securities held by Government Money Market are valued at
amortized cost, which approximates fair value. Securities
valued in this manner are generally categorized as Level
2 securities within the hierarchy. Under the amortized cost
method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money
Market’s use of amortized cost is subject to compliance with

Fixed Income Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 121
certain conditions as specified by Rule 2a-7 under the 1940
Act.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into
U.S. dollars at the exchange rate of said currencies against the
U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Multi Sector Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 17,715,270 $ – $ 17,715,270
Collateralized Mortgage Obligations – 39,346,253 – 39,346,253
Commercial Mortgage-Backed Securities – 10,262,804 – 10,262,804
Common Stocks – – – –
Convertible Bonds – 6,156,740 – 6,156,740
Corporate Bonds – 143,279,925 – 143,279,925
Credit Default Swaps* – 895,433 – 895,433
Foreign Government Securities – 6,695,783 – 6,695,783
Forward Foreign Currency Contracts – 1,318 – 1,318
Loan Participations – 17,473,884 – 17,473,884
Preferred Stock – – – –
Repurchase Agreements – 10,744,755 – 10,744,755
Supranational – 1,710,880 – 1,710,880
Total Assets $ – $ 254,283,045 $ – $ 254,283,045
Liabilities:
Forward Foreign Currency Contracts $ – $ (44,502) $ – $ (44,502)
Futures Contracts (662,420) – – (662,420)
Total Liabilities $ (662,420) $ (44,502) $ – $ (706,922)
Total $ (662,420) $ 254,238,543 $ – $ 253,576,123

122 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Fixed Income Funds
Total Return Tactical
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 21,596,025 $ – $ 21,596,025
Collateralized Mortgage Obligations – 48,958,205 – 48,958,205
Commercial Mortgage-Backed Securities – 9,250,960 – 9,250,960
Corporate Bonds – 27,095,614 – 27,095,614
Foreign Government Securities – 2,695,977 – 2,695,977
Investment Company 5,049,735 – – 5,049,735
Mortgage-Backed Securities – 32,088,326 – 32,088,326
Short-Term Investments – 11,695,778 – 11,695,778
U.S. Treasury Obligations – 28,829,150 – 28,829,150
Total $ 5,049,735 $ 182,210,035 $ – $ 187,259,770
High Income Bond
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Chemicals $ – $ 50,524 $ – $ 50,524
Media Entertainment 37,450 – – 37,450
Total Common Stocks $ 37,450 $ 50,524 $ – $ 87,974
  Corporate Bonds
Aerospace & Defense – 1,698,796 – 1,698,796
Automotive – 5,717,617 – 5,717,617
Building Materials – 2,841,818 – 2,841,818
Cable Satellite – 10,270,438 – 10,270,438
Chemicals – 3,866,888 – 3,866,888
Construction Machinery – 881,525 – 881,525
Consumer Cyclical Services – 2,180,949 – 2,180,949
Consumer Products – 1,315,381 – 1,315,381
Diversified Manufacturing – 1,743,680 – 1,743,680
Environmental – 235,500 – 235,500
Finance Companies – 1,992,180 – 1,992,180
Food & Beverage – 2,717,836 – 2,717,836
Food & Staples Retailing – – – –
Gaming – 4,765,815 – 4,765,815
Health Insurance – 1,835,903 – 1,835,903
Healthcare – 10,465,141 – 10,465,141
Hotels, Restaurants & Leisure – 597,455 – 597,455
Independent Energy – 5,665,933 – 5,665,933
Industrial - Other – 378,000 – 378,000
Insurance - P&C – 5,053,712 – 5,053,712
Leisure – 667,500 – 667,500
Machinery – 425,000 – 425,000
Media Entertainment – 7,590,441 – 7,590,441
Metals & Mining – 1,668,971 – 1,668,971
Midstream – 9,023,741 – 9,023,741
Oil Field Services – 1,710,675 – 1,710,675
Packaging – 7,534,627 – 7,534,627
Paper – 659,625 – 659,625
Pharmaceuticals – 3,700,442 – 3,700,442
Restaurants – 1,753,866 – 1,753,866
Retailers – 502,313 – 502,313
Supermarkets – 1,100,462 – 1,100,462
Technology – 8,906,653 – 8,906,653
Transportation Services – 421,531 – 421,531
Utility - Electric – 3,711,636 – 3,711,636
Wireless Communications – 3,740,391 – 3,740,391
Total Corporate Bonds $ – $ 117,342,441 $ – $ 117,342,441
Loan Participation – 136,125 – 136,125
Total $ 37,450 $ 117,529,090 $ – $ 117,566,540

Fixed Income Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 123
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 305,761,277 $ – $ 305,761,277
Collateralized Mortgage Obligations – 59,966,687 – 59,966,687
Commercial Mortgage-Backed Securities – 144,258,148 – 144,258,148
Corporate Bonds – 453,839,543 – 453,839,543
Futures Contracts 1,087,655 – – 1,087,655
Loan Participations – 5,491,377 – 5,491,377
Mortgage-Backed Securities – 319,294,148 – 319,294,148
Municipal Bonds – 18,805,340 – 18,805,340
Repurchase Agreements – 12,021,260 – 12,021,260
U.S. Government Agency Securities – 23,513,914 – 23,513,914
U.S. Treasury Obligations – 60,691,992 – 60,691,992
Total Assets $ 1,087,655 $ 1,403,643,686 $ – $ 1,404,731,341
Liabilities:
Futures Contracts $ (780,942) $ – $ – $ (780,942)
Total Liabilities $ (780,942) $ – $ – $ (780,942)
Total $ 306,713 $ 1,403,643,686 $ – $ 1,403,950,399
Core Plus Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 84,467,789 $ – $ 84,467,789
Collateralized Mortgage Obligations – 139,092,125 – 139,092,125
Commercial Mortgage-Backed Securities – 166,270,960 – 166,270,960
Convertible Bond – 462,063 – 462,063
Corporate Bonds – 748,718,208 – 748,718,208
Foreign Government Securities – 46,249,757 – 46,249,757
Futures Contracts 427,915 – – 427,915
Mortgage-Backed Securities – 533,344,790 – 533,344,790
Repurchase Agreements – 23,457,523 – 23,457,523
Supranational – 9,463,236 – 9,463,236
U.S. Government Agency Securities – 21,991,975 – 21,991,975
U.S. Treasury Obligations – 89,805,521 – 89,805,521
Total Assets $ 427,915 $ 1,863,323,947 $ – $ 1,863,751,862
Liabilities:
Futures Contracts $ (663,706) $ – $ – $ (663,706)
Total Liabilities $ (663,706) $ – $ – $ (663,706)
Total $ (235,791) $ 1,863,323,947 $ – $ 1,863,088,156
Government Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 47,822,962 $ – $ 47,822,962
Collateralized Mortgage Obligations – 39,344,295 – 39,344,295
Corporate Bonds – 37,296,821 – 37,296,821
Futures Contracts 136,753 – – 136,753
Mortgage-Backed Securities – 150,742,481 – 150,742,481
Repurchase Agreements – 8,595,626 – 8,595,626
U.S. Government Agency Securities – 127,246,732 – 127,246,732
U.S. Treasury Obligations – 39,166,439 – 39,166,439
Total Assets $ 136,753 $ 450,215,356 $ – $ 450,352,109
Liabilities:
Futures Contracts $ (228,507) $ – $ – $ (228,507)
Total Liabilities $ (228,507) $ – $ – $ (228,507)
Total $ (91,754) $ 450,215,356 $ – $ 450,123,602

124 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Fixed Income Funds
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign
currency balances with the Fund’s custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Fund’s borrowing policy, the advance is
deemed a temporary loan to the Fund. Such loan is payable
upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from,
and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by
JPMorgan on the Fund’s account and JPMorgan may charge
the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At June 30, 2020, the Funds did not have overdrawn balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 684,000,000 $ – $ 684,000,000
U.S. Government Agency Securities – 545,364,779 – 545,364,779
U.S. Treasury Obligations – 676,912,913 – 676,912,913
Total $ – $ 1,906,277,692 $ – $ 1,906,277,692
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 461,193,034 $ – $ 461,193,034
Collateralized Mortgage Obligations – 177,669,558 – 177,669,558
Commercial Mortgage-Backed Securities – 4,427,650 – 4,427,650
Corporate Bonds – 346,829,724 – 346,829,724
Exchange Traded Fund 10,188,096 – – 10,188,096
Futures Contracts 200,074 – – 200,074
Loan Participations – 9,903,021 – 9,903,021
Mortgage-Backed Securities – 32,748,703 – 32,748,703
Repurchase Agreements – 15,649,903 – 15,649,903
U.S. Treasury Obligations – 750,161,361 – 750,161,361
Total Assets $ 10,388,170 $ 1,798,582,954 $ – $ 1,808,971,124
Liabilities:
Futures Contracts $ (859,016) $ – $ – $ (859,016)
Total Liabilities $ (859,016) $ – $ – $ (859,016)
Total $ 9,529,154 $ 1,798,582,954 $ – $ 1,808,112,108
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
* Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation /( depreciation).
During the six months ended, June 30, 2020, Multi Sector Bond held one preferred stock and two common stock investments that were categorized as Level 3 investments which were each valued at $0.
During the six months ended, June 30, 2020, High Income Bond held two corporate bond investments that were categorized as Level 3 investments which were each valued at $0.

Fixed Income Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 125
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.
Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into
credit default swap contracts during the six months ended June
30, 2020 . Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty
or traded through a futures commission merchant and cleared
through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and
short exposure to sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the
initiation period are included in the Statements of Assets and
Liabilities under “Swap contracts, at value” for OTC swaps and under “Variation margin receivable/payable on centrally cleared credit default swap contracts” for centrally cleared swaps, as applicable
These upfront premiums are amortized and accreted daily and
are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, a Fund pays the counterparty a periodic stream of payments
over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, a Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the
counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising
the referenced index, or (ii) receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap
contract, a Fund’s investment would generate income only in
the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced
debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a Fund keeps the stream of payments
and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either
(i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio
because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve
one party making a stream of payments to another party in
exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.
A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits
that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities.
Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of
credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default

126 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Fixed Income Funds
for the credit derivative. Implied credit spreads utilized in valuing a Fund’s investments as of June 30, 2020 are disclosed in the Statement of Investments. The implied credit spread
of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront
payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap
agreement is novated to a central counterparty (the “CCP”)
and a Fund’s counterparty on the swap agreement becomes
the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statements of
Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared credit default swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts in the Statements of Assets and
Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses)
in the Statements of Operations.
Certain Funds' swap agreements are disclosed in the
Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Variation margin receivable/payable on centrally cleared interest rate swap contracts” for centrally cleared swaps, in a table in the
Statement of Investments, and in the Statements of Operations
under “Net realized gains (losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/
depreciation in the value of swap contracts.”, as applicable.
Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
Certain Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency
contracts,” in a table in the Statement of Investments and in the
Statements of Operations under “Net realized gains (losses)
from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts.”, as applicable.
Options
Certain Funds purchased and/or wrote options on futures
contracts and/or indexes. Such option investments are
utilized to manage currency exposures and/or hedge against
movements in the values of the foreign currencies in which
the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet each Fund's stated investment strategies as shown in the
Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to

Fixed Income Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 127
purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under
an option by entering into a closing transaction. Closing
transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty
risk. To the extent required by Securities and Exchange
Commission (“SEC”) guidelines, a Fund will not enter into
any options transactions unless it owns either (i) an offsetting
(“covered”) position in securities, other options, or futures or (ii)
cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures
Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or
a Fund’s ability to meet redemption requests or other current obligations.
The Funds' options contracts written are disclosed in the
Statements of Assets and Liabilities under “Option contracts written, at value”, in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of option contracts written and “Net change in unrealized appreciation/depreciation in the value of option contracts written”, as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value”, in the Statement of Investments and in the Statements of
Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized
appreciation/depreciation in the value of investment securities”, as applicable.
At June 30, 2020, the Funds had no open option contracts.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or

128 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Fixed Income Funds
payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts.”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2020:
Multi Sector Bond
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 1,318
Swap Contracts(a)
Credit risk
Payable for variation margin on centrally cleared
credit default swap contracts 895,433
Total $ 896 , 751
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (44,502)
Futures Contracts(b)
Interest rate risk Receivable for variation margin on futures contracts (662,420)
Total $ (706,922)
Core Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(b)
Interest rate risk Payable for variation margin on futures contracts $ 1,087,65 5
Total $ 1,087,65 5
Liabilities:
Futures Contracts(b)
Interest rate risk Payable for variation margin on futures contracts $ (780,942)
Total $ (780,942)
Core Plus Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(b)
Currency risk Payable for variation margin on futures contracts $ 768
Interest rate risk Payable for variation margin on futures contracts 427,147
Total $ 427,915
Liabilities:
Futures Contracts(b)
Currency risk Payable for variation margin on futures contracts $ (85,109)
Interest rate risk Payable for variation margin on futures contracts (578,597)
Total $ ( 663 , 706 )

Fixed Income Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 129
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2020
Government Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(b)
Interest rate risk Receivable for variation margin on futures contracts $ 136,753
Total $ 136,753
Liabilities:
Futures Contracts(b)
Interest rate risk Receivable for variation margin on futures contracts $ (228,507)
Total $ (228,507)
Short Term Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(b)
Interest rate risk Receivable for variation margin on futures contracts $ 200,074
Total $ 200,074
Liabilities:
Futures Contracts(b)
Interest rate risk Receivable for variation margin on futures contracts $ (859,016)
Total $ (859,016)
(a) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation /( depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
(b) Includes cumulative appreciation /( depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Multi Sector Bond
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ 7,8 63 , 957
Forward Foreign Currency Contracts
Currency risk (73,498)
Futures Contracts
Interest rate risk (10,741,959)
Total $ (2,9 51 , 500 )
High Income Bond
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (123,646)
Total $ (123,646)
Core Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 20,074,287
Total $ 20,074,287
Core Plus Bond
Realized Gains (Losses): Total
Futures Contracts
Currency risk $ 89,181
Interest rate risk 9,881,422
Total $ 9,970,603

130 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Fixed Income Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2020
Government Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 1,821,763
Total $ 1,821,763
Short Term Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (8,705,444)
Total $ (8,705,444)
Multi Sector Bond
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ 4,856,43 2
Forward Foreign Currency Contracts
Currency risk 345,357
Futures Contracts
Interest rate risk (1,811,388)
Total $ 3, 390 , 401
High Income Bond
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ (57,664)
Total $ (57,664)
Core Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 2,572,773
Interest rate risk 306,713
Total $ 2,879,486
Core Plus Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Currency risk $ (84,341)
Equity risk 1,184,129
Interest rate risk (151,450)
Total $ 948,338
Government Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 217,996
Interest rate risk (91,754)
Total $ 126,242
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (1,820,645)
Interest rate risk (658,942)
Total $ (2,479,587)
(a) Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."

Fixed Income Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 131
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2020:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain
Funds mitigate their counterparty risk, certain Funds entered into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or a similar
agreement with each of their derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between
certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may,
under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement
typically permit a single net payment in the event of default
(close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
At June 30, 2020, certain Funds have entered into futures
contracts. The futures contract agreement does not provide for a netting arrangement.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and
Liabilities."
Multi Sector Bond
Centrally Cleared Credit Index Swaps:
Average Notional Balance—Buy Protection $145,000,000
Average Notional Balance—Sell Protection $ 17,571,429
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $730,680
Average Settlement Value Sold $ 18,660,683
Futures Contracts:
Average Notional Balance Long $407,737
Average Notional Balance Short $ 156,848,455
High Income Bond
Centrally Cleared Credit Index Swaps:
Average Notional Balance—Sell Protection $ 600,000
Core Bond
Futures Contracts:
Average Notional Balance Long $556,151,565
Average Notional Balance Short $ 308,591,315
Core Plus Bond
Futures Contracts:
Average Notional Balance Long $208,097,061
Average Notional Balance Short $ 62,322,449
Government Bond
Futures Contracts:
Average Notional Balance Long $42,552,387
Average Notional Balance Short $ 42,105,444
Short Term Bond
Futures Contracts:
Average Notional Balance Long $909,544,743
Average Notional Balance Short $ 443,573,398

132 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Fixed Income Funds
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2020:
Unfunded Commitments
Each Fund may enter into commitments to buy and
sell investments including commitments to buy Loan
Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and
priced as part of a related Loan Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation
(depreciation) from unfunded commitments is reported on the
Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
For the six months ended June 30, 2020, certain Funds had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the option of the borrower.
Multi Sector Bond
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
JPMorgan Chase Bank
Forward Foreign
Currency Contracts $ 1,31 8 $ (1,31 8 ) — —
Total $ 1,31 8 $ (1,31 8 ) $ — $ —
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
Bank of America NA
Forward Foreign
Currency Contracts (2,663) $ — $ — $ (2,663)
JPMorgan Chase Bank
Forward Foreign
Currency Contracts (41,839) 1,31 8 — (40,52 1 )
Total (44,50 2 ) $ 1,31 8 $ — $ (43,18 4 )
Amounts designated as “—” are zero.
Multi Sector Bond
Unfunded
Commitment
Funded
Commitment
Total
Commitment
Security
Description
Maturity
Date Rate
Par
Amount Value
Par
Amount Value
Par
Amount Value
Spectacle Gary,
Delayed Draw Term
Loan 12/23/2025 0.00% $ 197,500 $ 181,700 $– $– $ 197,500 $ 181,700
Amounts designated as "−" are zero or have been rounded to zero.

Fixed Income Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 133
Restricted Securities
At June 30, 2020, certain Funds owned restricted private placement instruments. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Trustees. The acquisition dates of these investments, their costs, and their values at June 30, 2020 were as follows:
TBA
The Funds may invest in TBA mortgage-backed securities. A
TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government
National Mortgage Association, or GNMA, the Federal National
Mortgage Association, or FNMA, or the Federal Home Loan
Mortgage Corporation, or FHLMC, are subsequently allocated
to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to
hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding,
either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale
commitment date are held as “cover” for the transaction, or
other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale
commitment is closed through the acquisition of an offsetting
TBA purchase commitment, a Fund realizes a gain or loss
based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Securities Lending
During the six months ended June 30, 2020, certain
funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to
any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest
income”, as applicable, on the Statements of Operations. The
Funds also receive interest that would have been earned on
the securities loaned while simultaneously seeking to earn
income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less
expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and
reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good
standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2020, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
High Income Bond
Coupon Maturity Date Principal Amount Acquisition Date Cost Market Value % of Net Assets
Motors Liquidation Co. 7.40% 9/1/2025 $2,500,000 4/21/2011 $– $– 0.00%
Amounts designated as "−" are zero or have been rounded to zero.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Multi Sector Bond $ 10,744,755
Core Bond 12,021,260
Core Plus Bond 23,457,523
Government Bond 8,595,626

134 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Fixed Income Funds
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to
make the Fund whole. These remedies include purchasing
replacement securities by applying the collateral held from
the defaulting borrower against the purchase cost of the
replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by
purchasing replacement securities at JPMorgan’s expense, or
paying the Fund an amount equal to the market value of the
replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.
At June 30, 2020, the Securities Lending Agreement does not
permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended June 30, 2020, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan,
the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a
pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share
of proceeds from any repurchase or other disposition of the
underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon
or JPMorgan takes possession of the collateral pledged for
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value
is equal to or greater than the repurchase price, including
accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the
seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Short Term Bond $ 15,649,903
At June 30, 2020, the joint repos on a gross basis were as follows:
Bank of America NA, 0.09%, dated 6/30/2020, due 7/1/2020, repurchase price $147,421,822, collateralized by U.S. Government
Agency Securities, 3.00%, maturing 7/20/2049; total market value $150,369,883.
BofA Securities, Inc., 0.09%, dated 6/30/2020, due 7/1/2020, repurchase price $32,000,080, collateralized by U.S. Government
Agency Securities, 0.15%, maturing 12/14/2020; total market value $32,643,027.
CF Secured, LLC, 0.09%, dated 6/30/2020, due 7/1/2020, repurchase price $42,960,808, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 5.00%, maturing 9/8/2020 - 7/20/2069; total market value $43,820,027.
NatWest Markets Securities, Inc., 0.08%, dated 6/30/2020, due 7/7/2020, repurchase price $150,002,333, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 4.25%, maturing 1/15/2021 - 2/15/2042; total market value
$153,000,412.

Fixed Income Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 135
At June 30, 2020, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Nomura Securities International, Inc., 0.07%, dated 6/30/2020, due 7/1/2020, repurchase price $86,100,167, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 8/31/2021 - 5/15/2050; total market value
$87,822,005
Pershing LLC, 0.14%, dated 6/30/2020, due 7/1/2020, repurchase price $69,200,269, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.00%, maturing 7/23/2020 - 12/20/2069; total market value $70,584,025.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Multi Sector Bond
Bank of America
NA $ 7,744,755 $ – $ 7,744,755 $ (7,744,755) $ –
Multi Sector Bond
NatWest Markets
Securities, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Multi Sector Bond Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 10,744,755 $ – $ 10,744,755 $ (10,744,755) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Core Bond
Bank of America
NA $ 6,021,260 $ – $ 6,021,260 $ (6,021,260) $ –
Core Bond
NatWest Markets
Securities, Inc. 4,000,000 – 4,000,000 (4,000,000) –
Core Bond Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Total $ 12,021,260 $ – $ 12,021,260 $ (12,021,260) $ –

136 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Fixed Income Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Core Plus Bond
Bank of America
NA $ 6,457,523 $ – $ 6,457,523 $ (6,457,523) $ –
Core Plus Bond
BofA Securities,
Inc. 3,000,000 – 3,000,000 (3,000,000) –
Core Plus Bond CF Secured, LLC 3,000,000 – 3,000,000 (3,000,000) –
Core Plus Bond
NatWest Markets
Securities, Inc. 7,000,000 – 7,000,000 (7,000,000) –
Core Plus Bond
Nomura Securities
International, Inc. 4,000,000 – 4,000,000 (4,000,000) –
Total $ 23,457,523 $ – $ 23,457,523 $ (23,457,523) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Government
Bond
Bank of America
NA $ 4,595,626 $ – $ 4,595,626 $ (4,595,626) $ –
Government
Bond
NatWest Markets
Securities, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Government
Bond
Nomura Securities
International, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Government
Bond Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 8,595,626 $ – $ 8,595,626 $ (8,595,626) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Short Term Bond
Bank of America
NA $ 7,649,903 $ – $ 7,649,903 $ (7,649,903) $ –

Fixed Income Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 137
During the six months ended June 30, 2020, Government
Money Market, along with another series of Nationwide Mutual
Funds (“NMF”), pursuant to procedures adopted by the Board
of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan Chase Bank, N.A.
(“JPMorgan”), Government Money Market’s custodian, the
daily aggregate balance of which is invested in one or more
joint repurchase agreements (“repo” or collectively “repos”)
collateralized by U.S. Treasury or federal agency obligations.
In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which
reflects the effective rate of return for the term of the agreement.
For repos, The Bank of New York Mellon or JPMorgan takes
possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-
market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, Government
Money Market has the right to liquidate the collateral and
apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the
security, realization of the collateral by Government Money
Market may be delayed or limited.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Short Term Bond
NatWest Markets
Securities, Inc. $ 6,000,000 $ – $ 6,000,000 $ (6,000,000) $ –
Short Term Bond Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Total $ 15,649,903 $ – $ 15,649,903 $ (15,649,903) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* At June 30, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.
At June 30, 2020, the joint repos on a gross basis were as follows:
ABN Amro Bank NV, 0.09%, dated 6/30/2020, due 7/1/2020, repurchase price 100,000,250, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.89% - 5.00%, maturing 11/15/2020 - 2/20/2050; total market value
$102,119,460.
Barclays Capital, Inc., 0.07%, dated 6/30/2020, due 7/1/2020, repurchase price $25,000,049, collateralized by U.S. Government
Treasury Securities, 3.63%, maturing 8/15/2043; total market value $25,500,058.
ING Financial Markets LLC, 0.07%, dated 6/30/2020, due 7/1/2020, repurchase price $290,000,564, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 3.63%, maturing 7/28/2020 - 2/15/2048; total market value
$295,800,672.
Natixis Financial Products LLC, 0.09%, dated 6/30/2020, due 7/1/2020, repurchase price $100,000,250, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 6/30/2022 - 9/15/2065; total market value
$102,124,370.
Wells Fargo Securities LLC, 0.09%, dated 6/30/2020, due 7/1/2020, repurchase price $400,001,001, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.28% - 3.81%, maturing 9/6/2024 - 8/25/2048; total market value
$408,434,827.

138 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Fixed Income Funds
At June 30, 2020, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement. The
Fund’s proportionate holding in joint repos was as follows:
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as
applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statements of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Government
Money Market
ABN Amro Bank
NV $ 50,000,000 $ – $ 50,000,000 $ (50,000,000) $ –
Government
Money Market
Barclays Capital,
Inc. 25,000,000 – 25,000,000 (25,000,000) –
Government
Money Market
ING Financial
Markets LLC 234,000,000 – 234,000,000 (234,000,000) –
Government
Money Market
Natixis Financial
Products LLC 50,000,000 – 50,000,000 (50,000,000) –
Government
Money Market
Wells Fargo
Securities LLC 325,000,000 – 325,000,000 (325,000,000) –
Total $ 684,000,000 $ – $ 684,000,000 $ (684,000,000) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* At June 30, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fixed Income Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 139
the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are
declared daily and paid monthly for Bond, Core Plus Bond,
Government Money Market, Core Bond, and Short Term
Bond and declared and paid quarterly for Inflation-Protected
Securities. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with
the requirements of Subchapter M of the U.S. Internal Revenue
Code of 1986, as amended, and to make distributions of net
investment income and net realized capital gains sufficient
to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to the
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each of the Funds as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2020, the subadviser for each Fund is as follows:
Fund Subadviser
Multi Sector Bond Amundi Pioneer Institutional Asset Management, Inc.
Total Return Tactical DoubleLine Capital LP (“ DoubleLine ”)
High Income Bond Federated Investment Management Company ("Federated")
Core Bond Nationwide Asset Management, LLC ("NWAM") (a)
Core Plus Bond Neuberger Berman Investment Advisers LLC
Government Bond NWAM (a)
Government Money Market Federated
Short Term Bond NWAM (a)
(a) NWAM is an affiliate of NFA.

140 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Fixed Income Funds
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2020, the Fund paid investment advisory fees to NFA according to the following schedule.
During the six months ended June 30, 2020, NFA voluntarily waived investment advisory fees paid by Government Money Market in an amount equal to $155,286, for which NFA shall not be entitled to later see recoupment. Voluntary waivers may be discontinued
at any time at the discretion of NFA.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2021:
During the six months ended June 30, 2020, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Fund Fee Schedule
Advisory Fee
(annual rate)
Multi Sector Bond Up to $200 million 0.575%
$200 million up to $500 million 0.550%
$500 million and more 0.525%
Total Return Tactical Up to $500 million 0.58%
$500 million up to $1 billion 0.555%
$1 billion and more 0.53%
High Income Bond Up to $50 million 0.75%
$50 million up to $250 million 0.60%
$250 million up to $500 million 0.55%
$500 million and more 0.50%
Core Bond Up to $1 billion 0.40%
$1 billion and more 0.38%
Core Plus Bond Up to $1 billion 0.45%
$1 billion up to $1.5 billion 0.44%
$1.5 billion and more 0.43%
Government Bond Up to $250 million 0.50%
$250 million up to $1 billion 0.475%
$1 billion up to $2 billion 0.45%
$2 billion up to $5 billion 0.425%
$5 billion and more 0.40%
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Short Term Bond Up to $1 billion 0.35%
$1 billion and up to $1.5 billion 0.34%
$1.5 billion and more 0.33%
Fund
Advisory Fee Waiver
(annual rate)
Government Bond 0.015%
Fund Amount
Government Bond $ 36,362

Fixed Income Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 141
For the six months ended June 30, 2020, the effective advisory fee rates before and after voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements,
NFA pays fees to the affiliated and unaffiliated subadvisers.
NFA paid the affiliated subadviser $1,953,915 during the six months ended June 30, 2020.
DoubleLine has agreed to reimburse Total Return Tactical for certain investment adviser fees as a result of transactions
in other affiliated investment companies. For the six months ended June 30, 2020, DoubleLine reimbursed the Fund
$11,496.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Fund’s operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2021.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
Multi Sector Bond 0.57 % N/A N/A 0.57%
Total Return Tactical 0.58 N/A N/A 0.46
High Income Bond 0.66 N/A N/A 0.60
Core Bond 0.39 N/A N/A 0.39
Core Plus Bond 0.44 N/A N/A 0.44
Government Bond 0.49 0.47 % N/A 0.47
Government Money
Market 0.29 N/A 0.27% 0.27
Short Term Bond 0.34 N/A N/A 0.34
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Multi Sector Bond All Classes 0.78%
Total Return Tactical All Classes 0.58%
High Income Bond All Classes 0.76%
Core Plus Bond All Classes 0.55%

142 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Fixed Income Funds
As of June 30, 2020, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2020, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2020, NFM earned
$1,302,111 in fees from the Fund under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2020, the Fund’s portion of such costs amounted to $17,302.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Fund
Fiscal Year 2017
Amount
Fiscal Year 2018
Amount
Fiscal Year 2019
Amount
Six Months Ended
June 30, 2020
Amount Total
Multi Sector Bond $ — $ — $ — $ — $ —
Total Return Tactical 48,509 229,641 217,124 97,111 592,385
High Income Bond 4,225 43,784 65,953 39,195 153,157
Core Bond — — — — —
Core Plus Bond — — — — —
Government Bond — — — — —
Government Money Market — — — — —
Short Term Bond — — — — —
Amounts designated as "—" are zero or have been rounded to zero.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund
Class II
Shares
Class P
Shares
Multi Sector Bond N/A N/A
Total Return Tactical 0.25% N/A
High Income Bond N/A N/A
Core Bond 0.25% 0.25%
Core Plus Bond 0.25% 0.25%
Government Bond 0.25% 0.25%
Government Money Market 0.25% N/A
Short Term Bond 0.25% 0.25%
N/A - Not Applicable.

Fixed Income Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 143
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2021:
During the six months ended June 30, 2020, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
In addition to the above mentioned distribution waivers, during the six months ended June 30, 2020, NFD has voluntarily agreed to waive distribution fees in an amount equal to $132,866 from
Government Money Market, for which NFD shall not be entitled to reimbursement by the Fund.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund, 0.20% of the average daily
net assets of Class IV shares of the Fund, and 0.10% of the
average daily net assets of Class V shares of each of the
Funds.
For the six months ended June 30, 2020, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2020, each Fund’s total administrative services fees were as follows:
Line of Credit and Interfund Lending
The Trust, excluding Government Money Market, and NMF
(together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting
the Trusts, in the aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment
fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on
the termination date. Borrowings under this arrangement bear accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the
Federal Funds Rate. Interest costs, if any, would be shown
on the Statements of Operations. No compensating balances
are required under the terms of the line of credit. In addition, a
Fund
Distribution Fee Waiver
(Annual Rate)
Total Return Tactical 0.10%
Fund Amount
Total Return Tactical $ 7,147
Fund Class I Class II Class IV Class V
Multi Sector Bond 0.15 % N/A N/A N/A
Total Return Tactical 0.25 0.25 % N/A N/A
High Income Bond 0.15 N/A N/A N/A
Core Bond 0.15 0.15 N/A N/A
Core Plus Bond 0.15 0.15 N/A N/A
Government Bond 0.15 0.15 0.15 % N/A
Government Money Market 0.10 0.10 0.10 0.07%
Short Term Bond 0.15 0.15 N/A N/A
N/A — Not Applicable.
Fund Amount
Multi Sector Bond $194,345
Total Return Tactical 18,944
High Income Bond 90,449
Core Bond 97,123
Core Plus Bond 65,597
Government Bond 363,652
Government Money Market 752,581
Short Term Bond 238,176

144 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Fixed Income Funds
Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the
Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as
appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 9, 2020. During the six months ended June
30, 2020, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the six
months ended June 30, 2020, none of the Funds engaged in
interfund lending.
Investment Transactions
For the six months ended June 30, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended June 30, 2020, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
Portfolio Investment Risks
Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide
collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the
Funds, to increased credit risk.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates
increase. Prices of longer-term securities generally change
more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial
portion of its assets in fixed-income securities with longer-term
Fund Purchases
*
Sales
*
Multi Sector Bond $ 166,296,386 $ 171,145,505
Total Return Tactical 46,232,464 40,132,545
High Income Bond 26,008,973 22,618,489
Core Bond 247,978,214 309,260,479
Core Plus Bond 1,733,567,063 1,636,684,754
Government Bond 157,221,381 199,387,324
Short Term Bond 460,170,315 472,399,227
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Multi Sector Bond $ – $ –
Total Return Tactical 10,444,638 8,866,140
High Income Bond – –
Core Bond 69,556,663 84,203,282
Core Plus Bond 410,504,290 408,274,758
Government Bond 60,399,849 99,408,304
Short Term Bond 237,740,436 54,199,644
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 145
maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“ Ginnie Maes ”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes ”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class

146 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Fixed Income Funds
will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject
to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political,
social, economic, or diplomatic changes may have disruptive
effects on the market prices of emerging market investments.
Risks from Underlying Funds
The Underlying Funds in which certain Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of a Fund.
Please refer to the current prospectus for a discussion of the risks associated with investing in a Fund. Information about
Underlying Fund risks may be found in such Underlying Fund’s annual or semiannual report to shareholders.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom’s Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Finance Rate (SOFR) as the preferred alternative
to LIBOR. The SOFR committee has noted the stability of
the repurchase market on which the rate is based. New York
Federal Reserve began publication of the rate in April 2018.
Management is currently evaluating the implications of the
change and its impact on financial statement disclosures and reporting requirements.

Fixed Income Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 147
Federal Tax Information
As of June 30, 2020, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Subsequent Events
The Trusts’ credit agreement has been renewed through July
8, 2021. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended
June 30, 2020 (discussed above under “Line of Credit and
Interfund Lending”).
On March 11, 2020, the Board of Trustees approved the
termination of Federated Investment Management Company
as subadviser of NVIT Government Money Market Fund
and approved the appointment of Dreyfus Cash Investment
Strategies to subadvise NVIT Government Money Market
Fund. The change was effective on or around June 30, 2020.
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Coronavirus (COVID-19) Pandemic
The global spread of novel coronavirus disease (COVID-19)
was declared a pandemic by the World Health Organization.
This pandemic has resulted in significant disruptions to
economies and markets, adversely impacting individual
companies, sectors, industries, currencies, interest and
inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Given the increasing interdependence among global economies
and markets, the adverse economic effects of COVID-19 in
one country or region are increasingly likely to be felt in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions
in a timely manner and negatively impact the Funds' ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Multi Sector Bond $ 267,065,408 $ 10,203,725 $ (24,350,362) $ (14,146,637)
Total Return Tactical 185,132,028 6,530,634 (4,402,892) 2,127,742
High Income Bond 124,201,989 2,424,221 (9,059,670) (6,635,449)
Core Bond 1,336,221,216 84,395,953 (16,666,770) 67,729,183
Core Plus Bond 1,799,486,737 81,750,979 (18,149,560) 63,601,419
Government Bond 422,577,847 28,697,134 (1,151,379) 27,545,755
Government Money Market 1,906,277,692 – – –
Short Term Bond 1,774,243,672 45,644,936 (11,776,500) 33,868,436
Amounts designated as "—" are zero or have been rounded to zero.

148 - Supplemental Information - June 30, 2020 (Unaudited) - Fixed Income Funds
NVIT Government Money Market Fund – Initial Approval of
Sub-advisory Agreement
Summary of Factors Considered by the Board
At the March 10-11, 2020 meeting of the Board of Trustees,
the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the NVIT Government
Money Market Fund (the “Fund”), the appointment of Dreyfus
Cash Investment Strategies, a division of BNY Mellon
Investment Adviser, Inc. (“Dreyfus”), as sub-adviser to the
Fund pursuant to a new sub-advisory agreement (the “Sub-
advisory Agreement”). Dreyfus replaced Federated Investment
Management Company (“Federated”), the previous sub-adviser
to the Fund. The Board was provided with detailed materials
relating to Dreyfus in advance of the meeting. The Independent
Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory Agreement.
In making their determinations, the Board took into account
information provided to them as to the services to be provided by Dreyfus under the Sub-advisory Agreement, including
information relating to Dreyfus’s investment strategy and process for the Fund. The Board also considered the experience of the investment personnel of Dreyfus who would be managing the
Fund. The Board considered information concerning the past
performance record of Dreyfus in managing the investment
strategy it intended to use in managing the Fund’s assets.
The Board considered that the sub-advisory fee rate that NFA would pay to Dreyfus with respect to the Fund would be lower than the rate at which NFA previously paid sub-advisory fees to Federated. The Board took into account that NFA agreed to a voluntary waiver of its advisory fee in an amount equal to the sub-advisory fee reduction. The Board also considered that
the non-compensatory terms of the Sub-advisory Agreement
are substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.
No information was presented to the Board regarding Dreyfus’s expected profitability as a result of the Sub-advisory Agreement to Dreyfus CIS. The Board reviewed information regarding the expected profitability of the Fund with respect to NFA.
Based on these and other considerations, none of which was
individually determinative of the outcome, and after discussion and consideration among themselves, and with NFA, Trust
counsel, and independent legal counsel, the Board, including all of the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period
commencing from the execution of the Sub-advisory Agreement.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”)
adopted Rule 22e-4 under the Investment Company Act of
1940 (the “Liquidity Rule”), which requires all open-end funds
(other than money market funds) to adopt and implement a
program reasonably designed to assess and manage the
fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without
significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance
Trust (the “Trust”) has adopted and implemented a liquidity
risk management program in accordance with the Liquidity
Rule (the “Program”). The Trust’s Board of Trustees (the
“Board”) has designated Nationwide Fund Management LLC
(“NFM”) as the Program Administrator for each Fund. NFM
has established a Liquidity Risk Management Committee (the
“LRMC”), composed of senior members from relevant groups
in the Nationwide organization, to manage the Program for
each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly

Fixed Income Funds - June 30, 2020 (Unaudited) - Supplemental Information - 149
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 10,
2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2018 through November 30,
2019. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

150 - Management Information - June 30, 2020 (Unaudited) - Fixed Income Funds
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 68 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
2
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 117
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lead from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.

Fixed Income Funds - June 30, 2020 (Unaudited) - Management Information - 151
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012 117
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 117
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Chairman since
February 2005
117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
2
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 117
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

152 - Management Information - June 30, 2020 (Unaudited) - Fixed Income Funds
1
Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

Fixed Income Funds - June 30, 2020 (Unaudited) - Market Index Definitions - 153
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:
An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the
International Monetary Fund.
Bloomberg Barclays Long Treasury Index:
An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years re maining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:
An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:
An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index:
An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-
backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass- throughs ), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index:
An unmanaged index that measures the performance
of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:
An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index:
An unmanaged index that measures the performance of the
non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
:
An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index:
A market value-weighted index comprising agency mortgage-backed pass-through securities of the Government National Mortgage Association ( Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US):
An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
):
An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index:
An unmanaged, market capitalization-weighted index that reflects the performance of the
North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged):
An unmanaged, market capitalization-weighted index that is
not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

154 - Market Index Definitions - June 30, 2020 (Unaudited) - Fixed Income Funds
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI):
An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited ("FTSE") © FTSE 2020. “FTSE
®
“ is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent .
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged):
An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index:
An unmanaged index made up of over 1,200 high yield bonds representing high-
yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index:
An unmanaged index that gives a broad look at how fixed-rate
U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index:
An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch
Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index:
An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index:
An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F):
A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy. The
Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval . © 2020,
JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes:
A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

Fixed Income Funds - June 30, 2020 (Unaudited) - Market Index Definitions - 155
Morningstar
®
Lifetime Moderate Income Index:
An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S.
investor who is at least ten years into retirement.
Morningstar
®
( Mstar ) Target Risk Indexes:
A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.
The Morningstar Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
The Morningstar Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.
Note about Morningstar Category™
The Morningstar Category™ is a proprietary Morningstar data point and is assigned based on the underlying securities in each portfolio.
Categories make it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds. A Fund is placed in a category based on its portfolio statistics and compositions over the previous three-year period. If a Fund is new and has no portfolio history, Morningstar assigns a temporary category. When necessary, Morningstar may change a category assignment based on recent changes to a Fund’s portfolio.
MSCI ACWI
®
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United
States.
MSCI ACWI
®
ex USA Growth:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by MSCI; excludes the United States.
MSCI EAFE
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI World ex USA Index
SM
:
 Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM) countries—
excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
MSCI World Index
SM
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Value Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI Emerging Markets
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Russell 1000
®
Growth Index:
An unmanaged index that measures the performance of the large-capitalization growth segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index:
An unmanaged index that measures the performance of the large-capitalization value segment of the U.S.
equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

156 - Market Index Definitions - June 30, 2020 (Unaudited) - Fixed Income Funds
Russell 2000
®
Growth Index:
An unmanaged index that measures the performance of the small-capitalization growth segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index:
An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index:
An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index:
A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell Midcap
®
Growth Index:
An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index:
An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S.
equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
S&P 500
®
Index:
An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index:
An index measuring performance of  treasury bonds in local currencies. The bonds are issued by developed market countries outside the  U.S.
S&P MidCap 400
®
(S&P 400) Index:
An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
:
An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Biotechnology Select Industry Index:
An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes:
A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus
11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-CFX (8/20)

Semiannual Report
June 30, 2020 (Unaudited)
Nationwide Variable Insurance Trust
International Funds
NVIT AllianzGI International Growth Fund
(formerly, NVIT Multi-Manager International Growth Fund)
NVIT Columbia Overseas Value Fund
(formerly, Templeton NVIT International Value Fund)
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT Multi-Manager International Value Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.
gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2020

Message to Investors 1
Fund Overview 3
Shareholder Expense Example 8
Statements of Investments 10
Statements of Assets and Liabilities 36
Statements of Operations 40
Statements of Changes in Net Assets 42
Financial Highlights 50
Notes to Financial Statements 55
Supplemental Information 72
Management Information 74
Market Index Definitions 77

International Funds - June 30, 2020 (Unaudited) - Message to Investors - 1
Dear Investor,
During this time of unparalleled uncertainty, Nationwide
has remained steadfastly committed to protecting people,
businesses and futures with extraordinary care. We have
diligently sought to care for our associates, communities, and ultimately you, our investors. Equity markets experienced
an unprecedented period of volatility during the semi-annual reporting period from January 1, 2020 through June 30, 2020, as investors tried to make sense of the coronavirus outbreak and the resulting shuttering of the economy.
Economic growth collapsed through the reporting period as a
result of the shutdown, with a 5% decline in first quarter real gross domestic product (GDP), which is the weakest level since the 2008 financial crisis. Economists estimate that the second quarter contracted by a record 33% but anticipate rebounding in the second half of the year. Corporate profits have been
devastated with a decline of 14% in the first quarter and an expected decline of up to 45% in the second quarter. As the
economy begins an uneven reopening, tremendous uncertainty
surrounds the trajectory of the recovery and the long-term
economic damage created by the covid-19 pandemic.
The S&P 500 declined through the reporting period
despite aggressive mitigation efforts
Markets experienced extreme volatility during the reporting
period: the coronavirus outbreak caused the sharpest bear
market since the Great Depression and a subsequent impressive bounce in the second half of the period. The S&P 500® Index
(S&P 500) started the year with momentum from a strong 2019, hitting a record-high on February 19 and recording a year-to-
date return of 5.0%. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23. Since 1950, there have been five previous
occasions where the S&P 500 fell 30%, taking on average 297
trading days (roughly a year and 2 months). The quickest 30%
fall was in 1987 and took a mere 70 days. In comparison, this time the decline occurred within 20 days. Aggressive fiscal and monetary policy, teamed with the prospect for reopening the
economy, drove investor sentiment higher, with a 39% rally
through the period that began on January 1, 2020 and ended
June 30, 2020. Overall, for the six-month period from January
1, 2020 to June 30, 2020, the S&P 500 finished with a return of -3.1%. Fixed income returns were mostly higher, including a dramatic drop in interest rates, more than offsetting wider credit spreads.
International markets lagged domestic markets as they
have for much of the past decade, with the MSCI EAFE®
Index returning -11.3% and the MSCI Emerging Markets®
Index returning -9.8%. The global pandemic and subsequent
economic shutdown had a broad impact, though the peak in
many foreign countries caused a recent outperformance of
international indexes versus domestic indexes.
U.S. economic activity faces unprecedented challenges
from the outbreak, and lasting implications remain
unclear
While much of 2019 was characterized by near universal strong returns and low volatility for risk assets, this reversed sharply during this period as equities, commodities and spread-based bonds (bond types that are measured by the difference in their yield versus a Treasury yield, usually the 10-year Treasury)
declined. Growth stocks substantially outperformed value
stocks, and large-cap stocks beat small-cap stocks.
Fixed-income markets were higher, driven by a decline in
interest rates to historic lows. The Federal Reserve aggressively added stimulus to the economy, first by bringing the Federal
Funds target rate effectively to 0% by March 15, followed by an aggressive bond-buying program that expanded the balance
sheet from $2.9 trillion to $7.1 trillion through the end of the period. Federal Reserve Chair Powell has indicated that the
Fed will remain active in supporting the market and that there is no maximum to their balance sheet growth. Interest rates
collapsed across the curve through the period, with the 10-year
US Treasury yield falling from 1.92% to a record-low of 0.50%
as of March 9, 2020, before bouncing modestly to 0.65% by
June 30th. The 2-year yield dropped from 1.57% to 0.15%,
widening the spread between the two yields to 0.50%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is wise to remain vigilant and informed during periods of stress and avoid the temptation to react on emotions as investment decisions
driven by emotions often leads to suboptimal outcomes.
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. Thank you for your continued support and confidence.

2 - Message to Investors - June 30, 2020 (Unaudited) - International Funds
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds
Index
Annual Total Return
(as of April 30, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -0.43%
Bloomberg Barclays
Municipal Bond 2.08%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 2.88%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 17.05%
Bloomberg Barclays U.S.
Aggregate Bond 6.14%
Bloomberg Barclays U.S.
Corporate High Yield -3.80%
MSCI EAFE
®
-11.34%
MSCI Emerging Markets
®
-9.78%
MSCI ACWI ex USA -11.00%
Russell 1000
®
Growth 9.81%
Russell 1000
®
Value -16.26%
Russell 2000
®
-12.98%
S&P 500
®
-3.08%
Source: Morningstar

NVIT AllianzGI International Growth Fund - June 30, 2020 - Fund Overview - 3
Asset Allocation
1
Common Stocks 97.9%
Repurchase Agreement 0.2%
Other assets in excess of liabilities 1.9%
100.0%
Top Industries
2
IT Services 17.4%
Internet & Direct Marketing Retail 10.0%
Software 9.7%
Semiconductors & Semiconductor Equipment 8.2%
Health Care Equipment & Supplies 6.0%
Interactive Media & Services 5.7%
Banks 4.4%
Air Freight & Logistics 4.1%
Trading Companies & Distributors 3.2%
Electronic Equipment, Instruments & Components 3.1%
Other Industries
#
28.2%
100.0%
Top Holdings
2
Wix.com Ltd. 8.4%
Ambu A/S, Class B 5.5%
Tencent Holdings Ltd. 5.4%
Alibaba Group Holding Ltd., ADR 5.3%
ASML Holding NV 5.1%
Netcompany Group A/S 3.9%
StoneCo Ltd., Class A 3.9%
HDFC Bank Ltd. 3.8%
MercadoLibre, Inc. 3.4%
Infineon Technologies AG 3.2%
Other Holdings
#
52.1%
100.0%
Top Countries
2
China 14.5%
Denmark 13.9%
Germany 11.4%
Israel 8.4%
Canada 7.9%
Sweden 6.8%
Netherlands 5.1%
Switzerland 4.5%
Brazil 3.9%
Australia 3.9%
Other Countries
#
19.7%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

4 - Fund Overview - June 30, 2020 - NVIT Columbia Overseas Value Fund
Asset Allocation
1
Common Stocks 98.8%
Repurchase Agreements 8.8%
Liabilities in excess of other assets
§
(7.6)%
100.0%
Top Industries
2
Banks 10.8%
Oil, Gas & Consumable Fuels 8.1%
Pharmaceuticals 7.6%
Insurance 7.2%
Diversified Telecommunication Services 4.6%
Machinery 4.2%
Food & Staples Retailing 4.0%
Tobacco 2.9%
Metals & Mining 2.6%
Construction & Engineering 2.5%
Other Industries
#
45.5%
100.0%
Top Holdings
2
British American Tobacco plc 3.0%
TOTAL SA 2.7%
Royal Dutch Shell plc, Class B 2.5%
AXA SA 2.3%
Nippon Telegraph & Telephone Corp. 2.1%
BNP Paribas SA 2.0%
ITOCHU Corp. 2.0%
Sanofi 1.9%
DCC plc 1.9%
ASR Nederland NV 1.8%
Other Holdings
#
77.9%
100.0%
Top Countries
2
Japan 19.7%
United Kingdom 15.1%
France 11.2%
Netherlands 9.6%
Germany 7.2%
Canada 3.9%
United States 3.3%
Singapore 3.1%
Spain 2.8%
Australia 2.4%
Other Countries
#
21.7%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

NVIT Emerging Markets Fund - June 30, 2020 - Fund Overview - 5
Asset Allocation
1
Common Stocks 98.2%
Other assets in excess of liabilities 1.8%
100.0%
Top Industries
2
Banks 14.6%
Internet & Direct Marketing Retail 10.4%
Interactive Media & Services 10.2%
Semiconductors & Semiconductor Equipment 9.7%
Technology Hardware, Storage & Peripherals 5.9%
Oil, Gas & Consumable Fuels 4.7%
Insurance 4.1%
Entertainment 2.7%
Hotels, Restaurants & Leisure 2.6%
Wireless Telecommunication Services 2.6%
Other Industries 32.5%
100.0%
Top Holdings
2
Tencent Holdings Ltd. 8.6%
Alibaba Group Holding Ltd., ADR 7.1%
Samsung Electronics Co. Ltd. 4.1%
SK Hynix, Inc. 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR 3.3%
Ping An Insurance Group Co. of China Ltd., Class H 3.2%
Taiwan Semiconductor Manufacturing Co. Ltd. 2.6%
China Construction Bank Corp., Class H 1.8%
Industrial & Commercial Bank of China Ltd., Class H 1.7%
Naspers Ltd., Class N 1.6%
Other Holdings 62.7%
100.0%
Top Countries
2
China 38.5%
South Korea 12.3%
Taiwan 10.5%
India 9.3%
Russia 6.1%
Brazil 5.8%
Mexico 3.3%
South Africa 2.9%
United Kingdom 1.6%
Indonesia 1.5%
Other Countries 8.2%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

6 - Fund Overview - June 30, 2020 - NVIT International Equity Fund
Asset Allocation
1
Common Stocks 98.5%
Repurchase Agreement 2.0%
Liabilities in excess of other assets (0.5)%
100.0%
Top Industries
2
Pharmaceuticals 9.1%
Banks 8.4%
Insurance 5.1%
Semiconductors & Semiconductor Equipment 5.0%
Metals & Mining 4.3%
Oil, Gas & Consumable Fuels 3.9%
Wireless Telecommunication Services 3.8%
Machinery 3.2%
Food Products 3.2%
Internet & Direct Marketing Retail 3.1%
Other Industries
#
50.9%
100.0%
Top Holdings
2
Taiwan Semiconductor Manufacturing Co. Ltd. 3.3%
Roche Holding AG 3.2%
Samsung Electronics Co. Ltd. 2.8%
Schneider Electric SE 2.3%
Novartis AG (Registered) 2.2%
Novo Nordisk A/S, Class B 2.1%
Coloplast A/S, Class B 2.0%
RELX plc 2.0%
Allianz SE (Registered) 1.9%
Dai-ichi Life Holdings, Inc. 1.7%
Other Holdings
#
76.5%
100.0%
Top Countries
2
Japan 15.6%
China 11.8%
United Kingdom 8.3%
Switzerland 7.2%
France 7.0%
Canada 6.8%
Denmark 4.1%
Australia 4.1%
Taiwan 3.9%
South Korea 3.9%
Other Countries
#
27.3%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

NVIT Multi-Manager International Value Fund - June 30, 2020 - Fund Overview - 7
Asset Allocation
1
Common Stocks 96.2%
Repurchase Agreements 3.7%
Other assets in excess of liabilities 0.1%
100.0%
Top Industries
2
Banks 10.5%
Oil, Gas & Consumable Fuels 6.4%
Pharmaceuticals 5.4%
Insurance 4.8%
Automobiles 4.3%
Industrial Conglomerates 3.6%
Chemicals 3.5%
Capital Markets 3.5%
Food & Staples Retailing 3.1%
Metals & Mining 3.0%
Other Industries
#
51.9%
100.0%
Top Holdings
2
Novartis AG (Registered) 1.7%
TOTAL SA 1.5%
Sony Corp. 1.3%
Vodafone Group plc 1.3%
Nestle SA (Registered) 1.3%
Allianz SE (Registered) 1.2%
ABB Ltd. (Registered) 1.2%
Sumitomo Mitsui Financial Group, Inc. 1.2%
Unilever plc 1.2%
UBS Group AG (Registered) 1.1%
Other Holdings
#
87.0%
100.0%
Top Countries
2
Japan 24.8%
United Kingdom 13.5%
Germany 10.1%
Switzerland 9.3%
France 9.2%
Netherlands 5.4%
Australia 4.7%
Canada 3.6%
Sweden 1.9%
Italy 1.7%
Other Countries
#
15.8%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

8 - Shareholder Expense Example - June 30, 2020 (Unaudited) - International Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (January 1, 2020)
and continued to hold your shares at the end of the reporting period (June 30, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from January 1, 2020 through June 30, 2020. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from January 1, 2020 through June 30, 2020. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/20
Ending Account
Value($) 6/30/20
Expenses Paid
During Period ($)
1/1/20 - 6/30/20
Expense Ratio
During Period (%)
1/1/20 - 6/30/20
(a)
NVIT AllianzGI International Growth Fund
Class I Shares
Actual
(b)
1,000.00 1,145.60 5.17 0.97
Hypothetical
(b)(c)
1,000.00 1,020.04 4.87 0.97
Class II Shares
Actual
(b)
1,000.00 1,144.60 6.51 1.22
Hypothetical
(b)(c)
1,000.00 1,018.80 6.12 1.22

International Funds - June 30, 2020 (Unaudited) - Shareholder Expense Example - 9
Beginning Account
Value($) 1/1/20
Ending Account
Value($) 6/30/20
Expenses Paid
During Period ($)
1/1/20 - 6/30/20
Expense Ratio
During Period (%)
1/1/20 - 6/30/20
(a)
NVIT Columbia Overseas Value Fund
Class I Shares
Actual
(b)
1,000.00 868.90 4.74 1.02
Hypothetical
(b)(c)
1,000.00 1,019.79 5.12 1.02
NVIT Emerging Markets Fund
Class I Shares
Actual
(b)
1,000.00 858.00 5.17 1.12
Hypothetical
(b)(c)
1,000.00 1,019.29 5.62 1.12
Class II Shares
Actual
(b)
1,000.00 856.90 6.33 1.37
Hypothetical
(b)(c)
1,000.00 1,018.05 6.87 1.37
Class D Shares
Actual
(b)
1,000.00 856.70 6.74 1.46
Hypothetical
(b)(c)
1,000.00 1,017.60 7.32 1.46
Class Y Shares
Actual
(b)
1,000.00 858.70 4.48 0.97
Hypothetical
(b)(c)
1,000.00 1,020.04 4.87 0.97
NVIT International Equity Fund
Class I Shares
Actual
(b)
1,000.00 869.50 5.35 1.15
Hypothetical
(b)(c)
1,000.00 1,019.14 5.77 1.15
Class II Shares
Actual
(b)
1,000.00 869.20 6.51 1.40
Hypothetical
(b)(c)
1,000.00 1,017.90 7.02 1.40
NVIT Multi-Manager International Value Fund
Class I Shares
Actual
(b)
1,000.00 821.10 4.08 0.90
Hypothetical
(b)(c)
1,000.00 1,020.39 4.52 0.90
Class II Shares
Actual
(b)
1,000.00 821.00 5.21 1.15
Hypothetical
(b)(c)
1,000.00 1,019.14 5.77 1.15
Class IV Shares
Actual
(b)
1,000.00 822.60 4.08 0.90
Hypothetical
(b)(c)
1,000.00 1,020.39 4.52 0.90
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2020 through June 30, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

10 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT AllianzGI International Growth Fund
Common Stocks 97.9%
Shares Value ($)
ARGENTINA 3.4%
Internet & Direct Marketing Retail 3.4%
MercadoLibre , Inc. * 6,833 6,735,766
AUSTRALIA 3.8%
Beverages 0.1%
Treasury Wine Estates Ltd. 34,064 246,591
Biotechnology 0.9%
CSL Ltd. 9,266 1,837,012
Hotels, Restaurants & Leisure 2.8%
Domino's Pizza Enterprises
Ltd. (a) 117,193 5,562,169
7,645,772
BRAZIL 3.8%
IT Services 3.8%
StoneCo Ltd., Class A * 197,403 7,651,340
CANADA 7.8%
Food & Staples Retailing 2.0%
Alimentation Couche-Tard,
Inc., Class B 124,747 3,911,667
IT Services 2.8%
Shopify, Inc., Class A * 6,053 5,745,508
Road & Rail 0.7%
Canadian National Railway
Co. 15,504 1,371,675
Software 2.3%
Constellation Software, Inc. 4,000 4,516,470
15,545,320
CHINA 14.1%
Diversified Consumer Services 0.9%
TAL Education Group, ADR * 24,957 1,706,560
Entertainment 2.6%
Tencent Music Entertainment
Group, ADR *(a) 385,051 5,182,786
Interactive Media & Services 5.4%
Tencent Holdings Ltd. 165,821 10,651,314
Weibo Corp., ADR *(a) 11,045 371,112
11,022,426
Internet & Direct Marketing Retail 5.2%
Alibaba Group Holding Ltd.,
ADR * 48,346 10,428,232
28,340,004
DENMARK 13.7%
Air Freight & Logistics 2.8%
DSV Panalpina A/S 45,582 5,560,810
Health Care Equipment & Supplies 5.8%
Ambu A/S, Class B 344,075 10,814,543
Coloplast A/S, Class B 5,356 830,334
11,644,877
Pharmaceuticals 1.2%
Novo Nordisk A/S, Class B 37,301 2,413,792
Common Stocks
Shares Value ($)
DENMARK
Software 3.9%
Netcompany Group A/S Reg.
S *(b) 117,602 7,709,203
27,328,682
GERMANY 11.1%
Diversified Financial Services 1.2%
GRENKE AG 29,903 2,301,896
Internet & Direct Marketing Retail 1.2%
Zalando SE Reg. S *(b) 35,156 2,472,481
IT Services 2.1%
Bechtle AG 23,992 4,217,472
Semiconductors & Semiconductor Equipment 3.1%
Infineon Technologies AG 265,663 6,209,420
Software 2.6%
SAP SE 37,231 5,182,390
Textiles, Apparel & Luxury Goods 0.9%
adidas AG * 7,170 1,875,814
22,259,473
HONG KONG 2.6%
Insurance 2.6%
AIA Group Ltd. 567,192 5,278,895
INDIA 3.8%
Banks 3.8%
HDFC Bank Ltd. 526,834 7,509,811
INDONESIA 0.7%
Banks 0.6%
Bank Central Asia Tbk . PT 664,838 1,325,860
Specialty Retail 0.1%
Ace Hardware Indonesia Tbk .
PT * 1,124,769 118,942
1,444,802
IRELAND 1.3%
Building Products 1.3%
Kingspan Group plc 40,161 2,568,483
ISRAEL 8.2%
IT Services 8.2%
Wix.com Ltd. * 64,357 16,489,551
JAPAN 3.3%
Electronic Equipment, Instruments & Components 2.0%
Keyence Corp. (a) 9,508 3,969,802
Trading Companies & Distributors 1.3%
MonotaRO Co. Ltd. 63,265 2,533,960
6,503,762
NETHERLANDS 5.0%
Semiconductors & Semiconductor Equipment 5.0%
ASML Holding NV 27,048 9,915,212
NEW ZEALAND 1.3%
Air Freight & Logistics 1.3%
Mainfreight Ltd. 99,735 2,553,239

NVIT AllianzGI International Growth Fund - June 30, 2020 (Unaudited) - Statement of Investments - 11
Common Stocks
Shares Value ($)
PHILIPPINES 0.1%
Hotels, Restaurants & Leisure 0.1%
Jollibee Foods Corp. 35,652 100,590
SOUTH AFRICA 1.2%
Diversified Financial Services 1.2%
PSG Group Ltd. 272,184 2,482,776
SWEDEN 6.7%
Building Products 0.6%
Assa Abloy AB, Class B 57,630 1,170,131
Chemicals 1.1%
Hexpol AB * 298,900 2,210,293
Electronic Equipment, Instruments & Components 1.1%
Hexagon AB, Class B *(a) 37,407 2,180,323
Machinery 2.0%
Atlas Copco AB, Class A 62,365 2,637,171
Epiroc AB, Class A 115,700 1,439,591
4,076,762
Trading Companies & Distributors 1.9%
AddTech AB, Class B (a) 93,034 3,734,312
13,371,821
SWITZERLAND 4.5%
Capital Markets 1.4%
Partners Group Holding AG 2,950 2,671,374
Chemicals 1.2%
Sika AG (Registered) 12,624 2,426,461
Machinery 1.0%
VAT Group AG Reg. S *(a)(b) 11,212 2,044,127
Software 0.9%
Temenos AG (Registered) (a) 11,409 1,768,920
8,910,882
UNITED KINGDOM 1.5%
Industrial Conglomerates 1.5%
DCC plc 37,101 3,089,874
Total Common Stocks
(cost $128,661,249) 195,726,055
Repurchase Agreement 0.2%
Principal
Amount ($) Value ($)
Bank of America NA,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $381,827,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $389,463.
(c)(d) 381,826 381,826
Total Repurchase Agreement
(cost $381,826) 381,826
Total Investments
(cost $129,043,075)   — 98.1% 196,107,881
Other assets in excess of liabilities — 1.9% 3,795,187
NET ASSETS — 100.0%
$ 199,903,068
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $8,214,418, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$381,826 and by $8,045,358 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 8.00%, and maturity dates ranging from 7/30/2020 –
11/15/2049, a total value of $8,427,184.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at June 30, 2020 was
$12,225,811 which represents 6.12% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $381,826.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

12 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Columbia Overseas Value Fund
Common Stocks 98.8%
Shares Value ($)
AUSTRALIA 2.6%
Banks 0.4%
National Australia Bank Ltd. 62,745 793,286
Health Care Equipment & Supplies 1.3%
Ansell Ltd. 88,937 2,259,236
Metals & Mining 0.9%
BHP Group Ltd., ADR (a) 32,199 1,601,256
4,653,778
AUSTRIA 1.5%
Machinery 1.5%
ANDRITZ AG (a) 73,570 2,675,595
CANADA 4.1%
Food & Staples Retailing 1.1%
Alimentation Couche-Tard,
Inc., Class B 61,665 1,933,617
Metals & Mining 2.0%
Teck Resources Ltd., Class B 101,668 1,059,381
Yamana Gold, Inc. (a) 458,367 2,502,684
3,562,065
Oil, Gas & Consumable Fuels 1.0%
Cameco Corp. 178,905 1,833,776
7,329,458
CHINA 0.7%
Interactive Media & Services 0.7%
Tencent Holdings Ltd. 18,400 1,181,902
FINLAND 1.9%
Paper & Forest Products 1.9%
UPM- Kymmene OYJ 118,525 3,420,396
FRANCE 12.1%
Banks 2.2%
BNP Paribas SA * 97,149 3,851,288
Biotechnology 0.1%
DBV Technologies SA, ADR * 32,426 142,350
Construction & Engineering 0.8%
Eiffage SA * 15,183 1,386,309
Insurance 2.5%
AXA SA (a) 213,464 4,454,805
IT Services 1.5%
Capgemini SE 23,866 2,730,045
Oil, Gas & Consumable Fuels 3.0%
TOTAL SA (a) 136,579 5,202,240
Pharmaceuticals 2.0%
Sanofi 35,353 3,596,781
21,363,818
GERMANY 7.8%
Chemicals 1.4%
Covestro AG Reg. S (b) 67,432 2,559,129
Insurance 1.0%
Allianz SE (Registered) 8,463 1,726,230
Machinery 2.3%
Duerr AG 79,541 2,070,965
KION Group AG 29,493 1,810,568
3,881,533
Common Stocks
Shares Value ($)
GERMANY
Multi-Utilities 1.4%
E.ON SE 224,595 2,525,068
Pharmaceuticals 1.1%
Bayer AG (Registered) 26,523 1,946,777
Real Estate Management & Development 0.6%
Aroundtown SA * 193,664 1,108,483
13,747,220
HONG KONG 1.5%
Food Products 1.5%
WH Group Ltd. Reg. S (b) 3,018,000 2,590,004
IRELAND 1.5%
Hotels, Restaurants & Leisure 1.5%
Flutter Entertainment plc 19,946 2,615,550
ISRAEL 2.3%
Banks 1.6%
Bank Hapoalim BM 462,993 2,773,136
Diversified Telecommunication Services 0.7%
Bezeq The Israeli
Telecommunication Corp.
Ltd. * 1,420,023 1,287,026
4,060,162
JAPAN 21.0%
Auto Components 0.7%
Koito Manufacturing Co. Ltd. 31,400 1,264,005
Automobiles 2.6%
Subaru Corp. 89,100 1,852,932
Toyota Motor Corp. 43,000 2,697,460
4,550,392
Banks 1.4%
Sumitomo Mitsui Financial
Group, Inc. 90,500 2,545,145
Construction & Engineering 1.0%
Kinden Corp. 112,300 1,852,276
Diversified Financial Services 1.8%
ORIX Corp. 261,500 3,224,380
Diversified Telecommunication Services 2.2%
Nippon Telegraph &
Telephone Corp. 167,900 3,908,744
Equity Real Estate Investment Trusts (REITs) 0.4%
Invincible Investment Corp. 3,078 794,994
Food & Staples Retailing 1.8%
Matsumotokiyoshi Holdings
Co. Ltd. 86,900 3,147,445
Health Care Providers & Services 1.2%
Ship Healthcare Holdings,
Inc. 50,200 2,099,882
Household Durables 1.5%
Sony Corp. 29,500 2,020,199
Starts Corp., Inc. 28,500 583,471
2,603,670
Insurance 0.8%
Dai-ichi Life Holdings, Inc. 115,600 1,376,769

NVIT Columbia Overseas Value Fund - June 30, 2020 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
JAPAN
Machinery 0.8%
Takuma Co. Ltd. 100,300 1,377,823
Pharmaceuticals 2.7%
Shionogi & Co. Ltd. 29,300 1,834,163
Takeda Pharmaceutical Co.
Ltd. (a) 87,800 3,133,641
4,967,804
Trading Companies & Distributors 2.1%
ITOCHU Corp. 172,500 3,714,811
37,428,140
NETHERLANDS 10.4%
Banks 2.8%
ABN AMRO Bank NV, CVA
Reg. S (b) 205,401 1,765,551
ING Groep NV 448,699 3,117,036
4,882,587
Electrical Equipment 1.6%
Signify NV Reg. S *(b) 109,434 2,822,317
Food & Staples Retailing 1.4%
Koninklijke Ahold Delhaize
NV 88,414 2,407,629
Insurance 1.9%
ASR Nederland NV 112,141 3,438,340
Oil, Gas & Consumable Fuels 2.7%
Royal Dutch Shell plc, Class
B 317,018 4,797,156
18,348,029
NORWAY 1.8%
Chemicals 0.6%
Yara International ASA 30,447 1,057,834
Food Products 1.2%
Leroy Seafood Group ASA 340,111 2,043,459
3,101,293
RUSSIA 0.5%
Banks 0.5%
Sberbank of Russia PJSC,
ADR * 79,216 899,965
SINGAPORE 3.3%
Banks 1.7%
DBS Group Holdings Ltd. 203,400 3,042,564
Electronic Equipment, Instruments & Components 1.2%
Venture Corp. Ltd. 183,600 2,136,098
Oil, Gas & Consumable Fuels 0.4%
BW LPG Ltd. Reg. S (b) 215,113 671,703
5,850,365
SOUTH KOREA 1.1%
Internet & Direct Marketing Retail 0.6%
Hyundai Home Shopping
Network Corp. 18,330 983,253
Textiles, Apparel & Luxury Goods 0.5%
Youngone Corp. 42,451 906,947
1,890,200
Common Stocks
Shares Value ($)
SPAIN 3.0%
Construction & Engineering 0.8%
ACS Actividades de
Construccion y Servicios
SA 58,076 1,461,172
Electric Utilities 1.8%
Endesa SA (a) 127,938 3,148,854
Energy Equipment & Services 0.4%
Tecnicas Reunidas SA * 49,011 747,703
5,357,729
SWITZERLAND 1.9%
Pharmaceuticals 1.9%
Novartis AG (Registered) 38,165 3,316,182
UNITED KINGDOM 16.2%
Banks 1.2%
Barclays plc 807,195 1,141,995
HSBC Holdings plc 218,906 1,024,625
2,166,620
Capital Markets 1.3%
TP ICAP plc 521,207 2,263,792
Distributors 0.4%
Inchcape plc 103,904 630,286
Diversified Telecommunication Services 1.9%
BT Group plc 944,295 1,332,773
Liberty Global plc, Class C * 96,203 2,069,326
3,402,099
Energy Equipment & Services 0.3%
John Wood Group plc 227,279 544,752
Household Durables 0.2%
Crest Nicholson Holdings plc 154,146 377,117
Independent Power and Renewable Electricity Producers
0.7%
Drax Group plc 397,211 1,264,860
Industrial Conglomerates 2.0%
DCC plc 42,318 3,524,360
Insurance 1.6%
Just Group plc *(a) 2,393,798 1,555,478
Legal & General Group plc 469,295 1,281,542
2,837,020
Media 0.5%
WPP plc 106,989 834,924
Oil, Gas & Consumable Fuels 1.5%
BP plc 696,944 2,648,681
Pharmaceuticals 0.3%
GW Pharmaceuticals plc,
ADR *(a) 4,259 522,664
Software 0.3%
Micro Focus International plc 95,833 512,224
Tobacco 3.1%
British American Tobacco plc 146,311 5,621,478
Wireless Telecommunication Services 0.9%
Vodafone Group plc 979,636 1,562,088
28,712,965

14 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Columbia Overseas Value Fund
Common Stocks
Shares Value ($)
UNITED STATES 3.6%
Beverages 1.8%
Primo Water Corp. 237,019 3,259,011
Biotechnology 0.6%
Alexion Pharmaceuticals,
Inc. * 4,047 454,235
Insmed , Inc. * 13,246 364,795
Sage Therapeutics, Inc. * 5,331 221,663
1,040,693
Capital Markets 0.7%
Burford Capital Ltd. 202,742 1,166,905
Health Care Equipment & Supplies 0.4%
Quotient Ltd. *(a) 85,012 629,089
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.
*(a) 17,713 261,444
6,357,142
Total Common Stocks
(cost $158,059,229) 174,899,893
Repurchase Agreements 8.8%
Principal
Amount ($)
Bank of America NA,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $6,523,872,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $6,654,332.
(c)(d) 6,523,855 6,523,855
BofA Securities, Inc.,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $3,000,008,
collateralized by U.S.
Government Agency
Securities, 0.15%,
maturing 12/14/2020;
total market value
$3,060,284.(c)(d) 3,000,000 3,000,000
NatWest Markets
Securities, Inc., 0.08%,
dated 6/30/2020, due
7/7/2020, repurchase
price $4,000,063,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042;
total market value
$4,080,011.(c)(d) 4,000,000 4,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Nomura Securities
International, Inc., 0.07%,
dated 6/30/2020, due
7/1/2020, repurchase
price $1,000,002,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 2.50%, maturing
8/31/2021 - 5/15/2050;
total market value
$1,020,000.(c)(d) 1,000,000 1,000,000
Pershing LLC, 0.14%,
dated 6/30/2020, due
7/1/2020, repurchase
price $1,000,004,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
7/23/2020 - 12/20/2069;
total market value
$1,020,000.(c)(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $15,523,855) 15,523,855
Total Investments
(cost $173,583,084)   — 107.6% 190,423,748
Liabilities in excess of other assets
— (7.6)% (13,428,916)
NET ASSETS — 100.0%
$ 176,994,832
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $20,801,247, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $15,523,855 and by $7,970,871 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 8.75%, and maturity dates ranging from
7/9/2020 – 2/15/2050, a total value of $23,494,726.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at June 30, 2020 was
$10,408,704 which represents 5.88% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $15,523,855.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVA Dutch Certification

NVIT Columbia Overseas Value Fund - June 30, 2020 (Unaudited) - Statement of Investments - 15
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

16 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Emerging Markets Fund
Common Stocks 98.2%
Shares Value ($)
ARGENTINA 0.3%
Internet & Direct Marketing Retail 0.3%
MercadoLibre , Inc. * 2,700 2,661,579
BRAZIL 5.7%
Airlines 0.2%
Azul SA, ADR * 115,439 1,290,608
Banks 1.7%
Banco Bradesco SA
(Preference) 1,714,708 6,526,996
Banco do Brasil SA * 819,100 4,842,512
Itau Unibanco Holding SA,
ADR 365,928 1,716,202
13,085,710
Capital Markets 0.6%
Banco BTG Pactual SA * 322,100 4,531,114
Chemicals 0.2%
Braskem SA (Preference),
Class A 414,758 1,770,964
Diversified Consumer Services 0.1%
YDUQS Participacoes SA 149,452 924,783
Diversified Telecommunication Services 0.7%
Telefonica Brasil SA, ADR 371,648 3,292,801
Telefonica Brasil SA
(Preference) 296,280 2,616,783
5,909,584
Household Durables 0.1%
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 216,055 907,828
Metals & Mining 0.9%
Vale SA * 686,201 7,056,207
Multiline Retail 0.2%
Lojas Renner SA * 210,500 1,618,010
Road & Rail 0.5%
Rumo SA * 916,700 3,791,137
Specialty Retail 0.2%
C&A Modas Ltda * 1,043,100 1,977,595
Transportation Infrastructure 0.3%
CCR SA 810,000 2,159,762
45,023,302
CANADA 0.4%
Oil, Gas & Consumable Fuels 0.4%
Parex Resources, Inc. * 269,000 3,241,632
CHILE 0.3%
Electric Utilities 0.3%
Enel Americas SA 15,320,960 2,312,879
CHINA 37.7%
Banks 4.1%
China Construction Bank
Corp., Class H 16,881,506 13,641,601
China Merchants Bank Co.
Ltd., Class H 1,141,000 5,255,179
Industrial & Commercial Bank
of China Ltd., Class H 22,218,000 13,457,483
32,354,263
Common Stocks
Shares Value ($)
CHINA
Beverages 1.5%
Budweiser Brewing Co. APAC
Ltd. Reg. S (a) 2,626,500 7,630,687
Wuliangye Yibin Co. Ltd.,
Class A 192,292 4,655,662
12,286,349
Construction & Engineering 0.2%
China Conch Venture
Holdings Ltd. 416,500 1,758,713
Construction Materials 0.8%
China National Building
Material Co. Ltd., Class H 6,224,000 6,634,476
Diversified Consumer Services 1.4%
New Oriental Education &
Technology Group, Inc.,
ADR * 84,404 10,991,933
Entertainment 1.2%
Bilibili , Inc., ADR * 50,680 2,347,498
NetEase , Inc. 126,900 2,187,451
NetEase , Inc., ADR 11,142 4,784,152
9,319,101
Gas Utilities 0.4%
China Gas Holdings Ltd. 1,027,400 3,163,862
Health Care Providers & Services 0.2%
Sinopharm Group Co. Ltd.,
Class H 580,400 1,487,426
Hotels, Restaurants & Leisure 1.5%
Huazhu Group Ltd., ADR 169,925 5,955,872
Xiabuxiabu Catering
Management China
Holdings Co. Ltd. Reg. S
*(a) 2,436,679 2,417,400
Yum China Holdings, Inc. 76,735 3,688,651
12,061,923
Household Durables 0.3%
Midea Group Co. Ltd., Class
A 301,372 2,549,333
Insurance 3.5%
PICC Property & Casualty
Co. Ltd., Class H 4,049,000 3,331,067
Ping An Insurance Group Co.
of China Ltd., Class H 2,466,713 24,635,200
27,966,267
Interactive Media & Services 9.7%
58.com, Inc., ADR * 93,951 5,067,717
Autohome , Inc., ADR 61,713 4,659,332
Tencent Holdings Ltd. 1,042,773 66,981,279
76,708,328
Internet & Direct Marketing Retail 8.3%
Alibaba Group Holding Ltd.,
ADR * 257,901 55,629,245
Alibaba Group Holding Ltd. * 114,300 3,088,701
Prosus NV * 51,900 4,816,855
Trip.com Group Ltd., ADR * 103,280 2,677,018
66,211,819

NVIT Emerging Markets Fund - June 30, 2020 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
CHINA
Leisure Products 0.1%
Goodbaby International
Holdings Ltd. * 6,086,000 683,764
Life Sciences Tools & Services 0.7%
Wuxi Biologics Cayman, Inc.
Reg. S *(a) 318,000 5,826,697
Machinery 0.8%
Haitian International Holdings
Ltd. 1,837,856 3,742,317
Weichai Power Co. Ltd.,
Class H 1,377,530 2,569,908
6,312,225
Marine 0.4%
SITC International Holdings
Co. Ltd. 2,848,978 3,035,577
Real Estate Management & Development 1.2%
China Overseas Land &
Investment Ltd. 1,436,000 4,336,510
China Resources Land Ltd. 1,270,462 4,800,694
9,137,204
Textiles, Apparel & Luxury Goods 1.0%
ANTA Sports Products Ltd. 188,530 1,681,498
Li Ning Co. Ltd. 387,000 1,230,185
Shenzhou International Group
Holdings Ltd. 412,686 4,961,191
7,872,874
Wireless Telecommunication Services 0.4%
China Mobile Ltd. 511,685 3,457,490
299,819,624
COLOMBIA 0.3%
Banks 0.3%
Bancolombia SA, ADR 93,629 2,463,379
GEORGIA 0.6%
Banks 0.4%
Bank of Georgia Group plc * 199,869 2,657,797
Capital Markets 0.2%
Georgia Capital plc * 317,415 1,827,833
4,485,630
HONG KONG 0.8%
Machinery 0.8%
Techtronic Industries Co. Ltd. 655,000 6,390,003
INDIA 9.2%
Auto Components 0.2%
Motherson Sumi Systems Ltd. 1,293,192 1,633,309
Automobiles 0.4%
Maruti Suzuki India Ltd. 45,016 3,499,002
Banks 2.1%
Axis Bank Ltd., GDR Reg. S 72,066 1,930,640
HDFC Bank Ltd., ADR 250,780 11,400,460
Kotak Mahindra Bank Ltd. 158,206 2,854,980
16,186,080
Biotechnology 0.4%
Biocon Ltd. 682,701 3,536,731
Common Stocks
Shares Value ($)
INDIA
Chemicals 0.5%
UPL Ltd. * 720,425 4,068,581
Communications Equipment 0.0%
†
Tejas Networks Ltd. Reg. S
(a) 605,000 386,010
Construction & Engineering 0.7%
Larsen & Toubro Ltd. 440,245 5,508,446
Diversified Financial Services 0.2%
Bajaj Holdings & Investment
Ltd. 52,557 1,772,069
Household Durables 0.1%
Crompton Greaves Consumer
Electricals Ltd. 271,368 858,491
IT Services 1.1%
Infosys Ltd., ADR 480,465 4,641,292
Tata Consultancy Services
Ltd. 77,851 2,154,958
Tech Mahindra Ltd. 314,179 2,277,160
9,073,410
Metals & Mining 0.5%
Hindalco Industries Ltd. 1,848,798 3,619,522
Oil, Gas & Consumable Fuels 1.4%
Reliance Industries Ltd. 469,402 10,609,028
Real Estate Management & Development 0.2%
Oberoi Realty Ltd. 301,719 1,462,551
Thrifts & Mortgage Finance 0.9%
Housing Development
Finance Corp. Ltd. 296,312 6,950,307
Tobacco 0.5%
ITC Ltd. * 1,402,474 3,627,057
72,790,594
INDONESIA 1.5%
Banks 0.7%
Bank Mandiri Persero Tbk . PT 10,162,100 3,524,262
Bank Rakyat Indonesia
Persero Tbk . PT 11,425,700 2,439,088
5,963,350
Diversified Telecommunication Services 0.6%
Telekomunikasi Indonesia
Persero Tbk . PT 8,004,200 1,710,129
Telekomunikasi Indonesia
Persero Tbk . PT, ADR *(b) 126,118 2,759,462
4,469,591
Real Estate Management & Development 0.2%
Pakuwon Jati Tbk . PT 57,308,797 1,678,514
12,111,455
LUXEMBOURG 0.5%
Energy Equipment & Services 0.1%
Tenaris SA, ADR 67,730 875,749
Metals & Mining 0.4%
Ternium SA, ADR * 201,063 3,050,126
3,925,875

18 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Emerging Markets Fund
Common Stocks
Shares Value ($)
MACAU 1.0%
Hotels, Restaurants & Leisure 1.0%
Sands China Ltd. 2,115,600 8,278,817
MALAYSIA 0.2%
Beverages 0.2%
Heineken Malaysia Bhd. 242,300 1,282,042
MEXICO 3.2%
Banks 0.9%
Grupo Financiero Banorte
SAB de CV, Class O * 1,962,419 6,806,502
Beverages 0.6%
Arca Continental SAB de CV 652,725 2,861,147
Fomento Economico
Mexicano SAB de CV 348,016 2,157,489
5,018,636
Equity Real Estate Investment Trusts (REITs) 0.3%
PLA Administradora Industrial
S de RL de CV 1,874,812 2,181,958
Food Products 0.4%
Gruma SAB de CV, Class B 320,730 3,461,336
Metals & Mining 0.2%
Grupo Mexico SAB de CV
Series B 678,715 1,577,748
Transportation Infrastructure 0.8%
Grupo Aeroportuario del
Centro Norte SAB de CV * 990,574 4,604,966
Grupo Aeroportuario del
Pacifico SAB de CV, ADR 27,300 1,960,686
6,565,652
25,611,832
NIGERIA 0.1%
Oil, Gas & Consumable Fuels 0.1%
SEPLAT Petroleum
Development Co. plc Reg.
S (a) 974,299 690,914
PERU 0.9%
Banks 0.9%
Credicorp Ltd. 54,398 7,271,381
PHILIPPINES 0.8%
Banks 0.5%
BDO Unibank , Inc. 2,221,465 4,382,970
Real Estate Management & Development 0.3%
Ayala Land, Inc. 3,239,800 2,168,947
6,551,917
POLAND 0.5%
Entertainment 0.5%
CD Projekt SA * 37,745 3,764,744
PORTUGAL 0.4%
Oil, Gas & Consumable Fuels 0.4%
Galp Energia SGPS SA 249,127 2,877,796
RUSSIA 6.0%
Banks 2.0%
Sberbank of Russia PJSC,
ADR * 663,053 7,519,021
Common Stocks
Shares Value ($)
RUSSIA
Banks
Sberbank of Russia PJSC,
ADR * 600,976 6,827,624
Sberbank of Russia PJSC
(Preference) 496,872 1,319,837
15,666,482
Food & Staples Retailing 0.5%
X5 Retail Group NV, GDR
Reg. S 107,793 3,810,748
Interactive Media & Services 0.3%
Yandex NV, Class A * 41,663 2,083,983
Metals & Mining 0.2%
Severstal PAO 131,105 1,591,519
Oil, Gas & Consumable Fuels 2.3%
Lukoil PJSC, ADR 124,536 9,231,351
Lukoil PJSC, ADR 118,504 8,795,367
Novatek PJSC 65,153 927,099
18,953,817
Professional Services 0.2%
HeadHunter Group plc, ADR 64,568 1,509,600
Road & Rail 0.5%
Globaltrans Investment plc,
GDR Reg. S 700,391 3,771,344
47,387,493
SOUTH AFRICA 2.8%
Industrial Conglomerates 0.3%
Bidvest Group Ltd. (The) 272,663 2,230,668
Insurance 0.2%
Sanlam Ltd. 468,518 1,590,723
Internet & Direct Marketing Retail 1.5%
Naspers Ltd., Class N 68,893 12,568,170
Wireless Telecommunication Services 0.8%
Vodacom Group Ltd. 841,120 5,957,513
22,347,074
SOUTH KOREA 12.1%
Auto Components 0.2%
Nexen Tire Corp. 218,211 975,701
Woory Industrial Co. Ltd. 45,906 689,131
1,664,832
Banks 0.9%
KB Financial Group, Inc. 151,362 4,327,824
Shinhan Financial Group Co.
Ltd. 111,833 2,671,813
6,999,637
Chemicals 1.0%
LG Chem Ltd. (Preference) 39,198 8,258,701
Entertainment 1.0%
NCSoft Corp. 10,930 8,153,594
Insurance 0.3%
DB Insurance Co. Ltd. 63,810 2,272,554
Semiconductors & Semiconductor Equipment 3.3%
SK Hynix, Inc. 363,581 26,009,285
Technology Hardware, Storage & Peripherals 5.4%
Samsung Electronics Co. Ltd. 713,320 31,620,856

NVIT Emerging Markets Fund - June 30, 2020 (Unaudited) - Statement of Investments - 19
Common Stocks
Shares Value ($)
SOUTH KOREA
Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.
(Preference) 276,369 10,792,815
42,413,671
95,772,274
TAIWAN 10.3%
Communications Equipment 0.4%
Accton Technology Corp. 364,000 2,806,654
Electronic Equipment, Instruments & Components 2.3%
Chroma ATE, Inc. 1,156,000 5,975,498
Hon Hai Precision Industry
Co. Ltd. 1,018,000 2,971,318
Largan Precision Co. Ltd. 32,000 4,415,956
Taiwan Union Technology
Corp. 1,059,000 5,138,182
18,500,954
Food & Staples Retailing 0.4%
President Chain Store Corp. 294,319 2,956,033
Semiconductors & Semiconductor Equipment 6.4%
Globalwafers Co. Ltd. 296,273 4,036,620
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,943,937 20,570,820
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 454,080 25,778,121
50,385,561
Technology Hardware, Storage & Peripherals 0.4%
Micro-Star International Co.
Ltd. 930,000 3,380,981
Wireless Telecommunication Services 0.4%
Far EasTone
Telecommunications Co.
Ltd. 1,542,000 3,550,526
81,580,709
THAILAND 0.7%
Banks 0.1%
Kasikornbank PCL 334,178 1,007,282
Wireless Telecommunication Services 0.6%
Advanced Info Service PCL 513,756 3,076,095
Intouch Holdings PCL, Class
F 827,600 1,508,411
4,584,506
5,591,788
Common Stocks
Shares Value ($)
TURKEY 0.3%
Wireless Telecommunication Services 0.3%
Turkcell Iletisim Hizmetleri
A/S 1,112,131 2,666,924
UNITED KINGDOM 1.6%
Paper & Forest Products 0.6%
Mondi plc 250,386 4,678,667
Personal Products 1.0%
Unilever NV, NYRS 152,165 8,105,829
12,784,496
Total Investments
(cost $819,874,507)   — 98.2% 779,686,153
Other assets in excess of liabilities — 1.8% 14,229,313
NET ASSETS — 100.0%
$ 793,915,466
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at June 30, 2020 was
$16,951,708 which represents 2.14% of net assets.
(b) The security or a portion of this security is on loan at June 30,
2020. The total value of securities on loan at June 30, 2020 was $1,568,424, which was collateralized by $1,619,988 in
the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 8.75%, and maturity dates
ranging from 7/9/2020 – 2/15/2050.
ADR American Depositary Receipt
GDR Global Depositary Receipt
NYRS New York Registry Shares
PAO Public Stock Company
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

20 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT International Equity Fund
Common Stocks 98.5%
Shares Value ($)
AUSTRALIA 4.1%
Biotechnology 0.5%
CSL Ltd. 2,198 435,760
Capital Markets 0.5%
ASX Ltd. 3,469 204,987
Magellan Financial Group Ltd. 4,851 197,451
402,438
Chemicals 0.3%
Orica Ltd. 20,067 230,712
Internet & Direct Marketing Retail 0.1%
Kogan.com Ltd. 11,717 119,171
Metals & Mining 1.9%
Evolution Mining Ltd. 67,443 269,624
Fortescue Metals Group Ltd. 111,725 1,072,025
Regis Resources Ltd. 103,496 380,621
1,722,270
Oil, Gas & Consumable Fuels 0.4%
Santos Ltd. 96,348 354,263
Software 0.4%
Technology One Ltd. 59,902 364,240
3,628,854
BELGIUM 0.6%
Biotechnology 0.2%
Galapagos NV * 731 143,502
Media 0.4%
Telenet Group Holding NV 8,773 360,757
504,259
BRAZIL 1.5%
Food Products 0.2%
Minerva SA * 87,300 211,102
Independent Power and Renewable Electricity Producers
0.3%
Engie Brasil Energia SA 33,700 260,832
IT Services 0.2%
Pagseguro Digital Ltd., Class
A * 5,126 181,153
Metals & Mining 0.5%
Vale SA, ADR *(a) 45,693 471,095
Oil, Gas & Consumable Fuels 0.2%
Petroleo Brasileiro SA
(Preference) 41,860 165,882
Water Utilities 0.1%
Cia de Saneamento de Minas
Gerais -COPASA * 7,800 83,521
1,373,585
CANADA 6.8%
Auto Components 1.0%
Magna International, Inc. 20,608 917,766
Capital Markets 0.4%
IGM Financial, Inc. 15,144 368,003
Food & Staples Retailing 1.7%
Alimentation Couche-Tard,
Inc., Class B 46,840 1,468,752
Common Stocks
Shares Value ($)
CANADA
Independent Power and Renewable Electricity Producers
0.3%
Northland Power, Inc. 9,225 230,897
Insurance 0.3%
Sun Life Financial, Inc. 7,839 288,073
IT Services 0.4%
Shopify, Inc., Class A *(a) 350 332,513
Metals & Mining 1.0%
Kirkland Lake Gold Ltd. 15,772 649,422
Wesdome Gold Mines Ltd. * 28,583 246,964
896,386
Multiline Retail 0.3%
Dollarama, Inc. 7,518 250,083
Oil, Gas & Consumable Fuels 0.3%
Parex Resources, Inc. * 24,322 293,097
Real Estate Management & Development 0.2%
Real Matters, Inc. * 8,661 168,933
Road & Rail 0.7%
Canadian Pacific Railway Ltd. 2,359 600,037
Software 0.2%
Constellation Software, Inc. 191 215,661
6,030,201
CHINA 11.9%
Banks 2.5%
China Everbright Bank Co.
Ltd., Class H 403,000 151,414
China Merchants Bank Co.
Ltd., Class H 230,000 1,059,325
China Minsheng Banking
Corp. Ltd., Class H *(a) 1,519,500 1,043,795
2,254,534
Building Products 0.3%
China Lesso Group Holdings
Ltd. 207,000 268,741
Commercial Services & Supplies 0.5%
Country Garden Services
Holdings Co. Ltd. 44,000 204,606
S-Enjoy Service Group Co.
Ltd. * 77,000 198,626
403,232
Construction Materials 1.1%
Anhui Conch Cement Co.
Ltd., Class H 125,500 844,114
China Resources Cement
Holdings Ltd. 98,000 120,959
965,073
Electronic Equipment, Instruments & Components 0.3%
Sunny Optical Technology
Group Co. Ltd. 14,600 232,997
Entertainment 0.2%
Tencent Music Entertainment
Group, ADR *(a) 12,187 164,037
Gas Utilities 0.5%
ENN Energy Holdings Ltd. 41,500 466,093

NVIT International Equity Fund - June 30, 2020 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
CHINA
Insurance 0.5%
Ping An Insurance Group Co.
of China Ltd., Class H 45,000 449,418
Interactive Media & Services 1.5%
Momo , Inc., ADR 3,271 57,177
Tencent Holdings Ltd. 20,100 1,291,100
1,348,277
Internet & Direct Marketing Retail 2.6%
Alibaba Group Holding Ltd.,
ADR * 6,465 1,394,500
JD.com, Inc., ADR * 9,826 591,329
Vipshop Holdings Ltd., ADR * 16,751 333,512
2,319,341
Machinery 0.5%
Sinotruk Hong Kong Ltd. (a) 177,500 458,525
Pharmaceuticals 0.5%
CSPC Pharmaceutical Group
Ltd. 252,000 475,078
Real Estate Management & Development 0.3%
China Overseas Property
Holdings Ltd. (a) 245,000 258,951
Textiles, Apparel & Luxury Goods 0.6%
Li Ning Co. Ltd. 156,500 497,478
10,561,775
COLOMBIA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Ecopetrol SA, ADR 11,982 133,360
DENMARK 4.2%
Health Care Equipment & Supplies 2.0%
Coloplast A/S, Class B 11,535 1,788,257
Pharmaceuticals 2.2%
Novo Nordisk A/S, Class B 29,353 1,899,467
3,687,724
FINLAND 1.3%
Machinery 0.9%
Valmet OYJ 30,910 805,644
Oil, Gas & Consumable Fuels 0.4%
Neste OYJ 7,982 311,735
1,117,379
FRANCE 7.0%
Automobiles 0.5%
Peugeot SA * 27,416 445,033
Banks 0.7%
BNP Paribas SA * 9,186 364,161
Societe Generale SA * 13,106 218,043
582,204
Building Products 0.4%
Cie de Saint-Gobain * 9,916 356,406
Capital Markets 0.1%
Amundi SA Reg. S *(b) 1,241 97,070
Electrical Equipment 2.2%
Schneider Electric SE 18,137 2,010,809
Common Stocks
Shares Value ($)
FRANCE
Hotels, Restaurants & Leisure 0.1%
La Francaise des Jeux SAEM
Reg. S (b) 3,528 108,715
Oil, Gas & Consumable Fuels 1.2%
TOTAL SA (a) 28,048 1,068,337
Personal Products 1.1%
L'Oreal SA 3,042 975,235
Textiles, Apparel & Luxury Goods 0.7%
Hermes International 718 599,259
6,243,068
GERMANY 3.2%
Aerospace & Defense 0.7%
MTU Aero Engines AG 3,562 615,609
Auto Components 0.1%
Schaeffler AG (Preference) 11,251 84,230
Capital Markets 0.2%
DWS Group GmbH & Co.
KGaA Reg. S *(b) 5,202 188,659
Insurance 1.9%
Allianz SE (Registered) 8,292 1,691,351
Internet & Direct Marketing Retail 0.3%
HelloFresh SE * 4,290 227,753
2,807,602
GREECE 0.2%
Diversified Telecommunication Services 0.2%
Hellenic Telecommunications
Organization SA 16,140 219,845
HONG KONG 1.5%
Food Products 0.7%
WH Group Ltd. Reg. S (b) 747,000 641,066
Machinery 0.5%
Techtronic Industries Co. Ltd. 43,000 419,496
Real Estate Management & Development 0.3%
Sun Hung Kai Properties Ltd. 18,000 229,395
1,289,957
INDIA 2.2%
Banks 1.0%
HDFC Bank Ltd., ADR 18,969 862,331
IT Services 1.2%
Infosys Ltd., ADR 95,553 923,042
Wipro Ltd., ADR 46,256 153,107
1,076,149
1,938,480
INDONESIA 0.2%
Tobacco 0.2%
Gudang Garam Tbk . PT 54,000 178,366
IRELAND 0.1%
Life Sciences Tools & Services 0.1%
ICON plc * 503 84,735

22 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
ISRAEL 0.4%
Diversified Financial Services 0.4%
Plus500 Ltd. 19,808 322,614
ITALY 1.2%
Automobiles 0.9%
Ferrari NV 4,644 791,314
Banks 0.1%
Intesa Sanpaolo SpA * 47,166 90,104
Insurance 0.2%
Poste Italiane SpA Reg. S (b) 22,784 197,838
1,079,256
JAPAN 15.6%
Banks 2.0%
77 Bank Ltd. (The) (a) 8,100 120,467
Mitsubishi UFJ Financial
Group, Inc. 257,400 1,006,736
Nishi-Nippon Financial
Holdings, Inc. 24,300 163,891
Sumitomo Mitsui Trust
Holdings, Inc. 16,400 460,273
1,751,367
Beverages 0.6%
Asahi Group Holdings Ltd. (a) 14,000 490,465
Chemicals 0.9%
Nitto Denko Corp. 1,900 107,512
Shin-Etsu Chemical Co. Ltd. 6,200 724,771
832,283
Diversified Financial Services 0.9%
ORIX Corp. 61,300 755,849
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc. 9,100 114,462
Electronic Equipment, Instruments & Components 0.2%
Omron Corp. 3,300 221,089
Entertainment 0.2%
Nintendo Co. Ltd. 400 177,986
Food & Staples Retailing 0.7%
Seven & i Holdings Co. Ltd. 20,300 662,469
Independent Power and Renewable Electricity Producers
0.2%
Electric Power Development
Co. Ltd. 7,400 140,298
Insurance 2.0%
Dai-ichi Life Holdings, Inc. 127,700 1,520,878
MS&AD Insurance Group
Holdings, Inc. 10,100 277,372
1,798,250
Interactive Media & Services 0.4%
Dip Corp. 10,500 211,690
Kakaku.com, Inc. 5,400 136,741
348,431
IT Services 0.5%
Nihon Unisys Ltd. 2,800 88,108
Otsuka Corp. 4,300 226,487
TIS, Inc. 6,000 127,614
442,209
Common Stocks
Shares Value ($)
JAPAN
Personal Products 0.2%
Kao Corp. 2,800 221,668
Pharmaceuticals 0.8%
Chugai Pharmaceutical Co.
Ltd. 3,300 176,408
Shionogi & Co. Ltd. 8,000 500,796
677,204
Real Estate Management & Development 1.9%
Daito Trust Construction Co.
Ltd. 4,800 441,025
Daiwa House Industry Co.
Ltd. 42,500 1,002,389
Sumitomo Realty &
Development Co. Ltd. 7,500 206,231
1,649,645
Road & Rail 1.5%
East Japan Railway Co. 12,500 866,248
West Japan Railway Co. 7,900 442,975
1,309,223
Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp. 2,000 113,602
Wireless Telecommunication Services 2.4%
KDDI Corp. 12,900 386,779
NTT DOCOMO, Inc. 55,100 1,469,873
Softbank Corp. 30,400 386,941
2,243,593
13,950,093
LUXEMBOURG 0.2%
Capital Markets 0.2%
Reinet Investments SCA 12,228 214,582
MACAU 0.4%
Hotels, Restaurants & Leisure 0.4%
Sands China Ltd. 83,600 327,146
MALAYSIA 0.4%
Health Care Equipment & Supplies 0.4%
Hartalega Holdings Bhd. 122,400 373,821
MEXICO 0.9%
Food & Staples Retailing 0.2%
Wal-Mart de Mexico SAB de
CV 75,900 182,118
Insurance 0.2%
Qualitas Controladora SAB
de CV 36,100 141,874
Wireless Telecommunication Services 0.5%
America Movil SAB de CV,
Class L, ADR 36,557 463,909
787,901
NETHERLANDS 1.7%
Electrical Equipment 0.1%
Alfen Beheer BV Reg. S *(b) 2,456 98,848
Oil, Gas & Consumable Fuels 0.2%
Royal Dutch Shell plc, Class
A 11,999 190,932
Semiconductors & Semiconductor Equipment 1.4%
ASM International NV 6,682 1,030,550

NVIT International Equity Fund - June 30, 2020 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
NETHERLANDS
Semiconductors & Semiconductor Equipment
ASML Holding NV 436 159,828
1,190,378
1,480,158
NEW ZEALAND 0.5%
Health Care Equipment & Supplies 0.5%
Fisher & Paykel Healthcare
Corp. Ltd. 20,977 485,095
NORWAY 0.1%
Food Products 0.1%
Orkla ASA 10,520 92,212
POLAND 0.3%
Entertainment 0.1%
PlayWay SA 849 101,206
Wireless Telecommunication Services 0.2%
PLAY Communications SA
Reg. S (b) 15,851 121,567
222,773
RUSSIA 1.4%
Banks 0.2%
Sberbank of Russia PJSC,
ADR * 14,318 162,665
Electric Utilities 0.2%
Inter RAO UES PJSC 3,078,712 209,451
Interactive Media & Services 0.1%
Yandex NV, Class A * 2,211 110,594
Oil, Gas & Consumable Fuels 0.9%
Lukoil PJSC, ADR 3,512 260,661
Lukoil PJSC, ADR 2,699 200,066
Transneft PJSC (Preference) 138 261,243
721,970
1,204,680
SINGAPORE 0.4%
Banks 0.3%
Oversea-Chinese Banking
Corp. Ltd. 40,200 260,142
Semiconductors & Semiconductor Equipment 0.1%
AEM Holdings Ltd. 37,200 84,309
344,451
SOUTH AFRICA 1.0%
Food & Staples Retailing 0.1%
Clicks Group Ltd. 10,163 123,147
Metals & Mining 0.9%
Anglo American Platinum Ltd. 6,742 486,784
Anglo American plc 12,451 287,805
774,589
897,736
SOUTH KOREA 3.9%
Banks 0.6%
Hana Financial Group, Inc. 11,363 258,656
Shinhan Financial Group Co.
Ltd. 11,592 276,945
535,601
Common Stocks
Shares Value ($)
SOUTH KOREA
Entertainment 0.4%
NCSoft Corp. 511 381,197
Technology Hardware, Storage & Peripherals 2.9%
Samsung Electronics Co. Ltd. 56,900 2,522,328
3,439,126
SPAIN 1.1%
IT Services 0.2%
Amadeus IT Group SA 3,532 183,780
Specialty Retail 0.9%
Industria de Diseno Textil SA 28,957 765,602
949,382
SWEDEN 3.6%
Hotels, Restaurants & Leisure 1.1%
Evolution Gaming Group AB
Reg. S (b) 16,353 973,942
Household Products 0.1%
Essity AB, Class B * 2,831 91,397
Machinery 1.3%
SKF AB, Class B 44,026 816,848
Volvo AB, Class B * 23,257 363,542
1,180,390
Software 0.1%
Fortnox AB 3,722 101,764
Tobacco 1.0%
Swedish Match AB 12,471 875,649
3,223,142
SWITZERLAND 7.2%
Capital Markets 0.3%
Credit Suisse Group AG
(Registered) 6,885 71,042
Partners Group Holding AG 260 235,443
306,485
Food Products 1.5%
Nestle SA (Registered) 11,780 1,301,398
Pharmaceuticals 5.4%
Novartis AG (Registered) 22,216 1,930,363
Roche Holding AG 8,292 2,870,951
4,801,314
6,409,197
TAIWAN 3.9%
Communications Equipment 0.3%
Accton Technology Corp. 36,000 277,581
Semiconductors & Semiconductor Equipment 3.3%
Taiwan Semiconductor
Manufacturing Co. Ltd. 277,000 2,931,225
Textiles, Apparel & Luxury Goods 0.3%
Feng TAY Enterprise Co. Ltd. 50,600 284,663
3,493,469
THAILAND 0.3%
Electronic Equipment, Instruments & Components 0.1%
Hana Microelectronics PCL,
NVDR 100,700 91,011

24 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
THAILAND
Oil, Gas & Consumable Fuels 0.2%
PTT Exploration & Production
PCL 66,100 196,642
287,653
TURKEY 0.7%
Diversified Telecommunication Services 0.5%
Turk Telekomunikasyon A/S * 393,897 465,900
Wireless Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri
A/S 77,514 185,881
651,781
UNITED KINGDOM 8.3%
Banks 1.1%
Barclays plc 221,214 312,967
Lloyds Banking Group plc 742,937 286,601
Royal Bank of Scotland
Group plc 185,792 279,444
Standard Chartered plc 17,964 97,802
976,814
Communications Equipment 0.2%
Spirent Communications plc 61,382 183,057
Electric Utilities 0.5%
SSE plc 26,245 443,120
Food Products 0.6%
Tate & Lyle plc 68,748 568,132
Household Durables 0.5%
Persimmon plc 14,164 400,551
Vistry Group plc 6,529 57,417
457,968
Interactive Media & Services 0.2%
Auto Trader Group plc Reg.
S (b) 20,889 136,104
Internet & Direct Marketing Retail 0.1%
Moneysupermarket.com
Group plc 20,139 80,671
Leisure Products 0.3%
Games Workshop Group plc 2,727 270,584
Personal Products 1.3%
Unilever NV 22,216 1,178,234
Pharmaceuticals 0.3%
GlaxoSmithKline plc 13,294 269,362
Professional Services 2.0%
RELX plc 76,374 1,767,695
Semiconductors & Semiconductor Equipment 0.2%
Dialog Semiconductor plc * 3,802 173,286
Specialty Retail 0.1%
Dunelm Group plc 8,198 120,763
Trading Companies & Distributors 0.4%
Howden Joinery Group plc 53,062 363,017
Common Stocks
Shares Value ($)
UNITED KINGDOM
Wireless Telecommunication Services 0.5%
Vodafone Group plc 260,739 415,764
7,404,571
Total Common Stocks
(cost $80,107,904) 87,440,029
Repurchase Agreement 2.0%
Principal
Amount ($)
Bank of America NA,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $1,785,386,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $1,821,088.
(c)(d) 1,785,381 1,785,381
Total Repurchase Agreement
(cost $1,785,381) 1,785,381
Total Investments
(cost $81,893,285)   — 100.5% 89,225,410
Liabilities in excess of other assets
— (0.5)% (462,028)
NET ASSETS — 100.0%
$ 88,763,382
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $3,007,939, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,785,381 and by $1,404,820 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 8.00%, and maturity dates ranging from
7/2/2020 – 11/15/2049, a total value of $3,190,201.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at June 30, 2020 was
$2,563,809 which represents 2.89% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $1,785,381.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
NVDR Non-Voting Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.

NVIT International Equity Fund - June 30, 2020 (Unaudited) - Statement of Investments - 25
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

26 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Multi-Manager International Value Fund
Common Stocks 96.2%
Shares Value ($)
AUSTRALIA 4.7%
Banks 1.5%
Australia & New Zealand
Banking Group Ltd. 29,363 379,992
Bendigo & Adelaide Bank Ltd. 5,424 26,367
National Australia Bank Ltd. 22,193 280,586
Westpac Banking Corp. 36,848 458,998
1,145,943
Capital Markets 0.6%
Macquarie Group Ltd. 6,400 526,809
Chemicals 0.0%
†
Incitec Pivot Ltd. (a) 22,699 29,501
Commercial Services & Supplies 0.0%
†
Cleanaway Waste
Management Ltd. (a) 20,068 30,584
Construction Materials 0.0%
†
Boral Ltd. 8,851 23,267
Diversified Financial Services 0.2%
AMP Ltd. * 23,078 29,587
Challenger Ltd. 48,982 150,132
179,719
Energy Equipment & Services 0.0%
†
Worley Ltd. 1,643 9,955
Hotels, Restaurants & Leisure 0.0%
†
Crown Resorts Ltd. 770 5,146
Tabcorp Holdings Ltd. 11,162 26,139
31,285
Insurance 0.1%
QBE Insurance Group Ltd. 6,220 38,238
Suncorp Group Ltd. 6,419 41,097
79,335
Metals & Mining 1.3%
BHP Group plc, ADR (a) 4,865 200,195
BlueScope Steel Ltd. 10,012 81,203
Fortescue Metals Group Ltd. 16,840 161,583
Glencore plc * 184,254 390,002
Newcrest Mining Ltd. 3,331 74,265
South32 Ltd. 63,647 90,123
997,371
Multiline Retail 0.0%
†
Harvey Norman Holdings Ltd.
(a) 8,544 21,062
Oil, Gas & Consumable Fuels 0.6%
Oil Search Ltd. 27,438 60,423
Origin Energy Ltd. 11,267 45,641
Santos Ltd. 75,198 276,497
Woodside Petroleum Ltd. 9,286 139,556
522,117
Real Estate Management & Development 0.4%
Lendlease Group 38,007 326,178
Road & Rail 0.0%
†
Aurizon Holdings Ltd. 1,937 6,595
3,929,721
AUSTRIA 0.0%
†
Banks 0.0%
†
Raiffeisen Bank International
AG * 1,174 20,883
Common Stocks
Shares Value ($)
BELGIUM 1.3%
Banks 0.6%
KBC Group NV 9,580 548,685
Chemicals 0.1%
Solvay SA 1,146 91,634
Diversified Financial Services 0.4%
Groupe Bruxelles Lambert
SA (a) 4,425 370,762
Insurance 0.1%
Ageas SA/NV 1,488 52,627
Pharmaceuticals 0.1%
UCB SA 457 52,897
1,116,605
CANADA 3.6%
Auto Components 0.3%
Magna International, Inc. 5,089 226,618
Banks 1.3%
Bank of Montreal (a) 7,835 416,383
Bank of Nova Scotia (The) (a) 7,173 296,174
Canadian Imperial Bank of
Commerce (a) 4,758 318,204
1,030,761
Chemicals 0.1%
Nutrien Ltd. 3,357 107,836
Construction & Engineering 0.0%
†
SNC-Lavalin Group, Inc. 1,500 25,313
Gas Utilities 0.0%
†
AltaGas Ltd. 1,508 17,384
Insurance 0.4%
Fairfax Financial Holdings
Ltd. 316 97,628
iA Financial Corp., Inc. 2,186 73,199
Manulife Financial Corp. (a) 12,004 163,331
Sun Life Financial, Inc. 732 26,901
361,059
Metals & Mining 0.5%
Barrick Gold Corp. 3,269 87,962
Kinross Gold Corp. * 24,005 173,283
Pan American Silver Corp. 562 17,068
Teck Resources Ltd., Class B 7,140 74,736
Yamana Gold, Inc. (a) 7,700 42,042
395,091
Oil, Gas & Consumable Fuels 1.0%
Cameco Corp. 4,576 46,920
Canadian Natural Resources
Ltd. 18,616 323,722
Cenovus Energy, Inc. 6,533 30,516
Husky Energy, Inc. 5,009 16,456
Imperial Oil Ltd. 3,226 51,777
Pembina Pipeline Corp. (a) 2,700 67,500
Suncor Energy, Inc. 18,510 312,088
848,979
3,013,041
CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc 2,057 23,856

NVIT Multi-Manager International Value Fund - June 30, 2020 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
CHILE
Metals & Mining
Lundin Mining Corp. 8,521 45,693
69,549
CHINA 0.6%
Interactive Media & Services 0.2%
Baidu, Inc., ADR * 1,500 179,835
Wireless Telecommunication Services 0.4%
China Mobile Ltd. 53,500 361,503
541,338
COLOMBIA 0.0%
†
Wireless Telecommunication Services 0.0%
†
Millicom International Cellular
SA, SDR 813 21,242
DENMARK 1.7%
Air Freight & Logistics 0.2%
DSV Panalpina A/S 1,296 158,106
Banks 0.0%
†
Danske Bank A/S * 2,935 39,038
Beverages 0.2%
Carlsberg A/S, Class B 994 131,307
Biotechnology 0.1%
Genmab A/S * 229 76,605
Building Products 0.0%
†
ROCKWOOL International
A/S, Class A 49 11,976
ROCKWOOL International
A/S, Class B 97 26,234
38,210
Chemicals 0.1%
Novozymes A/S, Class B 1,378 79,634
Electrical Equipment 0.3%
Vestas Wind Systems A/S 2,009 204,426
Energy Equipment & Services 0.1%
Drilling Co. of 1972 A/S (The)
* 2,722 57,309
Health Care Equipment & Supplies 0.0%
†
Demant A/S * 753 19,843
Insurance 0.0%
†
Tryg A/S 671 19,414
Marine 0.7%
AP Moller - Maersk A/S,
Class A 30 32,537
AP Moller - Maersk A/S,
Class B 432 502,898
535,435
Pharmaceuticals 0.0%
†
H Lundbeck A/S 860 32,323
1,391,650
FINLAND 0.4%
Banks 0.2%
Nordea Bank Abp 20,602 142,102
Communications Equipment 0.0%
†
Nokia OYJ 1,794 7,857
Common Stocks
Shares Value ($)
FINLAND
Electric Utilities 0.1%
Fortum OYJ (a) 3,232 61,315
Paper & Forest Products 0.1%
Stora Enso OYJ, Class R 8,212 97,930
309,204
FRANCE 9.2%
Aerospace & Defense 0.3%
Airbus SE * 1,420 101,045
Dassault Aviation SA * 200 184,148
285,193
Auto Components 0.4%
Cie Generale des
Etablissements Michelin
SCA (a) 2,910 301,465
Valeo SA 2,293 60,063
361,528
Automobiles 0.3%
Peugeot SA * 10,348 167,975
Renault SA * 3,450 87,328
255,303
Banks 0.5%
BNP Paribas SA * 6,236 247,214
Credit Agricole SA * 4,991 47,144
Societe Generale SA * 9,082 151,096
445,454
Building Products 0.3%
Cie de Saint-Gobain * 6,064 217,956
Capital Markets 0.0%
†
Amundi SA Reg. S *(b) 165 12,906
Natixis SA * 8,394 21,870
34,776
Chemicals 0.6%
Arkema SA 5,349 510,814
Construction & Engineering 0.2%
Bouygues SA * 3,529 120,381
Eiffage SA * 155 14,153
134,534
Diversified Telecommunication Services 0.3%
Orange SA 18,983 226,774
Electric Utilities 0.1%
Electricite de France SA 6,426 59,177
Entertainment 0.7%
Bollore SA 8,276 25,956
Ubisoft Entertainment SA * 2,100 172,955
Vivendi SA 15,662 401,436
600,347
Food & Staples Retailing 0.2%
Carrefour SA 9,388 144,926
Insurance 0.3%
AXA SA (a) 8,407 175,446
CNP Assurances * 1,923 22,098
SCOR SE * 921 25,206
222,750
IT Services 0.3%
Atos SE * 1,197 101,881
Capgemini SE 1,136 129,948
231,829

28 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Multi-Manager International Value Fund
Common Stocks
Shares Value ($)
FRANCE
Media 0.1%
Publicis Groupe SA 1,736 56,119
Multi-Utilities 1.8%
Engie SA * 66,663 822,842
Veolia Environnement SA 26,107 586,383
1,409,225
Oil, Gas & Consumable Fuels 1.5%
TOTAL SA (a) 32,992 1,256,651
Pharmaceuticals 1.1%
Sanofi 9,363 952,583
Textiles, Apparel & Luxury Goods 0.0%
†
EssilorLuxottica SA * 310 39,733
Trading Companies & Distributors 0.2%
Rexel SA 18,091 206,473
7,652,145
GERMANY 10.1%
Airlines 0.1%
Deutsche Lufthansa AG
(Registered) * 4,812 48,223
Auto Components 0.1%
Continental AG 890 86,931
Automobiles 1.5%
Bayerische Motoren Werke
AG 4,872 310,391
Bayerische Motoren Werke
AG (Preference) 773 37,410
Daimler AG (Registered) 11,273 456,934
Porsche Automobil Holding
SE (Preference) * 1,080 61,895
Volkswagen AG 496 79,611
Volkswagen AG (Preference) 2,402 363,250
1,309,491
Banks 0.1%
Commerzbank AG * 11,681 52,006
Capital Markets 0.7%
Deutsche Bank AG
(Registered) * 11,670 110,655
Deutsche Bank AG
(Registered) * 2,293 21,829
Deutsche Boerse AG 2,382 430,544
563,028
Chemicals 0.5%
BASF SE 4,549 254,198
Covestro AG Reg. S (b) 3,906 148,238
Evonik Industries AG 1,789 45,321
447,757
Construction Materials 0.8%
HeidelbergCement AG 11,838 630,746
Diversified Telecommunication Services 0.0%
†
Telefonica Deutschland
Holding AG 13,341 39,352
Food & Staples Retailing 0.0%
†
METRO AG 4,316 40,776
Health Care Providers & Services 0.9%
Fresenius SE & Co. KGaA 14,900 735,476
Common Stocks
Shares Value ($)
GERMANY
Independent Power and Renewable Electricity Producers
0.1%
Uniper SE 2,675 86,329
Industrial Conglomerates 1.0%
Siemens AG (Registered) 6,791 797,724
Insurance 1.5%
Allianz SE (Registered) 5,028 1,025,579
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 258 66,958
Talanx AG 3,564 132,265
1,224,802
Multi-Utilities 0.1%
RWE AG 3,280 114,747
Pharmaceuticals 0.8%
Bayer AG (Registered) 9,004 660,890
Semiconductors & Semiconductor Equipment 0.8%
Infineon Technologies AG 27,659 646,482
Software 1.1%
SAP SE 6,454 898,368
8,383,128
HONG KONG 1.5%
Airlines 0.0%
†
Cathay Pacific Airways Ltd.
(a) 12,000 11,614
Banks 0.0%
†
Bank of East Asia Ltd. (The) 12,000 27,430
Electric Utilities 0.0%
†
CK Infrastructure Holdings
Ltd. 3,000 15,457
Food Products 0.1%
WH Group Ltd. Reg. S (b) 85,000 72,946
Industrial Conglomerates 0.1%
Guoco Group Ltd. 3,000 42,950
NWS Holdings Ltd. 17,307 14,953
57,903
Real Estate Management & Development 1.2%
CK Asset Holdings Ltd. 79,500 472,743
Hang Lung Properties Ltd. (a) 20,000 47,413
Henderson Land
Development Co. Ltd. 7,455 28,231
Hongkong Land Holdings Ltd. 6,400 26,490
Kerry Properties Ltd. 10,500 27,128
New World Development Co.
Ltd. 14,550 69,158
Sino Land Co. Ltd. 35,587 44,808
Sun Hung Kai Properties Ltd. 12,721 162,119
Swire Pacific Ltd., Class A 9,000 47,605
Wharf Holdings Ltd. (The) (a) 13,000 26,458
Wheelock & Co. Ltd. 9,000 71,183
1,023,336

NVIT Multi-Manager International Value Fund - June 30, 2020 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
HONG KONG
Road & Rail 0.1%
MTR Corp. Ltd. 9,130 47,224
1,255,910
IRELAND 1.3%
Airlines 0.2%
Ryanair Holdings plc, ADR * 2,074 137,589
Banks 0.2%
AIB Group plc * 113,600 142,697
Construction Materials 0.2%
CRH plc, ADR (a) 3,682 126,330
CRH plc 278 9,508
135,838
Containers & Packaging 0.6%
Smurfit Kappa Group plc 16,745 558,793
Hotels, Restaurants & Leisure 0.1%
Flutter Entertainment plc (a) 638 83,720
1,058,637
ISRAEL 0.4%
Consumer Finance 0.0%
†
Isracard Ltd. 298 677
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR * 4,120 50,800
Teva Pharmaceutical
Industries Ltd. * 493 6,050
56,850
Software 0.3%
Check Point Software
Technologies Ltd. * 2,400 257,832
315,359
ITALY 1.7%
Banks 1.1%
Intesa Sanpaolo SpA * 45,611 87,134
Mediobanca Banca di Credito
Finanziario SpA 38,067 272,757
UniCredit SpA * 53,734 493,310
853,201
Diversified Telecommunication Services 0.1%
Telecom Italia SpA 310,131 121,202
Electrical Equipment 0.4%
Prysmian SpA 14,217 328,877
Oil, Gas & Consumable Fuels 0.1%
Eni SpA 12,093 115,153
1,418,433
JAPAN 24.6%
Airlines 0.4%
Japan Airlines Co. Ltd. 17,100 308,234
Auto Components 1.5%
Aisin Seiki Co. Ltd. 2,000 58,283
Bridgestone Corp. (a) 1,300 41,828
Denso Corp. 3,000 117,034
JTEKT Corp. 3,400 26,420
NGK Spark Plug Co. Ltd. 1,500 21,491
NHK Spring Co. Ltd. 2,600 16,839
Common Stocks
Shares Value ($)
JAPAN
Auto Components
NOK Corp. 1,500 18,555
Sumitomo Electric Industries
Ltd. 11,200 128,824
Sumitomo Rubber Industries
Ltd. 3,100 30,534
Toyo Tire Corp. (a) 3,000 40,109
Toyoda Gosei Co. Ltd. 1,200 24,964
Toyota Boshoku Corp. 1,500 20,135
Toyota Industries Corp. 12,700 672,414
TS Tech Co. Ltd. 400 10,968
Yokohama Rubber Co. Ltd.
(The) 1,500 21,079
1,249,477
Automobiles 2.1%
Honda Motor Co. Ltd. 19,700 503,645
Isuzu Motors Ltd. 6,700 60,503
Mazda Motor Corp. 10,800 64,755
Mitsubishi Motors Corp. 7,200 17,771
Nissan Motor Co. Ltd. (a) 29,900 110,748
Subaru Corp. 900 18,716
Suzuki Motor Corp. 2,400 81,432
Toyota Motor Corp. 15,114 948,125
Yamaha Motor Co. Ltd. 3,600 56,405
1,862,100
Banks 1.8%
Aozora Bank Ltd. 800 13,927
Bank of Kyoto Ltd. (The) 500 17,719
Chiba Bank Ltd. (The) 6,400 30,167
Chugoku Bank Ltd. (The) 900 8,330
Concordia Financial Group
Ltd. 10,400 33,293
Fukuoka Financial Group, Inc. 1,300 20,517
Hachijuni Bank Ltd. (The) 4,300 16,310
Iyo Bank Ltd. (The) 2,900 17,695
Kyushu Financial Group, Inc. 1,300 5,486
Mebuki Financial Group, Inc. 5,260 12,193
Mitsubishi UFJ Financial
Group, Inc. 46,400 181,478
Mizuho Financial Group, Inc. 92,600 113,553
Resona Holdings, Inc. (a) 10,300 35,147
Shinsei Bank Ltd. 1,600 19,267
Shizuoka Bank Ltd. (The) 3,100 19,926
Sumitomo Mitsui Financial
Group, Inc. 35,400 995,558
Sumitomo Mitsui Trust
Holdings, Inc. 1,500 42,098
1,582,664
Beverages 0.4%
Coca-Cola Bottlers Japan
Holdings, Inc. (a) 1,400 25,374
Kirin Holdings Co. Ltd. (a) 16,500 347,968
373,342
Building Products 0.2%
AGC, Inc. 3,400 96,719
LIXIL Group Corp. 2,500 34,938
131,657
Capital Markets 0.6%
Daiwa Securities Group, Inc.
(a) 94,300 393,394

30 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Multi-Manager International Value Fund
Common Stocks
Shares Value ($)
JAPAN
Capital Markets
Nomura Holdings, Inc. 13,700 61,312
SBI Holdings, Inc. 1,300 28,088
482,794
Chemicals 1.2%
Air Water, Inc. 4,500 63,473
Asahi Kasei Corp. 11,000 89,370
Daicel Corp. 2,500 19,317
Denka Co. Ltd. 10,299 251,947
DIC Corp. 1,200 30,079
JSR Corp. 1,500 28,947
Kaneka Corp. 900 23,381
Kuraray Co. Ltd. (a) 6,400 66,789
Mitsubishi Chemical Holdings
Corp. 9,500 55,290
Mitsubishi Gas Chemical Co.,
Inc. 2,100 31,767
Mitsui Chemicals, Inc. 2,400 50,024
Nippon Kayaku Co. Ltd. 2,700 28,182
Nippon Shokubai Co. Ltd. 500 26,153
Showa Denko KK 1,200 26,904
Sumitomo Chemical Co. Ltd. 23,000 68,733
Teijin Ltd. 2,200 34,966
Tokai Carbon Co. Ltd. 600 5,628
Toray Industries, Inc. 10,600 49,927
Tosoh Corp. 3,100 42,276
Ube Industries Ltd. 1,500 25,775
Zeon Corp. 1,400 12,875
1,031,803
Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd. 2,200 50,390
Kokuyo Co. Ltd. 500 6,035
Toppan Printing Co. Ltd. 2,500 41,676
98,101
Construction & Engineering 0.4%
JGC Holdings Corp. 900 9,473
Kajima Corp. 5,800 69,082
Kandenko Co. Ltd. 1,000 8,503
Kinden Corp. 900 14,845
Maeda Corp. 600 4,569
Maeda Road Construction
Co. Ltd. 100 1,885
Nippo Corp. 1,100 27,754
Obayashi Corp. 6,300 58,914
Shimizu Corp. 5,700 46,793
Taisei Corp. 1,700 61,821
Toda Corp. 1,800 11,602
315,241
Construction Materials 0.0%
†
Taiheiyo Cement Corp. 1,100 25,437
Consumer Finance 0.0%
†
AEON Financial Service Co.
Ltd. 800 8,726
Credit Saison Co. Ltd. 1,000 11,434
Hitachi Capital Corp. 700 15,421
35,581
Containers & Packaging 0.0%
†
Rengo Co. Ltd. 1,000 8,140
Common Stocks
Shares Value ($)
JAPAN
Containers & Packaging
Toyo Seikan Group Holdings
Ltd. 2,400 27,080
35,220
Diversified Financial Services 0.9%
Fuyo General Lease Co. Ltd. 200 11,113
Mitsubishi UFJ Lease &
Finance Co. Ltd. 8,500 40,231
ORIX Corp. 54,500 672,003
723,347
Electrical Equipment 0.1%
Fuji Electric Co. Ltd. 1,100 30,064
Mabuchi Motor Co. Ltd. (a) 400 12,721
42,785
Electronic Equipment, Instruments & Components 1.5%
Alps Alpine Co. Ltd. 1,700 21,783
Canon Marketing Japan, Inc.
(a) 800 16,288
Hitachi Ltd. 24,240 765,242
Ibiden Co. Ltd. 1,100 32,102
Kyocera Corp. 7,900 429,851
1,265,266
Entertainment 1.3%
Nintendo Co. Ltd. 1,400 622,951
Square Enix Holdings Co.
Ltd. 8,500 428,699
1,051,650
Food & Staples Retailing 1.3%
Matsumotokiyoshi Holdings
Co. Ltd. 8,900 322,351
Seven & i Holdings Co. Ltd. 22,300 727,737
1,050,088
Food Products 0.1%
Itoham Yonekyu Holdings,
Inc. 1,100 6,618
NH Foods Ltd. 1,000 40,121
Yamazaki Baking Co. Ltd. 800 13,745
60,484
Health Care Equipment & Supplies 0.9%
Nipro Corp. 700 7,771
Olympus Corp. 36,500 702,999
710,770
Health Care Providers & Services 0.1%
Alfresa Holdings Corp. 1,100 22,899
Medipal Holdings Corp. 800 15,401
Suzuken Co. Ltd. 300 11,182
Toho Holdings Co. Ltd. 500 9,304
58,786
Household Durables 1.6%
Haseko Corp. 7,600 95,716
Iida Group Holdings Co. Ltd. 2,300 35,225
Nikon Corp. 3,000 25,104
Panasonic Corp. 3,900 33,997
Sekisui House Ltd. 4,200 79,959
Sony Corp. 15,900 1,088,851
Sumitomo Forestry Co. Ltd. 1,800 22,592
1,381,444
Industrial Conglomerates 0.8%
Toshiba Corp. 20,570 655,528

NVIT Multi-Manager International Value Fund - June 30, 2020 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
JAPAN
Insurance 0.4%
Dai-ichi Life Holdings, Inc. 5,300 63,122
Japan Post Holdings Co. Ltd. 5,000 35,555
MS&AD Insurance Group
Holdings, Inc. 2,100 57,671
Sompo Holdings, Inc. 1,900 65,341
T&D Holdings, Inc. 6,300 53,859
Tokio Marine Holdings, Inc. 400 17,426
292,974
Internet & Direct Marketing Retail 0.6%
Rakuten, Inc. 60,400 531,153
IT Services 0.6%
Fujitsu Ltd. 3,500 409,690
NEC Corp. 1,500 71,935
481,625
Leisure Products 0.5%
Heiwa Corp. 600 10,024
Sankyo Co. Ltd. 800 19,331
Sega Sammy Holdings, Inc. 32,300 386,425
415,780
Machinery 1.0%
Amada Co. Ltd. 2,200 17,982
Ebara Corp. 1,000 23,436
FANUC Corp. 2,900 518,209
Hino Motors Ltd. 7,500 50,667
Hitachi Construction
Machinery Co. Ltd. 1,200 33,191
IHI Corp. 1,000 14,464
Kawasaki Heavy Industries
Ltd. 1,599 23,006
Komatsu Ltd. 700 14,311
Kurita Water Industries Ltd. 900 24,971
Mitsubishi Heavy Industries
Ltd. 2,500 58,976
NGK Insulators Ltd. 1,800 24,854
NSK Ltd. 4,100 30,405
Sumitomo Heavy Industries
Ltd. 1,100 23,939
THK Co. Ltd. 600 14,840
873,251
Marine 0.1%
Mitsui OSK Lines Ltd. 1,500 26,571
Nippon Yusen KK 2,700 37,990
64,561
Media 0.1%
Dentsu Group, Inc. 2,800 66,416
Tokyo Broadcasting System
Holdings, Inc. 400 6,384
72,800
Metals & Mining 0.3%
Dowa Holdings Co. Ltd. 400 12,134
Hitachi Metals Ltd. 2,500 29,764
JFE Holdings, Inc. 6,300 45,124
Mitsubishi Materials Corp. 1,900 40,098
Nippon Steel Corp. 7,299 68,645
Sumitomo Metal Mining Co.
Ltd. 2,099 58,608
254,373
Common Stocks
Shares Value ($)
JAPAN
Multiline Retail 0.1%
Isetan Mitsukoshi Holdings
Ltd. (a) 2,400 13,761
J Front Retailing Co. Ltd. 3,100 20,655
Takashimaya Co. Ltd. 1,999 16,686
51,102
Oil, Gas & Consumable Fuels 0.8%
ENEOS Holdings, Inc. 159,800 566,202
Idemitsu Kosan Co. Ltd. 2,400 50,918
Inpex Corp. 10,400 64,386
681,506
Paper & Forest Products 0.1%
Nippon Paper Industries Co.
Ltd. (a) 1,500 20,973
Oji Holdings Corp. 11,200 52,030
73,003
Pharmaceuticals 0.9%
Astellas Pharma, Inc. 40,500 674,188
Sawai Pharmaceutical Co.
Ltd. 200 10,270
Taisho Pharmaceutical
Holdings Co. Ltd. 100 6,120
Takeda Pharmaceutical Co.
Ltd. 818 29,195
719,773
Real Estate Management & Development 0.2%
Mitsui Fudosan Co. Ltd. 3,500 62,017
Nomura Real Estate
Holdings, Inc. 1,500 27,846
Sumitomo Realty &
Development Co. Ltd. 1,000 27,497
Tokyo Tatemono Co. Ltd. (a) 2,100 24,102
Tokyu Fudosan Holdings
Corp. 8,100 37,903
179,365
Road & Rail 0.2%
Fukuyama Transporting Co.
Ltd. 200 6,984
Hankyu Hanshin Holdings,
Inc. 2,400 81,122
Nippon Express Co. Ltd. 1,000 51,760
Seibu Holdings, Inc. 1,600 17,373
Seino Holdings Co. Ltd. 1,300 16,994
174,233
Semiconductors & Semiconductor Equipment 0.0%
†
Rohm Co. Ltd. 500 33,136
Specialty Retail 0.1%
K's Holdings Corp. 1,900 25,997
Shimamura Co. Ltd. 200 13,538
Yamada Denki Co. Ltd. 7,300 36,212
75,747
Technology Hardware, Storage & Peripherals 0.2%
Brother Industries Ltd. 1,600 28,831
FUJIFILM Holdings Corp. 300 12,837
Konica Minolta, Inc. 8,300 28,654
Ricoh Co. Ltd. 8,400 59,941
Seiko Epson Corp. 3,600 41,193
171,456
Trading Companies & Distributors 0.6%
ITOCHU Corp. 4,400 94,755

32 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Multi-Manager International Value Fund
Common Stocks
Shares Value ($)
JAPAN
Trading Companies & Distributors
Marubeni Corp. 7,900 35,735
Mitsubishi Corp. 6,900 145,265
Mitsui & Co. Ltd. 6,700 99,073
Nagase & Co. Ltd. 1,000 12,457
Sojitz Corp. 13,800 30,093
Sumitomo Corp. 6,400 73,291
Toyota Tsusho Corp. 1,800 45,585
536,254
Transportation Infrastructure 0.0%
†
Kamigumi Co. Ltd. 1,200 23,535
Mitsubishi Logistics Corp. 299 7,711
31,246
Wireless Telecommunication Services 0.5%
SoftBank Group Corp. 7,600 382,947
20,628,084
LUXEMBOURG 0.4%
Metals & Mining 0.4%
ArcelorMittal SA * 33,393 350,632
MACAU 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
SJM Holdings Ltd. 27,000 30,184
NETHERLANDS 5.4%
Banks 0.2%
ABN AMRO Bank NV, CVA
Reg. S (b) 3,288 28,262
ING Groep NV 22,582 156,874
185,136
Beverages 0.3%
Heineken Holding NV 2,500 204,390
Heineken NV 610 56,176
260,566
Chemicals 0.3%
Koninklijke DSM NV 1,988 274,787
Diversified Financial Services 0.2%
EXOR NV 2,600 148,243
Food & Staples Retailing 0.6%
Koninklijke Ahold Delhaize
NV 18,412 501,383
Health Care Equipment & Supplies 1.1%
Koninklijke Philips NV * 19,667 915,826
Insurance 0.2%
Aegon NV 16,098 47,881
NN Group NV 2,516 84,374
132,255
Oil, Gas & Consumable Fuels 1.3%
Koninklijke Vopak NV 669 35,355
Royal Dutch Shell plc, Class
B, ADR 26,386 803,454
Royal Dutch Shell plc, Class
B 12,252 185,399
1,024,208
Professional Services 0.1%
Randstad NV * 2,092 93,076
Semiconductors & Semiconductor Equipment 1.1%
ASML Holding NV 1,400 513,210
Common Stocks
Shares Value ($)
NETHERLANDS
Semiconductors & Semiconductor Equipment
NXP Semiconductors NV 3,800 433,352
946,562
4,482,042
NEW ZEALAND 0.2%
Construction Materials 0.0%
†
Fletcher Building Ltd. 7,771 18,525
Diversified Telecommunication Services 0.0%
†
Chorus Ltd. 4,028 19,495
Health Care Providers & Services 0.2%
EBOS Group Ltd. 4,070 57,144
Ryman Healthcare Ltd. 712 6,040
63,184
Transportation Infrastructure 0.0%
†
Auckland International Airport
Ltd. 6,424 27,179
128,383
NORWAY 0.7%
Banks 0.2%
DNB ASA 9,206 121,808
SpareBank 1 SR-Bank ASA 3,345 24,330
146,138
Chemicals 0.0%
†
Yara International ASA 1,018 35,369
Food Products 0.5%
Mowi ASA 20,000 380,127
Insurance 0.0%
†
Storebrand ASA * 3,091 15,965
Metals & Mining 0.0%
†
Norsk Hydro ASA * 10,086 27,898
Oil, Gas & Consumable Fuels 0.0%
†
Equinor ASA 431 6,129
611,626
PORTUGAL 0.0%
†
Banks 0.0%
†
Banco Espirito Santo SA
(Registered) *^∞ 146,163 0
SINGAPORE 1.1%
Airlines 0.2%
Singapore Airlines Ltd. 55,500 149,695
Banks 0.7%
DBS Group Holdings Ltd. 30,700 459,228
Oversea-Chinese Banking
Corp. Ltd. 15,292 98,957
558,185
Distributors 0.0%
†
Jardine Cycle & Carriage Ltd. 1,600 23,200
Industrial Conglomerates 0.1%
Keppel Corp. Ltd. 23,100 98,945
Real Estate Management & Development 0.1%
CapitaLand Ltd. * 24,000 50,408
City Developments Ltd. 5,200 31,508
UOL Group Ltd. 4,910 23,998
105,914

NVIT Multi-Manager International Value Fund - June 30, 2020 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
SINGAPORE
Trading Companies & Distributors 0.0%
†
BOC Aviation Ltd. Reg. S (a)
(b) 2,800 17,983
953,922
SOUTH AFRICA 0.3%
Capital Markets 0.0%
†
Investec plc 6,794 13,577
Metals & Mining 0.3%
Anglo American plc 9,474 218,991
232,568
SOUTH KOREA 0.6%
Technology Hardware, Storage & Peripherals 0.6%
Samsung Electronics Co. Ltd. 10,550 467,672
SPAIN 1.3%
Banks 0.6%
Banco Bilbao Vizcaya
Argentaria SA 37,434 128,581
Banco Bilbao Vizcaya
Argentaria SA, ADR 2,403 8,170
Banco Santander SA 163,934 399,755
536,506
Electrical Equipment 0.5%
Siemens Gamesa Renewable
Energy SA 22,589 399,793
Gas Utilities 0.0%
†
Naturgy Energy Group SA 983 18,271
Independent Power and Renewable Electricity Producers
0.1%
EDP Renovaveis SA 3,622 50,006
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 6,366 55,559
1,060,135
SWEDEN 1.9%
Aerospace & Defense 0.0%
†
Saab AB, Class B * 940 23,428
Banks 0.3%
Skandinaviska Enskilda
Banken AB, Class A * 14,948 129,282
Svenska Handelsbanken AB,
Class A * 7,391 70,063
Swedbank AB, Class A * 5,338 68,319
267,664
Commercial Services & Supplies 0.0%
†
Intrum AB 950 17,404
Construction & Engineering 0.0%
†
Peab AB, Class B * 2,824 23,184
Containers & Packaging 0.0%
†
BillerudKorsnas AB (a) 1,564 22,377
Diversified Financial Services 0.5%
Investor AB, Class B 6,061 319,366
Diversified Telecommunication Services 0.1%
Telia Co. AB 26,547 99,048
Common Stocks
Shares Value ($)
SWEDEN
Food & Staples Retailing 0.0%
†
ICA Gruppen AB 607 28,763
Health Care Equipment & Supplies 0.0%
†
Getinge AB, Class B 2,044 37,883
Hotels, Restaurants & Leisure 0.0%
†
Pandox AB * 131 1,509
Machinery 0.8%
SKF AB, Class B 3,935 73,009
Trelleborg AB, Class B * 2,069 30,067
Volvo AB, Class A * 1,877 28,803
Volvo AB, Class B * 27,633 431,946
563,825
Metals & Mining 0.1%
Boliden AB 3,907 88,740
SSAB AB, Class A * 1,619 4,449
SSAB AB, Class B * 3,440 9,104
102,293
Paper & Forest Products 0.1%
Holmen AB, Class B * 1,233 39,276
Svenska Cellulosa AB SCA,
Class B * 4,471 53,094
92,370
1,599,114
SWITZERLAND 9.3%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered) 160 15,540
Capital Markets 1.4%
Credit Suisse Group AG
(Registered) 9,803 101,150
Julius Baer Group Ltd. * 2,269 94,788
UBS Group AG (Registered)
(a) 83,107 954,778
1,150,716
Chemicals 0.0%
†
Clariant AG (Registered) *(a) 575 11,278
Construction Materials 0.2%
LafargeHolcim Ltd.
(Registered) * 4,254 186,062
Diversified Telecommunication Services 0.2%
Swisscom AG (Registered)
(a) 351 183,579
Electrical Equipment 1.2%
ABB Ltd. (Registered) 45,113 1,014,030
Food Products 1.3%
Nestle SA (Registered) 9,681 1,069,510
Health Care Equipment & Supplies 0.5%
Alcon, Inc. * 6,670 382,166
Alcon, Inc. * 432 24,762
Insurance 1.0%
Baloise Holding AG
(Registered) 539 80,721
Swiss Life Holding AG
(Registered) 296 109,467
Swiss Re AG 1,132 87,144

34 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Multi-Manager International Value Fund
Common Stocks
Shares Value ($)
SWITZERLAND
Insurance
Zurich Insurance Group AG 1,674 589,529
866,861
Life Sciences Tools & Services 0.4%
Lonza Group AG (Registered) 679 358,033
Pharmaceuticals 2.5%
Novartis AG, ADR 1,478 129,089
Novartis AG (Registered) 16,190 1,406,759
Roche Holding AG 1,200 415,477
Vifor Pharma AG 305 45,831
1,997,156
Professional Services 0.1%
Adecco Group AG
(Registered) 1,854 86,867
Real Estate Management & Development 0.0%
†
Swiss Prime Site AG
(Registered) 245 22,631
Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont SA
(Registered) 4,337 276,176
Swatch Group AG (The) 366 72,925
Swatch Group AG (The)
(Registered) 732 28,584
377,685
7,746,876
UNITED KINGDOM 13.5%
Airlines 0.0%
†
easyJet plc 1,390 11,690
Automobiles 0.2%
Fiat Chrysler Automobiles
NV * 18,643 187,011
Banks 1.2%
Barclays plc, ADR (a) 28,379 160,625
HSBC Holdings plc, ADR (a) 15,310 357,181
Lloyds Banking Group plc 802,054 309,407
Lloyds Banking Group plc,
ADR (a) 12,511 18,767
Royal Bank of Scotland
Group plc, ADR (a) 22,210 67,741
Standard Chartered plc 13,428 73,106
986,827
Beverages 0.0%
†
Coca-Cola European
Partners plc 354 13,389
Capital Markets 0.2%
IG Group Holdings plc 10,100 102,261
Ninety One plc * 3,397 8,716
Standard Life Aberdeen plc 14,386 47,613
158,590
Chemicals 0.4%
Linde plc 1,500 318,165
Distributors 0.3%
Inchcape plc 47,677 289,211
Diversified Financial Services 0.0%
†
M&G plc 3,692 7,653
Common Stocks
Shares Value ($)
UNITED KINGDOM
Electrical Equipment 0.0%
†
Melrose Industries plc 15,490 21,832
Energy Equipment & Services 0.0%
†
Subsea 7 SA * 3,107 19,611
Equity Real Estate Investment Trusts (REITs) 0.5%
British Land Co. plc (The) 78,948 377,496
Food & Staples Retailing 1.0%
J Sainsbury plc 32,629 84,304
Tesco plc 247,906 699,975
Wm Morrison Supermarkets
plc 19,832 46,785
831,064
Health Care Equipment & Supplies 0.4%
Smith & Nephew plc 19,800 368,869
Hotels, Restaurants & Leisure 0.3%
GVC Holdings plc 28,100 257,464
Household Durables 0.6%
Barratt Developments plc 28,895 177,244
Bellway plc 460 14,494
Persimmon plc 11,500 325,215
516,953
Industrial Conglomerates 1.8%
CK Hutchison Holdings Ltd. 128,272 822,292
DCC plc 6,864 571,653
1,393,945
Insurance 0.9%
Aviva plc 204,651 692,565
Phoenix Group Holdings plc 6,209 49,483
742,048
Media 0.4%
Informa plc 35,585 207,046
Pearson plc 3,802 27,177
Pearson plc, ADR 748 5,408
WPP plc 11,819 92,233
WPP plc, ADR (a) 567 22,187
354,051
Oil, Gas & Consumable Fuels 0.8%
BP plc 93,668 355,978
BP plc, ADR (a) 14,070 328,112
684,090
Personal Products 1.2%
Unilever plc 18,178 980,113
Real Estate Management & Development 0.1%
Savills plc 7,584 77,478
Specialty Retail 0.1%
Kingfisher plc 23,926 65,368
Tobacco 0.9%
British American Tobacco plc 9,651 370,805
Imperial Brands plc 17,849 339,901
710,706
Trading Companies & Distributors 0.8%
Ashtead Group plc 14,069 472,947
Bunzl plc 8,600 230,573
703,520
Wireless Telecommunication Services 1.4%
Vodafone Group plc 673,156 1,073,387

NVIT Multi-Manager International Value Fund - June 30, 2020 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
UNITED KINGDOM
Wireless Telecommunication Services
Vodafone Group plc, ADR (a) 6,837 108,982
1,182,369
11,259,513
UNITED STATES 0.2%
Hotels, Restaurants & Leisure 0.0%
†
Carnival plc 727 8,946
Oil, Gas & Consumable Fuels 0.2%
Ovintiv, Inc. 12,764 121,896
130,842
ZAMBIA 0.1%
Metals & Mining 0.1%
First Quantum Minerals Ltd. 7,458 59,440
Total Common Stocks
(cost $84,217,896) 80,237,878
Repurchase Agreements 3.7%
Principal
Amount ($)
Bank of America NA,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $2,548,017,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $2,598,970.
(c)(d) 2,548,010 2,548,010
Pershing LLC, 0.14%,
dated 6/30/2020, due
7/1/2020, repurchase
price $500,002,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
7/23/2020 - 12/20/2069;
total market value
$510,000.(c)(d) 500,000 500,000
Total Repurchase Agreements
(cost $3,048,010) 3,048,010
Total Investments
(cost $87,265,906)   — 99.9% 83,285,888
Other assets in excess of liabilities — 0.1% 92,156
NET ASSETS — 100.0%
$ 83,378,044
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $5,578,341, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $3,048,010 and by $2,815,541 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 8.75%, and maturity dates ranging from
7/2/2020 – 2/15/2050, a total value of $5,863,551.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at June 30, 2020 was
$280,335 which represents 0.34% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $3,048,010.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SDR Swedish Depository Receipt
The accompanying notes are an integral part of these financial statements.

36 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT AllianzGI
International Growth
Fund
NVIT Columbia Overseas
Value Fund
Assets:
Investment securities, at value
*
$ 195,726,055 $ 174,899,893
Repurchase agreement, at value 381,826 15,523,855
Cash 2,888,014 914,297
Foreign currencies, at value 24,874 —
Interest and dividends receivable 63,917 402,492
Security lending income receivable 1,165 3,986
Receivable for investments sold 596,324 2,465,808
Receivable for capital shares issued 2,146 661
Reclaims receivable 1,305,518 338,211
Receivable for reimbursement from investment adviser (Note 3) 19,014 —
Prepaid expenses 602 925
Total Assets 201,009,455 194,550,128
Liabilities:
Payable for investments purchased 257,327 1,814,367
Payable for capital shares redeemed 52,793 23,914
Foreign currency overdraft payable — 287
Payable upon return of securities loaned (Note 2) 381,826 15,523,855
Payable for capital gain country tax — 10,251
Accrued expenses and other payables:
Investment advisory fees 124,959 111,504
Fund administration fees 21,829 16,024
Distribution fees 22,313 —
Administrative servicing fees 26,769 22,510
Accounting and transfer agent fees 349 50
Trustee fees 205 333
Deferred capital gain country tax 141,828 —
Custodian fees 10,049 3,706
Compliance program costs (Note 3) 983 210
Professional fees 15,831 16,451
Printing fees 42,592 7,634
Other 6,734 4,200
Total Liabilities 1,106,387 17,555,296
Net Assets $ 199,903,068 $ 176,994,832
* Includes value of securities on loan (Note 2) 8,214,418 20,801,247
Cost of investment securities 128,661,249 158,059,229
Cost of repurchase agreement 381,826 15,523,855
Cost of foreign currencies 24,880 —
Proceeds of foreign currency overdraft — 287
Represented by:
Capital $ 71,724,804 $ 181,621,957
Total distributable earnings (loss) 128,178,264 (4,627,125)
Net Assets $ 199,903,068 $ 176,994,832

International Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 37
NVIT Emerging Markets Fund NVIT International Equity Fund
NVIT Multi-Manager International
Value Fund
$ 779,686,153 $ 87,440,029 $ 80,237,878
— 1,785,381 3,048,010
11,755,658 1,035,693 918,831
598,015 — 146,083
2,758,259 184,002 154,870
9,254 2,217 2,004
1,235,602 — —
94,746 48,526 110,635
53,080 219,575 1,959,411
— — 18,304
4,609 514 149
796,195,376 90,715,937 86,596,175
693,780 — (3,369)
273,333 30,263 648
— 4,937 —
— 1,785,381 3,048,010
— — —
587,208 58,146 43,835
33,971 14,603 21,373
16,019 8,662 10,379
50,187 13,063 12,422
377 119 355
1,688 211 205
545,624 — —
10 1,676 34,220
940 109 1,048
18,255 20,596 31,201
10,449 7,099 10,106
48,069 7,690 7,698
2,279,910 1,952,555 3,218,131
$ 793,915,466 $ 88,763,382 $ 83,378,044
1,568,424 3,007,939 5,578,341
819,874,507 80,107,904 84,217,896
— 1,785,381 3,048,010
612,843 — 145,427
— 4,933 —
$ 908,813,947 $ 90,789,710 $ 118,833,167
(114,898,481) (2,026,328) (35,455,123)
$ 793,915,466 $ 88,763,382 $ 83,378,044

38 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT AllianzGI
International Growth
Fund
NVIT Columbia Overseas
Value Fund
Net Assets:
Class I Shares $ 88,035,919 $ 176,994,832
Class II Shares 111,867,149 —
Class IV Shares — —
Class D Shares — —
Class Y Shares — —
Total $ 199,903,068 $ 176,994,832
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 6,824,854 19,642,721
Class II Shares 8,729,010 —
Class IV Shares — —
Class D Shares — —
Class Y Shares — —
Total 15,553,864 19,642,721
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 12.90 $ 9.01
Class II Shares $ 12.82 $ —
Class IV Shares $ — $ —
Class D Shares $ — $ —
Class Y Shares $ — $ —
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 39
NVIT Emerging Markets Fund NVIT International Equity Fund
NVIT Multi-Manager International
Value Fund
$ 54,105,577 $ 47,162,585 $ 27,515,699
48,017,545 41,600,797 49,849,634
— — 6,012,711
29,865,167 — —
661,927,177 — —
$ 793,915,466 $ 88,763,382 $ 83,378,044
4,686,720 4,982,942 4,250,120
4,219,356 4,441,358 7,768,221
— — 927,155
2,629,094 — —
57,332,099 — —
68,867,269 9,424,300 12,945,496
$ 11.54 $ 9.46 $ 6.47
$ 11.38 $ 9.37 $ 6.42
$ — $ — $ 6.49
$ 11.36 $ — $ —
$ 11.55 $ — $ —

40 - Statements of Operations - For the Six Months Ended June 30, 2020 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT AllianzGI
International Growth
Fund
NVIT Columbia
Overseas Value
Fund
INVESTMENT INCOME:
Dividend income $ 795,557 $ 3,053,727
Interest income 11,496 15,948
Income from securities lending (Note 2) 9,493 10,353
Foreign tax withholding (73,136) (316,150)
Total Income 743,410 2,763,878
EXPENSES:
Investment advisory fees 731,589 641,302
Fund administration fees 62,358 57,482
Distribution fees Class D Shares — —
Distribution fees Class II Shares 120,505 —
Administrative servicing fees Class D Shares — —
Administrative servicing fees Class I Shares 57,403 128,262
Administrative servicing fees Class II Shares 72,303 —
Administrative servicing fees Class IV Shares — —
Professional fees 42,698 22,810
Printing fees 16,450 7,938
Trustee fees 2,903 2,936
Custodian fees 16,728 4,429
Accounting and transfer agent fees 8,021 3,954
Compliance program costs (Note 3) 283 370
Other 10,395 2,212
Total expenses before fees waived and expenses reimbursed 1,141,636 871,695
Investment advisory fees waived (Note 3) (47,196) —
Investment advisory fees voluntarily waived (Note 3) (11,925) —
Expenses reimbursed by adviser (Note 3) (123,769) —
Net Expenses 958,746 871,695
NET INVESTMENT INCOME/(LOSS) (215,336) 1,892,183
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) † 1,039,769 (22,872,175)
Foreign currency transactions (Note 2) 7,110 (83,247)
Net realized gains (losses) 1,046,879 (22,955,422)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† 24,506,115 (1,552,470)
Translation of assets and liabilities denominated in foreign currencies 6,986 (292)
Net change in unrealized appreciation/depreciation 24,513,101 (1,552,762)
Net realized/unrealized gains (losses) 25,559,980 (24,508,184)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 25,344,644 $ (22,616,001)
† Net of capital gain country taxes $ 20,035 $ (14,785)
†† Net of increase in deferred capital gain country tax accrual on unrealized appreciation $ 141,828 $ 148
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - For the Six Months Ended June 30, 2020 (Unaudited) - Statements of Operations - 41
NVIT Emerging Markets Fund NVIT International Equity Fund
NVIT Multi-Manager International
Value Fund
$ 9,367,877 $ 1,545,675 $ 1,451,156
44,100 4,419 5,155
49,649 6,193 12,808
(934,231) (165,643) (148,400)
8,527,395 1,390,644 1,320,719
3,808,349 359,175 310,232
144,267 49,212 55,254
39,064 — —
62,093 52,125 60,829
37,473 — —
42,706 36,071 20,872
37,256 31,275 36,498
— — 4,598
47,120 28,094 32,760
12,401 6,062 8,795
14,032 1,534 1,411
30,945 2,638 10,945
8,398 4,070 8,046
1,758 196 250
14,675 1,394 8,437
4,300,537 571,846 558,927
(200,393) (4,489) (6,610)
— — —
— — (121,024)
4,100,144 567,357 431,293
4,427,251 823,287 889,426
(39,887,535) (8,166,431) (1,039,198)
(356,513) (21,107) 7,856
(40,244,048) (8,187,538) (1,031,342)
(99,737,234) (6,139,079) (16,517,251)
(131,798) 2,033 10,742
(99,869,032) (6,137,046) (16,506,509)
(140,113,080) (14,324,584) (17,537,851)
$ (135,685,829) $ (13,501,297) $ (16,648,425)
$ 20,757 $ (222) $ —
$ 450,589 $ 152 $ —

The accompanying notes are an integral part of these financial statements.
42 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - International Funds
NVIT AllianzGI International Growth Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
OPERATIONS:
Net investment income/(loss) $ (215,336) $ 2,192,832
Net realized gains (losses) 1,046,879 129,753,963
Net change in unrealized appreciation/depreciation 24,513,101 113,680,050
Change in net assets resulting from operations 25,344,644 245,626,845
Distributions to Shareholders From:
Distributable earnings:
Class I — (5,813,326)
Class II — (7,161,784)
Class D — —
Class Y — (64,278,751)
Change in net assets from shareholder distributions — (77,253,861)
Change in net assets from capital transactions (11,213,576) (920,417,342)
Change in net assets 14,131,068 (752,044,358)
Net Assets:
Beginning of period 185,772,000 937,816,358
End of period $ 199,903,068 $ 185,772,000
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 1,466,446 $ 1,918,477
Dividends reinvested — 5,813,326
Cost of shares redeemed (5,440,327) (11,370,964)
Total Class I Shares (3,973,881) (3,639,161)
Class II Shares
Proceeds from shares issued 4,244,380 6,768,952
Dividends reinvested — 7,161,784
Cost of shares redeemed (11,484,075) (20,914,992)
Total Class II Shares (7,239,695) (6,984,256)
Class D Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class D Shares — —
Class Y Shares
Proceeds from shares issued — 15,294,246
Dividends reinvested — 64,278,751
Cost of share s redeemed — (989,366,922)
Total Class Y Shares — (909,793,925)
Change in net assets from capital transactions $ (11,213,576) $ (920,417,342)

International Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 43
NVIT Columbia Overseas Value Fund NVIT Emerging Markets Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
$ 1,892,183 $ 4,966,671 $ 4,427,251 $ 20,753,490
(22,955,422) (1,198,051) (40,244,048) (3,777,809)
(1,552,762) 18,720,663 (99,869,032) 158,989,502
(22,616,001) 22,489,283 (135,685,829) 175,965,183
— (21,769,249) — (1,560,991)
— — — (1,223,087)
— — — (790,387)
— — — —
— (21,769,249) — (22,450,697)
1,839,327 18,369,764 (20,055,007) 33,930,162
(20,776,674) 19,089,798 (155,740,836) 187,444,648
197,771,506 178,681,708 949,656,302 762,211,654
$ 176,994,832 $ 197,771,506 $ 793,915,466 $ 949,656,302
$ 15,867,593 $ 19,168,977 $ 4,736,331 $ 9,536,357
— 21,769,249 — 1,560,991
(14,028,266) (22,568,462) (9,895,942) (14,987,510)
1,839,327 18,369,764 (5,159,611) (3,890,162)
— — 2,722,125 8,344,093
— — — 1,223,087
— — (6,233,164) (11,077,277)
— — (3,511,039) (1,510,097)
— — 1,567,183 3,379,494
— — — 790,387
— — (5,848,740) (8,092,537)
— — (4,281,557) (3,922,656)
— — 32,463,819 103,490,977
— — — 18,876,232
— — (39,566,619) (79,114,132)
— — (7,102,800) 43,253,077
$ 1,839,327 $ 18,369,764 $ (20,055,007) $ 33,930,162

The accompanying notes are an integral part of these financial statements.
44 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - International Funds
NVIT AllianzGI International Growth Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
SHARE TRANSACTIONS:
Class I Shares
Issued 132,003 181,636
Reinvested — 557,901
Redeemed (499,004) (1,085,565)
Total Class I Shares (367,001) (346,028)
Class II Shares
Issued 422,555 683,610
Reinvested — 690,625
Redeemed (1,053,877) (1,983,984)
Total Class II Shares (631,322) (609,749)
Class D Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class D Shares — —
Class Y Shares
Issued — 1,633,102
Reinvested — 6,168,786
Redeemed — (92,834,413)
Total Class Y Shares — (85,032,525)
Total change in shares (998,323) (85,988,302)
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 45
NVIT Columbia Overseas Value Fund NVIT Emerging Markets Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
2,092,476 1,814,352 408,036 761,912
— 2,243,233 — 124,043
(1,523,562) (2,108,278) (872,231) (1,212,102)
568,914 1,949,307 (464,195) (326,147)
— — 233,582 667,464
— — — 98,667
— — (560,428) (896,983)
— — (326,846) (130,852)
— — 138,309 275,040
— — — 63,876
— — (508,787) (667,680)
— — (370,478) (328,764)
— — 2,746,479 8,177,420
— — — 1,500,186
— — (3,440,338) (6,326,726)
— — (693,859) 3,350,880
568,914 1,949,307 (1,855,378) 2,565,117

The accompanying notes are an integral part of these financial statements.
46 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - International Funds
NVIT International Equity Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 823,287 $ 2,115,649
Net realized losses (8,187,538) (2,287,602)
Net change in unrealized appreciation/depreciation (6,137,046) 18,199,228
Change in net assets resulting from operations (13,501,297) 18,027,275
Distributions to Shareholders From:
Distributable earnings:
Class I — (3,885,398)
Class II — (3,197,637)
Class IV — —
Class Y(a) — —
Change in net assets from shareholder distributions — (7,083,035)
Change in net assets from capital transactions (2,339,094) (5,073,654)
Change in net assets (15,840,391) 5,870,586
Net Assets:
Beginning of period 104,603,773 98,733,187
End of period $ 88,763,382 $ 104,603,773
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 4,586,628 $ 4,714,209
Dividends reinvested — 3,885,398
Cost of shares redeemed (6,356,879) (12,607,000)
Total Class I Shares (1,770,251) (4,007,393)
Class II Shares
Proceeds from shares issued 2,901,764 3,979,526
Dividends reinvested — 3,197,637
Cost of shares redeemed (3,470,607) (8,243,424)
Total Class II Shares (568,843) (1,066,261)
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Class Y Shares(a)
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Y Shares — —
Change in net assets from capital transactions $ (2,339,094) $ (5,073,654)

International Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 47
NVIT Multi-Manager International Value Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
$ 889,426 $ 24,867,725
(1,031,342) (26,333,499)
(16,506,509) 120,960,443
(16,648,425) 119,494,669
— (8,687,815)
— (15,520,088)
— (1,955,431)
— (36,870,195)
— (63,033,529)
534,484 (801,118,022)
(16,113,941) (744,656,882)
99,491,985 844,148,867
$ 83,378,044 $ 99,491,985
$ 2,286,891 $ 2,862,384
— 8,687,815
(2,548,176) (3,488,198)
(261,285) 8,062,001
5,546,815 7,264,237
— 15,520,088
(4,606,722) (9,639,536)
940,093 13,144,789
154,975 119,639
— 1,955,431
(299,299) (1,339,847)
(144,324) 735,223
— 20,431,487
— 36,870,195
— (880,361,717)
— (823,060,035)
$ 534,484 $ (801,118,022)

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - International Funds
NVIT International Equity Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
SHARE TRANSACTIONS:
Class I Shares
Issued 464,763 443,553
Reinvested — 381,415
Redeemed (666,126) (1,182,849)
Total Class I Shares (201,363) (357,881)
Class II Shares
Issued 336,194 383,695
Reinvested — 317,517
Redeemed (368,630) (780,923)
Total Class II Shares (32,436) (79,711)
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Class Y Shares(a)
Issued — —
Reinvested — —
Redeemed — —
Total Y Shares — —
Total change in shares (233,799) (437,592)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Effective November 21, 2019, all shares of Class Y were redeemed and Class Y shares are no longer offered.

International Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 49
NVIT Multi-Manager International Value Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
370,270 303,015
— 1,097,675
(399,841) (363,222)
(29,571) 1,037,468
1,013,428 762,983
— 1,975,389
(698,698) (1,035,738)
314,730 1,702,634
25,866 12,460
— 246,509
(46,507) (137,826)
(20,641) 121,143
— 2,183,370
— 3,990,281
— (89,187,650)
— (83,013,999)
264,518 (80,152,754)

50 - Financial Highlights - June 30, 2020 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT AllianzGI International Growth
Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 11 .26 (0.01) 1.65 1.64 — — — $ 12 .90 14 .56% $ 88,035,919 0.97% (0.11)% 1.18% 39.23%
Year Ended December 31, 2019 $ 9 .14 0.01 2.96 2.97 (0.14) (0.71) (0.85) $ 11 .26 33 .15% $ 80,956,700 1.07% 0.12% 1.09% 24.39%
Year Ended December 31, 2018 $ 12 .03 0.13 (2.00) (1.87) (0.13) (0.89) (1.02) $ 9 .14 ( 16 .46 ) % $ 68,915,306 1.03% 1.20% 1.03% 154.64%
Year Ended December 31, 2017 $ 9 .68 0.11 2.38 2.49 (0.14) — (0.14) $ 12 .03 25 .77% $ 90,762,754 1.05% 1.02% 1.05% 47.09%
Year Ended December 31, 2016 $ 10 .26 0.12 (0.33) (0.21) (0.15) (0.22) (0.37) $ 9 .68 ( 2 .12 ) % $ 79,841,390 1.06% 1.21% 1.06% 47.81%
Year Ended December 31, 2015 $ 11 .09 0.13 (0.21) (0.08) (0.08) (0.67) (0.75) $ 10 .26 ( 0 .49 ) % $ 91,842,445 1.05% 1.17% 1.05% 53.94%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 11 .20 (0.02) 1.64 1.62 — — — $ 12 .82 14 .46% $ 111,867,149 1.22% (0.36)% 1.43% 39.23%
Year Ended December 31, 2019 $ 9 .09 (0.01) 2.93 2.92 (0.10) (0.71) (0.81) $ 11 .20 32 .84% $ 104,815,300 1.32% (0.13)% 1.34% 24.39%
Year Ended December 31, 2018 $ 12 .00 0.10 (1.99) (1.89) (0.13) (0.89) (1.02) $ 9 .09 ( 16 .67 ) % $ 90,676,629 1.28% 0.94% 1.28% 154.64%
Year Ended December 31, 2017 $ 9 .65 0.08 2.38 2.46 (0.11) — (0.11) $ 12 .00 25 .53% $ 119,547,807 1.30% 0.77% 1.30% 47.09%
Year Ended December 31, 2016 $ 10 .24 0.09 (0.34) (0.25) (0.12) (0.22) (0.34) $ 9 .65 ( 2 .47 ) % $ 110,148,490 1.31% 0.95% 1.31% 47.81%
Year Ended December 31, 2015 $ 11 .02 0.10 (0.20) (0.10) (0.01) (0.67) (0.68) $ 10 .24 ( 0 .65 ) % $ 125,215,417 1.30% 0.91% 1.30% 53.94%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

International Funds - June 30, 2020 (Unaudited) - Financial Highlights - 51
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
NVIT Columbia Overseas Value Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .37 0.10 (1.46) (1.36) — — — $ 9 .01 ( 13 .11 ) % $ 176,994,832 1.02% 2.21% 1.02% 108.39%
Year Ended December 31, 2019 $ 10 .43 0.28 0.91 1.19 (0.25) (1.00) (1.25) $ 10 .37 12 .49% $ 197,771,506 1.02% 2.61% 1.02% 40.16%
Year Ended December 31, 2018 $ 12 .78 0.22 (2.20) (1.98) (0.24) (0.13) (0.37) $ 10 .43 ( 15 .69 ) % $ 178,681,708 1.01% 1.75% 1.01% 31.04%
Year Ended December 31, 2017 $ 10 .62 0.22 2.19 2.41 (0.25) — (0.25) $ 12 .78 22 .72% $ 223,349,692 0.99% 1.82% 0.99% 16.76%
Year Ended December 31, 2016 $ 10 .88 0.23 (0.10) 0.13 (0.23) (0.16) (0.39) $ 10 .62 1 .12% $ 207,500,262 1.02% 2.19% 1.02% 18.20%
Year Ended December 31, 2015 $ 12 .13 0.22 (0.68) (0.46) (0.22) (0.57) (0.79) $ 10 .88 ( 3 .90 ) % $ 215,574,978 1.02% 1.79% 1.02% 12.38%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.

52 - Financial Highlights - June 30, 2020 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
2982
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Emerging Markets Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 13 .45 0.06 (1.97) (1.91) — — — $ 11 .54 ( 14 .20 ) % $ 54,105,577 1.12% 0.98% 1.17% 12.23%
Year Ended December 31, 2019 $ 11 .21 0.28 2.27 2.55 (0.31) — (0.31) $ 13 .45 22 .95% $ 69,303,181 1.11% 2.23% 1.16% 22.56%
Year Ended December 31, 2018 $ 13 .68 0.18 (2.56) (2.38) (0.09) — (0.09) $ 11 .21 ( 17 .42 ) % $ 61,380,876 1.14% 1.40% 1.19% 18.09%
Year Ended December 31, 2017 $ 9 .79 0.13 3.92 4.05 (0.16) — (0.16) $ 13 .68 41 .50% $ 82,690,857 1.23% 1.09% 1.28% 32.35%
Year Ended December 31, 2016 $ 9 .16 0.10 0.61 0.71 (0.08) — (0.08) $ 9 .79 7 .72% $ 55,881,069 1.26% 1.02% 1.31% 126.86%(h)
Year Ended December 31, 2015 $ 11 .01 0.15 (1.91) (1.76) (0.09) — (0.09) $ 9 .16 15 .99% $ 53,435,999 1.20% 1.45% 1.25% 109.50%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 13 .28 0.04 (1.94) (1.90) — — — $ 11 .38 ( 14 .31 ) % $ 48,017,545 1.37% 0.74% 1.42% 12.23%
Year Ended December 31, 2019 $ 11 .07 0.25 2.24 2.49 (0.28) — (0.28) $ 13 .28 22 .66% $ 60,374,298 1.36% 2.01% 1.41% 22.56%
Year Ended December 31, 2018 $ 13 .51 0.15 (2.53) (2.38) (0.06) — (0.06) $ 11 .07 ( 17 .65 ) % $ 51,754,476 1.39% 1.16% 1.44% 18.09%
Year Ended December 31, 2017 $ 9 .65 0.10 3.87 3.97 (0.11) — (0.11) $ 13 .51 41 .22% $ 71,642,987 1.48% 0.82% 1.53% 32.35%
Year Ended December 31, 2016 $ 9 .05 0.07 0.61 0.68 (0.08) — (0.08) $ 9 .65 7 .48% $ 46,972,982 1.51% 0.75% 1.56% 126.86%(h)
Year Ended December 31, 2015 $ 10 .86 0.12 (1.88) (1.76) (0.05) — (0.05) $ 9 .05 ( 16 .23 ) % $ 52,596,042 1.49% 1.21% 1.54% 109.50%
Class D Shares
Six Months Ended June 30,
2020 (Unaudited) $ 13 .26 0.04 (1.94) (1.90) — — — $ 11 .36 ( 14 .33 ) % $ 29,865,167 1.46% 0.62% 1.51% 12.23%
Year Ended December 31, 2019 $ 11 .05 0.23 2.25 2.48 (0.27) — (0.27) $ 13 .26 22 .58% $ 39,778,559 1.45% 1.87% 1.50% 22.56%
Year Ended December 31, 2018 $ 13 .48 0.14 (2.53) (2.39) (0.04) — (0.04) $ 11 .05 ( 17 .71 ) % $ 36,774,959 1.47% 1.07% 1.52% 18.09%
Year Ended December 31, 2017 $ 9 .64 0.09 3.86 3.95 (0.11) — (0.11) $ 13 .48 41 .09% $ 51,665,424 1.56% 0.75% 1.61% 32.35%
Period Ended December 31, 2016(i) $ 9 .89 0.01 (0.18) (0.17) (0.08) — (0.08) $ 9 .64 ( 1 .75 ) % $ 42,459,338 1.57% 0.24% 1.62% 126.86%(h)
Class Y Shares
Six Months Ended June 30,
2020 (Unaudited) $ 13 .45 0.07 (1.97) (1.90) — — — $ 11 .55 ( 14 .13 ) % $ 661,927,177 0.97% 1.17% 1.02% 12.23%
Year Ended December 31, 2019 $ 11 .20 0.31 2.27 2.58 (0.33) — (0.33) $ 13 .45 23 .24% $ 780,200,264 0.96% 2.46% 1.01% 22.56%
Year Ended December 31, 2018 $ 13 .68 0.26 (2.63) (2.37) (0.11) — (0.11) $ 11 .20 ( 17 .34 ) % $ 612,301,343 0.96% 2.11% 1.01% 18.09%
Year Ended December 31, 2017 $ 9 .80 0.02 4.06 4.08 (0.20) — (0.20) $ 13 .68 41 .69% $ 12,515 1.08% 0.21% 1.13% 32.35%
Year Ended December 31, 2016 $ 9 .15 0.12 0.61 0.73 (0.08) — (0.08) $ 9 .80 7 .94% $ 382,301 1.11% 1.25% 1.16% 126.86%(h)
Year Ended December 31, 2015 $ 11 .02 0.16 (1.91) (1.75) (0.12) — (0.12) $ 9 .15 ( 15 .90 ) % $ 151,401 1.08% 1.58% 1.13% 109.50%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Excludes merger activity.
(i) For the period from August 1, 2016 (commencement of operations) through December 31, 2016. Total return is calculated based on inception date of July 29, 2016 through December 31, 2016.

International Funds - June 30, 2020 (Unaudited) - Financial Highlights - 53
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT International Equity Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .88 0.09 (1.51) (1.42) — — — $ 9 .46 ( 13 .05 ) % $ 47,162,585 1.15% 1.95% 1.16% 48.29%
Year Ended December 31, 2019 $ 9 .82 0.23 1.59 1.82 (0.28) (0.48) (0.76) $ 10 .88 19 .12% $ 56,388,546 1.12% 2.14% 1.13% 49.50%
Year Ended December 31, 2018 $ 11 .81 0.23 (1.92) (1.69) (0.24) (0.06) (0.30) $ 9 .82 ( 14 .53 ) % $ 54,406,251 1.12% 1.97% 1.13% 59.73%
Year Ended December 31, 2017 $ 9 .42 0.17 2.41 2.58 (0.19) — (0.19) $ 11 .81 27 .45% $ 68,605,319 1.10% 1.61% 1.11% 77.86%
Year Ended December 31, 2016 $ 9 .54 0.16 (0.08) 0.08 (0.20) — (0.20) $ 9 .42 0 .87% $ 57,962,512 1.14% 1.71% 1.15% 84.81%
Year Ended December 31, 2015 $ 10 .30 0.17 (0.49) (0.32) (0.05) (0.39) (0.44) $ 9 .54 ( 3 .06 ) % $ 63,037,658 1.12% 1.66% 1.14% 100.97%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .78 0.08 (1.49) (1.41) — — — $ 9 .37 ( 13 .08 ) % $ 41,600,797 1.40% 1.70% 1.41% 48.29%
Year Ended December 31, 2019 $ 9 .73 0.20 1.58 1.78 (0.25) (0.48) (0.73) $ 10 .78 18 .91% $ 48,215,227 1.37% 1.89% 1.38% 49.50%
Year Ended December 31, 2018 $ 11 .71 0.19 (1.90) (1.71) (0.21) (0.06) (0.27) $ 9 .73 ( 14 .80 ) % $ 44,326,936 1.37% 1.68% 1.38% 59.73%
Year Ended December 31, 2017 $ 9 .35 0.15 2.37 2.52 (0.16) — (0.16) $ 11 .71 27 .07% $ 55,773,178 1.35% 1.35% 1.36% 77.86%
Year Ended December 31, 2016 $ 9 .47 0.14 (0.08) 0.06 (0.18) — (0.18) $ 9 .35 0 .63% $ 40,273,681 1.39% 1.47% 1.40% 84.81%
Year Ended December 31, 2015 $ 10 .22 0.14 (0.47) (0.33) (0.03) (0.39) (0.42) $ 9 .47 ( 3 .22 ) % $ 41,330,513 1.38% 1.40% 1.39% 100.97%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

54 - Financial Highlights - June 30, 2020 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Multi-Manager International
Value Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 7 .88 0.08 (1.49) (1.41) — — — $ 6 .47 ( 17 .89 ) % $ 27,515,699 0.90% 2.31% 1.21% 8.71%
Year Ended December 31, 2019 $ 9 .11 0.25 1.16 1.41 (2.23) (0.41) (2.64) $ 7 .88 16 .55% $ 33,723,095 0.90% 2.64% 0.97% 25.96%
Year Ended December 31, 2018 $ 11 .54 0.26 (2.20) (1.94) (0.49) — (0.49) $ 9 .11 ( 17 .16 ) % $ 29,524,689 0.92% 2.38% 0.94% 21.71%
Year Ended December 31, 2017 $ 9 .64 0.25 1.94 2.19 (0.29) — (0.29) $ 11 .54 22 .92% $ 36,973,171 0.91% 2.33% 0.93% 61.67%
Year Ended December 31, 2016 $ 9 .44 0.26 0.23 0.49 (0.29) — (0.29) $ 9 .64 5 .23% $ 31,690,459 0.92% 2.80% 0.93% 40.58%
Year Ended December 31, 2015 $ 10 .08 0.22 (0.73) (0.51) (0.13) — (0.13) $ 9 .44 ( 5 .12 ) % $ 32,030,091 0.91% 2.18% 0.93% 47.51%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 7 .82 0.07 (1.47) (1.40) — — — $ 6 .42 ( 17 .90 ) % $ 49,849,634 1.15% 2.05% 1.46% 8.71%
Year Ended December 31, 2019 $ 9 .06 0.23 1.15 1.38 (2.21) (0.41) (2.62) $ 7 .82 16 .26% $ 58,287,609 1.15% 2.42% 1.22% 25.96%
Year Ended December 31, 2018 $ 11 .47 0.23 (2.18) (1.95) (0.46) — (0.46) $ 9 .06 ( 17 .33 ) % $ 52,084,051 1.17% 2.12% 1.19% 21.71%
Year Ended December 31, 2017 $ 9 .59 0.22 1.92 2.14 (0.26) — (0.26) $ 11 .47 22 .53% $ 67,160,638 1.16% 2.10% 1.18% 61.67%
Year Ended December 31, 2016 $ 9 .37 0.23 0.23 0.46 (0.24) — (0.24) $ 9 .59 4 .98% $ 63,178,209 1.17% 2.59% 1.18% 40.58%
Year Ended December 31, 2015 $ 10 .01 0.20 (0.73) (0.53) (0.11) — (0.11) $ 9 .37 ( 5 .34 ) % $ 59,983,984 1.16% 1.92% 1.18% 47.51%
Class IV Shares
Six Months Ended June 30,
2020 (Unaudited) $ 7 .89 0.08 (1.48) (1.40) — — — $ 6 .49 ( 17 .74 ) % $ 6,012,711 0.90% 2.30% 1.21% 8.71%
Year Ended December 31, 2019 $ 9 .12 0.26 1.15 1.41 (2.23) (0.41) (2.64) $ 7 .89 16 .52% $ 7,481,281 0.90% 2.67% 0.97% 25.96%
Year Ended December 31, 2018 $ 11 .55 0.26 (2.20) (1.94) (0.49) — (0.49) $ 9 .12 ( 17 .15 ) % $ 7,537,383 0.92% 2.38% 0.94% 21.71%
Year Ended December 31, 2017 $ 9 .65 0.25 1.94 2.19 (0.29) — (0.29) $ 11 .55 22 .89% $ 9,957,973 0.91% 2.34% 0.93% 61.67%
Year Ended December 31, 2016 $ 9 .45 0.26 0.22 0.48 (0.28) — (0.28) $ 9 .65 5 .20% $ 9,112,334 0.92% 2.81% 0.93% 40.58%
Year Ended December 31, 2015 $ 10 .08 0.22 (0.73) (0.51) (0.12) — (0.12) $ 9 .45 ( 5 .09 ) % $ 10,164,408 0.91% 2.19% 0.93% 47.51%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

International Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 55
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of June 30, 2020, the Trust operates
sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT AllianzGI International Growth Fund (formerly, NVIT Multi-Manager International Growth) ("International
Growth")
NVIT Columbia Overseas Value Fund (formerly, Templeton NVIT International Value Fund) ("Overseas Value")
NVIT Emerging Markets Fund ("Emerging Markets")
NVIT International Equity Fund ("International Equity")
NVIT Multi-Manager International Value Fund ("International Value")
Only separate accounts established by the Nationwide Life
Insurance Company (“NLIC”), a wholly owned subsidiary of
NFS, and Nationwide Life and Annuity Insurance Company
(“NLAIC”), a wholly owned subsidiary of NLIC, hold shares of
International Growth, Overseas Value, and International Equity.
Shares of Emerging Markets are held by separate accounts
established by NLIC and NLAIC, other unaffiliated insurance
companies, and other series of the Trust that operate as a fund-
of-funds, such as the NVIT Blueprint Funds and NVIT Investor
Destinations Funds. Shares of International Value are held by separate accounts established by NLIC and NLAIC and other
unaffiliated insurance companies.
The Funds, as applicable, currently offer Class D, Class I, Class
II, Class IV, and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that
Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each of the Funds is a diversified fund, as defined in the 1940
Act.
Effective April 17, 2020, the Templeton NVIT International Fund
was renamed NVIT Columbia Overseas Value Fund.
Effective March 13, 2020, the NVIT Multi-Manager International
Growth Fund was renamed AllianzGI International Growth Fund.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)

56 - Notes to Financial Statements - June 30, 2020 (Unaudited) - International Funds
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time.” Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades.
Shares of registered open-end management investment
companies are valued at net asset value (“NAV”) as reported
by such company. Shares of exchange traded funds are
generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited
partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes.
Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Equity securities, shares of registered open-end management
investment companies, shares of exchange traded funds and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer
details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not

International Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 57
available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2020. Please refer to the
Statements of Investments for additional information on portfolio holdings.
International Growth
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 8,114,049 $ – $ 8,114,049
Banks – 8,835,671 – 8,835,671
Beverages – 246,591 – 246,591
Biotechnology – 1,837,012 – 1,837,012
Building Products – 3,738,614 – 3,738,614
Capital Markets – 2,671,374 – 2,671,374
Chemicals – 4,636,754 – 4,636,754
Diversified Consumer Services 1,706,560 – – 1,706,560
Diversified Financial Services – 4,784,672 – 4,784,672
Electronic Equipment, Instruments &
Components – 6,150,125 – 6,150,125
Entertainment 5,182,786 – – 5,182,786
Food & Staples Retailing 3,911,667 – – 3,911,667
Health Care Equipment & Supplies – 11,644,877 – 11,644,877
Hotels, Restaurants & Leisure – 5,662,759 – 5,662,759
Industrial Conglomerates – 3,089,874 – 3,089,874
Insurance – 5,278,895 – 5,278,895
Interactive Media & Services 371,112 10,651,314 – 11,022,426
Internet & Direct Marketing Retail 17,163,998 2,472,481 – 19,636,479
IT Services 29,886,399 4,217,472 – 34,103,871
Machinery – 6,120,889 – 6,120,889
Pharmaceuticals – 2,413,792 – 2,413,792
Road & Rail 1,371,675 – – 1,371,675
Semiconductors & Semiconductor
Equipment – 16,124,632 – 16,124,632
Software 4,516,470 14,660,513 – 19,176,983
Specialty Retail – 118,942 – 118,942
Textiles, Apparel & Luxury Goods – 1,875,814 – 1,875,814
Trading Companies & Distributors – 6,268,272 – 6,268,272
Total Common Stocks $ 64,110,667 $ 131,615,388 $ – $ 195,726,055
Repurchase Agreement – 381,826 – 381,826
Total $ 64,110,667 $ 131,997,214 $ – $ 196,107,881
Overseas Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Auto Components $ – $ 1,264,005 $ – $ 1,264,005
Automobiles – 4,550,392 – 4,550,392
Banks – 20,954,591 – 20,954,591
Beverages 3,259,011 – – 3,259,011
Biotechnology 1,183,043 – – 1,183,043
Capital Markets – 3,430,697 – 3,430,697
Chemicals – 3,616,963 – 3,616,963
Construction & Engineering – 4,699,757 – 4,699,757
Distributors – 630,286 – 630,286
Diversified Financial Services – 3,224,380 – 3,224,380
Diversified Telecommunication Services 2,069,326 6,528,543 – 8,597,869

58 - Notes to Financial Statements - June 30, 2020 (Unaudited) - International Funds
Level 1 Level 2 Level 3 Total
Electric Utilities $ – $ 3,148,854 $ – $ 3,148,854
Electrical Equipment – 2,822,317 – 2,822,317
Electronic Equipment, Instruments &
Components – 2,136,098 – 2,136,098
Energy Equipment & Services – 1,292,455 – 1,292,455
Equity Real Estate Investment Trusts
(REITs) – 794,994 – 794,994
Food & Staples Retailing 1,933,617 5,555,074 – 7,488,691
Food Products – 4,633,463 – 4,633,463
Health Care Equipment & Supplies 629,089 2,259,236 – 2,888,325
Health Care Providers & Services – 2,099,882 – 2,099,882
Hotels, Restaurants & Leisure – 2,615,550 – 2,615,550
Household Durables – 2,980,787 – 2,980,787
Independent Power and Renewable
Electricity Producers – 1,264,860 – 1,264,860
Industrial Conglomerates – 3,524,360 – 3,524,360
Insurance – 13,833,164 – 13,833,164
Interactive Media & Services – 1,181,902 – 1,181,902
Internet & Direct Marketing Retail – 983,253 – 983,253
IT Services – 2,730,045 – 2,730,045
Machinery – 7,934,951 – 7,934,951
Media – 834,924 – 834,924
Metals & Mining 5,163,321 – – 5,163,321
Multi-Utilities – 2,525,068 – 2,525,068
Oil, Gas & Consumable Fuels 1,833,776 13,319,780 – 15,153,556
Paper & Forest Products – 3,420,396 – 3,420,396
Pharmaceuticals 784,108 13,827,544 – 14,611,652
Real Estate Management & Development – 1,108,483 – 1,108,483
Software – 512,224 – 512,224
Textiles, Apparel & Luxury Goods – 906,947 – 906,947
Tobacco – 5,621,478 – 5,621,478
Trading Companies & Distributors – 3,714,811 – 3,714,811
Wireless Telecommunication Services – 1,562,088 – 1,562,088
Total Common Stocks $ 16,855,291 $ 158,044,602 $ – $ 174,899,893
Repurchase Agreements – 15,523,855 – 15,523,855
Total $ 16,855,291 $ 173,568,457 $ – $ 190,423,748
Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Airlines $ 1,290,608 $ – $ – $ 1,290,608
Auto Components – 3,298,141 – 3,298,141
Automobiles – 3,499,002 – 3,499,002
Banks 48,546,453 66,298,380 – 114,844,833
Beverages 5,018,636 13,568,391 – 18,587,027
Biotechnology – 3,536,731 – 3,536,731
Capital Markets 4,531,114 1,827,833 – 6,358,947
Chemicals 1,770,964 12,327,282 – 14,098,246
Communications Equipment – 3,192,664 – 3,192,664
Construction & Engineering – 7,267,159 – 7,267,159
Construction Materials – 6,634,476 – 6,634,476
Diversified Consumer Services 11,916,716 – – 11,916,716
Diversified Financial Services – 1,772,069 – 1,772,069
Diversified Telecommunication Services 8,669,046 1,710,129 – 10,379,175
Electric Utilities 2,312,879 – – 2,312,879
Electronic Equipment, Instruments &
Components – 18,500,954 – 18,500,954
Energy Equipment & Services 875,749 – – 875,749
Entertainment 9,319,101 11,918,338 – 21,237,439
Equity Real Estate Investment Trusts
(REITs) 2,181,958 – – 2,181,958

International Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 59
Level 1 Level 2 Level 3 Total
Food & Staples Retailing $ – $ 6,766,781 $ – $ 6,766,781
Food Products 3,461,336 – – 3,461,336
Gas Utilities – 3,163,862 – 3,163,862
Health Care Providers & Services – 1,487,426 – 1,487,426
Hotels, Restaurants & Leisure 9,644,523 10,696,217 – 20,340,740
Household Durables 907,828 3,407,824 – 4,315,652
Industrial Conglomerates – 2,230,668 – 2,230,668
Insurance – 31,829,544 – 31,829,544
Interactive Media & Services 11,811,032 66,981,279 – 78,792,311
Internet & Direct Marketing Retail 60,967,842 20,473,726 – 81,441,568
IT Services 4,641,292 4,432,118 – 9,073,410
Leisure Products – 683,764 – 683,764
Life Sciences Tools & Services – 5,826,697 – 5,826,697
Machinery – 12,702,228 – 12,702,228
Marine – 3,035,577 – 3,035,577
Metals & Mining 11,684,081 5,211,041 – 16,895,122
Multiline Retail 1,618,010 – – 1,618,010
Oil, Gas & Consumable Fuels 12,036,999 24,336,188 – 36,373,187
Paper & Forest Products – 4,678,667 – 4,678,667
Personal Products 8,105,829 – – 8,105,829
Professional Services 1,509,600 – – 1,509,600
Real Estate Management & Development – 14,447,216 – 14,447,216
Road & Rail 3,791,137 3,771,344 – 7,562,481
Semiconductors & Semiconductor
Equipment 25,778,121 50,616,725 – 76,394,846
Specialty Retail 1,977,595 – – 1,977,595
Technology Hardware, Storage &
Peripherals – 45,794,652 – 45,794,652
Textiles, Apparel & Luxury Goods – 7,872,874 – 7,872,874
Thrifts & Mortgage Finance – 6,950,307 – 6,950,307
Tobacco – 3,627,057 – 3,627,057
Transportation Infrastructure 8,725,414 – – 8,725,414
Wireless Telecommunication Services 4,584,506 15,632,453 – 20,216,959
Total Common Stocks $ 267,678,369 $ 512,007,784 $ – $ 779,686,153
Total $ 267,678,369 $ 512,007,784 $ – $ 779,686,153
International Equity
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 615,609 $ – $ 615,609
Auto Components 917,766 84,230 – 1,001,996
Automobiles – 1,236,347 – 1,236,347
Banks 862,331 6,613,431 – 7,475,762
Beverages – 490,465 – 490,465
Biotechnology – 579,262 – 579,262
Building Products – 625,147 – 625,147
Capital Markets 368,003 1,209,234 – 1,577,237
Chemicals – 1,062,995 – 1,062,995
Commercial Services & Supplies – 403,232 – 403,232
Communications Equipment – 460,638 – 460,638
Construction Materials – 965,073 – 965,073
Diversified Financial Services – 1,078,463 – 1,078,463
Diversified Telecommunication Services – 685,745 – 685,745
Electric Utilities – 767,033 – 767,033
Electrical Equipment – 2,109,657 – 2,109,657
Electronic Equipment, Instruments &
Components – 545,097 – 545,097
Entertainment 164,037 660,389 – 824,426
Food & Staples Retailing 1,650,870 785,616 – 2,436,486
Food Products 211,102 2,602,808 – 2,813,910
Gas Utilities – 466,093 – 466,093

60 - Notes to Financial Statements - June 30, 2020 (Unaudited) - International Funds
Level 1 Level 2 Level 3 Total
Health Care Equipment & Supplies $ – $ 2,647,173 $ – $ 2,647,173
Hotels, Restaurants & Leisure – 1,409,803 – 1,409,803
Household Durables – 457,968 – 457,968
Household Products – 91,397 – 91,397
Independent Power and Renewable
Electricity Producers 491,729 140,298 – 632,027
Insurance 429,947 4,136,857 – 4,566,804
Interactive Media & Services 167,771 1,775,635 – 1,943,406
Internet & Direct Marketing Retail 2,319,341 427,595 – 2,746,936
IT Services 1,589,815 625,989 – 2,215,804
Leisure Products – 270,584 – 270,584
Life Sciences Tools & Services 84,735 – – 84,735
Machinery – 2,864,055 – 2,864,055
Media – 360,757 – 360,757
Metals & Mining 1,367,481 2,496,859 – 3,864,340
Multiline Retail 250,083 – – 250,083
Oil, Gas & Consumable Fuels 1,049,642 2,386,576 – 3,436,218
Personal Products – 2,375,137 – 2,375,137
Pharmaceuticals – 8,122,425 – 8,122,425
Professional Services – 1,767,695 – 1,767,695
Real Estate Management & Development 168,933 2,137,991 – 2,306,924
Road & Rail 600,037 1,309,223 – 1,909,260
Semiconductors & Semiconductor
Equipment – 4,492,800 – 4,492,800
Software 215,661 466,004 – 681,665
Specialty Retail – 886,365 – 886,365
Technology Hardware, Storage &
Peripherals – 2,522,328 – 2,522,328
Textiles, Apparel & Luxury Goods – 1,381,400 – 1,381,400
Tobacco – 1,054,015 – 1,054,015
Trading Companies & Distributors – 363,017 – 363,017
Water Utilities 83,521 – – 83,521
Wireless Telecommunication Services 463,909 2,966,805 – 3,430,714
Total Common Stocks $ 13,456,714 $ 73,983,315 $ – $ 87,440,029
Repurchase Agreement – 1,785,381 – 1,785,381
Total $ 13,456,714 $ 75,768,696 $ – $ 89,225,410
International Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 308,621 $ – $ 308,621
Air Freight & Logistics – 158,106 – 158,106
Airlines 137,589 529,456 – 667,045
Auto Components 226,618 1,697,936 – 1,924,554
Automobiles – 3,613,905 – 3,613,905
Banks 1,643,245 7,083,615 – 8,726,860
Beverages – 778,604 – 778,604
Biotechnology – 76,605 – 76,605
Building Products – 387,823 – 387,823
Capital Markets 21,829 2,908,461 – 2,930,290
Chemicals 426,001 2,512,577 – 2,938,578
Commercial Services & Supplies – 146,089 – 146,089
Communications Equipment – 7,857 – 7,857
Construction & Engineering 25,313 472,959 – 498,272
Construction Materials 126,330 893,545 – 1,019,875
Consumer Finance – 36,258 – 36,258
Containers & Packaging – 616,390 – 616,390
Distributors – 312,411 – 312,411
Diversified Financial Services – 1,749,090 – 1,749,090
Diversified Telecommunication Services – 689,450 – 689,450
Electric Utilities – 135,949 – 135,949

International Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 61
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
Level 1 Level 2 Level 3 Total
Electrical Equipment $ – $ 2,011,743 $ – $ 2,011,743
Electronic Equipment, Instruments &
Components – 1,265,266 – 1,265,266
Energy Equipment & Services – 86,875 – 86,875
Entertainment – 1,651,997 – 1,651,997
Equity Real Estate Investment Trusts
(REITs) – 377,496 – 377,496
Food & Staples Retailing – 2,597,000 – 2,597,000
Food Products – 1,583,067 – 1,583,067
Gas Utilities 17,384 18,271 – 35,655
Health Care Equipment & Supplies 24,762 2,435,357 – 2,460,119
Health Care Providers & Services – 857,446 – 857,446
Hotels, Restaurants & Leisure – 413,108 – 413,108
Household Durables – 1,898,397 – 1,898,397
Independent Power and Renewable
Electricity Producers – 136,335 – 136,335
Industrial Conglomerates – 3,004,045 – 3,004,045
Insurance 361,059 3,649,031 – 4,010,090
Interactive Media & Services 179,835 – – 179,835
Internet & Direct Marketing Retail – 531,153 – 531,153
IT Services – 713,454 – 713,454
Leisure Products – 415,780 – 415,780
Life Sciences Tools & Services – 358,033 – 358,033
Machinery – 1,437,076 – 1,437,076
Marine – 599,996 – 599,996
Media 27,595 455,375 – 482,970
Metals & Mining 700,419 1,775,219 – 2,475,638
Multiline Retail – 72,164 – 72,164
Multi-Utilities – 1,523,972 – 1,523,972
Oil, Gas & Consumable Fuels 2,102,441 3,213,847 – 5,316,288
Paper & Forest Products – 263,303 – 263,303
Personal Products – 980,113 – 980,113
Pharmaceuticals 179,889 4,292,583 – 4,472,472
Professional Services – 179,943 – 179,943
Real Estate Management & Development – 1,734,902 – 1,734,902
Road & Rail – 228,052 – 228,052
Semiconductors & Semiconductor
Equipment 433,352 1,192,828 – 1,626,180
Software 257,832 898,368 – 1,156,200
Specialty Retail – 141,115 – 141,115
Technology Hardware, Storage &
Peripherals – 639,128 – 639,128
Textiles, Apparel & Luxury Goods – 417,418 – 417,418
Tobacco – 710,706 – 710,706
Trading Companies & Distributors – 1,464,230 – 1,464,230
Transportation Infrastructure – 58,425 – 58,425
Wireless Telecommunication Services 108,982 1,839,079 – 1,948,061
Total Common Stocks $ 7,000,475 $ 73,237,403 $ – $ 80,237,878
Repurchase Agreements – 3,048,010 – 3,048,010
Total $ 7,000,475 $ 76,285,413 $ – $ 83,285,888
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the six months ended June 30, 2020, International Value held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

62 - Notes to Financial Statements - June 30, 2020 (Unaudited) - International Funds
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At June 30, 2020, Funds that had overdrawn balances were as follows:
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.
Securities Lending
During the six months ended June 30, 2020, certain
funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to
any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest
income”, as applicable, on the Statements of Operations. The
Funds also receive interest that would have been earned on
the securities loaned while simultaneously seeking to earn
income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less
expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and
reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good
standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2020, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
Fund
Foreign
Currency
Amount
Overseas Value $ 287
International Equity 4,937
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
International Growth $ 381,826

International Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 63
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to
make the Fund whole. These remedies include purchasing
replacement securities by applying the collateral held from
the defaulting borrower against the purchase cost of the
replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by
purchasing replacement securities at JPMorgan’s expense, or
paying the Fund an amount equal to the market value of the
replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.
At June 30, 2020, the Securities Lending Agreement does not
permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended June 30, 2020, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan,
the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a
pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share
of proceeds from any repurchase or other disposition of the
underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon
or JPMorgan takes possession of the collateral pledged for
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value
is equal to or greater than the repurchase price, including
accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the
seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Overseas Value $ 15,523,855
International Equity 1,785,381
International Value 3,048,010
At June 30, 2020, the joint repos on a gross basis were as follows:
Bank of America NA, 0.09%, dated 6/30/2020, due 7/1/2020, repurchase price $147,421,822, collateralized by U.S. Government
Agency Securities, 3.00%, maturing 7/20/2049; total market value $150,369,883
BofA Securities, Inc., 0.09%, dated 6/30/2020, due 7/1/2020, repurchase price $32,000,080, collateralized by U.S. Government Agency
Securities, 0.15%, maturing 12/14/2020; total market value $32,643,027.
NatWest Markets Securities, Inc., 0.08%, dated 6/30/2020, due 7/7/2020, repurchase price $150,002,333, collateralized by U.S.
Government Treasury Securities, ranging from 0.13% - 4.25%, maturing 1/15/2021 - 2/15/2042; total market value $153,000,412.
Nomura Securities International, Inc., 0.07%, dated 6/30/2020, due 7/1/2020, repurchase price $86,100,167, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 8/31/2021 - 5/15/2050; total market value $87,822,005.

64 - Notes to Financial Statements - June 30, 2020 (Unaudited) - International Funds
At June 30, 2020, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Pershing LLC, 0.14%, dated 6/30/2020, due 7/1/2020, repurchase price $69,200,269, collateralized by U.S. Government Agency and
Treasury Securities, ranging from 0.00% - 10.00%, maturing 7/23/2020 - 12/20/2069; total market value $70,584,025.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
International
Growth
Bank of America
NA $ 381,826 $ – $ 381,826 $ (381,826) $ –
Total $ 381,826 $ – $ 381,826 $ (381,826) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Overseas Value
Bank of America
NA $ 6,523,855 $ – $ 6,523,855 $ (6,523,855) $ –
Overseas Value
BofA Securities,
Inc. 3,000,000 – 3,000,000 (3,000,000) –
Overseas Value
NatWest Markets
Securities, Inc. 4,000,000 – 4,000,000 (4,000,000) –
Overseas Value
Nomura Securities
International, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Overseas Value Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 15,523,855 $ – $ 15,523,855 $ (15,523,855) $ –

International Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 65
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as
applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statements of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
International
Equity
Bank of America
NA $ 1,785,381 $ – $ 1,785,381 $ (1,785,381) $ –
Total $ 1,785,381 $ – $ 1,785,381 $ (1,785,381) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
International
Value
Bank of America
NA $ 2,548,010 $ – $ 2,548,010 $ (2,548,010) $ –
International
Value Pershing LLC 500,000 – 500,000 (500,000) –
Total $ 3,048,010 $ – $ 3,048,010 $ (3,048,010) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* At June 30, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

66 - Notes to Financial Statements - June 30, 2020 (Unaudited) - International Funds
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with
the requirements of Subchapter M of the U.S. Internal Revenue
Code of 1986, as amended, and to make distributions of net
investment income and net realized capital gains sufficient
to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to the
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investments of the assets and supervises
the daily business affairs of the Funds in accordance with
policies and procedures established by the Board of Trustees.
NFA has selected the subadviser for each of the Funds as
noted below, and provides investment management evaluation
services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2020, the subadviser for each Fund is as follows:
Fund Subadviser
International Growth Allianz Global Investors U.S. LLC(a)
Overseas Value Columbia Management Investment Advisers, LLC(b)
Emerging Markets Lazard Asset Management LLC ("Lazard")
Standard Life Investments (Corporate Funds) Limited
International Equity Lazard
International Value Dimensional Fund Advisors LP
Thompson, Siegel & Walmsley LLC
(a) Effective March 13, 2020, Allianz Global Investors U.S. LLC was appointed as the sole subadviser to the Fund. Effective
March 13, 2020, WCM Investment Management LLC were terminated and ceased serving as subadviser to the Fund.
(b) Effective April 17, 2020, Columbia Management Investment Advisers, LLC was appointed as the subadviser to the Fund.
Effective April 17, 2020, Templeton Investment Counsel, LLC was terminated and ceased serving as subadviser to the Fund.

International Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 67
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2020, the Fund paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2021:
During the six months ended June 30, 2020, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $11,925 on International Growth, for which NFA shall not be entitled to later seek recoupment.
For the six months ended June 30, 2020, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
Fund Fee Schedule
Advisory Fee
(annual rate)
International Growth Up to $1 billion 0.85%
$1 billion and more 0.80%
Overseas Value Up to $1 billion 0.75%
$1 billion and more 0.70%
Emerging Markets Up to $500 million 0.95%
$500 million up to $2 billion 0.90%
$2 billion and more 0.85%
International Equity Up to $500 million 0.80%
$500 million up to $2 billion 0.75%
$2 billion and more 0.70%
International Value Up to $500 million 0.75%
$500 million up to $2 billion 0.70%
$2 billion and more 0.65%
Fund
Advisory Fee Waiver
(annual rate)
International Growth 0.058%
Emerging Markets 0.050%
International Equity 0.010%
International Value 0.016%
Fund Amount
International Growth $ 47,196
Emerging Markets 200,393
International Equity 4,489
International Value 6,610
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
International Growth 0.85% 0.79% 0.78% 0.63%
Overseas Value 0.75 N/A N/A 0.75
Emerging Markets 0.95 0.90 N/A 0.90
International Equity 0.80 0.79 N/A 0.79
International Value 0.75 0.74 N/A 0.44
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.

68 - Notes to Financial Statements - June 30, 2020 (Unaudited) - International Funds
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Fund’s operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2021.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of June 30, 2020, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2020, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2020, NFM earned $368,573 in fees from the Funds under the Joint Fund Administration and
Transfer Agency Agreement.
Fund Classes
Amount
(annual rate)
International Growth All Classes 0.88%
Overseas Value All Classes 0.87%
Emerging Markets All Classes 1.20%
International Equity All Classes 0.21%
International Value All Classes 0.75%
Fund
Fiscal Year 2017
Amount
Fiscal Year 2018
Amount
Fiscal Year 2019
Amount
Six Months Ended
June 30, 2020
Amount Total
International Growth $ — $ — $ — $ 123,769 $ 123,769
Overseas Value — — 6,997 — 6,997
Emerging Markets — — — — —
International Equity — — — — —
International Value — — — 121,024 121,024
Amounts designated as "—" are zero or have been rounded to zero.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

International Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 69
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $6 to $21 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2020, the Funds’ aggregate
portion of such costs amounted to $2,857.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Funds at an annual rate of 0.25%
for Class I, Class II, Class IV, Class D, and Class Y shares of the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund and up to 0.20% of the average daily net assets of Class IV shares of each of the Funds.
For the six months ended June 30, 2020, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2020, each Fund’s total administrative services fees were as follows:
Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate of
1.00% per annum plus the higher of (a) the one-month London
Interbank Offered Rate or (b) the Federal Funds Rate. Interest
costs, if any, would be shown on the Statements of Operations.
No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 9, 2020. During the six months ended June 30, 2020, the Funds had no borrowings
under the line of credit.
Fund Class I Class II Class IV Class D
NVIT AllianzGI International Growth Fund 0.15% 0.15 % N/A N/A
NVIT Columbia Overseas Value Fund 0.15 N/A N/A N/A
NVIT Emerging Markets Fund 0.15 0.15 N/A 0.24%
NVIT International Equity Fund 0.15 0.15 N/A N/A
NVIT Multi-Manager International Value Fund 0.15 0.15 0.15 % N/A
N/A — Not Applicable.
Fund Amount
International Growth $129,706
Overseas Value 128,262
Emerging Markets 117,435
International Equity 67,346
International Value 61,968

70 - Notes to Financial Statements - June 30, 2020 (Unaudited) - International Funds
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the six
months ended June 30, 2020, none of the Funds engaged in
interfund lending.
Investment Transactions
For the six months ended June 30, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject
to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political,
social, economic, or diplomatic changes may have disruptive
effects on the market prices of emerging market investments.
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy.
There is more risk associated with these investments because of reduced creditworthiness and increased risk of default.
Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event
of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal.
They are regarded as predominantly speculative with respect
to the issuer’s capacity to pay interest and repay principal.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
Fund Purchases Sales
International Growth $ 67,333,073 $ 78,340,682
Overseas Value 191,352,626 183,852,324
Emerging Markets 97,131,778 111,245,278
International Equity 43,167,961 44,209,042
International Value 9,627,479 7,009,882

International Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 71
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom’s Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Finance Rate (SOFR) as the preferred alternative
to LIBOR. The SOFR committee has noted the stability of
the repurchase market on which the rate is based. New York
Federal Reserve began publication of the rate in April 2018.
Management is currently evaluating the implications of the
change and its impact on financial statement disclosures and reporting requirements.
Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations. During the six months ended June 30, 2020, the Funds recaptured the following amounts of brokerage commissions:
Federal Tax Information
As of June 30, 2020, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
Subsequent Events
The Trusts’ credit agreement has been renewed through July
8, 2021. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended
June 30, 2020 (discussed above under “Line of Credit and
Interfund Lending”).
On June 10, 2020, the Board of Trustees, including a majority of the trustees who are not interested persons, unanimously
approved a Plan of Reorganization between NVIT Multi-
Manager International Value Fund ("International Value") and
NVIT Columbia Overseas Value Fund (formerly, Templeton
NVIT International Value Fund) ("Overseas Value"), each a
series of the Trust, pursuant to which International Value will be merged into Overseas Value (the “Merger”). Shareholders
of International Value were not required, and were not requested, to approve the Merger. Further information regarding the
details of the Merger and Overseas Value will be provided in an information statement that will be delivered to International
Value shareholders. The Merger will be finalized on or around
October 9, 2020.
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Coronavirus (COVID-19) Pandemic
The global spread of novel coronavirus disease (COVID-19)
was declared a pandemic by the World Health Organization.
This pandemic has resulted in significant disruptions to
economies and markets, adversely impacting individual
companies, sectors, industries, currencies, interest and
inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Given the increasing interdependence among global economies
and markets, the adverse economic effects of COVID-19 in
one country or region are increasingly likely to be felt in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions
in a timely manner and negatively impact the Funds' ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
Fund Amount
International Growth $ —
Overseas Value 490
Emerging Markets —
International Equity —
International Value 10,181
Amounts designated as "—" are zero or have been rounded to zero.
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
International Growth $ 129,654,379 $ 66,942,168 $ (488,666) $ 66,453,502
Overseas Value 175,846,166 17,565,434 (2,987,852) 14,577,582
Emerging Markets 822,924,892 84,332,852 (127,571,591) (43,238,739)
International Equity 81,992,176 13,239,798 (6,006,564) 7,233,234
International Value 88,192,843 8,448,616 (13,355,571) (4,906,955)

72 - Supplemental Information - June 30, 2020 (Unaudited) - International Funds
NVIT Columbia Overseas Value Fund – Initial Approval of
Columbia Management Investment Advisers, LLC Sub-
advisory Agreement
Summary of Factors Considered by the Board
At the March 10-11, 2020 meeting of the Board of Trustees,
the Board, including the Independent Trustees, discussed
and unanimously approved, on behalf of the NVIT Columbia
Overseas Value Fund (formerly known as the Templeton NVIT
International Value Fund) (the “Fund”), the appointment of
Columbia Management Investment Advisers, LLC (“Columbia”)
as sub-adviser to the Fund pursuant to a new sub-advisory
agreement (the “Sub-advisory Agreement”). Columbia
replaced Templeton Investment Counsel, LLC. (“Templeton”),
the previous sub-adviser to the Fund. The Board was provided with detailed materials relating to Columbia in advance of the meeting. The Independent Trustees met in executive session
with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory Agreement.
In making their determinations, the Board took into account
information provided to them as to the services to be provided by Columbia under the Sub-advisory Agreement, including
information relating to Columbia’s investment strategy
and process for the Fund. The Board also considered the
experience of the investment personnel of Columbia who would be managing the Fund. The Board considered information
concerning the past performance record of Columbia in
managing the investment strategy it intended to use in
managing the Fund’s assets.
The Board considered that the sub-advisory fee rate that NFA would pay to Columbia with respect to the Fund would be
lower than the rate at which NFA previously paid sub-advisory fees to Templeton. The Board also considered that the non-
compensatory terms of the Sub-advisory Agreement are
substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.
No information was presented to the Board regarding
Columbia’s expected profitability as a result of the Sub-advisory
Agreement. The Board reviewed information regarding the
expected profitability of the Fund with respect to NFA.
Based on these and other considerations, none of which was
individually determinative of the outcome, and after discussion and consideration among themselves, and with NFA, Trust
counsel, and independent legal counsel, the Board, including all of the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period
commencing from the execution of the Sub-advisory Agreement.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”)
adopted Rule 22e-4 under the Investment Company Act of
1940 (the “Liquidity Rule”), which requires all open-end funds
(other than money market funds) to adopt and implement a
program reasonably designed to assess and manage the
fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without
significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance
Trust (the “Trust”) has adopted and implemented a liquidity
risk management program in accordance with the Liquidity
Rule (the “Program”). The Trust’s Board of Trustees (the
“Board”) has designated Nationwide Fund Management LLC
(“NFM”) as the Program Administrator for each Fund. NFM
has established a Liquidity Risk Management Committee (the
“LRMC”), composed of senior members from relevant groups
in the Nationwide organization, to manage the Program for
each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 10,
2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2018 through November 30,

International Funds - June 30, 2020 (Unaudited) - Supplemental Information - 73
2019. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

74 - Management Information - June 30, 2020 (Unaudited) - International Funds
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 68 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
2
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 117
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lead from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.

International Funds - June 30, 2020 (Unaudited) - Management Information - 75
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012 117
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 117
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Chairman since
February 2005
117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
2
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 117
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

76 - Management Information - June 30, 2020 (Unaudited) - International Funds
1
Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

International Funds - June 30, 2020 (Unaudited) - Market Index Definitions - 77
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:
An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the
International Monetary Fund.
Bloomberg Barclays Long Treasury Index:
An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years re maining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:
An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:
An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index:
An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-
backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass- throughs ), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index:
An unmanaged index that measures the performance
of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:
An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index:
An unmanaged index that measures the performance of the
non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
:
An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index:
A market value-weighted index comprising agency mortgage-backed pass-through securities of the Government National Mortgage Association ( Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US):
An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
):
An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index:
An unmanaged, market capitalization-weighted index that reflects the performance of the
North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged):
An unmanaged, market capitalization-weighted index that is
not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

78 - Market Index Definitions - June 30, 2020 (Unaudited) - International Funds
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI):
An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited ("FTSE") © FTSE 2020. “FTSE
®
“ is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent .
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged):
An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index:
An unmanaged index made up of over 1,200 high yield bonds representing high-
yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index:
An unmanaged index that gives a broad look at how fixed-rate
U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index:
An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch
Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index:
An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index:
An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F):
A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy. The
Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval . © 2020,
JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes:
A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

International Funds - June 30, 2020 (Unaudited) - Market Index Definitions - 79
Morningstar
®
Lifetime Moderate Income Index:
An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S.
investor who is at least ten years into retirement.
Morningstar
®
( Mstar ) Target Risk Indexes:
A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.
The Morningstar Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
The Morningstar Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.
Note about Morningstar Category™
The Morningstar Category™ is a proprietary Morningstar data point and is assigned based on the underlying securities in each portfolio.
Categories make it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds. A Fund is placed in a category based on its portfolio statistics and compositions over the previous three-year period. If a Fund is new and has no portfolio history, Morningstar assigns a temporary category. When necessary, Morningstar may change a category assignment based on recent changes to a Fund’s portfolio.
MSCI ACWI
®
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United
States.
MSCI ACWI
®
ex USA Growth:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by MSCI; excludes the United States.
MSCI EAFE
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI World ex USA Index
SM
:
 Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM) countries—
excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
MSCI World Index
SM
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Value Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI Emerging Markets
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Russell 1000
®
Growth Index:
An unmanaged index that measures the performance of the large-capitalization growth segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index:
An unmanaged index that measures the performance of the large-capitalization value segment of the U.S.
equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

80 - Market Index Definitions - June 30, 2020 (Unaudited) - International Funds
Russell 2000
®
Growth Index:
An unmanaged index that measures the performance of the small-capitalization growth segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index:
An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index:
An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index:
A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell Midcap
®
Growth Index:
An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index:
An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S.
equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
S&P 500
®
Index:
An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index:
An index measuring performance of  treasury bonds in local currencies. The bonds are issued by developed market countries outside the  U.S.
S&P MidCap 400
®
(S&P 400) Index:
An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
:
An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Biotechnology Select Industry Index:
An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes:
A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus
11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-INT (8/20)

Semiannual Report
June 30, 2020 (Unaudited)
Nationwide Variable Insurance Trust
Index Funds
NVIT Bond Index Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund

Nationwide Funds
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.
gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2020

Message to Investors 1
Fund Overview 3
Shareholder Expense Example 8
Statements of Investments 10
Statements of Assets and Liabilities 116
Statements of Operations 120
Statements of Changes in Net Assets 122
Financial Highlights 130
Notes to Financial Statements 135
Supplemental Information 156
Management Information 157
Market Index Definitions 160

Nationwide Variable Insurance Trust - June 30, 2020 (Unaudited) - Message to Investors - 1
Dear Investor,
During this time of unparalleled uncertainty, Nationwide
has remained steadfastly committed to protecting people,
businesses and futures with extraordinary care. We have
diligently sought to care for our associates, communities, and ultimately you, our investors. Equity markets experienced
an unprecedented period of volatility during the semi-annual reporting period from January 1, 2020 through June 30, 2020, as investors tried to make sense of the coronavirus outbreak and the resulting shuttering of the economy.
Economic growth collapsed through the reporting period as a
result of the shutdown, with a 5% decline in first quarter real gross domestic product (GDP), which is the weakest level since the 2008 financial crisis. Economists estimate that the second quarter contracted by a record 33% but anticipate rebounding in the second half of the year. Corporate profits have been
devastated with a decline of 14% in the first quarter and an expected decline of up to 45% in the second quarter. As the
economy begins an uneven reopening, tremendous uncertainty
surrounds the trajectory of the recovery and the long-term
economic damage created by the covid-19 pandemic.
The S&P 500 declined through the reporting period
despite aggressive mitigation efforts
Markets experienced extreme volatility during the reporting
period: the coronavirus outbreak caused the sharpest bear
market since the Great Depression and a subsequent impressive bounce in the second half of the period. The S&P 500
®
Index
(S&P 500) started the year with momentum from a strong 2019, hitting a record-high on February 19 and recording a year-to-
date return of 5.0%. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23. Since 1950, there have been five previous
occasions where the S&P 500 fell 30%, taking on average 297
trading days (roughly a year and 2 months). The quickest 30%
fall was in 1987 and took a mere 70 days. In comparison, this time the decline occurred within 20 days. Aggressive fiscal and monetary policy, teamed with the prospect for reopening the
economy, drove investor sentiment higher, with a 39% rally
through the period that began on January 1, 2020 and ended
June 30, 2020. Overall, for the six-month period from January
1, 2020 to June 30, 2020, the S&P 500 finished with a return of -3.1%. Fixed income returns were mostly higher, including a dramatic drop in interest rates, more than offsetting wider credit spreads.
International markets lagged domestic markets as they have for much of the past decade, with the MSCI EAFE
®
Index returning
-11.3% and the MSCI Emerging Markets
®
Index returning
-9.8%. The global pandemic and subsequent economic
shutdown had a broad impact, though the peak in many foreign countries caused a recent outperformance of international
indexes versus domestic indexes.
U.S. economic activity faces unprecedented challenges
from the outbreak, and lasting implications remain
unclear
While much of 2019 was characterized by near universal strong returns and low volatility for risk assets, this reversed sharply during this period as equities, commodities and spread-based bonds (bond types that are measured by the difference in their yield versus a Treasury yield, usually the 10-year Treasury)
declined. Growth stocks substantially outperformed value
stocks, and large-cap stocks beat small-cap stocks.
Fixed-income markets were higher, driven by a decline in
interest rates to historic lows. The Federal Reserve aggressively added stimulus to the economy, first by bringing the Federal
Funds target rate effectively to 0% by March 15, followed by an aggressive bond-buying program that expanded the balance
sheet from $2.9 trillion to $7.1 trillion through the end of the period. Federal Reserve Chair Powell has indicated that the
Fed will remain active in supporting the market and that there is no maximum to their balance sheet growth. Interest rates
collapsed across the curve through the period, with the 10-year
US Treasury yield falling from 1.92% to a record-low of 0.50%
as of March 9, 2020, before bouncing modestly to 0.65% by
June 30th. The 2-year yield dropped from 1.57% to 0.15%,
widening the spread between the two yields to 0.50%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is wise to remain vigilant and informed during periods of stress and avoid the temptation to react on emotions as investment decisions
driven by emotions often leads to suboptimal outcomes.
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. Thank you for your continued support and confidence.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - June 30, 2020 (Unaudited) - Nationwide Variable Insurance Trust
Index
Annual Total Return
(as of June 30, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -0.43%
Bloomberg Barclays
Municipal Bond 2.08%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 2.88%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 17.05%
Bloomberg Barclays U.S.
Aggregate Bond 6.14%
Bloomberg Barclays U.S.
Corporate High Yield -3.80%
MSCI EAFE
®
-11.34%
MSCI Emerging Markets
®
-9.78%
MSCI ACWI ex USA -11.00%
Russell 1000
®
Growth 9.81%
Russell 1000
®
Value -16.26%
Russell 2000
®
-12.98%
S&P 500
®
-3.08%
Source: Morningstar

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Fund Overview - 3
Asset Allocation
1
U.S. Treasury Obligations 37.1%
Corporate Bonds 27.7%
Mortgage-Backed Securities 26.7%
Commercial Mortgage-Backed Securities 2.2%
Repurchase Agreements 1.9%
Foreign Government Securities 1.9%
Supranational 1.4%
U.S. Government Agency Securities 1.1%
Municipal Bonds 0.7%
Asset-Backed Securities 0.4%
Liabilities in excess of other assets (1.1)%
100.0%
Top Industries
2
Banks 4.8%
Oil, Gas & Consumable Fuels 2.0%
Electric Utilities 1.6%
Capital Markets 1.5%
Health Care Providers & Services 1.1%
Pharmaceuticals 1.0%
Diversified Telecommunication Services 1.0%
Equity Real Estate Investment Trusts (REITs) 0.8%
Media 0.8%
Beverages 0.8%
Other Industries
#
84.6%
100.0%
Top Holdings
2
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.50%, 7/25/2050 1.5%
U.S. Treasury Notes, 1.50%, 8/15/2022 1.3%
FNMA/FHLMC UMBS, 30 Year, Single Family,
3.00%, 7/25/2050 1.1%
U.S. Treasury Notes, 2.38%, 8/15/2024 1.1%
U.S. Treasury Notes, 2.00%, 8/15/2025 0.9%
U.S. Treasury Notes, 1.75%, 9/30/2022 0.9%
U.S. Treasury Notes, 1.75%, 3/31/2022 0.9%
U.S. Treasury Notes, 2.00%, 2/15/2025 0.8%
U.S. Treasury Bonds, 2.50%, 2/15/2045 0.8%
U.S. Treasury Notes, 1.75%, 5/31/2022 0.7%
Other Holdings
#
90.0%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

4 - Fund Overview - June 30, 2020 - NVIT International Index Fund
Asset Allocation
1
Common Stocks 98.5%
Repurchase Agreements 2.2%
Rights
†
0.0%
Futures Contracts
†
(0.0)%
Liabilities in excess of other assets (0.7)%
100.0%
Top Industries
2
Pharmaceuticals 9.7%
Banks 7.4%
Insurance 4.9%
Food Products 3.8%
Chemicals 3.5%
Oil, Gas & Consumable Fuels 3.3%
Machinery 2.9%
Automobiles 2.8%
Metals & Mining 2.7%
Capital Markets 2.7%
Other Industries
#
56.3%
100.0%
Top Holdings
2
Nestle SA (Registered) 2.5%
Roche Holding AG 1.8%
Novartis AG (Registered) 1.4%
ASML Holding NV 1.2%
SAP SE 1.1%
AstraZeneca plc 1.0%
Toyota Motor Corp. 1.0%
LVMH Moet Hennessy Louis Vuitton SE 0.9%
Sanofi 0.9%
Novo Nordisk A/S Class B 0.9%
Other Holdings
#
87.3%
100.0%
Top Countries
2
Japan 24.9%
United Kingdom 12.4%
France 10.4%
Switzerland 10.3%
Germany 8.9%
Australia 7.5%
Netherlands 4.2%
Hong Kong 2.8%
Sweden 2.8%
Spain 2.4%
Other Countries
#
13.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

NVIT Mid Cap Index Fund - June 30, 2020 - Fund Overview - 5
Asset Allocation
1
Common Stocks 98.0%
Repurchase Agreements 5.3%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (3.3)%
100.0%
Top Industries
2
Equity Real Estate Investment Trusts (REITs) 9.1%
Banks 5.8%
Semiconductors & Semiconductor Equipment 4.5%
Machinery 4.4%
Insurance 4.3%
Software 3.9%
Electronic Equipment, Instruments & Components 3.5%
Health Care Equipment & Supplies 3.4%
Hotels, Restaurants & Leisure 3.2%
Health Care Providers & Services 2.9%
Other Industries
#
55.0%
100.0%
Top Holdings
2
Teradyne, Inc. 0.8%
Etsy, Inc. 0.8%
FactSet Research Systems, Inc. 0.8%
Fair Isaac Corp. 0.7%
Catalent, Inc. 0.7%
Masimo Corp. 0.7%
Pool Corp. 0.7%
Trimble, Inc. 0.7%
Molina Healthcare, Inc. 0.6%
Cognex Corp. 0.6%
Other Holdings
#
92.9%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

6 - Fund Overview - June 30, 2020 - NVIT S&P 500 Index Fund
Asset Allocation
1
Common Stocks 98.2%
Repurchase Agreements 0.6%
Futures Contracts
†
0.0%
Rights
†
0.0%
Other assets in excess of liabilities 1.2%
100.0%
Top Industries
2
Software 9.3%
Technology Hardware, Storage & Peripherals 6.0%
IT Services 5.7%
Interactive Media & Services 5.5%
Internet & Direct Marketing Retail 4.9%
Semiconductors & Semiconductor Equipment 4.8%
Pharmaceuticals 4.3%
Health Care Equipment & Supplies 3.8%
Banks 3.6%
Health Care Providers & Services 2.8%
Other Industries
#
49.3%
100.0%
Top Holdings
2
Microsoft Corp. 6.0%
Apple, Inc. 5.8%
Amazon.com, Inc. 4.5%
Facebook, Inc., Class A 2.1%
Alphabet, Inc., Class A 1.6%
Alphabet, Inc., Class C 1.6%
Johnson & Johnson 1.4%
Berkshire Hathaway, Inc., Class B 1.3%
Visa, Inc., Class A 1.3%
Procter & Gamble Co. (The) 1.2%
Other Holdings
#
73.2%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

NVIT Small Cap Index Fund - June 30, 2020 - Fund Overview - 7
Asset Allocation
1
Common Stocks 96.4%
Repurchase Agreements 13.1%
Future 0.1%
Rights
†
0.0%
Liabilities in excess of other assets
§
(9.6%)
100.0%
Top Industries
2
Biotechnology 9.5%
Banks 7.5%
Equity Real Estate Investment Trusts (REITs) 5.6%
Software 4.9%
Machinery 3.2%
Health Care Equipment & Supplies 3.2%
Semiconductors & Semiconductor Equipment 2.5%
Hotels, Restaurants & Leisure 2.4%
Specialty Retail 2.1%
Insurance 2.0%
Other Industries
#
57.1%
100.0%
Top Holdings
2
Deckers Outdoor Corp. 0.3%
LHC Group, Inc. 0.3%
BJ's Wholesale Club Holdings, Inc. 0.3%
Churchill Downs, Inc. 0.3%
Novavax, Inc. 0.2%
MyoKardia, Inc. 0.2%
Helen of Troy Ltd. 0.2%
SiteOne Landscape Supply, Inc. 0.2%
EastGroup Properties, Inc. 0.2%
Ultragenyx Pharmaceutical, Inc. 0.2%
Other Holdings
#
97.6%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2020.
2
Percentages indicated are based upon total investments as of June 30, 2020.

8 - Shareholder Expense Example - June 30, 2020 (Unaudited) - Index Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (January 1, 2020)
and continued to hold your shares at the end of the reporting period (June 30, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from January 1, 2020 through June 30, 2020. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from January 1, 2020 through June 30, 2020. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/20
Ending Account
Value($) 6/30/20
Expenses Paid
During Period ($)
1/1/20 - 6/30/20
Expense Ratio
During Period (%)
1/1/20 - 6/30/20
(a)
NVIT Bond Index Fund
Class I Shares
Actual
(b)
1,000.00 1,060.00 1.95 0.38
Hypothetical
(b)(c)
1,000.00 1,022.97 1.91 0.38
Class Y Shares
Actual
(b)
1,000.00 1,060.90 1.18 0.23
Hypothetical
(b)(c)
1,000.00 1,023.72 1.16 0.23

Index Funds - June 30, 2020 (Unaudited) - Shareholder Expense Example - 9
Beginning Account
Value($) 1/1/20
Ending Account
Value($) 6/30/20
Expenses Paid
During Period ($)
1/1/20 - 6/30/20
Expense Ratio
During Period (%)
1/1/20 - 6/30/20
(a)
NVIT International Index Fund
Class I Shares
Actual
(b)
1,000.00 886.40 2.11 0.45
Hypothetical
(b)(c)
1,000.00 1,022.63 2.26 0.45
Class II Shares
Actual
(b)
1,000.00 886.30 3.05 0.65
Hypothetical
(b)(c)
1,000.00 1,021.63 3.27 0.65
Class VIII Shares
Actual
(b)
1,000.00 884.70 3.98 0.85
Hypothetical
(b)(c)
1,000.00 1,020.64 4.27 0.85
Class Y Shares
Actual
(b)
1,000.00 887.60 1.41 0.30
Hypothetical
(b)(c)
1,000.00 1,023.37 1.51 0.30
NVIT Mid Cap Index Fund
Class I Shares
Actual
(b)
1,000.00 869.30 1.91 0.41
Hypothetical
(b)(c)
1,000.00 1,022.82 2.06 0.41
Class II Shares
Actual
(b)
1,000.00 868.30 2.83 0.61
Hypothetical
(b)(c)
1,000.00 1,021.83 3.07 0.61
Class Y Shares
Actual
(b)
1,000.00 870.00 1.21 0.26
Hypothetical
(b)(c)
1,000.00 1,023.57 1.31 0.26
NVIT S&P 500 Index Fund
Class I Shares
Actual
(b)
1,000.00 968.40 1.22 0.25
Hypothetical
(b)(c)
1,000.00 1,023.62 1.26 0.25
Class II Shares
Actual
(b)
1,000.00 966.70 2.44 0.50
Hypothetical
(b)(c)
1,000.00 1,022.38 2.51 0.50
Class IV Shares
Actual
(b)
1,000.00 968.00 1.32 0.27
Hypothetical
(b)(c)
1,000.00 1,023.52 1.36 0.27
Class Y Shares
Actual
(b)
1,000.00 968.50 0.83 0.17
Hypothetical
(b)(c)
1,000.00 1,024.02 0.86 0.17
NVIT Small Cap Index Fund
Class II Shares
Actual
(b)
1,000.00 866.20 2.83 0.61
Hypothetical
(b)(c)
1,000.00 1,021.83 3.07 0.61
Class Y Shares
Actual
(b)
1,000.00 868.00 1.30 0.28
Hypothetical
(b)(c)
1,000.00 1,023.47 1.41 0.28
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2020 through
June 30, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

10 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
Asset-Backed Securities 0.4%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
Continental Airlines Pass-
Through Trust, Series
2012-1, Class A, 4.15%,
4/11/2024 229,414 214,946
United Airlines Pass-Through
Trust, Series 2013-1, Class
A, 4.30%, 8/15/2025 363,864 341,261
556,207
Automobiles 0.2%
Americredit Automobile
Receivables Trust, Series
2018-1, Class D, 3.82%,
3/18/2024 1,600,000 1,656,853
Ford Credit Auto Owner Trust,
Series 2017-C, Class A4,
2.16%, 3/15/2023 1,400,000 1,423,160
GM Financial Automobile
Leasing Trust, Series
2020-2, Class A3, 1.53%,
7/20/2023 520,000 520,807
3,600,820
Credit Card 0.2%
BA Credit Card Trust, Series
2018-A3, Class A3, 3.10%,
12/15/2023 3,500,000 3,598,544
Citibank Credit Card Issuance
Trust, Series 2018-A6,
Class A6, 3.21%, 12/7/2024 2,000,000 2,134,157
5,732,701
Total Asset-Backed Securities
(cost $9,591,571)
9,889,728
Commercial Mortgage-Backed Securities 2.2%
BBCMS Mortgage Trust ,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 1,375,000 1,549,570
Benchmark Mortgage Trust
Series 2018-B4, Class A2,
3.98%, 7/15/2051 500,000 536,249
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 1,171,606
Series 2019-B11, Class A4,
3.28%, 5/15/2052 3,000,000 3,379,285
Citigroup Commercial
Mortgage Trust
Series 2014-GC25, Class
AS, 4.02%, 10/10/2047 1,500,000 1,606,470
Series 2016-P5, Class A4,
2.94%, 10/10/2049 600,000 645,472
Series 2017-P7, Class A4,
3.71%, 4/14/2050 1,500,000 1,680,951
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 2,940,000 3,259,312
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
COMM Mortgage Trust
Series 2012-CR1, Class A3,
3.39%, 5/15/2045 1,631,237 1,665,962
Series 2013-CR8, Class A5,
3.61%, 6/10/2046(a) 1,000,000 1,060,528
Series 2014-UBS2, Class
A5, 3.96%, 3/10/2047 1,500,000 1,624,180
Series 2014-UBS3, Class
A4, 3.82%, 6/10/2047 1,500,000 1,618,275
Series 2015-DC1, Class A5,
3.35%, 2/10/2048 1,000,000 1,077,743
Series 2015-PC1, Class A5,
3.90%, 7/10/2050 1,000,000 1,100,811
CSAIL Commercial Mortgage
Trust , Series 2018-
CX11, Class A5, 4.03%,
4/15/2051(a) 1,250,000 1,428,091
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K013, Class A2,
3.97%, 1/25/2021(a) 499,579 504,937
Series K020, Class A2,
2.37%, 5/25/2022 1,500,000 1,543,751
Series K024, Class A2,
2.57%, 9/25/2022 100,000 103,852
Series K026, Class A2,
2.51%, 11/25/2022 900,000 936,014
Series K031, Class A2,
3.30%, 4/25/2023(a) 400,000 427,912
Series K033, Class A2,
3.06%, 7/25/2023(a) 950,000 1,014,667
Series K034, Class A2,
3.53%, 7/25/2023(a) 5,400,000 5,842,381
Series K038, Class A1,
2.60%, 10/25/2023 117,123 120,048
Series K037, Class A2,
3.49%, 1/25/2024 800,000 873,048
Series K069, Class A2,
3.19%, 9/25/2027(a) 2,500,000 2,859,132
FNMA ACES REMICS
Series 2014-M6, Class A2,
2.68%, 5/25/2021(a) 102,151 103,037
Series 2013-M6, Class 1AC,
3.55%, 2/25/2043(a) 212,713 236,796
GS Mortgage Securities Trust
Series 2012-GCJ7, Class
A4, 3.38%, 5/10/2045 1,896,680 1,927,307
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 1,500,000 1,621,557

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 11
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
JP Morgan Chase Commercial
Mortgage Securities Trust ,
Series 2011-C5, Class A3,
4.17%, 8/15/2046 146,618 149,674
JPMBB Commercial Mortgage
Securities Trust , Series
2014-C22, Class A4, 3.80%,
9/15/2047 1,000,000 1,086,874
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2013-C10, Class A5,
4.22%, 7/15/2046(a) 500,000 537,760
Series 2015-C24, Class A4,
3.73%, 5/15/2048 1,000,000 1,097,895
Morgan Stanley Capital I
Trust , Series 2019-H6,
Class A4, 3.42%, 6/15/2052 1,180,000 1,329,198
UBS-Barclays Commercial
Mortgage Trust , Series
2013-C5, Class A4, 3.18%,
3/10/2046 2,500,000 2,588,462
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 1,500,000 1,633,733
Series 2017-C40, Class A4,
3.58%, 10/15/2050 1,500,000 1,684,186
WFRBS Commercial
Mortgage Trust
Series 2013-C14, Class A5,
3.34%, 6/15/2046 1,750,000 1,838,729
Series 2013-C15, Class A4,
4.15%, 8/15/2046(a) 1,175,000 1,243,374
Total Commercial Mortgage-Backed
Securities
(cost $51,835,987) 54,708,829
Corporate Bonds 27.7%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
2.30%, 8/1/2021 200,000 201,927
2.25%, 6/15/2026 500,000 483,244
2.70%, 2/1/2027 35,000 34,187
5.04%, 5/1/2027 500,000 551,404
3.20%, 3/1/2029 500,000 495,025
2.95%, 2/1/2030(b) 85,000 83,772
5.15%, 5/1/2030 1,000,000 1,115,030
3.25%, 2/1/2035 100,000 91,180
3.30%, 3/1/2035(b) 130,000 118,447
5.71%, 5/1/2040 500,000 569,207
3.75%, 2/1/2050 340,000 305,288
5.81%, 5/1/2050 500,000 590,493
3.95%, 8/1/2059 100,000 87,632
General Dynamics Corp. ,
3.88%, 7/15/2021 100,000 102,937
2.63%, 11/15/2027(b) 500,000 542,730
3.63%, 4/1/2030(b) 200,000 233,984
4.25%, 4/1/2050 200,000 258,836
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Howmet Aerospace, Inc. ,
5.95%, 2/1/2037 200,000 207,520
L3Harris Technologies, Inc. ,
3.95%, 5/28/2024(b) 257,000 281,573
2.90%, 12/15/2029 100,000 107,687
4.85%, 4/27/2035 90,000 114,747
Lockheed Martin Corp. ,
2.90%, 3/1/2025 500,000 549,619
3.55%, 1/15/2026 250,000 287,411
3.60%, 3/1/2035 110,000 131,989
4.07%, 12/15/2042 393,000 498,480
4.70%, 5/15/2046 250,000 341,114
Northrop Grumman Corp. ,
4.75%, 6/1/2043 250,000 323,711
4.03%, 10/15/2047 500,000 606,085
Raytheon Technologies Corp. ,
3.15%, 12/15/2024(b)(c) 145,000 156,625
3.95%, 8/16/2025 400,000 455,136
3.50%, 3/15/2027(c) 1,000,000 1,125,245
4.13%, 11/16/2028 250,000 294,471
2.25%, 7/1/2030 140,000 145,810
6.13%, 7/15/2038 400,000 577,729
4.70%, 12/15/2041(c) 150,000 186,104
4.50%, 6/1/2042 700,000 872,418
4.15%, 5/15/2045 250,000 299,667
4.63%, 11/16/2048 500,000 649,136
3.13%, 7/1/2050 55,000 58,453
Textron, Inc. ,
4.30%, 3/1/2024 250,000 266,402
14,402,455
Air Freight & Logistics 0.1%
FedEx Corp. ,
3.25%, 4/1/2026 85,000 92,494
3.30%, 3/15/2027 70,000 75,397
3.10%, 8/5/2029(b) 100,000 106,740
3.90%, 2/1/2035 380,000 410,650
3.88%, 8/1/2042 50,000 50,094
4.55%, 4/1/2046 500,000 539,066
5.25%, 5/15/2050 200,000 245,266
United Parcel Service, Inc. ,
2.20%, 9/1/2024 40,000 42,166
3.05%, 11/15/2027(b) 300,000 339,626
6.20%, 1/15/2038 295,000 443,303
3.40%, 9/1/2049 320,000 352,079
5.30%, 4/1/2050(b) 150,000 215,867
2,912,748
Airlines 0.0%
†
Southwest Airlines Co. ,
4.75%, 5/4/2023 130,000 133,545
5.13%, 6/15/2027 275,000 284,516
2.63%, 2/10/2030(b) 400,000 358,381
776,442
Auto Components 0.0%
†
Aptiv Corp. ,
4.15%, 3/15/2024(b) 475,000 506,728
Aptiv plc ,
5.40%, 3/15/2049 150,000 156,786

12 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Auto Components
BorgWarner, Inc. ,
3.38%, 3/15/2025(b) 135,000 142,621
2.65%, 7/1/2027 55,000 56,430
Lear Corp. ,
5.25%, 5/15/2049 150,000 152,544
1,015,109
Automobiles 0.1%
Daimler Finance North
America LLC ,
8.50%, 1/18/2031 250,000 380,906
General Motors Co. ,
6.13%, 10/1/2025(b) 400,000 449,474
4.20%, 10/1/2027 250,000 254,738
5.15%, 4/1/2038 250,000 239,619
5.20%, 4/1/2045 250,000 242,144
6.75%, 4/1/2046(b) 35,000 38,124
5.40%, 4/1/2048 250,000 245,160
1,850,165
Banks 4.9%
Australia & New Zealand
Banking Group Ltd. ,
2.05%, 11/21/2022 250,000 259,233
Banco Santander SA ,
3.50%, 4/11/2022 800,000 832,025
2.75%, 5/28/2025 200,000 207,263
3.80%, 2/23/2028 600,000 651,224
3.49%, 5/28/2030 200,000 214,761
Bank of America Corp. ,
3.30%, 1/11/2023 500,000 533,638
4.10%, 7/24/2023 250,000 274,530
(ICE LIBOR USD 3
Month + 0.79%), 3.00%,
12/20/2023(d) 1,515,000 1,591,371
4.00%, 4/1/2024 350,000 388,502
(ICE LIBOR USD 3
Month + 0.94%), 3.86%,
7/23/2024(d) 400,000 433,464
Series L, 3.95%, 4/21/2025 310,000 343,266
3.88%, 8/1/2025 250,000 283,058
(ICE LIBOR USD 3
Month + 0.64%), 2.01%,
2/13/2026(d) 300,000 310,229
4.45%, 3/3/2026 125,000 143,906
3.50%, 4/19/2026 290,000 326,437
(SOFR + 1.15%), 1.32%,
6/19/2026(d) 500,000 501,301
4.25%, 10/22/2026 435,000 498,969
(ICE LIBOR USD 3
Month + 1.06%), 3.56%,
4/23/2027(d) 1,500,000 1,674,122
3.25%, 10/21/2027 500,000 551,437
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(d) 500,000 567,505
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(d) 1,000,000 1,113,852
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(ICE LIBOR USD 3
Month + 1.19%), 2.88%,
10/22/2030(d) 200,000 216,372
(ICE LIBOR USD 3
Month + 0.99%), 2.50%,
2/13/2031(d) 300,000 314,518
(SOFR + 2.15%), 2.59%,
4/29/2031(d) 600,000 634,887
(ICE LIBOR USD 3
Month + 1.81%), 4.24%,
4/24/2038(d) 250,000 303,792
(SOFR + 1.93%), 2.68%,
6/19/2041(d) 300,000 308,098
5.88%, 2/7/2042 250,000 372,960
5.00%, 1/21/2044 350,000 482,544
Series L, 4.75%, 4/21/2045 250,000 330,169
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(d) 500,000 647,780
(ICE LIBOR USD 3
Month + 1.52%), 4.33%,
3/15/2050(b)(d) 500,000 646,152
(ICE LIBOR USD 3
Month + 3.15%), 4.08%,
3/20/2051(d) 600,000 751,837
Bank of America NA ,
(ICE LIBOR USD 3
Month + 0.65%), 3.34%,
1/25/2023(d) 500,000 521,805
Bank of Montreal ,
1.90%, 8/27/2021(b) 1,000,000 1,017,042
1.85%, 5/1/2025 500,000 517,649
Bank of Nova Scotia (The) ,
2.80%, 7/21/2021(b) 500,000 512,856
2.45%, 9/19/2022(b) 1,000,000 1,043,446
Barclays plc ,
3.20%, 8/10/2021 400,000 408,896
3.65%, 3/16/2025 360,000 390,280
4.34%, 1/10/2028 1,000,000 1,110,171
(ICE LIBOR USD 3
Month + 3.05%), 5.09%,
6/20/2030(d) 200,000 227,043
5.25%, 8/17/2045(b) 205,000 273,853
4.95%, 1/10/2047 200,000 263,337
BBVA USA ,
3.88%, 4/10/2025 500,000 528,203
Canadian Imperial Bank of
Commerce ,
(ICE LIBOR USD 3
Month + 0.79%), 2.61%,
7/22/2023(b)(d) 500,000 516,817
Citigroup, Inc. ,
2.35%, 8/2/2021 500,000 509,618
4.50%, 1/14/2022 650,000 688,873
(ICE LIBOR USD 3
Month + 0.95%), 2.88%,
7/24/2023(d) 500,000 520,367
3.88%, 10/25/2023 750,000 823,771

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
3.75%, 6/16/2024 500,000 551,731
3.30%, 4/27/2025 560,000 614,982
4.60%, 3/9/2026 350,000 399,716
(SOFR + 2.75%), 3.11%,
4/8/2026(d) 300,000 322,673
3.40%, 5/1/2026 500,000 554,403
4.30%, 11/20/2026 500,000 567,875
4.45%, 9/29/2027 500,000 570,834
(ICE LIBOR USD 3
Month + 1.56%), 3.89%,
1/10/2028(d) 500,000 563,601
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(d) 1,500,000 1,653,074
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(d) 500,000 574,585
(SOFR + 1.42%), 2.98%,
11/5/2030(d) 200,000 212,842
(SOFR + 3.91%), 4.41%,
3/31/2031(d) 300,000 355,956
(SOFR + 2.11%), 2.57%,
6/3/2031(d) 300,000 310,278
6.63%, 6/15/2032 333,000 456,587
8.13%, 7/15/2039 350,000 606,136
(SOFR + 4.55%), 5.32%,
3/26/2041(d) 300,000 407,261
6.68%, 9/13/2043 250,000 385,903
4.65%, 7/23/2048 200,000 261,780
Citizens Bank NA ,
2.65%, 5/26/2022 250,000 258,353
Citizens Financial Group, Inc. ,
2.50%, 2/6/2030(b) 170,000 172,357
Comerica, Inc. ,
4.00%, 2/1/2029(b) 250,000 280,903
Cooperatieve Rabobank UA ,
2.75%, 1/10/2022 500,000 517,115
4.63%, 12/1/2023 250,000 275,685
3.38%, 5/21/2025 250,000 278,860
5.25%, 5/24/2041 175,000 248,121
5.25%, 8/4/2045 250,000 342,253
Credit Suisse Group Funding
Guernsey Ltd. ,
3.80%, 9/15/2022 440,000 467,485
3.75%, 3/26/2025 390,000 429,914
4.55%, 4/17/2026 500,000 574,930
Discover Bank ,
4.20%, 8/8/2023(b) 500,000 545,981
2.45%, 9/12/2024 300,000 314,451
2.70%, 2/6/2030 310,000 312,324
Fifth Third Bancorp ,
3.50%, 3/15/2022 700,000 732,568
2.60%, 6/15/2022 500,000 518,383
3.65%, 1/25/2024 500,000 545,653
Fifth Third Bank ,
1.80%, 1/30/2023(b) 250,000 256,692
3.95%, 7/28/2025 200,000 228,639
2.25%, 2/1/2027(b) 295,000 313,073
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
First Republic Bank ,
2.50%, 6/6/2022 750,000 771,960
HSBC Holdings plc ,
4.25%, 3/14/2024 500,000 539,469
(ICE LIBOR USD 3
Month + 0.99%), 3.95%,
5/18/2024(d) 200,000 214,941
4.30%, 3/8/2026 500,000 564,402
3.90%, 5/25/2026 500,000 555,108
4.95%, 3/31/2030 200,000 240,313
(ICE LIBOR USD 3
Month + 1.61%), 3.97%,
5/22/2030(d) 200,000 222,019
6.50%, 5/2/2036 400,000 540,046
6.50%, 9/15/2037 600,000 817,283
6.80%, 6/1/2038 200,000 281,968
5.25%, 3/14/2044 250,000 315,603
HSBC USA, Inc. ,
3.50%, 6/23/2024(b) 500,000 544,831
Huntington Bancshares, Inc. ,
2.55%, 2/4/2030 200,000 206,746
ING Groep NV ,
4.10%, 10/2/2023 500,000 547,849
4.55%, 10/2/2028(b) 200,000 241,244
JPMorgan Chase & Co. ,
2.30%, 8/15/2021 1,000,000 1,002,090
3.25%, 9/23/2022(b) 500,000 527,977
(ICE LIBOR USD 3 Month +
0.70%), 3.21%, 4/1/2023(d) 1,000,000 1,041,156
3.38%, 5/1/2023 250,000 267,478
2.70%, 5/18/2023 500,000 527,008
3.88%, 9/10/2024 1,000,000 1,108,772
3.13%, 1/23/2025 500,000 544,944
(ICE LIBOR USD 3 Month +
1.16%), 3.22%, 3/1/2025(d) 200,000 215,355
(SOFR + 1.16%), 2.30%,
10/15/2025(d) 250,000 261,870
(SOFR + 1.59%), 2.00%,
3/13/2026(d) 300,000 310,484
3.30%, 4/1/2026 500,000 558,866
(SOFR + 1.85%), 2.08%,
4/22/2026(d) 200,000 207,724
8.00%, 4/29/2027 290,000 402,278
4.25%, 10/1/2027 500,000 582,269
(ICE LIBOR USD 3 Month +
1.38%), 3.54%, 5/1/2028(d) 500,000 558,045
(ICE LIBOR USD 3
Month + 1.12%), 4.01%,
4/23/2029(d) 1,000,000 1,153,911
(SOFR + 2.04%), 2.52%,
4/22/2031(b)(d) 400,000 422,442
(SOFR + 2.46%), 3.11%,
4/22/2041(d) 200,000 216,018
5.60%, 7/15/2041 400,000 577,504
5.40%, 1/6/2042 500,000 704,395
4.85%, 2/1/2044 500,000 681,995
(ICE LIBOR USD 3
Month + 1.58%), 4.26%,
2/22/2048(d) 750,000 944,931

14 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(d) 500,000 611,489
(SOFR + 2.44%), 3.11%,
4/22/2051(d) 600,000 646,041
KeyBank NA ,
3.30%, 2/1/2022(b) 500,000 520,977
6.95%, 2/1/2028 225,000 290,428
KeyCorp ,
2.25%, 4/6/2027 50,000 52,454
2.55%, 10/1/2029 250,000 258,780
Korea Development Bank
(The) ,
4.63%, 11/16/2021 200,000 210,290
3.00%, 1/13/2026 500,000 552,251
Kreditanstalt fuer
Wiederaufbau ,
2.00%, 11/30/2021 1,000,000 1,024,582
2.13%, 6/15/2022 2,000,000 2,073,436
1.75%, 8/22/2022 1,000,000 1,031,707
2.38%, 12/29/2022 1,250,000 1,315,157
2.63%, 2/28/2024 2,500,000 2,706,875
0.00%, 6/29/2037(e) 750,000 594,192
Landwirtschaftliche
Rentenbank ,
Series 36, 2.00%, 12/6/2021 250,000 256,009
1.75%, 7/27/2026 1,000,000 1,065,476
Lloyds Banking Group plc ,
(ICE LIBOR USD 3
Month + 1.25%), 2.86%,
3/17/2023(d) 400,000 411,989
4.50%, 11/4/2024 205,000 224,133
4.58%, 12/10/2025 350,000 388,525
4.65%, 3/24/2026 500,000 556,067
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(d) 1,000,000 1,086,862
Mitsubishi UFJ Financial
Group, Inc. ,
3.22%, 3/7/2022 500,000 521,555
2.62%, 7/18/2022 500,000 519,339
3.46%, 3/2/2023 750,000 801,753
3.85%, 3/1/2026 750,000 852,527
3.74%, 3/7/2029 1,000,000 1,139,520
3.20%, 7/18/2029 500,000 546,771
Mizuho Financial Group, Inc. ,
2.95%, 2/28/2022 500,000 518,527
(ICE LIBOR USD 3
Month + 1.10%), 2.55%,
9/13/2025(d) 455,000 474,049
3.17%, 9/11/2027(b) 750,000 809,863
MUFG Americas Holdings
Corp. ,
3.00%, 2/10/2025 400,000 425,433
National Australia Bank Ltd. ,
2.50%, 7/12/2026 750,000 811,443
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Oesterreichische Kontrollbank
AG ,
1.63%, 9/17/2022 1,000,000 1,028,685
1.50%, 2/12/2025 1,000,000 1,043,797
PNC Bank NA ,
2.95%, 1/30/2023 250,000 263,055
3.80%, 7/25/2023(b) 500,000 543,788
2.95%, 2/23/2025 500,000 544,079
PNC Financial Services
Group, Inc. (The) ,
3.30%, 3/8/2022 500,000 521,574
2.55%, 1/22/2030(b) 500,000 540,377
Regions Financial Corp. ,
2.75%, 8/14/2022 750,000 781,117
Royal Bank of Canada ,
1.95%, 1/17/2023 170,000 175,311
2.55%, 7/16/2024(b) 350,000 371,681
2.25%, 11/1/2024 500,000 526,080
Royal Bank of Scotland Group
plc ,
6.13%, 12/15/2022 500,000 545,762
3.88%, 9/12/2023 365,000 393,523
4.80%, 4/5/2026 500,000 578,508
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(d) 200,000 210,496
(ICE LIBOR USD 3
Month + 1.75%), 4.89%,
5/18/2029(d) 250,000 294,375
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(d) 500,000 600,788
Santander Holdings USA, Inc. ,
3.50%, 6/7/2024 500,000 525,931
Santander UK plc ,
4.00%, 3/13/2024 500,000 550,848
Sumitomo Mitsui Financial
Group, Inc. ,
2.78%, 7/12/2022 1,000,000 1,041,673
2.45%, 9/27/2024 500,000 524,464
2.63%, 7/14/2026 750,000 798,780
3.35%, 10/18/2027 500,000 546,324
3.20%, 9/17/2029 500,000 541,751
Toronto-Dominion Bank (The) ,
1.90%, 12/1/2022 500,000 516,256
3.25%, 3/11/2024 500,000 544,476
Truist Bank ,
2.15%, 12/6/2024 400,000 420,647
3.63%, 9/16/2025 250,000 278,782
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.15%),
2.64%, 9/17/2029(d) 250,000 249,893
Truist Financial Corp. ,
3.05%, 6/20/2022 500,000 522,631
2.85%, 10/26/2024 250,000 269,485
4.00%, 5/1/2025 1,000,000 1,135,768
US Bancorp ,
Series V, 2.63%, 1/24/2022 250,000 258,231

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
US Bancorp,
3.90%, 4/26/2028(b) 500,000 595,270
US Bank NA ,
2.80%, 1/27/2025 1,000,000 1,088,645
Wells Fargo & Co. ,
2.63%, 7/22/2022 500,000 520,905
3.07%, 1/24/2023 400,000 414,485
3.75%, 1/24/2024 2,000,000 2,185,296
(SOFR + 1.60%), 1.65%,
6/2/2024(d) 600,000 609,487
3.00%, 2/19/2025 825,000 890,687
(ICE LIBOR USD 3
Month + 0.75%), 2.16%,
2/11/2026(d) 250,000 257,661
3.00%, 4/22/2026 500,000 546,001
4.30%, 7/22/2027 100,000 114,798
(SOFR + 2.10%), 2.39%,
6/2/2028(d) 200,000 206,643
(ICE LIBOR USD 3
Month + 1.00%), 2.57%,
2/11/2031(d) 250,000 261,587
5.38%, 2/7/2035 457,000 619,755
5.95%, 12/15/2036∞ 275,000 330,945
5.38%, 11/2/2043 250,000 338,755
5.61%, 1/15/2044 388,000 535,162
4.65%, 11/4/2044 500,000 618,281
3.90%, 5/1/2045(b) 250,000 293,033
4.90%, 11/17/2045 500,000 640,966
4.40%, 6/14/2046 350,000 417,338
4.75%, 12/7/2046 250,000 320,404
(ICE LIBOR USD 3 Month +
4.24%), 5.01%, 4/4/2051(d) 500,000 693,991
Wells Fargo Bank NA ,
(ICE LIBOR USD 3 Month +
0.65%), 2.08%, 9/9/2022(d) 1,000,000 1,016,134
Westpac Banking Corp. ,
2.00%, 1/13/2023 30,000 31,059
3.40%, 1/25/2028(b) 500,000 570,222
2.65%, 1/16/2030(b) 120,000 131,668
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(d) 500,000 551,619
Zions Bancorp NA ,
3.25%, 10/29/2029 250,000 246,469
119,023,182
Beverages 0.8%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 750,000 842,089
4.70%, 2/1/2036 500,000 589,037
4.90%, 2/1/2046 770,000 942,238
Anheuser-Busch InBev
Finance, Inc. ,
4.63%, 2/1/2044 150,000 171,319
Anheuser-Busch InBev
Worldwide, Inc. ,
4.15%, 1/23/2025 1,500,000 1,702,128
4.00%, 4/13/2028 250,000 288,527
4.75%, 1/23/2029 400,000 483,318
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Anheuser-Busch InBev
Worldwide, Inc.,
4.60%, 4/15/2048 500,000 585,308
4.44%, 10/6/2048 581,000 670,279
5.55%, 1/23/2049 1,000,000 1,333,189
4.50%, 6/1/2050 500,000 592,760
5.80%, 1/23/2059 200,000 284,616
Coca-Cola Co. (The) ,
3.20%, 11/1/2023 550,000 598,763
1.75%, 9/6/2024(b) 500,000 523,718
2.90%, 5/25/2027(b) 500,000 559,624
3.45%, 3/25/2030(b) 400,000 470,656
4.20%, 3/25/2050 100,000 130,588
2.60%, 6/1/2050 400,000 403,657
Constellation Brands, Inc. ,
3.50%, 5/9/2027 500,000 553,271
3.60%, 2/15/2028 400,000 443,203
2.88%, 5/1/2030 500,000 529,768
Diageo Capital plc ,
2.63%, 4/29/2023(b) 500,000 527,067
2.38%, 10/24/2029 210,000 224,189
Diageo Investment Corp. ,
7.45%, 4/15/2035 250,000 409,757
Fomento Economico
Mexicano SAB de CV ,
3.50%, 1/16/2050 200,000 206,432
Keurig Dr Pepper, Inc. ,
4.60%, 5/25/2028 750,000 899,581
5.09%, 5/25/2048(b) 250,000 329,659
Molson Coors Beverage Co. ,
3.00%, 7/15/2026 190,000 197,670
5.00%, 5/1/2042 250,000 264,845
PepsiCo, Inc. ,
0.75%, 5/1/2023 65,000 65,591
2.25%, 3/19/2025 300,000 320,617
2.85%, 2/24/2026(b) 150,000 165,729
2.75%, 3/19/2030 700,000 780,272
1.63%, 5/1/2030 130,000 132,386
4.25%, 10/22/2044 500,000 639,382
4.45%, 4/14/2046 500,000 668,537
3.63%, 3/19/2050(b) 600,000 722,164
19,251,934
Biotechnology 0.6%
AbbVie, Inc. ,
2.15%, 11/19/2021(c) 300,000 305,704
3.45%, 3/15/2022(c) 310,000 322,419
3.25%, 10/1/2022(c) 200,000 209,592
2.30%, 11/21/2022(c) 200,000 206,876
3.85%, 6/15/2024(c) 325,000 356,055
2.60%, 11/21/2024(c) 400,000 424,645
3.80%, 3/15/2025(c) 250,000 277,379
3.60%, 5/14/2025 500,000 552,886
3.20%, 5/14/2026 1,020,000 1,121,428
2.95%, 11/21/2026(c) 200,000 217,530
3.20%, 11/21/2029(c) 350,000 385,137
4.55%, 3/15/2035(c) 195,000 236,477
4.50%, 5/14/2035 500,000 602,307
4.30%, 5/14/2036 250,000 288,622
4.05%, 11/21/2039(c) 580,000 678,287

16 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
AbbVie, Inc.,
4.40%, 11/6/2042 625,000 748,019
4.75%, 3/15/2045(c) 168,000 208,782
4.25%, 11/21/2049(c) 675,000 818,214
Amgen, Inc. ,
2.45%, 2/21/2030 400,000 422,935
2.30%, 2/25/2031 500,000 523,250
4.40%, 5/1/2045 200,000 248,834
4.56%, 6/15/2048 524,000 682,350
4.66%, 6/15/2051 618,000 823,890
Baxalta, Inc. ,
4.00%, 6/23/2025 60,000 68,007
Biogen, Inc. ,
3.63%, 9/15/2022 500,000 531,227
4.05%, 9/15/2025 195,000 223,538
2.25%, 5/1/2030 400,000 403,264
5.20%, 9/15/2045 250,000 327,788
3.15%, 5/1/2050 230,000 221,456
Gilead Sciences, Inc. ,
3.70%, 4/1/2024(b) 1,000,000 1,106,247
3.50%, 2/1/2025 240,000 267,143
3.65%, 3/1/2026 145,000 165,978
4.50%, 2/1/2045 500,000 650,165
4.75%, 3/1/2046 500,000 675,748
15,302,179
Building Products 0.1%
Allegion plc ,
3.50%, 10/1/2029(b) 250,000 262,125
Carrier Global Corp. ,
1.92%, 2/15/2023(c) 95,000 96,839
2.24%, 2/15/2025(c) 120,000 122,690
2.49%, 2/15/2027(c) 135,000 137,524
2.72%, 2/15/2030(c) 200,000 200,868
3.58%, 4/5/2050(c) 500,000 492,156
Fortune Brands Home &
Security, Inc. ,
3.25%, 9/15/2029 250,000 266,538
Johnson Controls International
plc ,
3.90%, 2/14/2026(b) 183,000 203,573
4.63%, 7/2/2044(f) 350,000 395,642
Owens Corning ,
4.30%, 7/15/2047 350,000 355,596
2,533,551
Capital Markets 1.5%
Bank of New York Mellon
Corp. (The) ,
3.25%, 9/11/2024(b) 750,000 823,640
2.10%, 10/24/2024 250,000 263,427
Series G, 3.00%, 2/24/2025 205,000 224,297
3.00%, 10/30/2028 500,000 548,791
Brookfield Finance, Inc. ,
4.25%, 6/2/2026 500,000 562,501
4.85%, 3/29/2029 300,000 353,115
Charles Schwab Corp. (The) ,
4.00%, 2/1/2029(b) 500,000 589,970
CME Group, Inc. ,
3.00%, 3/15/2025 500,000 551,918
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Credit Suisse AG ,
2.10%, 11/12/2021(b) 1,145,000 1,168,945
1.00%, 5/5/2023 1,250,000 1,256,795
3.63%, 9/9/2024 250,000 276,146
Credit Suisse USA, Inc. ,
7.13%, 7/15/2032 55,000 83,071
Deutsche Bank AG ,
3.95%, 2/27/2023 750,000 778,857
3.70%, 5/30/2024 470,000 491,247
(SOFR + 2.58%), 3.96%,
11/26/2025(d) 200,000 209,815
Franklin Resources, Inc. ,
2.80%, 9/15/2022 500,000 520,314
Goldman Sachs Group, Inc.
(The) ,
5.25%, 7/27/2021 500,000 525,003
2.35%, 11/15/2021 500,000 503,182
5.75%, 1/24/2022 1,000,000 1,078,840
3.63%, 1/22/2023(b) 750,000 803,816
3.20%, 2/23/2023 500,000 530,527
(ICE LIBOR USD 3 Month +
1.05%), 2.91%, 6/5/2023(d) 1,000,000 1,036,634
3.85%, 7/8/2024 385,000 424,492
3.50%, 4/1/2025 670,000 734,660
3.75%, 5/22/2025 500,000 553,988
(ICE LIBOR USD 3 Month +
1.51%), 3.69%, 6/5/2028(d) 250,000 280,053
3.80%, 3/15/2030 500,000 567,575
6.45%, 5/1/2036 400,000 551,246
6.75%, 10/1/2037 150,000 218,379
(ICE LIBOR USD 3
Month + 1.37%), 4.02%,
10/31/2038(d) 500,000 580,244
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(d) 500,000 602,123
6.25%, 2/1/2041 350,000 524,760
4.80%, 7/8/2044 500,000 654,577
4.75%, 10/21/2045(b) 350,000 457,151
Intercontinental Exchange,
Inc. ,
4.00%, 10/15/2023(b) 500,000 554,690
3.75%, 12/1/2025 160,000 170,129
2.10%, 6/15/2030 165,000 167,657
4.25%, 9/21/2048 250,000 317,828
3.00%, 6/15/2050 75,000 76,796
Jefferies Group LLC ,
5.13%, 1/20/2023 250,000 271,305
4.85%, 1/15/2027 500,000 550,682
Legg Mason, Inc. ,
4.75%, 3/15/2026 500,000 565,694
Moody's Corp. ,
4.50%, 9/1/2022 150,000 161,083
3.25%, 5/20/2050 35,000 37,537
Morgan Stanley ,
5.50%, 7/28/2021 250,000 263,252
4.88%, 11/1/2022 500,000 543,731
4.10%, 5/22/2023 650,000 702,467
Series F, 3.88%, 4/29/2024 625,000 691,110
4.00%, 7/23/2025 215,000 243,777

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.99%), 2.19%,
4/28/2026(d) 640,000 666,374
3.13%, 7/27/2026 500,000 551,150
4.35%, 9/8/2026 500,000 576,540
3.63%, 1/20/2027 750,000 846,781
3.95%, 4/23/2027 500,000 562,740
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(d) 500,000 562,240
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(d) 1,000,000 1,138,497
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(d) 1,000,000 1,191,428
(SOFR + 3.12%), 3.62%,
4/1/2031(d) 820,000 936,747
7.25%, 4/1/2032 324,000 487,568
4.30%, 1/27/2045 300,000 377,552
(SOFR + 4.84%), 5.60%,
3/24/2051(d) 100,000 152,138
Nomura Holdings, Inc. ,
3.10%, 1/16/2030 500,000 520,797
Raymond James Financial,
Inc. ,
4.95%, 7/15/2046 250,000 302,422
S&P Global, Inc. ,
4.40%, 2/15/2026 500,000 588,484
2.50%, 12/1/2029(b) 80,000 86,483
3.25%, 12/1/2049 65,000 71,460
State Street Corp. ,
3.70%, 11/20/2023 500,000 554,583
3.30%, 12/16/2024 310,000 345,238
2.40%, 1/24/2030(b) 200,000 215,087
TD Ameritrade Holding Corp. ,
2.95%, 4/1/2022 500,000 520,188
35,902,334
Chemicals 0.4%
Air Products and Chemicals,
Inc. ,
1.50%, 10/15/2025 25,000 25,787
1.85%, 5/15/2027(b) 105,000 110,019
2.05%, 5/15/2030(b) 145,000 152,192
2.70%, 5/15/2040(b) 65,000 68,391
2.80%, 5/15/2050 40,000 42,026
Dow Chemical Co. (The) ,
3.50%, 10/1/2024 500,000 539,705
9.40%, 5/15/2039 260,000 433,345
4.80%, 5/15/2049 350,000 415,351
DuPont de Nemours, Inc. ,
5.42%, 11/15/2048 500,000 658,592
Eastman Chemical Co. ,
3.60%, 8/15/2022 100,000 104,395
4.65%, 10/15/2044 350,000 402,311
Ecolab, Inc. ,
4.35%, 12/8/2021 122,000 128,869
3.25%, 1/14/2023 500,000 530,651
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
FMC Corp. ,
3.45%, 10/1/2029 60,000 65,060
4.50%, 10/1/2049 85,000 100,976
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 147,000 231,266
LYB International Finance III
LLC ,
3.38%, 5/1/2030 500,000 535,367
LyondellBasell Industries NV ,
6.00%, 11/15/2021 500,000 529,178
4.63%, 2/26/2055 250,000 279,555
Mosaic Co. (The) ,
3.75%, 11/15/2021 250,000 255,894
4.25%, 11/15/2023 250,000 262,328
4.05%, 11/15/2027(b) 250,000 265,495
Nutrien Ltd. ,
3.15%, 10/1/2022 50,000 51,823
3.00%, 4/1/2025 150,000 160,717
5.88%, 12/1/2036 125,000 153,522
6.13%, 1/15/2041 150,000 192,771
5.25%, 1/15/2045 350,000 432,616
PPG Industries, Inc. ,
2.80%, 8/15/2029(b) 500,000 533,452
Praxair, Inc. ,
3.00%, 9/1/2021(b) 450,000 463,545
3.20%, 1/30/2026 250,000 277,649
RPM International, Inc. ,
3.45%, 11/15/2022 350,000 361,247
Sherwin-Williams Co. (The) ,
3.95%, 1/15/2026(b) 1,000,000 1,128,353
2.95%, 8/15/2029(b) 200,000 215,008
Westlake Chemical Corp. ,
4.38%, 11/15/2047 200,000 197,649
10,305,105
Commercial Services & Supplies 0.1%
Ford Foundation (The) ,
Series 2020, 2.42%,
6/1/2050 25,000 25,622
Republic Services, Inc. ,
5.25%, 11/15/2021 800,000 850,170
3.20%, 3/15/2025 500,000 547,819
Waste Management, Inc. ,
3.50%, 5/15/2024 500,000 544,620
3.90%, 3/1/2035 130,000 153,859
4.15%, 7/15/2049 250,000 313,471
2,435,561
Communications Equipment 0.1%
Cisco Systems, Inc. ,
3.50%, 6/15/2025(b) 400,000 457,148
5.90%, 2/15/2039(b) 500,000 745,078
Motorola Solutions, Inc. ,
4.00%, 9/1/2024 500,000 551,555
1,753,781
Construction Materials 0.0%
†
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030(b) 500,000 503,303

18 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Construction Materials
Vulcan Materials Co. ,
4.50%, 6/15/2047 250,000 279,062
782,365
Consumer Finance 0.7%
AerCap Ireland Capital DAC ,
3.95%, 2/1/2022 750,000 750,229
3.88%, 1/23/2028(b) 500,000 451,613
Ally Financial, Inc. ,
4.13%, 2/13/2022 100,000 102,753
4.63%, 5/19/2022 100,000 104,067
3.88%, 5/21/2024 600,000 620,384
4.63%, 3/30/2025 100,000 106,732
8.00%, 11/1/2031 150,000 193,549
American Express Co. ,
2.75%, 5/20/2022 1,000,000 1,038,238
3.00%, 10/30/2024 500,000 540,742
3.63%, 12/5/2024 500,000 553,971
American Honda Finance
Corp. ,
1.95%, 5/20/2022(b) 100,000 102,287
2.60%, 11/16/2022 500,000 521,682
1.95%, 5/10/2023 175,000 180,126
2.15%, 9/10/2024 500,000 522,344
2.35%, 1/8/2027 100,000 105,572
Capital One Financial Corp. ,
4.75%, 7/15/2021 300,000 312,820
3.20%, 1/30/2023 1,000,000 1,053,169
3.75%, 4/24/2024 700,000 758,479
3.75%, 7/28/2026 250,000 273,171
Caterpillar Financial Services
Corp. ,
2.85%, 6/1/2022(b) 500,000 521,433
3.30%, 6/9/2024 250,000 275,017
2.15%, 11/8/2024(b) 500,000 530,642
3.25%, 12/1/2024(b) 500,000 553,839
Discover Financial Services ,
4.10%, 2/9/2027 250,000 273,248
General Motors Financial Co.,
Inc. ,
4.38%, 9/25/2021 500,000 513,515
4.20%, 11/6/2021 500,000 512,761
3.55%, 7/8/2022 400,000 410,105
5.25%, 3/1/2026 1,055,000 1,149,775
4.35%, 1/17/2027 200,000 206,941
John Deere Capital Corp. ,
3.13%, 9/10/2021 250,000 257,870
2.65%, 1/6/2022(b) 640,000 661,178
2.25%, 9/14/2026 250,000 270,401
Synchrony Financial ,
4.25%, 8/15/2024 350,000 367,546
4.50%, 7/23/2025 375,000 398,439
Toyota Motor Credit Corp. ,
2.60%, 1/11/2022(b) 500,000 515,435
3.30%, 1/12/2022 500,000 520,824
1.80%, 2/13/2025 500,000 518,265
3.20%, 1/11/2027 200,000 222,578
2.15%, 2/13/2030(b) 500,000 525,894
17,497,634
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging 0.1%
Bemis Co., Inc. ,
2.63%, 6/19/2030 50,000 51,264
International Paper Co. ,
3.80%, 1/15/2026 500,000 563,952
6.00%, 11/15/2041 550,000 724,974
Packaging Corp. of America ,
4.50%, 11/1/2023(b) 250,000 275,168
3.00%, 12/15/2029 50,000 54,143
4.05%, 12/15/2049(b) 100,000 119,348
WRKCo, Inc. ,
4.90%, 3/15/2029(b) 250,000 299,205
2,088,054
Diversified Consumer Services 0.1%
American University (The) ,
Series 2019, 3.67%,
4/1/2049 35,000 38,517
Duke University ,
Series 2020, 2.83%,
10/1/2055 110,000 115,718
George Washington University
(The) ,
Series 2018, 4.13%,
9/15/2048 73,000 89,188
Georgetown University (The) ,
Series 20A, 2.94%,
4/1/2050 35,000 34,152
Leland Stanford Junior
University (The) ,
2.41%, 6/1/2050 150,000 154,029
Massachusetts Institute of
Technology ,
5.60%, 7/1/2111 100,000 175,775
4.68%, 7/1/2114 75,000 109,473
Northwestern University ,
Series 2020, 2.64%,
12/1/2050 28,000 29,472
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 75,000 86,241
3.30%, 7/15/2056 200,000 242,993
Trustees of Boston University ,
Series CC, 4.06%,
10/1/2048 16,000 20,172
Trustees of Princeton
University (The) ,
Series 2020, 2.52%,
7/1/2050 84,000 87,054
Yale University ,
Series 2020, 2.40%,
4/15/2050 61,000 62,725
1,245,509
Diversified Financial Services 0.4%
Berkshire Hathaway, Inc. ,
3.40%, 1/31/2022 500,000 524,100
4.50%, 2/11/2043 250,000 335,524
Block Financial LLC ,
5.50%, 11/1/2022 250,000 266,418

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
Equitable Holdings, Inc. ,
7.00%, 4/1/2028 133,000 163,490
4.35%, 4/20/2028(b) 650,000 730,744
GE Capital Funding LLC ,
4.40%, 5/15/2030(c) 200,000 208,121
GE Capital International
Funding Co. Unlimited Co. ,
3.37%, 11/15/2025 248,000 260,219
4.42%, 11/15/2035 1,283,000 1,304,495
Jefferies Financial Group, Inc. ,
5.50%, 10/18/2023 250,000 271,168
National Rural Utilities
Cooperative Finance Corp. ,
3.70%, 3/15/2029 500,000 574,770
2.40%, 3/15/2030 185,000 197,379
8.00%, 3/1/2032 159,000 250,193
Shell International Finance
BV ,
3.40%, 8/12/2023 1,000,000 1,078,903
2.88%, 5/10/2026(b) 500,000 548,467
2.38%, 11/7/2029 250,000 263,802
4.13%, 5/11/2035 500,000 604,179
6.38%, 12/15/2038 250,000 374,832
4.55%, 8/12/2043(b) 500,000 622,493
3.75%, 9/12/2046 500,000 562,866
Voya Financial, Inc. ,
3.65%, 6/15/2026 250,000 277,048
9,419,211
Diversified Telecommunication Services 1.0%
AT&T, Inc. ,
3.80%, 3/15/2022 750,000 789,663
3.00%, 6/30/2022 500,000 522,156
4.45%, 4/1/2024 500,000 561,761
3.95%, 1/15/2025 500,000 559,579
3.40%, 5/15/2025 250,000 274,740
3.60%, 7/15/2025 500,000 555,438
4.13%, 2/17/2026 250,000 284,901
3.80%, 2/15/2027 500,000 563,136
4.35%, 3/1/2029 1,000,000 1,165,958
4.30%, 2/15/2030 500,000 585,974
4.50%, 5/15/2035 310,000 367,877
5.25%, 3/1/2037 750,000 927,338
4.85%, 3/1/2039 500,000 603,062
5.35%, 9/1/2040 395,000 496,597
5.55%, 8/15/2041 400,000 516,086
5.38%, 10/15/2041 200,000 250,792
5.15%, 3/15/2042 150,000 187,231
4.30%, 12/15/2042 603,000 674,864
4.65%, 6/1/2044 250,000 285,763
4.80%, 6/15/2044 500,000 592,120
4.35%, 6/15/2045 173,000 194,683
4.75%, 5/15/2046 500,000 599,420
5.15%, 11/15/2046 251,000 310,901
4.50%, 3/9/2048(b) 366,000 432,641
5.15%, 2/15/2050 300,000 384,684
British Telecommunications
plc ,
9.63%, 12/15/2030(f) 250,000 407,862
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(f) 369,000 577,248
Orange SA ,
9.00%, 3/1/2031(f) 407,000 664,017
5.38%, 1/13/2042 250,000 350,143
Telefonica Emisiones SA ,
4.57%, 4/27/2023 700,000 768,701
5.21%, 3/8/2047 450,000 560,487
5.52%, 3/1/2049 500,000 657,568
TELUS Corp. ,
2.80%, 2/16/2027 500,000 529,142
4.30%, 6/15/2049 250,000 290,443
Verizon Communications, Inc. ,
5.15%, 9/15/2023 250,000 284,681
3.38%, 2/15/2025 996,000 1,108,192
4.13%, 3/16/2027 250,000 294,881
4.33%, 9/21/2028 783,000 942,358
3.88%, 2/8/2029 110,000 130,009
4.27%, 1/15/2036 500,000 618,345
4.81%, 3/15/2039 1,385,000 1,809,193
6.55%, 9/15/2043 550,000 874,564
4.52%, 9/15/2048(b) 750,000 992,108
5.01%, 4/15/2049 374,000 521,615
25,068,922
Electric Utilities 1.6%
Alabama Power Co. ,
5.70%, 2/15/2033(b) 224,000 304,045
4.15%, 8/15/2044 350,000 418,516
Arizona Public Service Co. ,
2.60%, 8/15/2029(b) 500,000 528,140
3.50%, 12/1/2049 200,000 216,559
Baltimore Gas and Electric
Co. ,
3.20%, 9/15/2049(b) 115,000 122,398
2.90%, 6/15/2050 60,000 61,352
CenterPoint Energy Houston
Electric LLC ,
4.50%, 4/1/2044 500,000 635,523
Series AD, 2.90%, 7/1/2050 60,000 62,487
Cleco Corporate Holdings
LLC ,
3.38%, 9/15/2029(c) 250,000 260,224
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024 400,000 471,625
Commonwealth Edison Co. ,
4.35%, 11/15/2045 200,000 253,579
3.65%, 6/15/2046 250,000 293,438
4.00%, 3/1/2048 500,000 608,267
Series 127, 3.20%,
11/15/2049 155,000 167,670
Dominion Energy South
Carolina, Inc. ,
6.05%, 1/15/2038 150,000 217,909
5.10%, 6/1/2065 100,000 147,341
DTE Electric Co. ,
4.30%, 7/1/2044 500,000 622,646
3.70%, 3/15/2045 145,000 166,765

20 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Carolinas LLC ,
2.95%, 12/1/2026 500,000 555,316
2.45%, 2/1/2030 100,000 107,394
4.25%, 12/15/2041 300,000 369,559
3.70%, 12/1/2047 500,000 588,933
3.20%, 8/15/2049 50,000 55,739
Duke Energy Corp. ,
3.05%, 8/15/2022 350,000 364,421
2.45%, 6/1/2030 300,000 316,162
Duke Energy Florida LLC ,
3.20%, 1/15/2027 250,000 279,265
2.50%, 12/1/2029(b) 70,000 75,659
3.40%, 10/1/2046 500,000 556,546
Duke Energy Ohio, Inc. ,
2.13%, 6/1/2030 155,000 161,323
Duke Energy Progress LLC ,
4.15%, 12/1/2044 500,000 610,278
4.20%, 8/15/2045 500,000 618,119
Edison International ,
3.55%, 11/15/2024 175,000 184,434
4.13%, 3/15/2028(b) 500,000 528,836
Emera US Finance LP ,
4.75%, 6/15/2046 200,000 237,139
Entergy Corp. ,
4.00%, 7/15/2022 400,000 424,551
2.80%, 6/15/2030 80,000 84,540
3.75%, 6/15/2050(b) 35,000 38,841
Entergy Texas, Inc. ,
4.00%, 3/30/2029 750,000 875,314
3.55%, 9/30/2049 200,000 220,262
Evergy Kansas Central, Inc. ,
4.10%, 4/1/2043 200,000 237,542
Evergy Metro, Inc. ,
3.65%, 8/15/2025 500,000 563,456
Evergy, Inc. ,
2.90%, 9/15/2029 250,000 266,928
Eversource Energy ,
Series K, 2.75%, 3/15/2022 500,000 518,210
Series H, 3.15%, 1/15/2025 245,000 266,051
Series O, 4.25%, 4/1/2029 400,000 475,390
Exelon Corp. ,
5.63%, 6/15/2035 400,000 525,531
FirstEnergy Corp. ,
Series A, 2.85%, 7/15/2022 500,000 518,528
Series A, 1.60%, 1/15/2026 90,000 90,794
Series B, 3.90%, 7/15/2027 500,000 565,636
2.65%, 3/1/2030 400,000 417,509
Series B, 2.25%,
9/1/2030(b) 125,000 125,687
Series C, 4.85%, 7/15/2047 200,000 253,451
Florida Power & Light Co. ,
2.85%, 4/1/2025 60,000 65,746
3.13%, 12/1/2025 500,000 555,984
5.65%, 2/1/2037 450,000 632,435
4.13%, 2/1/2042 250,000 311,060
3.95%, 3/1/2048 500,000 628,710
Georgia Power Co. ,
Series A, 2.20%, 9/15/2024 1,000,000 1,049,535
4.30%, 3/15/2042 500,000 580,681
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Hydro-Quebec ,
8.40%, 1/15/2022 220,000 246,243
Series GF, 8.88%, 3/1/2026 156,000 222,962
Iberdrola International BV ,
5.81%, 3/15/2025 118,000 140,435
Indiana Michigan Power Co. ,
Series K, 4.55%, 3/15/2046 350,000 443,561
Interstate Power and Light
Co. ,
3.60%, 4/1/2029 623,000 700,533
Louisville Gas and Electric
Co. ,
4.25%, 4/1/2049 250,000 303,333
MidAmerican Energy Co. ,
5.80%, 10/15/2036 550,000 793,728
4.80%, 9/15/2043 500,000 663,021
Nevada Power Co. ,
Series DD, 2.40%, 5/1/2030 100,000 105,493
5.45%, 5/15/2041(b) 150,000 194,886
Series EE, 3.13%,
8/1/2050(b) 100,000 108,418
NextEra Energy Capital
Holdings, Inc. ,
2.75%, 11/1/2029 245,000 263,608
Northern States Power Co. ,
2.15%, 8/15/2022 250,000 256,898
4.00%, 8/15/2045 165,000 200,384
NSTAR Electric Co. ,
2.38%, 10/15/2022 500,000 517,418
3.95%, 4/1/2030(b) 500,000 603,800
Oncor Electric Delivery Co.
LLC ,
4.55%, 12/1/2041 150,000 190,802
5.30%, 6/1/2042 150,000 208,481
3.10%, 9/15/2049 250,000 275,616
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 150,000 146,749
PacifiCorp ,
5.25%, 6/15/2035 177,000 243,884
PECO Energy Co. ,
1.70%, 9/15/2021 500,000 507,339
3.70%, 9/15/2047 250,000 295,280
Potomac Electric Power Co. ,
4.15%, 3/15/2043 200,000 241,466
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030 500,000 568,985
5.00%, 3/15/2044 250,000 295,207
Progress Energy, Inc. ,
7.75%, 3/1/2031 236,000 340,165
Public Service Co. of
Colorado ,
Series 35, 1.90%, 1/15/2031 200,000 204,039
4.30%, 3/15/2044 250,000 317,110
Series 34, 3.20%, 3/1/2050 200,000 223,579
Series 36, 2.70%, 1/15/2051 200,000 204,757
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 400,000 480,707
3.20%, 8/1/2049 250,000 278,534

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southern California Edison
Co. ,
Series B, 2.40%, 2/1/2022 500,000 507,736
Series C, 3.50%,
10/1/2023(b) 500,000 535,330
6.00%, 1/15/2034 177,000 238,162
4.00%, 4/1/2047 400,000 455,817
Series B, 4.88%, 3/1/2049 500,000 653,944
Southern Co. (The) ,
3.25%, 7/1/2026 295,000 326,919
4.40%, 7/1/2046 200,000 237,340
Southwestern Electric Power
Co. ,
Series L, 3.85%, 2/1/2048 750,000 803,459
Tampa Electric Co. ,
3.63%, 6/15/2050(b) 40,000 46,252
Union Electric Co. ,
3.65%, 4/15/2045 250,000 284,676
3.25%, 10/1/2049 250,000 272,138
Virginia Electric and Power
Co. ,
3.45%, 9/1/2022 500,000 525,060
Series B, 4.20%, 5/15/2045 200,000 243,364
3.30%, 12/1/2049 50,000 55,411
Wisconsin Electric Power Co. ,
2.95%, 9/15/2021 300,000 306,867
5.63%, 5/15/2033(b) 59,000 86,057
Xcel Energy, Inc. ,
3.30%, 6/1/2025 500,000 549,523
6.50%, 7/1/2036 177,000 257,400
38,632,855
Electrical Equipment 0.1%
ABB Finance USA, Inc. ,
4.38%, 5/8/2042 100,000 126,405
Eaton Corp. ,
2.75%, 11/2/2022 750,000 788,864
3.10%, 9/15/2027 500,000 552,553
1,467,822
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
2.80%, 2/15/2030 250,000 265,821
Arrow Electronics, Inc. ,
4.50%, 3/1/2023 250,000 265,462
Corning, Inc. ,
4.38%, 11/15/2057 500,000 574,595
Keysight Technologies, Inc. ,
3.00%, 10/30/2029 75,000 81,143
Tyco Electronics Group SA ,
3.50%, 2/3/2022 300,000 311,912
1,498,933
Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC ,
3.34%, 12/15/2027 285,000 303,659
3.14%, 11/7/2029 85,000 88,883
Baker Hughes Holdings LLC ,
5.13%, 9/15/2040(b) 200,000 240,948
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services
Halliburton Co. ,
3.80%, 11/15/2025(b) 133,000 143,656
6.70%, 9/15/2038 300,000 355,847
5.00%, 11/15/2045 500,000 513,261
National Oilwell Varco, Inc. ,
3.95%, 12/1/2042 350,000 292,501
1,938,755
Entertainment 0.2%
NBCUniversal Media LLC ,
2.88%, 1/15/2023(b) 350,000 373,432
5.95%, 4/1/2041 200,000 296,831
TWDC Enterprises 18 Corp. ,
3.15%, 9/17/2025 325,000 358,787
3.00%, 2/13/2026 150,000 165,274
3.00%, 7/30/2046 150,000 152,746
Walt Disney Co. (The) ,
3.35%, 3/24/2025 300,000 332,561
1.75%, 1/13/2026 100,000 102,885
2.00%, 9/1/2029 300,000 305,705
2.65%, 1/13/2031(b) 600,000 635,795
6.55%, 3/15/2033 300,000 442,512
6.20%, 12/15/2034 245,000 354,021
6.65%, 11/15/2037 150,000 224,739
3.50%, 5/13/2040 100,000 109,218
5.40%, 10/1/2043 500,000 678,927
4.70%, 3/23/2050 200,000 257,833
3.60%, 1/13/2051 500,000 556,970
5,348,236
Equity Real Estate Investment Trusts (REITs) 0.8%
Alexandria Real Estate
Equities, Inc. ,
4.85%, 4/15/2049 500,000 655,359
American Campus
Communities Operating
Partnership LP ,
2.85%, 2/1/2030(b) 250,000 241,472
American Tower Corp. ,
3.50%, 1/31/2023 250,000 267,116
2.40%, 3/15/2025(b) 125,000 131,965
4.40%, 2/15/2026 40,000 46,205
3.95%, 3/15/2029 1,000,000 1,138,202
2.90%, 1/15/2030 110,000 117,407
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 695,000 775,175
3.30%, 6/1/2029 20,000 22,542
2.45%, 1/15/2031 210,000 223,344
Boston Properties LP ,
3.80%, 2/1/2024 250,000 271,151
2.75%, 10/1/2026 750,000 803,599
2.90%, 3/15/2030 100,000 104,516
Brixmor Operating Partnership
LP ,
3.65%, 6/15/2024 500,000 518,050
CC Holdings GS V LLC ,
3.85%, 4/15/2023 250,000 270,007
Crown Castle International
Corp. ,
3.70%, 6/15/2026 60,000 67,136

22 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Crown Castle International
Corp.,
3.65%, 9/1/2027(b) 750,000 838,146
3.10%, 11/15/2029(b) 260,000 278,717
CubeSmart LP ,
3.00%, 2/15/2030 250,000 265,307
CyrusOne LP ,
2.90%, 11/15/2024 50,000 52,462
3.45%, 11/15/2029 50,000 52,047
Duke Realty LP ,
2.88%, 11/15/2029 125,000 136,189
1.75%, 7/1/2030 65,000 64,570
Equinix, Inc. ,
2.63%, 11/18/2024 80,000 85,169
3.20%, 11/18/2029 105,000 114,194
ERP Operating LP ,
3.00%, 4/15/2023 500,000 525,258
2.50%, 2/15/2030 100,000 106,788
4.50%, 7/1/2044 350,000 456,479
Essex Portfolio LP ,
4.00%, 3/1/2029 100,000 116,245
3.00%, 1/15/2030 75,000 81,751
2.65%, 3/15/2032 35,000 36,916
Federal Realty Investment
Trust ,
3.50%, 6/1/2030 200,000 210,960
GLP Capital LP ,
5.30%, 1/15/2029 500,000 541,040
Healthcare Trust of America
Holdings LP ,
3.10%, 2/15/2030 250,000 252,233
Healthpeak Properties, Inc. ,
4.25%, 11/15/2023 12,000 13,062
3.50%, 7/15/2029 125,000 136,137
3.00%, 1/15/2030 180,000 188,149
Highwoods Realty LP ,
3.05%, 2/15/2030 250,000 248,863
Host Hotels & Resorts LP ,
Series D, 3.75%,
10/15/2023(b) 525,000 535,832
Series E, 4.00%, 6/15/2025 375,000 389,083
Series H, 3.38%,
12/15/2029 100,000 95,624
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 99,229
Kimco Realty Corp. ,
3.13%, 6/1/2023 500,000 509,798
4.45%, 9/1/2047 250,000 256,070
Mid-America Apartments LP ,
2.75%, 3/15/2030 50,000 52,886
National Retail Properties,
Inc. ,
2.50%, 4/15/2030 500,000 477,516
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027(b) 550,000 576,220
3.63%, 10/1/2029 100,000 97,896
Prologis LP ,
4.25%, 8/15/2023 500,000 554,220
2.25%, 4/15/2030 160,000 168,479
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Prologis LP,
3.00%, 4/15/2050 65,000 68,718
Realty Income Corp. ,
3.25%, 10/15/2022 350,000 366,593
3.25%, 1/15/2031 115,000 124,419
Regency Centers LP ,
2.95%, 9/15/2029 50,000 50,752
3.70%, 6/15/2030(b) 300,000 323,654
Sabra Health Care LP ,
3.90%, 10/15/2029 250,000 227,250
Simon Property Group LP ,
3.38%, 10/1/2024 500,000 537,884
2.45%, 9/13/2029(b) 250,000 247,125
4.25%, 11/30/2046 500,000 541,246
SITE Centers Corp. ,
3.63%, 2/1/2025 500,000 506,707
Spirit Realty LP ,
4.00%, 7/15/2029(b) 215,000 211,886
3.40%, 1/15/2030(b) 250,000 236,567
UDR, Inc. ,
3.00%, 8/15/2031 250,000 266,654
Ventas Realty LP ,
3.13%, 6/15/2023 500,000 514,562
4.00%, 3/1/2028 250,000 264,918
3.00%, 1/15/2030 100,000 99,077
Welltower, Inc. ,
4.25%, 4/1/2026 500,000 560,324
3.10%, 1/15/2030(b) 100,000 103,724
Weyerhaeuser Co. ,
7.38%, 3/15/2032 500,000 691,648
WP Carey, Inc. ,
3.85%, 7/15/2029 120,000 124,781
20,335,270
Food & Staples Retailing 0.4%
Kroger Co. (The) ,
4.00%, 2/1/2024 500,000 551,746
7.50%, 4/1/2031 257,000 373,661
5.40%, 7/15/2040 200,000 255,326
5.40%, 1/15/2049 50,000 69,950
3.95%, 1/15/2050 100,000 114,597
Sysco Corp. ,
3.75%, 10/1/2025 145,000 158,759
3.30%, 7/15/2026 255,000 273,096
2.40%, 2/15/2030(b) 300,000 296,551
5.95%, 4/1/2030 500,000 628,053
4.85%, 10/1/2045 150,000 173,820
Walgreens Boots Alliance,
Inc. ,
3.45%, 6/1/2026 55,000 59,576
3.20%, 4/15/2030(b) 500,000 516,552
4.50%, 11/18/2034 400,000 447,165
4.80%, 11/18/2044 150,000 162,425
Walmart, Inc. ,
2.55%, 4/11/2023(b) 750,000 791,240
3.30%, 4/22/2024 725,000 796,787
2.65%, 12/15/2024 500,000 542,604
3.05%, 7/8/2026 500,000 564,668
3.70%, 6/26/2028 200,000 236,831
7.55%, 2/15/2030 118,000 180,803

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Staples Retailing
Walmart, Inc.,
3.63%, 12/15/2047 500,000 615,457
4.05%, 6/29/2048 500,000 657,924
2.95%, 9/24/2049 250,000 281,971
8,749,562
Food Products 0.3%
Archer-Daniels-Midland Co. ,
4.02%, 4/16/2043 345,000 407,471
Campbell Soup Co. ,
4.15%, 3/15/2028 500,000 575,596
Conagra Brands, Inc. ,
7.00%, 10/1/2028 221,000 294,436
5.30%, 11/1/2038 250,000 326,928
General Mills, Inc. ,
3.15%, 12/15/2021 750,000 772,880
4.20%, 4/17/2028 500,000 591,869
4.15%, 2/15/2043 100,000 121,365
Hershey Co. (The) ,
2.45%, 11/15/2029(b) 250,000 271,219
J M Smucker Co. (The) ,
3.50%, 10/15/2021(b) 200,000 207,766
4.25%, 3/15/2035 400,000 471,645
Kellogg Co. ,
3.25%, 4/1/2026 125,000 139,148
4.50%, 4/1/2046 250,000 308,249
Mead Johnson Nutrition Co. ,
4.60%, 6/1/2044 250,000 318,437
Mondelez International, Inc. ,
1.50%, 5/4/2025 60,000 61,202
3.63%, 2/13/2026(b) 300,000 338,436
2.75%, 4/13/2030 200,000 215,288
Tyson Foods, Inc. ,
4.50%, 6/15/2022 200,000 213,252
3.95%, 8/15/2024(b) 500,000 553,634
3.55%, 6/2/2027 500,000 553,134
4.55%, 6/2/2047 100,000 122,907
5.10%, 9/28/2048 250,000 321,548
Unilever Capital Corp. ,
2.00%, 7/28/2026 500,000 531,812
5.90%, 11/15/2032 206,000 297,817
8,016,039
Gas Utilities 0.1%
Atmos Energy Corp. ,
3.00%, 6/15/2027(b) 500,000 551,555
3.38%, 9/15/2049(b) 160,000 179,796
Dominion Energy Gas
Holdings LLC ,
Series A, 2.50%, 11/15/2024 100,000 105,622
Series B, 3.00%,
11/15/2029 200,000 214,207
Series C, 3.90%,
11/15/2049 100,000 104,997
National Fuel Gas Co. ,
3.75%, 3/1/2023 250,000 254,807
ONE Gas, Inc. ,
4.66%, 2/1/2044 250,000 311,529
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities
Washington Gas Light Co. ,
3.65%, 9/15/2049 100,000 110,708
1,833,221
Health Care Equipment & Supplies 0.4%
Abbott Laboratories ,
2.55%, 3/15/2022 215,000 222,908
3.88%, 9/15/2025 90,000 103,553
3.75%, 11/30/2026 498,000 579,410
1.15%, 1/30/2028(b) 90,000 90,207
1.40%, 6/30/2030(b) 95,000 94,530
5.30%, 5/27/2040 500,000 724,321
4.90%, 11/30/2046 250,000 358,916
Baxter International, Inc. ,
2.60%, 8/15/2026 460,000 505,045
Becton Dickinson and Co. ,
3.13%, 11/8/2021 350,000 359,614
3.30%, 3/1/2023 100,000 104,645
3.73%, 12/15/2024 570,000 628,792
3.70%, 6/6/2027 326,000 364,373
4.67%, 6/6/2047 200,000 245,237
3.79%, 5/20/2050 200,000 222,136
Boston Scientific Corp. ,
3.85%, 5/15/2025 255,000 286,783
4.00%, 3/1/2029 500,000 572,115
4.70%, 3/1/2049 150,000 191,367
Danaher Corp. ,
3.35%, 9/15/2025(b) 250,000 278,880
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 100,000 106,421
3.25%, 11/15/2039 100,000 110,470
3.40%, 11/15/2049 140,000 157,730
Koninklijke Philips NV ,
5.00%, 3/15/2042 250,000 322,786
Medtronic, Inc. ,
3.15%, 3/15/2022 400,000 419,396
3.63%, 3/15/2024 275,000 303,203
4.38%, 3/15/2035 350,000 457,298
4.63%, 3/15/2045 300,000 404,036
Stryker Corp. ,
3.38%, 11/1/2025 160,000 178,985
3.50%, 3/15/2026 70,000 78,722
4.63%, 3/15/2046 400,000 513,572
Zimmer Biomet Holdings, Inc. ,
3.38%, 11/30/2021 200,000 206,039
4.45%, 8/15/2045 150,000 162,989
9,354,479
Health Care Providers & Services 1.1%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 57,000 73,100
Series 2020, 3.01%,
6/15/2050 66,000 68,157
Aetna, Inc. ,
2.80%, 6/15/2023 500,000 527,116
3.50%, 11/15/2024 500,000 541,808
6.63%, 6/15/2036 250,000 353,660

24 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Allina Health System ,
Series 2019, 3.89%,
4/15/2049 50,000 59,844
AmerisourceBergen Corp. ,
4.30%, 12/15/2047 200,000 224,414
Anthem, Inc. ,
3.70%, 8/15/2021 100,000 102,656
2.38%, 1/15/2025 160,000 169,815
4.10%, 3/1/2028 750,000 878,932
2.25%, 5/15/2030 200,000 205,177
4.63%, 5/15/2042 250,000 311,154
5.10%, 1/15/2044 300,000 395,014
4.65%, 8/15/2044 250,000 316,569
3.13%, 5/15/2050 215,000 222,414
Ascension Health ,
Series B, 3.11%, 11/15/2039 34,000 37,216
Banner Health ,
Series 2020, 3.18%,
1/1/2050 39,000 41,935
Cardinal Health, Inc. ,
3.75%, 9/15/2025 340,000 379,304
3.41%, 6/15/2027 500,000 558,858
4.37%, 6/15/2047 200,000 221,501
Cigna Corp. ,
3.90%, 2/15/2022(c) 150,000 157,635
3.00%, 7/15/2023(c) 500,000 531,512
3.50%, 6/15/2024(c) 500,000 546,144
3.25%, 4/15/2025(c) 250,000 272,887
3.05%, 10/15/2027(c) 400,000 434,729
4.38%, 10/15/2028 300,000 355,047
4.80%, 7/15/2046(c) 250,000 313,890
4.90%, 12/15/2048 600,000 790,868
CommonSpirit Health ,
3.82%, 10/1/2049(b) 108,000 114,729
4.19%, 10/1/2049 37,000 37,681
CVS Health Corp. ,
3.70%, 3/9/2023 750,000 805,451
3.38%, 8/12/2024 500,000 544,630
4.10%, 3/25/2025 500,000 565,471
3.63%, 4/1/2027 55,000 61,764
4.30%, 3/25/2028 500,000 584,784
3.75%, 4/1/2030 405,000 466,603
4.88%, 7/20/2035(b) 500,000 631,707
4.78%, 3/25/2038 400,000 497,041
4.13%, 4/1/2040 200,000 236,086
5.13%, 7/20/2045 500,000 644,250
5.05%, 3/25/2048 1,000,000 1,309,893
4.25%, 4/1/2050 85,000 101,570
Duke University Health
System, Inc. ,
Series 2017, 3.92%,
6/1/2047 345,000 430,630
HCA, Inc. ,
5.00%, 3/15/2024 1,000,000 1,111,501
4.13%, 6/15/2029 250,000 275,772
5.13%, 6/15/2039 30,000 34,969
5.50%, 6/15/2047 350,000 426,227
5.25%, 6/15/2049(b) 200,000 239,613
Humana, Inc. ,
3.15%, 12/1/2022 1,000,000 1,047,973
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Humana, Inc.,
3.95%, 8/15/2049 150,000 176,749
Johns Hopkins Health System
Corp. (The) ,
3.84%, 5/15/2046 20,000 24,011
Kaiser Foundation Hospitals ,
4.88%, 4/1/2042 250,000 340,375
Series 2019, 3.27%,
11/1/2049 122,000 136,286
Laboratory Corp. of America
Holdings ,
3.75%, 8/23/2022 350,000 369,260
2.95%, 12/1/2029(b) 250,000 265,399
McKesson Corp. ,
3.95%, 2/16/2028(b) 250,000 285,951
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 57,000 61,201
Mount Sinai Hospitals Group,
Inc. ,
Series 2017, 3.98%,
7/1/2048 33,000 36,512
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 35,000 38,284
Partners Healthcare System,
Inc. ,
Series 2017, 3.77%,
7/1/2048 43,000 50,050
Series 2020, 3.19%,
7/1/2049 100,000 106,098
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 38,000 44,392
Quest Diagnostics, Inc. ,
3.50%, 3/30/2025 370,000 406,625
4.20%, 6/30/2029 100,000 116,497
2.95%, 6/30/2030 75,000 79,192
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 30,000 36,565
Sutter Health ,
Series 2018, 3.70%,
8/15/2028 40,000 44,751
Series 2018, 4.09%,
8/15/2048 50,000 58,767
Trinity Health Corp. ,
Series 2019, 3.43%,
12/1/2048 62,000 67,534
UnitedHealth Group, Inc. ,
1.25%, 1/15/2026 40,000 40,737
3.38%, 4/15/2027 500,000 569,905
2.95%, 10/15/2027 500,000 557,809
3.88%, 12/15/2028(b) 500,000 598,522
2.00%, 5/15/2030 60,000 62,816
4.63%, 7/15/2035 105,000 137,373
5.80%, 3/15/2036 708,000 1,001,004
2.75%, 5/15/2040 50,000 53,527
3.95%, 10/15/2042 250,000 299,515

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc.,
4.75%, 7/15/2045 250,000 336,727
3.70%, 8/15/2049(b) 500,000 591,532
2.90%, 5/15/2050 40,000 42,241
3.13%, 5/15/2060 100,000 107,049
Willis-Knighton Medical
Center ,
Series 2018, 4.81%,
9/1/2048 41,000 51,548
26,454,505
Hotels, Restaurants & Leisure 0.3%
Las Vegas Sands Corp. ,
3.20%, 8/8/2024 50,000 49,828
3.50%, 8/18/2026 55,000 54,844
3.90%, 8/8/2029 40,000 39,460
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 300,000 325,907
McDonald's Corp. ,
3.30%, 7/1/2025 30,000 33,328
3.70%, 1/30/2026 250,000 283,421
3.50%, 7/1/2027 500,000 567,744
3.80%, 4/1/2028 500,000 584,185
2.63%, 9/1/2029(b) 250,000 267,681
3.60%, 7/1/2030 350,000 402,654
4.70%, 12/9/2035 400,000 502,063
4.88%, 7/15/2040 250,000 314,552
4.88%, 12/9/2045 250,000 319,920
3.63%, 9/1/2049 200,000 219,447
4.20%, 4/1/2050 200,000 242,486
Sands China Ltd. ,
4.60%, 8/8/2023 500,000 526,400
5.40%, 8/8/2028 200,000 220,756
Starbucks Corp. ,
1.30%, 5/7/2022 40,000 40,569
3.50%, 3/1/2028 750,000 844,094
2.55%, 11/15/2030 200,000 209,790
4.45%, 8/15/2049 250,000 302,106
3.50%, 11/15/2050 200,000 210,719
6,561,954
Household Durables 0.0%
†
DR Horton, Inc. ,
2.50%, 10/15/2024 215,000 224,558
Whirlpool Corp. ,
3.70%, 5/1/2025 500,000 547,949
772,507
Household Products 0.2%
Clorox Co. (The) ,
3.80%, 11/15/2021 500,000 521,201
Colgate-Palmolive Co. ,
2.45%, 11/15/2021 150,000 154,369
Kimberly-Clark Corp. ,
2.40%, 6/1/2023(b) 500,000 525,437
2.65%, 3/1/2025 105,000 113,184
6.63%, 8/1/2037 130,000 205,122
3.20%, 7/30/2046(b) 165,000 186,412
2.88%, 2/7/2050 100,000 108,600
Corporate Bonds
Principal
Amount ($) Value ($)
Household Products
Procter & Gamble Co. (The) ,
2.15%, 8/11/2022 1,000,000 1,038,116
2.85%, 8/11/2027 250,000 281,444
3.50%, 10/25/2047 250,000 306,935
3.60%, 3/25/2050 300,000 376,971
3,817,791
Independent Power and Renewable Electricity Producers
0.0%
†
Oglethorpe Power Corp. ,
5.25%, 9/1/2050 200,000 233,179
Southern Power Co. ,
Series E, 2.50%,
12/15/2021 500,000 512,566
745,745
Industrial Conglomerates 0.3%
3M Co. ,
2.00%, 2/14/2025 200,000 210,624
3.00%, 8/7/2025 400,000 442,680
2.38%, 8/26/2029 200,000 216,151
3.05%, 4/15/2030(b) 300,000 339,637
5.70%, 3/15/2037 415,000 588,876
3.25%, 8/26/2049(b) 90,000 100,123
General Electric Co. ,
2.70%, 10/9/2022 250,000 259,761
3.10%, 1/9/2023 144,000 150,811
3.38%, 3/11/2024(b) 500,000 533,297
3.45%, 5/15/2024 144,000 153,436
6.75%, 3/15/2032 323,000 392,947
6.15%, 8/7/2037 201,000 234,261
5.88%, 1/14/2038 144,000 162,531
6.88%, 1/10/2039 200,000 245,696
4.25%, 5/1/2040 400,000 398,031
4.13%, 10/9/2042 48,000 45,828
4.35%, 5/1/2050 300,000 296,701
Honeywell International, Inc. ,
1.35%, 6/1/2025 40,000 40,966
2.50%, 11/1/2026 500,000 550,786
2.70%, 8/15/2029 500,000 551,335
2.80%, 6/1/2050 90,000 96,585
Roper Technologies, Inc. ,
2.35%, 9/15/2024 50,000 52,698
2.95%, 9/15/2029 90,000 98,309
Trane Technologies
Luxembourg Finance SA ,
4.50%, 3/21/2049 250,000 299,065
6,461,135
Insurance 0.8%
Aflac, Inc. ,
3.60%, 4/1/2030(b) 500,000 581,869
Alleghany Corp. ,
4.95%, 6/27/2022 400,000 426,147
Allstate Corp. (The) ,
4.50%, 6/15/2043 250,000 316,672
(ICE LIBOR USD 3
Month + 2.12%), 6.50%,
5/15/2057(d) 195,000 236,412

26 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
American International Group,
Inc. ,
3.90%, 4/1/2026 475,000 536,665
4.25%, 3/15/2029 500,000 572,482
3.88%, 1/15/2035 250,000 286,550
4.80%, 7/10/2045 150,000 182,174
4.38%, 6/30/2050(b) 200,000 231,288
4.38%, 1/15/2055 250,000 287,081
Aon Corp. ,
2.80%, 5/15/2030 400,000 427,966
Aon plc ,
3.88%, 12/15/2025 195,000 221,398
4.60%, 6/14/2044 250,000 306,124
Arch Capital Finance LLC ,
5.03%, 12/15/2046 250,000 312,475
Berkshire Hathaway Finance
Corp. ,
4.30%, 5/15/2043 250,000 327,772
4.25%, 1/15/2049 300,000 384,503
Brighthouse Financial, Inc. ,
3.70%, 6/22/2027(b) 500,000 509,730
Chubb Corp. (The) ,
6.00%, 5/11/2037 165,000 238,941
Chubb INA Holdings, Inc. ,
2.70%, 3/13/2023 500,000 527,449
3.35%, 5/3/2026 90,000 102,570
4.35%, 11/3/2045 250,000 325,934
CNA Financial Corp. ,
5.75%, 8/15/2021 500,000 526,960
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 309,000 434,110
Lincoln National Corp. ,
3.05%, 1/15/2030 500,000 526,427
Loews Corp. ,
3.20%, 5/15/2030(b) 85,000 91,857
4.13%, 5/15/2043(b) 400,000 434,231
Manulife Financial Corp. ,
(USD ICE Swap Rate 5
Year + 1.65%), 4.06%,
2/24/2032(d) 500,000 529,870
Markel Corp. ,
3.35%, 9/17/2029 475,000 507,162
Marsh & McLennan Cos., Inc. ,
4.80%, 7/15/2021(b) 600,000 620,187
2.25%, 11/15/2030 145,000 150,474
4.20%, 3/1/2048 500,000 611,248
MetLife, Inc. ,
3.60%, 11/13/2025 500,000 569,575
5.70%, 6/15/2035(b) 159,000 228,694
6.40%, 12/15/2036 500,000 590,165
4.88%, 11/13/2043 250,000 325,980
4.60%, 5/13/2046(b) 165,000 209,963
Nationwide Financial Services,
Inc. ,
6.75%, 5/15/2037(g) 105,000 116,771
Principal Financial Group, Inc. ,
3.40%, 5/15/2025 500,000 548,447
Progressive Corp. (The) ,
3.75%, 8/23/2021 200,000 207,816
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Progressive Corp. (The),
6.25%, 12/1/2032 162,000 230,734
3.70%, 1/26/2045 250,000 292,402
Prudential Financial, Inc. ,
(ICE LIBOR USD 3
Month + 3.92%), 5.63%,
6/15/2043(d) 250,000 266,000
4.60%, 5/15/2044 250,000 300,982
3.91%, 12/7/2047 186,000 211,485
3.94%, 12/7/2049 605,000 688,635
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040 250,000 350,201
4.10%, 3/4/2049 200,000 251,410
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033(b) 192,000 283,103
Unum Group ,
4.00%, 6/15/2029(b) 250,000 258,264
Willis North America, Inc. ,
4.50%, 9/15/2028 400,000 466,306
2.95%, 9/15/2029 65,000 68,806
XLIT Ltd. ,
4.45%, 3/31/2025 500,000 563,238
18,803,705
Interactive Media & Services 0.1%
Alphabet, Inc. ,
3.38%, 2/25/2024 750,000 824,612
Baidu, Inc. ,
3.88%, 9/29/2023 400,000 425,685
4.38%, 3/29/2028 200,000 225,013
1,475,310
Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd. ,
3.13%, 11/28/2021 275,000 282,938
4.50%, 11/28/2034 500,000 611,978
4.20%, 12/6/2047(b) 500,000 616,664
Amazon.com, Inc. ,
3.30%, 12/5/2021(b) 500,000 519,310
2.80%, 8/22/2024 250,000 271,630
3.15%, 8/22/2027(b) 250,000 286,120
4.80%, 12/5/2034 500,000 684,857
3.88%, 8/22/2037 350,000 433,372
4.05%, 8/22/2047 500,000 650,444
4.25%, 8/22/2057 250,000 333,688
Booking Holdings, Inc. ,
4.63%, 4/13/2030 200,000 236,064
eBay, Inc. ,
3.80%, 3/9/2022 285,000 299,364
3.60%, 6/5/2027(b) 500,000 567,494
Expedia Group, Inc. ,
3.80%, 2/15/2028 200,000 191,565
3.25%, 2/15/2030 165,000 153,837
6,139,325
IT Services 0.5%
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 215,000 237,574

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
Fidelity National Information
Services, Inc. ,
3.50%, 4/15/2023 150,000 160,592
3.00%, 8/15/2026 750,000 831,003
Fiserv, Inc. ,
2.75%, 7/1/2024 350,000 373,210
2.25%, 6/1/2027 400,000 418,278
3.50%, 7/1/2029 300,000 337,236
2.65%, 6/1/2030 215,000 227,808
4.40%, 7/1/2049 350,000 425,979
Global Payments, Inc. ,
2.65%, 2/15/2025 250,000 264,826
4.45%, 6/1/2028 300,000 347,676
3.20%, 8/15/2029 150,000 160,686
International Business
Machines Corp. ,
2.85%, 5/13/2022 1,000,000 1,046,266
1.70%, 5/15/2027 255,000 260,431
3.50%, 5/15/2029 400,000 461,374
1.95%, 5/15/2030 400,000 409,138
5.88%, 11/29/2032 433,000 611,879
4.00%, 6/20/2042 500,000 601,344
4.25%, 5/15/2049(b) 500,000 636,605
2.95%, 5/15/2050 100,000 102,608
Mastercard, Inc. ,
2.00%, 3/3/2025 300,000 318,271
3.30%, 3/26/2027 60,000 67,956
2.95%, 6/1/2029 200,000 224,854
3.35%, 3/26/2030 370,000 427,718
3.80%, 11/21/2046 250,000 301,084
PayPal Holdings, Inc. ,
1.35%, 6/1/2023 70,000 71,366
2.40%, 10/1/2024 85,000 90,216
1.65%, 6/1/2025 95,000 98,206
2.85%, 10/1/2029 170,000 184,920
2.30%, 6/1/2030 100,000 104,443
3.25%, 6/1/2050(b) 120,000 129,947
Visa, Inc. ,
2.80%, 12/14/2022(b) 250,000 264,024
3.15%, 12/14/2025(b) 135,000 150,383
4.30%, 12/14/2045 750,000 990,317
Western Union Co. (The) ,
6.20%, 11/17/2036(b) 150,000 169,964
11,508,182
Leisure Products 0.0%
†
Hasbro, Inc. ,
2.60%, 11/19/2022 45,000 46,572
3.00%, 11/19/2024(b) 100,000 104,715
3.55%, 11/19/2026 100,000 105,673
3.90%, 11/19/2029(b) 100,000 104,135
5.10%, 5/15/2044 100,000 102,200
463,295
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
3.88%, 7/15/2023 250,000 270,105
2.75%, 9/15/2029 165,000 179,338
PerkinElmer, Inc. ,
3.30%, 9/15/2029 100,000 107,181
Corporate Bonds
Principal
Amount ($) Value ($)
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc. ,
4.15%, 2/1/2024 500,000 554,718
2.60%, 10/1/2029(b) 325,000 350,946
5.30%, 2/1/2044 100,000 144,628
1,606,916
Machinery 0.2%
Caterpillar, Inc. ,
2.60%, 6/26/2022 350,000 361,841
2.60%, 9/19/2029 70,000 75,985
6.05%, 8/15/2036 177,000 253,640
3.25%, 9/19/2049 330,000 365,825
Deere & Co. ,
8.10%, 5/15/2030 500,000 750,105
3.90%, 6/9/2042 250,000 312,366
Dover Corp. ,
2.95%, 11/4/2029 45,000 48,145
5.38%, 3/1/2041 100,000 128,461
Flowserve Corp. ,
3.50%, 9/15/2022 100,000 103,346
Fortive Corp. ,
4.30%, 6/15/2046(b) 250,000 281,581
IDEX Corp. ,
4.20%, 12/15/2021(b) 300,000 309,105
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 200,000 272,123
Otis Worldwide Corp. ,
3.11%, 2/15/2040(c) 300,000 305,709
Parker-Hannifin Corp. ,
4.20%, 11/21/2034 500,000 598,931
Stanley Black & Decker, Inc. ,
2.90%, 11/1/2022 500,000 527,298
4.25%, 11/15/2028(b) 250,000 298,351
2.30%, 3/15/2030 500,000 518,368
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(f) 250,000 278,635
5,789,815
Media 0.8%
Charter Communications
Operating LLC ,
4.46%, 7/23/2022 1,000,000 1,066,593
4.91%, 7/23/2025 410,000 469,894
5.05%, 3/30/2029 250,000 295,102
6.38%, 10/23/2035 500,000 660,737
6.48%, 10/23/2045 250,000 330,562
5.38%, 5/1/2047 250,000 295,229
5.75%, 4/1/2048 500,000 622,424
4.80%, 3/1/2050 400,000 442,729
Comcast Cable
Communications Holdings,
Inc. ,
9.46%, 11/15/2022 118,000 143,240
Comcast Corp. ,
2.85%, 1/15/2023(b) 500,000 534,443
3.60%, 3/1/2024 500,000 554,718
3.10%, 4/1/2025 55,000 60,605
3.15%, 2/15/2028(b) 500,000 558,353
4.15%, 10/15/2028 700,000 839,144

28 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Comcast Corp.,
3.40%, 4/1/2030 365,000 416,832
1.95%, 1/15/2031 200,000 202,270
4.25%, 1/15/2033 250,000 306,707
7.05%, 3/15/2033 295,000 449,857
4.40%, 8/15/2035 500,000 619,142
6.50%, 11/15/2035 100,000 152,103
3.90%, 3/1/2038 250,000 296,855
3.40%, 7/15/2046 250,000 277,733
3.97%, 11/1/2047 743,000 880,956
4.70%, 10/15/2048 1,000,000 1,344,922
4.00%, 11/1/2049 863,000 1,042,192
2.80%, 1/15/2051 160,000 164,078
Discovery Communications
LLC ,
3.45%, 3/15/2025 270,000 294,686
4.90%, 3/11/2026 115,000 132,325
3.95%, 3/20/2028 500,000 558,724
3.63%, 5/15/2030 200,000 218,560
5.00%, 9/20/2037 250,000 295,895
4.88%, 4/1/2043 200,000 228,146
Fox Corp. ,
5.58%, 1/25/2049 500,000 695,734
Grupo Televisa SAB ,
6.63%, 1/15/2040 250,000 323,599
5.00%, 5/13/2045(b) 250,000 278,171
Omnicom Group, Inc. ,
3.63%, 5/1/2022 50,000 52,708
Time Warner Cable LLC ,
6.75%, 6/15/2039 900,000 1,195,924
5.88%, 11/15/2040 250,000 308,494
ViacomCBS, Inc. ,
3.88%, 4/1/2024 500,000 538,013
4.75%, 5/15/2025 300,000 343,013
5.50%, 5/15/2033 118,000 141,612
4.85%, 7/1/2042 100,000 106,221
4.38%, 3/15/2043 459,000 479,978
5.85%, 9/1/2043 200,000 235,346
4.60%, 1/15/2045 250,000 264,685
WPP Finance 2010 ,
3.75%, 9/19/2024 550,000 593,294
20,312,548
Metals & Mining 0.2%
Barrick Gold Corp. ,
5.25%, 4/1/2042 150,000 197,667
Barrick North America Finance
LLC ,
5.75%, 5/1/2043 250,000 353,177
BHP Billiton Finance USA Ltd. ,
6.42%, 3/1/2026 80,000 101,474
5.00%, 9/30/2043 500,000 691,463
Newmont Corp. ,
5.88%, 4/1/2035 236,000 328,513
4.88%, 3/15/2042 150,000 193,313
Nucor Corp. ,
4.00%, 8/1/2023 500,000 542,696
Reliance Steel & Aluminum
Co. ,
4.50%, 4/15/2023 250,000 268,126
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 206,000 296,328
Rio Tinto Finance USA plc ,
4.13%, 8/21/2042 250,000 313,291
Southern Copper Corp. ,
3.88%, 4/23/2025 750,000 812,661
6.75%, 4/16/2040 250,000 338,584
5.88%, 4/23/2045(b) 230,000 293,214
Teck Resources Ltd. ,
6.25%, 7/15/2041 250,000 273,345
Vale Overseas Ltd. ,
6.88%, 11/10/2039 250,000 326,252
5,330,104
Multiline Retail 0.2%
Dollar General Corp. ,
3.25%, 4/15/2023 250,000 266,935
3.50%, 4/3/2030(b) 500,000 561,621
Nordstrom, Inc. ,
4.00%, 10/15/2021(b) 500,000 501,044
5.00%, 1/15/2044 250,000 176,977
Target Corp. ,
2.25%, 4/15/2025 280,000 299,463
2.50%, 4/15/2026(b) 750,000 823,469
2.35%, 2/15/2030 105,000 112,285
2.65%, 9/15/2030 450,000 494,482
4.00%, 7/1/2042 350,000 435,714
3,671,990
Multi-Utilities 0.4%
Ameren Corp. ,
2.50%, 9/15/2024 310,000 328,505
Ameren Illinois Co. ,
2.70%, 9/1/2022(b) 450,000 467,524
Berkshire Hathaway Energy
Co. ,
5.15%, 11/15/2043 500,000 683,263
Black Hills Corp. ,
3.05%, 10/15/2029 210,000 222,186
3.88%, 10/15/2049 100,000 106,830
CMS Energy Corp. ,
4.70%, 3/31/2043 300,000 360,765
Consolidated Edison Co. of
New York, Inc. ,
3.95%, 3/1/2043 500,000 577,879
4.50%, 12/1/2045 500,000 617,241
3.70%, 11/15/2059 300,000 334,700
Consumers Energy Co. ,
3.10%, 8/15/2050 45,000 50,069
2.50%, 5/1/2060 265,000 254,927
Delmarva Power & Light Co. ,
3.50%, 11/15/2023(b) 250,000 272,142
Dominion Energy, Inc. ,
Series E, 6.30%, 3/15/2033 10,000 13,121
Series B, 5.95%, 6/15/2035 251,000 330,611
Series C, 4.90%, 8/1/2041 700,000 875,149
DTE Energy Co. ,
2.95%, 3/1/2030 250,000 260,330
NiSource, Inc. ,
5.95%, 6/15/2041 300,000 412,121

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
NiSource, Inc.,
4.80%, 2/15/2044 250,000 305,678
Puget Energy, Inc. ,
3.65%, 5/15/2025 250,000 267,101
Puget Sound Energy, Inc. ,
5.64%, 4/15/2041 400,000 548,990
San Diego Gas & Electric Co. ,
4.15%, 5/15/2048 500,000 603,543
Sempra Energy ,
4.05%, 12/1/2023 150,000 163,342
6.00%, 10/15/2039 220,000 303,537
Southern Co. Gas Capital
Corp. ,
4.40%, 6/1/2043 250,000 282,291
WEC Energy Group, Inc. ,
3.55%, 6/15/2025(b) 500,000 556,895
9,198,740
Oil, Gas & Consumable Fuels 2.0%
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026 500,000 552,988
3.00%, 2/24/2050 500,000 491,332
BP Capital Markets plc ,
3.56%, 11/1/2021 250,000 259,911
3.06%, 3/17/2022 420,000 437,119
3.54%, 11/4/2024(b) 250,000 275,380
3.72%, 11/28/2028 500,000 566,631
Canadian Natural Resources
Ltd. ,
3.90%, 2/1/2025 500,000 536,530
6.25%, 3/15/2038(b) 340,000 404,373
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 250,000 274,718
3.70%, 11/15/2029(c) 65,000 66,318
Chevron Corp. ,
1.14%, 5/11/2023(b) 55,000 55,947
1.55%, 5/11/2025 200,000 205,670
2.95%, 5/16/2026(b) 500,000 553,781
2.00%, 5/11/2027 120,000 125,653
2.24%, 5/11/2030 160,000 167,561
2.98%, 5/11/2040 40,000 42,826
3.08%, 5/11/2050 25,000 26,543
CNOOC Finance 2013 Ltd. ,
3.00%, 5/9/2023 750,000 782,415
3.30%, 9/30/2049(b) 200,000 210,651
CNOOC Finance 2015 USA
LLC ,
3.50%, 5/5/2025 500,000 544,728
Concho Resources, Inc. ,
3.75%, 10/1/2027 500,000 532,655
ConocoPhillips ,
5.90%, 10/15/2032 177,000 238,662
6.50%, 2/1/2039 400,000 582,409
ConocoPhillips Co. ,
6.95%, 4/15/2029 250,000 348,414
4.30%, 11/15/2044 155,000 189,099
Devon Energy Corp. ,
4.75%, 5/15/2042 500,000 438,429
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Diamondback Energy, Inc. ,
4.75%, 5/31/2025(b) 300,000 321,008
Ecopetrol SA ,
6.88%, 4/29/2030 400,000 458,440
5.88%, 5/28/2045 400,000 420,400
Enable Midstream Partners
LP ,
5.00%, 5/15/2044(f) 350,000 279,812
Enbridge Energy Partners LP ,
4.20%, 9/15/2021(b) 700,000 723,516
5.88%, 10/15/2025 250,000 298,316
Enbridge, Inc. ,
3.70%, 7/15/2027 500,000 551,696
3.13%, 11/15/2029 150,000 157,222
4.00%, 11/15/2049(b) 250,000 269,763
Energy Transfer Operating LP ,
5.20%, 2/1/2022 500,000 523,217
3.60%, 2/1/2023 500,000 517,264
4.90%, 2/1/2024 250,000 270,092
4.75%, 1/15/2026 250,000 271,415
3.75%, 5/15/2030 60,000 59,595
6.05%, 6/1/2041 75,000 77,425
5.30%, 4/15/2047 500,000 482,985
6.25%, 4/15/2049 500,000 530,056
5.00%, 5/15/2050 295,000 280,181
Energy Transfer Partners LP ,
5.88%, 3/1/2022 500,000 527,587
Enterprise Products Operating
LLC ,
3.50%, 2/1/2022 500,000 521,224
4.05%, 2/15/2022 250,000 263,955
3.90%, 2/15/2024 750,000 821,795
2.80%, 1/31/2030(b) 120,000 124,972
6.13%, 10/15/2039 285,000 362,334
6.45%, 9/1/2040 250,000 331,988
4.45%, 2/15/2043 500,000 553,928
4.85%, 3/15/2044 200,000 231,693
4.25%, 2/15/2048 250,000 275,724
3.70%, 1/31/2051 350,000 366,578
Equinor ASA ,
3.70%, 3/1/2024 500,000 554,377
3.25%, 11/10/2024 500,000 554,891
3.95%, 5/15/2043 300,000 344,554
3.25%, 11/18/2049 100,000 106,283
3.70%, 4/6/2050 500,000 571,552
Exxon Mobil Corp. ,
1.57%, 4/15/2023 300,000 307,895
3.18%, 3/15/2024(b) 500,000 540,167
2.02%, 8/16/2024 100,000 104,385
2.71%, 3/6/2025 500,000 536,621
2.99%, 3/19/2025 300,000 325,735
3.04%, 3/1/2026 235,000 258,256
2.28%, 8/16/2026(b) 100,000 106,689
3.29%, 3/19/2027 200,000 224,444
2.44%, 8/16/2029(b) 100,000 106,056
3.48%, 3/19/2030 250,000 284,515
2.61%, 10/15/2030 250,000 267,635
4.23%, 3/19/2040 200,000 240,212
4.11%, 3/1/2046 250,000 300,789
3.10%, 8/16/2049 250,000 260,073

30 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Exxon Mobil Corp.,
4.33%, 3/19/2050 326,000 406,604
3.45%, 4/15/2051 374,000 414,179
Hess Corp. ,
4.30%, 4/1/2027(b) 500,000 517,784
7.30%, 8/15/2031 164,000 191,197
5.60%, 2/15/2041 250,000 262,615
Husky Energy, Inc. ,
3.95%, 4/15/2022 600,000 612,973
Kinder Morgan Energy
Partners LP ,
4.25%, 9/1/2024 250,000 275,123
5.80%, 3/15/2035 206,000 238,024
6.38%, 3/1/2041 250,000 307,217
5.00%, 8/15/2042 350,000 393,082
Kinder Morgan, Inc. ,
4.30%, 6/1/2025 160,000 179,511
5.30%, 12/1/2034 350,000 407,168
5.55%, 6/1/2045 250,000 305,174
5.05%, 2/15/2046 250,000 287,661
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 350,000 365,782
Marathon Oil Corp. ,
2.80%, 11/1/2022 250,000 251,855
3.85%, 6/1/2025 500,000 504,021
6.80%, 3/15/2032 118,000 124,674
Marathon Petroleum Corp. ,
3.63%, 9/15/2024 250,000 266,563
6.50%, 3/1/2041 250,000 309,445
MPLX LP ,
4.50%, 7/15/2023 150,000 161,237
4.88%, 6/1/2025 250,000 279,070
4.25%, 12/1/2027 750,000 813,125
4.00%, 3/15/2028 500,000 526,895
4.50%, 4/15/2038 250,000 250,047
4.70%, 4/15/2048 250,000 251,974
Nexen, Inc. ,
5.88%, 3/10/2035 133,000 184,265
6.40%, 5/15/2037 200,000 282,559
Noble Energy, Inc. ,
3.85%, 1/15/2028(b) 250,000 241,538
5.25%, 11/15/2043 150,000 139,710
4.95%, 8/15/2047 250,000 223,109
ONEOK Partners LP ,
4.90%, 3/15/2025 500,000 542,809
6.13%, 2/1/2041 100,000 108,272
ONEOK, Inc. ,
4.00%, 7/13/2027 500,000 506,886
4.35%, 3/15/2029 500,000 526,008
5.20%, 7/15/2048 250,000 250,016
Ovintiv, Inc. ,
6.50%, 2/1/2038 500,000 430,686
Phillips 66 ,
4.65%, 11/15/2034 200,000 236,609
5.88%, 5/1/2042 382,000 516,691
Phillips 66 Partners LP ,
3.61%, 2/15/2025 500,000 533,648
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Plains All American Pipeline
LP ,
4.65%, 10/15/2025 500,000 534,020
5.15%, 6/1/2042 350,000 338,846
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 1,000,000 1,118,893
Suncor Energy, Inc. ,
3.60%, 12/1/2024 235,000 253,473
5.95%, 5/15/2035 271,000 321,325
6.50%, 6/15/2038 500,000 630,860
Sunoco Logistics Partners
Operations LP ,
3.45%, 1/15/2023 250,000 258,473
5.35%, 5/15/2045 500,000 489,724
Total Capital Canada Ltd. ,
2.75%, 7/15/2023(b) 750,000 801,212
Total Capital International SA ,
2.88%, 2/17/2022 500,000 518,983
2.83%, 1/10/2030(b) 500,000 543,367
TransCanada PipeLines Ltd. ,
4.88%, 1/15/2026(b) 285,000 334,659
4.25%, 5/15/2028 500,000 572,412
4.63%, 3/1/2034 250,000 287,354
5.85%, 3/15/2036 750,000 981,904
Transcanada Trust ,
(ICE LIBOR USD 3
Month + 4.15%), 5.50%,
9/15/2079(d) 100,000 99,750
Valero Energy Corp. ,
4.00%, 4/1/2029 250,000 278,093
7.50%, 4/15/2032 118,000 162,917
6.63%, 6/15/2037 200,000 265,964
Williams Cos., Inc. (The) ,
4.00%, 9/15/2025 500,000 553,951
6.30%, 4/15/2040 150,000 180,653
5.80%, 11/15/2043 250,000 286,498
4.90%, 1/15/2045 350,000 370,177
49,589,367
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 250,000 400,442
Suzano Austria GmbH ,
5.00%, 1/15/2030 200,000 202,600
603,042
Personal Products 0.0%
†
Estee Lauder Cos., Inc. (The) ,
2.00%, 12/1/2024(b) 85,000 89,510
2.38%, 12/1/2029 35,000 37,478
3.13%, 12/1/2049 150,000 164,825
291,813
Pharmaceuticals 1.0%
AstraZeneca plc ,
3.38%, 11/16/2025 1,000,000 1,124,197
6.45%, 9/15/2037 200,000 304,130
4.00%, 9/18/2042 250,000 305,405

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Bristol-Myers Squibb Co. ,
2.00%, 8/1/2022 700,000 719,889
3.25%, 8/15/2022(c) 300,000 316,692
3.25%, 2/20/2023(c) 250,000 266,041
2.90%, 7/26/2024(c) 500,000 540,871
3.88%, 8/15/2025(c) 500,000 568,795
3.90%, 2/20/2028(c) 250,000 294,084
3.25%, 8/1/2042 250,000 280,367
4.63%, 5/15/2044(c) 500,000 665,008
4.55%, 2/20/2048(c) 250,000 339,356
4.25%, 10/26/2049(c) 500,000 659,597
Eli Lilly & Co. ,
2.75%, 6/1/2025 95,000 104,495
3.95%, 3/15/2049 450,000 571,110
Eli Lilly and Co. ,
2.25%, 5/15/2050(b) 300,000 287,689
GlaxoSmithKline Capital plc ,
2.85%, 5/8/2022 250,000 260,791
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028 300,000 353,196
5.38%, 4/15/2034 201,000 274,692
4.20%, 3/18/2043 300,000 375,642
Johnson & Johnson ,
2.45%, 12/5/2021 500,000 514,623
2.45%, 3/1/2026 250,000 273,203
4.95%, 5/15/2033(b) 663,000 911,329
3.63%, 3/3/2037 600,000 715,966
3.70%, 3/1/2046 250,000 312,574
3.75%, 3/3/2047 100,000 125,793
Merck & Co., Inc. ,
2.75%, 2/10/2025 220,000 238,897
3.90%, 3/7/2039 300,000 362,562
3.60%, 9/15/2042 250,000 297,575
4.15%, 5/18/2043 350,000 449,528
4.00%, 3/7/2049 350,000 449,152
Mylan NV ,
3.95%, 6/15/2026 800,000 894,441
5.25%, 6/15/2046 200,000 247,992
Novartis Capital Corp. ,
2.40%, 5/17/2022 500,000 518,820
2.40%, 9/21/2022 500,000 521,248
3.10%, 5/17/2027 500,000 560,048
4.40%, 5/6/2044 200,000 266,584
4.00%, 11/20/2045 200,000 253,571
Pfizer, Inc. ,
2.20%, 12/15/2021(b) 1,000,000 1,024,768
3.40%, 5/15/2024 500,000 553,884
0.80%, 5/28/2025(b) 125,000 124,948
3.00%, 12/15/2026 500,000 564,744
2.63%, 4/1/2030 500,000 550,810
1.70%, 5/28/2030 140,000 142,314
7.20%, 3/15/2039 525,000 887,702
2.55%, 5/28/2040 45,000 46,557
4.00%, 3/15/2049 600,000 768,112
2.70%, 5/28/2050 65,000 67,311
Pharmacia LLC ,
6.60%, 12/1/2028(f) 177,000 243,343
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 925,000 1,026,365
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 200,000 199,891
3.03%, 7/9/2040 200,000 201,472
Upjohn, Inc. ,
2.70%, 6/22/2030(c) 150,000 153,944
Wyeth LLC ,
6.50%, 2/1/2034 206,000 320,906
Zoetis, Inc. ,
3.25%, 2/1/2023 600,000 633,254
4.50%, 11/13/2025 230,000 268,452
3.90%, 8/20/2028(b) 650,000 765,530
25,070,260
Professional Services 0.1%
IHS Markit Ltd. ,
4.25%, 5/1/2029 300,000 344,877
Thomson Reuters Corp. ,
4.30%, 11/23/2023 500,000 550,291
3.35%, 5/15/2026 280,000 304,286
Verisk Analytics, Inc. ,
4.00%, 6/15/2025 250,000 282,662
3.63%, 5/15/2050 85,000 96,228
1,578,344
Real Estate Management & Development 0.0%
†
CBRE Services, Inc. ,
4.88%, 3/1/2026 500,000 567,547
Road & Rail 0.5%
Burlington Northern Santa Fe
LLC ,
3.85%, 9/1/2023 150,000 164,171
3.75%, 4/1/2024 500,000 552,604
3.65%, 9/1/2025 250,000 284,410
3.25%, 6/15/2027(b) 500,000 565,688
7.95%, 8/15/2030 206,000 309,746
4.55%, 9/1/2044 250,000 326,672
4.70%, 9/1/2045 250,000 331,274
3.90%, 8/1/2046 200,000 238,761
4.05%, 6/15/2048 250,000 310,238
3.55%, 2/15/2050 250,000 289,923
Canadian National Railway
Co. ,
6.90%, 7/15/2028(b) 242,000 333,532
6.20%, 6/1/2036 236,000 349,712
2.45%, 5/1/2050 85,000 82,329
Canadian Pacific Railway Co. ,
2.90%, 2/1/2025 250,000 270,909
5.95%, 5/15/2037 250,000 364,309
6.13%, 9/15/2115 250,000 384,307
CSX Corp. ,
5.50%, 4/15/2041 150,000 206,264
4.10%, 3/15/2044 250,000 305,744
4.30%, 3/1/2048 250,000 311,956
4.50%, 3/15/2049 250,000 320,764
3.95%, 5/1/2050 350,000 421,649
Kansas City Southern ,
2.88%, 11/15/2029 160,000 168,879
4.20%, 11/15/2069 65,000 71,430

32 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Norfolk Southern Corp. ,
3.25%, 12/1/2021 250,000 257,447
2.55%, 11/1/2029 100,000 106,309
4.45%, 6/15/2045 500,000 623,016
3.40%, 11/1/2049 170,000 185,169
3.05%, 5/15/2050 105,000 108,110
Ryder System, Inc. ,
2.50%, 9/1/2024 75,000 77,357
2.90%, 12/1/2026 270,000 279,229
Union Pacific Corp. ,
2.75%, 4/15/2023 750,000 789,094
3.25%, 8/15/2025 500,000 552,833
2.15%, 2/5/2027 55,000 58,256
3.95%, 9/10/2028 500,000 593,650
2.40%, 2/5/2030 60,000 63,921
3.60%, 9/15/2037 500,000 555,963
4.05%, 11/15/2045(b) 220,000 262,875
4.05%, 3/1/2046 340,000 404,377
4.50%, 9/10/2048 250,000 322,056
3.25%, 2/5/2050(b) 100,000 109,560
3.95%, 8/15/2059 60,000 70,305
12,384,798
Semiconductors & Semiconductor Equipment 0.6%
Applied Materials, Inc. ,
3.30%, 4/1/2027(b) 200,000 228,253
1.75%, 6/1/2030 60,000 61,322
5.10%, 10/1/2035 250,000 348,411
2.75%, 6/1/2050 85,000 86,810
Broadcom Corp. ,
3.63%, 1/15/2024 1,000,000 1,075,000
3.88%, 1/15/2027 500,000 540,308
Broadcom, Inc. ,
2.25%, 11/15/2023(c) 255,000 263,469
3.15%, 11/15/2025(c) 110,000 117,075
4.25%, 4/15/2026(c) 500,000 556,453
4.75%, 4/15/2029(c) 500,000 567,568
4.15%, 11/15/2030(c) 285,000 309,704
4.30%, 11/15/2032(c) 200,000 219,436
Intel Corp. ,
3.40%, 3/25/2025 300,000 336,569
3.70%, 7/29/2025 500,000 568,087
3.75%, 3/25/2027 200,000 232,847
2.45%, 11/15/2029 200,000 216,191
3.90%, 3/25/2030 400,000 483,203
4.10%, 5/11/2047 500,000 627,148
3.73%, 12/8/2047 643,000 762,922
4.75%, 3/25/2050 400,000 563,904
KLA Corp. ,
4.65%, 11/1/2024 215,000 246,434
4.10%, 3/15/2029 100,000 118,014
3.30%, 3/1/2050 420,000 433,812
Lam Research Corp. ,
3.80%, 3/15/2025 255,000 286,917
1.90%, 6/15/2030 90,000 91,994
2.88%, 6/15/2050 85,000 87,566
Maxim Integrated Products,
Inc. ,
3.38%, 3/15/2023 350,000 363,523
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Micron Technology, Inc. ,
4.64%, 2/6/2024 60,000 66,134
5.33%, 2/6/2029 150,000 179,462
NVIDIA Corp. ,
2.85%, 4/1/2030 660,000 734,243
3.50%, 4/1/2040 150,000 174,957
3.50%, 4/1/2050 480,000 548,426
NXP BV ,
2.70%, 5/1/2025(c) 25,000 26,207
3.88%, 6/18/2026(c) 35,000 39,166
4.30%, 6/18/2029(c) 100,000 113,465
3.40%, 5/1/2030(c) 35,000 37,658
QUALCOMM, Inc. ,
2.60%, 1/30/2023 70,000 73,476
2.90%, 5/20/2024 1,000,000 1,076,094
3.25%, 5/20/2027(b) 250,000 283,599
2.15%, 5/20/2030 80,000 83,092
4.65%, 5/20/2035 500,000 664,598
3.25%, 5/20/2050 100,000 109,383
Texas Instruments, Inc. ,
1.38%, 3/12/2025 200,000 205,315
2.25%, 9/4/2029 300,000 319,334
Xilinx, Inc. ,
2.38%, 6/1/2030 300,000 308,838
14,836,387
Software 0.7%
Adobe, Inc. ,
1.70%, 2/1/2023 30,000 31,051
1.90%, 2/1/2025 30,000 31,679
3.25%, 2/1/2025 135,000 149,996
2.15%, 2/1/2027 245,000 263,006
2.30%, 2/1/2030 600,000 647,995
CA, Inc. ,
4.50%, 8/15/2023(b) 410,000 433,383
Microsoft Corp. ,
2.65%, 11/3/2022(b) 500,000 525,762
2.00%, 8/8/2023 250,000 261,665
3.63%, 12/15/2023(b) 400,000 441,523
2.88%, 2/6/2024 365,000 393,189
2.40%, 8/8/2026 465,000 507,526
3.50%, 2/12/2035 325,000 396,414
3.45%, 8/8/2036(b) 500,000 604,231
4.10%, 2/6/2037 314,000 404,882
3.70%, 8/8/2046 500,000 622,642
2.53%, 6/1/2050 2,336,000 2,436,465
Oracle Corp. ,
2.80%, 7/8/2021(b) 1,000,000 1,025,334
1.90%, 9/15/2021 1,500,000 1,525,635
2.50%, 10/15/2022 500,000 522,936
2.50%, 4/1/2025 100,000 107,102
2.65%, 7/15/2026 190,000 205,519
2.95%, 4/1/2030 600,000 668,182
3.25%, 5/15/2030(b) 250,000 283,084
3.60%, 4/1/2040 200,000 227,018
5.38%, 7/15/2040 350,000 480,121
4.50%, 7/8/2044 650,000 811,861
4.13%, 5/15/2045 200,000 238,741
4.00%, 7/15/2046 500,000 590,811
4.00%, 11/15/2047 500,000 583,334

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp.,
3.60%, 4/1/2050 400,000 445,152
3.85%, 4/1/2060 200,000 234,095
VMware, Inc. ,
4.70%, 5/15/2030 300,000 330,879
16,431,213
Specialty Retail 0.4%
AutoZone, Inc. ,
3.25%, 4/15/2025 325,000 354,310
Home Depot, Inc. (The) ,
2.70%, 4/1/2023(b) 500,000 528,026
3.35%, 9/15/2025 85,000 95,705
2.50%, 4/15/2027 200,000 219,119
2.80%, 9/14/2027 750,000 832,621
3.90%, 12/6/2028 300,000 358,834
2.95%, 6/15/2029 100,000 112,459
2.70%, 4/15/2030 115,000 126,281
5.88%, 12/16/2036 300,000 447,765
3.30%, 4/15/2040 200,000 224,517
5.95%, 4/1/2041 150,000 226,147
4.20%, 4/1/2043 250,000 309,895
4.40%, 3/15/2045 600,000 764,028
3.13%, 12/15/2049 100,000 109,775
3.35%, 4/15/2050 335,000 382,750
Lowe's Cos., Inc. ,
3.13%, 9/15/2024 400,000 435,425
4.00%, 4/15/2025 500,000 569,791
3.10%, 5/3/2027 250,000 277,201
6.50%, 3/15/2029 236,000 317,286
3.65%, 4/5/2029 400,000 458,717
4.05%, 5/3/2047 250,000 294,676
4.55%, 4/5/2049 350,000 440,474
O'Reilly Automotive, Inc. ,
3.55%, 3/15/2026 300,000 339,640
Ross Stores, Inc. ,
4.80%, 4/15/2030 500,000 598,455
TJX Cos., Inc. (The) ,
2.25%, 9/15/2026 500,000 534,370
9,358,267
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. ,
1.55%, 8/4/2021 1,000,000 1,014,683
2.30%, 5/11/2022(b) 250,000 258,851
1.70%, 9/11/2022 260,000 267,764
0.75%, 5/11/2023(b) 75,000 75,790
2.50%, 2/9/2025 595,000 640,090
1.13%, 5/11/2025 140,000 142,953
3.25%, 2/23/2026 1,130,000 1,265,676
2.45%, 8/4/2026 625,000 679,061
3.35%, 2/9/2027 1,000,000 1,139,230
2.20%, 9/11/2029 235,000 251,813
1.65%, 5/11/2030(b) 300,000 306,643
3.85%, 5/4/2043 750,000 928,420
4.38%, 5/13/2045 355,000 468,050
4.65%, 2/23/2046 460,000 633,489
4.25%, 2/9/2047 500,000 659,739
2.65%, 5/11/2050 200,000 209,495
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Dell International LLC ,
5.45%, 6/15/2023(c) 350,000 382,834
6.02%, 6/15/2026(c) 475,000 544,576
8.35%, 7/15/2046(c) 500,000 666,894
Hewlett Packard Enterprise
Co. ,
2.25%, 4/1/2023 500,000 514,981
4.90%, 10/15/2025(f) 500,000 577,136
6.35%, 10/15/2045(f) 250,000 306,568
HP, Inc. ,
6.00%, 9/15/2041 250,000 293,114
NetApp, Inc. ,
3.38%, 6/15/2021 210,000 214,648
Seagate HDD Cayman ,
5.75%, 12/1/2034 175,000 192,981
12,635,479
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030(b) 400,000 444,826
3.88%, 11/1/2045 250,000 301,459
3.38%, 3/27/2050 200,000 231,187
977,472
Thrifts & Mortgage Finance 0.0%
†
BPCE SA ,
4.00%, 4/15/2024 475,000 526,436
Tobacco 0.3%
Altria Group, Inc. ,
3.80%, 2/14/2024 500,000 546,690
2.35%, 5/6/2025 40,000 42,033
4.40%, 2/14/2026 500,000 575,726
3.40%, 5/6/2030 70,000 75,316
4.25%, 8/9/2042(b) 250,000 264,576
4.50%, 5/2/2043 250,000 269,328
5.38%, 1/31/2044 170,000 204,447
5.95%, 2/14/2049(b) 500,000 655,796
4.45%, 5/6/2050(b) 30,000 32,815
BAT Capital Corp. ,
3.22%, 8/15/2024 500,000 535,493
4.70%, 4/2/2027(b) 300,000 342,881
3.56%, 8/15/2027 750,000 808,380
4.39%, 8/15/2037 500,000 545,554
4.54%, 8/15/2047 500,000 542,891
Philip Morris International,
Inc. ,
2.63%, 3/6/2023 1,000,000 1,056,629
6.38%, 5/16/2038 460,000 693,224
3.88%, 8/21/2042 250,000 285,770
Reynolds American, Inc. ,
4.45%, 6/12/2025 500,000 563,371
5.70%, 8/15/2035 120,000 147,436
8,188,356
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
2.30%, 2/1/2025 75,000 71,727
3.25%, 3/1/2025 1,000,000 1,002,526
3.25%, 10/1/2029(b) 250,000 237,507

34 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors
Aircastle Ltd. ,
5.00%, 4/1/2023 100,000 97,432
4.13%, 5/1/2024 300,000 281,834
GATX Corp. ,
3.25%, 9/15/2026 500,000 523,341
WW Grainger, Inc. ,
3.75%, 5/15/2046 250,000 273,347
2,487,714
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 500,000 624,934
Essential Utilities, Inc. ,
3.35%, 4/15/2050 200,000 208,494
833,428
Wireless Telecommunication Services 0.3%
America Movil SAB de CV ,
3.13%, 7/16/2022 750,000 775,815
6.38%, 3/1/2035 177,000 257,586
6.13%, 3/30/2040 350,000 496,744
Rogers Communications, Inc. ,
3.00%, 3/15/2023 600,000 639,275
5.00%, 3/15/2044 250,000 319,217
3.70%, 11/15/2049 100,000 110,095
T-Mobile USA, Inc. ,
3.50%, 4/15/2025(c) 500,000 544,195
3.75%, 4/15/2027(c) 500,000 554,085
3.88%, 4/15/2030(c) 750,000 834,720
4.38%, 4/15/2040(c) 250,000 289,180
4.50%, 4/15/2050(c) 300,000 357,069
Vodafone Group plc ,
4.13%, 5/30/2025 500,000 566,877
4.38%, 5/30/2028 250,000 297,326
7.88%, 2/15/2030 206,000 300,018
4.38%, 2/19/2043 500,000 581,911
5.25%, 5/30/2048 500,000 652,970
4.25%, 9/17/2050 40,000 47,631
7,624,714
Total Corporate Bonds
(cost $607,676,987)
673,839,617
Foreign Government Securities 1.9%
CANADA 0.4%
Canada Government Bond ,
2.63%, 1/25/2022(b) 1,000,000 1,036,740
Export Development Canada ,
2.00%, 5/17/2022(b) 1,000,000 1,031,452
1.75%, 7/18/2022 500,000 514,762
Province of Alberta ,
3.35%, 11/1/2023 500,000 544,413
3.30%, 3/15/2028 500,000 579,712
Province of British Columbia ,
2.00%, 10/23/2022(b) 500,000 519,063
Province of Ontario ,
2.25%, 5/18/2022(b) 1,000,000 1,034,003
2.20%, 10/3/2022(b) 1,000,000 1,037,865
Foreign Government Securities
Principal
Amount ($) Value ($)
CANADA
Province of Ontario
(continued)
3.05%, 1/29/2024(b) 500,000 543,828
Province of Quebec ,
2.63%, 2/13/2023 500,000 527,978
2.50%, 4/9/2024 500,000 537,165
7.50%, 9/15/2029 578,000 889,543
8,796,524
CHILE 0.1%
Republic of Chile ,
3.13%, 3/27/2025(b) 750,000 811,500
2.55%, 1/27/2032(b) 500,000 520,500
3.63%, 10/30/2042(b) 400,000 452,000
1,784,000
COLOMBIA 0.2%
Republic of Colombia ,
4.38%, 7/12/2021 500,000 513,005
4.50%, 1/28/2026(b) 1,000,000 1,082,510
7.38%, 9/18/2037 225,000 308,250
6.13%, 1/18/2041 200,000 249,700
5.63%, 2/26/2044 500,000 600,000
5.00%, 6/15/2045 700,000 792,750
3,546,215
GERMANY 0.0%
†
FMS Wertmanagement AoeR ,
2.75%, 1/30/2024 600,000 650,694
HUNGARY 0.0%
†
Hungary Government Bond ,
5.38%, 3/25/2024 500,000 567,200
7.63%, 3/29/2041 250,000 418,076
985,276
INDONESIA 0.1%
Republic of Indonesia ,
4.10%, 4/24/2028 1,000,000 1,107,018
5.35%, 2/11/2049 200,000 259,075
3.50%, 2/14/2050(b) 200,000 205,800
4.45%, 4/15/2070 200,000 229,938
1,801,831
ISRAEL 0.1%
State of Israel Government
Bond ,
3.15%, 6/30/2023 500,000 533,575
3.25%, 1/17/2028 1,000,000 1,131,500
3.38%, 1/15/2050 200,000 219,084
3.88%, 7/3/2050 200,000 237,272
4.50%, 4/3/2120 200,000 258,000
2,379,431
ITALY 0.0%
†
Italian Republic Government
Bond ,
6.88%, 9/27/2023 251,000 290,124
5.38%, 6/15/2033 291,000 362,298

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 35
Foreign Government Securities
Principal
Amount ($) Value ($)
ITALY
Italian Republic Government
Bond (continued)
4.00%, 10/17/2049 400,000 404,387
1,056,809
JAPAN 0.2%
Japan Bank for International
Cooperation ,
2.38%, 11/16/2022 1,000,000 1,043,930
2.50%, 5/23/2024 2,000,000 2,143,097
2.38%, 4/20/2026 500,000 544,548
1.88%, 7/21/2026 500,000 530,219
4,261,794
MEXICO 0.2%
United Mexican States ,
4.00%, 10/2/2023(b) 500,000 533,150
3.75%, 1/11/2028(b) 1,000,000 1,040,350
6.75%, 9/27/2034(b) 996,000 1,308,505
6.05%, 1/11/2040 400,000 487,724
4.75%, 3/8/2044(b) 600,000 636,000
5.55%, 1/21/2045 500,000 589,230
4.60%, 1/23/2046 347,000 357,646
4.35%, 1/15/2047(b) 500,000 500,090
5.75%, 10/12/2110 200,000 222,000
5,674,695
PANAMA 0.1%
Republic of Panama ,
6.70%, 1/26/2036 250,000 359,690
4.30%, 4/29/2053 500,000 595,630
4.50%, 4/1/2056 400,000 489,404
3.87%, 7/23/2060 200,000 227,000
1,671,724
PERU 0.1%
Republic of Peru ,
4.13%, 8/25/2027(b) 750,000 859,695
2.78%, 1/23/2031 500,000 533,250
8.75%, 11/21/2033 500,000 833,755
2,226,700
PHILIPPINES 0.1%
Republic of Philippines ,
4.20%, 1/21/2024 500,000 543,313
9.50%, 2/2/2030 500,000 812,941
7.75%, 1/14/2031 200,000 298,706
6.38%, 10/23/2034 500,000 719,416
3.70%, 2/2/2042 600,000 685,636
3,060,012
POLAND 0.0%
†
Republic of Poland ,
5.00%, 3/23/2022 300,000 321,750
4.00%, 1/22/2024 500,000 554,390
876,140
SOUTH KOREA 0.1%
Export-Import Bank of Korea ,
5.00%, 4/11/2022 500,000 536,411
Foreign Government Securities
Principal
Amount ($) Value ($)
SOUTH KOREA
Export-Import Bank of Korea
(continued)
2.38%, 4/21/2027 1,000,000 1,056,275
Republic of Korea ,
5.63%, 11/3/2025 300,000 369,542
4.13%, 6/10/2044(b) 250,000 341,836
2,304,064
SWEDEN 0.1%
Svensk Exportkredit AB ,
2.38%, 3/9/2022 500,000 516,916
1.63%, 11/14/2022 200,000 205,791
0.75%, 4/6/2023 1,000,000 1,007,415
1,730,122
URUGUAY 0.1%
Oriental Republic of Uruguay ,
4.38%, 10/27/2027 1,250,000 1,428,138
5.10%, 6/18/2050 700,000 903,007
2,331,145
Total Foreign Government Securities
(cost $41,760,079)
45,137,176
Mortgage-Backed Securities 26.7%
FHLMC Gold Pool
Pool# J00935
5.00%, 12/1/2020 894 939
Pool# J00854
5.00%, 1/1/2021 1,197 1,258
Pool# J01279
5.50%, 2/1/2021 386 389
Pool# J01570
5.50%, 4/1/2021 833 842
Pool# J01771
5.00%, 5/1/2021 1,918 2,016
Pool# J06015
5.00%, 5/1/2021 1,601 1,683
Pool# G18122
5.00%, 6/1/2021 1,510 1,586
Pool# J01980
6.00%, 6/1/2021 2,308 2,321
Pool# J03074
5.00%, 7/1/2021 490 515
Pool# J03028
5.50%, 7/1/2021 234 235
Pool# C90719
5.00%, 10/1/2023 111,795 121,907
Pool# J09912
4.00%, 6/1/2024 257,368 272,039
Pool# C00351
8.00%, 7/1/2024 203 220
Pool# G13900
5.00%, 12/1/2024 1,075 1,130
Pool# D60780
8.00%, 6/1/2025 590 609
Pool# G30267
5.00%, 8/1/2025 45,615 49,755

36 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# E02746
3.50%, 11/1/2025 168,935 177,560
Pool# J13883
3.50%, 12/1/2025 334,660 352,029
Pool# J14732
4.00%, 3/1/2026 169,937 180,127
Pool# E02896
3.50%, 5/1/2026 194,882 204,885
Pool# J18127
3.00%, 3/1/2027 190,918 201,020
Pool# J18702
3.00%, 3/1/2027 189,601 199,667
Pool# J19106
3.00%, 5/1/2027 77,475 81,764
Pool# J20471
3.00%, 9/1/2027 352,065 370,820
Pool# D82854
7.00%, 10/1/2027 492 533
Pool# G14609
3.00%, 11/1/2027 471,232 496,346
Pool# C00566
7.50%, 12/1/2027 777 898
Pool# G15100
2.50%, 7/1/2028 201,785 213,946
Pool# C18271
7.00%, 11/1/2028 2,024 2,269
Pool# C00678
7.00%, 11/1/2028 995 1,153
Pool# C00836
7.00%, 7/1/2029 528 608
Pool# C31285
7.00%, 9/1/2029 1,320 1,506
Pool# C31282
7.00%, 9/1/2029 62 63
Pool# C32914
8.00%, 11/1/2029 934 958
Pool# G18536
2.50%, 1/1/2030 3,061,356 3,213,097
Pool# C37436
8.00%, 1/1/2030 1,429 1,703
Pool# C36429
7.00%, 2/1/2030 612 632
Pool# C36306
7.00%, 2/1/2030 606 632
Pool# C00921
7.50%, 2/1/2030 958 1,115
Pool# G01108
7.00%, 4/1/2030 368 417
Pool# C37703
7.50%, 4/1/2030 671 710
Pool# G18552
3.00%, 5/1/2030 1,113,167 1,172,991
Pool# U49055
3.00%, 6/1/2030 116,987 123,608
Pool# J32243
3.00%, 7/1/2030 714,068 757,154
Pool# J32257
3.00%, 7/1/2030 177,282 188,487
Pool# J32255
3.00%, 7/1/2030 145,417 154,182
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C41561
8.00%, 8/1/2030 1,894 1,983
Pool# C01051
8.00%, 9/1/2030 1,869 2,253
Pool# C43550
7.00%, 10/1/2030 1,418 1,461
Pool# C44017
7.50%, 10/1/2030 443 451
Pool# C43967
8.00%, 10/1/2030 4,062 4,079
Pool# C44957
8.00%, 11/1/2030 862 883
Pool# J33361
3.00%, 12/1/2030 388,185 408,875
Pool# G18578
3.00%, 12/1/2030 372,570 392,585
Pool# J33315
3.00%, 12/1/2030 159,368 167,939
Pool# C01103
7.50%, 12/1/2030 890 1,072
Pool# C46932
7.50%, 1/1/2031 644 669
Pool# G18587
3.00%, 2/1/2031 279,073 294,054
Pool# G18592
3.00%, 3/1/2031 311,645 328,386
Pool# C48206
7.50%, 3/1/2031 1,705 1,712
Pool# C91366
4.50%, 4/1/2031 84,794 92,467
Pool# G18601
3.00%, 5/1/2031 182,579 192,399
Pool# G18605
3.00%, 6/1/2031 106,630 112,372
Pool# J34627
3.00%, 6/1/2031 17,751 18,678
Pool# C91377
4.50%, 6/1/2031 44,049 48,084
Pool# C53324
7.00%, 6/1/2031 1,568 1,676
Pool# C01209
8.00%, 6/1/2031 658 764
Pool# J35107
2.50%, 8/1/2031 147,510 156,389
Pool# G01309
7.00%, 8/1/2031 1,148 1,328
Pool# G01311
7.00%, 9/1/2031 8,223 9,508
Pool# C01222
7.00%, 9/1/2031 986 1,153
Pool# G01315
7.00%, 9/1/2031 280 326
Pool# J35522
2.50%, 10/1/2031 617,141 647,862
Pool# C60012
7.00%, 11/1/2031 718 743
Pool# C61298
8.00%, 11/1/2031 2,511 2,589
Pool# J35957
2.50%, 12/1/2031 860,412 903,243

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 37
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C61105
7.00%, 12/1/2031 5,367 5,813
Pool# C01305
7.50%, 12/1/2031 730 838
Pool# C63171
7.00%, 1/1/2032 5,897 6,879
Pool# V61548
2.50%, 2/1/2032 771,863 818,411
Pool# D99004
3.50%, 3/1/2032 136,970 146,609
Pool# G30577
3.50%, 4/1/2032 299,376 320,449
Pool# G01391
7.00%, 4/1/2032 14,037 16,398
Pool# C01345
7.00%, 4/1/2032 4,487 5,268
Pool# C01370
8.00%, 4/1/2032 1,058 1,237
Pool# C66916
7.00%, 5/1/2032 11,411 12,426
Pool# C01381
8.00%, 5/1/2032 12,855 15,427
Pool# C68290
7.00%, 6/1/2032 2,333 2,560
Pool# C68300
7.00%, 6/1/2032 1,016 1,024
Pool# D99266
3.50%, 7/1/2032 205,288 219,741
Pool# G01449
7.00%, 7/1/2032 8,876 10,339
Pool# C69908
7.00%, 8/1/2032 24,391 28,175
Pool# C91558
3.50%, 9/1/2032 48,772 52,206
Pool# G16407
2.50%, 1/1/2033 431,820 459,200
Pool# G16408
2.50%, 1/1/2033 313,930 333,251
Pool# G01536
7.00%, 3/1/2033 11,094 13,146
Pool# C01528
5.00%, 4/1/2033 67,024 76,299
Pool# G30646
3.00%, 5/1/2033 282,811 301,545
Pool# G30642
3.00%, 5/1/2033 131,406 140,111
Pool# K90535
3.00%, 5/1/2033 52,234 55,694
Pool# G18693
4.00%, 5/1/2033 158,472 168,167
Pool# G18696
3.50%, 7/1/2033 48,688 51,183
Pool# A16419
6.50%, 11/1/2033 15,328 17,058
Pool# C01806
7.00%, 1/1/2034 12,172 12,963
Pool# A21356
6.50%, 4/1/2034 48,428 56,797
Pool# C01851
6.50%, 4/1/2034 26,828 31,993
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A22067
6.50%, 5/1/2034 29,836 34,213
Pool# A24301
6.50%, 5/1/2034 28,145 31,320
Pool# G18737
3.50%, 6/1/2034 361,223 379,752
Pool# A24988
6.50%, 7/1/2034 11,259 12,529
Pool# G01741
6.50%, 10/1/2034 10,092 11,604
Pool# G08023
6.50%, 11/1/2034 21,648 25,169
Pool# A33137
6.50%, 1/1/2035 3,810 4,240
Pool# G01947
7.00%, 5/1/2035 9,444 11,077
Pool# G08073
5.50%, 8/1/2035 108,550 124,695
Pool# A37135
5.50%, 9/1/2035 102,632 116,934
Pool# A47368
5.00%, 10/1/2035 124,607 142,853
Pool# A38531
5.50%, 10/1/2035 242,231 277,584
Pool# A38255
5.50%, 10/1/2035 140,671 160,405
Pool# G08088
6.50%, 10/1/2035 98,105 114,628
Pool# A39759
5.50%, 11/1/2035 9,841 11,275
Pool# A40376
5.50%, 12/1/2035 5,855 6,585
Pool# A42305
5.50%, 1/1/2036 17,211 19,230
Pool# A41548
7.00%, 1/1/2036 11,971 12,515
Pool# G08111
5.50%, 2/1/2036 141,334 162,217
Pool# A43886
5.50%, 3/1/2036 383,547 442,198
Pool# A43885
5.50%, 3/1/2036 225,828 252,403
Pool# A43884
5.50%, 3/1/2036 199,750 223,261
Pool# A48378
5.50%, 3/1/2036 103,182 113,787
Pool# A43861
5.50%, 3/1/2036 49,154 54,092
Pool# G08116
5.50%, 3/1/2036 29,957 34,434
Pool# A48735
5.50%, 5/1/2036 7,211 7,929
Pool# A53039
6.50%, 10/1/2036 46,173 51,384
Pool# A53219
6.50%, 10/1/2036 1,104 1,228
Pool# G05254
5.00%, 1/1/2037 101,925 116,964
Pool# G04331
5.00%, 2/1/2037 97,046 111,390

38 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G05941
6.00%, 2/1/2037 483,147 563,286
Pool# G03620
6.50%, 10/1/2037 2,618 3,039
Pool# G03721
6.00%, 12/1/2037 43,369 50,648
Pool# G03969
6.00%, 2/1/2038 49,943 58,199
Pool# C91982
3.50%, 3/1/2038 262,845 278,847
Pool# G04913
5.00%, 3/1/2038 175,437 201,522
Pool# G05299
4.50%, 6/1/2038 174,749 191,263
Pool# G04581
6.50%, 8/1/2038 85,822 97,684
Pool# C92013
3.50%, 9/1/2038 872,281 923,201
Pool# A81674
6.00%, 9/1/2038 291,303 338,397
Pool# A85442
5.00%, 3/1/2039 74,218 80,942
Pool# G05459
5.50%, 5/1/2039 1,354,287 1,548,394
Pool# G05535
4.50%, 7/1/2039 549,649 611,175
Pool# A89500
4.50%, 10/1/2039 67,067 74,507
Pool# A91165
5.00%, 2/1/2040 2,271,757 2,608,778
Pool# G60342
4.50%, 5/1/2042 548,624 609,664
Pool# G60195
4.00%, 6/1/2042 678,572 745,250
Pool# Q08977
4.00%, 6/1/2042 109,300 118,263
Pool# Q09824
4.00%, 8/1/2042 86,486 95,034
Pool# Q11087
4.00%, 9/1/2042 129,143 139,915
Pool# G07158
3.50%, 10/1/2042 563,214 609,631
Pool# G07163
3.50%, 10/1/2042 307,884 334,904
Pool# Q11532
3.50%, 10/1/2042 227,509 246,363
Pool# Q12051
3.50%, 10/1/2042 213,180 230,847
Pool# Q12052
3.50%, 10/1/2042 90,625 98,128
Pool# C09020
3.50%, 11/1/2042 608,887 659,194
Pool# G07264
3.50%, 12/1/2042 591,749 639,823
Pool# Q14292
3.50%, 1/1/2043 121,350 132,002
Pool# Q15884
3.00%, 2/1/2043 791,551 848,499
Pool# Q16470
3.00%, 3/1/2043 1,323,891 1,431,965
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# V80002
2.50%, 4/1/2043 529,157 560,591
Pool# Q16915
3.00%, 4/1/2043 468,918 507,199
Pool# Q17675
3.50%, 4/1/2043 544,006 589,096
Pool# Q18523
3.50%, 5/1/2043 800,312 862,242
Pool# Q18751
3.50%, 6/1/2043 1,007,436 1,087,833
Pool# G07410
3.50%, 7/1/2043 216,403 237,650
Pool# Q20332
3.50%, 7/1/2043 91,444 99,019
Pool# G07459
3.50%, 8/1/2043 809,183 875,842
Pool# G60038
3.50%, 1/1/2044 1,656,306 1,792,849
Pool# Q26869
4.00%, 6/1/2044 880,022 966,200
Pool# G07946
4.00%, 7/1/2044 24,879 27,291
Pool# Q28607
3.50%, 9/1/2044 321,069 348,268
Pool# G61231
3.50%, 9/1/2044 99,283 107,424
Pool# G08609
3.50%, 10/1/2044 370,545 397,056
Pool# Q30833
4.00%, 1/1/2045 35,748 38,621
Pool# G60400
4.50%, 1/1/2045 235,138 259,876
Pool# G07925
4.00%, 2/1/2045 60,417 67,718
Pool# Q34165
4.00%, 6/1/2045 454,743 493,614
Pool# V81873
4.00%, 8/1/2045 355,301 384,739
Pool# G08669
4.00%, 9/1/2045 550,157 595,596
Pool# V82126
3.50%, 12/1/2045 227,984 249,278
Pool# Q38199
3.50%, 1/1/2046 24,688 26,412
Pool# Q38357
4.00%, 1/1/2046 162,952 176,075
Pool# G61365
4.50%, 1/1/2046 91,554 101,241
Pool# Q39434
3.50%, 3/1/2046 220,549 235,929
Pool# Q39364
3.50%, 3/1/2046 165,821 181,328
Pool# Q39440
4.00%, 3/1/2046 103,970 111,461
Pool# G08704
4.50%, 4/1/2046 48,141 52,433
Pool# Q40097
4.50%, 4/1/2046 3,108 3,345
Pool# G60582
3.50%, 5/1/2046 465,427 506,131

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 39
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q40718
3.50%, 5/1/2046 216,858 231,797
Pool# G08707
4.00%, 5/1/2046 258,186 278,722
Pool# G08708
4.50%, 5/1/2046 35,923 39,073
Pool# Q40728
4.50%, 5/1/2046 2,816 3,032
Pool# Q41548
3.00%, 7/1/2046 167,293 177,227
Pool# Q41903
3.50%, 7/1/2046 271,189 289,497
Pool# Q41491
3.50%, 7/1/2046 38,800 41,321
Pool# Q41407
3.50%, 7/1/2046 28,632 30,453
Pool# G61791
4.00%, 7/1/2046 171,013 186,066
Pool# Q41947
4.50%, 7/1/2046 17,373 18,807
Pool# G08715
3.00%, 8/1/2046 1,490,154 1,577,224
Pool# Q42596
3.50%, 8/1/2046 250,072 267,393
Pool# Q42203
3.50%, 8/1/2046 60,614 64,789
Pool# Q42393
3.50%, 8/1/2046 51,147 54,340
Pool# G61237
3.50%, 8/1/2046 39,554 42,797
Pool# Q42680
4.00%, 8/1/2046 14,065 15,129
Pool# G08720
4.50%, 8/1/2046 24,246 26,310
Pool# G61323
3.00%, 9/1/2046 1,054,206 1,129,161
Pool# G08721
3.00%, 9/1/2046 822,271 871,244
Pool# V82617
3.50%, 9/1/2046 472,279 507,971
Pool# G08722
3.50%, 9/1/2046 174,146 186,013
Pool# G60733
4.50%, 9/1/2046 212,944 238,679
Pool# G60722
3.00%, 10/1/2046 1,663,346 1,778,514
Pool# Q44035
3.00%, 10/1/2046 1,123,829 1,189,766
Pool# G61815
4.00%, 10/1/2046 105,613 114,228
Pool# G61257
3.00%, 11/1/2046 2,103,363 2,220,176
Pool# Q44452
3.00%, 11/1/2046 465,064 490,437
Pool# G08732
3.00%, 11/1/2046 145,797 154,351
Pool# Q44473
3.50%, 11/1/2046 65,701 69,692
Pool# Q44223
3.50%, 11/1/2046 42,607 45,070
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08734
4.00%, 11/1/2046 655,455 705,763
Pool# G08737
3.00%, 12/1/2046 2,981,737 3,151,681
Pool# G60989
3.00%, 12/1/2046 617,036 655,563
Pool# Q45878
3.00%, 12/1/2046 186,809 197,457
Pool# G08738
3.50%, 12/1/2046 3,180,424 3,379,625
Pool# Q45024
3.50%, 12/1/2046 148,648 162,550
Pool# G08741
3.00%, 1/1/2047 1,235,538 1,305,957
Pool# G08747
3.00%, 2/1/2047 2,180,970 2,306,993
Pool# G08748
3.50%, 2/1/2047 700,415 743,655
Pool# G08749
4.00%, 2/1/2047 1,205,948 1,291,866
Pool# G61890
4.00%, 2/1/2047 73,501 79,218
Pool# G08751
3.50%, 3/1/2047 1,102,184 1,167,125
Pool# Q47592
3.50%, 4/1/2047 251,799 266,055
Pool# Q47484
3.50%, 4/1/2047 37,019 39,761
Pool# G60988
3.00%, 5/1/2047 2,027,041 2,167,200
Pool# Q48098
3.50%, 5/1/2047 139,351 149,697
Pool# Q48237
4.50%, 5/1/2047 223,782 242,406
Pool# G61390
3.00%, 6/1/2047 1,230,363 1,301,853
Pool# Q48414
4.50%, 6/1/2047 108,841 117,335
Pool# Q48365
4.50%, 6/1/2047 35,529 38,169
Pool# G08770
3.50%, 7/1/2047 2,573,276 2,722,133
Pool# V83270
3.50%, 7/1/2047 553,332 585,834
Pool# G61339
3.00%, 8/1/2047 374,861 396,590
Pool# G08774
3.50%, 8/1/2047 288,071 304,077
Pool# Q49917
3.50%, 8/1/2047 192,373 203,737
Pool# Q53085
3.00%, 9/1/2047 429,173 454,479
Pool# G08779
3.50%, 9/1/2047 732,973 773,387
Pool# G61295
3.50%, 9/1/2047 688,161 751,899
Pool# G61622
3.00%, 10/1/2047 865,692 916,388
Pool# G08785
4.00%, 10/1/2047 77,021 81,959

40 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q52075
4.00%, 11/1/2047 513,581 547,955
Pool# V83598
3.50%, 12/1/2047 265,141 280,079
Pool# G67707
3.50%, 1/1/2048 781,685 861,919
Pool# V83909
4.00%, 1/1/2048 703,227 746,955
Pool# G61311
3.50%, 2/1/2048 1,268,065 1,342,589
Pool# T65458
3.50%, 2/1/2048 347,284 359,534
Pool# G08801
4.00%, 2/1/2048 413,822 439,656
Pool# Q54460
4.00%, 2/1/2048 264,124 287,656
Pool# G61298
4.00%, 2/1/2048 130,552 142,546
Pool# Q54727
3.50%, 3/1/2048 499,074 528,762
Pool# Q55401
5.00%, 4/1/2048 101,670 111,223
Pool# V84237
3.50%, 5/1/2048 1,006,096 1,061,694
Pool# G08813
3.50%, 5/1/2048 121,510 127,915
Pool# G08820
4.50%, 5/1/2048 956,988 1,029,081
Pool# G08821
5.00%, 5/1/2048 37,002 40,472
Pool# G67713
4.00%, 6/1/2048 258,245 280,875
Pool# G67712
4.00%, 6/1/2048 232,627 257,643
Pool# G08817
4.00%, 6/1/2048 163,669 173,335
Pool# G08818
4.50%, 6/1/2048 526,799 566,214
Pool# Q56473
4.50%, 6/1/2048 106,807 115,871
Pool# Q56472
4.50%, 6/1/2048 93,429 102,293
Pool# G08824
4.00%, 7/1/2048 3,548,355 3,759,423
Pool# G08827
4.50%, 7/1/2048 335,188 360,592
Pool# Q57401
4.50%, 7/1/2048 109,424 121,173
Pool# Q57402
4.50%, 7/1/2048 33,061 36,060
Pool# G08833
5.00%, 7/1/2048 13,977 15,286
Pool# G08831
4.00%, 8/1/2048 465,552 492,945
Pool# G08836
4.00%, 9/1/2048 1,903,112 2,014,947
Pool# G67716
4.50%, 10/1/2048 170,708 189,435
Pool# G08843
4.50%, 10/1/2048 120,255 129,333
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# V85044
4.00%, 12/1/2048 404,283 434,586
Pool# V85082
4.50%, 12/1/2048 116,876 125,602
Pool# G61846
4.00%, 1/1/2049 12,073 12,792
Pool# V85139
4.50%, 1/1/2049 137,822 148,009
FHLMC Non Gold Pool
Pool# 1B8478
4.34%, 7/1/2041(a) 102,268 105,892
Pool# 2B0108
3.87%, 1/1/2042(a) 13,231 13,485
Pool# 2B1381
2.37%, 6/1/2043(a) 4,459 4,515
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 153,957 162,777
Pool# ZS8701
3.50%, 6/1/2033 162,568 170,979
Pool# SB0218
3.00%, 10/1/2033 241,186 253,609
Pool# QN0248
3.00%, 7/1/2034 177,724 186,920
Pool# SB0095
3.50%, 7/1/2034 290,078 306,269
Pool# SB0069
3.00%, 9/1/2034 407,596 429,529
Pool# SB8021
3.00%, 12/1/2034 1,009,727 1,062,103
Pool# QA2237
3.00%, 7/1/2046 3,200,000 3,396,321
Pool# QA2226
3.00%, 7/1/2046 1,897,464 2,013,875
Pool# ZS4693
3.00%, 12/1/2046 2,115,000 2,234,953
Pool# ZM2339
3.50%, 1/1/2047 408,000 432,258
Pool# ZA5785
4.50%, 10/1/2048 700,157 751,726
Pool# ZT1321
4.50%, 11/1/2048 895,598 962,160
Pool# ZA6536
4.00%, 3/1/2049 376,826 399,384
Pool# ZA6380
4.00%, 3/1/2049 291,172 308,558
Pool# SD8015
2.50%, 10/1/2049 419,361 437,174
Pool# RA1859
3.00%, 12/1/2049 1,456,294 1,534,823
Pool# SD8045
3.50%, 2/1/2050 540,027 567,649
Pool# RA2579
3.00%, 5/1/2050 490,587 519,170
Pool# SD8063
3.50%, 5/1/2050 1,112,434 1,170,166
FNMA Pool
Pool# AC9895
3.44%, 4/1/2040(a) 445,223 456,365

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 41
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# AC9890
3.47%, 4/1/2040(a) 632,860 661,119
Pool# AJ1249
4.07%, 9/1/2041(a) 156,701 163,908
Pool# AK0714
3.80%, 2/1/2042(a) 18,022 18,610
Pool# AT4982
3.28%, 4/1/2043(a) 356 356
Pool# AT4250
2.42%, 6/1/2043(a) 50,139 51,598
Pool# BF0203
3.00%, 2/1/2047 886,930 940,715
Pool# BF0206
4.00%, 2/1/2047 591,482 638,555
Pool# BF0200
3.50%, 11/1/2051 371,798 402,310
Pool# BF0171
4.00%, 1/1/2057 301,366 332,468
Pool# BF0184
4.00%, 2/1/2057 346,588 382,357
FNMA UMBS Pool
Pool# 826869
5.50%, 8/1/2020 1,056 1,057
Pool# 835228
5.50%, 8/1/2020 16 16
Pool# 825811
5.50%, 9/1/2020 31 31
Pool# 838565
5.50%, 10/1/2020 1,631 1,636
Pool# 840102
5.50%, 10/1/2020 542 543
Pool# 811505
5.50%, 10/1/2020 111 111
Pool# 843102
5.50%, 10/1/2020 94 94
Pool# 841947
5.50%, 10/1/2020 80 81
Pool# 839100
5.50%, 11/1/2020 20 20
Pool# 830670
5.50%, 12/1/2020 37 37
Pool# 867183
5.50%, 2/1/2021 665 668
Pool# 870296
5.50%, 3/1/2021 40 40
Pool# 878120
5.50%, 4/1/2021 240 243
Pool# 879115
5.50%, 5/1/2021 948 953
Pool# 811559
5.50%, 5/1/2021 621 624
Pool# 885440
5.50%, 5/1/2021 277 278
Pool# 845489
5.50%, 6/1/2021 58 59
Pool# 880950
5.50%, 7/1/2021 1,533 1,554
Pool# 870092
5.50%, 8/1/2021 216 218
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 896599
5.50%, 8/1/2021 56 57
Pool# 903350
5.00%, 10/1/2021 333 350
Pool# 894126
5.50%, 10/1/2021 27 27
Pool# 902789
5.50%, 11/1/2021 5,166 5,265
Pool# 906708
5.00%, 12/1/2021 4,583 4,815
Pool# 901509
5.00%, 12/1/2021 742 779
Pool# 928106
5.50%, 2/1/2022 9,421 9,647
Pool# 914385
5.50%, 3/1/2022 151 155
Pool# 913323
5.50%, 4/1/2022 488 496
Pool# 899438
5.50%, 6/1/2022 12,858 13,215
Pool# AA2549
4.00%, 4/1/2024 60,054 63,468
Pool# 934863
4.00%, 6/1/2024 115,706 122,317
Pool# AC1374
4.00%, 8/1/2024 74,882 79,176
Pool# AC1529
4.50%, 9/1/2024 221,741 236,359
Pool# AD0244
4.50%, 10/1/2024 30,490 32,511
Pool# AD4089
4.50%, 5/1/2025 216,175 230,480
Pool# 890216
4.50%, 7/1/2025 55,505 59,200
Pool# AB1609
4.00%, 10/1/2025 152,120 160,955
Pool# AH1361
3.50%, 12/1/2025 144,486 151,977
Pool# AH1518
3.50%, 12/1/2025 65,646 69,005
Pool# AH5616
3.50%, 2/1/2026 379,011 398,571
Pool# AL0298
4.00%, 5/1/2026 289,770 306,996
Pool# AB4277
3.00%, 1/1/2027 502,813 529,258
Pool# AL1391
3.50%, 1/1/2027 7,612 8,009
Pool# AP4746
3.00%, 8/1/2027 131,608 139,121
Pool# AP7855
3.00%, 9/1/2027 699,449 739,487
Pool# AP4640
3.00%, 9/1/2027 75,170 79,469
Pool# AQ5096
3.00%, 11/1/2027 179,132 189,403
Pool# AB6887
3.00%, 11/1/2027 145,371 153,636
Pool# AQ4532
3.00%, 11/1/2027 103,996 109,958

42 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AQ3758
3.00%, 11/1/2027 77,271 81,700
Pool# AQ7406
3.00%, 11/1/2027 70,503 74,332
Pool# AB6886
3.00%, 11/1/2027 69,991 74,099
Pool# AQ2884
3.00%, 12/1/2027 65,117 68,851
Pool# AS0487
2.50%, 9/1/2028 359,023 381,147
Pool# 930998
4.50%, 4/1/2029 33,080 35,557
Pool# BM1507
2.50%, 12/1/2029 211,107 221,317
Pool# AL8077
3.50%, 12/1/2029 24,429 25,816
Pool# BM4299
3.00%, 3/1/2030 952,387 1,001,117
Pool# AS4874
3.00%, 4/1/2030 466,029 493,002
Pool# AS5412
2.50%, 7/1/2030 189,825 199,213
Pool# AS5420
3.00%, 7/1/2030 390,200 413,561
Pool# AL7152
3.50%, 7/1/2030 454,960 485,937
Pool# AS5702
2.50%, 8/1/2030 760,851 798,457
Pool# AZ4898
2.50%, 8/1/2030 593,717 622,250
Pool# AY8448
3.00%, 8/1/2030 1,423,260 1,499,083
Pool# AZ2953
3.00%, 9/1/2030 1,306,553 1,376,282
Pool# AZ5718
3.00%, 9/1/2030 1,092,277 1,149,836
Pool# AS6060
3.00%, 10/1/2030 950,678 1,000,892
Pool# AZ9234
3.50%, 10/1/2030 61,618 64,979
Pool# BA2993
3.00%, 11/1/2030 223,473 235,369
Pool# AS6174
3.50%, 11/1/2030 34,679 36,582
Pool# AS6272
2.50%, 12/1/2030 280,970 294,863
Pool# AS6295
3.00%, 12/1/2030 421,966 444,494
Pool# BA3545
3.00%, 12/1/2030 184,344 194,141
Pool# AH1515
4.00%, 12/1/2030 361,805 389,585
Pool# AD0716
6.50%, 12/1/2030 1,028,551 1,152,224
Pool# BA6532
2.50%, 1/1/2031 232,569 244,067
Pool# BM5016
3.00%, 1/1/2031 574,989 611,095
Pool# AB2121
4.00%, 1/1/2031 53,229 57,303
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL8060
3.00%, 2/1/2031 401,478 428,660
Pool# MA0641
4.00%, 2/1/2031 270,324 291,040
Pool# 560868
7.50%, 2/1/2031 659 669
Pool# AS6799
3.00%, 3/1/2031 359,312 378,458
Pool# BC0774
3.00%, 3/1/2031 176,900 188,874
Pool# AS6919
3.50%, 3/1/2031 24,546 25,904
Pool# BC4410
3.50%, 3/1/2031 23,857 25,199
Pool# BC0320
3.50%, 3/1/2031 14,926 15,910
Pool# BC4430
3.00%, 4/1/2031 63,896 68,135
Pool# AL8566
3.00%, 6/1/2031 181,979 193,287
Pool# AL8565
3.00%, 6/1/2031 181,782 193,742
Pool# AL8561
3.50%, 6/1/2031 191,797 205,412
Pool# AS8028
2.50%, 9/1/2031 797,481 837,014
Pool# AL9378
3.00%, 9/1/2031 89,886 95,973
Pool# MA2775
2.50%, 10/1/2031 1,581,039 1,659,300
Pool# BM1888
2.50%, 10/1/2031 1,448,829 1,520,219
Pool# AS8038
2.50%, 10/1/2031 702,057 736,838
Pool# BC4777
2.50%, 10/1/2031 533,327 559,255
Pool# AL9323
2.50%, 10/1/2031 33,177 34,825
Pool# AS8612
3.00%, 10/1/2031 258,692 272,531
Pool# 607212
7.50%, 10/1/2031 3,518 3,625
Pool# MA0895
3.50%, 11/1/2031 296,422 317,185
Pool# 607632
6.50%, 11/1/2031 78 87
Pool# MA2830
2.50%, 12/1/2031 595,740 625,252
Pool# BM3814
2.50%, 12/1/2031 410,222 431,231
Pool# AS8594
2.50%, 1/1/2032 418,038 442,265
Pool# AS8597
2.50%, 1/1/2032 369,115 388,353
Pool# AS8609
3.00%, 1/1/2032 285,160 300,744
Pool# AL9786
3.00%, 1/1/2032 251,099 269,776
Pool# AL9585
3.50%, 1/1/2032 96,928 104,667

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 43
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM1036
2.50%, 2/1/2032 1,912,585 2,025,074
Pool# BM4624
3.00%, 2/1/2032 293,856 314,982
Pool# AL9872
3.00%, 2/1/2032 214,385 229,577
Pool# AL9740
3.00%, 2/1/2032 184,644 196,824
Pool# AL9871
3.00%, 2/1/2032 128,888 137,842
Pool# AS8767
3.00%, 2/1/2032 24,377 25,982
Pool# BM1007
2.50%, 3/1/2032 612,864 643,161
Pool# AL9899
3.00%, 3/1/2032 37,995 40,502
Pool# BM3269
2.50%, 4/1/2032 960,362 1,007,938
Pool# MA1029
3.50%, 4/1/2032 244,671 261,792
Pool# 545556
7.00%, 4/1/2032 3,732 4,358
Pool# AO2565
3.50%, 5/1/2032 74,836 80,079
Pool# AS9695
3.50%, 5/1/2032 46,340 49,648
Pool# 545605
7.00%, 5/1/2032 5,065 5,966
Pool# BM4088
3.00%, 6/1/2032 376,135 396,415
Pool# AO5103
3.50%, 6/1/2032 205,414 219,806
Pool# 890786
3.50%, 6/1/2032 37,954 40,971
Pool# MA1107
3.50%, 7/1/2032 33,158 35,481
Pool# FM1664
4.00%, 7/1/2032 278,121 294,528
Pool# 651361
7.00%, 7/1/2032 1,155 1,191
Pool# BM1669
3.00%, 8/1/2032 213,648 229,514
Pool# AP1990
3.50%, 8/1/2032 105,519 112,912
Pool# AP1997
3.50%, 8/1/2032 63,175 67,600
Pool# BH5355
3.50%, 8/1/2032 13,387 14,356
Pool# AO7202
3.50%, 9/1/2032 233,960 250,343
Pool# MA1166
3.50%, 9/1/2032 191,078 204,463
Pool# BM5167
3.50%, 9/1/2032 36,803 38,809
Pool# CA0586
2.50%, 10/1/2032 92,891 98,758
Pool# AP3673
3.50%, 10/1/2032 203,013 217,231
Pool# BH9391
3.50%, 10/1/2032 17,239 18,583
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3389
3.00%, 11/1/2032 322,138 346,097
Pool# AB6962
3.50%, 11/1/2032 313,832 335,822
Pool# AQ3343
3.50%, 11/1/2032 163,997 175,486
Pool# BM3977
3.00%, 12/1/2032 594,151 631,042
Pool# CA0951
3.00%, 12/1/2032 346,128 366,771
Pool# FM1661
2.50%, 1/1/2033 1,172,363 1,228,973
Pool# BM4338
2.50%, 1/1/2033 610,753 641,035
Pool# BM3919
3.00%, 2/1/2033 313,246 336,535
Pool# BM3750
3.50%, 3/1/2033 265,805 286,579
Pool# BM4129
3.50%, 4/1/2033 388,552 418,828
Pool# 555346
5.50%, 4/1/2033 49,612 56,579
Pool# 713560
5.50%, 4/1/2033 8,968 9,962
Pool# 694846
6.50%, 4/1/2033 10,521 11,974
Pool# 701261
7.00%, 4/1/2033 313 333
Pool# AB9402
3.00%, 5/1/2033 308,747 329,111
Pool# AB9403
3.00%, 5/1/2033 137,009 146,046
Pool# AB9300
3.00%, 5/1/2033 105,091 112,086
Pool# BM4132
3.50%, 5/1/2033 268,523 289,715
Pool# MA3372
4.00%, 5/1/2033 365,640 387,708
Pool# 555421
5.00%, 5/1/2033 1,153,299 1,315,084
Pool# MA3393
4.00%, 6/1/2033 167,281 176,881
Pool# MA3427
4.00%, 7/1/2033 147,068 155,539
Pool# 720087
5.50%, 7/1/2033 250,394 287,014
Pool# 728721
5.50%, 7/1/2033 36,609 41,940
Pool# 555684
5.50%, 7/1/2033 9,441 10,812
Pool# MA1527
3.00%, 8/1/2033 1,209,815 1,289,619
Pool# 743235
5.50%, 10/1/2033 16,273 18,552
Pool# 750229
6.50%, 10/1/2033 23,997 27,250
Pool# FM2154
4.00%, 12/1/2033 583,000 616,599
Pool# 755872
5.50%, 12/1/2033 197,878 225,393

44 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 725221
5.50%, 1/1/2034 4,838 5,547
Pool# 725223
5.50%, 3/1/2034 547 627
Pool# 725228
6.00%, 3/1/2034 453,583 528,482
Pool# 725425
5.50%, 4/1/2034 279,378 320,325
Pool# 725423
5.50%, 5/1/2034 27,024 30,994
Pool# 725594
5.50%, 7/1/2034 113,975 130,638
Pool# MA3739
3.50%, 8/1/2034 393,702 413,640
Pool# 788027
6.50%, 9/1/2034 23,417 26,049
Pool# FM1905
3.00%, 11/1/2034 166,220 176,371
Pool# 807310
7.00%, 11/1/2034 2,109 2,503
Pool# FM2412
3.50%, 1/1/2035 96,424 102,542
Pool# 735141
5.50%, 1/1/2035 358,523 411,252
Pool# 889852
5.50%, 5/1/2035 10,101 11,581
Pool# 256023
6.00%, 12/1/2035 365,674 426,011
Pool# 745418
5.50%, 4/1/2036 55,730 64,031
Pool# 745516
5.50%, 5/1/2036 31,528 36,222
Pool# 889745
5.50%, 6/1/2036 5,553 6,365
Pool# 995065
5.50%, 9/1/2036 200,251 227,662
Pool# 888635
5.50%, 9/1/2036 127,022 145,684
Pool# 995024
5.50%, 8/1/2037 73,972 84,935
Pool# 995050
6.00%, 9/1/2037 662,855 772,105
Pool# 955194
7.00%, 11/1/2037 59,486 71,869
Pool# 928940
7.00%, 12/1/2037 60,891 67,646
Pool# MA3389
4.00%, 6/1/2038 267,789 285,757
Pool# MA3464
3.50%, 9/1/2038 477,169 503,070
Pool# 990810
7.00%, 10/1/2038 98,450 114,366
Pool# AD8536
5.00%, 8/1/2040 250,353 287,198
Pool# AB1735
3.50%, 11/1/2040 7,054 7,450
Pool# AE9747
4.50%, 12/1/2040 811,729 903,453
Pool# AB2067
3.50%, 1/1/2041 333,242 364,440
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 932888
3.50%, 1/1/2041 216,567 240,560
Pool# AB2068
3.50%, 1/1/2041 191,736 208,451
Pool# 932891
3.50%, 1/1/2041 39,759 43,885
Pool# AL3650
5.00%, 2/1/2041 18,571 21,305
Pool# AL6521
5.00%, 4/1/2041 1,258,696 1,443,935
Pool# AL0390
5.00%, 5/1/2041 515,887 592,922
Pool# AL5863
4.50%, 6/1/2041 2,614,092 2,856,208
Pool# AI9851
4.50%, 9/1/2041 46,715 52,007
Pool# AL0761
5.00%, 9/1/2041 154,608 177,697
Pool# BM3907
5.50%, 9/1/2041 319,247 365,919
Pool# AJ5431
4.50%, 10/1/2041 105,571 117,535
Pool# AJ4861
4.00%, 12/1/2041 168,171 184,079
Pool# AX5316
4.50%, 1/1/2042 81,350 90,533
Pool# AL2499
4.50%, 1/1/2042 36,311 40,413
Pool# AW8167
3.50%, 2/1/2042 1,192,010 1,289,194
Pool# AB5185
3.50%, 5/1/2042 444,516 480,348
Pool# AO3575
4.50%, 5/1/2042 59,378 64,875
Pool# AO4647
3.50%, 6/1/2042 910,210 985,132
Pool# AO8036
4.50%, 7/1/2042 640,103 712,417
Pool# AP2092
4.50%, 8/1/2042 32,005 34,543
Pool# AP6579
3.50%, 9/1/2042 829,438 897,877
Pool# AL2782
4.50%, 9/1/2042 142,820 158,917
Pool# AB6524
3.50%, 10/1/2042 1,278,593 1,384,108
Pool# AB7074
3.00%, 11/1/2042 820,907 879,689
Pool# AP8785
3.00%, 11/1/2042 282,230 302,443
Pool# AL2677
3.50%, 11/1/2042 774,546 842,245
Pool# AB6786
3.50%, 11/1/2042 571,729 618,707
Pool# MA1273
3.50%, 12/1/2042 417,998 452,493
Pool# AR4210
3.50%, 1/1/2043 206,170 223,188
Pool# AT4040
3.00%, 3/1/2043 204,795 219,473

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 45
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AR8213
3.50%, 4/1/2043 207,234 225,352
Pool# AB9238
3.00%, 5/1/2043 1,055,448 1,141,280
Pool# AB9237
3.00%, 5/1/2043 766,935 832,596
Pool# AB9236
3.00%, 5/1/2043 247,264 268,926
Pool# AB9362
3.50%, 5/1/2043 1,140,204 1,246,882
Pool# AT4145
3.00%, 6/1/2043 286,849 310,179
Pool# AB9814
3.00%, 7/1/2043 975,835 1,055,193
Pool# AT6871
3.00%, 7/1/2043 172,632 184,794
Pool# AS0203
3.00%, 8/1/2043 714,320 772,414
Pool# AS0255
4.50%, 8/1/2043 329,596 366,843
Pool# AS0516
3.00%, 9/1/2043 625,377 671,252
Pool# AL4471
4.00%, 9/1/2043 432,433 481,787
Pool# AL6951
3.50%, 10/1/2043 686,374 742,593
Pool# BM4222
3.00%, 1/1/2044 863,854 925,061
Pool# AS2276
4.50%, 4/1/2044 569,388 633,260
Pool# AW1006
4.00%, 5/1/2044 176,088 197,316
Pool# AL7767
4.50%, 6/1/2044 52,512 58,404
Pool# AS3161
4.00%, 8/1/2044 1,160,468 1,264,752
Pool# BM4650
3.00%, 10/1/2044 1,575,103 1,686,919
Pool# CA0688
3.50%, 10/1/2044 514,917 556,961
Pool# BC5090
4.00%, 10/1/2044 150,689 163,639
Pool# AS3946
4.00%, 12/1/2044 1,393,986 1,541,681
Pool# AL8303
3.00%, 1/1/2045 282,308 302,444
Pool# BM4384
4.00%, 1/1/2045 525,130 576,032
Pool# BM3611
4.00%, 1/1/2045 476,045 520,374
Pool# BM3804
3.50%, 2/1/2045 174,930 189,172
Pool# AL9555
4.00%, 2/1/2045 2,909,180 3,189,243
Pool# AX9524
4.00%, 2/1/2045 1,334,374 1,495,202
Pool# AS4418
4.00%, 2/1/2045 950,795 1,065,378
Pool# AS4375
4.00%, 2/1/2045 644,238 721,885
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL6889
4.50%, 2/1/2045 168,780 189,183
Pool# BM3931
3.00%, 3/1/2045 775,115 830,007
Pool# AY1312
3.50%, 3/1/2045 2,352,241 2,571,178
Pool# AX9567
3.50%, 3/1/2045 125,334 137,000
Pool# BM4975
4.00%, 3/1/2045 251,838 275,380
Pool# AS4578
4.00%, 3/1/2045 170,980 190,705
Pool# BM3664
3.00%, 5/1/2045 859,052 919,891
Pool# AS4921
3.50%, 5/1/2045 1,207,320 1,312,345
Pool# AS5012
4.00%, 5/1/2045 1,813,320 2,031,869
Pool# BM5562
4.00%, 6/1/2045 349,615 383,568
Pool# AS5312
3.50%, 7/1/2045 243,701 264,902
Pool# AZ7111
4.00%, 7/1/2045 36,593 39,430
Pool# AZ9866
4.00%, 8/1/2045 29,807 31,967
Pool# AL7207
4.50%, 8/1/2045 204,662 229,410
Pool# AL9634
3.50%, 10/1/2045 166,104 179,682
Pool# BA2164
3.00%, 11/1/2045 214,251 227,268
Pool# AS6311
3.50%, 12/1/2045 2,792,299 2,989,727
Pool# AS6282
3.50%, 12/1/2045 1,924,483 2,091,915
Pool# BC0326
3.50%, 12/1/2045 1,577,253 1,688,855
Pool# BC0092
3.50%, 12/1/2045 139,412 149,302
Pool# BC0475
3.50%, 12/1/2045 87,003 93,196
Pool# AS6362
4.50%, 12/1/2045 44,557 49,295
Pool# AS6474
3.50%, 1/1/2046 369,874 408,020
Pool# AS6539
3.50%, 1/1/2046 340,178 375,303
Pool# AL9849
3.50%, 1/1/2046 242,939 262,775
Pool# AS6527
4.00%, 1/1/2046 375,309 404,468
Pool# BC0178
4.50%, 1/1/2046 9,905 10,755
Pool# BC1158
3.50%, 2/1/2046 2,184,198 2,341,013
Pool# BC2667
4.00%, 2/1/2046 58,129 62,801
Pool# BC0605
4.00%, 2/1/2046 36,183 38,709

46 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9781
4.50%, 2/1/2046 433,199 481,607
Pool# BC0300
3.50%, 3/1/2046 1,705,481 1,817,473
Pool# BM4621
3.50%, 3/1/2046 641,803 694,016
Pool# AS6833
3.50%, 3/1/2046 37,902 40,325
Pool# AS6795
4.00%, 3/1/2046 286,836 306,530
Pool# BA6972
4.00%, 3/1/2046 65,614 70,961
Pool# BC0311
4.50%, 3/1/2046 6,067 6,566
Pool# BC0823
3.50%, 4/1/2046 307,424 327,112
Pool# BA7692
3.50%, 4/1/2046 19,920 21,777
Pool# AS7026
4.00%, 4/1/2046 205,825 220,317
Pool# AS7171
3.50%, 5/1/2046 116,403 124,025
Pool# AS7251
4.00%, 5/1/2046 31,927 34,333
Pool# AS7387
3.50%, 6/1/2046 313,868 332,812
Pool# AL8833
4.00%, 6/1/2046 1,049,455 1,175,813
Pool# AS7593
3.50%, 7/1/2046 1,195,320 1,285,238
Pool# AS7594
3.50%, 7/1/2046 1,120,619 1,204,919
Pool# AS7545
3.50%, 7/1/2046 446,270 474,564
Pool# AL8824
3.50%, 7/1/2046 240,026 264,811
Pool# AS7490
3.50%, 7/1/2046 169,129 183,862
Pool# BC1452
4.00%, 7/1/2046 2,140,249 2,308,340
Pool# BD5180
4.50%, 7/1/2046 11,916 12,974
Pool# MA2705
3.00%, 8/1/2046 1,204,606 1,273,715
Pool# BC1489
3.00%, 8/1/2046 180,814 195,676
Pool# BD4890
3.50%, 8/1/2046 1,600,781 1,701,109
Pool# BC9501
3.50%, 8/1/2046 45,207 48,245
Pool# AS7760
4.00%, 8/1/2046 236,432 257,263
Pool# AS7648
4.00%, 8/1/2046 197,831 211,456
Pool# AS7795
4.00%, 8/1/2046 135,612 145,066
Pool# BD3911
4.00%, 8/1/2046 36,230 39,001
Pool# BD3923
4.00%, 8/1/2046 14,733 15,755
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS7770
4.50%, 8/1/2046 72,122 78,104
Pool# BD5232
4.50%, 8/1/2046 12,988 14,056
Pool# AL8947
3.50%, 9/1/2046 304,844 333,257
Pool# BD4944
3.50%, 9/1/2046 64,419 68,128
Pool# AL9263
3.00%, 10/1/2046 284,321 303,916
Pool# AL9234
3.50%, 10/1/2046 108,012 119,165
Pool# BM3932
3.50%, 10/1/2046 105,812 112,777
Pool# AS8125
3.50%, 10/1/2046 88,243 94,881
Pool# FM1871
4.00%, 10/1/2046 214,912 235,779
Pool# BC4766
4.50%, 10/1/2046 63,942 69,246
Pool# AS8154
4.50%, 10/1/2046 42,805 46,480
Pool# FM1368
3.00%, 11/1/2046 2,618,980 2,766,098
Pool# MA2806
3.00%, 11/1/2046 766,886 810,191
Pool# BC9003
3.00%, 11/1/2046 285,996 302,739
Pool# AS8369
3.50%, 11/1/2046 896,811 964,276
Pool# BE5067
3.50%, 11/1/2046 773,957 828,695
Pool# BE0065
3.50%, 11/1/2046 21,468 22,806
Pool# BE5038
4.00%, 11/1/2046 17,939 20,285
Pool# MA2833
3.00%, 12/1/2046 6,132,749 6,490,257
Pool# AS8483
3.00%, 12/1/2046 1,466,091 1,551,472
Pool# BC9067
3.00%, 12/1/2046 505,701 535,229
Pool# AS8488
3.00%, 12/1/2046 380,495 411,306
Pool# AS8509
3.00%, 12/1/2046 114,790 124,803
Pool# BM1121
3.50%, 12/1/2046 895,627 978,557
Pool# AS8572
3.50%, 12/1/2046 812,202 862,078
Pool# AS8492
3.50%, 12/1/2046 759,027 837,407
Pool# AS8417
3.50%, 12/1/2046 757,239 803,799
Pool# BE4224
3.50%, 12/1/2046 33,905 36,018
Pool# AS8650
3.00%, 1/1/2047 2,375,244 2,513,037
Pool# AL9697
3.00%, 1/1/2047 1,007,021 1,088,455

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 47
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8647
3.00%, 1/1/2047 736,202 786,941
Pool# BE5775
3.00%, 1/1/2047 690,332 730,430
Pool# AS8692
3.50%, 1/1/2047 528,739 560,493
Pool# AL9774
3.50%, 1/1/2047 476,461 528,656
Pool# BD2440
3.50%, 1/1/2047 448,377 475,697
Pool# BM3204
3.50%, 1/1/2047 408,549 450,459
Pool# BD2450
3.50%, 1/1/2047 358,240 380,571
Pool# BE6548
3.50%, 1/1/2047 130,074 137,997
Pool# BE7115
4.50%, 1/1/2047 18,878 20,438
Pool# BE6503
4.50%, 1/1/2047 17,543 19,089
Pool# BE5856
4.50%, 1/1/2047 14,603 15,807
Pool# BM3908
5.50%, 1/1/2047 66,789 76,679
Pool# MA2895
3.00%, 2/1/2047 7,286,255 7,708,071
Pool# BM3688
3.50%, 2/1/2047 1,035,460 1,105,614
Pool# BD5046
3.50%, 2/1/2047 218,605 232,141
Pool# BM5274
4.00%, 2/1/2047 197,382 212,252
Pool# BE8495
4.50%, 2/1/2047 12,827 13,875
Pool# BE7869
4.50%, 2/1/2047 5,129 5,548
Pool# AL9859
3.00%, 3/1/2047 2,370,289 2,507,644
Pool# AL9848
3.00%, 3/1/2047 753,734 797,603
Pool# AS8966
4.00%, 3/1/2047 135,096 143,967
Pool# BM5383
4.00%, 3/1/2047 100,791 110,825
Pool# AS8979
4.50%, 3/1/2047 108,414 119,844
Pool# BE9247
4.50%, 3/1/2047 11,901 12,858
Pool# BM3707
2.50%, 4/1/2047 308,454 326,702
Pool# AS9451
3.50%, 4/1/2047 370,358 390,710
Pool# AS9463
3.50%, 4/1/2047 299,601 327,345
Pool# BD7122
4.00%, 4/1/2047 1,612,248 1,717,895
Pool# AS9467
4.00%, 4/1/2047 566,339 618,561
Pool# AS9470
4.50%, 4/1/2047 369,575 408,541
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BH0304
4.50%, 4/1/2047 25,557 27,581
Pool# AS9562
3.00%, 5/1/2047 136,190 144,027
Pool# BM3237
3.50%, 5/1/2047 647,539 707,492
Pool# AS9577
3.50%, 5/1/2047 277,448 303,102
Pool# BM1268
4.00%, 5/1/2047 535,978 585,401
Pool# BE3670
3.50%, 6/1/2047 524,330 554,961
Pool# AS9794
3.50%, 6/1/2047 254,724 279,392
Pool# AS9747
4.00%, 6/1/2047 1,501,761 1,660,289
Pool# BM3549
4.00%, 6/1/2047 635,376 686,456
Pool# BE3702
4.00%, 6/1/2047 310,320 331,137
Pool# BM1295
4.50%, 6/1/2047 243,081 266,941
Pool# BE9624
4.50%, 6/1/2047 42,704 46,249
Pool# BM3801
3.00%, 7/1/2047 1,275,523 1,349,561
Pool# AS9938
3.50%, 7/1/2047 229,018 252,515
Pool# BM1551
3.50%, 7/1/2047 224,950 245,781
Pool# AS9909
3.50%, 7/1/2047 119,481 130,546
Pool# BM1492
4.00%, 7/1/2047 1,193,891 1,303,982
Pool# AS9973
4.00%, 7/1/2047 126,105 133,809
Pool# 890673
3.00%, 8/1/2047 627,536 664,299
Pool# MA3087
3.50%, 8/1/2047 809,638 854,956
Pool# CA0240
3.50%, 8/1/2047 348,994 368,266
Pool# BH7375
3.50%, 8/1/2047 230,155 242,996
Pool# BM1658
3.50%, 8/1/2047 213,110 231,550
Pool# CA0123
4.00%, 8/1/2047 783,969 866,729
Pool# BH2597
4.00%, 8/1/2047 774,808 824,741
Pool# BH5359
4.00%, 8/1/2047 322,392 346,837
Pool# CA0133
4.00%, 8/1/2047 181,378 193,033
Pool# BM5787
4.00%, 8/1/2047 35,259 37,944
Pool# CA0407
3.50%, 9/1/2047 740,013 781,921
Pool# BH4004
4.00%, 9/1/2047 706,439 751,950

48 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA0392
4.00%, 9/1/2047 389,495 413,789
Pool# BM3556
4.00%, 9/1/2047 197,976 223,616
Pool# CA0265
4.00%, 9/1/2047 113,989 121,284
Pool# CA0487
3.50%, 10/1/2047 1,859,298 1,967,635
Pool# BM1959
3.50%, 10/1/2047 581,793 641,483
Pool# CA0493
4.00%, 10/1/2047 866,023 921,026
Pool# CA0549
4.00%, 10/1/2047 672,888 713,852
Pool# BM3015
4.00%, 10/1/2047 249,320 279,271
Pool# CA0496
4.50%, 10/1/2047 300,087 336,097
Pool# CA0623
4.50%, 10/1/2047 111,721 120,486
Pool# CA0693
3.50%, 11/1/2047 1,182,822 1,252,170
Pool# CA0680
3.50%, 11/1/2047 301,135 332,032
Pool# BM3358
3.50%, 11/1/2047 265,065 292,181
Pool# CA0696
4.00%, 11/1/2047 1,529,194 1,621,806
Pool# CA0808
4.00%, 11/1/2047 253,158 269,948
Pool# BM3191
4.00%, 11/1/2047 244,016 260,298
Pool# BM3379
3.00%, 12/1/2047 888,489 950,946
Pool# BJ2492
3.50%, 12/1/2047 646,542 683,989
Pool# MA3211
4.00%, 12/1/2047 1,815,117 1,935,063
Pool# BJ1699
4.00%, 12/1/2047 347,210 390,184
Pool# MA3238
3.50%, 1/1/2048 1,121,374 1,182,798
Pool# CA0991
3.50%, 1/1/2048 556,841 613,973
Pool# CA1015
4.00%, 1/1/2048 672,358 716,831
Pool# CA1025
4.50%, 1/1/2048 1,105,169 1,190,062
Pool# CA1189
3.50%, 2/1/2048 3,800,423 4,026,279
Pool# BH9280
3.50%, 2/1/2048 1,294,180 1,413,686
Pool# CA1242
3.50%, 2/1/2048 251,789 279,297
Pool# MA3277
4.00%, 2/1/2048 42,193 44,815
Pool# BJ8271
4.50%, 2/1/2048 813,548 885,021
Pool# BJ8270
4.50%, 2/1/2048 480,102 530,551
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BK1586
4.50%, 2/1/2048 368,652 407,390
Pool# BJ8269
4.50%, 2/1/2048 357,581 400,342
Pool# CA4341
3.00%, 3/1/2048 298,844 315,271
Pool# MA3305
3.50%, 3/1/2048 129,539 136,713
Pool# BK1972
4.50%, 3/1/2048 114,017 128,272
Pool# BJ0640
5.00%, 3/1/2048 41,687 45,621
Pool# CA1510
3.50%, 4/1/2048 338,251 357,128
Pool# CA1531
3.50%, 4/1/2048 192,721 213,776
Pool# CA1551
4.00%, 4/1/2048 2,434,847 2,583,929
Pool# CA1560
4.50%, 4/1/2048 325,084 353,940
Pool# BJ2681
5.00%, 4/1/2048 139,220 152,097
Pool# MA3348
5.00%, 4/1/2048 24,896 27,223
Pool# BM4024
3.50%, 5/1/2048 129,576 143,732
Pool# MA3358
4.50%, 5/1/2048 638,446 690,446
Pool# MA3374
5.00%, 5/1/2048 51,409 56,210
Pool# CA1898
4.50%, 6/1/2048 336,434 372,399
Pool# CA1951
4.00%, 7/1/2048 600,488 636,811
Pool# BK6577
4.50%, 7/1/2048 45,236 48,608
Pool# CA1988
4.50%, 7/1/2048 16,190 17,383
Pool# BK4766
4.50%, 8/1/2048 583,402 644,710
Pool# CA2376
4.00%, 9/1/2048 738,790 782,953
Pool# MA3472
5.00%, 9/1/2048 53,669 58,644
Pool# MA3495
4.00%, 10/1/2048 858,958 909,368
Pool# BM4664
4.50%, 10/1/2048 206,403 227,770
Pool# FM1001
3.50%, 11/1/2048 149,770 158,406
Pool# MA3521
4.00%, 11/1/2048 891,194 943,505
Pool# MA3536
4.00%, 12/1/2048 663,070 701,888
Pool# BN0340
4.50%, 12/1/2048 970,592 1,041,773
Pool# CA2779
4.50%, 12/1/2048 767,703 842,345
Pool# BM5212
4.50%, 12/1/2048 313,224 336,478

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 49
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BN3944
4.00%, 1/1/2049 302,472 324,167
Pool# BN6135
4.00%, 2/1/2049 373,563 395,905
Pool# FM2337
4.50%, 2/1/2049 1,206,776 1,295,811
Pool# CA3387
4.00%, 4/1/2049 757,696 837,283
Pool# CA3394
5.00%, 4/1/2049 99,402 110,666
Pool# CA3489
4.00%, 5/1/2049 561,527 620,508
Pool# MA3665
4.50%, 5/1/2049 879,503 943,875
Pool# FM1051
4.50%, 5/1/2049 584,235 627,552
Pool# CA3669
4.00%, 6/1/2049 836,094 912,809
Pool# CA3639
4.00%, 6/1/2049 346,461 374,777
Pool# CA3825
4.00%, 7/1/2049 597,001 664,397
Pool# CA3844
4.50%, 7/1/2049 483,014 518,974
Pool# CA4030
4.00%, 8/1/2049 1,830,927 1,940,984
Pool# CA4035
4.50%, 8/1/2049 508,813 546,694
Pool# BO2258
3.00%, 10/1/2049 1,980,851 2,087,665
Pool# BO5494
3.00%, 11/1/2049 265,196 281,409
Pool# MA3835
3.50%, 11/1/2049 546,945 574,988
Pool# MA3836
4.00%, 11/1/2049 733,919 777,333
Pool# BO6220
3.00%, 12/1/2049 2,429,028 2,560,009
Pool# BO6225
3.00%, 12/1/2049 2,096,783 2,209,849
Pool# BO5380
3.00%, 12/1/2049 346,370 367,547
Pool# MA3873
4.00%, 12/1/2049 547,676 580,147
Pool# MA3902
2.50%, 1/1/2050 734,711 766,383
Pool# FM2432
3.00%, 2/1/2050 2,147,108 2,262,887
Pool# CA5152
3.00%, 2/1/2050 615,000 650,785
Pool# MA3939
3.50%, 2/1/2050 2,326,597 2,445,975
Pool# FM0077
3.00%, 3/1/2050 256,000 270,826
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.50%, 7/25/2035 11,399,000 11,934,219
3.00%, 7/25/2035 4,277,663 4,496,226
3.50%, 7/25/2035 1,593,000 1,673,708
4.00%, 7/25/2035 143,000 151,259
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
4.50%, 7/25/2035 215,000 226,174
5.00%, 7/25/2035 35,000 36,820
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.50%, 7/25/2050 35,206,000 36,702,257
3.00%, 7/25/2050 25,957,000 27,337,993
3.50%, 7/25/2050 12,263,050 12,897,759
4.00%, 7/25/2050 5,598,648 5,932,927
4.50%, 7/25/2050 700,000 752,117
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 489 520
Pool# 457801
7.00%, 8/15/2028 2,146 2,362
Pool# 486936
6.50%, 2/15/2029 1,100 1,268
Pool# 502969
6.00%, 3/15/2029 3,104 3,459
Pool# 487053
7.00%, 3/15/2029 999 1,098
Pool# 781014
6.00%, 4/15/2029 2,412 2,829
Pool# 509099
7.00%, 6/15/2029 3,029 3,120
Pool# 470643
7.00%, 7/15/2029 7,965 8,201
Pool# 434505
7.50%, 8/15/2029 52 53
Pool# 416538
7.00%, 10/15/2029 89 89
Pool# 524269
8.00%, 11/15/2029 3,615 3,630
Pool# 781124
7.00%, 12/15/2029 7,536 8,892
Pool# 507396
7.50%, 9/15/2030 38,996 40,834
Pool# 531352
7.50%, 9/15/2030 2,454 2,541
Pool# 536334
7.50%, 10/15/2030 173 178
Pool# 540659
7.00%, 1/15/2031 796 808
Pool# 486019
7.50%, 1/15/2031 887 927
Pool# 535388
7.50%, 1/15/2031 546 557
Pool# 537406
7.50%, 2/15/2031 313 314
Pool# 528589
6.50%, 3/15/2031 19,345 21,294
Pool# 508473
7.50%, 4/15/2031 3,781 4,093
Pool# 544470
8.00%, 4/15/2031 2,281 2,290
Pool# 781287
7.00%, 5/15/2031 3,707 4,425
Pool# 781319
7.00%, 7/15/2031 1,067 1,294

50 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 485879
7.00%, 8/15/2031 7,129 8,144
Pool# 572554
6.50%, 9/15/2031 42,692 48,360
Pool# 781328
7.00%, 9/15/2031 3,550 4,291
Pool# 550991
6.50%, 10/15/2031 707 798
Pool# 571267
7.00%, 10/15/2031 1,027 1,188
Pool# 555171
6.50%, 12/15/2031 1,252 1,379
Pool# 781380
7.50%, 12/15/2031 1,080 1,308
Pool# 781481
7.50%, 1/15/2032 4,965 6,092
Pool# 580972
6.50%, 2/15/2032 181 205
Pool# 781401
7.50%, 2/15/2032 3,222 3,913
Pool# 781916
6.50%, 3/15/2032 49,980 58,145
Pool# 552474
7.00%, 3/15/2032 4,676 5,473
Pool# 781478
7.50%, 3/15/2032 2,005 2,459
Pool# 781429
8.00%, 3/15/2032 3,546 4,367
Pool# 781431
7.00%, 4/15/2032 13,272 16,087
Pool# 552616
7.00%, 6/15/2032 38,370 44,612
Pool# 570022
7.00%, 7/15/2032 14,331 17,023
Pool# 595077
6.00%, 10/15/2032 7,130 8,321
Pool# 552903
6.50%, 11/15/2032 95,634 109,401
Pool# 552952
6.00%, 12/15/2032 5,255 5,967
Pool# 602102
6.00%, 2/15/2033 14,862 16,547
Pool# 588192
6.00%, 2/15/2033 4,115 4,609
Pool# 553144
5.50%, 4/15/2033 21,213 24,755
Pool# 604243
6.00%, 4/15/2033 9,788 11,664
Pool# 611526
6.00%, 5/15/2033 8,344 9,276
Pool# 553320
6.00%, 6/15/2033 22,911 27,315
Pool# 573916
6.00%, 11/15/2033 33,693 37,496
Pool# 604788
6.50%, 11/15/2033 75,566 87,865
Pool# 781688
6.00%, 12/15/2033 33,545 39,938
Pool# 604875
6.00%, 12/15/2033 27,239 32,450
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781690
6.00%, 12/15/2033 13,346 15,906
Pool# 781699
7.00%, 12/15/2033 5,014 5,889
Pool# 621856
6.00%, 1/15/2034 9,196 10,228
Pool# 564799
6.00%, 3/15/2034 32,869 37,325
Pool# 630038
6.50%, 8/15/2034 64,179 74,022
Pool# 781804
6.00%, 9/15/2034 37,820 45,053
Pool# 781847
6.00%, 12/15/2034 28,626 34,128
Pool# 486921
5.50%, 2/15/2035 11,636 13,575
Pool# 781902
6.00%, 2/15/2035 34,986 41,688
Pool# 781933
6.00%, 6/15/2035 4,064 4,837
Pool# 649513
5.50%, 10/15/2035 292,489 333,266
Pool# 649510
5.50%, 10/15/2035 143,892 167,251
Pool# 652207
5.50%, 3/15/2036 43,486 47,811
Pool# 655519
5.00%, 5/15/2036 20,269 22,174
Pool# 652539
5.00%, 5/15/2036 12,204 13,617
Pool# 606308
5.50%, 5/15/2036 18,632 21,350
Pool# 606314
5.50%, 5/15/2036 7,171 7,877
Pool# 657912
6.50%, 8/15/2036 4,675 5,146
Pool# 697957
4.50%, 3/15/2039 1,051,467 1,172,584
Pool# 704630
5.50%, 7/15/2039 48,358 55,710
Pool# 710724
4.50%, 8/15/2039 352,645 393,215
Pool# 722292
5.00%, 9/15/2039 621,488 704,434
Pool# 782803
6.00%, 11/15/2039 305,069 355,314
Pool# 736666
4.50%, 4/15/2040 850,837 948,546
Pool# 733312
4.00%, 9/15/2040 67,711 75,356
Pool# 742235
4.00%, 12/15/2040 192,977 209,642
Pool# 759075
4.00%, 1/15/2041 158,784 177,694
Pool# 742244
4.00%, 1/15/2041 154,895 172,450
Pool# 755958
4.00%, 1/15/2041 153,472 170,916
Pool# 755959
4.00%, 1/15/2041 151,010 168,997

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 51
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 753826
4.00%, 1/15/2041 69,470 77,337
Pool# 690662
4.00%, 1/15/2041 54,088 59,220
Pool# 719486
4.00%, 1/15/2041 18,486 19,657
Pool# 759207
4.00%, 2/15/2041 269,455 301,490
Pool# 757555
4.00%, 2/15/2041 31,362 34,463
Pool# 757557
4.00%, 2/15/2041 31,154 33,478
Pool# 738107
4.00%, 3/15/2041 402,734 442,566
Pool# 784637
4.00%, 8/15/2041 125,728 136,765
Pool# 778869
4.00%, 2/15/2042 230,939 253,803
Pool# 783745
3.50%, 3/15/2043 1,108,860 1,185,010
Pool# AD8789
3.50%, 3/15/2043 644,331 695,731
Pool# AD2254
3.50%, 3/15/2043 117,564 125,433
Pool# AA6403
3.00%, 5/15/2043 915,923 978,311
Pool# AD2411
3.50%, 5/15/2043 541,778 577,992
Pool# 783781
3.50%, 6/15/2043 427,423 456,774
Pool# 784015
3.00%, 7/15/2043 178,310 189,407
Pool# 784459
3.00%, 12/15/2046 467,430 494,475
Pool# 784293
3.00%, 12/15/2046 69,868 74,035
Pool# 784355
4.00%, 12/15/2046 236,957 256,373
Pool# 784500
3.00%, 2/15/2047 694,883 735,210
Pool# 784713
3.00%, 2/15/2047 163,345 172,823
Pool# 784458
3.50%, 12/15/2047 1,454,336 1,610,580
Pool# 784747
4.00%, 5/15/2048 343,213 363,734
Pool# 784715
4.00%, 5/15/2048 256,639 271,758
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 410,022 471,934
Pool# 4245
6.00%, 9/20/2038 161,092 185,056
Pool# 4559
5.00%, 10/20/2039 403,149 454,943
Pool# 4715
5.00%, 6/20/2040 102,377 115,529
Pool# 4747
5.00%, 7/20/2040 1,207,650 1,362,752
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 4771
4.50%, 8/20/2040 1,047,058 1,149,812
Pool# 4802
5.00%, 9/20/2040 776,991 876,594
Pool# 4834
4.50%, 10/20/2040 262,771 288,580
Pool# 737727
4.00%, 12/20/2040 1,393,294 1,554,825
Pool# 737730
4.00%, 12/20/2040 433,710 483,874
Pool# 4923
4.50%, 1/20/2041 401,232 448,550
Pool# 4978
4.50%, 3/20/2041 59,484 65,325
Pool# 5017
4.50%, 4/20/2041 635,153 697,534
Pool# 5056
5.00%, 5/20/2041 196,926 221,912
Pool# 5082
4.50%, 6/20/2041 238,170 261,564
Pool# 5175
4.50%, 9/20/2041 265,902 292,072
Pool# 675523
3.50%, 3/20/2042 275,781 297,009
Pool# 5332
4.00%, 3/20/2042 273,588 301,610
Pool# MA0392
3.50%, 9/20/2042 2,498,957 2,716,952
Pool# MA0462
3.50%, 10/20/2042 1,970,218 2,142,091
Pool# MA0534
3.50%, 11/20/2042 4,461,899 4,851,135
Pool# MA0625
3.50%, 12/20/2042 912,794 992,423
Pool# MA0698
3.00%, 1/20/2043 1,011,239 1,081,877
Pool# MA0852
3.50%, 3/20/2043 1,004,248 1,091,858
Pool# MA0934
3.50%, 4/20/2043 928,687 1,009,707
Pool# AF1001
3.50%, 6/20/2043 684,244 740,361
Pool# MA1376
4.00%, 10/20/2043 460,605 504,983
Pool# AJ9335
3.50%, 10/20/2044 96,976 104,444
Pool# MA2754
3.50%, 4/20/2045 830,179 888,688
Pool# MA2824
2.50%, 5/20/2045 737,983 785,373
Pool# MA2825
3.00%, 5/20/2045 1,803,741 1,924,600
Pool# AM4381
3.50%, 5/20/2045 840,323 899,339
Pool# MA2891
3.00%, 6/20/2045 3,071,969 3,276,768
Pool# MA2960
3.00%, 7/20/2045 1,012,707 1,081,479
Pool# AO1103
3.50%, 9/20/2045 1,388,026 1,494,931

52 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# AO1099
3.50%, 9/20/2045 613,087 660,495
Pool# MA3106
4.00%, 9/20/2045 238,271 258,074
Pool# MA3172
3.00%, 10/20/2045 480,420 512,257
Pool# MA3173
3.50%, 10/20/2045 340,027 364,875
Pool# MA3174
4.00%, 10/20/2045 28,668 31,105
Pool# MA3243
3.00%, 11/20/2045 895,585 954,512
Pool# MA3244
3.50%, 11/20/2045 875,232 937,085
Pool# MA3309
3.00%, 12/20/2045 1,555,720 1,657,261
Pool# MA3310
3.50%, 12/20/2045 644,276 689,869
Pool# MA3377
4.00%, 1/20/2046 127,179 137,539
Pool# 784119
3.00%, 2/20/2046 1,671,958 1,780,994
Pool# MA3521
3.50%, 3/20/2046 2,386,387 2,555,394
Pool# MA3522
4.00%, 3/20/2046 871,171 942,702
Pool# MA3596
3.00%, 4/20/2046 704,210 749,555
Pool# MA3597
3.50%, 4/20/2046 678,207 727,350
Pool# MA3662
3.00%, 5/20/2046 1,397,936 1,485,139
Pool# MA3735
3.00%, 6/20/2046 1,599,672 1,701,333
Pool# MA3736
3.50%, 6/20/2046 4,034,586 4,316,936
Pool# MA3804
4.00%, 7/20/2046 139,049 150,287
Pool# MA3873
3.00%, 8/20/2046 3,431,023 3,651,356
Pool# MA3876
4.50%, 8/20/2046 130,962 143,524
Pool# MA3936
3.00%, 9/20/2046 2,708,622 2,880,209
Pool# MA3939
4.50%, 9/20/2046 20,007 21,780
Pool# MA4006
4.50%, 10/20/2046 399,747 438,063
Pool# MA4068
3.00%, 11/20/2046 505,470 537,265
Pool# MA4069
3.50%, 11/20/2046 51,127 54,682
Pool# MA4070
4.00%, 11/20/2046 85,773 92,360
Pool# MA4071
4.50%, 11/20/2046 28,537 31,259
Pool# MA4126
3.00%, 12/20/2046 5,072,607 5,390,068
Pool# MA4127
3.50%, 12/20/2046 1,140,524 1,214,849
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4194
2.50%, 1/20/2047 1,064,250 1,128,593
Pool# MA4196
3.50%, 1/20/2047 324,082 344,666
Pool# MA4261
3.00%, 2/20/2047 1,252,986 1,330,836
Pool# MA4262
3.50%, 2/20/2047 5,133,674 5,481,859
Pool# MA4264
4.50%, 2/20/2047 35,189 38,614
Pool# MA4321
3.50%, 3/20/2047 2,699,196 2,871,503
Pool# MA4382
3.50%, 4/20/2047 469,770 501,323
Pool# AZ1974
3.50%, 4/20/2047 452,345 487,191
Pool# MA4383
4.00%, 4/20/2047 2,317,255 2,496,187
Pool# MA4384
4.50%, 4/20/2047 51,431 56,188
Pool# MA4509
3.00%, 6/20/2047 495,233 525,840
Pool# MA4511
4.00%, 6/20/2047 1,082,855 1,163,255
Pool# MA4512
4.50%, 6/20/2047 118,466 129,432
Pool# MA4585
3.00%, 7/20/2047 94,548 100,373
Pool# MA4587
4.00%, 7/20/2047 3,403,200 3,660,639
Pool# MA4652
3.50%, 8/20/2047 1,110,044 1,181,783
Pool# BC1888
3.50%, 8/20/2047 795,863 857,174
Pool# 784471
3.50%, 8/20/2047 653,263 699,507
Pool# MA4653
4.00%, 8/20/2047 165,241 177,752
Pool# 784408
3.50%, 10/20/2047 300,400 321,638
Pool# MA4780
4.50%, 10/20/2047 42,525 46,092
Pool# MA4836
3.00%, 11/20/2047 1,016,524 1,078,643
Pool# MA4837
3.50%, 11/20/2047 996,334 1,059,924
Pool# MA4838
4.00%, 11/20/2047 4,517,245 4,852,719
Pool# MA4899
3.00%, 12/20/2047 800,000 848,954
Pool# MA4900
3.50%, 12/20/2047 723,641 768,989
Pool# 784421
3.50%, 12/20/2047 424,886 454,915
Pool# MA4961
3.00%, 1/20/2048 1,501,252 1,592,896
Pool# MA4962
3.50%, 1/20/2048 1,412,412 1,501,344
Pool# MA5018
3.00%, 2/20/2048 383,757 407,183

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 53
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA5019
3.50%, 2/20/2048 76,498 81,353
Pool# MA5078
4.00%, 3/20/2048 2,961,971 3,167,761
Pool# 784480
3.50%, 4/20/2048 552,718 591,754
Pool# 784479
3.50%, 4/20/2048 347,112 371,706
Pool# 784481
3.50%, 4/20/2048 185,887 198,545
Pool# MA5137
4.00%, 4/20/2048 971,648 1,034,927
Pool# BD4034
4.00%, 4/20/2048 315,038 340,475
Pool# MA5138
4.50%, 4/20/2048 462,915 499,817
Pool# MA5192
4.00%, 5/20/2048 802,019 857,731
Pool# MA5265
4.50%, 6/20/2048 905,018 976,045
Pool# MA5331
4.50%, 7/20/2048 404,516 435,560
Pool# MA5398
4.00%, 8/20/2048 2,019,161 2,152,247
Pool# MA5399
4.50%, 8/20/2048 1,051,338 1,125,294
Pool# MA5466
4.00%, 9/20/2048 447,021 477,619
Pool# BJ2692
4.00%, 11/20/2048 225,406 239,105
Pool# MA5597
5.00%, 11/20/2048 40,938 44,613
Pool# MA5652
4.50%, 12/20/2048 521,493 560,197
Pool# 784656
4.50%, 12/20/2048 477,803 511,084
Pool# BK2856
4.50%, 12/20/2048 70,782 76,127
Pool# MA5653
5.00%, 12/20/2048 118,139 128,322
Pool# MA5712
5.00%, 1/20/2049 463,417 503,660
Pool# MA5818
4.50%, 3/20/2049 375,946 402,520
Pool# MA5878
5.00%, 4/20/2049 46,249 50,229
Pool# MA5987
4.50%, 6/20/2049 2,278,991 2,435,649
Pool# MA6041
4.50%, 7/20/2049 656,926 701,989
Pool# MA6092
4.50%, 8/20/2049 281,600 300,710
Pool# MA6285
4.00%, 11/20/2049 2,014,899 2,135,253
Pool# MA6339
3.50%, 12/20/2049 899,966 950,545
Pool# MA6409
3.00%, 1/20/2050 1,476,037 1,566,142
Pool# MA6410
3.50%, 1/20/2050 1,681,293 1,777,235
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA6474
3.00%, 2/20/2050 1,482,196 1,572,676
Pool# MA6657
3.50%, 5/20/2050 1,196,693 1,267,530
GNMA TBA
4.00%, 7/15/2049 764,000 808,602
4.50%, 7/15/2049 575,000 629,625
2.50%, 7/15/2050 1,798,000 1,892,676
3.00%, 7/15/2050 14,504,000 15,366,872
3.50%, 7/15/2050 2,466,750 2,602,902
Total Mortgage-Backed Securities
(cost $622,109,625)
647,740,269
Municipal Bonds 0.7%
California 0.3%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 167,943
Bay Area Toll Authority, RB
Series F-1, 2.57%,
4/1/2031 60,000 64,549
Series F-2, 6.26%,
4/1/2049 250,000 436,097
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 96,400
City of San Francisco
California Public Utilities
Commission Water
Revenue, RB, Series B,
6.00%, 11/1/2040 100,000 140,726
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 300,000 529,971
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 125,662
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 200,000 344,256
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 420,000 621,377
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 155,075
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 200,000 253,068
State of California, GO
7.55%, 4/1/2039 1,410,000 2,510,773
7.63%, 3/1/2040 425,000 750,206
University of California, RB
Series F, 5.95%, 5/15/2045 300,000 441,474

54 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
California
University of California, RB
(continued)
Series H, 6.55%, 5/15/2048 150,000 239,694
Series F, 6.58%, 5/15/2049 200,000 314,482
Series N, 3.26%, 5/15/2060 230,000 239,096
Series AQ, 4.77%,
5/15/2115 150,000 202,722
7,633,571
Connecticut 0.0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 500,000 677,170
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, Refunding, RB,
Series A, 6.66%, 4/1/2057 490,000 718,124
Illinois 0.1%
Chicago Transit Authority, RB,
Series A, 6.90%, 12/1/2040 300,000 413,139
State of Illinois, GO
4.95%, 6/1/2023 113,455 114,610
5.10%, 6/1/2033 945,000 958,655
1,486,404
Massachusetts 0.0%
†
Commonwealth of
Massachusetts, GO, Series
E, 4.20%, 12/1/2021 450,000 461,462
New Jersey 0.1%
New Jersey Economic
Development Authority, RB,
NATL-RE Insured, Series A,
7.43%, 2/15/2029 125,000 151,050
New Jersey State Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 745,655
New Jersey Transportation
Trust Fund Authority,
RB, 4.13%, 6/15/2042 30,000 27,942
Rutgers-State University of
New Jersey, RB, Series H,
5.67%, 5/1/2040 250,000 334,735
1,259,382
New York 0.1%
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 460,000 743,894
New York City Municipal
Water Finance Authority,
RB, Series AA, 5.44%,
6/15/2043 300,000 451,845
New York City Transitional
Finance Authority, RB,
Series B, 5.57%, 11/1/2038 500,000 691,190
Municipal Bonds
Principal
Amount ($) Value ($)
New York
New York State Dormitory
Authority, RB, 5.63%,
3/15/2039 250,000 324,310
Port Authority of New York &
New Jersey, RB, 6.04%,
12/1/2029 620,000 839,858
3,051,097
Ohio 0.0%
†
American Municipal Power
Inc., RB, Series E, 6.27%,
2/15/2050 165,000 231,099
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 124,782
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 150,000 213,750
569,631
South Carolina 0.0%
†
South Carolina State Public
Service Authority, RB,
Series C, 6.45%, 1/1/2050 100,000 156,317
Texas 0.1%
Dallas Area Rapid Transit, RB,
Series B, 6.00%, 12/1/2044 200,000 325,014
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 46,890
State of Texas, GO, Series A,
4.63%, 4/1/2033 350,000 440,888
Texas Transportation
Commission, RB, Series B,
5.18%, 4/1/2030 150,000 192,187
University of Texas System,
RB
Series A, 5.26%, 7/1/2039 260,000 368,217
Series C, 4.79%, 8/15/2046 200,000 270,214
1,643,410
Washington 0.0%
†
State of Washington Motor
Vehicle Fuel Tax, GO,
Series F, 5.14%, 8/1/2040 200,000 291,708
Total Municipal Bonds
(cost $13,443,288)
17,948,276
Supranational 1.4%
African Development Bank
0.75%, 4/3/2023 1,000,000 1,011,924
3.00%, 9/20/2023(b) 500,000 542,176
Asian Development Bank
2.00%, 2/16/2022 1,000,000 1,028,260
1.88%, 2/18/2022 500,000 513,208

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 55
Supranational
Principal
Amount ($) Value ($)
1.88%, 7/19/2022 500,000 516,144
2.75%, 3/17/2023 1,000,000 1,065,630
2.63%, 1/30/2024 1,000,000 1,080,251
1.50%, 10/18/2024 500,000 522,732
1.88%, 1/24/2030 500,000 545,060
Corp. Andina de Fomento,
4.38%, 6/15/2022 350,000 370,297
European Bank for
Reconstruction &
Development, 1.50%,
2/13/2025 1,000,000 1,041,989
European Investment Bank
1.38%, 9/15/2021(b) 2,000,000 2,027,131
2.25%, 3/15/2022 500,000 516,924
2.63%, 5/20/2022 1,000,000 1,044,362
2.50%, 3/15/2023(b) 500,000 530,073
1.38%, 5/15/2023(b) 3,000,000 3,093,144
2.38%, 5/24/2027(b) 2,000,000 2,231,460
Inter-American Development
Bank
1.75%, 4/14/2022 500,000 512,962
2.50%, 1/18/2023(b) 2,000,000 2,111,220
2.63%, 1/16/2024 1,000,000 1,079,201
1.75%, 3/14/2025 500,000 529,504
2.00%, 7/23/2026 1,000,000 1,079,375
2.25%, 6/18/2029 250,000 279,827
International Bank for
Reconstruction &
Development
2.75%, 7/23/2021 1,000,000 1,026,570
2.13%, 12/13/2021 2,000,000 2,053,545
2.00%, 1/26/2022 750,000 770,271
1.63%, 2/10/2022 500,000 510,951
2.13%, 7/1/2022 500,000 518,420
7.63%, 1/19/2023 973,000 1,153,120
3.00%, 9/27/2023 750,000 814,985
2.50%, 11/22/2027(b) 1,000,000 1,129,348
0.88%, 5/14/2030 1,000,000 998,063
International Finance Corp.,
1.13%, 7/20/2021 1,000,000 1,008,210
Nordic Investment Bank,
2.25%, 5/21/2024 500,000 534,962
Total Supranational
(cost $32,442,151)
33,791,299
U.S. Government Agency Securities 1.1%
FFCB, 2.85%, 9/20/2021 945,000 975,635
FHLB
3.63%, 6/11/2021 3,500,000 3,612,569
3.00%, 12/9/2022 1,535,000 1,636,216
2.75%, 12/13/2024 1,000,000 1,102,109
5.50%, 7/15/2036 1,500,000 2,344,806
FHLMC
0.25%, 6/26/2023 2,700,000 2,695,797
6.75%, 9/15/2029 557,000 839,771
6.25%, 7/15/2032 1,245,000 1,957,188
FNMA
1.25%, 8/17/2021 1,000,000 1,011,920
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FNMA
2.63%, 1/11/2022 1,055,000 1,094,072
2.38%, 1/19/2023 490,000 517,648
0.50%, 6/17/2025 1,000,000 1,000,382
6.25%, 5/15/2029 2,500,000 3,623,303
7.25%, 5/15/2030 2,000,000 3,172,164
Tennessee Valley Authority,
4.88%, 1/15/2048 500,000 766,236
Total U.S. Government Agency Securities
(cost $23,939,140)
26,349,816
U.S. Treasury Obligations 37.1%
U.S. Treasury Bonds
7.63%, 11/15/2022 (b) 2,000,000 2,354,453
6.25%, 8/15/2023 6,000,000 7,134,609
6.88%, 8/15/2025 (b) 449,000 599,099
6.00%, 2/15/2026 (b) 4,042,000 5,311,441
6.50%, 11/15/2026 3,000,000 4,149,844
5.50%, 8/15/2028 4,000,000 5,579,531
5.38%, 2/15/2031 3,000,000 4,458,047
5.00%, 5/15/2037 305,000 500,212
4.38%, 2/15/2038 250,000 388,584
4.25%, 5/15/2039 1,500,000 2,317,559
4.50%, 8/15/2039 1,080,000 1,720,111
4.38%, 11/15/2039 300,000 471,727
3.88%, 8/15/2040 1,000,000 1,490,234
4.25%, 11/15/2040 1,400,000 2,187,336
4.75%, 2/15/2041 2,000,000 3,318,359
3.75%, 8/15/2041 4,900,000 7,219,461
3.13%, 11/15/2041 7,100,000 9,614,398
3.13%, 2/15/2042 1,000,000 1,357,305
3.00%, 5/15/2042 1,000,000 1,331,367
2.75%, 8/15/2042 7,200,000 9,230,625
2.75%, 11/15/2042 1,500,000 1,921,172
3.13%, 2/15/2043 4,050,000 5,491,230
2.88%, 5/15/2043 5,350,000 6,989,064
3.63%, 2/15/2044 5,000,000 7,318,945
3.38%, 5/15/2044 4,000,000 5,657,500
3.13%, 8/15/2044 5,700,000 7,772,262
3.00%, 11/15/2044 5,500,000 7,363,555
2.50%, 2/15/2045 15,800,000 19,489,547
3.00%, 5/15/2045 5,500,000 7,384,609
2.88%, 8/15/2045 3,300,000 4,349,813
3.00%, 11/15/2045 (b) 7,600,000 10,243,969
2.50%, 2/15/2046 7,000,000 8,669,336
2.50%, 5/15/2046 3,000,000 3,720,820
2.88%, 11/15/2046 6,000,000 7,979,063
3.00%, 2/15/2047 5,000,000 6,811,328
3.00%, 5/15/2047 3,500,000 4,770,664
2.75%, 8/15/2047 4,500,000 5,879,707
2.75%, 11/15/2047 4,200,000 5,495,109
3.00%, 2/15/2048 2,000,000 2,737,891
3.38%, 11/15/2048 5,500,000 8,081,992
2.25%, 8/15/2049 4,500,000 5,411,777
2.38%, 11/15/2049 1,800,000 2,223,281
2.00%, 2/15/2050 (b) 500,000 572,617
1.25%, 5/15/2050 (b) 1,700,000 1,633,395

56 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.13%, 8/15/2021 1,500,000 1,532,578
1.13%, 9/30/2021 5,000,000 5,059,375
1.50%, 9/30/2021 5,000,000 5,082,422
2.13%, 9/30/2021 5,000,000 5,121,094
2.88%, 10/15/2021 16,000,000 16,555,625
1.25%, 10/31/2021 5,000,000 5,071,680
1.50%, 10/31/2021 12,000,000 12,211,875
2.88%, 11/15/2021 4,000,000 4,147,656
1.88%, 11/30/2021 4,000,000 4,096,250
1.63%, 12/31/2021 5,000,000 5,108,398
2.00%, 12/31/2021 6,000,000 6,163,594
2.50%, 1/15/2022 8,000,000 8,284,688
1.50%, 1/31/2022 3,000,000 3,062,461
1.75%, 2/28/2022 (b) 3,000,000 3,078,164
1.88%, 2/28/2022 8,000,000 8,225,625
1.75%, 3/31/2022 20,500,000 21,063,750
1.88%, 4/30/2022 2,500,000 2,577,637
1.75%, 5/15/2022 4,000,000 4,118,125
1.75%, 5/31/2022 17,000,000 17,511,992
2.13%, 6/30/2022 3,500,000 3,636,719
1.50%, 8/15/2022 (b) 30,000,000 30,848,437
1.75%, 9/30/2022 20,500,000 21,226,309
1.88%, 10/31/2022 6,000,000 6,237,891
2.00%, 10/31/2022 5,000,000 5,212,500
1.63%, 11/15/2022 1,300,000 1,344,687
2.00%, 11/30/2022 8,500,000 8,874,199
2.13%, 12/31/2022 (b) 10,000,000 10,487,109
1.75%, 1/31/2023 7,600,000 7,907,266
2.00%, 2/15/2023 6,000,000 6,286,172
1.50%, 2/28/2023 7,000,000 7,246,641
2.63%, 2/28/2023 5,000,000 5,325,586
1.50%, 3/31/2023 (b) 3,900,000 4,041,832
2.75%, 4/30/2023 5,000,000 5,362,500
1.75%, 5/15/2023 1,000,000 1,045,000
1.63%, 5/31/2023 2,000,000 2,084,219
2.75%, 8/31/2023 7,000,000 7,566,016
1.38%, 9/30/2023 (b) 3,500,000 3,635,215
1.63%, 10/31/2023 (b) 6,000,000 6,286,172
2.75%, 11/15/2023 5,000,000 5,428,516
2.13%, 11/30/2023 12,500,000 13,320,312
2.25%, 12/31/2023 4,000,000 4,286,250
2.63%, 12/31/2023 8,000,000 8,676,250
2.25%, 1/31/2024 5,500,000 5,902,187
2.50%, 1/31/2024 9,000,000 9,736,172
2.75%, 2/15/2024 2,500,000 2,729,590
2.00%, 4/30/2024 (b) 10,000,000 10,681,250
2.50%, 5/15/2024 7,000,000 7,616,055
2.00%, 5/31/2024 3,800,000 4,063,625
1.75%, 6/30/2024 (b) 6,000,000 6,364,453
2.13%, 7/31/2024 6,500,000 6,999,941
2.38%, 8/15/2024 24,353,000 26,495,303
1.50%, 9/30/2024 14,000,000 14,745,938
2.13%, 9/30/2024 9,000,000 9,715,781
1.50%, 10/31/2024 5,000,000 5,270,508
2.25%, 11/15/2024 7,550,000 8,207,971
2.13%, 11/30/2024 3,800,000 4,113,352
2.25%, 12/31/2024 5,000,000 5,446,680
2.00%, 2/15/2025 18,700,000 20,191,617
2.63%, 3/31/2025 4,300,000 4,776,527
2.13%, 5/15/2025 8,300,000 9,037,922
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.25%, 5/31/2025 7,500,000 7,490,918
2.88%, 7/31/2025 6,500,000 7,340,684
2.00%, 8/15/2025 21,000,000 22,796,484
2.75%, 8/31/2025 4,000,000 4,498,594
2.25%, 11/15/2025 8,500,000 9,364,277
1.63%, 2/15/2026 8,500,000 9,093,008
1.50%, 8/15/2026 9,700,000 10,335,426
1.38%, 8/31/2026 4,500,000 4,761,738
1.63%, 9/30/2026 10,000,000 10,738,281
1.63%, 10/31/2026 8,000,000 8,592,812
2.25%, 2/15/2027 1,200,000 1,340,484
2.38%, 5/15/2027 5,700,000 6,433,430
0.50%, 5/31/2027 1,000,000 1,001,016
2.25%, 8/15/2027 8,300,000 9,322,262
2.25%, 11/15/2027 12,890,000 14,517,363
2.75%, 2/15/2028 11,000,000 12,831,328
2.88%, 5/15/2028 10,000,000 11,801,562
2.88%, 8/15/2028 11,500,000 13,619,414
3.13%, 11/15/2028 7,000,000 8,463,164
2.63%, 2/15/2029 8,772,000 10,279,002
2.38%, 5/15/2029 5,700,000 6,578,156
1.63%, 8/15/2029 (b) 3,000,000 3,273,398
1.75%, 11/15/2029 (b) 5,250,000 5,796,328
0.63%, 5/15/2030 (b) 4,800,000 4,786,687
Total U.S. Treasury Obligations
(cost $809,887,256)
900,292,423
Repurchase Agreements 1.9%
Bank of America NA
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $4,574,943,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $4,666,430.
(h)(i) 4,574,931 4,574,931
BofA Securities, Inc.
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $2,000,005,
collateralized by U.S.
Government Agency
Securities, 0.15%,
maturing 12/14/2020; total
market value $2,040,189.
(h)(i) 2,000,000 2,000,000

NVIT Bond Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 57
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $10,000,025,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
5.00%, maturing 9/8/2020
- 7/20/2069; total market
value $10,200,026. (h)(i) 10,000,000 10,000,000
NatWest Markets Securities,
Inc.
0.08%, dated 6/30/2020,
due 7/7/2020, repurchase
price $15,000,234,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042;
total market value
$15,300,041. (h)(i) 15,000,000 15,000,000
Nomura Securities
International, Inc.
0.07%, dated 6/30/2020,
due 7/1/2020, repurchase
price $6,000,012,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 2.50%, maturing
8/31/2021 - 5/15/2050;
total market value
$6,120,000. (h)(i) 6,000,000 6,000,000
Pershing LLC
0.14%, dated 6/30/2020,
due 7/1/2020, repurchase
price $8,000,032,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
7/23/2020 - 12/20/2069;
total market value
$8,160,003. (h)(i) 8,000,000 8,000,000
Total Repurchase Agreements
(cost $45,574,931)
45,574,931
Total Investments Before TBA Sale
Commitments
(cost $2,258,405,224) — 101.1% $ 2,455,272,364
TBA Sale Commitments 0.0%
†
Principal
Amount ($) Value ($)
Mortgage-Backed Securities 0.0%
†
GNMA TBA
5.00%, 7/15/2049 (74,000)
(80,371)
Total TBA Sale Commitment
(cost $(80,475))
(80,371)
Liabilities in excess of other
assets — (1.1)% (25,595,278)
NET ASSETS — 100.0%
$ 2,429,596,715
† Amount rounds to less than 0.1%.
∞ Fair valued security.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 7 for further information. The interest rate shown was
the current rate as of June 30, 2020.
(b) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $150,488,317, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $45,574,931 and by $109,085,769 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.75%, and maturity dates ranging
from 7/7/2020 – 2/15/2050, a total value of $154,660,700.
(c) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at June 30, 2020 was
$20,490,459 which represents 0.84% of net assets.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2020.
(e) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2020.
(g) Investment in affiliate.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $45,574,931.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.

58 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Bond Index Fund
ACES Alternative Credit Enhancement Services
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
RE Reinsured
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT International Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 59
Common Stocks 98.5%
Shares Value ($)
AUSTRALIA 7.6%
Airlines 0.0%
†
Qantas Airways Ltd. 102,103 267,482
Banks 1.6%
Australia & New Zealand
Banking Group Ltd. 395,696 5,120,775
Commonwealth Bank of
Australia 245,589 11,827,431
National Australia Bank Ltd. 447,273 5,654,880
Westpac Banking Corp. 499,878 6,226,744
28,829,830
Beverages 0.1%
Coca-Cola Amatil Ltd. 72,409 434,051
Treasury Wine Estates Ltd.
(a) 101,563 735,221
1,169,272
Biotechnology 0.7%
CSL Ltd. 63,556 12,600,167
Capital Markets 0.3%
ASX Ltd. 27,522 1,626,301
Macquarie Group Ltd. 46,601 3,835,908
Magellan Financial Group
Ltd. 17,569 715,114
6,177,323
Chemicals 0.0%
†
Orica Ltd. 57,459 660,612
Commercial Services & Supplies 0.1%
Brambles Ltd. 212,645 1,599,698
Construction & Engineering 0.0%
†
CIMIC Group Ltd. 15,066 252,406
Diversified Financial Services 0.0%
†
AMP Ltd.* 496,740 636,849
Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd. 591,778 1,281,062
Electric Utilities 0.0%
†
AusNet Services 229,923 265,219
Equity Real Estate Investment Trusts (REITs) 0.4%
Dexus 155,960 993,873
Goodman Group 233,941 2,407,668
GPT Group (The) 280,256 810,211
Mirvac Group 559,264 841,836
Scentre Group 754,129 1,135,561
Stockland 323,316 742,641
Vicinity Centres 451,549 447,781
7,379,571
Food & Staples Retailing 0.4%
Coles Group Ltd. 186,710 2,217,916
Woolworths Group Ltd. 175,999 4,538,658
6,756,574
Gas Utilities 0.1%
APA Group 159,916 1,231,412
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 8,951 1,167,926
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 23,217 1,070,156
Sonic Healthcare Ltd. 61,346 1,295,079
2,365,235
Common Stocks
Shares Value ($)
AUSTRALIA
Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd. 81,700 1,444,874
Crown Resorts Ltd. 56,674 378,746
Tabcorp Holdings Ltd.(a) 270,158 632,645
2,456,265
Insurance 0.2%
Insurance Australia Group
Ltd. 328,839 1,314,494
Medibank Pvt Ltd. 361,858 748,649
QBE Insurance Group Ltd. 187,026 1,149,758
Suncorp Group Ltd. 178,185 1,140,806
4,353,707
Interactive Media & Services 0.1%
REA Group Ltd.(a) 6,874 514,483
SEEK Ltd.(a) 46,927 712,244
1,226,727
IT Services 0.1%
Afterpay Ltd.* 29,817 1,285,062
Computershare Ltd. 65,222 599,313
1,884,375
Metals & Mining 2.1%
BHP Group Ltd. 410,129 10,178,080
BHP Group plc 294,813 6,052,412
BlueScope Steel Ltd. 73,479 595,954
Evolution Mining Ltd. 226,051 903,707
Fortescue Metals Group Ltd. 236,416 2,268,461
Glencore plc* 1,395,134 2,953,011
Newcrest Mining Ltd. 109,302 2,436,916
Northern Star Resources Ltd. 103,317 983,426
Rio Tinto Ltd. 51,245 3,474,834
Rio Tinto plc 156,595 8,811,590
South32 Ltd. 663,557 939,589
39,597,980
Multiline Retail 0.3%
Wesfarmers Ltd. 157,314 4,886,125
Multi-Utilities 0.1%
AGL Energy Ltd. 92,812 1,094,630
Oil, Gas & Consumable Fuels 0.3%
Ampol Ltd. 35,128 713,601
Oil Search Ltd.(a) 275,478 606,643
Origin Energy Ltd. 247,443 1,002,364
Santos Ltd. 250,214 920,015
Washington H Soul Pattinson
& Co. Ltd.(a) 16,497 223,703
Woodside Petroleum Ltd. 133,959 2,013,229
5,479,555
Real Estate Management & Development 0.0%
†
Lendlease Group 92,526 794,064
Road & Rail 0.1%
Aurizon Holdings Ltd. 269,863 918,811
Software 0.0%
†
WiseTech Global Ltd. 20,023 267,799
Transportation Infrastructure 0.2%
Sydney Airport 163,982 642,949
Transurban Group 376,789 3,679,377
4,322,326
Wireless Telecommunication Services 0.0%
†
TPG Telecom Ltd.* 56,512 347,091

60 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
AUSTRALIA
Wireless Telecommunication Services
Tuas Ltd.* 28,256 13,162
360,253
140,283,255
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG 38,206 897,809
Raiffeisen Bank International
AG* 21,628 384,708
1,282,517
Electric Utilities 0.0%
†
Verbund AG(a) 10,390 464,692
Machinery 0.0%
†
ANDRITZ AG 9,818 357,061
Metals & Mining 0.0%
†
voestalpine AG(a) 15,613 335,442
Oil, Gas & Consumable Fuels 0.1%
OMV AG* 18,678 623,613
3,063,325
BELGIUM 0.9%
Banks 0.1%
KBC Group NV 35,497 2,033,054
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 106,674 5,257,600
Biotechnology 0.1%
Galapagos NV* 5,868 1,151,941
Chemicals 0.1%
Solvay SA 9,500 759,616
Umicore SA(a) 27,730 1,303,844
2,063,460
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert
SA(a) 11,402 955,352
Sofina SA 2,152 567,496
1,522,848
Diversified Telecommunication Services 0.0%
†
Proximus SADP 20,547 418,398
Electric Utilities 0.0%
†
Elia Group SA/NV 4,313 467,665
Food & Staples Retailing 0.0%
†
Colruyt SA 7,190 395,367
Insurance 0.1%
Ageas SA/NV 23,369 826,512
Media 0.0%
†
Telenet Group Holding NV 6,722 276,417
Pharmaceuticals 0.1%
UCB SA 17,974 2,080,470
16,493,732
CHILE 0.0%
†
Metals & Mining 0.0%
†
Antofagasta plc 55,475 643,357
Common Stocks
Shares Value ($)
CHINA 0.6%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 526,000 1,670,084
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 240,400 698,426
Biotechnology 0.1%
BeiGene Ltd., ADR*(a) 5,093 959,521
Food Products 0.1%
Wilmar International Ltd. 276,894 815,537
Internet & Direct Marketing Retail 0.3%
Prosus NV* 68,158 6,325,765
Machinery 0.0%
†
Yangzijiang Shipbuilding
Holdings Ltd. 368,300 246,070
10,715,403
DENMARK 2.3%
Air Freight & Logistics 0.2%
DSV Panalpina A/S 29,283 3,572,401
Banks 0.1%
Danske Bank A/S* 96,294 1,280,803
Beverages 0.1%
Carlsberg A/S, Class B 15,207 2,008,844
Biotechnology 0.2%
Genmab A/S* 8,873 2,968,207
Chemicals 0.2%
Chr Hansen Holding A/S 15,071 1,553,530
Novozymes A/S, Class B 30,356 1,754,249
3,307,779
Electric Utilities 0.2%
Orsted A/S Reg. S(b) 26,114 3,011,722
Electrical Equipment 0.1%
Vestas Wind Systems A/S 27,768 2,825,536
Health Care Equipment & Supplies 0.2%
Ambu A/S, Class B 22,792 716,370
Coloplast A/S, Class B 16,889 2,618,281
Demant A/S* 15,431 406,645
GN Store Nord A/S 17,876 951,829
4,693,125
Insurance 0.0%
†
Tryg A/S 17,002 491,915
Marine 0.1%
AP Moller - Maersk A/S,
Class A 442 479,384
AP Moller - Maersk A/S,
Class B 880 1,024,420
1,503,804
Pharmaceuticals 0.9%
H Lundbeck A/S 8,050 302,554
Novo Nordisk A/S, Class B 246,346 15,941,340
16,243,894

NVIT International Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
DENMARK
Textiles, Apparel & Luxury Goods 0.0%
†
Pandora A/S 12,932 702,036
42,610,066
FINLAND 1.2%
Banks 0.2%
Nordea Bank Abp 446,445 3,076,889
Communications Equipment 0.2%
Nokia OYJ 779,765 3,414,864
Diversified Telecommunication Services 0.1%
Elisa OYJ 20,221 1,229,134
Electric Utilities 0.1%
Fortum OYJ 59,926 1,136,876
Insurance 0.1%
Sampo OYJ, Class A 65,759 2,259,227
Machinery 0.2%
Kone OYJ, Class B 46,948 3,226,115
Metso OYJ(a) 14,356 469,798
Wartsila OYJ Abp (a) 56,217 464,045
4,159,958
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ 60,145 2,348,946
Paper & Forest Products 0.2%
Stora Enso OYJ, Class R 80,861 964,287
UPM- Kymmene OYJ 75,878 2,189,689
3,153,976
Pharmaceuticals 0.0%
†
Orion OYJ, Class B 14,258 689,325
21,469,195
FRANCE 10.5%
Aerospace & Defense 0.6%
Airbus SE* 82,013 5,835,943
Dassault Aviation SA* 375 345,276
Safran SA* 44,535 4,454,938
Thales SA 15,148 1,221,889
11,858,046
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA(a) 23,415 2,425,706
Faurecia SE* 10,680 416,389
Valeo SA 29,773 779,879
3,621,974
Automobiles 0.1%
Peugeot SA*(a) 83,612 1,357,239
Renault SA*(a) 27,165 687,612
2,044,851
Banks 0.5%
BNP Paribas SA* 157,505 6,243,987
Credit Agricole SA* 164,039 1,549,472
Societe Generale SA* 109,730 1,825,565
9,619,024
Beverages 0.3%
Pernod Ricard SA 29,664 4,662,271
Remy Cointreau SA(a) 3,224 438,669
5,100,940
Common Stocks
Shares Value ($)
FRANCE
Building Products 0.1%
Cie de Saint-Gobain* 70,026 2,516,912
Capital Markets 0.1%
Amundi SA Reg. S*(b) 8,626 674,717
Natixis SA* 133,561 347,989
1,022,706
Chemicals 0.6%
Air Liquide SA 65,967 9,505,113
Arkema SA 9,728 928,995
10,434,108
Construction & Engineering 0.5%
Bouygues SA* 31,088 1,060,472
Eiffage SA* 10,891 994,421
Vinci SA 72,019 6,622,779
8,677,672
Diversified Financial Services 0.0%
†
Eurazeo SE* 5,740 293,941
Wendel SE 3,809 362,673
656,614
Diversified Telecommunication Services 0.2%
Iliad SA(a) 2,027 395,073
Orange SA 277,874 3,319,532
3,714,605
Electric Utilities 0.0%
†
Electricite de France SA 85,083 783,523
Electrical Equipment 0.6%
Legrand SA 36,659 2,781,612
Schneider Electric SE 76,744 8,508,432
11,290,044
Electronic Equipment, Instruments & Components 0.1%
Ingenico Group SA*(a) 8,469 1,348,612
Entertainment 0.2%
Bollore SA 115,816 363,233
Ubisoft Entertainment SA* 13,025 1,072,735
Vivendi SA 117,801 3,019,378
4,455,346
Equity Real Estate Investment Trusts (REITs) 0.2%
Covivio 6,510 471,146
Gecina SA 6,194 764,604
ICADE 4,259 296,317
Klepierre SA 28,251 562,108
Unibail - Rodamco -Westfield 19,696 1,107,877
3,202,052
Food & Staples Retailing 0.1%
Carrefour SA(a) 83,797 1,293,601
Casino Guichard Perrachon
SA* 6,732 249,350
1,542,951
Food Products 0.3%
Danone SA 86,471 5,975,278
Health Care Equipment & Supplies 0.0%
†
BioMerieux 5,513 756,937
Health Care Providers & Services 0.0%
†
Orpea 7,217 833,592
Hotels, Restaurants & Leisure 0.1%
Accor SA*(a) 23,781 645,250

62 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Hotels, Restaurants & Leisure
La Francaise des Jeux
SAEM Reg. S(b) 11,999 369,748
Sodexo SA 12,578 849,648
1,864,646
Household Durables 0.0%
†
SEB SA 3,176 524,385
Insurance 0.3%
AXA SA(a) 269,999 5,634,641
CNP Assurances* 24,003 275,827
SCOR SE* 20,523 561,665
6,472,133
IT Services 0.4%
Atos SE* 13,494 1,148,527
Capgemini SE 21,723 2,484,906
Edenred 34,575 1,510,473
Worldline SA Reg. S*(b) 19,142 1,653,808
6,797,714
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 3,890 981,890
Machinery 0.1%
Alstom SA 27,105 1,258,974
Media 0.1%
JCDecaux SA*(a) 10,440 193,909
Publicis Groupe SA 29,921 967,249
1,161,158
Multi-Utilities 0.3%
Engie SA* 253,070 3,123,725
Suez SA 48,076 562,904
Veolia Environnement SA(a) 76,612 1,720,764
5,407,393
Oil, Gas & Consumable Fuels 0.7%
TOTAL SA 345,081 13,144,000
Personal Products 0.6%
L'Oreal SA(a) 35,092 11,250,148
Pharmaceuticals 0.9%
Ipsen SA 5,106 433,566
Sanofi 157,022 15,975,269
16,408,835
Professional Services 0.2%
Bureau Veritas SA* 41,762 879,892
Teleperformance * 8,348 2,116,416
2,996,308
Software 0.2%
Dassault Systemes SE 18,145 3,127,177
Textiles, Apparel & Luxury Goods 1.7%
EssilorLuxottica SA* 39,686 5,089,845
Hermes International 4,395 3,668,168
Kering SA 10,610 5,763,031
LVMH Moet Hennessy Louis
Vuitton SE 38,671 16,937,856
31,458,900
Transportation Infrastructure 0.1%
Aeroports de Paris(a) 3,812 390,824
Getlink SE* 62,816 905,307
1,296,131
193,605,579
Common Stocks
Shares Value ($)
GERMANY 9.0%
Aerospace & Defense 0.1%
MTU Aero Engines AG 7,417 1,281,856
Air Freight & Logistics 0.3%
Deutsche Post AG
(Registered) 137,422 5,013,109
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)* 33,579 336,509
Auto Components 0.1%
Continental AG 15,638 1,527,438
Automobiles 0.7%
Bayerische Motoren Werke
AG 45,509 2,899,340
Bayerische Motoren Werke
AG (Preference) 8,279 400,667
Daimler AG (Registered) 119,486 4,843,190
Porsche Automobil Holding
SE (Preference)* 20,799 1,191,994
Volkswagen AG 4,587 736,243
Volkswagen AG (Preference) 25,685 3,884,296
13,955,730
Banks 0.0%
†
Commerzbank AG* 141,588 630,375
Capital Markets 0.4%
Deutsche Bank AG
(Registered)* 269,484 2,555,243
Deutsche Boerse AG 26,388 4,769,604
7,324,847
Chemicals 0.6%
BASF SE 127,325 7,114,916
Covestro AG Reg. S(b) 25,027 949,806
Evonik Industries AG 30,418 770,586
Fuchs Petrolub SE
(Preference) 9,360 375,481
LANXESS AG 12,240 643,398
Symrise AG 17,591 2,040,902
11,895,089
Construction & Engineering 0.0%
†
Hochtief AG 3,883 343,678
Construction Materials 0.1%
HeidelbergCement AG 21,030 1,120,509
Diversified Telecommunication Services 0.5%
Deutsche Telekom AG
(Registered) 462,134 7,730,303
Telefonica Deutschland
Holding AG 145,367 428,792
United Internet AG
(Registered) 14,206 599,445
8,758,540
Food & Staples Retailing 0.0%
†
METRO AG 24,174 228,384
Health Care Equipment & Supplies 0.2%
Carl Zeiss Meditec AG 5,750 560,269
Sartorius AG (Preference) 5,004 1,643,946

NVIT International Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 63
Common Stocks
Shares Value ($)
GERMANY
Health Care Equipment & Supplies
Siemens Healthineers AG
Reg. S(b) 19,919 953,958
3,158,173
Health Care Providers & Services 0.3%
Fresenius Medical Care AG
& Co. KGaA 30,295 2,582,881
Fresenius SE & Co. KGaA 57,614 2,843,875
5,426,756
Household Products 0.2%
Henkel AG & Co. KGaA 14,686 1,220,492
Henkel AG & Co. KGaA
(Preference) 24,349 2,263,610
3,484,102
Independent Power and Renewable Electricity Producers
0.0%
†
Uniper SE 27,051 873,008
Industrial Conglomerates 0.7%
Siemens AG (Registered) 106,807 12,546,379
Insurance 1.0%
Allianz SE (Registered) 57,933 11,816,811
Hannover Rueck SE 8,307 1,428,828
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 20,100 5,216,458
18,462,097
Interactive Media & Services 0.1%
Scout24 AG Reg. S(b) 15,022 1,167,588
Internet & Direct Marketing Retail 0.2%
Delivery Hero SE Reg. S*(b) 17,871 1,820,826
Zalando SE Reg. S*(b) 21,180 1,489,565
3,310,391
Machinery 0.1%
GEA Group AG 22,717 716,933
KION Group AG 9,280 569,697
Knorr- Bremse AG* 6,909 699,054
1,985,684
Metals & Mining 0.0%
†
thyssenkrupp AG* 57,814 408,861
Multi-Utilities 0.3%
E.ON SE 311,032 3,496,858
RWE AG 80,368 2,811,583
6,308,441
Personal Products 0.1%
Beiersdorf AG 14,245 1,616,165
Pharmaceuticals 0.6%
Bayer AG (Registered) 136,940 10,051,339
Merck KGaA 18,374 2,130,089
12,181,428
Real Estate Management & Development 0.5%
Aroundtown SA* 167,240 957,239
Deutsche Wohnen SE 47,708 2,140,213
LEG Immobilien AG 9,634 1,222,259
Vonovia SE 71,532 4,381,825
8,701,536
Common Stocks
Shares Value ($)
GERMANY
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG 172,216 4,025,256
Software 1.2%
Nemetschek SE 8,062 553,150
SAP SE 145,086 20,195,327
TeamViewer AG Reg. S* 18,149 990,180
21,738,657
Textiles, Apparel & Luxury Goods 0.4%
adidas AG* 26,581 6,954,114
Puma SE* 10,937 843,413
7,797,527
Trading Companies & Distributors 0.1%
Brenntag AG 21,834 1,146,220
Transportation Infrastructure 0.0%
†
Fraport AG Frankfurt Airport
Services Worldwide* 5,583 243,271
166,997,604
HONG KONG 2.8%
Banks 0.1%
Bank of East Asia Ltd. (The) 193,340 441,943
Hang Seng Bank Ltd.(a) 103,400 1,745,835
2,187,778
Capital Markets 0.4%
Hong Kong Exchanges &
Clearing Ltd. 167,800 7,151,416
Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd. 529,220 777,894
PCCW Ltd. 513,000 292,709
1,070,603
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 90,500 466,280
CLP Holdings Ltd. 225,000 2,203,368
HK Electric Investments &
HK Electric Investments
Ltd. Reg. S 401,000 416,572
Power Assets Holdings Ltd. 188,000 1,020,904
4,107,124
Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT 289,600 2,363,077
Food & Staples Retailing 0.0%
†
Dairy Farm International
Holdings Ltd. 50,400 234,715
Food Products 0.1%
WH Group Ltd. Reg. S(b) 1,360,000 1,167,132
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 1,519,587 2,349,884
Hotels, Restaurants & Leisure 0.0%
†
Melco Resorts &
Entertainment Ltd., ADR 29,570 458,926
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 28,900 1,199,639
Jardine Matheson Holdings
Ltd. 2,400 100,295

64 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
HONG KONG
Industrial Conglomerates
Jardine Strategic Holdings
Ltd. 26,100 543,924
Jardine Strategic Holdings
Ltd. 4,100 88,499
NWS Holdings Ltd. 209,836 181,295
2,113,652
Insurance 0.8%
AIA Group Ltd. 1,682,600 15,660,073
Machinery 0.1%
Techtronic Industries Co. Ltd. 191,000 1,863,344
Real Estate Management & Development 0.6%
CK Asset Holdings Ltd. 367,516 2,185,422
Hang Lung Properties Ltd.(a) 278,000 659,041
Henderson Land
Development Co. Ltd. 205,775 779,251
Hongkong Land Holdings
Ltd. 156,800 617,792
Hongkong Land Holdings
Ltd. 8,100 33,526
Kerry Properties Ltd. 92,000 237,692
New World Development Co.
Ltd. 216,231 1,027,771
Sino Land Co. Ltd. 435,000 547,713
Sun Hung Kai Properties Ltd. 182,000 2,319,443
Swire Pacific Ltd., Class A 73,500 388,776
Swire Properties Ltd.(a) 172,000 436,797
Wharf Real Estate
Investment Co. Ltd.(a) 232,500 1,109,584
10,342,808
Road & Rail 0.1%
MTR Corp. Ltd. 209,000 1,081,021
Semiconductors & Semiconductor Equipment 0.0%
†
ASM Pacific Technology Ltd. 44,200 467,156
52,618,709
IRELAND 0.7%
Building Products 0.1%
Kingspan Group plc(a) 21,855 1,406,466
Construction Materials 0.2%
CRH plc 108,915 3,725,210
Containers & Packaging 0.1%
Smurfit Kappa Group plc 31,847 1,062,757
Food Products 0.1%
Kerry Group plc, Class A 21,949 2,730,608
Hotels, Restaurants & Leisure 0.2%
Flutter Entertainment plc 21,542 2,827,670
Trading Companies & Distributors 0.0%
†
AerCap Holdings NV* 17,830 549,164
12,301,875
ISRAEL 0.6%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 3,266 449,498
Banks 0.2%
Bank Hapoalim BM 158,119 947,067
Common Stocks
Shares Value ($)
ISRAEL
Banks
Bank Leumi Le-Israel BM 199,335 1,004,405
Israel Discount Bank Ltd.,
Class A 166,310 508,889
Mizrahi Tefahot Bank Ltd. 19,992 376,304
2,836,665
Chemicals 0.0%
†
ICL Group Ltd. 100,608 299,483
IT Services 0.1%
Wix.com Ltd.* 6,636 1,700,276
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 156,445 1,928,967
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 5,444 246,584
Software 0.2%
Check Point Software
Technologies Ltd.* 16,206 1,741,011
Nice Ltd.* 8,833 1,668,553
3,409,564
10,871,037
ITALY 2.0%
Aerospace & Defense 0.0%
†
Leonardo SpA 55,288 365,789
Auto Components 0.0%
†
Pirelli & C SpA Reg. S*(b) 43,443 183,995
Automobiles 0.2%
Ferrari NV 17,144 2,921,252
Banks 0.5%
FinecoBank Banca Fineco
SpA * 84,711 1,141,490
Intesa Sanpaolo SpA * 2,071,462 3,957,243
Mediobanca Banca di
Credito Finanziario SpA 82,467 590,891
UniCredit SpA *(a) 296,207 2,719,355
8,408,979
Beverages 0.0%
†
Davide Campari-Milano SpA 82,036 690,408
Diversified Telecommunication Services 0.1%
Infrastrutture Wireless
Italiane SpA Reg. S(b) 33,506 335,526
Telecom Italia SpA (a) 2,180,253 850,873
1,186,399
Electric Utilities 0.6%
Enel SpA 1,144,251 9,857,922
Terna Rete Elettrica
Nazionale SpA 198,839 1,365,159
11,223,081
Electrical Equipment 0.0%
†
Prysmian SpA (a) 35,202 814,317
Gas Utilities 0.1%
Snam SpA 276,727 1,345,958
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 3,515 672,379

NVIT International Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
ITALY
Insurance 0.2%
Assicurazioni Generali SpA 156,215 2,360,808
Poste Italiane SpA Reg. S(b) 75,765 657,882
3,018,690
IT Services 0.0%
†
Nexi SpA Reg. S*(b) 43,821 756,986
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 352,827 3,359,715
Pharmaceuticals 0.0%
†
Recordati SpA 14,710 733,940
Textiles, Apparel & Luxury Goods 0.0%
†
Moncler SpA * 25,213 962,699
Transportation Infrastructure 0.1%
Atlantia SpA * 70,438 1,129,717
37,774,304
JAPAN 25.0%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd. 20,600 672,118
Yamato Holdings Co. Ltd.(a) 44,900 970,525
1,642,643
Airlines 0.0%
†
ANA Holdings, Inc.*(a) 16,200 368,428
Japan Airlines Co. Ltd. 15,686 282,746
651,174
Auto Components 0.5%
Aisin Seiki Co. Ltd. 22,800 664,431
Bridgestone Corp.(a) 74,700 2,403,487
Denso Corp. 59,100 2,305,572
JTEKT Corp. 28,700 223,014
Koito Manufacturing Co. Ltd. 15,600 627,977
NGK Spark Plug Co. Ltd. 22,800 326,658
Stanley Electric Co. Ltd. 17,200 414,203
Sumitomo Electric Industries
Ltd. 107,300 1,234,179
Sumitomo Rubber Industries
Ltd. 26,300 259,049
Toyoda Gosei Co. Ltd. 8,700 180,992
Toyota Industries Corp. 20,700 1,095,980
Yokohama Rubber Co. Ltd.
(The)(a) 16,700 234,678
9,970,220
Automobiles 1.7%
Honda Motor Co. Ltd.(a) 228,300 5,836,662
Isuzu Motors Ltd. 77,500 699,851
Mazda Motor Corp. 80,380 481,946
Mitsubishi Motors Corp.(a) 90,299 222,870
Nissan Motor Co. Ltd.(a) 316,600 1,172,666
Subaru Corp. 87,500 1,819,659
Suzuki Motor Corp.(a) 52,400 1,777,938
Toyota Motor Corp. 294,594 18,480,363
Yamaha Motor Co. Ltd. 36,300 568,746
31,060,701
Banks 1.2%
Aozora Bank Ltd.(a) 18,000 313,357
Bank of Kyoto Ltd. (The) 6,500 230,345
Chiba Bank Ltd. (The) 78,900 371,899
Common Stocks
Shares Value ($)
JAPAN
Banks
Concordia Financial Group
Ltd. 148,900 476,670
Fukuoka Financial Group,
Inc. 24,900 392,974
Japan Post Bank Co. Ltd. 57,700 429,069
Mebuki Financial Group, Inc. 118,700 275,164
Mitsubishi UFJ Financial
Group, Inc. 1,706,567 6,674,682
Mizuho Financial Group, Inc. 3,366,224 4,127,924
Resona Holdings, Inc.(a) 295,600 1,008,676
Seven Bank Ltd. 65,300 178,622
Shinsei Bank Ltd. 24,400 293,826
Shizuoka Bank Ltd. (The) 67,300 432,578
Sumitomo Mitsui Financial
Group, Inc. 182,453 5,131,152
Sumitomo Mitsui Trust
Holdings, Inc. 47,140 1,323,005
21,659,943
Beverages 0.3%
Asahi Group Holdings Ltd.(a) 51,600 1,807,715
Coca-Cola Bottlers Japan
Holdings, Inc.(a) 18,000 326,240
Ito En Ltd. 7,500 422,811
Kirin Holdings Co. Ltd.(a) 113,200 2,387,266
Suntory Beverage & Food
Ltd. 19,600 764,288
5,708,320
Biotechnology 0.0%
†
PeptiDream , Inc.* 13,300 609,306
Building Products 0.4%
AGC, Inc.(a) 27,000 768,061
Daikin Industries Ltd. 34,700 5,579,975
LIXIL Group Corp. 37,500 524,067
TOTO Ltd. 18,700 716,679
7,588,782
Capital Markets 0.3%
Daiwa Securities Group, Inc. 198,000 826,004
Japan Exchange Group, Inc. 71,300 1,647,055
Nomura Holdings, Inc. 434,100 1,942,728
SBI Holdings, Inc. 33,290 719,267
5,135,054
Chemicals 1.0%
Air Water, Inc. 22,500 317,365
Asahi Kasei Corp. 180,200 1,464,046
Daicel Corp. 38,100 294,395
JSR Corp. 27,000 521,052
Kansai Paint Co. Ltd. 26,100 550,115
Kuraray Co. Ltd.(a) 42,900 447,696
Mitsubishi Chemical Holdings
Corp. 180,900 1,052,844
Mitsubishi Gas Chemical
Co., Inc. 23,500 355,490
Mitsui Chemicals, Inc. 25,900 539,842
Nippon Paint Holdings Co.
Ltd.(a) 20,700 1,502,323
Nissan Chemical Corp.(a) 16,500 845,169
Nitto Denko Corp. 22,300 1,261,855
Shin-Etsu Chemical Co. Ltd. 49,400 5,774,787

66 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Showa Denko KK(a) 16,900 378,896
Sumitomo Chemical Co. Ltd. 210,600 629,353
Taiyo Nippon Sanso Corp. 20,000 334,092
Teijin Ltd. 22,800 362,378
Toray Industries, Inc. 196,000 923,182
Tosoh Corp. 38,100 519,582
18,074,462
Commercial Services & Supplies 0.3%
Dai Nippon Printing Co. Ltd. 32,400 742,092
Park24 Co. Ltd. 17,700 302,899
Secom Co. Ltd.(a) 29,800 2,603,630
Sohgo Security Services Co.
Ltd. 10,200 474,800
Toppan Printing Co. Ltd. 35,300 588,469
4,711,890
Construction & Engineering 0.2%
JGC Holdings Corp. 32,100 337,878
Kajima Corp. 62,100 739,658
Obayashi Corp. 92,600 865,949
Shimizu Corp. 82,600 678,084
Taisei Corp. 27,200 989,132
3,610,701
Construction Materials 0.0%
†
Taiheiyo Cement Corp. 16,100 372,311
Consumer Finance 0.0%
†
Acom Co. Ltd.(a) 59,900 228,320
Diversified Consumer Services 0.0%
†
Benesse Holdings, Inc. 11,100 298,494
Diversified Financial Services 0.2%
Mitsubishi UFJ Lease &
Finance Co. Ltd. 47,300 223,872
ORIX Corp. 188,300 2,321,800
Tokyo Century Corp.(a) 6,400 327,278
2,872,950
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 179,856 4,187,082
Electric Utilities 0.2%
Chubu Electric Power Co.,
Inc. 89,700 1,128,272
Chugoku Electric Power Co.,
Inc. (The) 39,100 522,079
Kansai Electric Power Co.,
Inc. (The)(a) 99,500 964,108
Kyushu Electric Power Co.,
Inc. 48,400 406,043
Tohoku Electric Power Co.,
Inc. 58,900 560,141
Tokyo Electric Power Co.
Holdings, Inc.* 204,100 626,394
4,207,037
Electrical Equipment 0.4%
Fuji Electric Co. Ltd. 18,000 491,963
Mitsubishi Electric Corp. 252,900 3,283,992
Nidec Corp. 62,000 4,139,547
7,915,502
Common Stocks
Shares Value ($)
JAPAN
Electronic Equipment, Instruments & Components 1.5%
Hamamatsu Photonics KK 18,800 814,097
Hirose Electric Co. Ltd. 4,394 481,662
Hitachi Ltd. 134,500 4,246,090
Keyence Corp. 25,344 10,581,684
Kyocera Corp. 45,600 2,481,167
Murata Manufacturing Co.
Ltd. 80,100 4,693,393
Omron Corp. 25,300 1,695,019
Shimadzu Corp. 31,500 837,944
TDK Corp. 18,400 1,824,074
Yokogawa Electric Corp. 34,900 544,268
28,199,398
Entertainment 0.5%
Konami Holdings Corp.(a) 12,300 409,729
Nexon Co. Ltd. 66,300 1,497,434
Nintendo Co. Ltd. 15,600 6,941,454
Square Enix Holdings Co.
Ltd. 12,900 650,613
Toho Co. Ltd. 15,600 563,301
10,062,531
Equity Real Estate Investment Trusts (REITs) 0.4%
Daiwa House REIT
Investment Corp. 289 680,650
GLP J-REIT 508 737,672
Japan Prime Realty
Investment Corp. 108 318,306
Japan Real Estate
Investment Corp. 185 948,883
Japan Retail Fund
Investment Corp. 360 449,525
Nippon Building Fund, Inc. 176 1,001,838
Nippon Prologis REIT, Inc. 289 878,324
Nomura Real Estate Master
Fund, Inc. 597 717,039
Orix JREIT, Inc. 367 481,639
United Urban Investment
Corp. 395 424,722
6,638,598
Food & Staples Retailing 0.5%
Aeon Co. Ltd. 93,400 2,169,413
Cosmos Pharmaceutical
Corp. 2,800 429,133
FamilyMart Co. Ltd. 34,800 597,201
Kobe Bussan Co. Ltd. 8,600 484,810
Lawson, Inc. 6,200 310,871
Seven & i Holdings Co. Ltd. 104,700 3,416,774
Sundrug Co. Ltd. 10,800 356,841
Tsuruha Holdings, Inc. 4,700 646,952
Welcia Holdings Co. Ltd. 7,200 580,488
8,992,483
Food Products 0.4%
Ajinomoto Co., Inc. 62,600 1,040,035
Calbee , Inc. 11,500 317,997
Kikkoman Corp. 20,100 967,949
MEIJI Holdings Co. Ltd. 15,480 1,231,010
NH Foods Ltd. 12,300 493,488
Nisshin Seifun Group, Inc. 26,923 401,682
Nissin Foods Holdings Co.
Ltd. 8,900 787,756

NVIT International Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
JAPAN
Food Products
Toyo Suisan Kaisha Ltd. 12,700 709,011
Yakult Honsha Co. Ltd.(a) 16,800 988,829
Yamazaki Baking Co. Ltd. 17,300 297,231
7,234,988
Gas Utilities 0.2%
Osaka Gas Co. Ltd. 53,000 1,045,524
Toho Gas Co. Ltd. 10,700 534,831
Tokyo Gas Co. Ltd. 54,200 1,296,291
2,876,646
Health Care Equipment & Supplies 0.8%
Asahi Intecc Co. Ltd. 25,800 733,115
Hoya Corp. 52,800 5,056,391
Olympus Corp. 160,200 3,085,490
Sysmex Corp. 23,800 1,827,998
Terumo Corp. 89,300 3,380,716
14,083,710
Health Care Providers & Services 0.1%
Alfresa Holdings Corp. 24,400 507,960
Medipal Holdings Corp. 25,500 490,907
Suzuken Co. Ltd. 10,220 380,930
1,379,797
Health Care Technology 0.1%
M3, Inc. 62,700 2,666,399
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd.(a) 9,326 503,108
Oriental Land Co. Ltd. 27,800 3,670,766
4,173,874
Household Durables 1.0%
Casio Computer Co. Ltd. 29,500 511,946
Iida Group Holdings Co. Ltd.
(a) 17,300 264,951
Nikon Corp. 43,800 366,518
Panasonic Corp. 303,500 2,645,675
Rinnai Corp. 4,700 391,320
Sekisui Chemical Co. Ltd. 51,100 730,899
Sekisui House Ltd. 88,400 1,682,941
Sharp Corp.(a) 30,000 319,092
Sony Corp. 176,700 12,100,650
19,013,992
Household Products 0.2%
Lion Corp.(a) 31,600 757,606
Pigeon Corp.(a) 16,300 630,193
Unicharm Corp. 57,400 2,351,708
3,739,507
Independent Power and Renewable Electricity Producers
0.0%
†
Electric Power Development
Co. Ltd. 19,100 362,121
Industrial Conglomerates 0.1%
Keihan Holdings Co. Ltd.(a) 14,000 623,582
Toshiba Corp. 52,800 1,682,638
2,306,220
Insurance 0.7%
Dai-ichi Life Holdings, Inc. 153,400 1,826,959
Japan Post Holdings Co. Ltd. 223,900 1,592,147
Japan Post Insurance Co.
Ltd. 31,500 412,984
Common Stocks
Shares Value ($)
JAPAN
Insurance
MS&AD Insurance Group
Holdings, Inc. 62,141 1,706,551
Sompo Holdings, Inc. 47,750 1,642,108
Sony Financial Holdings, Inc. 19,700 474,138
T&D Holdings, Inc. 72,000 615,528
Tokio Marine Holdings, Inc. 89,100 3,881,729
12,152,144
Interactive Media & Services 0.1%
Kakaku.com, Inc. 19,500 493,787
LINE Corp.* 8,600 432,427
Z Holdings Corp. 369,300 1,802,257
2,728,471
Internet & Direct Marketing Retail 0.1%
Mercari , Inc.* 10,600 327,570
Rakuten , Inc. 120,800 1,062,305
ZOZO, Inc. 15,300 340,104
1,729,979
IT Services 0.6%
Fujitsu Ltd. 27,100 3,172,166
GMO Payment Gateway, Inc. 5,800 604,412
Itochu Techno-Solutions
Corp. 13,700 513,441
NEC Corp. 35,700 1,712,060
Nomura Research Institute
Ltd. 46,215 1,261,041
NTT Data Corp. 89,200 992,503
Obic Co. Ltd. 9,700 1,705,718
Otsuka Corp. 14,000 737,400
SCSK Corp. 7,300 354,715
TIS, Inc. 31,300 665,718
11,719,174
Leisure Products 0.3%
Bandai Namco Holdings, Inc. 28,400 1,492,594
Sega Sammy Holdings, Inc. 20,700 247,647
Shimano, Inc.(a) 10,400 2,000,243
Yamaha Corp. 18,700 879,787
4,620,271
Machinery 1.3%
Amada Co. Ltd. 41,200 336,751
Daifuku Co. Ltd. 13,500 1,179,459
FANUC Corp. 27,000 4,824,702
Hino Motors Ltd. 40,100 270,898
Hitachi Construction
Machinery Co. Ltd. 13,400 370,633
Hoshizaki Corp.(a) 7,200 616,953
Kawasaki Heavy Industries
Ltd. 18,799 270,480
Komatsu Ltd. 122,100 2,496,303
Kubota Corp. 143,600 2,141,568
Kurita Water Industries Ltd. 14,100 391,207
Makita Corp. 30,000 1,089,510
MINEBEA MITSUMI, Inc. 52,200 946,433
MISUMI Group, Inc. 40,100 1,001,864
Mitsubishi Heavy Industries
Ltd. 46,100 1,087,524
Miura Co. Ltd. 12,200 507,284
Nabtesco Corp.(a) 15,900 489,787
NGK Insulators Ltd. 33,600 463,944
NSK Ltd. 54,200 401,937

68 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Machinery
SMC Corp. 7,900 4,032,162
Sumitomo Heavy Industries
Ltd. 14,600 317,742
THK Co. Ltd. 16,900 417,979
Yaskawa Electric Corp. 33,900 1,172,148
24,827,268
Marine 0.0%
†
Nippon Yusen KK 20,300 285,625
Media 0.1%
CyberAgent , Inc. 15,300 750,562
Dentsu Group, Inc.(a) 30,401 721,120
Hakuhodo DY Holdings, Inc. 31,200 370,782
1,842,464
Metals & Mining 0.2%
Hitachi Metals Ltd. 30,000 357,172
JFE Holdings, Inc. 69,500 497,796
Maruichi Steel Tube Ltd.(a) 7,500 186,292
Mitsubishi Materials Corp. 16,700 352,440
Nippon Steel Corp. 116,344 1,094,183
Sumitomo Metal Mining Co.
Ltd. 32,900 918,626
3,406,509
Multiline Retail 0.1%
Isetan Mitsukoshi Holdings
Ltd.(a) 51,360 294,488
Marui Group Co. Ltd.(a) 25,000 451,475
Pan Pacific International
Holdings Corp. 57,500 1,261,018
Ryohin Keikaku Co. Ltd. 31,400 444,382
2,451,363
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 436,239 1,545,678
Idemitsu Kosan Co. Ltd. 27,156 576,136
Inpex Corp. 144,000 891,499
3,013,313
Paper & Forest Products 0.0%
†
Oji Holdings Corp. 121,100 562,575
Personal Products 0.6%
Kao Corp. 67,500 5,343,792
Kobayashi Pharmaceutical
Co. Ltd.(a) 7,200 632,539
Kose Corp. 4,200 504,953
Pola Orbis Holdings, Inc.(a) 13,200 229,622
Shiseido Co. Ltd. 55,500 3,518,703
10,229,609
Pharmaceuticals 1.9%
Astellas Pharma, Inc. 257,500 4,286,507
Chugai Pharmaceutical Co.
Ltd.(a) 93,300 4,987,545
Daiichi Sankyo Co. Ltd. 79,100 6,459,833
Eisai Co. Ltd. 34,600 2,742,594
Hisamitsu Pharmaceutical
Co., Inc. 7,500 404,155
Kyowa Kirin Co. Ltd.(a) 35,000 918,307
Nippon Shinyaku Co. Ltd. 6,400 520,416
Ono Pharmaceutical Co. Ltd. 50,000 1,454,368
Otsuka Holdings Co. Ltd. 53,400 2,327,383
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Santen Pharmaceutical Co.
Ltd. 47,500 873,167
Shionogi & Co. Ltd. 36,800 2,303,659
Sumitomo Dainippon Pharma
Co. Ltd. 24,600 340,071
Taisho Pharmaceutical
Holdings Co. Ltd. 4,900 299,883
Takeda Pharmaceutical Co.
Ltd.(a) 220,049 7,853,694
35,771,582
Professional Services 0.4%
Nihon M&A Center, Inc. 20,900 944,083
Persol Holdings Co. Ltd. 25,200 346,142
Recruit Holdings Co. Ltd. 177,600 6,071,096
7,361,321
Real Estate Management & Development 0.5%
Aeon Mall Co. Ltd. 14,830 196,740
Daito Trust Construction Co.
Ltd. 9,000 826,922
Daiwa House Industry Co.
Ltd. 80,500 1,898,644
Hulic Co. Ltd.(a) 41,700 394,961
Mitsubishi Estate Co. Ltd. 162,400 2,414,972
Mitsui Fudosan Co. Ltd. 125,300 2,220,207
Nomura Real Estate
Holdings, Inc. 18,100 336,004
Sumitomo Realty &
Development Co. Ltd. 43,200 1,187,888
Tokyu Fudosan Holdings
Corp. 86,100 402,897
9,879,235
Road & Rail 0.9%
Central Japan Railway Co. 20,000 3,095,951
East Japan Railway Co. 41,976 2,908,929
Hankyu Hanshin Holdings,
Inc. 32,500 1,098,520
Keikyu Corp.(a) 30,799 471,445
Keio Corp.(a) 14,699 839,528
Keisei Electric Railway Co.
Ltd. 17,300 541,602
Kintetsu Group Holdings Co.
Ltd.(a) 24,700 1,109,398
Kyushu Railway Co. 19,200 498,128
Nagoya Railroad Co. Ltd.(a) 25,199 711,324
Nippon Express Co. Ltd. 10,300 533,124
Odakyu Electric Railway Co.
Ltd.(a) 41,500 1,020,044
Seibu Holdings, Inc. 29,200 317,063
Tobu Railway Co. Ltd. 26,700 882,432
Tokyu Corp. 70,200 987,525
West Japan Railway Co. 23,300 1,306,497
16,321,510
Semiconductors & Semiconductor Equipment 0.6%
Advantest Corp. 27,000 1,533,623
Disco Corp. 3,900 944,283
Lasertec Corp. 10,500 990,096
Renesas Electronics
Corp.*(a) 107,300 549,043
Rohm Co. Ltd. 11,800 782,001

NVIT International Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 69
Common Stocks
Shares Value ($)
JAPAN
Semiconductors & Semiconductor Equipment
SUMCO Corp.(a) 35,400 541,943
Tokyo Electron Ltd. 20,900 5,129,114
10,470,103
Software 0.1%
Oracle Corp. Japan 5,200 613,576
Trend Micro, Inc. 18,100 1,010,842
1,624,418
Specialty Retail 0.5%
ABC-Mart, Inc. 5,000 292,531
Fast Retailing Co. Ltd. 8,100 4,637,708
Hikari Tsushin, Inc. 2,800 637,671
Nitori Holdings Co. Ltd. 11,100 2,173,994
Shimamura Co. Ltd. 3,100 209,835
USS Co. Ltd. 29,200 466,500
Yamada Denki Co. Ltd. 94,500 468,775
8,887,014
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd. 32,500 585,632
Canon, Inc.(a) 138,700 2,759,434
FUJIFILM Holdings Corp. 49,100 2,100,925
Ricoh Co. Ltd. 94,700 675,774
Seiko Epson Corp. 40,500 463,419
6,585,184
Tobacco 0.2%
Japan Tobacco, Inc.(a) 166,500 3,089,215
Trading Companies & Distributors 0.8%
ITOCHU Corp. 187,800 4,044,298
Marubeni Corp. 222,400 1,005,996
Mitsubishi Corp. 188,700 3,972,702
Mitsui & Co. Ltd. 230,100 3,402,487
MonotaRO Co. Ltd. 15,800 632,839
Sumitomo Corp. 163,700 1,874,638
Toyota Tsusho Corp. 30,000 759,751
15,692,711
Transportation Infrastructure 0.0%
†
Japan Airport Terminal Co.
Ltd. 6,100 259,808
Kamigumi Co. Ltd. 12,200 239,269
499,077
Wireless Telecommunication Services 1.4%
KDDI Corp. 230,200 6,902,054
NTT DOCOMO, Inc. 163,000 4,348,260
Softbank Corp. 267,300 3,402,282
SoftBank Group Corp. 218,600 11,014,769
25,667,365
463,652,656
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 20,299 557,939
LUXEMBOURG 0.2%
Energy Equipment & Services 0.0%
†
Tenaris SA(a) 65,510 422,311
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE*(a) 1,842 1,154,758
Media 0.0%
†
SES SA, FDR 49,601 338,396
Common Stocks
Shares Value ($)
LUXEMBOURG
Metals & Mining 0.1%
ArcelorMittal SA*(a) 94,700 994,365
2,909,830
MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group
Ltd. 295,000 2,003,007
Sands China Ltd. 345,100 1,350,454
SJM Holdings Ltd. 229,000 256,006
Wynn Macau Ltd. 229,600 398,877
4,008,344
MALTA 0.0%
†
Capital Markets 0.0%
†
BGP Holdings plc*^∞ 848,508 0
NETHERLANDS 4.2%
Banks 0.2%
ABN AMRO Bank NV, CVA
Reg. S(b) 59,779 513,838
ING Groep NV 540,648 3,755,790
4,269,628
Beverages 0.3%
Heineken Holding NV 16,282 1,331,153
Heineken NV 35,868 3,303,152
4,634,305
Chemicals 0.3%
Akzo Nobel NV 27,742 2,481,927
Koninklijke DSM NV 24,062 3,325,921
5,807,848
Diversified Financial Services 0.1%
EXOR NV 15,256 869,845
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 478,915 1,268,446
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize
NV 156,483 4,261,237
Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV* 124,737 5,808,584
Insurance 0.1%
Aegon NV 251,736 748,749
NN Group NV 39,806 1,334,896
2,083,645
Internet & Direct Marketing Retail 0.1%
Just Eat Takeaway.com NV
Reg. S*(a)(b) 16,943 1,762,992
IT Services 0.2%
Adyen NV Reg. S*(b) 2,521 3,672,820
Media 0.0%
†
Altice Europe NV* 79,730 306,977
Oil, Gas & Consumable Fuels 0.9%
Koninklijke Vopak NV 8,867 468,602
Royal Dutch Shell plc, Class
A 574,616 9,143,458
Royal Dutch Shell plc, Class
B 519,308 7,858,234
17,470,294

70 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Professional Services 0.2%
Randstad NV* 17,371 772,858
Wolters Kluwer NV 37,887 2,955,578
3,728,436
Semiconductors & Semiconductor Equipment 1.2%
ASML Holding NV 59,315 21,743,596
77,688,653
NEW ZEALAND 0.3%
Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd. 249,863 739,885
Electric Utilities 0.0%
†
Mercury NZ Ltd. 104,919 317,853
Food Products 0.1%
a2 Milk Co. Ltd.* 104,616 1,369,979
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 79,856 1,846,678
Health Care Providers & Services 0.0%
†
Ryman Healthcare Ltd. 54,219 459,926
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 180,387 559,618
Transportation Infrastructure 0.0%
†
Auckland International
Airport Ltd. 169,650 717,759
6,011,698
NORWAY 0.5%
Banks 0.1%
DNB ASA 128,171 1,695,873
Chemicals 0.1%
Yara International ASA 25,098 871,992
Diversified Telecommunication Services 0.1%
Telenor ASA 98,160 1,430,043
Food Products 0.1%
Mowi ASA 62,487 1,187,647
Orkla ASA 101,400 888,810
2,076,457
Insurance 0.0%
†
Gjensidige Forsikring ASA* 28,575 526,344
Media 0.0%
†
Schibsted ASA, Class B* 14,443 342,180
Metals & Mining 0.0%
†
Norsk Hydro ASA* 189,189 523,306
Oil, Gas & Consumable Fuels 0.1%
Equinor ASA 142,391 2,024,979
9,491,174
PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 355,878 1,697,222
Food & Staples Retailing 0.0%
†
Jeronimo Martins SGPS SA* 38,049 665,709
Common Stocks
Shares Value ($)
PORTUGAL
Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA 70,839 818,299
3,181,230
RUSSIA 0.0%
†
Metals & Mining 0.0%
†
Evraz plc 72,161 257,271
SINGAPORE 1.0%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 220,600 523,499
Airlines 0.0%
†
Singapore Airlines Ltd. 192,914 520,331
Banks 0.5%
DBS Group Holdings Ltd. 255,100 3,815,919
Oversea-Chinese Banking
Corp. Ltd. 470,000 3,041,460
United Overseas Bank Ltd. 164,200 2,388,537
9,245,916
Capital Markets 0.0%
†
Singapore Exchange Ltd. 113,600 681,723
Distributors 0.0%
†
Jardine Cycle & Carriage Ltd. 12,566 182,203
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 1,160,650 2,052,554
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 32,800 381,612
Equity Real Estate Investment Trusts (REITs) 0.2%
Ascendas REIT 429,343 978,864
CapitaLand Commercial
Trust 394,544 479,629
CapitaLand Mall Trust 366,100 516,218
Mapletree Commercial Trust 281,700 391,109
Mapletree Logistics Trust 371,400 518,203
Suntec REIT 232,800 236,207
3,120,230
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 878,496 480,357
Industrial Conglomerates 0.1%
Keppel Corp. Ltd. 208,000 890,932
Real Estate Management & Development 0.1%
CapitaLand Ltd.* 340,097 714,319
City Developments Ltd. 61,200 370,827
UOL Group Ltd. 66,200 323,558
1,408,704
19,488,061
SOUTH AFRICA 0.2%
Metals & Mining 0.2%
Anglo American plc 171,474 3,963,617
SPAIN 2.4%
Banks 0.6%
Banco Bilbao Vizcaya
Argentaria SA 924,830 3,176,676
Banco Santander SA 2,329,828 5,681,308
Bankinter SA 85,928 409,090

NVIT International Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 71
Common Stocks
Shares Value ($)
SPAIN
Banks
CaixaBank SA 510,206 1,087,312
10,354,386
Biotechnology 0.1%
Grifols SA(a) 42,155 1,278,761
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA 33,791 850,170
Ferrovial SA 67,080 1,783,560
2,633,730
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(b) 35,612 2,167,454
Telefonica SA(a) 649,077 3,106,151
5,273,605
Electric Utilities 0.6%
Endesa SA(a) 45,155 1,111,370
Iberdrola SA 810,875 9,391,844
Red Electrica Corp. SA(a) 59,449 1,108,130
11,611,344
Electrical Equipment 0.0%
†
Siemens Gamesa
Renewable Energy SA 33,691 596,282
Gas Utilities 0.1%
Enagas SA(a) 28,047 684,628
Naturgy Energy Group SA 43,068 800,525
1,485,153
Insurance 0.0%
†
Mapfre SA 162,399 288,642
IT Services 0.2%
Amadeus IT Group SA 61,311 3,190,185
Oil, Gas & Consumable Fuels 0.1%
Repsol SA(a) 192,543 1,680,405
Specialty Retail 0.2%
Industria de Diseno Textil SA 152,012 4,019,086
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(b) 9,539 1,269,907
43,681,486
SWEDEN 2.8%
Banks 0.3%
Skandinaviska Enskilda
Banken AB, Class A* 231,374 2,001,093
Svenska Handelsbanken AB,
Class A* 211,712 2,006,937
Swedbank AB, Class A* 128,744 1,647,740
5,655,770
Building Products 0.2%
Assa Abloy AB, Class B 142,490 2,893,146
Nibe Industrier AB, Class B* 43,535 960,799
3,853,945
Capital Markets 0.0%
†
EQT AB(a) 33,261 595,537
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B* 44,251 595,445
Common Stocks
Shares Value ($)
SWEDEN
Communications Equipment 0.2%
Telefonaktiebolaget LM
Ericsson, Class B 407,484 3,762,886
Construction & Engineering 0.1%
Skanska AB, Class B* 48,358 982,027
Diversified Financial Services 0.3%
Industrivarden AB, Class C* 20,799 470,564
Investor AB, Class B 62,890 3,313,799
Kinnevik AB, Class B 35,565 934,104
L E Lundbergforetagen AB,
Class B* 10,809 489,850
5,208,317
Diversified Telecommunication Services 0.1%
Telia Co. AB 348,132 1,298,900
Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B*(a) 39,290 2,290,077
Food & Staples Retailing 0.0%
†
ICA Gruppen AB 12,291 582,422
Hotels, Restaurants & Leisure 0.1%
Evolution Gaming Group AB
Reg. S(b) 17,749 1,057,084
Household Durables 0.1%
Electrolux AB Series B 30,384 507,225
Husqvarna AB, Class B(a) 56,775 464,263
971,488
Household Products 0.1%
Essity AB, Class B* 83,662 2,700,965
Industrial Conglomerates 0.0%
†
Investment AB Latour , Class
B 20,669 374,369
Machinery 0.9%
Alfa Laval AB* 43,477 952,328
Atlas Copco AB, Class A 93,168 3,939,710
Atlas Copco AB, Class B 55,146 2,036,392
Epiroc AB, Class A 90,486 1,125,867
Epiroc AB, Class B 57,950 707,768
Sandvik AB* 160,878 3,000,644
SKF AB, Class B 53,200 987,061
Volvo AB, Class B* 205,102 3,206,050
15,955,820
Metals & Mining 0.0%
†
Boliden AB 38,477 873,925
Oil, Gas & Consumable Fuels 0.0%
†
Lundin Energy AB 24,369 586,393
Paper & Forest Products 0.1%
Svenska Cellulosa AB SCA,
Class B* 84,584 1,004,446
Specialty Retail 0.1%
Hennes & Mauritz AB, Class
B 109,431 1,582,338
Tobacco 0.1%
Swedish Match AB 23,119 1,623,296

72 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
SWEDEN
Wireless Telecommunication Services 0.0%
†
Tele2 AB, Class B 70,568 934,668
52,490,118
SWITZERLAND 10.3%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered) 4,204 408,303
Beverages 0.0%
†
Coca-Cola HBC AG 28,586 717,445
Building Products 0.1%
Geberit AG (Registered) 5,266 2,632,759
Capital Markets 0.7%
Credit Suisse Group AG
(Registered) 338,997 3,497,876
Julius Baer Group Ltd.* 31,469 1,314,618
Partners Group Holding AG 2,550 2,309,154
UBS Group AG (Registered) 511,817 5,880,035
13,001,683
Chemicals 0.5%
Clariant AG (Registered)*(a) 29,383 576,291
EMS- Chemie Holding AG
(Registered) 1,069 827,112
Givaudan SA (Registered) 1,287 4,787,089
Sika AG (Registered) 17,647 3,391,932
9,582,424
Construction Materials 0.2%
LafargeHolcim Ltd.
(Registered)* 73,090 3,196,813
Diversified Financial Services 0.0%
†
Pargesa Holding SA 5,244 398,593
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 3,515 1,838,405
Electrical Equipment 0.3%
ABB Ltd. (Registered) 257,412 5,785,993
Food Products 2.6%
Barry Callebaut AG
(Registered) 422 804,282
Chocoladefabriken Lindt &
Spruengli AG 149 1,225,623
Chocoladefabriken Lindt &
Spruengli AG (Registered) 14 1,201,932
Nestle SA (Registered) 414,327 45,772,854
49,004,691
Health Care Equipment & Supplies 0.4%
Alcon, Inc.* 68,645 3,933,099
Sonova Holding AG
(Registered)* 7,872 1,569,694
Straumann Holding AG
(Registered) 1,467 1,258,208
6,761,001
Insurance 0.7%
Baloise Holding AG
(Registered) 6,568 983,628
Swiss Life Holding AG
(Registered) 4,456 1,647,922
Swiss Re AG 41,891 3,224,866
Common Stocks
Shares Value ($)
SWITZERLAND
Insurance
Zurich Insurance Group AG 20,724 7,298,323
13,154,739
Life Sciences Tools & Services 0.3%
Lonza Group AG
(Registered) 10,376 5,471,203
Machinery 0.1%
Schindler Holding AG 5,788 1,360,809
Schindler Holding AG
(Registered) 2,904 683,335
2,044,144
Marine 0.1%
Kuehne + Nagel International
AG (Registered)* 7,631 1,266,272
Pharmaceuticals 3.3%
Novartis AG (Registered) 299,829 26,052,340
Roche Holding AG 98,083 33,959,429
Vifor Pharma AG 6,430 966,204
60,977,973
Professional Services 0.2%
Adecco Group AG
(Registered) 22,219 1,041,043
SGS SA (Registered) 835 2,037,496
3,078,539
Real Estate Management & Development 0.1%
Swiss Prime Site AG
(Registered) 10,978 1,014,063
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV 89,046 2,415,658
Software 0.1%
Temenos AG (Registered)(a) 9,135 1,416,346
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 22,959 1,497,023
Textiles, Apparel & Luxury Goods 0.3%
Cie Financiere Richemont
SA (Registered) 72,881 4,640,989
Swatch Group AG (The) 4,215 839,832
Swatch Group AG (The)
(Registered) 6,136 239,607
5,720,428
191,384,498
UNITED ARAB EMIRATES 0.0%
†
Health Care Providers & Services 0.0%
†
NMC Health plc*∞ 11,719 2,480
UNITED KINGDOM 12.5%
Aerospace & Defense 0.2%
BAE Systems plc 441,897 2,643,155
Rolls-Royce Holdings plc*(a) 269,582 951,562
3,594,717
Automobiles 0.1%
Fiat Chrysler Automobiles
NV* 155,991 1,564,774
Banks 1.3%
Barclays plc 2,384,267 3,373,189
HSBC Holdings plc 2,826,175 13,228,373

NVIT International Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 73
Common Stocks
Shares Value ($)
UNITED KINGDOM
Banks
Lloyds Banking Group plc 9,787,413 3,775,668
Royal Bank of Scotland
Group plc 631,174 949,329
Standard Chartered plc 371,924 2,024,877
23,351,436
Beverages 0.6%
Coca-Cola European
Partners plc 28,288 1,068,155
Diageo plc 325,935 10,819,066
11,887,221
Capital Markets 0.5%
3i Group plc 138,332 1,424,722
Hargreaves Lansdown plc 45,204 910,861
London Stock Exchange
Group plc 43,784 4,529,185
Schroders plc 17,568 641,112
St James's Place plc 74,124 873,770
Standard Life Aberdeen plc 325,200 1,076,303
9,455,953
Chemicals 0.1%
Croda International plc(a) 18,161 1,181,636
Johnson Matthey plc(a) 27,226 706,698
1,888,334
Commercial Services & Supplies 0.1%
Rentokil Initial plc 248,219 1,565,295
Diversified Financial Services 0.0%
†
M&G plc 358,015 742,125
Diversified Telecommunication Services 0.1%
BT Group plc 1,241,670 1,752,486
Electric Utilities 0.1%
SSE plc 141,486 2,388,845
Electrical Equipment 0.0%
†
Melrose Industries plc 690,668 973,461
Electronic Equipment, Instruments & Components 0.1%
Halma plc 53,972 1,538,119
Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The) 115,923 554,294
Land Securities Group plc 100,640 688,675
Segro plc 153,264 1,697,776
2,940,745
Food & Staples Retailing 0.3%
J Sainsbury plc 238,864 617,155
Tesco plc 1,363,895 3,851,025
Wm Morrison Supermarkets
plc 319,574 753,903
5,222,083
Food Products 0.1%
Associated British Foods plc 50,646 1,200,167
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 120,224 2,239,740
Hotels, Restaurants & Leisure 0.3%
Compass Group plc 249,023 3,425,839
GVC Holdings plc 80,741 739,784
InterContinental Hotels
Group plc 24,585 1,089,691
Common Stocks
Shares Value ($)
UNITED KINGDOM
Hotels, Restaurants & Leisure
Whitbread plc 28,060 771,507
6,026,821
Household Durables 0.2%
Barratt Developments plc 143,331 879,204
Berkeley Group Holdings plc 17,130 882,809
Persimmon plc 45,308 1,281,289
Taylor Wimpey plc 463,064 816,933
3,860,235
Household Products 0.5%
Reckitt Benckiser Group plc 98,697 9,082,936
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 371,516 2,381,615
DCC plc 13,885 1,156,381
Smiths Group plc 55,955 977,253
4,515,249
Insurance 0.6%
Admiral Group plc 26,979 767,785
Aviva plc 556,883 1,884,564
Direct Line Insurance Group
plc 196,454 658,795
Legal & General Group plc 816,831 2,230,586
Prudential plc 362,066 5,452,591
RSA Insurance Group plc 145,081 735,453
11,729,774
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S(b) 132,760 865,012
Internet & Direct Marketing Retail 0.1%
Ocado Group plc* 64,707 1,624,404
Machinery 0.1%
CNH Industrial NV*(a) 144,083 1,006,541
Spirax-Sarco Engineering plc 10,509 1,297,462
2,304,003
Media 0.2%
Informa plc 210,168 1,222,826
ITV plc 511,989 473,106
Pearson plc(a) 110,382 789,023
WPP plc 169,290 1,321,111
3,806,066
Multiline Retail 0.1%
Next plc 19,144 1,159,243
Multi-Utilities 0.3%
National Grid plc 487,907 5,974,526
Oil, Gas & Consumable Fuels 0.6%
BP plc 2,816,110 10,702,405
Paper & Forest Products 0.1%
Mondi plc 69,028 1,289,845
Personal Products 1.1%
Unilever NV 203,695 10,803,040
Unilever plc 163,136 8,795,890
19,598,930
Pharmaceuticals 1.8%
AstraZeneca plc 182,940 19,070,879
GlaxoSmithKline plc 698,611 14,155,210
33,226,089

74 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Professional Services 0.7%
Experian plc 125,950 4,393,022
Intertek Group plc 22,944 1,544,525
RELX plc 268,041 6,199,115
12,136,662
Software 0.1%
AVEVA Group plc 9,035 457,406
Sage Group plc (The) 154,822 1,287,468
1,744,874
Specialty Retail 0.1%
JD Sports Fashion plc 61,229 471,450
Kingfisher plc 301,484 823,685
1,295,135
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc 58,700 1,161,593
Tobacco 0.8%
British American Tobacco plc 318,825 12,249,712
Imperial Brands plc 129,720 2,470,276
14,719,988
Trading Companies & Distributors 0.2%
Ashtead Group plc 62,205 2,091,100
Bunzl plc 47,367 1,269,946
3,361,046
Water Utilities 0.1%
Severn Trent plc 33,397 1,024,668
United Utilities Group plc 96,365 1,085,490
2,110,158
Wireless Telecommunication Services 0.3%
Vodafone Group plc 3,691,131 5,885,728
230,486,223
UNITED STATES 0.3%
Construction Materials 0.1%
James Hardie Industries plc
CHDI 63,931 1,220,267
Life Sciences Tools & Services 0.1%
QIAGEN NV* 32,198 1,386,393
Software 0.0%
†
CyberArk Software Ltd.* 5,314 527,521
Trading Companies & Distributors 0.1%
Ferguson plc 31,022 2,537,752
5,671,933
Total Common Stocks
(cost $1,674,092,389) 1,824,374,652
Rights 0.0%
†
Number of
Rights
SPAIN 0.0%
†
Construction & Engineering 0.0%
†
ACS Actividades de
Construccion y Servicios
SA, expiring 7/7/2020*(a) 33,791 52,713
Diversified Telecommunication Services 0.0%
†
Telefonica SA, expiring
7/1/2020*(a) 649,077 127,690
Rights
Number of
Rights Value ($)
SPAIN
Oil, Gas & Consumable Fuels 0.0%
†
Repsol SA, expiring
7/6/2020*(a) 201,710 98,195
278,598
Total Rights
(cost $298,538) 278,598
Repurchase Agreements 2.2%
Principal
Amount ($)
Bank of America
NA, 0.09%, dated
6/30/2020, due
7/1/2020, repurchase
price $3,094,078,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049;
total market value
$3,155,951.(c)(d) 3,094,070 3,094,070
BofA Securities,
Inc., 0.09%, dated
6/30/2020, due
7/1/2020, repurchase
price $10,000,025,
collateralized by U.S.
Government Agency
Securities, 0.15%,
maturing 12/14/2020;
total market value
$10,200,946.(c)(d) 10,000,000 10,000,000
CF Secured, LLC, 0.09%,
dated 6/30/2020, due
7/1/2020, repurchase
price $960,704,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 5.00%, maturing
9/8/2020 - 7/20/2069;
total market value
$979,917.(c)(d) 960,701 960,701
NatWest Markets
Securities, Inc., 0.08%,
dated 6/30/2020, due
7/7/2020, repurchase
price $10,000,156,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042;
total market value
$10,200,027.(c)(d) 10,000,000 10,000,000

NVIT International Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 75
Repurchase Agreements
Principal
Amount ($) Value ($)
Nomura Securities
International, Inc.,
0.07%, dated
6/30/2020, due
7/1/2020, repurchase
price $13,000,026,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 2.50%, maturing
8/31/2021 - 5/15/2050;
total market value
$13,260,001.(c)(d) 13,000,000 13,000,000
Pershing LLC, 0.14%,
dated 6/30/2020, due
7/1/2020, repurchase
price $3,000,012,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
7/23/2020 - 12/20/2069;
total market value
$3,060,001.(c)(d) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $40,054,771) 40,054,771
Total Investments
(cost $1,714,445,698) — 100.7% 1,864,708,021
Liabilities in excess of other assets
— (0.7)% (13,855,702)
NET ASSETS — 100.0%
$ 1,850,852,319
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $89,130,394, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $40,054,771 and by $58,714,778 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.00%, and maturity dates ranging
from 7/2/2020 – 11/15/2049, a total value of $98,769,549.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at June 30, 2020 was
$27,200,792 which represents 1.47% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $40,054,771.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
FDR Fiduciary Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

76 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT International Index Fund
Futures contracts outstanding as of June 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 232 9/2020 EUR 8,400,814 69,237
FTSE 100 Index 64 9/2020 GBP 4,875,115 (29,477)
SGX Nikkei 225 Index 56 9/2020 JPY 5,772,447 (134,407)
SPI 200 Index 26 9/2020 AUD 2,642,945 9,572
(85,075)
At June 30, 2020, the Fund had $2,710,632 segregated in foreign currency as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

NVIT Mid Cap Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 77
Common Stocks 98.0%
Shares Value ($)
Aerospace & Defense 1.1%
Axon Enterprise, Inc.*(a) 47,664 4,677,269
Curtiss-Wright Corp. 31,640 2,824,819
Hexcel Corp.(a) 63,423 2,867,988
Mercury Systems, Inc.* 42,235 3,322,205
13,692,281
Air Freight & Logistics 0.4%
XPO Logistics, Inc.*(a) 69,223 5,347,477
Airlines 0.2%
JetBlue Airways Corp.*(a) 204,880 2,233,192
Auto Components 1.3%
Adient plc* 66,472 1,091,470
Dana, Inc. 109,754 1,337,901
Delphi Technologies plc* 65,286 927,714
Gentex Corp. 186,014 4,793,581
Goodyear Tire & Rubber Co.
(The)(a) 176,982 1,583,104
Lear Corp. 41,421 4,515,718
Visteon Corp.* 21,138 1,447,953
15,697,441
Automobiles 0.6%
Harley-Davidson, Inc. 116,356 2,765,782
Thor Industries, Inc.(a) 41,931 4,466,910
7,232,692
Banks 6.0%
Associated Banc-Corp. 119,176 1,630,328
BancorpSouth Bank(a) 75,480 1,716,415
Bank of Hawaii Corp.(a) 30,996 1,903,464
Bank OZK(a) 93,314 2,190,080
Cathay General Bancorp 58,753 1,545,204
CIT Group, Inc. 76,190 1,579,419
Commerce Bancshares, Inc.
(a) 76,828 4,568,961
Cullen/Frost Bankers, Inc.(a) 43,685 3,263,706
East West Bancorp, Inc. 108,432 3,929,576
First Financial Bankshares,
Inc.(a) 109,086 3,151,495
First Horizon National Corp. 240,368 2,394,065
FNB Corp. 250,363 1,877,722
Fulton Financial Corp. 122,905 1,294,190
Glacier Bancorp, Inc. 68,351 2,412,107
Hancock Whitney Corp. 65,894 1,396,953
Home BancShares, Inc.(a) 119,047 1,830,943
International Bancshares Corp. 42,945 1,375,099
PacWest Bancorp 89,876 1,771,456
Pinnacle Financial Partners,
Inc.(a) 54,160 2,274,178
Prosperity Bancshares, Inc. 70,965 4,213,902
Signature Bank 40,730 4,354,852
Sterling Bancorp 150,667 1,765,817
Synovus Financial Corp. 113,486 2,329,868
TCF Financial Corp. 115,548 3,399,422
Texas Capital Bancshares,
Inc.* 39,481 1,218,778
Trustmark Corp. 48,545 1,190,323
UMB Financial Corp. 32,404 1,670,426
Umpqua Holdings Corp. 170,418 1,813,247
United Bankshares, Inc.(a) 97,901 2,707,942
Valley National Bancorp(a) 302,004 2,361,671
Common Stocks
Shares Value ($)
Banks
Webster Financial Corp. 69,162 1,978,725
Wintrust Financial Corp. 44,515 1,941,744
73,052,078
Beverages 0.3%
Boston Beer Co., Inc. (The),
Class A*(a) 7,335 3,936,328
Biotechnology 1.2%
Arrowhead Pharmaceuticals,
Inc.* 77,311 3,339,062
Exelixis, Inc.* 232,950 5,530,233
Ligand Pharmaceuticals,
Inc.*(a) 12,192 1,363,675
United Therapeutics Corp.* 33,433 4,045,393
14,278,363
Building Products 1.4%
Lennox International, Inc. 26,439 6,160,023
Owens Corning 81,920 4,567,859
Trex Co., Inc.*(a) 43,947 5,716,186
16,444,068
Capital Markets 2.9%
Affiliated Managers Group,
Inc.(a) 35,884 2,675,511
Eaton Vance Corp. 86,546 3,340,676
Evercore, Inc., Class A 30,793 1,814,324
FactSet Research Systems,
Inc.(a) 28,769 9,449,753
Federated Hermes, Inc., Class
B 73,087 1,732,162
Interactive Brokers Group,
Inc., Class A(a) 58,311 2,435,650
Janus Henderson Group plc(a) 116,588 2,467,002
Legg Mason, Inc. 63,515 3,159,871
SEI Investments Co. 94,395 5,189,837
Stifel Financial Corp.(a) 52,044 2,468,447
34,733,233
Chemicals 2.5%
Ashland Global Holdings, Inc. 45,925 3,173,418
Cabot Corp. 42,884 1,588,852
Chemours Co. (The)(a) 124,746 1,914,851
Ingevity Corp.* 31,304 1,645,651
Minerals Technologies, Inc. 25,913 1,216,097
NewMarket Corp. 5,484 2,196,232
Olin Corp.(a) 120,330 1,382,592
PolyOne Corp. 69,429 1,821,123
RPM International, Inc. 98,366 7,383,352
Scotts Miracle-Gro Co. (The) 29,976 4,030,873
Sensient Technologies Corp. 32,186 1,678,822
Valvoline, Inc. 140,556 2,716,947
30,748,810
Commercial Services & Supplies 1.6%
Brink's Co. (The) 38,351 1,745,354
Clean Harbors, Inc.* 38,839 2,329,563
Deluxe Corp. 31,921 751,421
Healthcare Services Group,
Inc.(a) 56,529 1,382,699
Herman Miller, Inc.(a) 44,589 1,052,746
HNI Corp. 32,493 993,311

78 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
KAR Auction Services, Inc.(a) 97,633 1,343,430
MSA Safety, Inc. 27,151 3,107,161
Stericycle, Inc.*(a) 69,444 3,887,475
Tetra Tech, Inc. 41,040 3,247,085
19,840,245
Communications Equipment 1.3%
Ciena Corp.* 116,712 6,321,122
InterDigital, Inc. 23,508 1,331,258
Lumentum Holdings, Inc.* 56,897 4,633,123
NetScout Systems, Inc.* 48,278 1,233,986
ViaSat, Inc.*(a) 44,377 1,702,745
15,222,234
Construction & Engineering 1.1%
AECOM*(a) 121,607 4,569,991
Dycom Industries, Inc.*(a) 24,031 982,628
EMCOR Group, Inc. 41,663 2,755,591
Fluor Corp. 106,276 1,283,814
MasTec, Inc.*(a) 44,260 1,985,946
Valmont Industries, Inc. 16,258 1,847,234
13,425,204
Construction Materials 0.2%
Eagle Materials, Inc. 31,502 2,212,070
Consumer Finance 0.6%
FirstCash, Inc. 31,479 2,124,203
LendingTree, Inc.*(a) 5,855 1,695,198
Navient Corp. 130,202 915,320
SLM Corp. 284,937 2,003,107
6,737,828
Containers & Packaging 1.1%
AptarGroup, Inc. 48,759 5,460,033
Greif, Inc., Class A 19,889 684,380
O-I Glass, Inc.(a) 118,937 1,068,054
Silgan Holdings, Inc. 58,728 1,902,200
Sonoco Products Co. 76,214 3,985,230
13,099,897
Distributors 0.7%
Pool Corp. 30,337 8,247,720
Diversified Consumer Services 1.2%
Adtalem Global Education,
Inc.*(a) 39,351 1,225,783
Graham Holdings Co., Class B 3,276 1,122,587
Grand Canyon Education,
Inc.* 35,941 3,253,739
Service Corp. International(a) 135,325 5,262,789
Strategic Education, Inc. 16,875 2,592,844
WW International, Inc.* 35,111 891,117
14,348,859
Diversified Financial Services 0.2%
Jefferies Financial Group, Inc. 171,539 2,667,431
Electric Utilities 1.3%
ALLETE, Inc. 39,339 2,148,303
Hawaiian Electric Industries,
Inc. 82,911 2,989,771
IDACORP, Inc. 38,358 3,351,338
OGE Energy Corp. 152,056 4,616,420
Common Stocks
Shares Value ($)
Electric Utilities
PNM Resources, Inc.(a) 60,584 2,328,849
15,434,681
Electrical Equipment 1.7%
Acuity Brands, Inc. 30,113 2,883,019
EnerSys 32,248 2,076,126
Generac Holdings, Inc.* 47,613 5,805,453
Hubbell, Inc. 41,146 5,158,063
nVent Electric plc 118,703 2,223,307
Regal Beloit Corp. 30,738 2,684,042
20,830,010
Electronic Equipment, Instruments & Components 3.6%
Arrow Electronics, Inc.* 59,759 4,104,846
Avnet, Inc. 75,023 2,092,016
Belden, Inc. 29,196 950,330
Cognex Corp. 130,421 7,788,742
Coherent, Inc.* 18,424 2,413,176
II-VI, Inc.*(a) 66,546 3,142,302
Jabil, Inc. 104,186 3,342,287
Littelfuse, Inc. 18,416 3,142,322
National Instruments Corp. 89,251 3,454,906
SYNNEX Corp. 31,283 3,746,765
Trimble, Inc.* 189,729 8,194,396
Vishay Intertechnology, Inc. 100,731 1,538,162
43,910,250
Energy Equipment & Services 0.2%
ChampionX Corp.* 140,597 1,372,227
Transocean Ltd.*(a) 438,845 803,086
2,175,313
Entertainment 0.2%
Cinemark Holdings, Inc.(a) 81,287 938,865
World Wrestling Entertainment,
Inc., Class A(a) 35,183 1,528,701
2,467,566
Equity Real Estate Investment Trusts (REITs) 9.4%
American Campus
Communities, Inc. 104,529 3,654,334
Brixmor Property Group, Inc. 225,161 2,886,564
Camden Property Trust 73,974 6,747,908
CoreCivic, Inc. 90,875 850,590
CoreSite Realty Corp. 30,619 3,706,736
Corporate Office Properties
Trust 85,207 2,159,145
Cousins Properties, Inc. 112,837 3,365,928
CyrusOne, Inc. 87,510 6,366,353
Douglas Emmett, Inc. 125,228 3,839,491
EastGroup Properties, Inc. 29,668 3,518,922
EPR Properties 58,857 1,949,932
First Industrial Realty Trust,
Inc. 96,632 3,714,534
GEO Group, Inc. (The) 91,564 1,083,202
Healthcare Realty Trust, Inc. 102,499 3,002,196
Highwoods Properties, Inc. 78,916 2,945,934
Hudson Pacific Properties, Inc. 116,858 2,940,147
JBG SMITH Properties 89,346 2,641,961
Kilroy Realty Corp. 80,421 4,720,713
Lamar Advertising Co., Class A 65,586 4,378,521
Life Storage, Inc. 35,635 3,383,543
Macerich Co. (The) 88,660 795,280

NVIT Mid Cap Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Mack-Cali Realty Corp. 69,040 1,055,622
Medical Properties Trust, Inc. 401,341 7,545,211
National Retail Properties, Inc. 130,629 4,634,717
Omega Healthcare Investors,
Inc. 172,363 5,124,352
Park Hotels & Resorts, Inc. 178,966 1,769,974
Pebblebrook Hotel Trust 99,389 1,357,654
Physicians Realty Trust 153,872 2,695,837
PotlatchDeltic Corp. 50,783 1,931,278
PS Business Parks, Inc. 15,258 2,020,159
Rayonier, Inc. 105,219 2,608,379
Sabra Health Care REIT, Inc. 156,150 2,253,245
Service Properties Trust 124,235 880,826
Spirit Realty Capital, Inc. 78,197 2,725,947
STORE Capital Corp. 169,019 4,024,342
Taubman Centers, Inc. 46,800 1,767,168
Urban Edge Properties 84,097 998,231
Weingarten Realty Investors 91,446 1,731,073
113,775,949
Food & Staples Retailing 1.0%
BJ's Wholesale Club Holdings,
Inc.* 93,709 3,492,535
Casey's General Stores, Inc.
(a) 27,950 4,179,084
Grocery Outlet Holding Corp.* 48,285 1,970,028
Sprouts Farmers Market, Inc.* 89,643 2,293,964
11,935,611
Food Products 2.0%
Darling Ingredients, Inc.* 124,610 3,067,898
Flowers Foods, Inc. 146,255 3,270,262
Hain Celestial Group, Inc.
(The)*(a) 59,635 1,879,099
Ingredion, Inc. 50,875 4,222,625
Lancaster Colony Corp. 15,048 2,332,289
Pilgrim's Pride Corp.* 39,894 673,810
Post Holdings, Inc.* 48,682 4,265,517
Sanderson Farms, Inc.(a) 15,036 1,742,522
Tootsie Roll Industries, Inc. 13,110 449,280
TreeHouse Foods, Inc.* 42,869 1,877,662
23,780,964
Gas Utilities 1.5%
National Fuel Gas Co.(a) 68,642 2,878,159
New Jersey Resources Corp.
(a) 72,737 2,374,863
ONE Gas, Inc. 40,159 3,094,251
Southwest Gas Holdings, Inc. 41,870 2,891,124
Spire, Inc. 38,920 2,557,433
UGI Corp. 158,048 5,025,926
18,821,756
Health Care Equipment & Supplies 3.5%
Avanos Medical, Inc.* 36,211 1,064,241
Cantel Medical Corp.(a) 28,325 1,252,815
Globus Medical, Inc., Class
A*(a) 57,477 2,742,228
Haemonetics Corp.* 38,335 3,433,283
Hill-Rom Holdings, Inc. 50,495 5,543,341
ICU Medical, Inc.* 14,717 2,712,490
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Integra LifeSciences Holdings
Corp.* 53,493 2,513,636
LivaNova plc* 36,907 1,776,334
Masimo Corp.* 37,819 8,622,354
NuVasive, Inc.*(a) 38,930 2,166,844
Penumbra, Inc.*(a) 25,115 4,491,064
Quidel Corp.*(a) 29,033 6,495,843
42,814,473
Health Care Providers & Services 2.9%
Acadia Healthcare Co., Inc.* 67,564 1,697,208
Amedisys, Inc.* 24,596 4,883,290
Chemed Corp. 12,058 5,439,002
Encompass Health Corp. 75,512 4,676,458
HealthEquity, Inc.*(a) 54,237 3,182,085
LHC Group, Inc.* 22,558 3,932,310
MEDNAX, Inc.* 64,880 1,109,448
Molina Healthcare, Inc.* 44,971 8,003,939
Patterson Cos., Inc.(a) 65,690 1,445,180
Tenet Healthcare Corp.* 79,546 1,440,578
35,809,498
Hotels, Restaurants & Leisure 3.3%
Boyd Gaming Corp. 61,005 1,275,005
Caesars Entertainment Corp.* 422,108 5,120,170
Choice Hotels International,
Inc.(a) 24,017 1,894,941
Churchill Downs, Inc.(a) 26,661 3,549,912
Cracker Barrel Old Country
Store, Inc.(a) 17,999 1,996,269
Dunkin' Brands Group, Inc. 62,375 4,068,721
Eldorado Resorts, Inc.*(a) 63,249 2,533,755
Jack in the Box, Inc.(a) 17,223 1,276,052
Marriott Vacations Worldwide
Corp. 27,754 2,281,656
Papa John's International, Inc.
(a) 16,922 1,343,776
Penn National Gaming,
Inc.*(a) 98,120 2,996,585
Scientific Games Corp.*(a) 41,305 638,575
Six Flags Entertainment Corp.
(a) 59,899 1,150,660
Texas Roadhouse, Inc.(a) 49,355 2,594,593
Wendy's Co. (The) 135,333 2,947,553
Wyndham Destinations, Inc. 64,672 1,822,457
Wyndham Hotels & Resorts,
Inc. 70,715 3,013,873
40,504,553
Household Durables 1.4%
Helen of Troy Ltd.* 19,176 3,615,826
KB Home 66,097 2,027,856
Taylor Morrison Home
Corp.*(a) 98,449 1,899,081
Tempur Sealy International,
Inc.* 32,886 2,366,148
Toll Brothers, Inc. 87,798 2,861,337
TopBuild Corp.* 25,340 2,882,932
TRI Pointe Group, Inc.* 98,933 1,453,326
17,106,506

80 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Household Products 0.2%
Energizer Holdings, Inc.(a) 48,362 2,296,711
Industrial Conglomerates 0.4%
Carlisle Cos., Inc. 41,714 4,991,914
Insurance 4.5%
Alleghany Corp. 10,888 5,325,756
American Financial Group, Inc. 56,848 3,607,574
Brighthouse Financial, Inc.* 71,407 1,986,543
Brown & Brown, Inc. 178,782 7,287,154
CNO Financial Group, Inc. 109,364 1,702,798
First American Financial Corp. 84,719 4,068,206
Genworth Financial, Inc.,
Class A* 384,319 887,777
Hanover Insurance Group, Inc.
(The) 28,904 2,928,842
Kemper Corp. 46,652 3,383,203
Mercury General Corp. 20,752 845,644
Old Republic International
Corp. 217,311 3,544,342
Primerica, Inc. 31,045 3,619,847
Reinsurance Group of
America, Inc. 51,609 4,048,210
RenaissanceRe Holdings Ltd. 37,531 6,418,927
RLI Corp. 30,420 2,497,482
Selective Insurance Group,
Inc. 45,432 2,396,084
54,548,389
Interactive Media & Services 0.2%
TripAdvisor, Inc. 76,538 1,454,988
Yelp, Inc.* 49,695 1,149,445
2,604,433
Internet & Direct Marketing Retail 1.2%
Etsy, Inc.* 90,152 9,576,847
Grubhub, Inc.* 69,853 4,910,666
14,487,513
IT Services 2.1%
Alliance Data Systems Corp. 32,200 1,452,864
CACI International, Inc., Class
A* 19,056 4,132,865
KBR, Inc. 108,094 2,437,520
LiveRamp Holdings, Inc.* 49,638 2,108,126
MAXIMUS, Inc. 46,576 3,281,279
Perspecta, Inc. 104,004 2,416,013
Sabre Corp.(a) 209,298 1,686,942
Science Applications
International Corp. 37,527 2,915,097
WEX, Inc.* 33,053 5,454,076
25,884,782
Leisure Products 0.9%
Brunswick Corp. 60,109 3,847,577
Mattel, Inc.*(a) 263,517 2,548,210
Polaris, Inc. 43,735 4,047,674
10,443,461
Life Sciences Tools & Services 2.1%
Bio-Techne Corp. 29,036 7,667,536
Charles River Laboratories
International, Inc.* 37,592 6,554,165
PRA Health Sciences, Inc.*(a) 48,333 4,702,318
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Repligen Corp.* 35,760 4,420,294
Syneos Health, Inc.* 47,478 2,765,593
26,109,906
Machinery 4.5%
AGCO Corp. 47,204 2,617,934
Colfax Corp.*(a) 63,819 1,780,550
Crane Co. 37,436 2,225,945
Donaldson Co., Inc. 95,948 4,463,501
Graco, Inc. 126,554 6,073,326
ITT, Inc. 66,866 3,927,709
Kennametal, Inc.(a) 62,985 1,808,299
Lincoln Electric Holdings, Inc.
(a) 45,113 3,800,319
Middleby Corp. (The)* 42,221 3,332,926
Nordson Corp.(a) 38,996 7,397,931
Oshkosh Corp. 51,709 3,703,399
Terex Corp. 48,431 909,050
Timken Co. (The) 51,245 2,331,135
Toro Co. (The) 81,413 5,400,938
Trinity Industries, Inc.(a) 71,609 1,524,556
Woodward, Inc. 43,059 3,339,225
54,636,743
Marine 0.2%
Kirby Corp.* 45,607 2,442,711
Media 1.3%
AMC Networks, Inc., Class
A*(a) 30,808 720,599
Cable One, Inc. 3,997 7,094,076
John Wiley & Sons, Inc., Class
A 33,253 1,296,867
New York Times Co. (The),
Class A 109,615 4,607,118
TEGNA, Inc. 166,004 1,849,285
15,567,945
Metals & Mining 1.8%
Allegheny Technologies, Inc.* 96,388 982,194
Carpenter Technology Corp. 36,448 884,957
Commercial Metals Co.(a) 90,444 1,845,058
Compass Minerals
International, Inc.(a) 25,830 1,259,212
Reliance Steel & Aluminum
Co. 48,344 4,589,296
Royal Gold, Inc. 49,818 6,193,374
Steel Dynamics, Inc. 159,776 4,168,556
United States Steel Corp.(a) 167,098 1,206,448
Worthington Industries, Inc. 28,088 1,047,682
22,176,777
Multiline Retail 0.5%
Nordstrom, Inc.(a) 82,292 1,274,703
Ollie's Bargain Outlet
Holdings, Inc.*(a) 42,956 4,194,653
5,469,356
Multi-Utilities 0.7%
Black Hills Corp. 47,667 2,700,812
MDU Resources Group, Inc. 152,324 3,378,546
NorthWestern Corp. 38,453 2,096,458
8,175,816

NVIT Mid Cap Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels 1.2%
Antero Midstream Corp.(a) 213,559 1,089,151
Cimarex Energy Co. 77,560 2,132,124
CNX Resources Corp.* 142,097 1,229,139
EQT Corp. 194,270 2,311,813
Equitrans Midstream Corp.(a) 308,737 2,565,605
Murphy Oil Corp.(a) 110,957 1,531,207
PBF Energy, Inc., Class A(a) 77,897 797,665
World Fuel Services Corp. 48,099 1,239,030
WPX Energy, Inc.* 310,209 1,979,133
14,874,867
Paper & Forest Products 0.3%
Domtar Corp. 41,926 885,058
Louisiana-Pacific Corp. 85,236 2,186,303
3,071,361
Personal Products 0.2%
Edgewell Personal Care Co.* 41,411 1,290,367
Nu Skin Enterprises, Inc.,
Class A 39,424 1,507,179
2,797,546
Pharmaceuticals 1.1%
Catalent, Inc.* 123,399 9,045,147
Nektar Therapeutics*(a) 135,208 3,131,417
Prestige Consumer
Healthcare, Inc.* 38,134 1,432,313
13,608,877
Professional Services 1.2%
ASGN, Inc.* 39,906 2,660,932
CoreLogic, Inc. 60,402 4,060,222
FTI Consulting, Inc.* 28,181 3,228,134
Insperity, Inc. 27,681 1,791,791
ManpowerGroup, Inc. 44,097 3,031,669
14,772,748
Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc. 39,221 4,057,805
Road & Rail 0.9%
Avis Budget Group, Inc.*(a) 40,685 931,280
Knight-Swift Transportation
Holdings, Inc.(a) 92,896 3,874,692
Landstar System, Inc.(a) 29,148 3,273,612
Ryder System, Inc. 40,820 1,531,158
Werner Enterprises, Inc. 43,613 1,898,474
11,509,216
Semiconductors & Semiconductor Equipment 4.7%
Cabot Microelectronics Corp. 22,101 3,083,974
Cirrus Logic, Inc.* 44,345 2,739,634
Cree, Inc.*(a) 82,162 4,863,169
Enphase Energy, Inc.*(a) 61,825 2,941,015
First Solar, Inc.*(a) 57,925 2,867,287
MKS Instruments, Inc. 41,682 4,720,070
Monolithic Power Systems,
Inc. 31,607 7,490,859
Semtech Corp.* 49,491 2,584,420
Silicon Laboratories, Inc.* 33,186 3,327,560
SolarEdge Technologies, Inc.* 37,702 5,232,284
Synaptics, Inc.*(a) 25,855 1,554,403
Teradyne, Inc.(a) 125,924 10,641,837
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Universal Display Corp. 32,205 4,818,512
56,865,024
Software 4.1%
ACI Worldwide, Inc.*(a) 88,076 2,377,171
Blackbaud, Inc.(a) 37,694 2,151,574
CDK Global, Inc. 92,317 3,823,770
Ceridian HCM Holding, Inc.* 77,114 6,112,827
CommVault Systems, Inc.* 32,267 1,248,733
Fair Isaac Corp.* 22,032 9,210,257
J2 Global, Inc.*(a) 34,433 2,176,510
LogMeIn, Inc. 36,935 3,130,980
Manhattan Associates, Inc.* 48,334 4,553,063
Paylocity Holding Corp.*(a) 27,324 3,986,298
PTC, Inc.* 79,098 6,153,033
Qualys, Inc.* 25,451 2,647,413
Teradata Corp.* 82,421 1,714,357
49,285,986
Specialty Retail 2.2%
Aaron's, Inc. 51,326 2,330,200
American Eagle Outfitters, Inc.
(a) 118,177 1,288,129
AutoNation, Inc.* 43,726 1,643,223
Dick's Sporting Goods, Inc. 49,495 2,042,164
Five Below, Inc.* 42,338 4,526,355
Foot Locker, Inc.(a) 79,147 2,307,926
Murphy USA, Inc.*(a) 20,835 2,345,813
Restoration Hardware
Holdings, Inc.*(a) 12,603 3,136,887
Sally Beauty Holdings, Inc.*(a) 89,149 1,117,037
Urban Outfitters, Inc.*(a) 53,194 809,613
Williams-Sonoma, Inc. 59,069 4,844,249
26,391,596
Technology Hardware, Storage & Peripherals 0.1%
NCR Corp.* 97,085 1,681,512
Textiles, Apparel & Luxury Goods 1.0%
Carter's, Inc. 33,129 2,673,510
Columbia Sportswear Co.(a) 21,597 1,740,286
Deckers Outdoor Corp.* 21,269 4,177,019
Skechers U.S.A., Inc., Class
A*(a) 103,443 3,246,042
11,836,857
Thrifts & Mortgage Finance 0.6%
Essent Group Ltd.(a) 55,941 2,028,980
New York Community
Bancorp, Inc. 356,141 3,632,638
Washington Federal, Inc. 58,741 1,576,609
7,238,227
Trading Companies & Distributors 0.9%
GATX Corp.(a) 26,674 1,626,581
MSC Industrial Direct Co., Inc.,
Class A 34,508 2,512,527
Univar Solutions, Inc.* 105,209 1,773,824
Watsco, Inc.(a) 24,885 4,422,064
10,334,996
Water Utilities 0.6%
Essential Utilities, Inc. 169,390 7,155,034

82 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Wireless Telecommunication Services 0.1%
Telephone & Data Systems,
Inc. 74,360 1,478,277
Total Common Stocks
(cost $1,046,029,716) 1,189,360,967
Repurchase Agreements 5.3%
Principal
Amount ($)
Bank of America NA,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $1,561,210,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $1,592,430.
(b)(c) 1,561,206 1,561,206
NatWest Markets Securities,
Inc.,
0.08%, dated 6/30/2020,
due 7/7/2020, repurchase
price $28,000,436,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042;
total market value
$28,560,077.(b)(c) 28,000,000 28,000,000
Nomura Securities
International, Inc.,
0.07%, dated 6/30/2020,
due 7/1/2020, repurchase
price $30,000,059,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 2.50%, maturing
8/31/2021 - 5/15/2050;
total market value
$30,600,002.(b)(c) 30,000,000 30,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
0.14%, dated 6/30/2020,
due 7/1/2020, repurchase
price $5,000,020,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
7/23/2020 - 12/20/2069;
total market value
$5,100,002.(b)(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $64,561,206) 64,561,206
Total Investments
(cost $1,110,590,922) — 103.3% 1,253,922,173
Liabilities in excess of other assets — (3.3)% (39,758,115)
NET ASSETS — 100.0%
$ 1,214,164,058
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $162,592,459, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $64,561,206 and by $101,650,649 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.75%, and maturity dates ranging
from 7/9/2020 – 2/15/2050, a total value of $166,211,855.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $64,561,206.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

NVIT Mid Cap Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 83
Futures contracts outstanding as of June 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 139 9/2020 USD 24,729,490 143,421
143,421
At June 30, 2020, the Fund had $2,167,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

84 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks 98.2%
Shares Value ($)
Aerospace & Defense 1.7%
Boeing Co. (The) 81,022 14,851,333
General Dynamics Corp. 35,321 5,279,077
Howmet Aerospace, Inc. 59,642 945,326
Huntington Ingalls Industries,
Inc. 5,977 1,042,927
L3Harris Technologies, Inc. 32,679 5,544,646
Lockheed Martin Corp. 37,323 13,619,909
Northrop Grumman Corp. 23,424 7,201,474
Raytheon Technologies Corp. 222,163 13,689,684
Teledyne Technologies, Inc.* 5,401 1,679,441
Textron, Inc. 35,363 1,163,796
TransDigm Group, Inc.(a) 7,497 3,314,049
68,331,662
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.
(a) 20,832 1,646,978
Expeditors International of
Washington, Inc. 24,837 1,888,605
FedEx Corp. 36,176 5,072,599
United Parcel Service, Inc.,
Class B(a) 106,379 11,827,217
20,435,399
Airlines 0.2%
Alaska Air Group, Inc.(a) 19,688 713,887
American Airlines Group, Inc.
(a) 55,109 720,275
Delta Air Lines, Inc.(a) 86,618 2,429,635
Southwest Airlines Co. 80,669 2,757,266
United Airlines Holdings,
Inc.*(a) 37,594 1,301,128
7,922,191
Auto Components 0.1%
Aptiv plc(a) 38,001 2,961,038
BorgWarner, Inc.(a) 32,268 1,139,060
4,100,098
Automobiles 0.2%
Ford Motor Co. 586,023 3,563,020
General Motors Co. 189,741 4,800,447
8,363,467
Banks 3.6%
Bank of America Corp. 1,180,912 28,046,660
Citigroup, Inc. 314,707 16,081,528
Citizens Financial Group, Inc. 63,567 1,604,431
Comerica, Inc. 20,065 764,476
Fifth Third Bancorp 107,657 2,075,627
First Republic Bank 25,831 2,737,828
Huntington Bancshares, Inc. 150,620 1,360,852
JPMorgan Chase & Co. 460,936 43,355,640
KeyCorp(a) 145,142 1,767,830
M&T Bank Corp. 19,769 2,055,383
People's United Financial, Inc. 60,897 704,578
PNC Financial Services
Group, Inc. (The) 64,175 6,751,852
Regions Financial Corp. 149,111 1,658,114
SVB Financial Group* 7,915 1,705,920
Truist Financial Corp.(a) 202,533 7,605,114
US Bancorp 207,474 7,639,193
Wells Fargo & Co. 564,112 14,441,267
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 23,711 806,174
141,162,467
Beverages 1.6%
Brown-Forman Corp., Class
B(a) 28,237 1,797,568
Coca-Cola Co. (The) 584,305 26,106,747
Constellation Brands, Inc.,
Class A 25,052 4,382,848
Molson Coors Beverage Co.,
Class B 28,931 994,069
Monster Beverage Corp.* 56,325 3,904,449
PepsiCo, Inc. 209,466 27,703,973
64,889,654
Biotechnology 2.4%
AbbVie, Inc. 266,389 26,154,072
Alexion Pharmaceuticals, Inc.* 33,000 3,703,920
Amgen, Inc. 88,872 20,961,350
Biogen, Inc.* 24,670 6,600,458
Gilead Sciences, Inc. 190,225 14,635,912
Incyte Corp.* 27,166 2,824,449
Regeneron Pharmaceuticals,
Inc.* 15,243 9,506,297
Vertex Pharmaceuticals, Inc.* 39,108 11,353,443
95,739,901
Building Products 0.4%
A O Smith Corp.(a) 21,302 1,003,750
Allegion plc 14,333 1,465,119
Carrier Global Corp. 121,858 2,707,685
Fortune Brands Home &
Security, Inc. 21,588 1,380,121
Johnson Controls International
plc 112,546 3,842,320
Masco Corp. 39,944 2,005,588
Trane Technologies plc 37,327 3,321,357
15,725,940
Capital Markets 2.6%
Ameriprise Financial, Inc. 18,224 2,734,329
Bank of New York Mellon
Corp. (The) 121,798 4,707,493
BlackRock, Inc. 23,284 12,668,591
Cboe Global Markets, Inc. 16,431 1,532,684
Charles Schwab Corp. (The)
(a) 172,893 5,833,410
CME Group, Inc. 54,225 8,813,731
E*TRADE Financial Corp. 32,969 1,639,548
Franklin Resources, Inc.(a) 43,428 910,685
Goldman Sachs Group, Inc.
(The) 46,762 9,241,106
Intercontinental Exchange, Inc. 82,638 7,569,641
Invesco Ltd.(a) 59,314 638,219
MarketAxess Holdings, Inc. 5,638 2,824,187
Moody's Corp. 24,606 6,760,006
Morgan Stanley 180,512 8,718,730
MSCI, Inc. 12,671 4,229,833
Nasdaq, Inc. 17,574 2,099,566
Northern Trust Corp. 31,731 2,517,537
Raymond James Financial,
Inc.(a) 19,026 1,309,560

NVIT S&P 500 Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
Capital Markets
S&P Global, Inc. 36,648 12,074,783
State Street Corp. 52,972 3,366,371
T. Rowe Price Group, Inc. 34,484 4,258,774
104,448,784
Chemicals 1.8%
Air Products & Chemicals, Inc.
(a) 33,482 8,084,564
Albemarle Corp.(a) 16,404 1,266,553
Celanese Corp. 17,489 1,510,000
CF Industries Holdings, Inc. 33,615 945,926
Corteva , Inc. 111,270 2,980,923
Dow, Inc. 111,840 4,558,599
DuPont de Nemours, Inc. 109,807 5,834,046
Eastman Chemical Co. 21,093 1,468,917
Ecolab, Inc. 37,612 7,482,907
FMC Corp. 19,858 1,978,254
International Flavors &
Fragrances, Inc.(a) 16,505 2,021,202
Linde plc(a) 79,356 16,832,201
LyondellBasell Industries NV,
Class A 38,055 2,500,975
Mosaic Co. (The) 54,643 683,584
PPG Industries, Inc. 35,256 3,739,251
Sherwin-Williams Co. (The) 12,205 7,052,659
68,940,561
Commercial Services & Supplies 0.4%
Cintas Corp. 12,900 3,436,044
Copart , Inc.* 31,199 2,597,941
Republic Services, Inc. 31,275 2,566,114
Rollins, Inc.(a) 21,682 919,100
Waste Management, Inc. 59,063 6,255,362
15,774,561
Communications Equipment 1.0%
Arista Networks, Inc.* 8,242 1,731,067
Cisco Systems, Inc. 640,253 29,861,400
F5 Networks, Inc.*(a) 9,148 1,275,963
Juniper Networks, Inc. 51,738 1,182,731
Motorola Solutions, Inc. 25,772 3,611,430
37,662,591
Construction & Engineering 0.1%
Jacobs Engineering Group,
Inc. 19,890 1,686,672
Quanta Services, Inc. 21,708 851,605
2,538,277
Construction Materials 0.1%
Martin Marietta Materials, Inc.
(a) 9,234 1,907,467
Vulcan Materials Co. 20,334 2,355,694
4,263,161
Consumer Finance 0.5%
American Express Co. 99,655 9,487,156
Capital One Financial Corp. 69,219 4,332,417
Discover Financial Services 46,100 2,309,149
Synchrony Financial 81,138 1,798,018
17,926,740
Containers & Packaging 0.3%
Amcor plc 239,224 2,442,477
Common Stocks
Shares Value ($)
Containers & Packaging
Avery Dennison Corp.(a) 12,088 1,379,120
Ball Corp. 49,441 3,435,655
International Paper Co. 57,484 2,024,012
Packaging Corp. of America 14,569 1,453,986
Sealed Air Corp. 24,353 799,996
Westrock Co. 39,274 1,109,883
12,645,129
Distributors 0.1%
Genuine Parts Co.(a) 21,364 1,857,813
LKQ Corp.* 47,454 1,243,295
3,101,108
Diversified Consumer Services 0.0%
†
H&R Block, Inc.(a) 26,423 377,320
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc.,
Class B* 294,020 52,485,510
Diversified Telecommunication Services 1.7%
AT&T, Inc. 1,077,621 32,576,483
CenturyLink, Inc.(a) 149,891 1,503,407
Verizon Communications, Inc. 624,923 34,452,005
68,531,895
Electric Utilities 1.9%
Alliant Energy Corp. 36,396 1,741,185
American Electric Power Co.,
Inc. 74,773 5,954,922
Duke Energy Corp.(a) 111,316 8,893,035
Edison International 56,985 3,094,855
Entergy Corp. 30,492 2,860,455
Evergy , Inc. 35,058 2,078,589
Eversource Energy 50,805 4,230,532
Exelon Corp. 149,446 5,423,395
FirstEnergy Corp. 82,774 3,209,976
NextEra Energy, Inc. 74,006 17,774,021
NRG Energy, Inc. 36,063 1,174,211
Pinnacle West Capital Corp. 17,290 1,267,184
PPL Corp. 115,892 2,994,649
Southern Co. (The) 159,703 8,280,601
Xcel Energy, Inc. 79,337 4,958,562
73,936,172
Electrical Equipment 0.5%
AMETEK, Inc. 35,287 3,153,599
Eaton Corp. plc 60,620 5,303,038
Emerson Electric Co. 90,418 5,608,628
Rockwell Automation, Inc. 17,401 3,706,413
17,771,678
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A 44,571 4,270,347
CDW Corp. 21,464 2,493,687
Corning, Inc.(a) 114,152 2,956,537
FLIR Systems, Inc. 20,752 841,909
IPG Photonics Corp.* 5,552 890,485
Keysight Technologies, Inc.*(a) 27,720 2,793,622
TE Connectivity Ltd. 50,361 4,106,940
Zebra Technologies Corp.,
Class A* 8,164 2,089,576
20,443,103

86 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services 0.2%
Baker Hughes Co. 99,750 1,535,153
Halliburton Co. 135,676 1,761,075
National Oilwell Varco, Inc. 59,108 724,073
Schlumberger Ltd. 208,480 3,833,947
TechnipFMC plc 64,291 439,750
8,293,998
Entertainment 2.0%
Activision Blizzard, Inc. 116,314 8,828,233
Electronic Arts, Inc.* 43,441 5,736,384
Live Nation Entertainment,
Inc.*(a) 21,782 965,596
Netflix, Inc.* 66,456 30,240,138
Take-Two Interactive Software,
Inc.* 17,474 2,438,846
Walt Disney Co. (The) 272,809 30,420,932
78,630,129
Equity Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate
Equities, Inc. 19,021 3,086,157
American Tower Corp. 67,009 17,324,507
Apartment Investment &
Management Co., Class A 22,629 851,755
AvalonBay Communities, Inc. 21,040 3,253,626
Boston Properties, Inc. 21,450 1,938,651
Crown Castle International
Corp. 63,001 10,543,217
Digital Realty Trust, Inc. 40,546 5,761,992
Duke Realty Corp. 56,051 1,983,645
Equinix , Inc. 13,376 9,393,965
Equity Residential 52,200 3,070,404
Essex Property Trust, Inc. 10,087 2,311,638
Extra Space Storage, Inc. 19,626 1,812,854
Federal Realty Investment
Trust 10,733 914,559
Healthpeak Properties, Inc. 80,360 2,214,722
Host Hotels & Resorts, Inc. 104,401 1,126,487
Iron Mountain, Inc. 44,150 1,152,315
Kimco Realty Corp. 65,347 839,055
Mid-America Apartment
Communities, Inc. 17,558 2,013,376
Prologis, Inc. 111,615 10,417,028
Public Storage 22,599 4,336,522
Realty Income Corp. 51,723 3,077,518
Regency Centers Corp. 25,746 1,181,484
SBA Communications Corp. 16,979 5,058,384
Simon Property Group, Inc. 46,457 3,176,730
SL Green Realty Corp. 10,998 542,091
UDR, Inc. 45,299 1,693,277
Ventas, Inc. 57,192 2,094,371
Vornado Realty Trust 24,570 938,820
Welltower , Inc. 62,974 3,258,904
Weyerhaeuser Co. 114,648 2,574,994
107,943,048
Food & Staples Retailing 1.5%
Costco Wholesale Corp. 66,810 20,257,460
Kroger Co. (The) 120,123 4,066,164
Sysco Corp. 77,343 4,227,568
Walgreens Boots Alliance, Inc. 111,530 4,727,757
Common Stocks
Shares Value ($)
Food & Staples Retailing
Walmart, Inc. 213,500 25,573,030
58,851,979
Food Products 1.1%
Archer-Daniels-Midland Co. 82,785 3,303,122
Campbell Soup Co.(a) 26,163 1,298,470
Conagra Brands, Inc. 74,318 2,613,764
General Mills, Inc. 92,093 5,677,533
Hershey Co. (The) 22,373 2,899,988
Hormel Foods Corp.(a) 42,931 2,072,279
J M Smucker Co. (The) 16,770 1,774,434
Kellogg Co. 38,324 2,531,683
Kraft Heinz Co. (The) 95,549 3,047,058
Lamb Weston Holdings, Inc. 22,585 1,443,859
McCormick & Co., Inc.
(Non-Voting) 18,856 3,382,955
Mondelez International, Inc.,
Class A 216,367 11,062,845
Tyson Foods, Inc., Class A 43,770 2,613,507
43,721,497
Gas Utilities 0.0%
†
Atmos Energy Corp. 18,366 1,828,886
Health Care Equipment & Supplies 3.7%
Abbott Laboratories 267,349 24,443,719
ABIOMED, Inc.* 6,951 1,679,084
Align Technology, Inc.* 10,683 2,931,843
Baxter International, Inc. 77,293 6,654,927
Becton Dickinson and Co. 44,701 10,695,608
Boston Scientific Corp.* 215,397 7,562,589
Cooper Cos., Inc. (The) 7,607 2,157,649
Danaher Corp. 95,253 16,843,588
DENTSPLY SIRONA, Inc.(a) 32,358 1,425,693
DexCom , Inc.* 13,946 5,653,708
Edwards Lifesciences Corp.* 93,489 6,461,025
Hologic , Inc.* 39,210 2,234,970
IDEXX Laboratories, Inc.* 12,768 4,215,483
Intuitive Surgical, Inc.* 17,622 10,041,544
Medtronic plc 202,594 18,577,870
ResMed , Inc. 22,023 4,228,416
STERIS plc(a) 12,996 1,994,106
Stryker Corp. 48,588 8,755,072
Teleflex, Inc. 7,095 2,582,438
Varian Medical Systems,
Inc.*(a) 13,242 1,622,410
West Pharmaceutical
Services, Inc. 11,109 2,523,632
Zimmer Biomet Holdings, Inc. 30,928 3,691,566
146,976,940
Health Care Providers & Services 2.8%
AmerisourceBergen Corp. 22,036 2,220,568
Anthem, Inc. 37,904 9,967,994
Cardinal Health, Inc. 43,757 2,283,678
Centene Corp.* 88,279 5,610,130
Cigna Corp. 55,931 10,495,452
CVS Health Corp. 197,617 12,839,177
DaVita, Inc.*(a) 12,627 999,301
HCA Healthcare, Inc. 40,073 3,889,485
Henry Schein, Inc.* 21,100 1,232,029
Humana, Inc. 20,044 7,772,061

NVIT S&P 500 Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Health Care Providers & Services
Laboratory Corp. of America
Holdings* 14,418 2,394,974
McKesson Corp. 24,280 3,725,038
Quest Diagnostics, Inc. 20,414 2,326,379
UnitedHealth Group, Inc. 143,280 42,260,436
Universal Health Services,
Inc., Class B 11,551 1,072,972
109,089,674
Health Care Technology 0.1%
Cerner Corp. 46,003 3,153,506
Hotels, Restaurants & Leisure 1.5%
Carnival Corp.(a) 70,586 1,159,022
Chipotle Mexican Grill, Inc.* 3,898 4,102,099
Darden Restaurants, Inc. 18,844 1,427,810
Domino's Pizza, Inc. 5,816 2,148,663
Hilton Worldwide Holdings,
Inc. 42,334 3,109,432
Las Vegas Sands Corp. 50,274 2,289,478
Marriott International, Inc.,
Class A 40,905 3,506,786
McDonald's Corp. 112,480 20,749,186
MGM Resorts International(a) 73,598 1,236,446
Norwegian Cruise Line
Holdings Ltd.*(a) 38,332 629,795
Royal Caribbean Cruises Ltd. 25,556 1,285,467
Starbucks Corp. 177,250 13,043,828
Wynn Resorts Ltd.(a) 15,178 1,130,609
Yum! Brands, Inc. 45,622 3,965,008
59,783,629
Household Durables 0.4%
DR Horton, Inc. 48,971 2,715,442
Garmin Ltd. 22,184 2,162,940
Leggett & Platt, Inc. 20,076 705,671
Lennar Corp., Class A 41,918 2,582,987
Mohawk Industries, Inc.* 9,207 936,904
Newell Brands, Inc. 58,671 931,696
NVR, Inc.* 533 1,736,914
PulteGroup, Inc. 37,419 1,273,369
Whirlpool Corp.(a) 8,999 1,165,640
14,211,563
Household Products 1.7%
Church & Dwight Co., Inc. 36,655 2,833,432
Clorox Co. (The) 18,850 4,135,124
Colgate-Palmolive Co. 128,563 9,418,525
Kimberly-Clark Corp.(a) 51,558 7,287,723
Procter & Gamble Co. (The) 375,103 44,851,066
68,525,870
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 102,108 1,479,545
Industrial Conglomerates 1.1%
3M Co. 87,012 13,573,002
General Electric Co. 1,322,817 9,034,840
Honeywell International, Inc. 106,156 15,349,096
Roper Technologies, Inc. 15,745 6,113,154
44,070,092
Common Stocks
Shares Value ($)
Insurance 1.9%
Aflac, Inc. 108,213 3,898,914
Allstate Corp. (The) 47,518 4,608,771
American International Group,
Inc. 131,213 4,091,221
Aon plc, Class A 35,201 6,779,713
Arthur J Gallagher & Co. 28,716 2,799,523
Assurant, Inc. 8,581 886,331
Chubb Ltd. 67,737 8,576,859
Cincinnati Financial Corp. 22,218 1,422,618
Everest Re Group Ltd. 5,868 1,209,982
Globe Life, Inc. 15,454 1,147,150
Hartford Financial Services
Group, Inc. (The) 53,654 2,068,362
Lincoln National Corp. 28,527 1,049,508
Loews Corp.(a) 37,647 1,290,916
Marsh & McLennan Cos., Inc. 77,011 8,268,671
MetLife, Inc. 115,653 4,223,647
Principal Financial Group, Inc. 37,899 1,574,324
Progressive Corp. (The) 88,461 7,086,611
Prudential Financial, Inc.(a) 60,389 3,677,690
Travelers Cos., Inc. (The)(a) 38,252 4,362,641
Unum Group 32,835 544,733
W R Berkley Corp. 22,271 1,275,906
Willis Towers Watson plc 19,285 3,798,181
74,642,272
Interactive Media & Services 5.4%
Alphabet, Inc., Class A* 45,273 64,199,378
Alphabet, Inc., Class C* 44,288 62,605,960
Facebook, Inc., Class A* 363,429 82,523,823
Twitter, Inc.* 119,504 3,560,024
212,889,185
Internet & Direct Marketing Retail 4.9%
Amazon.com, Inc.* 63,326 174,705,035
Booking Holdings, Inc.* 6,186 9,850,215
eBay, Inc. 100,051 5,247,675
Expedia Group, Inc. 20,287 1,667,592
191,470,517
IT Services 5.6%
Accenture plc, Class A 96,328 20,683,548
Akamai Technologies, Inc.* 24,092 2,580,012
Automatic Data Processing,
Inc. 64,735 9,638,394
Broadridge Financial
Solutions, Inc.(a) 17,596 2,220,439
Cognizant Technology
Solutions Corp., Class A 81,205 4,614,068
DXC Technology Co. 36,630 604,395
Fidelity National Information
Services, Inc. 93,277 12,507,513
Fiserv, Inc.* 85,492 8,345,729
FleetCor Technologies, Inc.* 12,547 3,155,947
Gartner, Inc.* 13,831 1,678,115
Global Payments, Inc. 45,483 7,714,827
International Business
Machines Corp. 134,194 16,206,609
Jack Henry & Associates, Inc.
(a) 11,387 2,095,550
Leidos Holdings, Inc. 19,811 1,855,696

88 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
IT Services
Mastercard , Inc., Class A 133,509 39,478,611
Paychex, Inc. 47,770 3,618,578
PayPal Holdings, Inc.* 177,464 30,919,553
VeriSign, Inc.* 15,441 3,193,662
Visa, Inc., Class A(a) 255,242 49,305,097
Western Union Co. (The) 60,830 1,315,145
221,731,488
Leisure Products 0.0%
†
Hasbro, Inc.(a) 19,671 1,474,341
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc. 46,258 4,087,820
Bio-Rad Laboratories, Inc.,
Class A* 3,174 1,433,029
Illumina, Inc.*(a) 22,219 8,228,807
IQVIA Holdings, Inc.* 27,206 3,859,987
Mettler -Toledo International,
Inc.* 3,634 2,927,369
PerkinElmer, Inc. 17,214 1,688,521
Thermo Fisher Scientific, Inc. 59,769 21,656,699
Waters Corp.* 9,447 1,704,239
45,586,471
Machinery 1.5%
Caterpillar, Inc. 81,834 10,352,001
Cummins, Inc.(a) 22,353 3,872,881
Deere & Co. 46,983 7,383,378
Dover Corp. 21,448 2,071,019
Flowserve Corp. 20,349 580,353
Fortive Corp.(a) 44,127 2,985,633
IDEX Corp. 11,711 1,850,806
Illinois Tool Works, Inc. 43,464 7,599,680
Ingersoll Rand, Inc.* 53,051 1,491,794
Otis Worldwide Corp. 60,929 3,464,423
PACCAR, Inc. 51,656 3,866,452
Parker-Hannifin Corp. 19,255 3,528,864
Pentair plc 25,983 987,094
Snap-on, Inc.(a) 7,874 1,090,628
Stanley Black & Decker, Inc. 23,378 3,258,426
Westinghouse Air Brake
Technologies Corp.(a) 26,398 1,519,733
Xylem, Inc. 26,361 1,712,411
57,615,576
Media 1.2%
Charter Communications, Inc.,
Class A*(a) 22,776 11,616,671
Comcast Corp., Class A 687,683 26,805,883
Discovery, Inc., Class A*(a) 20,043 422,907
Discovery, Inc., Class C* 51,848 998,593
DISH Network Corp., Class A* 39,415 1,360,211
Fox Corp., Class A 50,678 1,359,184
Fox Corp., Class B 25,137 674,677
Interpublic Group of Cos., Inc.
(The) 59,343 1,018,326
News Corp., Class A 59,406 704,555
News Corp., Class B 19,208 229,536
Omnicom Group, Inc. 31,857 1,739,392
ViacomCBS , Inc.(a) 83,274 1,941,950
48,871,885
Common Stocks
Shares Value ($)
Metals & Mining 0.3%
Freeport-McMoRan, Inc.(a) 219,877 2,543,977
Newmont Corp. 121,447 7,498,138
Nucor Corp. 44,489 1,842,289
11,884,404
Multiline Retail 0.5%
Dollar General Corp. 38,106 7,259,574
Dollar Tree, Inc.* 36,301 3,364,377
Kohl's Corp. 24,501 508,886
Target Corp. 75,338 9,035,286
20,168,123
Multi-Utilities 1.0%
Ameren Corp. 36,647 2,578,483
CenterPoint Energy, Inc. 82,574 1,541,657
CMS Energy Corp. 44,069 2,574,511
Consolidated Edison, Inc. 50,037 3,599,161
Dominion Energy, Inc.(a) 127,002 10,310,022
DTE Energy Co. 28,694 3,084,605
NiSource, Inc. 57,416 1,305,640
Public Service Enterprise
Group, Inc. 75,774 3,725,050
Sempra Energy 44,123 5,172,539
WEC Energy Group, Inc. 47,605 4,172,578
38,064,246
Oil, Gas & Consumable Fuels 2.6%
Apache Corp. 58,322 787,347
Cabot Oil & Gas Corp. 60,059 1,031,814
Chevron Corp. 282,230 25,183,383
Concho Resources, Inc. 29,491 1,518,786
ConocoPhillips 161,666 6,793,205
Devon Energy Corp. 59,821 678,370
Diamondback Energy, Inc. 23,621 987,830
EOG Resources, Inc. 87,791 4,447,492
Exxon Mobil Corp. 638,900 28,571,608
Hess Corp. 39,538 2,048,464
HollyFrontier Corp. 23,313 680,740
Kinder Morgan, Inc. 294,060 4,460,890
Marathon Oil Corp.(a) 122,964 752,540
Marathon Petroleum Corp. 98,071 3,665,894
Noble Energy, Inc. 74,471 667,260
Occidental Petroleum Corp.(a) 134,029 2,452,731
ONEOK, Inc. 62,298 2,069,539
Phillips 66 65,870 4,736,053
Pioneer Natural Resources
Co. 24,827 2,425,598
Valero Energy Corp. 62,274 3,662,957
Williams Cos., Inc. (The) 180,453 3,432,216
101,054,717
Personal Products 0.2%
Coty, Inc., Class A 46,329 207,091
Estee Lauder Cos., Inc. (The),
Class A 33,699 6,358,327
6,565,418
Pharmaceuticals 4.2%
Bristol-Myers Squibb Co. 342,190 20,120,772
Eli Lilly & Co. 127,003 20,851,352
Johnson & Johnson 398,234 56,003,647
Merck & Co., Inc. 381,378 29,491,961
Mylan NV* 79,257 1,274,453

NVIT S&P 500 Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Pharmaceuticals
Perrigo Co. plc 21,039 1,162,825
Pfizer, Inc. 839,318 27,445,699
Zoetis, Inc. 72,049 9,873,595
166,224,304
Professional Services 0.3%
Equifax, Inc. 18,048 3,102,090
IHS Markit Ltd. 60,080 4,536,040
Nielsen Holdings plc 54,800 814,328
Robert Half International, Inc. 18,101 956,276
Verisk Analytics, Inc. 24,464 4,163,773
13,572,507
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 50,182 2,269,230
Road & Rail 1.0%
CSX Corp. 115,361 8,045,276
JB Hunt Transport Services,
Inc. 13,151 1,582,591
Kansas City Southern 14,671 2,190,234
Norfolk Southern Corp. 38,769 6,806,673
Old Dominion Freight Line, Inc. 14,174 2,403,769
Union Pacific Corp. 102,561 17,339,988
38,368,531
Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices, Inc.* 176,905 9,306,972
Analog Devices, Inc. 55,636 6,823,199
Applied Materials, Inc. 138,499 8,372,264
Broadcom, Inc.(a) 60,416 19,067,894
Intel Corp. 640,237 38,305,380
KLA Corp. 23,281 4,527,689
Lam Research Corp.(a) 22,001 7,116,443
Maxim Integrated Products,
Inc. 40,160 2,434,097
Microchip Technology, Inc.(a) 36,815 3,876,988
Micron Technology, Inc.* 168,034 8,657,112
NVIDIA Corp. 92,988 35,327,071
Qorvo , Inc.* 16,973 1,876,026
QUALCOMM, Inc. 170,119 15,516,554
Skyworks Solutions, Inc. 25,302 3,235,114
Texas Instruments, Inc. 138,977 17,645,910
Xilinx, Inc. 36,395 3,580,904
185,669,617
Software 9.2%
Adobe, Inc.* 72,799 31,690,133
ANSYS, Inc.*(a) 13,120 3,827,498
Autodesk, Inc.* 33,196 7,940,151
Cadence Design Systems,
Inc.* 42,393 4,068,032
Citrix Systems, Inc. 17,366 2,568,605
Fortinet, Inc.* 20,304 2,787,130
Intuit, Inc. 39,280 11,634,343
Microsoft Corp. 1,146,480 233,320,145
NortonLifeLock , Inc. 82,283 1,631,672
Oracle Corp. 314,727 17,394,961
Paycom Software, Inc.* 7,438 2,303,772
salesforce.com, Inc.*(a) 136,056 25,487,371
ServiceNow , Inc.* 28,806 11,668,158
Synopsys, Inc.* 22,970 4,479,150
Common Stocks
Shares Value ($)
Software
Tyler Technologies, Inc.* 5,898 2,045,898
362,847,019
Specialty Retail 2.3%
Advance Auto Parts, Inc. 10,706 1,525,070
AutoZone, Inc.* 3,487 3,933,755
Best Buy Co., Inc. 33,645 2,936,199
CarMax, Inc.*(a) 24,416 2,186,453
Gap, Inc. (The)(a) 33,086 417,545
Home Depot, Inc. (The) 162,629 40,740,191
L Brands, Inc. 35,133 525,941
Lowe's Cos., Inc. 114,112 15,418,813
O'Reilly Automotive, Inc.* 11,214 4,728,607
Ross Stores, Inc. 53,708 4,578,070
Tiffany & Co. 16,712 2,037,861
TJX Cos., Inc. (The) 181,350 9,169,056
Tractor Supply Co. 17,488 2,304,744
Ulta Beauty, Inc.* 8,401 1,708,931
92,211,236
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc. 616,035 224,729,568
Hewlett Packard Enterprise
Co. 192,038 1,868,530
HP, Inc. 216,497 3,773,543
NetApp, Inc. 33,052 1,466,517
Seagate Technology plc 33,559 1,624,591
Western Digital Corp. 44,116 1,947,722
Xerox Holdings Corp. 29,301 448,012
235,858,483
Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc.(a) 55,722 629,101
NIKE, Inc., Class B 187,118 18,346,920
PVH Corp.(a) 11,349 545,319
Ralph Lauren Corp.(a) 7,688 557,534
Tapestry, Inc. 42,653 566,432
Under Armour , Inc., Class
A*(a) 29,091 283,346
Under Armour , Inc., Class
C*(a) 29,827 263,671
VF Corp. 47,358 2,885,997
24,078,320
Tobacco 0.7%
Altria Group, Inc. 280,565 11,012,176
Philip Morris International, Inc. 235,443 16,495,137
27,507,313
Trading Companies & Distributors 0.2%
Fastenal Co. 85,625 3,668,175
United Rentals, Inc.*(a) 10,879 1,621,406
WW Grainger, Inc. 6,393 2,008,425
7,298,006
Water Utilities 0.1%
American Water Works Co.,
Inc. 27,010 3,475,107
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 83,154 8,660,489
Total Common Stocks
(cost $1,852,097,679) 3,874,136,530

90 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT S&P 500 Index Fund
Rights 0.0%
†
Number of
Rights
Value ($)
Wireless Telecommunication Services 0.0%
†
T-Mobile US, Inc., expiring
7/27/2020* 58,254 9,787
Total Rights
(cost $279,619) 9,787
Repurchase Agreements 0.6%
Principal
Amount ($)
Bank of America NA,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $2,450,964,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $2,499,977.
(b)(c) 2,450,957 2,450,957
BofA Securities, Inc.,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $3,000,008,
collateralized by U.S.
Government Agency
Securities, 0.15%,
maturing 12/14/2020; total
market value $3,060,284.
(b)(c) 3,000,000 3,000,000
NatWest Markets Securities,
Inc.,
0.08%, dated 6/30/2020,
due 7/7/2020, repurchase
price $8,000,125,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042;
total market value
$8,160,022.(b)(c) 8,000,000 8,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Nomura Securities
International, Inc.,
0.07%, dated 6/30/2020,
due 7/1/2020, repurchase
price $1,000,002,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 2.50%, maturing
8/31/2021 - 5/15/2050;
total market value
$1,020,000.(b)(c) 1,000,000 1,000,000
Pershing LLC,
0.14%, dated 6/30/2020,
due 7/1/2020, repurchase
price $10,000,039,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
7/23/2020 - 12/20/2069;
total market value
$10,200,004.(b)(c) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $24,450,957) 24,450,957
Total Investments
(cost $1,876,828,255) — 98.8% 3,898,597,274
Other assets in excess of liabilities — 1.2% 49,113,751
NET ASSETS — 100.0%
$ 3,947,711,025
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $247,925,716, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $24,450,957 and by $225,551,971 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.75%, and maturity dates ranging
from 7/9/2020 – 2/15/2050, a total value of $250,002,928.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $24,450,957.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

NVIT S&P 500 Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 91
Futures contracts out standing as of June 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 466 9/2020 USD 72,001,660 892,279
892,279
At June 30, 2020, the Fund had $5,770,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

92 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks 96.5%
Shares Value ($)
Aerospace & Defense 0.8%
AAR Corp. 6,452 133,363
Aerojet Rocketdyne Holdings,
Inc.* 13,467 533,832
AeroVironment, Inc.*(a) 3,898 310,398
Astronics Corp.* 4,709 49,727
Cubic Corp.(a) 5,900 283,377
Ducommun, Inc.* 2,127 74,168
Kratos Defense & Security
Solutions, Inc.* 19,425 303,613
Maxar Technologies, Inc.(a) 11,378 204,349
Moog, Inc., Class A 5,493 291,019
National Presto Industries, Inc. 967 84,506
PAE, Inc.*(a) 11,319 108,210
Park Aerospace Corp. 3,760 41,886
Parsons Corp.*(a) 4,156 150,613
Triumph Group, Inc. 8,445 76,089
Vectrus, Inc.* 2,081 102,240
2,747,390
Air Freight & Logistics 0.3%
Air Transport Services Group,
Inc.* 10,649 237,153
Atlas Air Worldwide Holdings,
Inc.*(a) 4,713 202,801
Echo Global Logistics, Inc.* 5,000 108,100
Forward Air Corp. 5,182 258,167
Hub Group, Inc., Class A* 6,085 291,228
Radiant Logistics, Inc.* 6,586 25,883
1,123,332
Airlines 0.3%
Allegiant Travel Co.(a) 2,456 268,220
Hawaiian Holdings, Inc.(a) 8,335 117,023
Mesa Air Group, Inc.* 5,941 20,437
SkyWest, Inc. 9,033 294,657
Spirit Airlines, Inc.*(a) 16,204 288,431
988,768
Auto Components 1.2%
Adient plc* 16,164 265,413
American Axle &
Manufacturing Holdings,
Inc.* 20,624 156,742
Cooper Tire & Rubber Co. 9,335 257,739
Cooper-Standard Holdings,
Inc.* 3,501 46,388
Dana, Inc. 27,069 329,971
Dorman Products, Inc.* 4,867 326,430
Fox Factory Holding Corp.*(a) 6,998 578,105
Gentherm, Inc.* 5,932 230,755
Goodyear Tire & Rubber Co.
(The) 43,140 385,887
LCI Industries(a) 4,574 525,919
Modine Manufacturing Co.* 9,517 52,534
Motorcar Parts of America,
Inc.*(a) 3,544 62,622
Standard Motor Products, Inc. 3,858 158,950
Stoneridge, Inc.* 4,931 101,874
Tenneco, Inc., Class A*(a) 8,486 64,154
Visteon Corp.* 5,041 345,309
Workhorse Group, Inc.*(a) 11,126 193,481
Common Stocks
Shares Value ($)
Auto Components
XPEL, Inc. Reg. S* 2,772 43,354
4,125,627
Automobiles 0.1%
Winnebago Industries, Inc. 5,801 386,463
Banks 8.2%
1st Constitution Bancorp 2,162 26,809
1st Source Corp. 3,188 113,429
ACNB Corp. 1,741 45,579
Allegiance Bancshares, Inc.(a) 3,172 80,537
Amalgamated Bank, Class A 2,311 29,211
Amerant Bancorp, Inc.*(a) 4,561 68,597
American National
Bankshares, Inc. 1,983 49,654
Ameris Bancorp 12,159 286,831
Ames National Corp. 1,939 38,276
Arrow Financial Corp. 2,453 72,928
Atlantic Capital Bancshares,
Inc.* 3,965 48,214
Atlantic Union Bankshares
Corp. 14,384 333,133
Auburn National Bancorp, Inc. 518 29,573
Banc of California, Inc.(a) 8,402 90,994
BancFirst Corp.(a) 3,429 139,115
Bancorp, Inc. (The)* 10,114 99,117
BancorpSouth Bank 18,221 414,346
Bank First Corp. 1,148 73,587
Bank of Commerce Holdings 2,924 22,164
Bank of Marin Bancorp 2,384 79,459
Bank of NT Butterfield & Son
Ltd. (The) 9,646 235,266
Bank of Princeton (The) 1,312 26,345
Bank7 Corp. 666 7,229
BankFinancial Corp. 2,483 20,857
BankUnited, Inc. 17,136 347,004
Bankwell Financial Group, Inc. 1,642 26,108
Banner Corp. 5,263 199,994
Bar Harbor Bankshares 3,122 69,902
Baycom Corp.*(a) 2,628 33,927
BCB Bancorp, Inc. 2,763 25,641
Berkshire Hills Bancorp, Inc. 8,451 93,130
Boston Private Financial
Holdings, Inc. 12,064 83,000
Bridge Bancorp, Inc. 3,151 71,969
Brookline Bancorp, Inc.(a) 11,654 117,472
Bryn Mawr Bank Corp. 3,684 101,899
Business First Bancshares,
Inc. 2,130 32,695
Byline Bancorp, Inc. 4,619 60,509
C&F Financial Corp. 640 21,280
Cadence Bancorp 20,381 180,576
California Bancorp, Inc.* 1,325 19,742
Cambridge Bancorp 1,164 68,955
Camden National Corp. 2,777 95,918
Capital Bancorp, Inc.* 1,347 14,413
Capital City Bank Group, Inc. 2,494 52,249
Capstar Financial Holdings,
Inc. 2,858 34,296
Carter Bank & Trust 4,072 32,861
Cathay General Bancorp 13,871 364,807

NVIT Small Cap Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
Banks
CB Financial Services, Inc. 1,171 25,551
CBTX, Inc. 3,497 73,437
Central Pacific Financial Corp. 4,275 68,528
Central Valley Community
Bancorp 2,347 36,120
Century Bancorp, Inc., Class A 493 38,316
Chemung Financial Corp. 604 16,489
ChoiceOne Financial Services,
Inc. 1,292 38,192
CIT Group, Inc.(a) 18,369 380,789
Citizens & Northern Corp. 2,453 50,654
Citizens Holding Co. 994 24,850
City Holding Co.(a) 2,890 188,341
Civista Bancshares, Inc. 3,025 46,585
CNB Financial Corp. 2,659 47,676
Coastal Financial Corp.* 2,019 29,316
Codorus Valley Bancorp, Inc. 1,676 23,179
Colony Bankcorp, Inc. 1,873 22,045
Columbia Banking System,
Inc. 11,701 331,665
Community Bank System, Inc.
(a) 8,949 510,272
Community Bankers Trust
Corp.(a) 5,221 28,715
Community Financial Corp.
(The) 755 18,422
Community Trust Bancorp, Inc. 2,950 96,642
ConnectOne Bancorp, Inc. 7,226 116,483
County Bancorp, Inc. 1,066 22,311
CrossFirst Bankshares,
Inc.*(a) 8,929 87,326
Customers Bancorp, Inc.* 4,802 57,720
CVB Financial Corp. 23,734 444,775
Delmar Bancorp 1,694 11,130
Dime Community Bancshares,
Inc. 5,255 72,151
Eagle Bancorp Montana, Inc. 1,525 26,504
Eagle Bancorp, Inc. 5,291 173,280
Enterprise Bancorp, Inc. 1,849 44,043
Enterprise Financial Services
Corp. 4,382 136,368
Equity Bancshares, Inc., Class
A* 2,895 50,489
Esquire Financial Holdings,
Inc.* 1,629 27,530
Evans Bancorp, Inc. 849 19,748
Farmers & Merchants
Bancorp, Inc.(a) 1,979 42,034
Farmers National Banc Corp. 5,210 61,791
FB Financial Corp. 3,520 87,190
Fidelity D&D Bancorp, Inc.(a) 835 40,155
Financial Institutions, Inc. 3,124 58,138
First Bancorp, Inc. (The) 2,175 47,198
First Bancorp/NC 5,338 133,877
First Bancorp/PR 38,677 216,204
First Bancshares, Inc. (The) 4,077 91,733
First Bank 2,813 18,341
First Busey Corp. 9,593 178,909
Common Stocks
Shares Value ($)
Banks
First Business Financial
Services, Inc. 1,460 24,017
First Capital, Inc.(a) 622 43,210
First Choice Bancorp 2,316 37,936
First Commonwealth Financial
Corp. 14,809 122,619
First Community Bankshares,
Inc. 3,482 78,171
First Community Corp. 1,602 24,270
First Financial Bancorp 16,198 224,990
First Financial Bankshares,
Inc.(a) 23,877 689,807
First Financial Corp. 2,648 97,552
First Foundation, Inc. 7,229 118,122
First Guaranty Bancshares,
Inc. 1,171 14,321
First Internet Bancorp 1,933 32,126
First Interstate BancSystem,
Inc., Class A 7,997 247,587
First Merchants Corp. 9,895 272,805
First Mid Bancshares, Inc. 2,726 71,503
First Midwest Bancorp, Inc. 20,274 270,658
First Northwest Bancorp 2,046 25,411
First of Long Island Corp.
(The) 4,323 70,638
First Savings Financial Group,
Inc. 365 15,815
First United Corp. 1,582 21,104
First Western Financial, Inc.* 1,162 16,559
Flushing Financial Corp. 5,527 63,671
FNCB Bancorp, Inc. 3,053 17,555
Franklin Financial Network,
Inc. 2,536 65,302
Franklin Financial Services
Corp. 746 19,321
Fulton Financial Corp. 30,029 316,205
FVCBankcorp, Inc.* 2,775 29,859
German American Bancorp,
Inc. 4,715 146,637
Glacier Bancorp, Inc. 17,744 626,186
Great Southern Bancorp, Inc. 2,000 80,720
Great Western Bancorp, Inc. 8,620 118,611
Guaranty Bancshares, Inc. 1,405 36,347
Hancock Whitney Corp. 16,099 341,299
Hanmi Financial Corp. 4,434 43,054
HarborOne Bancorp, Inc.*(a) 9,424 80,481
Hawthorn Bancshares, Inc.(a) 1,339 26,366
HBT Financial, Inc. 2,251 30,006
Heartland Financial USA, Inc. 6,464 216,156
Heritage Commerce Corp. 11,535 86,570
Heritage Financial Corp.(a) 5,919 118,380
Hilltop Holdings, Inc. 13,563 250,237
Home BancShares, Inc. 28,336 435,808
HomeTrust Bancshares, Inc. 3,286 52,576
Hope Bancorp, Inc.(a) 19,484 179,642
Horizon Bancorp, Inc. 8,459 90,427
Howard Bancorp, Inc.* 2,455 26,072
IBERIABANK Corp. 9,594 436,911
Independent Bank Corp./MA 5,519 370,270
Independent Bank Corp./MI 3,767 55,940

94 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Independent Bank Group, Inc. 6,938 281,128
International Bancshares Corp. 9,905 317,158
Investar Holding Corp. 1,779 25,796
Investors Bancorp, Inc. 43,067 366,070
Lakeland Bancorp, Inc. 9,006 102,939
Lakeland Financial Corp.(a) 4,485 208,956
Landmark Bancorp, Inc. 892 22,041
LCNB Corp. 2,679 42,757
Level One Bancorp, Inc. 959 16,054
Limestone Bancorp, Inc.* 925 12,164
Live Oak Bancshares, Inc.(a) 5,594 81,169
Macatawa Bank Corp. 4,756 37,192
Mackinac Financial Corp.(a) 1,953 20,253
MainStreet Bancshares, Inc.* 1,133 14,956
Mercantile Bank Corp. 2,830 63,958
Meridian Corp.* 913 14,471
Metrocity Bankshares, Inc.(a) 3,623 51,918
Metropolitan Bank Holding
Corp.* 1,425 45,714
Mid Penn Bancorp, Inc. 1,589 29,285
Middlefield Banc Corp. 1,361 28,241
Midland States Bancorp, Inc. 3,979 59,486
MidWestOne Financial Group,
Inc. 3,018 60,360
MVB Financial Corp. 2,211 29,406
National Bank Holdings Corp.,
Class A 5,315 143,505
National Bankshares, Inc. 1,366 39,068
NBT Bancorp, Inc. 7,692 236,606
Nicolet Bankshares, Inc.* 1,624 88,995
Northeast Bank 1,084 19,024
Northrim Bancorp, Inc. 1,166 29,313
Norwood Financial Corp. 1,310 32,475
Oak Valley Bancorp 1,717 21,772
OceanFirst Financial Corp. 11,035 194,547
OFG Bancorp 9,279 124,060
Ohio Valley Banc Corp. 831 18,739
Old National Bancorp(a) 27,950 384,592
Old Second Bancorp, Inc. 5,718 44,486
Origin Bancorp, Inc. 4,333 95,326
Orrstown Financial Services,
Inc. 2,454 36,197
Pacific Premier Bancorp, Inc. 15,756 341,590
Park National Corp. 2,720 191,434
Parke Bancorp, Inc. 2,417 32,750
PCB Bancorp 2,152 22,166
Peapack-Gladstone Financial
Corp. 3,701 69,320
Penns Woods Bancorp, Inc. 1,298 29,478
Peoples Bancorp of North
Carolina, Inc. 776 13,712
Peoples Bancorp, Inc. 3,324 70,735
Peoples Financial Services
Corp. 1,449 55,337
People's Utah Bancorp 3,102 69,702
Plumas Bancorp(a) 1,133 25,062
Preferred Bank 2,537 108,710
Premier Financial Bancorp,
Inc. 2,917 37,396
Common Stocks
Shares Value ($)
Banks
Professional Holding Corp.,
Class A* 1,154 16,018
QCR Holdings, Inc. 2,927 91,264
RBB Bancorp 2,959 40,390
Red River Bancshares, Inc. 901 39,545
Reliant Bancorp, Inc. 3,209 52,275
Renasant Corp. 10,191 253,756
Republic Bancorp, Inc., Class
A 1,968 64,373
Republic First Bancorp, Inc.* 10,541 25,720
Richmond Mutual Bancorp,
Inc.(a) 2,809 31,573
S&T Bancorp, Inc. 6,754 158,381
Salisbury Bancorp, Inc. 605 24,799
Sandy Spring Bancorp, Inc. 8,697 215,512
SB Financial Group, Inc. 1,491 24,780
SB One Bancorp 1,845 36,347
Seacoast Banking Corp. of
Florida* 9,096 185,558
Select Bancorp, Inc.* 3,085 25,112
ServisFirst Bancshares, Inc.(a) 9,112 325,845
Shore Bancshares, Inc. 2,225 24,675
Sierra Bancorp 2,674 50,485
Silvergate Capital Corp., Class
A*(a) 3,034 42,476
Simmons First National Corp.,
Class A 18,593 318,126
SmartFinancial, Inc. 2,666 43,136
South Plains Financial, Inc. 2,408 34,290
South State Corp. 12,959 617,626
Southern First Bancshares,
Inc.* 1,286 35,635
Southern National Bancorp of
Virginia, Inc. 4,301 41,677
Southside Bancshares, Inc. 5,777 160,138
Spirit of Texas Bancshares,
Inc.* 2,995 36,868
Stock Yards Bancorp, Inc.(a) 3,856 155,011
Summit Financial Group, Inc. 2,479 40,854
Texas Capital Bancshares,
Inc.* 9,468 292,277
Tompkins Financial Corp. 2,702 175,009
Towne Bank 12,359 232,844
TriCo Bancshares 4,868 148,231
TriState Capital Holdings,
Inc.*(a) 5,475 86,012
Triumph Bancorp, Inc.* 4,016 97,468
Trustmark Corp. 11,813 289,655
UMB Financial Corp. 7,995 412,142
United Bankshares, Inc.(a) 22,935 634,382
United Community Banks, Inc. 12,726 256,047
United Security Bancshares 3,371 22,552
Unity Bancorp, Inc. 1,542 22,051
Univest Financial Corp. 5,518 89,061
Valley National Bancorp(a) 73,879 577,734
Veritex Holdings, Inc. 8,941 158,256
Washington Trust Bancorp,
Inc. 3,326 108,927
WesBanco, Inc. 12,266 249,122
West Bancorp, Inc. 3,303 57,769

NVIT Small Cap Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 95
Common Stocks
Shares Value ($)
Banks
Westamerica Bancorp(a) 4,697 269,702
27,719,694
Beverages 0.3%
Celsius Holdings, Inc.* 6,164 72,550
Coca-Cola Consolidated, Inc. 843 193,207
Craft Brew Alliance, Inc.*(a) 1,983 30,518
MGP Ingredients, Inc.(a) 2,412 88,533
National Beverage Corp.* 2,166 132,169
New Age Beverages Corp.* 16,742 25,615
Primo Water Corp. 28,954 398,118
940,710
Biotechnology 10.5%
89bio, Inc.* 498 9,925
Abeona Therapeutics, Inc.* 12,395 36,131
ADMA Biologics, Inc.*(a) 10,654 31,216
Aduro Biotech, Inc.* 12,767 29,492
Adverum Biotechnologies,
Inc.*(a) 13,537 282,653
Aeglea BioTherapeutics, Inc.* 7,844 72,557
Affimed NV* 14,293 65,962
Agenus, Inc.* 25,549 100,408
Aimmune Therapeutics,
Inc.*(a) 8,610 143,873
Akcea Therapeutics, Inc.*(a) 2,844 38,963
Akebia Therapeutics, Inc.* 23,898 324,535
Akero Therapeutics, Inc.* 2,057 51,260
Albireo Pharma, Inc.* 2,453 64,980
Alector, Inc.*(a) 8,491 207,520
Allakos, Inc.*(a) 4,492 322,795
Allogene Therapeutics, Inc.*(a) 8,923 382,083
Amicus Therapeutics, Inc.*(a) 46,558 702,095
AnaptysBio, Inc.*(a) 4,160 92,934
Anavex Life Sciences
Corp.*(a) 9,745 47,945
Anika Therapeutics, Inc.*(a) 2,587 97,607
Apellis Pharmaceuticals,
Inc.*(a) 10,980 358,607
Applied Genetic Technologies
Corp.* 4,730 26,204
Applied Therapeutics, Inc.*(a) 2,446 88,423
Aprea Therapeutics, Inc.* 1,299 50,375
Aptinyx, Inc.* 4,402 18,356
Aravive, Inc.*(a) 2,285 26,597
Arcturus Therapeutics
Holdings, Inc.* 2,311 108,016
Arcus Biosciences, Inc.* 5,924 146,560
Arcutis Biotherapeutics, Inc.* 1,725 52,164
Ardelyx, Inc.* 13,170 91,136
Arena Pharmaceuticals,
Inc.*(a) 10,423 656,128
Arrowhead Pharmaceuticals,
Inc.*(a) 18,414 795,301
Assembly Biosciences, Inc.* 5,596 130,499
Atara Biotherapeutics, Inc.*(a) 10,627 154,835
Athenex, Inc.*(a) 13,592 187,026
Athersys, Inc.*(a) 30,891 85,259
Atreca, Inc., Class A*(a) 3,872 82,396
AVEO Pharmaceuticals, Inc.* 2,106 10,846
Avid Bioservices, Inc.*(a) 10,632 69,799
Common Stocks
Shares Value ($)
Biotechnology
Avrobio, Inc.*(a) 5,769 100,669
Axcella Health, Inc.* 2,743 15,169
Beam Therapeutics, Inc.* 2,236 62,608
Beyondspring, Inc.* 2,168 32,693
BioCryst Pharmaceuticals,
Inc.*(a) 29,293 139,581
Biohaven Pharmaceutical
Holding Co. Ltd.* 8,666 633,571
BioSpecifics Technologies
Corp.* 1,158 70,962
Bioxcel Therapeutics, Inc.*(a) 1,940 102,839
Black Diamond Therapeutics,
Inc.* 2,232 94,101
Blueprint Medicines Corp.* 9,966 777,348
BrainStorm Cell Therapeutics,
Inc.* 4,837 54,223
Bridgebio Pharma, Inc.*(a) 13,324 434,496
Cabaletta Bio, Inc.* 2,289 25,499
Calithera Biosciences, Inc.* 12,048 63,613
Calyxt, Inc.*(a) 2,986 14,721
CareDx, Inc.*(a) 7,883 279,295
CASI Pharmaceuticals, Inc.* 8,540 21,350
Castle Biosciences, Inc.* 1,768 66,636
Catabasis Pharmaceuticals,
Inc.* 3,356 21,579
Catalyst Biosciences, Inc.* 3,435 20,163
Catalyst Pharmaceuticals,
Inc.* 18,580 85,840
Cellular Biomedicine Group,
Inc.* 2,394 35,838
CEL-SCI Corp.*(a) 5,764 85,999
Centogene NV* 728 16,657
Checkpoint Therapeutics,
Inc.*(a) 8,467 16,765
ChemoCentryx, Inc.* 8,216 472,749
Chimerix, Inc.* 8,568 26,561
Cidara Therapeutics, Inc.* 6,154 22,708
Clovis Oncology, Inc.*(a) 12,896 87,048
Cohbar, Inc. Reg. S* 3,525 5,464
Coherus Biosciences, Inc.*(a) 10,819 193,227
Concert Pharmaceuticals,
Inc.*(a) 5,273 52,466
Constellation Pharmaceuticals,
Inc.*(a) 4,930 148,146
ContraFect Corp.*(a) 2,653 16,953
Corbus Pharmaceuticals
Holdings, Inc.*(a) 12,520 105,043
Cortexyme, Inc.*(a) 2,870 132,881
Crinetics Pharmaceuticals,
Inc.* 4,819 84,429
Cue Biopharma, Inc.* 5,073 124,339
Cyclerion Therapeutics, Inc.* 3,820 22,576
Cytokinetics, Inc.*(a) 10,084 237,680
CytomX Therapeutics, Inc.* 8,757 72,946
Deciphera Pharmaceuticals,
Inc.* 6,879 410,814
Denali Therapeutics, Inc.*(a) 11,533 278,868
DermTech, Inc.* 1,426 18,866

96 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Dicerna Pharmaceuticals,
Inc.*(a) 11,784 299,314
Dyadic International, Inc.*(a) 3,692 31,973
Dynavax Technologies
Corp.*(a) 16,270 144,315
Eagle Pharmaceuticals, Inc.* 1,901 91,210
Editas Medicine, Inc.*(a) 10,176 301,006
Eidos Therapeutics, Inc.*(a) 1,908 90,954
Eiger BioPharmaceuticals,
Inc.* 4,733 45,437
Emergent BioSolutions, Inc.* 8,212 649,405
Enanta Pharmaceuticals, Inc.* 3,448 173,124
Enochian Biosciences, Inc.*(a) 2,332 9,818
Epizyme, Inc.* 16,359 262,726
Esperion Therapeutics, Inc.*(a) 4,771 244,800
Evelo Biosciences, Inc.*(a) 2,164 10,604
Exicure, Inc.* 10,693 26,091
Fate Therapeutics, Inc.*(a) 11,505 394,737
Fennec Pharmaceuticals, Inc.* 4,021 33,575
FibroGen, Inc.* 15,307 620,393
Five Prime Therapeutics, Inc.* 5,357 32,678
Flexion Therapeutics, Inc.*(a) 6,463 84,988
Fortress Biotech, Inc.* 9,740 26,103
Frequency Therapeutics,
Inc.*(a) 5,171 120,226
G1 Therapeutics, Inc.*(a) 6,373 154,609
Galectin Therapeutics, Inc.*(a) 6,784 20,759
Galera Therapeutics, Inc.* 1,286 9,182
Genprex, Inc.*(a) 4,875 15,307
Geron Corp.*(a) 35,843 78,138
GlycoMimetics, Inc.* 5,293 19,902
Gossamer Bio, Inc.*(a) 8,965 116,545
Gritstone Oncology, Inc.*(a) 5,523 36,673
Halozyme Therapeutics,
Inc.*(a) 24,643 660,679
Harpoon Therapeutics, Inc.* 1,833 30,428
Heron Therapeutics, Inc.*(a) 16,200 238,302
Homology Medicines, Inc.*(a) 6,242 94,816
Hookipa Pharma, Inc.* 2,375 27,597
iBio, Inc.* 5,694 12,641
Ideaya Biosciences, Inc.* 2,466 35,042
IGM Biosciences, Inc.* 1,301 94,973
Immunic, Inc.* 769 9,320
ImmunoGen, Inc.* 31,559 145,171
Immunovant, Inc.* 3,503 85,298
Inovio Pharmaceuticals,
Inc.*(a) 26,301 708,812
Insmed, Inc.* 18,569 511,390
Intellia Therapeutics, Inc.*(a) 7,993 168,013
Intercept Pharmaceuticals,
Inc.*(a) 4,713 225,800
Invitae Corp.*(a) 21,196 642,027
Ironwood Pharmaceuticals,
Inc.*(a) 28,606 295,214
IVERIC bio, Inc.* 8,720 44,472
Jounce Therapeutics, Inc.* 3,950 27,255
Kadmon Holdings, Inc.* 28,574 146,299
KalVista Pharmaceuticals,
Inc.* 2,137 25,858
Karuna Therapeutics, Inc.*(a) 2,843 316,881
Common Stocks
Shares Value ($)
Biotechnology
Karyopharm Therapeutics,
Inc.*(a) 12,771 241,883
Keros Therapeutics, Inc.* 1,333 50,001
Kezar Life Sciences, Inc.* 5,327 27,594
Kindred Biosciences, Inc.* 6,273 28,166
Kiniksa Pharmaceuticals Ltd.,
Class A* 3,549 90,429
Kodiak Sciences, Inc.*(a) 5,342 289,109
Krystal Biotech, Inc.*(a) 2,181 90,337
Kura Oncology, Inc.* 9,781 159,430
La Jolla Pharmaceutical
Co.*(a) 3,164 13,479
Lexicon Pharmaceuticals,
Inc.*(a) 7,029 14,023
Ligand Pharmaceuticals,
Inc.*(a) 2,700 301,995
LogicBio Therapeutics, Inc.*(a) 2,368 20,033
MacroGenics, Inc.* 8,879 247,902
Madrigal Pharmaceuticals,
Inc.*(a) 1,647 186,523
Magenta Therapeutics, Inc.* 3,153 23,679
MannKind Corp.*(a) 39,031 68,304
Marker Therapeutics, Inc.*(a) 4,374 9,054
MediciNova, Inc.*(a) 8,327 45,132
MEI Pharma, Inc.* 19,172 79,180
MeiraGTx Holdings plc* 3,726 46,650
Mersana Therapeutics, Inc.* 8,408 196,747
Minerva Neurosciences, Inc.* 5,849 21,115
Mirati Therapeutics, Inc.* 6,733 768,707
Mirum Pharmaceuticals,
Inc.*(a) 859 16,716
Molecular Templates, Inc.* 4,401 60,690
Momenta Pharmaceuticals,
Inc.* 21,708 722,225
Morphic Holding, Inc.*(a) 2,505 67,760
Mustang Bio, Inc.* 4,516 14,361
Myriad Genetics, Inc.*(a) 13,401 151,967
NantKwest, Inc.* 5,636 69,210
Natera, Inc.* 12,828 639,604
Neoleukin Therapeutics, Inc.* 5,382 89,341
Neubase Therapeutics,
Inc.*(a) 3,240 28,447
NeuroBo Pharmaceuticals,
Inc.*(a) 816 6,569
NextCure, Inc.*(a) 2,915 62,498
Novavax, Inc.*(a) 10,673 889,595
Nymox Pharmaceutical Corp.* 7,125 25,294
Oncocyte Corp.*(a) 6,821 13,028
OPKO Health, Inc.*(a) 71,677 244,419
Organogenesis Holdings, Inc.* 3,741 14,365
Orgenesis, Inc.* 2,787 16,945
ORIC Pharmaceuticals, Inc.* 1,640 55,317
Ovid therapeutics, Inc.* 8,042 59,270
Oyster Point Pharma, Inc.*(a) 953 27,523
Passage Bio, Inc.* 2,540 69,418
PDL BioPharma, Inc.* 19,905 57,924
Pfenex, Inc.* 6,526 54,492
PhaseBio Pharmaceuticals,
Inc.*(a) 3,824 17,590

NVIT Small Cap Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 97
Common Stocks
Shares Value ($)
Biotechnology
Pieris Pharmaceuticals,
Inc.*(a) 7,684 23,820
Portola Pharmaceuticals,
Inc.*(a) 14,321 257,635
Precigen, Inc.*(a) 11,931 59,536
Precision BioSciences, Inc.*(a) 8,486 70,688
Prevail Therapeutics, Inc.*(a) 2,641 39,351
Principia Biopharma, Inc.*(a) 5,377 321,491
Protagonist Therapeutics, Inc.* 4,071 71,894
Protara Therapeutics, Inc.* 377 11,054
Prothena Corp. plc*(a) 5,920 61,923
PTC Therapeutics, Inc.* 11,263 571,485
Puma Biotechnology, Inc.*(a) 5,936 61,912
Radius Health, Inc.* 8,341 113,688
RAPT Therapeutics, Inc.*(a) 2,070 60,071
REGENXBIO, Inc.*(a) 6,250 230,187
Replimune Group, Inc.* 3,039 75,519
Retrophin, Inc.*(a) 7,682 156,790
REVOLUTION Medicines,
Inc.* 2,631 83,061
Rhythm Pharmaceuticals, Inc.* 5,901 131,592
Rigel Pharmaceuticals, Inc.*(a) 28,489 52,135
Rocket Pharmaceuticals,
Inc.*(a) 6,291 131,671
Rubius Therapeutics, Inc.*(a) 7,152 42,769
Sangamo Therapeutics,
Inc.*(a) 20,789 186,269
Savara, Inc.* 8,351 20,794
Scholar Rock Holding Corp.* 4,034 73,459
Selecta Biosciences, Inc.*(a) 11,936 33,898
Seres Therapeutics, Inc.*(a) 7,846 37,347
Soleno Therapeutics, Inc.* 5,673 12,594
Solid Biosciences, Inc.*(a) 5,771 16,909
Sorrento Therapeutics, Inc.*(a) 31,632 198,649
Spectrum Pharmaceuticals,
Inc.* 21,324 72,075
Spero Therapeutics, Inc.* 2,617 35,408
SpringWorks Therapeutics,
Inc.*(a) 3,932 165,144
Stoke Therapeutics, Inc.* 2,319 55,262
Sutro Biopharma, Inc.*(a) 2,939 22,807
Syndax Pharmaceuticals, Inc.* 4,831 71,595
Syros Pharmaceuticals, Inc.* 7,540 80,376
TCR2 Therapeutics, Inc.* 3,165 48,614
TG Therapeutics, Inc.*(a) 17,690 344,601
Translate Bio, Inc.* 9,050 162,176
Turning Point Therapeutics,
Inc.*(a) 5,115 330,378
Twist Bioscience Corp.*(a) 5,430 245,979
Tyme Technologies, Inc.*(a) 9,871 13,128
Ultragenyx Pharmaceutical,
Inc.*(a) 10,403 813,723
UNITY Biotechnology, Inc.*(a) 6,035 52,384
UroGen Pharma Ltd.*(a) 3,543 92,543
Vanda Pharmaceuticals, Inc.* 9,716 111,151
Vaxart, Inc.* 7,376 65,278
VBI Vaccines, Inc.* 32,191 99,792
Veracyte, Inc.*(a) 9,095 235,560
Verastem, Inc.* 28,550 49,106
Vericel Corp.*(a) 8,248 113,987
Common Stocks
Shares Value ($)
Biotechnology
Viela Bio, Inc.* 3,639 157,641
Viking Therapeutics, Inc.*(a) 12,181 87,825
Vir Biotechnology, Inc.*(a) 8,470 347,016
Voyager Therapeutics, Inc.* 4,843 61,119
X4 Pharmaceuticals, Inc.* 3,262 30,402
XBiotech, Inc.* 2,425 33,247
Xencor, Inc.*(a) 10,067 326,070
XOMA Corp.*(a) 1,053 20,807
Y-mAbs Therapeutics, Inc.* 5,537 239,198
Zentalis Pharmaceuticals, Inc.* 1,937 93,015
ZIOPHARM Oncology, Inc.*(a) 39,732 130,321
35,230,279
Building Products 1.5%
AAON, Inc.(a) 7,444 404,135
Advanced Drainage Systems,
Inc. 9,102 449,639
Alpha Pro Tech Ltd.* 2,088 36,957
American Woodmark Corp.* 3,192 241,475
Apogee Enterprises, Inc. 4,751 109,463
Builders FirstSource, Inc.* 21,500 445,050
Caesarstone Ltd. 4,077 48,312
Cornerstone Building Brands,
Inc.*(a) 9,044 54,807
CSW Industrials, Inc. 2,657 183,625
Gibraltar Industries, Inc.* 6,008 288,444
Griffon Corp. 6,965 128,992
Insteel Industries, Inc. 3,124 59,575
JELD-WEN Holding, Inc.* 12,861 207,191
Masonite International Corp.* 4,506 350,477
Patrick Industries, Inc. 4,190 256,637
PGT Innovations, Inc.* 10,815 169,579
Quanex Building Products
Corp. 6,517 90,456
Resideo Technologies, Inc.*(a) 23,257 272,572
Simpson Manufacturing Co.,
Inc. 7,986 673,699
UFP Industries, Inc. 11,098 549,462
5,020,547
Capital Markets 1.5%
Artisan Partners Asset
Management, Inc., Class A 10,161 330,232
Assetmark Financial Holdings,
Inc.*(a) 3,032 82,743
Associated Capital Group,
Inc., Class A 391 14,346
B. Riley Financial, Inc. 3,852 83,820
BGC Partners, Inc., Class A 22,563 61,823
Blucora, Inc.* 8,865 101,238
Brightsphere Investment
Group, Inc. 11,722 146,056
Calamos Asset Management,
Inc.*^∞ 4,451 0
Cohen & Steers, Inc. 4,572 311,125
Cowen, Inc., Class A(a) 4,999 81,034
Diamond Hill Investment
Group, Inc. 594 67,520
Donnelley Financial Solutions,
Inc.* 5,319 44,680

98 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Capital Markets
Federated Hermes, Inc., Class
B 17,978 426,079
Focus Financial Partners, Inc.,
Class A* 5,926 195,854
GAIN Capital Holdings, Inc.(a) 4,075 24,531
GAMCO Investors, Inc., Class
A 1,477 19,659
Greenhill & Co., Inc. 2,718 27,153
Hamilton Lane, Inc., Class A 4,057 273,320
Houlihan Lokey, Inc. 8,145 453,188
INTL. FCStone, Inc.* 3,119 171,545
Moelis & Co., Class A(a) 9,873 307,643
Oppenheimer Holdings, Inc.,
Class A 2,046 44,582
Piper Sandler Cos. 3,302 195,346
PJT Partners, Inc., Class A 4,373 224,510
Pzena Investment
Management, Inc., Class A 3,204 17,430
Safeguard Scientifics, Inc. 4,520 31,640
Sculptor Capital Management,
Inc.(a) 3,832 49,548
Siebert Financial Corp.* 2,167 10,965
Silvercrest Asset Management
Group, Inc., Class A 2,295 29,169
Stifel Financial Corp. 12,354 585,950
Value Line, Inc. 289 7,800
Virtus Investment Partners,
Inc. 1,407 163,620
Waddell & Reed Financial,
Inc., Class A(a) 11,767 182,506
Westwood Holdings Group,
Inc. 1,820 28,665
WisdomTree Investments, Inc. 28,553 99,079
4,894,399
Chemicals 1.7%
Advanced Emissions
Solutions, Inc.(a) 2,872 13,929
AdvanSix, Inc.* 5,296 62,175
AgroFresh Solutions, Inc.* 5,205 15,771
American Vanguard Corp. 4,886 67,231
Amyris, Inc.*(a) 12,621 53,892
Balchem Corp.(a) 5,891 558,820
Chase Corp. 1,346 137,965
Ferro Corp.* 14,834 177,118
FutureFuel Corp. 4,822 57,623
GCP Applied Technologies,
Inc.* 9,329 173,333
Hawkins, Inc. 1,714 72,982
HB Fuller Co.(a) 9,588 427,625
Ingevity Corp.* 7,611 400,110
Innospec, Inc. 4,458 344,380
Intrepid Potash, Inc.*(a) 22,215 21,993
Koppers Holdings, Inc.* 4,082 76,905
Kraton Corp.* 5,898 101,917
Kronos Worldwide, Inc.(a) 4,258 44,326
Livent Corp.*(a) 27,638 170,250
Marrone Bio Innovations, Inc.* 7,916 9,262
Minerals Technologies, Inc. 6,237 292,702
Orion Engineered Carbons SA 11,651 123,384
Common Stocks
Shares Value ($)
Chemicals
PolyOne Corp. 16,696 437,936
PQ Group Holdings, Inc.* 7,125 94,335
Quaker Chemical Corp.(a) 2,410 447,417
Rayonier Advanced Materials,
Inc.*(a) 13,497 37,927
Sensient Technologies Corp. 7,876 410,812
Stepan Co. 3,916 380,244
Trecora Resources* 4,692 29,419
Tredegar Corp. 5,050 77,770
Trinseo SA 7,286 161,458
Tronox Holdings plc, Class A 16,649 120,206
5,601,217
Commercial Services & Supplies 2.2%
ABM Industries, Inc.(a) 12,395 449,939
ACCO Brands Corp. 17,574 124,775
Advanced Disposal Services,
Inc.* 13,388 403,916
Brady Corp., Class A 8,895 416,464
BrightView Holdings, Inc.* 5,926 66,371
Brink's Co. (The) 9,336 424,881
Casella Waste Systems, Inc.,
Class A* 8,310 433,117
CECO Environmental Corp.* 6,437 42,420
Cimpress plc* 3,312 252,838
CompX International, Inc. 256 3,538
Covanta Holding Corp. 22,429 215,094
Deluxe Corp. 7,662 180,364
Ennis, Inc. 5,052 91,643
Harsco Corp.* 14,216 192,058
Healthcare Services Group,
Inc.(a) 13,849 338,747
Heritage-Crystal Clean, Inc.* 3,012 52,590
Herman Miller, Inc. 11,081 261,622
HNI Corp. 7,834 239,485
Interface, Inc. 10,530 85,714
KAR Auction Services, Inc. 24,101 331,630
Kimball International, Inc.,
Class B 6,822 78,862
Knoll, Inc. 9,708 118,341
Matthews International Corp.,
Class A 5,389 102,930
McGrath RentCorp 4,437 239,642
Mobile Mini, Inc. 8,254 243,493
NL Industries, Inc. 1,098 3,744
PICO Holdings, Inc.* 3,189 26,883
Pitney Bowes, Inc.(a) 30,135 78,351
Quad/Graphics, Inc. 5,740 18,655
SP Plus Corp.* 4,164 86,237
Steelcase, Inc., Class A 16,302 196,602
Team, Inc.*(a) 6,683 37,224
Tetra Tech, Inc. 9,837 778,303
UniFirst Corp. 2,738 489,965
US Ecology, Inc.(a) 5,871 198,910
Viad Corp. 3,632 69,081
VSE Corp. 1,809 56,785
7,431,214
Communications Equipment 0.9%
Acacia Communications, Inc.* 7,059 474,294
ADTRAN, Inc. 9,078 99,223

NVIT Small Cap Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 99
Common Stocks
Shares Value ($)
Communications Equipment
Applied Optoelectronics,
Inc.*(a) 3,850 41,850
CalAmp Corp.* 6,557 52,522
Calix, Inc.* 9,139 136,171
Cambium Networks Corp.* 1,854 13,645
Casa Systems, Inc.* 5,184 21,566
Clearfield, Inc.* 1,689 23,578
Comtech Telecommunications
Corp. 4,376 73,911
DASAN Zhone Solutions, Inc.* 2,642 23,593
Digi International, Inc.* 5,536 64,494
Extreme Networks, Inc.* 22,240 96,522
Genasys, Inc.* 5,926 28,800
Harmonic, Inc.* 17,041 80,945
Infinera Corp.*(a) 29,607 175,273
Inseego Corp.*(a) 10,202 118,343
InterDigital, Inc. 5,649 319,903
KVH Industries, Inc.* 2,780 24,825
NETGEAR, Inc.* 5,498 142,343
NetScout Systems, Inc.* 12,971 331,539
PC-Tel, Inc.* 3,383 22,598
Plantronics, Inc.(a) 6,256 91,838
Resonant, Inc.*(a) 9,124 21,259
Ribbon Communications, Inc.* 12,026 47,262
Viavi Solutions, Inc.*(a) 42,393 540,087
3,066,384
Construction & Engineering 1.1%
Aegion Corp.* 5,197 82,476
Ameresco, Inc., Class A*(a) 4,203 116,759
API Group Corp. Reg. S*(b) 26,161 317,856
Arcosa, Inc. 9,041 381,530
Argan, Inc. 2,648 125,462
Comfort Systems USA, Inc. 6,738 274,574
Concrete Pumping Holdings,
Inc.* 6,231 21,684
Construction Partners, Inc.,
Class A*(a) 3,474 61,698
Dycom Industries, Inc.* 5,762 235,608
EMCOR Group, Inc. 10,061 665,435
Fluor Corp. 6,190 74,775
Granite Construction, Inc.(a) 8,938 171,073
Great Lakes Dredge & Dock
Corp.* 11,467 106,184
HC2 Holdings, Inc.* 8,675 28,975
IES Holdings, Inc.* 1,710 39,621
MasTec, Inc.*(a) 10,487 470,552
MYR Group, Inc.* 3,061 97,677
Northwest Pipe Co.* 1,633 40,939
NV5 Global, Inc.*(a) 1,966 99,932
Primoris Services Corp.(a) 9,175 162,948
Sterling Construction Co., Inc.* 5,362 56,140
Tutor Perini Corp.* 7,464 90,912
WillScot Corp.*(a) 10,338 127,054
3,849,864
Construction Materials 0.1%
Forterra, Inc.*(a) 3,146 35,110
Summit Materials, Inc., Class
A* 21,741 349,595
Common Stocks
Shares Value ($)
Construction Materials
United States Lime & Minerals,
Inc. 403 34,029
US Concrete, Inc.*(a) 2,979 73,879
492,613
Consumer Finance 0.7%
Atlanticus Holdings Corp.* 754 7,796
Curo Group Holdings Corp. 4,048 33,072
Encore Capital Group, Inc.*(a) 5,797 198,142
Enova International, Inc.* 5,650 84,016
EZCORP, Inc., Class A*(a) 8,674 54,646
FirstCash, Inc. 7,495 505,763
Green Dot Corp., Class A* 9,335 458,162
LendingClub Corp.*(a) 13,444 61,170
Navient Corp.(a) 35,937 252,637
Nelnet, Inc., Class A 3,261 155,680
Oportun Financial Corp.*(a) 3,644 48,975
PRA Group, Inc.*(a) 8,317 321,535
Regional Management Corp.* 1,473 26,087
World Acceptance Corp.*(a) 957 62,703
2,270,384
Containers & Packaging 0.2%
Greif, Inc., Class A 4,708 162,002
Greif, Inc., Class B 1,203 50,322
Myers Industries, Inc.(a) 6,896 100,337
O-I Glass, Inc.(a) 29,384 263,868
Ranpak Holdings Corp.* 4,459 33,175
UFP Technologies, Inc.*(a) 1,278 56,309
666,013
Distributors 0.1%
Core-Mark Holding Co., Inc. 8,439 210,595
Funko, Inc., Class A*(a) 5,189 30,096
Greenlane Holdings, Inc.,
Class A*(a) 3,182 12,665
Weyco Group, Inc. 1,293 27,916
281,272
Diversified Consumer Services 0.7%
Adtalem Global Education,
Inc.* 9,445 294,212
American Public Education,
Inc.* 2,700 79,920
Aspen Group, Inc.* 3,184 28,815
Carriage Services, Inc. 2,897 52,494
Collectors Universe, Inc. 1,765 60,504
Franchise Group, Inc. 3,540 77,455
Houghton Mifflin Harcourt Co.* 19,079 34,533
K12, Inc.*(a) 7,109 193,649
Laureate Education, Inc.,
Class A* 19,812 197,427
OneSpaWorld Holdings Ltd.(a) 7,840 37,397
Perdoceo Education Corp.*(a) 12,857 204,812
Regis Corp.*(a) 4,504 36,843
Strategic Education, Inc. 3,985 612,295
Universal Technical Institute,
Inc.* 5,235 36,383
Vivint Smart Home, Inc.* 13,070 226,503
WW International, Inc.*(a) 8,711 221,085
2,394,327

100 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Diversified Financial Services 0.2%
Alerus Financial Corp.(a) 3,063 60,525
A-Mark Precious Metals, Inc.* 771 14,688
Banco Latinoamericano de
Comercio Exterior SA, Class
E 6,214 71,461
Cannae Holdings, Inc.* 15,494 636,803
GWG Holdings, Inc.*(a) 936 7,179
Marlin Business Services
Corp. 1,548 13,096
SWK Holdings Corp.* 610 7,308
811,060
Diversified Telecommunication Services 0.9%
Alaska Communications
Systems Group, Inc. 7,352 20,512
Anterix, Inc.*(a) 2,319 105,143
ATN International, Inc. 2,090 126,591
Bandwidth, Inc., Class A*(a) 3,521 447,167
Cincinnati Bell, Inc.* 8,127 120,686
Cogent Communications
Holdings, Inc. 7,763 600,546
Consolidated Communications
Holdings, Inc.*(a) 13,165 89,127
IDT Corp., Class B* 2,699 17,625
Iridium Communications, Inc.* 21,604 549,606
Liberty Latin America Ltd.,
Class A* 8,636 83,942
Liberty Latin America Ltd.,
Class C* 20,525 193,756
Ooma, Inc.*(a) 4,138 68,194
ORBCOMM, Inc.* 14,392 55,409
Vonage Holdings Corp.* 42,689 429,451
2,907,755
Electric Utilities 0.9%
ALLETE, Inc. 9,671 528,133
El Paso Electric Co. 7,437 498,279
Genie Energy Ltd., Class B 2,326 17,120
MGE Energy, Inc. 6,424 414,412
Otter Tail Corp. 7,347 284,990
PNM Resources, Inc.(a) 14,605 561,416
Portland General Electric Co. 16,615 694,673
Spark Energy, Inc., Class A(a) 3,085 21,811
3,020,834
Electrical Equipment 0.9%
Allied Motion Technologies,
Inc. 1,198 42,289
American Superconductor
Corp.* 4,420 35,935
Atkore International Group,
Inc.* 8,629 236,003
AZZ, Inc. 4,967 170,467
Bloom Energy Corp., Class A* 15,714 170,968
Encore Wire Corp. 3,650 178,193
EnerSys 7,896 508,344
FuelCell Energy, Inc.*(a) 39,003 88,147
LSI Industries, Inc. 5,019 32,473
Orion Energy Systems, Inc.* 4,018 13,902
Plug Power, Inc.*(a) 59,369 487,419
Powell Industries, Inc. 1,599 43,797
Common Stocks
Shares Value ($)
Electrical Equipment
Preformed Line Products Co. 520 26,005
Sunrun, Inc.* 21,422 422,442
Thermon Group Holdings, Inc.* 6,126 89,256
TPI Composites, Inc.* 5,677 132,672
Ultralife Corp.* 1,100 7,711
Vicor Corp.*(a) 3,328 239,450
Vivint Solar, Inc.*(a) 9,371 92,773
3,018,246
Electronic Equipment, Instruments & Components 2.2%
Akoustis Technologies, Inc.*(a) 5,889 48,820
Arlo Technologies, Inc.* 15,846 40,883
Badger Meter, Inc. 5,340 335,993
Bel Fuse, Inc., Class B 1,988 21,331
Belden, Inc. 8,245 268,375
Benchmark Electronics, Inc. 6,975 150,660
CTS Corp. 5,877 117,775
Daktronics, Inc. 8,300 36,105
ePlus, Inc.* 2,425 171,399
Fabrinet* 6,728 419,962
FARO Technologies, Inc.* 3,129 167,714
Fitbit, Inc., Class A*(a) 43,716 282,405
II-VI, Inc.*(a) 16,544 781,208
Insight Enterprises, Inc.*(a) 6,425 316,110
Intellicheck, Inc.*(a) 3,054 23,058
Iteris, Inc.* 6,815 32,405
Itron, Inc.* 7,407 490,714
Kimball Electronics, Inc.* 4,701 63,652
Knowles Corp.* 16,361 249,669
Luna Innovations, Inc.* 4,982 29,095
Methode Electronics, Inc. 6,610 206,629
MTS Systems Corp. 3,753 66,015
Napco Security Technologies,
Inc.*(a) 2,062 48,230
nLight, Inc.* 6,372 141,841
Novanta, Inc.* 6,211 663,148
OSI Systems, Inc.* 3,123 233,101
PAR Technology Corp.*(a) 2,966 88,772
PC Connection, Inc. 1,906 88,362
Plexus Corp.* 5,270 371,851
Powerfleet, Inc.* 4,751 21,950
Research Frontiers, Inc.* 4,797 19,476
Rogers Corp.*(a) 3,452 430,119
Sanmina Corp.* 12,412 310,796
ScanSource, Inc.* 4,806 115,777
TTM Technologies, Inc.*(a) 18,455 218,876
Vishay Intertechnology, Inc. 24,797 378,650
Vishay Precision Group, Inc.* 2,284 56,141
Wrap Technologies, Inc.*(a) 2,355 24,680
7,531,747
Energy Equipment & Services 0.7%
Archrock, Inc.(a) 24,847 161,257
Aspen Aerogels, Inc.* 3,543 23,313
Bristow Group, Inc.* 1,210 16,855
Cactus, Inc., Class A(a) 9,049 186,681
ChampionX Corp.* 34,701 338,682
DMC Global, Inc.(a) 2,875 79,350
Dril-Quip, Inc.* 6,424 191,371
Exterran Corp.* 4,892 26,368
Frank's International NV* 30,249 67,455

NVIT Small Cap Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 101
Common Stocks
Shares Value ($)
Energy Equipment & Services
Helix Energy Solutions Group,
Inc.*(a) 26,862 93,211
Liberty Oilfield Services, Inc.,
Class A(a) 12,538 68,708
Matrix Service Co.* 5,359 52,089
Nabors Industries Ltd.(a) 1,250 46,275
National Energy Services
Reunited Corp.* 3,788 26,061
Newpark Resources, Inc.* 19,638 43,793
NexTier Oilfield Solutions, Inc.* 29,273 71,719
Oceaneering International,
Inc.* 18,456 117,934
Oil States International, Inc.* 12,334 58,587
Patterson-UTI Energy, Inc.(a) 14,917 51,762
ProPetro Holding Corp.* 15,284 78,560
RPC, Inc.*(a) 12,574 38,728
SEACOR Holdings, Inc.* 3,693 104,586
Select Energy Services, Inc.,
Class A* 12,069 59,138
Solaris Oilfield Infrastructure,
Inc., Class A(a) 5,267 39,081
Tidewater, Inc.* 6,677 37,324
Transocean Ltd.* 110,288 201,827
US Silica Holdings, Inc. 15,154 54,706
2,335,421
Entertainment 0.3%
AMC Entertainment Holdings,
Inc., Class A(a) 9,783 41,969
Cinemark Holdings, Inc. 20,054 231,624
Eros International plc* 13,984 44,190
Gaia, Inc.*(a) 1,635 13,701
Glu Mobile, Inc.* 23,694 219,643
IMAX Corp.* 9,259 103,793
Liberty Media Corp.-Liberty
Braves, Class C* 6,985 137,884
Liberty Media Corp-Liberty
Braves, Class A*(a) 2,157 43,313
LiveXLive Media, Inc.* 5,741 20,782
Marcus Corp. (The) 4,596 60,989
917,888
Equity Real Estate Investment Trusts (REITs) 6.1%
Acadia Realty Trust 16,043 208,238
Agree Realty Corp. 9,714 638,307
Alexander & Baldwin, Inc. 13,731 167,381
Alexander's, Inc. 401 96,601
Alpine Income Property Trust,
Inc. 1,331 21,642
American Assets Trust, Inc. 9,455 263,227
American Finance Trust, Inc. 20,858 165,508
Armada Hoffler Properties, Inc. 10,308 102,565
Bluerock Residential Growth
REIT, Inc. 4,973 40,182
BRT Apartments Corp. 1,701 18,405
CareTrust REIT, Inc. 17,516 300,575
CatchMark Timber Trust, Inc.,
Class A 8,740 77,349
Chatham Lodging Trust 8,846 54,138
CIM Commercial Trust Corp. 2,223 23,964
City Office REIT, Inc. 9,168 92,230
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Clipper Realty, Inc. 3,447 27,921
Colony Capital, Inc. 91,477 219,545
Columbia Property Trust, Inc. 21,468 282,090
Community Healthcare Trust,
Inc. 3,955 161,759
CoreCivic, Inc. 22,570 211,255
CorEnergy Infrastructure Trust,
Inc. 3,085 28,228
CorePoint Lodging, Inc. 6,927 29,163
DiamondRock Hospitality Co. 36,542 202,077
Diversified Healthcare Trust 42,454 187,859
Easterly Government
Properties, Inc. 13,731 317,461
EastGroup Properties, Inc. 7,064 837,861
Essential Properties Realty
Trust, Inc. 17,124 254,120
Farmland Partners, Inc. 4,621 31,654
Four Corners Property Trust,
Inc. 13,177 321,519
Franklin Street Properties
Corp. 19,339 98,436
Front Yard Residential Corp. 9,013 78,413
GEO Group, Inc. (The) 21,536 254,771
Getty Realty Corp. 6,401 189,982
Gladstone Commercial Corp. 6,519 122,231
Gladstone Land Corp. 3,114 49,388
Global Medical REIT, Inc. 8,088 91,637
Global Net Lease, Inc. 16,556 276,982
Healthcare Realty Trust, Inc. 24,561 719,392
Hersha Hospitality Trust 6,163 35,499
Independence Realty Trust,
Inc. 17,957 206,326
Industrial Logistics Properties
Trust 11,517 236,674
Innovative Industrial
Properties, Inc. 3,114 274,094
Investors Real Estate Trust 2,157 152,047
iStar, Inc. 14,113 173,872
Jernigan Capital, Inc. 4,569 62,504
Kite Realty Group Trust 15,791 182,228
Lexington Realty Trust 47,208 498,044
LTC Properties, Inc. 7,300 274,991
Macerich Co. (The) 26,745 239,903
Mack-Cali Realty Corp. 17,079 261,138
Monmouth Real Estate
Investment Corp. 17,244 249,866
National Health Investors, Inc. 7,997 485,578
National Storage Affiliates
Trust 11,373 325,950
New Senior Investment Group,
Inc. 16,861 61,037
NexPoint Residential Trust,
Inc. 3,940 139,279
Office Properties Income Trust 8,480 220,226
One Liberty Properties, Inc. 3,244 57,159
Pebblebrook Hotel Trust 24,337 332,443
Physicians Realty Trust 37,598 658,717
Piedmont Office Realty Trust,
Inc., Class A 23,527 390,783

102 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Plymouth Industrial REIT, Inc. 2,613 33,446
PotlatchDeltic Corp. 12,171 462,863
Preferred Apartment
Communities, Inc., Class A 8,768 66,637
PS Business Parks, Inc. 3,719 492,396
QTS Realty Trust, Inc., Class A 10,911 699,286
Retail Opportunity Investments
Corp. 20,839 236,106
Retail Properties of America,
Inc., Class A 40,301 295,003
Retail Value, Inc. 3,525 43,569
RLJ Lodging Trust 30,570 288,581
RPT Realty 15,740 109,550
Ryman Hospitality Properties,
Inc. 9,434 326,416
Sabra Health Care REIT, Inc. 38,114 549,985
Safehold, Inc. 3,137 180,346
Saul Centers, Inc. 2,387 77,028
Seritage Growth Properties,
Class A* 6,137 69,962
Service Properties Trust 10,426 73,920
SITE Centers Corp. 28,934 234,365
STAG Industrial, Inc. 27,702 812,223
Summit Hotel Properties, Inc. 18,956 112,409
Sunstone Hotel Investors, Inc. 39,702 323,571
Tanger Factory Outlet Centers,
Inc. 16,412 117,018
Terreno Realty Corp. 12,104 637,155
UMH Properties, Inc. 6,766 87,484
Uniti Group, Inc. 35,667 333,486
Universal Health Realty
Income Trust 2,313 183,860
Urban Edge Properties 21,877 259,680
Urstadt Biddle Properties, Inc.,
Class A 5,958 70,781
Washington REIT 15,104 335,309
Whitestone REIT 8,246 59,948
Xenia Hotels & Resorts, Inc. 21,454 200,166
20,554,963
Food & Staples Retailing 0.9%
Andersons, Inc. (The) 6,132 84,376
BJ's Wholesale Club Holdings,
Inc.* 25,173 938,198
Chefs' Warehouse, Inc. (The)* 4,483 60,879
HF Foods Group, Inc.*(a) 6,759 61,169
Ingles Markets, Inc., Class
A(a) 2,655 114,351
Natural Grocers by Vitamin
Cottage, Inc. 1,316 19,582
Performance Food Group Co.* 24,270 707,228
PriceSmart, Inc. 4,240 255,799
Rite Aid Corp.*(a) 10,209 174,165
SpartanNash Co. 6,557 139,336
United Natural Foods, Inc.*(a) 9,570 174,270
Village Super Market, Inc.,
Class A 1,765 48,926
Weis Markets, Inc.(a) 1,826 91,519
2,869,798
Common Stocks
Shares Value ($)
Food Products 1.3%
Alico, Inc. 1,160 36,146
B&G Foods, Inc.(a) 11,861 289,171
Bridgford Foods Corp.*(a) 271 4,488
Calavo Growers, Inc.(a) 3,048 191,750
Cal-Maine Foods, Inc.* 5,781 257,139
Darling Ingredients, Inc.* 29,608 728,949
Farmer Brothers Co.* 3,076 22,578
Fresh Del Monte Produce, Inc. 5,748 141,516
Freshpet, Inc.* 7,125 596,077
Hostess Brands, Inc.* 21,955 268,290
J & J Snack Foods Corp.(a) 2,739 348,209
John B Sanfilippo & Son, Inc. 1,613 137,637
Lancaster Colony Corp. 3,472 538,125
Landec Corp.*(a) 4,386 34,913
Limoneira Co.(a) 2,649 38,384
Sanderson Farms, Inc. 3,692 427,866
Seneca Foods Corp., Class A* 1,127 38,104
Simply Good Foods Co. (The)* 15,340 285,017
Tootsie Roll Industries, Inc. 2,956 101,302
4,485,661
Gas Utilities 1.2%
Brookfield Infrastructure Corp.,
Class A(a) 5,965 271,646
Chesapeake Utilities Corp. 2,914 244,776
New Jersey Resources Corp.
(a) 17,669 576,893
Northwest Natural Holding
Co.(a) 5,601 312,480
ONE Gas, Inc. 9,530 734,286
RGC Resources, Inc. 1,192 28,811
South Jersey Industries, Inc.
(a) 17,009 425,055
Southwest Gas Holdings, Inc. 10,117 698,579
Spire, Inc. 9,106 598,355
3,890,881
Health Care Equipment & Supplies 3.5%
Accelerate Diagnostics,
Inc.*(a) 5,503 83,425
Accuray, Inc.*(a) 18,115 36,773
Alphatec Holdings, Inc.* 8,487 39,889
AngioDynamics, Inc.* 6,247 63,532
Antares Pharma, Inc.* 30,728 84,502
Apyx Medical Corp.* 7,002 38,861
Aspira Women's Health, Inc.* 9,174 35,228
AtriCure, Inc.* 7,027 315,864
Atrion Corp. 263 167,534
Avanos Medical, Inc.* 8,825 259,367
Axogen, Inc.* 6,789 62,730
Axonics Modulation
Technologies, Inc.*(a) 5,572 195,633
Bellerophon Therapeutics,
Inc.* 682 8,559
Beyond Air, Inc.* 1,978 14,340
BioLife Solutions, Inc.*(a) 1,075 17,576
BioSig Technologies, Inc.*(a) 3,371 24,271
Cantel Medical Corp.(a) 7,034 311,114
Cardiovascular Systems, Inc.* 6,283 198,229
Cerus Corp.*(a) 28,994 191,360
Chembio Diagnostics, Inc.* 2,606 8,469

NVIT Small Cap Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 103
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Co-Diagnostics, Inc.*(a) 4,621 89,416
CONMED Corp.(a) 4,959 356,998
CryoLife, Inc.*(a) 6,608 126,675
CryoPort, Inc.*(a) 6,066 183,496
Cutera, Inc.* 3,174 38,628
CytoSorbents Corp.*(a) 5,934 58,747
Electromed, Inc.* 1,298 19,976
FONAR Corp.* 1,129 24,127
GenMark Diagnostics, Inc.* 12,299 180,918
Glaukos Corp.*(a) 7,781 298,946
Heska Corp.*(a) 1,291 120,282
Inogen, Inc.*(a) 3,385 120,235
Integer Holdings Corp.* 5,982 436,985
IntriCon Corp.* 1,365 18,455
Invacare Corp.(a) 6,434 40,985
iRadimed Corp.*(a) 833 19,334
iRhythm Technologies, Inc.*(a) 4,945 573,076
Lantheus Holdings, Inc.* 9,539 136,408
LeMaitre Vascular, Inc. 3,159 83,398
LivaNova plc* 8,956 431,052
Meridian Bioscience, Inc.* 7,792 181,476
Merit Medical Systems,
Inc.*(a) 9,942 453,852
Mesa Laboratories, Inc.(a) 717 155,446
Milestone Scientific, Inc.* 7,483 14,592
Misonix, Inc.* 2,700 36,639
Natus Medical, Inc.* 6,128 133,713
Nemaura Medical, Inc.*(a) 1,389 12,848
Neogen Corp.*(a) 9,581 743,486
Nevro Corp.* 6,165 736,533
NuVasive, Inc.*(a) 9,506 529,104
OraSure Technologies, Inc.* 11,561 134,454
Orthofix Medical, Inc.* 3,334 106,688
OrthoPediatrics Corp.*(a) 2,084 91,196
PAVmed, Inc.*(a) 4,996 10,542
Pulse Biosciences, Inc.*(a) 2,870 30,020
Quotient Ltd.*(a) 10,921 80,815
Repro-Med Systems, Inc.* 4,414 39,638
Retractable Technologies, Inc.* 2,774 19,473
Rockwell Medical, Inc.*(a) 12,140 23,673
RTI Surgical Holdings, Inc.*(a) 11,410 36,284
SeaSpine Holdings Corp.* 4,873 51,020
Shockwave Medical, Inc.* 4,915 232,824
SI-BONE, Inc.* 4,672 74,472
Sientra, Inc.*(a) 9,268 35,867
Silk Road Medical, Inc.*(a) 5,826 244,051
Soliton, Inc.*(a) 923 7,181
STAAR Surgical Co.* 8,229 506,413
Stereotaxis, Inc.*(a) 8,400 37,464
Surmodics, Inc.* 2,424 104,814
Tactile Systems Technology,
Inc.*(a) 3,328 137,879
Tela Bio, Inc.* 986 12,779
TransMedics Group, Inc.*(a) 3,447 61,770
Utah Medical Products, Inc. 624 55,299
Vapotherm, Inc.* 3,483 142,768
Varex Imaging Corp.*(a) 6,545 99,157
Venus Concept, Inc.* 3,785 13,210
ViewRay, Inc.*(a) 21,072 47,201
VolitionRX Ltd.*(a) 3,989 15,517
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Wright Medical Group NV*(a) 23,473 697,618
Zynex, Inc.*(a) 2,942 73,168
11,736,337
Health Care Providers & Services 2.2%
1Life Healthcare, Inc.* 3,723 135,219
AdaptHealth Corp.* 1,159 18,660
Addus HomeCare Corp.* 2,486 230,104
American Renal Associates
Holdings, Inc.*(a) 2,984 19,456
AMN Healthcare Services,
Inc.*(a) 8,524 385,626
Apollo Medical Holdings,
Inc.*(a) 1,862 30,723
Avalon GloboCare Corp.* 3,326 6,319
BioTelemetry, Inc.*(a) 6,057 273,716
Brookdale Senior Living, Inc.* 33,428 98,613
Catasys, Inc.*(a) 1,492 36,912
Community Health Systems,
Inc.*(a) 17,133 51,570
CorVel Corp.* 1,638 116,118
Covetrus, Inc.* 18,258 326,636
Cross Country Healthcare,
Inc.* 6,364 39,202
Ensign Group, Inc. (The) 9,443 395,190
Enzo Biochem, Inc.* 10,204 22,857
Exagen, Inc.*(a) 561 6,962
Five Star Senior Living,
Inc.*(a) 3,935 15,347
Fulgent Genetics, Inc.* 1,726 27,616
Hanger, Inc.* 6,583 109,014
HealthEquity, Inc.*(a) 12,836 753,088
InfuSystem Holdings, Inc.* 2,427 28,008
Joint Corp. (The)*(a) 2,710 41,382
LHC Group, Inc.* 5,535 964,861
Magellan Health, Inc.* 4,255 310,530
MEDNAX, Inc.*(a) 15,529 265,546
National HealthCare Corp. 2,286 145,024
National Research Corp. 2,357 137,201
Option Care Health, Inc.* 6,272 87,055
Owens & Minor, Inc.(a) 10,566 80,513
Patterson Cos., Inc. 15,880 349,360
Pennant Group, Inc. (The)* 4,657 105,248
PetIQ, Inc.*(a) 3,677 128,107
Progyny, Inc.*(a) 4,603 118,803
Providence Service Corp.
(The)*(a) 2,139 168,789
R1 RCM, Inc.*(a) 19,256 214,704
RadNet, Inc.* 8,119 128,849
Select Medical Holdings Corp.* 20,102 296,102
Sharps Compliance Corp.* 2,177 15,304
Surgery Partners, Inc.*(a) 4,597 53,187
Tenet Healthcare Corp.* 19,381 350,990
Tivity Health, Inc.*(a) 8,194 92,838
Triple-S Management Corp.,
Class B*(a) 4,246 80,759
US Physical Therapy, Inc.(a) 2,345 189,992
Viemed Healthcare, Inc.* 6,207 59,587
7,511,687

104 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Technology 1.0%
Allscripts Healthcare Solutions,
Inc.*(a) 29,552 200,067
Computer Programs &
Systems, Inc. 2,093 47,699
Evolent Health, Inc., Class
A*(a) 13,648 97,174
Health Catalyst, Inc.*(a) 5,830 170,061
HealthStream, Inc.* 4,938 109,278
HMS Holdings Corp.* 16,116 521,997
iCAD, Inc.*(a) 3,489 34,855
Inovalon Holdings, Inc., Class
A*(a) 13,441 258,874
Inspire Medical Systems,
Inc.*(a) 4,805 418,131
NantHealth, Inc.*(a) 5,112 23,413
NextGen Healthcare, Inc.* 10,056 110,415
Omnicell, Inc.* 7,780 549,424
OptimizeRx Corp.*(a) 2,566 33,435
Phreesia, Inc.* 5,229 147,876
Schrodinger, Inc.*(a) 2,538 232,405
Simulations Plus, Inc. 2,257 135,014
Tabula Rasa HealthCare,
Inc.*(a) 3,683 201,570
Vocera Communications,
Inc.*(a) 5,840 123,808
3,415,496
Hotels, Restaurants & Leisure 2.7%
Accel Entertainment, Inc.* 7,095 68,325
BBX Capital Corp.(a) 9,629 24,458
Biglari Holdings, Inc., Class A* 23 7,705
Biglari Holdings, Inc., Class B* 149 10,278
BJ's Restaurants, Inc.(a) 3,369 70,547
Bloomin' Brands, Inc.(a) 16,537 176,284
Bluegreen Vacations Corp. 1,093 5,924
Boyd Gaming Corp.(a) 15,207 317,826
Brinker International, Inc.(a) 8,312 199,488
Carrols Restaurant Group,
Inc.*(a) 7,418 35,903
Century Casinos, Inc.* 4,199 17,426
Cheesecake Factory, Inc.
(The)(a) 8,058 184,689
Churchill Downs, Inc.(a) 6,959 926,591
Chuy's Holdings, Inc.*(a) 2,959 44,030
Cracker Barrel Old Country
Store, Inc.(a) 4,451 493,660
Dave & Buster's
Entertainment, Inc.(a) 8,958 119,410
Del Taco Restaurants, Inc.* 4,778 28,334
Denny's Corp.*(a) 10,346 104,495
Dine Brands Global, Inc.(a) 2,874 120,995
El Pollo Loco Holdings, Inc.* 3,390 50,036
Eldorado Resorts, Inc.*(a) 15,588 624,455
Everi Holdings, Inc.*(a) 15,985 82,483
Fiesta Restaurant Group, Inc.* 3,482 22,215
GAN Ltd.*(a) 1,440 36,648
Golden Entertainment, Inc.* 3,498 31,202
Hilton Grand Vacations, Inc.* 15,671 306,368
International Game
Technology plc 18,951 168,664
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Jack in the Box, Inc.(a) 4,192 310,585
Kura Sushi USA, Inc., Class
A*(a) 540 7,711
Lindblad Expeditions Holdings,
Inc.* 4,864 37,550
Marriott Vacations Worldwide
Corp. 7,488 615,589
Monarch Casino & Resort,
Inc.* 2,341 79,781
Nathan's Famous, Inc. 498 28,008
Noodles & Co.* 6,076 36,760
Papa John's International, Inc.
(a) 5,883 467,169
Penn National Gaming,
Inc.*(a) 24,658 753,055
PlayAGS, Inc.* 6,321 21,365
RCI Hospitality Holdings, Inc.
(a) 1,532 21,234
Red Robin Gourmet Burgers,
Inc.*(a) 2,297 23,429
Red Rock Resorts, Inc., Class
A 12,582 137,270
Ruth's Hospitality Group, Inc. 5,090 41,534
Scientific Games Corp.*(a) 10,790 166,813
SeaWorld Entertainment,
Inc.*(a) 9,445 139,881
Shake Shack, Inc., Class A*(a) 6,417 339,973
Target Hospitality Corp.* 5,268 8,903
Texas Roadhouse, Inc.(a) 12,169 639,724
Twin River Worldwide
Holdings, Inc. 3,532 78,728
Wingstop, Inc.(a) 5,384 748,215
8,981,716
Household Durables 2.0%
Beazer Homes USA, Inc.* 4,885 49,192
Casper Sleep, Inc.*(a) 1,942 17,420
Cavco Industries, Inc.* 1,580 304,703
Century Communities, Inc.* 5,212 159,800
Ethan Allen Interiors, Inc. 4,834 57,186
GoPro, Inc., Class A* 24,592 117,058
Green Brick Partners, Inc.* 4,118 48,798
Hamilton Beach Brands
Holding Co., Class A 1,769 21,051
Helen of Troy Ltd.* 4,655 877,747
Hooker Furniture Corp.(a) 2,438 47,419
Installed Building Products,
Inc.* 4,284 294,654
iRobot Corp.*(a) 5,128 430,239
KB Home 16,206 497,200
La-Z-Boy, Inc. 8,404 227,412
Legacy Housing Corp.*(a) 1,099 15,628
LGI Homes, Inc.*(a) 4,013 353,264
Lifetime Brands, Inc. 1,965 13,205
Lovesac Co. (The)*(a) 1,596 41,863
M/I Homes, Inc.* 5,093 175,403
MDC Holdings, Inc. 9,505 339,328
Meritage Homes Corp.* 6,731 512,364
Purple Innovation, Inc.* 2,783 50,094
Skyline Champion Corp.* 9,708 236,293

NVIT Small Cap Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 105
Common Stocks
Shares Value ($)
Household Durables
Sonos, Inc.*(a) 14,851 217,270
Taylor Morrison Home Corp.* 23,331 450,055
TopBuild Corp.* 6,119 696,159
TRI Pointe Group, Inc.* 24,065 353,515
Tupperware Brands Corp.(a) 10,411 49,452
Turtle Beach Corp.* 2,717 39,994
Universal Electronics, Inc.* 2,453 114,849
VOXX International Corp.* 3,733 21,577
6,830,192
Household Products 0.3%
Central Garden & Pet Co.* 1,847 66,473
Central Garden & Pet Co.,
Class A* 7,219 243,930
Oil-Dri Corp. of America 1,006 34,908
WD-40 Co.(a) 2,472 490,198
835,509
Independent Power and Renewable Electricity Producers
0.4%
Atlantic Power Corp.* 16,718 33,436
Clearway Energy, Inc., Class A 6,383 133,852
Clearway Energy, Inc., Class C 14,697 338,913
Ormat Technologies, Inc.(a) 7,270 461,572
Sunnova Energy International,
Inc.* 5,986 102,181
TerraForm Power, Inc., Class A 16,184 298,433
1,368,387
Industrial Conglomerates 0.0%
†
Raven Industries, Inc. 6,648 142,999
Insurance 2.2%
Ambac Financial Group, Inc.* 8,525 122,078
American Equity Investment
Life Holding Co.(a) 15,059 372,108
AMERISAFE, Inc. 3,443 210,574
Argo Group International
Holdings Ltd. 5,912 205,915
Benefytt Technologies, Inc.,
Class A*(a) 1,601 32,756
BRP Group, Inc., Class A* 3,612 62,379
Citizens, Inc.*(a) 10,162 60,870
CNO Financial Group, Inc. 26,692 415,594
Crawford & Co., Class A 2,764 21,808
Donegal Group, Inc., Class A 1,894 26,933
eHealth, Inc.* 4,663 458,093
Employers Holdings, Inc. 4,602 138,750
Enstar Group Ltd.* 2,247 343,274
FBL Financial Group, Inc.,
Class A 1,781 63,920
FedNat Holding Co. 2,158 23,889
Fidelity National Financial, Inc. 2,212 67,820
Genworth Financial, Inc.,
Class A*(a) 94,701 218,759
Global Indemnity Ltd. 1,618 38,735
Goosehead Insurance, Inc.,
Class A*(a) 2,357 177,152
Greenlight Capital Re Ltd.,
Class A*(a) 5,065 33,024
HCI Group, Inc.(a) 1,136 52,461
Common Stocks
Shares Value ($)
Insurance
Heritage Insurance Holdings,
Inc. 4,542 59,455
Horace Mann Educators Corp. 7,005 257,294
Independence Holding Co. 852 26,063
Investors Title Co. 252 30,573
James River Group Holdings
Ltd. 5,476 246,420
Kinsale Capital Group, Inc. 3,810 591,350
MBIA, Inc.*(a) 12,812 92,887
National General Holdings
Corp. 12,807 276,759
National Western Life Group,
Inc., Class A 501 101,798
NI Holdings, Inc.* 1,981 29,259
Palomar Holdings, Inc.* 3,317 284,466
ProAssurance Corp. 9,603 138,955
ProSight Global, Inc.* 1,462 13,012
Protective Insurance Corp.,
Class B 1,595 24,037
RLI Corp.(a) 7,309 600,069
Safety Insurance Group, Inc. 2,625 200,183
Selective Insurance Group,
Inc. 10,965 578,294
State Auto Financial Corp. 3,105 55,424
Stewart Information Services
Corp. 3,587 116,613
Third Point Reinsurance Ltd.* 15,240 114,452
Tiptree, Inc. 5,591 36,062
Trupanion, Inc.*(a) 5,519 235,606
United Fire Group, Inc. 3,991 110,591
United Insurance Holdings
Corp. 3,629 28,379
Universal Insurance Holdings,
Inc.(a) 5,141 91,253
Watford Holdings Ltd.* 3,323 55,461
7,541,607
Interactive Media & Services 0.4%
Cargurus, Inc.* 15,819 401,012
Cars.com, Inc.*(a) 12,887 74,229
DHI Group, Inc.* 8,485 17,818
Eventbrite, Inc., Class A*(a) 11,804 101,160
EverQuote, Inc., Class A* 2,596 150,983
Liberty TripAdvisor Holdings,
Inc., Class A* 14,601 31,100
Meet Group, Inc. (The)*(a) 11,088 69,189
QuinStreet, Inc.* 9,047 94,632
TrueCar, Inc.* 17,758 45,816
Yelp, Inc.* 13,099 302,980
1,288,919
Internet & Direct Marketing Retail 0.6%
1-800-Flowers.com, Inc.,
Class A* 4,669 93,473
Duluth Holdings, Inc., Class
B*(a) 2,928 21,579
Groupon, Inc.*(a) 4,523 81,957
Lands' End, Inc.*(a) 2,935 23,597
Liquidity Services, Inc.* 4,815 28,697
Overstock.com, Inc.* 7,528 214,021
PetMed Express, Inc. 3,633 129,480

106 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
Quotient Technology, Inc.* 16,628 121,717
RealReal, Inc. (The)*(a) 11,615 148,556
Rubicon Project, Inc. (The)*(a) 19,198 128,051
Shutterstock, Inc. 3,610 126,242
Stamps.com, Inc.*(a) 3,023 555,295
Stitch Fix, Inc., Class A*(a) 10,451 260,648
US Auto Parts Network, Inc.* 4,306 37,290
Waitr Holdings, Inc.*(a) 13,362 35,142
2,005,745
IT Services 2.0%
Brightcove, Inc.* 6,370 50,196
Cardtronics plc, Class A* 6,753 161,937
Cass Information Systems,
Inc. 2,597 101,361
Conduent, Inc.* 32,367 77,357
CSG Systems International,
Inc. 5,848 242,049
Endurance International Group
Holdings, Inc.* 13,071 52,676
EVERTEC, Inc. 11,091 311,657
Evo Payments, Inc., Class A* 7,681 175,357
ExlService Holdings, Inc.* 6,057 384,014
GreenSky, Inc., Class A* 11,758 57,614
Grid Dynamics Holdings, Inc.* 3,523 24,309
GTT Communications, Inc.*(a) 6,460 52,714
Hackett Group, Inc. (The) 4,491 60,808
I3 Verticals, Inc., Class A*(a) 2,681 81,100
Information Services Group,
Inc.* 4,839 10,017
International Money Express,
Inc.* 2,372 29,555
KBR, Inc. 26,379 594,846
Limelight Networks, Inc.* 21,306 156,812
LiveRamp Holdings, Inc.* 12,077 512,910
ManTech International Corp.,
Class A 4,978 340,943
MAXIMUS, Inc. 11,304 796,367
MoneyGram International,
Inc.*(a) 12,486 40,080
NIC, Inc. 11,905 273,339
Paysign, Inc.*(a) 6,054 58,784
Perficient, Inc.* 5,820 208,240
Perspecta, Inc. 25,559 593,736
PFSweb, Inc.* 2,759 18,430
Priority Technology Holdings,
Inc.* 949 2,458
Repay Holdings Corp.* 6,476 159,504
ServiceSource International,
Inc.* 15,198 24,013
StarTek, Inc.* 4,186 21,265
Sykes Enterprises, Inc.* 7,178 198,543
TTEC Holdings, Inc. 3,252 151,413
Tucows, Inc., Class A*(a) 1,643 94,177
Unisys Corp.*(a) 11,374 124,090
Verra Mobility Corp.* 24,602 252,909
Virtusa Corp.* 5,169 167,837
6,663,417
Leisure Products 0.7%
Acushnet Holdings Corp. 6,356 221,125
Common Stocks
Shares Value ($)
Leisure Products
Callaway Golf Co. 17,498 306,390
Clarus Corp. 3,404 39,418
Escalade, Inc.(a) 1,777 24,807
Johnson Outdoors, Inc., Class
A 998 90,838
Malibu Boats, Inc., Class A* 3,703 192,371
Marine Products Corp. 1,809 25,055
MasterCraft Boat Holdings,
Inc.* 3,695 70,390
Nautilus, Inc.* 5,769 53,478
Smith & Wesson Brands,
Inc.*(a) 9,916 213,392
Sturm Ruger & Co., Inc.(a) 3,154 239,704
Vista Outdoor, Inc.* 10,591 153,040
YETI Holdings, Inc.*(a) 13,756 587,794
2,217,802
Life Sciences Tools & Services 0.6%
Champions Oncology, Inc.* 1,218 11,644
ChromaDex Corp.* 6,947 31,887
Codexis, Inc.*(a) 9,784 111,538
Fluidigm Corp.*(a) 13,315 53,393
Harvard Bioscience, Inc.* 6,593 20,438
Luminex Corp.(a) 7,721 251,164
Medpace Holdings, Inc.* 4,968 462,123
NanoString Technologies,
Inc.*(a) 6,889 202,192
NeoGenomics, Inc.*(a) 18,835 583,508
Pacific Biosciences of
California, Inc.*(a) 26,958 93,005
Personalis, Inc.* 3,912 50,739
Quanterix Corp.* 3,484 95,427
1,967,058
Machinery 3.5%
Alamo Group, Inc. 1,821 186,907
Albany International Corp.,
Class A 5,749 337,524
Altra Industrial Motion Corp. 12,033 383,371
Astec Industries, Inc.(a) 4,186 193,854
Barnes Group, Inc. 8,606 340,453
Blue Bird Corp.* 3,160 47,368
Chart Industries, Inc.* 6,733 326,483
CIRCOR International, Inc.* 3,945 100,519
Columbus McKinnon Corp. 4,239 141,795
Douglas Dynamics, Inc. 4,301 151,051
Eastern Co. (The) 838 14,975
Energy Recovery, Inc.*(a) 7,061 53,628
Enerpac Tool Group Corp. 9,727 171,195
EnPro Industries, Inc. 3,931 193,759
ESCO Technologies, Inc. 4,613 389,937
Evoqua Water Technologies
Corp.* 15,720 292,392
ExOne Co. (The)* 2,034 17,391
Federal Signal Corp. 10,824 321,798
Franklin Electric Co., Inc.(a) 8,360 439,067
Gencor Industries, Inc.* 1,310 16,558
Gorman-Rupp Co. (The) 3,311 102,906
Graham Corp. 1,825 23,251
Greenbrier Cos., Inc. (The)(a) 5,897 134,157
Helios Technologies, Inc. 5,347 199,176

NVIT Small Cap Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 107
Common Stocks
Shares Value ($)
Machinery
Hillenbrand, Inc. 13,829 374,351
Hurco Cos., Inc. 1,080 30,208
Hyster-Yale Materials
Handling, Inc. 1,786 69,047
John Bean Technologies Corp. 5,806 499,432
Kadant, Inc. 2,062 205,499
Kennametal, Inc. 15,452 443,627
L B Foster Co., Class A* 1,729 22,079
Lindsay Corp.(a) 1,932 178,150
Luxfer Holdings plc 5,314 75,193
Lydall, Inc.* 3,520 47,731
Manitowoc Co., Inc. (The)* 6,692 72,809
Mayville Engineering Co., Inc.* 1,040 8,216
Meritor, Inc.*(a) 12,647 250,411
Miller Industries, Inc. 2,198 65,434
Mueller Industries, Inc. 10,347 275,023
Mueller Water Products, Inc.,
Class A 29,072 274,149
Navistar International Corp.* 9,286 261,865
NN, Inc.(a) 9,213 43,670
Omega Flex, Inc. 491 51,948
Park-Ohio Holdings Corp. 1,692 28,070
Proto Labs, Inc.* 4,865 547,167
RBC Bearings, Inc.* 4,552 610,150
REV Group, Inc. 5,663 34,544
Rexnord Corp. 19,503 568,512
Shyft Group, Inc. (The)(a) 5,918 99,659
SPX Corp.* 7,989 328,747
SPX FLOW, Inc.* 7,958 297,948
Standex International Corp. 2,239 128,854
Tennant Co. 3,313 215,378
Terex Corp. 12,684 238,079
TriMas Corp.* 7,778 186,283
Wabash National Corp. 10,361 110,034
Watts Water Technologies,
Inc., Class A 5,067 410,427
Welbilt, Inc.* 24,461 148,968
11,781,177
Marine 0.1%
Costamare, Inc.(a) 10,331 57,440
Eagle Bulk Shipping, Inc.*(a) 10,384 22,741
Genco Shipping & Trading Ltd.
(a) 3,746 23,525
Matson, Inc. 7,806 227,154
Pangaea Logistics Solutions
Ltd. 3,243 8,140
Safe Bulkers, Inc.* 8,372 10,214
Scorpio Bulkers, Inc.(a) 1,363 20,854
370,068
Media 0.7%
AMC Networks, Inc., Class
A*(a) 7,223 168,946
Boston Omaha Corp., Class
A*(a) 2,124 33,984
Cardlytics, Inc.*(a) 4,817 337,094
Central European Media
Enterprises Ltd., Class A* 16,604 58,778
comScore, Inc.* 12,149 37,662
Daily Journal Corp.*(a) 202 54,540
Common Stocks
Shares Value ($)
Media
Emerald Holding, Inc.(a) 4,244 13,072
Entercom Communications
Corp., Class A(a) 22,648 31,254
Entravision Communications
Corp., Class A 14,508 20,747
EW Scripps Co. (The), Class A 10,312 90,230
Fluent, Inc.* 6,890 12,264
Gannett Co., Inc.(a) 22,027 30,397
Gray Television, Inc.* 16,500 230,175
Hemisphere Media Group,
Inc.* 2,947 28,969
iHeartMedia, Inc., Class A*(a) 5,557 46,401
Loral Space &
Communications, Inc. 2,633 51,396
Meredith Corp.(a) 7,329 106,637
MSG Networks, Inc., Class
A*(a) 7,254 72,177
National CineMedia, Inc. 13,423 39,866
Saga Communications, Inc.,
Class A 884 22,630
Scholastic Corp. 5,542 165,928
Sinclair Broadcast Group, Inc.,
Class A(a) 9,859 181,997
TechTarget, Inc.* 4,262 127,988
TEGNA, Inc. 40,714 453,554
Tribune Publishing Co. 2,966 29,630
WideOpenWest, Inc.*(a) 10,209 53,802
2,500,118
Metals & Mining 1.4%
Alcoa Corp.* 34,890 392,164
Allegheny Technologies, Inc.* 23,865 243,184
Arconic Corp.*(a) 18,657 259,892
Caledonia Mining Corp. plc 1,888 32,700
Carpenter Technology Corp. 8,969 217,767
Century Aluminum Co.*(a) 9,669 68,940
Cleveland-Cliffs, Inc.(a) 73,553 406,013
Coeur Mining, Inc.*(a) 44,351 225,303
Commercial Metals Co.(a) 22,118 451,207
Compass Minerals
International, Inc. 6,229 303,664
Gold Resource Corp. 10,281 42,255
Haynes International, Inc.(a) 2,455 57,349
Hecla Mining Co.(a) 94,998 310,643
Kaiser Aluminum Corp. 2,884 212,320
Materion Corp. 3,634 223,455
Novagold Resources, Inc.* 43,151 396,126
Olympic Steel, Inc. 1,562 18,353
Ryerson Holding Corp.* 2,740 15,426
Schnitzer Steel Industries,
Inc., Class A 5,062 89,294
SunCoke Energy, Inc. 15,035 44,504
TimkenSteel Corp.* 8,625 33,551
United States Steel Corp. 40,977 295,854
Warrior Met Coal, Inc.(a) 9,584 147,498
Worthington Industries, Inc. 6,897 257,258
4,744,720
Mortgage Real Estate Investment Trusts (REITs) 1.3%
Anworth Mortgage Asset Corp. 21,573 36,674

108 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Apollo Commercial Real
Estate Finance, Inc. 28,848 282,999
Arbor Realty Trust, Inc. 19,579 180,910
Ares Commercial Real Estate
Corp. 5,738 52,331
Arlington Asset Investment
Corp., Class A 6,231 18,506
ARMOUR Residential REIT,
Inc. 12,198 114,539
Blackstone Mortgage Trust,
Inc., Class A 25,136 605,526
Broadmark Realty Capital, Inc. 23,690 224,344
Capstead Mortgage Corp. 17,304 94,999
Cherry Hill Mortgage
Investment Corp. 2,618 23,614
Chimera Investment Corp. 35,845 344,471
Colony Credit Real Estate, Inc. 16,006 112,362
Dynex Capital, Inc. 4,071 58,215
Ellington Financial, Inc. 8,052 94,853
Ellington Residential Mortgage
REIT 1,601 16,490
Granite Point Mortgage Trust,
Inc. 10,171 73,028
Great Ajax Corp. 4,073 37,472
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 12,965 368,984
Invesco Mortgage Capital, Inc. 26,742 100,015
KKR Real Estate Finance
Trust, Inc. 5,030 83,397
Ladder Capital Corp. 19,655 159,206
MFA Financial, Inc. 85,766 213,557
New York Mortgage Trust, Inc. 71,881 187,609
Orchid Island Capital, Inc. 12,852 60,533
PennyMac Mortgage
Investment Trust 17,808 312,174
Ready Capital Corp. 6,665 57,919
Redwood Trust, Inc. 21,643 151,501
TPG RE Finance Trust, Inc. 11,500 98,900
Two Harbors Investment Corp. 51,480 259,459
Western Asset Mortgage
Capital Corp. 11,774 32,261
4,456,848
Multiline Retail 0.1%
Big Lots, Inc.(a) 7,388 310,296
Dillard's, Inc., Class A(a) 1,426 36,777
Macy's, Inc. 17,681 121,645
468,718
Multi-Utilities 0.5%
Avista Corp. 12,260 446,142
Black Hills Corp. 11,648 659,976
NorthWestern Corp. 9,193 501,202
Unitil Corp. 2,688 120,476
1,727,796
Oil, Gas & Consumable Fuels 1.5%
Adams Resources & Energy,
Inc. 473 12,662
Antero Resources Corp.*(a) 45,268 114,981
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Arch Resources, Inc.(a) 2,760 78,412
Ardmore Shipping Corp.(a) 5,585 24,239
Berry Corp. 13,693 66,137
Bonanza Creek Energy, Inc.* 3,401 50,403
Brigham Minerals, Inc., Class
A 5,466 67,505
California Resources Corp.*(a) 9,310 11,358
Clean Energy Fuels Corp.* 25,767 57,203
CNX Resources Corp.* 34,027 294,334
Comstock Resources, Inc.* 2,430 10,644
CONSOL Energy, Inc.*(a) 4,452 22,572
Contango Oil & Gas Co.*(a) 16,100 36,869
CVR Energy, Inc. 5,371 108,011
Delek US Holdings, Inc.(a) 11,800 205,438
DHT Holdings, Inc.(a) 19,708 101,102
Diamond S Shipping, Inc.*(a) 5,137 41,045
Dorian LPG Ltd.* 5,916 45,790
Earthstone Energy, Inc., Class
A*(a) 6,155 17,480
Energy Fuels, Inc.*(a) 20,345 30,721
Evolution Petroleum Corp. 7,500 21,000
Falcon Minerals Corp.(a) 9,225 29,520
Frontline Ltd. 21,283 148,555
Golar LNG Ltd.*(a) 17,080 123,659
Goodrich Petroleum Corp.* 1,267 9,122
Green Plains, Inc.*(a) 6,845 69,922
Gulfport Energy Corp.*(a) 27,128 29,570
International Seaways, Inc. 4,257 69,559
Kosmos Energy Ltd.(a) 77,352 128,404
Magnolia Oil & Gas Corp.,
Class A*(a) 23,278 141,065
Matador Resources Co.*(a) 20,658 175,593
Montage Resources Corp.*(a) 3,467 13,695
NACCO Industries, Inc., Class
A 590 13,747
NextDecade Corp.*(a) 2,175 4,698
Nordic American Tankers Ltd.
(a) 25,538 103,684
Overseas Shipholding Group,
Inc., Class A* 12,144 22,588
Ovintiv, Inc. 48,615 464,273
Par Pacific Holdings, Inc.* 7,660 68,863
PBF Energy, Inc., Class A(a) 18,213 186,501
PDC Energy, Inc.*(a) 18,739 233,113
Peabody Energy Corp.(a) 11,706 33,713
Penn Virginia Corp.* 2,512 23,939
PrimeEnergy Resources
Corp.* 81 5,758
Range Resources Corp. 39,355 221,569
Renewable Energy Group,
Inc.*(a) 7,053 174,773
REX American Resources
Corp.* 1,047 72,630
Scorpio Tankers, Inc.(a) 8,986 115,111
SFL Corp. Ltd. 16,530 153,564
SM Energy Co.(a) 21,106 79,148
Southwestern Energy Co.*(a) 101,159 258,967
Talos Energy, Inc.*(a) 2,607 23,984
Tellurian, Inc.*(a) 29,042 33,398
Uranium Energy Corp.*(a) 37,112 32,573

NVIT Small Cap Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 109
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
W&T Offshore, Inc.*(a) 19,008 43,338
Whiting Petroleum Corp.*(a) 15,410 17,413
World Fuel Services Corp. 11,679 300,851
5,044,766
Paper & Forest Products 0.5%
Boise Cascade Co. 7,223 271,657
Clearwater Paper Corp.*(a) 2,978 107,595
Domtar Corp. 10,368 218,869
Louisiana-Pacific Corp. 20,940 537,111
Neenah, Inc. 3,044 150,556
P H Glatfelter Co. 7,951 127,614
Schweitzer-Mauduit
International, Inc. 5,908 197,386
Verso Corp., Class A 6,519 77,967
1,688,755
Personal Products 0.4%
BellRing Brands, Inc., Class A* 7,235 144,266
Edgewell Personal Care Co.* 9,797 305,274
elf Beauty, Inc.* 4,867 92,814
Inter Parfums, Inc. 3,397 163,565
Lifevantage Corp.* 2,228 30,123
Medifast, Inc.(a) 2,125 294,886
Nature's Sunshine Products,
Inc.* 1,586 14,290
Revlon, Inc., Class A*(a) 1,213 12,009
USANA Health Sciences,
Inc.*(a) 2,104 154,497
Veru, Inc.* 7,425 24,799
1,236,523
Pharmaceuticals 2.1%
AcelRx Pharmaceuticals, Inc.* 12,634 15,287
Aerie Pharmaceuticals, Inc.*(a) 6,719 99,172
Agile Therapeutics, Inc.* 11,745 32,651
AMAG Pharmaceuticals,
Inc.*(a) 6,036 46,175
Amneal Pharmaceuticals,
Inc.*(a) 19,120 91,011
Amphastar Pharmaceuticals,
Inc.* 6,457 145,024
ANI Pharmaceuticals, Inc.* 1,548 50,062
Aquestive Therapeutics,
Inc.*(a) 2,942 14,298
Arvinas, Inc.*(a) 5,246 175,951
Avenue Therapeutics, Inc.* 993 10,695
Axsome Therapeutics, Inc.*(a) 5,098 419,463
Aytu BioScience, Inc.* 5,334 7,574
BioDelivery Sciences
International, Inc.*(a) 16,618 72,454
Cara Therapeutics, Inc.*(a) 7,558 129,242
Cassava Sciences, Inc.*(a) 4,682 14,421
Cerecor, Inc.*(a) 6,501 16,903
Chiasma, Inc.*(a) 6,774 36,444
Collegium Pharmaceutical,
Inc.*(a) 6,330 110,775
Corcept Therapeutics, Inc.*(a) 17,588 295,830
CorMedix, Inc.*(a) 5,281 33,270
Cymabay Therapeutics,
Inc.*(a) 13,110 45,754
Common Stocks
Shares Value ($)
Pharmaceuticals
Durect Corp.* 35,628 82,657
Eloxx Pharmaceuticals,
Inc.*(a) 4,261 12,911
Endo International plc*(a) 40,423 138,651
Eton Pharmaceuticals, Inc.*(a) 2,795 15,233
Evofem Biosciences, Inc.*(a) 7,432 21,033
Evolus, Inc.*(a) 4,532 24,020
Fulcrum Therapeutics, Inc.*(a) 2,492 45,579
Harrow Health, Inc.* 4,440 23,132
IMARA, Inc.* 971 26,829
Innoviva, Inc.*(a) 11,622 162,476
Intersect ENT, Inc.* 6,341 85,857
Intra-Cellular Therapies,
Inc.*(a) 10,088 258,959
Kala Pharmaceuticals, Inc.*(a) 6,937 72,908
Kaleido Biosciences, Inc.*(a) 1,924 14,295
Lannett Co., Inc.*(a) 6,566 47,669
Liquidia Technologies, Inc.*(a) 3,656 30,784
Lyra Therapeutics, Inc.*(a) 883 10,013
Mallinckrodt plc*(a) 16,401 43,955
Marinus Pharmaceuticals, Inc.* 17,154 43,571
Menlo Therapeutics, Inc.*(a) 20,779 35,948
MyoKardia, Inc.* 9,111 880,305
NGM Biopharmaceuticals,
Inc.* 4,259 84,073
Ocular Therapeutix, Inc.* 9,419 78,460
Odonate Therapeutics, Inc.* 2,407 101,912
Omeros Corp.*(a) 9,276 136,543
Optinose, Inc.*(a) 5,581 41,523
Osmotica Pharmaceuticals
plc*(a) 2,808 18,898
Pacira BioSciences, Inc.*(a) 7,556 396,463
Paratek Pharmaceuticals, Inc.* 6,806 35,527
Phathom Pharmaceuticals,
Inc.* 2,013 66,248
Phibro Animal Health Corp.,
Class A 3,727 97,908
Prestige Consumer
Healthcare, Inc.* 9,148 343,599
Provention Bio, Inc.* 7,768 109,606
Recro Pharma, Inc.* 3,324 15,124
Relmada Therapeutics, Inc.* 2,577 115,321
Revance Therapeutics, Inc.* 10,379 253,455
Satsuma Pharmaceuticals,
Inc.* 1,706 49,065
scPharmaceuticals, Inc.* 1,065 7,838
SIGA Technologies, Inc.* 8,870 52,422
Strongbridge Biopharma plc* 6,841 25,859
Supernus Pharmaceuticals,
Inc.*(a) 9,043 214,771
TherapeuticsMD, Inc.*(a) 44,514 55,642
Theravance Biopharma,
Inc.*(a) 8,406 176,442
Tricida, Inc.* 5,089 139,846
Verrica Pharmaceuticals,
Inc.*(a) 2,273 25,026
WaVe Life Sciences Ltd.*(a) 3,673 38,236
Xeris Pharmaceuticals, Inc.*(a) 7,869 20,932

110 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Zogenix, Inc.* 10,216 275,934
6,915,914
Professional Services 1.3%
Acacia Research Corp.* 7,232 29,579
Akerna Corp.*(a) 1,932 17,002
ASGN, Inc.* 9,383 625,658
Barrett Business Services, Inc. 1,407 74,754
BG Staffing, Inc. 1,650 18,678
CBIZ, Inc.* 9,134 218,942
CRA International, Inc. 1,433 56,603
Exponent, Inc. 9,410 761,551
Forrester Research, Inc.*(a) 1,821 58,345
Franklin Covey Co.* 2,389 51,125
GP Strategies Corp.*(a) 2,243 19,245
Heidrick & Struggles
International, Inc. 3,648 78,870
Huron Consulting Group, Inc.* 4,039 178,726
ICF International, Inc. 3,355 217,505
Insperity, Inc. 6,680 432,396
Kelly Services, Inc., Class A 6,598 104,347
Kforce, Inc. 3,638 106,411
Korn Ferry 10,281 315,935
Mastech Digital, Inc.* 814 21,107
Mistras Group, Inc.* 3,322 13,122
Red Violet, Inc.* 1,045 18,434
Resources Connection, Inc. 5,849 70,013
TriNet Group, Inc.* 7,661 466,861
TrueBlue, Inc.* 6,610 100,935
Upwork, Inc.*(a) 17,035 245,985
Willdan Group, Inc.*(a) 1,679 41,992
4,344,121
Real Estate Management & Development 0.7%
Altisource Portfolio Solutions
SA* 1,085 15,993
American Realty Investors,
Inc.*(a) 423 3,803
CTO Realty Growth, Inc. 829 32,745
Cushman & Wakefield plc*(a) 20,568 256,277
eXp World Holdings, Inc.*(a) 4,370 74,509
Forestar Group, Inc.* 3,097 46,703
FRP Holdings, Inc.* 1,232 49,995
Griffin Industrial Realty, Inc.(a) 355 19,230
Kennedy-Wilson Holdings, Inc.
(a) 22,821 347,336
Marcus & Millichap, Inc.* 4,290 123,809
Maui Land & Pineapple Co.,
Inc.* 983 10,911
Newmark Group, Inc., Class A 27,531 133,801
Rafael Holdings, Inc., Class B* 1,686 24,228
RE/MAX Holdings, Inc., Class
A 3,465 108,905
Realogy Holdings Corp.(a) 21,882 162,146
Redfin Corp.*(a) 17,684 741,136
RMR Group, Inc. (The), Class
A 2,869 84,549
St Joe Co. (The)*(a) 5,807 112,772
Stratus Properties, Inc.* 994 19,691
Tejon Ranch Co.* 3,556 51,206
Common Stocks
Shares Value ($)
Real Estate Management & Development
Transcontinental Realty
Investors, Inc.* 231 6,935
2,426,680
Road & Rail 0.6%
ArcBest Corp. 4,652 123,324
Avis Budget Group, Inc.*(a) 9,918 227,023
Covenant Transportation
Group, Inc., Class A* 2,660 38,384
Daseke, Inc.* 10,256 40,306
Heartland Express, Inc. 8,072 168,059
Hertz Global Holdings, Inc.*(a) 18,251 25,734
Marten Transport Ltd. 7,230 181,907
PAM Transportation Services,
Inc.* 334 10,270
Saia, Inc.* 4,864 540,780
Universal Logistics Holdings,
Inc. 1,585 27,547
US Xpress Enterprises, Inc.,
Class A*(a) 4,986 29,916
Werner Enterprises, Inc. 11,113 483,749
1,896,999
Semiconductors & Semiconductor Equipment 2.7%
Advanced Energy Industries,
Inc.* 6,963 472,022
Alpha & Omega
Semiconductor Ltd.* 3,600 39,168
Ambarella, Inc.* 6,008 275,166
Amkor Technology, Inc.* 18,838 231,896
Atomera, Inc.*(a) 2,660 23,940
Axcelis Technologies, Inc.* 5,921 164,900
AXT, Inc.* 6,522 31,045
Brooks Automation, Inc. 13,432 594,232
Cabot Microelectronics Corp. 5,316 741,795
CEVA, Inc.* 3,999 149,642
Cohu, Inc. 7,321 126,946
CyberOptics Corp.* 1,306 42,066
Diodes, Inc.* 7,797 395,308
DSP Group, Inc.* 3,736 59,328
FormFactor, Inc.* 13,988 410,268
GSI Technology, Inc.* 2,388 17,146
Ichor Holdings Ltd.* 3,924 104,300
Impinj, Inc.*(a) 3,197 87,822
Lattice Semiconductor Corp.* 24,625 699,104
MACOM Technology Solutions
Holdings, Inc.*(a) 8,519 292,628
MaxLinear, Inc.*(a) 12,371 265,482
NeoPhotonics Corp.* 8,876 78,819
NVE Corp. 875 54,101
Onto Innovation, Inc.* 8,657 294,684
PDF Solutions, Inc.* 5,399 105,604
Photronics, Inc.* 10,326 114,928
Pixelworks, Inc.* 6,376 20,594
Power Integrations, Inc.(a) 5,351 632,114
Rambus, Inc.* 20,358 309,442
Semtech Corp.* 11,864 619,538
Silicon Laboratories, Inc.* 7,881 790,228
SiTime Corp.* 967 45,845
SMART Global Holdings, Inc.* 2,626 71,375
SunPower Corp.*(a) 13,467 103,157

NVIT Small Cap Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 111
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Synaptics, Inc.*(a) 6,301 378,816
Ultra Clean Holdings, Inc.* 7,171 162,280
Veeco Instruments, Inc.*(a) 8,844 119,305
9,125,034
Software 5.3%
8x8, Inc.* 18,430 294,880
A10 Networks, Inc.* 11,277 76,796
ACI Worldwide, Inc.* 20,787 561,041
Agilysys, Inc.* 3,392 60,852
Alarm.com Holdings, Inc.* 8,349 541,099
Altair Engineering, Inc., Class
A*(a) 7,570 300,907
American Software, Inc., Class
A 5,525 87,074
Appfolio, Inc., Class A*(a) 2,925 475,927
Appian Corp.*(a) 6,084 311,805
Asure Software, Inc.* 1,839 11,825
Avaya Holdings Corp.*(a) 17,322 214,100
Benefitfocus, Inc.*(a) 5,719 61,536
Blackbaud, Inc. 9,171 523,481
Blackline, Inc.*(a) 9,227 765,011
Bottomline Technologies DE,
Inc.* 7,977 404,992
Box, Inc., Class A* 27,098 562,554
Cerence, Inc.*(a) 6,821 278,570
ChannelAdvisor Corp.*(a) 4,957 78,519
Cloudera, Inc.*(a) 38,064 484,174
CommVault Systems, Inc.* 7,649 296,016
Cornerstone OnDemand, Inc.* 11,211 432,296
Digimarc Corp.*(a) 2,460 39,335
Digital Turbine, Inc.*(a) 15,239 191,554
Domo, Inc., Class B*(a) 4,761 153,161
Ebix, Inc.(a) 5,118 114,438
eGain Corp.* 3,388 37,641
Envestnet, Inc.* 9,771 718,559
ForeScout Technologies,
Inc.*(a) 8,749 185,479
GlobalSCAPE, Inc. 2,759 26,900
GTY Technology Holdings,
Inc.*(a) 8,361 34,824
Intelligent Systems Corp.*(a) 1,334 45,463
J2 Global, Inc.*(a) 8,427 532,671
LivePerson, Inc.*(a) 11,103 459,997
Majesco* 1,044 8,206
MicroStrategy, Inc., Class A* 1,427 168,800
Mimecast Ltd.* 10,337 430,639
Mitek Systems, Inc.* 4,713 45,292
MobileIron, Inc.* 16,751 82,582
Model N, Inc.* 6,132 213,148
OneSpan, Inc.* 6,008 167,803
Park City Group, Inc.* 1,860 7,868
Ping Identity Holding Corp.*(a) 2,998 96,206
Progress Software Corp. 8,171 316,626
PROS Holdings, Inc.* 7,343 326,249
Q2 Holdings, Inc.*(a) 9,016 773,483
QAD, Inc., Class A 2,142 88,422
Qualys, Inc.*(a) 6,196 644,508
Rapid7, Inc.*(a) 9,207 469,741
Rimini Street, Inc.* 3,153 16,238
Common Stocks
Shares Value ($)
Software
Rosetta Stone, Inc.* 4,196 70,745
SailPoint Technologies
Holdings, Inc.* 16,216 429,238
Sapiens International Corp.
NV 4,703 131,590
SeaChange International, Inc.* 4,305 6,501
SecureWorks Corp., Class A* 1,334 15,248
ShotSpotter, Inc.*(a) 1,664 41,933
Smith Micro Software, Inc.*(a) 5,952 26,546
Sprout Social, Inc., Class A*(a) 1,659 44,793
SPS Commerce, Inc.* 6,497 488,055
SVMK, Inc.* 21,937 516,397
Synchronoss Technologies,
Inc.* 8,177 28,865
Telenav, Inc.* 6,587 36,163
Tenable Holdings, Inc.* 11,144 332,203
Upland Software, Inc.*(a) 4,111 142,898
Varonis Systems, Inc.* 5,768 510,353
Verint Systems, Inc.* 11,820 534,028
Veritone, Inc.*(a) 4,454 66,186
VirnetX Holding Corp.(a) 11,591 75,341
Workiva, Inc.* 7,059 377,586
Xperi Holding Corp. 19,810 292,396
Yext, Inc.*(a) 18,628 309,411
Zix Corp.*(a) 9,871 68,110
Zuora, Inc., Class A* 18,212 232,203
17,996,077
Specialty Retail 2.3%
Aaron's, Inc. 12,510 567,954
Abercrombie & Fitch Co.,
Class A(a) 11,878 126,382
American Eagle Outfitters, Inc.
(a) 27,824 303,282
America's Car-Mart, Inc.* 1,118 98,239
Asbury Automotive Group,
Inc.* 3,617 279,703
At Home Group, Inc.* 9,264 60,123
Bed Bath & Beyond, Inc.(a) 23,902 253,361
Boot Barn Holdings, Inc.*(a) 5,448 117,459
Buckle, Inc. (The)(a) 5,714 89,596
Caleres, Inc. 7,504 62,583
Camping World Holdings, Inc.,
Class A(a) 6,198 168,338
Cato Corp. (The), Class A 3,795 31,043
Chico's FAS, Inc.(a) 22,008 30,371
Children's Place, Inc. (The)(a) 2,747 102,793
Citi Trends, Inc. 1,925 38,923
Conn's, Inc.*(a) 3,386 34,165
Container Store Group, Inc.
(The)*(a) 5,056 16,381
Designer Brands, Inc., Class
A(a) 11,524 78,017
Envela Corp.* 1,899 11,584
Express, Inc.*(a) 12,256 18,874
GameStop Corp., Class A*(a) 11,293 49,012
Genesco, Inc.* 2,626 56,879
Group 1 Automotive, Inc. 3,292 217,173
GrowGeneration Corp.* 5,091 34,822
Guess?, Inc.(a) 8,169 78,994

112 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Specialty Retail
Haverty Furniture Cos., Inc. 3,453 55,248
Hibbett Sports, Inc.*(a) 2,948 61,731
Hudson Ltd., Class A* 6,944 33,817
Lithia Motors, Inc., Class A(a) 4,058 614,097
Lumber Liquidators Holdings,
Inc.*(a) 5,580 77,339
MarineMax, Inc.* 4,015 89,896
Michaels Cos., Inc. (The)*(a) 13,537 95,707
Monro, Inc.(a) 6,141 337,387
Murphy USA, Inc.* 5,112 575,560
National Vision Holdings,
Inc.*(a) 14,841 452,947
Office Depot, Inc. 97,671 229,527
OneWater Marine, Inc., Class
A*(a) 821 19,934
Rent-A-Center, Inc. 8,830 245,651
Restoration Hardware
Holdings, Inc.*(a) 3,091 769,350
Sally Beauty Holdings, Inc.*(a) 20,828 260,975
Shoe Carnival, Inc.(a) 1,667 48,793
Signet Jewelers Ltd.(a) 10,106 103,789
Sleep Number Corp.*(a) 5,121 213,238
Sonic Automotive, Inc., Class
A(a) 4,331 138,202
Sportsman's Warehouse
Holdings, Inc.* 8,068 114,969
Tilly's, Inc., Class A 4,152 23,542
Urban Outfitters, Inc.*(a) 12,964 197,312
Winmark Corp. 518 88,702
Zumiez, Inc.* 4,066 111,327
7,885,091
Technology Hardware, Storage & Peripherals 0.2%
3D Systems Corp.*(a) 21,171 147,985
Avid Technology, Inc.* 5,700 41,439
Diebold Nixdorf, Inc.*(a) 13,129 79,562
Eastman Kodak Co.* 3,891 8,677
Immersion Corp.*(a) 3,677 22,908
Intevac, Inc.* 3,715 20,284
Quantum Corp.*(a) 5,729 22,114
Super Micro Computer, Inc.* 8,296 235,523
578,492
Textiles, Apparel & Luxury Goods 0.8%
Crocs, Inc.* 12,306 453,107
Deckers Outdoor Corp.* 5,163 1,013,962
Fossil Group, Inc.*(a) 8,914 41,450
G-III Apparel Group Ltd.*(a) 8,258 109,749
Kontoor Brands, Inc. 9,799 174,520
Lakeland Industries, Inc.*(a) 1,346 30,191
Movado Group, Inc. 2,805 30,406
Oxford Industries, Inc.(a) 3,072 135,199
Rocky Brands, Inc. 1,288 26,481
Steven Madden Ltd. 15,263 376,843
Superior Group of Cos., Inc. 2,431 32,575
Unifi, Inc.* 2,599 33,475
Vera Bradley, Inc.*(a) 5,093 22,613
Wolverine World Wide, Inc. 14,918 355,198
2,835,769
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance 1.7%
Axos Financial, Inc.*(a) 10,276 226,894
Bogota Financial Corp.* 1,775 15,513
Bridgewater Bancshares, Inc.* 3,935 40,334
Capitol Federal Financial, Inc. 24,436 269,040
Columbia Financial, Inc.* 9,118 127,242
ESSA Bancorp, Inc. 1,831 25,487
Essent Group Ltd. 18,214 660,622
Federal Agricultural Mortgage
Corp., Class C 1,660 106,257
Flagstar Bancorp, Inc. 6,533 192,266
FS Bancorp, Inc. 664 25,610
Greene County Bancorp, Inc. 804 17,929
Hingham Institution for
Savings 287 48,153
Home Bancorp, Inc. 1,676 44,833
HomeStreet, Inc. 3,111 76,562
Kearny Financial Corp. 14,080 115,174
Luther Burbank Corp. 3,310 33,100
Merchants Bancorp 1,541 28,493
Meridian Bancorp, Inc. 8,505 98,658
Meta Financial Group, Inc.(a) 5,980 108,657
MMA Capital Holdings, Inc.* 767 17,733
Mr. Cooper Group, Inc.*(a) 14,395 179,074
NMI Holdings, Inc., Class A* 12,622 202,962
Northfield Bancorp, Inc. 8,708 100,316
Northwest Bancshares, Inc. 21,489 219,725
Oconee Federal Financial
Corp. 303 7,808
OP Bancorp 2,329 16,070
PCSB Financial Corp. 3,228 40,931
PDL Community Bancorp* 1,297 13,203
PennyMac Financial Services,
Inc. 8,368 349,699
Pioneer Bancorp, Inc.*(a) 2,799 25,611
Premier Financial Corp. 6,963 123,036
Provident Bancorp, Inc. 1,307 10,273
Provident Financial Holdings,
Inc. 1,586 21,268
Provident Financial Services,
Inc. 10,849 156,768
Prudential Bancorp, Inc. 1,380 16,615
Radian Group, Inc. 35,507 550,714
Riverview Bancorp, Inc. 5,172 29,222
Security National Financial
Corp., Class A* 2,128 14,353
Southern Missouri Bancorp,
Inc. 1,677 40,751
Standard AVB Financial Corp. 910 21,112
Sterling Bancorp, Inc. 2,706 9,687
Territorial Bancorp, Inc. 1,673 39,801
Timberland Bancorp, Inc. 1,742 31,722
TrustCo Bank Corp. 17,133 108,452
Walker & Dunlop, Inc. 5,155 261,926
Washington Federal, Inc. 14,002 375,814
Waterstone Financial, Inc. 4,538 67,299
Western New England
Bancorp, Inc. 4,014 23,241
WSFS Financial Corp. 9,384 269,321
5,605,331

NVIT Small Cap Index Fund - June 30, 2020 (Unaudited) - Statement of Investments - 113
Common Stocks
Shares Value ($)
Tobacco 0.1%
Turning Point Brands, Inc.(a) 1,686 41,998
Universal Corp. 4,471 190,062
Vector Group Ltd.(a) 24,982 251,319
483,379
Trading Companies & Distributors 1.4%
Alta Equipment Group, Inc.* 3,306 25,688
Applied Industrial
Technologies, Inc. 7,193 448,771
Beacon Roofing Supply, Inc.* 10,236 269,923
BMC Stock Holdings, Inc.* 12,495 314,124
CAI International, Inc.* 2,717 45,265
DXP Enterprises, Inc.* 3,184 63,393
EVI Industries, Inc.*(a) 725 15,740
Foundation Building Materials,
Inc.* 4,060 63,377
GATX Corp.(a) 6,474 394,785
General Finance Corp.* 2,166 14,534
GMS, Inc.* 7,860 193,277
H&E Equipment Services, Inc.
(a) 5,979 110,492
Herc Holdings, Inc.* 4,439 136,411
Kaman Corp.(a) 5,111 212,618
Lawson Products, Inc.* 707 22,808
MRC Global, Inc.* 14,536 85,908
Nesco Holdings, Inc.* 2,921 11,742
NOW, Inc.* 20,842 179,867
Rush Enterprises, Inc., Class A 4,886 202,574
Rush Enterprises, Inc., Class
B 785 27,993
SiteOne Landscape Supply,
Inc.* 7,695 876,999
Systemax, Inc. 2,547 52,315
Textainer Group Holdings Ltd.* 9,227 75,477
Titan Machinery, Inc.* 3,208 34,839
Transcat, Inc.* 1,170 30,256
Triton International Ltd. 9,538 288,429
Veritiv Corp.* 2,674 45,351
WESCO International, Inc.* 9,164 321,748
Willis Lease Finance Corp.* 498 12,091
4,576,795
Water Utilities 0.5%
American States Water Co. 6,705 527,214
Artesian Resources Corp.,
Class A 1,355 49,173
Cadiz, Inc.*(a) 3,078 31,272
California Water Service
Group 8,891 424,101
Consolidated Water Co. Ltd. 2,443 35,253
Global Water Resources, Inc. 2,176 22,935
Middlesex Water Co. 3,123 209,803
Pure Cycle Corp.* 3,121 28,682
SJW Group 4,787 297,321
York Water Co. (The) 2,364 113,377
1,739,131
Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.* 8,066 107,439
Gogo, Inc.*(a) 12,891 40,735
Common Stocks
Shares Value ($)
Wireless Telecommunication Services
Shenandoah
Telecommunications Co.(a) 8,806 434,048
Spok Holdings, Inc. 2,885 26,975
609,197
Total Common Stocks
(cost $320,658,043) 325,119,121
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Oncternal Therapeutics, Inc.,
CVR*∞ 97 199
Total Rights
(cost $–) 199
Repurchase Agreements 13.1%
Principal
Amount ($)
Bank of America NA,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $7,190,195,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $7,333,981.
(c)(d) 7,190,177 7,190,177
BofA Securities, Inc.,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $4,000,010,
collateralized by U.S.
Government Agency
Securities, 0.15%,
maturing 12/14/2020; total
market value $4,080,378.
(c)(d) 4,000,000 4,000,000
CF Secured, LLC,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $3,000,008,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
5.00%, maturing 9/8/2020
- 7/20/2069; total market
value $3,060,008.(c)(d) 3,000,000 3,000,000

114 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets Securities,
Inc.,
0.08%, dated 6/30/2020,
due 7/7/2020, repurchase
price $10,000,156,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042;
total market value
$10,200,027.(c)(d) 10,000,000 10,000,000
Nomura Securities
International, Inc.,
0.07%, dated 6/30/2020,
due 7/1/2020, repurchase
price $6,000,012,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 2.50%, maturing
8/31/2021 - 5/15/2050;
total market value
$6,120,000.(c)(d) 6,000,000 6,000,000
Pershing LLC,
0.14%, dated 6/30/2020,
due 7/1/2020, repurchase
price $14,000,055,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
7/23/2020 - 12/20/2069;
total market value
$14,280,005.(c)(d) 14,000,000 14,000,000
Total Repurchase Agreements
(cost $44,190,177) 44,190,177
Total Investments
(cost $364,848,220) — 109.6% 369,309,497
Liabilities in excess of other assets — (9.6)% (32,207,201)
NET ASSETS — 100.0%
$ 337,102,296
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $74,094,227, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $44,190,177 and by $31,289,095 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.75%, and maturity dates ranging
from 7/9/2020 – 2/15/2050, a total value of $75,479,272.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at June 30, 2020 was
$317,856 which represents 0.09% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $44,190,177.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 167 9/2020 USD 12,003,960 273,895
273,895
At June 30, 2020, the Fund had $1,080,400 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

116 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index Fund
NVIT International Index
Fund
Assets:
Investment securities of affiliated issuers, at value $ 116,771 $ —
Investment securities of unaffiliated issuers, at value
*
2,409,580,662 1,824,653,250
Repurchase agreement, at value 45,574,931 40,054,771
Cash 133,305,917 627,744
Deposits with broker for futures contracts — 2,710,632
Foreign currencies, at value — 16,261,066
Interest and dividends receivable 13,105,996 2,249,308
Security lending income receivable 9,454 31,826
Receivable for investments sold 28,339,143 —
Receivable for capital shares issued 2,832,176 408,154
Reclaims receivable — 5,231,430
Receivable for variation margin on futures contracts — —
Receivable for reimbursement from investment adviser (Note 3) — —
Prepaid expenses 13,791 9,979
Total Assets 2,632,878,841 1,892,238,160
Liabilities:
Payable for investments purchased 156,576,580 —
Payable for capital shares redeemed 485,847 662,351
Payable for variation margin on futures contracts — 80,673
TBA Sale Commitments, at value 80,371 —
Payable upon return of securities loaned (Note 2) 45,574,931 40,054,771
Accrued expenses and other payables:
Investment advisory fees 357,588 363,564
Fund administration fees 73,505 63,693
Distribution fees — 35,633
Administrative servicing fees 55,678 28,899
Accounting and transfer agent fees 19,281 392
Trustee fees 3,551 3,371
Due to custodian — —
Custodian fees 14,489 16,358
Compliance program costs (Note 3) 2,606 2,125
Professional fees 22,432 11,859
Printing fees 9,147 7,068
Other 6,120 55,084
Total Liabilities 203,282,126 41,385,841
Net Assets $ 2,429,596,715 $ 1,850,852,319
* Includes value of securities on loan (Note 2) 150,488,317 89,130,394
Cost of investment securities of affiliated issuers 66,156 —
Cost of investment securities of unaffiliated issuers 2,212,619,929 1,674,390,927
Cost of repurchase agreement 45,574,931 40,054,771
Cost of foreign currencies — 16,250,648
Represented by:
Capital $ 2,197,357,001 $ 1,747,595,023
Total distributable earnings (loss) 232,239,714 103,257,296
Net Assets $ 2,429,596,715 $ 1,850,852,319

Index Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 117
NVIT Mid Cap Index Fund NVIT S&P 500 Index Fund NVIT Small Cap Index Fund
$ — $ — $ —
1,189,360,967 3,874,146,317 325,119,320
64,561,206 24,450,957 44,190,177
24,376,330 63,775,544 10,910,721
2,167,000 5,770,000 1,080,400
— — —
1,224,790 3,046,492 289,765
27,528 43,969 42,365
— — 211,243
402,844 1,937,852 171,621
— — —
330,572 1,000,661 120,235
— — 237
6,556 20,820 1,788
1,282,457,793 3,974,192,612 382,137,872
2,831,685 — 372,646
512,133 1,202,645 103,145
— — —
— — —
64,561,206 24,450,957 44,190,177
205,144 356,870 52,044
45,375 117,437 19,268
4,040 191,639 30,255
74,228 73,138 5,461
408 644 3,341
2,080 5,585 537
— — 171,154
22,651 5,242 11,774
1,461 4,391 378
15,446 16,033 14,250
13,010 10,145 7,189
4,868 46,861 53,957
68,293,735 26,481,587 45,035,576
$ 1,214,164,058 $ 3,947,711,025 $ 337,102,296
162,592,459 247,925,716 74,094,227
— — —
1,046,029,716 1,852,377,298 320,658,043
64,561,206 24,450,957 44,190,177
— — —
$ 989,104,990 $ 1,857,940,135 $ 310,628,626
225,059,068 2,089,770,890 26,473,670
$ 1,214,164,058 $ 3,947,711,025 $ 337,102,296

118 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index Fund
NVIT International Index
Fund
Net Assets:
Class I Shares $ 486,755,949 $ 129,617,521
Class II Shares — 16,763,064
Class IV Shares — —
Class VIII Shares — 97,442,621
Class Y Shares 1,942,840,766 1,607,029,113
Total $ 2,429,596,715 $ 1,850,852,319
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 43,074,448 14,315,927
Class II Shares — 1,854,832
Class IV Shares — —
Class VIII Shares — 10,849,333
Class Y Shares 171,497,188 177,056,573
Total 214,571,636 204,076,665
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 11.30 $ 9.05
Class II Shares $ — $ 9.04
Class IV Shares $ — $ —
Class VIII Shares $ — $ 8.98
Class Y Shares $ 11.33 $ 9.08
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 119
NVIT Mid Cap Index Fund NVIT S&P 500 Index Fund NVIT Small Cap Index Fund
$ 565,728,149 $ 332,569,305 $ —
19,490,784 941,474,525 150,100,191
— 184,675,578 —
— — —
628,945,125 2,488,991,617 187,002,105
$ 1,214,164,058 $ 3,947,711,025 $ 337,102,296
30,155,954 17,498,612 —
1,052,017 49,880,347 21,458,788
— 9,696,491 —
— — —
33,454,610 130,683,728 26,324,316
64,662,581 207,759,178 47,783,104
$ 18.76 $ 19.01 $ —
$ 18.53 $ 18.87 $ 6.99
$ — $ 19.05 $ —
$ — $ — $ —
$ 18.80 $ 19.05 $ 7.10

120 - Statements of Operations - For the Six Months Ended June 30, 2020 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
NVIT International
Index Fund
INVESTMENT INCOME:
Interest income from unaffiliated issuers $ 30,377,704 $ —
Income from securities lending (Note 2) 73,234 165,684
Interest income from affiliated issuers 3,534 —
Dividend income from unaffiliated issuers — 30,243,026
Foreign tax withholding — (2,867,512)
Total Income 30,454,472 27,541,198
EXPENSES:
Investment advisory fees 2,157,800 2,165,506
Fund administration fees 355,935 284,161
Distribution fees Class II Shares — 21,588
Distribution fees Class VIII Shares — 188,019
Administrative servicing fees Class I Shares 338,245 96,994
Administrative servicing fees Class II Shares — 8,635
Administrative servicing fees Class IV Shares — —
Administrative servicing fees Class VIII Shares — 70,508
Professional fees 80,002 72,131
Printing fees 1,781 5,351
Trustee fees 42,043 31,873
Custodian fees 43,702 44,290
Accounting and transfer agent fees 43,720 4,614
Compliance program costs (Note 3) 5,304 4,001
Index licensing fee — —
Other 27,282 144,608
Total expenses before fees waived and expenses reimbursed 3,095,814 3,142,279
Administrative servicing fees waived - Class I (Note 3) — —
Administrative servicing fees waived - Class II (Note 3) — —
Expenses reimbursed by adviser (Note 3) — —
Net Expenses 3,095,814 3,142,279
NET INVESTMENT INCOME 27,358,658 24,398,919
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of unaffiliated issuers 14,881,384 (49,496,038)
Expiration or closing of futures contracts (Note 2) — (1,020,462)
Foreign currency transactions (Note 2) — 1,176,633
TBA Sale Commitments (1,505) —
Net realized gains (losses) 14,879,879 (49,339,867)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (5,256) —
Investment securities of unaffiliated issuers 101,642,864 (211,130,987)
Futures contracts (Note 2) — 23,547
Translation of assets and liabilities denominated in foreign currencies — (23,525)
TBA Sale Commitments (23) —
Net change in unrealized appreciation/depreciation 101,637,585 (211,130,965)
Net realized/unrealized gains (losses) 116,517,464 (260,470,832)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 143,876,122 $ (236,071,913)
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - For the Six Months Ended June 30, 2020 (Unaudited) - Statements of Operations - 121
NVIT Mid Cap Index Fund NVIT S&P 500 Index Fund NVIT Small Cap Index Fund
$ 117,436 $ 119,640 $ 43,910
174,099 171,192 237,737
— — —
10,818,618 39,033,686 2,307,098
(1,219) — (1,578)
11,108,934 39,324,518 2,587,167
1,221,957 2,106,697 302,521
195,175 556,881 75,266
25,920 1,062,152 175,441
— — —
415,072 237,150 —
10,732 637,298 105,265
— 90,408 —
— — —
43,224 108,859 22,839
12,887 13,707 6,269
20,895 65,828 5,531
26,936 73,911 8,148
752 1,310 130
2,604 8,229 694
— — 32,095
15,596 231,724 3,805
1,991,750 5,194,154 738,004
— (110,671) —
— (297,408) (49,124)
— — (9,507)
1,991,750 4,786,075 679,373
9,117,184 34,538,443 1,907,794
18,494,480 (8,676,918) 5,492,610
(3,067,868) 1,052,404 (516,383)
— — —
— — —
15,426,612 (7,624,514) 4,976,227
— — —
(204,904,288) (163,635,682) (55,168,263)
(132,615) 212,414 116,673
— — —
— — —
(205,036,903) (163,423,268) (55,051,590)
(189,610,291) (171,047,782) (50,075,363)
$ (180,493,107) $ (136,509,339) $ (48,167,569)

The accompanying notes are an integral part of these financial statements.
122 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - Index Funds
NVIT Bond Index Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 27,358,658 $ 60,383,742
Net realized gains (losses) 14,879,879 6,198,946
Net change in unrealized appreciation/depreciation 101,637,585 123,488,358
Change in net assets resulting from operations 143,876,122 190,071,046
Distributions to Shareholders From:
Distributable earnings:
Class I — (9,733,745)
Class II — —
Class VIII — —
Class Y — (53,397,446)
Change in net assets from shareholder distributions — (63,131,191)
Change in net assets from capital transactions (89,438,702) 40,588,909
Change in net assets 54,437,420 167,528,764
Net Assets:
Beginning of period 2,375,159,295 2,207,630,531
End of period $ 2,429,596,715 $ 2,375,159,295
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 129,325,076 $ 166,609,273
Dividends reinvested — 9,733,745
Cost of shares redeemed (57,651,609) (46,597,408)
Total Class I Shares 71,673,467 129,745,610
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class VIII Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class VIII Shares — —
Class Y Shares
Proceeds from shares issued 59,665,955 115,034,174
Dividends reinvested — 53,397,446
Cost of shares redeemed (220,778,124) (257,588,321)
Total Class Y Shares (161,112,169) (89,156,701)
Change in net assets from capital transactions $ (89,438,702) $ 40,588,909

Index Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 123
NVIT International Index Fund NVIT Mid Cap Index Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
$ 24,398,919 $ 61,259,477 $ 9,117,184 $ 17,527,568
(49,339,867) 57,241,298 15,426,612 64,945,885
(211,130,965) 287,144,125 (205,036,903) 214,083,737
(236,071,913) 405,644,900 (180,493,107) 296,557,190
— (5,207,949) — (105,063,856)
— (617,950) — (4,243,891)
— (3,307,483) — —
— (64,285,072) — (116,643,475)
— (73,418,454) — (225,951,222)
2,278,259 (190,569,481) 9,454,697 152,694,888
(233,793,654) 141,656,965 (171,038,410) 223,300,856
2,084,645,973 1,942,989,008 1,385,202,468 1,161,901,612
$ 1,850,852,319 $ 2,084,645,973 $ 1,214,164,058 $ 1,385,202,468
$ 20,501,243 $ 44,307,911 $ 62,343,836 $ 81,180,353
— 5,207,949 — 105,063,856
(29,743,502) (45,126,046) (60,499,273) (104,865,548)
(9,242,259) 4,389,814 1,844,563 81,378,661
5,491,056 1,231,369 1,439,149 2,487,459
— 617,950 — 4,243,891
(5,690,262) (1,952,581) (4,213,157) (3,511,673)
(199,206) (103,262) (2,774,008) 3,219,677
7,366,134 12,551,434 — —
— 3,307,483 — —
(5,460,487) (6,885,326) — —
1,905,647 8,973,591 — —
115,238,392 70,641,880 65,461,205 45,813,547
— 64,285,072 — 116,643,475
(105,424,315) (338,756,576) (55,077,063) (94,360,472)
9,814,077 (203,829,624) 10,384,142 68,096,550
$ 2,278,259 $ (190,569,481) $ 9,454,697 $ 152,694,888

The accompanying notes are an integral part of these financial statements.
124 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - Index Funds
NVIT Bond Index Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
SHARE TRANSACTIONS:
Class I Shares
Issued 11,897,815 15,854,403
Reinvested — 909,782
Redeemed (5,306,801) (4,373,303)
Total Class I Shares 6,591,014 12,390,882
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class VIII Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class VIII Shares — —
Class Y Shares
Issued 5,392,042 10,970,940
Reinvested — 4,980,588
Redeemed (19,967,404) (24,343,437)
Total Class Y Shares (14,575,362) (8,391,909)
Total change in shares (7,984,348) 3,998,973
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 125
NVIT International Index Fund NVIT Mid Cap Index Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
2,272,324 4,598,372 3,524,371 3,632,898
— 525,196 — 5,203,378
(3,198,509) (4,693,224) (3,273,810) (4,636,323)
(926,185) 430,344 250,561 4,199,953
662,089 129,042 79,077 108,589
— 62,449 — 212,922
(676,196) (206,864) (249,821) (156,668)
(14,107) (15,373) (170,744) 164,843
877,084 1,311,170 — —
— 336,090 — —
(637,898) (715,926) — —
239,186 931,334 — —
12,735,683 7,510,414 3,440,638 2,096,635
— 6,474,406 — 5,761,310
(11,898,188) (34,661,767) (3,011,417) (4,113,119)
837,495 (20,676,947) 429,221 3,744,826
136,389 (19,330,642) 509,038 8,109,622

The accompanying notes are an integral part of these financial statements.
126 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - Index Funds
NVIT S&P 500 Index Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
OPERATIONS:
Net investment income $ 34,538,443 $ 71,236,424
Net realized gains (losses) (7,624,514) 81,224,523
Net change in unrealized appreciation/depreciation (163,423,268) 836,376,166
Change in net assets resulting from operations (136,509,339) 988,837,113
Distributions to Shareholders From:
Distributable earnings:
Class I — (18,236,205)
Class II — (48,105,962)
Class IV — (11,569,240)
Class Y — (161,171,760)
Change in net assets from shareholder distributions — (239,083,167)
Change in net assets from capital transactions (94,318,091) 369,337,672
Change in net assets (230,827,430) 1,119,091,618
Net Assets:
Beginning of period 4,178,538,455 3,059,446,837
End of period $ 3,947,711,025 $ 4,178,538,455
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 42,893,549 $ 105,870,610
Dividends reinvested — 18,236,205
Cost of shares redeemed (38,173,114) (53,414,325)
Total Class I Shares 4,720,435 70,692,490
Class II Shares
Proceeds from shares issued 102,733,750 100,078,886
Dividends reinvested — 48,105,962
Cost of shares redeemed (29,669,454) (60,210,132)
Total Class II Shares 73,064,296 87,974,716
Class IV Shares
Proceeds from shares issued 1,666,575 3,266,401
Dividends reinvested — 11,569,240
Cost of shares redeemed (10,567,031) (16,935,271)
Total Class IV Shares (8,900,456) (2,099,630)
Class Y Shares
Proceeds from shares issued 58,904,715 437,610,252
Dividends reinvested — 161,171,760
Cost of shares redeemed (222,107,081) (386,011,916)
Total Class Y Shares (163,202,366) 212,770,096
Change in net assets from capital transactions $ (94,318,091) $ 369,337,672

Index Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 127
NVIT Small Cap Index Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
$ 1,907,794 $ 3,925,021
4,976,227 16,098,441
(55,051,590) 51,927,658
(48,167,569) 71,951,120
— —
— (55,964,689)
— —
— (69,692,264)
— (125,656,953)
17,847,142 144,187,990
(30,320,427) 90,482,157
367,422,723 276,940,566
$ 337,102,296 $ 367,422,723
$ — $ —
— —
— —
— —
16,607,736 27,249,771
— 55,964,689
(8,918,975) (14,277,264)
7,688,761 68,937,196
— —
— —
— —
— —
23,683,053 29,979,243
— 69,692,264
(13,524,672) (24,420,713)
10,158,381 75,250,794
$ 17,847,142 $ 144,187,990

The accompanying notes are an integral part of these financial statements.
128 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - Index Funds
NVIT S&P 500 Index Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
SHARE TRANSACTIONS:
Class I Shares
Issued 2,343,060 5,795,958
Reinvested — 984,688
Redeemed (2,160,031) (2,924,857)
Total Class I Shares 183,029 3,855,789
Class II Shares
Issued 5,855,873 5,472,246
Reinvested — 2,619,337
Redeemed (1,620,584) (3,383,161)
Total Class II Shares 4,235,289 4,708,422
Class IV Shares
Issued 93,572 176,290
Reinvested — 623,882
Redeemed (584,681) (918,415)
Total Class IV Shares (491,109) (118,243)
Class Y Shares
Issued 3,311,793 24,467,155
Reinvested — 8,688,628
Redeemed (12,317,150) (20,840,974)
Total Class Y Shares (9,005,357) 12,314,809
Total change in shares (5,078,148) 20,760,777
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 129
NVIT Small Cap Index Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
— —
— —
— —
— —
2,546,035 2,658,225
— 7,653,873
(1,371,840) (1,387,253)
1,174,195 8,924,845
— —
— —
— —
— —
3,366,619 3,027,806
— 9,372,345
(1,966,591) (2,318,182)
1,400,028 10,081,969
2,574,223 19,006,814

130 - Financial Highlights - June 30, 2020 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT Bond Index Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .66 0.12 0.52 0.64 — — — $ 11 .30 6 .00% $ 486,755,949 0.38% 2.15% 0.38% 49.09%
Year Ended December 31, 2019 $ 10 .09 0.26 0.59 0.85 (0.28) — (0.28) $ 10 .66 8 .40% $ 388,761,740 0.38% 2.46% 0.38% 82.79%
Year Ended December 31, 2018 $ 10 .41 0.25 (0.29) (0.04) (0.27) (0.01) (0.28) $ 10 .09 ( 0 .36 ) % $ 243,014,363 0.38% 2.46% 0.38% 155.75%
Year Ended December 31, 2017 $ 10 .34 0.22 0.11 0.33 (0.24) (0.02) (0.26) $ 10 .41 3 .12% $ 252,173,721 0.38% 2.13% 0.38% 204.04%
Year Ended December 31, 2016 $ 10 .37 0.22 0.01 0.23 (0.24) (0.02) (0.26) $ 10 .34 2 .26% $ 165,391,094 0.38% 2.03% 0.38% 167.32%
Year Ended December 31, 2015 $ 10 .69 0.21 (0.20) 0.01 (0.21) (0.12) (0.33) $ 10 .37 0 .14% $ 138,704,554 0.38% 1.96% 0.38% 283.08%
Class Y Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .68 0.13 0.52 0.65 — — — $ 11 .33 6 .09% $ 1,942,840,766 0.23% 2.31% 0.23% 49.09%
Year Ended December 31, 2019 $ 10 .10 0.28 0.59 0.87 (0.29) — (0.29) $ 10 .68 8 .62% $ 1,986,397,555 0.23% 2.62% 0.23% 82.79%
Year Ended December 31, 2018 $ 10 .43 0.27 (0.30) (0.03) (0.29) (0.01) (0.30) $ 10 .10 ( 0 .31 ) % $ 1,964,616,168 0.23% 2.61% 0.23% 155.75%
Year Ended December 31, 2017 $ 10 .35 0.24 0.11 0.35 (0.25) (0.02) (0.27) $ 10 .43 3 .33% $ 2,146,361,266 0.23% 2.28% 0.23% 204.04%
Year Ended December 31, 2016 $ 10 .38 0.23 0.02 0.25 (0.26) (0.02) (0.28) $ 10 .35 2 .40% $ 2,089,838,225 0.23% 2.18% 0.23% 167.32%
Year Ended December 31, 2015 $ 10 .69 0.23 (0.20) 0.03 (0.22) (0.12) (0.34) $ 10 .38 0 .35% $ 2,188,545,481 0.23% 2.11% 0.23% 283.08%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - June 30, 2020 (Unaudited) - Financial Highlights - 131
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT International Index Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .21 0.11 (1.27) (1.16) — — — $ 9 .05 ( 11 .36 ) % $ 129,617,521 0.45% 2.56% 0.45% 5.87%
Year Ended December 31, 2019 $ 8 .69 0.28 1.60 1.88 (0.34) (0.02) (0.36) $ 10 .21 21 .77% $ 155,627,159 0.44% 2.85% 0.44% 5.50%
Year Ended December 31, 2018 $ 10 .38 0.27 (1.69) (1.42) (0.27) — (0.27) $ 8 .69 ( 13 .81 ) % $ 128,761,485 0.44% 2.67% 0.44% 4.26%
Year Ended December 31, 2017 $ 8 .54 0.24 1.88 2.12 (0.28) — (0.28) $ 10 .38 24 .88% $ 149,692,499 0.44% 2.48% 0.44% 4.72%
Year Ended December 31, 2016 $ 8 .70 0.24 (0.16) 0.08 (0.24) — (0.24) $ 8 .54 0 .92% $ 85,775,861 0.45% 2.76% 0.45% 4.88%
Year Ended December 31, 2015 $ 9 .02 0.22 (0.31) (0.09) (0.23) — (0.23) $ 8 .70 ( 0 .96 ) % $ 57,974,996 0.45% 2.40% 0.45% 4.35%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .20 0.11 (1.27) (1.16) — — — $ 9 .04 ( 11 .37 ) % $ 16,763,064 0.65% 2.41% 0.65% 5.87%
Year Ended December 31, 2019 $ 8 .69 0.26 1.59 1.85 (0.32) (0.02) (0.34) $ 10 .20 21 .42% $ 19,064,824 0.64% 2.68% 0.64% 5.50%
Year Ended December 31, 2018 $ 10 .37 0.24 (1.67) (1.43) (0.25) — (0.25) $ 8 .69 ( 13 .90 ) % $ 16,365,648 0.64% 2.43% 0.64% 4.26%
Year Ended December 31, 2017 $ 8 .54 0.21 1.88 2.09 (0.26) — (0.26) $ 10 .37 24 .56% $ 17,831,979 0.69% 2.18% 0.69% 4.72%
Year Ended December 31, 2016 $ 8 .69 0.23 (0.16) 0.07 (0.22) — (0.22) $ 8 .54 0 .75% $ 9,213,339 0.70% 2.66% 0.70% 4.88%
Year Ended December 31, 2015 $ 9 .00 0.23 (0.35) (0.12) (0.19) — (0.19) $ 8 .69 ( 1 .26 ) % $ 11,918,143 0.67% 2.47% 0.67% 4.35%
Class VIII Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .15 0.10 (1.27) (1.17) — — — $ 8 .98 ( 11 .53 ) % $ 97,442,621 0.85% 2.16% 0.85% 5.87%
Year Ended December 31, 2019 $ 8 .65 0.24 1.58 1.82 (0.30) (0.02) (0.32) $ 10 .15 21 .20% $ 107,674,830 0.84% 2.46% 0.84% 5.50%
Year Ended December 31, 2018 $ 10 .33 0.22 (1.67) (1.45) (0.23) — (0.23) $ 8 .65 ( 14 .13 ) % $ 83,675,329 0.84% 2.22% 0.84% 4.26%
Year Ended December 31, 2017 $ 8 .50 0.20 1.87 2.07 (0.24) — (0.24) $ 10 .33 24 .46% $ 86,101,860 0.84% 2.08% 0.84% 4.72%
Year Ended December 31, 2016 $ 8 .66 0.21 (0.16) 0.05 (0.21) — (0.21) $ 8 .50 0 .52% $ 58,248,441 0.85% 2.44% 0.85% 4.88%
Year Ended December 31, 2015 $ 8 .97 0.21 (0.34) (0.13) (0.18) — (0.18) $ 8 .66 ( 1 .39 ) % $ 54,681,371 0.84% 2.24% 0.84% 4.35%
Class Y Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .23 0.12 (1.27) (1.15) — — — $ 9 .08 ( 11 .24 ) % $ 1,607,029,113 0.30% 2.72% 0.30% 5.87%
Year Ended December 31, 2019 $ 8 .71 0.30 1.59 1.89 (0.35) (0.02) (0.37) $ 10 .23 21 .89% $ 1,802,279,160 0.29% 3.07% 0.29% 5.50%
Year Ended December 31, 2018 $ 10 .40 0.28 (1.69) (1.41) (0.28) — (0.28) $ 8 .71 ( 13 .63 ) % $ 1,714,186,546 0.29% 2.74% 0.29% 4.26%
Year Ended December 31, 2017 $ 8 .55 0.26 1.88 2.14 (0.29) — (0.29) $ 10 .40 25 .13% $ 1,763,862,961 0.29% 2.71% 0.29% 4.72%
Year Ended December 31, 2016 $ 8 .71 0.26 (0.17) 0.09 (0.25) — (0.25) $ 8 .55 1 .03% $ 1,736,455,901 0.30% 3.00% 0.30% 4.88%
Year Ended December 31, 2015 $ 9 .01 0.26 (0.33) (0.07) (0.23) — (0.23) $ 8 .71 ( 0 .74 ) % $ 1,699,931,064 0.30% 2.79% 0.30% 4.35%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

132 - Financial Highlights - June 30, 2020 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT Mid Cap Index Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 21 .58 0.13 (2.95) (2.82) — — — $ 18 .76 ( 13 .07 ) % $ 565,728,149 0.41% 1.45% 0.41% 7.40%
Year Ended December 31, 2019 $ 20 .73 0.28 4.70 4.98 (0.28) (3.85) (4.13) $ 21 .58 25 .65% $ 645,393,550 0.40% 1.26% 0.40% 15.94%
Year Ended December 31, 2018 $ 26 .02 0.33 (2.84) (2.51) (0.32) (2.46) (2.78) $ 20 .73 ( 11 .38 ) % $ 532,759,354 0.40% 1.28% 0.40% 14.81%
Year Ended December 31, 2017 $ 24 .24 0.26 3.38 3.64 (0.27) (1.59) (1.86) $ 26 .02 15 .78% $ 602,298,980 0.40% 1.01% 0.40% 20.12%
Year Ended December 31, 2016 $ 22 .45 0.31 4.04 4.35 (0.28) (2.28) (2.56) $ 24 .24 20 .29% $ 511,054,118 0.40% 1.34% 0.40% 18.74%
Year Ended December 31, 2015 $ 25 .09 0.28 (0.92) (0.64) (0.26) (1.74) (2.00) $ 22 .45 ( 2 .53 ) % $ 409,272,000 0.40% 1.13% 0.40% 17.89%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 21 .34 0.11 (2.92) (2.81) — — — $ 18 .53 ( 13 .17 ) % $ 19,490,784 0.61% 1.25% 0.61% 7.40%
Year Ended December 31, 2019 $ 20 .54 0.23 4.66 4.89 (0.24) (3.85) (4.09) $ 21 .34 25 .41% $ 26,087,930 0.62% 1.04% 0.62% 15.94%
Year Ended December 31, 2018 $ 25 .80 0.27 (2.80) (2.53) (0.27) (2.46) (2.73) $ 20 .54 ( 11 .57 ) % $ 21,725,560 0.62% 1.06% 0.62% 14.81%
Year Ended December 31, 2017 $ 24 .05 0.20 3.36 3.56 (0.22) (1.59) (1.81) $ 25 .80 15 .57% $ 26,690,581 0.60% 0.81% 0.60% 20.12%
Year Ended December 31, 2016 $ 22 .31 0.26 4.00 4.26 (0.24) (2.28) (2.52) $ 24 .05 20 .01% $ 23,771,694 0.61% 1.13% 0.61% 18.74%
Year Ended December 31, 2015 $ 24 .95 0.23 (0.92) (0.69) (0.21) (1.74) (1.95) $ 22 .31 ( 2 .77 ) % $ 17,683,011 0.61% 0.91% 0.61% 17.89%
Class Y Shares
Six Months Ended June 30,
2020 (Unaudited) $ 21 .61 0.15 (2.96) (2.81) — — — $ 18 .80 ( 13 .00 ) % $ 628,945,125 0.26% 1.61% 0.26% 7.40%
Year Ended December 31, 2019 $ 20 .74 0.32 4.71 5.03 (0.31) (3.85) (4.16) $ 21 .61 25 .89% $ 713,720,988 0.25% 1.40% 0.25% 15.94%
Year Ended December 31, 2018 $ 26 .04 0.36 (2.84) (2.48) (0.36) (2.46) (2.82) $ 20 .74 ( 11 .29 ) % $ 607,416,698 0.25% 1.38% 0.25% 14.81%
Year Ended December 31, 2017 $ 24 .25 0.29 3.40 3.69 (0.31) (1.59) (1.90) $ 26 .04 15 .97% $ 1,075,034,497 0.25% 1.16% 0.25% 20.12%
Year Ended December 31, 2016 $ 22 .45 0.34 4.05 4.39 (0.31) (2.28) (2.59) $ 24 .25 20 .47% $ 956,566,543 0.25% 1.48% 0.25% 18.74%
Year Ended December 31, 2015 $ 25 .10 0.32 (0.93) (0.61) (0.30) (1.74) (2.04) $ 22 .45 ( 2 .43 ) % $ 879,389,084 0.25% 1.27% 0.25% 17.89%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - June 30, 2020 (Unaudited) - Financial Highlights - 133
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT S&P 500 Index Fund
Class I Shares
Six Months Ended June 30,
2020 (Unaudited) $ 19 .63 0.17 (0.79) (0.62) — — — $ 19 .01 ( 3 .16 ) % $ 332,569,305 0.25% 1.82% 0.32% 1.43%
Year Ended December 31, 2019 $ 15 .93 0.35 4.52 4.87 (0.38) (0.79) (1.17) $ 19 .63 31 .16% $ 339,938,104 0.24% 1.91% 0.31% 5.53%
Year Ended December 31, 2018 $ 17 .54 0.36 (1.08) (0.72) (0.31) (0.58) (0.89) $ 15 .93 ( 4 .62 ) % $ 214,388,337 0.25% 2.02% 0.32% 3.87%
Year Ended December 31, 2017 $ 15 .05 0.29 2.91 3.20 (0.30) (0.41) (0.71) $ 17 .54 21 .53% $ 191,953,126 0.24% 1.75% 0.31% 2.66%
Year Ended December 31, 2016 $ 13 .98 0.28 1.34 1.62 (0.28) (0.27) (0.55) $ 15 .05 11 .66% $ 113,040,951 0.25% 1.94% 0.32% 3.70%
Year Ended December 31, 2015 $ 14 .31 0.29 (0.14) 0.15 (0.27) (0.21) (0.48) $ 13 .98 1 .16% $ 48,560,784 0.25% 2.04% 0.32% 4.27%
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 19 .52 0.14 (0.79) (0.65) — — — $ 18 .87 ( 3 .33 ) % $ 941,474,525 0.50% 1.57% 0.57% 1.43%
Year Ended December 31, 2019 $ 15 .85 0.30 4.50 4.80 (0.34) (0.79) (1.13) $ 19 .52 30 .84% $ 891,042,925 0.49% 1.65% 0.56% 5.53%
Year Ended December 31, 2018 $ 17 .46 0.31 (1.08) (0.77) (0.26) (0.58) (0.84) $ 15 .85 ( 4 .87 ) % $ 648,796,869 0.50% 1.76% 0.57% 3.87%
Year Ended December 31, 2017 $ 14 .99 0.25 2.89 3.14 (0.26) (0.41) (0.67) $ 17 .46 21 .22% $ 640,450,407 0.49% 1.50% 0.56% 2.66%
Year Ended December 31, 2016 $ 13 .93 0.24 1.33 1.57 (0.24) (0.27) (0.51) $ 14 .99 11 .40% $ 438,477,876 0.50% 1.69% 0.57% 3.70%
Year Ended December 31, 2015 $ 14 .26 0.25 (0.13) 0.12 (0.24) (0.21) (0.45) $ 13 .93 0 .94% $ 300,494,037 0.50% 1.73% 0.57% 4.27%
Class IV Shares
Six Months Ended June 30,
2020 (Unaudited) $ 19 .68 0.16 (0.79) (0.63) — — — $ 19 .05 ( 3 .20 ) % $ 184,675,578 0.27% 1.80% 0.27% 1.43%
Year Ended December 31, 2019 $ 15 .96 0.35 4.54 4.89 (0.38) (0.79) (1.17) $ 19 .68 31 .19% $ 200,443,869 0.27% 1.88% 0.27% 5.53%
Year Ended December 31, 2018 $ 17 .57 0.36 (1.09) (0.73) (0.30) (0.58) (0.88) $ 15 .96 ( 4 .64 ) % $ 164,483,964 0.27% 1.99% 0.27% 3.87%
Year Ended December 31, 2017 $ 15 .07 0.28 2.92 3.20 (0.29) (0.41) (0.70) $ 17 .57 21 .53% $ 186,993,685 0.26% 1.73% 0.26% 2.66%
Year Ended December 31, 2016 $ 14 .00 0.28 1.33 1.61 (0.27) (0.27) (0.54) $ 15 .07 11 .59% $ 166,977,207 0.27% 1.92% 0.27% 3.70%
Year Ended December 31, 2015 $ 14 .32 0.28 (0.13) 0.15 (0.26) (0.21) (0.47) $ 14 .00 1 .17% $ 164,510,877 0.26% 1.92% 0.26% 4.27%
Class Y Shares
Six Months Ended June 30,
2020 (Unaudited) $ 19 .67 0.17 (0.79) (0.62) — — — $ 19 .05 ( 3 .15 ) % $ 2,488,991,617 0.17% 1.90% 0.17% 1.43%
Year Ended December 31, 2019 $ 15 .95 0.36 4.55 4.91 (0.40) (0.79) (1.19) $ 19 .67 31 .33% $ 2,747,113,557 0.17% 1.96% 0.17% 5.53%
Year Ended December 31, 2018 $ 17 .56 0.38 (1.09) (0.71) (0.32) (0.58) (0.90) $ 15 .95 ( 4 .54 ) % $ 2,031,777,667 0.17% 2.09% 0.17% 3.87%
Year Ended December 31, 2017 $ 15 .07 0.30 2.91 3.21 (0.31) (0.41) (0.72) $ 17 .56 21 .57% $ 2,482,427,944 0.16% 1.83% 0.16% 2.66%
Year Ended December 31, 2016 $ 13 .99 0.29 1.34 1.63 (0.28) (0.27) (0.55) $ 15 .07 11 .78% $ 2,404,706,055 0.17% 2.02% 0.17% 3.70%
Year Ended December 31, 2015 $ 14 .31 0.29 (0.12) 0.17 (0.28) (0.21) (0.49) $ 13 .99 1 .28% $ 2,490,275,545 0.17% 2.01% 0.17% 4.27%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

134 - Financial Highlights - June 30, 2020 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Small Cap Index Fund
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 8 .07 0.03 (1.11) (1.08) — — — $ 6 .99 ( 13 .38 ) % $ 150,100,191 0.61% 1.01% 0.69% 14.66%
Year Ended December 31, 2019 $ 10 .53 0.10 2.01 2.11 (0.08) (4.49) (4.57) $ 8 .07 24 .96% $ 163,601,416 0.61% 1.01% 0.68% 15.35%
Year Ended December 31, 2018 $ 13 .53 0.12 (1.29) (1.17) (0.14) (1.69) (1.83) $ 10 .53 ( 11 .34 ) % $ 119,577,417 0.61% 0.87% 0.69% 16.54%
Year Ended December 31, 2017 $ 12 .45 0.11 1.60 1.71 (0.11) (0.52) (0.63) $ 13 .53 14 .18% $ 125,904,270 0.59% 0.88% 0.66% 18.00%
Year Ended December 31, 2016 $ 11 .95 0.13 2.17 2.30 (0.12) (1.68) (1.80) $ 12 .45 20 .87% $ 77,556,189 0.60% 1.12% 0.67% 17.32%
Year Ended December 31, 2015 $ 13 .86 0.14 (0.81) (0.67) (0.14) (1.10) (1.24) $ 11 .95 ( 4 .88 ) % $ 46,201,177 0.60% 1.03% 0.67% 21.66%
Class Y Shares
Six Months Ended June 30,
2020 (Unaudited) $ 8 .18 0.05 (1.13) (1.08) — — — $ 7 .10 ( 13 .20 ) % $ 187,002,105 0.28% 1.34% 0.29% 14.66%
Year Ended December 31, 2019 $ 10 .60 0.14 2.03 2.17 (0.10) (4.49) (4.59) $ 8 .18 25 .40% $ 203,821,307 0.28% 1.34% 0.28% 15.35%
Year Ended December 31, 2018 $ 13 .61 0.15 (1.29) (1.14) (0.18) (1.69) (1.87) $ 10 .60 ( 11 .09 ) % $ 157,363,149 0.28% 1.12% 0.28% 16.54%
Year Ended December 31, 2017 $ 12 .51 0.15 1.62 1.77 (0.15) (0.52) (0.67) $ 13 .61 14 .56% $ 466,406,890 0.26% 1.19% 0.26% 18.00%
Year Ended December 31, 2016 $ 11 .99 0.17 2.18 2.35 (0.15) (1.68) (1.83) $ 12 .51 21 .22% $ 463,282,596 0.28% 1.43% 0.28% 17.32%
Year Ended December 31, 2015 $ 13 .89 0.18 (0.81) (0.63) (0.17) (1.10) (1.27) $ 11 .99 ( 4 .54 ) % $ 411,899,977 0.27% 1.32% 0.27% 21.66%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 135
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of June 30, 2020, the Trust operates sixty-
eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the – series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly
owned subsidiary of NFS, Nationwide Life and Annuity
Insurance Company, a wholly owned subsidiary of NLIC, other
unaffiliated insurance companies, and other series of the Trust that operate as a fund-of-funds, such as the NVIT Investor
Destinations Funds.
NVIT Bond Index Fund ("Bond Index")
NVIT International Index Fund ("International Index")
NVIT Mid Cap Index Fund ("Mid Cap Index")
NVIT S&P 500 Index Fund ("S&P 500 Index")
NVIT Small Cap Index Fund ("Small Cap Index")
The Funds, as applicable, currently offer Class I, Class II, Class
IV, Class VIII and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that
Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each of the Funds is a diversified fund, as defined in the 1940
Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time.” Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last

136 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Index Funds
quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades.
Shares of registered open-end management investment
companies are valued at net asset value (“NAV”) as reported
by such company. Shares of exchange traded funds are
generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited
partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes.
Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Equity securities, shares of registered open-end management
investment companies, shares of exchange traded funds and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii)
general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Index Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 137
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2020. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 9,889,728 $ – $ 9,889,728
Commercial Mortgage-Backed Securities – 54,708,829 – 54,708,829
Corporate Bonds – 673,839,617 – 673,839,617
Foreign Government Securities – 45,137,176 – 45,137,176
Mortgage-Backed Securities – 647,740,269 – 647,740,269
Municipal Bonds – 17,948,276 – 17,948,276
Repurchase Agreements – 45,574,931 – 45,574,931
Supranational – 33,791,299 – 33,791,299
U.S. Government Agency Securities – 26,349,816 – 26,349,816
U.S. Treasury Obligations – 900,292,423 – 900,292,423
Total Assets $ – $ 2,455,272,364 $ – $ 2,455,272,364
Liabilities:
Mortgage-Backed Securities $ – $ (80,371) $ – $ (80,371)
Total Liabilities $ – $ (80,371) $ – $ (80,371)
Total $ – $ 2,455,191,993 $ – $ 2,455,191,993
International Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 18,073,405 $ – $ 18,073,405
Air Freight & Logistics – 10,228,153 – 10,228,153
Airlines – 1,775,496 – 1,775,496
Auto Components – 15,303,627 – 15,303,627
Automobiles – 51,547,308 – 51,547,308
Banks – 138,497,253 – 138,497,253
Beverages 1,068,155 36,804,626 – 37,872,781
Biotechnology 959,521 18,608,382 – 19,567,903
Building Products – 17,998,864 – 17,998,864
Capital Markets – 50,546,242 – 50,546,242
Chemicals – 64,885,591 – 64,885,591
Commercial Services & Supplies – 8,472,328 – 8,472,328
Communications Equipment – 7,177,750 – 7,177,750
Construction & Engineering – 16,500,214 – 16,500,214
Construction Materials – 9,635,110 – 9,635,110
Consumer Finance – 228,320 – 228,320
Containers & Packaging – 1,062,757 – 1,062,757
Distributors – 182,203 – 182,203
Diversified Consumer Services – 298,494 – 298,494
Diversified Financial Services – 12,908,141 – 12,908,141
Diversified Telecommunication Services – 37,500,147 – 37,500,147
Electric Utilities – 41,682,203 – 41,682,203
Electrical Equipment – 30,201,135 – 30,201,135
Electronic Equipment, Instruments &
Components – 33,757,818 – 33,757,818
Energy Equipment & Services – 422,311 – 422,311
Entertainment – 14,517,877 – 14,517,877
Equity Real Estate Investment Trusts
(REITs) – 25,644,273 – 25,644,273
Food & Staples Retailing – 28,881,925 – 28,881,925
Food Products – 71,574,837 – 71,574,837
Gas Utilities – 9,289,053 – 9,289,053
Health Care Equipment & Supplies – 41,188,253 – 41,188,253
Health Care Providers & Services – 10,467,786 – 10,467,786
Health Care Technology – 2,666,399 – 2,666,399
Hotels, Restaurants & Leisure 458,926 22,895,061 – 23,353,987

138 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Index Funds
Level 1 Level 2 Level 3 Total
Assets:
Household Durables $ – $ 24,370,100 $ – $ 24,370,100
Household Products – 19,007,510 – 19,007,510
Independent Power and Renewable
Electricity Producers – 1,794,747 – 1,794,747
Industrial Conglomerates 1,743,563 21,003,238 – 22,746,801
Insurance – 91,479,642 – 91,479,642
Interactive Media & Services – 5,987,798 – 5,987,798
Internet & Direct Marketing Retail – 14,753,531 – 14,753,531
IT Services 1,700,276 28,021,254 – 29,721,530
Leisure Products – 4,620,271 – 4,620,271
Life Sciences Tools & Services – 8,994,244 – 8,994,244
Machinery – 55,002,326 – 55,002,326
Marine – 3,055,701 – 3,055,701
Media – 8,073,658 – 8,073,658
Metals & Mining – 51,004,633 – 51,004,633
Multiline Retail – 8,496,731 – 8,496,731
Multi-Utilities – 18,784,990 – 18,784,990
Oil, Gas & Consumable Fuels – 61,251,917 – 61,251,917
Paper & Forest Products – 6,010,842 – 6,010,842
Personal Products – 42,694,852 – 42,694,852
Pharmaceuticals 1,928,967 178,871,475 – 180,800,442
Professional Services – 29,301,266 – 29,301,266
Real Estate Management & Development 617,792 31,769,202 – 32,386,994
Road & Rail – 18,321,342 – 18,321,342
Semiconductors & Semiconductor
Equipment – 39,121,769 – 39,121,769
Software 2,268,532 31,587,824 – 33,856,356
Specialty Retail – 15,783,573 – 15,783,573
Technology Hardware, Storage &
Peripherals – 8,082,207 – 8,082,207
Textiles, Apparel & Luxury Goods – 47,803,183 – 47,803,183
Tobacco – 19,432,499 – 19,432,499
Trading Companies & Distributors 549,164 22,737,729 – 23,286,893
Transportation Infrastructure – 9,478,188 – 9,478,188
Water Utilities – 2,110,158 – 2,110,158
Wireless Telecommunication Services 360,253 32,487,761 – 32,848,014
Total Common Stocks $ 11,655,149 $ 1,812,719,503 $ – $ 1,824,374,652
Futures Contracts 78,809 – – 78,809
Repurchase Agreements – 40,054,771 – 40,054,771
Rights 278,598 – – 278,598
Total Assets $ 12,012,556 $ 1,852,774,274 $ – $ 1,864,786,830
Liabilities:
Futures Contracts $ (163,884) $ – $ – $ (163,884)
Total Liabilities $ (163,884) $ – $ – $ (163,884)
Total $ 11,848,672 $ 1,852,774,274 $ – $ 1,864,622,946
Mid Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,189,360,967 $ – $ – $ 1,189,360,967
Futures Contracts 143,421 – – 143,421
Repurchase Agreements – 64,561,206 – 64,561,206
Total $ 1,189,504,388 $ 64,561,206 $ – $ 1,254,065,594
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 3,874,136,530 $ – $ – $ 3,874,136,530
Futures Contracts 892,279 – – 892,279

Index Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 139
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 24,450,957 $ – $ 24,450,957
Right 9,787 – – 9,787
Total $ 3,875,038,596 $ 24,450,957 $ – $ 3,899,489,553
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 2,747,390 $ – $ – $ 2,747,390
Air Freight & Logistics 1,123,332 – – 1,123,332
Airlines 988,768 – – 988,768
Auto Components 4,125,627 – – 4,125,627
Automobiles 386,463 – – 386,463
Banks 27,719,694 – – 27,719,694
Beverages 940,710 – – 940,710
Biotechnology 35,230,279 – – 35,230,279
Building Products 5,020,547 – – 5,020,547
Capital Markets 4,894,399 – – 4,894,399
Chemicals 5,601,217 – – 5,601,217
Commercial Services & Supplies 7,431,214 – – 7,431,214
Communications Equipment 3,066,384 – – 3,066,384
Construction & Engineering 3,849,864 – – 3,849,864
Construction Materials 492,613 – – 492,613
Consumer Finance 2,270,384 – – 2,270,384
Containers & Packaging 666,013 – – 666,013
Distributors 281,272 – – 281,272
Diversified Consumer Services 2,394,327 – – 2,394,327
Diversified Financial Services 811,060 – – 811,060
Diversified Telecommunication Services 2,907,755 – – 2,907,755
Electric Utilities 3,020,834 – – 3,020,834
Electrical Equipment 3,018,246 – – 3,018,246
Electronic Equipment, Instruments &
Components 7,531,747 – – 7,531,747
Energy Equipment & Services 2,335,421 – – 2,335,421
Entertainment 917,888 – – 917,888
Equity Real Estate Investment Trusts
(REITs) 20,554,963 – – 20,554,963
Food & Staples Retailing 2,869,798 – – 2,869,798
Food Products 4,485,661 – – 4,485,661
Gas Utilities 3,890,881 – – 3,890,881
Health Care Equipment & Supplies 11,736,337 – – 11,736,337
Health Care Providers & Services 7,511,687 – – 7,511,687
Health Care Technology 3,415,496 – – 3,415,496
Hotels, Restaurants & Leisure 8,981,716 – – 8,981,716
Household Durables 6,830,192 – – 6,830,192
Household Products 835,509 – – 835,509
Independent Power and Renewable
Electricity Producers 1,368,387 – – 1,368,387
Industrial Conglomerates 142,999 – – 142,999
Insurance 7,541,607 – – 7,541,607
Interactive Media & Services 1,288,919 – – 1,288,919
Internet & Direct Marketing Retail 2,005,745 – – 2,005,745
IT Services 6,663,417 – – 6,663,417
Leisure Products 2,217,802 – – 2,217,802
Life Sciences Tools & Services 1,967,058 – – 1,967,058
Machinery 11,781,177 – – 11,781,177
Marine 370,068 – – 370,068
Media 2,500,118 – – 2,500,118
Metals & Mining 4,744,720 – – 4,744,720
Mortgage Real Estate Investment Trusts
(REITs) 4,456,848 – – 4,456,848

140 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Index Funds
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At June 30, 2020, the Funds did not have overdrawn balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
Level 1 Level 2 Level 3 Total
Assets:
Multiline Retail $ 468,718 $ – $ – $ 468,718
Multi-Utilities 1,727,796 – – 1,727,796
Oil, Gas & Consumable Fuels 5,044,766 – – 5,044,766
Paper & Forest Products 1,688,755 – – 1,688,755
Personal Products 1,236,523 – – 1,236,523
Pharmaceuticals 6,915,914 – – 6,915,914
Professional Services 4,344,121 – – 4,344,121
Real Estate Management & Development 2,426,680 – – 2,426,680
Road & Rail 1,896,999 – – 1,896,999
Semiconductors & Semiconductor
Equipment 9,125,034 – – 9,125,034
Software 17,996,077 – – 17,996,077
Specialty Retail 7,885,091 – – 7,885,091
Technology Hardware, Storage &
Peripherals 578,492 – – 578,492
Textiles, Apparel & Luxury Goods 2,835,769 – – 2,835,769
Thrifts & Mortgage Finance 5,605,331 – – 5,605,331
Tobacco 483,379 – – 483,379
Trading Companies & Distributors 4,576,795 – – 4,576,795
Water Utilities 1,739,131 – – 1,739,131
Wireless Telecommunication Services 609,197 – – 609,197
Total Common Stocks $ 325,119,121 $ – $ – $ 325,119,121
Futures Contracts 273,895 – – 273,895
Repurchase Agreements – 44,190,177 – 44,190,177
Right – 199 – 199
Total $ 325,393,016 $ 44,190,376 $ – $ 369,583,392
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the six months ended June 30, 2020, International Index held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
During the six months ended June 30, 2020, Small Cap Index held one common stock investment that was categorized as Level 3 investment which was valued at $0.

Index Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 141
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts.”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2020:
International Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk Payable for variation margin on futures contracts $ 78,809
Total $ 78,809
Liabilities:
Futures Contracts(a)
Equity risk Payable for variation margin on futures contracts (163,884)
Total $ (163,884)
Mid Cap Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk Receivable for variation margin on futures contracts $ 143,421
Total $ 143,421
S&P 500 Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk Receivable for variation margin on futures contracts $ 892,279
Total $ 892,279

142 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Index Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2020
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2020
Small Cap Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk Receivable for variation margin on futures contracts $ 273,895
Total $ 273,895
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (1,020,462)
Total $ (1,020,462)
Mid Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (3,067,868)
Total $ (3,067,868)
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,052,404
Total $ 1,052,404
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (516,383)
Total $ (516,383)
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 23,547
Total $ 23,547
Mid Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (132,615)
Total $ (132,615)
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 212,414
Total $ 212,414

Index Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 143
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2020:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements on the Funds’ financial position. At June 30, 2020, certain Funds have entered into futures contracts. The futures contracts
agreement does not provide for a netting arrangement.
TBA
The Funds may invest in TBA mortgage-backed securities. A
TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government
National Mortgage Association, or GNMA, the Federal National
Mortgage Association, or FNMA, or the Federal Home Loan
Mortgage Corporation, or FHLMC, are subsequently allocated
to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to
hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding,
either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale
commitment date are held as “cover” for the transaction, or
other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale
commitment is closed through the acquisition of an offsetting
TBA purchase commitment, a Fund realizes a gain or loss
based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Securities Lending
During the six months ended June 30, 2020, certain
funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to
any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest
income”, as applicable, on the Statements of Operations. The
Funds also receive interest that would have been earned on
the securities loaned while simultaneously seeking to earn
income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less
expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 116,673
Total $ 116,673
International Index
Futures Contracts:
Average Notional Balance Long $23,726,283
Mid Cap Index
Futures Contracts:
Average Notional Balance Long $28,972,106
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $50,004,069
Small Cap Index
Futures Contracts:
Average Notional Balance Long $11,995,841

144 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Index Funds
reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good
standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2020, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to
make the Fund whole. These remedies include purchasing
replacement securities by applying the collateral held from
the defaulting borrower against the purchase cost of the
replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by
purchasing replacement securities at JPMorgan’s expense, or
paying the Fund an amount equal to the market value of the
replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.
At June 30, 2020, the Securities Lending Agreement does not
permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended June 30, 2020, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred
cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more
joint repurchase agreements (“repo” or collectively “repos”)
collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any
repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
The Bank of New York Mellon or JPMorgan takes possession
of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with
respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Bond Index $ 45,574,931
International Index 40,054,771
Mid Cap Index 64,561,206
S&P 500 Index 24,450,957
Small Cap Index 44,190,177

Index Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 145
At June 30, 2020, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
At June 30, 2020, the joint repos on a gross basis were as follows:
Bank of America NA, 0.09%, dated 6/30/2020, due 7/1/2020, repurchase price $147,421,822, collateralized by U.S. Government
Agency Securities, 3.00%, maturing 7/20/2049; total market value $150,369,883.
BofA Securities, Inc., 0.09%, dated 6/30/2020, due 7/1/2020, repurchase price $32,000,080, collateralized by U.S. Government
Agency Securities, 0.15%, maturing 12/14/2020; total market value $32,643,027.
CF Secured, LLC, 0.09%, dated 6/30/2020, due 7/1/2020, repurchase price $42,960,808, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 5.00%, maturing 9/8/2020 - 7/20/2069; total market value $43,820,027.
NatWest Markets Securities, Inc., 0.08%, dated 6/30/2020, due 7/7/2020, repurchase price $150,002,333, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 4.25%, maturing 1/15/2021 - 2/15/2042; total market value
$153,000,412.
Nomura Securities International, Inc., 0.07%, dated 6/30/2020, due 7/1/2020, repurchase price $86,100,167, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 8/31/2021 - 5/15/2050; total market value
$87,822,005.
Pershing LLC, 0.14%, dated 6/30/2020, due 7/1/2020, repurchase price $69,200,269, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.00%, maturing 7/23/2020 - 12/20/2069; total market value $70,584,025.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bond Index
Bank of America
NA $ 4,574,931 $ – $ 4,574,931 $ (4,574,931) $ –
Bond Index
BofA Securities,
Inc. 2,000,000 – 2,000,000 (2,000,000) –
Bond Index CF Secured, LLC 10,000,000 – 10,000,000 (10,000,000) –
Bond Index
NatWest Markets
Securities, Inc. 15,000,000 – 15,000,000 (15,000,000) –
Bond Index
Nomura Securities
International, Inc. 6,000,000 – 6,000,000 (6,000,000) –
Bond Index Pershing LLC 8,000,000 – 8,000,000 (8,000,000) –
Total $ 45,574,931 $ – $ 45,574,931 $ (45,574,931) $ –

146 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Index Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
International
Index
Bank of America
NA $ 3,094,070 $ – $ 3,094,070 $ (3,094,070) $ –
International
Index
BofA Securities,
Inc. 10,000,000 – 10,000,000 (10,000,000) –
International
Index CF Secured, LLC 960,701 – 960,701 (960,701) –
International
Index
NatWest Markets
Securities, Inc. 10,000,000 – 10,000,000 (10,000,000) –
International
Index
Nomura Securities
International, Inc. 13,000,000 – 13,000,000 (13,000,000) –
International
Index Pershing LLC 3,000,000 – 3,000,000 (3,000,000) –
Total $ 40,054,771 $ – $ 40,054,771 $ (40,054,771) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Mid Cap Index
Bank of America
NA $ 1,561,206 $ – $ 1,561,206 $ (1,561,206) $ –
Mid Cap Index
NatWest Markets
Securities, Inc. 28,000,000 – 28,000,000 (28,000,000) –
Mid Cap Index
Nomura Securities
International, Inc. 30,000,000 – 30,000,000 (30,000,000) –
Mid Cap Index Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 64,561,206 $ – $ 64,561,206 $ (64,561,206) $ –

Index Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 147
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as
applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statements of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations.
For securities with paydown provisions, principal payments
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
S&P 500 Index
Bank of America
NA $ 2,450,957 $ – $ 2,450,957 $ (2,450,957) $ –
S&P 500 Index
BofA Securities,
Inc. 3,000,000 – 3,000,000 (3,000,000) –
S&P 500 Index
NatWest Markets
Securities, Inc. 8,000,000 – 8,000,000 (8,000,000) –
S&P 500 Index
Nomura Securities
International, Inc. 1,000,000 – 1,000,000 (1,000,000) –
S&P 500 Index Pershing LLC 10,000,000 – 10,000,000 (10,000,000) –
Total $ 24,450,957 $ – $ 24,450,957 $ (24,450,957) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Cap Index
Bank of America
NA $ 7,190,177 $ – $ 7,190,177 $ (7,190,177) $ –
Small Cap Index
BofA Securities,
Inc. 4,000,000 – 4,000,000 (4,000,000) –
Small Cap Index CF Secured, LLC 3,000,000 – 3,000,000 (3,000,000) –
Small Cap Index
NatWest Markets
Securities, Inc. 10,000,000 – 10,000,000 (10,000,000) –
Small Cap Index
Nomura Securities
International, Inc. 6,000,000 – 6,000,000 (6,000,000) –
Small Cap Index Pershing LLC 14,000,000 – 14,000,000 (14,000,000) –
Total $ 44,190,177 $ – $ 44,190,177 $ (44,190,177) $ –
Amounts designated as "−" are zero or have been rounded to zero.
* At June 30, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

148 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Index Funds
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with
the requirements of Subchapter M of the U.S. Internal Revenue
Code of 1986, as amended, and to make distributions of net
investment income and net realized capital gains sufficient
to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to the
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investments of the assets and supervises
the daily business affairs of the Funds in accordance with
policies and procedures established by the Board of Trustees.
NFA has selected the subadviser for each of the Funds as
noted below, and provides investment management evaluation
services in monitoring, on an ongoing basis, the performance of the subadvisers.

Index Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 149
As of June 30, 2020, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2020, the Fund paid investment advisory fees to NFA according to the following schedule.
For the six months ended June 30, 2020, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements, stemming from the expense limitation agreement described below, were as follows:
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30,
2021.
f
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Index BlackRock
S&P 500 Index BlackRock
Small Cap Index BlackRock
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.155%
$3 billion and more 0.145%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%
$3 billion and more 0.195%
Mid Cap Index Up to $1.5 billion 0.205%
$1.5 billion up to $3 billion 0.185%
$3 billion and more 0.175%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
Bond Index 0.18% 0.18%
International Index 0.24 0.24
Mid Cap Index 0.21 0.21
S&P 500 Index 0.11 0.11
Small Cap Index 0.19 0.18
Fund Classes
Amount
(annual rate)
Bond Index All Classes 0.29%
International Index All Classes 0.34%
Mid Cap Index All Classes 0.30%
S&P 500 Index All Classes 0.21%
Small Cap Index All Classes 0.28%

150 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Index Funds
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of June 30, 2020, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2020, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2020, NFM earned $1,467,418 in fees from the Funds under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $6 to $21 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2020, the Funds’ aggregate
portion of such costs amounted to $20,832.
Fund
Fiscal Year 2017
Amount
Fiscal Year 2018
Amount
Fiscal Year 2019
Amount
Six Months Ended
June 30, 2020
Amount Total
Bond Index $ — $ — $ — $ — $ —
International Index — — — — —
Mid Cap Index — — — — —
S&P 500 Index — — — — —
Small Cap Index — 28,464 10,835 9,507 48,806
Amounts designated as "—" are zero or have been rounded to zero.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

Index Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 151
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I,
Class II, and Class VIII shares of the Fund and up to 0.20% of the average daily net assets of Class IV shares of each of the
Funds.
For the six months ended June 30, 2020, the effective rates for administrative services fees were as follows:
The Trust and NFS have entered into a written contract waiving administrative services fees of the Funds according to the following schedule until April 30, 2021:
For the six months ended June 30, 2020, each Fund’s total administrative services fees were as follows:
During the six months ended June 30, 2020, each Fund’s waiver of such administrative service fees by NFS, for which NFS shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Fund
Class II
Shares
Class VIII
Shares
Bond Index 0.25% N/A
International Index 0.25% 0.40%
Mid Cap Index 0.25% N/A
S&P 500 Index 0.25% N/A
Small Cap Index 0.25% N/A
N/A - Not Applicable.
Fund Class I Class II Class IV Class VIII
Bond Index 0.15 %  N/A  N/A  N/A
International Index 0.15 0.10 %  N/A 0.15%
Mid Cap Index 0.15 0.10  N/A  N/A
S&P 500 Index 0.15 0.15 0.10 %  N/A
Small Cap Index  N/A 0.15  N/A  N/A
N/A — Not Applicable.
Fund
Class I
Shares
Class II
Shares
S&P 500 Index 0.07% 0.07%
Small Cap Index N/A 0.07%
N/A - Not Applicable.
Fund Amount
Bond Index $338,245
International Index 176,137
Mid Cap Index 425,804
S&P 500 Index 964,856
Small Cap Index 105,265
Fund Amount
S&P 500 Index $408,079
Small Cap Index 49,124

152 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Index Funds
Cross trades for the six months ended June 30, 2020 were
executed by certain Funds pursuant to procedures adopted by
the Board of Trustees of the Funds to ensure compliance with
Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NMF. The Board of Trustees determines
no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Pursuant to these procedures, for the six months ended June 30, 2020, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
Investments in Affiliated Issuers
Bond Index invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the six months ended June 30, 2020 were as follows:
J
Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate of
1.00% per annum plus the higher of (a) the one-month London
Interbank Offered Rate or (b) the Federal Funds Rate. Interest
costs, if any, would be shown on the Statements of Operations.
No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 9, 2020. During the six months ended June 30, 2020, the Funds had no borrowings
under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the six
months ended June 30, 2020, none of the Funds engaged in
interfund lending.
Fund
Purchases
at Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Mid Cap Index $ 92,810 $ – $ –
S&P 500 Index 2,176,882 40,763 (58,394)
Small Cap Index 4,469 5,444 (4,826)
Amounts designated as "—" are zero or have been rounded to zero.
Bond Index
Security Description
Shares/Principal
at June 30, 2020
Market Value
December 31,
2019
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Amortization(a)
($)
Change in
Unrealized
Appreciation/
(Depreciation)
($)
Market Value
June 30, 2020
($)
Dividend/
Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Financial
Services, Inc. 105,000 121,800 — — — 227 (5,256) 116,771 3,534 —
Amounts designated as "−" are zero or have been rounded to zero.
(a) Amortization is included in Dividend/Interest Income.

Index Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 153
Investment Transactions
For the six months ended June 30, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended June 30, 2020, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
Portfolio Investment Risks
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates
increase. Prices of longer-term securities generally change
more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial
portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are
Fund Purchases Sales
Bond Index $ 1,172,230,044 $ 1,235,636,479
International Index 125,905,591 106,890,661
Mid Cap Index 122,462,335 87,304,622
S&P 500 Index 54,256,534 144,772,281
Small Cap Index 65,067,445 45,837,166
Fund Purchases Sales
Bond Index $141,234,061 $240,399,283

154 - Notes to Financial Statements - June 30, 2020 (Unaudited) - Index Funds
collateralized by Government National Mortgage Association
Pass-Through Certificates (“ Ginnie Maes ”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes ”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
TBA Commitments
TBA commitments are forward agreements for the purchase
or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date.
The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When
entering into TBA commitments, the Fund may take possession
of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

Index Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 155
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom’s Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Finance Rate (SOFR) as the preferred alternative
to LIBOR. The SOFR committee has noted the stability of
the repurchase market on which the rate is based. New York
Federal Reserve began publication of the rate in April 2018.
Management is currently evaluating the implications of the
change and its impact on financial statement disclosures and reporting requirements.
Federal Tax Information
As of June 30, 2020, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Subsequent Events
The Trusts’ credit agreement has been renewed through July
8, 2021. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended
June 30, 2020 (discussed above under “Line of Credit and
Interfund Lending”).
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Coronavirus (COVID-19) Pandemic
The global spread of novel coronavirus disease (COVID-19)
was declared a pandemic by the World Health Organization.
This pandemic has resulted in significant disruptions to
economies and markets, adversely impacting individual
companies, sectors, industries, currencies, interest and
inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Given the increasing interdependence among global economies
and markets, the adverse economic effects of COVID-19 in
one country or region are increasingly likely to be felt in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions
in a timely manner and negatively impact the Funds' ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 2,258,402,368 $ 198,225,892 $ (1,355,896) $ 196,869,996
International Index 1,794,424,519 380,459,845 (310,261,418) 70,198,427
Mid Cap Index 1,118,711,785 300,103,557 (164,749,748) 135,353,809
S&P 500 Index 1,922,728,940 2,141,221,813 (164,461,200) 1,976,760,613
Small Cap Index 371,212,403 60,180,280 (61,809,291) (1,629,011)

156 - Supplemental Information - June 30, 2020 (Unaudited) - Index Funds
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”)
adopted Rule 22e-4 under the Investment Company Act of
1940 (the “Liquidity Rule”), which requires all open-end funds
(other than money market funds) to adopt and implement a
program reasonably designed to assess and manage the
fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without
significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance
Trust (the “Trust”) has adopted and implemented a liquidity
risk management program in accordance with the Liquidity
Rule (the “Program”). The Trust’s Board of Trustees (the
“Board”) has designated Nationwide Fund Management LLC
(“NFM”) as the Program Administrator for each Fund. NFM
has established a Liquidity Risk Management Committee (the
“LRMC”), composed of senior members from relevant groups
in the Nationwide organization, to manage the Program for
each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 10,
2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2018 through November 30,
2019. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

Index Funds - June 30, 2020 (Unaudited) - Management Information - 157
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 68 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
2
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 117
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lead from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.

158 - Management Information - June 30, 2020 (Unaudited) - Index Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012 117
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 117
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Chairman since
February 2005
117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
2
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 117
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Index Funds - June 30, 2020 (Unaudited) - Management Information - 159
1
Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

160 - Market Index Definitions - June 30, 2020 (Unaudited) - Index Funds
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:
An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the
International Monetary Fund.
Bloomberg Barclays Long Treasury Index:
An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years re maining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:
An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:
An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index:
An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-
backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass- throughs ), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index:
An unmanaged index that measures the performance
of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:
An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index:
An unmanaged index that measures the performance of the
non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
:
An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index:
A market value-weighted index comprising agency mortgage-backed pass-through securities of the Government National Mortgage Association ( Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US):
An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
):
An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index:
An unmanaged, market capitalization-weighted index that reflects the performance of the
North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged):
An unmanaged, market capitalization-weighted index that is
not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

Index Funds - June 30, 2020 (Unaudited) - Market Index Definitions - 161
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI):
An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited ("FTSE") © FTSE 2020. “FTSE
®
“ is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent .
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged):
An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index:
An unmanaged index made up of over 1,200 high yield bonds representing high-
yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index:
An unmanaged index that gives a broad look at how fixed-rate
U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index:
An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch
Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index:
An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index:
An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F):
A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy. The
Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval . © 2020,
JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes:
A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

162 - Market Index Definitions - June 30, 2020 (Unaudited) - Index Funds
Morningstar
®
Lifetime Moderate Income Index:
An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S.
investor who is at least ten years into retirement.
Morningstar
®
( Mstar ) Target Risk Indexes:
A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.
The Morningstar Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
The Morningstar Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.
Note about Morningstar Category™
The Morningstar Category™ is a proprietary Morningstar data point and is assigned based on the underlying securities in each portfolio.
Categories make it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds. A Fund is placed in a category based on its portfolio statistics and compositions over the previous three-year period. If a Fund is new and has no portfolio history, Morningstar assigns a temporary category. When necessary, Morningstar may change a category assignment based on recent changes to a Fund’s portfolio.
MSCI ACWI
®
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United
States.
MSCI ACWI
®
ex USA Growth:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by MSCI; excludes the United States.
MSCI EAFE
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI World ex USA Index
SM
:
 Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM) countries—
excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
MSCI World Index
SM
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Value Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI Emerging Markets
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Russell 1000
®
Growth Index:
An unmanaged index that measures the performance of the large-capitalization growth segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index:
An unmanaged index that measures the performance of the large-capitalization value segment of the U.S.
equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

Index Funds - June 30, 2020 (Unaudited) - Market Index Definitions - 163
Russell 2000
®
Growth Index:
An unmanaged index that measures the performance of the small-capitalization growth segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index:
An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index:
An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index:
A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell Midcap
®
Growth Index:
An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index:
An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S.
equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
S&P 500
®
Index:
An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index:
An index measuring performance of  treasury bonds in local currencies. The bonds are issued by developed market countries outside the  U.S.
S&P MidCap 400
®
(S&P 400) Index:
An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
:
An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Biotechnology Select Industry Index:
An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes:
A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus
11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-IDX (8/20)

Semiannual Report
June 30, 2020 (Unaudited)
Nationwide Variable Insurance Trust
40 Act Funds
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT U.S. 130/30 Equity Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.
gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2020

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 7
Statements of Investments 9
Statements of Assets and Liabilities 42
Statements of Operations 46
Statements of Changes in Net Assets 48
Financial Highlights 51
Notes to Financial Statements 55
Supplemental Information 70
Management Information 71
Market Index Definitions 74

40 Act Funds - June 30, 2020 (Unaudited) - Message to Investors - 1
Dear Investor,
During this time of unparalleled uncertainty, Nationwide
has remained steadfastly committed to protecting people,
businesses and futures with extraordinary care. We have
diligently sought to care for our associates, communities, and ultimately you, our investors. Equity markets experienced
an unprecedented period of volatility during the semi-annual reporting period from January 1, 2020 through June 30, 2020, as investors tried to make sense of the coronavirus outbreak and the resulting shuttering of the economy.
Economic growth collapsed through the reporting period as a
result of the shutdown, with a 5% decline in first quarter real gross domestic product (GDP), which is the weakest level since the 2008 financial crisis. Economists estimate that the second quarter contracted by a record 33% but anticipate rebounding in the second half of the year. Corporate profits have been
devastated with a decline of 14% in the first quarter and an expected decline of up to 45% in the second quarter. As the
economy begins an uneven reopening, tremendous uncertainty
surrounds the trajectory of the recovery and the long-term
economic damage created by the covid-19 pandemic.
The S&P 500 declined through the reporting period
despite aggressive mitigation efforts
Markets experienced extreme volatility during the reporting
period: the coronavirus outbreak caused the sharpest bear
market since the Great Depression and a subsequent impressive bounce in the second half of the period. The S&P 500
®
Index
(S&P 500) started the year with momentum from a strong 2019, hitting a record-high on February 19 and recording a year-to-
date return of 5.0%. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23. Since 1950, there have been five previous
occasions where the S&P 500 fell 30%, taking on average 297
trading days (roughly a year and 2 months). The quickest 30%
fall was in 1987 and took a mere 70 days. In comparison, this time the decline occurred within 20 days. Aggressive fiscal and monetary policy, teamed with the prospect for reopening the
economy, drove investor sentiment higher, with a 39% rally
through the period that began on January 1, 2020 and ended
June 30, 2020. Overall, for the six-month period from January
1, 2020 to June 30, 2020, the S&P 500 finished with a return of -3.1%. Fixed income returns were mostly higher, including a dramatic drop in interest rates, more than offsetting wider credit spreads.
International markets lagged domestic markets as they have for much of the past decade, with the MSCI EAFE
®
Index returning
-11.3% and the MSCI Emerging Markets
®
Index returning
-9.8%. The global pandemic and subsequent economic
shutdown had a broad impact, though the peak in many foreign countries caused a recent outperformance of international
indexes versus domestic indexes.
U.S. economic activity faces unprecedented challenges
from the outbreak, and lasting implications remain
unclear
While much of 2019 was characterized by near universal strong returns and low volatility for risk assets, this reversed sharply during this period as equities, commodities and spread-based bonds (bond types that are measured by the difference in their yield versus a Treasury yield, usually the 10-year Treasury)
declined. Growth stocks substantially outperformed value
stocks, and large-cap stocks beat small-cap stocks.
Fixed-income markets were higher, driven by a decline in
interest rates to historic lows. The Federal Reserve aggressively added stimulus to the economy, first by bringing the Federal
Funds target rate effectively to 0% by March 15, followed by an aggressive bond-buying program that expanded the balance
sheet from $2.9 trillion to $7.1 trillion through the end of the period. Federal Reserve Chair Powell has indicated that the
Fed will remain active in supporting the market and that there is no maximum to their balance sheet growth. Interest rates
collapsed across the curve through the period, with the 10-year
US Treasury yield falling from 1.92% to a record-low of 0.50%
as of March 9, 2020, before bouncing modestly to 0.65% by
June 30th. The 2-year yield dropped from 1.57% to 0.15%,
widening the spread between the two yields to 0.50%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is wise to remain vigilant and informed during periods of stress and avoid the temptation to react on emotions as investment decisions
driven by emotions often leads to suboptimal outcomes.
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. Thank you for your continued support and confidence.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - June 30, 2020 (Unaudited) - 40 Act Funds
Index
Annual Total Return
(as of June 30, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -0.43%
Bloomberg Barclays
Municipal Bond 2.08%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 2.88%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 17.05%
Bloomberg Barclays U.S.
Aggregate Bond 6.14%
Bloomberg Barclays U.S.
Corporate High Yield -3.80%
MSCI EAFE
®
-11.34%
MSCI Emerging Markets
®
-9.78%
MSCI ACWI ex USA -11.00%
Russell 1000
®
Growth 9.81%
Russell 1000
®
Value -16.26%
Russell 2000
®
-12.98%
S&P 500
®
-3.08%
Source: Morningstar

NVIT GS International Equity Insights Fund - June 30, 2020 - Fund Overview - 3
Asset Allocation
1
Common Stocks 97.5%
Repurchase Agreements 1.4%
Rights
†
0.0%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 1.1%
100.0%
Top Industries
2
Pharmaceuticals 12.6%
Metals & Mining 6.6%
Food Products 5.6%
Semiconductors & Semiconductor Equipment 5.3%
Capital Markets 4.6%
Banks 3.8%
IT Services 3.7%
Insurance 3.5%
Electrical Equipment 3.5%
Food & Staples Retailing 3.0%
Other Industries
#
47.8%
100.0%
Top Holdings
2
Nestle SA (Registered) 2.6%
Roche Holding AG 2.4%
ASML Holding NV 1.9%
Novartis AG (Registered) 1.7%
Novo Nordisk A/S, Class B 1.5%
Schneider Electric SE 1.4%
Sanofi 1.3%
London Stock Exchange Group plc 1.1%
British American Tobacco plc 1.0%
Fujitsu Ltd. 1.1%
Other Holdings
#
84.0%
100.0%
Top Countries
2
Japan 26.4%
United Kingdom 11.5%
Switzerland 11.3%
France 9.5%
Australia 9.5%
Germany 6.1%
Netherlands 5.1%
Sweden 4.4%
Italy 3.8%
Denmark 2.5%
Other Countries
#
9.9%
100.0%
† Amount rounds to less than 0.1%.
# For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1 Percentages indicated are based upon net assets as of June 30, 2020.
2 Percentages indicated are based upon total investments as of June 30, 2020.

4 - Fund Overview - June 30, 2020 - NVIT GS Large Cap Equity Insights Fund
Asset Allocation
1
Common Stocks 99.2%
Repurchase Agreements 0.4%
Other assets in excess of liabilities 0.4%
100.0%
Top Industries
2
Software 7.8%
Internet & Direct Marketing Retail 6.6%
IT Services 6.4%
Technology Hardware, Storage & Peripherals 6.3%
Interactive Media & Services 6.1%
Equity Real Estate Investment Trusts (REITs) 5.5%
Banks 4.6%
Biotechnology 4.5%
Semiconductors & Semiconductor Equipment 3.3%
Health Care Providers & Services 3.0%
Other Industries
#
45.9%
100.0%
Top Holdings
2
Apple, Inc. 6.3%
Amazon.com, Inc. 5.1%
Microsoft Corp. 4.6%
Alphabet, Inc., Class A 3.9%
Facebook, Inc., Class A 2.1%
PayPal Holdings, Inc. 1.7%
Costco Wholesale Corp. 1.4%
Procter & Gamble Co. (The) 1.4%
Union Pacific Corp. 1.3%
Citigroup, Inc. 1.4%
Other Holdings
#
70.8%
100.0%
# For purposes of listing top industries and top holdings, the repurchase agreements are included as part of
Other.
1 Percentages indicated are based upon net assets as of June 30, 2020.
2 Percentages indicated are based upon total investments as of June 30, 2020.

NVIT GS Small Cap Equity Insights Fund - June 30, 2020 - Fund Overview - 5
Asset Allocation
1
Common Stocks 97.4%
Repurchase Agreements 6.1%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (3.5)%
100.0%
Top Industries
2
Biotechnology 9.8%
Banks 7.6%
Equity Real Estate Investment Trusts (REITs) 6.8%
Software 4.8%
Insurance 3.3%
Electronic Equipment, Instruments & Components 3.3%
Pharmaceuticals 3.1%
Specialty Retail 2.8%
Machinery 2.8%
Semiconductors & Semiconductor Equipment 2.7%
Other Industries
#
53.0%
100.0%
Top Holdings
2
Wingstop , Inc. 0.8%
Perspecta , Inc. 0.8%
BJ's Wholesale Club Holdings, Inc. 0.7%
Box, Inc., Class A 0.7%
Simpson Manufacturing Co., Inc. 0.7%
Medpace Holdings, Inc. 0.7%
QTS Realty Trust, Inc., Class A 0.7%
Louisiana-Pacific Corp. 0.7%
Sabra Health Care REIT, Inc. 0.7%
Cogent Communications Holdings, Inc. 0.7%
Other Holdings
#
92.8%
100.0%
# For purposes of listing top industries and top holdings, the repurchase agreements are included as part of
Other.
† Amount rounds to less than 0.1%.
1 Percentages indicated are based upon net assets as of June 30, 2020.
2 Percentages indicated are based upon total investments as of June 30, 2020.

6 - Fund Overview - June 30, 2020 - NVIT U.S. 130/30 Equity Fund
Asset Allocation
1
Common Stocks 98.6%
Total Return Swaps
†
(0.0)%
Other assets in excess of liabilities 1.4%
100.0%
Top Industries
2
Software 11.5%
Technology Hardware, Storage & Peripherals 9.0%
Health Care Providers & Services 7.4%
Capital Markets 5.2%
Interactive Media & Services 5.1%
Insurance 4.4%
Hotels, Restaurants & Leisure 4.2%
Internet & Direct Marketing Retail 4.1%
Oil, Gas & Consumable Fuels 4.0%
Biotechnology 3.9%
Other Industries 41.2%
100.0%
Top Holdings
2
Microsoft Corp. 7.7%
Alphabet, Inc., Class C 5.0%
Amazon.com, Inc. 4.1%
Apple, Inc. 3.8%
QUALCOMM, Inc. 2.0%
Gilead Sciences, Inc. 1.9%
Humana, Inc. 1.9%
Starbucks Corp. 1.9%
Anthem, Inc. 1.8%
Intercontinental Exchange, Inc. 1.7%
Other Holdings 68.2%
100.0%
† Amount rounds to less than 0.1%.
1 Percentages indicated are based upon net assets as of June 30, 2020.
2 Percentages indicated are based upon total investments as of June 30, 2020.

40 Act Funds - June 30, 2020 (Unaudited) - Shareholder Expense Examples - 7
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (January 1, 2020)
and continued to hold your shares at the end of the reporting period (June 30, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from January 1, 2020 through June 30, 2020. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from January 1, 2020 through June 30, 2020. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/20
Ending Account
Value($) 6/30/20
Expenses Paid
During Period ($)
1/1/20 - 6/30/20
Expense Ratio
During Period (%)
1/1/20 - 6/30/20
(a)
NVIT GS International Equity Insights Fund
Class Y Shares
Actual
(b)
1,000.00 866.10 3.57 0.77
Hypothetical
(b)(c)
1,000.00 1,021.03 3.87 0.77
NVIT GS Large Cap Equity Insight Fund
Class Y Shares
Actual
(b)
1,000.00 977.40 2.85 0.58
Hypothetical
(b)(c)
1,000.00 1,021.98 2.92 0.58
NVIT GS Small Cap Equity Insights Fund
Class Y Shares
Actual
(b)
1,000.00 835.40 3.92 0.86
Hypothetical
(b)(c)
1,000.00 1,020.59 4.32 0.86

8 - Shareholder Expense Examples - June 30, 2020 (Unaudited) - 40 Act Funds
Beginning Account
Value($) 1/1/20
Ending Account
Value($) 6/30/20
Expenses Paid
During Period ($)
1/1/20 - 6/30/20
Expense Ratio
During Period (%)
1/1/20 - 6/30/20
(a)
NVIT U.S. 130/30 Equity Fund
Class Y Shares
Actual
(b)
1,000.00 956.10 4.04 0.83
Hypothetical
(b)(c)
1,000.00 1,020.74 4.17 0.83
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2020 through June 30, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

NVIT GS International Equity Insights Fund - June 30, 2020 (Unaudited) - Statement of Investments - 9
Common Stocks 97.5%
Shares Value ($)
AUSTRALIA 9.4%
Banks 0.2%
Commonwealth Bank of
Australia 49,436 2,380,811
Biotechnology 0.5%
CSL Ltd. 37,960 7,525,684
Capital Markets 1.3%
ASX Ltd. 168,514 9,957,654
Magellan Financial Group Ltd. 189,872 7,728,392
17,686,046
Commercial Services & Supplies 0.3%
Brambles Ltd. 626,815 4,715,439
Equity Real Estate Investment Trusts (REITs) 0.3%
Goodman Group 359,940 3,704,421
Health Care Providers & Services 0.1%
Sonic Healthcare Ltd. 82,115 1,733,535
Metals & Mining 5.1%
BHP Group Ltd. 308,823 7,663,991
BHP Group plc 707,768 14,530,238
Evolution Mining Ltd. 2,051,223 8,200,387
Fortescue Metals Group Ltd. 1,241,579 11,913,209
IGO Ltd. 212,448 717,063
Newcrest Mining Ltd. 69,287 1,544,771
Regis Resources Ltd. 428,613 1,576,284
Rio Tinto Ltd. 176,304 11,954,865
Rio Tinto plc, ADR (a) 239,215 13,439,099
71,539,907
Multiline Retail 0.6%
Harvey Norman Holdings Ltd. 209,879 517,382
Wesfarmers Ltd. 258,177 8,018,899
8,536,281
Oil, Gas & Consumable Fuels 0.6%
Beach Energy Ltd. 1,623,531 1,714,207
Santos Ltd. 1,721,911 6,331,314
Woodside Petroleum Ltd. 24,618 369,976
8,415,497
Road & Rail 0.4%
Aurizon Holdings Ltd. 1,556,023 5,297,840
131,535,461
AUSTRIA 0.1%
Oil, Gas & Consumable Fuels 0.1%
OMV AG * 62,733 2,094,501
BELGIUM 0.9%
Biotechnology 0.6%
Galapagos NV * 41,465 8,139,952
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA 8,937 748,814
Equity Real Estate Investment Trusts (REITs) 0.0%
†
Warehouses De Pauw CVA,
CVA 9,686 264,112
Pharmaceuticals 0.2%
UCB SA 25,990 3,008,314
12,161,192
Common Stocks
Shares Value ($)
CAMBODIA 0.2%
Hotels, Restaurants & Leisure 0.2%
NagaCorp Ltd. 2,138,000 2,490,615
CHINA 0.6%
Food Products 0.5%
Tingyi Cayman Islands
Holding Corp. (a) 1,380,000 2,138,680
Uni-President China Holdings
Ltd. 167,000 167,325
Wilmar International Ltd. 1,226,900 3,613,592
5,919,597
Gas Utilities 0.0%
†
ENN Energy Holdings Ltd. 56,100 630,068
Industrial Conglomerates 0.1%
Fosun International Ltd. 1,060,000 1,346,087
7,895,752
DENMARK 2.5%
Chemicals 0.2%
Novozymes A/S, Class B 42,771 2,471,701
Electrical Equipment 0.8%
Vestas Wind Systems A/S 104,869 10,670,956
Pharmaceuticals 1.5%
Novo Nordisk A/S, Class B 342,028 22,133,036
35,275,693
FINLAND 0.3%
Food & Staples Retailing 0.1%
Kesko OYJ, Class B 47,392 809,753
Oil, Gas & Consumable Fuels 0.2%
Neste OYJ 76,315 2,980,460
3,790,213
FRANCE 9.4%
Aerospace & Defense 0.2%
Safran SA * 31,980 3,199,032
Auto Components 0.1%
Cie Generale des
Etablissements Michelin
SCA (a) 8,937 925,840
Banks 0.7%
BNP Paribas SA * 182,481 7,234,113
Credit Agricole SA * 237,138 2,239,947
9,474,060
Construction & Engineering 0.3%
Bouygues SA * 67,113 2,289,354
Eiffage SA * 25,137 2,295,175
4,584,529
Electrical Equipment 2.2%
Legrand SA 157,239 11,930,982
Schneider Electric SE 170,726 18,928,002
30,858,984
Entertainment 0.5%
Vivendi SA 264,095 6,769,066
Equity Real Estate Investment Trusts (REITs) 0.2%
Gecina SA 19,553 2,413,676
Food Products 0.9%
Danone SA 179,628 12,412,568

10 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
FRANCE
Insurance 0.0%
†
SCOR SE * 16,583 453,837
IT Services 0.7%
Capgemini SE (a) 90,703 10,375,566
Life Sciences Tools & Services 0.5%
Sartorius Stedim Biotech 29,977 7,566,611
Media 0.3%
Publicis Groupe SA 115,619 3,737,588
Oil, Gas & Consumable Fuels 0.3%
TOTAL SA (a) 106,464 4,055,172
Pharmaceuticals 1.3%
Sanofi 181,568 18,472,556
Professional Services 0.1%
Teleperformance * 2,972 753,473
Textiles, Apparel & Luxury Goods 1.0%
Hermes International 12,830 10,708,214
LVMH Moet Hennessy Louis
Vuitton SE 8,583 3,759,345
14,467,559
Trading Companies & Distributors 0.1%
Rexel SA 96,397 1,100,182
131,620,299
GERMANY 6.0%
Air Freight & Logistics 1.1%
Deutsche Post AG
(Registered) 420,467 15,338,498
Auto Components 0.5%
Continental AG 16,187 1,581,061
Schaeffler AG (Preference) 668,723 5,006,379
6,587,440
Biotechnology 0.0%
†
MorphoSys AG * 2,078 262,483
Capital Markets 1.0%
Deutsche Boerse AG 83,550 15,101,575
DWS Group GmbH & Co.
KGaA Reg. S *(b) 10,292 373,257
15,474,832
Chemicals 0.1%
Evonik Industries AG 46,889 1,187,849
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG
(Registered) 307,368 5,141,469
Household Products 0.5%
Henkel AG & Co. KGaA
(Preference) 69,978 6,505,519
Insurance 0.7%
Allianz SE (Registered) 46,921 9,570,652
Talanx AG 6,463 239,851
9,810,503
Interactive Media & Services 0.5%
New Work SE 760 232,683
Scout24 AG Reg. S (b) 80,114 6,226,879
6,459,562
Common Stocks
Shares Value ($)
GERMANY
Internet & Direct Marketing Retail 0.3%
HelloFresh SE * 60,467 3,210,147
Rocket Internet SE Reg. S
*(b) 39,642 851,757
4,061,904
IT Services 0.3%
Bechtle AG 14,642 2,573,868
CANCOM SE * 43,881 2,324,740
4,898,608
Metals & Mining 0.0%
†
Aurubis AG 7,060 434,890
Semiconductors & Semiconductor Equipment 0.1%
Siltronic AG 14,838 1,511,503
Software 0.3%
Nemetschek SE 52,700 3,615,857
Software AG 9,452 381,053
3,996,910
Specialty Retail 0.2%
Fielmann AG 35,303 2,373,436
Wireless Telecommunication Services 0.0%
†
1&1 Drillisch AG 25,795 667,479
84,712,885
HONG KONG 1.2%
Auto Components 0.0%
†
Xinyi Glass Holdings Ltd. (a) 530,000 651,880
Capital Markets 0.4%
Hong Kong Exchanges &
Clearing Ltd. 104,500 4,453,653
Electric Utilities 0.2%
CLP Holdings Ltd. 328,000 3,212,021
Equity Real Estate Investment Trusts (REITs) 0.0%
†
Link REIT 52,100 425,125
Food Products 0.2%
WH Group Ltd. Reg. S (b) 3,253,000 2,791,678
Household Durables 0.0%
†
Man Wah Holdings Ltd. 189,600 181,490
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 24,800 1,036,381
Real Estate Management & Development 0.3%
CK Asset Holdings Ltd. 205,000 1,219,026
Sun Hung Kai Properties Ltd. 187,000 2,383,164
3,602,190
Textiles, Apparel & Luxury Goods 0.0%
†
Yue Yuen Industrial Holdings
Ltd. 90,500 138,313
16,492,731
IRELAND 0.0%
†
Containers & Packaging 0.0%
†
Smurfit Kappa Group plc 5,123 170,958
ISRAEL 0.2%
Diversified Financial Services 0.2%
Plus500 Ltd. 188,163 3,064,625

NVIT GS International Equity Insights Fund - June 30, 2020 (Unaudited) - Statement of Investments - 11
Common Stocks
Shares Value ($)
ITALY 3.8%
Automobiles 0.6%
Ferrari NV 52,180 8,891,211
Banks 0.9%
Intesa Sanpaolo SpA * 6,224,324 11,890,714
Capital Markets 0.3%
Azimut Holding SpA 137,174 2,339,708
Banca Generali SpA 58,925 1,762,445
4,102,153
Electric Utilities 1.0%
Enel SpA 1,506,281 12,976,874
Electrical Equipment 0.3%
Prysmian SpA 181,869 4,207,117
Health Care Equipment & Supplies 0.2%
DiaSorin SpA 17,131 3,276,964
Insurance 0.5%
Poste Italiane SpA Reg. S (b) 861,018 7,476,387
52,821,420
JAPAN 26.2%
Auto Components 0.1%
Sumitomo Electric Industries
Ltd. 92,000 1,058,196
Automobiles 0.9%
Honda Motor Co. Ltd. 58,100 1,485,371
Isuzu Motors Ltd. 37,700 340,443
Mazda Motor Corp. 346,800 2,079,361
Nissan Motor Co. Ltd. 190,900 707,081
Subaru Corp. 355,800 7,399,251
Yamaha Motor Co. Ltd. 40,300 631,418
12,642,925
Banks 0.4%
Mizuho Financial Group, Inc. 2,904,500 3,561,722
Sumitomo Mitsui Trust
Holdings, Inc. 48,600 1,363,981
4,925,703
Building Products 0.4%
LIXIL Group Corp. 397,900 5,560,707
Chemicals 0.3%
Asahi Kasei Corp. 80,400 653,215
Denka Co. Ltd. 48,700 1,191,355
Kaneka Corp. 14,000 363,710
Nippon Kayaku Co. Ltd. 55,300 577,201
Nitto Denko Corp. 5,300 299,903
Teijin Ltd. 67,700 1,076,008
4,161,392
Commercial Services & Supplies 1.6%
Dai Nippon Printing Co. Ltd. 390,900 8,953,208
Secom Co. Ltd. 79,300 6,928,451
Toppan Printing Co. Ltd. 427,700 7,129,981
23,011,640
Construction Materials 0.0%
†
Taiheiyo Cement Corp. 10,300 238,187
Containers & Packaging 0.0%
†
Toyo Seikan Group Holdings
Ltd. 30,900 348,655
Common Stocks
Shares Value ($)
JAPAN
Distributors 0.0%
†
Doshisha Co. Ltd. 26,200 396,118
Diversified Consumer Services 0.1%
Benesse Holdings, Inc. 66,400 1,785,585
Diversified Financial Services 0.8%
ORIX Corp. 793,000 9,777,948
Zenkoku Hosho Co. Ltd. 21,700 815,530
10,593,478
Diversified Telecommunication Services 0.5%
Nippon Telegraph &
Telephone Corp. 282,600 6,578,982
Electric Utilities 0.2%
Chubu Electric Power Co.,
Inc. (a) 226,400 2,847,722
Electronic Equipment, Instruments & Components 0.6%
Hitachi Ltd. 166,100 5,243,683
Ibiden Co. Ltd. 56,100 1,637,177
Macnica Fuji Electronics
Holdings, Inc. 58,100 843,859
7,724,719
Entertainment 1.5%
DeNA Co. Ltd. 297,200 3,703,733
Konami Holdings Corp. 258,500 8,610,973
Nexon Co. Ltd. 177,600 4,011,225
Nintendo Co. Ltd. 8,000 3,559,720
Square Enix Holdings Co.
Ltd. 27,300 1,376,879
21,262,530
Equity Real Estate Investment Trusts (REITs) 0.0%
†
Japan Retail Fund Investment
Corp. 376 469,504
Food & Staples Retailing 1.9%
Arcs Co. Ltd. 9,100 182,836
Cawachi Ltd. 12,600 324,429
Create SD Holdings Co. Ltd.
(a) 24,900 771,915
FamilyMart Co. Ltd. 36,400 624,659
Matsumotokiyoshi Holdings
Co. Ltd. (a) 203,600 7,374,221
Qol Holdings Co. Ltd. 19,800 207,533
Seven & i Holdings Co. Ltd. 334,100 10,903,001
Sugi Holdings Co. Ltd. 21,300 1,440,881
Sundrug Co. Ltd. 103,200 3,409,813
Valor Holdings Co. Ltd. 24,300 473,476
Welcia Holdings Co. Ltd. 19,000 1,531,843
27,244,607
Food Products 0.6%
Fuji Oil Holdings, Inc. (a) 73,600 1,900,150
MEIJI Holdings Co. Ltd. 66,200 5,264,395
Nisshin Oillio Group Ltd.
(The) 50,700 1,581,054
8,745,599
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 79,200 1,562,368
Health Care Providers & Services 0.0%
†
Ship Healthcare Holdings,
Inc. 10,200 426,669

12 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
JAPAN
Household Durables 0.6%
Casio Computer Co. Ltd. 21,500 373,114
Nikon Corp. (a) 539,100 4,511,182
Panasonic Corp. 266,600 2,324,010
Sekisui Chemical Co. Ltd. 88,100 1,260,121
8,468,427
Insurance 0.0%
†
T&D Holdings, Inc. 34,200 292,376
Interactive Media & Services 0.2%
Z Holdings Corp. 661,000 3,225,811
Internet & Direct Marketing Retail 0.2%
ASKUL Corp. 24,000 768,038
Rakuten, Inc. 179,900 1,582,026
2,350,064
IT Services 2.5%
DTS Corp. 45,800 944,718
Fujitsu Ltd. 132,000 15,451,143
JBCC Holdings, Inc. (a) 15,600 215,886
Nomura Research Institute
Ltd. 248,600 6,783,397
NTT Data Corp. 124,200 1,381,937
Otsuka Corp. 10,600 558,317
TIS, Inc. 435,000 9,251,993
Transcosmos, Inc. 42,200 975,468
35,562,859
Leisure Products 0.7%
Bandai Namco Holdings, Inc. 19,500 1,024,844
Furyu Corp. 21,500 206,331
Sankyo Co. Ltd. 82,100 1,983,879
Sega Sammy Holdings, Inc. 523,700 6,265,344
9,480,398
Life Sciences Tools & Services 0.0%
†
EPS Holdings, Inc. 33,200 317,485
Machinery 0.1%
Glory Ltd. 14,600 331,790
Noritake Co. Ltd. 12,300 401,469
733,259
Marine 0.4%
Nippon Yusen KK 387,700 5,455,008
Media 0.4%
Dentsu Group, Inc. (a) 213,800 5,071,393
Metals & Mining 0.3%
Dowa Holdings Co. Ltd. (a) 33,300 1,010,169
Mitsubishi Materials Corp. 43,900 926,475
Nippon Light Metal Holdings
Co. Ltd. 333,000 580,782
Sumitomo Metal Mining Co.
Ltd. 57,900 1,616,670
4,134,096
Pharmaceuticals 4.8%
Astellas Pharma, Inc. 804,900 13,398,872
Chugai Pharmaceutical Co.
Ltd. (a) 134,100 7,168,594
Kaken Pharmaceutical Co.
Ltd. 6,900 352,607
Ono Pharmaceutical Co. Ltd. 154,400 4,491,089
Otsuka Holdings Co. Ltd. 270,600 11,793,819
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Santen Pharmaceutical Co.
Ltd. 120,700 2,218,763
Sawai Pharmaceutical Co.
Ltd. 9,600 492,956
Shionogi & Co. Ltd. 181,600 11,368,056
Takeda Pharmaceutical Co.
Ltd. 394,500 14,079,965
65,364,721
Real Estate Management & Development 0.5%
Daito Trust Construction Co.
Ltd. 16,200 1,488,459
Daiwa House Industry Co.
Ltd. 131,000 3,089,718
Open House Co. Ltd. 58,300 1,997,140
6,575,317
Road & Rail 0.2%
Hitachi Transport System Ltd. 18,600 496,811
Nikkon Holdings Co. Ltd. 32,200 640,379
Seino Holdings Co. Ltd. 90,400 1,181,735
2,318,925
Semiconductors & Semiconductor Equipment 1.1%
Megachips Corp. 10,600 205,181
Tokyo Electron Ltd. 48,500 11,902,490
Tokyo Seimitsu Co. Ltd. 76,000 2,426,829
Yamaichi Electronics Co. Ltd. 83,600 1,089,564
15,624,064
Specialty Retail 1.3%
Autobacs Seven Co. Ltd. 77,400 974,674
DCM Holdings Co. Ltd. 90,300 1,036,142
Hikari Tsushin, Inc. 3,300 751,540
Nitori Holdings Co. Ltd. 47,600 9,322,713
Shimachu Co. Ltd. 35,900 995,579
Yamada Denki Co. Ltd. 1,001,400 4,967,528
18,048,176
Technology Hardware, Storage & Peripherals 0.5%
FUJIFILM Holdings Corp. 156,700 6,704,989
Tobacco 0.0%
†
Japan Tobacco, Inc. (a) 30,100 558,471
Trading Companies & Distributors 0.1%
Nagase & Co. Ltd. 51,600 642,787
Sumitomo Corp. 80,200 918,423
1,561,210
Transportation Infrastructure 0.1%
Kamigumi Co. Ltd. 65,600 1,286,563
Wireless Telecommunication Services 2.2%
KDDI Corp. 292,900 8,781,979
NTT DOCOMO, Inc. 252,500 6,735,802
Softbank Corp. 478,000 6,084,141
SoftBank Group Corp. 190,300 9,588,795
31,190,717
365,909,615
LUXEMBOURG 0.2%
Life Sciences Tools & Services 0.2%
Eurofins Scientific SE *(a) 4,257 2,668,732

NVIT GS International Equity Insights Fund - June 30, 2020 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
MACAU 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
Galaxy Entertainment Group
Ltd. 71,000 482,080
NETHERLANDS 5.0%
Capital Markets 0.0%
†
Euronext NV Reg. S (b) 4,906 491,319
Chemicals 0.5%
Koninklijke DSM NV (a) 50,077 6,921,790
Electrical Equipment 0.1%
Signify NV Reg. S *(b) 28,849 744,020
Food & Staples Retailing 0.9%
Koninklijke Ahold Delhaize
NV 439,671 11,972,816
Oil, Gas & Consumable Fuels 0.1%
Royal Dutch Shell plc, Class
A (a) 90,298 1,457,820
Royal Dutch Shell plc, Class
B, ADR 15,571 474,137
1,931,957
Professional Services 0.8%
Wolters Kluwer NV 136,244 10,628,443
Semiconductors & Semiconductor Equipment 2.6%
ASM International NV 73,913 11,399,434
ASML Holding NV 71,951 26,375,680
37,775,114
70,465,459
NEW ZEALAND 0.1%
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 90,945 2,103,113
NORWAY 1.6%
Banks 0.6%
DNB ASA 641,566 8,488,770
Chemicals 0.3%
Yara International ASA 124,632 4,330,148
Food Products 0.7%
Leroy Seafood Group ASA (a) 324,034 1,946,864
Orkla ASA 567,006 4,970,027
Salmar ASA * 55,138 2,633,293
9,550,184
Multiline Retail 0.0%
†
Europris ASA Reg. S (b) 122,590 592,306
22,961,408
SINGAPORE 0.9%
Banks 0.5%
DBS Group Holdings Ltd. 506,900 7,582,475
Capital Markets 0.4%
Singapore Exchange Ltd. 902,700 5,417,178
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 544,700 297,839
13,297,492
Common Stocks
Shares Value ($)
SOUTH AFRICA 0.8%
Metals & Mining 0.8%
Anglo American plc 502,173 11,607,717
SPAIN 1.2%
Banks 0.3%
Banco Santander SA 1,514,331 3,692,711
Construction & Engineering 0.6%
ACS Actividades de
Construccion y Servicios
SA 332,690 8,370,366
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg. S
(a)(b) 77,768 4,733,195
16,796,272
SWEDEN 4.3%
Diversified Financial Services 1.1%
Investor AB, Class A (a) 7,118 371,680
Investor AB, Class B (a) 208,628 10,993,022
Kinnevik AB, Class B 125,368 3,292,753
14,657,455
Health Care Equipment & Supplies 0.0%
†
Getinge AB, Class B 8,595 159,300
Hotels, Restaurants & Leisure 0.2%
Evolution Gaming Group AB
Reg. S (b) 44,205 2,632,735
Household Durables 0.2%
Electrolux AB Series B 181,618 3,031,898
Household Products 0.8%
Essity AB, Class B * 348,191 11,241,086
Machinery 1.0%
Sandvik AB * 524,526 9,783,287
SKF AB, Class B 47,172 875,219
Volvo AB, Class B * 255,724 3,997,348
14,655,854
Metals & Mining 0.3%
Boliden AB 210,236 4,775,071
Tobacco 0.7%
Swedish Match AB 133,222 9,354,156
60,507,555
SWITZERLAND 11.1%
Food Products 2.5%
Nestle SA (Registered) 323,870 35,779,600
Health Care Equipment & Supplies 0.6%
Sonova Holding AG
(Registered) * 40,567 8,089,148
Insurance 1.6%
Swiss Life Holding AG
(Registered) 22,803 8,433,026
Zurich Insurance Group AG 41,562 14,636,793
23,069,819
Life Sciences Tools & Services 1.3%
Bachem Holding AG
(Registered), Class B (a) 4,237 1,112,234
Lonza Group AG (Registered) 24,762 13,056,855

14 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
SWITZERLAND
Life Sciences Tools & Services
Tecan Group AG (Registered) 12,794 4,526,461
18,695,550
Machinery 0.0%
†
VAT Group AG Reg. S *(a)(b) 2,048 373,383
Pharmaceuticals 4.4%
Novartis AG (Registered) 268,478 23,328,231
Roche Holding AG 105,802 36,619,286
59,947,517
Semiconductors & Semiconductor Equipment 0.7%
STMicroelectronics NV 383,948 10,426,999
156,382,016
UNITED KINGDOM 11.5%
Banks 0.1%
HSBC Holdings plc 212,580 995,015
Lloyds Banking Group plc 931,229 359,238
1,354,253
Beverages 0.6%
Diageo plc 273,473 9,077,646
Capital Markets 1.2%
3i Group plc 38,594 397,491
London Stock Exchange
Group plc 150,970 15,616,917
Man Group plc 758,708 1,226,630
17,241,038
Commercial Services & Supplies 0.2%
Rentokil Initial plc 451,605 2,847,869
Communications Equipment 0.1%
Spirent Communications plc 289,743 864,091
Distributors 0.1%
Inchcape plc 229,511 1,392,224
Diversified Telecommunication Services 0.3%
BT Group plc 2,943,027 4,153,772
Electric Utilities 0.7%
SSE plc 559,747 9,450,750
Electronic Equipment, Instruments & Components 0.0%
†
Halma plc 8,714 248,336
Equity Real Estate Investment Trusts (REITs) 0.3%
Great Portland Estates plc 194,695 1,523,507
Segro plc 243,829 2,701,006
4,224,513
Hotels, Restaurants & Leisure 0.0%
†
Greggs plc (a) 20,436 409,785
Household Durables 0.6%
Barratt Developments plc 615,092 3,773,024
Taylor Wimpey plc 1,888,037 3,330,855
Vistry Group plc 123,814 1,088,834
8,192,713
Household Products 0.5%
Reckitt Benckiser Group plc 79,972 7,359,702
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 396,500 2,541,775
Insurance 0.6%
Aviva plc 1,856,804 6,283,666
Common Stocks
Shares Value ($)
UNITED KINGDOM
Insurance
Legal & General Group plc 611,080 1,668,725
7,952,391
Internet & Direct Marketing Retail 0.4%
boohoo Group plc * 1,017,400 5,185,720
Moneysupermarket.com
Group plc 233,367 934,797
6,120,517
Leisure Products 0.1%
Games Workshop Group plc 7,240 718,382
Paper & Forest Products 0.1%
Mondi plc 68,427 1,278,614
Personal Products 0.4%
Unilever plc, ADR (a) 112,099 6,151,993
Pharmaceuticals 0.7%
AstraZeneca plc, ADR 197,750 10,458,998
Professional Services 1.8%
Experian plc 323,493 11,283,142
RELX plc 553,983 12,822,083
24,105,225
Semiconductors & Semiconductor Equipment 0.6%
Dialog Semiconductor plc * 171,628 7,822,371
Tobacco 1.9%
British American Tobacco plc 406,348 15,612,471
Imperial Brands plc 488,220 9,297,240
24,909,711
Wireless Telecommunication Services 0.0%
†
Vodafone Group plc, ADR (a) 30,127 480,224
159,356,893
UNITED STATES 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
Carnival plc, ADR (a) 47,880 602,330
Total Common Stocks
(cost $1,353,778,845) 1,367,267,027
Rights 0.0%
†
Number of
Rights
SPAIN 0.0%
†
Construction & Engineering 0.0%
†
ACS Actividades de
Construccion y Servicios
SA, expiring 07/07/20*(a) 332,690 518,990
Total Rights
(cost $523,846) 518,990

NVIT GS International Equity Insights Fund - June 30, 2020 (Unaudited) - Statement of Investments - 15
Repurchase Agreements 1.4%
Principal
Amount ($) Value ($)
Bank of America NA,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $2,285,208,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $2,330,906.
(c)(d) 2,285,202 2,285,202
BofA Securities, Inc.,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $2,000,005,
collateralized by U.S.
Government Agency
Securities, 0.15%,
maturing 12/14/2020;
total market value
$2,040,189.(c)(d) 2,000,000 2,000,000
NatWest Markets
Securities, Inc., 0.08%,
dated 6/30/2020, due
7/7/2020, repurchase
price $7,000,109,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042;
total market value
$7,140,019.(c)(d) 7,000,000 7,000,000
Nomura Securities
International, Inc., 0.07%,
dated 6/30/2020, due
7/1/2020, repurchase
price $8,000,016,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 2.50%, maturing
8/31/2021 - 5/15/2050;
total market value
$8,160,000.(c)(d) 8,000,000 8,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 0.14%,
dated 6/30/2020, due
7/1/2020, repurchase
price $1,000,004,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
7/23/2020 - 12/20/2069;
total market value
$1,020,000.(c)(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $20,285,202) 20,285,202
Total Investments
(cost $1,374,587,893)   — 98.9% 1,388,071,219
Other assets in excess of liabilities — 1.1% 15,590,632
NET ASSETS — 100.0%
$ 1,403,661,851
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $52,213,142, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $20,285,202 and by $39,746,652 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.75%, and maturity dates ranging
from 7/2/2020 – 2/15/2050, a total value of $60,031,854.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at June 30, 2020 was
$27,286,916 which represents 1.94% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $20,285,202.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

16 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT GS International Equity Insights Fund
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Hang Seng Index 7 7/2020 HKD 1,094,955 10,186
MSCI Singapore Index 17 7/2020 SGD 360,896 (5,839)
EURO STOXX 50 Index 363 9/2020 EUR 13,144,378 358,325
FTSE 100 Index 61 9/2020 GBP 4,646,594 33,431
SPI 200 Index 20 9/2020 AUD 2,033,035 22,556
TOPIX Index 47 9/2020 JPY 6,783,931 (128,965)
289,694
At June 30, 2020, the Fund had $3,394,356 segregated as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
SGD Singapore Dollar
The accompanying notes are an integral part of these financial statements.

NVIT GS Large Cap Equity Insights Fund - June 30, 2020 (Unaudited) - Statement of Investments - 17
Common Stocks 99.2%
Shares Value ($)
Aerospace & Defense 1.4%
Hexcel Corp.(a) 49,017 2,216,549
Lockheed Martin Corp. 61,938 22,602,415
Raytheon Technologies Corp. 58,712 3,617,833
Teledyne Technologies, Inc.* 24,361 7,575,053
36,011,850
Airlines 0.3%
Copa Holdings SA, Class A(a) 47,189 2,385,876
Southwest Airlines Co. 134,471 4,596,219
6,982,095
Auto Components 0.0%
†
Lear Corp. 4,323 471,293
Automobiles 0.4%
General Motors Co. 355,786 9,001,386
Banks 4.6%
Bank of America Corp. Reg. S 1,352,187 32,114,441
Citigroup, Inc. 655,403 33,491,093
Citizens Financial Group, Inc. 273,188 6,895,265
East West Bancorp, Inc. 19,844 719,147
First Hawaiian, Inc. 147,987 2,551,296
JPMorgan Chase & Co. 9,889 930,159
Popular, Inc. 79,630 2,959,847
Prosperity Bancshares, Inc. 5,036 299,038
Signature Bank 42,677 4,563,025
SVB Financial Group* 23,023 4,962,147
US Bancorp 148,614 5,471,968
Wells Fargo & Co. 666,854 17,071,462
Western Alliance Bancorp(a) 92,291 3,495,060
115,523,948
Beverages 1.2%
Constellation Brands, Inc.,
Class A 11,768 2,058,812
Monster Beverage Corp.* 392,510 27,208,793
29,267,605
Biotechnology 4.5%
AbbVie, Inc. 254,885 25,024,609
Alexion Pharmaceuticals, Inc.* 59,099 6,633,272
Biogen, Inc.* 73,206 19,586,265
Bluebird Bio, Inc.* 20,113 1,227,697
Exelixis , Inc.* 154,989 3,679,439
Gilead Sciences, Inc. 359,124 27,631,001
Incyte Corp.* 22,073 2,294,930
Neurocrine Biosciences, Inc.* 13,414 1,636,508
Sarepta Therapeutics, Inc.*(a) 35,135 5,633,546
Vertex Pharmaceuticals, Inc.* 68,078 19,763,724
113,110,991
Building Products 1.2%
Allegion plc 77,139 7,885,149
Johnson Controls International
plc 372,003 12,700,182
Masco Corp. 199,243 10,003,991
30,589,322
Capital Markets 2.4%
Cboe Global Markets, Inc. 17,410 1,624,005
CME Group, Inc. 132,962 21,611,644
Interactive Brokers Group,
Inc., Class A 8,969 374,635
Common Stocks
Shares Value ($)
Capital Markets
MarketAxess Holdings, Inc. 8,240 4,127,581
S&P Global, Inc. 97,127 32,001,404
SEI Investments Co. 6,385 351,047
60,090,316
Chemicals 2.4%
Axalta Coating Systems Ltd.* 869,310 19,602,940
CF Industries Holdings, Inc. 16,765 471,767
Corteva , Inc. 109,825 2,942,212
Dow, Inc. 178,685 7,283,201
Sherwin-Williams Co. (The) 50,059 28,926,593
59,226,713
Commercial Services & Supplies 0.0%
†
Copart , Inc.* 12,340 1,027,552
Communications Equipment 0.7%
Arista Networks, Inc.* 38,368 8,058,431
Cisco Systems, Inc. 166,308 7,756,605
Lumentum Holdings, Inc.*(a) 10,290 837,915
16,652,951
Consumer Finance 0.9%
Ally Financial, Inc. 578,519 11,472,032
Synchrony Financial 470,268 10,421,139
21,893,171
Containers & Packaging 0.2%
Amcor plc 429,606 4,386,277
Graphic Packaging Holding
Co. 57,884 809,797
5,196,074
Diversified Consumer Services 0.1%
Bright Horizons Family
Solutions, Inc.* 8,172 957,759
Graham Holdings Co., Class B 1,543 528,740
ServiceMaster Global
Holdings, Inc.* 51,383 1,833,859
3,320,358
Diversified Financial Services 1.2%
Berkshire Hathaway, Inc.,
Class B* 30,795 5,497,215
Equitable Holdings, Inc.(a) 444,047 8,565,667
Voya Financial, Inc.(a) 323,224 15,078,400
29,141,282
Diversified Telecommunication Services 0.7%
Liberty Global plc, Class C* 797,115 17,145,944
Electric Utilities 0.7%
Exelon Corp. 95,023 3,448,385
FirstEnergy Corp. 171,243 6,640,803
NextEra Energy, Inc. 24,895 5,979,032
OGE Energy Corp. 67,166 2,039,160
18,107,380
Electrical Equipment 0.3%
AMETEK, Inc. 73,071 6,530,355
Electronic Equipment, Instruments & Components 0.2%
Arrow Electronics, Inc.* 63,754 4,379,262
Energy Equipment & Services 0.3%
TechnipFMC plc 1,077,881 7,372,706

18 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Entertainment 2.7%
Activision Blizzard, Inc. 47,790 3,627,261
Netflix, Inc.* 26,123 11,887,010
Roku, Inc.*(a) 2,564 298,783
Spotify Technology SA* 19,832 5,120,424
Take-Two Interactive Software,
Inc.* 187,484 26,167,142
Zynga, Inc., Class A*(a) 2,241,445 21,383,385
68,484,005
Equity Real Estate Investment Trusts (REITs) 5.5%
American Homes 4 Rent,
Class A 25,218 678,364
American Tower Corp. 22,981 5,941,508
Apartment Investment &
Management Co., Class A 118,031 4,442,687
AvalonBay Communities, Inc. 10,101 1,562,019
Brixmor Property Group, Inc. 198,286 2,542,026
Camden Property Trust 84,977 7,751,602
CoreSite Realty Corp. 78,176 9,463,986
CubeSmart 27,737 748,622
CyrusOne , Inc. 164,152 11,942,058
Douglas Emmett, Inc. 154,506 4,737,154
Duke Realty Corp. 217,831 7,709,039
Equity LifeStyle Properties,
Inc. 285,418 17,832,917
Extra Space Storage, Inc. 28,579 2,639,842
First Industrial Realty Trust,
Inc. 51,952 1,997,035
Healthcare Trust of America,
Inc., Class A 139,197 3,691,504
Invitation Homes, Inc. 944,494 26,001,920
Lamar Advertising Co., Class A 48,423 3,232,719
SBA Communications Corp. 74,639 22,236,451
STORE Capital Corp. 87,988 2,094,994
Sun Communities, Inc. 3,595 487,770
137,734,217
Food & Staples Retailing 2.3%
Casey's General Stores, Inc.
(a) 29,918 4,473,339
Costco Wholesale Corp. 119,748 36,308,791
Walmart, Inc. 146,611 17,561,066
58,343,196
Food Products 0.0%
†
Archer-Daniels-Midland Co. 6,886 274,751
TreeHouse Foods, Inc.* 20,857 913,537
1,188,288
Health Care Equipment & Supplies 2.7%
Abbott Laboratories 82,270 7,521,946
Cooper Cos., Inc. (The) 38,041 10,789,949
Edwards Lifesciences Corp.* 359,661 24,856,172
Insulet Corp.* 3,611 701,473
Medtronic plc 138,411 12,692,288
Quidel Corp.*(a) 6,638 1,485,186
STERIS plc(a) 8,736 1,340,452
West Pharmaceutical
Services, Inc. 38,364 8,715,150
68,102,616
Health Care Providers & Services 3.0%
Anthem, Inc. 76,440 20,102,191
Common Stocks
Shares Value ($)
Health Care Providers & Services
Cardinal Health, Inc. 44,020 2,297,404
DaVita, Inc.* 3,705 293,214
HCA Healthcare, Inc. 11,228 1,089,790
Henry Schein, Inc.* 9,919 579,170
Humana, Inc. 50,898 19,735,700
McKesson Corp. 73,734 11,312,270
Molina Healthcare, Inc.* 21,184 3,770,328
Universal Health Services,
Inc., Class B 176,010 16,349,569
75,529,636
Hotels, Restaurants & Leisure 1.9%
Chipotle Mexican Grill, Inc.* 19,787 20,823,047
Domino's Pizza, Inc. 70,152 25,916,955
46,740,002
Household Durables 0.4%
DR Horton, Inc. 164,425 9,117,366
Household Products 1.4%
Procter & Gamble Co. (The) 286,785 34,290,882
Independent Power and Renewable Electricity Producers
0.5%
AES Corp. (The)(a) 613,242 8,885,877
Vistra Energy Corp. 142,060 2,645,157
11,531,034
Industrial Conglomerates 0.5%
General Electric Co. 1,875,246 12,807,930
Insurance 3.0%
Allstate Corp. (The) 32,482 3,150,429
American Financial Group, Inc. 64,783 4,111,129
Aon plc, Class A(a) 141,056 27,167,386
Athene Holding Ltd., Class A* 193,375 6,031,366
Brighthouse Financial, Inc.* 63,030 1,753,495
Fidelity National Financial, Inc. 352,220 10,799,065
First American Financial Corp. 14,821 711,705
Lincoln National Corp. 72,772 2,677,282
Marsh & McLennan Cos., Inc. 22,855 2,453,941
MetLife, Inc. 96,567 3,526,627
Primerica, Inc.(a) 12,318 1,436,279
Reinsurance Group of
America, Inc. 104,239 8,176,507
Unum Group 156,814 2,601,544
74,596,755
Interactive Media & Services 6.1%
Alphabet, Inc., Class A* 69,409 98,425,432
Facebook, Inc., Class A* 228,512 51,888,220
Pinterest, Inc., Class A* 91,077 2,019,177
152,332,829
Internet & Direct Marketing Retail 6.5%
Amazon.com, Inc.* 46,091 127,156,773
eBay, Inc. 563,239 29,541,885
Etsy, Inc.*(a) 65,590 6,967,626
163,666,284
IT Services 6.3%
Alliance Data Systems Corp. 120,367 5,430,959
Black Knight, Inc.*(a) 43,504 3,156,650
Cognizant Technology
Solutions Corp., Class A 261,826 14,876,953

NVIT GS Large Cap Equity Insights Fund - June 30, 2020 (Unaudited) - Statement of Investments - 19
Common Stocks
Shares Value ($)
IT Services
Euronet Worldwide, Inc.* 19,790 1,896,278
Fidelity National Information
Services, Inc. 75,157 10,077,802
FleetCor Technologies, Inc.* 51,484 12,949,770
Gartner, Inc.* 5,408 656,153
International Business
Machines Corp.(a) 133,744 16,152,263
Mastercard , Inc., Class A 1,887 557,986
Okta , Inc.*(a) 32,885 6,584,564
PayPal Holdings, Inc.* 247,189 43,067,739
Square, Inc., Class A* 35,337 3,708,265
Twilio , Inc., Class A*(a) 32,400 7,109,208
VeriSign, Inc.* 92,888 19,212,025
Visa, Inc., Class A(a) 27,365 5,286,097
Western Union Co. (The)(a) 341,766 7,388,981
158,111,693
Life Sciences Tools & Services 1.7%
Illumina, Inc.*(a) 55,541 20,569,610
IQVIA Holdings, Inc.* 136,207 19,325,049
PerkinElmer, Inc. 23,547 2,309,725
42,204,384
Machinery 0.6%
Allison Transmission Holdings,
Inc. 56,262 2,069,317
Caterpillar, Inc. 62,190 7,867,035
Snap-on, Inc.(a) 31,175 4,318,049
14,254,401
Media 1.7%
Charter Communications, Inc.,
Class A*(a) 14,816 7,556,752
Comcast Corp., Class A(a) 275,249 10,729,206
Liberty Broadband Corp.,
Class C* 134,384 16,658,241
Omnicom Group, Inc. 136,260 7,439,796
42,383,995
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Starwood Property Trust, Inc. 273,058 4,084,948
Multiline Retail 1.5%
Dollar General Corp. 56,724 10,806,489
Target Corp. 230,692 27,666,892
38,473,381
Multi-Utilities 2.2%
Consolidated Edison, Inc. 262,770 18,901,046
DTE Energy Co. 192,173 20,658,597
Public Service Enterprise
Group, Inc. 289,991 14,255,958
53,815,601
Oil, Gas & Consumable Fuels 1.5%
Chevron Corp. 110,495 9,859,469
Concho Resources, Inc. 12,457 641,536
EOG Resources, Inc. 316,443 16,031,002
Kinder Morgan, Inc. 177,485 2,692,447
Phillips 66 21,954 1,578,493
Pioneer Natural Resources
Co. 77,766 7,597,738
38,400,685
Common Stocks
Shares Value ($)
Personal Products 0.1%
Herbalife Nutrition Ltd.* 75,519 3,396,845
Pharmaceuticals 1.4%
Horizon Therapeutics plc* 190,914 10,611,000
Jazz Pharmaceuticals plc* 49,031 5,410,081
Johnson & Johnson 51,698 7,270,290
Merck & Co., Inc. 151,558 11,719,980
35,011,351
Professional Services 1.1%
CoreLogic , Inc. 49,656 3,337,876
IHS Markit Ltd. 83,027 6,268,539
TransUnion 200,680 17,467,187
27,073,602
Road & Rail 2.0%
Lyft, Inc., Class A*(a) 125,760 4,151,338
Norfolk Southern Corp. 25,981 4,561,484
Old Dominion Freight Line, Inc. 41,315 7,006,611
Union Pacific Corp. 198,862 33,621,598
49,341,031
Semiconductors & Semiconductor Equipment 3.3%
Analog Devices, Inc. 116,720 14,314,541
Applied Materials, Inc. 71,814 4,341,156
Broadcom, Inc.(a) 8,802 2,777,999
Inphi Corp.* 5,789 680,207
Lam Research Corp.(a) 37,634 12,173,094
NVIDIA Corp. 69,881 26,548,491
QUALCOMM, Inc. 194,848 17,772,086
Universal Display Corp. 21,351 3,194,537
81,802,111
Software 7.8%
Adobe, Inc.* 41,850 18,217,724
Anaplan, Inc.* 48,466 2,195,995
DocuSign, Inc.* 46,932 8,082,160
Dropbox, Inc., Class A* 73,087 1,591,104
Fortinet, Inc.* 62,160 8,532,703
Microsoft Corp. 568,042 115,602,227
RingCentral, Inc., Class A*(a) 13,442 3,831,104
ServiceNow , Inc.* 35,490 14,375,579
Workday, Inc., Class A* 41,079 7,696,561
Zoom Video Communications,
Inc., Class A*(a) 25,909 6,568,968
Zscaler , Inc.* 65,124 7,131,078
193,825,203
Specialty Retail 1.4%
AutoZone, Inc.* 1,440 1,624,493
Best Buy Co., Inc. 9,523 831,072
Home Depot, Inc. (The) 89,493 22,418,892
Lowe's Cos., Inc. 71,860 9,709,723
34,584,180
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc. 425,597 155,257,786
NetApp, Inc. 12,450 552,406
155,810,192
Tobacco 0.0%
†
Philip Morris International, Inc. 13,319 933,129

20 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Trading Companies & Distributors 0.0%
†
HD Supply Holdings, Inc.* 26,940 933,471
Total Common Stocks
(cost $2,273,368,623) 2,479,947,797
Repurchase Agreements 0.4%
Principal
Amount ($)
Bank of America NA,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $4,954,741,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $5,053,823.
(b)(c) 4,954,728 4,954,728
CF Secured, LLC,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $1,000,003,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
5.00%, maturing 9/8/2020
- 7/20/2069; total market
value $1,020,003.(b)(c) 1,000,000 1,000,000
NatWest Markets Securities,
Inc.,
0.08%, dated 6/30/2020,
due 7/7/2020, repurchase
price $3,000,047,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042;
total market value
$3,060,008.(b)(c) 3,000,000 3,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Nomura Securities
International, Inc.,
0.07%, dated 6/30/2020,
due 7/1/2020, repurchase
price $1,000,002,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 2.50%, maturing
8/31/2021 - 5/15/2050;
total market value
$1,020,000.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $9,954,728) 9,954,728
Total Investments
(cost $2,283,323,351) — 99.6% 2,489,902,525
Other assets in excess of liabilities — 0.4% 9,298,384
NET ASSETS — 100.0%
$ 2,499,200,909
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $119,143,303, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $9,954,728 and by $109,599,412 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.75%, and maturity dates ranging
from 7/9/2020 – 2/15/2050, a total value of $119,554,140.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $9,954,728.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT GS Small Cap Equity Insights Fund - June 30, 2020 (Unaudited) - Statement of Investments - 21
Common Stocks 97.4%
Shares Value ($)
Aerospace & Defense 0.6%
Aerojet Rocketdyne Holdings,
Inc.* 18,589 736,868
Astronics Corp.* 2,824 29,821
Maxar Technologies, Inc.(a) 4,737 85,077
Moog, Inc., Class A 1,496 79,258
931,024
Air Freight & Logistics 0.4%
Echo Global Logistics, Inc.* 26,264 567,827
Radiant Logistics, Inc.* 11,404 44,818
612,645
Airlines 0.3%
SkyWest, Inc. 14,190 462,878
Auto Components 0.5%
Adient plc* 1,904 31,264
American Axle &
Manufacturing Holdings,
Inc.* 40,916 310,962
Dana, Inc. 1,877 22,881
Gentherm, Inc.* 4,118 160,190
Standard Motor Products, Inc. 2,122 87,426
Visteon Corp.* 2,531 173,373
786,096
Banks 7.8%
1st Source Corp. 11,990 426,604
Amalgamated Bank, Class A 10,336 130,647
Atlantic Capital Bancshares,
Inc.* 21,028 255,700
Bancorp, Inc. (The)* 28,971 283,916
Bank of Marin Bancorp 489 16,298
BankUnited, Inc. 2,100 42,525
Boston Private Financial
Holdings, Inc. 2,594 17,847
Cadence Bancorp 74,117 656,677
Capital City Bank Group, Inc. 1,292 27,067
Cathay General Bancorp 17,884 470,349
Central Pacific Financial Corp. 35,390 567,302
Columbia Banking System,
Inc. 14,440 409,302
CVB Financial Corp. 54,821 1,027,346
Esquire Financial Holdings,
Inc.* 1,731 29,254
First Bancorp/NC 17,716 444,317
First Bancorp/PR 110,379 617,019
First Business Financial
Services, Inc. 1,397 22,981
First Commonwealth Financial
Corp. 22,254 184,263
First Financial Bankshares,
Inc. 9,004 260,126
First Foundation, Inc. 19,728 322,356
First Mid Bancshares, Inc. 3,976 104,290
Hancock Whitney Corp. 2,542 53,890
Hanmi Financial Corp. 11,738 113,976
Heartland Financial USA, Inc. 22,348 747,317
Hilltop Holdings, Inc. 27,932 515,345
Hope Bancorp, Inc. 25,080 231,238
Horizon Bancorp, Inc. 3,641 38,922
IBERIABANK Corp. 2,622 119,406
Common Stocks
Shares Value ($)
Banks
Independent Bank Corp./MI 9,103 135,180
Independent Bank Group, Inc. 10,029 406,375
International Bancshares
Corp.(a) 30,744 984,423
Lakeland Bancorp, Inc. 16,861 192,721
Metropolitan Bank Holding
Corp.* 1,902 61,016
MidWestOne Financial Group,
Inc. 2,556 51,120
National Bank Holdings Corp.,
Class A 12,478 336,906
Northrim Bancorp, Inc. 2,209 55,534
Peoples Financial Services
Corp. 993 37,923
Preferred Bank(a) 8,675 371,724
RBB Bancorp 5,621 76,727
Republic Bancorp, Inc., Class
A 2,602 85,111
Shore Bancshares, Inc. 1,703 18,886
Sierra Bancorp 6,612 124,835
Simmons First National Corp.,
Class A 5,522 94,481
Texas Capital Bancshares,
Inc.* 3,766 116,256
TriCo Bancshares 13,231 402,884
TriState Capital Holdings,
Inc.*(a) 14,565 228,816
Westamerica Bancorp(a) 10,080 578,794
12,495,992
Beverages 0.4%
Coca-Cola Consolidated, Inc. 3,113 713,468
Biotechnology 10.2%
Adverum Biotechnologies,
Inc.* 2,331 48,671
Akebia Therapeutics, Inc.* 8,599 116,774
Akero Therapeutics, Inc.* 780 19,438
Allakos, Inc.* 684 49,152
Allogene Therapeutics, Inc.* 7,913 338,835
Amicus Therapeutics, Inc.* 24,206 365,026
Anika Therapeutics, Inc.*(a) 5,294 199,743
Arcturus Therapeutics
Holdings, Inc.* 724 33,840
Arcus Biosciences, Inc.* 5,469 135,303
Ardelyx, Inc.* 41,148 284,744
Arena Pharmaceuticals, Inc.* 2,705 170,280
Arrowhead Pharmaceuticals,
Inc.*(a) 7,514 324,530
Atara Biotherapeutics, Inc.*(a) 17,245 251,260
Avrobio, Inc.* 913 15,932
Beyondspring, Inc.* 935 14,100
BioCryst Pharmaceuticals,
Inc.*(a) 45,824 218,351
Bioxcel Therapeutics, Inc.*(a) 1,890 100,189
Blueprint Medicines Corp.* 6,341 494,598
Catalyst Biosciences, Inc.* 3,341 19,612
Catalyst Pharmaceuticals,
Inc.*(a) 99,436 459,394
CEL-SCI Corp.*(a) 4,785 71,392
ChemoCentryx, Inc.* 4,232 243,509

22 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Biotechnology
Constellation Pharmaceuticals,
Inc.* 3,968 119,238
Cortexyme, Inc.* 1,059 49,032
Cue Biopharma, Inc.* 2,488 60,981
CytomX Therapeutics, Inc.* 3,029 25,232
Deciphera Pharmaceuticals,
Inc.* 7,297 435,777
Denali Therapeutics, Inc.*(a) 1,629 39,389
Dicerna Pharmaceuticals, Inc.* 6,828 173,431
Dynavax Technologies
Corp.*(a) 23,476 208,232
Editas Medicine, Inc.*(a) 11,779 348,423
Eiger BioPharmaceuticals,
Inc.* 12,641 121,354
Enanta Pharmaceuticals, Inc.* 12,903 647,860
Fate Therapeutics, Inc.* 4,660 159,885
FibroGen, Inc.* 14,658 594,089
G1 Therapeutics, Inc.*(a) 6,993 169,650
Geron Corp.* 14,834 32,338
Halozyme Therapeutics, Inc.* 2,892 77,535
Harpoon Therapeutics, Inc.* 1,162 19,289
Heron Therapeutics, Inc.* 1,710 25,154
ImmunoGen, Inc.*(a) 24,235 111,481
Inovio Pharmaceuticals,
Inc.*(a) 11,776 317,363
Insmed, Inc.* 13,138 361,820
Intercept Pharmaceuticals,
Inc.*(a) 4,722 226,231
Ironwood Pharmaceuticals,
Inc.* 14,992 154,717
Kadmon Holdings, Inc.* 89,209 456,750
Karyopharm Therapeutics,
Inc.*(a) 12,322 233,379
Kiniksa Pharmaceuticals Ltd.,
Class A* 1,033 26,321
Krystal Biotech, Inc.* 3,906 161,787
Kura Oncology, Inc.* 10,600 172,780
MacroGenics, Inc.* 6,198 173,048
Mersana Therapeutics, Inc.* 1,708 39,967
Minerva Neurosciences, Inc.* 33,330 120,321
Mirati Therapeutics, Inc.* 5,078 579,755
Momenta Pharmaceuticals,
Inc.*(a) 3,197 106,364
Myriad Genetics, Inc.*(a) 3,230 36,628
Natera, Inc.* 1,715 85,510
Novavax, Inc.*(a) 6,644 553,777
Pfenex, Inc.* 3,189 26,628
Precision BioSciences, Inc.* 2,969 24,732
Principia Biopharma, Inc.* 2,411 144,154
Protagonist Therapeutics, Inc.* 15,842 279,770
Prothena Corp. plc*(a) 11,787 123,292
PTC Therapeutics, Inc.*(a) 3,967 201,286
Puma Biotechnology, Inc.* 9,676 100,921
Radius Health, Inc.*(a) 18,646 254,145
REGENXBIO, Inc.* 4,111 151,408
REVOLUTION Medicines,
Inc.*(a) 4,377 138,182
Sangamo Therapeutics, Inc.* 14,789 132,509
Syndax Pharmaceuticals, Inc.* 19,654 291,272
TG Therapeutics, Inc.* 6,745 131,393
Common Stocks
Shares Value ($)
Biotechnology
Turning Point Therapeutics,
Inc.*(a) 7,868 508,194
Twist Bioscience Corp.* 10,598 480,089
Ultragenyx Pharmaceutical,
Inc.* 2,140 167,391
Veracyte, Inc.*(a) 5,154 133,489
Vericel Corp.*(a) 3,266 45,136
Viela Bio, Inc.* 579 25,082
Viking Therapeutics, Inc.*(a) 29,307 211,303
Voyager Therapeutics, Inc.* 15,802 199,421
Xencor, Inc.* 28,437 921,074
Y-mAbs Therapeutics, Inc.* 7,654 330,653
16,221,085
Building Products 2.3%
AAON, Inc. 2,742 148,863
Builders FirstSource, Inc.* 6,790 140,553
CSW Industrials, Inc. 4,633 320,187
Gibraltar Industries, Inc.* 12,516 600,893
Griffon Corp. 14,435 267,336
Masonite International Corp.* 2,710 210,784
Patrick Industries, Inc. 1,653 101,246
Quanex Building Products
Corp. 24,053 333,856
Simpson Manufacturing Co.,
Inc. 14,024 1,183,065
UFP Industries, Inc. 6,914 342,312
3,649,095
Capital Markets 0.5%
Artisan Partners Asset
Management, Inc., Class A 3,286 106,795
Donnelley Financial Solutions,
Inc.* 2,724 22,881
Federated Hermes, Inc., Class
B 7,526 178,366
Oppenheimer Holdings, Inc.,
Class A 10,311 224,677
PJT Partners, Inc., Class A 3,361 172,554
Pzena Investment
Management, Inc., Class A 4,087 22,233
Westwood Holdings Group,
Inc. 2,488 39,186
766,692
Chemicals 2.7%
Balchem Corp. 1,414 134,132
Chase Corp. 2,569 263,323
Ferro Corp.*(a) 42,048 502,053
Ingevity Corp.* 19,468 1,023,433
Koppers Holdings, Inc.* 4,970 93,635
Kraton Corp.* 9,038 156,177
Minerals Technologies, Inc. 22,208 1,042,221
Orion Engineered Carbons SA 7,994 84,656
PolyOne Corp. 37,554 985,041
Tronox Holdings plc, Class A 4,484 32,375
4,317,046
Commercial Services & Supplies 1.7%
Brady Corp., Class A 6,705 313,928
BrightView Holdings, Inc.* 3,878 43,434
Brink's Co. (The) 4,602 209,437

NVIT GS Small Cap Equity Insights Fund - June 30, 2020 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Ennis, Inc. 14,345 260,218
HNI Corp. 23,034 704,149
KAR Auction Services, Inc.(a) 24,497 337,079
Kimball International, Inc.,
Class B 9,789 113,161
McGrath RentCorp 10,702 578,015
Steelcase, Inc., Class A 5,409 65,232
UniFirst Corp. 442 79,096
2,703,749
Communications Equipment 1.1%
Calix, Inc.* 1,203 17,925
Extreme Networks, Inc.* 17,029 73,906
Harmonic, Inc.* 56,318 267,511
Inseego Corp.*(a) 32,003 371,235
NETGEAR, Inc.* 14,897 385,683
Viavi Solutions, Inc.* 56,641 721,606
1,837,866
Construction & Engineering 0.6%
EMCOR Group, Inc. 520 34,393
Great Lakes Dredge & Dock
Corp.* 14,248 131,936
MasTec, Inc.*(a) 15,472 694,229
Tutor Perini Corp.* 5,980 72,836
933,394
Construction Materials 0.5%
Summit Materials, Inc., Class
A* 50,912 818,665
Consumer Finance 0.9%
Curo Group Holdings Corp. 3,898 31,847
Encore Capital Group, Inc.* 2,481 84,800
Enova International, Inc.* 25,325 376,583
FirstCash, Inc. 3,019 203,722
Navient Corp. 20,940 147,208
Nelnet, Inc., Class A 4,532 216,358
PRA Group, Inc.* 10,352 400,208
1,460,726
Containers & Packaging 0.2%
Greif, Inc., Class A 1,225 42,152
Myers Industries, Inc.(a) 12,156 176,870
O-I Glass, Inc.(a) 8,823 79,231
298,253
Distributors 0.2%
Core-Mark Holding Co., Inc. 9,855 245,932
Diversified Consumer Services 1.6%
American Public Education,
Inc.* 12,827 379,679
Collectors Universe, Inc. 10,758 368,784
Houghton Mifflin Harcourt Co.* 14,241 25,776
Laureate Education, Inc.,
Class A* 65,422 651,930
Perdoceo Education Corp.*(a) 8,970 142,892
Strategic Education, Inc. 4,824 741,208
WW International, Inc.*(a) 12,520 317,758
2,628,027
Common Stocks
Shares Value ($)
Diversified Financial Services 0.5%
Banco Latinoamericano de
Comercio Exterior SA, Class
E 43,409 499,203
Cannae Holdings, Inc.* 7,660 314,826
814,029
Diversified Telecommunication Services 2.2%
Bandwidth, Inc., Class A*(a) 2,768 351,536
Cogent Communications
Holdings, Inc. 13,733 1,062,385
Consolidated Communications
Holdings, Inc.*(a) 81,123 549,202
Iridium Communications, Inc.* 1,238 31,495
Liberty Latin America Ltd.,
Class A* 18,593 180,724
Liberty Latin America Ltd.,
Class C* 29,489 278,376
ORBCOMM, Inc.* 102,545 394,798
Vonage Holdings Corp.* 58,229 585,784
3,434,300
Electric Utilities 0.5%
Portland General Electric Co. 20,562 859,697
Electrical Equipment 0.8%
Atkore International Group,
Inc.* 14,883 407,050
Encore Wire Corp. 4,135 201,870
Powell Industries, Inc. 13,128 359,576
Vicor Corp.* 3,684 265,064
1,233,560
Electronic Equipment, Instruments & Components 3.5%
Bel Fuse, Inc., Class B 8,517 91,387
Belden, Inc. 13,622 443,396
Benchmark Electronics, Inc. 13,756 297,130
CTS Corp. 11,328 227,013
Fabrinet* 9,894 617,583
Itron, Inc.*(a) 11,611 769,229
Knowles Corp.* 42,826 653,525
Methode Electronics, Inc. 6,145 192,093
Novanta, Inc.* 3,155 336,859
Plexus Corp.* 9,402 663,405
Rogers Corp.*(a) 1,495 186,277
Sanmina Corp.* 2,638 66,055
TTM Technologies, Inc.*(a) 13,116 155,556
Vishay Intertechnology, Inc. 29,240 446,495
Vishay Precision Group, Inc.* 15,279 375,558
5,521,561
Energy Equipment & Services 0.5%
Cactus, Inc., Class A 11,963 246,797
DMC Global, Inc.(a) 4,873 134,495
Matrix Service Co.* 23,117 224,697
Oil States International, Inc.* 17,971 85,362
Patterson-UTI Energy, Inc. 12,802 44,423
SEACOR Holdings, Inc.* 2,168 61,398
Solaris Oilfield Infrastructure,
Inc., Class A(a) 4,530 33,612
830,784
Entertainment 0.3%
Cinemark Holdings, Inc.(a) 12,168 140,541

24 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Entertainment
Glu Mobile, Inc.* 43,768 405,729
546,270
Equity Real Estate Investment Trusts (REITs) 7.0%
American Assets Trust, Inc. 21,598 601,288
CareTrust REIT, Inc. 5,588 95,890
City Office REIT, Inc. 23,734 238,764
Community Healthcare Trust,
Inc. 8,554 349,859
EastGroup Properties, Inc. 2,475 293,560
Essential Properties Realty
Trust, Inc. 42,122 625,091
Four Corners Property Trust,
Inc. 20,383 497,345
Front Yard Residential Corp. 2,881 25,065
Gladstone Commercial Corp. 5,375 100,781
Global Net Lease, Inc. 4,941 82,663
Independence Realty Trust,
Inc. 64,519 741,323
Kite Realty Group Trust 1,757 20,276
Lexington Realty Trust 74,568 786,692
Monmouth Real Estate
Investment Corp. 3,722 53,932
National Storage Affiliates
Trust 4,552 130,460
NexPoint Residential Trust,
Inc. 25,474 900,506
Office Properties Income Trust 3,790 98,426
Physicians Realty Trust 7,454 130,594
PotlatchDeltic Corp. 7,842 298,231
PS Business Parks, Inc. 7,204 953,810
QTS Realty Trust, Inc., Class A 17,098 1,095,811
Retail Opportunity Investments
Corp. 28,460 322,452
Retail Properties of America,
Inc., Class A 14,850 108,702
Retail Value, Inc. 20,470 253,009
RPT Realty 3,058 21,284
Sabra Health Care REIT, Inc. 75,208 1,085,251
SITE Centers Corp. 10,398 84,224
STAG Industrial, Inc. 9,701 284,433
Summit Hotel Properties, Inc. 10,709 63,504
Terreno Realty Corp. 11,234 591,358
Uniti Group, Inc. 7,020 65,637
Universal Health Realty
Income Trust 579 46,025
Urban Edge Properties 8,566 101,678
11,147,924
Food & Staples Retailing 1.1%
BJ's Wholesale Club Holdings,
Inc.* 32,285 1,203,262
Chefs' Warehouse, Inc. (The)* 5,207 70,711
Ingles Markets, Inc., Class A 7,165 308,597
SpartanNash Co. 2,520 53,550
Weis Markets, Inc. 2,487 124,648
1,760,768
Food Products 1.3%
Darling Ingredients, Inc.* 25,073 617,297
Fresh Del Monte Produce, Inc. 5,446 134,081
Common Stocks
Shares Value ($)
Food Products
J & J Snack Foods Corp. 5,825 740,532
John B Sanfilippo & Son, Inc. 6,817 581,695
2,073,605
Gas Utilities 0.4%
Northwest Natural Holding Co. 2,326 129,768
Southwest Gas Holdings, Inc. 8,307 573,598
703,366
Health Care Equipment & Supplies 1.5%
Antares Pharma, Inc.* 33,136 91,124
Cantel Medical Corp.(a) 3,385 149,719
Cardiovascular Systems, Inc.* 977 30,824
CytoSorbents Corp.* 2,467 24,423
GenMark Diagnostics, Inc.*(a) 26,130 384,372
Inogen, Inc.*(a) 1,614 57,329
Integer Holdings Corp.* 725 52,961
Invacare Corp.(a) 20,365 129,725
Natus Medical, Inc.* 23,181 505,810
OraSure Technologies, Inc.* 3,585 41,694
Shockwave Medical, Inc.* 5,755 272,614
Surmodics, Inc.* 7,991 345,531
Vapotherm, Inc.* 6,281 257,458
2,343,584
Health Care Providers & Services 0.8%
Brookdale Senior Living, Inc.* 21,565 63,617
Magellan Health, Inc.* 4,330 316,004
National HealthCare Corp. 565 35,844
National Research Corp. 3,301 192,151
RadNet, Inc.* 3,652 57,957
Select Medical Holdings Corp.* 23,266 342,708
Tenet Healthcare Corp.* 16,549 299,702
1,307,983
Health Care Technology 1.2%
Inovalon Holdings, Inc., Class
A* 15,866 305,579
NextGen Healthcare, Inc.* 2,678 29,405
Omnicell, Inc.* 7,231 510,653
Phreesia, Inc.* 2,725 77,063
Schrodinger, Inc.*(a) 4,525 414,354
Simulations Plus, Inc. 7,158 428,192
Vocera Communications,
Inc.*(a) 7,635 161,862
1,927,108
Hotels, Restaurants & Leisure 2.6%
Bloomin' Brands, Inc. 20,933 223,146
Brinker International, Inc. 6,198 148,752
Chuy's Holdings, Inc.* 2,321 34,537
Del Taco Restaurants, Inc.* 4,123 24,449
Denny's Corp.* 46,273 467,357
Dine Brands Global, Inc.(a) 7,393 311,245
Everi Holdings, Inc.* 48,152 248,464
International Game
Technology plc(a) 21,319 189,739
Marriott Vacations Worldwide
Corp. 609 50,066
Red Rock Resorts, Inc., Class
A 74,184 809,348
Scientific Games Corp.*(a) 23,450 362,537

NVIT GS Small Cap Equity Insights Fund - June 30, 2020 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Wingstop, Inc. 9,571 1,330,082
4,199,722
Household Durables 2.3%
Beazer Homes USA, Inc.* 3,242 32,647
Century Communities, Inc.* 4,797 147,076
Installed Building Products,
Inc.* 908 62,452
LGI Homes, Inc.*(a) 5,625 495,169
M/I Homes, Inc.* 22,200 764,568
Taylor Morrison Home
Corp.*(a) 16,774 323,570
TopBuild Corp.*(a) 5,117 582,161
TRI Pointe Group, Inc.* 62,905 924,074
Universal Electronics, Inc.* 5,747 269,075
3,600,792
Household Products 0.1%
Central Garden & Pet Co.,
Class A* 5,544 187,332
Independent Power and Renewable Electricity Producers
0.0%
†
Ormat Technologies, Inc. 871 55,300
Insurance 3.5%
American Equity Investment
Life Holding Co.(a) 42,948 1,061,245
AMERISAFE, Inc. 7,997 489,096
Argo Group International
Holdings Ltd. 8,575 298,667
Genworth Financial, Inc.,
Class A* 109,612 253,204
Goosehead Insurance, Inc.,
Class A*(a) 11,472 862,235
HCI Group, Inc.(a) 1,072 49,505
Kinsale Capital Group, Inc. 1,956 303,591
MBIA, Inc.*(a) 55,951 405,645
National Western Life Group,
Inc., Class A 142 28,853
Palomar Holdings, Inc.* 1,204 103,255
ProAssurance Corp. 1,736 25,120
Stewart Information Services
Corp. 28,347 921,561
Trupanion, Inc.*(a) 17,065 728,505
5,530,482
Interactive Media & Services 0.5%
Cars.com, Inc.*(a) 34,926 201,174
EverQuote, Inc., Class A* 5,276 306,852
Yelp, Inc.* 9,776 226,119
734,145
Internet & Direct Marketing Retail 0.4%
Groupon, Inc.*(a) 2,366 42,872
Rubicon Project, Inc. (The)*(a) 52,400 349,508
Stamps.com, Inc.* 1,246 228,878
621,258
IT Services 1.7%
Cass Information Systems,
Inc. 7,290 284,529
Conduent, Inc.* 31,835 76,085
Hackett Group, Inc. (The) 9,031 122,280
Common Stocks
Shares Value ($)
IT Services
KBR, Inc. 6,985 157,512
Limelight Networks, Inc.* 5,498 40,465
LiveRamp Holdings, Inc.* 5,842 248,110
Perficient, Inc.* 8,198 293,324
Perspecta, Inc. 53,660 1,246,522
Virtusa Corp.*(a) 6,219 201,931
2,670,758
Leisure Products 0.8%
Clarus Corp. 11,123 128,804
Johnson Outdoors, Inc., Class
A 290 26,396
Malibu Boats, Inc., Class A* 7,170 372,482
Smith & Wesson Brands, Inc.* 5,356 115,261
Sturm Ruger & Co., Inc. 1,082 82,232
Vista Outdoor, Inc.* 3,370 48,697
YETI Holdings, Inc.*(a) 11,054 472,337
1,246,209
Life Sciences Tools & Services 0.7%
Fluidigm Corp.* 7,532 30,203
Medpace Holdings, Inc.* 11,895 1,106,473
1,136,676
Machinery 2.9%
Albany International Corp.,
Class A(a) 10,023 588,450
Barnes Group, Inc. 5,238 207,215
Chart Industries, Inc.* 3,800 184,262
Columbus McKinnon Corp. 15,715 525,667
Douglas Dynamics, Inc. 853 29,957
ESCO Technologies, Inc. 1,075 90,870
Federal Signal Corp. 8,211 244,113
Franklin Electric Co., Inc. 1,277 67,068
Meritor, Inc.* 12,543 248,351
Miller Industries, Inc. 6,069 180,674
Mueller Industries, Inc. 14,467 384,533
Navistar International Corp.* 13,339 376,160
Proto Labs, Inc.* 900 101,223
RBC Bearings, Inc.* 3,900 522,756
Rexnord Corp. 25,919 755,539
Terex Corp. 1,988 37,315
Welbilt, Inc.* 4,972 30,280
4,574,433
Marine 0.1%
Costamare, Inc.(a) 23,756 132,083
Media 1.0%
Cardlytics, Inc.*(a) 4,739 331,635
Gray Television, Inc.* 3,948 55,075
MSG Networks, Inc., Class
A*(a) 23,509 233,915
Scholastic Corp. 16,034 480,058
TechTarget, Inc.* 13,237 397,507
WideOpenWest, Inc.*(a) 27,945 147,270
1,645,460
Metals & Mining 1.7%
Alcoa Corp.* 13,849 155,663
Arconic Corp.* 5,743 80,000
Carpenter Technology Corp. 11,762 285,581
Coeur Mining, Inc.* 10,816 54,945

26 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Metals & Mining
Haynes International, Inc.(a) 8,255 192,837
Hecla Mining Co. 63,162 206,540
Kaiser Aluminum Corp. 4,868 358,382
Materion Corp.(a) 12,451 765,612
Olympic Steel, Inc. 5,095 59,866
Ryerson Holding Corp.* 16,047 90,345
Worthington Industries, Inc. 11,767 438,909
2,688,680
Mortgage Real Estate Investment Trusts (REITs) 0.9%
Anworth Mortgage Asset Corp. 28,573 48,574
Apollo Commercial Real
Estate Finance, Inc. 4,372 42,889
ARMOUR Residential REIT,
Inc. 15,060 141,413
Blackstone Mortgage Trust,
Inc., Class A 17,718 426,827
Capstead Mortgage Corp. 18,114 99,446
Dynex Capital, Inc. 4,023 57,529
Ellington Residential Mortgage
REIT 1,914 19,714
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 1,084 30,851
Ladder Capital Corp. 35,436 287,032
MFA Financial, Inc. 32,041 79,782
PennyMac Mortgage
Investment Trust 3,580 62,757
TPG RE Finance Trust, Inc. 7,938 68,267
Two Harbors Investment Corp. 17,822 89,823
1,454,904
Multiline Retail 0.3%
Big Lots, Inc. 13,158 552,636
Multi-Utilities 0.5%
Avista Corp. 11,854 431,367
Black Hills Corp. 1,891 107,144
NorthWestern Corp. 5,315 289,774
828,285
Oil, Gas & Consumable Fuels 1.7%
Antero Resources Corp.*(a) 96,116 244,135
Ardmore Shipping Corp.(a) 45,459 197,292
Brigham Minerals, Inc., Class
A 11,133 137,493
Clean Energy Fuels Corp.* 83,026 184,318
Diamond S Shipping, Inc.* 4,455 35,595
International Seaways, Inc. 8,830 144,282
Magnolia Oil & Gas Corp.,
Class A* 8,746 53,001
Matador Resources Co.*(a) 35,913 305,260
Ovintiv, Inc. 9,605 91,728
Penn Virginia Corp.* 2,407 22,939
Renewable Energy Group,
Inc.*(a) 20,655 511,831
SM Energy Co.(a) 41,083 154,061
W&T Offshore, Inc.*(a) 9,767 22,269
World Fuel Services Corp. 20,803 535,885
2,640,089
Common Stocks
Shares Value ($)
Paper & Forest Products 1.5%
Boise Cascade Co. 16,469 619,399
Clearwater Paper Corp.* 1,266 45,741
Domtar Corp. 1,837 38,779
Louisiana-Pacific Corp. 42,365 1,086,662
Neenah, Inc. 918 45,405
P H Glatfelter Co. 33,885 543,854
2,379,840
Personal Products 0.2%
BellRing Brands, Inc., Class A* 2,640 52,641
Inter Parfums, Inc. 3,333 160,484
Lifevantage Corp.* 1,280 17,306
USANA Health Sciences, Inc.* 1,384 101,627
332,058
Pharmaceuticals 3.2%
Amphastar Pharmaceuticals,
Inc.*(a) 19,014 427,054
ANI Pharmaceuticals, Inc.* 12,361 399,755
Axsome Therapeutics, Inc.*(a) 11,749 966,708
BioDelivery Sciences
International, Inc.* 13,618 59,374
Cara Therapeutics, Inc.*(a) 1,751 29,942
Corcept Therapeutics, Inc.* 25,849 434,780
Cymabay Therapeutics, Inc.* 4,228 14,756
Endo International plc* 20,082 68,881
Innoviva, Inc.* 51,636 721,871
Intra-Cellular Therapies, Inc.* 1,319 33,859
Kala Pharmaceuticals, Inc.*(a) 9,028 94,884
MyoKardia, Inc.* 7,738 747,646
Ocular Therapeutix, Inc.* 3,038 25,307
Omeros Corp.*(a) 8,343 122,809
Pacira BioSciences, Inc.*(a) 5,973 313,403
Phibro Animal Health Corp.,
Class A 12,997 341,431
Supernus Pharmaceuticals,
Inc.* 7,968 189,240
Theravance Biopharma,
Inc.*(a) 2,811 59,003
5,050,703
Professional Services 0.8%
ASGN, Inc.* 6,426 428,486
Barrett Business Services, Inc. 3,797 201,735
Exponent, Inc. 3,559 288,030
Huron Consulting Group, Inc.* 4,846 214,435
TriNet Group, Inc.* 1,291 78,673
Upwork, Inc.* 9,463 136,646
1,348,005
Real Estate Management & Development 0.3%
Kennedy-Wilson Holdings, Inc.
(a) 19,070 290,245
Newmark Group, Inc., Class A 24,474 118,944
Redfin Corp.* 2,407 100,877
510,066
Road & Rail 1.0%
Heartland Express, Inc. 2,267 47,199
Marten Transport Ltd. 26,007 654,336
Saia, Inc.* 204 22,681

NVIT GS Small Cap Equity Insights Fund - June 30, 2020 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Road & Rail
Werner Enterprises, Inc. 18,579 808,744
1,532,960
Semiconductors & Semiconductor Equipment 2.8%
Ambarella, Inc.* 13,187 603,965
Amkor Technology, Inc.*(a) 36,044 443,702
Axcelis Technologies, Inc.* 6,552 182,473
FormFactor, Inc.* 21,587 633,147
Lattice Semiconductor Corp.* 25,321 718,863
MaxLinear, Inc.* 1,148 24,636
NeoPhotonics Corp.* 36,801 326,793
Photronics, Inc.* 2,180 24,263
Power Integrations, Inc. 6,115 722,365
Rambus, Inc.*(a) 41,513 630,998
Synaptics, Inc.*(a) 1,443 86,753
Ultra Clean Holdings, Inc.* 5,394 122,066
4,520,024
Software 5.0%
American Software, Inc., Class
A 1,096 17,273
Blackline, Inc.*(a) 10,215 846,926
Box, Inc., Class A* 57,086 1,185,105
ChannelAdvisor Corp.*(a) 11,518 182,445
Cloudera, Inc.* 39,547 503,038
Cornerstone OnDemand,
Inc.*(a) 13,830 533,285
Domo, Inc., Class B* 12,995 418,049
J2 Global, Inc.* 1,730 109,353
MicroStrategy, Inc., Class A* 4,457 527,219
Qualys, Inc.*(a) 9,265 963,745
SPS Commerce, Inc.* 14,080 1,057,690
SVMK, Inc.* 40,322 949,180
Telenav, Inc.* 54,092 296,965
Tenable Holdings, Inc.* 3,410 101,652
Zuora, Inc., Class A* 17,751 226,325
7,918,250
Specialty Retail 2.9%
America's Car-Mart, Inc.* 1,635 143,668
Asbury Automotive Group,
Inc.* 10,101 781,110
Camping World Holdings, Inc.,
Class A 7,981 216,764
Group 1 Automotive, Inc. 731 48,224
Lithia Motors, Inc., Class A(a) 2,319 350,934
Murphy USA, Inc.*(a) 7,144 804,343
Office Depot, Inc. 42,852 100,702
Rent-A-Center, Inc. 1,387 38,587
Restoration Hardware
Holdings, Inc.*(a) 1,830 455,487
Sleep Number Corp.*(a) 400 16,656
Sonic Automotive, Inc., Class
A(a) 29,355 936,718
Sportsman's Warehouse
Holdings, Inc.* 34,783 495,658
Zumiez, Inc.* 11,003 301,262
4,690,113
Textiles, Apparel & Luxury Goods 1.1%
Crocs, Inc.* 9,129 336,130
Deckers Outdoor Corp.* 2,242 440,306
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
G-III Apparel Group Ltd.*(a) 15,492 205,889
Wolverine World Wide, Inc. 30,379 723,324
1,705,649
Thrifts & Mortgage Finance 1.5%
Axos Financial, Inc.* 2,952 65,180
Bridgewater Bancshares, Inc.* 2,004 20,541
Meridian Bancorp, Inc. 26,450 306,820
Mr. Cooper Group, Inc.* 4,678 58,194
NMI Holdings, Inc., Class A* 1,880 30,230
PennyMac Financial Services,
Inc.(a) 22,514 940,860
Radian Group, Inc. 7,709 119,567
Riverview Bancorp, Inc. 3,519 19,882
Territorial Bancorp, Inc. 1,017 24,195
Walker & Dunlop, Inc. 14,415 732,426
Washington Federal, Inc. 4,113 110,393
2,428,288
Tobacco 0.1%
Vector Group Ltd. 18,900 190,134
Trading Companies & Distributors 1.2%
Foundation Building Materials,
Inc.* 24,579 383,678
GMS, Inc.* 11,267 277,056
H&E Equipment Services, Inc. 17,902 330,829
MRC Global, Inc.* 62,225 367,750
NOW, Inc.* 34,653 299,055
Rush Enterprises, Inc., Class A 5,674 235,244
Willis Lease Finance Corp.* 1,416 34,380
1,927,992
Total Common Stocks
(cost $166,372,009) 155,420,498
Repurchase Agreements 6.1%
Principal
Amount ($)
Bank of America NA,
0.09%, dated 6/30/2020,
due 7/1/2020, repurchase
price $5,735,948,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $5,850,652.
(b)(c) 5,735,933 5,735,933
NatWest Markets Securities,
Inc.,
0.08%, dated 6/30/2020,
due 7/7/2020, repurchase
price $2,000,032,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.25%, maturing
1/15/2021 - 2/15/2042;
total market value
$2,040,005.(b)(c) 2,000,000 2,000,000

28 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Nomura Securities
International, Inc.,
0.07%, dated 6/30/2020,
due 7/1/2020, repurchase
price $1,000,002,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 2.50%, maturing
8/31/2021 - 5/15/2050;
total market value
$1,020,000.(b)(c) 1,000,000 1,000,000
Pershing LLC,
0.14%, dated 6/30/2020,
due 7/1/2020, repurchase
price $1,000,004,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 10.00%, maturing
7/23/2020 - 12/20/2069;
total market value
$1,020,000.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $9,735,933) 9,735,933
Total Investments
(cost $176,107,942) — 103.5% 165,156,431
Liabilities in excess of other assets — (3.5)% (5,644,487)
NET ASSETS — 100.0%
$ 159,511,944
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at June
30, 2020. The total value of securities on loan at June 30,
2020 was $23,815,116, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $9,735,933 and by $14,481,449 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 8.75%, and maturity dates ranging from
7/9/2020 – 2/15/2050, a total value of $24,217,382.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2020 was $9,735,933.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 57 9/2020 USD 4,097,160 36,660
36,660
At June 30, 2020, the Fund had $401,280 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT U.S. 130/30 Equity Fund - June 30, 2020 (Unaudited) - Statement of Investments - 29
Common Stocks 98.6%
Shares Value ($)
Aerospace & Defense 1.0%
Howmet Aerospace, Inc. 208,383 3,302,871
Textron, Inc. 146,062 4,806,900
8,109,771
Air Freight & Logistics 2.0%
CH Robinson Worldwide, Inc. 107,261 8,480,055
Expeditors International of
Washington, Inc. 102,033 7,758,589
16,238,644
Automobiles 2.2%
Ford Motor Co. 1,617,397 9,833,774
General Motors Co. 324,899 8,219,944
18,053,718
Biotechnology 3.8%
AbbVie, Inc. 34,340 3,371,501
Bluebird Bio, Inc.* 14,626 892,771
Gilead Sciences, Inc. 202,842 15,606,664
Incyte Corp.* 67,721 7,040,952
Sage Therapeutics, Inc.* 28,337 1,178,253
United Therapeutics Corp.* 25,747 3,115,387
31,205,528
Capital Markets 5.1%
Bank of New York Mellon
Corp. (The) 83,369 3,222,212
Charles Schwab Corp. (The) 97,116 3,276,694
Intercontinental Exchange, Inc. 152,738 13,990,801
Northern Trust Corp. 110,900 8,798,806
Raymond James Financial,
Inc. 64,010 4,405,808
State Street Corp. 122,923 7,811,756
41,506,077
Chemicals 3.6%
Ashland Global Holdings, Inc. 19,218 1,327,964
Celanese Corp. 47,700 4,118,418
Chemours Co. (The) 47,755 733,039
Corteva, Inc. 232,517 6,229,131
Dow, Inc. 165,245 6,735,386
Eastman Chemical Co. 39,600 2,757,744
Element Solutions, Inc.* 37,027 401,743
FMC Corp. 58,100 5,787,922
W R Grace & Co. 24,100 1,224,521
29,315,868
Communications Equipment 1.5%
Arista Networks, Inc.* 8,896 1,868,427
CommScope Holding Co.,
Inc.* 305,590 2,545,565
Juniper Networks, Inc. 320,300 7,322,058
11,736,050
Consumer Finance 0.6%
SLM Corp. 222,917 1,567,107
Synchrony Financial 156,638 3,471,098
5,038,205
Containers & Packaging 0.3%
Sealed Air Corp. 81,077 2,663,379
Diversified Consumer Services 0.7%
frontdoor, Inc.* 7,346 325,648
Graham Holdings Co., Class B 6,055 2,074,867
Common Stocks
Shares Value ($)
Diversified Consumer Services
H&R Block, Inc. 243,776 3,481,121
5,881,636
Electric Utilities 2.0%
Hawaiian Electric Industries,
Inc. 83,627 3,015,590
NRG Energy, Inc. 153,600 5,001,216
Pinnacle West Capital Corp. 88,975 6,520,978
Portland General Electric Co. 36,239 1,515,152
16,052,936
Electrical Equipment 0.2%
Acuity Brands, Inc. 19,824 1,897,950
Electronic Equipment, Instruments & Components 0.8%
Arrow Electronics, Inc.* 38,428 2,639,619
Avnet, Inc. 140,631 3,921,496
6,561,115
Energy Equipment & Services 0.6%
TechnipFMC plc 753,660 5,155,034
Entertainment 3.1%
Electronic Arts, Inc.* 100,459 13,265,611
Live Nation Entertainment,
Inc.* 45,400 2,012,582
Madison Square Garden
Entertainment Corp.* 2,181 163,575
Madison Square Garden
Sports Corp., Class A* 20,440 3,002,432
Take-Two Interactive Software,
Inc.* 48,600 6,783,102
25,227,302
Equity Real Estate Investment Trusts (REITs) 2.2%
American Campus
Communities, Inc. 59,091 2,065,821
Camden Property Trust 30,118 2,747,364
Equity LifeStyle Properties,
Inc. 30,691 1,917,574
Gaming and Leisure
Properties, Inc. 172,286 5,961,096
Invitation Homes, Inc. 31,069 855,329
SBA Communications Corp. 922 274,682
Spirit Realty Capital, Inc. 105,260 3,669,364
17,491,230
Food Products 3.1%
Archer-Daniels-Midland Co. 274,800 10,964,520
Hershey Co. (The) 64,616 8,375,526
Ingredion, Inc. 53,878 4,471,874
Post Holdings, Inc.* 12,662 1,109,444
24,921,364
Health Care Equipment & Supplies 2.1%
ABIOMED, Inc.* 14,436 3,487,160
Align Technology, Inc.* 40,228 11,040,172
Envista Holdings Corp.* 52,293 1,102,860
ICU Medical, Inc.* 7,126 1,313,393
16,943,585
Health Care Providers & Services 7.3%
AmerisourceBergen Corp. 92,800 9,351,456
Anthem, Inc. 56,356 14,820,501
Cardinal Health, Inc. 145,800 7,609,302

30 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
Humana, Inc. 39,743 15,410,348
McKesson Corp. 78,328 12,017,082
59,208,689
Hotels, Restaurants & Leisure 4.1%
Domino's Pizza, Inc. 23,700 8,755,728
Hilton Worldwide Holdings,
Inc. 106,400 7,815,080
Starbucks Corp. 204,100 15,019,719
Wingstop, Inc. 12,520 1,739,904
33,330,431
Household Products 0.0%
†
Kimberly-Clark Corp. 1,200 169,620
Insurance 4.3%
Alleghany Corp. 9,179 4,489,816
Allstate Corp. (The) 134,706 13,065,135
Assurant, Inc. 45,978 4,749,068
Brighthouse Financial, Inc.* 64,639 1,798,257
Everest Re Group Ltd. 13,843 2,854,427
Mercury General Corp. 23,575 960,681
MetLife, Inc. 9,799 357,860
Reinsurance Group of
America, Inc. 57,930 4,544,029
Travelers Cos., Inc. (The) 5,168 589,410
Unum Group 101,824 1,689,260
35,097,943
Interactive Media & Services 5.0%
Alphabet, Inc., Class C* 28,365 40,097,047
Facebook, Inc., Class A* 3,195 725,489
40,822,536
Internet & Direct Marketing Retail 4.0%
Amazon.com, Inc.* 11,916 32,874,099
IT Services 2.5%
Alliance Data Systems Corp. 32,937 1,486,118
DXC Technology Co. 248,752 4,104,408
GoDaddy, Inc., Class A* 29,358 2,152,822
Perspecta, Inc. 55,045 1,278,695
VeriSign, Inc.* 55,457 11,470,171
20,492,214
Machinery 0.3%
AGCO Corp. 49,412 2,740,389
Media 2.3%
Altice USA, Inc., Class A* 141,624 3,192,205
Cable One, Inc. 376 667,344
Charter Communications, Inc.,
Class A* 7,170 3,656,987
John Wiley & Sons, Inc., Class
A 68,109 2,656,251
Liberty Media Corp-Liberty
SiriusXM, Class A* 53,820 1,857,866
Omnicom Group, Inc. 123,810 6,760,026
18,790,679
Oil, Gas & Consumable Fuels 4.0%
Continental Resources, Inc. 97,651 1,711,822
EOG Resources, Inc. 205,590 10,415,190
HollyFrontier Corp. 56,800 1,658,560
Marathon Oil Corp. 650,776 3,982,749
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Phillips 66 36,498 2,624,206
Pioneer Natural Resources
Co. 95,810 9,360,637
Targa Resources Corp. 130,561 2,620,359
32,373,523
Pharmaceuticals 1.9%
Eli Lilly & Co. 41,136 6,753,709
Merck & Co., Inc. 18,274 1,413,128
Mylan NV* 428,548 6,891,052
15,057,889
Professional Services 0.1%
TriNet Group, Inc.* 17,013 1,036,772
Real Estate Management & Development 1.1%
CBRE Group, Inc., Class A* 201,980 9,133,536
Road & Rail 1.0%
Landstar System, Inc. 24,925 2,799,327
Old Dominion Freight Line, Inc. 31,312 5,310,202
8,109,529
Semiconductors & Semiconductor Equipment 2.9%
Cirrus Logic, Inc.* 13,070 807,465
Micron Technology, Inc.* 121,806 6,275,445
QUALCOMM, Inc. 178,586 16,288,829
23,371,739
Software 11.4%
Ceridian HCM Holding, Inc.* 2,744 217,517
Citrix Systems, Inc. 76,485 11,312,896
Dropbox, Inc., Class A* 108,668 2,365,702
Fortinet, Inc.* 80,100 10,995,327
Microsoft Corp. 304,332 61,934,605
New Relic, Inc.* 24,200 1,667,380
Nutanix, Inc., Class A* 14,305 339,100
Tenable Holdings, Inc.* 67,328 2,007,048
Teradata Corp.* 83,422 1,735,178
92,574,753
Specialty Retail 2.6%
AutoZone, Inc.* 10,071 11,361,297
Best Buy Co., Inc. 115,505 10,080,121
21,441,418
Technology Hardware, Storage & Peripherals 8.9%
Apple, Inc. 84,706 30,900,749
Dell Technologies, Inc., Class
C* 81,393 4,471,731
Hewlett Packard Enterprise
Co. 851,271 8,282,867
HP, Inc. 379,347 6,612,018
NCR Corp.* 16,943 293,453
NetApp, Inc. 135,463 6,010,493
Pure Storage, Inc., Class A* 37,525 650,308
Seagate Technology plc 107,909 5,223,875
Western Digital Corp. 176,041 7,772,210

NVIT U.S. 130/30 Equity Fund - June 30, 2020 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Xerox Holdings Corp. 148,092 2,264,327
72,482,031
Total Investments
(cost $757,808,701) — 98.6% 803,107,182
Other assets in excess of liabilities — 1.4% 11,339,565
NET ASSETS — 100.0%
$ 814,446,747
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
REIT Real Estate Investment Trust
OTC Total return swap contracts outstanding as of June 30, 2020 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
ABIOMED, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 10,362 23,729 23,729
AGCO Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 42,807 118,147 118,147
Altice USA, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 20,171 1,815 1,815
Ameriprise
Financial, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 54,597 164,337 164,337
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 12,330 19,605 19,605
Arena
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 21,377 63,490 63,490
Arrow Electronics,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 62,833 221,800 221,800
Arrowhead
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 11,320 906 906

32 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Ashland Global
Holdings, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 81,624 210,590 210,590
Assurant, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 13,579 55,402 55,402
Avnet, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 49,476 91,283 91,283
Bank of New
York Mellon Corp.
(The)
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 241,400 562,462 562,462
Brighthouse
Financial, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 94,066 149,565 149,565
Cable One, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 3,357 203,669 203,669
Cabot Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 41,187 73,725 73,725
Cirrus Logic, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 40,171 130,957 130,957
CommScope
Holding Co., Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 204,816 2,048 2,048
Corteva, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 127,220 110,681 110,681
Dell Technologies,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2021 11,784 31,699 31,699
Dropbox, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2021 256,054 76,816 76,816
Electronic Arts,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 1,100 1,232 1,232
Element
Solutions, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2021 136,595 84,689 84,689
Eli Lilly & Co. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2021 61,422 82,920 82,920

NVIT U.S. 130/30 Equity Fund - June 30, 2020 (Unaudited) - Statement of Investments - 33
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
EMCOR Group,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 75,320 189,053 189,053
Equity LifeStyle
Properties, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2021 29,235 24,631 24,631
Everest Re Group
Ltd.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 14,191 75,638 75,638
Expeditors
International of
Washington, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 24,900 62,250 62,250
FireEye, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 220,300 115,658 115,658
FMC Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 1,500 5,250 5,250
Ford Motor Co. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 300,783 51,133 51,133
Gaming
and Leisure
Properties, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 53,931 26,966 26,966
General Motors
Co.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 215,193 180,762 180,762
Graham Holdings
Co.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 5,857 89,554 89,554
H&R Block, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 131,138 128,097 128,097
Hanover
Insurance Group,
Inc. (The)
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 3,367 18,417 18,417
Hershey Co. (The) 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 11,254 42,428 42,428
HollyFrontier
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 25,580 25,324 25,324
Howmet
Aerospace, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 66,260 28,492 28,492

34 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
HP, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 262,184 261,188 261,188
ICU Medical, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 12,973 155,676 155,676
II-VI, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 56,277 61,905 61,905
Incyte Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 33,594 85,329 85,329
Invitation Homes,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2021 128,178 38,453 38,453
Jacobs
Engineering
Group, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 43,528 100,114 100,114
John Wiley &
Sons, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2021 6,203 744 744
Kimberly-Clark
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 98,531 544,876 544,876
Landstar System,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 9,993 48,266 48,266
Liberty Media
Corp-Liberty
SiriusXM
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2021 15,327 36,478 36,478
Lincoln National
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 86,154 184,370 184,370
LPL Financial
Holdings, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 22,312 125,617 125,617
Madison
Square Garden
Entertainment
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 21,725 53,661 53,661
Madison Square
Garden Sports
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 30,669 47,230 47,230
ManpowerGroup,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 53,909 53,909 53,909

NVIT U.S. 130/30 Equity Fund - June 30, 2020 (Unaudited) - Statement of Investments - 35
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Marriott Vacations
Worldwide Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 11,533 54,320 54,320
Mercury General
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 55,734 49,603 49,603
Molina
Healthcare, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 19,800 176,022 176,022
Momenta
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 32,845 123,497 123,497
Mosaic Co. (The) 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 196,548 84,516 84,516
Mylan NV 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 63,450 12,056 12,056
NCR Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 191,839 211,023 211,023
NetApp, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 48,020 18,248 18,248
Northern Trust
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 14,400 55,296 55,296
Nutanix, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 20,200 21,311 21,311
Omnicom Group,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 12,142 29,990 29,990
Pilgrim's Pride
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 19,113 3,823 3,823
Pinnacle West
Capital Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 2,600 5,824 5,824
Portland General
Electric Co.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 42,399 81,194 81,194
Post Holdings,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2021 13,953 23,581 23,581

36 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Pure Storage, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2021 104,901 12,588 12,588
QUALCOMM, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 10,243 32,675 32,675
Raymond James
Financial, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 27,607 77,299 77,299
Reinsurance
Group of America,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 23,847 82,511 82,511
RingCentral, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 7,915 33,876 33,876
Roku, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 5,800 34,916 34,916
SLM Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 250,655 90,236 90,236
Spirit Realty
Capital, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 34,562 38,191 38,191
Sprouts Farmers
Market, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 43,103 37,500 37,500
Synchrony
Financial
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 271,731 209,233 209,233
Targa Resources
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 27,369 51,727 51,727
Teradata Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 150,630 73,809 73,809
Textron, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 71,488 76,492 76,492
Trade Desk, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 2,300 1,219 1,219
Travelers Cos.,
Inc. (The)
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 102,189 311,676 311,676
TriNet Group, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 239 531 531

NVIT U.S. 130/30 Equity Fund - June 30, 2020 (Unaudited) - Statement of Investments - 37
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Twilio, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 12,581 21,765 21,765
United
Therapeutics
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 41,909 51,967 51,967
Unum Group 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 125,520 134,306 134,306
VeriSign, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 5,300 16,907 16,907
Voya Financial,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 48,983 70,536 70,536
W.R. Grace & Co. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 59,993 112,187 112,187
WEC Energy
Group, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 94,138 198,631 198,631
Xerox Holdings
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 133,197 63,934 63,934
8,128,052 8,128,052
ACADIA
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 32,160 (17,366) (17,366)
Agilent
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 7,975 (8,868) (8,868)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 326,085 (84,782) (84,782)
Alteryx, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 23,500 (43,710) (43,710)
Amcor plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2021 440,051 (237,628) (237,628)
Amphenol Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 42,879 (89,099) (89,099)
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 840,393 (201,695) (201,695)
ANSYS, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 15,719 (135,969) (135,969)
Antero Midstream
Corp.
Increases in total
return of reference
entity
OBFR - 1.93% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 98,522 (2,956) (2,956)

38 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Arista Networks,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 14,740 (8,844) (8,844)
Berry Global
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 100,897 (348,095) (348,095)
Bio-Rad
Laboratories, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 12,786 (242,167) (242,167)
Bio-Techne Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 21,740 (165,659) (165,659)
Black Knight, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 54,468 (14,389) (14,389)
CarMax, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 47,944 (142,394) (142,394)
Carvana Co. Increases in total
return of reference
entity
OBFR - 0.25%
to 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 10,824 (30,199) (30,199)
Catalent, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 45,073 (10,818) (10,818)
ChemoCentryx,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 6,260 (23,475) (23,475)
Cognex Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 52,417 (56,610) (56,610)
Conagra Brands,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 157,900 (399,487) (399,487)
Copart, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 49,680 (159,117) (159,117)
eHealth, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 8,667 (60,322) (60,322)
Emergent
BioSolutions, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 32,677 (124,173) (124,173)
Entegris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 40,134 (67,826) (67,826)
Envestnet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 34,789 (137,069) (137,069)
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 11,359 (67,927) (67,927)
F5 Networks, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 51,054 (32,675) (32,675)

NVIT U.S. 130/30 Equity Fund - June 30, 2020 (Unaudited) - Statement of Investments - 39
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Fidelity National
Information
Services, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 29,227 (104,633) (104,633)
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 41,900 (113,130) (113,130)
Fluor Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 17,356 (14,579) (14,579)
frontdoor, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 17,300 (3,287) (3,287)
Gap, Inc. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 272,567 (149,912) (149,912)
Gentex Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 164,739 (93,901) (93,901)
Global Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 25,827 (173,041) (173,041)
Guardant Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 12,990 (6,235) (6,235)
Hanesbrands, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 325,342 (270,034) (270,034)
HealthEquity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 47,199 (38,231) (38,231)
IHS Markit Ltd. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 58,075 (163,191) (163,191)
Immunomedics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 17,997 (1,260) (1,260)
Ingersoll Rand,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 153,520 (136,633) (136,633)
Keurig Dr Pepper,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 151,437 (27,259) (27,259)
Kinsale Capital
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 5,333 (53,330) (53,330)
KKR & Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 178,829 (230,689) (230,689)
L3Harris
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 23,791 (1,427) (1,427)
Leggett & Platt,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 105,348 (328,686) (328,686)
Linde plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 24,600 (130,134) (130,134)

40 - Statement of Investments - June 30, 2020 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Marsh &
McLennan Cos.,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 39,388 (103,197) (103,197)
Mercury Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 32,232 (6,124) (6,124)
MongoDB, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 11,600 (21,228) (21,228)
Moody's Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 14,953 (85,980) (85,980)
New Residential
Investment Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 557,871 (161,783) (161,783)
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.93% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 56,941 (65,482) (65,482)
Omega
Healthcare
Investors, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 121,714 (110,760) (110,760)
Q2 Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 44,380 (70,120) (70,120)
Raytheon
Technologies
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 71,706 (180,699) (180,699)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 23,100 (164,241) (164,241)
RLI Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 8,183 (26,758) (26,758)
Seattle Genetics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 15,670 (67,851) (67,851)
Splunk, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 14,048 (26,691) (26,691)
STAG Industrial,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 12,318 (16,136) (16,136)
Stericycle, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 77,202 (96,502) (96,502)
Take-Two
Interactive
Software, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 12,670 (20,399) (20,399)
TCF Financial
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 32,135 (74,232) (74,232)
TechnipFMC plc 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 93,082 (18,616) (18,616)

NVIT U.S. 130/30 Equity Fund - June 30, 2020 (Unaudited) - Statement of Investments - 41
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Tesla, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 5,195 (623,764) (623,764)
Thermo Fisher
Scientific, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 14,855 (172,466) (172,466)
Thor Industries,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 52,400 (27,772) (27,772)
TJX Cos., Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 77,659 (79,212) (79,212)
Toro Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 58,949 (86,655) (86,655)
Trex Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 17,405 (52,563) (52,563)
Truist Financial
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 125,022 (200,035) (200,035)
Two Harbors
Investment Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 312,448 (113,489) (113,489)
Ubiquiti, Inc. Increases in total
return of reference
entity
OBFR - 0.25%
to 1.55% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 12,261 (33,840) (33,840)
Under Armour,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 175,396 (110,499) (110,499)
ViacomCBS, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 223,072 (288,355) (288,355)
Walt Disney Co.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 36,669 (88,372) (88,372)
Williams Cos., Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 18,065 (9,213) (9,213)
WPX Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 147,253 (36,813) (36,813)
(8,192,758) (8,192,758)
– –
(64,706) (64,706)
Financing Costs of Swap Contracts (4,509) (4,509)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (69,215) (69,215)
At June 30, 2020, the Fund had $86,859 segregated as collateral for swap contracts.
LIBOR London Interbank Offered Rate
OBFR Overnight Bank Funding Rate
The accompanying notes are an integral part of these financial statements.

42 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - 40 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS International
Equity Insights Fund
NVIT GS Large Cap
Equity Insight Fund
Assets:
Investment securities, at value
*
$ 1,367,786,017 $ 2,479,947,797
Repurchase agreement, at value 20,285,202 9,954,728
Cash 8,259,434 19,340,428
Cash pledged for swap contracts — —
Deposits with broker for futures contracts 3,394,356 —
Foreign currencies, at value 23,610,793 —
Interest and dividends receivable 1,048,308 1,716,524
Security lending income receivable 26,844 16,392
Receivable for investments sold 1,166,975 —
Reclaims receivable 1,074,771 —
Swap contracts, at value (Note 2) — —
Receivable for variation margin on futures contracts 45,474 —
Due from broker — —
Prepaid offering costs — —
Prepaid expenses 8,648 14,418
Total Assets 1,426,706,822 2,510,990,287
Liabilities:
Payable for investments purchased 1,440,225 —
Payable for capital shares redeemed 350,781 561,222
Swap contracts, at value (Note 2) — —
Payable upon return of securities loaned (Note 2) 20,285,202 9,954,728
Accrued expenses and other payables:
Investment advisory fees 817,588 1,084,924
Fund administration fees 51,205 74,207
Accounting and transfer agent fees 2,972 3,028
Trustee fees 9,048 4,739
Due to custodian — —
Custodian fees 9,263 18,253
Compliance program costs (Note 3) 1,221 2,434
Offering costs 30,322 33,198
Professional fees 12,804 13,066
Printing fees 17,650 16,293
Other 16,690 23,286
Total Liabilities 23,044,971 11,789,378
Net Assets $ 1,403,661,851 $ 2,499,200,909
* Includes value of securities on loan (Note 2) 52,213,142 119,143,303
Cost of investment securities 1,354,302,691 2,273,368,623
Cost of repurchase agreement 20,285,202 9,954,728
Cost of foreign currencies 23,390,807 —
Represented by:
Capital $ 1,583,158,272 $ 2,430,083,936
Total distributable earnings (loss) (179,496,421) 69,116,973
Net Assets $ 1,403,661,851 $ 2,499,200,909

40 Act Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 43
NVIT GS Small Cap Equity Insights Fund NVIT U.S. 130/30 Equity Fund
$ 155,420,498 $ 803,107,182
9,735,933 —
4,167,874 11,640,071
— 86,859
401,280 —
— —
110,446 1,056,773
7,088 —
658,156 3,534,910
— —
— 8,128,052
41,040 —
— 1,900
— 19,046
988 4,672
170,543,303 827,579,465
568,217 4,147,110
41,799 187,244
— 8,197,267
9,735,933 —
90,535 514,018
12,435 30,244
3,377 1,384
390 1,465
508,934 —
3,092 21,852
191 796
34,979 —
13,821 19,724
15,617 8,804
2,039 2,810
11,031,359 13,132,718
$ 159,511,944 $ 814,446,747
23,815,116 —
166,372,009 757,808,701
9,735,933 —
— —
$ 175,606,310 $ 806,877,254
(16,094,366) 7,569,493
$ 159,511,944 $ 814,446,747

44 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - 40 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS International
Equity Insights Fund
NVIT GS Large Cap
Equity Insight Fund
Net Assets:
Class Y Shares $ 1,403,661,851 $ 2,499,200,909
Total $ 1,403,661,851 $ 2,499,200,909
Shares Outstanding (unlimited number of shares authorized):
Class Y Shares 157,226,348 241,298,885
Total 157,226,348 241,298,885
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares $ 8 .93 $ 10 .36
Amounts designated as "—" are zero or have been rounded to zero.

40 Act Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 45
NVIT GS Small Cap Equity Insights Fund NVIT U.S. 130/30 Equity Fund
$ 159,511,944 $ 814,446,747
$ 159,511,944 $ 814,446,747
17,174,108 81,184,007
17,174,108 81,184,007
$ 9 .29 $ 10 .03

46 - Statements of Operations - For the Six Months Ended June 30, 2020 (Unaudited) - 40 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Insight Fund
INVESTMENT INCOME:
Dividend income $ 20,587,289 $ 18,538,181
Income from securities lending (Note 2) 120,895 125,285
Interest income — 74,932
Foreign tax withholding (2,138,075) (18,488)
Total Income 18,570,109 18,719,910
EXPENSES:
Investment advisory fees 5,005,928 6,449,012
Fund administration fees 206,360 347,894
Professional fees 48,679 71,001
Printing fees 14,854 12,535
Trustee fees 25,168 41,883
Custodian fees 34,131 47,792
Offering costs^ 24,932 24,932
Accounting and transfer agent fees 2,506 2,411
Compliance program costs (Note 3) 3,495 5,727
Other 64,913 37,548
Total expenses before 5,430,966 7,040,735
Earnings credit (Note 4) — —
Net Expenses 5,430,966 7,040,735
NET INVESTMENT INCOME 13,139,143 11,679,175
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (205,192,401) (165,372,052)
Expiration or closing of futures contracts (Note 2) (34,767) —
Foreign currency transactions (Note 2) 482,021 —
Expiration or closing of swap contracts (Note 2) — —
Net realized gains (losses) (204,745,147) (165,372,052)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (33,095,993) 86,613,057
Futures contracts (Note 2) 289,694 —
Translation of assets and liabilities denominated in foreign currencies (94,598) —
Swap contracts (Note 2) — —
Net change in unrealized appreciation/depreciation (32,900,897) 86,613,057
Net realized/unrealized gains (losses) (237,646,044) (78,758,995)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (224,506,901) $ (67,079,820)
Amounts designated as "—" are zero or have been rounded to zero.
^ Amounts are amortized over 12-month period.

40 Act Funds - For the Six Months Ended June 30, 2020 (Unaudited) - Statements of Operations - 47
NVIT GS Small Cap Equity Insights Fund NVIT U.S. 130/30 Equity Fund
$ 1,083,241 $ 7,004,255
30,452 —
5,592 45,161
(4,629) —
1,114,656 7,049,416
558,745 3,055,697
51,027 129,772
22,532 53,138
10,966 6,912
2,799 13,990
4,331 25,727
24,932 26,680
2,318 1,129
362 1,888
3,106 7,583
681,118 3,322,516
— (9,005)
681,118 3,313,511
433,538 3,735,905
(9,312,835) (24,676,678)
(126,976) —
— —
— (15,412,974)
(9,439,811) (40,089,652)
(23,754,283) (3,321,267)
36,660 —
— —
— (1,314,531)
(23,717,623) (4,635,798)
(33,157,434) (44,725,450)
$ (32,723,896) $ (40,989,545)

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - 40 Act Funds
NVIT GS International Equity Insights Fund
Six Months Ended
June 30, 2020 (Unaudited)
Period Ended
December 31, 2019(a)
OPERATIONS:
Net investment income $ 13,139,143 $ 574,476
Net realized gains (losses) (204,745,147) (3,288,756)
Net change in unrealized appreciation/depreciation (32,900,897) 46,897,517
Change in net assets resulting from operations (224,506,901) 44,183,237
Distributions to Shareholders From:
Distributable earnings:
Class Y — —
Change in net assets from shareholder distributions — —
Change in net assets from capital transactions (50,911,839) 1,634,897,354
Change in net assets (275,418,740) 1,679,080,591
Net Assets:
Beginning of period 1,679,080,591 —
End of period $ 1,403,661,851 $ 1,679,080,591
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 33,284,329 $ 1,695,700,891
Dividends reinvested — —
Cost of shares redeemed (84,196,168) (60,803,537)
Total Class Y Shares (50,911,839) 1,634,897,354
Change in net assets from capital transactions $ (50,911,839) $ 1,634,897,354
SHARE TRANSACTIONS:
Class Y Shares
Issued 3,848,902 168,962,296
Reinvested — —
Redeemed (9,560,823) (6,024,027)
Total Class Y Shares (5,711,921) 162,938,269
Total change in shares (5,711,921) 162,938,269
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from November 15, 2019 (commencement of operations) through December 31, 2019.
(b) For the period from October 25, 2019 (commencement of operations) through December 31, 2019.
(c) For the period from October 11, 2019 (commencement of operations) through December 31, 2019.

40 Act Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 49
NVIT GS Large Cap Equity Insight Fund NVIT GS Small Cap Equity Insights Fund
Six Months Ended
June 30, 2020 (Unaudited)
Period Ended
December 31, 2019(b)
Six Months Ended
June 30, 2020 (Unaudited)
Period Ended
December 31, 2019(c)
$ 11,679,175 $ 7,638,245 $ 433,538 $ 304,642
(165,372,052) 13,220,699 (9,439,811) 3,763,974
86,613,057 119,966,117 (23,717,623) 12,802,772
(67,079,820) 140,825,061 (32,723,896) 16,871,388
— (4,637,035) — (252,406)
— (4,637,035) — (252,406)
(134,223,043) 2,564,315,746 (5,489,985) 181,106,843
(201,302,863) 2,700,503,772 (38,213,881) 197,725,825
2,700,503,772 — 197,725,825 —
$ 2,499,200,909 $ 2,700,503,772 $ 159,511,944 $ 197,725,825
$ 17,717,960 $ 2,691,477,269 $ 4,291,106 $ 199,941,282
— 4,637,035 — 252,406
(151,941,003) (131,798,558) (9,781,091) (19,086,845)
(134,223,043) 2,564,315,746 (5,489,985) 181,106,843
$ (134,223,043) $ 2,564,315,746 $ (5,489,985) $ 181,106,843
1,915,405 267,159,432 475,425 19,499,286
— 448,456 — 22,988
(15,477,515) (12,746,893) (1,082,228) (1,741,363)
(13,562,110) 254,860,995 (606,803) 17,780,911
(13,562,110) 254,860,995 (606,803) 17,780,911

50 - Statement of Changes in Net Assets - June 30, 2020 (Unaudited) - 40 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT U.S. 130/30 Equity Fund
Six Months Ended
June 30, 2020
(Unaudited)
Period Ended
December 31,
2019(a)
OPERATIONS:
Net investment income $ 3,735,905 $ 1,705,596
Net realized losses (40,089,652) (3,253,267)
Net change in unrealized appreciation/depreciation (4,635,798) 49,865,064
Change in net assets resulting from operations (40,989,545) 48,317,393
Distributions to Shareholders From:
Distributable earnings:
Class Y — (718)
Return of capital:
Class Y — (1,283,951)
Change in net assets from shareholder distributions — (1,284,669)
Change in net assets from capital transactions (42,246,281) 850,649,849
Change in net assets (83,235,826) 897,682,573
Net Assets:
Beginning of period 897,682,573 —
End of period $ 814,446,747 $ 897,682,573
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 5,924,812 $ 880,870,106
Dividends reinvested — 1,284,669
Cost of shares redeemed (48,171,093) (31,504,926)
Total Class Y Shares (42,246,281) 850,649,849
Change in net assets from capital transactions $ (42,246,281) $ 850,649,849
SHARE TRANSACTIONS:
Class Y Shares
Issued 649,256 88,486,694
Reinvested — 125,089
Redeemed (5,009,360) (3,067,672)
Total Class Y Shares (4,360,104) 85,544,111
Total change in shares (4,360,104) 85,544,111
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from October 25, 2019 (commencement of operations) through December 31, 2019.

40 Act Funds - June 30, 2020 (Unaudited) - Financial Highlights - 51
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
NVIT GS International Equity
Insights Fund
Class Y Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10.31 0.08 (1.46) (1.38) — — — $ 8.93 (13.39)%(e) $ 1,403,661,851 0.77% 1.87% 0.77% 77.59%
Period Ended December 31,
2019(f) $ 10.00 — 0.31 0.31 — — — $ 10.31 3.10%(e) $ 1,679,080,591 0.74% 0.30% 0.74% 12.52%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) For the period from November 15, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of November
14, 2019 through December 31, 2019.

52 - Financial Highlights - June 30, 2020 (Unaudited) - 40 Act Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
NVIT GS Large Cap Equity Insight
Fund
Class Y Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10 .60 0.05 (0.29) (0.24) — — — $ 10 .36 ( 2 .26 ) % $ 2,499,200,909 0.58% 0.96% 0.58% 104.80%
Period Ended December 31, 2019(e) $ 10 .00 0.03 0.59 0.62 (0.02) — (0.02) $ 10 .60 6 .19% $ 2,700,503,772 0.56% 1.65% 0.56% 42.61%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) For the period from October 25, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 24,
2019 through December 31, 2019.

40 Act Funds - June 30, 2020 (Unaudited) - Financial Highlights - 53
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
NVIT GS Small Cap Equity
Insights Fund
Class Y Shares
Six Months Ended June 30,
2020 (Unaudited) $ 11.12 0.03 (1.86) (1.83) — — — $ 9.29 (16.46)% $ 159,511,944 0.86% 0.55% 0.86% 71.23%
Period Ended December 31,
2019(e) $ 10.00 0.02 1.11 1.13 (0.01) — (0.01) $ 11.12 11.34% $ 197,725,825 0.80% 0.72% 0.80% 41.80%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) For the period from October 11, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 10,
2019 through December 31, 2019.

54 - Financial Highlights - June 30, 2020 (Unaudited) - 40 Act Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
NVIT U.S. 130/30 Equity Fund
Class Y Shares
Six Months Ended June 30,
2020 (Unaudited) $ 10.49 0.04 (0.50) (0.46) — — — — $ 10.03 (4.39)% $ 814,446,747 0.83% 0.93% 0.83% 50.69%
Period Ended December 31, 2019(e) $ 10.00 0.02 0.48 0.50 — — (0.01) (0.01) $ 10.49 5.05% $ 897,682,573 0.80% 1.12% 0.80% 34.72%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) For the period from October 25, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 24,
2019 through December 31, 2019.

40 Act Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 55
Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of June 30, 2020, the Trust operates
sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the four (4) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT GS International Equity Insights Fund ("GS International")
NVIT GS Large Cap Equity Insights Fund ("GS Large Cap")
NVIT GS Small Cap Equity Insights Fund ("GS Small Cap")
NVIT U.S. 130/30 Equity Fund ("U.S. 130/30")
The Funds currently offer Class Y shares.
Each of the Funds is a diversified fund, as defined in the 1940
Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time.” Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades.
Shares of registered open-end management investment
companies are valued at net asset value (“NAV”) as reported
by such company. Shares of exchange traded funds are
generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited
partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes.
Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Equity securities, shares of registered open-end management

56 - Notes to Financial Statements - June 30, 2020 (Unaudited) - 40 Act Funds
investment companies, shares of exchange traded funds and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2020. Please refer to the
Statements of Investments for additional information on portfolio holdings.
GS International
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 3,199,032 $ – $ 3,199,032
Air Freight & Logistics – 15,338,498 – 15,338,498
Auto Components – 9,223,356 – 9,223,356
Automobiles – 21,534,136 – 21,534,136
Banks – 49,789,497 – 49,789,497
Beverages – 9,077,646 – 9,077,646
Biotechnology – 15,928,119 – 15,928,119
Building Products – 5,560,707 – 5,560,707
Capital Markets – 64,866,219 – 64,866,219
Chemicals – 19,072,880 – 19,072,880
Commercial Services & Supplies – 30,574,948 – 30,574,948
Communications Equipment – 864,091 – 864,091
Construction & Engineering – 12,954,895 – 12,954,895
Construction Materials – 238,187 – 238,187
Containers & Packaging – 519,613 – 519,613
Distributors – 1,788,342 – 1,788,342

40 Act Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 57
Level 1 Level 2 Level 3 Total
Assets:
Diversified Consumer Services $ – $ 1,785,585 $ – $ 1,785,585
Diversified Financial Services – 29,064,372 – 29,064,372
Diversified Telecommunication Services – 20,607,418 – 20,607,418
Electric Utilities – 28,487,367 – 28,487,367
Electrical Equipment – 46,481,077 – 46,481,077
Electronic Equipment, Instruments &
Components – 7,973,055 – 7,973,055
Entertainment – 28,031,596 – 28,031,596
Equity Real Estate Investment Trusts
(REITs) – 11,501,351 – 11,501,351
Food & Staples Retailing – 40,027,176 – 40,027,176
Food Products – 75,199,226 – 75,199,226
Gas Utilities – 2,192,436 – 2,192,436
Health Care Equipment & Supplies – 13,628,525 – 13,628,525
Health Care Providers & Services – 2,160,204 – 2,160,204
Hotels, Restaurants & Leisure 602,330 6,313,054 – 6,915,384
Household Durables – 19,874,528 – 19,874,528
Household Products – 25,106,307 – 25,106,307
Industrial Conglomerates – 4,924,243 – 4,924,243
Insurance – 49,055,313 – 49,055,313
Interactive Media & Services – 9,685,373 – 9,685,373
Internet & Direct Marketing Retail – 12,532,485 – 12,532,485
IT Services – 50,837,033 – 50,837,033
Leisure Products – 10,198,780 – 10,198,780
Life Sciences Tools & Services – 29,248,378 – 29,248,378
Machinery – 15,762,496 – 15,762,496
Marine – 5,455,008 – 5,455,008
Media – 8,808,981 – 8,808,981
Metals & Mining 13,439,099 79,052,582 – 92,491,681
Multiline Retail – 9,128,587 – 9,128,587
Oil, Gas & Consumable Fuels 474,137 19,003,450 – 19,477,587
Paper & Forest Products – 1,278,614 – 1,278,614
Personal Products 6,151,993 – – 6,151,993
Pharmaceuticals 10,458,998 168,926,144 – 179,385,142
Professional Services – 35,487,141 – 35,487,141
Real Estate Management & Development – 10,177,507 – 10,177,507
Road & Rail – 7,616,765 – 7,616,765
Semiconductors & Semiconductor
Equipment – 73,160,051 – 73,160,051
Software – 3,996,910 – 3,996,910
Specialty Retail – 20,421,612 – 20,421,612
Technology Hardware, Storage &
Peripherals – 6,704,989 – 6,704,989
Textiles, Apparel & Luxury Goods – 14,605,872 – 14,605,872
Tobacco – 34,822,338 – 34,822,338
Trading Companies & Distributors – 2,661,392 – 2,661,392
Transportation Infrastructure – 1,286,563 – 1,286,563
Wireless Telecommunication Services 480,224 31,858,196 – 32,338,420
Total Common Stocks $ 31,606,781 $ 1,335,660,246 $ – $ 1,367,267,027
Futures Contracts 424,498 – – 424,498
Repurchase Agreements – 20,285,202 – 20,285,202
Right 518,990 – – 518,990
Total Assets $ 32,550,269 $ 1,355,945,448 $ – $ 1,388,495,717
Liabilities:
Futures Contracts $ (134,804) $ – $ – $ (134,804)
Total Liabilities $ (134,804) $ – $ – $ (134,804)
Total $ 32,415,465 $ 1,355,945,448 $ – $ 1,388,360,913

58 - Notes to Financial Statements - June 30, 2020 (Unaudited) - 40 Act Funds
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.
Swap Contracts
Total Return Swap Contracts — Certain Funds entered into
total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly
in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment
performance that would have been achieved if the notional
amount of the total return swap contract had been invested
in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest.
The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Certain Funds entered into total return swap contracts on a net basis, which means that the two payment streams are netted
out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at
the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not
GS Large Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,479,947,797 $ – $ – $ 2,479,947,797
Repurchase Agreements – 9,954,728 – 9,954,728
Total $ 2,479,947,797 $ 9,954,728 $ – $ 2,489,902,525
GS Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 155,420,498 $ – $ – $ 155,420,498
Futures Contracts 36,660 – – 36,660
Repurchase Agreements – 9,735,933 – 9,735,933
Total $ 155,457,158 $ 9,735,933 $ – $ 165,193,091
U.S. 130/30
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 803,107,182 $ – $ – $ 803,107,182
Total Return Swaps* – 8,128,052 – 8,128,052
Total Assets $ 803,107,182 $ 8,128,052 $ – $ 811,235,234
Liabilities:
Total Return Swaps* $ – $ (8,197,267) $ – $ (8,197,267)
Total Liabilities $ – $ (8,197,267) $ – $ (8,197,267)
Total $ 803,107,182 $ (69,215) $ – $ 803,037,967
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
* Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).

40 Act Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 59
involve the delivery of securities or other underlying assets.
Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-
market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data
factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments
within the hierarchy.
Certain Funds' swap agreements are disclosed in the
Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Variation margin receivable/payable on centrally cleared interest rate swap contracts” for centrally cleared swaps, in a table in the
Statement of Investments, and in the Statements of Operations
under “Net realized gains (losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/
depreciation in the value of swap contracts.”, as applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts.”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2020:
GS International
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk Receivable for variation margin on futures contracts $ 424,498
Total $ 424,498
Liabilities:
Futures Contracts(a)
Equity risk Receivable for variation margin on futures contracts $ (134,804)
Total $ (134,804)

60 - Notes to Financial Statements - June 30, 2020 (Unaudited) - 40 Act Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2020
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2020
GS Small Cap
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk Receivable for variation margin on futures contracts $ 36,660
Total $ 36,660
U.S. 130/30
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts
(b)
Equity risk Swap contracts, at value $ 8,128,052
Total $ 8,128,052
Liabilities:
Swap Contracts
(b)
Equity risk Swap contracts, at value $ (8,19 7 , 267 )
Total $ (8,19 7 , 267 )
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
(b) Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
GS International
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (34,767)
Total $ (34,767)
GS Small Cap
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (126,976)
Total $ (126,976)
U.S. 130/30
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ (15,412,974)
Total $ (15,412,974)
GS International
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 289,694
Total $ 289,694
GS Small Cap
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 36,660
Total $ 36,660

40 Act Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 61
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2020:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain
Funds mitigate their counterparty risk, certain Funds entered into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or a similar
agreement with each of their derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between
certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may,
under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement
typically permit a single net payment in the event of default
(close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts, OTC swaptions, and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2020:
U.S. 130/30
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ ( 1,314 , 531 )
Total $ ( 1,314 , 531 )
GS International
Futures Contracts:
Average Notional Balance Long $13,884,512
GS Small Cap
Futures Contracts:
Average Notional Balance Long $585,309
U.S. 130/30
Total Return Swaps:
Average Notional Balance — Receives Float Rate $247,230,771
Average Notional Balance — Pays Float Rate $243,080,305
U.S. 130/30
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
JPMorgan Chase Bank NA Swap Contracts $ 8,128,052 $ (8,128,052) $ — $ —
Total $ 8,128,052 $ (8,128,052) $ — $ —
Amounts designated as “—” are zero.

62 - Notes to Financial Statements - June 30, 2020 (Unaudited) - 40 Act Funds
Securities Lending
During the six months ended June 30, 2020, certain
funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to
any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest
income”, as applicable, on the Statements of Operations. The
Funds also receive interest that would have been earned on
the securities loaned while simultaneously seeking to earn
income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less
expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and
reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good
standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2020, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received,
please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to
make the Fund whole. These remedies include purchasing
replacement securities by applying the collateral held from
the defaulting borrower against the purchase cost of the
replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by
purchasing replacement securities at JPMorgan’s expense, or
paying the Fund an amount equal to the market value of the
replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.
At June 30, 2020, the Securities Lending Agency Agreement
does not permit the Funds to enforce a netting arrangement.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
JPMorgan Chase Bank NA Swap Contracts $ (8,197,267) $ 8,128,052 $ — $ (69,215)
Total $ (8,197,267) $ 8,128,052 $ — $ (69,215)
Amounts designated as “—” are zero.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
GS International $ 20,285,202
GS Large Cap 9,954,728
GS Small Cap 9,735,933

40 Act Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 63
Joint Repurchase Agreements
During the six months ended June 30, 2020, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan,
the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a
pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share
of proceeds from any repurchase or other disposition of the
underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon
or JPMorgan takes possession of the collateral pledged for
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value
is equal to or greater than the repurchase price, including
accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the
seller of the security, realization of the collateral by the Funds may be delayed or limited.
At June 30, 2020, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
At June 30, 2020, the joint repos on a gross basis were as follows:
Bank of America NA, 0.09%, dated 6/30/2020, due 7/1/2020, repurchase price $147,421,822, collateralized by U.S. Government
Agency Securities, 3.00%, maturing 7/20/2049; total market value $150,369,883
BofA Securities, Inc., 0.09%, dated 6/30/2020, due 7/1/2020, repurchase price $32,000,080, collateralized by U.S. Government Agency
Securities, 0.15%, maturing 12/14/2020; total market value $32,643,027.
CF Secured, LLC, 0.09%, dated 6/30/2020, due 7/1/2020, repurchase price $42,960,808, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 5.00%, maturing 9/8/2020 - 7/20/2069; total market value $43,820,027.
NatWest Markets Securities, Inc., 0.08%, dated 6/30/2020, due 7/7/2020, repurchase price $150,002,333, collateralized by U.S.
Government Treasury Securities, ranging from 0.13% - 4.25%, maturing 1/15/2021 - 2/15/2042; total market value $153,000,412.
Nomura Securities International, Inc., 0.07%, dated 6/30/2020, due 7/1/2020, repurchase price $86,100,167, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 8/31/2021 - 5/15/2050; total market value $87,822,005.
Pershing LLC, 0.14%, dated 6/30/2020, due 7/1/2020, repurchase price $69,200,269, collateralized by U.S. Government Agency and
Treasury Securities, ranging from 0.00% - 10.00%, maturing 7/23/2020 - 12/20/2069; total market value $70,584,025.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
GS International
Bank of America
NA $ 2,285,202 $ – $ 2,285,202 $ (2,285,202) $ –
GS International
BofA Securities,
Inc. 2,000,000 – 2,000,000 (2,000,000) –
GS International
NatWest Markets
Securities, Inc. 7,000,000 – 7,000,000 (7,000,000) –
GS International
Nomura Securities
International, Inc. 8,000,000 – 8,000,000 (8,000,000) –

64 - Notes to Financial Statements - June 30, 2020 (Unaudited) - 40 Act Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
GS International Pershing LLC $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Total $ 20,285,202 $ – $ 20,285,202 $ (20,285,202) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
GS Large Cap
Bank of America
NA $ 4,954,728 $ – $ 4,954,728 $ (4,954,728) $ –
GS Large Cap CF Secured, LLC 1,000,000 – 1,000,000 (1,000,000) –
GS Large Cap
NatWest Markets
Securities, Inc. 3,000,000 – 3,000,000 (3,000,000) –
GS Large Cap
Nomura Securities
International, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Total $ 9,954,728 $ – $ 9,954,728 $ (9,954,728) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
GS Small Cap
Bank of America
NA $ 5,735,933 $ – $ 5,735,933 $ (5,735,933) $ –
GS Small Cap
NatWest Markets
Securities, Inc. 2,000,000 – 2,000,000 (2,000,000) –
GS Small Cap
Nomura Securities
International, Inc. 1,000,000 – 1,000,000 (1,000,000) –
GS Small Cap Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 9,735,933 $ – $ 9,735,933 $ (9,735,933) $ –
Amounts designated as "−" are zero or have been rounded to zero.
*
At June 30, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

40 Act Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 65
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as
applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statements of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with
the requirements of Subchapter M of the U.S. Internal Revenue
Code of 1986, as amended, and to make distributions of net
investment income and net realized capital gains sufficient
to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.

66 - Notes to Financial Statements - June 30, 2020 (Unaudited) - 40 Act Funds
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investments of the assets and supervises
the daily business affairs of the Funds in accordance with
policies and procedures established by the Board of Trustees.
NFA has selected the subadviser for each of the Funds as
noted below, and provides investment management evaluation
services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2020, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2020, the Fund paid investment advisory fees to NFA according to the following schedule.
For the six months ended June 30, 2020, the Funds' effective advisory fee rates were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
Fund Subadviser
GS International Goldman Sachs Asset Management, L.P. (“GSAM”)
GS Large Cap GSAM
GS Small Cap GSAM
U.S. 130/30 Jacobs Levy Equity Management, Inc.
Fund Fee Schedule
Advisory Fee
(annual rate)
GS International Up to $200 million 0.78%
$200 million up to $500 million 0.73%
$500 million up to $1 billion 0.70%
$1 billion up to $2 billion 0.68%
$2 billion and more 0.67%
GS Large Cap Up to $200 million 0.58%
$200 million up to $500 million 0.55%
$500 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion and more 0.51%
GS Small Cap Up to $100 million 0.72%
$100 million up to $200 million 0.68%
$200 million and more 0.66%
U.S. 130/30 Up to $200 million 0.93%
$200 million up to $500 million 0.73%
$500 million and more 0.68%
Fund
Effective Advisory
Fee Rate
GS International 0.71%
GS Large Cap 0.53
GS Small Cap 0.71
U.S. 130/30 0.76

40 Act Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 67
For the six months ended June 30, 2020, NFM earned $735,053
in fees from the Funds under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2020, the Funds’ aggregate
portion of such costs amounted to $11,472.
Line of Credit, Interfund Lending and Earnings Credit
The Trust and NMF (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate of
1.00% per annum plus the higher of (a) the one month London
Interbank Offered Rate or (b) the Federal Funds Rate. Interest
costs, if any, would be shown on the Statement of Operations.
No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 9, 2020. During the six months ended June 30, 2020, the Funds had no borrowings
under the line of credit.
Each Fund is not yet a party to this agreement, although it will be added as a party upon renewal of the agreement.
Pursuant to an exemptive order issued by the Securities
and Exchange Commission (“SEC”) (the “Order”), the Funds
may participate in an interfund lending program among Fund
managed by NFA. The program allows the participating Funds
to borrow money from and loan money to each other for
temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund
loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one
business day's notice. During the six months ended June 30,
2020, none of the Funds engaged in interfund lending.
JPMorgan provides earnings credits for cash balances
maintained in U.S. 130/30’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statements of Operations.
Investment Transactions
For the six months ended June 30, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund Purchases Sales
GS International $ 1,090,022,598 $ 1,144,750,828
GS Large Cap 2,554,783,897 2,675,512,841
GS Small Cap 114,448,292 122,068,379
U.S. 130/30 403,277,100 454,321,928

68 - Notes to Financial Statements - June 30, 2020 (Unaudited) - 40 Act Funds
Portfolio Investment Risks
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom’s Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Finance Rate (SOFR) as the preferred alternative
to LIBOR. The SOFR committee has noted the stability of
the repurchase market on which the rate is based. New York
Federal Reserve began publication of the rate in April 2018.
Management is currently evaluating the implications of the
change and its impact on financial statement disclosures and reporting requirements.
Federal Tax Information
As of June 30, 2020, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
Subsequent Events
The Trusts’ credit agreement has been renewed through July
8, 2021. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended
June 30, 2020 (discussed above under “Line of Credit and
Interfund Lending”).
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Coronavirus (COVID-19) Pandemic
The global spread of novel coronavirus disease (COVID-19)
was declared a pandemic by the World Health Organization.
This pandemic has resulted in significant disruptions to
economies and markets, adversely impacting individual
companies, sectors, industries, currencies, interest and
inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Given the increasing interdependence among global economies
and markets, the adverse economic effects of COVID-19 in
one country or region are increasingly likely to be felt in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions
in a timely manner and negatively impact the Funds' ability to
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
GS International $ 1,379,673,647 $ 96,494,007 $ (87,806,741) $ 8,687,266
GS Large Cap 2,297,678,516 289,343,177 (97,119,168) 192,224,009
GS Small Cap 176,642,065 11,344,638 (22,793,612) (11,448,974)
U.S. 130/30 757,947,809 106,970,262 (61,875,595) 45,094,667

40 Act Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 69
achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.

70 - Supplemental Information - June 30, 2020 - 40 Act Funds
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”)
adopted Rule 22e-4 under the Investment Company Act of
1940 (the “Liquidity Rule”), which requires all open-end funds
(other than money market funds) to adopt and implement a
program reasonably designed to assess and manage the
fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without
significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance
Trust (the “Trust”) has adopted and implemented a liquidity
risk management program in accordance with the Liquidity
Rule (the “Program”). The Trust’s Board of Trustees (the
“Board”) has designated Nationwide Fund Management LLC
(“NFM”) as the Program Administrator for each Fund. NFM
has established a Liquidity Risk Management Committee (the
“LRMC”), composed of senior members from relevant groups
in the Nationwide organization, to manage the Program for
each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 10,
2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2018 through November 30,
2019. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

40 Act Funds - June 30, 2020 (Unaudited) - Management Information - 71
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 68 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
2
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 117
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lead from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.

72 - Management Information - June 30, 2020 (Unaudited) - 40 Act Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012 117
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 117
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Chairman since
February 2005
117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
2
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 117
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

40 Act Funds - June 30, 2020 (Unaudited) - Management Information - 73
1
Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

74 - Market Index Definitions - June 30, 2020 (Unaudited) - 40 Act Funds
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:
An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the
International Monetary Fund.
Bloomberg Barclays Long Treasury Index:
An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:
An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:
An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index:
An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-
backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass- throughs ), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index:
An unmanaged index that measures the performance
of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:
An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index:
An unmanaged index that measures the performance of the
non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
:
An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index:
A market value-weighted index comprising agency mortgage-backed pass-through securities of the Government National Mortgage Association ( Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US):
An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
):
An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index:
An unmanaged, market capitalization-weighted index that reflects the performance of the
North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged):
An unmanaged, market capitalization-weighted index that is
not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

40 Act Funds - June 30, 2020 (Unaudited) - Market Index Definitions - 75
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI):
An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited ("FTSE") © FTSE 2020. “FTSE
®
“ is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent .
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged):
An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index:
An unmanaged index made up of over 1,200 high yield bonds representing high-
yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index:
An unmanaged index that gives a broad look at how fixed-rate
U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index:
An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch
Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index:
An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index:
An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F):
A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy. The
Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval . © 2020,
JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes:
A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

76 - Market Index Definitions - June 30, 2020 (Unaudited) - 40 Act Funds
Morningstar
®
Lifetime Moderate Income Index:
An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S.
investor who is at least ten years into retirement.
Morningstar
®
( Mstar ) Target Risk Indexes:
A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.
The Morningstar Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
The Morningstar Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.
Note about Morningstar Category™
The Morningstar Category™ is a proprietary Morningstar data point and is assigned based on the underlying securities in each portfolio.
Categories make it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds. A Fund is placed in a category based on its portfolio statistics and compositions over the previous three-year period. If a Fund is new and has no portfolio history, Morningstar assigns a temporary category. When necessary, Morningstar may change a category assignment based on recent changes to a Fund’s portfolio.
MSCI ACWI
®
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United
States.
MSCI ACWI
®
ex USA Growth:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by MSCI; excludes the United States.
MSCI EAFE
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI World ex USA Index
SM
:
 Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM) countries—
excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
MSCI World Index
SM
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Value Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI Emerging Markets
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Russell 1000
®
Growth Index:
An unmanaged index that measures the performance of the large-capitalization growth segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index:
An unmanaged index that measures the performance of the large-capitalization value segment of the U.S.
equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

40 Act Funds - June 30, 2020 (Unaudited) - Market Index Definitions - 77
Russell 2000
®
Growth Index:
An unmanaged index that measures the performance of the small-capitalization growth segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index:
An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index:
An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index:
A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell Midcap
®
Growth Index:
An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index:
An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S.
equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
S&P 500
®
Index:
An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index:
An index measuring performance of  treasury bonds in local currencies. The bonds are issued by developed market countries outside the  U.S.
S&P MidCap 400
®
(S&P 400) Index:
An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
:
An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Biotechnology Select Industry Index:
An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes:
A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus
11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-40 ( 8/20 )

Semiannual Report
June 30, 2020 (Unaudited)
Nationwide Variable Insurance Trust
American Funds
American Funds NVIT Asset Allocation Fund
American Funds NVIT Bond Fund
American Funds NVIT Global Growth Fund
American Funds NVIT Growth Fund
American Funds NVIT Growth-Income Fund

Nationwide Funds
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.
gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2020

Message to Investors 1
Shareholder Expense Example 4
Statements of Assets and Liabilities 6
Statements of Operations 10
Statements of Changes in Net Assets 12
Financial Highlights 16
Notes to Financial Statements 21
Supplemental Information 26
Management Information 27
Market Index Definitions 30

Nationwide Variable Insurance Trust - June 30, 2020 (Unaudited) - Message to Investors - 1
Dear Investor,
During this time of unparalleled uncertainty, Nationwide
has remained steadfastly committed to protecting people,
businesses and futures with extraordinary care. We have
diligently sought to care for our associates, communities, and ultimately you, our investors. Equity markets experienced
an unprecedented period of volatility during the semi-annual reporting period from January 1, 2020 through June 30, 2020, as investors tried to make sense of the coronavirus outbreak and the resulting shuttering of the economy.
Economic growth collapsed through the reporting period as a
result of the shutdown, with a 5% decline in first quarter real gross domestic product (GDP), which is the weakest level since the 2008 financial crisis. Economists estimate that the second quarter contracted by a record 33% but anticipate rebounding in the second half of the year. Corporate profits have been
devastated with a decline of 14% in the first quarter and an expected decline of up to 45% in the second quarter. As the
economy begins an uneven reopening, tremendous uncertainty
surrounds the trajectory of the recovery and the long-term
economic damage created by the covid-19 pandemic.
The S&P 500 declined through the reporting period
despite aggressive mitigation efforts
Markets experienced extreme volatility during the reporting
period: the coronavirus outbreak caused the sharpest bear
market since the Great Depression and a subsequent impressive bounce in the second half of the period. The S&P 500
®
Index
(S&P 500) started the year with momentum from a strong 2019, hitting a record-high on February 19 and recording a year-to-
date return of 5.0%. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23. Since 1950, there have been five previous
occasions where the S&P 500 fell 30%, taking on average 297
trading days (roughly a year and 2 months). The quickest 30%
fall was in 1987 and took a mere 70 days. In comparison, this time the decline occurred within 20 days. Aggressive fiscal and monetary policy, teamed with the prospect for reopening the
economy, drove investor sentiment higher, with a 39% rally
through the period that began on January 1, 2020 and ended
June 30, 2020. Overall, for the six-month period from January
1, 2020 to June 30, 2020, the S&P 500 finished with a return of -3.1%. Fixed income returns were mostly higher, including a dramatic drop in interest rates, more than offsetting wider credit spreads.
International markets lagged domestic markets as they have for much of the past decade, with the MSCI EAFE
®
Index returning
-11.3% and the MSCI Emerging Markets
®
Index returning
-9.8%. The global pandemic and subsequent economic
shutdown had a broad impact, though the peak in many foreign countries caused a recent outperformance of international
indexes versus domestic indexes.
U.S. economic activity faces unprecedented challenges
from the outbreak, and lasting implications remain
unclear
While much of 2019 was characterized by near universal strong returns and low volatility for risk assets, this reversed sharply during this period as equities, commodities and spread-based bonds (bond types that are measured by the difference in their yield versus a Treasury yield, usually the 10-year Treasury)
declined. Growth stocks substantially outperformed value
stocks, and large-cap stocks beat small-cap stocks.
Fixed-income markets were higher, driven by a decline in
interest rates to historic lows. The Federal Reserve aggressively added stimulus to the economy, first by bringing the Federal
Funds target rate effectively to 0% by March 15, followed by an aggressive bond-buying program that expanded the balance
sheet from $2.9 trillion to $7.1 trillion through the end of the period. Federal Reserve Chair Powell has indicated that the
Fed will remain active in supporting the market and that there is no maximum to their balance sheet growth. Interest rates
collapsed across the curve through the period, with the 10-year
US Treasury yield falling from 1.92% to a record-low of 0.50%
as of March 9, 2020, before bouncing modestly to 0.65% by
June 30th. The 2-year yield dropped from 1.57% to 0.15%,
widening the spread between the two yields to 0.50%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is wise to remain vigilant and informed during periods of stress and avoid the temptation to react on emotions as investment decisions
driven by emotions often leads to suboptimal outcomes.
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. Thank you for your continued support and confidence.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - June 30, 2020 (Unaudited) - Nationwide Variable Insurance Trust
Index
Annual Total Return
(as of June 30, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -0.43%
Bloomberg Barclays
Municipal Bond 2.08%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 2.88%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 17.05%
Bloomberg Barclays U.S.
Aggregate Bond 6.14%
Bloomberg Barclays U.S.
Corporate High Yield -3.80%
MSCI EAFE
®
-11.34%
MSCI Emerging Markets
®
-9.78%
MSCI ACWI ex USA -11.00%
Russell 1000
®
Growth 9.81%
Russell 1000
®
Value -16.26%
Russell 2000
®
-12.98%
S&P 500
®
-3.08%
Source: Morningstar

4 - Shareholder Expense Example - June 30, 2020 (Unaudited) - American Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (January 1, 2020)
and continued to hold your shares at the end of the reporting period (June 30, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from January 1, 2020 through June 30, 2020. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from January 1, 2020 through June 30, 2020. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/20
Ending Account
Value($) 6/30/20
Expenses Paid
During Period ($)
1/1/20 - 6/30/20
(a)
Expense Ratio
During Period (%)
1/1/20 - 6/30/20
(a)(b)
American Funds NVIT Asset Allocation Fund
Class II Shares
Actual
(c)
1,000.00 982.40 3.15 0.64
Hypothetical
(c)(d)
1,000.00 1,021.68 3.22 0.64
American Funds NVIT Bond Fund
Class II Shares
Actual
(c)
1,000.00 1,062.70 3.28 0.64
Hypothetical
(c)(d)
1,000.00 1,021.68 3.22 0.64
American Funds NVIT Global Growth Fund
Class II Shares
Actual
(c)
1,000.00 1,038.80 3.29 0.65
Hypothetical
(c)(d)
1,000.00 1,021.63 3.27 0.65

American Funds - June 30, 2020 (Unaudited) - Shareholder Expense Example - 5
Beginning Account
Value($) 1/1/20
Ending Account
Value($) 6/30/20
Expenses Paid
During Period ($)
1/1/20 - 6/30/20
(a)
Expense Ratio
During Period (%)
1/1/20 - 6/30/20
(a)(b)
American Funds NVIT Growth Fund
Class II Shares
Actual
(c)
1,000.00 1,117.40 3.37 0.64
Hypothetical
(c)(d)
1,000.00 1,021.68 3.22 0.64
American Funds NVIT Growth-Income Fund
Class II Shares
Actual
(c)
1,000.00 960.70 3.12 0.64
Hypothetical
(c)(d)
1,000.00 1,021.68 3.22 0.64
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2020 through June 30, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

6 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
American Funds NVIT
Asset Allocation Fund
American Funds NVIT
Bond Fund
Assets:
Investment in Master Fund (Note 1) $ 6,627,937,180 $ 3,389,975,251
Receivable for investments sold — 160,484
Receivable for capital shares issued 211,982 15,673
Prepaid expenses 35,685 20,341
Total Assets 6,628,184,847 3,390,171,749
Liabilities:
Payable for investments purchased 157,937 —
Payable for capital shares redeemed 54,045 176,156
Accrued expenses and other payables:
Fund administration fees 134,986 70,374
Master feeder service provider fee 540,895 267,161
Distribution fees 1,360,965 691,458
Administrative servicing fees 1,289,973 645,208
Accounting and transfer agent fees 939 478
Trustee fees 10,187 6,192
Custodian fees 45,275 10
Compliance program costs (Note 3) 7,383 3,632
Professional fees 6,511 6,697
Printing fees 127,999 87,301
Other 25,049 8,838
Total Liabilities 3,762,144 1,963,505
Net Assets $ 6,624,422,703 $ 3,388,208,244
Cost of investment in Master Fund 5,331,972,951 3,150,001,766
Represented by:
Capital $ 4,682,346,240 $ 3,038,150,555
Total distributable earnings (loss) 1,942,076,463 350,057,689
Net Assets $ 6,624,422,703 $ 3,388,208,244

American Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 7
American Funds NVIT Global Growth
Fund American Funds NVIT Growth Fund
American Funds NVIT Growth-
Income Fund
$ 446,136,348 $ 843,283,492 $ 3,664,181,300
— — 412,617
202,933 11,180,548 17,341
2,229 3,921 18,101
446,341,510 854,467,961 3,664,629,359
198,074 11,144,425 —
4,859 36,123 429,958
14,533 21,424 76,281
36,066 66,504 289,663
90,203 166,324 750,563
86,465 160,977 691,144
105 139 491
618 780 4,233
1,001 814 5,356
463 813 3,924
7,076 6,847 6,764
65,567 65,560 94,302
2,736 2,020 9,886
507,766 11,672,750 2,362,565
$ 445,833,744 $ 842,795,211 $ 3,662,266,794
360,746,699 675,123,538 3,446,933,860
$ 319,680,137 $ 578,554,023 $ 2,946,464,128
126,153,607 264,241,188 715,802,666
$ 445,833,744 $ 842,795,211 $ 3,662,266,794

8 - Statements of Assets and Liabilities - June 30, 2020 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
American Funds NVIT
Asset Allocation Fund
American Funds NVIT
Bond Fund
Net Assets:
Class II Shares $ 6,624,422,703 $ 3,388,208,244
Total $ 6,624,422,703 $ 3,388,208,244
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 257,883,929 269,999,760
Total 257,883,929 269,999,760
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 25.69 $ 12.55
Amounts designated as "—" are zero or have been rounded to zero.

American Funds - June 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 9
American Funds NVIT Global Growth
Fund American Funds NVIT Growth Fund
American Funds NVIT Growth-
Income Fund
$ 445,833,744 $ 842,795,211 $ 3,662,266,794
$ 445,833,744 $ 842,795,211 $ 3,662,266,794
12,912,677 8,612,980 67,833,199
12,912,677 8,612,980 67,833,199
$ 34.53 $ 97.85 $ 53.99

10 - Statements of Operations - For the Six Months Ended June 30, 2020 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
American Funds
NVIT Asset
Allocation Fund
American Funds
NVIT Bond Fund
INVESTMENT INCOME:
Dividend income from Master Fund $ 31,104,607 $ 15,356,215
Total Income 31,104,607 15,356,215
EXPENSES:
Fund administration fees 758,380 411,571
Master feeder service provider fees 8,097,891 4,311,236
Distribution fees Class II Shares 8,097,891 4,311,236
Administrative servicing fees Class II Shares 8,097,891 4,311,236
Professional fees 158,553 91,221
Printing fees 6,876 4,400
Trustee fees 112,678 61,064
Custodian fees 125,754 65,437
Accounting and transfer agent fees 1,892 1,009
Compliance program costs (Note 3) 14,163 7,745
Other 67,660 33,352
Total expenses before fees waived 25,539,629 13,609,507
Master feeder service provider fees waived (Note 3) (4,871,099) (2,652,152)
Net Expenses 20,668,530 10,957,355
NET INVESTMENT INCOME/(LOSS) 10,436,077 4,398,860
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from Master Fund 30,908,452 32,105,865
Net realized gains (losses) from:
Transactions in investment securities (6,846,021) 8,442,797
Net realized gains (losses) 24,062,431 40,548,662
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (163,467,112) 165,255,409
Net change in unrealized appreciation/depreciation (163,467,112) 165,255,409
Net realized/unrealized gains (losses) (139,404,681) 205,804,071
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (128,968,604) $ 210,202,931

American Funds - For the Six Months Ended June 30, 2020 (Unaudited) - Statements of Operations - 11
American Funds NVIT Global Growth
Fund American Funds NVIT Growth Fund
American Funds NVIT Growth-
Income Fund
$ 981,120 $ 2,283,100 $ 16,334,312
981,120 2,283,100 16,334,312
65,917 102,461 407,638
514,958 918,789 4,263,560
514,958 918,789 4,263,560
514,958 918,789 4,263,560
16,811 23,754 86,282
2,108 2,191 4,248
7,060 12,460 58,364
7,694 13,033 63,860
204 280 1,017
894 1,576 7,315
3,840 7,223 33,921
1,649,402 2,919,345 13,453,325
(308,978) (551,279) (2,602,141)
1,340,424 2,368,066 10,851,184
(359,304) (84,966) 5,483,128
12,641,306 19,888,947 97,750,177
630,977 (959,153) (17,828,404)
13,272,283 18,929,794 79,921,773
4,101,339 69,946,494 (203,259,611)
4,101,339 69,946,494 (203,259,611)
17,373,622 88,876,288 (123,337,838)
$ 17,014,318 $ 88,791,322 $ (117,854,710)

The accompanying notes are an integral part of these financial statements.
12 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - American Funds
American Funds NVIT Asset Allocation Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
OPERATIONS:
Net investment income/(loss) $ 10,436,077 $ 99,485,418
Net realized gains 24,062,431 514,365,576
Net change in unrealized
appreciation/depreciation
(163,467,112) 632,658,579
Change in net assets resulting from operations (128,968,604) 1,246,509,573
Distributions to Shareholders From:
Distributable earnings:
Class II — (557,108,752)
Change in net assets from shareholder distributions — (557,108,752)
Change in net assets from capital transactions (223,432,579) 124,023,447
Change in net assets (352,401,183) 813,424,268
Net Assets:
Beginning of period 6,976,823,886 6,163,399,618
End of period $ 6,624,422,703 $ 6,976,823,886
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 89,850,346 $ 78,534,678
Dividends reinvested — 557,108,752
Cost of shares redeemed (313,282,925) (511,619,983)
Total Class II Shares (223,432,579) 124,023,447
Change in net assets from capital transactions $ (223,432,579) $ 124,023,447
SHARE TRANSACTIONS:
Class II Shares
Issued 3,696,579 3,116,006
Reinvested — 22,619,113
Redeemed (12,568,805) (19,989,137)
Total Class II Shares (8,872,226) 5,745,982
Total change in shares (8,872,226) 5,745,982
Amounts designated as "—" are zero or have been rounded to zero.

American Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 13
American Funds NVIT Bond Fund American Funds NVIT Global Growth Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
$ 4,398,860 $ 72,298,173 $ (359,304) $ 2,906,878
40,548,662 1,921,706 13,272,283 30,026,437
165,255,409 202,091,862 4,101,339 86,614,487
210,202,931 276,311,741 17,014,318 119,547,802
— (72,366,683) — (37,324,562)
— (72,366,683) — (37,324,562)
(205,057,564) 128,619,000 (21,742,486) 22,034,622
5,145,367 332,564,058 (4,728,168) 104,257,862
3,383,062,877 3,050,498,819 450,561,912 346,304,050
$ 3,388,208,244 $ 3,383,062,877 $ 445,833,744 $ 450,561,912
$ 192,682,543 $ 282,541,599 $ 11,240,527 $ 27,353,366
— 72,366,683 — 37,324,562
(397,740,107) (226,289,282) (32,983,013) (42,643,306)
(205,057,564) 128,619,000 (21,742,486) 22,034,622
$ (205,057,564) $ 128,619,000 $ (21,742,486) $ 22,034,622
16,140,438 24,561,224 381,663 913,997
— 6,127,577 — 1,231,427
(32,635,866) (19,865,738) (1,025,528) (1,353,266)
(16,495,428) 10,823,063 (643,865) 792,158
(16,495,428) 10,823,063 (643,865) 792,158

The accompanying notes are an integral part of these financial statements.
14 - Statements of Changes in Net Assets - June 30, 2020 (Unaudited) - American Funds
American Funds NVIT Growth Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
OPERATIONS:
Net investment income/(loss) $ (84,966) $ 2,408,997
Net realized gains 18,929,794 84,679,275
Net change in unrealized
appreciation/depreciation
69,946,494 92,759,167
Change in net assets resulting from operations 88,791,322 179,847,439
Distributions to Shareholders From:
Distributable earnings:
Class II — (100,580,731)
Change in net assets from shareholder distributions — (100,580,731)
Change in net assets from capital transactions 3,321,880 69,933,186
Change in net assets 92,113,202 149,199,894
Net Assets:
Beginning of period 750,682,009 601,482,115
End of period $ 842,795,211 $ 750,682,009
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 53,708,916 $ 39,354,536
Dividends reinvested — 100,580,731
Cost of shares redeemed (50,387,036) (70,002,081)
Total Class II Shares 3,321,880 69,933,186
Change in net assets from capital transactions $ 3,321,880 $ 69,933,186
SHARE TRANSACTIONS:
Class II Shares
Issued 624,234 467,602
Reinvested — 1,281,773
Redeemed (584,073) (805,999)
Total Class II Shares 40,161 943,376
Total change in shares 40,161 943,376
Amounts designated as "—" are zero or have been rounded to zero.

American Funds - June 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 15
American Funds NVIT Growth-Income Fund
Six Months Ended
June 30, 2020 (Unaudited)
Year Ended
December 31, 2019
$ 5,483,128 $ 44,210,651
79,921,773 379,637,540
(203,259,611) 337,464,726
(117,854,710) 761,312,917
— (352,493,876)
— (352,493,876)
53,069,662 412,641,747
(64,785,048) 821,460,788
3,727,051,842 2,905,591,054
$ 3,662,266,794 $ 3,727,051,842
$ 243,256,663 $ 236,881,120
— 352,493,876
(190,187,001) (176,733,249)
53,069,662 412,641,747
$ 53,069,662 $ 412,641,747
5,053,879 4,465,001
— 6,768,316
(3,543,360) (3,135,318)
1,510,519 8,097,999
1,510,519 8,097,999

16 - Financial Highlights - June 30, 2020 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
American Funds NVIT Asset
Allocation Fund
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 26 .15 0.04 (0.50) (0.46) — — — $ 25 .69 (1.76)% $ 6,624,422,703 0.64% 0.32% 0.79% 2.13%
Year Ended December 31, 2019 $ 23 .61 0.38 4.39 4.77 (0.43) (1.80) (2.23) $ 26 .15 20.78% $ 6,976,823,886 0.64% 1.50% 0.79% 7.91%
Year Ended December 31, 2018 $ 26 .52 0.33 (1.52) (1.19) (0.32) (1.40) (1.72) $ 23 .61 (4.98)% $ 6,163,399,618 0.64% 1.24% 0.79% 6.94%
Year Ended December 31, 2017 $ 23 .68 0.29 3.42 3.71 (0.29) (0.58) (0.87) $ 26 .52 15.79% $ 6,859,844,313 0.64% 1.14% 0.79% 4.24%
Year Ended December 31, 2016 $ 23 .60 0.30 1.77 2.07 (0.48) (1.51) (1.99) $ 23 .68 9.00% $ 6,082,006,693 0.64% 1.25% 0.79% 2.10%
Year Ended December 31, 2015 $ 24 .90 0.31 (0.13) 0.18 (0.36) (1.12) (1.48) $ 23 .60 0.98% $ 5,505,446,466 0.64% 1.27% 0.79% 2.20%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - June 30, 2020 (Unaudited) - Financial Highlights - 17
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
American Funds NVIT Bond Fund
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 11 .81 0.02 0.72 0.74 — — — $ 12 .55 6.27% $ 3,388,208,244 0.64% 0.26% 0.79% 6.75%
Year Ended December 31, 2019 $ 11 .07 0.26 0.74 1.00 (0.22) (0.04) (0.26) $ 11 .81 8.98% $ 3,383,062,877 0.64% 2.23% 0.79% 7.14%
Year Ended December 31, 2018 $ 11 .50 0.23 (0.36) (0.13) (0.26) (0.04) (0.30) $ 11 .07 (1.07)% $ 3,050,498,819 0.64% 2.08% 0.79% 2.99%
Year Ended December 31, 2017 $ 11 .31 0.19 0.17 0.36 (0.14) (0.03) (0.17) $ 11 .50 3.21% $ 2,827,153,636 0.64% 1.62% 0.79% 0.59%
Year Ended December 31, 2016 $ 11 .34 0.16 0.15 0.31 (0.30) (0.04) (0.34) $ 11 .31 2.65% $ 2,316,579,718 0.64% 1.37% 0.79% 2.74%
Year Ended December 31, 2015 $ 11 .53 0.16 (0.19) (0.03) (0.16) — (0.16) $ 11 .34 (0.23)% $ 1,984,485,596 0.64% 1.35% 0.79% 2.38%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

18 - Financial Highlights - June 30, 2020 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
American Funds NVIT Global
Growth Fund
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 33 .24 (0.03) 1.32 1.29 — —   — $ 34 .53 3.88% $ 445,833,744 0.65% (0.17)% 0.80% 5.10%
Year Ended December 31, 2019 $ 27 .13 0.22 8.93 9.15 (0.22) (2.82) (3.04) $ 33 .24 34.78% $ 450,561,912 0.65% 0.72% 0.80% 9.43%
Year Ended December 31, 2018 $ 31 .70 0.08 (2.84) (2.76) (0.07) (1.74) (1.81) $ 27 .13 (9.42)% $ 346,304,050 0.66% 0.27% 0.81% 8.19%
Year Ended December 31, 2017 $ 26 .40 0.08 7.93 8.01 (0.22) (2.49) (2.71) $ 31 .70 30.97% $ 390,326,746 0.67% 0.25% 0.82% 9.22%
Year Ended December 31, 2016 $ 29 .48 0.14 — 0.14 (0.44) (2.78) (3.22) $ 26 .40 0.19% $ 299,635,420 0.67% 0.52% 0.82% 8.36%
Year Ended December 31, 2015 $ 30 .78 0.21 1.68 1.89 (0.21) (2.98) (3.19) $ 29 .48 6.54% $ 302,116,620 0.67% 0.65% 0.82% 6.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - June 30, 2020 (Unaudited) - Financial Highlights - 19
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
American Funds NVIT Growth Fund
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 87 .57 (0.01) 10.29 10.28 — — — $ 97 .85 11.74% $ 842,795,211 0.64% (0.02)% 0.79% 6.05%
Year Ended December 31, 2019 $ 78 .84 0.30 22.00 22.30 (0.32) (13.25) (13.57) $ 87 .57 30.28% $ 750,682,009 0.65% 0.35% 0.80% 9.42%
Year Ended December 31, 2018 $ 87 .78 0.03 0.54 0.57 (0.29) (9.22) (9.51) $ 78 .84 (0.66)% $ 601,482,115 0.65% 0.03% 0.80% 13.98%
Year Ended December 31, 2017 $ 74 .43 0.10 20.06 20.16 (0.27) (6.54) (6.81) $ 87 .78 27.80% $ 656,547,265 0.65% 0.12% 0.80% 6.47%
Year Ended December 31, 2016 $ 86 .31 0.32 6.60 6.92 (0.20) (18.60) (18.80) $ 74 .43 9.06% $ 500,495,897 0.65% 0.39% 0.80% 8.45%
Year Ended December 31, 2015 $ 84 .05 0.20 5.05 5.25 (0.64) (2.35) (2.99) $ 86 .31 6.43% $ 476,355,527 0.65% 0.23% 0.80% 6.31%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

20 - Financial Highlights - June 30, 2020 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
American Funds NVIT Growth-
Income Fund
Class II Shares
Six Months Ended June 30,
2020 (Unaudited) $ 56 .20 0.08 (2.29) (2.21) — — — $ 53 .99 (3.93)% $ 3,662,266,794 0.64% 0.32% 0.79% 5.68%
Year Ended December 31, 2019 $ 49 .90 0.72 11.61 12.33 (0.76) (5.27) (6.03) $ 56 .20 25.67% $ 3,727,051,842 0.64% 1.31% 0.79% 5.44%
Year Ended December 31, 2018 $ 55 .97 0.59 (1.25) (0.66) (0.60) (4.81) (5.41) $ 49 .90 (2.18)% $ 2,905,591,054 0.64% 1.03% 0.79% 8.87%
Year Ended December 31, 2017 $ 51 .67 0.56 10.25 10.81 (0.81) (5.70) (6.51) $ 55 .97 21.93% $ 3,121,164,897 0.64% 1.02% 0.79% 7.37%
Year Ended December 31, 2016 $ 54 .81 0.62 4.99 5.61 (0.68) (8.07) (8.75) $ 51 .67 11.09% $ 2,642,415,411 0.64% 1.15% 0.79% 3.07%
Year Ended December 31, 2015 $ 59 .03 0.58 (0.12) 0.46 (0.52) (4.16) (4.68) $ 54 .81 1.09% $ 2,212,405,870 0.64% 0.98% 0.79% 4.16%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 21
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of June 30, 2020, the Trust operates
sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
American Funds NVIT Asset Allocation Fund ("American Funds Asset Allocation")
American Funds NVIT Bond Fund ("American Funds Bond")
American Funds NVIT Global Growth Fund ("American Funds Global Growth")
American Funds NVIT Growth Fund ("American Funds Growth")
American Funds NVIT Growth-Income Fund ("American Funds Growth-Income")
Only separate accounts established by Nationwide Life
Insurance Company (“NLIC”), a wholly owned subsidiary of
NFS, and Nationwide Life and Annuity Insurance Company, a
wholly owned subsidiary of NLIC, hold shares of the Funds.
Each of the Funds operates as a “feeder fund,” which means that each of the Funds does not buy individual securities directly, and may have additional investment and concentration risk. Instead, each of the Funds invests all of its assets in Class 1 shares of another mutual fund, a series of the American Funds Insurance Series
®
, (each, a “Master Fund”; collectively, the “Master Funds”)
which invests directly in individual securities, as listed below. Each Fund therefore has the same objective(s) and limitations as the
Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Funds, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with each Fund’s financial statements. For accounting and financial reporting purposes, the Funds are treated as a fund-of-funds. The percentage of each Master Fund’s portfolio owned by each of the Funds at June 30, 2020  was as follows:
The Funds currently offer Class II shares.
Each of the Master Funds is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
Fund Master Fund
% of Master
Fund
American Funds Asset Allocation American Asset Allocation Fund 25.09%
American Funds Bond American Bond Fund 32.67%
American Funds Global Growth American Global Growth Fund 6.60%
American Funds Growth American Growth Fund 2.78%
American Funds Growth-Income American Growth-Income Fund 10.79%

22 - Notes to Financial Statements - June 30, 2020 (Unaudited) - American Funds
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of each of the Master Funds in which each of the Funds invests are valued at net asset value (“NAV”) as reported by the Master Fund. Each Master Fund’s NAV is determined at
the close of regular trading on the New York Stock Exchange
(usually 4:00 p.m. Eastern time) on each day the exchange
is open for trading. Please refer to Note 3 of the Master
Funds' Semiannual Report, which is included along with this
report, for the Master Funds' security valuation policies.
At June 30, 2020, 100% of the market value of each of the
Funds was determined based on Level 1 inputs.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At June 30, 2020, the Funds did not have overdrawn balances.
(c) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from
the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statements of Operations. Capital gain distributions received from the Master Fund are recognized
on the ex-dividend date and are recorded as such on the
Statements of Operations.
(d) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
(e) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with
the requirements of Subchapter M of the U.S. Internal Revenue
Code of 1986, as amended, and to make distributions of net
investment income and net realized capital gains sufficient
to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
(f) Allocation of Expenses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.

American Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 23
3. Transactions with Affiliates
Under the terms of each Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC
(“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-
investment advisory master-feeder operational support services to the Funds. Under the terms of the Trust’s Master-Feeder
Services Agreement with NFM on behalf of the Funds, each Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives a portion of the fees
NFM receives for providing the Funds with non-investment advisory master-feeder operational support services according to the following schedule.
NFM also provides various administrative and accounting
services for the Fund, and serves as Transfer and Dividend
Disbursing Agent for the Fund. NFM has entered into
agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the
Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2020, NFM earned
$1,745,967 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2020, the Funds’ aggregate
portion of such costs amounted to $31,693.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
Class II shares of the Funds at an annual rate of 0.25%.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
Fund Fee Schedule
Advisory Fee Waiver
(annual rate)
American Funds Asset Allocation Up to $6.4 billion 0.15%
$6.4 billion and up to $7.1 billion 0.16%
$7.1 billion and up to $7.3 billion 0.165%
$7.3 billion and more 0.17%
American Funds Bond Up to $2.5 billion 0.15%
$2.5 billion and up to $2.9 billion 0.16%
$2.9 billion and up to $3.35 billion 0.165%
$3.35 billion and more 0.17%
American Funds Global Growth Up to $2 billion 0.15%
$2 billion and more 0.17%
American Funds Growth Up to $2 billion 0.15%
$2 billion and more 0.17%
American Funds Growth-Income Up to $2.7 billion 0.15%
$2.7 billion and up to $3.2 billion 0.16%
$3.2 billion and up to $3.75 billion 0.165%
$3.75 billion and more 0.17%
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

24 - Notes to Financial Statements - June 30, 2020 (Unaudited) - American Funds
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of each of the Funds.
For a six months ended June 30, 2020, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2020, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate of
1.00% per annum plus the higher of (a) the one-month London
Interbank Offered Rate or (b) the Federal Funds Rate. Interest
costs, if any, would be shown on the Statements of Operations.
No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 9, 2020. During the six months ended June 30, 2020, the Funds had no borrowings
under the line of credit.
Pursuant to an exemptive order issued by the Securities
and Exchange Commission (“SEC”) (the “Order”), the Funds
may participate in an interfund lending program among Fund
managed by NFA. The program allows the participating Funds
to borrow money from and loan money to each other for
temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund
loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one
business day's notice. During the six months ended June 30,
2020, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended June 30, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Class II
American Funds Asset Allocation 0.25%
American Funds Bond 0.25
American Funds Global Growth 0.25
American Funds Growth 0.25
American Funds Growth-Income 0.25
Fund Amount
American Funds Asset Allocation $8,097,891
American Funds Bond 4,311,236
American Funds Global Growth 514,958
American Funds Growth 918,789
American Funds Growth-Income 4,263,560
Fund Purchases
*
Sales
American Funds Asset Allocation $ 139,557,787 $ 321,980,369
American Funds Bond 234,217,237 402,874,483
American Funds Global Growth 21,335,230 30,817,138
American Funds Growth 68,304,143 45,172,160
American Funds Growth-Income 352,608,987 196,426,884
* Purchases include reinvestments of income and realized gain distributions, as applicable.

American Funds - June 30, 2020 (Unaudited) - Notes to Financial Statements - 25
6. Risks Associated with Investment in Master Fund
The Funds concentrate their investments primarily in a single underlying fund. Therefore, the Funds have the same principal risks as the Master Fund. Please refer to Note 4 of the Master
Fund Annual Report, which is included along with this report, for the Master Fund’s principal risks of investments. The
relative concentration in the Master Fund also may affect the direct performance of the Funds, positively or negatively, and may have a greater risk of loss.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
A Master Fund does not charge a Fund any sales charge for
buying or selling shares. However, a Fund indirectly pay a
portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
On July 27, 2017, the United Kingdom’s Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Finance Rate (SOFR) as the preferred alternative
to LIBOR. The SOFR committee has noted the stability of
the repurchase market on which the rate is based. New York
Federal Reserve began publication of the rate in April 2018.
Management is currently evaluating the implications of the
change and its impact on financial statement disclosures and reporting requirements.
9. Federal Tax Information
As of June 30, 2020, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
10. Subsequent Events
The Trusts’ credit agreement has been renewed through July
8, 2021. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended
June 30, 2020 (discussed above under “Line of Credit and
Interfund Lending”).
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
11. Coronavirus (COVID-19) Pandemic
The global spread of novel coronavirus disease (COVID-19)
was declared a pandemic by the World Health Organization.
This pandemic has resulted in significant disruptions to
economies and markets, adversely impacting individual
companies, sectors, industries, currencies, interest and
inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Given the increasing interdependence among global economies
and markets, the adverse economic effects of COVID-19 in
one country or region are increasingly likely to be felt in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions
in a timely manner and negatively impact the Funds' ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
American Funds Asset Allocation $ 5,342,935,086 $ 1,285,002,094 $ – $ 1,285,002,094
American Funds Bond 3,158,775,455 231,199,796 – 231,199,796
American Funds Global Growth 366,039,776 80,096,572 – 80,096,572
American Funds Growth 685,106,657 158,176,835 – 158,176,835
American Funds Growth-Income 3,469,441,251 194,740,049 – 194,740,049
Amounts designated as "−" are zero or have been rounded to zero.

26 - Supplemental Information - June 30, 2020 (Unaudited) - American Funds
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”)
adopted Rule 22e-4 under the Investment Company Act of
1940 (the “Liquidity Rule”), which requires all open-end funds
(other than money market funds) to adopt and implement a
program reasonably designed to assess and manage the
fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without
significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance
Trust (the “Trust”) has adopted and implemented a liquidity
risk management program in accordance with the Liquidity
Rule (the “Program”). The Trust’s Board of Trustees (the
“Board”) has designated Nationwide Fund Management LLC
(“NFM”) as the Program Administrator for each Fund. NFM
has established a Liquidity Risk Management Committee (the
“LRMC”), composed of senior members from relevant groups
in the Nationwide organization, to manage the Program for
each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 10,
2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2018 through November 30,
2019. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

American Funds - June 30, 2020 (Unaudited) - Management Information - 27
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 68 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
2
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 117
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lead from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.

28 - Management Information - June 30, 2020 (Unaudited) - American Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012 117
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 117
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Chairman since
February 2005
117
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
2
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 117
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

American Funds - June 30, 2020 (Unaudited) - Management Information - 29
1
Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

30 - Market Index Definitions - June 30, 2020 (Unaudited) - American Funds
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:
An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the
International Monetary Fund.
Bloomberg Barclays Long Treasury Index:
An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years re maining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:
An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:
An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index:
An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-
backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass- throughs ), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index:
An unmanaged index that measures the performance
of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:
An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index:
An unmanaged index that measures the performance of the
non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
:
An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index:
A market value-weighted index comprising agency mortgage-backed pass-through securities of the Government National Mortgage Association ( Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US):
An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
):
An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index:
An unmanaged, market capitalization-weighted index that reflects the performance of the
North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged):
An unmanaged, market capitalization-weighted index that is
not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

American Funds - June 30, 2020 (Unaudited) - Market Index Definitions - 31
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI):
An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited ("FTSE") © FTSE 2020. “FTSE
®
“ is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent .
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged):
An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index:
An unmanaged index made up of over 1,200 high yield bonds representing high-
yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index:
An unmanaged index that gives a broad look at how fixed-rate
U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index:
An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch
Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index:
An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index:
An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F):
A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy. The
Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval . © 2020,
JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes:
A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

32 - Market Index Definitions - June 30, 2020 (Unaudited) - American Funds
Morningstar
®
Lifetime Moderate Income Index:
An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S.
investor who is at least ten years into retirement.
Morningstar
®
( Mstar ) Target Risk Indexes:
A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.
The Morningstar Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
The Morningstar Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.
Note about Morningstar Category™
The Morningstar Category™ is a proprietary Morningstar data point and is assigned based on the underlying securities in each portfolio.
Categories make it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds. A Fund is placed in a category based on its portfolio statistics and compositions over the previous three-year period. If a Fund is new and has no portfolio history, Morningstar assigns a temporary category. When necessary, Morningstar may change a category assignment based on recent changes to a Fund’s portfolio.
MSCI ACWI
®
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United
States.
MSCI ACWI
®
ex USA Growth:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by MSCI; excludes the United States.
MSCI EAFE
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI World ex USA Index
SM
:
 Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM) countries—
excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
MSCI World Index
SM
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Value Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI Emerging Markets
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Russell 1000
®
Growth Index:
An unmanaged index that measures the performance of the large-capitalization growth segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index:
An unmanaged index that measures the performance of the large-capitalization value segment of the U.S.
equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

American Funds - June 30, 2020 (Unaudited) - Market Index Definitions - 33
Russell 2000
®
Growth Index:
An unmanaged index that measures the performance of the small-capitalization growth segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index:
An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index:
An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index:
A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell Midcap
®
Growth Index:
An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index:
An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S.
equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
S&P 500
®
Index:
An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index:
An index measuring performance of  treasury bonds in local currencies. The bonds are issued by developed market countries outside the  U.S.
S&P MidCap 400
®
(S&P 400) Index:
An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
:
An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Biotechnology Select Industry Index:
An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes:
A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus
11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-AM ( 8/20 )

American Funds

Insurance Series®

Semi-annual report

for the six months ended June 30, 2020

Investing in global companies for the long term

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the fund’s shareholder reports from the insurance company that offers your contract unless you speciﬁcally request paper copies from the insurance company or from your ﬁnancial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table on the following pages are American Funds Insurance Series’ semi- annual results for the period ended June 30, 2020. Also shown are the results of each fund’s applicable benchmark.

For additional information about the series, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/products/american-funds-insurance-series. html. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors	68	Global Balanced Fund
2	Results at a glance	74	Bond Fund
	Investment portfolios	79	Capital World Bond Fund®

28	Global Growth Fund	84	High-Income Bond Fund

31	Global Small Capitalization Fund	88	American Funds Mortgage Fund®

34	Growth Fund	91	Ultra-Short Bond Fund

37	International Fund	93	U.S. Government/AAA-Rated
			Securities Fund
40	New World Fund®
		97	Managed Risk Growth Fund
44	Blue Chip Income and
		99	Managed Risk International Fund
	Growth Fund

47	Global Growth and Income Fund	101	Managed Risk Blue Chip Income
			and Growth Fund
50	Growth-Income Fund
		103	Managed Risk Growth-Income
53	International Growth and Income
			Fund
	Fund
		105	Managed Risk Asset Allocation
56	Capital Income Builder®
			Fund

62	Asset Allocation Fund	106	Financial statements

American Funds Insurance Series	1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Results at a glance

For periods ended June 30, 2020, with all distributions reinvested

	Inception	Cumulative total returns		Average annual total returns
Class 1 shares	date	6 months	1 year	5 years	10 years	Lifetime

Global Growth Fund	4/30/97	4.22%	16.41%	11.17%	13.07%	10.18%
MSCI All Country World Index (ACWI)1		–6.25	2.11	6.46	9.16	6.03
Global Small Capitalization Fund	4/30/98	–3.18	6.10	5.16	9.20	9.31
MSCI All Country World Small Cap Index1		–12.85	–5.54	3.67	8.61	6.97
Growth Fund	2/8/84	12.10	25.84	15.96	16.22	13.09
Standard & Poor’s 500 Composite Index2		–3.08	7.51	10.73	13.99	11.18
International Fund	5/1/90	–11.20	–4.81	3.50	6.53	7.64
MSCI All Country World Index (ACWI) ex USA1		–11.00	–4.80	2.26	4.97	5.32
New World Fund	6/17/99	–4.06	4.19	6.44	6.42	8.07
MSCI All Country World Index (ACWI)1		–6.25	2.11	6.46	9.16	4.70
Blue Chip Income and Growth Fund	7/5/01	–8.27	0.42	6.79	11.40	6.04
Standard & Poor’s 500 Composite Index2		–3.08	7.51	10.73	13.99	7.16
Global Growth and Income Fund	5/1/06	–11.08	–2.21	6.59	9.85	6.40
MSCI All Country World Index (ACWI)1		–6.25	2.11	6.46	9.16	5.26
Growth-Income Fund	2/8/84	–3.62	4.93	10.19	13.45	11.18
Standard & Poor’s 500 Composite Index2		–3.08	7.51	10.73	13.99	11.18
International Growth and Income Fund	11/18/08	–15.08	–8.98	1.61	5.51	7.38
MSCI All Country World Index (ACWI) ex USA1		–11.00	–4.80	2.26	4.97	7.17
Capital Income Builder	5/1/14	–6.23	0.67	3.57	—	3.08
MSCI All Country World Index (ACWI)1		–6.25	2.11	6.46	—	5.98
Bloomberg Barclays U.S. Aggregate Index3		6.14	8.74	4.30	—	3.95
70%/30% MSCI ACWI/Bloomberg Barclays U.S.
Aggregate Index4		–2.28	4.56	6.05	—	5.58
Asset Allocation Fund	8/1/89	–1.47	6.82	8.05	10.60	8.44
60%/40% S&P 500 Index/Bloomberg Barclays
U.S. Aggregate Index5		0.98	8.58	8.41	10.08	8.49
Standard & Poor’s 500 Composite Index2		–3.08	7.51	10.73	13.99	9.69
Bloomberg Barclays U.S. Aggregate Index3		6.14	8.74	4.30	3.82	6.02
Global Balanced Fund	5/2/11	–2.85	3.84	6.43	—	5.79
MSCI All Country World Index (ACWI)1		–6.25	2.11	6.46	—	6.45
Bloomberg Barclays Global Aggregate Index3		2.98	4.22	3.56	—	1.93
60%/40% MSCI ACWI/Bloomberg Barclays
Global Aggregate Index6		–2.28	3.42	5.54	—	4.84
Bond Fund	1/2/96	6.61	9.49	4.67	4.05	4.90
Bloomberg Barclays U.S. Aggregate Index3		6.14	8.74	4.30	3.82	5.21
Capital World Bond Fund	10/4/06	2.14	3.56	3.49	3.13	4.08
Bloomberg Barclays Global Aggregate Index3		2.98	4.22	3.56	2.81	3.68
High-Income Bond Fund	2/8/84	–4.74	–2.11	3.94	5.59	8.40
Bloomberg Barclays U.S. Corporate High Yield 2%
Issuer Capped Index3		–3.83	0.00	4.79	6.67	N/A
American Funds Mortgage Fund	5/2/11	5.81	6.97	3.38	—	3.17
Bloomberg Barclays U.S. Mortgage-Backed
Securities Index3		3.50	5.67	3.23	—	3.06
Ultra-Short Bond Fund	2/8/84	0.43	1.24	0.91	0.34	3.36
Bloomberg Barclays Short-Term
Government/Corporate Index3		1.16	2.32	1.54	0.93	N/A
U.S. Govt./AAA-Rated Securities Fund	12/2/85	8.80	9.84	3.92	3.29	5.88
Bloomberg Barclays U.S. Government/
Mortgage-Backed Securities Index3		6.59	8.50	3.73	3.23	6.31

2American Funds Insurance Series

	Inception	Cumulative total returns		Average annual total returns

Class P1 shares	date	6 months	1 year	5 years	Lifetime

Managed Risk Growth Fund	5/1/13	8.57%	18.75%	11.03%	10.49%
S&P 500 Managed Risk Index —
Moderate Aggressive7		–2.99	4.70	7.10	8.63
Managed Risk International Fund	5/1/13	–12.33	–7.10	1.43	1.78
S&P EPAC Ex. Korea LargeMidCap Managed
Risk Index — Moderate Aggressive7		–10.23	–4.59	1.02	1.93
Managed Risk Blue Chip Income and
Growth Fund	5/1/13	–8.30	–1.84	4.01	5.30
S&P 500 Managed Risk Index — Moderate 7		–2.02	5.19	6.84	8.04
Managed Risk Growth-Income Fund	5/1/13	0.66	7.68	7.83	8.42
S&P 500 Managed Risk Index — Moderate7		–2.02	5.19	6.84	8.04
Managed Risk Asset Allocation Fund	9/28/12	–3.71	3.71	5.87	6.95
S&P 500 Managed Risk Index —
Moderate Conservative7		–1.12	5.66	6.64	7.90

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/ or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for New World Fund, Capital Income Builder, Capital World Bond Fund and American Funds Mortgage Fund. This waiver will be in effect through at least May 1, 2021. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. Visit capitalgroup.com for more information.

1Source: MSCI. Results for MSCI indexes reﬂect dividends net of withholding taxes and reinvestment of distributions. MSCI All Country World Index is a free ﬂoat- adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. MSCI All Country World Small Cap Index is a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. MSCI All Country World ex USA Index is a free ﬂoat-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes.

2Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

3Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) ﬁxed-rate bond market. Bloomberg Barclays Global Aggregate Index represents the global investment-grade ﬁxed income markets. Bloomberg Barclays U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of ﬁxed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index covers obligations issued by the U.S. Treasury and U.S. government agencies.

4Sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

5Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.

6Sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

7Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a ﬁxed allocation to the underlying bond index.

American Funds Insurance Series	3

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Ultra-Short Bond Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reﬂected in this report. Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for New World Fund, Capital Income Builder, Capital World Bond Fund (formerly Global Bond Fund) and American Funds Mortgage Fund (formerly Mortgage Fund). This waiver will be in effect through at least May 1, 2021. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. Visit capitalgroup.com for more information.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund. The waivers and reimbursement will be in effect through at least May 1, 2021, unless modiﬁed or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursement. The waivers may only be modiﬁed or terminated with the approval of the series board. Applicable fund results shown reﬂect the waivers and reimbursement, without which results would have been lower. See the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Blue Chip Income and Growth FundSM and American Funds Insurance Series – U.S. Government/AAA-Rated Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation Fund.SM The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The beneﬁt of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, ﬁxed income and managed risk.

4American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years (since April 30, 1997)		ratio

Class 1	4.22%	16.41%	11.17%	13.07%	10.18%	.57%
Class 1A	4.13	16.14	10.91	12.80	9.91	.82
Class 2	4.10	16.14	10.90	12.80	9.91	.82
Class 4	3.99	15.85	10.62	12.56	9.65	1.07

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020

Europe 28.8%

Asia/Paciﬁc Basin 20.1%

Other regions .3%

Percent of net assets

The Americas 49.1%

Short-term securities

&other assets less liabilities 1.7%

American Funds Insurance Series	5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years (since April 30, 1998)		ratio

Class 1	–3.18%	6.10%	5.16%	9.20%	9.31%	.76%
Class 1A	–3.30	5.83	4.92	8.94	9.04	1.01
Class 2	–3.28	5.86	4.91	8.93	9.04	1.01
Class 4	–3.46	5.54	4.63	8.66	8.77	1.26

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020

Europe 22.4%

Asia/Paciﬁc Basin 22.2%

Other regions .1%

Percent of net assets

The Americas 52.0%

Short-term securities

&other assets less liabilities 3.3%

6American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years (since February 8, 1984)		ratio

Class 1	12.10%	25.84%	15.96%	16.22%	13.09%	.36%
Class 1A	11.95	25.51	15.69	15.94	12.81	.61
Class 2	11.97	25.51	15.67	15.93	12.81	.61
Class 3	12.01	25.61	15.76	16.01	12.89	.54
Class 4	11.81	25.19	15.38	15.66	12.53	.86

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were

invested as of Communication services 19.5%

June 30, 2020

Consumer discretionary 17.8%	Information technology 24.2%

Health care 15.7%

Other industries 13.2%

Financials 5.1%
Short-term securities

& other assets
Other securities .2%	less liabilities 4.3%

American Funds Insurance Series	7

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since May 1, 1990)	ratio

Class 1	–11.20%	–4.81%	3.50%	6.53%	7.64%	.55%
Class 1A	–11.32	–5.03	3.25	6.27	7.38	.80
Class 2	–11.33	–5.07	3.24	6.26	7.38	.80
Class 3	–11.30	–4.98	3.32	6.34	7.45	.73
Class 4	–11.46	–5.29	2.99	6.02	7.11	1.05

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020

Europe 30.2%

The Americas 8.7%

Other regions 1.2%

Percent of net assets

Asia/Paciﬁc Basin 49.7%

Short-term securities

&other assets less liabilities 10.2%

8American Funds Insurance Series

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years	(since June 17, 1999) expense ratio		expense ratio

Class 1	–4.06%	4.19%	6.44%	6.42%	8.07%	.77%	.59%
Class 1A	–4.18	3.87	6.17	6.16	7.80	1.02	.84
Class 2	–4.18	3.93	6.18	6.16	7.80	1.02	.84
Class 4	–4.31	3.61	5.90	5.90	7.53	1.27	1.09

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment advisor is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. Net expense ratios reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020

The Americas 34.7%

Europe 19.7%

Other regions 3.4%

Percent of net assets

Asia/Paciﬁc Basin 37.6%

Short-term securities

&other assets less liabilities 4.6%

American Funds Insurance Series	9

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since July 5, 2001)	ratio

Class 1	–8.27%	0.42%	6.79%	11.40%	6.04%	.43%
Class 1A	–8.40	0.25	6.54	11.13	5.78	.68
Class 2	–8.41	0.26	6.55	11.12	5.77	.68
Class 4	–8.49	–0.06	6.27	10.91	5.54	.93

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund’s

assets were

invested as of Information technology 15.2%

June 30, 2020

Industrials 12.2%

Energy 10.0%

Consumer staples 9.7%

Percent of net assets

Health care 20.2%

Other industries 27.8%

Short-term securities

&other assets less liabilities 4.2%

Other securities .7%

10American Funds Insurance Series

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since May 1, 2006)	ratio

Class 1	–11.08%	–2.21%	6.59%	9.85%	6.40%	.66%
Class 1A	–11.20	–2.47	6.36	9.59	6.14	.91
Class 2	–11.20	–2.46	6.31	9.57	6.13	.91
Class 4	–11.29	–2.75	6.04	9.32	5.88	1.16

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020

Europe 28.3%

Asia/Paciﬁc Basin 16.7%

Other regions .2%

Percent of net assets

The Americas 48.6%

Short-term securities

&other assets less liabilities 6.2%

American Funds Insurance Series	11

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years (since February 8, 1984)		ratio

Class 1	–3.62%	4.93%	10.19%	13.45%	11.18%	.30%
Class 1A	–3.73	4.69	9.93	13.18	10.91	.55
Class 2	–3.73	4.67	9.91	13.17	10.91	.55
Class 3	–3.70	4.75	9.99	13.25	10.98	.48
Class 4	–3.86	4.40	9.64	12.90	10.63	.80

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were

June 30, 2020

Communication services 14.5%

Industrials	9.1%	Other industries 26.0%

Financials	8.7%	Short-term securities

		& other assets
Other securities 1.0%		less liabilities 6.1%

12American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years (since November 18, 2008)		ratio

Class 1	–15.08%	–8.98%	1.61%	5.51%	7.38%	.67%
Class 1A	–15.19	–9.26	1.37	5.26	7.12	.92
Class 2	–15.17	–9.25	1.35	5.25	7.11	.92
Class 4	–15.29	–9.48	1.09	5.02	6.88	1.17

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020

Asia/Paciﬁc Basin 41.7%

The Americas 3.5%

Other regions 1.3%

Percent of net assets

Europe 44.0%

Short-term securities

&other assets less liabilities 9.5%

American Funds Insurance Series	13

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2020*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years (since May 1, 2014)		expense ratio	expense ratio

Class 1	–6.23%	0.67%	3.57%	3.08%	.54%	.28%
Class 1A	–6.36	0.41	3.32	2.82	.79	.53
Class 2	–6.36	0.31	3.34	2.91	.79	.53
Class 4	–6.49	0.15	3.05	2.56	1.04	.78

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment advisor is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. Net expense ratios reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020

Europe 21.7%

Asia/Paciﬁc Basin 8.2%

Percent of net assets

The Americas 65.9%

Short-term securities

&other assets less liabilities 4.2%

14American Funds Insurance Series
Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years (since August 1,1989)		ratio

Class 1	–1.47%	6.82%	8.05%	10.60%	8.44%	.31%
Class 1A	–1.55	6.57	7.79	10.33	8.17	.56
Class 2	–1.57	6.54	7.78	10.33	8.17	.56
Class 3	–1.54	6.62	7.86	10.41	8.24	.49
Class 4	–1.70	6.26	7.51	10.09	7.91	.81

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020

Corporate bonds & notes 13.3%

U.S. Treasury bonds & notes 10.3%

Mortgage-backed obligations 8.6%

Other securities 1.5%

Percent of net assets

Common stocks 59.6%

Short-term securities

&other assets less liabilities 6.7%

American Funds Insurance Series	15

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2020*
a $1,000 investment				Lifetime	Expense
	6 months	1 year	5 years	(since May 2, 2011)	ratio

Class 1	–2.85%	3.84%	6.43%	5.79%	.73%
Class 1A	–3.00	3.51	6.20	5.54	.98
Class 2	–2.93	3.59	6.18	5.53	.98
Class 4	–3.11	3.25	5.93	5.39	1.23

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020

U.S. Treasury bonds & notes 14.2%

Bonds & notes of governments

&government agencies outside the U.S. 14.1%

Corporate bonds & notes 6.1%

Mortgage-backed obligations 1.6%

Other bonds & notes .1%

Percent of net assets

U.S. common stocks 28.5%

Common stocks of issuers outside the U.S. 30.4%

Short-term securities & other assets less liabilities 5.0%

16American Funds Insurance Series

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years (since January 2, 1996)		ratio

Class 1	6.61%	9.49%	4.67%	4.05%	4.90%	.40%
Class 1A	6.51	9.26	4.42	3.80	4.64	.65
Class 2	6.56	9.25	4.40	3.79	4.64	.65
Class 4	6.36	8.89	4.13	3.54	4.38	.90

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were

invested as of	Mortgage-backed obligations 28.5%

June 30, 2020
U.S. Treasury bonds & notes 23.0%	Corporate bonds & notes 38.3%

Bonds & notes of governments
& government agencies	Short-term securities

outside the U.S. 3.3%	& other assets

Asset-backed obligations 2.3%	less liabilities 2.3%

Municipals 2.3%

American Funds Insurance Series	17

Capital World Bond Fund® (formerly Global Bond Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years (since October 4, 2006) expense ratio			expense ratio

Class 1	2.14%	3.56%	3.49%	3.13%	4.08%	.59%	.49%
Class 1A	2.03	3.26	3.27	2.89	3.83	.84	.74
Class 2	2.03	3.32	3.23	2.87	3.82	.84	.74
Class 4	1.93	3.06	2.99	2.66	3.60	1.09	.99

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment advisor is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. Net expense ratios reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2020

Corporate bonds & notes 33.6%

U.S. Treasury bonds & notes 7.4%

Mortgage-backed obligations 5.9%

Other bonds and notes .2%

Bonds & notes of governments

&government agencies outside the U.S. 49.4%

Short-term securities & other assets less liabilities 3.5%

18American Funds Insurance Series

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years (since February 8, 1984)		ratio

Class 1	–4.74%	–2.11%	3.94%	5.59%	8.40%	.51%
Class 1A	–4.86	–2.32	3.71	5.34	8.13	.76
Class 2	–4.85	–2.38	3.69	5.33	8.13	.76
Class 3	–4.83	–2.26	3.77	5.40	8.20	.69
Class 4	–4.89	–2.52	3.43	5.12	7.87	1.01

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2020

Corporate bonds & notes 92.3%

Equity securities 2.1%

Convertible securities 1.1%

Short-term securities

&other assets less liabilities 4.5%

American Funds Insurance Series	19

American Funds Mortgage Fund® (formerly Mortgage Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2020*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years	(since May 2, 2011)	expense ratio	expense ratio

Class 1	5.81%	6.97%	3.38%	3.17%	.48%	.30%
Class 1A	5.59	6.67	3.12	2.91	.73	.55
Class 2	5.68	6.71	3.13	2.91	.73	.55
Class 4	5.53	6.43	2.87	2.72	.98	.80

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment advisor is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. Net expense ratios reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2020

U.S. Treasury bonds & notes 4.1%

Asset-backed obligations .9%

Mortgage-backed obligations 91.8%

Short-term securities & other assets less liabilities 3.2%

20American Funds Insurance Series

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years (since February 8, 1984)		ratio

	Class 1	0.43%	1.24%	0.91%	0.34%	3.36%	.37%
	Class 1A	0.41	1.23	0.84	0.18	3.13	.62
	Class 2	0.31	1.02	0.67	0.09	3.11	.62
	Class 3	0.31	1.07	0.72	0.16	3.17	.55
	Class 4	0.11	0.73	0.40	–0.09	2.86	.87
	Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment
	results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for
	more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report
	for details.
	*Periods greater than one year are annualized.
						Percent of net assets

Where the fund’s	Commercial paper						68.2%
assets were	Bonds & notes of governments & government agencies outside the U.S.						17.9
invested as of	Federal agency discount notes						7.0
June 30, 2020	U.S. Treasury bills						6.8
	Other assets less liabilities						.1

	Total						100.0%

American Funds Insurance Series	21

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years (since December 2, 1985)		ratio

Class 1	8.80%	9.84%	3.92%	3.29%	5.88%	.38%
Class 1A	8.64	9.59	3.69	3.05	5.62	.63
Class 2	8.70	9.61	3.65	3.03	5.62	.63
Class 3	8.77	9.73	3.74	3.11	5.70	.56
Class 4	8.53	9.37	3.40	2.82	5.37	.88

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details..

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2020

Federal agency bonds & notes 19.0%

Mortgage-backed obligations 57.6%

Short-term securities & other assets less liabilities 6.4%

22American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2020*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	8.57%	18.75%	11.03%	10.49%	.79%	.74%
Class P2	8.42	18.45	10.73	10.17	1.04	.99

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reﬂect current fees and are as of the fund’s prospectus dated May 1, 2020.

*Periods greater than one year are annualized.

American Funds Insurance Series	23

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2020*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	–12.33%	–7.10%	1.43%	1.78%	.97%	.89%
Class P2	–12.45	–7.36	1.06	1.41	1.22	1.14

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reﬂect current fees and are as of the fund’s prospectus dated May 1, 2020.

*Periods greater than one year are annualized.

24American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2020*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	–8.30%	–1.84%	4.01%	5.30%	.84%	.79%
Class P2	–8.48	–2.16	3.64	4.93	1.09	1.04

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reﬂect current fees and are as of the fund’s prospectus dated May 1, 2020.

*Periods greater than one year are annualized.

American Funds Insurance Series	25

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2020*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	0.66%	7.68%	7.83%	8.42%	.73%	.68%
Class P2	0.62	7.48	7.55	8.11	.98	.93

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reﬂect current fees and are as of the fund’s prospectus dated May 1, 2020.

*Periods greater than one year are annualized.

26American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2020*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years (since September 28, 2012)		expense ratio	expense ratio

Class P1	–3.71%	3.71%	5.87%	6.95%	.71%	.66%
Class P2	–3.80	3.42	5.60	6.69	.96	.91

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reﬂect current fees and are as of the fund’s prospectus dated May 1, 2020.

*Periods greater than one year are annualized.

American Funds Insurance Series	27

Global Growth Fund

Summary investment portfolio June 30, 2020			unaudited
Common stocks 95.99%			Value
		Shares	(000)

Information	ASML Holding NV1	624,842	$ 229,053
technology	ASML Holding NV (New York registered) (ADR)	488,000	179,599
30.83%	Microsoft Corp.	1,994,300	405,860
	Taiwan Semiconductor Manufacturing Company, Ltd.1	26,543,000	280,879
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	280,000	15,896
	Visa Inc., Class A	1,103,900	213,240
	Paycom Software, Inc.2	357,000	110,574
	Temenos AG1,3	608,100	94,283
	Adyen NV1,2	56,700	82,606
	Broadcom Inc.	241,200	76,125
	Adobe Inc.2	135,000	58,767
	PagSeguro Digital Ltd., Class A2	1,340,900	47,387
	Zendesk, Inc.2	454,000	40,193
	Amphenol Corp., Class A	373,500	35,785
	Other securities		213,234

			2,083,481

Consumer	Amazon.com, Inc.2	158,665	437,728
discretionary	Alibaba Group Holding Ltd.1,2	6,800,500	183,768
20.45%	Just Eat Takeaway (GBP denominated)1,2	640,914	67,122
	Just Eat Takeaway (EUR denominated)1,2	347,000	36,107
	Chipotle Mexican Grill, Inc.2	92,200	97,028
	Ocado Group PLC1,2	2,952,000	74,107
	LVMH Moët Hennessy-Louis Vuitton SE1	161,200	70,605
	Prosus NV1,2	570,000	52,902
	Moncler SpA1,2	1,132,370	43,237
	NIKE, Inc., Class B	395,200	38,749
	Other securities		280,730

			1,382,083

Health care	DexCom, Inc.2	253,000	102,566
12.69%	UnitedHealth Group Inc.	297,500	87,748
	Fisher & Paykel Healthcare Corp. Ltd.1	3,613,500	83,563
	AstraZeneca PLC1	695,300	72,483
	Pfizer Inc.	1,699,000	55,557
	Regeneron Pharmaceuticals, Inc.2	84,200	52,511
	Mettler-Toledo International Inc.2	65,000	52,361
	Merck & Co., Inc.	620,000	47,945
	Other securities		302,576

			857,310

Financials	AIA Group Ltd.1	12,339,300	114,843
9.07%	Tradeweb Markets Inc., Class A	1,736,360	100,952
	MarketAxess Holdings Inc.	151,400	75,839
	Kotak Mahindra Bank Ltd.1	3,797,000	68,521
	JPMorgan Chase & Co.	589,000	55,401
	Other securities		196,992

			612,548

Communication	Alphabet Inc., Class A2	98,050	139,039
services	Alphabet Inc., Class C2	63,852	90,262
8.38%	Tencent Holdings Ltd.1	2,215,000	142,278
	Facebook, Inc., Class A2	411,640	93,471
	Nintendo Co., Ltd.1	136,100	60,560
	Other securities		40,316

			565,926

28American Funds Insurance Series

Global Growth Fund

Common stocks			Value
		Shares	(000)

Consumer staples	British American Tobacco PLC1	2,943,800	$113,104
6.98%	Philip Morris International Inc.	919,500	64,420
	Nestlé SA1	563,497	62,252
	Kweichow Moutai Co., Ltd., Class A1	269,957	55,868
	Altria Group, Inc.	1,248,500	49,004
	Keurig Dr Pepper Inc.	1,624,000	46,122
	Other securities		81,223

			471,993

Industrials	Airbus SE, non-registered shares1,2	667,000	47,463
3.89%	Other securities		215,407

			262,870

Materials	Sherwin-Williams Company	155,500	89,856
1.94%	Other securities		41,540

			131,396

Energy	Reliance Industries Ltd.1	1,807,924	40,861
1.29%	Reliance Industries Ltd., interim shares1,2	106,956	1,130
	Other securities		45,266

			87,257

Other	Other securities		31,299
0.47%
	Total common stocks (cost: $3,515,921,000)		6,486,163

Preferred securities 2.31%

Health care	Sartorius AG, nonvoting preferred, non-registered shares1	381,500	125,333
1.85%
			125,333

Information	Other securities		30,939
technology
	Total preferred securities (cost: $43,479,000)		156,272
0.46%

Short-term securities 2.34%

Money market investments 2.34%

	Capital Group Central Cash Fund 0.18%4	1,342,495	134,263
	Goldman Sachs Financial Square Government Fund 0.15%4,5	24,225,393	24,225
			158,488

	Total short-term securities (cost: $158,464,000)		158,488

	Total investment securities 100.64% (cost: $3,717,864,000)		6,800,923
	Other assets less liabilities (0.64)%		(43,487)

	Net assets 100.00%		$6,757,436

American Funds Insurance Series	29

Global Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $3,104,888,000, which represented 45.95% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3All or a portion of this security was on loan. The total value of all such securities was $25,635,000, which represented .38% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

4Rate represents the seven-day yield at 6/30/2020.

5Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

EUR = Euros

GBP = British pounds

See notes to financial statements.

30American Funds Insurance Series

Global Small Capitalization Fund

Summary investment portfolio June 30, 2020			unaudited
Common stocks 95.18%			Value
		Shares	(000)

Information	Cree, Inc.1	1,356,800	$ 80,309
technology	Ceridian HCM Holding Inc.1	799,400	63,368
23.87%	Net One Systems Co., Ltd.2	1,887,865	62,947
	Inphi Corp.1	464,300	54,555
	Kingdee International Software Group Co. Ltd.2	21,259,374	49,492
	BE Semiconductor Industries NV2	814,330	36,213
	Avast PLC2	5,514,043	36,066
	Carel Industries SpA2,3	1,947,251	35,719
	Appfolio, Inc., Class A1	211,503	34,414
	SimCorp AS2	287,650	30,991
	Silergy Corp.2	451,740	29,317
	Alteryx, Inc., Class A1	173,000	28,420
	Avalara, Inc.1	212,419	28,271
	Network International Holdings PLC1,2	4,570,562	24,940
	Other securities		443,962

			1,038,984

Health care	Insulet Corp.1	645,320	125,360
23.79%	GW Pharmaceuticals PLC (ADR)1,3	748,218	91,821
	Haemonetics Corp.1	777,300	69,615
	CanSino Biologics Inc., Class H1,2	2,468,200	68,238
	Notre Dame Intermédica Participações SA	4,528,600	56,636
	Mani, Inc.2	1,808,129	47,710
	Allogene Therapeutics, Inc.1	1,105,188	47,324
	Integra LifeSciences Holdings Corp.1	913,825	42,941
	iRhythm Technologies, Inc.1	328,300	38,047
	Allakos Inc.1	504,880	36,281
	Cortexyme, Inc.1,3	759,458	35,163
	Applied Molecular Transport Inc.1,3	1,365,957	34,340
	New Frontier Health Corp., Class A1,4	2,680,000	22,190
	New Frontier Health Corp., Class A1,3	742,000	6,144
	PRA Health Sciences, Inc.1	288,400	28,058
	WuXi Biologics (Cayman) Inc.1,2	1,412,000	25,872
	Other securities		259,977

			1,035,717

Consumer	Thor Industries, Inc.	498,700	53,126
discretionary	Helen of Troy Ltd.1	267,200	50,383
14.42%	frontdoor, inc.1	1,050,200	46,555
	Shop Apotheke Europe NV, non-registered shares1,2,3	282,300	33,727
	Five Below, Inc.1	305,000	32,608
	YETI Holdings, Inc.1	634,879	27,128
	GVC Holdings PLC2	2,934,000	26,883
	B2W - Cia. Digital, ordinary nominative1	1,262,193	24,846
	Other securities		332,377

			627,633

Industrials	Nihon M&A Center Inc.2	1,652,692	74,654
14.11%	International Container Terminal Services, Inc.2	23,981,620	49,643
	Boyd Group Services Inc.	222,726	33,151
	IMCD NV1,2	293,600	27,563
	Other securities		429,222

			614,233

American Funds Insurance Series	31

Global Small Capitalization Fund

Common stocks (continued)			Value
		Shares	(000)

Financials	Cannae Holdings, Inc.1	2,004,000	$ 82,364
5.86%	Trupanion, Inc.1,3	973,800	41,572
	Kotak Mahindra Bank Ltd.2	1,946,825	35,132
	Other securities		95,980

			255,048

Communication	Bandwidth Inc., Class A1	290,990	36,956
services	Other securities		114,292
3.47%
			151,248

Real estate	Altus Group Ltd.	932,800	28,027
2.89%	Other securities		97,573

			125,600

Consumer staples	Grocery Outlet Holding Corp.1	659,200	26,895
2.75%	Freshpet, Inc.1	311,900	26,094
	Other securities		66,645

			119,634

Materials	Other securities		76,786
1.76%

Utilities	ENN Energy Holdings Ltd.2	4,262,900	47,877
1.33%	Other securities		9,940

			57,817

Energy	Other securities		40,545
0.93%
	Total common stocks (cost: $2,981,131,000)		4,143,245

Preferred securities 1.39%

Information	Other securities		45,206
technology
			45,206
1.04%

Other	Other securities		15,312
0.35%
	Total preferred securities (cost: $60,016,000)		60,518

Convertible stocks 0.16%

Consumer	Other securities		6,715
discretionary
	Total convertible stocks (cost: $6,380,000)		6,715
0.16%

32American Funds Insurance Series

Global Small Capitalization Fund

Short-term securities 5.15%

Value

Shares(000)

Money market investments 5.15%

Capital Group Central Cash Fund 0.18%5	1,631,730	$163,189
Goldman Sachs Financial Square Government Fund 0.15%5,6	61,015,616	61,016
		224,205

Total short-term securities (cost: $224,170,000)		224,205

Total investment securities 101.88% (cost: $3,271,697,000)		4,434,683
Other assets less liabilities (1.88)%		(81,752)

Net assets 100.00%		$4,352,931

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $70,637,000, an aggregate cost of $65,866,000, and which represented 1.62% of the net assets of the fund) were acquired from 5/1/2015 to 5/27/2020 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

					Net	Net
						unrealized		Value of
					realized	(depreciation)	Dividend	affiliates at
	Beginning			Ending	gain	appreciation	income	6/30/2020
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)

Common stocks 0.65%
Health care 0.26%
NuCana PLC (ADR)1,3	2,083,704	—	—	2,083,704	$—	$(1,459)	$—	$11,252
Consumer discretionary 0.39%
Lands’ End, Inc.1	—	2,100,000	—	2,100,000	—	2,079	—	16,884
Total 0.65%					$—	$620	$—	$28,136

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,842,689,000, which represented 42.33% of the net assets of the fund. This amount includes $1,772,049,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,“ was $69,706,000, which represented 1.60% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

4Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $32,675,000, which represented .75% of the net assets of the fund.

5Rate represents the seven-day yield at 6/30/2020.

6Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	33

Growth Fund

Summary investment portfolio June 30, 2020			unaudited
Common stocks 95.45%			Value
		Shares	(000)

Information	Microsoft Corp.	9,475,683	$1,928,396
technology	ASML Holding NV (New York registered) (ADR)	1,171,100	431,000
24.19%	ASML Holding NV1	770,000	282,265
	Broadcom Inc.	2,158,602	681,276
	Taiwan Semiconductor Manufacturing Company, Ltd.1	33,805,000	357,726
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,705,092	153,568
	RingCentral, Inc., Class A2	1,500,100	427,544
	Shopify Inc., Class A, subordinate voting shares2	330,000	313,236
	Visa Inc., Class A	1,577,417	304,710
	Intel Corp.	3,621,900	216,698
	ServiceNow, Inc.2	484,730	196,345
	PayPal Holdings, Inc.2	976,700	170,170
	MongoDB, Inc., Class A2	603,209	136,530
	Autodesk, Inc.2	558,608	133,613
	Advanced Micro Devices, Inc.2	2,457,039	129,265
	Mastercard Inc., Class A	421,000	124,490
	Other securities		1,347,369

			7,334,201

Communication	Facebook, Inc., Class A2	7,548,342	1,714,002
services	Netflix, Inc.2	3,476,160	1,581,792
19.45%	Alphabet Inc., Class C2	504,547	713,233
	Alphabet Inc., Class A2	60,216	85,389
	Charter Communications, Inc., Class A2	879,480	448,570
	T-Mobile US, Inc.2	4,061,000	422,953
	Activision Blizzard, Inc.	5,286,790	401,267
	Snap Inc., Class A2	9,330,000	219,162
	Comcast Corp., Class A	5,046,197	196,701
	Other securities		113,544

			5,896,613

Consumer	Tesla, Inc.2	1,908,500	2,060,817
discretionary	Amazon.com, Inc.2	595,716	1,643,473
17.79%	Dollar General Corp.	1,743,646	332,182
	Home Depot, Inc.	831,036	208,183
	Toll Brothers, Inc.	3,800,000	123,842
	Other securities		1,024,947

			5,393,444

Health care	UnitedHealth Group Inc.	2,897,719	854,682
15.71%	Intuitive Surgical, Inc.2	1,075,500	612,852
	Regeneron Pharmaceuticals, Inc.2	842,500	525,425
	Humana Inc.	1,084,800	420,631
	Vertex Pharmaceuticals Inc.2	1,275,061	370,163
	Centene Corp.2	3,835,000	243,714
	Thermo Fisher Scientific Inc.	598,500	216,861
	Seattle Genetics, Inc.2	1,248,154	212,086
	ResMed Inc.	755,000	144,960
	Other securities		1,163,370

			4,764,744

Financials	Berkshire Hathaway Inc., Class B2	942,100	168,174
5.07%	Intercontinental Exchange, Inc.	1,592,900	145,910
	First Republic Bank	1,296,297	137,395
	Other securities		1,086,595

			1,538,074

34American Funds Insurance Series

Growth Fund

Common stocks			Value
		Shares	(000)

Industrials	TransDigm Group Inc.	736,200	$ 325,437
5.02%	CSX Corp.	1,920,800	133,957
	MTU Aero Engines AG1,2	745,782	128,891
	Other securities		932,396

			1,520,681

Materials	Franco-Nevada Corp. (CAD denominated)	1,147,206	160,259
2.94%	Wheaton Precious Metals Corp.	2,833,400	124,811
	Other securities		606,480

			891,550

Consumer staples	Philip Morris International Inc.	1,985,900	139,132
2.27%	Costco Wholesale Corp.	411,431	124,750
	British American Tobacco PLC1	3,000,800	115,295
	British American Tobacco PLC (ADR)	195,000	7,570
	Other securities		302,284

			689,031

Real estate	Equinix, Inc. REIT	356,975	250,703
1.43%	American Tower Corp. REIT	501,188	129,577
	Other securities		52,008

			432,288

Energy	Other securities		359,863
1.19%

Utilities	Other securities		119,172
0.39%
	Total common stocks (cost: $14,123,528,000)		28,939,661

Preferred securities 0.08%

Information	Other securities		25,573
technology
	Total preferred securities (cost: $27,479,000)		25,573
0.08%

Rights & warrants 0.00%

Communication	T-Mobile US, Inc., rights, expire 20202	3,611,200	607
services
			607
0.00%

	Total rights & warrants (cost: $0)		607

Convertible bonds & notes 0.13%		Principal amount

		(000)

Consumer staples	Other securities		39,060
0.13%
	Total convertible bonds & notes (cost: $39,059,000)		39,060

American Funds Insurance Series	35

Growth Fund

Short-term securities 3.98%

Value

Shares(000)

Money market investments 3.98%

Capital Group Central Cash Fund 0.18%3	12,050,749	$1,205,195
Total short-term securities (cost: $1,205,162,000)		1,205,195

Total investment securities 99.64% (cost: $15,395,228,000)		30,210,096
Other assets less liabilities 0.36%		110,241

Net assets 100.00%		$30,320,337

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $46,931,000, an aggregate cost of $46,526,000, and which represented .15% of the net assets of the fund) were acquired from 12/21/2018 to 4/17/2020 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities“ also includes a security (with a value of $9,526,000, which represented .03% of the net assets of the fund) which was acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,917,364,000, which represented 6.32% of the net assets of the fund. This amount includes $1,807,025,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Rate represents the seven-day yield at 6/30/2020.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

36American Funds Insurance Series

International Fund

Summary investment portfolio June 30, 2020			unaudited
Common stocks 88.05%			Value
		Shares	(000)

Consumer	Alibaba Group Holding Ltd.1,2	10,117,800	$ 273,411
discretionary	Alibaba Group Holding Ltd. (ADR)2	17,700	3,818
16.11%	MercadoLibre, Inc.2	223,000	219,827
	Sony Corp.1	2,242,700	153,583
	Meituan Dianping, Class B1,2	3,440,364	76,422
	Fast Retailing Co., Ltd.1	125,900	72,085
	Galaxy Entertainment Group Ltd.1	9,826,000	66,717
	adidas AG1,2	216,336	56,598
	Delivery Hero SE1,2	547,143	55,747
	Kering SA1	99,188	53,876
	Other securities		406,812

			1,438,896

Financials	AIA Group Ltd.1	39,521,100	367,826
16.04%	HDFC Bank Ltd.1	17,086,200	243,557
	HDFC Bank Ltd. (ADR)	531,294	24,153
	Kotak Mahindra Bank Ltd.1	10,657,149	192,318
	Ping An Insurance (Group) Co. of China, Ltd., Class H1	9,161,100	91,492
	Ping An Insurance (Group) Co. of China, Ltd., Class A1	612,202	6,185
	BNP Paribas SA1,2	1,851,058	73,382
	Axis Bank Ltd.1	10,492,355	57,203
	Other securities		377,089

			1,433,205

Health care	Chugai Pharmaceutical Company, Ltd.1	3,896,700	208,306
15.93%	Daiichi Sankyo Company, Ltd.1	2,160,000	176,400
	Novartis AG1	1,808,333	157,127
	Alcon Inc.1,2	1,988,239	113,919
	Takeda Pharmaceutical Company, Ltd.1	2,859,865	102,070
	Grifols, SA, Class A, non-registered shares1	2,691,000	81,631
	Grifols, SA, Class B (ADR)	793,690	14,477
	Teva Pharmaceutical Industries Ltd. (ADR)2	7,216,598	88,981
	Fresenius SE & Co. KGaA1,2	1,740,654	85,920
	Hikma Pharmaceuticals PLC1	2,371,000	65,169
	WuXi Biologics (Cayman) Inc.1,2	2,304,000	42,216
	WuXi Biologics (Cayman) Inc.2	1,065,000	18,825
	Olympus Corp.1	2,963,000	57,068
	Other securities		210,929

			1,423,038

Industrials	Airbus SE, non-registered shares1,2	2,732,749	194,459
10.57%	Recruit Holdings Co., Ltd.1	3,646,709	124,659
	Knorr-Bremse AG, non-registered shares1,2	847,671	85,768
	Safran SA1,2	681,300	68,152
	Melrose Industries PLC1	45,834,933	64,602
	NIBE Industrier AB, Class B1,2	2,534,550	55,936
	Other securities		350,450

			944,026

Communication	SoftBank Group Corp.1	3,657,500	184,293
services	Tencent Holdings Ltd.1	2,179,387	139,990
6.25%	Altice Europe NV, Class A1,2	13,236,760	50,964
	Other securities		182,944

			558,191

American Funds Insurance Series	37

International Fund

Common stocks (continued)			Value
		Shares	(000)

Consumer staples	Nestlé SA1	976,000	$ 107,824
5.47%	Pernod Ricard SA1	536,814	84,371
	Kirin Holdings Company, Ltd.1	2,605,800	54,954
	Other securities		241,286

			488,435

Energy	Reliance Industries Ltd.1	8,663,364	195,802
4.20%	Reliance Industries Ltd., interim shares1,2	196,599	2,077
	BP PLC1	13,959,863	53,053
	Other securities		124,124

			375,056

Information	ASML Holding NV1	373,435	136,893
technology	PagSeguro Digital Ltd., Class A2	1,392,000	49,193
4.18%	Other securities		187,660

			373,746

Utilities	ENN Energy Holdings Ltd.1	14,004,000	157,281
3.86%	E.ON SE1	7,101,000	79,835
	China Gas Holdings Ltd.1	24,134,000	74,320
	Other securities		33,159

			344,595

Materials	Vale SA, ordinary nominative (ADR)	7,755,993	79,964
3.79%	Vale SA, ordinary nominative	102,481	1,054
	First Quantum Minerals Ltd.	6,215,400	49,537
	Other securities		208,271

			338,826

Real estate	China Overseas Land & Investment Ltd.1	17,790,000	53,723
1.65%	Other securities		93,642

			147,365

	Total common stocks (cost: $6,302,499,000)		7,865,379
Preferred securities 1.01%

Health care	Grifols, SA, Class B, nonvoting preferred, non-registered shares1	3,026,230	55,587
0.62%
			55,587

Energy	Other securities		34,408
0.39%
	Total preferred securities (cost: $86,966,000)		89,995

Rights & warrants 0.27%

Health care	Other securities		24,374
0.27%
	Total rights & warrants (cost: $21,623,000)		24,374

38American Funds Insurance Series

International Fund

Convertible bonds & notes 0.03%		Principal amount	Value
		(000)	(000)

Health care	Other securities		$ 2,624
0.03%
	Total convertible bonds & notes (cost: $5,855,000)		2,624

Bonds, notes & other debt instruments 0.46%

Corporate bonds & notes 0.35%

Other	Other securities
0.35%

Bonds & notes of governments & government agencies outside the U.S. 0.11%

Bonds & notes	Other securities
of governments &	Total bonds, notes & other debt instruments (cost: $38,545,000)
government agencies

outside the U.S.
0.11%

31,462

9,738

41,200

Short-term securities 9.92%

Shares

Money market investments 9.92%

Capital Group Central Cash Fund 0.18%3	8,753,403	875,428
Goldman Sachs Financial Square Government Fund 0.15%3,4	10,827,238	10,827
		886,255

Total short-term securities (cost: $886,243,000)		886,255

Total investment securities 99.74% (cost: $7,341,731,000)		8,909,827
Other assets less liabilities 0.26%		23,140

Net assets 100.00%		$8,932,967

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes securities (with an aggregate value of $49,611,000, which represented .56% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. “Other securities“ also includes securities on loan. The total value of securities on loan was $11,451,000, which represented .13% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $7,037,313,000, which represented 78.78% of the net assets of the fund. This amount includes $7,012,933,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Rate represents the seven-day yield at 6/30/2020.

4Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	39
New World Fund

Summary investment portfolio June 30, 2020			unaudited
Common stocks 90.74%			Value
		Shares	(000)

Information	Microsoft Corp.	451,633	$ 91,912
technology	Taiwan Semiconductor Manufacturing Company, Ltd.1	4,327,000	45,788
18.11%	Mastercard Inc., Class A	145,400	42,995
	PagSeguro Digital Ltd., Class A2	1,198,655	42,360
	PayPal Holdings, Inc.2	208,035	36,246
	Adobe Inc.2	74,959	32,630
	Keyence Corp.1	76,200	31,815
	ASML Holding NV1	84,165	30,853
	Broadcom Inc.	91,846	28,988
	StoneCo Ltd., Class A2	740,635	28,707
	Visa Inc., Class A	130,469	25,203
	Silergy Corp.1	357,000	23,168
	Other securities		162,980

			623,645

Consumer	Alibaba Group Holding Ltd.1,2	2,541,204	68,670
discretionary	MercadoLibre, Inc.2	64,355	63,439
13.72%	Naspers Ltd., Class N1	158,714	28,954
	Delivery Hero SE1,2	281,369	28,668
	LVMH Moët Hennessy-Louis Vuitton SE1	62,064	27,184
	Meituan Dianping, Class B1,2	947,102	21,038
	Galaxy Entertainment Group Ltd.1	2,944,000	19,989
	Hermès International1	21,010	17,535
	Other securities		197,128

			472,605

Health care	Thermo Fisher Scientific Inc.	89,671	32,491
12.60%	Zai Lab Ltd. (ADR)2	341,308	28,032
	AstraZeneca PLC1	252,263	26,298
	BioMarin Pharmaceutical Inc.2	180,963	22,320
	Abbott Laboratories	222,506	20,344
	Notre Dame Intermédica Participações SA	1,575,057	19,698
	Other securities		284,950

			434,133

Financials	Kotak Mahindra Bank Ltd.1	3,140,269	56,669
11.57%	AIA Group Ltd.1	4,670,200	43,466
	HDFC Bank Ltd.1	2,485,232	35,426
	HDFC Bank Ltd. (ADR)	80,205	3,646
	B3 SA - Brasil, Bolsa, Balcao	3,275,259	33,180
	Sberbank of Russia PJSC (ADR)1,2	1,384,243	15,726
	Sberbank of Russia PJSC (ADR)2	237,133	2,689
	Société Générale1,2	1,090,697	18,146
	XP Inc., Class A2	425,619	17,880
	Ping An Insurance (Group) Co. of China, Ltd., Class H1	1,711,300	17,091
	Other securities		154,652

			398,571

Communication	Tencent Holdings Ltd.1	1,292,200	83,003
services	Facebook, Inc., Class A2	224,314	50,935
9.91%	Alphabet Inc., Class C2	29,315	41,440
	Alphabet Inc., Class A2	6,339	8,989
	Sea Ltd., Class A (ADR)2	366,159	39,267
	Netflix, Inc.2	49,819	22,670
	Other securities		95,102

			341,406

40American Funds Insurance Series

New World Fund

Common stocks			Value
		Shares	(000)

Consumer staples	Kweichow Moutai Co., Ltd., Class A1	276,007	$ 57,121
6.27%	Nestlé SA1	220,716	24,384
	Other securities		134,367

			215,872

Materials	Vale SA, ordinary nominative	1,359,115	13,976
5.59%	Vale SA, ordinary nominative (ADR)	1,244,771	12,833
	Other securities		165,754

			192,563

Industrials	Shanghai International Airport Co., Ltd., Class A1	2,645,527	26,833
5.39%	Airbus SE, non-registered shares1,2	248,789	17,704
	CCR SA, ordinary nominative	6,508,731	17,355
	Other securities		123,791

			185,683

Energy	Reliance Industries Ltd.1	3,061,067	69,184
3.85%	Reliance Industries Ltd., interim shares1,2	201,053	2,124
	Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	4,191,104	34,660
	Other securities		26,668

			132,636

Utilities	China Gas Holdings Ltd.1	6,426,600	19,790
1.94%	ENN Energy Holdings Ltd.1	1,704,800	19,147
	Other securities		27,954

			66,891

Real estate	Other securities		61,656
1.79%
	Total common stocks (cost: $2,345,591,000)		3,125,661

Preferred securities 1.03%

Energy 0.11%

Other 0.92%

Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	391,890	3,123
Petróleo Brasileiro SA (Petrobras), preferred nominative	195,166	774

		3,897

Other securities		31,650

Total preferred securities (cost: $30,146,000)		35,547

Rights & warrants 0.23%

Other	Other securities	7,781
0.23%
	Total rights & warrants (cost: $3,911,000)	7,781

Convertible bonds & notes 0.00%		Principal amount
		(000)

Health care	Other securities	133
0.00%
	Total convertible bonds & notes (cost: $121,000)	133

American Funds Insurance Series	41

New World Fund

Bonds, notes & other debt instruments 3.38%

Principal amount	Value
(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. 2.94%

	Other securities		$101,283
Corporate bonds & notes 0.41%

Communication	Tencent Holdings Ltd. 3.24%–3.98% 2029–20503	BRL980	1,035
services	Other securities		213
0.04%
			1,248

Other	Other securities		12,853
0.37%
	Total corporate bonds & notes		14,101

U.S. Treasury bonds & notes 0.03%

U.S. Treasury	Other securities		864
0.03%
	Total bonds, notes & other debt instruments (cost: $115,629,000)		116,248

Short-term securities 4.68%	Shares

Money market investments 4.68%

Capital Group Central Cash Fund 0.18%4	1,531,568	153,172
Goldman Sachs Financial Square Government Fund 0.15%4,5	8,081,474	8,082
		161,254

Total short-term securities (cost: $161,255,000)		161,254

Total investment securities 100.06% (cost: $2,656,653,000)		3,446,624
Other assets less liabilities (0.06)%		(2,169)

Net assets 100.00%		$3,444,455

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes securities which were pledged as collateral. The total value of pledged collateral was $171,000, which represented less than .01% of the net assets of the fund. “Other securities“ also includes securities on loan. The total value of securities on loan was $8,556,000, which represented .25% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

42American Funds Insurance Series

New World Fund

Futures contracts

							Unrealized
					Notional	Value at	appreciation
			Number of		amount6	6/30/20207	at 6/30/2020
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

30 Year Ultra U.S. Treasury Bond Futures		Long	15	September 2020	$1,500	$3,272	$73
Forward currency contracts

							Unrealized
	Contract amount						appreciation
							(depreciation)

Purchases	Sales				Settlement		at 6/30/2020
(000)	(000)		Counterparty		date		(000)

USD3,190	EUR2,830		Bank of New York Mellon		7/20/2020		$10
USD2,062	CNH14,620		Standard Chartered Bank		7/20/2020		(4)

							$ 6

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,876,796,000, which represented 54.49% of the net assets of the fund. This amount includes $1,863,131,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $47,913,000, which represented 1.39% of the net assets of the fund.

4Rate represents the seven-day yield at 6/30/2020.

5Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

6Notional amount is calculated based on the number of contracts and notional contract size.

7Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts

BRL = Brazilian reais

CNH = Chinese yuan renminbi

EUR = Euros

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	43

Blue Chip Income and Growth Fund

Summary investment portfolio June 30, 2020			unaudited
Common stocks 95.13%			Value
		Shares	(000)

Health care	Abbott Laboratories	3,635,500	$ 332,394
20.22%	Amgen Inc.	1,258,510	296,832
	Gilead Sciences, Inc.	3,005,712	231,260
	AbbVie Inc.	2,227,460	218,692
	UnitedHealth Group Inc.	574,000	169,301
	Teva Pharmaceutical Industries Ltd. (ADR)1	10,333,800	127,416
	Humana Inc.	172,700	66,964
	Medtronic PLC	700,000	64,190
	Stryker Corp.	296,800	53,480
	Other securities		141,203

			1,701,732

Information	Microsoft Corp.	2,498,500	508,470
technology	Broadcom Inc.	951,400	300,271
15.23%	Mastercard Inc., Class A	579,900	171,476
	Apple Inc.	400,000	145,920
	Intel Corp.	1,100,000	65,813
	SS&C Technologies Holdings, Inc.	1,153,800	65,167
	Other securities		24,369

			1,281,486

Industrials	CSX Corp.	3,780,162	263,628
12.24%	Raytheon Technologies Corp.	3,589,236	221,169
	General Dynamics Corp.	980,000	146,471
	Union Pacific Corp.	540,200	91,331
	Illinois Tool Works Inc.	450,000	78,682
	Carrier Global Corp.	2,817,000	62,594
	L3Harris Technologies, Inc.	309,200	52,462
	Other securities		113,518

			1,029,855

Energy	EOG Resources, Inc.	4,588,100	232,433
9.98%	Exxon Mobil Corp.	3,868,166	172,985
	Baker Hughes Co., Class A	9,448,000	145,405
	Diamondback Energy, Inc.	1,320,033	55,204
	Pioneer Natural Resources Company	486,800	47,560
	Other securities		186,359

			839,946

Consumer staples	Constellation Brands, Inc., Class A	1,221,600	213,719
9.67%	Philip Morris International Inc.	2,485,000	174,099
	British American Tobacco PLC (ADR)	2,630,706	102,124
	Altria Group, Inc.	2,092,000	82,111
	Coca-Cola Company	1,250,000	55,850
	PepsiCo, Inc.	400,000	52,904
	Keurig Dr Pepper Inc.	1,746,500	49,600
	Other securities		83,915

			814,322

Communication	Facebook, Inc., Class A1	1,478,100	335,632
services	Comcast Corp., Class A	5,789,400	225,671
9.43%	Alphabet Inc., Class A1	80,975	114,826
	Alphabet Inc., Class C1	3,000	4,241
	Netflix, Inc.1	201,800	91,827
	Other securities		21,560

			793,757

44American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks			Value
		Shares	(000)

Consumer	Royal Caribbean Cruises Ltd.	2,011,200	$101,164
discretionary	McDonald’s Corp.	500,000	92,235
6.30%	Home Depot, Inc.	303,099	75,929
	General Motors Company	2,901,500	73,408
	Lowe’s Companies, Inc.	429,900	58,088
	Other securities		129,340

			530,164

Financials	JPMorgan Chase & Co.	1,269,000	119,362
4.65%	American International Group, Inc.	2,597,300	80,984
	Citigroup Inc.	1,290,000	65,919
	Other securities		124,936

			391,201

Utilities	Public Service Enterprise Group Inc.	2,888,000	141,974
3.38%	Other securities		142,281

			284,255

Materials	Linde PLC	782,200	165,912
2.19%	Other securities		18,107

			184,019

Real estate	Crown Castle International Corp. REIT	525,000	87,859
1.84%	Other securities		67,519

			155,378

	Total common stocks (cost: $6,644,891,000)		8,006,115
Rights & warrants 0.02%

Financials	Other securities		1,612
0.02%
	Total rights & warrants (cost: $17,793,000)		1,612

Convertible stocks 0.71%

Other	Other securities		60,007
0.71%
	Total convertible stocks (cost: $57,918,000)		60,007

Short-term securities 4.16%

Money market investments 4.16%

	Capital Group Central Cash Fund 0.18%2	3,495,899	349,625
	Total short-term securities (cost: $349,565,000)		349,625

	Total investment securities 100.02% (cost: $7,070,167,000)		8,417,359
	Other assets less liabilities (0.02)%		(1,690)

	Net assets 100.00%		$8,415,669

American Funds Insurance Series	45

Blue Chip Income and Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

1Security did not produce income during the last 12 months.

2Rate represents the seven-day yield at 6/30/2020.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

46American Funds Insurance Series

Global Growth and Income Fund

Summary investment portfolio June 30, 2020			unaudited
Common stocks 92.02%			Value
		Shares	(000)

Information	Microsoft Corp.	281,000	$ 57,186
technology	Taiwan Semiconductor Manufacturing Company, Ltd.1	4,912,800	51,987
17.72%	PagSeguro Digital Ltd., Class A2	1,128,752	39,890
	Apple Inc.	105,990	38,665
	Broadcom Inc.	121,200	38,252
	ASML Holding NV1	70,000	25,660
	Other securities		87,750

			339,390

Financials	Société Générale1,2	2,106,881	35,052
14.22%	Fannie Mae2	13,706,000	29,742
	Sberbank of Russia PJSC (ADR)1,2	1,710,000	19,427
	AIA Group Ltd.1	1,753,000	16,315
	UniCredit SpA1,2	1,686,696	15,485
	B3 SA - Brasil, Bolsa, Balcao	1,500,000	15,196
	DBS Group Holdings Ltd.1	1,005,000	15,033
	Toronto-Dominion Bank (CAD denominated)	300,700	13,420
	HDFC Bank Ltd.1	888,000	12,658
	Discover Financial Services	249,000	12,472
	Other securities		87,499

			272,299

Health care	Novartis AG1	360,000	31,281
12.30%	UnitedHealth Group Inc.	86,300	25,454
	Allogene Therapeutics, Inc.2	461,000	19,740
	Abbott Laboratories	171,000	15,635
	Sarepta Therapeutics, Inc.2	94,500	15,152
	Eli Lilly and Company	88,000	14,448
	Centene Corp.2	202,000	12,837
	Illumina, Inc.2	34,000	12,592
	Boston Scientific Corp.2	351,000	12,324
	Other securities		76,184

			235,647

Consumer	LVMH Moët Hennessy-Louis Vuitton SE1	74,096	32,454
discretionary	Home Depot, Inc.	75,500	18,914
9.09%	Flutter Entertainment PLC (EUR denominated)1	126,077	16,549
	Alibaba Group Holding Ltd.1,2	553,000	14,944
	Other securities		91,293

			174,154

Industrials	Airbus SE, non-registered shares1,2	607,200	43,208
8.83%	Lockheed Martin Corp.	66,000	24,085
	CCR SA, ordinary nominative	7,680,800	20,480
	Safran SA1,2	123,500	12,354
	Other securities		68,940

			169,067

Communication	Alphabet Inc., Class A2	21,800	30,914
services	Alphabet Inc., Class C2	7,000	9,895
7.18%	Comcast Corp., Class A	546,000	21,283
	Facebook, Inc., Class A2	65,000	14,760
	Other securities		60,685

			137,537

American Funds Insurance Series	47

Global Growth and Income Fund

Common stocks (continued)			Value
		Shares	(000)

Utilities	E.ON SE1	3,644,000	$40,969
7.10%	Enel SpA1	3,539,000	30,489
	Ørsted AS1	215,107	24,808
	Dominion Energy, Inc.	150,000	12,177
	Other securities		27,512

			135,955

Energy	Reliance Industries Ltd.1	1,606,099	36,300
5.26%	Reliance Industries Ltd., interim shares1,2	107,073	1,131
	EOG Resources, Inc.	652,000	33,030
	Gazprom PJSC (ADR)1	3,431,000	18,479
	Other securities		11,753

			100,693

Consumer staples	Nestlé SA1	315,275	34,830
4.04%	Other securities		42,560

			77,390

Materials	Koninklijke DSM NV1	109,000	15,066
3.36%	Fortescue Metals Group Ltd.1	1,441,882	13,835
	Vale SA, ordinary nominative	1,320,000	13,573
	Other securities		21,822

			64,296

Real estate	Alexandria Real Estate Equities, Inc. REIT	103,000	16,712
2.92%	Other securities		39,154

			55,866

	Total common stocks (cost: $1,380,244,000)		1,762,294
Bonds, notes & other debt instruments 1.81%		Principal amount

		(000)

Corporate bonds & notes 1.81%

Communication	Sprint Corp. 7.25% 2021	$ 33,000	34,634
services
	Total bonds, notes & other debt instruments (cost: $32,282,000)		34,634
1.81%

Short-term securities 6.44%		Shares

Money market investments 6.44%

	Capital Group Central Cash Fund 0.18%3	1,232,229	123,235
	Total short-term securities (cost: $123,219,000)		123,235

	Total investment securities 100.27% (cost: $1,535,745,000)		1,920,163
	Other assets less liabilities (0.27)%		(5,094)

	Net assets 100.00%		$1,915,069

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

48American Funds Insurance Series

Global Growth and Income Fund

Forward currency contracts

	Contract amount			Unrealized
				depreciation

Purchases	Sales		Settlement	at 6/30/2020
(000)	(000)	Counterparty	date	(000)

USD7,220	AUD10,500	Standard Chartered Bank	7/10/2020	$(27)

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $859,944,000, which represented 44.90% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Rate represents the seven-day yield at 6/30/2020.

Key to abbreviations and symbol

ADR = American Depositary Receipts

AUD = Australian dollars

CAD = Canadian dollars

EUR = Euros

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	49

Growth-Income Fund

Summary investment portfolio June 30, 2020			unaudited
Common stocks 92.90%			Value
		Shares	(000)

Information	Microsoft Corp.	9,389,500	$1,910,857
technology	Broadcom Inc.	2,606,134	822,522
17.83%	Intel Corp.	6,447,300	385,742
	Mastercard Inc., Class A	1,269,700	375,450
	Autodesk, Inc.1	921,000	220,294
	Visa Inc., Class A	1,093,800	211,289
	Accenture PLC, Class A	890,900	191,294
	Adobe Inc.1	375,900	163,633
	Other securities		1,774,661

			6,055,742

Health care	Gilead Sciences, Inc.	11,967,500	920,779
16.77%	UnitedHealth Group Inc.	2,545,641	750,837
	Abbott Laboratories	6,125,669	560,070
	Amgen Inc.	2,030,500	478,914
	Merck & Co., Inc.	3,038,880	234,997
	Seattle Genetics, Inc.1	1,242,606	211,144
	AstraZeneca PLC2	1,631,800	170,110
	AstraZeneca PLC (ADR)	721,200	38,144
	Eli Lilly and Company	1,077,600	176,920
	Other securities		2,153,303

			5,695,218

Communication	Facebook, Inc., Class A1	8,465,200	1,922,192
services	Netflix, Inc.1	1,945,925	885,474
14.54%	Alphabet Inc., Class C1	296,784	419,537
	Alphabet Inc., Class A1	288,980	409,788
	Comcast Corp., Class A	10,924,800	425,849
	Charter Communications, Inc., Class A1	401,569	204,816
	Verizon Communications Inc.	3,001,600	165,478
	Other securities		503,307

			4,936,441

Industrials	Northrop Grumman Corp.	733,200	225,415
9.14%	BWX Technologies, Inc.	3,880,911	219,815
	CSX Corp.	3,131,000	218,356
	L3Harris Technologies, Inc.	1,035,500	175,693
	Norfolk Southern Corp.	964,300	169,302
	Woodward, Inc.	2,086,500	161,808
	Other securities		1,934,101

			3,104,490

Financials	Intercontinental Exchange, Inc.	3,183,555	291,614
8.69%	CME Group Inc., Class A	1,779,800	289,289
	JPMorgan Chase & Co.	2,584,530	243,101
	Aon PLC, Class A	1,214,800	233,970
	Marsh & McLennan Companies, Inc.	2,162,201	232,155
	Nasdaq, Inc.	1,719,600	205,441
	Moody’s Corp.	674,558	185,321
	Other securities		1,268,303

			2,949,194

Consumer	Amazon.com, Inc.1	395,030	1,089,817
discretionary	Lowe’s Companies, Inc.	1,360,900	183,885
6.48%	Other securities		926,728

			2,200,430

50American Funds Insurance Series

Growth-Income Fund

Common stocks			Value
		Shares	(000)

Consumer staples	British American Tobacco PLC2	8,069,260	$ 310,032
5.98%	British American Tobacco PLC (ADR)	479,440	18,612
	Keurig Dr Pepper Inc.	8,760,935	248,811
	Philip Morris International Inc.	2,743,640	192,219
	Carlsberg A/S, Class B2	1,326,568	175,240
	Other securities		1,087,456

			2,032,370

Materials	Celanese Corp.	2,996,633	258,729
4.13%	Linde PLC	892,800	189,372
	LyondellBasell Industries NV	2,453,100	161,218
	Other securities		792,562

			1,401,881

Energy	Chevron Corp.	2,625,200	234,247
3.74%	Other securities		1,034,631

			1,268,878

Utilities	CenterPoint Energy, Inc.3	11,210,255	209,296
2.88%	CenterPoint Energy, Inc.	1,111,000	20,742
	Other securities		746,495

			976,533

Real estate	Equinix, Inc. REIT	555,418	390,070
2.72%	Crown Castle International Corp. REIT	1,418,300	237,353
	Other securities		296,588

			924,011

	Total common stocks (cost: $22,200,125,000)		31,545,188
Convertible stocks 0.92%

Information	Broadcom Inc., Series A, cumulative convertible preferred shares,
technology	8.00% 2022	78,400	87,365
0.26%

Other	Other securities		224,617
0.66%
	Total convertible stocks (cost: $268,527,000)		311,982

Bonds, notes & other debt instruments 0.12%		Principal amount

		(000)

Corporate bonds & notes 0.12%

Other	Other securities		39,975
0.12%
	Total corporate bonds & notes		39,975

	Total bonds, notes & other debt instruments (cost: $38,346,000)		39,975

American Funds Insurance Series	51

Growth-Income Fund

Short-term securities 6.14%

Value

Shares(000)

Money market investments 6.14%

Capital Group Central Cash Fund 0.18%4	20,848,370	$2,085,046
Total short-term securities (cost: $2,084,942,000)		2,085,046

Total investment securities 100.08% (cost: $24,591,940,000)		33,982,191
Other assets less liabilities (0.08)%		(27,852)

Net assets 100.00%		$33,954,339

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the six months ended June 30, 2020, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliate at
	Beginning			Ending	loss	depreciation	income	6/30/2020
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)

Common stocks 0.00%
Industrials 0.00%
BWX Technologies, Inc.5	5,414,670	279,000	1,812,759	3,880,911	$(16,774)	$(23,515)	$1,697	$—

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $2,744,357,000, which represented 8.08% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $243,073,000, which represented .72% of the net assets of the fund.

4Rate represents the seven-day yield at 6/30/2020.

5Unaffiliated issuer at 6/30/2020.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

52American Funds Insurance Series

International Growth and Income Fund

Summary investment portfolio June 30, 2020			unaudited
Common stocks 88.70%			Value
		Shares	(000)

Financials	HDFC Bank Ltd.1	2,457,600	$ 35,032
18.26%	Zurich Insurance Group AG1	92,200	32,470
	AIA Group Ltd.1	2,338,600	21,766
	Banco Santander, SA1	8,856,538	21,597
	ING Groep NV1	2,789,300	19,377
	Insurance Australia Group Ltd.1	3,666,000	14,654
	B3 SA - Brasil, Bolsa, Balcao	1,302,000	13,190
	Sberbank of Russia PJSC (ADR)1,2	999,000	11,350
	Sony Financial Holdings Inc.1	410,400	9,877
	Other securities		58,197

			237,510

Industrials	Shanghai International Airport Co., Ltd., Class A1	3,091,967	31,361
14.69%	Aena SME, SA, non-registered shares1,2	121,450	16,168
	Airbus SE, non-registered shares1,2	216,160	15,382
	ASSA ABLOY AB, Class B1	681,100	13,829
	SAAB AB, Class B1,2	510,000	12,711
	Singapore Technologies Engineering Ltd1	5,270,000	12,506
	Deutsche Post AG1,2	342,000	12,476
	Recruit Holdings Co., Ltd.1	350,100	11,968
	Airports of Thailand PCL, foreign registered1	5,250,000	10,297
	Other securities		54,440

			191,138

Health care	Novartis AG1	502,545	43,667
12.55%	Daiichi Sankyo Company, Ltd.1	453,000	36,995
	Takeda Pharmaceutical Company, Ltd.1	518,353	18,500
	Fresenius SE & Co. KGaA1,2	283,701	14,004
	Chugai Pharmaceutical Company, Ltd.1	228,900	12,236
	Aier Eye Hospital Group Co., Ltd., Class A1	1,784,955	11,008
	Other securities		26,926

			163,336

Consumer	Sony Corp.1	498,900	34,165
discretionary	LVMH Moët Hennessy-Louis Vuitton SE1	48,000	21,024
11.14%	GVC Holdings PLC1	1,975,100	18,097
	Galaxy Entertainment Group Ltd.1	2,365,000	16,058
	Kering SA1	29,000	15,752
	Taylor Wimpey PLC1	7,352,400	12,971
	Alibaba Group Holding Ltd.1,2	430,800	11,641
	Other securities		15,234

			144,942

Utilities	E.ON SE1	3,629,500	40,806
9.15%	SSE PLC1	1,320,450	22,295
	ENN Energy Holdings Ltd.1	1,658,000	18,621
	National Grid PLC1	887,664	10,870
	Ørsted AS1	92,807	10,703
	Other securities		15,821

			119,116

Communication	SoftBank Group Corp.1	580,800	29,265
services	Yandex NV, Class A2	470,000	23,509
6.65%	Tencent Holdings Ltd.1	297,700	19,123
	Other securities		14,575

			86,472

American Funds Insurance Series	53

International Growth and Income Fund

Common stocks (continued)			Value
		Shares	(000)

Information	SUMCO Corp.1	1,230,000	$ 18,830
technology	ASML Holding NV1	47,800	17,522
4.03%	Taiwan Semiconductor Manufacturing Company, Ltd.1	1,520,000	16,085
			52,437

Consumer staples	British American Tobacco PLC1	548,402	21,070
3.89%	Imperial Brands PLC1	557,516	10,617
	Other securities		18,953

			50,640

Materials	Rio Tinto PLC1	243,800	13,719
3.83%	UPL Ltd.1,2	2,118,000	11,961
	Air Liquide SA, non-registered shares1	79,200	11,412
	Other securities		12,780

			49,872

Real estate	Sun Hung Kai Properties Ltd.1	1,241,000	15,816
2.80%	CK Asset Holdings Ltd.1	2,626,000	15,615
	Other securities		4,943

			36,374

Energy	Other securities		22,204
1.71%
	Total common stocks (cost: $1,056,951,000)		1,154,041

Preferred securities 0.50%

Energy	Other securities		6,478
0.50%
	Total preferred securities (cost: $5,126,000)		6,478

Rights & warrants 0.62%

Health care	Aier Eye Hospital Group Co., Ltd., Class A, warrants, expires 20211,3	958,500	5,734
0.62%	Aier Eye Hospital Group Co., Ltd., Class A, warrants, expires 20211,2,3	382,799	2,290
			8,024

	Total rights & warrants (cost: $8,134,000)		8,024
Bonds, notes & other debt instruments 0.66%		Principal amount

		(000)

Bonds & notes of governments & government agencies outside the U.S. 0.37%

Bonds & notes	Other securities		4,738
of governments &

government agencies
outside the U.S.
0.37%
Corporate bonds & notes 0.29%

Health care	Other securities		3,823
0.29%
	Total bonds, notes & other debt instruments (cost: $9,513,000)		8,561

54American Funds Insurance Series

International Growth and Income Fund

Short-term securities 9.32%

Value

Shares(000)

Money market investments 9.32%

Capital Group Central Cash Fund 0.18%4	1,213,278	$121,340
Total short-term securities (cost: $121,328,000)		121,340

Total investment securities 99.80% (cost: $1,201,052,000)		1,298,444
Other assets less liabilities 0.20%		2,540

Net assets 100.00%		$1,300,984

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,088,755,000, which represented 83.69% of the net assets of the fund. This amount includes $1,080,727,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $9,918,000, which represented .76% of the net assets of the fund.

4Rate represents the seven-day yield at 6/30/2020.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	55

Capital Income Builder

Summary investment portfolio June 30, 2020			unaudited
Common stocks 70.00%			Value
		Shares	(000)

Health care	Gilead Sciences, Inc.	302,403	$ 23,267
11.51%	AbbVie Inc.	225,462	22,136
	Amgen Inc.	75,995	17,924
	GlaxoSmithKline PLC1	865,174	17,530
	Novartis AG1	152,562	13,256
	AstraZeneca PLC1	52,858	5,510
	AstraZeneca PLC (ADR)	11,454	606
	Other securities		10,470

			110,699

Consumer staples	British American Tobacco PLC1	550,162	21,138
9.86%	Philip Morris International Inc.	262,907	18,419
	Coca-Cola Company	207,076	9,252
	General Mills, Inc.	130,025	8,016
	Nestlé SA1	58,460	6,458
	Altria Group, Inc.	131,620	5,166
	Other securities		26,345

			94,794

Utilities	Dominion Energy, Inc.	177,399	14,401
9.02%	National Grid PLC1	720,349	8,821
	Iberdrola, SA, non-registered shares1	716,931	8,304
	E.ON SE1	734,500	8,258
	SSE PLC1	443,987	7,496
	EDP - Energias de Portugal, SA1	1,291,886	6,161
	Enel SpA1	619,762	5,339
	Other securities		27,908

			86,688

Financials	Zurich Insurance Group AG1	25,819	9,093
9.00%	CME Group Inc., Class A	41,952	6,819
	Münchener Rückversicherungs-Gesellschaft AG1	20,578	5,340
	Truist Financial Corp.	139,222	5,228
	JPMorgan Chase & Co.	50,001	4,703
	DBS Group Holdings Ltd.1	312,400	4,673
	Other securities		50,676

			86,532

Information	Broadcom Inc.	84,199	26,574
technology	Microsoft Corp.	96,458	19,630
8.08%	Taiwan Semiconductor Manufacturing Company, Ltd.1	790,800	8,368
	Intel Corp.	82,778	4,953
	Other securities		18,178

			77,703

Real estate	Crown Castle International Corp. REIT	117,596	19,680
6.15%	Digital Realty Trust, Inc. REIT	37,881	5,383
	CK Asset Holdings Ltd.1	891,000	5,298
	Other securities		28,763

			59,124

56American Funds Insurance Series

Capital Income Builder

Common stocks			Value
		Shares	(000)

Energy	Chevron Corp.	108,909	$ 9,718
4.40%	TC Energy Corp. (CAD denominated)	133,253	5,693
	TC Energy Corp.	36,765	1,576
	Enbridge Inc. (CAD denominated)	216,401	6,580
	Other securities		18,693

			42,260

Communication	Verizon Communications Inc.	143,888	7,933
services	BCE Inc. (CAD denominated)	179,328	7,479
4.26%	Nippon Telegraph and Telephone Corp.1	208,800	4,861
	Other securities		20,643

			40,916

Industrials	United Parcel Service, Inc., Class B	63,582	7,069
3.74%	Raytheon Technologies Corp.	80,975	4,990
	Other securities		23,888

			35,947

Materials	Dow Inc.	181,570	7,401
2.91%	Other securities		20,591

			27,992

Consumer	Other securities		10,286
discretionary
	Total common stocks (cost: $613,582,000)		672,941
1.07%

Preferred securities 0.09%

Information	Other securities		808
technology
	Total preferred securities (cost: $689,000)		808
0.09%

Rights & warrants 0.00%

Energy	Other securities		—2
0.00%
	Total rights & warrants (cost: $0)		—2

Convertible stocks 1.36%

Utilities	Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	9,000	912
0.44%	Other securities		3,302

			4,214

Information	Broadcom Inc., Series A, cumulative convertible preferred shares,
technology	8.00% 2022	3,638	4,054
0.42%

Real estate	Crown Castle International Corp. REIT, Series A, convertible preferred shares,
0.15%	6.875% 2020	968	1,438

American Funds Insurance Series	57

Capital Income Builder

Convertible stocks (continued)			Value
		Shares	(000)

Other	Other securities		$3,389
0.35%
	Total convertible stocks (cost: $12,012,000)		13,095

Convertible bonds & notes 0.06%		Principal amount
		(000)

Consumer	Other securities		544
discretionary
	Total convertible bonds & notes (cost: $541,000)		544
0.06%

Bonds, notes & other debt instruments 24.34%

U.S. Treasury bonds & notes 8.96%

U.S. Treasury	U.S. Treasury 0.125% 2022	$20,800	20,788
8.11%	U.S. Treasury 0.375% 2025	13,757	13,819
	U.S. Treasury 2.00% 20253	13,200	14,334
	U.S. Treasury 1.875% 2026	6,300	6,849
	U.S. Treasury 0.13%–2.00% 2022–20503	21,458	22,216
			78,006

U.S. Treasury	U.S. Treasury Inflation-Protected Securities 0.13%–0.25% 2025–20503,4	7,611	8,156
inflation-protected
	Total U.S. Treasury bonds & notes		86,162
securities

0.85%
Mortgage-backed obligations 7.22%

Federal agency	Fannie Mae Pool #MA4042 2.00% 20355	15,895	16,458
mortgage-backed	Fannie Mae Pool #CA5540 3.00% 20505	5,581	5,932
obligations	Fannie Mae 3.50%–5.00% 2033–20495	4,496	4,901
6.75%	Freddie Mac Pool #SD7512 3.00% 20505	7,699	8,199
	Freddie Mac 3.50%–4.50% 2048–20495	1,453	1,576
	Uniform Mortgage-Backed Security 3.50% 20505,6	10,080	10,601
	Uniform Mortgage-Backed Securities 2.50%–3.00% 20355,6	4,125	4,319
	Other securities		12,852

			64,838

Other	Other securities		4,574
0.47%
	Total mortgage-backed obligations		69,412

Corporate bonds & notes 6.98%

Utilities	Virginia Electric and Power Co. 4.00% 2046	85	102
1.01%	Other securities		9,599

			9,701

Health care	AbbVie Inc. 2.95%–4.25% 2026–20497	461	515
1.01%	Amgen Inc. 3.375% 2050	150	165
	Novartis Capital Corp. 1.75%–2.00% 2025–2027	328	345
	Other securities		8,628

			9,653

58American Funds Insurance Series

Capital Income Builder

Bonds, notes & other debt instruments		Principal amount	Value
		(000)	(000)

Consumer staples	British American Tobacco PLC 3.22%–4.91% 2026–2049	$1,540	$ 1,705
0.50%	Philip Morris International Inc. 3.375% 2029	450	512
	Other securities		2,534

			4,751

Information	Broadcom Corp. 3.875% 2027	370	400
technology	Broadcom Inc. 5.00% 20307	805	927
0.40%	Other securities		2,507

			3,834

Other	Other securities		39,138
4.06%
	Total corporate bonds & notes		67,077

Bonds & notes of governments & government agencies outside the U.S. 0.14%

Bonds & notes	Other securities		1,339
of governments &

government agencies
outside the U.S.
0.14%
Other bonds & notes 1.04%

	Other securities		10,027

	Total bonds, notes & other debt instruments (cost: $225,620,000)		234,017

Short-term securities 5.56%

Shares

Money market investments 5.56%

Capital Group Central Cash Fund 0.18%8	500,631	50,070
Goldman Sachs Financial Square Government Fund 0.15%8,9	3,395,926	3,396
		53,466

Total short-term securities (cost: $53,463,000)		53,466

Total investment securities 101.41% (cost: $905,907,000)		974,871
Other assets less liabilities (1.41)%		(13,570)

Net assets 100.00%		$961,301

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes securities on loan. The total value of securities on loan was $3,593,000, which represented .37% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

American Funds Insurance Series	59

Capital Income Builder

Futures contracts

							Unrealized
							(depreciation)
					Notional	Value at	appreciation
			Number of		amount10	6/30/202011	at 6/30/2020
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

90 Day Euro Dollar Futures		Short	130	September 2020	$(32,500)	$(32,414)	$ (12)
90 Day Euro Dollar Futures		Short	80	March 2021	(20,000)	(19,960)	(7)
90 Day Euro Dollar Futures		Short	168	March 2022	(42,000)	(41,924)	(15)
2 Year U.S. Treasury Note Futures		Long	15	October 2020	3,000	3,312	1
5 Year U.S. Treasury Note Futures		Long	91	October 2020	9,100	11,442	30
10 Year U.S. Treasury Note Futures		Short	23	September 2020	(2,300)	(3,201)	(12)
10 Year Ultra U.S. Treasury Note Futures		Short	31	September 2020	(3,100)	(4,882)	(24)
20 Year U.S. Treasury Bond Futures		Long	7	September 2020	700	1,250	18
30 Year Ultra U.S. Treasury Bond Futures		Long	56	September 2020	5,600	12,217	114

							$ 93
Forward currency contracts

Contract amount							Unrealized
							depreciation

Purchases	Sales				Settlement		at 6/30/2020
(000)	(000)		Counterparty		date		(000)

MXN2,100	USD95		Goldman Sachs		7/20/2020		$(4)
Swap contracts

Interest rate swaps							Unrealized

						Upfront	(depreciation)
					Value at	premium	appreciation
		Expiration		Notional	6/30/2020	paid	at 6/30/2020
Receive	Pay		date	(000)	(000)	(000)	(000)

U.S. EFFR	0.11%	5/18/2024		$ 6,200	$ —2	$—	$ —2
3-month USD-LIBOR	0.337%	5/18/2025		21,500	(19)	—	(19)
U.S. EFFR	0.1275%	6/25/2025		2,700	(6)	—	(6)
U.S. EFFR	0.0975%	6/30/2025		1,460	(1)	—	(1)
U.S. EFFR	0.106%	6/30/2025		1,190	(1)	—	(1)
U.S. EFFR	0.105%	6/30/2025		2,700	(2)	—	(2)
3-month USD-LIBOR	0.5935%	5/18/2030		7,200	26	—	26
3-month USD-LIBOR	0.807%	5/18/2050		1,800	55	—	55

						$—	$ 52
Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection
							Unrealized
					Value at	Upfront	appreciation
Receive/			Expiration	Notional	6/30/2020	receipts	at 6/30/2020
Payment frequency	Pay		date	(000)	(000)	(000)	(000)

5.00%/Quarterly	CDX.NA.HY.25		6/20/2025	$3,444	$(24)	$(251)	$227

60American Funds Insurance Series

Capital Income Builder

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $273,388,000, which represented 28.44% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Amount less than one thousand.

3All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,514,000, which represented .26% of the net assets of the fund.

4Index-linked bond whose principal amount moves with a government price index.

5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

6Purchased on a TBA basis.

7Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $22,007,000, which represented 2.29% of the net assets of the fund.

8Rate represents the seven-day yield at 6/30/2020.

9Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending. 10Notional amount is calculated based on the number of contracts and notional contract size.

11Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	61

Asset Allocation Fund

Summary investment portfolio June 30, 2020			unaudited
Common stocks 59.62%			Value
		Shares	(000)

Information	Microsoft Corp.	5,441,900	$1,107,481
technology	Broadcom Inc.	1,490,000	470,259
14.52%	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	6,056,700	343,839
	ASML Holding NV (New York registered) (ADR)	795,900	292,915
	ASML Holding NV1	70,000	25,661
	MKS Instruments, Inc.	2,200,000	249,128
	VeriSign, Inc.2	1,100,000	227,513
	Dell Technologies Inc., Class C2	3,250,000	178,555
	Other securities		938,740

			3,834,091

Health care	Johnson & Johnson	3,885,000	546,348
11.48%	UnitedHealth Group Inc.	1,322,300	390,012
	Humana Inc.	965,000	374,179
	Gilead Sciences, Inc.	3,647,800	280,662
	Cigna Corp.	1,275,000	239,254
	Abbott Laboratories	2,200,000	201,146
	Thermo Fisher Scientific Inc.	507,000	183,706
	Vertex Pharmaceuticals Inc.2	550,000	159,670
	Other securities		655,341

			3,030,318

Financials	Chubb Ltd.	2,200,000	278,564
9.23%	First Republic Bank	1,980,000	209,860
	CME Group Inc., Class A	977,200	158,834
	Apollo Global Management, Inc., Class A	2,769,732	138,265
	Bank of America Corp.	5,750,000	136,563
	JPMorgan Chase & Co.	1,400,000	131,684
	Other securities		1,383,859

			2,437,629

Consumer	Amazon.com, Inc.2	171,400	472,862
discretionary	Home Depot, Inc.	1,113,000	278,818
5.26%	Aramark	8,000,000	180,560
	Other securities		456,858

			1,389,098

Consumer staples	Philip Morris International Inc.	7,343,000	514,451
4.83%	Nestlé SA1	3,130,000	345,787
	Nestlé SA (ADR)	900,000	99,396
	Altria Group, Inc.	3,300,000	129,525
	Other securities		184,718

			1,273,877

Industrials	Northrop Grumman Corp.	1,249,400	384,115
4.16%	Lockheed Martin Corp.	663,000	241,942
	CSX Corp.	2,038,000	142,130
	L3Harris Technologies, Inc.	791,100	134,226
	Other securities		195,431

			1,097,844

Communication	Charter Communications, Inc., Class A2	727,126	370,863
services	Facebook, Inc., Class A2	952,100	216,194
3.72%	Other securities		394,665

			981,722

62American Funds Insurance Series

Asset Allocation Fund

Common stocks			Value
		Shares	(000)

Materials	Dow Inc.	4,800,000	$ 195,648
2.86%	LyondellBasell Industries NV	2,368,100	155,631
	Other securities		404,438

			755,717

Utilities	Enel SpA1	24,000,000	206,764
1.48%	CMS Energy Corp.	2,284,700	133,472
	Other securities		49,295

			389,531

Energy	Other securities		337,131
1.28%

Real estate	Crown Castle International Corp. REIT	755,000	126,349
0.80%	Other securities		84,827

			211,176

	Total common stocks (cost: $10,640,057,000)		15,738,134
Rights & warrants 0.00%

Other	Other securities		133
0.00%
	Total rights & warrants (cost: $181,000)		133

Convertible stocks 0.63%

Information	Broadcom Inc., Series A, cumulative convertible preferred shares,
technology	8.00% 2022	60,000	66,861
0.25%

Other	Other securities		100,262
0.38%
	Total convertible stocks (cost: $154,257,000)		167,123

Convertible bonds & notes 0.00%		Principal amount

		(000)

Communication	Other securities		71
services
	Total convertible bonds & notes (cost: $101,000)		71
0.00%

Bonds, notes & other debt instruments 33.05%

Corporate bonds & notes 13.30%

Financials	ACE INA Holdings Inc. 2.30%–4.35% 2020–2045	$7,405	8,053
2.36%	Other securities		615,296

			623,349

Health care	UnitedHealth Group Inc. 2.38%–4.45% 2024–2048	14,200	17,007
1.99%	Other securities		510,034

			527,041

American Funds Insurance Series	63

Asset Allocation Fund

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds & notes (continued)

Utilities	Other securities		$ 470,370
1.78%

Communication	CCO Holdings LLC and CCO Holdings Capital Corp. 2.80%–5.75% 2025–20513	$ 32,594	33,583
services	Other securities		333,739
1.39%
			367,322

Industrials	Northrop Grumman Corp. 2.55%–5.25% 2022–2050	13,454	15,313
1.04%	Other securities		258,848

			274,161

Consumer	Amazon.com, Inc. 1.50%–2.80% 2023–2060	11,555	11,823
discretionary	Home Depot, Inc. 2.70%–4.50% 2028–2050	19,294	22,364
0.92%	Other securities		209,411

			243,598

Consumer staples	Nestlé Holdings, Inc. 3.35% 20233	750	816
0.82%	Philip Morris International Inc. 1.88%–3.38% 2021–2030	13,663	14,607
	Other securities		200,236

			215,659

Information	Broadcom Corp. 3.875% 2027	3,060	3,311
technology	Broadcom Inc. 3.13%–5.00% 2022–20303	45,777	51,495
0.80%	Broadcom Ltd. 3.50%–3.63% 2024–2028	2,187	2,329
	Microsoft Corp. 2.53%–4.20% 2027–2050	11,250	13,861
	Other securities		141,396

			212,392

Other	Other securities		578,658
2.20%
	Total corporate bonds & notes		3,512,550

U.S. Treasury bonds & notes 10.32%

U.S. Treasury	U.S. Treasury 2.50% 2021	200,000	202,718
8.67%	U.S. Treasury 2.50% 2024	225,000	243,475
	U.S. Treasury 1.375% 2025	131,900	138,562
	U.S. Treasury 0.625% 2030	174,477	173,945
	U.S. Treasury 2.375% 20494	103,700	128,014
	U.S. Treasury 2.00% 20504	131,548	150,590
	U.S. Treasury 0.13%–3.00% 2020–20494	1,195,247	1,252,209
			2,289,513

U.S. Treasury	U.S. Treasury Inflation-Protected Security 1.00% 20494,5	100,974	135,026
inflation-protected	U.S. Treasury Inflation-Protected Securities 0.13%–1.00% 2024–20504,5	278,644	300,565
securities
			435,591
1.65%

	Total U.S. Treasury bonds & notes		2,725,104

Mortgage-backed obligations 8.55%

Federal agency	Fannie Mae 0%–7.50% 2021–20496,7	284,078	304,340
mortgage-backed	Government National Mortgage Assn. 2.50% 20506,8	127,582	133,981
obligations	Government National Mortgage Assn. 3.00%–4.50% 2048–20506,8	333,349	353,346
8.24%	Uniform Mortgage-Backed Security 2.50% 20506,8	213,217	221,323

64American Funds Insurance Series
Asset Allocation Fund

Bonds, notes & other debt instruments		Principal amount	Value
		(000)	(000)

	Uniform Mortgage-Backed Security 3.00% 20506,8	$203,153	$213,613
	Uniform Mortgage-Backed Security 3.50% 20506,8	147,711	155,364
	Uniform Mortgage-Backed Securities 2.00%–4.50% 2035–20506,8	386,355	404,676
	Other securities		387,369

			2,174,012

Other	Other securities		82,566
0.31%
	Total mortgage-backed obligations		2,256,578

Federal agency bonds & notes 0.05%

	Fannie Mae 1.875% 2026	13,000	14,005
Other 0.83%

	Other securities		217,692

	Total bonds, notes & other debt instruments (cost: $8,377,384,000)		8,725,929
Short-term securities 11.51%		Shares

Money market investments 11.51%

	Capital Group Central Cash Fund 0.18%9	29,928,879	2,993,187
	Goldman Sachs Financial Square Government Fund 0.15%9,10	45,304,569	45,304
			3,038,491

	Total short-term securities (cost: $3,038,192,000)		3,038,491

	Total investment securities 104.81% (cost: $22,210,172,000)		27,669,881
	Other assets less liabilities (4.81)%		(1,271,034)

	Net assets 100.00%		$26,398,847

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $38,597,000, which represented .15% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $9,374,000, an aggregate cost of $9,168,000, and which represented .04% of the net assets of the fund) were acquired from 9/26/2013 to 9/4/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series	65

Asset Allocation Fund

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount11	6/30/202012	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)

2 Year U.S. Treasury Note Futures	Long	3,513	October 2020	$ 702,600	$ 775,769	$ 121
5 Year U.S. Treasury Note Futures	Long	1,746	October 2020	174,600	219,546	568
10 Year U.S. Treasury Note Futures	Long	35	September 2020	3,500	4,871	19
10 Year Ultra U.S. Treasury Note Futures	Short	1,117	September 2020	(111,700)	(175,910)	(726)
20 Year U.S. Treasury Bond Futures	Long	911	September 2020	91,100	162,670	709
30 Year Ultra U.S. Treasury Bond Futures	Long	280	September 2020	28,000	61,084	57

						$ 748

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

						Unrealized
				Value at	Upfront	appreciation
Receive/		Expiration	Notional	6/30/2020	receipts	at 6/30/2020
Payment frequency	Pay	date	(000)	(000)	(000)	(000)

1.00%/Quarterly	CDX.NA.IG.34	6/20/2025	$100	$1	$1	$—13

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

					Net	Net
						unrealized		Value of
					realized	appreciation	Dividend	affiliates at
	Beginning			Ending	gain	(depreciation)	income	6/30/2020
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)

Common stocks 0.29%
Information technology 0.00%
MKS Instruments, Inc.14	2,800,000	200,000	800,000	2,200,000	$13,498	$967	$1,160	$—
Health care 0.04%
NuCana PLC (ADR)2,15	1,189,677	742,476	—	1,932,153	—	(694)	—	10,434
Consumer discretionary 0.25%
Kontoor Brands, Inc.	3,250,000	450,000	—	3,700,000	—	(79,883)	1,820	65,897

Total 0.29%					$13,498	$(79,610)	$2,980	$76,331

66American Funds Insurance Series

Asset Allocation Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,138,575,000, which represented 4.31% of the net assets of the fund. This amount includes $1,119,010,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,109,444,000, which represented 4.20% of the net assets of the fund.

4All or a portion of this security was pledged as collateral. The total value of pledged collateral was $9,317,000, which represented .04% of the net assets of the fund.

5Index-linked bond whose principal amount moves with a government price index.

6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

7Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

8Purchased on a TBA basis.

9Rate represents the seven-day yield at 6/30/2020.

10Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

11Notional amount is calculated based on the number of contracts and notional contract size.

12Value is calculated based on the notional amount and current market price.

13Amount less than one thousand.

14Unaffiliated issuer at 6/30/2020.

15All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,“ was $47,984,000, which represented

.18% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	67

Global Balanced Fund

Summary investment portfolio June 30, 2020			unaudited
Common stocks 58.88%			Value
		Shares	(000)

Information	ASML Holding NV1	32,700	$11,986
technology	Taiwan Semiconductor Manufacturing Company, Ltd.1	860,000	9,101
13.45%	Broadcom Inc.	26,895	8,488
	Microsoft Corp.	40,420	8,226
	PagSeguro Digital Ltd., Class A2	154,528	5,461
	Tokyo Electron Ltd.1	11,800	2,896
	Visa Inc., Class A	14,600	2,820
	Keyence Corp.1	5,800	2,422
	Other securities		4,189

			55,589

Health care	AstraZeneca PLC1	102,050	10,638
11.13%	Merck & Co., Inc.	116,325	8,995
	Humana Inc.	14,800	5,739
	Coloplast A/S, Class B1	23,150	3,589
	Fisher & Paykel Healthcare Corp. Ltd.1	134,000	3,099
	Pfizer Inc.	78,500	2,567
	UnitedHealth Group Inc.	8,045	2,373
	Other securities		9,011

			46,011

Consumer staples	Philip Morris International Inc.	110,300	7,728
8.31%	Nestlé SA1	59,100	6,529
	British American Tobacco PLC1	156,300	6,005
	Altria Group, Inc.	131,700	5,169
	Keurig Dr Pepper Inc.	106,000	3,010
	Other securities		5,883

			34,324

Financials	Zurich Insurance Group AG1	13,940	4,909
7.35%	Berkshire Hathaway Inc., Class A2	16	4,277
	JPMorgan Chase & Co.	43,800	4,120
	B3 SA - Brasil, Bolsa, Balcao	376,000	3,809
	BlackRock, Inc.	5,730	3,118
	S&P Global Inc.	8,000	2,636
	Other securities		7,504

			30,373

Industrials	Lockheed Martin Corp.	7,300	2,664
5.82%	SMC Corp.1	5,000	2,552
	Boeing Company	12,700	2,328
	Other securities		16,515

			24,059

Consumer	Home Depot, Inc.	20,475	5,129
discretionary	Amazon.com, Inc.2	1,375	3,793
4.40%	Alibaba Group Holding Ltd.1,2	109,600	2,962
	Ocado Group PLC1,2	109,500	2,749
	LVMH Moët Hennessy-Louis Vuitton SE1	5,765	2,525
	Other securities		1,012

			18,170

68American Funds Insurance Series

Global Balanced Fund

Common stocks			Value
		Shares	(000)

Real estate	Crown Castle International Corp. REIT	23,940	$ 4,006
2.90%	Equinix, Inc. REIT	3,755	2,637
	American Tower Corp. REIT	9,800	2,534
	Other securities		2,810

			11,987

Materials	Givaudan SA1	815	3,031
2.57%	Other securities		7,610

			10,641

Communication	Alphabet Inc., Class C2	2,160	3,053
services	Verizon Communications Inc.	49,500	2,729
2.24%	Nintendo Co., Ltd.1	5,700	2,536
	Other securities		955

			9,273

Other	Other securities		2,918
0.71%
	Total common stocks (cost: $183,353,000)		243,345

Bonds, notes & other debt instruments 36.11%		Principal amount

		(000)

U.S. Treasury bonds & notes 14.20%

U.S. Treasury	U.S. Treasury 0.375% 2022	$9,765	9,802
12.41%	U.S. Treasury 0.50% 2025	9,785	9,888
	U.S. Treasury 1.50% 20303	14,168	15,312
	U.S. Treasury 2.375% 20493	6,898	8,515
	U.S. Treasury 1.88%–2.88% 2022–20503	6,900	7,789
			51,306

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.875% 20294	3,352	3,825
inflation-protected	U.S. Treasury Inflation-Protected Securities 0.25%–1.38% 2029–20493,4	2,818	3,558
securities
			7,383
1.79%

	Total U.S. Treasury bonds & notes		58,689

Bonds & notes of governments & government agencies outside the U.S. 14.14%

	Germany (Federal Republic of) 0%–0.50% 2025–20504	€3,639	4,289
	Japan, Series 346, 0.10% 2027	¥304,250	2,856
	Japan, Series 358, 0.10% 2030	488,100	4,555
	Japan 0.10%–1.70% 2020–20444	988,369	9,557
	Other securities		37,193

			58,450
Corporate bonds & notes 6.06%

Financials	JPMorgan Chase & Co. 2.55%–4.49% 2021–20315	484	547
1.47%	Other securities		5,531

			6,078

Utilities	Berkshire Hathaway Energy Co. 3.70% 20306	25	29
1.31%	Other securities		5,367

			5,396

American Funds Insurance Series	69

Global Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds & notes (continued)

Health care	AstraZeneca PLC 3.50% 2023	¥150	$162
0.79%	Other securities		3,118

			3,280

Consumer	Amazon.com, Inc. 2.50%–3.15% 2024–2050	525	552
discretionary	Other securities		1,791
0.57%
			2,343

Consumer staples	Altria Group, Inc. 1.00%–2.20% 2023–2027	€380	445
0.45%	British American Tobacco PLC 3.22%–4.76% 2026–2049	$380	413
	Reynolds American Inc. 4.00% 2022	15	16
	Other securities		981

			1,855

Information	Broadcom Inc. 3.15%–4.15% 2025–20306	140	151
technology	Microsoft Corp. 2.40% 2026	187	204
0.16%	Other securities		311

			666

Other	Other securities		5,425
1.31%
	Total corporate bonds & notes		25,043

Mortgage-backed obligations 1.64%

Federal agency	Uniform Mortgage-Backed Security 2.50% 20507,8	2,653	2,754
mortgage-backed	Uniform Mortgage-Backed Securities 3.50%–4.00% 20507,8	1,321	1,395
obligations	Other securities		351
1.10%
			4,500

Other	Other securities
mortgage-backed	Total mortgage-backed obligations
securities

0.54%
Other 0.07%
Other securities
Total bonds, notes & other debt instruments (cost: $145,164,000)

2,285

6,785

287

149,254

Short-term securities 5.67%

Money market investments 5.67%

Capital Group Central Cash Fund 0.18%9	234,095	23,412
Total short-term securities (cost: $23,409,000)		23,412

Total investment securities 100.66% (cost: $351,926,000)		416,011
Other assets less liabilities (0.66)%		(2,723)

Net assets 100.00%		$413,288

70American Funds Insurance Series

Global Balanced Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

							Unrealized
							appreciation
					Notional	Value at	(depreciation)
			Number of		amount10	6/30/202011	at 6/30/2020
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

5 Year U.S. Treasury Note Futures		Long	15	October 2020	$1,500	$1,886	$ 6
10 Year Ultra U.S. Treasury Note Futures		Short	6	September 2020	(600)	(945)	(5)

							$ 1
Forward currency contracts

							Unrealized
Contract amount							appreciation
							(depreciation)

Purchases	Sales				Settlement		at 6/30/2020
(000)	(000)		Counterparty		date		(000)

CZK12,000	EUR445		JPMorgan Chase		7/2/2020		$ 6
EUR451	CZK12,000		JPMorgan Chase		7/2/2020		—12
JPY72,000	USD663		Goldman Sachs		7/6/2020		4
GBP30	USD37		Barclays Bank PLC		7/6/2020		—12
GBP205	USD258		HSBC Bank		7/6/2020		(4)
CAD1,400	USD1,037		Morgan Stanley		7/6/2020		(5)
JPY66,000	USD619		Bank of America		7/6/2020		(7)
USD500	CZK11,700		Standard Chartered Bank		7/9/2020		7
JPY107,900	USD994		Barclays Bank PLC		7/9/2020		6
EUR900	USD1,008		Bank of New York Mellon		7/9/2020		4
CZK11,700	EUR440		Standard Chartered Bank		7/9/2020		(1)
CZK5,450	USD232		HSBC Bank		7/9/2020		(2)
EUR217	USD246		HSBC Bank		7/9/2020		(2)
USD510	CAD700		Citibank		7/9/2020		(6)
USD957	CNH6,860		UBS AG		7/9/2020		(12)
USD490	ILS1,700		Bank of America		7/10/2020		(1)
USD245	MXN5,500		Citibank		7/13/2020		6
USD11	ZAR180		Standard Chartered Bank		7/13/2020		—12
ILS2,000	USD579		Standard Chartered Bank		7/13/2020		(2)
EUR400	USD452		Citibank		7/13/2020		(3)
EUR1,241	USD1,403		JPMorgan Chase		7/13/2020		(9)
MXN8,300	USD382		Citibank		7/13/2020		(22)
USD513	JPY55,000		Goldman Sachs		7/14/2020		4
EUR1,594	USD1,811		Barclays Bank PLC		7/14/2020		(20)
USD522	ILS1,800		JPMorgan Chase		7/15/2020		2
USD118	JPY12,600		Citibank		7/15/2020		1
EUR400	USD456		Morgan Stanley		7/15/2020		(6)
CAD2,335	USD1,731		HSBC Bank		7/15/2020		(11)
NOK10,850	USD1,148		HSBC Bank		7/15/2020		(21)
KRW341,300	USD283		Standard Chartered Bank		7/16/2020		1
GBP200	EUR222		Goldman Sachs		7/16/2020		(2)
USD280	KRW341,285		JPMorgan Chase		7/16/2020		(3)
GBP726	USD910		Citibank		7/16/2020		(10)
ILS2,600	USD745		HSBC Bank		7/17/2020		6
AUD775	USD530		UBS AG		7/17/2020		5
USD245	MXN5,550		JPMorgan Chase		7/17/2020		4
CAD10	USD7		Standard Chartered Bank		7/17/2020		—12
EUR460	USD519		Morgan Stanley		7/17/2020		(2)
American Funds Insurance Series	71

Global Balanced Fund

Forward currency contracts (continued)

						Unrealized
Contract amount						appreciation
						(depreciation)

Purchases	Sales			Settlement		at 6/30/2020
(000)	(000)	Counterparty		date		(000)

GBP200	USD251	Bank of New York Mellon		7/17/2020		$ (3)
PLN1,400	USD357	Citibank		7/17/2020		(3)
USD708	MXN15,615	Goldman Sachs		7/20/2020		31
USD152	CNH1,080	Standard Chartered Bank		7/20/2020		—12
EUR615	USD693	Bank of New York Mellon		7/20/2020		(2)
USD61	BRL300	JPMorgan Chase		7/21/2020		6
BRL48	USD9	Standard Chartered Bank		7/21/2020		—12
USD859	ILS2,960	Standard Chartered Bank		7/22/2020		4
USD233	MYR1,000	Standard Chartered Bank		7/22/2020		—12
MYR1,000	USD234	Standard Chartered Bank		7/22/2020		(1)
USD217	ZAR3,800	HSBC Bank		7/22/2020		(1)
USD476	BRL2,536	JPMorgan Chase		7/23/2020		10
USD337	EUR300	Morgan Stanley		7/23/2020		(1)
USD352	PLN1,400	Bank of America		7/23/2020		(2)
USD397	MYR1,700	Standard Chartered Bank		7/27/2020		1
CZK12,000	EUR450	JPMorgan Chase		8/7/2020		—12
USD165	BRL900	JPMorgan Chase		8/7/2020		(1)

						$(57)
Swap contracts

Interest rate swaps						Unrealized

					Upfront	(depreciation)
				Value at	premium	appreciation
		Expiration	Notional	6/30/2020	paid	at 6/30/2020
Receive	Pay	date	(000)	(000)	(000)	(000)

0.525%	6-month HUF-BUBOR	1/29/2022	HUF1,141,000	$ (5)	$—	$ (5)
1.01%	6-month HUF-BUBOR	2/25/2022	600,000	12	—	12
0.965%	6-month HUF-BUBOR	2/26/2022	895,000	16	—	16
(0.0955)%	6-month EURIBOR	7/22/2024	€2,200	13	—	13
6-month HUF-BUBOR	1.39%	11/11/2029	HUF161,000	(5)	—	(5)
6-month HUF-BUBOR	1.80%	1/22/2030	95,000	(14)	—	(14)
6-month PLN-WIBOR	2.155%	1/22/2030	PLN2,400	(73)	—	(73)
6-month HUF-BUBOR	1.845%	2/25/2030	HUF136,500	(22)	—	(22)
6-month HUF-BUBOR	1.79%	2/26/2030	136,500	(20)	—	(20)

					$—	$(98)

72American Funds Insurance Series

Global Balanced Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $113,585,000, which represented 27.48% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3All or a portion of this security was pledged as collateral. The total value of pledged collateral was $114,000, which represented .03% of the net assets of the fund.

4Index-linked bond whose principal amount moves with a government price index.

5Step bond; coupon rate may change at a later date.

6Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $8,885,000, which represented 2.15% of the net assets of the fund.

7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Purchased on a TBA basis.

9Rate represents the seven-day yield at 6/30/2020.

10Notional amount is calculated based on the number of contracts and notional contract size.

11Value is calculated based on the notional amount and current market price.

12Amount less than one thousand.

Key to abbreviations and symbols AUD = Australian dollars

BRL = Brazilian reais

BUBOR = Budapest Interbank Offered Rate CAD = Canadian dollars

CNH = Chinese yuan renminbi CZK = Czech korunas EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate GBP = British pounds

HUF = Hungarian forints ILS = Israeli shekels

See notes to financial statements.

JPY/¥ = Japanese yen KRW = South Korean won MXN = Mexican pesos MYR = Malaysian ringgits NOK = Norwegian kroner PLN = Polish zloty

TBA = To-be-announced USD/$ = U.S. dollars

WIBOR = Warsaw Interbank Offer Rate ZAR = South African rand

American Funds Insurance Series	73

Bond Fund

Summary investment portfolio June 30, 2020			unaudited
Bonds, notes & other debt instruments 97.67%		Principal amount	Value
		(000)	(000)

Corporate bonds & notes 38.25%

Financials	Intesa Sanpaolo SpA 5.017% 20241	$ 67,843	$ 69,554
9.60%	Intesa Sanpaolo SpA 3.38%–5.71% 2023–20281	32,991	34,477
	Other securities		891,606

			995,637

Energy	Petróleos Mexicanos 6.875% 2026	43,810	41,495
5.63%	Other securities		542,736

			584,231

Utilities	Edison International 3.13%–5.75% 2022–2028	16,750	17,936
5.08%	Pacific Gas and Electric Co. 1.75%–6.35% 2020–20502	109,876	115,412
	Southern California Edison Co. 2.85%–5.95% 2021–2050	106,765	125,398
	Other securities		268,112

			526,858

Health care	Teva Pharmaceutical Finance Co. BV 2.80% 2023	56,064	53,136
4.73%	Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	39,351
	Teva Pharmaceutical Finance Co. BV 2.20%–7.13% 2021–20281	120,655	120,454
	Other securities		277,418

			490,359

Consumer	Other securities		421,476
discretionary

4.06%

Consumer staples	Other securities		267,256
2.58%

Communication	Other securities		227,753
services

2.20%

Industrials	Other securities		204,372
1.97%

Information	Broadcom Corp. 3.875% 2027	14,860	16,078
technology	Broadcom Inc. 4.25% 20261	41,375	46,105
1.80%	Broadcom Inc. 4.75% 20291	61,009	69,289
	Broadcom Inc. 3.15%–3.63% 2024–20251	8,000	8,577
	Other securities		46,156

			186,205

Other	Other securities		62,253
0.60%
	Total corporate bonds & notes		3,966,400

Mortgage-backed obligations 28.50%

Federal agency	Fannie Mae Pool #AJ9355 3.00% 20273	107	112
mortgage-backed	Fannie Mae Pool #CA0858 3.50% 20473	47,482	50,189
obligations	Fannie Mae Pool #FM0007 3.50% 20493	40,442	43,476
27.63%	Fannie Mae Pool #CA5912 2.50% 20503	124,753	130,884
	Fannie Mae Pool #CA5701 2.50% 20503	114,562	120,452

74American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments		Principal amount	Value
		(000)	(000)

	Fannie Mae 3.00%–9.12% 2023–20593,4	$312,064	$ 334,966
	Freddie Mac 3.50% 20473	44,237	46,752
	Freddie Mac 3.50% 20473	43,947	46,528
	Freddie Mac Pool #SD7509 3.00% 20493	57,549	61,310
	Freddie Mac Pool #QA4673 3.00% 20493	46,062	49,460
	Freddie Mac Pool #SD7514 3.50% 20503	47,392	50,886
	Freddie Mac 0%–5.50% 2021–20503,4	286,957	309,401
	Government National Mortgage Assn. 2.50% 20503,5	173,100	181,782
	Government National Mortgage Assn. Pool #MA5817 4.00% 20493	55,134	58,510
	Government National Mortgage Assn. Pool #MA5878 5.00% 20493	60,402	65,661
	Government National Mortgage Assn. 4.00%–5.00% 20493	38,263	40,796
	Uniform Mortgage-Backed Security 2.00% 20353,5	297,150	306,877
	Uniform Mortgage-Backed Security 2.50% 20353,5	334,518	349,622
	Uniform Mortgage-Backed Security 2.50% 20503,5	192,804	200,135
	Uniform Mortgage-Backed Security 3.00% 20503,5	100,000	105,149
	Uniform Mortgage-Backed Security 4.00% 20503,5	183,583	194,533
	Uniform Mortgage-Backed Security 4.50% 20503,5	66,937	71,931
	Uniform Mortgage-Backed Securities 3.00%–3.50% 2035–20503,5	18,090	19,022
	Other securities		26,478

			2,864,912

Other	Other securities		90,131
0.87%
	Total mortgage-backed obligations		2,955,043

U.S. Treasury bonds & notes 22.97%

U.S. Treasury	U.S. Treasury 2.625% 2023	70,000	75,928
19.66%	U.S. Treasury 2.75% 2023	173,600	186,240
	U.S. Treasury 2.125% 2024	72,100	77,834
	U.S. Treasury 2.125% 20246	72,100	77,643
	U.S. Treasury 0.25% 2025	140,050	139,869
	U.S. Treasury 0.25% 2025	81,433	81,283
	U.S. Treasury 0.375% 2025	70,600	70,917
	U.S. Treasury 2.875% 20256	96,200	108,665
	U.S. Treasury 2.875% 2025	72,100	81,065
	U.S. Treasury 1.375% 20266	75,000	79,349
	U.S. Treasury 1.625% 2026	50,000	53,681
	U.S. Treasury 1.75% 2026	40,800	44,188
	U.S. Treasury 0.50% 20276	212,200	212,476
	U.S. Treasury 2.25% 20276	120,200	135,338
	U.S. Treasury 2.25% 20276	72,100	80,521
	U.S. Treasury 2.875% 2028	72,100	85,376
	U.S. Treasury 1.125% 2040	88,288	87,460
	U.S. Treasury 2.25% 20496	51,052	61,375
	U.S. Treasury 3.00% 20496	150,000	207,033
	U.S. Treasury 1.25%–8.75% 2020–20506	81,781	92,419
			2,038,660

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.375% 20276,7	78,626	85,537
inflation-protected	U.S. Treasury Inflation-Protected Security 0.50% 20286,7	77,974	85,561
securities	U.S. Treasury Inflation-Protected Security 1.00% 20496,7	106,447	142,344
3.31%	U.S. Treasury Inflation-Protected Security 0.25% 20507	26,433	29,712
			343,154

	Total U.S. Treasury bonds & notes		2,381,814

American Funds Insurance Series	75

Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. 3.32%

	Italy (Republic of) 0.95% 2023	€45,000	$51,552
	Japan, Series 20, 0.10% 20257	¥11,441,250	105,411
	Other securities		187,525

			344,488
Asset-backed obligations 2.26%

	Other securities		234,532
Municipals 2.25%

Illinois	G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	$22,553	22,791
2.00%	G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	107,310	109,019
	G.O. Bonds, Series 2013-B, 4.11% 2022	750	743
	G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,104
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,441
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,361
	G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	3,892	3,926
	Other securities		62,830

			207,215

Other	Other securities		25,975
0.25%
	Total municipals		233,190

Federal agency bonds & notes 0.12%

	Fannie Mae 2.125% 2026	11,910	12,984

	Total bonds, notes & other debt instruments (cost: $9,593,431,000)		10,128,451
Common stocks 0.00%		Shares

Other	Other securities		55
0.00%
	Total common stocks (cost: $605,000)		55

Rights & warrants 0.00%

Energy	Other securities		—8
0.00%
	Total rights & warrants (cost: $18,000)		—8

Short-term securities 15.05%

Money market investments 15.05%

	Capital Group Central Cash Fund 0.18%9	15,608,123	1,560,968
	Total short-term securities (cost: $1,561,082,000)		1,560,968

	Total investment securities 112.72% (cost: $11,155,136,000)		11,689,474
	Other assets less liabilities (12.72)%		(1,319,171)

	Net assets 100.00%		$10,370,303

76American Funds Insurance Series

Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $1,729,000, which represented .02% of the net assets of the fund.

Futures contracts

							Unrealized
							(depreciation)
					Notional	Value at	appreciation
			Number of		amount10	6/30/202011	at 6/30/2020
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

90 Day Euro Dollar Futures		Short	8,002	March 2022	$(2,000,500)	$(1,996,899)	$(1,117)
2 Year U.S. Treasury Note Futures		Long	4,554	October 2020	910,800	1,005,651	158
5 Year Euro-Bobl Futures		Short	1,473	September 2020	€(147,300)	(223,380)	(1,060)
5 Year U.S. Treasury Note Futures		Long	18,481	October 2020	$ 1,848,100	2,323,841	6,308
10 Year Euro-Bund Futures		Short	496	September 2020	€(49,600)	(98,367)	(1,054)
10 Year U.S. Treasury Note Futures		Short	1,329	September 2020	$(132,900)	(184,959)	(1,365)
10 Year Ultra U.S. Treasury Note Futures		Short	3,029	September 2020	(302,900)	(477,020)	(2,235)
30 Year Euro-Buxl Futures		Long	245	September 2020	€24,500	60,546	1,423
30 Year Ultra U.S. Treasury Bond Futures		Long	90	September 2020	$9,000	19,634	172

							$ 1,230
Forward currency contracts

							Unrealized
Contract amount							appreciation
							(depreciation)

Purchases	Sales				Settlement		at 6/30/2020
(000)	(000)		Counterparty			date	(000)

USD34,862	MXN755,000		Goldman Sachs		7/6/2020		$2,038
USD122,735	EUR109,250		Citibank		7/6/2020		(22)
USD98,493	JPY10,730,000		Standard Chartered Bank		7/9/2020		(892)
USD13,461	JPY1,445,000		Morgan Stanley		7/16/2020		76
USD51,859	EUR46,000		Bank of New York Mellon		7/20/2020		155
KRW37,816,057	USD31,778		JPMorgan Chase		7/24/2020		(338)
KRW112,842,000	USD93,109		Morgan Stanley		7/27/2020		710

							$1,727
Swap contracts

Interest rate swaps							Unrealized

						Upfront	(depreciation)
					Value at	premium	appreciation
			Expiration	Notional	6/30/2020	paid	at 6/30/2020
Receive	Pay		date	(000)	(000)	(000)	(000)

3-month USD-LIBOR	2.18075%		3/29/2024	$31,600	$ (2,280)	$—	$ (2,280)
3-month USD-LIBOR	2.194%		3/29/2024	31,900	(2,317)	—	(2,317)
3-month USD-LIBOR	2.21875%		3/29/2024	33,500	(2,464)	—	(2,464)
3-month USD-LIBOR	2.3105%		5/3/2024	275,590	(21,654)	—	(21,654)
6-month EURIBOR	0.9852%		10/17/2024	€25,000	(1,655)	—	(1,655)
6-month JPY-LIBOR	0.0875%		3/10/2026	¥11,100,000	(652)	—	(652)
6-month JPY-LIBOR	0.58295%		3/23/2046	2,000,000	(1,380)	—	(1,380)
0.64355%	6-month JPY-LIBOR		4/27/2046	2,000,000	1,663	—	1,663

						$—	$(30,739)

American Funds Insurance Series	77

Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,393,295,000, which represented 13.44% of the net assets of the fund.

2Scheduled interest and/or principal payment was not received.

3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

5Purchased on a TBA basis.

6All or a portion of this security was pledged as collateral. The total value of pledged collateral was $19,605,000, which represented .19% of the net assets of the fund.

7Index-linked bond whose principal amount moves with a government price index.

8Amount less than one thousand.

9Rate represents the seven-day yield at 6/30/2020.

10Notional amount is calculated based on the number of contracts and notional contract size.

11Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

G.O. = General Obligation

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

78American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund)

Summary investment portfolio June 30, 2020			unaudited
Bonds, notes & other debt instruments 96.43%		Principal amount	Value
		(000)	(000)

Euros	Belgium (Kingdom of) 0% 2027	€9,160	$ 10,518
18.52%	Belgium (Kingdom of) 0.80%–0.80% 2027–2028	9,810	11,948
	Germany (Federal Republic of) 0% 2030	9,000	10,609
	Germany (Federal Republic of) 0%–0.50% 2026–20501	11,882	14,602
	Goldman Sachs Group, Inc. 3.375% 20252	5,000	6,271
	Greece (Hellenic Republic of) 3.45% 2024	9,595	11,968
	Greece (Hellenic Republic of) 3.375% 2025	10,805	13,660
	Greece (Hellenic Republic of) 3.75% 2028	9,564	12,885
	Greece (Hellenic Republic of) 3.875% 2029	10,824	14,904
	Greece (Hellenic Republic of) 1.50% 2030	10,670	12,324
	Israel (State of) 1.50%–1.50% 2027–2029	1,500	1,804
	Italy (Republic of) 0.10% 20231	25,258	28,969
	Italy (Republic of) 1.85% 2025	11,220	13,307
	Italy (Republic of) 2.80% 2028	22,918	29,258
	Italy (Republic of) 1.65% 2030	8,102	9,398
	Italy (Republic of) 0.05%–1.35% 2023–2030	6,967	7,832
	Romania 4.625% 2049	11,045	14,243
	Romania 2.00%–4.63% 2030–2049	15,160	17,682
	Russian Federation 2.88%–2.88% 2025–2025	4,500	5,580
	Serbia (Republic of) 3.125% 2027	13,987	16,481
	Serbia (Republic of) 1.50% 2029	4,943	5,219
	State Grid Europe Development (2014) PLC 1.50% 2022	194	221
	State Grid Overseas Investment Ltd. 1.25%–2.13% 2022–2030	1,406	1,618
	Other securities		114,163

			385,464

Japanese yen	Goldman Sachs Group, Inc. 1.00%–2.80% 2021–20222	¥128,000	1,222
9.37%	Japan, Series 19, 0.10% 20241	1,846,386	17,054
	Japan, Series 18, 0.10% 20241	1,025,165	9,507
	Japan, Series 346, 0.10% 2027	1,040,000	9,764
	Japan, Series 23, 0.10% 20281	1,995,731	18,424
	Japan, Series 356, 0.10% 2029	3,529,000	32,987
	Japan, Series 24, 0.10% 20291	1,610,533	14,920
	Japan, Series 145, 1.70% 2033	2,210,000	24,471
	Japan 0.10%–2.30% 2025–20591	4,520,223	47,255
	United Mexican States 0.62%–0.70% 2021–2022	700,000	6,462
	Other securities		12,926

			194,992

Chinese yuan	China (People’s Republic of), Series 1906, 3.29% 2029	CNY73,800	10,733
renminbi	China (People’s Republic of), Series 1910, 3.86% 2049	259,860	38,385
4.68%	China Development Bank Corp., Series 2004, 3.43% 2027	73,800	10,524
	China Development Bank Corp., Series 1905, 3.48% 2029	128,200	18,199
	China Development Bank Corp. 3.50%–4.15% 2025–2028	83,100	12,249
	Other securities		7,216

			97,306

British pounds	United Kingdom 4.75% 2030	£14,360	26,226
3.04%	United Kingdom 0.38%–4.25% 2024–2050	23,304	35,397
	Other securities		1,654

			63,277

Canadian dollars	Canada 2.25% 2025	C$15,900	12,814
1.90%	Canada 2.25% 2029	26,105	22,208
	Canada 1.00%–2.75% 2022–2048	4,550	4,486

			39,508

American Funds Insurance Series	79

Capital World Bond Fund (formerly Global Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Danish kroner	Nykredit Realkredit AS, Series 01E, 0.50% 20403	DKr108,121	$16,060
1.88%	Nykredit Realkredit AS, Series 01E, 1.50% 20403	103,266	16,029
	Nykredit Realkredit AS 1.50%–2.50% 2037–20473	45,660	7,146
			39,235

Mexican pesos	Petróleos Mexicanos 7.19%–7.47% 2024–2026	MXN99,000	3,403
1.52%	United Mexican States, Series M, 7.50% 2027	279,920	13,577
	United Mexican States, Series M20, 8.50% 2029	178,400	9,195
	United Mexican States 8.00%–8.50% 2038–2047	110,600	5,457

			31,632

Malaysian	Malaysia (Federation of), Series 0418, 4.893% 2038	MYR64,732	17,627
ringgits	Malaysia (Federation of) 3.76%–4.94% 2030–2048	52,914	13,298
1.48%
			30,925

Israeli shekels	Israel (State of) 2.00% 2027	ILS42,900	13,686
1.16%	Israel (State of) 5.50% 2042	20,200	10,393

			24,079

Russian rubles	Russian Federation 6.90%–8.50% 2023–2034	RUB1,521,250	23,744
1.14%

South Korean won	South Korea (Republic of), Series 2503, 1.50% 2025	KRW13,411,000	11,353
0.92%	Other securities		7,747

			19,100

Brazilian reais	Brazil (Federative Republic of) 0% 2020	BRL91,700	16,861
0.81%

Romanian leu	Romania 4.75% 2025	RON5,000	1,217
0.06%

U.S. dollars	CCCI Treasure Ltd. 3.43%–3.65% 20494	$ 3,190	3,167
47.29%	Equinix, Inc. 2.15% 2030	9,390	9,311
	Goldman Sachs Group, Inc. 2.91%–4.75% 2023–20454	12,037	13,492
	Israel (State of) 2.50%–3.88% 2030–2050	7,720	8,545
	Pacific Gas and Electric Co. 2.10% 2027	9,935	9,836
	Petróleos Mexicanos 6.35%–6.95% 2048–20602	924	693
	PETRONAS Capital Ltd. 3.50%–4.55% 2030–20502	1,565	1,896
	Russian Federation 4.25% 2027	1,400	1,568
	State Grid Overseas Investment Ltd. 3.50% 20272	5,600	6,201
	T-Mobile US, Inc. 2.55% 20312	9,390	9,447
	U.S. Treasury 2.75% 2025	10,140	11,374
	U.S. Treasury 2.00% 2050	8,100	9,272
	U.S. Treasury 1.13%–3.00% 2023–20485	29,015	32,845
	U.S. Treasury Inflation-Protected Security 0.25% 20291,5	13,735	15,035
	U.S. Treasury Inflation-Protected Security 0.875% 20291,5	19,576	22,344
	U.S. Treasury Inflation-Protected Security 0.125% 20301	20,613	22,288
	U.S. Treasury Inflation-Protected Security 1.00% 20491,5	17,570	23,495
	U.S. Treasury Inflation-Protected Securities 0.25%–1.38% 2042–20501,5	13,466	16,685
	Uniform Mortgage-Backed Security 2.00% 20353,6	15,050	15,543
	Uniform Mortgage-Backed Security 2.00% 20503,6	10,000	10,207
	Uniform Mortgage-Backed Security 2.50% 20503,6	28,025	29,091

80American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund)

Bonds, notes & other debt instruments		Principal amount	Value
		(000)	(000)

	Uniform Mortgage-Backed Securities 2.50%–3.50% 2035–20503,6	$12,000	$12,589
	United Mexican States 3.25%–5.00% 2025–2051	5,605	5,834
	Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)4	11,775	12,176
	Other securities		681,092

			984,026

Other	Other securities		55,091
2.66%
	Total bonds, notes & other debt instruments (cost: $1,943,661,000)		2,006,457

Convertible bonds & notes 0.00%

U.S. dollars	Other securities		6
0.00%
	Total convertible bonds & notes (cost: $8,000)		6

Convertible stocks 0.00%		Shares

U.S. dollars	Other securities		96
0.00%
	Total convertible stocks (cost: $816,000)		96

Common stocks 0.01%

U.S. dollars	Other securities		219
0.01%
	Total common stocks (cost: $2,936,000)		219

Rights & warrants 0.00%

U.S. dollars	Other securities		14
0.00%
	Total rights & warrants (cost: $22,000)		14

Short-term securities 6.28%

Money market investments 6.28%

	Capital Group Central Cash Fund 0.18%7	1,305,640	130,577
	Total short-term securities (cost: $130,578,000)		130,577

	Total investment securities 102.72% (cost: $2,078,021,000)		2,137,369
	Other assets less liabilities (2.72)%		(56,568)

	Net assets 100.00%		$2,080,801

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $267,000, which represented .01% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $4,783,000, which represented .23% of the net assets of the fund. One security in “Other securities” (with a value of $28,000, an aggregate cost of $116,000, and which represented less than .01% of the net assets of the fund) was acquired on 8/31/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

American Funds Insurance Series	81

Capital World Bond Fund (formerly Global Bond Fund)

Futures contracts

							Unrealized
							(depreciation)
					Notional	Value at	appreciation
			Number of		amount8	6/30/20209	at 6/30/2020
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

5 Year Euro-Bobl Futures		Short	59	September 2020	€(5,900)	$(8,947)	$(42)
5 Year U.S. Treasury Note Futures		Short	72	October 2020	$(7,200)	(9,053)	(63)
10 Year Euro-Bund Futures		Long	121	September 2020	€12,100	23,997	261
10 Year U.S. Treasury Note Futures		Short	201	September 2020	$(20,100)	(27,974)	(157)
10 Year Ultra U.S. Treasury Note Futures		Short	225	September 2020	(22,500)	(35,434)	(174)
20 Year U.S. Treasury Bond Futures		Long	11	September 2020	1,100	1,964	9
30 Year Euro-Buxl Futures		Long	50	September 2020	€5,000	12,356	290

							$ 124
Forward currency contracts

							Unrealized
Contract amount							appreciation
							(depreciation)

Purchases	Sales				Settlement		at 6/30/2020
(000)	(000)		Counterparty		date		(000)

USD4,101	MXN91,990		Standard Chartered Bank		7/6/2020		$102
CAD9,500	USD6,787		UBS AG		7/8/2020		210
USD6,833	CAD9,500		UBS AG		7/8/2020		(165)
USD3,130	DKK20,600		Standard Chartered Bank		7/9/2020		24
USD2,118	CNH15,000		Bank of New York Mellon		7/10/2020		(3)
USD6,210	CNH44,100		JPMorgan Chase		7/10/2020		(24)
USD2,912	JPY311,200		Bank of New York Mellon		7/14/2020		29
USD2,078	JPY223,000		Bank of New York Mellon		7/14/2020		12
JPY222,000	USD2,077		Bank of New York Mellon		7/14/2020		(21)
JPY447,000	USD4,187		UBS AG		7/14/2020		(46)
USD2,273	GBP1,830		UBS AG		7/21/2020		5
USD19,540	CNH138,600		Bank of America		7/21/2020		(40)
USD16,421	ILS56,300		JPMorgan Chase		7/27/2020		157
USD6,281	MXN142,000		Citibank		7/27/2020		127
CZK306,030	EUR11,465		JPMorgan Chase		7/27/2020		14
USD2,851	THB88,000		JPMorgan Chase		7/27/2020		4
CHF800	USD845		JPMorgan Chase		7/27/2020		—10
USD2,067	EUR1,840		Barclays Bank PLC		7/27/2020		(1)
EUR10,102	DKK75,300		JPMorgan Chase		7/27/2020		(3)
EUR1,639	RON7,960		Citibank		7/27/2020		(3)
SEK23,400	USD2,515		Citibank		7/27/2020		(3)
AUD12,000	USD8,289		JPMorgan Chase		7/27/2020		(7)
PLN12,600	USD3,194		Citibank		7/27/2020		(9)
USD7,408	ZAR129,100		JPMorgan Chase		7/27/2020		(9)
CZK133,600	USD5,645		JPMorgan Chase		7/27/2020		(13)
USD4,134	CZK98,590		Bank of America		7/27/2020		(23)
CAD49,400	USD36,420		JPMorgan Chase		7/27/2020		(29)
GBP5,330	USD6,657		JPMorgan Chase		7/27/2020		(51)
NOK144,985	USD15,204		Citibank		7/27/2020		(139)
EUR56,180	USD63,365		JPMorgan Chase		7/27/2020		(207)
JPY9,971,500	USD93,462		JPMorgan Chase		7/27/2020		(1,079)
KRW6,785,200	USD5,622		Goldman Sachs		7/28/2020		19
COP14,642,500	USD3,936		Standard Chartered Bank		7/28/2020		(49)
USD12,392	MYR53,000		Standard Chartered Bank		7/29/2020		39
USD14,848	BRL81,200		JPMorgan Chase		8/7/2020		(55)

							$(1,237)

82American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund)

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	appreciation
				Value at	premium	(depreciation)
		Expiration	Notional	6/30/2020	(received) paid	at 6/30/2020
Receive	Pay	date	(000)	(000)	(000)	(000)

0.525%	6-month HUF-BUBOR	1/29/2022	HUF16,744,000	$ (76)	$ (297)	$ 221
1.01%	6-month HUF-BUBOR	2/25/2022	9,100,000	182	66	116
0.965%	6-month HUF-BUBOR	2/26/2022	13,039,000	232	63	169
6-month HUF-BUBOR	1.39%	11/11/2029	2,335,000	(72)	53	(125)
6-month PLN-WIBOR	2.155%	1/22/2030	PLN35,000	(1,073)	(1,122)	49
6-month HUF-BUBOR	1.80%	1/22/2030	HUF1,418,000	(212)	(137)	(75)
6-month HUF-BUBOR	1.845%	2/25/2030	2,024,500	(325)	(217)	(108)
6-month HUF-BUBOR	1.79%	2/26/2030	2,024,500	(292)	(184)	(108)
0.0079%	6-month JPY-LIBOR	4/8/2030	¥1,620,000	(56)	30	(86)

					$(1,745)	$ 53
Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection
						Unrealized
				Value at	Upfront	appreciation
Receive/		Expiration	Notional	6/30/2020	receipts	at 6/30/2020
Payment frequency	Pay	date	(000)	(000)	(000)	(000)

1.00%/Quarterly	CDX.NA.IG.34	6/20/2025	$91,850	$1,074	$555	$519

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Index-linked bond whose principal amount moves with a government price index.

2Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $273,114,000, which represented 13.13% of the net assets of the fund.

3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4Step bond; coupon rate may change at a later date.

5All or a portion of this security was pledged as collateral. The total value of pledged collateral was $8,973,000, which represented .43% of the net assets of the fund.

6Purchased on a TBA basis.

7Rate represents the seven-day yield at 6/30/2020.

8Notional amount is calculated based on the number of contracts and notional contract size.

9Value is calculated based on the notional amount and current market price. 10Amount less than one thousand.

Key to abbreviations and symbols
AUD = Australian dollars	GBP/£ = British pounds	RON = Romanian leu
BRL = Brazilian reais	HUF = Hungarian forints	RUB = Russian rubles
BUBOR = Budapest Interbank Offered Rate	ILS = Israeli shekels	SEK = Swedish kronor
CAD/C$ = Canadian dollars	JPY/¥ = Japanese yen	SOFR = Secured Overnight Financing Rate
CHF = Swiss francs	KRW = South Korean won	TBA = To-be-announced
CNH/CNY= Chinese yuan renminbi	LIBOR = London Interbank Offered Rate	THB = Thai baht
COP = Colombian pesos	MXN = Mexican pesos	USD/$ = U.S. dollars
CZK = Czech korunas	MYR = Malaysian ringgits	WIBOR = Warsaw Interbank Offer Rate
DKK/DKr = Danish kroner	NOK = Norwegian kroner	ZAR = South African rand
EUR/€ = Euros	PLN = Polish zloty
See notes to financial statements.
American Funds Insurance Series	83

High-Income Bond Fund

Summary investment portfolio June 30, 2020			unaudited
Bonds, notes & other debt instruments 92.29%		Principal amount	Value
		(000)	(000)

Corporate bonds & notes 92.27%

Communication	Cablevision Systems Corp. 6.75% 2021	$ 3,513	$ 3,698
services	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20261	3,182	3,298
13.84%	CenturyLink, Inc. 6.75% 2023	2,760	2,974
	Gogo Inc. 9.875% 20241	11,114	9,420
	Intelsat Jackson Holding Co., Term Loan, 6.625% 20242	3,900	3,917
	MDC Partners Inc. 6.50% 20241	5,170	4,824
	Sprint Corp. 6.875% 2028	4,171	5,095
	Sprint Corp. 8.75% 2032	2,165	3,097
	Sprint Corp. 7.63%–11.50% 2021–2026	3,385	3,909
	T-Mobile US, Inc. 3.88%–6.50% 2025–20501	1,333	1,462
	Trilogy International Partners, LLC 8.875% 20221	4,500	3,998
	Univision Communications Inc. 5.125% 20231	3,308	3,348
	Univision Communications Inc. 5.125% 20251	3,195	3,019
	Univision Communications Inc. 6.625% 20271	3,050	2,924
	Other securities		53,542

			108,525

Health care	Bausch Health Companies Inc. 5.00%–9.25% 2026–20301	6,633	6,823
12.90%	Endo Dac / Endo Finance LLC / Endo Finco 6.00%–9.50% 2027–20281	6,477	5,301
	Endo International PLC 5.75%–5.88% 2022–20241	3,837	3,576
	Mallinckrodt PLC 10.00% 20251	8,538	7,236
	Molina Healthcare, Inc. 5.375% 2022	5,264	5,381
	Molina Healthcare, Inc. 4.38%–4.88% 2025–20281	2,698	2,716
	Par Pharmaceutical Inc. 7.50% 20271	4,672	4,810
	Rotech Healthcare Inc., Term Loan,
	(3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)2,3,4,5,6	6,046	6,106
	Tenet Healthcare Corp. 4.875% 20261	6,380	6,259
	Tenet Healthcare Corp. 4.63%–8.13% 2022–20271	3,235	3,260
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	3,915	3,711
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,779	4,921
	Teva Pharmaceutical Finance Co. BV 2.20%–7.13% 2021–20281	4,374	4,423
	Valeant Pharmaceuticals International, Inc. 5.88%–9.00% 2023–20271	3,320	3,434
	Other securities		33,228

			101,185

Consumer	Ford Motor Co. 4.35%–9.63% 2023–2030	3,819	4,073
discretionary	Ford Motor Credit Co. 5.125% 2025	3,485	3,502
12.57%	Ford Motor Credit Co. 3.09%–5.58% 2021–2024	2,252	2,181
	PetSmart, Inc. 7.125% 20231	7,039	6,955
	PetSmart, Inc. 5.875% 20251	4,091	4,114
	PetSmart, Inc. 8.875% 20251	3,941	3,946
	Scientific Games Corp. 8.25% 20261	5,279	4,694
	Scientific Games Corp. 5.00%–8.63% 2021–20291	4,109	3,716
	Staples, Inc. 7.50% 20261	3,870	3,049
	Other securities		62,369

			98,599

Materials	Cleveland-Cliffs Inc. 5.75% 2025	3,789	3,237
11.51%	Cleveland-Cliffs Inc. 5.875% 2027	6,060	5,017
	Cleveland-Cliffs Inc. 4.88%–9.88% 2024–20271	5,083	4,826
	First Quantum Minerals Ltd. 7.25% 20221	3,229	3,168
	First Quantum Minerals Ltd. 7.25% 20231	3,072	2,953
	First Quantum Minerals Ltd. 7.50% 20251	8,243	7,906
	First Quantum Minerals Ltd. 6.50%–6.88% 2024–20261	3,687	3,499
	FXI Holdings, Inc. 7.875% 20241	3,530	3,047
	FXI Holdings, Inc. 12.25% 20261	3,976	3,868
	LSB Industries, Inc. 9.625% 20231	3,638	3,516

84American Funds Insurance Series
High-Income Bond Fund

Bonds, notes & other debt instruments		Principal amount	Value
		(000)	(000)

	Ryerson Inc. 11.00% 20221	$3,113	$ 3,189
	Venator Materials Corp. 5.75% 20251	5,426	3,876
	Other securities		42,176

			90,278

Industrials	ADT Corp. 3.50% 2022	3,465	3,455
10.51%	Associated Materials, LLC 9.00% 20241	5,773	4,970
	Delta Air Lines, Inc. 7.00% 20251	3,195	3,301
	Dun & Bradstreet Corp. 10.25% 20271	3,497	3,890
	United Airlines Holdings, Inc. 6.50% 20271	4,375	4,397
	Other securities		62,393

			82,406

Energy	CONSOL Energy Inc. 5.875% 2022	3,120	3,075
9.60%	Teekay Corp. 9.25% 20221	3,108	2,995
	Other securities		69,241

			75,311

Financials	Compass Diversified Holdings 8.00% 20261	3,394	3,464
6.60%	FS Energy and Power Fund 7.50% 20231	3,999	3,420
	Navient Corp. 6.50% 2022	3,533	3,482
	Navient Corp. 5.00%–6.13% 2023–2033	6,364	5,762
	Other securities		35,618

			51,746

Information	Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 20252,6	3,924	3,425
technology	Genesys Telecommunications Laboratories, Inc. 10.00% 20241	3,341	3,483
6.11%	Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.25% 20242,6	6,753	6,757
	Other securities		34,243

			47,908

Real estate	Iron Mountain Inc. 5.75% 2024	3,027	3,065
3.32%	Iron Mountain Inc. 4.88%–5.25% 2027–20301	5,997	5,901
	Other securities		17,062

			26,028

Utilities	Other securities		22,507
2.87%

Consumer staples	Other securities		19,127
2.44%
	Total corporate bonds & notes		723,620

Bonds & notes of governments & government agencies outside the U.S. 0.02%

Bonds & notes	Other securities		194
of governments &

government agencies
outside the U.S.
0.02%
Municipals 0.00%

	Other securities		5

	Total bonds, notes & other debt instruments (cost: $783,720,000)		723,819

American Funds Insurance Series	85

High-Income Bond Fund

Convertible bonds & notes 0.63%		Principal amount	Value
		(000)	(000)

Communication	Gogo Inc., convertible notes, 6.00% 2022	$422	$297
services	Other securities		1,285
0.20%
			1,582

Other	Other securities		3,345
0.43%
	Total convertible bonds & notes (cost: $4,765,000)		4,927

Convertible stocks 0.50%		Shares

Other	Other securities		3,892
0.50%
	Total convertible stocks (cost: $7,788,000)		3,892

Preferred securities 0.23%

Consumer	Other securities		1,789
discretionary
	Total preferred securities (cost: $1,655,000)		1,789
0.23%

Common stocks 1.88%

Health care	Rotech Healthcare Inc.3,4,7,8	201,793	9,686
1.28%	Other securities		335

			10,021

Materials	First Quantum Minerals Ltd.	44,800	357
0.11%	Other securities		504

			861

Other	Other securities		3,912
0.49%
	Total common stocks (cost: $21,518,000)		14,794

Rights & warrants 0.02%

Other	Other securities		147
0.02%
	Total rights & warrants (cost: $216,000)		147

Short-term securities 4.84%

Money market investments 4.84%

	Capital Group Central Cash Fund 0.18%9	379,651	37,969
	Total short-term securities (cost: $37,962,000)		37,969

	Total investment securities 100.39% (cost: $857,624,000)		787,337
	Other assets less liabilities (0.39)%		(3,086)

	Net assets 100.00%		$784,251

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

86American Funds Insurance Series

High-Income Bond Fund

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

					Upfront	Unrealized
				Value at	premium	appreciation
	Pay/	Expiration	Notional	6/30/2020	received	at 6/30/2020
Receive	Payment frequency	date	(000)	(000)	(000)	(000)

CDX.NA.HY.25	5.00%/Quarterly	6/20/2025	$12,160	$84	$(235)	$319

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $464,508,000, which represented 59.23% of the net assets of the fund.

2Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in "Other securities," was $51,618,000, which represented 6.58% of the net assets of the fund.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $21,408,000, which represented 2.73% of the net assets of the fund.

4Value determined using significant unobservable inputs.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

6Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

7Security did not produce income during the last 12 months.

8Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

9Rate represents the seven-day yield at 6/30/2020.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date(s)	(000)	(000)	assets

Rotech Healthcare Inc.	9/26/2013	$ 4,331	$9,686	1.24%
Other securities	11/15/2016-8/31/2018	1,319	1,505.19

Total private placement securities		$5,650	$11,191	1.43%

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	87

American Funds Mortgage Fund (formerly Mortgage Fund)

Summary investment portfolio June 30, 2020			unaudited
Bonds, notes & other debt instruments 96.81%		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations 91.85%

Federal agency	Fannie Mae Pool #AL9335 3.872% 20401,2	$ 1,629	$ 1,711
mortgage-backed	Fannie Mae Pool #AL9327 3.406% 20411,2	1,450	1,526
obligations	Fannie Mae Pool #AL9326 3.743% 20411,2	2,055	2,163
87.49%	Fannie Mae Pool #CA2804 4.50% 20481	2,992	3,216
	Fannie Mae Pool #CA4867 3.00% 20491,3	4,891	5,271
	Fannie Mae Pool #CA5496 3.00% 20501	9,932	10,744
	Fannie Mae 2.50%–5.00% 2031–20491,2,3	6,489	6,954
	Freddie Mac Pool #C91883 4.00% 20361	3,627	3,908
	Freddie Mac Pool #RA1339 3.00% 20491	3,720	3,952
	Freddie Mac Pool #QA8936 3.00% 20501	7,973	8,494
	Freddie Mac Pool #SD7514 3.50% 20501,3	12,796	13,739
	Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 20231	1,746	1,861
	Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 20231	4,722	5,060
	Freddie Mac 3.10%–5.00% 2034–20491,2,3	5,346	5,811
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	2.939% 20561,2	1,387	1,479
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20561	1,362	1,460
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 20571,2	5,099	5,608
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 20571	3,008	3,261
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20571	2,256	2,547
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50% 20281	6,352	6,935
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1,
	3.50% 20281	1,762	1,910
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C,
	2.75% 20291	1,891	1,997
	Government National Mortgage Assn. 4.25% 20441	1,551	1,718
	Government National Mortgage Assn. 2.50% 20501,4	5,000	5,251
	Government National Mortgage Assn. 2.50% 20501,4	3,500	3,668
	Government National Mortgage Assn. Pool #AA7301 3.50% 20431	1,515	1,624
	Government National Mortgage Assn. 3.50%–6.50% 2034–20661,4	13,221	14,153
	Uniform Mortgage-Backed Security 2.00% 20351,4	41,500	42,858
	Uniform Mortgage-Backed Security 2.50% 20351,4	11,500	12,019
	Uniform Mortgage-Backed Security 3.00% 20351,4	41,432	43,543
	Uniform Mortgage-Backed Security 3.00% 20501,4	1,406	1,480
	Uniform Mortgage-Backed Security 3.50% 20501,4	12,585	13,237
	Uniform Mortgage-Backed Security 4.50% 20501,4	5,250	5,642
	Uniform Mortgage-Backed Securities 2.50%–4.00% 20501,4	1,088	1,131
	Other securities		5,021

			250,952

Collateralized	Other securities		12,498
mortgage-backed
	Total mortgage-backed obligations		263,450
obligations (privately

originated)
4.36%
U.S. Treasury bonds & notes 4.07%

U.S. Treasury	U.S. Treasury 0.125% 2023	3,500	3,496
2.95%	U.S. Treasury 1.25% 2050	5,155	4,950

			8,446

U.S. Treasury	U.S. Treasury Inflation-Protected Security 2.125% 20415	129	192
inflation-protected	U.S. Treasury Inflation-Protected Security 0.75% 20423,5	2,523	3,029
securities
			3,221
1.12%

	Total U.S. Treasury bonds & notes		11,667

88American Funds Insurance Series

American Funds Mortgage Fund (formerly Mortgage Fund)

Bonds, notes & other debt instruments

Principal amount	Value
(000)	(000)

Asset-backed obligations 0.89%

Other securities	$ 2,561

Total bonds, notes & other debt instruments (cost: $271,718,000)	277,678

Short-term securities 47.13%

Commercial paper 24.85%

Apple Inc. 0.12% due 7/8/20206	$ 8,000	8,000
Chariot Funding, LLC 0.25% due 9/25/20206	7,000	6,998
Coca-Cola Co. 0.18% due 11/20/20206	6,850	6,845
Eli Lilly and Co. 0.12% due 8/4/20206	7,000	6,996
Emerson Electric Co. 0.10%–0.15% due 7/6/2020–8/11/20206	8,000	7,997
ExxonMobil Corp. 0.26% due 9/25/2020	3,450	3,449
Merck & Co. Inc. 0.20% due 8/27/20206	8,000	7,998
National Rural Utilities Cooperative Finance Corp. 0.09% due 7/1/2020	5,000	5,000
Nordea Bank AB 0.05% due 7/1/20206	3,000	3,000
Paccar Financial Corp. 0.12% due 7/9/2020	2,000	2,000
Pfizer Inc. 0.21% due 10/16/20206	5,000	4,997
Simon Property Group, LP 0.15% due 7/23/20206	8,000	8,000
		71,280

Federal agency discount notes 16.00%

Federal Farm Credit Banks 0.12%–0.20% due 7/10/2020–11/6/2020	15,000	14,995
Federal Home Loan Bank 0.11%–0.12% due 7/20/2020–8/21/2020	20,800	20,797
Tennessee Valley Authority 0.11% due 7/15/2020	10,100	10,099

		45,891

U.S. Treasury bills 6.28%

U.S. Treasury Bills 0.08%–0.10% due 7/2/2020–7/21/2020	18,000	17,999

Total short-term securities (cost: $135,172,000)		135,170

Total investment securities 143.94% (cost: $406,890,000)		412,848
Other assets less liabilities (43.94)%		(126,023)

Net assets 100.00%		$ 286,825

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security that was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security that was valued under fair value procedures was $750,000, which represented .26% of the net assets of the fund.

American Funds Insurance Series	89

American Funds Mortgage Fund (formerly Mortgage Fund)

Futures contracts

							Unrealized
							(depreciation)
					Notional	Value at	appreciation
			Number of		amount7	6/30/20208	at 6/30/2020
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

90 Day Euro Dollar Futures		Short	207	September 2020	$(51,750)	$(51,613)	$(18)
90 Day Euro Dollar Futures		Short	123	March 2021	(30,750)	(30,689)	(6)
5 Year U.S. Treasury Note Futures		Long	226	October 2020	22,600	28,418	66
10 Year U.S. Treasury Note Futures		Long	1	September 2020	100	139	1
10 Year Ultra U.S. Treasury Note Futures		Short	62	September 2020	(6,200)	(9,764)	(50)
20 Year U.S. Treasury Bond Futures		Long	14	September 2020	1,400	2,500	11
30 Year Ultra U.S. Treasury Bond Futures		Long	19	September 2020	1,900	4,145	30

							$ 34
Swap contracts

Interest rate swaps						Upfront	Unrealized

					Value at	premium	depreciation
		Expiration		Notional	6/30/2020	paid	at 6/30/2020
Receive	Pay		date	(000)	(000)	(000)	(000)

3-month USD-LIBOR	2.322%	5/2/2024		$10,100	$ (797)	$—	$ (797)
3-month USD-LIBOR	2.325%	5/2/2024		23,300	(1,843)	—	(1,843)
U.S. EFFR	0.11%	5/18/2024		9,400	—9	—	—9
U.S. EFFR	0.1275%	6/25/2025		4,400	(9)	—	(9)
U.S. EFFR	0.0975%	6/30/2025		2,387	(1)	—	(1)
U.S. EFFR	0.106%	6/30/2025		1,913	(2)	—	(2)
U.S. EFFR	0.105%	6/30/2025		4,300	(3)	—	(3)
3-month USD-LIBOR	3.238%	8/8/2044		2,000	(1,054)	—	(1,054)
3-month USD-LIBOR	3.2265%	9/25/2044		3,000	(1,581)	—	(1,581)
3-month USD-LIBOR	1.961%	1/9/2050		2,400	(677)	—	(677)

						$—	$(5,967)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

3All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,618,000, which represented .91% of the net assets of the fund.

4Purchased on a TBA basis.

5Index-linked bond whose principal amount moves with a government price index.

6Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $74,419,000, which represented 25.95% of the net assets of the fund.

7Notional amount is calculated based on the number of contracts and notional contract size.

8Value is calculated based on the notional amount and current market price.

9Amount less than one thousand.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

90American Funds Insurance Series

Ultra-Short Bond Fund

Investment portfolio June 30, 2020		unaudited
Short-term securities 99.93%	Principal amount	Value
	(000)	(000)

Commercial paper 68.21%

Amazon.com, Inc. 0.14% due 7/20/20201	$10,000	$9,999
Caisse d’Amortissement de la Dette Sociale 0.15% due 7/8/2020	10,000	10,000
Chariot Funding, LLC 0.15% due 7/29/20201	4,700	4,699
CRC Funding, LLC 0.23% due 9/17/20201	10,000	9,995
Credit Agricole North America, Inc. 0.20% due 8/13/2020	4,400	4,399
DBS Bank Ltd. 0.21% due 8/21/20201	6,500	6,499
Eli Lilly and Co. 0.15% due 7/28/20201	10,000	9,996
Emerson Electric Co. 0.85% due 7/1/20201	10,000	10,000
ExxonMobil Corp. 0.23% due 10/6/2020	10,000	9,995
Henkel of America, Inc. 0.30% due 8/6/20201	7,600	7,599
Inova Health System Foundation 0.22% due 9/17/2020	7,900	7,897
Kaiser Foundation Hospitals 0.25% due 8/5/2020	8,700	8,697
Liberty Street Funding LLC 0.25% due 8/4/20201	10,000	9,998
L’Oréal USA, Inc. 0.25% due 7/28/20201	10,000	9,999
LVMH Moët Hennessy Louis Vuitton Inc. 0.18%–0.25% due 7/16/2020–8/19/20201	10,800	10,799
Merck & Co. Inc. 0.25% due 8/13/20201	6,800	6,799
Mizuho Bank, Ltd. 0.24% due 8/20/20201	10,000	9,997
Nederlandse Waterschapsbank NV 0.19% due 8/25/20201	5,800	5,799
Novartis Finance Corp. 0.20% due 7/20/20201	10,000	9,999
OMERS Finance Trust 0.14% due 7/3/2020	10,000	10,000
Oversea-Chinese Banking Corp. Ltd. 0.21% due 8/27/20201	800	800
Pfizer Inc. 0.22% due 10/30/20201	10,900	10,892
Siemens Capital Co. LLC 0.11% due 7/6/20201	10,500	10,500
Simon Property Group, LP 0.20% due 7/27/20201	8,400	8,399
Société Générale 0.26% due 8/14/20201	5,000	4,999
Starbird Funding Corp. 0.07% due 7/1/20201	8,000	8,000
Sumitomo Mitsui Banking Corp. 0.25% due 8/5/20201	10,000	9,999
Victory Receivables Corp. 0.23% due 8/24/20201	8,000	7,996
		234,750
Bills & notes of governments & government agencies outside the U.S. 17.95%

Alberta (Province of) 0.18%–0.20% due 8/20/2020–9/14/20201	10,500	10,497
British Columbia (Province of) 0.07% due 7/13/2020	5,000	5,000
Canada Bill 0.16% due 8/12/2020	9,400	9,399
Denmark (Kingdom of) 0.15%–0.24% due 7/8/2020–7/31/2020	11,300	11,300
KFW 0.18% due 8/10/20201	10,000	9,999
Oesterreich Kontrollbank 0.22% due 10/22/2020	5,600	5,597
Québec (Province of) 0.16% due 8/17/20201	10,000	9,999
		61,791
Federal agency discount notes 7.00%

Fannie Mae 0.20% due 10/16/2020	5,700	5,697
Federal Home Loan Bank 0.13% due 7/27/2020–8/19/2020	13,400	13,398
Freddie Mac 0.13% due 8/19/2020	5,000	4,999

		24,094
U.S. Treasury bills 6.77%

U.S. Treasury Bills 0.08%–0.15% due 7/2/2020–10/13/2020	23,300	23,296

Total short-term securities (cost: $343,921,000)		343,931

Total investment securities 99.93% (cost: $343,921,000)		343,931
Other assets less liabilities 0.07%		255

Net assets 100.00%		$344,186

American Funds Insurance Series	91

Ultra-Short Bond Fund

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $214,257,000, which represented 62.25% of the net assets of the fund.

See notes to financial statements.

92American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Summary investment portfolio June 30, 2020			unaudited
Bonds, notes & other debt instruments 93.58%		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations 57.56%

Federal agency	Fannie Mae Pool #AP7553 3.00% 20421	$ 22,474	$ 24,088
mortgage-backed	Fannie Mae Pool #CA5229 3.00% 20501	30,248	32,616
obligations	Fannie Mae Pool #FM2179 3.00% 20501	11,827	12,650
57.56%	Fannie Mae 2.72%–9.12% 2022–20491,2	30,723	33,566
	Freddie Mac Pool #QA8801 3.00% 20501	49,691	52,815
	Freddie Mac 0.58%–4.22% 2022–20491,2	14,804	15,958
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50% 20281	36,532	39,879
	Government National Mortgage Assn. 4.50% 20491	14,125	15,092
	Government National Mortgage Assn. 2.50% 20501,3	46,800	49,147
	Government National Mortgage Assn. 3.50% 20501,3	15,413	16,265
	Government National Mortgage Assn. 3.00%–6.50% 2038–20611	16,840	18,547
	Uniform Mortgage-Backed Security 2.00% 20351,3	217,355	224,470
	Uniform Mortgage-Backed Security 2.00% 20351,3	121,790	125,568
	Uniform Mortgage-Backed Security 2.50% 20351,3	60,000	62,709
	Uniform Mortgage-Backed Security 2.00% 20501,3	15,966	16,297
	Uniform Mortgage-Backed Security 3.00% 20501,3	59,000	62,038
	Uniform Mortgage-Backed Security 3.50% 20501,3	83,539	87,867
	Uniform Mortgage-Backed Security 3.50% 20501,3	70,084	73,709
	Uniform Mortgage-Backed Security 4.50% 20501,3	15,431	16,582
	Uniform Mortgage-Backed Securities 2.00%–4.00% 2035–20501,3	15,040	15,704
	Other securities		135,131

			1,130,698
Federal agency bonds & notes 19.03%

	Fannie Mae 2.875% 2023	36,000	39,014
	Fannie Mae 0.63%–7.13% 2021–2030	14,900	16,129
	Federal Home Loan Bank 3.375% 2023	16,715	18,357
	Federal Home Loan Bank 3.25%–5.50% 2028–2036	6,800	8,205
	Freddie Mac 2.375% 2021	40,000	40,541
	Private Export Funding Corp. 3.266% 20214	34,000	35,291
	Private Export Funding Corp. 3.55% 2024	3,190	3,535
	Tennessee Valley Authority, Series A, 3.875% 2021	32,975	33,727
	Tennessee Valley Authority 0.75%–5.88% 2025–2060	9,705	11,686
	U.S. Agency for International Development, Iraq (State of) 2.149% 2022	3,370	3,455
	U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	41,500	43,356
	U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	42,625	47,465
	U.S. Agency for International Development, Jordan (Kingdom of) 2.503% 2020	2,500	2,524
	U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,843	3,469
	U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	1,500	1,523
	U.S. Agency for International Development, Ukraine 1.471% 2021	2,210	2,249
	U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	12,700
	U.S. Department of Housing and Urban Development 1.98%–3.70% 2020–2034	44,025	46,939
	Other securities		3,673

			373,838
U.S. Treasury bonds & notes 16.99%

U.S. Treasury	U.S. Treasury 1.75% 2022	45,700	47,085
14.85%	U.S. Treasury 1.625% 2026	50,000	53,731
	U.S. Treasury 2.25% 20495	25,700	30,896
	U.S. Treasury 2.375% 20495	13,000	16,048
	U.S. Treasury 2.875% 20495	26,000	35,164
	U.S. Treasury 3.00% 20495	22,500	31,055
	U.S. Treasury 1.25% 20505	42,800	41,098
	U.S. Treasury 0.63%–2.88% 2022–2046	33,100	36,545

			291,622

American Funds Insurance Series	93

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.75% 20425,6	$ 14,970	$17,968
inflation-protected	U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2022–20495,6	20,649	24,160
securities
			42,128
2.14%

	Total U.S. Treasury bonds & notes		333,750

	Total bonds, notes & other debt instruments (cost: $1,770,195,000)		1,838,286
Short-term securities 42.61%

Commercial paper 22.09%

	Apple Inc. 0.14% due 9/2/20204	45,000	44,989
	CAFCO, LLC 0.16% due 7/20/20204	25,000	24,999
	Chariot Funding, LLC 0.15%–0.25% due 8/3/2020–9/25/20204	30,000	29,994
	CRC Funding, LLC 0.23% due 9/21/20204	15,000	14,991
	Eli Lilly and Co. 0.15% due 7/28/20204	20,000	19,992
	Emerson Electric Co. 0.15% due 8/13/20204	13,500	13,488
	ExxonMobil Corp. 0.18%–0.19% due 8/24/2020–9/3/2020	34,300	34,290
	Johnson & Johnson 0.11%–0.15% due 8/3/2020–9/8/20204	38,225	38,217
	Merck & Co. Inc. 0.25% due 8/13/20204	25,000	24,997
	OMERS Finance Trust 0.14% due 7/13/20204	20,000	19,999
	Paccar Financial Corp. 0.10%–0.12% due 7/2/2020–7/9/2020	49,000	49,000
	Pfizer Inc. 0.21%–0.23% due 10/16/2020–10/28/20204	50,000	49,966
	Simon Property Group, LP 0.15%–0.15% due 7/20/2020–7/23/20204	30,500	30,498
	Other securities		38,587

			434,007

Federal agency discount notes 18.23%

	Federal Farm Credit Banks 0.12%–0.22% due 8/7/2020–11/6/2020	110,700	110,658
	Federal Home Loan Bank 0.03%–0.27% due 7/1/2020–9/15/2020	233,700	233,663
	Tennessee Valley Authority 0.11% due 7/15/2020	13,700	13,699

			358,020

U.S. Treasury bills 2.29%

	U.S. Treasury Bills 0.10%–0.11% due 7/21/2020–7/23/2020	45,000	44,996

	Total short-term securities (cost: $837,023,000)		837,023

	Total investment securities 136.19% (cost: $2,607,218,000)		2,675,309
	Other assets less liabilities (36.19)%		(710,931)

	Net assets 100.00%		$1,964,378

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

94American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Futures contracts

							Unrealized
							(depreciation)
					Notional	Value at	appreciation
			Number of		amount7	6/30/20208	at 6/30/2020
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

30 Day Federal Funds Futures		Short	1,028	October 2020	$ (428,368)	$ (428,175)	$(90)
30 Day Federal Funds Futures		Short	759	January 2021	(316,275)	(316,196)	(1)
90 Day Euro Dollar Futures		Short	4,418	September 2020	(1,104,500)	(1,101,573)	(251)
90 Day Euro Dollar Futures		Short	841	March 2021	(210,250)	(209,830)	(38)
2 Year U.S. Treasury Note Futures		Short	255	October 2020	(51,000)	(56,311)	(2)
5 Year U.S. Treasury Note Futures		Long	2,405	October 2020	240,500	302,410	838
10 Year U.S. Treasury Note Futures		Short	445	September 2020	(44,500)	(61,932)	(167)
10 Year Ultra U.S. Treasury Note Futures		Short	628	September 2020	(62,800)	(98,900)	(1,408)
20 Year U.S. Treasury Bond Futures		Long	225	September 2020	22,500	40,177	253
30 Year Ultra U.S. Treasury Bond Futures		Long	1,159	September 2020	115,900	252,843	1,085

							$219
Swap contracts

Interest rate swaps							Unrealized

						Upfront	appreciation
					Value at	premium	(depreciation)
			Expiration	Notional	6/30/2020	paid	at 6/30/2020
Receive	Pay		date	(000)	(000)	(000)	(000)

1.309%	U.S. EFFR		12/16/2020	$356,850	$ 1,141	$—	$1,141
1.33075%	U.S. EFFR		12/16/2020	236,600	769	—	769
2.5775%	U.S. EFFR		7/16/2022	181,639	4,836	—	4,836
1.2525%	U.S. EFFR		2/14/2023	156,941	5,141	—	5,141
U.S. EFFR	0.11%		5/18/2024	163,600	(4)	—	(4)
U.S. EFFR	0.126%		6/25/2025	20,100	(38)	—	(38)
U.S. EFFR	0.1275%		6/25/2025	20,100	(40)	—	(40)
U.S. EFFR	0.1275%		6/25/2025	28,500	(56)	—	(56)
U.S. EFFR	0.0975%		6/30/2025	15,429	(7)	—	(7)
U.S. EFFR	0.105%		6/30/2025	28,500	(23)	—	(23)
U.S. EFFR	0.106%		6/30/2025	35,063	(30)	—	(30)
U.S. EFFR	0.093%		7/2/2025	25,600	(5)	—	(5)
U.S. EFFR	0.096%		7/2/2025	25,500	(8)	—	(8)
3-month USD-LIBOR	1.867%		7/11/2025	49,400	(2,174)	—	(2,174)
2.91%	3-month USD-LIBOR		2/1/2028	16,000	1,795	—	1,795
2.908%	3-month USD-LIBOR		2/1/2028	16,000	1,793	—	1,793
2.925%	3-month USD-LIBOR		2/1/2028	12,800	1,445	—	1,445
2.92%	3-month USD-LIBOR		2/2/2028	12,200	1,374	—	1,374
U.S. EFFR	0.5385%		3/26/2030	49,000	(755)	—	(755)
0.913%	3-month USD-LIBOR		6/9/2030	31,000	854	—	854
3-month USD-LIBOR	2.986%		2/1/2038	7,800	(1,356)	—	(1,356)
3-month USD-LIBOR	2.9625%		2/1/2038	9,800	(1,682)	—	(1,682)
3-month USD-LIBOR	2.963%		2/1/2038	9,800	(1,682)	—	(1,682)
0.833%	3-month USD-LIBOR		4/3/2040	15,800	(131)	—	(131)
3-month USD-LIBOR	3.34%		6/27/2044	10,000	(5,477)	—	(5,477)
3-month USD-LIBOR	3.206%		7/31/2044	16,000	(8,307)	—	(8,307)
3-month USD-LIBOR	3.238%		8/8/2044	16,000	(8,429)	—	(8,429)
3-month USD-LIBOR	2.7045%		1/2/2045	12,000	(4,947)	—	(4,947)
3-month USD-LIBOR	2.4945%		1/9/2045	2,000	(728)	—	(728)
3-month USD-LIBOR	2.5055%		1/9/2045	11,000	(4,034)	—	(4,034)
3-month USD-LIBOR	2.52822%		11/23/2045	4,390	(1,683)	—	(1,683)
3-month USD-LIBOR	1.934%		12/12/2049	15,000	(4,117)	—	(4,117)
3-month USD-LIBOR	1.935%		12/17/2049	17,280	(4,750)	—	(4,750)
3-month USD-LIBOR	2.007%		12/19/2049	16,300	(4,798)	—	(4,798)
American Funds Insurance Series	95

U.S. Government/AAA-Rated Securities Fund

Swap contracts (continued)

Interest rate swaps (continued)

						Unrealized
					Upfront	appreciation
				Value at	premium	(depreciation)
		Expiration	Notional	6/30/2020	paid	at 6/30/2020
Receive	Pay	date	(000)	(000)	(000)	(000)

3-month USD-LIBOR	2.045%	12/27/2049	$15,100	$(4,604)	$—	$ (4,604)
3-month USD-LIBOR	2.0375%	1/6/2050	8,480	(2,568)	—	(2,568)
3-month USD-LIBOR	1.961%	1/9/2050	17,700	(4,995)	—	(4,995)
3-month USD-LIBOR	1.678%	2/21/2050	15,865	(3,274)	—	(3,274)
0.8235%	3-month USD-LIBOR	4/24/2050	5,300	(139)	—	(139)

					$—	$(51,693)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

3Purchased on a TBA basis.

4Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $381,008,000, which represented 19.40% of the net assets of the fund.

5All or a portion of this security was pledged as collateral. The total value of pledged collateral was $47,020,000, which represented 2.39% of the net assets of the fund.

6Index-linked bond whose principal amount moves with a government price index.

7Notional amount is calculated based on the number of contracts and notional contract size.

8Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

96American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio June 30, 2020						unaudited
Growth funds 80.77%						Value
					Shares	(000)

American Funds Insurance Series – Growth Fund, Class 1					4,337,694	$384,320

Total growth funds (cost: $325,521,000)						384,320
Fixed income funds 11.85%

American Funds Insurance Series – Bond Fund, Class 1					4,800,568	56,359

Total fixed income funds (cost: $55,586,000)						56,359
Short-term securities 4.36%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%1					20,768,279	20,768
Total short-term securities (cost: $20,768,000)						20,768

Total investment securities 96.98% (cost: $401,875,000)						461,447
Other assets less liabilities 3.02%						14,347

Net assets 100.00%						$475,794
Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount2	6/30/20203	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	1,830	September 2020	$183,000	$ 230,108	$521
Euro Stoxx 50 Index Contracts	Short	115	September 2020	€(1)	(4,176)	(58)
FTSE 100 Index Contracts	Short	88	September 2020	£(1)	(6,693)	28
S&P Mid 400 E-mini Index Contracts	Short	16	September 2020	$(2)	(2,847)	(31)
Mini MSCI Emerging Market Index Contracts	Short	81	September 2020	(4)	(3,992)	(57)
Nikkei 225 Index Contracts	Short	4	September 2020	¥(4)	(829)	20
Russell 2000 Mini Index Contracts	Short	74	September 2020	$(4)	(5,319)	(142)
S&P 500 E-mini Index Contracts	Short	934	September 2020	(47)	(144,312)	(1,226)
Euro Currency Contracts	Short	33	September 2020	€(4,125)	(4,642)	47
British Pound Currency Contracts	Short	95	September 2020	£(5,937)	(7,361)	147
Japanese Yen Currency Contracts	Short	7	September 2020	¥(87,500)	(811)	3

						$(748)

American Funds Insurance Series	97

Managed Risk Growth Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

					Net	Net
						unrealized		Value of
					realized	appreciation	Dividend	affiliates at
	Beginning			Ending	gain	(depreciation)	income	6/30/2020
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)

Growth funds 80.77%
American Funds Insurance Series –
Growth Fund, Class 1	4,413,020	2,704,845	2,780,171	4,337,694	$19,348	$14,700	$1,044	$384,320
Fixed income funds 11.85%
American Funds Insurance Series –
Bond Fund, Class 1	5,970,036	4,753,074	5,922,542	4,800,568	3,228	(1,124)	278	56,359

Total 92.62%					$22,576	$13,576	$1,322	$440,679

1Rate represents the seven-day yield at 6/30/2020.

2Notional amount is calculated based on the number of contracts and notional contract size. 3Value is calculated based on the notional amount and current market price.

Key to symbols

£= British pounds € = Euros

¥ = Japanese yen $ = U.S. dollars

See notes to financial statements.

98American Funds Insurance Series

Managed Risk International Fund

Investment portfolio June 30, 2020						unaudited
Growth funds 80.16%						Value
					Shares	(000)

American Funds Insurance Series – International Fund, Class 1					6,722,659	$124,235

Total growth funds (cost: $123,593,000)						124,235
Fixed income funds 10.54%

American Funds Insurance Series – Bond Fund, Class 1					1,391,875	16,340

Total fixed income funds (cost: $16,266,000)						16,340
Short-term securities 5.51%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%1					8,534,973	8,535
Total short-term securities (cost: $8,535,000)						8,535

Total investment securities 96.21% (cost: $148,394,000)						149,110
Other assets less liabilities 3.79%						5,881

Net assets 100.00%						$154,991
Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount2	6/30/20203	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	591	September 2020	$59,100	$ 74,314	$ 169
Russell 2000 Mini Index Contracts	Short	4	September 2020	—4	(288)	(6)
FTSE 100 Index Contracts	Short	53	September 2020	£(1)	(4,031)	27
S&P 500 E-mini Index Contracts	Short	18	September 2020	$(1)	(2,781)	(11)
Euro Stoxx 50 Index Contracts	Short	398	September 2020	€(4)	(14,452)	(201)
Mini MSCI Emerging Market Index Contracts	Short	430	September 2020	$(21)	(21,193)	(335)
Nikkei 225 Index Contracts	Short	46	September 2020	¥(46)	(9,531)	168
British Pound Currency Contracts	Short	58	September 2020	£(3,625)	(4,494)	124
Euro Currency Contracts	Short	113	September 2020	€(14,125)	(15,896)	176
Japanese Yen Currency Contracts	Short	87	September 2020	¥(1,087,500)	(10,082)	35

						$ 146

American Funds Insurance Series	99

Managed Risk International Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliates at
	Beginning			Ending	(loss) gain	depreciation	income	6/30/2020
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)

Growth funds 80.16%
American Funds Insurance Series –
International Fund, Class 1	6,417,163	3,607,142	3,301,646	6,722,659	$(274)	$(13,491)	$291	$124,235
Fixed income funds 10.54%
American Funds Insurance Series –
Bond Fund, Class 1	2,190,172	1,552,632	2,350,929	1,391,875	1,004	(602)	76	16,340

Total 90.70%					$730	$(14,093)	$367	$140,575

1Rate represents the seven-day yield at 6/30/2020.

2Notional amount is calculated based on the number of contracts and notional contract size. 3Value is calculated based on the notional amount and current market price.

4Amount less than one thousand.

Key to symbols

£= British pounds € = Euros

¥ = Japanese yen $ = U.S. dollars

See notes to financial statements.

100American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio June 30, 2020						unaudited
Growth-and-income funds 80.69%						Value
					Shares	(000)

American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1					22,665,236	$277,422

Total growth-and-income funds (cost: $256,393,000)						277,422
Fixed income funds 11.98%

American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1					3,150,130	41,204

Total fixed income funds (cost: $41,869,000)						41,204
Short-term securities 4.16%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%1					14,294,614	14,295
Total short-term securities (cost: $14,295,000)						14,295

Total investment securities 96.83% (cost: $312,557,000)						332,921
Other assets less liabilities 3.17%						10,910

Net assets 100.00%						$343,831
Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount2	6/30/20203	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	1,326	September 2020	$132,600	$ 166,734	$358
Euro Stoxx 50 Index Contracts	Short	27	September 2020	€—4	(980)	(15)
FTSE 100 Index Contracts	Short	19	September 2020	£—4	(1,445)	7
S&P Mid 400 E-mini Index Contracts	Short	4	September 2020	$—4	(712)	5
Russell 2000 Mini Index Contracts	Short	24	September 2020	(1)	(1,725)	(46)
Nikkei 225 Index Contracts	Short	3	September 2020	¥(3)	(622)	13
S&P 500 E-mini Index Contracts	Short	843	September 2020	$(42)	(130,252)	(1,128)
Euro Currency Contracts	Short	8	September 2020	€(1,000)	(1,125)	12
British Pound Currency Contracts	Short	20	September 2020	£(1,250)	(1,550)	21
Japanese Yen Currency Contracts	Short	6	September 2020	¥(75,000)	(695)	2

						$(771)

American Funds Insurance Series	101

Managed Risk Blue Chip Income and Growth Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

					Net	Net
						unrealized		Value of
					realized	appreciation	Dividend	affiliates at
	Beginning			Ending	(loss) gain	(depreciation)	income	6/30/2020
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)

Growth-and-income funds 80.69%
American Funds Insurance Series –
Blue Chip Income and Growth Fund, Class 1	22,089,727	17,541,545	16,966,036	22,665,236	$(44,343)	$17,301	$1,252	$277,422
Fixed income funds 11.98%
American Funds Insurance Series –
U.S. Government/AAA-Rated Securities
Fund, Class 1	4,337,434	4,396,329	5,583,633	3,150,130	4,403	(1,398)	249	41,204

Total 92.67%					$(39,940)	$15,903	$1,501	$318,626

1Rate represents the seven-day yield at 6/30/2020.

2Notional amount is calculated based on the number of contracts and notional contract size. 3Value is calculated based on the notional amount and current market price.

4Amount less than one thousand.

Key to symbols

£= British pounds € = Euros

¥ = Japanese yen $ = U.S. dollars

See notes to financial statements.

102American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2020					unaudited
Growth-and-income funds 79.81%					Value
				Shares	(000)

	American Funds Insurance Series – Growth-Income Fund, Class 1			37,428,324	$1,774,103

	Total growth-and-income funds (cost: $1,699,817,000)				1,774,103
Fixed income funds 14.34%

	American Funds Insurance Series – Bond Fund, Class 1			27,153,850	318,786

	Total fixed income funds (cost: $301,353,000)				318,786
Short-term securities 3.45%

	State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%1			76,700,100	76,700
	Total short-term securities (cost: $76,700,000)				76,700
Options purchased 0.91%

	Options purchased*				20,156

	Total options purchased (cost: $14,491,000)				20,156

	Total investment securities 98.51% (cost: $2,092,361,000)				2,189,745
	Other assets less liabilities 1.49%				33,195

	Net assets 100.00%				$2,222,940
*Options purchased

Put
		Notional			Value at
	Number of	amount	Exercise	Expiration	6/30/2020
Description	contracts	(000)	price	date	(000)

S&P 500 Index	15	$ 47	$2,325.00	9/18/2020	$26
S&P 500 Index	205	636	2,375.00	9/18/2020	414
S&P 500 Index	130	403	2,400.00	9/18/2020	283
S&P 500 Index	140	434	2,425.00	9/18/2020	330
S&P 500 Index	390	1,209	2,450.00	9/18/2020	996
S&P 500 Index	150	465	2,475.00	9/18/2020	412
S&P 500 Index	85	264	2,500.00	9/18/2020	238
S&P 500 Index	2,845	8,820	2,525.00	9/18/2020	9,047
S&P 500 Index	500	1,550	1,775.00	12/18/2020	722
S&P 500 Index	805	2,496	1,950.00	12/18/2020	1,707
S&P 500 Index	250	775	2,025.00	12/18/2020	700
S&P 500 Index	1,205	3,736	2,050.00	12/18/2020	3,446
S&P 500 Index	570	1,767	2,075.00	12/18/2020	1,835

					$20,156

American Funds Insurance Series	103

Managed Risk Growth-Income Fund

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount2	6/30/20203	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	6,944	September 2020	$694,400	$ 873,154	$1,869
FTSE 100 Index Contracts	Short	472	September 2020	£(5)	(35,898)	125
Russell 2000 Mini Index Contracts	Short	115	September 2020	$(6)	(8,266)	(252)
Euro Stoxx 50 Index Contracts	Short	653	September 2020	€(7)	(23,712)	(336)
S&P Mid 400 E-mini Index Contracts	Short	93	September 2020	$(9)	(16,546)	(86)
Mini MSCI Emerging Market Index Contracts	Short	196	September 2020	(10)	(9,660)	(124)
Nikkei 225 Index Contracts	Short	21	September 2020	¥(21)	(4,351)	10
S&P 500 E-mini Index Contracts	Short	2,188	September 2020	$(109)	(338,068)	(647)
Euro Currency Contracts	Short	192	September 2020	€(24,000)	(27,009)	191
British Pound Currency Contracts	Short	514	September 2020	£(32,125)	(39,825)	664
Japanese Yen Currency Contracts	Short	42	September 2020	¥(525,000)	(4,867)	28

						$1,442

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliates at
	Beginning			Ending	(loss) gain	depreciation	income	6/30/2020
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)

Growth-and-income funds 79.81%
American Funds Insurance Series –
Growth-Income Fund, Class 1	36,320,774	8,983,578	7,876,028	37,428,324	$(18,289)	$(88,186)	$7,790	$1,774,103
Fixed income funds 14.34%
American Funds Insurance Series –
Bond Fund, Class 1	30,186,789	13,872,805	16,905,744	27,153,850	15,325	(2,561)	1,520	318,786

Total 94.15%					$(2,964)	$(90,747)	$9,310	$2,092,889

1Rate represents the seven-day yield at 6/30/2020.

2Notional amount is calculated based on the number of contracts and notional contract size. 3Value is calculated based on the notional amount and current market price.

Key to symbols

£= British pounds € = Euros

¥ = Japanese yen $ = U.S. dollars

See notes to financial statements.

104American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2020						unaudited
Asset allocation funds 94.87%						Value
					Shares	(000)

American Funds Insurance Series – Asset Allocation Fund, Class 1					106,445,576	$2,499,342

Total asset allocation funds (cost: $2,371,532,000)						2,499,342
Short-term securities 3.36%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%1					88,533,146	88,533
Total short-term securities (cost: $88,533,000)						88,533

Total investment securities 98.23% (cost: $2,460,065,000)						2,587,875
Other assets less liabilities 1.77%						46,716

Net assets 100.00%						$2,634,591
Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount2	6/30/20203	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	6,187	September 2020	$618,700	$ 777,967	$ 1,825
FTSE 100 Index Contracts	Short	155	September 2020	£(2)	(11,789)	57
Euro Stoxx 50 Index Contracts	Short	744	September 2020	€(7)	(27,016)	(415)
S&P Mid 400 E-mini Index Contracts	Short	74	September 2020	$(7)	(13,165)	(72)
Russell 2000 Mini Index Contracts	Short	182	September 2020	(9)	(13,082)	(386)
Nikkei 225 Index Contracts	Short	18	September 2020	¥(18)	(3,730)	33
Mini MSCI Emerging Market Index Contracts	Short	380	September 2020	$(19)	(18,728)	(230)
S&P 500 E-mini Index Contracts	Short	2,871	September 2020	(144)	(443,598)	(5,339)
British Pound Currency Contracts	Short	171	September 2020	£(10,688)	(13,249)	243
Euro Currency Contracts	Short	213	September 2020	€(26,625)	(29,962)	216
Japanese Yen Currency Contracts	Short	34	September 2020	¥(425,000)	(3,940)	17

						$(4,051)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2020, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliate at
	Beginning			Ending	gain	depreciation	income	6/30/2020
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)

Asset allocation funds 94.87%
American Funds Insurance Series –
Asset Allocation Fund, Class 1	112,462,863	30,198,966	36,216,253	106,445,576	$31,110	$(115,825)	$11,742	$2,499,342

1Rate represents the seven-day yield at 6/30/2020.

2Notional amount is calculated based on the number of contracts and notional contract size. 3Value is calculated based on the notional amount and current market price.

Key to symbols

£= British pounds € = Euros

¥ = Japanese yen $ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	105
Financial statements

Statements of assets and liabilities at June 30, 2020

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$6,800,923	$4,406,547	$30,210,096	$8,909,827	$3,446,624
Affiliated issuers	—	28,136	—	—	—
Cash	1,219	140	1,290	51	652
Cash collateral received for securities on loan	2,692	6,779	—	1,203	898
Cash denominated in currencies other than U.S. dollars	755	282	182	1,477	5,282
Unrealized appreciation on open forward currency contracts	—	—	—	—	10
Receivables for:
Sales of investments	—	1,722	239,774	64,948	22,688
Sales of fund’s shares	1,823	163	20,147	1,931	1,596
Dividends and interest	8,335	3,570	16,137	22,780	8,580
Closed forward currency contracts	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Variation margin on swap contracts	—	—	—	—	—
Securities lending income	17	409	—	53	11
Other	512	—*	8	327	1,814
	6,816,276	4,447,748	30,487,634	9,002,597	3,488,155
Liabilities:
Collateral for securities on loan	26,917	67,795	—	12,030	8,979
Unrealized depreciation on open forward currency contracts	—	—	—	—	4
Payables for:
Purchases of investments	27	9,377	35,543	29,973	17,929
Repurchases of fund’s shares	24,159	14,174	117,041	14,206	7,519
Investment advisory services	2,819	2,483	7,790	3,658	1,460
Insurance administrative fees	231	113	966	201	363
Services provided by related parties	1,010	599	4,420	1,085	395
Trustees’ deferred compensation	73	50	465	192	34
Closed forward currency contracts	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	16
Variation margin on swap contracts	—	—	—	—	—
Non-U.S. taxes	2,859	139	992	8,079	6,580
Other	745	87	80	206	421
	58,840	94,817	167,297	69,630	43,700
Net assets at June 30, 2020	$6,757,436	$4,352,931	$30,320,337	$8,932,967	$3,444,455
Net assets consist of:
Capital paid in on shares of beneficial interest	$3,642,424	$3,312,498	$14,523,960	$7,757,420	$2,642,985
Total distributable earnings (accumulated loss)	3,115,012	1,040,433	15,796,377	1,175,547	801,470
Net assets at June 30, 2020	$6,757,436	$4,352,931	$30,320,337	$8,932,967	$3,444,455
Investment securities on loan, at value	$25,635	$69,706	$—	$11,451	$8,556
Investment securities, at cost:
Unaffiliated issuers	3,717,864	3,210,976	15,395,228	7,341,731	2,656,688
Affiliated issuers	—	60,721	—	—	—
Cash denominated in currencies other than U.S. dollars, at cost	755	282	183	1,477	5,283

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

106American Funds Insurance Series

								unaudited
							(dollars in thousands)
								Capital
Blue Chip	Global		International					World Bond
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Fund
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	(formerly Global
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Bond Fund)

$8,417,359	$1,920,163	$33,982,191	$1,298,444	$974,871	$27,593,550	$416,011	$11,689,474	$2,137,369
—	—	—	—	—	76,331	—	—	—
2,792	887	3,520	50	701	2,526	133	6,655	537
—	—	—	—	377	5,034	—	—	—
—	75	—	232	366	—	9	—*	64
—	—	—	—	—	—	108	2,979	742
—	4,998	50,811	—	15,078	1,174,758	6,689	1,909,331	83,348
2,684	571	5,896	239	1,529	9,474	75	34,126	3,504
10,614	4,733	40,582	4,075	3,336	77,276	1,374	58,586	14,841
—	—	—	—	—	—	47	—	5,787
—	—	—	—	12	334	1	1,252	95
—	—	—	—	69	—*	11	296	295
—	—	—	—	13	60	—	—	—
—	183	—	18	16	140	21	80	66
8,433,449	1,931,610	34,083,000	1,303,058	996,368	28,939,483	424,479	13,702,779	2,246,648
—	—	—	—	3,773	50,338	—	—	—
—	27	—	—	4	—	165	1,252	1,979
6,195	9,766	75,860	23	27,339	2,458,118	10,537	3,321,101	160,470
7,390	3,444	39,467	1,061	3,215	19,456	84	4,381	818
2,725	948	7,130	660	174	5,749	224	3,069	737
374	77	691	53	253	2,627	56	342	30
911	321	3,660	90	109	2,547	68	1,093	258
87	23	540	11	4	269	3	116	25
—	—	—	—	—	—	—	—	1,089
—	—	—	—	66	776	—	968	90
—	—	—	—	—*	—	7	142	126
95	1,905	186	140	120	724	41	—	137
3	30	1,127	36	10	32	6	12	88
17,780	16,541	128,661	2,074	35,067	2,540,636	11,191	3,332,476	165,847
$8,415,669	$1,915,069	$33,954,339	$1,300,984	$961,301	$26,398,847	$413,288	$10,370,303	$2,080,801
$7,039,795	$1,507,479	$24,581,668	$1,287,115	$966,903	$20,193,336	$345,828	$9,435,457	$1,992,653
1,375,874	407,590	9,372,671	13,869	(5,602)	6,205,511	67,460	934,846	88,148
$8,415,669	$1,915,069	$33,954,339	$1,300,984	$961,301	$26,398,847	$413,288	$10,370,303	$2,080,801
$—	$—	$—	$—	$3,593	$47,984	$—	$—	$—
7,070,167	1,535,745	24,591,940	1,201,052	905,907	22,097,199	351,926	11,155,136	2,078,021
—	—	—	—	—	112,973	—	—	—
—	75	—	237	366	—	9	—*	78

American Funds Insurance Series	107

Statements of assets and liabilities at June 30, 2020

		American
		Funds		U.S.
	High-	Mortgage		Government/	Managed
	Income	Fund		AAA-Rated	Risk
	Bond	(formerly	Ultra-Short	Securities	Growth
	Fund	Mortgage Fund)	Bond Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$787,337	$412,848	$343,931	$2,675,309	$ 20,768
Affiliated issuers	—	—	—	—	440,679
Cash	710	274	64	1,214	—
Cash collateral pledged for futures contracts	—	—	—	—	14,719
Cash collateral pledged for swap contracts	1,087	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—*	—	—	—	—
Receivables for:
Sales of investments	4,471	84,455	—	838,085	3,201
Sales of fund’s shares	1,729	325	544	8,786	33
Dividends and interest	13,600	526	—	5,505	2
Variation margin on futures contracts	—	15	—	227	86
Variation margin on swap contracts	—	72	—	1,651	—
Other	3	1	—	—	—
	808,937	498,516	344,539	3,530,777	479,488
Liabilities:
Payables for:
Purchases of investments	21,311	211,160	—	1,560,978	—
Repurchases of fund’s shares	2,723	387	157	2,636	1,082
Investment advisory services	319	56	90	571	38
Insurance administrative fees	30	23	21	155	277
Services provided by related parties	159	26	70	367	92
Trustees’ deferred compensation	41	3	15	52	2
Variation margin on futures contracts	—	33	—	1,390	2,203
Variation margin on swap contracts	102	3	—	249	—
Other	1	—	—*	1	—
	24,686	211,691	353	1,566,399	3,694
Net assets at June 30, 2020	$784,251	$286,825	$344,186	$1,964,378	$475,794
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,067,386	$269,291	$343,495	$1,711,687	$400,000
Total distributable earnings (accumulated loss)	(283,135)	17,534	691	252,691	75,794
Net assets at June 30, 2020	$784,251	$286,825	$344,186	$1,964,378	$475,794
Investment securities, at cost:
Unaffiliated issuers	$857,624	$406,890	$343,921	$2,607,218	$ 20,768
Affiliated issuers	—	—	—	—	381,107
Cash denominated in currencies other than U.S. dollars, at cost	—*	—	—	—	—

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

108American Funds Insurance Series

			unaudited
		(dollars in thousands)
	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$8,535	$ 14,295	$96,856	$88,533
140,575	318,626	2,092,889	2,499,342
—	—	—	—
6,156	11,264	39,871	48,572
—	—	—	—
—	—	—	—
115	2,343	—	9,272
—*	360	143	283
1	1	8	9
159	16	417	213
—	—	—	—
—	—	—	—
155,541	346,905	2,230,184	2,646,224
—	326	107	—
127	571	30	2,393
13	29	183	217
92	207	1,329	1,612
31	69	57	535
1	2	6	25
286	1,870	5,532	6,851
—	—	—	—
—	—	—	—
550	3,074	7,244	11,633
$154,991	$343,831	$2,222,940	$2,634,591
$167,076	$371,801	$2,034,478	$2,507,349
(12,085)	(27,970)	188,462	127,242
$154,991	$343,831	$2,222,940	$2,634,591
$8,535	$ 14,295	$91,191	$88,533
139,859	298,262	2,001,170	2,371,532
—	—	—	—

American Funds Insurance Series	109

Statements of assets and liabilities at June 30, 2020

			Global
		Global	Small			New
		Growth	Capitalization	Growth	International	World
		Fund	Fund	Fund	Fund	Fund

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$2,577,265	$1,953,722	$11,854,034	$4,728,600	$1,892,168
	Shares outstanding	78,302	80,407	133,807	255,867	77,279
	Net asset value per share	$32.91	$24.30	$88.59	$18.48	$24.48
Class 1A:	Net assets	$7,122	$678	$25,600	$7,547	$6,554
	Shares outstanding	217	28	290	410	269
	Net asset value per share	$32.79	$24.22	$88.16	$18.41	$24.37
Class 2:	Net assets	$3,771,308	$2,197,405	$16,504,586	$3,834,301	$901,859
	Shares outstanding	115,891	93,404	188,011	208,477	37,228
	Net asset value per share	$32.54	$23.53	$87.79	$18.39	$24.23
Class 3:	Net assets			$224,772	$21,011
	Shares outstanding	Not applicable	Not applicable	2,519	1,134	Not applicable
	Net asset value per share			$89.23	$18.52
Class 4:	Net assets	$401,741	$201,126	$1,711,345	$341,508	$643,874
	Shares outstanding	12,429	8,510	19,805	18,806	26,726
	Net asset value per share	$32.32	$23.63	$86.41	$18.16	$24.09
			American
			Funds		U.S.
		High-	Mortgage		Government/	Managed
		Income	Fund		AAA-Rated	Risk
		Bond	(formerly	Ultra-Short	Securities	Growth
		Fund	Mortgage Fund)	Bond Fund	Fund	Fund

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$114,962	$191,924	$42,342	$375,307
	Shares outstanding	12,425	17,278	3,741	28,687	Not applicable
	Net asset value per share	$9.25	$11.11	$11.32	$13.08
Class 1A:	Net assets	$879	$600	$10	$3,167
	Shares outstanding	95	54	1	243	Not applicable
	Net asset value per share	$9.23	$11.08	$11.32	$13.04
Class 2:	Net assets	$609,375	$56,036	$264,574	$1,327,819
	Shares outstanding	67,113	5,058	24,017	102,663	Not applicable
	Net asset value per share	$9.08	$11.08	$11.02	$12.93
Class 3:	Net assets	$8,885		$3,704	$10,561
	Shares outstanding	956	Not applicable	333	806	Not applicable
	Net asset value per share	$9.29		$11.14	$13.10
Class 4:	Net assets	$50,150	$38,265	$33,556	$247,524
	Shares outstanding	5,067	3,492	3,016	19,159	Not applicable
	Net asset value per share	$9.90	$10.96	$11.12	$12.92
Class P1:	Net assets					$8,933
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	632
	Net asset value per share					$14.14
Class P2:	Net assets					$466,861
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	33,228
	Net asset value per share					$14.05

*Amount less than one thousand.

See notes to financial statements.

110American Funds Insurance Series

unaudited (dollars and shares in thousands, except per-share amounts)

								Capital
Blue Chip	Global		International					World Bond
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Fund
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	(formerly Global
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Bond Fund)

$5,012,447	$595,521	$20,113,557	$1,018,911	$531,064	$17,060,999	$127,192	$6,193,266	$1,063,326
409,370	43,360	424,334	66,159	53,711	726,468	9,725	527,359	87,569
$12.24	$13.73	$47.40	$15.40	$9.89	$23.48	$13.08	$11.74	$12.14
$12,167	$1,947	$11,148	$2,228	$5,218	$11,158	$2,179	$7,741	$589
998	142	236	145	528	477	167	662	49
$12.18	$13.69	$47.20	$15.36	$9.88	$23.41	$13.04	$11.69	$12.11
$2,750,308	$1,184,793	$12,503,946	$190,263	$5,976	$4,808,231	$192,194	$3,588,958	$968,059
227,855	86,504	267,435	12,402	605	207,145	14,739	309,891	80,404
$12.07	$13.70	$46.76	$15.34	$9.88	$23.21	$13.04	$11.58	$12.04
		$142,104			$30,325
Not applicable	Not applicable	2,994	Not applicable	Not applicable	1,290	Not applicable	Not applicable	Not applicable
		$47.47			$23.50
$640,747	$132,808	$1,183,584	$89,582	$419,043	$4,488,134	$91,723	$580,338	$48,827
53,430	9,866	25,635	5,881	42,463	194,512	7,109	50,272	4,097
$11.99	$13.46	$46.17	$15.23	$9.87	$23.07	$12.90	$11.54	$11.92
	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

$1,287	$1,200	$1,938,294	$3,884
137	115	150,354	309
$9.41	$10.44	$12.89	$12.56
$153,704	$342,631	$284,646	$2,630,707
16,426	33,045	22,208	215,304
$9.36	$10.37	$12.82	$12.22
American Funds Insurance Series	111

Statements of operations for the six months ended June 30, 2020

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes*):
Dividends	$ 40,163	$ 16,488	$123,178	$70,461	$ 21,534
Interest	6	3	1,279	2,634	3,317
Securities lending income	46	1,880	—	95	40
	40,215	18,371	124,457	73,190	24,891
Fees and expenses*:
Investment advisory services	16,284	14,314	44,278	21,651	11,609
Distribution services	4,928	2,830	21,161	5,104	1,819
Insurance administrative services	469	233	1,915	423	746
Transfer agent services	—†	—†	2	1	—†
Administrative services	948	616	4,150	1,312	496
Reports to shareholders	86	55	356	120	54
Registration statement and prospectus	34	69	187	77	24
Trustees’ compensation	10	7	44	14	5
Auditing and legal	14	29	16	28	56
Custodian	356	295	242	834	410
Other	3	40	13	5	32
Total fees and expenses before waivers/reimbursements	23,132	18,488	72,364	29,569	15,251
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	984
Total fees and expenses after waivers	23,132	18,488	72,364	29,569	14,267
Net investment income (loss)	17,083	(117)	52,093	43,621	10,624
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	42,774	(126,951)	946,951	(232,455)	15,408
Affiliated issuers	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	182	(23)
Swap contracts	—	—	—	—	—
Currency transactions	(885)	(560)	(847)	(1,833)	(1,402)
	41,889	(127,511)	946,104	(234,106)	13,983
Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	198,615	1,895	2,294,869	(896,169)	(185,316)
Affiliated issuers	—	620	—	—	—
Futures contracts	—	—	—	—	73
Forward currency contracts	—	—	—	131	6
Swap contracts	—	—	—	—	—
Currency translations	44	(242)	(45)	214	(150)
	198,659	2,273	2,294,824	(895,824)	(185,387)
Net realized gain (loss) and unrealized appreciation
(depreciation)	240,548	(125,238)	3,240,928	(1,129,930)	(171,404)
Net increase (decrease) in net assets resulting from operations	$257,631	$(125,355)	$3,293,021	$(1,086,309)	$(160,780)

See end of statements of operations for footnotes.

See notes to financial statements.

112American Funds Insurance Series

								unaudited
							(dollars in thousands)
								Capital
Blue Chip	Global		International					World Bond
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Fund
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	(formerly Global
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Bond Fund)

$ 102,649	$ 19,233	$ 310,513	$ 17,964	$ 13,592	$ 169,401	$ 3,127	$ 4,210	$ 376
2	1,466	1,160	461	2,363	111,253	1,343	129,403	26,598
—	—	—	—	26	492	—	—	—

102,651	20,699	311,673	18,425	15,981	281,146	4,470	133,613	26,974

16,131	5,622	42,043	3,906	2,264	34,143	1,343	18,900	5,455
4,140	1,623	16,805	351	528	11,343	350	5,091	1,265
750	162	1,425	112	528	5,389	114	680	63
—†	—†	2	—†	—†	2	—†	1	—†
1,237	281	4,915	190	141	3,856	61	1,563	306
94	23	437	9	5	288	3	140	22
102	16	190	5	31	291	3	65	17
14	3	53	2	2	39	1	14	2
5	21	22	9	1	14	4	6	4
48	117	285	192	48	123	36	70	174
4	1	17	1	—†	13	1	5	7
22,525	7,869	66,194	4,777	3,548	55,501	1,916	26,535	7,315
—	—	—	—	406	—	—	—	340

22,525	7,869	66,194	4,777	3,142	55,501	1,916	26,535	6,975

80,126	12,830	245,479	13,648	12,839	225,645	2,554	107,078	19,999

(50,918)	13,838	(270,288)	(61,926)	(58,786)	493,330	1,258	263,827	11,840
—	—	—	—	—	13,498	—	—	—
—	—	—	—	3,729	36,972	449	85,319	(1,040)
—	25	—	18	24	—	398	(6,097)	8,589
—	—	—	—	2,323	(10,838)	(24)	6,561	(3,720)
—†	(630)	663	624	11	(137)	(203)	(88)	(992)
(50,918)	13,233	(269,625)	(61,284)	(52,699)	532,825	1,878	349,522	14,677

(769,382)	(252,148)	(1,252,158)	(165,604)	(25,949)	(1,159,291)	(18,130)	214,368	1,713
—	—	—	—	—	(79,610)	—	—	—
—	—	—	—	424	3,710	17	5,309	929
—	110	—	12	(4)	—	42	2,917	973
—	—	—	—	(550)	3,812	(96)	(24,633)	380
(11)	(210)	(470)	(28)	(6)	(20)	(11)	6	(110)

(769,393)	(252,248)	(1,252,628)	(165,620)	(26,085)	(1,231,399)	(18,178)	197,967	3,885

(820,311)	(239,015)	(1,522,253)	(226,904)	(78,784)	(698,574)	(16,300)	547,489	18,562

$(740,185)	$(226,185)	$(1,276,774)	$(213,256)	$(65,945)	$ (472,929)	$(13,746)	$654,567	$38,561

American Funds Insurance Series	113

Statements of operations for the six months ended June 30, 2020

		American
		Funds		U.S.
	High-	Mortgage		Government/	Managed
	Income	Fund		AAA-Rated	Risk
	Bond	(formerly	Ultra-Short	Securities	Growth
	Fund	Mortgage Fund)	Bond Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes*):
Dividends	$288	$—	$—	$—	$ 1,322
Interest	37,081	2,376	1,652	22,392	53
	37,369	2,376	1,652	22,392	1,375
Fees and expenses*:
Investment advisory services	2,499	607	509	4,542	331
Distribution services	839	112	351	1,952	543
Insurance administrative services	65	42	37	251	552
Transfer agent services	—†	—†	—†	—†	—†
Administrative services	156	43	48	397	—
Accounting and administrative services	—	—	—	—	40
Reports to shareholders	15	2	3	68	4
Registration statement and prospectus	5	1	1	12	7
Trustees’ compensation	1	—†	1	2	1
Auditing and legal	2	1	4	2	1
Custodian	9	13	—†	19	7
Other	11	—†	—†	1	1
Total fees and expenses before waivers/reimbursements	3,602	821	954	7,246	1,487
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	85	—	—	110
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	—	85	—	—	110
Total fees and expenses after waivers	3,602	736	954	7,246	1,377
Net investment income (loss)	33,767	1,640	698	15,146	(2)
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	(52,614)	9,528	—	125,165	—
Affiliated issuers	—	—	—	—	22,576
Futures contracts	(144)	8,464	—	87,073	(7,772)
Swap contracts	4,677	(2,463)	—	15,421	—
Currency transactions	1	—	—	—	(15)
Capital gain distributions received from affiliated issuers	—	—	—	—	9,678
	(48,080)	15,529	—	227,659	24,467
Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	(67,914)	1,496	3	29,510	—
Affiliated issuers	—	—	—	—	13,576
Futures contracts	(159)	780	—	8,167	(687)
Swap contracts	1,897	(3,135)	—	(31,391)	—
	(66,176)	(859)	3	6,286	12,889
Net realized gain (loss) and unrealized appreciation
(depreciation)	(114,256)	14,670	3	233,945	37,356
Net increase (decrease) in net assets resulting from operations	$(80,489)	$16,310	$701	$249,091	$37,354

*Additional information related to non-U.S. taxes, class-specific fees and expenses and affiliated income is included in the notes to financial statements.

†Amount less than one thousand. See notes to financial statements.

114American Funds Insurance Series

			unaudited
		(dollars in thousands)
	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$ 367	$ 1,501	$ 9,310	$ 11,742
25	43	280	412

392	1,544	9,590	12,154

115	255	1,640	1,995
190	424	344	3,321
191	426	2,732	3,325
—†	—†	—†	—†
—	—	—	—
36	39	66	65
2	3	11	32
—†	2	13	9
—†	—†	3	4
1	1	2	2
7	7	7	7
1	1	2	2

543	1,158	4,820	8,762
38	85	546	665
2	—	—	—

40	85	546	665

503	1,073	4,274	8,097

(111)	471	5,316	4,057

—	—	(9,526)	—
730	(39,940)	(2,964)	31,110
(7,162)	(10,119)	42,265	(36,051)
—	—	—	—
39	(9)	(128)	(116)
159	4,329	49,797	11,667

(6,234)	(45,739)	79,444	6,610

—	—	15,786	—
(14,093)	15,903	(90,747)	(115,825)
176	(719)	772	(3,526)
—	—	—	—

(13,917)	15,184	(74,189)	(119,351)

(20,151)	(30,555)	5,255	(112,741)

$(20,262)	$(30,084)	$ 10,571	$(108,684)

American Funds Insurance Series	115

Statements of changes in net assets

			Global Small
	Global Growth Fund		Capitalization Fund		Growth Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2020*	2019	2020*	2019	2020*	2019
Operations:

Net investment income (loss)	$17,083	$56,332	$(117)	$ 13,730	$52,093	$241,310
Net realized gain (loss)	41,889	193,918	(127,511)	251,270	946,104	745,536
Net unrealized appreciation (depreciation)	198,659	1,619,747	2,273	882,559	2,294,824	6,038,232
Net increase (decrease) in net assets resulting from
operations	257,631	1,869,997	(125,355)	1,147,559	3,293,021	7,025,078
Distributions paid to shareholders	(207,222)	(417,934)	(284,490)	(284,752)	(815,133)	(2,978,202)
Net capital share transactions	(93,420)	(153,769)	142,503	102,952	(627,210)	974,922
Total (decrease) increase in net assets	(43,011)	1,298,294	(267,342)	965,759	1,850,678	5,021,798
Net assets:
Beginning of period	6,800,447	5,502,153	4,620,273	3,654,514	28,469,659	23,447,861
End of period	$6,757,436	$6,800,447	$4,352,931	$4,620,273	$30,320,337	$28,469,659

	International Growth
	and Income Fund		Capital Income Builder		Asset Allocation Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2020*	2019	2020*	2019	2020*	2019
Operations:

Net investment income (loss)	$13,648	$37,530	$ 12,839	$ 24,376	$225,645	$527,540
Net realized gain (loss)	(61,284)	(37,024)	(52,699)	(6,878)	532,825	20,909
Net unrealized appreciation (depreciation)	(165,620)	293,939	(26,085)	117,343	(1,231,399)	4,312,978
Net increase (decrease) in net assets resulting from
operations	(213,256)	294,445	(65,945)	134,841	(472,929)	4,861,427
Distributions paid to shareholders	(3,243)	(53,548)	(14,279)	(24,614)	(242,551)	(1,801,337)
Net capital share transactions	17,397	(78,069)	42,809	213,209	(305,328)	1,434,114
Total (decrease) increase in net assets	(199,102)	162,828	(37,415)	323,436	(1,020,808)	4,494,204
Net assets:
Beginning of period	1,500,086	1,337,258	998,716	675,280	27,419,655	22,925,451
End of period	$1,300,984	$1,500,086	$961,301	$998,716	$26,398,847	$27,419,655

See end of statements of changes in net assets for footnote.

See notes to financial statements.

116American Funds Insurance Series

								(dollars in thousands)
				Blue Chip Income		Global Growth
International Fund		New World Fund		and Growth Fund		and Income Fund		Growth-Income Fund

Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2020*	2019	2020*	2019	2020*	2019	2020*	2019	2020*	2019

$43,621	$136,307	$10,624	$34,732	$80,126	$189,701	$12,830	$38,039	$245,479	$648,555
(234,106)	(127,992)	13,983	32,951	(50,918)	85,829	13,233	51,837	(269,625)	902,476
(895,824)	1,988,427	(185,387)	791,400	(769,393)	1,423,960	(252,248)	449,868	(1,252,628)	6,175,985
(1,086,309)	1,996,742	(160,780)	859,083	(740,185)	1,699,490	(226,185)	539,744	(1,276,774)	7,727,016
(19,263)	(394,620)	(41,502)	(164,192)	(141,493)	(878,225)	(58,009)	(140,198)	(1,058,736)	(3,957,175)
(36,892)	(536,801)	(113,674)	54,641	14,986	429,824	60,780	(76,937)	263,583	2,392,290
(1,142,464)	1,065,321	(315,956)	749,532	(866,692)	1,251,089	(223,414)	322,609	(2,071,927)	6,162,131
10,075,431	9,010,110	3,760,411	3,010,879	9,282,361	8,031,272	2,138,483	1,815,874	36,026,266	29,864,135
$8,932,967	$10,075,431	$3,444,455	$3,760,411	$8,415,669	$9,282,361	$1,915,069	$2,138,483	$33,954,339	$36,026,266

								American Funds
				Capital World Bond Fund				Mortgage Fund
Global Balanced Fund		Bond Fund		(formerly Global Bond Fund)		High-Income Bond Fund		(formerly Mortgage Fund)

Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2020*	2019	2020*	2019	2020*	2019	2020*	2019	2020*	2019

$2,554	$6,777	$107,078	$272,023	$19,999	$52,158	$33,767	$82,861	$1,640	$6,346
1,878	9,826	349,522	243,332	14,677	21,665	(48,080)	(19,893)	15,529	9,940
(18,178)	58,663	197,967	411,625	3,885	87,557	(66,176)	86,931	(859)	(1,209)
(13,746)	75,266	654,567	926,980	38,561	161,380	(80,489)	149,899	16,310	15,077
(1,456)	(16,934)	(144,034)	(280,200)	(39,902)	(35,756)	(12,904)	(79,066)	(1,602)	(7,525)
(8,460)	12,429	(691,390)	49,693	(46,502)	(84,997)	(388,649)	(8,439)	(22,393)	(4,217)
(23,662)	70,761	(180,857)	696,473	(47,843)	40,627	(482,042)	62,394	(7,685)	3,335
436,950	366,189	10,551,160	9,854,687	2,128,644	2,088,017	1,266,293	1,203,899	294,510	291,175
$413,288	$436,950	$10,370,303	$10,551,160	$2,080,801	$2,128,644	$784,251	$1,266,293	$286,825	$294,510

American Funds Insurance Series	117

Statements of changes in net assets

			U.S. Government/		Managed Risk
	Ultra-Short Bond Fund		AAA-Rated Securities Fund		Growth Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2020*	2019	2020*	2019	2020*	2019
Operations:

Net investment income (loss)	$698	$4,833	$15,146	$55,852	$(2)	$2,886
Net realized gain (loss)	—	(1)	227,659	122,154	24,467	30,629
Net unrealized appreciation (depreciation)	3	15	6,286	(22,336)	12,889	43,736
Net increase (decrease) in net assets resulting from
operations	701	4,847	249,091	155,670	37,354	77,251
Distributions paid to shareholders	(737)	(5,093)	(49,531)	(60,961)	(25,274)	(30,222)
Net capital share transactions	59,592	(21,528)	(1,131,516)	(67,678)	24,064	49,348
Total (decrease) increase in net assets	59,556	(21,774)	(931,956)	27,031	36,144	96,377
Net assets:
Beginning of period	284,630	306,404	2,896,334	2,869,303	439,650	343,273
End of period	$344,186	$284,630	$1,964,378	$2,896,334	$475,794	$439,650

*Unaudited.

See notes to financial statements.

118American Funds Insurance Series

						(dollars in thousands)
Managed Risk		Managed Risk Blue Chip		Managed Risk		Managed Risk
International Fund		Income and Growth Fund		Growth-Income Fund		Asset Allocation Fund

Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2020*	2019	2020*	2019	2020*	2019	2020*	2019

$(111)	$1,940	$471	$5,680	$5,316	$35,433	$4,057	$40,653
(6,234)	2,677	(45,739)	16,823	79,444	149,567	6,610	131,826
(13,917)	21,114	15,184	23,125	(74,189)	180,419	(119,351)	271,610
(20,262)	25,731	(30,084)	45,628	10,571	365,419	(108,684)	444,089
(3,247)	(7,796)	(16,570)	(23,415)	(151,686)	(32,440)	(146,678)	(177,811)
12,731	(3,125)	25,050	6,553	94,331	44,643	57,449	23,729
(10,778)	14,810	(21,604)	28,766	(46,784)	377,622	(197,913)	290,007
165,769	150,959	365,435	336,669	2,269,724	1,892,102	2,832,504	2,542,497
$154,991	$165,769	$343,831	$365,435	$2,222,940	$2,269,724	$2,634,591	$2,832,504

American Funds Insurance Series	119

Notes to financial statements

unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 34 different funds ("the funds"), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund (formerly Global Bond Fund) — To provide, over the long term, a high level of total return consistent with prudent investment management.

120American Funds Insurance Series

High-Income Bond Fund — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Mortgage Fund (formerly Mortgage Fund) — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — To provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

American Funds Insurance Series	121

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

122American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2020 (dollars in thousands):

American Funds Insurance Series	123

Global Growth Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$1,284,484	$798,997	$—	$2,083,481
Consumer discretionary	644,467	737,616	—	1,382,083
Health care	594,181	263,129	—	857,310
Financials	288,296	324,252	—	612,548
Communication services	363,088	202,838	—	565,926
Consumer staples	226,669	245,324	—	471,993
Industrials	35,710	227,160	—	262,870
Materials	100,652	30,744	—	131,396
Energy	—	87,257	—	87,257
Other	—	31,299	—	31,299
Preferred securities	—	156,272	—	156,272
Short-term securities	158,488	—	—	158,488

Total	$3,696,035	$3,104,888	$—	$6,800,923

Global Small Capitalization Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$597,103	$441,881	$—	$1,038,984
Health care	798,293	237,421	3	1,035,717
Consumer discretionary	361,327	266,306	—	627,633
Industrials	167,492	446,741	—	614,233
Financials	176,658	78,390	—	255,048
Communication services	71,494	79,754	—	151,248
Real estate	66,801	58,799	—	125,600
Consumer staples	57,052	62,582	—	119,634
Materials	30,216	46,570	—	76,786
Utilities	9,940	47,877	—	57,817
Energy	24,332	5,728	10,485	40,545
Preferred securities	7,081	—	53,437	60,518
Convertible stocks	—	—	6,715	6,715
Short-term securities	224,205	—	—	224,205

Total	$2,591,994	$1,772,049	$70,640	$4,434,683

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2020 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2020	Level 3*	Purchases	Sales	loss†	depreciation†	Level 3*	6/30/2020
Investment securities	$44,058	$913	$35,620	$(17)	$(4,876)	$(5,058)	$—	$70,640
Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2020								$ (5,058)

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

†Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

124American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

						Impact to
						valuation from
	Value at	Valuation	Unobservable	Range	Weighted	an increase in
	6/30/2020	techniques	inputs	(if appropriate)	average	input*

		Liquidation value	N/A	N/A	N/A	N/A

			Price/cash flow multiple	7.8x	7.8x	Increase

Common stocks	$10,488	Market comparables	DLOM	24%	24%	Decrease

			$ per one billion Btu	$2.25	$2.25	Increase

			MMTPA	10 MMTPA	10 MMTPA	Increase

Preferred securities	53,437	Transaction price	N/A	N/A	N/A	N/A

		Inputs to market	Weight ascribed to transaction	50%	N/A	N/A
			price
		comparables and

			Weight ascribed to market
		transaction price		50%	N/A	N/A
			comparables
Convertible stocks	6,715

			Market comparables discount	20%	20%	Decrease

		Market comparables	Enterprise value/sales multiple	11.6x	11.6x	Increase

			Transaction point multiple	2%	2%	Decrease

			discount

	$70,640

*This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Btu = British thermal unit

DLOM = Discount for lack of marketability

MMTPA = Million metric tonnes per annum

Growth Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$6,511,810	$822,391	$—	$7,334,201
Communication services	5,872,265	24,348	—	5,896,613
Consumer discretionary	5,200,060	193,384	—	5,393,444
Health care	4,687,932	29,881	46,931	4,764,744
Financials	1,416,856	121,218	—	1,538,074
Industrials	1,193,617	327,064	—	1,520,681
Materials	833,367	58,183	—	891,550
Consumer staples	459,700	229,331	—	689,031
Real estate	432,288	—	—	432,288
Energy	359,863	—	—	359,863
Utilities	119,172	—	—	119,172
Preferred securities	—	25,573	—	25,573
Rights & warrants	607	—	—	607
Convertible bonds & notes	—	—	39,060	39,060
Short-term securities	1,205,195	—	—	1,205,195

Total	$28,292,732	$1,831,373	$85,991	$30,210,096

American Funds Insurance Series	125
International Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$307,245	$1,131,651	$—	$1,438,896
Financials	67,130	1,366,075	—	1,433,205
Health care	161,190	1,261,842	6	1,423,038
Industrials	30,210	913,816	—	944,026
Communication services	54,694	503,497	—	558,191
Consumer staples	15,660	472,775	—	488,435
Energy	67,608	307,448	—	375,056
Information technology	56,751	316,995	—	373,746
Utilities	—	344,595	—	344,595
Materials	147,539	191,287	—	338,826
Real estate	—	147,365	—	147,365
Preferred securities	34,408	55,587	—	89,995
Rights & warrants	—	24,374	—	24,374
Convertible bonds & notes	—	2,624	—	2,624
Bonds, notes & other debt instruments	—	41,200	—	41,200
Short-term securities	886,255	—	—	886,255

Total	$1,828,690	$7,081,131	$6	$8,909,827

New World Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 419,393	$ 204,252	$—	$ 623,645
Consumer discretionary	118,253	354,352	—	472,605
Health care	194,913	239,219	1	434,133
Financials	88,601	309,970	—	398,571
Communication services	225,302	116,104	—	341,406
Consumer staples	34,107	181,765	—	215,872
Materials	76,585	115,978	—	192,563
Industrials	45,539	140,144	—	185,683
Energy	42,194	90,442	—	132,636
Utilities	10,719	56,172	—	66,891
Real estate	15,884	45,772	—	61,656
Preferred securities	20,703	14,844	—	35,547
Rights & warrants	—	7,781	—	7,781
Convertible bonds & notes	—	133	—	133
Bonds, notes & other debt instruments	—	116,248	—	116,248
Short-term securities	161,254	—	—	161,254

Total	$1,453,447	$1,993,176	$1	$3,446,624

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$73	$ —	$—	$73
Unrealized appreciation on open forward currency contracts	—	10	—	10
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(4)	—	(4)

Total	$73	$ 6	$—	$79

*Futures contracts and forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund

At June 30, 2020, all of the fund’s investment securities were classified as Level 1.

126American Funds Insurance Series

Global Growth and Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 207,857	$131,533	$—	$ 339,390
Financials	113,922	158,377	—	272,299
Health care	163,530	72,117	—	235,647
Consumer discretionary	78,955	95,199	—	174,154
Industrials	85,232	83,835	—	169,067
Communication services	112,102	25,435	—	137,537
Utilities	23,936	112,019	—	135,955
Energy	33,030	67,663	—	100,693
Consumer staples	14,691	62,699	—	77,390
Materials	28,030	36,266	—	64,296
Real estate	41,065	14,801	—	55,866
Bonds, notes & other debt instruments	—	34,634	—	34,634
Short-term securities	123,235	—	—	123,235

Total	$1,025,585	$894,578	$—	$1,920,163

		Other investments*

	Level 1	Level 2	Level 3	Total

Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(27)	$—	$(27)

*Forward currency contracts are not included in the investment portfolio.

Growth-Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$5,780,358	$275,384	$—	$6,055,742
Health care	4,920,099	775,119	—	5,695,218
Communication services	4,790,029	146,412	—	4,936,441
Industrials	2,836,211	268,279	—	3,104,490
Financials	2,735,821	213,373	—	2,949,194
Consumer discretionary	2,181,687	18,743	—	2,200,430
Consumer staples	1,240,176	792,194	—	2,032,370
Materials	1,325,013	76,868	—	1,401,881
Energy	1,248,892	19,986	—	1,268,878
Utilities	818,534	157,999	—	976,533
Real estate	924,011	—	—	924,011
Convertible stocks	311,982	—	—	311,982
Bonds, notes & other debt instruments	—	39,975	—	39,975
Short-term securities	2,085,046	—	—	2,085,046

Total	$31,197,859	$2,784,332	$—	$33,982,191

American Funds Insurance Series	127

International Growth and Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$17,539	$219,971	$—	$237,510
Industrials	9,022	182,116	—	191,138
Health care	8,162	155,170	4	163,336
Consumer discretionary	—	144,942	—	144,942
Utilities	—	119,116	—	119,116
Communication services	23,509	62,963	—	86,472
Information technology	—	52,437	—	52,437
Consumer staples	—	50,640	—	50,640
Materials	4,374	45,498	—	49,872
Real estate	—	36,374	—	36,374
Energy	10,704	11,500	—	22,204
Preferred securities	6,478	—	—	6,478
Rights & warrants	—	8,024	—	8,024
Bonds, notes & other debt instruments	—	8,561	—	8,561
Short-term securities	121,340	—	—	121,340

Total	$201,128	$1,097,312	$4	$1,298,444

Capital Income Builder

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Health care	$72,348	$38,351	$—	$110,699
Consumer staples	47,839	46,955	—	94,794
Utilities	33,782	52,906	—	86,688
Financials	44,159	42,373	—	86,532
Information technology	65,463	12,240	—	77,703
Real estate	40,897	18,227	—	59,124
Energy	35,849	6,411	—	42,260
Communication services	22,882	18,034	—	40,916
Industrials	19,481	16,466	—	35,947
Materials	13,100	14,892	—	27,992
Consumer discretionary	4,561	5,725	—	10,286
Preferred securities	—	808	—	808
Rights & warrants	—	—	—	—
Convertible stocks	13,095	—	—	13,095
Convertible bonds & notes	—	544	—	544
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	86,162	—	86,162
Mortgage-backed obligations	—	69,412	—	69,412
Corporate bonds & notes	—	67,077	—	67,077
Other bonds & notes	—	11,366	—	11,366
Short-term securities	53,466	—	—	53,466

Total	$466,922	$507,949	$—	$974,871

128American Funds Insurance Series

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$163	$—	$—	$163
Unrealized appreciation on interest rate swaps	—	81	—	81
Unrealized appreciation on credit default swaps	—	227	—	227
Liabilities:
Unrealized depreciation on futures contracts	(70)	—	—	(70)
Unrealized depreciation on open forward currency contracts	—	(4)	—	(4)
Unrealized depreciation on interest rate swaps	—	(29)	—	(29)

Total	$93	$275	$—	$368

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Asset Allocation Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 3,808,430	$ 25,661	$—	$ 3,834,091
Health care	2,916,023	105,456	8,839	3,030,318
Financials	2,277,466	160,163	—	2,437,629
Consumer discretionary	1,308,114	80,984	—	1,389,098
Consumer staples	857,812	416,065	—	1,273,877
Industrials	1,062,976	34,868	—	1,097,844
Communication services	981,722	—	—	981,722
Materials	685,380	70,337	—	755,717
Utilities	182,767	206,764	—	389,531
Energy	317,713	18,712	706	337,131
Real estate	211,176	—	—	211,176
Rights & warrants	—	—	133	133
Convertible stocks	127,927	38,630	566	167,123
Convertible bonds & notes	—	71	—	71
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	3,505,729	6,821	3,512,550
U.S. Treasury bonds & notes	—	2,725,104	—	2,725,104
Mortgage-backed obligations	—	2,256,578	—	2,256,578
Federal agency bonds & notes	—	14,005	—	14,005
Other	—	217,692	—	217,692
Short-term securities	3,038,491	—	—	3,038,491

Total	$17,775,997	$9,876,819	$17,065	$27,669,881

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$1,474	$—	$—	$1,474
Unrealized appreciation on credit default swaps	—	—†	—	—†
Liabilities:
Unrealized depreciation on futures contracts	(726)	—	—	(726)

Total	$ 748	$—	$—	$ 748

*Futures contracts and credit default swaps are not included in the investment portfolio.

†Amount less than one thousand.

American Funds Insurance Series	129

Global Balanced Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 27,242	$ 28,347	$—	$ 55,589
Health care	23,356	22,655	—	46,011
Consumer staples	20,814	13,510	—	34,324
Financials	17,960	12,413	—	30,373
Industrials	9,838	14,221	—	24,059
Consumer discretionary	9,934	8,236	—	18,170
Real estate	11,269	718	—	11,987
Materials	1,406	9,235	—	10,641
Communication services	5,782	3,491	—	9,273
Other	2,159	759	—	2,918
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	58,689	—	58,689
Bonds & notes of governments & government agencies
outside the U.S.	—	58,450	—	58,450
Corporate bonds & notes	—	25,043	—	25,043
Mortgage-backed obligations	—	6,785	—	6,785
Other bonds & notes	—	287	—	287
Short-term securities	23,412	—	—	23,412

Total	$153,172	$262,839	$—	$416,011

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 6	$ —	$—	$ 6
Unrealized appreciation on open forward currency contracts	—	108	—	108
Unrealized appreciation on interest rate swaps	—	41	—	41
Liabilities:
Unrealized depreciation on futures contracts	(5)	—	—	(5)
Unrealized depreciation on open forward currency contracts	—	(165)	—	(165)
Unrealized depreciation on interest rate swaps	—	(139)	—	(139)

Total	$ 1	$(155)	$—	$(154)

*Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Bond Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$3,966,400	$—	$3,966,400
Mortgage-backed obligations	—	2,955,043	—	2,955,043
U.S. Treasury bonds & notes	—	2,381,814	—	2,381,814
Bonds & notes of governments & government agencies
outside the U.S.	—	344,488	—	344,488
Asset-backed obligations	—	234,532	—	234,532
Municipals	—	233,190	—	233,190
Federal agency bonds & notes	—	12,984	—	12,984
Common stocks	—	—	55	55
Rights & warrants	—	—*	—*	—*
Short-term securities	1,560,968	—	—	1,560,968

Total	$1,560,968	$10,128,451	$55	$11,689,474

130American Funds Insurance Series

		Other investments†
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 8,061	$—	$—	$8,061
Unrealized appreciation on open forward currency contracts	—	2,979	—	2,979
Unrealized appreciation on interest rate swaps	—	1,663	—	1,663
Liabilities:
Unrealized depreciation on futures contracts	(6,831)	—	—	(6,831)
Unrealized depreciation on open forward currency contracts	—	(1,252)	—	(1,252)
Unrealized depreciation on interest rate swaps	—	(32,402)	—	(32,402)

Total	$ 1,230	$(29,012)	$—	$(27,782)

*Amount less than one thousand.
†Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Capital World Bond Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Euros	$—	$ 385,464	$ —	$ 385,464
Japanese yen	—	194,992	—	194,992
Chinese yuan renminbi	—	97,306	—	97,306
British pounds	—	63,277	—	63,277
Canadian dollars	—	39,508	—	39,508
Danish kroner	—	39,235	—	39,235
Mexican pesos	—	31,632	—	31,632
Malaysian ringgits	—	30,925	—	30,925
Israeli shekels	—	24,079	—	24,079
Russian rubles	—	23,744	—	23,744
South Korean won	—	19,100	—	19,100
Brazilian reais	—	16,861	—	16,861
Romanian leu	—	1,217	—	1,217
U.S. dollars	—	983,983	43	984,026
Other	—	55,091	—	55,091
Convertible bonds & notes	—	6	—	6
Convertible stocks	—	—	96	96
Common stocks	105	—	114	219
Rights & warrants	—	—	14	14
Short-term securities	130,577	—	—	130,577

Total	$130,682	$2,006,420	$267	$2,137,369

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 560	$—	$—	$560
Unrealized appreciation on open forward currency contracts	—	742	—	742
Unrealized appreciation on interest rate swaps	—	555	—	555
Unrealized appreciation on credit default swaps	—	519	—	519
Liabilities:
Unrealized depreciation on futures contracts	(436)	—	—	(436)
Unrealized depreciation on open forward currency contracts	—	(1,979)	—	(1,979)
Unrealized depreciation on interest rate swaps	—	(502)	—	(502)

Total	$ 124	$(665)	$—	$(541)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Insurance Series	131

High-Income Bond Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$715,908	$ 7,712	$723,620
Bonds & notes of governments & government agencies
outside the U.S.	—	194	—	194
Municipals	—	5	—	5
Convertible bonds & notes	—	4,927	—	4,927
Convertible stocks	2,923	420	549	3,892
Preferred securities	—	1,789	—	1,789
Common stocks	2,872	—	11,922	14,794
Rights & warrants	—	3	144	147
Short-term securities	37,969	—	—	37,969

Total	$43,764	$723,246	$20,327	$787,337

		Other investments1
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on credit default swaps	$—	$319	$—	$319

1Credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2020 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2020	Level 32	Purchases	Sales	loss3	depreciation3	Level 32	6/30/2020
Investment securities	$19,675	$2,956	$1,962	$(567)	$(207)	$(121)	$(3,371)	$20,327
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2020								$34

2Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

3Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

132American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

Impact to
valuation from
	Value at	Valuation	Unobservable	Range	Weighted	an increase in
	6/30/2020	techniques	inputs	(if applicable)	average	input*

			$ per acre	$2.7K	$2.7K	Increase

		Market Comparables	$ per thousand Boe per day	$12.5K	$12.5K	Increase

			Enterprise value/EBITDA multiple	2.0x - 4.0x	3.0x	Increase

Bonds, notes & other			Risk discount	0.0%	0.0%	Decrease
$7,712
Recent market
debt instruments			N/A	N/A	N/A	N/A

information

		Estimated recovery	N/A	N/A	N/A	N/A
value

		Yield analysis	Yield to maturity risk premium	200 bps	200 bps	Decrease

Convertible stocks	549	Enterprise value	Enterprise value/EBITDA less	10.0x	10.0x	Increase
		multiple	CapEx multiple

		Estimated recovery	N/A	N/A	N/A	N/A
value

			Enterprise value/EBITDA multiple	7.1x -7.3x	7.2x	Increase

		Market comparables	DLOM	21%	21%	Decrease
Common stocks	11,922
			Risk discount	0.0%	0.0%	Decrease

		Enterprise value	Enterprise value/EBITDA less	10.2x	10.2x	Increase
		multiple	CapEx multiple

		Recent market	N/A	N/A	N/A	N/A
information

		Black-Scholes	Implied volatility	30%	30%	Increase

Rights & warrants	144		Underlying share price	N/A	N/A	Na

		Recent market	N/A	N/A	N/A	N/A

information

$20,327

*This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Boe = Barrels of oil equivalent

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

American Funds Insurance Series	133

American Funds Mortgage Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$263,450	$—	$263,450
U.S. Treasury bonds & notes	—	11,667	—	11,667
Asset-backed obligations	—	2,561	—	2,561
Short-term securities	—	135,170	—	135,170

Total	$—	$412,848	$—	$412,848

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$108	$—	$—	$ 108
Liabilities:
Unrealized depreciation on futures contracts	(74)	—	—	(74)
Unrealized depreciation on interest rate swaps	—	(5,967)	—	(5,967)

Total	$ 34	$(5,967)	$—	$(5,933)

*Futures contracts and interest rate swaps are not included in the investment portfolio.

Ultra-Short Bond Fund

At June 30, 2020, all of the fund’s investment securities were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$1,130,698	$—	$1,130,698
Federal agency bonds & notes	—	373,838	—	373,838
U.S. Treasury bonds & notes	—	333,750	—	333,750
Short-term securities	—	837,023	—	837,023

Total	$—	$2,675,309	$—	$2,675,309

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 2,176	$—	$—	$ 2,176
Unrealized appreciation on interest rate swaps	—	19,148	—	19,148
Liabilities:
Unrealized depreciation on futures contracts	(1,957)	—	—	(1,957)
Unrealized depreciation on interest rate swaps	—	(70,841)	—	(70,841)

Total	$ 219	$(51,693)	$—	$(51,474)

*Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

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Managed Risk Growth-Income Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of a fund may be subject to sharp declines in value. Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading

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volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result additional losses.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

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Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates

—i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

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Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk— As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

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Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

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The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral type
				Value of

	Values of			investment
	securities		U.S. government	securities
Fund	on loan	Cash	securities	purchased

Global Growth Fund	$25,635	$26,917	$—	$24,225
Global Small Capitalization Fund	69,706	67,795	6,705	61,016
International Fund	11,451	12,030	—*	10,827
New World Fund	8,556	8,979	—	8,081
Capital Income Builder	3,593	3,773	—	3,396
Asset Allocation Fund	47,984	50,338	—	45,305

*Amount less than one thousand.

Investment securities purchased from cash collateral are disclosed in the summary investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage- backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments — Asset Allocation Fund and High-Income Bond Fund have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2020, the maximum exposure from these unfunded commitments for Asset Allocation Fund and High-Income Bond Fund was $3,705,000 and $4,038,000, respectively, which would represent 0.01% and 0.51%, respectively, of the net assets of each fund should such commitments become due.

Options contracts — The Managed Risk Growth-Income Fund has entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of its managed risk strategy, the Managed Risk Growth-Income Fund will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the fund obtains the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the fund pays the current market price, or the option premium, for the option.

The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

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Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in the fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

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Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options		Forward	Interest	Credit
	contracts	Futures	currency	rate	default
	purchased	contracts	contracts	swaps	swaps

International Fund	Not applicable	Not applicable	$ 66,613*	Not applicable	Not applicable
New World Fund	Not applicable	$1,500	8,630	Not applicable	Not applicable
Global Growth and Income Fund	Not applicable	Not applicable	7,019	Not applicable	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	1,782*	Not applicable	Not applicable
Capital Income Builder	Not applicable	89,483	744	$ 180,215	$ 3,498
Asset Allocation Fund	Not applicable	1,944,475	Not applicable	354,805*	101,240
Global Balanced Fund	Not applicable	7,592	26,310	8,915	Not applicable
Bond Fund	Not applicable	4,105,464	603,989	900,759	178,200*
Capital World Bond Fund	Not applicable	267,583	746,695	179,345	123,637
High-Income Bond Fund	Not applicable	65,117*	Not applicable	Not applicable	52,956
American Funds Mortgage Fund	Not applicable	138,142	Not applicable	567,228	Not applicable
U.S. Government/AAA-Rated Securities Fund	Not applicable	2,252,820	Not applicable	8,224,363	Not applicable
Managed Risk Growth Fund	Not applicable	116,162	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	Not applicable	532,070	Not applicable	Not applicable	Not applicable
Managed Risk Blue Chip Income and Growth Fund	Not applicable	75,332	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	$25,963	564,546	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	Not applicable	557,511	Not applicable	Not applicable	Not applicable

*No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

142American Funds Insurance Series

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and the effect on the funds’ statements of operations resulting from the funds’ use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2020 (dollars in thousands):

International Fund

		Net realized gain		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Forward currency	Currency	Net realized gain on forward	$182	Net unrealized appreciation on	$131
		currency contracts		forward currency contracts

New World Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$73	Unrealized depreciation1	$—
Forward currency	Currency	Unrealized appreciation on open	10	Unrealized depreciation on open	4
		forward currency contracts		forward currency contracts

			$83		$4
		Net realized loss		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$ —	Net unrealized appreciation on	$73
		contracts		futures contracts
Forward currency	Currency	Net realized loss on forward	(23)	Net unrealized appreciation on	6
		currency contracts		forward currency contracts

			$(23)		$79
Global Growth and Income Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Forward currency	Currency	Unrealized appreciation on open	$—	Unrealized depreciation on open	$27
		forward currency contracts		forward currency contracts
		Net realized gain		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Forward currency	Currency	Net realized gain on forward	$25	Net unrealized appreciation on	$110
		currency contracts		forward currency contracts

See end of tables for footnotes.

American Funds Insurance Series	143

International Growth and Income Fund

		Net realized gain		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Forward currency	Currency	Net realized gain on forward	$18	Net unrealized appreciation on	$12
		currency contracts		forward currency contracts

Capital Income Builder

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$163	Unrealized depreciation1	$ 70
Forward currency	Currency	Unrealized appreciation on open	—	Unrealized depreciation on open	4
		forward currency contracts		forward currency contracts
Swap	Interest	Unrealized appreciation1	81	Unrealized depreciation1	29
Swap	Credit	Unrealized appreciation1	227	Unrealized depreciation1	—
			$471		$103

		Net realized gain		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$3,729	Net unrealized appreciation on	$ 424
		contracts		futures contracts
Forward currency	Currency	Net realized gain on forward
currency contracts
24	Net unrealized depreciation on	(4)
forward currency contracts
Swap	Interest	Net realized gain on swap	2,303	Net unrealized depreciation on	(777)
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	20	Net unrealized appreciation on	227
		contracts		swap contracts

			$6,076		$(130)

Asset Allocation Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$1,474	Unrealized depreciation1	$726
Swap	Credit	Unrealized appreciation1	—2	Unrealized depreciation1	—

			$1,474		$726
		Net realized gain (loss)		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$ 36,972	Net unrealized appreciation on	$3,710
		contracts		futures contracts
Swap	Interest	Net realized loss on swap	(13,562)	Net unrealized appreciation on	3,812
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	2,724	Net unrealized appreciation on	—2
		contracts		swap contracts

			$ 26,134		$7,522

144American Funds Insurance Series

Global Balanced Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$ 6	Unrealized depreciation1	$ 5
Forward currency	Currency	Unrealized appreciation on open	108	Unrealized depreciation on open	165
		forward currency contracts		forward currency contracts
Forward currency	Currency	Receivables for closed forward	47	Payables for closed forward	—
		currency contracts		currency contracts
Swap	Interest	Unrealized appreciation1	41	Unrealized depreciation1	139
			$202		$309

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$449	Net unrealized appreciation on	$ 17
		contracts		futures contracts
Forward currency	Currency	Net realized gain on forward
currency contracts
398	Net unrealized appreciation on	42
forward currency contracts
Swap	Interest	Net realized loss on swap	(24)	Net unrealized depreciation on	(96)
		contracts		swap contracts

			$823		$(37)

Bond Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$ 8,061	Unrealized depreciation1	$6,831
Forward currency	Currency	Unrealized appreciation on open	2,979	Unrealized depreciation on open	1,252
		forward currency contracts		forward currency contracts
Swap	Interest	Unrealized appreciation1	1,663	Unrealized depreciation1	32,402
			$12,703		$40,485

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$ 85,319	Net unrealized appreciation on	$5,309
		contracts		futures contracts
Forward currency	Currency	Net realized loss on forward	(6,097)	Net unrealized appreciation on	2,917
		currency contracts		forward currency contracts
Swap	Interest	Net realized loss on swap	(18,656)	Net unrealized depreciation on	(24,633)
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	25,217	Net unrealized appreciation on	—
		contracts		swap contracts

			$ 85,783		$(16,407)

See end of tables for footnotes.

American Funds Insurance Series	145

Capital World Bond Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$ 560	Unrealized depreciation1	$ 436
Forward currency	Currency	Unrealized appreciation on open	742	Unrealized depreciation on open	1,979
		forward currency contracts		forward currency contracts
Forward currency	Currency	Receivables for closed forward	5,787	Payables for closed forward	1,089
		currency contracts		currency contracts
Swap	Interest	Unrealized appreciation1	555	Unrealized depreciation1	502
Swap	Credit	Unrealized appreciation1	519	Unrealized depreciation1	—
			$8,163		$4,006

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$(1,040)	Net unrealized appreciation on	$ 929
		contracts		futures contracts
Forward currency	Currency	Net realized gain on forward	8,589	Net unrealized appreciation on	973
		currency contracts		forward currency contracts
Swap	Interest	Net realized loss on swap	(2,885)	Net unrealized appreciation on	592
		contracts		swap contracts
Swap	Credit	Net realized loss on swap	(835)	Net unrealized depreciation on	(212)
		contracts		swap contracts

			$ 3,829		$2,282
High-Income Bond Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Swap	Credit	Unrealized appreciation1	$319	Unrealized depreciation1	$—
		Net realized (loss) gain		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$ (144)	Net unrealized depreciation on	$ (159)
		contracts		futures contracts
Swap	Interest	Net realized gain on swap	1	Net unrealized appreciation on	—
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	4,676	Net unrealized appreciation on	1,897
		contracts		swap contracts

			$4,533		$1,738

146American Funds Insurance Series

American Funds Mortgage Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$108	Unrealized depreciation1	$74
Swap	Interest	Unrealized appreciation1	—	Unrealized depreciation1	5,967
			$108		$6,041

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$ 8,464	Net unrealized appreciation on	$780
		contracts		futures contracts
Swap	Interest	Net realized loss on swap	(2,463)	Net unrealized depreciation on	(3,135)
		contracts		swap contracts

			$ 6,001		$(2,355)
U.S. Government/AAA-Rated Securities Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$2,176	Unrealized depreciation1	$1,957
Swap	Interest	Unrealized appreciation1	19,148	Unrealized depreciation1	70,841
			$21,324		$72,798

		Net realized gain		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$87,073	Net unrealized appreciation on	$8,167
		contracts		futures contracts
Swap	Interest	Net realized gain on swap	15,421	Net unrealized depreciation on	(31,391)
		contracts		swap contracts

			$102,494		$(23,224)

See end of tables for footnotes.

American Funds Insurance Series	147

Managed Risk Growth Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Currency	Unrealized appreciation1	$197	Unrealized depreciation1	$—
Futures	Equity	Unrealized appreciation1	48	Unrealized depreciation1	1,514
Futures	Interest	Unrealized appreciation1	521	Unrealized depreciation1	—
			$766		$1,514

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Currency	Net realized gain on futures	$186	Net unrealized appreciation on	$197
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(13,472)	Net unrealized depreciation on	(1,466)
		contracts		futures contracts
Futures	Interest	Net realized gain on futures	5,514	Net unrealized appreciation on	582
		contracts		futures contracts

			$(7,772)		$(687)
Managed Risk International Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Currency	Unrealized appreciation1	$335	Unrealized depreciation1	$—
Futures	Equity	Unrealized appreciation1	195	Unrealized depreciation1	553
Futures	Interest	Unrealized appreciation1	169	Unrealized depreciation1	—
			$699		$553

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Currency	Net realized gain on futures	$86	Net unrealized appreciation on	$335
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(8,257)	Net unrealized depreciation on	(358)
		contracts		futures contracts
Futures	Interest	Net realized gain on futures	1,009	Net unrealized appreciation on	199
		contracts		futures contracts

			$(7,162)		$176

148American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Currency	Unrealized appreciation1	$35	Unrealized depreciation1	$—
Futures	Equity	Unrealized appreciation1	25	Unrealized depreciation1	1,189
Futures	Interest	Unrealized appreciation1	358	Unrealized depreciation1	—

			$418		$1,189

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Currency	Net realized gain on futures	$56	Net unrealized appreciation on	$35
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(13,739)	Net unrealized depreciation on	(1,164)
		contracts		futures contracts
Futures	Interest	Net realized gain on futures	3,564	Net unrealized appreciation on	410
		contracts		futures contracts

			$(10,119)		$(719)
Managed Risk Growth-Income Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities of	$20,156	Investment securities of	$—
		unaffiliated issuers3		unaffiliated issuers3
Futures	Currency	Unrealized appreciation1	883	Unrealized depreciation1	—
Futures	Equity	Unrealized appreciation1	135	Unrealized depreciation1	1,445
Futures	Interest	Unrealized appreciation1	1,869	Unrealized depreciation1	—
			$23,043		$1,445

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized loss on options	$ (9,526)	Net unrealized appreciation on	$15,786
		purchased contracts4		options purchased contracts5
Futures	Currency	Net realized gain on futures	1,772	Net unrealized appreciation on	883
		contracts		futures contracts
Futures	Equity	Net realized gain on futures	16,550	Net unrealized depreciation on	(2,355)
		contracts		futures contracts
Futures	Interest	Net realized gain on futures	23,943	Net unrealized appreciation on	2,244
		contracts		futures contracts

			$32,739		$16,558

See end of tables for footnotes.

American Funds Insurance Series	149
Managed Risk Asset Allocation Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Currency	Unrealized appreciation1	$476	Unrealized depreciation1	$—
Futures	Equity	Unrealized appreciation1	90	Unrealized depreciation1	6,442
Futures	Interest	Unrealized appreciation1	1,825	Unrealized depreciation1	—
			$2,391		$6,442

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Currency	Net realized gain on futures	$1,597	Net unrealized appreciation on	$476
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(59,487)	Net unrealized depreciation on	(6,352)
		contracts		futures contracts
Futures	Interest	Net realized gain on futures	21,839	Net unrealized appreciation on	2,350
		contracts		futures contracts

			$(36,051)		$(3,526)

1Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

2Amount less than one thousand.

3Includes options purchased as reported in the fund’s investment portfolio.

4Options purchased are included in net realized gain (loss) on unaffiliated investments.

5Options purchased are included in net unrealized appreciation (depreciation) on unaffiliated investments.

150American Funds Insurance Series

Collateral — Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event that the borrower cannot meet its contractual obligation. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter- party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2020, if close-out netting was exercised (dollars in thousands):

New World Fund

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
subject to a master netting agreement
recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of New York Mellon	$10	$—	$—	$—	$10
Liabilities:
Standard Chartered Bank	$ 4	$—	$—	$—	$ 4

Global Growth and Income Fund

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
subject to a master netting agreement
recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Liabilities:
Standard Chartered Bank	$27	$—	$—	$—	$27

Capital Income Builder

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
subject to a master netting agreement
recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Liabilities:
Goldman Sachs	$4	$—	$—	$—	$4

See end of tables for footnote.

American Funds Insurance Series	151

Global Balanced Fund

			Gross amounts not offset in the
	Gross amounts		statement of assets and liabilities and
			subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of New York Mellon	$4	$(4)	$—	$—	$—
Barclays Bank PLC	6	(6)	—	—	—
Citibank	7	(7)	—	—	—
Goldman Sachs	39	(2)	—	—	37
HSBC Bank	6	(6)	—	—	—
JPMorgan Chase	75	(13)	—	—	62
Standard Chartered Bank	13	(4)	—	—	9
UBS AG	5	(5)	—	—	—

Total	$155	$(47)	$—	$—	$108
Liabilities:

Bank of America	$10	$—	$—	$—	$10
Bank of New York Mellon	5	(4)	—	—	1
Barclays Bank PLC	20	(6)	—	—	14
Citibank	44	(7)	—	—	37
Goldman Sachs	2	(2)	—	—	—
HSBC Bank	41	(6)	—	—	35
JPMorgan Chase	13	(13)	—	—	—
Morgan Stanley	14	—	—	—	14
Standard Chartered Bank	4	(4)	—	—	—
UBS AG	12	(5)	—	—	7

Total	$165	$(47)	$—	$—	$118

Bond Fund

			Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
		subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of New York Mellon	$155	$—	$(2)	$—	$153
Goldman Sachs	2,038	—	—	(2,038)	—
Morgan Stanley	786	—	—	(660)	126

Total	$2,979	$—	$(2)	$(2,698)	$279
Liabilities:

Citibank	$22	$—	$—	$—	$22
JPMorgan Chase	338	—	(338)	—	—
Standard Chartered Bank	892	—	(892)	—	—

Total	$1,252	$—	$(1,230)	$—	$22

152American Funds Insurance Series

Capital World Bond Fund

			Gross amounts not offset in the
	Gross amounts		statement of assets and liabilities and
			subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of New York Mellon	$41	$(24)	$(15)	$—	$2
Citibank	5,861	(1,170)	—	(4,561)	130
Goldman Sachs	19	—	—	(19)	—
JPMorgan Chase	228	(228)	—	—	—
Standard Chartered Bank	165	(122)	—	—	43
UBS AG	215	(211)	(4)	—	—

Total	$6,529	$(1,755)	$(19)	$(4,580)	$175
Liabilities:

Bank of America	$63	$—	$—	$—	$63
Bank of New York Mellon	24	(24)	—	—	—
Barclays Bank PLC	1	—	—	—	1
Citibank	1,170	(1,170)	—	—	—
JPMorgan Chase	1,477	(228)	(1,249)	—	—
Standard Chartered Bank	122	(122)	—	—	—
UBS AG	211	(211)	—	—	—

Total	$3,068	$(1,755)	$(1,249)	$—	$64

*Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2020, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American Funds Insurance Series	153

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

		Global				Blue Chip
	Global	Small			New	Income and
	Growth	Capitalization	Growth	International	World	Growth
	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2019:
Undistributed ordinary income	$13,148	$11,186	$76,916	$19,253	$25,462	$37,136
Undistributed long-term capital gains	194,055	273,289	738,170	—	16,027	104,256
Capital loss carryforward*	—	—	—	(149,822)	—	—
As of June 30, 2020:
Gross unrealized appreciation on
investments	3,290,168	1,403,687	15,459,590	2,184,656	849,823	2,142,014
Gross unrealized depreciation on
investments	(231,687)	(234,502)	(660,874)	(661,590)	(68,144)	(795,155)
Net unrealized appreciation
(depreciation) on investments	3,058,481	1,169,185	14,798,716	1,523,066	781,679	1,346,859
Cost of investments	3,742,442	3,265,498	15,411,380	7,386,761	2,665,024	7,070,500
	Global		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund

As of December 31, 2019:
Undistributed ordinary income	$6,550	$238,333	$3,236	$1,926	$118,751	$17
Undistributed long-term capital gains	51,450	820,299	—	—	123,690	1,437
Capital loss carryforward*	—	—	(35,828)	(19,754)	—	—
As of June 30, 2020:
Gross unrealized appreciation on
investments	496,090	10,887,937	217,631	88,825	6,357,435	76,582
Gross unrealized depreciation on
investments	(112,894)	(1,490,177)	(120,291)	(24,589)	(885,733)	(13,557)
Net unrealized appreciation
(depreciation) on investments	383,196	9,397,760	97,340	64,236	5,471,702	63,025
Cost of investments	1,536,941	24,584,431	1,201,104	911,253	22,198,926	352,832

154American Funds Insurance Series

						U.S.
		Capital	High-	American		Government/
		World	Income	Funds	Ultra-Short	AAA-Rated
	Bond	Bond	Bond	Mortgage	Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2019:
Undistributed ordinary income	$101,879	$31,468	$12,900	$1,209	$737	$ 33,112
Undistributed long-term capital gains	42,007	8,412	—	390	—	16,400
Capital loss carryforward*	—	—	(190,113)	—	(1)	—
As of June 30, 2020:
Gross unrealized appreciation on
investments	595,588	107,962	23,524	7,011	16	97,437
Gross unrealized depreciation on
investments	(88,272)	(49,046)	(101,057)	(6,240)	(6)	(73,407)
Net unrealized appreciation
(depreciation) on investments	507,316	58,916	(77,533)	771	10	24,030
Cost of investments	11,154,376	2,079,102	865,424	406,144	343,921	2,599,805
			Managed	Managed	Managed
	Managed	Managed	Risk Blue	Risk	Risk
	Risk	Risk	Chip Income	Growth-	Asset
	Growth	International	and Growth	Income	Allocation
	Fund	Fund	Fund	Fund	Fund

As of December 31, 2019:
Undistributed ordinary income	$3,505	$1,934	$5,703	$33,307	$40,690
Undistributed long-term capital gains	21,766	1,312	10,865	118,369	105,973
As of June 30, 2020:
Gross unrealized appreciation on
investments	55,343	—	—	71,911	110,722
Gross unrealized depreciation on
investments	—	(7,385)	(25,977)	(938)	—
Net unrealized appreciation
(depreciation) on investments	55,343	(7,385)	(25,977)	70,973	110,722
Cost of investments	406,104	156,495	358,898	2,118,772	2,477,153

*Capital loss carryforwards will be used to offset any capital gains realized by the funds in the current year or in subsequent years. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2020			Year ended December 31, 2019

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class 1	$ 5,668	$ 73,033	$78,701	$31,022	$121,251	$152,273
Class 1A	13	205	218	82	367	449
Class 2	6,888	109,286	116,174	40,119	204,481	244,600
Class 4	592	11,537	12,129	3,204	17,408	20,612

Total	$13,161	$194,061	$207,222	$74,427	$343,507	$417,934

American Funds Insurance Series	155

Global Small Capitalization Fund

	Six months ended June 30, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$ 5,414	$120,074	$125,488
Class 1A	2	42	44
Class 2	5,373	140,495	145,868
Class 4	408	12,682	13,090

Total	$11,197	$273,293	$284,490

Growth Fund

	Six months ended June 30, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$32,752	$285,315	$318,067
Class 1A	56	547	603
Class 2	39,943	404,657	444,600
Class 3	560	5,433	5,993
Class 4	3,629	42,241	45,870

Total	$76,940	$738,193	$815,133

International Fund

	Six months ended June 30, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$11,268	$—	$11,268
Class 1A	13	—	13
Class 2	7,417	—	7,417
Class 3	43	—	43
Class 4	522	—	522

Total	$19,263	$—	$19,263

New World Fund

	Six months ended June 30, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$14,407	$ 8,752	$23,159
Class 1A	42	26	68
Class 2	6,569	4,233	10,802
Class 4	4,454	3,019	7,473

Total	$25,472	$16,030	$41,502

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$28,009	$ 97,912	$125,921
6	23	29
28,406	119,280	147,686
1,932	9,184	11,116

$58,353	$226,399	$284,752

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$150,838	$ 964,757	$1,115,595
193	1,290	1,483
192,058	1,500,212	1,692,270
2,713	20,442	23,155
14,770	130,929	145,699

$360,572	$2,617,630	$2,978,202

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 85,943	$130,060	$216,003
95	141	236
59,246	104,778	164,024
354	637	991
4,496	8,870	13,366

$150,134	$244,486	$394,620

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$23,315	$ 71,500	$ 94,815
39	132	171
8,693	34,958	43,651
4,452	21,103	25,555

$36,499	$127,693	$164,192

156American Funds Insurance Series

Blue Chip Income and Growth Fund

	Six months ended June 30, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$22,973	$ 61,517	$84,490
Class 1A	47	134	181
Class 2	11,675	34,662	46,337
Class 4	2,493	7,992	10,485

Total	$37,188	$104,305	$141,493

Global Growth and Income Fund

	Six months ended June 30, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$2,206	$15,679	$17,885
Class 1A	7	53	60
Class 2	3,948	32,112	36,060
Class 4	392	3,612	4,004

Total	$6,553	$51,456	$58,009

Growth-Income Fund

	Six months ended June 30, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$144,011	$482,142	$626,153
Class 1A	75	265	340
Class 2	85,637	305,445	391,082
Class 3	973	3,413	4,386
Class 4	7,703	29,072	36,775

Total	$238,399	$820,337	$1,058,736

International Growth and Income Fund

	Six months ended June 30, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$2,681	$—	$2,681
Class 1A	5	—	5
Class 2	399	—	399
Class 4	158	—	158

Total	$3,243	$—	$3,243

Capital Income Builder

	Six months ended June 30, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$ 8,420	$—	$8,420
Class 1A	78	—	78
Class 2	82	—	82
Class 4	5,699	—	5,699

Total	$14,279	$—	$14,279

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$118,657	$410,713	$529,370
163	435	598
60,118	238,793	298,911
10,646	38,700	49,346

$189,584	$688,641	$878,225

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$12,475	$ 27,971	$ 40,446
33	66	99
24,591	66,794	91,385
2,298	5,970	8,268

$39,397	$100,801	$140,198

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$455,391	$1,825,184	$2,280,575
206	825	1,031
272,097	1,260,360	1,532,457
3,204	14,500	17,704
21,474	103,934	125,408

$752,372	$3,204,803	$3,957,175

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$41,626	$—	$41,626
84	—	84
8,726	—	8,726
3,112	—	3,112

$53,548	$—	$53,548

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$13,476	$—	$13,476
126	—	126
137	—	137
10,875	—	10,875

$24,614	$—	$24,614

American Funds Insurance Series	157

Asset Allocation Fund

	Six months ended June 30, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$80,116	$ 79,610	$159,726
Class 1A	46	51	97
Class 2	20,767	22,747	43,514
Class 3	133	141	274
Class 4	17,719	21,221	38,940

Total	$118,781	$123,770	$242,551

Global Balanced Fund

	Six months ended June 30, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$ 6	$ 440	$446
Class 1A	—*	8	8
Class 2	9	668	677
Class 4	3	322	325

Total	$18	$1,438	$1,456

Bond Fund

		Six months ended June 30, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$62,335	$25,238	$87,573
Class 1A	75	31	106
Class 2	34,283	14,478	48,761
Class 4	5,291	2,303	7,594

Total	$101,984	$42,050	$144,034

Capital World Bond Fund

	Six months ended June 30, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$16,454	$4,335	$20,789
Class 1A	9	3	12
Class 2	14,282	3,871	18,153
Class 4	742	206	948

Total	$31,487	$8,415	$39,902

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$356,589	$ 816,841	$1,173,430
189	416	605
94,178	253,101	347,279
608	1,581	2,189
71,682	206,152	277,834

$523,246	$1,278,091	$1,801,337

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$1,912	$ 3,479	$ 5,391
28	61	89
2,521	5,487	8,008
954	2,492	3,446

$5,415	$11,519	$16,934

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$177,855	$—	$177,855
165	—	165
90,796	—	90,796
11,384	—	11,384

$280,200	$—	$280,200

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$19,173	$—	$19,173
7	—	7
15,927	—	15,927
649	—	649

$35,756	$—	$35,756

158American Funds Insurance Series

High-Income Bond Fund

	Six months ended June 30, 2020			Year ended December 31, 2019

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class 1	$1,904	$—	$1,904	$33,304	$—	$33,304
Class 1A	14	—	14	45	—	45
Class 2	10,081	—	10,081	41,753	—	41,753
Class 3	147	—	147	611	—	611
Class 4	758	—	758	3,353	—	3,353

Total	$12,904	$—	$12,904	$79,066	$—	$79,066

American Funds Mortgage Fund

	Six months ended June 30, 2020			Year ended December 31, 2019

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class 1	$ 845	$263	$1,108	$5,573	$—	$5,573
Class 1A	2	1	3	12	—	12
Class 2	217	75	292	1,355	—	1,355
Class 4	147	52	199	585	—	585

Total	$1,211	$391	$1,602	$7,525	$—	$7,525

Ultra-Short Bond Fund

	Six months ended June 30, 2020			Year ended December 31, 2019

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class 1	$104	$—	$104	$604	$—	$604
Class 1A	—*	—	—*	—*	—	—*
Class 2	558	—	558	4,088	—	4,088
Class 3	8	—	8	59	—	59
Class 4	67	—	67	342	—	342

Total	$737	$—	$737	$5,093	$—	$5,093

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2020			Year ended December 31, 2019

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class 1	$6,611	$ 3,231	$9,842	$31,700	$—	$31,700
Class 1A	59	29	88	50	—	50
Class 2	22,261	11,067	33,328	26,790	—	26,790
Class 3	181	89	270	180	—	180
Class 4	4,011	1,992	6,003	2,241	—	2,241

Total	$33,123	$16,408	$49,531	$60,961	$—	$60,961

See end of tables for footnote.

American Funds Insurance Series	159

Managed Risk Growth Fund

	Six months ended June 30, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$64	$375	$439
Class P2	3,441	21,394	24,835

Total	$3,505	$21,769	$25,274

Managed Risk International Fund

	Six months ended June 30, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$21	$10	$31
Class P2	1,913	1,303	3,216

Total	$1,934	$1,313	$3,247

Managed Risk Blue Chip Income and Growth Fund

	Six months ended June 30, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$25	$37	$62
Class P2	5,680	10,828	16,508

Total	$5,705	$10,865	$16,570

Managed Risk Growth-Income Fund

	Six months ended June 30, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$29,129	$103,176	$132,305
Class P2	4,182	15,199	19,381

Total	$33,311	$118,375	$151,686

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2020

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$58	$146	$204
Class P2	40,641	105,833	146,474

Total	$40,699	$105,979	$146,678

*Amount less than one thousand.

7. Fees and transactions

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$61	$256	$317
3,581	26,324	29,905

$3,642	$26,580	$30,222

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$11	$16	$27
2,974	4,795	7,769

$2,985	$4,811	$7,796

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$13	$40	$53
5,566	17,796	23,362

$5,579	$17,836	$23,415

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$14,564	$14,505	$29,069
1,352	2,019	3,371

$15,916	$16,524	$32,440

Year ended December 31, 2019

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$5	$65	$70
62,691	115,050	177,741

$62,696	$115,115	$177,811

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

160American Funds Insurance Series

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for New World Fund, Capital Income Builder, Capital World Bond Fund, American Funds Mortgage Fund and each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2020, total investment advisory services fees waived by CRMC were $3,259,000.

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

					For the	For the
			Net asset level		six months	six months
					ended	ended
	Rates		(in billions)
					June 30,	June 30,

	Beginning	Ending	In excess		2020,	2020,
Fund	with	with	Up to	of	before waiver	after waiver

Global Growth Fund	.690%	.460%	$ .6	$ 5.0	.515%	.515%
Global Small Capitalization Fund	.800	.635	.6	5.0	.697	.697
Growth Fund	.500	.280	.6	34.0	.320	.320
International Fund	.690	.430	.5	21.0	.495	.495
New World Fund	.850	.580	.5	4.0	.703	.643
Blue Chip Income and Growth Fund	.500	.350	.6	10.5	.391	.391
Global Growth and Income Fund	.690	.480	.6	3.0	.599	.599
Growth-Income Fund	.500	.219	.6	34.0	.257	.257
International Growth and Income Fund	.690	.500	.5	1.5	.616	.616
Capital Income Builder	.500	.410	.6	1.0	.482	.395
Asset Allocation Fund	.500	.240	.6	21.0	.266	.266
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.320	.6	13.0	.363	.363
Capital World Bond Fund	.570	.450	1.0	3.0	.534	.501
High-Income Bond Fund	.500	.420	.6	2.0	.481	.481
American Funds Mortgage Fund	.420	.290	.6	3.0	.420	.361
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.343	.343
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits

Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

American Funds Insurance Series	161

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund				Global Small Capitalization Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$356	Class 1	Not applicable	Not applicable	$276
Class 1A	$—	$ 9	1	Class 1A	$—	$ —*	—*
Class 2	4,467	Not applicable	536	Class 2	2,597	Not applicable	312
Class 4	461	460	55	Class 4	233	233	28
Total class-specific				Total class-specific

expenses	$4,928	$469	$948	expenses	$2,830	$233	$616

Growth Fund				International Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$1,599	Class 1	Not applicable	Not applicable	$ 697
Class 1A	$—	$ 23	3	Class 1A	$—	$ 8	1
Class 2	19,081	Not applicable	2,290	Class 2	4,670	Not applicable	561
Class 3	187	Not applicable	31	Class 3	19	Not applicable	3
Class 4	1,893	1,892	227	Class 4	415	415	50
Total class-specific				Total class-specific

expenses	$21,161	$1,915	$4,150	expenses	$5,104	$423	$1,312

162American Funds Insurance Series

New World Fund				Blue Chip Income and Growth Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$277	Class 1	Not applicable	Not applicable	$ 739
Class 1A	$—	$ 5	1	Class 1A	$—	$ 11	1
Class 2	1,078	Not applicable	129	Class 2	3,401	Not applicable	408
Class 4	741	741	89	Class 4	739	739	89
Total class-specific				Total class-specific

expenses	$1,819	$746	$496	expenses	$4,140	$750	$1,237

Global Growth and Income Fund				Growth-Income Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 86	Class 1	Not applicable	Not applicable	$2,891
Class 1A	$—	$ 2	—*	Class 1A	$—	$ 13	2
Class 2	1,463	Not applicable	176	Class 2	15,267	Not applicable	1,832
Class 4	160	160	19	Class 3	126	Not applicable	21
Total class-specific				Class 4	1,412	1,412	169

expenses	$1,623	$162	$281	Total class-specific
				expenses	$16,805	$1,425	$4,915

International Growth and Income Fund				Capital Income Builder
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$148	Class 1	Not applicable	Not applicable	$ 77
Class 1A	$—	$ 2	—*	Class 1A	$—	$ 7	1
Class 2	241	Not applicable	29	Class 2	7	Not applicable	1
Class 4	110	110	13	Class 4	521	521	62
Total class-specific				Total class-specific

expenses	$351	$112	$190	expenses	$528	$528	$141

Asset Allocation Fund				Global Balanced Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$2,492	Class 1	Not applicable	Not applicable	$19
Class 1A	$—	$ 13	2	Class 1A	$ —	$ 2	—*
Class 2	5,940	Not applicable	713	Class 2	238	Not applicable	29
Class 3	27	Not applicable	4	Class 4	112	112	13
Class 4	5,376	5,376	645	Total class-specific

Total class-specific				expenses	$350	$114	$61
expenses	$11,343	$5,389	$3,856

See end of tables for footnote.

American Funds Insurance Series	163
Bond Fund				Capital World Bond Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 951	Class 1	Not applicable	Not applicable	$155
Class 1A	$—	$ 9	1	Class 1A	$—	$ 1	—*
Class 2	4,420	Not applicable	530	Class 2	1,203	Not applicable	144
Class 4	671	671	81	Class 4	62	62	7
Total class-specific				Total class-specific

expenses	$5,091	$680	$1,563	expenses	$1,265	$63	$306

High-Income Bond Fund				American Funds Mortgage Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 55	Class 1	Not applicable	Not applicable	$30
Class 1A	$—	$ 1	—*	Class 1A	$—	$ 1	—*
Class 2	767	Not applicable	92	Class 2	70	Not applicable	8
Class 3	8	Not applicable	1	Class 4	42	41	5
Class 4	64	64	8	Total class-specific

Total class-specific				expenses	$112	$42	$43
expenses	$839	$65	$156

Ultra-Short Bond Fund				U.S. Government/AAA-Rated Securities Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 5	Class 1	Not applicable	Not applicable	$162
Class 1A	$—	$ —*	—*	Class 1A	$—	$ 4	—*
Class 2	311	Not applicable	37	Class 2	1,696	Not applicable	204
Class 3	3	Not applicable	1	Class 3	9	Not applicable	1
Class 4	37	37	5	Class 4	247	247	30
Total class-specific				Total class-specific

expenses	$351	$37	$48	expenses	$1,952	$251	$397

Managed Risk Growth Fund			Managed Risk International Fund
		Insurance			Insurance
	Distribution	administrative		Distribution	administrative
Share class	services	services	Share class	services	services

Class P1	Not applicable	$9	Class P1	Not applicable	$ 1
Class P2	$543	543	Class P2	$190	190
Total class-specific			Total class-specific

expenses	$543	$552	expenses	$190	$191

Managed Risk Blue Chip			Managed Risk Growth-Income Fund
Income and Growth Fund
		Insurance			Insurance
	Distribution	administrative		Distribution	administrative
Share class	services	services	Share class	services	services
			Class P1	Not applicable	$2,388
Class P1	Not applicable	$2
Class P2	$424	424	Class P2	$344	344
Total class-specific			Total class-specific

expenses	$424	$426	expenses	$344	$2,732

164American Funds Insurance Series

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
Share class	services	services

Class P1	Not applicable	$4
Class P2	$3,321	3,321
Total class-specific

expenses	$3,321	$3,325

*Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of Managed Risk International Fund. Miscellaneous expenses exclude investment advisory services and distribution services fees. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2020, total fees and expenses reimbursed by CRMC were $2,000. Fees and expenses in the fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

		(Decrease) increase in value of	Total trustees’
Fund	Current fees	deferred amounts	compensation

Global Growth Fund	$11	$(1)	$10
Global Small Capitalization Fund	7	—*	7
Growth Fund	47	(3)	44
International Fund	16	(2)	14
New World Fund	6	(1)	5
Blue Chip Income and Growth Fund	15	(1)	14
Global Growth and Income Fund	3	—*	3
Growth-Income Fund	58	(5)	53
International Growth and Income Fund	2	—*	2
Capital Income Builder	2	—*	2
Asset Allocation Fund	45	(6)	39
Global Balanced Fund	1	—*	1
Bond Fund	18	(4)	14
Capital World Bond Fund	3	(1)	2
High-Income Bond Fund	2	(1)	1
American Funds Mortgage Fund	—*	—*	—*
Ultra-Short Bond Fund	1	—*	1
U.S. Government/AAA-Rated Securities Fund	5	(3)	2
Managed Risk Growth Fund	1	—*	1
Managed Risk International Fund	—*	—*	—*
Managed Risk Blue Chip Income and Growth
Fund	—*	—*	—*
Managed Risk Growth-Income Fund	2	1	3
Managed Risk Asset Allocation Fund	3	1	4

*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investment in CCF — Some of the funds hold shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

American Funds Insurance Series	165

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds as of June 30, 2020 (dollars in thousands):

			Net
			realized
Fund	Purchases	Sales	gain (loss)

Global Growth Fund	$ 9,302	$ 26,059	$ 5,116
Global Small Capitalization Fund	34,841	36,098	916
Growth Fund	253,054	262,317	27,602
International Fund	46,693	59,299	7,938
New World Fund	42,173	38,710	(2,212)
Blue Chip Income and Growth Fund	143,063	55,397	(1,792)
Global Growth and Income Fund	1,744	23,222	(11,375)
Growth-Income Fund	309,537	470,032	26,622
International Growth and Income Fund	16,181	11,355	(860)
Capital Income Builder	70,291	40,039	(9,814)
Asset Allocation Fund	186,945	314,271	52,102
Bond Fund	33,448	14,511	1,255
Capital World Bond Fund	11,099	185	7
High-Income Bond Fund	2,877	365,982	(18,814)
U.S. Government/AAA-Rated Securities Fund	—	444,556	22,675

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2020.

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

			Reinvestments of					Net increase
	Sales*		distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$137,872	4,527	$78,701	2,393	$(178,482)	(5,864)	$38,091	1,056
Class 1A	1,052	35	217	7	(1,893)	(69)	(624)	(27)
Class 2	20,996	726	116,174	3,572	(285,902)	(9,235)	(148,732)	(4,937)
Class 4	33,776	1,095	12,130	375	(28,061)	(958)	17,845	512

Total net increase (decrease)	$193,696	6,383	$207,222	6,347	$(494,338)	(16,126)	$(93,420)	(3,396)
Year ended December 31, 2019

Class 1	$230,089	7,777	$152,273	5,192	$(333,318)	(11,180)	$49,044	1,789
Class 1A	1,744	62	449	15	(572)	(19)	1,621	58
Class 2	44,842	1,552	244,600	8,453	(555,704)	(18,803)	(266,262)	(8,798)
Class 4	70,615	2,415	20,612	716	(29,399)	(1,009)	61,828	2,122

Total net increase (decrease)	$347,290	11,806	$417,934	14,376	$(918,993)	(31,011)	$(153,769)	(4,829)

166American Funds Insurance Series

Global Small Capitalization Fund

				Reinvestments of				Net increase
	Sales*			distributions	Repurchases*			(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$172,768	8,351	$125,091	5,146	$(219,411)	(9,590)	$ 78,448	3,907
Class 1A	163	7	43	2	(57)	(3)	149	6
Class 2	51,360	2,516	145,869	6,194	(147,706)	(6,121)	49,523	2,589
Class 4	16,798	743	13,089	553	(15,504)	(673)	14,383	623

Total net increase (decrease)	$241,089	11,617	$284,092	11,895	$(382,678)	(16,387)	$ 142,503	7,125
Year ended December 31, 2019

Class 1	$337,817	13,612	$125,498	5,216	$(226,381)	(9,119)	$ 236,934	9,709
Class 1A	196	8	28	2	(96)	(4)	128	6
Class 2	21,553	917	147,687	6,340	(327,909)	(13,596)	(158,669)	(6,339)
Class 4	35,449	1,468	11,115	475	(22,005)	(911)	24,559	1,032

Total net increase (decrease)	$395,015	16,005	$284,328	12,033	$(576,391)	(23,630)	$ 102,952	4,408
Growth Fund

				Reinvestments of				Net increase
	Sales*			distributions	Repurchases*			(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$1,201,297	15,603	$317,441	3,607	$(1,495,269)	(18,874)	$ 23,469	336
Class 1A	7,999	95	603	7	(2,682)	(35)	5,920	67
Class 2	228,247	2,918	444,599	5,098	(1,385,153)	(17,154)	(712,307)	(9,138)
Class 3	1,018	14	5,993	67	(14,242)	(171)	(7,231)	(90)
Class 4	138,894	1,789	45,870	534	(121,825)	(1,569)	62,939	754

Total net increase (decrease)	$1,577,455	20,419	$814,506	9,313	$(3,019,171)	(37,803)	$(627,210)	(8,071)

Year ended December 31, 2019
Class 1	$ 896,700	11,839	$1,112,851	15,532	$(1,155,174)	(15,026)	$ 854,377	12,345
Class 1A	6,106	81	1,482	21	(1,574)	(20)	6,014	82
Class 2	294,401	3,907	1,692,272	23,866	(2,108,133)	(27,828)	(121,460)	(55)
Class 3	1,763	23	23,154	321	(29,706)	(390)	(4,789)	(46)
Class 4	227,023	3,055	145,699	2,087	(131,942)	(1,767)	240,780	3,375

Total net increase (decrease)	$1,425,993	18,905	$2,975,458	41,827	$(3,426,529)	(45,031)	$ 974,922	15,701

See end of tables for footnotes.

American Funds Insurance Series	167
International Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$388,665	23,703	$11,267	597	$(440,804)	(24,999)	$(40,872)	(699)
Class 1A	1,828	102	13	1	(573)	(32)	1,268	71
Class 2	199,891	11,906	7,418	395	(208,199)	(11,265)	(890)	1,036
Class 3	158	9	42	2	(1,059)	(58)	(859)	(47)
Class 4	30,329	1,783	522	28	(26,390)	(1,483)	4,461	328

Total net increase (decrease)	$620,871	37,503	$19,262	1,023	$(677,025)	(37,837)	$(36,892)	689
Year ended December 31, 2019

Class 1	$171,233	8,812	$215,640	10,988	$(699,395)	(35,642)	$(312,522)	(15,842)
Class 1A	2,060	106	236	12	(1,174)	(59)	1,122	59
Class 2	175,514	9,064	164,024	8,407	(591,706)	(30,261)	(252,168)	(12,790)
Class 3	238	13	991	50	(4,348)	(224)	(3,119)	(161)
Class 4	60,129	3,112	13,366	694	(43,609)	(2,263)	29,886	1,543

Total net increase (decrease)	$409,174	21,107	$394,257	20,151	$(1,340,232)	(68,449)	$(536,801)	(27,191)
New World Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$ 44,914	2,137	$23,133	946	$(185,645)	(8,197)	$(117,598)	(5,114)
Class 1A	2,951	128	67	3	(781)	(35)	2,237	96
Class 2	37,068	1,679	10,803	446	(76,551)	(3,236)	(28,680)	(1,111)
Class 4	50,331	2,264	7,473	311	(27,437)	(1,209)	30,367	1,366

Total net increase (decrease)	$135,264	6,208	$41,476	1,706	$(290,414)	(12,677)	$(113,674)	(4,763)
Year ended December 31, 2019

Class 1	$149,338	6,057	$94,601	3,981	$(207,841)	(8,743)	$36,098	1,295
Class 1A	1,685	70	171	7	(408)	(17)	1,448	60
Class 2	68,793	2,911	43,651	1,861	(165,106)	(6,991)	(52,662)	(2,219)
Class 4	83,946	3,576	25,555	1,096	(39,744)	(1,687)	69,757	2,985

Total net increase (decrease)	$303,762	12,614	$163,978	6,945	$(413,099)	(17,438)	$54,641	2,121

Blue Chip Income and Growth Fund
				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$376,445	34,283	$83,851	6,495	$(479,153)	(41,220)	$ (18,857)	(442)
Class 1A	4,165	355	180	14	(496)	(42)	3,849	327
Class 2	57,979	5,410	46,338	3,643	(152,947)	(12,250)	(48,630)	(3,197)
Class 4	94,984	8,201	10,485	830	(26,845)	(2,297)	78,624	6,734

Total net increase (decrease)	$533,573	48,249	$140,854	10,982	$(659,441)	(55,809)	$14,986	3,422
Year ended December 31, 2019

Class 1	$213,624	16,737	$525,212	41,913	$(484,978)	(37,271)	$253,858	21,379
Class 1A	5,177	403	598	47	(451)	(35)	5,324	415
Class 2	28,815	2,244	298,911	24,211	(366,595)	(28,328)	(38,869)	(1,873)
Class 4	198,327	15,485	49,345	4,013	(38,161)	(2,979)	209,511	16,519

Total net increase (decrease)	$445,943	34,869	$874,066	70,184	$(890,185)	(68,613)	$429,824	36,440

168American Funds Insurance Series

Global Growth and Income Fund

				Reinvestments of				Net increase
	Sales*			distributions	Repurchases*			(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$220,708	17,518	$17,145	1,207	$(186,270)	(14,634)	$51,583	4,091
Class 1A	283	23	59	4	(63)	(5)	279	22
Class 2	33,099	2,678	36,059	2,547	(68,359)	(4,755)	799	470
Class 4	14,786	1,123	4,005	288	(10,672)	(813)	8,119	598

Total net increase (decrease)	$268,876	21,342	$57,268	4,046	$(265,364)	(20,207)	$60,780	5,181
Year ended December 31, 2019

Class 1	$43,801	2,986	$38,762	2,639	$ (61,157)	(4,174)	$21,406	1,451
Class 1A	809	55	100	7	(205)	(14)	704	48
Class 2	15,277	1,057	91,385	6,251	(232,647)	(15,758)	(125,985)	(8,450)
Class 4	34,845	2,405	8,268	574	(16,175)	(1,116)	26,938	1,863

Total net increase (decrease)	$94,732	6,503	$138,515	9,471	$(310,184)	(21,062)	$(76,937)	(5,088)
Growth-Income Fund

				Reinvestments of				Net increase
	Sales*			distributions	Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$1,399,453	32,553	$625,200	12,835	$(1,625,978)	(36,304)	$398,675	9,084
Class 1A	1,291	29	340	7	(692)	(15)	939	21
Class 2	153,560	3,505	391,083	8,139	(726,766)	(15,483)	(182,123)	(3,839)
Class 3	1,033	22	4,386	90	(9,423)	(197)	(4,004)	(85)
Class 4	88,454	1,971	36,775	775	(75,133)	(1,678)	50,096	1,068

Total net increase (decrease)	$1,643,791	38,080	$1,057,784	21,846	$(2,437,992)	(53,677)	$263,583	6,249

Year ended December 31, 2019
Class 1	$1,061,581	21,810	$2,276,758	48,690	$(1,229,398)	(25,018)	$2,108,941	45,482
Class 1A	3,121	63	1,031	22	(929)	(19)	3,223	66
Class 2	173,237	3,593	1,532,457	33,240	(1,626,668)	(33,632)	79,026	3,201
Class 3	2,080	42	17,705	379	(21,190)	(431)	(1,405)	(10)
Class 4	180,857	3,787	125,407	2,752	(103,759)	(2,175)	202,505	4,364

Total net increase (decrease)	$1,420,876	29,295	$3,953,358	85,083	$(2,981,944)	(61,275)	$2,392,290	53,103

See end of tables for footnotes.

American Funds Insurance Series	169

International Growth and Income Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$71,907	5,085	$2,659	168	$(27,857)	(1,832)	$ 46,709	3,421
Class 1A	734	52	5	—†	(706)	(44)	33	8
Class 2	11,558	828	399	25	(45,938)	(2,621)	(33,981)	(1,768)
Class 4	11,342	746	158	10	(6,864)	(461)	4,636	295

Total net increase (decrease)	$95,541	6,711	$3,221	203	$(81,365)	(4,958)	$ 17,397	1,956
Year ended December 31, 2019

Class 1	$ 9,331	555	$41,626	2,406	$(130,370)	(7,620)	$(79,413)	(4,659)
Class 1A	364	22	83	5	(75)	(4)	372	23
Class 2	14,448	831	8,726	507	(37,612)	(2,202)	(14,438)	(864)
Class 4	20,154	1,195	3,113	182	(7,857)	(466)	15,410	911

Total net increase (decrease)	$44,297	2,603	$53,548	3,100	$(175,914)	(10,292)	$(78,069)	(4,589)
Capital Income Builder

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$155,944	16,257	$8,420	910	$(123,750)	(13,164)	$40,614	4,003
Class 1A	108	12	78	8	(242)	(25)	(56)	(5)
Class 2	914	93	82	9	(163)	(16)	833	86
Class 4	28,162	2,825	5,699	616	(32,443)	(3,386)	1,418	55

Total net increase (decrease)	$185,128	19,187	$14,279	1,543	$(156,598)	(16,591)	$42,809	4,139
Year ended December 31, 2019

Class 1	$160,592	15,806	$13,476	1,322	$(12,510)	(1,240)	$161,558	15,888
Class 1A	2,709	268	126	12	(345)	(34)	2,490	246
Class 2	1,661	165	137	13	(567)	(56)	1,231	122
Class 4	66,462	6,575	10,875	1,070	(29,407)	(2,903)	47,930	4,742

Total net increase (decrease)	$231,424	22,814	$24,614	2,417	$(42,829)	(4,233)	$213,209	20,998
Asset Allocation Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$1,338,592	60,714	$159,726	6,661	$(1,705,001)	(78,164)	$ (206,683)	(10,789)
Class 1A	1,697	73	97	4	(1,033)	(47)	761	30
Class 2	58,203	2,570	43,514	1,835	(310,423)	(13,890)	(208,706)	(9,485)
Class 3	357	15	274	12	(1,998)	(89)	(1,367)	(62)
Class 4	213,254	9,477	38,940	1,652	(141,527)	(6,432)	110,667	4,697

Total net increase (decrease)	$1,612,103	72,849	$242,551	10,164	$(2,159,982)	(98,622)	$ (305,328)	(15,609)

Year ended December 31, 2019
Class 1	$1,081,611	47,062	$1,173,430	52,076	$(1,121,605)	(48,857)	$1,133,436	50,281
Class 1A	2,765	122	605	27	(689)	(30)	2,681	119
Class 2	111,154	4,871	347,279	15,613	(575,603)	(25,266)	(117,170)	(4,782)
Class 3	991	43	2,189	97	(4,150)	(180)	(970)	(40)
Class 4	356,681	15,732	277,834	12,559	(218,378)	(9,706)	416,137	18,585

Total net increase (decrease)	$1,553,202	67,830	$1,801,337	80,372	$(1,920,425)	(84,039)	$1,434,114	64,163

170American Funds Insurance Series

Global Balanced Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$22,993	1,858	$446	33	$(24,873)	(2,043)	$ (1,434)	(152)
Class 1A	28	2	8	1	(61)	(5)	(25)	(2)
Class 2	5,600	454	676	51	(14,204)	(1,124)	(7,928)	(619)
Class 4	5,141	401	326	25	(4,540)	(365)	927	61

Total net increase (decrease)	$33,762	2,715	$1,456	110	$(43,678)	(3,537)	$ (8,460)	(712)
Year ended December 31, 2019

Class 1	$10,073	777	$ 5,390	408	$ (9,768)	(718)	$ 5,695	467
Class 1A	111	9	89	7	(237)	(19)	(37)	(3)
Class 2	7,858	607	8,009	608	(22,255)	(1,722)	(6,388)	(507)
Class 4	15,727	1,225	3,446	264	(6,014)	(470)	13,159	1,019

Total net increase (decrease)	$33,769	2,618	$16,934	1,287	$(38,274)	(2,929)	$12,429	976
Bond Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$732,040	63,595	$86,833	7,428	$(1,418,621)	(124,125)	$(599,748)	(53,102)
Class 1A	1,618	142	106	9	(988)	(87)	736	64
Class 2	174,874	15,300	48,761	4,229	(369,090)	(32,700)	(145,455)	(13,171)
Class 4	103,567	9,145	7,594	661	(58,084)	(5,161)	53,077	4,645

Total net increase (decrease)	$1,012,099	88,182	$143,294	12,327	$(1,846,783)	(162,073)	$(691,390)	(61,564)

Year ended December 31, 2019
Class 1	$562,508	51,468	$176,372	15,842	$ (614,303)	(56,025)	$ 124,577	11,285
Class 1A	3,719	336	165	15	(744)	(67)	3,140	284
Class 2	133,036	12,239	90,797	8,262	(413,489)	(38,133)	(189,656)	(17,632)
Class 4	149,767	13,753	11,384	1,037	(49,519)	(4,574)	111,632	10,216

Total net increase (decrease)	$849,030	77,796	$278,718	25,156	$(1,078,055)	(98,799)	$49,693	4,153

Capital World Bond Fund
				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$168,432	14,048	$20,667	1,702	$(202,146)	(17,074)	$(13,047)	(1,324)
Class 1A	179	15	11	1	(58)	(5)	132	11
Class 2	58,590	4,952	18,154	1,508	(110,293)	(9,359)	(33,549)	(2,899)
Class 4	10,509	878	948	80	(11,495)	(973)	(38)	(15)

Total net increase (decrease)	$237,710	19,893	$39,780	3,291	$(323,992)	(27,411)	$(46,502)	(4,227)

Year ended December 31, 2019
Class 1	$94,035	7,945	$19,056	1,588	$(113,011)	(9,529)	$80	4
Class 1A	84	7	7	1	(59)	(5)	32	3
Class 2	33,181	2,816	15,927	1,338	(140,715)	(11,911)	(91,607)	(7,757)
Class 4	13,230	1,132	649	55	(7,381)	(629)	6,498	558

Total net increase (decrease)	$140,530	11,900	$35,639	2,982	$(261,166)	(22,074)	$(84,997)	(7,192)

See end of tables for footnotes.

American Funds Insurance Series	171

High-Income Bond Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$14,699	1,681	$ 1,802	191	$(379,982)	(42,604)	$(363,481)	(40,732)
Class 1A	236	26	14	1	(50)	(6)	200	21
Class 2	9,966	1,072	10,081	1,088	(34,953)	(3,866)	(14,906)	(1,706)
Class 3	243	26	148	15	(807)	(87)	(416)	(46)
Class 4	33,852	3,350	758	75	(44,656)	(4,355)	(10,046)	(930)

Total net increase (decrease)	$58,996	6,155	$12,803	1,370	$(460,448)	(50,918)	$(388,649)	(43,393)
Year ended December 31, 2019

Class 1	$ 9,412	933	$33,027	3,374	$ (48,250)	(4,826)	$(5,811)	(519)
Class 1A	353	35	45	5	(350)	(35)	48	5
Class 2	10,165	1,039	41,753	4,340	(84,344)	(8,552)	(32,426)	(3,173)
Class 3	613	61	611	62	(1,328)	(132)	(104)	(9)
Class 4	64,302	6,070	3,353	321	(37,801)	(3,523)	29,854	2,868

Total net increase (decrease)	$84,845	8,138	$78,789	8,102	$(172,073)	(17,068)	$(8,439)	(828)
Mortgage Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$25,935	2,378	$1,109	100	$(55,643)	(5,106)	$(28,599)	(2,628)
Class 1A	198	18	3	—†	(124)	(11)	77	7
Class 2	3,290	303	292	27	(6,669)	(610)	(3,087)	(280)
Class 4	17,488	1,618	198	18	(8,470)	(781)	9,216	855

Total net increase (decrease)	$46,911	4,317	$1,602	145	$(70,906)	(6,508)	$(22,393)	(2,046)
Year ended December 31, 2019

Class 1	$31,595	3,007	$5,573	528	$(41,843)	(3,959)	$(4,675)	(424)
Class 1A	166	16	12	1	(444)	(42)	(266)	(25)
Class 2	4,351	413	1,355	129	(7,802)	(738)	(2,096)	(196)
Class 4	11,996	1,146	585	56	(9,761)	(944)	2,820	258

Total net increase (decrease)	$48,108	4,582	$7,525	714	$(59,850)	(5,683)	$(4,217)	(387)

172American Funds Insurance Series

Ultra-Short Bond Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$19,129	1,687	$104	9	$(6,205)	(547)	$ 13,028	1,149
Class 1A	—	—	—†	—†	—	—	—†	—†
Class 2	83,973	7,609	558	51	(50,003)	(4,532)	34,528	3,128
Class 3	1,092	98	8	1	(584)	(52)	516	47
Class 4	23,847	2,138	67	6	(12,394)	(1,112)	11,520	1,032

Total net increase (decrease)	$128,041	11,532	$737	67	$(69,186)	(6,243)	$ 59,592	5,356
Year ended December 31, 2019

Class 1	$9,753	856	$604	53	$(17,930)	(1,576)	$(7,573)	(667)
Class 1A	—	—	—†	—†	—	—	—†	—†
Class 2	85,259	7,676	4,088	371	(106,127)	(9,561)	(16,780)	(1,514)
Class 3	714	64	59	5	(2,101)	(188)	(1,328)	(119)
Class 4	21,513	1,920	342	31	(17,702)	(1,580)	4,153	371

Total net increase (decrease)	$117,239	10,516	$5,093	460	$(143,860)	(12,905)	$(21,528)	(1,929)

U.S. Government/AAA-Rated Securities Fund
			Reinvestments of					Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$105,013	8,023	$ 9,624	740	$(1,265,074)	(95,013)	$(1,150,437)	(86,250)
Class 1A	1,904	145	89	7	(1,446)	(110)	547	42
Class 2	81,686	6,412	33,328	2,592	(213,441)	(16,303)	(98,427)	(7,299)
Class 3	1,932	149	269	20	(985)	(76)	1,216	93
Class 4	188,266	14,581	6,004	467	(78,685)	(6,017)	115,585	9,031

Total net increase (decrease)	$378,801	29,310	$49,314	3,826	$(1,559,631)	(117,519)	$(1,131,516)	(84,383)

Year ended December 31, 2019
Class 1	$63,401	5,184	$31,462	2,550	$(170,411)	(13,819)	$(75,548)	(6,085)
Class 1A	1,348	110	50	4	(488)	(40)	910	74
Class 2	105,457	8,638	26,789	2,193	(155,177)	(12,760)	(22,931)	(1,929)
Class 3	975	79	180	15	(1,521)	(124)	(366)	(30)
Class 4	69,032	5,652	2,241	183	(41,016)	(3,366)	30,257	2,469

Total net increase (decrease)	$240,213	19,663	$60,722	4,945	$(368,613)	(30,109)	$(67,678)	(5,501)

Managed Risk Growth Fund
				Reinvestments of
	Sales*			distributions		Repurchases*		Net increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class P1	$ 3,420	245	$439	32	$(852)	(62)	$ 3,007	215
Class P2	29,202	2,123	24,835	1,827	(32,980)	(2,378)	21,057	1,572

Total net increase (decrease)	$32,622	2,368	$25,274	1,859	$(33,832)	(2,440)	$24,064	1,787
Year ended December 31, 2019

Class P1	$ 2,619	201	$317	25	$(523)	(41)	$ 2,413	185
Class P2	47,485	3,690	29,905	2,419	(30,455)	(2,336)	46,935	3,773

Total net increase (decrease)	$50,104	3,891	$30,222	2,444	$(30,978)	(2,377)	$49,348	3,958

See end of tables for footnotes.

American Funds Insurance Series	173
Managed Risk International Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class P1	$903	88	$31	4	$(174)	(17)	$760	75
Class P2	14,137	1,495	3,216	348	(5,382)	(539)	11,971	1,304

Total net increase (decrease)	$15,040	1,583	$3,247	352	$(5,556)	(556)	$12,731	1,379
Year ended December 31, 2019

Class P1	$357	34	$27	3	$(140)	(14)	$244	23
Class P2	7,251	702	7,769	772	(18,389)	(1,773)	(3,369)	(299)

Total net increase (decrease)	$7,608	736	$7,796	775	$(18,529)	(1,787)	$ (3,125)	(276)

Managed Risk Blue Chip Income and Growth Fund
				Reinvestments of
	Sales*			distributions		Repurchases*		Net increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class P1	$525	45	$62	6	$(38)	(3)	$549	48
Class P2	19,849	1,862	16,508	1,610	(11,856)	(1,052)	24,501	2,420

Total net increase (decrease)	$20,374	1,907	$16,570	1,616	$(11,894)	(1,055)	$25,050	2,468

Year ended December 31, 2019
Class P1	$547	46	$53	5	$(313)	(28)	$287	23
Class P2	16,518	1,448	23,362	2,128	(33,614)	(2,932)	6,266	644

Total net increase (decrease)	$17,065	1,494	$23,415	2,133	$(33,927)	(2,960)	$6,553	667

Managed Risk Growth-Income Fund
				Reinvestments of
	Sales*			distributions		Repurchases*		Net increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class P1	$32,108	2,384	$132,305	10,410	$(89,691)	(6,882)	$74,722	5,912
Class P2	12,333	929	19,381	1,533	(12,105)	(899)	19,609	1,563

Total net increase (decrease)	$44,441	3,313	$151,686	11,943	$(101,796)	(7,781)	$94,331	7,475

Year ended December 31, 2019
Class P1	$86,511	6,809	$29,069	2,244	$(82,465)	(6,312)	$33,115	2,741
Class P2	28,190	2,218	3,371	263	(20,033)	(1,562)	11,528	919

Total net increase (decrease)	$114,701	9,027	$32,440	2,507	$(102,498)	(7,874)	$44,643	3,660

174American Funds Insurance Series

Managed Risk Asset Allocation Fund

				Reinvestments of
	Sales*			distributions		Repurchases*		Net increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class P1	$2,240	176	$204	17	$(561)	(41)	$1,883	152
Class P2	42,169	3,302	146,474	12,155	(133,077)	(10,395)	55,566	5,062

Total net increase (decrease)	$44,409	3,478	$146,678	12,172	$(133,638)	(10,436)	$57,449	5,214
Year ended December 31, 2019

Class P1	$626	47	$70	5	$(334)	(25)	$362	27
Class P2	106,039	8,229	177,741	14,380	(260,413)	(20,223)	23,367	2,386

Total net increase (decrease)	$106,665	8,276	$177,811	14,385	$(260,747)	(20,248)	$23,729	2,413

*Includes exchanges between share classes of the fund.

†Amount less than one thousand.

American Funds Insurance Series	175

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the six months ended June 30, 2020 (dollars in thousands):

		Global				Blue Chip
	Global	Small			New	Income and
	Growth	Capitalization	Growth	International	World	Growth
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$534,335	$ 922,816	$3,248,088	$1,745,943	$1,807,749	$2,328,314
Sales of investment securities*	829,429	1,009,463	4,901,588	2,133,214	1,868,740	2,400,012
Non-U.S. taxes paid on dividend income	3,150	1,363	3,249	6,316	1,319	249
Non-U.S. taxes paid on interest income	—	—	—	—	(4)	—
Non-U.S. taxes paid on realized gains	—	—	—	—	550	—
Non-U.S. taxes provided on unrealized gains	2,859	1,040	—	7,323	6,580	—
	Global		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund

Purchases of investment securities*	$417,183	$6,304,391	$388,541	$1,037,086	$13,158,932	$ 91,666
Sales of investment securities*	491,469	6,969,380	358,483	915,970	13,037,652	107,936
Non-U.S. taxes paid on dividend income	1,268	6,123	2,064	475	3,891	160
Non-U.S. taxes paid on interest income	—	—	—	—	—	10
Non-U.S. taxes paid on realized gains	179	165	—	1	27	3
Non-U.S. taxes provided on unrealized gains	1,818	186	—	27	—	25
Dividend income from affiliated issuers	—	—	—	—	2,980	—
						U.S.
			High-	American		Government/
		Capital	Income	Funds	Ultra-Short	AAA-Rated
	Bond	World Bond	Bond	Mortgage	Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$18,899,658	$1,507,104	$411,403	$1,224,594	$—	$9,526,222
Sales of investment securities*	18,603,064	1,343,214	763,140	1,175,864	—	9,403,975
Non-U.S. taxes paid on interest income	—	175	—	—	—	—
Non-U.S. taxes paid on realized gains	—	72	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	92	—	—	—	—
			Managed	Managed	Managed
	Managed	Managed	Risk Blue	Risk	Risk
	Risk	Risk	Chip Income	Growth-	Asset
	Growth	International	and Growth	Income	Allocation
	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$259,669	$78,217	$249,515	$547,458	$657,004
Sales of investment securities*	280,254	82,606	259,913	539,871	777,679
Dividend income from affiliated issuers	1,322	367	1,501	9,310	11,742

*Excludes short-term securities and U.S. government obligations, if any.

11. Ownership concentration

At June 30, 2020, American Funds Insurance Series - Portfolio Series Managed Risk Growth and Income Portfolio held 33% and 13% of the outstanding shares of Capital Income Builder and Global Growth and Income Fund, respectively. In addition, American Funds Insurance Series - Portfolio Series Managed Risk Global Allocation Portfolio held 25% of the outstanding shares of Global Balanced Fund.

176American Funds Insurance Series

Financial highlights

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

Global Growth Fund

Class 1:

6/30/20203,4	$32.57	$ .11	$ 1.26	$ 1.37	$(.07)	$ (.96)	$(1.03)	$32.91	4.22%5	$2,577	.56%6	.71%6
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942.55		.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010.55		.94
12/31/2016	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630.56		1.00
12/31/2015	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24	1,626.55		.90

Class 1A:
6/30/20203,4	32.47	.07	1.27	1.34	(.06)	(.96)	(1.02)	32.79	4.135	7.816		.446
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5.80		.77
12/31/20173,7	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.135	2.806		.396
Class 2:
6/30/20203,4	32.24	.07	1.25	1.32	(.06)	(.96)	(1.02)	32.54	4.105	3,771.816		.466
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306.80		.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012.80		.69
12/31/2016	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483.81		.76
12/31/2015	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817.80		.66

Class 4:
6/30/20203,4	32.05	.03	1.25	1.28	(.05)	(.96)	(1.01)	32.32	3.995	402	1.066	.226
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06	.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249	1.05	.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211	1.05	.37
12/31/2016	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94	1.06	.50
12/31/2015	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91	1.05	.34

Global Small Capitalization Fund

Class 1:

6/30/20203,4	$26.80	$ .02	$ (.88)	$ (.86)	$(.05)	$(1.59)	$(1.64)	$24.30	(3.18)%5	$1,954	.75%6	.15%6
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639.73		.54
12/31/2016	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532.74		.57
12/31/2015	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50	1,706.73		.15

Class 1A:
6/30/20203,4	26.74	(.01)	(.87)	(.88)	(.05)	(1.59)	(1.64)	24.22	(3.30)5	1	1.006	(.06)6
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—8.98		.21
12/31/20173,7	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.195	—8.966		.356
Class 2:
6/30/20203,4	26.02	(.01)	(.85)	(.86)	(.04)	(1.59)	(1.63)	23.53	(3.28)5	2,197	1.006	(.11)6
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363	1.00	.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551.98		.27
12/31/2016	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303.99		.31
12/31/2015	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492.98		(.10)

Class 4:
6/30/20203,4	26.16	(.04)	(.87)	(.91)	(.03)	(1.59)	(1.62)	23.63	(3.46)5	201	1.256	(.35)6
12/31/2019	21.28	(.01)	6.47	6.46	—9	(1.58)	(1.58)	26.16	31.24	206	1.25	(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146	1.24	(.08)
12/31/2017	19.91	—9	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125	1.23	—10
12/31/2016	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42	1.24	.03
12/31/2015	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34	1.23	(.37)

See end of tables for footnotes.

American Funds Insurance Series	177

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

Growth Fund

Class 1:

6/30/20203,4	$81.22	$.22	$ 9.58	$ 9.80	$(.25)	$ (2.18)	$ (2.43)	$88.59	12.10%5	$11,854	.36%6	.54%6
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100.35		.75
12/31/2016	68.02	.67	5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931.35		1.03
12/31/2015	80.15	.64	5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12	6,796.35		.87

Class 1A:
6/30/20203,4	80.92	.12	9.52	9.64	(.22)	(2.18)	(2.40)	88.16	11.955	26.616		.306
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10.59		.60
12/31/20173,7	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.475	3.596		.476
Class 2:
6/30/20203,4	80.57	.12	9.50	9.62	(.22)	(2.18)	(2.40)	87.79	11.975	16,504.616		.296
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716.60		.50
12/31/2016	67.69	.51	5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978.60		.78
12/31/2015	79.84	.46	5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414.60		.62

Class 3:
6/30/20203,4	81.84	.15	9.65	9.80	(.23)	(2.18)	(2.41)	89.23	12.015	225.546		.366
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212.53		.57
12/31/2016	68.37	.56	5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183.53		.85
12/31/2015	80.47	.51	5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194.53		.69

Class 4:
6/30/20203,4	79.41	.02	9.35	9.37	(.19)	(2.18)	(2.37)	86.41	11.815	1,711.866		.056
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954.85		.25
12/31/2016	67.26	.34	5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458.85		.53
12/31/2015	79.74	.29	5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394.85		.42

178American Funds Insurance Series

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

International Fund

Class 1:

6/30/20203,4	$20.86	$.10	$(2.44)	$(2.34)	$(.04)	$—	$ (.04)	$18.48	(11.20)%5	$4,729	.55%6	1.13%6
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014.53		1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652.54		1.57
12/31/2015	20.35	.29	(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427.54		1.41

Class 1A:
6/30/20203,4	20.80	.08	(2.43)	(2.35)	(.04)	—	(.04)	18.41	(11.32)5	8.806		.886
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5.78		1.32
12/31/20173,7	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.465	2.776		.436
Class 2:
6/30/20203,4	20.78	.08	(2.43)	(2.35)	(.04)	—	(.04)	18.39	(11.33)5	3,834.806		.876
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422.78		1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710.79		1.35
12/31/2015	20.29	.24	(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978.79		1.17

Class 3:
6/30/20203,4	20.92	.09	(2.45)	(2.36)	(.04)	—	(.04)	18.52	(11.30)5	21.736		.946
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31.71		1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27.72		1.42
12/31/2015	20.38	.25	(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32.72		1.24

Class 4:
6/30/20203,4	20.54	.06	(2.41)	(2.35)	(.03)	—	(.03)	18.16	(11.46)5	341	1.056	.626
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04	1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03	1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03	.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04	1.03
12/31/2015	20.23	.17	(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04	.88

See end of tables for footnotes.

American Funds Insurance Series	179

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			expenses to	expenses to	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	waivers2	waivers2	net assets

New World Fund

Class 1:

6/30/20203,4	$25.84	$.09	$(1.15)	$(1.06)	$(.03)	$ (.27)	$ (.30)	$24.48	(4.06)%5	$1,892	.77%6	.71%6	.79%6
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129.76		.76	1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702.77		.77	1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050.77		.77	1.14
12/31/2016	18.87	.24	.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743.78		.78	1.25
12/31/2015	20.72	.19	(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562.79		.79	.92

Class 1A:
6/30/20203,4	25.74	.07	(1.15)	(1.08)	(.02)	(.27)	(.29)	24.37	(4.18)5	6	1.026	.956	.626
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01	1.01	.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02	1.02	.91
12/31/20173,7	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.725	1	1.006	1.006	.536
Class 2:
6/30/20203,4	25.59	.06	(1.13)	(1.07)	(.02)	(.27)	(.29)	24.23	(4.18)5	902	1.026	.966	.556
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01	1.01	.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02	1.02	.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02	1.02	.89
12/31/2016	18.71	.19	.79	.98	(.15)	—	(.15)	19.54	5.26	911	1.03	1.03	1.00
12/31/2015	20.54	.14	(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961	1.04	1.04	.68

Class 4:
6/30/20203,4	25.47	.04	(1.14)	(1.10)	(.01)	(.27)	(.28)	24.09	(4.31)5	644	1.276	1.216	.316
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26	1.26	.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27	1.27	.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27	1.27	.61
12/31/2016	18.69	.14	.80	.94	(.12)	—	(.12)	19.51	5.04	240	1.28	1.28	.75
12/31/2015	20.56	.08	(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171	1.29	1.29	.39

180American Funds Insurance Series

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

Blue Chip Income and Growth Fund

Class 1:

6/30/20203,4	$13.56	$.13	$(1.24)	$(1.11)	$(.06)	$ (.15)	$ (.21)	$12.24	(8.27)%5	$5,013	.43%6	2.06%6
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559.42		2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810.41		2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581.41		2.27
12/31/2016	12.62	.31	1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099.41		2.39
12/31/2015	14.69	.31	(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638.41		2.23

Class 1A:
6/30/20203,4	13.51	.11	(1.24)	(1.13)	(.05)	(.15)	(.20)	12.18	(8.40)5	12.686		1.846
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9.67		2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3.66		1.84
12/31/20173,7	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.215	1.656		2.016
Class 2:
6/30/20203,4	13.39	.11	(1.23)	(1.12)	(.05)	(.15)	(.20)	12.07	(8.41)5	2,750.686		1.816
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093.67		2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850.66		1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551.66		2.02
12/31/2016	12.51	.28	1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412.66		2.16
12/31/2015	14.57	.27	(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228.66		1.97

Class 4:
6/30/20203,4	13.31	.09	(1.21)	(1.12)	(.05)	(.15)	(.20)	11.99	(8.49)5	641.936		1.576
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621.92		1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368.91		1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247.91		1.76
12/31/2016	12.53	.24	1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132.91		1.81
12/31/2015	14.63	.24	(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32.91		1.75

Global Growth and Income Fund

Class 1:

6/30/20203,4	$15.92	$.11	$(1.87)	$(1.76)	$(.05)	$ (.38)	$ (.43)	$13.73	(11.08)%5	$595	.65%6	1.57%6
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625.65		2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492.63		1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485.63		2.43
12/31/2016	12.35	.28	.66	.94	(.27)	—	(.27)	13.02	7.61	571.63		2.18
12/31/2015	12.78	.36	(.50)	(.14)	(.29)	—	(.29)	12.35	(1.14)	293.64		2.79

Class 1A:
6/30/20203,4	15.88	.09	(1.85)	(1.76)	(.05)	(.38)	(.43)	13.69	(11.20)5	2.906		1.326
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1.88		1.74
12/31/20173,7	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.545	—8.846		1.206
Class 2:
6/30/20203,4	15.89	.09	(1.85)	(1.76)	(.05)	(.38)	(.43)	13.70	(11.20)5	1,185.906		1.306
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228.88		1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538.88		2.11
12/31/2016	12.33	.25	.65	.90	(.23)	—	(.23)	13.00	7.34	1,405.88		1.98
12/31/2015	12.75	.22	(.39)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479.89		1.73

Class 4:
6/30/20203,4	15.63	.07	(1.82)	(1.75)	(.04)	(.38)	(.42)	13.46	(11.29)5	133	1.156	1.056
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145	1.15	1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95	1.13	1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79	1.14	1.49
12/31/2016	12.26	.21	.65	.86	(.23)	—	(.23)	12.89	7.04	16	1.13	1.63
12/31/2015	12.71	.17	(.37)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5	1.14	1.32

See end of tables for footnotes.

American Funds Insurance Series	181

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

Growth-Income Fund

Class 1:

6/30/20203,4	$50.71	$ .38	$ (2.17)	$ (1.79)	$(.22)	$(1.30)	$(1.52)	$47.40	(3.62)%5	$20,113	.29%6	1.61%6
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765.28		1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588.29		1.79
12/31/2015	52.76	.79	.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747.29		1.59

Class 1A:
6/30/20203,4	50.54	.32	(2.16)	(1.84)	(.20)	(1.30)	(1.50)	47.20	(3.73)5	11.546		1.366
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7.53		1.43
12/31/20173,7	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.835	2.526		1.416
Class 2:
6/30/20203,4	50.08	.31	(2.13)	(1.82)	(.20)	(1.30)	(1.50)	46.76	(3.73)5	12,504.546		1.366
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930.53		1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854.54		1.54
12/31/2015	52.41	.66	.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895.54		1.34

Class 3:
6/30/20203,4	50.81	.33	(2.17)	(1.84)	(.20)	(1.30)	(1.50)	47.47	(3.70)5	142.476		1.436
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168.46		1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156.47		1.61
12/31/2015	52.82	.70	.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161.47		1.41

Class 4:
6/30/20203,4	49.52	.25	(2.12)	(1.87)	(.18)	(1.30)	(1.48)	46.17	(3.86)5	1,184.796		1.116
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827.78		1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495.79		1.29
12/31/2015	52.39	.58	.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410.79		1.25

182American Funds Insurance Series

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

International Growth and Income Fund

Class 1:

6/30/20203,4	$18.18	$.17	$(2.91)	$(2.74)	$(.04)	$ —	$(.04)	$15.40	(15.08)%5	$1,019	.68%6	2.24%6
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140.66		2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034.65		2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121.66		2.75
12/31/2016	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820.68		2.93
12/31/2015	16.27	.42	(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707.68		2.60

Class 1A:
6/30/20203,4	18.15	.15	(2.91)	(2.76)	(.03)	—	(.03)	15.36	(15.19)5	2.936		1.926
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2.90		2.35
12/31/20173,7	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.365	2.916		1.996
Class 2:
6/30/20203,4	18.12	.15	(2.90)	(2.75)	(.03)	—	(.03)	15.34	(15.17)5	190.936		1.936
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230.90		2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276.91		2.60
12/31/2016	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244.93		2.72
12/31/2015	16.22	.38	(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254.93		2.32

Class 4:
6/30/20203,4	18.01	.13	(2.88)	(2.75)	(.03)	—	(.03)	15.23	(15.29)5	90	1.186	1.736
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16	2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15	2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63	1.16	2.24
12/31/2016	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37	1.18	2.43
12/31/2015	16.19	.33	(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32	1.18	2.02

See end of tables for footnotes.

American Funds Insurance Series	183

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total			Net assets,	expenses	expenses	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	Net asset		end of	to average net	to average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	value, end	Total	period	assets before	assets after	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	waivers2	waivers2	net assets

Capital Income Builder

Class 1:

6/30/20203,4	$10.73	$.15	$ (.83)	$ (.68)	$(.16)	$ —	$(.16)	$ 9.89	(6.23)%5	$531	.53%6	.44%6	2.97%6
12/31/2019	9.37	.32	1.36	1.68	(.32)	—	(.32)	10.73	18.16	533.53		.53	3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317.54		.54	3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254.54		.54	3.21
12/31/2016	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17	156.54		.54	3.39
12/31/2015	9.81	.28	(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80.56		.56	2.88

Class 1A:
6/30/20203,4	10.72	.13	(.82)	(.69)	(.15)	—	(.15)	9.88	(6.36)5	5.786		.696	2.706
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6.78		.78	2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2.79		.79	2.82
12/31/20173,7	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.725	1.796		.796	2.636
Class 2:
6/30/20203,4	10.72	.13	(.82)	(.69)	(.15)	—	(.15)	9.88	(6.36)5	6.786		.696	2.726
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6.78		.78	2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4.79		.79	2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1.79		.79	2.82
12/31/2016	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08	—8.80		.80	2.82
12/31/2015	9.81	.31	(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)11	—8.4611		.4611	3.1211
Class 4:
6/30/20203,4	10.71	.12	(.82)	(.70)	(.14)	—	(.14)	9.87	(6.49)5	419	1.036	.946	2.446
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454	1.03	1.03	2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352	1.04	1.04	2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338	1.04	1.04	2.72
12/31/2016	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78	256	1.04	1.04	2.88
12/31/2015	9.80	.25	(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157	1.05	1.05	2.55

184American Funds Insurance Series

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

Asset Allocation Fund

Class 1:

6/30/20203,4	$24.05	$.22	$ (.57)	$ (.35)	$(.11)	$ (.11)	$ (.22)	$23.48	(1.47)%5	$17,061	.30%6	1.89%6
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556.29		1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008.29		1.97
12/31/2015	22.23	.40	(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64	10,913.29		1.85

Class 1A:
6/30/20203,4	23.99	.19	(.56)	(.37)	(.10)	(.11)	(.21)	23.41	(1.55)5	11.556		1.646
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7.53		1.82
12/31/20173,7	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.785	4.536		1.696
Class 2:
6/30/20203,4	23.79	.18	(.55)	(.37)	(.10)	(.11)	(.21)	23.21	(1.57)5	4,808.556		1.636
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480.54		1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144.54		1.72
12/31/2015	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008.54		1.60

Class 3:
6/30/20203,4	24.08	.19	(.56)	(.37)	(.10)	(.11)	(.21)	23.50	(1.54)5	31.486		1.706
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38.47		1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35.47		1.79
12/31/2015	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36.47		1.67

Class 4:
6/30/20203,4	23.67	.16	(.56)	(.40)	(.09)	(.11)	(.20)	23.07	(1.70)5	4,488.806		1.396
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582.79		1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861.79		1.47
12/31/2015	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414.79		1.45

See end of tables for footnotes.

American Funds Insurance Series	185
Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

Global Balanced Fund

Class 1:

6/30/20203,4	$13.51	$.09	$ (.47)	$ (.38)	$ —9	$(.05)	$(.05)	$13.08	(2.85)%5	$127	.71%6	1.49%6
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93.72		1.68
12/31/2016	10.74	.19	.32	.51	(.17)	—	(.17)	11.08	4.73	64.72		1.73
12/31/2015	11.11	.20	(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47.72		1.80

Class 1A:
6/30/20203,4	13.49	.08	(.48)	(.40)	—9	(.05)	(.05)	13.04	(3.00)5	2.966		1.236
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2.98		1.44
12/31/20173,7	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.715	—8.946		1.276
Class 2:
6/30/20203,4	13.48	.08	(.47)	(.39)	—9	(.05)	(.05)	13.04	(2.93)5	192.966		1.236
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210.96		1.43
12/31/2016	10.72	.16	.32	.48	(.14)	—	(.14)	11.06	4.48	178.97		1.48
12/31/2015	11.09	.18	(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171.97		1.60

Class 4:
6/30/20203,4	13.36	.06	(.47)	(.41)	—9	(.05)	(.05)	12.90	(3.11)5	92	1.216	.986
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94	1.22	1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69	1.22	1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51	1.22	1.07
12/31/2016	10.69	.12	.33	.45	(.14)	—	(.14)	11.00	4.21	10	1.24	1.12
12/31/2015	11.09	.06	(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1	1.34	.58

Bond Fund

Class 1:

6/30/20203,4	$11.17	$.12	$ .61	$ .73	$(.05)	$(.11)	$(.16)	$11.74	6.61%5	$6,193	.40%6	2.17%6
12/31/2019	10.47	.30	.71	1.01	(.31)	—	(.31)	11.17	9.70	6,481.39		2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962.38		2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434.38		2.19
12/31/2016	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829.38		1.91
12/31/2015	11.08	.22	(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731.38		1.95

Class 1A:
6/30/20203,4	11.13	.11	.61	.72	(.05)	(.11)	(.16)	11.69	6.515	8.656		1.916
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7.64		2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3.63		2.50
12/31/20173,7	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.465	1.626		2.016
Class 2:
6/30/20203,4	11.02	.11	.61	.72	(.05)	(.11)	(.16)	11.58	6.565	3,589.656		1.926
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561.64		2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524.63		2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966.63		1.94
12/31/2016	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959.63		1.65
12/31/2015	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135.63		1.69

Class 4:
6/30/20203,4	11.00	.09	.61	.70	(.05)	(.11)	(.16)	11.54	6.365	580.906		1.666
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502.89		2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366.88		2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297.88		1.72
12/31/2016	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102.88		1.41
12/31/2015	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59.88		1.47

186American Funds Insurance Series

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			expenses to	expenses to	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	waivers2	waivers2	net assets

Capital World Bond Fund

Class 1:

6/30/20203,4	$12.12	$.12	$ .14	$ .26	$(.03)	$(.21)	$(.24)	$12.14	2.14%5	$1,063	.59%6	.55%6	2.09%6
12/31/2019	11.42	.31	.61	.92	(.22)	—	(.22)	12.12	8.08	1,077.58		.58	2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015.57		.57	2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273.56		.56	2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115.57		.57	2.26
12/31/2015	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032.57		.57	2.34

Class 1A:
6/30/20203,4	12.10	.11	.13	.24	(.02)	(.21)	(.23)	12.11	2.035	1.836		.806	1.846
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1.83		.83	2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1.82		.82	2.36
12/31/20173,7	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.005	—8.726		.726	2.276
Class 2:
6/30/20203,4	12.03	.11	.13	.24	(.02)	(.21)	(.23)	12.04	2.035	968.846		.806	1.846
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002.83		.83	2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032.82		.82	2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164.81		.81	2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121.82		.82	2.01
12/31/2015	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208.82		.82	2.09

Class 4:
6/30/20203,4	11.92	.09	.14	.23	(.02)	(.21)	(.23)	11.92	1.935	49	1.096	1.056	1.596
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49	1.08	1.08	2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40	1.07	1.07	2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31	1.06	1.06	1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12	1.07	1.07	1.76
12/31/2015	11.70	.21	(.71)	(.50)	—9	(.31)	(.31)	10.89	(4.27)	6	1.07	1.07	1.86

See end of tables for footnotes.

American Funds Insurance Series	187

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

High-Income Bond Fund

Class 1:

6/30/20203,4	$ 9.87	$.31	$ (.77)	$ (.46)	$(.16)	$—	$(.16)	$ 9.25	(4.74)%5	$115	.52%6	6.73%6
12/31/2019	9.34	.67	.52	1.19	(.66)	—	(.66)	9.87	12.85	525.51		6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501.50		6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632.49		5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	—	(.64)	10.18	17.83	949.49		6.18
12/31/2015	10.54	.64	(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)	1,017.48		6.12

Class 1A:
6/30/20203,4	9.86	.30	(.78)	(.48)	(.15)	—	(.15)	9.23	(4.86)5	1.776		6.396
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1.75		6.11
12/31/20173,7	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.025	—8.726		5.746
Class 2:
6/30/20203,4	9.70	.29	(.76)	(.47)	(.15)	—	(.15)	9.08	(4.85)5	609.776		6.396
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661.75		6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776.74		5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	—	(.61)	10.04	17.69	799.74		5.92
12/31/2015	10.41	.60	(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765.73		5.85

Class 3:
6/30/20203,4	9.92	.30	(.78)	(.48)	(.15)	—	(.15)	9.29	(4.83)5	9.706		6.466
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10.68		6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12.67		5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	—	(.62)	10.22	17.68	13.67		5.99
12/31/2015	10.57	.62	(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12.66		5.91

Class 4:
6/30/20203,4	10.56	.30	(.81)	(.51)	(.15)	—	(.15)	9.90	(4.89)5	50	1.026	6.126
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63	1.01	6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31	1.00	5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34.99		5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	—	(.61)	10.79	17.29	21.99		5.55
12/31/2015	11.05	.62	(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1.98		5.51

188American Funds Insurance Series

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			expenses to	expenses to	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	waivers2	waivers2	net assets

American Funds Mortgage Fund

Class 1:

6/30/20203,4	$10.56	$.07	$ .54	$.61	$(.04)	$(.02)	$(.06)	$11.11	5.81%5	$192	.46%6	.40%6	1.25%6
12/31/2019	10.30	.24	.30	.54	(.28)	—	(.28)	10.56	5.30	210.47		.47	2.26
12/31/2018	10.47	.20	(.14)	.06	(.23)	—	(.23)	10.30	.58	209.48		.48	1.97
12/31/2017	10.56	.16	—9.16		(.18)	(.07)	(.25)	10.47	1.47	265.47		.47	1.52
12/31/2016	10.61	.15	.11	.26	(.20)	(.11)	(.31)	10.56	2.50	269.46		.46	1.39
12/31/2015	10.70	.10	.13	.23	(.18)	(.14)	(.32)	10.61	2.09	272.45		.45	.89

Class 1A:
6/30/20203,4	10.55	.05	.54	.59	(.04)	(.02)	(.06)	11.08	5.595	1.716		.656	.996
12/31/2019	10.28	.22	.30	.52	(.25)	—	(.25)	10.55	5.09	1.71		.71	2.04
12/31/2018	10.46	.18	(.14)	.04	(.22)	—	(.22)	10.28	.36	1.73		.73	1.77
12/31/20173,7	10.55	.14	—9.14		(.16)	(.07)	(.23)	10.46	1.315	—8.706		.706	1.386
Class 2:
6/30/20203,4	10.54	.05	.55	.60	(.04)	(.02)	(.06)	11.08	5.685	56.716		.656	.996
12/31/2019	10.28	.21	.31	.52	(.26)	—	(.26)	10.54	5.04	56.72		.72	2.01
12/31/2018	10.45	.18	(.15)	.03	(.20)	—	(.20)	10.28	.32	57.73		.73	1.72
12/31/2017	10.54	.14	(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63.72		.72	1.27
12/31/2016	10.59	.12	.12	.24	(.18)	(.11)	(.29)	10.54	2.25	63.71		.71	1.14
12/31/2015	10.68	.07	.13	.20	(.15)	(.14)	(.29)	10.59	1.86	59.70		.70	.65

Class 4:
6/30/20203,4	10.44	.04	.54	.58	(.04)	(.02)	(.06)	10.96	5.535	38.966		.896	.706
12/31/2019	10.19	.18	.31	.49	(.24)	—	(.24)	10.44	4.80	28.97		.97	1.71
12/31/2018	10.38	.15	(.15)	—9	(.19)	—	(.19)	10.19	.07	24.98		.98	1.49
12/31/2017	10.48	.11	—9.11		(.14)	(.07)	(.21)	10.38	.97	12.97		.97	1.03
12/31/2016	10.52	.09	.12	.21	(.14)	(.11)	(.25)	10.48	2.01	8.96		.96	.86
12/31/2015	10.65	.04	.14	.18	(.17)	(.14)	(.31)	10.52	1.62	11.97		.97	.37

See end of tables for footnotes.

American Funds Insurance Series	189

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets	net assets

Ultra-Short Bond Fund

Class 1:

6/30/20203,4	$11.30	$ .04	$ .01	$ .05	$(.03)	$—	$(.03)	$11.32	.43%5	$ 42	.36%6	.64%6
12/31/2019	11.31	.22	—9.22		(.23)	—	(.23)	11.30	1.92	30.36		1.92
12/31/2018	11.29	.18	—9.18		(.16)	—	(.16)	11.31	1.58	37.35		1.60
12/31/2017	11.27	.08	(.01)	.07	(.05)	—	(.05)	11.29	.66	37.35		.68
12/31/201612	11.26	.01	—9.01		—	—	—	11.27	.09	37.35		.11
12/31/2015	11.28	(.03)	.01	(.02)	—	—	—	11.26	(.18)	39.34		(.24)

Class 1A:
6/30/20203,4	11.30	.04	.01	.05	(.03)	—	(.03)	11.32	.415,11	—8	.336,11	.766,11
12/31/2019	11.31	.22	—9.22		(.23)	—	(.23)	11.30	1.9211	—8.3711		1.9011
12/31/2018	11.29	.18	—9.18		(.16)	—	(.16)	11.31	1.5811	—8.3511		1.6011
12/31/20173,7	11.27	.08	—9.08		(.06)	—	(.06)	11.29	.675,11	—8	.346,11	.696,11
Class 2:
6/30/20203,4	11.01	.02	.01	.03	(.02)	—	(.02)	11.02	.315	265.616		.446
12/31/2019	11.03	.18	—9.18		(.20)	—	(.20)	11.01	1.62	230.61		1.66
12/31/2018	11.01	.15	—9.15		(.13)	—	(.13)	11.03	1.36	247.60		1.34
12/31/2017	10.99	.05	—9.05		(.03)	—	(.03)	11.01	.46	249.60		.42
12/31/201612	11.01	(.02)	—9	(.02)	—	—	—	10.99	(.18)	297.60		(.14)
12/31/2015	11.06	(.05)	—9	(.05)	—	—	—	11.01	(.45)	302.59		(.49)
Class 3:
6/30/20203,4	11.13	.03	.01	.04	(.03)	—	(.03)	11.14	.315	4.546		.536
12/31/2019	11.14	.20	—9.20		(.21)	—	(.21)	11.13	1.76	3.54		1.74
12/31/2018	11.12	.16	(.01)	.15	(.13)	—	(.13)	11.14	1.38	4.53		1.42
12/31/2017	11.10	.06	—9.06		(.04)	—	(.04)	11.12	.54	4.53		.50
12/31/201612	11.11	(.01)	—9	(.01)	—	—	—	11.10	(.09)	4.53		(.08)
12/31/2015	11.16	(.05)	—9	(.05)	—	—	—	11.11	(.45)	6.52		(.42)
Class 4:
6/30/20203,4	11.13	.01	—9.01		(.02)	—	(.02)	11.12	.115	33.866		.146
12/31/2019	11.15	.16	—9.16		(.18)	—	(.18)	11.13	1.40	22.86		1.40
12/31/2018	11.13	.12	.01	.13	(.11)	—	(.11)	11.15	1.14	18.86		1.11
12/31/2017	11.12	.02	—9.02		(.01)	—	(.01)	11.13	.16	15.85		.19
12/31/201612	11.17	(.04)	(.01)	(.05)	—	—	—	11.12	(.45)	13.85		(.40)
12/31/2015	11.25	(.08)	—9	(.08)	—	—	—	11.17	(.71)	16.85		(.74)

190American Funds Insurance Series

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets	net assets

U.S. Government/AAA-Rated Securities Fund

Class 1:

6/30/20203,4	$12.34	$.09	$ .99	$1.08	$(.07)	$(.27)	$(.34)	$13.08	8.80%5	$375	.38%6	1.40%6
12/31/2019	11.94	.25	.43	.68	(.28)	—	(.28)	12.34	5.69	1,418.37		2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91	1,445.36		2.02
12/31/2017	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83	1,558.36		1.68
12/31/2016	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44	1,467.36		1.31
12/31/2015	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93	1,426.35		1.02

Class 1A:
6/30/20203,4	12.32	.06	1.00	1.06	(.07)	(.27)	(.34)	13.04	8.645	3.646		.966
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42	2.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70	1.61		1.82
12/31/20173,7	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.735	—8.586		1.536
Class 2:
6/30/20203,4	12.21	.06	1.00	1.06	(.07)	(.27)	(.34)	12.93	8.705	1,328.636		1.016
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31	1,343.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73	1,323.61		1.77
12/31/2017	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59	1,473.61		1.43
12/31/2016	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19	1,503.61		1.05
12/31/2015	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59	1,579.60		.79

Class 3:
6/30/20203,4	12.37	.07	1.00	1.07	(.07)	(.27)	(.34)	13.10	8.775	11.576		1.056
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49	9.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71	9.54		1.84
12/31/2017	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72	10.54		1.50
12/31/2016	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24	11.54		1.12
12/31/2015	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64	11.53		.85

Class 4:
6/30/20203,4	12.22	.04	1.00	1.04	(.07)	(.27)	(.34)	12.92	8.535	247.896		.696
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14	124.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50	91.86		1.53
12/31/2017	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28	62.86		1.18
12/31/2016	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99	57.86		.82
12/31/2015	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29	46.85		.56

See end of tables for footnotes.

American Funds Insurance Series	191

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions					Ratio of	Ratio of
										expenses	expenses
			Net gains							to average	to average
			(losses) on				Total			net assets	net assets		Ratio of
	Net asset	Net	securities		Dividends	Distribu-	dividends			before	after	Net	net income
	value,	investment	(both	Total from	(from net	tions	and	Net asset	Net assets,	waivers/	waivers/	effective	(loss)
	beginning	income	realized and	investment	investment	(from capital	distribu-	value, end	end of period	reimburse-	reimburse-	expense	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	tions	of period Total return13	(in millions)	ments14	ments13,14	ratio13,15	net assets13

Managed Risk Growth Fund

Class P1:

6/30/20203,4	$13.78	$ .02	$ 1.14	$ 1.16	$(.12)	$ (.68)	$ (.80)	$14.14	8.57%5	$ 9	.42%6	.37%6	.73%6	.30%6
12/31/2019	12.30	.15	2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6.42		.37	.73	1.19
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)11	3.4211		.3711	.7111	.8211
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.2311	2.4211		.3611	.7011	.6911
12/31/2016	11.49	.08	.20	.28	(.05)	(1.01)	(1.06)	10.71	2.8911	1.5011		.3411	.6811	.7911
12/31/2015	11.37	.09	.03	.12	—	—	—	11.49	1.0611	—8.5311		.2911	.6311	.8011
Class P2:
6/30/20203,4	13.71	—9	1.13	1.13	(.11)	(.68)	(.79)	14.05	8.425	467.686		.636	.996	(.01)6
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434.68		.63	.99	.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340.68		.63	.97	.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286.69		.63	.97	.34
12/31/2016	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200.79		.63	.97	.43
12/31/2015	11.35	.04	.04	.08	—	—	—	11.43	.71	146.89		.66	1.00	.31

Managed Risk International Fund

Class P1:

6/30/20203,4	$11.01	$ .01	$(1.37)	$(1.36)	$(.16)	$ (.08)	$ (.24)	$ 9.41	(12.33)%5,11	$1	.44%6,11	.39%6,11	.90%6,11	.21%6,11
12/31/2019	9.82	.17	1.54	1.71	(.20)	(.32)	(.52)	11.01	17.9111	1.4111		.3311	.8411	1.6411
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)11	—8.3311		.2811	.7711	3.0211
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.2811	—8.2811		.2011	.6911	1.1311
12/31/2016	9.48	.10	(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)11	—8.3911		.2311	.7411	1.1511
12/31/2015	10.10	.18	(.80)	(.62)	—9	—	—9	9.48	(6.12)11	—8.4511		.2111	.7211	1.7511
Class P2:
6/30/20203,4	10.92	(.01)	(1.35)	(1.36)	(.12)	(.08)	(.20)	9.36	(12.45)5	154.716		.666	1.176	(.15)6
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165.71		.63	1.14	1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151.69		.64	1.13	1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148.71		.63	1.12	1.03
12/31/2016	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97.79		.63	1.14	.97
12/31/2015	10.09	.13	(.79)	(.66)	—9	—	—9	9.43	(6.52)	83.90		.66	1.17	1.30

Managed Risk Blue Chip Income and Growth Fund

Class P1:

6/30/20203,4	$12.01	$ .03	$(1.04)	$(1.01)	$(.22)	$ (.34)	$ (.56)	$10.44	(8.30)%5,11	$1	.40%6,11	.35%6,11	.76%6,11	.63%6,11
12/31/2019	11.28	.25	1.28	1.53	(.20)	(.60)	(.80)	12.01	14.1411	1.3811		.3311	.7411	2.1411
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)11	—8.3311		.2811	.6711	3.2111
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.4811	—8.3011		.2511	.6411	1.5911
12/31/2016	10.80	.20	1.25	1.45	(.21)	(.37)	(.58)	11.67	13.7711	—8.4311		.2711	.6711	1.8311
12/31/2015	11.70	.19	(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)11	—8.5011		.2711	.6611	1.6411
Class P2:
6/30/20203,4	11.91	.02	(1.04)	(1.02)	(.18)	(.34)	(.52)	10.37	(8.48)5	343.686		.636	1.046	.286
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365.68		.63	1.04	1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336.68		.63	1.02	1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367.68		.63	1.02	1.43
12/31/2016	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291.79		.63	1.03	2.04
12/31/2015	11.67	.18	(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137.89		.66	1.05	1.57

192American Funds Insurance Series

		Income (loss) from investment operations1			Dividends and distributions					Ratio of	Ratio of
										expenses	expenses
			Net gains							to average	to average
			(losses) on				Total			net assets	net assets		Ratio of
	Net asset	Net	securities		Dividends	Distribu-	dividends			before	after	Net	net income
	value,	investment	(both	Total from	(from net	tions	and	Net asset	Net assets,	waivers/	waivers/	effective	(loss)
	beginning	income	realized and	investment	investment	(from capital	distribu-	value, end	end of period	reimburse-	reimburse-	expense	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	tions	of period Total return13	(in millions)	ments14	ments13,14	ratio13,15	net assets13

Managed Risk Growth-Income Fund

Class P1:

6/30/20203,4	$13.76	$ .03	$ .05	$ .08	$(.21)	$(.74)	$(.95)	$12.89	.66%5	$1,938	.41%6	.36%6	.67%6	.52%6
12/31/2019	11.73	.22	2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987.42		.37	.67	1.71
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662.40		.35	.64	(.20)
12/31/2017	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.6411	2.4411		.3711	.6611	1.6111
12/31/2016	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.4911	1.5211		.3611	.6411	1.4611
12/31/2015	11.67	.25	(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)11	1.5611		.3111	.5911	2.1711
Class P2:
6/30/20203,4	13.69	.02	.05	.07	(.20)	(.74)	(.94)	12.82	.625	285.666		.616	.926	.286
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283.67		.62	.92	1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230.69		.64	.93	1.25
12/31/2017	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206.70		.63	.92	1.08
12/31/2016	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160.79		.63	.91	1.13
12/31/2015	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122.89		.66	.94	1.04

Managed Risk Asset Allocation Fund

Class P1:

6/30/20203,4	$13.81	$ .06	$ (.58)	$ (.52)	$(.21)	$(.52)	$(.73)	$12.56	(3.71)%5	$4	.41%6	.36%6	.66%6	.93%6
12/31/2019	12.23	.26	1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2.41		.36	.65	2.01
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2.37		.32	.59	1.67
12/31/2017	12.02	.19	1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656.43		.38	.66	1.45
12/31/2016	11.72	.19	.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217.43		.38	.66	1.65
12/31/2015	12.29	.25	(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712.54		.40	.68	2.06

Class P2:
6/30/20203,4	13.46	.02	(.54)	(.52)	(.20)	(.52)	(.72)	12.22	(3.80)5	2,631.666		.616	.916	.306
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830.66		.61	.90	1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541.62		.57	.84	1.27
12/31/2017	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798.68		.63	.91	1.13
12/31/2016	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342.68		.63	.91	1.20
12/31/2015	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953.79		.66	.94	1.16

See end of tables for footnotes.

American Funds Insurance Series	193

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended		Period ended December 31,

excluding mortgage dollar roll transactions16,17	June 30, 20203,4,5	2019	2018	2017	2016	2015
Capital Income Builder	84%	44%	42%	59%	41%	38%
Asset Allocation Fund	31	47	34	39	43	28
Global Balanced Fund	28	60	30	28	43	36
Bond Fund	47	146	98	153	108	141
Capital World Bond Fund	59	110	78	74	70	88
American Funds Mortgage Fund	85	84	60	98	113	138
U.S. Government/AAA-Rated Securities Fund	65	103	76	120	273	352
Portfolio turnover rate for all share classes	Six months ended		Period ended December 31,

including mortgage dollar roll transactions, if applicable16,17	June 30, 20203,4,5	2019	2018	2017	2016	2015
Global Growth Fund	9	14%	25%	31%	27%	29%
Global Small Capitalization Fund	24	50	43	33	40	36
Growth Fund	12	21	35	24	26	20
International Fund	21	32	29	29	31	37
New World Fund	60	38	58	56	32	39
Blue Chip Income and Growth Fund	29	37	49	34	30	26
Global Growth and Income Fund	24	29	49	41	57	37
Growth-Income Fund	20	27	39	27	27	25
International Growth and Income Fund	31	28	38	51	32	35
Capital Income Builder Fund	118	72	98	88	53	128
Asset Allocation Fund	63	79	86	85	83	76
Global Balanced Fund	35	74	51	41	65	76
Bond Fund	205	373	514	502	375	434
Capital World Bond Fund	84	159	125	105	154	159
High-Income Bond Fund	41	58	67	78	89	66
American Funds Mortgage Fund	466	350	811	680	713	1103
U.S. Government/AAA-Rated Securities Fund	403	277	446	551	539	901
Ultra-Short Bond Fund	—18	—18	—18	—18	—12,18	N/A
Managed Risk Growth Fund	63	10	7	25	15	16
Managed Risk International Fund	56	8	8	25	26	15
Managed Risk Blue Chip Income and Growth Fund	79	13	11	32	9	20
Managed Risk Growth-Income Fund	26	6	14	26	14	11
Managed Risk Asset Allocation Fund	26	8	12	1	3	3

1Based on average shares outstanding.

2Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.

3Based on operations for a period that is less than a full year.

4Unaudited.

5Not annualized.

6Annualized.

7Class 1A shares began investment operations on January 6, 2017.

8Amount less than $1 million.

9Amount less than $.01.

10Amount less than .01%.

11All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

12On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.

13This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC waived a portion of investment advisory services fees on some of the funds, including each of the managed risk funds. In addition, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

14This column does not include expenses of the underlying funds in which each fund invests.

15This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.

16Refer to Note 5 for further information on mortgage dollar rolls.

17Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.

18Amount is either less than 1% or there is no turnover.

See notes to financial statements.

194American Funds Insurance Series

Expense example

unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2020, through

June 30, 2020).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series	195
	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2020	6/30/2020	period1	ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$1,042.23	$2.84	.56%
Class 1 – assumed 5% return	1,000.00	1,022.08	2.82	.56

Class 1A – actual return	1,000.00	1,041.28	4.11	.81
Class 1A – assumed 5% return	1,000.00	1,020.84	4.07	.81

Class 2 – actual return	1,000.00	1,040.99	4.11	.81
Class 2 – assumed 5% return	1,000.00	1,020.84	4.07	.81

Class 4 – actual return	1,000.00	1,039.93	5.38	1.06
Class 4 – assumed 5% return	1,000.00	1,019.59	5.32	1.06

Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$968.16	$3.67	.75%
Class 1 – assumed 5% return	1,000.00	1,021.13	3.77	.75

Class 1A – actual return	1,000.00	967.03	4.89	1.00
Class 1A – assumed 5% return	1,000.00	1,019.89	5.02	1.00

Class 2 – actual return	1,000.00	967.18	4.89	1.00
Class 2 – assumed 5% return	1,000.00	1,019.89	5.02	1.00

Class 4 – actual return	1,000.00	965.40	6.11	1.25
Class 4 – assumed 5% return	1,000.00	1,018.65	6.27	1.25

Growth Fund
Class 1 – actual return	$1,000.00	$1,120.97	$1.90	.36%
Class 1 – assumed 5% return	1,000.00	1,023.07	1.81	.36

Class 1A – actual return	1,000.00	1,119.49	3.21	.61
Class 1A – assumed 5% return	1,000.00	1,021.83	3.07	.61

Class 2 – actual return	1,000.00	1,119.67	3.21	.61
Class 2 – assumed 5% return	1,000.00	1,021.83	3.07	.61

Class 3 – actual return	1,000.00	1,120.05	2.85	.54
Class 3 – assumed 5% return	1,000.00	1,022.18	2.72	.54

Class 4 – actual return	1,000.00	1,118.15	4.53	.86
Class 4 – assumed 5% return	1,000.00	1,020.59	4.32	.86

International Fund
Class 1 – actual return	$1,000.00	$887.96	$2.58	.55%
Class 1 – assumed 5% return	1,000.00	1,022.13	2.77	.55

Class 1A – actual return	1,000.00	886.81	3.75	.80
Class 1A – assumed 5% return	1,000.00	1,020.89	4.02	.80

Class 2 – actual return	1,000.00	886.66	3.75	.80
Class 2 – assumed 5% return	1,000.00	1,020.89	4.02	.80

Class 3 – actual return	1,000.00	887.02	3.42	.73
Class 3 – assumed 5% return	1,000.00	1,021.23	3.67	.73

Class 4 – actual return	1,000.00	885.43	4.92	1.05
Class 4 – assumed 5% return	1,000.00	1,019.64	5.27	1.05

New World Fund
Class 1 – actual return	$1,000.00	$959.42	$3.46	.71%
Class 1 – assumed 5% return	1,000.00	1,021.33	3.57	.71

Class 1A – actual return	1,000.00	958.20	4.63	.95
Class 1A – assumed 5% return	1,000.00	1,020.14	4.77	.95

Class 2 – actual return	1,000.00	958.22	4.67	.96
Class 2 – assumed 5% return	1,000.00	1,020.09	4.82	.96

Class 4 – actual return	1,000.00	956.88	5.89	1.21
Class 4 – assumed 5% return	1,000.00	1,018.85	6.07	1.21

196American Funds Insurance Series

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2020	6/30/2020	period1	ratio
Blue Chip Income and Growth Fund
Class 1 – actual return	$1,000.00	$917.33	$2.05	.43%
Class 1 – assumed 5% return	1,000.00	1,022.73	2.16	.43

Class 1A – actual return	1,000.00	916.02	3.24	.68
Class 1A – assumed 5% return	1,000.00	1,021.48	3.42	.68

Class 2 – actual return	1,000.00	915.91	3.24	.68
Class 2 – assumed 5% return	1,000.00	1,021.48	3.42	.68

Class 4 – actual return	1,000.00	915.12	4.43	.93
Class 4 – assumed 5% return	1,000.00	1,020.24	4.67	.93

Global Growth and Income Fund
Class 1 – actual return	$1,000.00	$889.23	$3.05	.65%
Class 1 – assumed 5% return	1,000.00	1,021.63	3.27	.65

Class 1A – actual return	1,000.00	887.99	4.22	.90
Class 1A – assumed 5% return	1,000.00	1,020.39	4.52	.90

Class 2 – actual return	1,000.00	887.98	4.22	.90
Class 2 – assumed 5% return	1,000.00	1,020.39	4.52	.90

Class 4 – actual return	1,000.00	887.05	5.40	1.15
Class 4 – assumed 5% return	1,000.00	1,019.14	5.77	1.15

Growth-Income Fund
Class 1 – actual return	$1,000.00	$963.83	$1.42	.29%
Class 1 – assumed 5% return	1,000.00	1,023.42	1.46	.29

Class 1A – actual return	1,000.00	962.74	2.64	.54
Class 1A – assumed 5% return	1,000.00	1,022.18	2.72	.54

Class 2 – actual return	1,000.00	962.74	2.64	.54
Class 2 – assumed 5% return	1,000.00	1,022.18	2.72	.54

Class 3 – actual return	1,000.00	962.98	2.29	.47
Class 3 – assumed 5% return	1,000.00	1,022.53	2.36	.47

Class 4 – actual return	1,000.00	961.40	3.85	.79
Class 4 – assumed 5% return	1,000.00	1,020.93	3.97	.79

International Growth and Income Fund
Class 1 – actual return	$1,000.00	$849.25	$3.13	.68%
Class 1 – assumed 5% return	1,000.00	1,021.48	3.42	.68

Class 1A – actual return	1,000.00	848.07	4.27	.93
Class 1A – assumed 5% return	1,000.00	1,020.24	4.67	.93

Class 2 – actual return	1,000.00	848.30	4.27	.93
Class 2 – assumed 5% return	1,000.00	1,020.24	4.67	.93

Class 4 – actual return	1,000.00	847.09	5.42	1.18
Class 4 – assumed 5% return	1,000.00	1,019.00	5.92	1.18

Capital Income Builder
Class 1 – actual return	$1,000.00	$937.71	$2.12	.44%
Class 1 – assumed 5% return	1,000.00	1,022.68	2.21	.44

Class 1A – actual return	1,000.00	936.40	3.32	.69
Class 1A – assumed 5% return	1,000.00	1,021.43	3.47	.69

Class 2 – actual return	1,000.00	936.41	3.32	.69
Class 2 – assumed 5% return	1,000.00	1,021.43	3.47	.69

Class 4 – actual return	1,000.00	935.07	4.52	.94
Class 4 – assumed 5% return	1,000.00	1,020.19	4.72	.94

See end of tables for footnotes.

American Funds Insurance Series	197
		Beginning	Ending	Expenses	Annualized
		account value	account value	paid during	expense
		1/1/2020	6/30/2020	period1	ratio
Asset Allocation Fund
Class 1	– actual return	$1,000.00	$ 985.29	$1.48	.30%
Class 1	– assumed 5% return	1,000.00	1,023.37	1.51	.30

Class 1A – actual return		1,000.00	984.46	2.71	.55
Class 1A – assumed 5% return		1,000.00	1,022.13	2.77	.55

Class 2	– actual return	1,000.00	984.31	2.71	.55
Class 2	– assumed 5% return	1,000.00	1,022.13	2.77	.55

Class 3	– actual return	1,000.00	984.60	2.37	.48
Class 3	– assumed 5% return	1,000.00	1,022.48	2.41	.48

Class 4	– actual return	1,000.00	983.04	3.94	.80
Class 4	– assumed 5% return	1,000.00	1,020.89	4.02	.80

Global Balanced Fund
Class 1	– actual return	$1,000.00	$ 971.52	$3.48	.71%
Class 1	– assumed 5% return	1,000.00	1,021.33	3.57	.71

Class 1A – actual return		1,000.00	969.99	4.70	.96
Class 1A – assumed 5% return		1,000.00	1,020.09	4.82	.96

Class 2	– actual return	1,000.00	970.71	4.70	.96
Class 2	– assumed 5% return	1,000.00	1,020.09	4.82	.96

Class 4	– actual return	1,000.00	968.94	5.92	1.21
Class 4	– assumed 5% return	1,000.00	1,018.85	6.07	1.21

Bond Fund
Class 1	– actual return	$1,000.00	$1,066.05	$2.05	.40%
Class 1	– assumed 5% return	1,000.00	1,022.87	2.01	.40

Class 1A – actual return		1,000.00	1,065.05	3.34	.65
Class 1A – assumed 5% return		1,000.00	1,021.63	3.27	.65

Class 2	– actual return	1,000.00	1,065.58	3.34	.65
Class 2	– assumed 5% return	1,000.00	1,021.63	3.27	.65

Class 4	– actual return	1,000.00	1,063.57	4.62	.90
Class 4	– assumed 5% return	1,000.00	1,020.39	4.52	.90

Capital World Bond Fund
Class 1	– actual return	$1,000.00	$1,021.40	$2.76	.55%
Class 1	– assumed 5% return	1,000.00	1,022.13	2.77	.55

Class 1A – actual return		1,000.00	1,020.30	4.02	.80
Class 1A – assumed 5% return		1,000.00	1,020.89	4.02	.80

Class 2	– actual return	1,000.00	1,020.29	4.02	.80
Class 2	– assumed 5% return	1,000.00	1,020.89	4.02	.80

Class 4	– actual return	1,000.00	1,019.27	5.27	1.05
Class 4	– assumed 5% return	1,000.00	1,019.64	5.27	1.05

High-Income Bond Fund
Class 1	– actual return	$1,000.00	$ 952.57	$2.52	.52%
Class 1	– assumed 5% return	1,000.00	1,022.28	2.61	.52

Class 1A – actual return		1,000.00	951.37	3.74	.77
Class 1A – assumed 5% return		1,000.00	1,021.03	3.87	.77

Class 2	– actual return	1,000.00	951.48	3.74	.77
Class 2	– assumed 5% return	1,000.00	1,021.03	3.87	.77

Class 3	– actual return	1,000.00	951.66	3.40	.70
Class 3	– assumed 5% return	1,000.00	1,021.38	3.52	.70

Class 4	– actual return	1,000.00	951.12	4.95	1.02
Class 4	– assumed 5% return	1,000.00	1,019.79	5.12	1.02

198American Funds Insurance Series

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2020	6/30/2020	period1	ratio
American Funds Mortgage Fund
Class 1 – actual return	$1,000.00	$1,058.13	$2.05	.40%
Class 1 – assumed 5% return	1,000.00	1,022.87	2.01	.40

Class 1A – actual return	1,000.00	1,055.92	3.32	.65
Class 1A – assumed 5% return	1,000.00	1,021.63	3.27	.65

Class 2 – actual return	1,000.00	1,056.83	3.32	.65
Class 2 – assumed 5% return	1,000.00	1,021.63	3.27	.65

Class 4 – actual return	1,000.00	1,055.32	4.55	.89
Class 4 – assumed 5% return	1,000.00	1,020.44	4.47	.89

Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$1,004.25	$1.79	.36%
Class 1 – assumed 5% return	1,000.00	1,023.07	1.81	.36

Class 1A – actual return	1,000.00	1,004.11	1.64	.33
Class 1A – assumed 5% return	1,000.00	1,023.22	1.66	.33

Class 2 – actual return	1,000.00	1,003.06	3.04	.61
Class 2 – assumed 5% return	1,000.00	1,021.83	3.07	.61

Class 3 – actual return	1,000.00	1,003.15	2.69	.54
Class 3 – assumed 5% return	1,000.00	1,022.18	2.72	.54

Class 4 – actual return	1,000.00	1,001.08	4.28	.86
Class 4 – assumed 5% return	1,000.00	1,020.59	4.32	.86

U.S. Government/AAA-Rated Securities Fund
Class 1 – actual return	$1,000.00	$1,088.03	$1.97	.38%
Class 1 – assumed 5% return	1,000.00	1,022.97	1.91	.38

Class 1A – actual return	1,000.00	1,086.41	3.32	.64
Class 1A – assumed 5% return	1,000.00	1,021.68	3.22	.64

Class 2 – actual return	1,000.00	1,087.01	3.27	.63
Class 2 – assumed 5% return	1,000.00	1,021.73	3.17	.63

Class 3 – actual return	1,000.00	1,087.72	2.96	.57
Class 3 – assumed 5% return	1,000.00	1,022.03	2.87	.57

Class 4 – actual return	1,000.00	1,085.32	4.61	.89
Class 4 – assumed 5% return	1,000.00	1,020.44	4.47	.89

See end of tables for footnotes.

American Funds Insurance Series	199
	Beginning	Ending	Expenses	Annualized	Effective	Effective
	account value	account value	paid during		expenses paid	annualized
	1/1/2020	6/30/2020	period1,2	expense ratio2	during period3	expense ratio4
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,085.74	$1.92	.37%	$3.79	.73%
Class P1 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.67	.73

Class P2 – actual return	1,000.00	1,084.18	3.26	.63	5.13	.99
Class P2 – assumed 5% return	1,000.00	1,021.73	3.17	.63	4.97	.99

Managed Risk International Fund
Class P1 – actual return	$1,000.00	$876.65	$1.82	.39%	$4.20	.90%
Class P1 – assumed 5% return	1,000.00	1,022.92	1.96	.39	4.52	.90

Class P2 – actual return	1,000.00	875.51	3.08	.66	5.46	1.17
Class P2 – assumed 5% return	1,000.00	1,021.58	3.32	.66	5.87	1.17

Managed Risk Blue Chip Income and Growth Fund
Class P1 – actual return	$1,000.00	$917.01	$1.67	.35%	$3.62	.76%
Class P1 – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.82	.76

Class P2 – actual return	1,000.00	915.15	3.00	.63	4.95	1.04
Class P2 – assumed 5% return	1,000.00	1,021.73	3.17	.63	5.22	1.04

Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,006.57	$1.80	.36%	$3.34	.67%
Class P1 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.37	.67

Class P2 – actual return	1,000.00	1,006.22	3.04	.61	4.59	.92
Class P2 – assumed 5% return	1,000.00	1,021.83	3.07	.61	4.62	.92

Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$962.89	$1.76	.36%	$3.22	.66%
Class P1 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.32	.66

Class P2 – actual return	1,000.00	962.00	2.98	.61	4.44	.91
Class P2 – assumed 5% return	1,000.00	1,021.83	3.07	.61	4.57	.91

1The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

2The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.

3The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the period).

4The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

200American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2021. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared speciﬁcally in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall ﬁnancial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), ﬁnancial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the beneﬁts to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the funds, including operational, business, ﬁnancial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have beneﬁted and should continue to beneﬁt each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should beneﬁt each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund are competitive with those of other similar funds included in the comparable Lipper category.

American Funds Insurance Series	201

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its afﬁliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reﬂected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary beneﬁts

The board and the committee considered a variety of other beneﬁts that CRMC and its afﬁliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s afﬁliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an afﬁliate of CRMC; and possible ancillary beneﬁts to CRMC and its institutional management afﬁliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC beneﬁted from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary beneﬁts into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser ﬁnancial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualiﬁed personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the proﬁtability of the investment adviser and its afﬁliates. The board and the committee also compared CRMC’s proﬁtability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term proﬁtability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efﬁciencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reﬂected a reasonable sharing of beneﬁts between CRMC and each fund’s shareholders.

202American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2021. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund in the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared speciﬁcally in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall ﬁnancial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), ﬁnancial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the beneﬁts to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the funds, including operational, business, ﬁnancial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have beneﬁted and should continue to beneﬁt each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have beneﬁted and should continue to beneﬁt each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identiﬁed by management over various periods (including each fund’s lifetime) through September 30, 2019. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that each fund’s investment results

American Funds Insurance Series	203

and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreement, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should beneﬁt each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its afﬁliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reﬂected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as the risks assumed by the adviser, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary beneﬁts

The board and the committee considered a variety of other beneﬁts that CRMC and its afﬁliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s afﬁliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an afﬁliate of CRMC; and possible ancillary beneﬁts to CRMC and its institutional management afﬁliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC beneﬁted from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee also reviewed similar ancillary beneﬁts received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary beneﬁts into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

5. Adviser ﬁnancial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualiﬁed personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the proﬁtability of the investment adviser and its afﬁliates. The board and the committee also compared CRMC’s proﬁtability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term proﬁtability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efﬁciencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reﬂected a reasonable sharing of beneﬁts between CRMC and each fund’s shareholders.

204American Funds Insurance Series

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American Funds Insurance Series	205

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206American Funds Insurance Series

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American Funds Insurance Series	207

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC (Managed Risk Funds only)

71 South Wacker Drive, 31st Floor Chicago, IL 60606

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

208American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

Complete June 30, 2020, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2020, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag that of the underlying fund in certain market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

American Funds Insurance Series	209

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment industry experience, including 23 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series superior outcomes

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 90% of 10-year periods and 100% of 20-year periods.2 Our ﬁxed income funds have helped investors achieve diversiﬁcation through attention to correlation between bonds and equities.3 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.4

1Investment industry experience as of the American Funds Insurance Series prospectus dated May 1, 2020.

2Based on Class 1 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Global Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Reﬁnitiv Lipper. There have been periods when the fund has lagged the index.

3Based on Class 1 share results as of December 31, 2019. Four of our ﬁve ﬁxed income funds showed a three-year correlation below 0.1. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

4Based on management fees for the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an afﬁliated company or fund. All other company and product names mentioned are the property of their respective companies.

Lit. No. INGESRX-998-0820P © 2020 Capital Group. All rights reserved.
Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)   (1) Disclose that the registrant’s board of directors has determined that the registrant either:

                                (i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2)   If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).

(3)   If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)       (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not Applicable: The additional information required by this item is required only in an annual report on the Form N-CSR.

Item 5.    Audit Committee of Listed Registrants.

(a)

If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR
§
240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(B)), so state.

Not Applicable.

(b)

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR
§
240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable.

Item 6.    Investments.

(a)

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Th
e complete
schedule
of investments
is included
in
Item 1 of this Form N-CSR.

(b)

If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:
(1)

Name of the issuer;

(2)

Exchange ticker symbol;
(3)

Committee on Uniform Securities Identification Procedures (“CUSIP”) number;

(4)

Total number of shares or, for debt securities, principal amount divested;

(5)

Date(s) that the securities were divested;

(6)

If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)

Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the
first
date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable
.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR
§
240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C.
§
781).

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR
§
240.14a-101)), or this Item.

Not Applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s
principal executive officer and principal financial officer have concluded
, based on their
evaluation of the
registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of June 10, 2020, are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i)
accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure
; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Act (17 CFR
§
270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

                If the registrant is a closed-end management company, provide the information specified in paragraphs (a) and (b) of this item relating to the securities lending activities of the registrant.

Not Applicable.

Item 13. Exhibits.

(a) File the exhibits listed below as part of this Form.  Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

section302

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR
§
270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to ten (10) or more persons.

Not Applicable.

(a)(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR § 249.308).  Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not Applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)                    ___/s/ Lee T Cummings_______________
Name:    Lee T. Cummings
Title:      Principal Financial Officer
Date:      September 14, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                                NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)                    __/s/ Michael S. Spangler_____________
Name:    Michael S. Spangler
Title:      Principal Executive Officer
Date:      September 14, 2021

By (Signature and Title)                     __/s/ Lee T. Cummings_________________
Name:    Lee T. Cummings
Title:      Principal Financial Officer
Date:      September 14, 2021

*
Print the name and title of each signing officer under his or her signature.